UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 - September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds Total Return Fund—A, B, and C Classes

•	PIMCO Funds Total Return Fund—Class D

•	PIMCO Funds—Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

Share Classes Institutional and Administrative	Semiannual Report September 30, 2006

Bond Funds

Convertible Fund

Diversified Income Fund

Extended Duration Fund

Floating Income Fund

GNMA Fund

High Yield Fund

Investment Grade Corporate Bond Fund

Long Duration Total Return Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Real Return Fund

Short-Term Fund

StocksPLUS® Fund

Total Return Mortgage Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		22
Financial Highlights		24
Statements of Assets and Liabilities		34
Statements of Operations		37
Statements of Changes in Net Assets		40
Notes to Financial Statements		126
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		138

Fund	Fund Summary	Schedules of Investments

Convertible Fund	4	44
Diversified Income Fund	5	47
Extended Duration Fund	6	57
Floating Income Fund	7	58
GNMA Fund	8	67
High Yield Fund	9	69
Investment Grade Corporate Bond Fund	10	75
Long Duration Total Return Fund	11	81
Long-Term U.S. Government Fund	12	83
Low Duration Fund	13	87
Low Duration Fund II	14	94
Low Duration Fund III	15	97
Moderate Duration Fund	16	101
Money Market Fund	17	106
Real Return Fund	18	107
Short-Term Fund	19	112
StocksPLUS® Fund	20	118
Total Return Mortgage Fund	21	123

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the six-month period include:

■	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

■	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

■	Stocks and Treasury Inflation-Protected Securities (“TIPS”) slightly outpaced the broad bond market during this time, with the S&P 500 Index and Lehman Brothers U.S. TIPS Index returning 4.14% and 4.07%, respectively.

■	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Convertible Fund (8/00), Diversified Income Fund (10/04), Floating Income Fund (12/05), High Yield Fund (1/95), Investment Grade Corporate Bond Fund (9/02), Long-Term U.S. Government Fund (9/97), Low Duration Fund (1/95), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Money Market Fund (1/95), Real Return Fund (4/00), Short-Term Fund (2/96), StocksPLUS® Fund (1/97) and Total Return Mortgage Fund (12/01). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2006 to September 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	3

PIMCO Convertible Fund	Institutional Class	PFCIX
	Administrative Class	PFCAX

Cumulative Returns Through September 30, 2006

                       PIMCO
                  Convertible Fund              Merrill Lynch
                 Institutional Class       All Convertibles Index
                ---------------------     -------------------------
03/31/1999        $5,000,000                  $5,000,000
04/30/1999         5,240,000                   5,202,950
05/31/1999         5,335,000                   5,176,675
06/30/1999         5,625,000                   5,367,488
07/31/1999         5,640,000                   5,333,190
08/31/1999         5,630,000                   5,265,991
09/30/1999         5,685,000                   5,300,642
10/31/1999         5,915,000                   5,508,427
11/30/1999         6,350,000                   5,827,476
12/31/1999         7,109,943                   6,616,863
01/31/2000         7,257,010                   6,615,277
02/29/2000         8,032,917                   7,171,820
03/31/2000         8,032,816                   7,161,636
04/30/2000         7,497,974                   6,667,768
05/31/2000         7,258,568                   6,378,988
06/30/2000         7,620,361                   6,707,378
07/31/2000         7,400,886                   6,508,369
08/31/2000         7,967,437                   7,008,279
09/30/2000         7,872,203                   6,779,599
10/31/2000         7,507,607                   6,514,381
11/30/2000         6,567,872                   5,735,717
12/31/2000         7,055,087                   5,955,281
01/31/2001         7,240,032                   6,325,698
02/28/2001         6,451,298                   5,850,638
03/31/2001         6,185,149                   5,597,365
04/30/2001         6,649,171                   5,973,003
05/31/2001         6,490,858                   5,935,733
06/30/2001         6,225,557                   5,842,065
07/31/2001         6,027,746                   5,757,998
08/31/2001         5,956,314                   5,656,369
09/30/2001         5,639,814                   5,318,855
10/31/2001         5,816,750                   5,428,210
11/30/2001         6,021,331                   5,573,468
12/31/2001         6,082,954                   5,690,736
01/31/2002         5,967,856                   5,600,820
02/28/2002         5,812,473                   5,441,981
03/31/2002         6,045,249                   5,637,348
04/30/2002         6,022,043                   5,555,325
05/31/2002         6,004,638                   5,506,825
06/30/2002         5,763,216                   5,208,520
07/31/2002         5,512,894                   4,896,478
08/31/2002         5,571,109                   4,957,293
09/30/2002         5,462,557                   4,782,549
10/31/2002         5,450,810                   4,889,199
11/30/2002         5,644,642                   5,241,809
12/31/2002         5,641,576                   5,202,338
01/31/2003         5,683,677                   5,286,095
02/28/2003         5,665,634                   5,273,461
03/31/2003         5,662,070                   5,362,530
04/30/2003         5,999,385                   5,633,016
05/31/2003         6,258,394                   5,895,065
06/30/2003         6,266,537                   5,932,557
07/31/2003         6,424,262                   5,949,466
08/31/2003         6,412,129                   6,023,299
09/30/2003         6,523,634                   6,097,626
10/31/2003         6,866,018                   6,316,470
11/30/2003         7,080,008                   6,419,429
12/31/2003         7,444,319                   6,614,836
01/31/2004         7,640,056                   6,815,530
02/29/2004         7,658,998                   6,869,441
03/31/2004         7,613,164                   6,895,064
04/30/2004         7,417,144                   6,728,824
05/31/2004         7,467,730                   6,746,050
06/30/2004         7,552,462                   6,855,673
07/31/2004         7,343,024                   6,670,913
08/31/2004         7,387,450                   6,684,321
09/30/2004         7,512,128                   6,798,957
10/31/2004         7,601,406                   6,829,145
11/30/2004         7,875,618                   7,077,452
12/31/2004         8,074,782                   7,250,638
01/31/2005         7,964,435                   7,091,994
02/28/2005         7,964,435                   7,075,328
03/31/2005         7,771,494                   6,911,958
04/30/2005         7,420,020                   6,683,864
05/31/2005         7,576,231                   6,855,839
06/30/2005         7,786,592                   7,000,223
07/31/2005         8,061,413                   7,223,810
08/31/2005         8,048,326                   7,219,115
09/30/2005         8,139,754                   7,290,656
10/31/2005         7,888,691                   7,136,167
11/30/2005         7,994,402                   7,265,974
12/31/2005         8,118,825                   7,324,102
01/31/2006         8,412,357                   7,625,855
02/28/2006         8,399,015                   7,608,163
03/31/2006         8,447,711                   7,713,688
04/30/2006         8,561,507                   7,779,100
05/31/2006         8,447,711                   7,657,669
06/30/2006         8,440,577                   7,656,443
07/31/2006         8,494,640                   7,673,670
08/31/2006         8,636,555                   7,777,188
09/30/2006         8,709,795                   7,869,815

Allocation Breakdown*

Industrials	55.5%
Convertible Preferred Stocks	15.4%
Common Stocks	8.9%
Utilities	7.7%
Banking & Finance	7.4%
Short-Term Instruments	3.9%
Other	1.2%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	3.10%	7.00%	9.08%	7.68%
PIMCO Convertible Fund Administrative Class	2.91%	6.67%	8.71%	7.39%
Merrill Lynch All Convertibles Index	2.02%	7.94%	8.15%	6.23%
Lipper Convertible Securities Fund Average	0.67%	6.58%	8.36%	6.66%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,031.02	$1,029.07	$1,021.71	$1,020.46
Expenses Paid During Period†	$3.41	$4.68	$3.40	$4.66

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

»	A higher-than-index delta, or sensitivity to underlying stocks, detracted from performance as the underlying portfolio of equities underperformed over the six-month period.

»	An emphasis on higher-quality issues was negative for performance as speculative-grade convertibles outperformed investment grade issues by about 1.65%.

»	An overweight to telecom, the top performing sector for the six-month period, benefited relative performance.

»	As utility issues were also among the top performing industry categories, an overweight to the sector benefited relative performance.

»	An underweight to technology, which underperformed the convertible market by over 2.00%, benefited relative performance.

»	A modest weight in emerging market sovereigns, primarily through exposure to Russian sovereigns, which outperformed convertibles, added to returns.

4	PIMCO Funds	Bond Funds

Sector Breakdown*

PIMCO Diversified Income Fund	Institutional Class	PDIIX
	Administrative Class	PDAAX

Cumulative Returns Through September 30, 2006

                                               33 percent: Lehman Brothers Global
                                                   Aggregate Credit, Merrill
             PIMCO Diversified  Lehman Brothers     Lynch Global High Yield
               Income Fund       Global Credit   BB-B Rated Constrained Index,
            Institutional Class Hedged USD Index     JPMorgan EMBI Global**
            ------------------- --------------- -------------------------------
07/31/2003    $5,000,000          $5,000,000              $5,000,000
08/31/2003     5,105,891           5,024,945               5,064,622
09/30/2003     5,254,214           5,148,412               5,206,049
10/31/2003     5,293,385           5,118,205               5,227,493
11/30/2003     5,359,739           5,139,686               5,273,547
12/31/2003     5,486,342           5,209,360               5,379,006
01/31/2004     5,527,421           5,249,151               5,423,772
02/29/2004     5,523,688           5,296,541               5,455,246
03/31/2004     5,600,778           5,340,131               5,530,540
04/30/2004     5,406,806           5,237,508               5,381,210
05/31/2004     5,359,082           5,199,590               5,316,481
06/30/2004     5,429,945           5,225,084               5,370,559
07/31/2004     5,518,170           5,279,425               5,466,325
08/31/2004     5,686,584           5,382,849               5,608,820
09/30/2004     5,763,465           5,420,975               5,675,015
10/31/2004     5,851,463           5,474,517               5,752,965
11/30/2004     5,891,498           5,487,404               5,781,172
12/31/2004     6,001,327           5,542,737               5,869,014
01/31/2005     6,029,689           5,578,122               5,898,788
02/28/2005     6,062,737           5,575,847               5,932,054
03/31/2005     5,936,420           5,526,539               5,821,750
04/30/2005     5,969,018           5,577,773               5,865,192
05/31/2005     6,094,372           5,648,834               5,978,204
06/30/2005     6,180,843           5,713,738               6,065,254
07/31/2005     6,191,888           5,699,965               6,073,048
08/31/2005     6,275,032           5,762,503               6,147,170
09/30/2005     6,286,920           5,729,123               6,155,339
10/31/2005     6,206,169           5,683,947               6,093,930
11/30/2005     6,268,503           5,716,935               6,152,322
12/31/2005     6,355,151           5,768,796               6,227,336
01/31/2006     6,405,687           5,782,165               6,273,652
02/28/2006     6,484,697           5,808,084               6,343,332
03/31/2006     6,407,734           5,756,618               6,286,493
04/30/2006     6,415,849           5,745,814               6,285,545
05/31/2006     6,358,318           5,749,440               6,241,803
06/30/2006     6,348,142           5,741,357               6,227,891
07/31/2006     6,465,537           5,819,406               6,342,250
08/31/2006     6,580,509           5,909,281               6,460,475
09/30/2006     6,637,584           5,959,983               6,516,769

Allocation Breakdown*

Corporate Bonds & Notes	49.2%
Sovereign Issues	15.7%
U.S. Government Agencies	15.7%
Foreign Currency-Denominated Issues	9.1%
Short-Term Instruments	3.8%
Other	6.5%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	3.59%	5.57%	9.36%
PIMCO Diversified Income Fund Administrative Class	3.46%	5.31%	9.09%
Lehman Brothers Global Credit Hedged USD Index	3.53%	4.03%	5.70%
33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global**	3.66%	5.87%	8.72%
Lipper Multi-Sector Income Fund Average	3.08%	4.45%	7.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Diversified Income Fund’s secondary index was created by PIMCO and is comprised of a  1/3 weight in each of the following indices: 1. the JPM EMBI Global Index, 2. the ML Global High Yield BB/B Constrained Index (hedged to US$), and 3. the Lehman Brothers Global Aggregate Credit Index (hedged to US$).

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,035.86	$1,034.59	$1,021.31	$1,020.05
Expenses Paid During Period†	$3.83	$5.10	$3.80	$5.06

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.75% for Institutional Class, 1.00% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	Sector allocation was a positive contributor to performance, especially in the third quarter, due to an emphasis on emerging markets.

»	An overweight to Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

»	An underweight in Turkey was positive for performance as that country’s bonds declined substantially in the second quarter, due to worries about its large current account deficit, a significant sell-off in the Turkish lira, and an increasing inflation rate.

»	An underweight to the construction sector contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

»	An underweight position to the healthcare sector helped returns. However, security selection in this sector detracted from performance as leveraged buyout (“LBO”) activity put pressure on higher-rated bonds.

»	An overweight position to the energy sector detracted from relative performance as the sector slumped on declines in energy prices.

»	An underweight to auto-related bonds detracted from relative performance as auto manufacturers led what was one of the best performing credit sectors over the six-month period.

»	Moderate exposure to the Japanese yen detracted from performance, as the yen weakened against the U.S dollar over the six-month period.

Semiannual Report	September 30, 2006	5

PIMCO Extended Duration Fund
	Institutional Class	PEDIX

Allocation Breakdown*

U.S. Treasury Obligations	81.4%
U.S. Government Agencies	7.6%
Short-Term Instruments	6.4%
Corporate Bonds & Notes	2.3%
Asset-Backed Securities	1.5%
Other	0.8%

*	% of Total Investments as of 09/30/2006

Average Annual Total Return for the period ended September 30, 2006
Fund Inception (08/31/06)*
PIMCO Extended Duration Fund Institutional Class	2.79%
Citigroup Strips Index, 20+ Year Sub-Index	2.75%
Lipper Corporate Debt Funds BBB-Rated Fund Average	0.95%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,027.86	$1,022.56
Expenses Paid During Period†	$0.43	$2.54

† The actual expenses are equal to the annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since the class commenced operations on 08/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.50% reflects net annualized expenses after application of an expense reduction of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Extended Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. The average portfolio duration of the Fund normally varies within three years (plus or minus) of the duration of its benchmark, the Citigroup Strips Index, 20+ Year Sub-Index.

»	The Fund was launched on August 31, 2006.

»	Above-Index duration added to performance as the level of interest rates decreased across all maturities over the month of September.

»	Curve-positioning was a modest negative relative to the benchmark in September. The yield curve slightly flattened while the Fund was positioned for a steepening with an emphasis on short maturities relative to the benchmark.

»	Modest exposure to high-yield corporate bonds contributed positively to relative performance relative to the benchmark as they outperformed like-duration Treasuries in September.

6	PIMCO Funds	Bond Funds

PIMCO Floating Income Fund	Institution Class	PFIIX
	Administrative Class	PFTAX

Cumulative Returns Through September 30, 2006

               PIMCO Floating Income
             Fund Institutional Class      3-Month LIBOR Index
             ------------------------      -------------------
07/31/2004        $5,000,000                  $5,000,000
08/31/2004         5,031,130                   5,006,609
09/30/2004         5,051,402                   5,013,227
10/31/2004         5,078,000                   5,021,478
11/30/2004         5,126,276                   5,029,743
12/31/2004         5,193,174                   5,038,021
01/31/2005         5,197,623                   5,048,769
02/28/2005         5,232,397                   5,059,540
03/31/2005         5,193,590                   5,071,682
04/30/2005         5,216,808                   5,084,869
05/31/2005         5,260,393                   5,098,089
06/30/2005         5,299,069                   5,111,345
07/31/2005         5,338,751                   5,126,167
08/31/2005         5,363,637                   5,142,059
09/30/2005         5,410,578                   5,158,513
10/31/2005         5,408,905                   5,176,052
11/30/2005         5,445,507                   5,193,651
12/31/2005         5,473,724                   5,212,867
01/31/2006         5,512,823                   5,232,532
02/28/2006         5,562,001                   5,252,885
03/31/2006         5,578,872                   5,274,681
04/30/2006         5,629,431                   5,296,568
05/31/2006         5,608,891                   5,319,192
06/30/2006         5,638,631                   5,342,361
07/31/2006         5,686,887                   5,366,841
08/31/2006         5,743,826                   5,391,372
09/30/2006         5,778,765                   5,415,633

Allocation Breakdown*

Short-Term Instruments	34.7%
Corporate Bonds & Notes	28.9%
U.S. Government Agencies	18.1%
Sovereign Issues	5.7%
Bank Loan Obligations	4.3%
Other	8.3%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Institutional Class	3.58%	6.81%	6.90%
PIMCO Floating Income Fund Administrative Class	3.45%	6.52%	6.63%
3-Month LIBOR Index	2.67%	4.98%	3.76%
Lipper Loan Participation Fund Average	2.47%	5.15%	4.70%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,035.84	$1,034.54	$1,022.31	$1,021.06
Expenses Paid During Period†	$2.81	$4.08	$2.79	$4.05

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Institutional Class and 92/365 (to reflect the period since the class commenced operations on 12/30/05) for Administrative Class.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Floating Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

»	Exposure in Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

»	Exposure in Mexico and Russia also helped returns as each credit outperformed three-month LIBOR over the period, due in part to energy prices that remained high by historical standards.

»	Exposure to the utility and communication sectors contributed positively to relative performance.

»	An allocation to auto-related bonds added to performance as auto manufacturers and auto loans drove what was one of the best performing sectors in the six-month period.

»	Positions in the energy sector contributed positively to relative performance as pipeline companies performed well despite declines in oil prices.

»	Currency exposure to the Japanese yen detracted from relative performance.

Semiannual Report	September 30, 2006	7

PIMCO GNMA Fund
	Institutional Class	PDMIX

Cumulative Returns Through September 30, 2006

                  PIMCO GNMA Fund            Lehman Brothers
                Institutional Class            GNMA Index
                --------------------         ---------------
07/31/1997         $5,000,000                 $5,000,000
08/31/1997          5,018,286                  4,989,337
09/30/1997          5,111,651                  5,055,583
10/31/1997          5,159,820                  5,108,308
11/30/1997          5,172,284                  5,123,990
12/31/1997          5,218,267                  5,170,241
01/31/1998          5,260,371                  5,220,145
02/28/1998          5,285,796                  5,231,813
03/31/1998          5,293,096                  5,253,935
04/30/1998          5,311,809                  5,284,438
05/31/1998          5,351,927                  5,320,546
06/30/1998          5,392,191                  5,342,972
07/31/1998          5,408,563                  5,373,010
08/31/1998          5,477,311                  5,415,391
09/30/1998          5,543,973                  5,479,473
10/31/1998          5,519,699                  5,474,726
11/30/1998          5,498,845                  5,505,690
12/31/1998          5,536,600                  5,528,299
01/31/1999          5,578,414                  5,567,556
02/28/1999          5,528,744                  5,549,893
03/31/1999          5,595,411                  5,583,509
04/30/1999          5,622,757                  5,610,300
05/31/1999          5,662,331                  5,582,000
06/30/1999          5,653,531                  5,559,755
07/31/1999          5,659,351                  5,523,329
08/31/1999          5,658,931                  5,521,445
09/30/1999          5,722,084                  5,610,299
10/31/1999          5,740,102                  5,643,667
11/30/1999          5,736,548                  5,646,093
12/31/1999          5,694,838                  5,634,755
01/31/2000          5,747,671                  5,583,844
02/29/2000          5,792,796                  5,655,255
03/31/2000          5,884,367                  5,744,636
04/30/2000          5,873,635                  5,739,574
05/31/2000          5,882,556                  5,760,408
06/30/2000          5,950,810                  5,866,692
07/31/2000          5,991,510                  5,897,650
08/31/2000          6,047,328                  5,986,789
09/30/2000          6,090,882                  6,042,466
10/31/2000          6,147,435                  6,087,180
11/30/2000          6,286,860                  6,173,009
12/31/2000          6,355,420                  6,260,666
01/31/2001          6,457,728                  6,362,715
02/28/2001          6,575,949                  6,391,347
03/31/2001          6,647,112                  6,429,695
04/30/2001          6,647,008                  6,440,625
05/31/2001          6,718,310                  6,494,083
06/30/2001          6,782,014                  6,512,915
07/31/2001          6,941,037                  6,624,287
08/31/2001          6,997,445                  6,672,644
09/30/2001          7,097,376                  6,763,391
10/31/2001          7,182,775                  6,853,345
11/30/2001          7,139,375                  6,796,272
12/31/2001          7,123,734                  6,775,882
01/31/2002          7,203,175                  6,843,642
02/28/2002          7,276,553                  6,913,447
03/31/2002          7,202,868                  6,847,769
04/30/2002          7,335,519                  6,968,290
05/31/2002          7,382,074                  7,014,281
06/30/2002          7,447,847                  7,070,460
07/31/2002          7,542,393                  7,153,184
08/31/2002          7,617,287                  7,203,256
09/30/2002          7,662,843                  7,262,323
10/31/2002          7,677,465                  7,285,778
11/30/2002          7,693,756                  7,292,503
12/31/2002          7,770,487                  7,365,149
01/31/2003          7,785,131                  7,384,077
02/28/2003          7,825,763                  7,421,569
03/31/2003          7,827,950                  7,426,748
04/30/2003          7,865,878                  7,444,423
05/31/2003          7,881,827                  7,444,644
06/30/2003          7,911,748                  7,467,264
07/31/2003          7,760,708                  7,344,124
08/31/2003          7,833,409                  7,391,862
09/30/2003          7,949,976                  7,498,711
10/31/2003          7,931,464                  7,479,086
11/30/2003          7,976,454                  7,504,615
12/31/2003          8,030,331                  7,575,233
01/31/2004          8,081,569                  7,613,042
02/29/2004          8,137,116                  7,663,732
03/31/2004          8,154,722                  7,695,222
04/30/2004          8,054,936                  7,573,999
05/31/2004          8,038,337                  7,558,110
06/30/2004          8,104,907                  7,625,461
07/31/2004          8,166,716                  7,687,243
08/31/2004          8,259,474                  7,794,163
09/30/2004          8,278,139                  7,810,350
10/31/2004          8,331,995                  7,871,997
11/30/2004          8,314,879                  7,853,395
12/31/2004          8,362,012                  7,904,980
01/31/2005          8,401,715                  7,949,776
02/28/2005          8,383,674                  7,924,550
03/31/2005          8,376,531                  7,909,285
04/30/2005          8,453,211                  7,989,635
05/31/2005          8,506,897                  8,047,347
06/30/2005          8,533,872                  8,070,961
07/31/2005          8,509,306                  8,040,507
08/31/2005          8,585,477                  8,106,992
09/30/2005          8,555,734                  8,074,667
10/31/2005          8,504,537                  8,039,612
11/30/2005          8,527,797                  8,056,472
12/31/2005          8,630,522                  8,158,326
01/31/2006          8,652,451                  8,184,980
02/28/2006          8,677,262                  8,201,581
03/31/2006          8,641,295                  8,149,046
04/30/2006          8,614,650                  8,121,603
05/31/2006          8,593,621                  8,105,193
06/30/2006          8,598,065                  8,114,816
07/31/2006          8,718,166                  8,229,647
08/31/2006          8,849,941                  8,356,085
09/30/2006          8,927,154                  8,405,697

Allocation Breakdown*

U.S. Government Agencies	94.4%
Short-Term Instruments	4.9%
Other	0.7%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	3.31%	4.34%	4.69%	6.53%
Lehman Brothers GNMA Index	3.15%	4.10%	4.44%	5.83%
Lipper GNMA Fund Average	2.66%	3.22%	3.59%	4.99%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.09	$1,020.86
Expenses Paid During Period†	$4.28	$4.26

† Expenses are equal to the annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

»	Duration positioning above the index added to returns as the ten-year Treasury yield declined during the period.

»	An underweight to 30-year GNMA mortgages was neutral for performance as they performed in line with the benchmark.

»	Exposure to Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) mortgages added to returns as they outperformed GNMA mortgages.

»	A bias toward a steepening yield curve in the Fund detracted from performance as short interest rates rose and longer rates fell during the period.

»	An allocation to adjustable rate GNMA mortgages later in the period detracted from returns as they lagged fixed-rate GNMA mortgages.

8	PIMCO Funds	Bond Funds

PIMCO High Yield Fund	Institutional Class	PHIYX
	Administrative Class	PHYAX

Cumulative Returns Through September 30, 2006

                 PIMCO High Yield Fund      Merrill Lynch U.S. High Yield,
                  Institutional Class       BB-B Rated, Constrained Index
                 ----------------------    --------------------------------
12/31/1992            $5,000,000                    $5,000,000
01/31/1993             5,113,886                     5,120,600
02/28/1993             5,208,126                     5,215,995
03/31/1993             5,313,333                     5,305,555
04/30/1993             5,369,686                     5,343,540
05/31/1993             5,409,077                     5,412,045
06/30/1993             5,556,254                     5,513,035
07/31/1993             5,595,567                     5,566,180
08/31/1993             5,658,345                     5,617,165
09/30/1993             5,686,689                     5,644,410
10/31/1993             5,839,376                     5,750,465
11/30/1993             5,884,380                     5,776,805
12/31/1993             5,935,129                     5,831,975
01/31/1994             6,061,596                     5,955,085
02/28/1994             6,060,370                     5,909,885
03/31/1994             5,879,246                     5,718,940
04/30/1994             5,828,068                     5,651,170
05/31/1994             5,870,524                     5,628,905
06/30/1994             5,878,587                     5,649,335
07/31/1994             5,934,013                     5,691,650
08/31/1994             5,984,086                     5,729,385
09/30/1994             6,025,467                     5,726,235
10/31/1994             6,028,706                     5,740,490
11/30/1994             6,004,787                     5,694,625
12/31/1994             6,077,394                     5,761,365
01/31/1995             6,137,436                     5,849,745
02/28/1995             6,305,367                     6,031,145
03/31/1995             6,397,464                     6,111,905
04/30/1995             6,537,390                     6,253,090
05/31/1995             6,727,023                     6,452,000
06/30/1995             6,781,902                     6,504,455
07/31/1995             6,872,762                     6,569,240
08/31/1995             6,925,387                     6,619,890
09/30/1995             7,022,543                     6,697,010
10/31/1995             7,125,446                     6,755,205
11/30/1995             7,212,331                     6,823,165
12/31/1995             7,334,202                     6,933,085
01/31/1996             7,453,084                     7,034,930
02/29/1996             7,460,951                     7,035,075
03/31/1996             7,402,000                     7,012,350
04/30/1996             7,434,433                     7,010,595
05/31/1996             7,459,688                     7,055,955
06/30/1996             7,490,201                     7,102,100
07/31/1996             7,557,060                     7,147,415
08/31/1996             7,680,144                     7,218,670
09/30/1996             7,858,765                     7,379,865
10/31/1996             7,937,607                     7,470,860
11/30/1996             8,110,110                     7,621,245
12/31/1996             8,191,022                     7,677,265
01/31/1997             8,275,049                     7,735,920
02/28/1997             8,402,615                     7,840,820
03/31/1997             8,292,841                     7,733,950
04/30/1997             8,381,534                     7,829,390
05/31/1997             8,572,658                     8,000,615
06/30/1997             8,699,809                     8,121,425
07/31/1997             8,924,236                     8,342,650
08/31/1997             8,921,803                     8,327,890
09/30/1997             9,072,091                     8,463,715
10/31/1997             9,081,530                     8,499,515
11/30/1997             9,168,890                     8,575,240
12/31/1997             9,273,057                     8,661,250
01/31/1998             9,432,639                     8,789,700
02/28/1998             9,483,456                     8,830,750
03/31/1998             9,557,939                     8,907,400
04/30/1998             9,581,967                     8,942,315
05/31/1998             9,631,622                     9,009,290
06/30/1998             9,702,825                     9,059,025
07/31/1998             9,806,262                     9,115,285
08/31/1998             9,412,663                     8,708,925
09/30/1998             9,532,027                     8,765,970
10/31/1998             9,438,479                     8,595,120
11/30/1998             9,836,791                     8,998,405
12/31/1998             9,879,676                     8,995,620
01/31/1999            10,010,006                     9,094,930
02/28/1999             9,927,890                     9,034,725
03/31/1999            10,010,332                     9,135,460
04/30/1999            10,178,603                     9,268,385
05/31/1999             9,984,753                     9,176,810
06/30/1999             9,982,745                     9,156,895
07/31/1999            10,010,514                     9,168,710
08/31/1999             9,972,088                     9,087,845
09/30/1999             9,978,381                     9,076,030
10/31/1999             9,966,545                     9,041,360
11/30/1999            10,104,777                     9,148,865
12/31/1999            10,158,157                     9,218,850
01/31/2000            10,112,740                     9,175,245
02/29/2000            10,137,614                     9,178,175
03/31/2000             9,935,905                     9,035,730
04/30/2000             9,958,025                     9,043,955
05/31/2000             9,908,672                     8,947,995
06/30/2000            10,098,829                     9,143,960
07/31/2000            10,178,729                     9,189,130
08/31/2000            10,325,854                     9,294,165
09/30/2000            10,294,967                     9,210,890
10/31/2000            10,085,655                     8,940,640
11/30/2000             9,895,109                     8,625,215
12/31/2000            10,113,001                     8,858,610
01/31/2001            10,530,435                     9,411,650
02/28/2001            10,642,311                     9,527,885
03/31/2001            10,517,025                     9,355,045
04/30/2001            10,438,828                     9,258,690
05/31/2001            10,558,600                     9,401,640
06/30/2001            10,394,083                     9,182,585
07/31/2001            10,556,027                     9,318,025
08/31/2001            10,647,779                     9,399,560
09/30/2001            10,220,694                     8,833,235
10/31/2001            10,447,685                     9,117,755
11/30/2001            10,634,566                     9,415,360
12/31/2001            10,618,130                     9,339,375
01/31/2002            10,640,592                     9,385,975
02/28/2002            10,537,787                     9,304,505
03/31/2002            10,630,020                     9,508,370
04/30/2002            10,725,786                     9,636,730
05/31/2002            10,639,337                     9,621,985
06/30/2002            10,106,683                     9,102,300
07/31/2002             9,527,204                     8,779,440
08/31/2002             9,916,153                     9,029,130
09/30/2002             9,673,118                     8,909,405
10/31/2002             9,749,024                     8,827,350
11/30/2002            10,350,642                     9,340,395
12/31/2002            10,527,512                     9,441,930
01/31/2003            10,791,936                     9,649,560
02/28/2003            10,953,828                     9,761,980
03/31/2003            11,223,287                     9,981,335
04/30/2003            11,789,757                    10,460,240
05/31/2003            11,909,108                    10,530,535
06/30/2003            12,144,452                    10,798,640
07/31/2003            11,871,444                    10,627,915
08/31/2003            12,062,755                    10,746,095
09/30/2003            12,331,441                    11,016,680
10/31/2003            12,555,013                    11,217,190
11/30/2003            12,676,103                    11,359,425
12/31/2003            13,022,288                    11,602,740
01/31/2004            13,134,396                    11,752,535
02/29/2004            13,072,378                    11,778,035
03/31/2004            13,141,290                    11,882,395
04/30/2004            13,018,494                    11,781,990
05/31/2004            12,837,284                    11,593,120
06/30/2004            12,993,528                    11,740,125
07/31/2004            13,198,949                    11,925,035
08/31/2004            13,472,477                    12,146,600
09/30/2004            13,674,952                    12,310,580
10/31/2004            13,950,458                    12,527,615
11/30/2004            14,041,238                    12,604,035
12/31/2004            14,252,902                    12,754,775
01/31/2005            14,258,260                    12,764,475
02/28/2005            14,463,688                    12,938,070
03/31/2005            14,100,234                    12,591,330
04/30/2005            14,009,619                    12,522,080
05/31/2005            14,337,732                    12,749,980
06/30/2005            14,567,011                    12,950,790
07/31/2005            14,745,209                    13,103,740
08/31/2005            14,834,765                    13,161,135
09/30/2005            14,731,755                    13,061,240
10/31/2005            14,630,723                    12,957,665
11/30/2005            14,754,025                    13,062,750
12/31/2005            14,912,152                    13,187,630
01/31/2006            15,105,364                    13,330,585
02/28/2006            15,264,475                    13,441,365
03/31/2006            15,282,064                    13,476,175
04/30/2006            15,300,367                    13,518,760
05/31/2006            15,217,128                    13,481,315
06/30/2006            15,156,878                    13,401,910
07/31/2006            15,306,637                    13,519,040
08/31/2006            15,529,596                    13,722,940
09/30/2006            15,733,648                    13,899,965

Allocation Breakdown*

Corporate Bonds & Notes	84.3%
Short-Term Instruments	5.9%
Foreign Currency-Denominated Issues	4.6%
Bank Loan Obligations	3.2%
Convertible Bonds & Notes	1.2%
Other	0.8%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Institutional Class	2.95%	6.80%	9.01%	7.19%	8.69%
PIMCO High Yield Fund Administrative Class	2.83%	6.54%	8.75%	6.93%	8.42%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	3.14%	6.42%	9.49%	6.54%	7.72%
Lipper High Current Yield Fund Average	3.10%	6.69%	9.11%	5.16%	6.56%

All Fund returns are net of fees and expenses.

* Cumulative return.

**The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,029.54	$1,028.30	$1,022.51	$1,021.26
Expenses Paid During Period†	$2.59	$3.86	$2.59	$3.85

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

»	Security selection in the healthcare sector detracted from relative performance as leveraged buyout (“LBO”) activity weighed heavily on higher-rated bonds.

»	An underweight to consumer non-cyclicals hurt performance as the industry category was well supported by multiple sub-sectors such as tobacco, wholesale foods, and food/drug retailers.

»	Although an overweight to energy detracted from relative performance, as the sector slumped on declines in energy commodity prices, security selection contributed positively to relative performance as pipeline companies outperformed the broader sector.

»	An underweight to building products contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

»	Within the consumer cyclical sector, an emphasis on auto-related bonds added to performance as auto loans and manufacturers drove the broader sector.

»	Exposure to emerging market sovereigns such as Brazil, Russia, and Mexico, which outperformed the index, benefited the Fund’s relative performance.

Semiannual Report	September 30, 2006	9

PIMCO Investment Grade Corporate Bond Fund	Institutional Class	PIGIX
	Administrative Class	PGCAX

Cumulative Returns Through September 30, 2006

                     PIMCO Investment Grade
                      Corporate Bond Fund            Lehman Brothers Credit
                      Institutional Class            Investment Grade Index
                      -------------------            ----------------------
04/30/2000               $5,000,000                        $5,000,000
05/31/2000                5,014,761                         4,981,500
06/30/2000                5,128,394                         5,106,535
07/31/2000                5,184,004                         5,168,324
08/31/2000                5,264,388                         5,235,512
09/30/2000                5,297,559                         5,263,260
10/31/2000                5,317,541                         5,268,524
11/30/2000                5,424,989                         5,337,015
12/31/2000                5,563,978                         5,440,553
01/31/2001                5,642,326                         5,589,624
02/28/2001                5,736,175                         5,638,254
03/31/2001                5,749,969                         5,673,211
04/30/2001                5,686,680                         5,652,787
05/31/2001                5,737,457                         5,704,793
06/30/2001                5,744,342                         5,733,317
07/31/2001                5,953,968                         5,882,957
08/31/2001                6,059,316                         5,961,788
09/30/2001                5,983,609                         5,952,846
10/31/2001                6,107,077                         6,100,476
11/30/2001                6,081,896                         6,047,484
12/31/2001                6,069,349                         6,005,757
01/31/2002                6,095,819                         6,056,805
02/28/2002                6,151,204                         6,102,837
03/31/2002                6,115,274                         5,989,935
04/30/2002                6,226,317                         6,073,195
05/31/2002                6,250,468                         6,153,361
06/30/2002                6,270,463                         6,163,349
07/31/2002                6,212,479                         6,160,267
08/31/2002                6,454,385                         6,319,818
09/30/2002                6,434,531                         6,439,894
10/31/2002                6,482,306                         6,365,346
11/30/2002                6,576,724                         6,447,852
12/31/2002                6,764,990                         6,637,928
01/31/2003                6,813,294                         6,659,487
02/28/2003                6,942,379                         6,792,647
03/31/2003                6,963,326                         6,797,563
04/30/2003                7,146,390                         6,923,284
05/31/2003                7,387,457                         7,141,717
06/30/2003                7,371,256                         7,124,125
07/31/2003                7,012,097                         6,820,352
08/31/2003                7,089,786                         6,873,766
09/30/2003                7,347,828                         7,113,878
10/31/2003                7,304,590                         7,038,094
11/30/2003                7,351,138                         7,070,385
12/31/2003                7,467,130                         7,149,204
01/31/2004                7,543,636                         7,221,437
02/29/2004                7,636,622                         7,312,236
03/31/2004                7,719,693                         7,382,939
04/30/2004                7,481,875                         7,150,306
05/31/2004                7,411,975                         7,100,125
06/30/2004                7,450,878                         7,130,005
07/31/2004                7,543,160                         7,217,990
08/31/2004                7,735,813                         7,388,389
09/30/2004                7,784,238                         7,429,850
10/31/2004                7,876,891                         7,501,795
11/30/2004                7,815,337                         7,426,572
12/31/2004                7,916,582                         7,523,571
01/31/2005                7,971,611                         7,583,190
02/28/2005                7,929,154                         7,538,497
03/31/2005                7,828,978                         7,444,645
04/30/2005                7,933,417                         7,544,494
05/31/2005                8,051,984                         7,650,103
06/30/2005                8,126,079                         7,710,893
07/31/2005                8,049,980                         7,633,490
08/31/2005                8,178,726                         7,749,584
09/30/2005                8,055,810                         7,633,501
10/31/2005                7,961,699                         7,550,183
11/30/2005                8,014,866                         7,596,042
12/31/2005                8,116,734                         7,670,825
01/31/2006                8,110,059                         7,655,341
02/28/2006                8,146,785                         7,689,246
03/31/2006                8,031,539                         7,581,242
04/30/2006                8,013,656                         7,553,368
05/31/2006                7,990,536                         7,540,161
06/30/2006                7,976,751                         7,551,690
07/31/2006                8,104,076                         7,662,864
08/31/2006                8,266,662                         7,804,798
09/30/2006                8,348,762                         7,891,980

Allocation Breakdown*

Banking & Finance	30.3%
Industrials	25.0%
Utilities	16.8%
Short-Term Instruments	14.9%
U.S. Government Agencies	7.5%
Other	5.5%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Institutional Class	3.95%	3.64%	6.89%	8.30%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	3.82%	3.38%	6.62%	8.04%
Lehman Brothers Credit Investment Grade Index	4.10%	3.39%	5.80%	7.37%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	5.91%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,039.48	$1,038.21	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.56	$3.83	$2.54	$3.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Investment Grade Corporate Bond Fund seeks to achieve its investment objectives by allocating, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities.

»	Above-index duration was positive for the Fund as U.S. interest rates fell during the second half of the six-month period.

»	An emphasis on BBB-rated issues detracted from relative performance, as higher-quality securities outperformed. However, a small allocation to below investment-grade names added to returns as high-yield bonds outperformed high-grade credits.

»	An overweight to energy detracted from relative performance due to negative sentiment towards this industry while the market focused on the comfortable supply situation.

»	Below-index exposure to consumer cyclicals benefited the Fund, particularly in the third quarter of 2006, as fears of a slowing consumer economy weighed upon the sector.

»	An overweight allocation to natural gas detracted from relative performance especially in the second quarter of 2006, as unseasonably warm weather lowered earnings.

»	An above-index position in electric utility companies contributed to relative performance as these firms benefited from strengthened balance sheets and efficient operations.

»	An underweight of consumer non-cyclicals detracted from relative performance, as this sector remained relatively insulated from the risk of an economic downturn.

»	An above-index emphasis on banking contributed to relative performance as these entities performed well following an increase in fee income as a percentage of total revenue.

»	An overweight of communication companies detracted from relative returns as wireless and wireline firms faced intense competition and high levels of event risk.

»	An underweight allocation to securities of emerging market sovereigns detracted from relative performance as these securities benefited from declining interest rates in the U.S. and rating upgrades, which reflected continued fundamental strength.

10	PIMCO Funds	Bond Funds

PIMCO Long Duration Total Return Fund
	Institutional Class	PLRIX

Allocation Breakdown*

U.S. Government Agencies	32.7%
U.S. Treasury Obligations	22.4%
Corporate Bonds & Notes	19.5%
Short-Term Instruments	18.2%
Foreign Currency-Denominated Issues	4.9%
Other	2.3%

*	% of Total Investments as of 09/30/2006

Average Annual Total Return for the period ended September 30, 2006
Fund Inception (08/31/06)*
PIMCO Long Duration Total Return Fund Institutional Class	1.49%
Lehman Brothers Long Term Government/Credit Index	1.73%
Lipper Corporate Debt Funds BBB-Rated Fund Average	0.95%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,014.93	$1,022.56
Expenses Paid During Period†	$0.43	$2.54

† The actual expenses are equal to the annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since the class commenced operations on 08/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 0.50% reflects net annualized expenses after application of an expense reduction of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Long Duration Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of its benchmark, the Lehman Brothers Long Term Government Credit Index.

»	The Fund was launched on August 31, 2006.

»	Above-Index duration positively affected the performance of the Fund versus its benchmark, while the level of interest rates decreased across all maturities over the month of September.

»	Curve positioning was a modest negative relative to the benchmark in September. The yield curve slightly flattened while the Fund was positioned for a steepening with an emphasis on short and intermediate maturities.

»	An overweight to long agency debentures contributed to performance relative to the benchmark as they outperformed like-duration Treasuries in September.

»	An out-of-benchmark allocation to long Treasury Inflation-Protected Securities (“TIPS”) negatively affected performance of the Fund versus its benchmark over the month of September, as long TIPS underperformed like-duration Treasuries. Long real yields increased over the month while nominal yields fell.

»	An underweight to long corporate securities detracted from performance relative to the benchmark, as they outperformed like-duration Treasuries in September.

Semiannual Report	September 30, 2006	11

PIMCO Long-Term U.S. Government Fund	Institutional Class	PGOVX
	Administrative Class	PLGBX

Cumulative Returns Through September 30, 2006

                  PIMCO Long-Term
                U.S. Government Fund                 Lehman Brothers Long-Term
                Institutional Class                         Treasury Index
               ----------------------                -------------------------
06/30/1991          $5,000,000                              $5,000,000
07/31/1991           5,068,858                               5,074,501
08/31/1991           5,265,511                               5,249,571
09/30/1991           5,442,627                               5,414,932
10/31/1991           5,470,292                               5,426,845
11/30/1991           5,543,810                               5,457,236
12/31/1991           5,909,199                               5,782,486
01/31/1992           5,742,566                               5,600,917
02/29/1992           5,771,828                               5,633,962
03/31/1992           5,753,678                               5,571,988
04/30/1992           5,725,465                               5,566,416
05/31/1992           5,930,074                               5,721,163
06/30/1992           6,016,162                               5,804,119
07/31/1992           6,300,744                               6,045,570
08/31/1992           6,427,326                               6,087,285
09/30/1992           6,540,767                               6,183,464
10/31/1992           6,378,211                               6,053,611
11/30/1992           6,445,336                               6,076,615
12/31/1992           6,614,191                               6,243,115
01/31/1993           6,790,743                               6,421,044
02/28/1993           7,063,398                               6,635,507
03/31/1993           7,101,318                               6,652,095
04/30/1993           7,156,851                               6,703,316
05/31/1993           7,184,508                               6,725,437
06/30/1993           7,540,954                               7,009,924
07/31/1993           7,650,608                               7,122,783
08/31/1993           7,942,707                               7,409,119
09/30/1993           7,968,888                               7,435,051
10/31/1993           8,009,725                               7,488,582
11/30/1993           7,792,708                               7,296,874
12/31/1993           7,842,784                               7,320,224
01/31/1994           8,022,521                               7,495,910
02/28/1994           7,708,576                               7,188,578
03/31/1994           7,394,709                               6,873,000
04/30/1994           7,268,749                               6,791,898
05/31/1994           7,328,147                               6,747,072
06/30/1994           7,204,147                               6,682,974
07/31/1994           7,383,262                               6,909,528
08/31/1994           7,399,583                               6,858,397
09/30/1994           7,168,768                               6,642,358
10/31/1994           7,121,957                               6,619,109
11/30/1994           7,100,568                               6,658,162
12/31/1994           7,262,933                               6,760,697
01/31/1995           7,452,733                               6,934,447
02/28/1995           7,710,914                               7,131,386
03/31/1995           7,801,105                               7,192,715
04/30/1995           7,935,072                               7,320,745
05/31/1995           8,543,055                               7,882,247
06/30/1995           8,640,810                               7,973,681
07/31/1995           8,491,696                               7,846,101
08/31/1995           8,683,521                               8,020,286
09/30/1995           8,870,756                               8,167,858
10/31/1995           9,089,506                               8,396,559
11/30/1995           9,312,996                               8,606,473
12/31/1995           9,556,137                               8,835,405
01/31/1996           9,571,150                               8,835,405
02/29/1996           9,125,460                               8,408,654
03/31/1996           8,958,096                               8,241,322
04/30/1996           8,759,342                               8,103,692
05/31/1996           8,770,736                               8,061,553
06/30/1996           8,946,985                               8,233,264
07/31/1996           8,917,924                               8,236,557
08/31/1996           8,856,205                               8,133,600
09/30/1996           9,102,550                               8,358,088
10/31/1996           9,493,242                               8,686,561
11/30/1996           9,850,638                               8,976,691
12/31/1996           9,623,943                               8,758,559
01/31/1997           9,575,922                               8,696,373
02/28/1997           9,597,964                               8,699,851
03/31/1997           9,359,341                               8,477,135
04/30/1997           9,569,998                               8,681,434
05/31/1997           9,684,036                               8,778,666
06/30/1997           9,874,998                               8,948,094
07/31/1997          10,423,699                               9,473,347
08/31/1997          10,161,452                               9,209,988
09/30/1997          10,426,645                               9,463,263
10/31/1997          10,781,376                               9,782,175
11/30/1997          10,883,554                               9,912,278
12/31/1997          11,069,810                              10,078,804
01/31/1998          11,275,676                              10,283,404
02/28/1998          11,199,106                              10,209,364
03/31/1998          11,253,029                              10,230,803
04/30/1998          11,317,967                              10,268,657
05/31/1998          11,538,499                              10,464,788
06/30/1998          11,808,620                              10,707,571
07/31/1998          11,801,190                              10,662,600
08/31/1998          12,299,503                              11,143,483
09/30/1998          12,790,684                              11,551,334
10/31/1998          12,445,120                              11,376,910
11/30/1998          12,490,034                              11,464,511
12/31/1998          12,553,589                              11,440,436
01/31/1999          12,648,960                              11,543,400
02/28/1999          12,075,284                              10,975,465
03/31/1999          12,125,895                              10,950,221
04/30/1999          12,144,248                              10,965,551
05/31/1999          11,925,741                              10,793,392
06/30/1999          11,815,424                              10,678,982
07/31/1999          11,747,539                              10,627,723
08/31/1999          11,656,627                              10,586,275
09/30/1999          11,776,118                              10,664,613
10/31/1999          11,801,074                              10,671,012
11/30/1999          11,726,422                              10,598,449
12/31/1999          11,550,921                              10,440,533
01/31/2000          11,603,539                              10,589,832
02/29/2000          11,954,401                              10,909,645
03/31/2000          12,278,301                              11,282,755
04/30/2000          12,209,784                              11,192,492
05/31/2000          12,144,660                              11,152,200
06/30/2000          12,517,549                              11,394,202
07/31/2000          12,743,435                              11,590,183
08/31/2000          13,029,801                              11,854,439
09/30/2000          12,879,241                              11,711,000
10/31/2000          13,106,842                              11,893,691
11/30/2000          13,540,593                              12,269,532
12/31/2000          13,905,213                              12,557,866
01/31/2001          13,985,665                              12,579,214
02/28/2001          14,260,279                              12,794,319
03/31/2001          14,183,961                              12,730,348
04/30/2001          13,761,111                              12,384,082
05/31/2001          13,838,073                              12,400,182
06/30/2001          13,958,266                              12,506,822
07/31/2001          14,554,786                              12,972,076
08/31/2001          14,877,021                              13,249,679
09/30/2001          15,018,954                              13,349,052
10/31/2001          15,721,338                              14,004,491
11/30/2001          15,035,222                              13,338,725
12/31/2001          14,672,563                              13,087,957
01/31/2002          15,010,337                              13,256,792
02/28/2002          15,200,756                              13,410,571
03/31/2002          14,541,130                              12,868,783
04/30/2002          15,195,082                              13,357,797
05/31/2002          15,278,807                              13,399,206
06/30/2002          15,579,617                              13,639,773
07/31/2002          16,052,436                              14,059,878
08/31/2002          16,696,221                              14,674,295
09/30/2002          17,340,061                              15,285,851
10/31/2002          16,810,632                              14,846,775
11/30/2002          16,642,980                              14,682,652
12/31/2002          17,442,664                              15,284,066
01/31/2003          17,326,557                              15,232,415
02/28/2003          17,915,068                              15,693,487
03/31/2003          17,702,396                              15,496,155
04/30/2003          17,916,414                              15,653,492
05/31/2003          18,828,278                              16,533,692
06/30/2003          18,541,218                              16,281,448
07/31/2003          16,886,706                              14,825,323
08/31/2003          17,164,987                              15,061,699
09/30/2003          18,188,397                              15,845,833
10/31/2003          17,787,606                              15,404,985
11/30/2003          17,869,352                              15,479,505
12/31/2003          18,090,027                              15,663,608
01/31/2004          18,375,830                              15,932,256
02/29/2004          18,814,639                              16,249,760
03/31/2004          19,140,150                              16,496,467
04/30/2004          18,030,492                              15,571,022
05/31/2004          17,822,726                              15,494,494
06/30/2004          17,983,092                              15,636,264
07/31/2004          18,362,492                              15,900,742
08/31/2004          19,061,737                              16,490,806
09/30/2004          19,172,249                              16,630,150
10/31/2004          19,426,636                              16,874,804
11/30/2004          18,960,543                              16,499,204
12/31/2004          19,403,171                              16,870,415
01/31/2005          19,787,284                              17,295,779
02/28/2005          19,490,969                              17,072,549
03/31/2005          19,365,196                              16,958,636
04/30/2005          19,992,661                              17,538,752
05/31/2005          20,515,361                              17,994,098
06/30/2005          20,794,172                              18,263,729
07/31/2005          20,217,624                              17,784,704
08/31/2005          20,821,465                              18,302,482
09/30/2005          20,193,077                              17,776,992
10/31/2005          19,761,012                              17,449,555
11/30/2005          19,902,262                              17,558,550
12/31/2005          20,349,444                              17,967,436
01/31/2006          20,172,493                              17,802,909
02/28/2006          20,273,701                              17,929,071
03/31/2006          19,596,437                              17,317,582
04/30/2006          19,272,473                              16,980,385
05/31/2006          19,236,139                              16,981,501
06/30/2006          19,301,803                              17,111,703
07/31/2006          19,718,147                              17,439,701
08/31/2006          20,236,855                              17,918,789
09/30/2006          20,551,102                              18,211,672

Allocation Breakdown*

U.S. Treasury Obligations	47.8%
U.S. Government Agencies	28.7%
Asset-Backed Securities	6.8%
Short-Term Instruments	5.6%
Mortgage-Backed Securities	5.3%
Corporate Bonds & Notes	5.1%
Other	0.7%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)**
PIMCO Long-Term U.S. Government Fund Institutional Class	4.87%	1.77%	6.47%	8.48%	9.71%
PIMCO Long-Term U.S. Government Fund Administrative Class	4.75%	1.53%	6.21%	8.21%	9.45%
Lehman Brothers Long-Term Treasury Index	5.16%	2.45%	6.41%	8.10%	8.84%
Lipper General U.S. Government Fund Average	3.12%	2.29%	3.50%	5.29%	6.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

**The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,048.71	$1,047.48	$1,022.66	$1,021.41
Expenses Paid During Period†	$2.47	$3.75	$2.43	$3.70

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.475% for Institutional Class, 0.725% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»	Above-Index duration positively affected the performance of the Fund versus its benchmark, the Lehman Brothers Long-Term Treasury Index, as the level of interest rates decreased across almost all maturities over the six-month reporting period.

»	The Fund’s emphasis on zero- to one-year maturities detracted from relative for performance because the rates in this segment of the yield curve rose throughout the six-month period.

»	Over the six-month period, an allocation to interest rate swaps contributed to performance relative to the benchmark as swap spreads narrowed, especially in the 15+ years maturity buckets.

»	An out-of-benchmark allocation to long Treasury Inflation-Protected Securities (“TIPS”) negatively affected performance of the Fund versus its benchmark over the reporting period, as long TIPS underperformed like-duration Treasuries. Long nominal yields fell more than long real yields over the six-month reporting period.

»	An out-of-benchmark allocation to long Agency debentures contributed to performance relative to the benchmark, as these outperformed like-duration Treasuries over the six-month period.

»	Modest exposure to long corporates during the first three months of the six-month reporting period slightly detracted from performance relative to the benchmark, as long corporates underperformed like-duration Treasuries during the second quarter of 2006.

12	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund	Institutional Class	PTLDX
	Administrative Class	PLDAX

Cumulative Returns Through September 30, 2006

              PIMCO Low Duration Fund             Merrill Lynch 1-3 Year
                Institutional Class                U.S. Treasury Index
              -----------------------             ----------------------
05/31/1987         $ 5,000,000                         $ 5,000,000
06/30/1987           5,046,628                           5,054,486
07/31/1987           5,065,090                           5,079,247
08/31/1987           5,064,335                           5,083,277
09/30/1987           5,052,060                           5,063,694
10/31/1987           5,133,989                           5,175,497
11/30/1987           5,191,951                           5,206,753
12/31/1987           5,222,390                           5,239,924
01/31/1988           5,308,798                           5,323,917
02/29/1988           5,347,411                           5,367,579
03/31/1988           5,380,986                           5,378,053
04/30/1988           5,403,325                           5,385,796
05/31/1988           5,415,511                           5,378,103
06/30/1988           5,466,198                           5,433,788
07/31/1988           5,495,264                           5,437,868
08/31/1988           5,517,425                           5,449,457
09/30/1988           5,568,286                           5,512,752
10/31/1988           5,619,832                           5,567,754
11/30/1988           5,626,975                           5,552,801
12/31/1988           5,652,043                           5,565,872
01/31/1989           5,699,277                           5,609,584
02/28/1989           5,708,130                           5,609,468
03/31/1989           5,730,286                           5,635,162
04/30/1989           5,798,151                           5,721,387
05/31/1989           5,917,401                           5,806,895
06/30/1989           6,046,639                           5,915,301
07/31/1989           6,135,363                           6,002,808
08/31/1989           6,107,180                           5,965,890
09/30/1989           6,137,963                           6,001,276
10/31/1989           6,219,093                           6,091,880
11/30/1989           6,275,483                           6,149,263
12/31/1989           6,307,554                           6,173,858
01/31/1990           6,303,536                           6,178,987
02/28/1990           6,346,767                           6,207,779
03/31/1990           6,381,164                           6,228,694
04/30/1990           6,377,250                           6,240,900
05/31/1990           6,484,898                           6,336,383
06/30/1990           6,554,775                           6,403,041
07/31/1990           6,626,735                           6,482,955
08/31/1990           6,639,802                           6,502,338
09/30/1990           6,676,368                           6,555,691
10/31/1990           6,724,978                           6,627,712
11/30/1990           6,805,177                           6,692,922
12/31/1990           6,878,682                           6,774,101
01/31/1991           6,942,193                           6,836,151
02/28/1991           6,997,644                           6,876,758
03/31/1991           7,057,271                           6,923,107
04/30/1991           7,143,402                           6,988,670
05/31/1991           7,199,368                           7,030,881
06/30/1991           7,245,425                           7,059,426
07/31/1991           7,325,646                           7,120,914
08/31/1991           7,430,571                           7,218,612
09/30/1991           7,527,775                           7,296,718
10/31/1991           7,593,269                           7,375,086
11/30/1991           7,675,305                           7,451,712
12/31/1991           7,804,629                           7,565,276
01/31/1992           7,811,724                           7,553,701
02/29/1992           7,850,357                           7,579,762
03/31/1992           7,854,905                           7,577,109
04/30/1992           7,910,379                           7,646,439
05/31/1992           7,990,995                           7,716,175
06/30/1992           8,065,552                           7,794,942
07/31/1992           8,172,756                           7,882,416
08/31/1992           8,227,543                           7,951,624
09/30/1992           8,309,644                           8,027,323
10/31/1992           8,312,516                           7,979,320
11/30/1992           8,317,418                           7,966,313
12/31/1992           8,404,634                           8,041,993
01/31/1993           8,484,134                           8,125,469
02/28/1993           8,584,735                           8,194,941
03/31/1993           8,633,491                           8,219,527
04/30/1993           8,674,838                           8,270,487
05/31/1993           8,685,036                           8,247,329
06/30/1993           8,771,815                           8,308,113
07/31/1993           8,802,074                           8,327,387
08/31/1993           8,888,391                           8,400,002
09/30/1993           8,922,962                           8,427,302
10/31/1993           8,984,843                           8,443,819
11/30/1993           8,993,553                           8,445,931
12/31/1993           9,056,846                           8,477,097
01/31/1994           9,106,228                           8,531,519
02/28/1994           9,066,980                           8,477,003
03/31/1994           9,027,600                           8,434,789
04/30/1994           8,998,069                           8,404,930
05/31/1994           8,988,338                           8,416,864
06/30/1994           9,007,246                           8,441,778
07/31/1994           9,091,298                           8,514,377
08/31/1994           9,129,999                           8,544,348
09/30/1994           9,116,482                           8,524,952
10/31/1994           9,115,926                           8,544,133
11/30/1994           9,118,176                           8,506,026
12/31/1994           9,113,801                           8,525,250
01/31/1995           9,198,589                           8,643,921
02/28/1995           9,314,539                           8,762,689
03/31/1995           9,352,866                           8,811,585
04/30/1995           9,470,326                           8,890,096
05/31/1995           9,642,739                           9,045,405
06/30/1995           9,692,391                           9,094,070
07/31/1995           9,696,402                           9,131,718
08/31/1995           9,802,372                           9,186,053
09/30/1995           9,890,345                           9,230,697
10/31/1995           9,964,908                           9,308,604
11/30/1995          10,081,178                           9,390,892
12/31/1995          10,201,089                           9,463,014
01/31/1996          10,276,453                           9,543,450
02/29/1996          10,210,333                           9,503,081
03/31/1996          10,206,317                           9,494,623
04/30/1996          10,210,668                           9,502,599
05/31/1996          10,220,903                           9,522,079
06/30/1996          10,324,796                           9,590,448
07/31/1996          10,360,157                           9,628,235
08/31/1996          10,411,622                           9,661,259
09/30/1996          10,559,003                           9,748,888
10/31/1996          10,711,509                           9,858,660
11/30/1996          10,856,335                           9,934,177
12/31/1996          10,827,172                           9,934,177
01/31/1997          10,917,928                           9,980,768
02/28/1997          10,962,362                          10,003,723
03/31/1997          10,918,161                           9,999,822
04/30/1997          11,051,403                          10,081,520
05/31/1997          11,144,606                          10,150,277
06/30/1997          11,232,679                          10,220,213
07/31/1997          11,414,133                          10,332,533
08/31/1997          11,408,378                          10,342,038
09/30/1997          11,508,994                          10,420,534
10/31/1997          11,594,791                          10,497,958
11/30/1997          11,628,837                          10,523,470
12/31/1997          11,718,950                          10,595,345
01/31/1998          11,808,398                          10,698,225
02/28/1998          11,849,111                          10,707,426
03/31/1998          11,900,389                          10,751,006
04/30/1998          11,965,788                          10,801,320
05/31/1998          12,042,787                          10,858,892
06/30/1998          12,072,222                          10,915,357
07/31/1998          12,130,281                          10,966,441
08/31/1998          12,177,935                          11,104,289
09/30/1998          12,426,371                          11,251,422
10/31/1998          12,407,993                          11,306,666
11/30/1998          12,480,576                          11,296,829
12/31/1998          12,558,314                          11,336,708
01/31/1999          12,614,507                          11,381,600
02/28/1999          12,548,547                          11,326,059
03/31/1999          12,656,332                          11,404,775
04/30/1999          12,723,248                          11,441,498
05/31/1999          12,683,445                          11,434,174
06/30/1999          12,690,305                          11,469,850
07/31/1999          12,692,072                          11,506,210
08/31/1999          12,701,307                          11,539,462
09/30/1999          12,796,976                          11,614,468
10/31/1999          12,850,766                          11,645,363
11/30/1999          12,906,395                          11,667,372
12/31/1999          12,931,228                          11,684,058
01/31/2000          12,915,977                          11,679,735
02/29/2000          13,009,930                          11,757,522
03/31/2000          13,106,258                          11,830,418
04/30/2000          13,135,290                          11,861,176
05/31/2000          13,175,787                          11,909,925
06/30/2000          13,335,487                          12,033,551
07/31/2000          13,416,218                          12,109,603
08/31/2000          13,566,278                          12,198,850
09/30/2000          13,635,215                          12,286,438
10/31/2000          13,636,576                          12,352,416
11/30/2000          13,743,722                          12,469,270
12/31/2000          13,926,801                          12,618,029
01/31/2001          14,154,253                          12,776,132
02/28/2001          14,225,101                          12,859,176
03/31/2001          14,343,928                          12,966,423
04/30/2001          14,386,763                          13,001,042
05/31/2001          14,503,863                          13,074,368
06/30/2001          14,541,262                          13,118,821
07/31/2001          14,789,469                          13,266,014
08/31/2001          14,880,723                          13,342,428
09/30/2001          15,029,046                          13,562,042
10/31/2001          15,224,654                          13,690,204
11/30/2001          15,069,717                          13,660,633
12/31/2001          15,041,156                          13,665,416
01/31/2002          15,183,830                          13,693,156
02/28/2002          15,307,463                          13,759,294
03/31/2002          15,191,222                          13,666,418
04/30/2002          15,395,788                          13,819,073
05/31/2002          15,497,092                          13,874,348
06/30/2002          15,550,542                          13,990,755
07/31/2002          15,620,991                          14,161,442
08/31/2002          15,780,286                          14,210,015
09/30/2002          15,870,489                          14,327,391
10/31/2002          15,952,480                          14,359,914
11/30/2002          16,005,786                          14,316,833
12/31/2002          16,192,973                          14,451,412
01/31/2003          16,240,555                          14,449,967
02/28/2003          16,378,874                          14,510,223
03/31/2003          16,417,388                          14,536,631
04/30/2003          16,504,462                          14,563,816
05/31/2003          16,590,071                          14,618,430
06/30/2003          16,639,982                          14,640,795
07/31/2003          16,369,891                          14,561,150
08/31/2003          16,439,972                          14,570,907
09/30/2003          16,637,601                          14,703,210
10/31/2003          16,565,760                          14,648,661
11/30/2003          16,584,712                          14,640,898
12/31/2003          16,673,791                          14,725,815
01/31/2004          16,732,820                          14,755,856
02/29/2004          16,821,769                          14,826,389
03/31/2004          16,867,606                          14,872,795
04/30/2004          16,735,931                          14,729,421
05/31/2004          16,730,597                          14,715,723
06/30/2004          16,758,167                          14,714,546
07/31/2004          16,840,999                          14,767,812
08/31/2004          16,985,411                          14,870,006
09/30/2004          16,977,295                          14,856,920
10/31/2004          17,056,850                          14,902,234
11/30/2004          17,023,274                          14,828,468
12/31/2004          17,071,805                          14,859,459
01/31/2005          17,054,343                          14,854,258
02/28/2005          17,031,288                          14,820,539
03/31/2005          17,020,094                          14,821,428
04/30/2005          17,132,254                          14,904,428
05/31/2005          17,193,850                          14,960,619
06/30/2005          17,222,268                          14,989,793
07/31/2005          17,185,253                          14,947,521
08/31/2005          17,304,323                          15,040,345
09/30/2005          17,239,063                          15,003,045
10/31/2005          17,205,017                          15,001,695
11/30/2005          17,243,144                          15,049,401
12/31/2005          17,335,930                          15,107,190
01/31/2006          17,377,055                          15,132,268
02/28/2006          17,399,666                          15,144,525
03/31/2006          17,362,904                          15,165,273
04/30/2006          17,440,634                          15,212,741
05/31/2006          17,451,649                          15,235,864
06/30/2006          17,430,681                          15,263,746
07/31/2006          17,599,402                          15,375,629
08/31/2006          17,754,284                          15,483,412
09/30/2006          17,840,452                          15,564,081

Allocation Breakdown*

Short-Term Instruments	40.7%
U.S. Government Agencies	25.5%
Corporate Bonds & Notes	14.6%
Mortgage-Backed Securities	13.5%
Asset-Backed Securities	4.3%
Other	1.4%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Institutional Class	2.75%	3.49%	3.49%	5.38%	6.78%
PIMCO Low Duration Fund Administrative Class	2.62%	3.23%	3.23%	5.12%	6.52%
Merrill Lynch 1–3 Year U.S. Treasury Index	2.63%	3.74%	2.79%	4.79%	6.03%
Lipper Short Investment Grade Debt Fund Average	2.48%	3.59%	2.78%	4.46%	5.68%

All Fund returns are net of fees and expenses.

* Cumulative return.

**The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,027.51	$1,026.24	$1,022.91	$1,021.66
Expenses Paid During Period†	$2.19	$3.45	$2.18	$3.45

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	Extending duration over the benchmark added to returns as yields decreased during the third quarter.

»	Broader-than-benchmark maturity structure detracted from performance as the Fund emphasized short maturities where yields increased.

»	An emphasis on mortgage-backed securities was positive for returns. While the sector lagged Treasuries on a like-duration basis, positive security selection added to performance.

»	Corporate bonds were positive for performance as this sector outperformed Treasuries, benefiting from continued strength in the economy and investors’ demand for higher yielding securities.

»	Minimal exposure to high-quality emerging markets was slightly positive for performance as the sector rebounded after a sell-off early in the period, boosted by continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

»	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities negatively contributed to relative returns. These positions underperformed comparable U.S. Treasuries.

Semiannual Report	September 30, 2006	13

PIMCO Low Duration Fund II	Institutional Class	PLDTX
	Administrative Class	PDFAX

Cumulative Returns Through September 30, 2006

             PIMCO Low Duration Fund II              Merrill Lynch 1-3 Year
                Institutional Class                   U.S. Treasury Index
             --------------------------              ----------------------
10/31/1991          $5,000,000                             $5,000,000
11/30/1991           5,070,496                              5,051,950
12/31/1991           5,150,788                              5,128,941
01/31/1992           5,126,506                              5,121,094
02/29/1992           5,159,358                              5,138,762
03/31/1992           5,157,326                              5,136,964
04/30/1992           5,197,109                              5,183,966
05/31/1992           5,240,589                              5,231,244
06/30/1992           5,302,476                              5,284,645
07/31/1992           5,355,736                              5,343,949
08/31/1992           5,377,728                              5,390,869
09/30/1992           5,426,036                              5,442,189
10/31/1992           5,423,401                              5,409,645
11/30/1992           5,417,545                              5,400,827
12/31/1992           5,471,783                              5,452,135
01/31/1993           5,544,427                              5,508,728
02/28/1993           5,600,313                              5,555,828
03/31/1993           5,619,040                              5,572,496
04/30/1993           5,660,962                              5,607,045
05/31/1993           5,649,149                              5,591,344
06/30/1993           5,710,514                              5,632,553
07/31/1993           5,724,808                              5,645,621
08/31/1993           5,775,444                              5,694,851
09/30/1993           5,794,689                              5,713,359
10/31/1993           5,802,333                              5,724,557
11/30/1993           5,799,743                              5,725,988
12/31/1993           5,831,720                              5,747,117
01/31/1994           5,872,093                              5,784,014
02/28/1994           5,850,184                              5,747,054
03/31/1994           5,796,320                              5,718,434
04/30/1994           5,779,212                              5,698,191
05/31/1994           5,767,710                              5,706,282
06/30/1994           5,772,326                              5,723,172
07/31/1994           5,831,607                              5,772,392
08/31/1994           5,826,033                              5,792,711
09/30/1994           5,810,813                              5,779,561
10/31/1994           5,821,529                              5,792,565
11/30/1994           5,828,521                              5,766,731
12/31/1994           5,850,354                              5,779,763
01/31/1995           5,935,515                              5,860,217
02/28/1995           6,029,620                              5,940,737
03/31/1995           6,074,370                              5,973,886
04/30/1995           6,107,608                              6,027,114
05/31/1995           6,211,631                              6,132,407
06/30/1995           6,235,805                              6,165,399
07/31/1995           6,243,368                              6,190,923
08/31/1995           6,297,641                              6,227,760
09/30/1995           6,346,020                              6,258,027
10/31/1995           6,405,255                              6,310,844
11/30/1995           6,478,110                              6,366,632
12/31/1995           6,539,804                              6,415,528
01/31/1996           6,580,351                              6,470,061
02/29/1996           6,535,860                              6,442,692
03/31/1996           6,518,000                              6,436,958
04/30/1996           6,505,764                              6,442,365
05/31/1996           6,502,485                              6,455,572
06/30/1996           6,575,782                              6,501,923
07/31/1996           6,606,321                              6,527,541
08/31/1996           6,630,457                              6,549,930
09/30/1996           6,719,145                              6,609,338
10/31/1996           6,816,464                              6,683,760
11/30/1996           6,887,004                              6,734,957
12/31/1996           6,881,011                              6,734,957
01/31/1997           6,918,655                              6,766,544
02/28/1997           6,946,342                              6,782,107
03/31/1997           6,930,530                              6,779,461
04/30/1997           6,993,758                              6,834,850
05/31/1997           7,044,400                              6,881,464
06/30/1997           7,099,424                              6,928,877
07/31/1997           7,200,340                              7,005,026
08/31/1997           7,201,737                              7,011,470
09/30/1997           7,257,640                              7,064,687
10/31/1997           7,324,878                              7,117,177
11/30/1997           7,343,098                              7,134,473
12/31/1997           7,405,208                              7,183,201
01/31/1998           7,464,768                              7,252,950
02/28/1998           7,477,590                              7,259,187
03/31/1998           7,505,393                              7,288,733
04/30/1998           7,541,498                              7,322,844
05/31/1998           7,593,666                              7,361,875
06/30/1998           7,623,903                              7,400,156
07/31/1998           7,657,543                              7,434,789
08/31/1998           7,746,767                              7,528,244
09/30/1998           7,854,078                              7,627,994
10/31/1998           7,838,078                              7,665,447
11/30/1998           7,857,712                              7,658,778
12/31/1998           7,893,710                              7,685,814
01/31/1999           7,943,452                              7,716,249
02/28/1999           7,885,625                              7,678,594
03/31/1999           7,947,390                              7,731,961
04/30/1999           7,979,520                              7,756,857
05/31/1999           7,950,895                              7,751,892
06/30/1999           7,933,181                              7,776,079
07/31/1999           7,948,712                              7,800,729
08/31/1999           7,953,224                              7,823,273
09/30/1999           8,024,423                              7,874,124
10/31/1999           8,063,922                              7,895,070
11/30/1999           8,094,148                              7,909,991
12/31/1999           8,095,132                              7,921,303
01/31/2000           8,091,435                              7,918,372
02/29/2000           8,147,721                              7,971,109
03/31/2000           8,208,297                              8,020,529
04/30/2000           8,230,192                              8,041,382
05/31/2000           8,254,772                              8,074,432
06/30/2000           8,344,502                              8,158,245
07/31/2000           8,402,661                              8,209,805
08/31/2000           8,475,367                              8,270,310
09/30/2000           8,548,174                              8,329,692
10/31/2000           8,593,470                              8,374,422
11/30/2000           8,667,062                              8,453,644
12/31/2000           8,750,262                              8,554,496
01/31/2001           8,883,371                              8,661,684
02/28/2001           8,923,988                              8,717,984
03/31/2001           9,007,545                              8,790,693
04/30/2001           9,037,851                              8,814,164
05/31/2001           9,115,828                              8,863,875
06/30/2001           9,143,360                              8,894,013
07/31/2001           9,320,652                              8,993,803
08/31/2001           9,365,723                              9,045,608
09/30/2001           9,481,992                              9,194,498
10/31/2001           9,595,694                              9,281,386
11/30/2001           9,533,382                              9,261,338
12/31/2001           9,460,591                              9,264,581
01/31/2002           9,537,547                              9,283,388
02/28/2002           9,616,284                              9,328,226
03/31/2002           9,525,964                              9,265,260
04/30/2002           9,661,287                              9,368,754
05/31/2002           9,705,294                              9,406,228
06/30/2002           9,773,012                              9,485,147
07/31/2002           9,834,221                              9,600,866
08/31/2002           9,915,303                              9,633,796
09/30/2002           9,989,531                              9,713,372
10/31/2002          10,029,806                              9,735,422
11/30/2002          10,042,868                              9,706,215
12/31/2002          10,132,099                              9,797,454
01/31/2003          10,166,547                              9,796,474
02/28/2003          10,254,931                              9,837,325
03/31/2003          10,243,236                              9,855,229
04/30/2003          10,274,430                              9,873,659
05/31/2003          10,312,895                              9,910,685
06/30/2003          10,323,322                              9,925,848
07/31/2003          10,116,469                              9,871,851
08/31/2003          10,160,990                              9,878,466
09/30/2003          10,287,302                              9,968,162
10/31/2003          10,263,579                              9,931,180
11/30/2003          10,264,862                              9,925,917
12/31/2003          10,318,860                              9,983,487
01/31/2004          10,344,335                             10,003,854
02/29/2004          10,398,915                             10,051,672
03/31/2004          10,427,885                             10,083,134
04/30/2004          10,332,278                              9,985,932
05/31/2004          10,331,816                              9,976,645
06/30/2004          10,359,224                              9,975,847
07/31/2004          10,408,735                             10,011,960
08/31/2004          10,490,298                             10,081,243
09/30/2004          10,483,704                             10,072,371
10/31/2004          10,533,117                             10,103,092
11/30/2004          10,488,515                             10,053,081
12/31/2004          10,515,107                             10,074,092
01/31/2005          10,491,914                             10,070,566
02/28/2005          10,485,270                             10,047,706
03/31/2005          10,488,265                             10,048,309
04/30/2005          10,549,048                             10,104,580
05/31/2005          10,577,394                             10,142,675
06/30/2005          10,604,194                             10,162,453
07/31/2005          10,567,783                             10,133,795
08/31/2005          10,641,302                             10,196,726
09/30/2005          10,608,938                             10,171,438
10/31/2005          10,583,616                             10,170,523
11/30/2005          10,629,900                             10,202,865
12/31/2005          10,679,567                             10,242,044
01/31/2006          10,692,805                             10,259,046
02/28/2006          10,706,378                             10,267,355
03/31/2006          10,671,034                             10,281,422
04/30/2006          10,706,023                             10,313,603
05/31/2006          10,703,721                             10,329,279
06/30/2006          10,689,591                             10,348,182
07/31/2006          10,809,227                             10,424,034
08/31/2006          10,898,361                             10,497,106
09/30/2006          10,953,126                             10,551,796

Allocation Breakdown*

Short-Term Instruments	38.4%
U.S. Government Agencies	28.0%
Mortgage-Backed Securities	13.5%
Corporate Bonds & Notes	10.9%
Asset-Backed Securities	7.6%
Other	1.6%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	2.64%	3.24%	2.93%	5.01%	5.40%
PIMCO Low Duration Fund II Administrative Class	2.52%	2.99%	2.67%	4.75%	5.14%
Merrill Lynch 1–3 Year U.S. Treasury Index	2.63%	3.74%	2.79%	4.79%	5.13%
Lipper Short Investment Grade Debt Fund Average	2.48%	3.59%	2.78%	4.46%	4.92%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,026.45	$1,025.17	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.54	$3.81	$2.54	$3.80

† For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

»	Extending duration over the benchmark added to returns as yields decreased during the third quarter.

»	Broader-than-benchmark maturity structure detracted from performance as the Fund emphasized short maturities where yields increased.

»	An emphasis on mortgage-backed securities was positive for returns. While the sector lagged Treasuries on a like-duration basis, positive security selection added to performance.

»	Corporate bonds were positive for performance as this sector outperformed Treasuries, benefiting from continued strength in the economy and investors’ demand for higher yielding securities.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund III	Institutional Class	PLDIX
	Administrative Class	PDRAX

Cumulative Returns Through September 30, 2006

              PIMCO Low Duration Fund III     Merrill Lynch 1-3 Year
                  Institutional Class          U.S. Treasury Index
              ---------------------------    -------------------------
12/31/1996           $5,000,000                      $5,000,000
01/31/1997            5,019,544                       5,023,450
02/28/1997            5,044,724                       5,035,003
03/31/1997            5,028,885                       5,033,040
04/30/1997            5,074,774                       5,074,160
05/31/1997            5,116,879                       5,108,766
06/30/1997            5,156,800                       5,143,965
07/31/1997            5,193,007                       5,200,497
08/31/1997            5,219,920                       5,205,281
09/30/1997            5,260,771                       5,244,790
10/31/1997            5,310,323                       5,283,758
11/30/1997            5,313,692                       5,296,598
12/31/1997            5,355,776                       5,332,774
01/31/1998            5,393,985                       5,384,555
02/28/1998            5,402,862                       5,389,186
03/31/1998            5,427,616                       5,411,120
04/30/1998            5,458,772                       5,436,444
05/31/1998            5,490,624                       5,465,421
06/30/1998            5,503,181                       5,493,840
07/31/1998            5,527,294                       5,519,552
08/31/1998            5,543,567                       5,588,932
09/30/1998            5,649,590                       5,662,986
10/31/1998            5,656,322                       5,690,791
11/30/1998            5,694,733                       5,685,840
12/31/1998            5,712,097                       5,705,912
01/31/1999            5,732,230                       5,728,507
02/28/1999            5,719,966                       5,700,552
03/31/1999            5,758,729                       5,740,171
04/30/1999            5,794,632                       5,758,654
05/31/1999            5,786,934                       5,754,968
06/30/1999            5,775,306                       5,772,924
07/31/1999            5,775,192                       5,791,224
08/31/1999            5,779,894                       5,807,961
09/30/1999            5,833,335                       5,845,712
10/31/1999            5,851,977                       5,861,262
11/30/1999            5,870,819                       5,872,339
12/31/1999            5,868,064                       5,880,737
01/31/2000            5,860,600                       5,878,562
02/29/2000            5,890,024                       5,917,713
03/31/2000            5,930,458                       5,954,402
04/30/2000            5,948,746                       5,969,883
05/31/2000            5,969,290                       5,994,419
06/30/2000            6,042,394                       6,056,642
07/31/2000            6,085,896                       6,094,920
08/31/2000            6,140,202                       6,139,839
09/30/2000            6,195,214                       6,183,923
10/31/2000            6,177,912                       6,217,130
11/30/2000            6,243,517                       6,275,945
12/31/2000            6,303,425                       6,350,817
01/31/2001            6,394,711                       6,430,393
02/28/2001            6,424,571                       6,472,190
03/31/2001            6,467,996                       6,526,168
04/30/2001            6,486,396                       6,543,593
05/31/2001            6,532,018                       6,580,499
06/30/2001            6,538,598                       6,602,872
07/31/2001            6,662,254                       6,676,957
08/31/2001            6,713,249                       6,715,416
09/30/2001            6,796,107                       6,825,951
10/31/2001            6,880,896                       6,890,457
11/30/2001            6,827,395                       6,875,573
12/31/2001            6,818,908                       6,877,980
01/31/2002            6,884,565                       6,891,943
02/28/2002            6,929,931                       6,925,230
03/31/2002            6,877,510                       6,878,485
04/30/2002            6,969,327                       6,955,318
05/31/2002            7,021,128                       6,983,139
06/30/2002            7,059,258                       7,041,728
07/31/2002            7,093,370                       7,127,637
08/31/2002            7,176,982                       7,152,084
09/30/2002            7,214,805                       7,211,161
10/31/2002            7,268,168                       7,227,530
11/30/2002            7,292,605                       7,205,847
12/31/2002            7,367,164                       7,273,583
01/31/2003            7,405,077                       7,272,855
02/28/2003            7,464,661                       7,303,183
03/31/2003            7,484,976                       7,316,475
04/30/2003            7,526,621                       7,330,157
05/31/2003            7,561,085                       7,357,645
06/30/2003            7,577,007                       7,368,902
07/31/2003            7,439,604                       7,328,815
08/31/2003            7,463,901                       7,333,726
09/30/2003            7,543,720                       7,400,316
10/31/2003            7,515,184                       7,372,861
11/30/2003            7,519,657                       7,368,953
12/31/2003            7,553,947                       7,411,693
01/31/2004            7,569,999                       7,426,813
02/29/2004            7,607,828                       7,462,313
03/31/2004            7,636,216                       7,485,670
04/30/2004            7,568,225                       7,413,508
05/31/2004            7,574,344                       7,406,614
06/30/2004            7,584,975                       7,406,021
07/31/2004            7,617,425                       7,432,831
08/31/2004            7,679,774                       7,484,266
09/30/2004            7,673,961                       7,477,680
10/31/2004            7,709,187                       7,500,487
11/30/2004            7,691,497                       7,463,360
12/31/2004            7,713,843                       7,478,958
01/31/2005            7,711,158                       7,476,340
02/28/2005            7,698,083                       7,459,369
03/31/2005            7,691,789                       7,459,817
04/30/2005            7,742,582                       7,501,592
05/31/2005            7,770,949                       7,529,873
06/30/2005            7,783,565                       7,544,556
07/31/2005            7,757,298                       7,523,281
08/31/2005            7,816,890                       7,570,000
09/30/2005            7,793,471                       7,551,227
10/31/2005            7,776,656                       7,550,547
11/30/2005            7,800,411                       7,574,558
12/31/2005            7,837,647                       7,603,644
01/31/2006            7,854,187                       7,616,266
02/28/2006            7,864,829                       7,622,435
03/31/2006            7,855,170                       7,632,878
04/30/2006            7,905,658                       7,656,769
05/31/2006            7,901,467                       7,668,407
06/30/2006            7,889,296                       7,682,441
07/31/2006            7,956,764                       7,738,753
08/31/2006            8,019,259                       7,793,002
09/30/2006            8,058,725                       7,833,603

Allocation Breakdown*

Short-Term Instruments	35.4%
U.S. Government Agencies	30.9%
Corporate Bonds & Notes	15.6%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	5.6%
Other	0.7%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	2.59%	3.40%	3.47%	5.02%
PIMCO Low Duration Fund III Administrative Class	2.47%	3.17%	3.21%	4.76%
Merrill Lynch 1–3 Year U.S. Treasury Index	2.63%	3.74%	2.79%	4.71%
Lipper Short Investment Grade Debt Fund Average	2.48%	3.59%	2.78%	4.37%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,025.91	$1,024.66	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.54	$3.81	$2.54	$3.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

»	Extending duration over the benchmark added to returns as yields decreased during the third quarter.

»	Broader-than-benchmark maturity structure detracted from performance as the Fund emphasized short maturities where yields increased.

»	An emphasis on mortgage-backed securities was positive for returns. While the sector lagged Treasuries on a like-duration basis, positive security selection added to performance.

»	Corporate bonds were positive for performance as this sector outperformed Treasuries, benefiting from continued strength in the economy and investors’ demand for higher yielding securities.

»	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities negatively contributed to returns. These positions underperformed comparable U.S. Treasuries.

Semiannual Report	September 30, 2006	15

PIMCO Moderate Duration Fund
	Institutional Class	PMDRX

Cumulative Returns Through September 30, 2006

              PIMCO Moderate Duration Fund   Lehman Brothers Intermediate
                  Institutional Class          Government/Credit Index
              ----------------------------   ----------------------------
12/31/1996            $5,000,000                    $5,000,000
01/31/1997             5,018,573                     5,019,463
02/28/1997             5,025,671                     5,029,034
03/31/1997             4,987,552                     4,994,366
04/30/1997             5,045,822                     5,053,050
05/31/1997             5,078,973                     5,095,000
06/30/1997             5,141,280                     5,141,493
07/31/1997             5,240,626                     5,246,067
08/31/1997             5,220,094                     5,219,726
09/30/1997             5,282,529                     5,280,430
10/31/1997             5,331,654                     5,338,864
11/30/1997             5,354,915                     5,350,657
12/31/1997             5,398,734                     5,393,482
01/31/1998             5,454,128                     5,464,139
02/28/1998             5,448,868                     5,459,941
03/31/1998             5,476,199                     5,477,482
04/30/1998             5,507,779                     5,504,969
05/31/1998             5,547,118                     5,545,295
06/30/1998             5,574,030                     5,580,774
07/31/1998             5,603,136                     5,600,396
08/31/1998             5,657,953                     5,688,435
09/30/1998             5,812,116                     5,831,330
10/31/1998             5,807,792                     5,825,572
11/30/1998             5,807,850                     5,825,131
12/31/1998             5,837,909                     5,848,531
01/31/1999             5,869,063                     5,880,659
02/28/1999             5,778,416                     5,794,204
03/31/1999             5,842,985                     5,837,457
04/30/1999             5,861,195                     5,855,384
05/31/1999             5,823,540                     5,810,305
06/30/1999             5,805,584                     5,814,363
07/31/1999             5,800,346                     5,809,238
08/31/1999             5,804,694                     5,813,648
09/30/1999             5,858,013                     5,867,883
10/31/1999             5,893,763                     5,883,025
11/30/1999             5,912,009                     5,890,336
12/31/1999             5,890,158                     5,871,097
01/31/2000             5,826,274                     5,849,641
02/29/2000             5,873,746                     5,897,838
03/31/2000             5,951,786                     5,959,303
04/30/2000             5,955,966                     5,945,804
05/31/2000             5,995,504                     5,955,121
06/30/2000             6,078,846                     6,060,150
07/31/2000             6,123,436                     6,106,250
08/31/2000             6,204,722                     6,178,401
09/30/2000             6,265,532                     6,234,610
10/31/2000             6,292,005                     6,263,013
11/30/2000             6,379,265                     6,348,077
12/31/2000             6,486,663                     6,465,047
01/31/2001             6,588,529                     6,571,166
02/28/2001             6,633,080                     6,633,289
03/31/2001             6,671,537                     6,684,120
04/30/2001             6,651,187                     6,666,481
05/31/2001             6,678,198                     6,704,011
06/30/2001             6,710,068                     6,729,036
07/31/2001             6,873,298                     6,868,787
08/31/2001             6,945,719                     6,937,520
09/30/2001             7,087,216                     7,038,689
10/31/2001             7,215,055                     7,155,438
11/30/2001             7,125,631                     7,083,730
12/31/2001             7,096,739                     7,044,519
01/31/2002             7,173,775                     7,081,102
02/28/2002             7,256,413                     7,137,374
03/31/2002             7,144,569                     7,028,835
04/30/2002             7,283,515                     7,144,994
05/31/2002             7,341,911                     7,216,350
06/30/2002             7,325,727                     7,278,749
07/31/2002             7,336,202                     7,364,972
08/31/2002             7,495,034                     7,474,640
09/30/2002             7,525,399                     7,608,485
10/31/2002             7,580,167                     7,578,645
11/30/2002             7,614,632                     7,572,131
12/31/2002             7,802,655                     7,737,408
01/31/2003             7,840,214                     7,736,981
02/28/2003             7,965,668                     7,845,933
03/31/2003             7,984,304                     7,854,042
04/30/2003             8,085,184                     7,914,028
05/31/2003             8,210,361                     8,073,032
06/30/2003             8,198,510                     8,067,667
07/31/2003             7,966,446                     7,848,507
08/31/2003             8,029,123                     7,867,008
09/30/2003             8,204,651                     8,066,121
10/31/2003             8,151,451                     7,990,136
11/30/2003             8,153,852                     8,001,006
12/31/2003             8,227,348                     8,070,876
01/31/2004             8,281,344                     8,123,914
02/29/2004             8,365,657                     8,206,806
03/31/2004             8,442,409                     8,270,606
04/30/2004             8,262,028                     8,074,483
05/31/2004             8,247,561                     8,037,818
06/30/2004             8,287,548                     8,061,900
07/31/2004             8,353,977                     8,129,971
08/31/2004             8,483,541                     8,265,649
09/30/2004             8,488,840                     8,280,037
10/31/2004             8,553,489                     8,335,779
11/30/2004             8,514,450                     8,259,831
12/31/2004             8,567,809                     8,316,367
01/31/2005             8,567,959                     8,332,453
02/28/2005             8,531,742                     8,286,717
03/31/2005             8,512,109                     8,243,958
04/30/2005             8,621,578                     8,338,253
05/31/2005             8,684,595                     8,413,128
06/30/2005             8,723,430                     8,448,551
07/31/2005             8,653,330                     8,378,420
08/31/2005             8,752,037                     8,476,362
09/30/2005             8,667,220                     8,404,502
10/31/2005             8,595,492                     8,358,449
11/30/2005             8,620,488                     8,394,875
12/31/2005             8,687,593                     8,447,686
01/31/2006             8,711,689                     8,446,396
02/28/2006             8,743,849                     8,452,501
03/31/2006             8,675,589                     8,415,182
04/30/2006             8,697,630                     8,419,752
05/31/2006             8,677,988                     8,420,258
06/30/2006             8,659,288                     8,432,970
07/31/2006             8,787,483                     8,527,559
08/31/2006             8,882,621                     8,634,541
09/30/2006             8,926,998                     8,702,637

Allocation Breakdown*

U.S. Government Agencies	61.2%
Short-Term Instruments	30.9%
Corporate Bonds & Notes	4.7%
Mortgage-Backed Securities	1.4%
Foreign Currency-Denominated Issues	0.5%
Other	1.3%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	2.90%	3.00%	4.72%	6.13%
Lehman Brothers Intermediate Government/Credit Index	3.42%	3.55%	4.34%	5.85%
Lipper Short Intermediate Investment Grade Debt Fund Average	2.80%	3.06%	3.47%	5.04%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,028.97	$1,022.81
Expenses Paid During Period†	$2.29	$2.28

† Expenses are equal to the annualized expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities.

»	The Fund’s above-benchmark duration for the period was positive for performance as intermediate and long yields fell.

»	A curve steepening bias detracted from returns as the curve slightly flattened.

»	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from relative performance as this sector outperformed like-duration Treasuries.

»	An allocation to non-U.S. government securities detracted from performance as interest rates in the U.S. fell more than in other developed countries, as domestic economic growth began to slow during the period.

»	Exposure to foreign currencies detracted from returns as the euro, the Japanese yen and the British pound depreciated relative to the U.S. dollar.

16	PIMCO Funds	Bond Funds

PIMCO Money Market Fund	Institutional Class	PMIXX
	Administrative Class	PMAXX

Cumulative Returns Through September 30, 2006

               PIMCO Money Market Fund   Citigroup 3-Month
                 Institutional Class    Treasury Bill Index
               -----------------------  -------------------
02/28/1991            $5,000,000           $5,000,000
03/31/1991             5,025,170            5,025,950
04/30/1991             5,050,085            5,050,225
05/31/1991             5,075,810            5,074,668
06/30/1991             5,098,544            5,098,114
07/31/1991             5,122,151            5,122,431
08/31/1991             5,146,158            5,146,559
09/30/1991             5,168,071            5,169,408
10/31/1991             5,189,068            5,192,103
11/30/1991             5,209,752            5,212,767
12/31/1991             5,235,296            5,232,315
01/31/1992             5,253,666            5,250,418
02/29/1992             5,269,348            5,266,800
03/31/1992             5,286,316            5,284,707
04/30/1992             5,302,529            5,301,830
05/31/1992             5,318,495            5,319,272
06/30/1992             5,333,833            5,335,496
07/31/1992             5,349,339            5,351,503
08/31/1992             5,362,691            5,366,754
09/30/1992             5,375,416            5,380,225
10/31/1992             5,388,548            5,393,837
11/30/1992             5,400,824            5,407,267
12/31/1992             5,415,417            5,421,760
01/31/1993             5,427,493            5,436,236
02/28/1993             5,439,092            5,448,847
03/31/1993             5,452,504            5,462,578
04/30/1993             5,464,658            5,475,852
05/31/1993             5,475,877            5,489,816
06/30/1993             5,489,090            5,503,540
07/31/1993             5,501,737            5,517,960
08/31/1993             5,515,161            5,532,361
09/30/1993             5,527,714            5,546,138
10/31/1993             5,541,036            5,560,446
11/30/1993             5,554,511            5,574,514
12/31/1993             5,567,081            5,589,230
01/31/1994             5,580,537            5,603,875
02/28/1994             5,592,446            5,617,437
03/31/1994             5,606,276            5,633,278
04/30/1994             5,620,505            5,650,065
05/31/1994             5,637,321            5,668,823
06/30/1994             5,654,814            5,688,040
07/31/1994             5,672,813            5,708,632
08/31/1994             5,694,234            5,729,867
09/30/1994             5,714,049            5,751,354
10/31/1994             5,736,363            5,774,877
11/30/1994             5,759,664            5,799,362
12/31/1994             5,785,415            5,826,271
01/31/1995             5,813,735            5,853,305
02/28/1995             5,839,234            5,879,060
03/31/1995             5,867,023            5,908,043
04/30/1995             5,892,850            5,936,461
05/31/1995             5,923,104            5,965,787
06/30/1995             5,950,960            5,994,065
07/31/1995             5,979,025            6,022,957
08/31/1995             6,006,869            6,051,505
09/30/1995             6,032,542            6,078,677
10/31/1995             6,061,076            6,106,577
11/30/1995             6,105,719            6,133,568
12/31/1995             6,136,175            6,161,661
01/31/1996             6,164,350            6,189,326
02/29/1996             6,191,072            6,214,641
03/31/1996             6,217,237            6,240,991
04/30/1996             6,244,019            6,266,704
05/31/1996             6,273,132            6,293,588
06/30/1996             6,297,220            6,319,958
07/31/1996             6,324,461            6,347,387
08/31/1996             6,354,570            6,375,251
09/30/1996             6,379,780            6,402,538
10/31/1996             6,406,912            6,430,582
11/30/1996             6,433,601            6,457,590
12/31/1996             6,460,353            6,485,292
01/31/1997             6,488,472            6,513,374
02/28/1997             6,513,657            6,538,842
03/31/1997             6,539,911            6,567,351
04/30/1997             6,567,988            6,595,327
05/31/1997             6,598,555            6,624,478
06/30/1997             6,626,256            6,652,302
07/31/1997             6,655,217            6,680,973
08/31/1997             6,686,098            6,709,768
09/30/1997             6,714,110            6,738,217
10/31/1997             6,746,003            6,767,595
11/30/1997             6,773,457            6,796,087
12/31/1997             6,805,247            6,825,582
01/31/1998             6,836,094            6,855,683
02/28/1998             6,863,584            6,882,969
03/31/1998             6,893,016            6,913,529
04/30/1998             6,922,674            6,942,842
05/31/1998             6,953,532            6,972,836
06/30/1998             6,983,538            7,001,494
07/31/1998             7,016,569            7,031,111
08/31/1998             7,045,979            7,061,063
09/30/1998             7,076,192            7,089,942
10/31/1998             7,107,700            7,118,445
11/30/1998             7,136,327            7,144,640
12/31/1998             7,168,594            7,171,075
01/31/1999             7,194,413            7,197,823
02/28/1999             7,219,300            7,222,369
03/31/1999             7,247,024            7,249,957
04/30/1999             7,276,038            7,276,783
05/31/1999             7,301,880            7,304,725
06/30/1999             7,329,104            7,331,825
07/31/1999             7,359,334            7,360,493
08/31/1999             7,388,408            7,389,641
09/30/1999             7,418,652            7,418,608
10/31/1999             7,450,747            7,448,876
11/30/1999             7,482,278            7,478,970
12/31/1999             7,519,731            7,510,904
01/31/2000             7,552,712            7,543,878
02/29/2000             7,586,023            7,576,014
03/31/2000             7,624,519            7,611,546
04/30/2000             7,657,193            7,647,245
05/31/2000             7,694,457            7,684,640
06/30/2000             7,736,374            7,720,680
07/31/2000             7,775,004            7,758,048
08/31/2000             7,817,526            7,796,450
09/30/2000             7,859,326            7,835,199
10/31/2000             7,900,222            7,876,256
11/30/2000             7,941,283            7,916,503
12/31/2000             7,985,711            7,958,144
01/31/2001             8,024,932            7,999,209
02/28/2001             8,061,082            8,033,765
03/31/2001             8,097,308            8,069,193
04/30/2001             8,128,747            8,100,180
05/31/2001             8,158,254            8,129,826
06/30/2001             8,185,013            8,155,923
07/31/2001             8,209,512            8,181,532
08/31/2001             8,235,891            8,206,405
09/30/2001             8,254,682            8,229,956
10/31/2001             8,271,440            8,251,518
11/30/2001             8,287,588            8,269,095
12/31/2001             8,300,832            8,283,565
01/31/2002             8,311,159            8,296,488
02/28/2002             8,320,835            8,307,605
03/31/2002             8,333,230            8,319,818
04/30/2002             8,344,363            8,331,798
05/31/2002             8,356,387            8,344,212
06/30/2002             8,366,453            8,355,892
07/31/2002             8,377,137            8,368,093
08/31/2002             8,388,230            8,380,227
09/30/2002             8,397,666            8,391,792
10/31/2002             8,407,645            8,403,456
11/30/2002             8,416,026            8,414,212
12/31/2002             8,424,152            8,424,309
01/31/2003             8,432,168            8,433,491
02/28/2003             8,438,590            8,441,250
03/31/2003             8,444,791            8,449,776
04/30/2003             8,451,124            8,457,803
05/31/2003             8,457,753            8,466,007
06/30/2003             8,464,043            8,473,711
07/31/2003             8,469,921            8,481,084
08/31/2003             8,474,948            8,488,039
09/30/2003             8,479,556            8,494,490
10/31/2003             8,485,361            8,501,370
11/30/2003             8,490,215            8,508,001
12/31/2003             8,495,651            8,514,808
01/31/2004             8,501,080            8,521,534
02/29/2004             8,505,777            8,527,755
03/31/2004             8,510,851            8,534,492
04/30/2004             8,516,001            8,541,064
05/31/2004             8,520,857            8,547,982
06/30/2004             8,526,365            8,554,991
07/31/2004             8,533,237            8,563,118
08/31/2004             8,540,687            8,572,367
09/30/2004             8,549,411            8,582,568
10/31/2004             8,559,850            8,594,068
11/30/2004             8,571,020            8,606,272
12/31/2004             8,585,222            8,620,472
01/31/2005             8,598,519            8,635,903
02/28/2005             8,612,905            8,651,102
03/31/2005             8,629,525            8,669,269
04/30/2005             8,648,145            8,688,168
05/31/2005             8,667,473            8,708,759
06/30/2005             8,687,347            8,729,225
07/31/2005             8,709,031            8,751,310
08/31/2005             8,732,639            8,774,676
09/30/2005             8,758,106            8,798,631
10/31/2005             8,782,576            8,824,499
11/30/2005             8,808,939            8,850,796
12/31/2005             8,839,198            8,879,118
01/31/2006             8,866,952            8,908,863
02/28/2006             8,895,551            8,937,104
03/31/2006             8,930,054            8,970,172
04/30/2006             8,960,735            9,003,541
05/31/2006             8,996,167            9,039,015
06/30/2006             9,033,891            9,073,996
07/31/2006             9,068,924            9,111,199
08/31/2006             9,107,659            9,149,284
09/30/2006             9,147,015            9,186,796

Allocation Breakdown*

Commercial Paper	85.9%
Certificates of Deposit	13.8%
Repurchase Agreements	0.3%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)**
PIMCO Money Market Fund Institutional Class	5.09%	5.08%	2.43%	4.44%	2.07%	3.67%	3.95%
PIMCO Money Market Fund Administrative Class	4.84%	4.83%	2.30%	4.18%	1.82%	3.42%	3.70%
Citigroup 3-Month Treasury Bill Index	—	—	2.41%	4.41%	2.22%	3.68%	3.98%
Lipper Institutional Money Market Fund Average	—	—	2.38%	4.36%	2.04%	3.69%	4.03%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,024.30	$1,023.03	$1,023.46	$1,022.21
Expenses Paid During Period†	$1.62	$2.89	$1.62	$2.89

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.32% for Institutional Class, 0.57% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Fund, which has an Aaa money market fund rating by Moody’s, emphasizes high-quality commercial paper and shorter-term agency discount notes due to demand for high liquidity, attractive yields, and limited credit risk.

»	High-quality (A1/P1) commercial paper yields increased about 0.35% to approximately 5.25%, which was slightly less than the 0.50% increase in the Federal Reserve target rate.

»	High-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries increased by about 0.10% to approximately 0.45% on September 30, 2006.

»	U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to attractive yields, modest interest rate sensitivity, and limited credit risk.

»	Certificates of deposit, issued by high-rated (AA) banks, provided incremental yield relative to high-quality (A1/P1) commercial paper.

Semiannual Report	September 30, 2006	17

PIMCO Real Return Fund	Institutional Class	PRRIX
	Administrative Class	PARRX

Cumulative Returns Through September 30, 2006

                 PIMCO Real Return Fund                   Lehman Brothers
                  Institutional Class                     U.S. TIPS Index
                 ----------------------                   ---------------
01/31/1997            $5,000,000                            $5,000,000
02/28/1997             5,017,061                             5,016,499
03/31/1997             4,971,983                             4,947,776
04/30/1997             5,002,809                             4,977,955
05/31/1997             5,032,748                             5,004,838
06/30/1997             5,021,938                             4,988,823
07/31/1997             5,083,742                             5,036,214
08/31/1997             5,094,469                             5,051,322
09/30/1997             5,104,457                             5,061,426
10/31/1997             5,169,085                             5,113,556
11/30/1997             5,196,006                             5,142,195
12/31/1997             5,169,329                             5,120,599
01/31/1998             5,199,466                             5,145,691
02/28/1998             5,193,833                             5,141,057
03/31/1998             5,205,501                             5,138,489
04/30/1998             5,233,211                             5,157,501
05/31/1998             5,254,770                             5,194,120
06/30/1998             5,272,877                             5,207,097
07/31/1998             5,313,726                             5,231,257
08/31/1998             5,317,549                             5,243,132
09/30/1998             5,441,195                             5,348,519
10/31/1998             5,469,946                             5,360,284
11/30/1998             5,461,835                             5,354,923
12/31/1998             5,438,790                             5,322,793
01/31/1999             5,518,587                             5,384,539
02/28/1999             5,505,806                             5,346,309
03/31/1999             5,538,991                             5,344,703
04/30/1999             5,630,484                             5,379,950
05/31/1999             5,671,234                             5,417,047
06/30/1999             5,664,215                             5,420,299
07/31/1999             5,674,126                             5,417,586
08/31/1999             5,703,057                             5,426,798
09/30/1999             5,727,393                             5,447,965
10/31/1999             5,738,633                             5,458,858
11/30/1999             5,783,160                             5,492,160
12/31/1999             5,749,871                             5,448,219
01/31/2000             5,784,298                             5,472,738
02/29/2000             5,826,798                             5,523,636
03/31/2000             6,002,905                             5,684,369
04/30/2000             6,079,127                             5,759,975
05/31/2000             6,062,274                             5,744,998
06/30/2000             6,143,456                             5,817,382
07/31/2000             6,192,132                             5,867,107
08/31/2000             6,251,051                             5,910,524
09/30/2000             6,302,775                             5,941,257
10/31/2000             6,370,226                             6,013,147
11/30/2000             6,463,907                             6,100,339
12/31/2000             6,524,893                             6,166,219
01/31/2001             6,691,996                             6,295,097
02/28/2001             6,816,461                             6,401,481
03/31/2001             6,869,744                             6,462,938
04/30/2001             6,923,017                             6,499,127
05/31/2001             7,014,615                             6,575,820
06/30/2001             7,006,887                             6,567,930
07/31/2001             7,121,462                             6,677,616
08/31/2001             7,141,782                             6,686,963
09/30/2001             7,182,647                             6,725,746
10/31/2001             7,343,453                             6,885,147
11/30/2001             7,177,111                             6,731,845
12/31/2001             7,092,347                             6,653,082
01/31/2002             7,127,297                             6,692,334
02/28/2002             7,245,533                             6,794,060
03/31/2002             7,190,998                             6,751,935
04/30/2002             7,405,040                             6,936,264
05/31/2002             7,533,544                             7,046,549
06/30/2002             7,638,521                             7,146,299
07/31/2002             7,756,851                             7,264,209
08/31/2002             8,045,237                             7,524,269
09/30/2002             8,227,043                             7,713,880
10/31/2002             7,979,940                             7,507,970
11/30/2002             8,004,417                             7,502,658
12/31/2002             8,302,593                             7,754,818
01/31/2003             8,349,366                             7,813,257
02/28/2003             8,637,938                             8,105,915
03/31/2003             8,484,663                             7,974,554
04/30/2003             8,468,817                             7,954,055
05/31/2003             8,882,398                             8,331,401
06/30/2003             8,807,837                             8,246,264
07/31/2003             8,393,273                             7,865,621
08/31/2003             8,561,148                             8,006,657
09/30/2003             8,873,603                             8,271,680
10/31/2003             8,897,997                             8,316,566
11/30/2003             8,906,680                             8,321,535
12/31/2003             9,008,526                             8,406,354
01/31/2004             9,113,843                             8,502,845
02/29/2004             9,330,706                             8,699,078
03/31/2004             9,481,121                             8,838,422
04/30/2004             9,048,128                             8,409,592
05/31/2004             9,195,089                             8,561,086
06/30/2004             9,200,451                             8,564,762
07/31/2004             9,304,206                             8,644,776
08/31/2004             9,537,905                             8,876,570
09/30/2004             9,555,554                             8,894,098
10/31/2004             9,664,331                             8,983,065
11/30/2004             9,674,984                             8,961,591
12/31/2004             9,837,235                             9,117,949
01/31/2005             9,807,830                             9,118,645
02/28/2005             9,782,609                             9,079,696
03/31/2005             9,809,728                             9,087,807
04/30/2005             9,992,619                             9,261,349
05/31/2005            10,062,469                             9,325,035
06/30/2005            10,094,383                             9,364,708
07/31/2005             9,904,017                             9,168,113
08/31/2005            10,129,656                             9,379,684
09/30/2005            10,112,552                             9,366,552
10/31/2005             9,970,213                             9,246,862
11/30/2005             9,963,939                             9,262,899
12/31/2005            10,096,906                             9,376,825
01/31/2006            10,115,639                             9,375,941
02/28/2006            10,115,772                             9,371,443
03/31/2006             9,889,257                             9,165,850
04/30/2006             9,901,621                             9,158,101
05/31/2006             9,931,051                             9,185,088
06/30/2006             9,946,653                             9,211,074
07/31/2006            10,106,232                             9,360,921
08/31/2006            10,279,766                             9,523,264
09/30/2006            10,282,745                             9,538,905

Allocation Breakdown*

U.S. Treasury Obligations	77.6%
Short-Term Instruments	13.0%
U.S. Government Agencies	3.9%
Corporate Bonds & Notes	2.3%
Asset-Backed Securities	1.1%
Other	2.1%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Institutional Class	3.98%	1.68%	7.44%	7.81%
PIMCO Real Return Fund Administrative Class	3.85%	1.42%	7.16%	7.54%
Lehman Brothers U.S. TIPS Index	4.07%	1.84%	7.24%	6.91%
Lipper Treasury Inflation Protected Securities Fund Average	3.57%	1.28%	6.04%	5.98%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,039.79	$1,038.49	$1,022.81	$1,021.56
Expenses Paid During Period†	$2.30	$3.58	$2.28	$3.55

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	Over the six-month period, ten-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

»	Breakeven inflation, defined as the difference between a real yield on Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

»	The effective duration of the Fund was 7.01 years on September 30, 2006, compared to a duration of 6.43 years for the benchmark. Above-index duration added to performance as nominal yields fell during the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

»	Mortgage exposure was positive due to out-performance versus U.S. Treasuries.

»	Modest euro currency exposure contributed to performance as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

»	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

»	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

»	Modest yen currency holdings detracted from performance, as the yen lost ground against the U.S. dollar from slower than expected interest rate normalization by the Bank of Japan.

18	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund	Institutional Class	PTSHX
	Administrative Class	PSFAX

Cumulative Returns Through September 30, 2006

                  PIMCO Short-Term Fund          Citigroup 3-Month
                   Institutional Class          Treasury Bill Index
                  ---------------------         -------------------
10/31/1987             $5,000,000                    $5,000,000
11/30/1987              5,029,461                     5,024,200
12/31/1987              5,060,119                     5,047,260
01/31/1988              5,094,787                     5,071,084
02/29/1988              5,116,116                     5,095,020
03/31/1988              5,144,560                     5,119,067
04/30/1988              5,173,186                     5,143,741
05/31/1988              5,202,593                     5,169,821
06/30/1988              5,232,291                     5,197,272
07/31/1988              5,259,411                     5,226,222
08/31/1988              5,293,423                     5,256,480
09/30/1988              5,328,409                     5,287,967
10/31/1988              5,375,276                     5,320,223
11/30/1988              5,411,635                     5,353,475
12/31/1988              5,443,779                     5,388,326
01/31/1989              5,483,420                     5,424,968
02/28/1989              5,522,499                     5,463,104
03/31/1989              5,571,029                     5,502,547
04/30/1989              5,613,569                     5,543,652
05/31/1989              5,665,094                     5,585,007
06/30/1989              5,708,266                     5,623,934
07/31/1989              5,756,794                     5,663,134
08/31/1989              5,788,039                     5,701,418
09/30/1989              5,828,328                     5,738,589
10/31/1989              5,883,335                     5,777,498
11/30/1989              5,922,983                     5,814,935
12/31/1989              5,957,698                     5,853,432
01/31/1990              5,987,232                     5,892,063
02/28/1990              6,024,238                     5,927,474
03/31/1990              6,064,842                     5,967,248
04/30/1990              6,090,417                     6,006,214
05/31/1990              6,148,665                     6,046,755
06/30/1990              6,189,318                     6,086,182
07/31/1990              6,232,885                     6,126,471
08/31/1990              6,267,095                     6,166,356
09/30/1990              6,309,632                     6,204,216
10/31/1990              6,358,334                     6,242,868
11/30/1990              6,409,912                     6,279,888
12/31/1990              6,462,141                     6,317,192
01/31/1991              6,509,418                     6,353,073
02/28/1991              6,545,494                     6,384,013
03/31/1991              6,576,473                     6,417,146
04/30/1991              6,618,103                     6,448,140
05/31/1991              6,656,338                     6,479,349
06/30/1991              6,682,104                     6,509,285
07/31/1991              6,722,727                     6,540,333
08/31/1991              6,766,617                     6,571,139
09/30/1991              6,804,471                     6,600,314
10/31/1991              6,844,965                     6,629,290
11/30/1991              6,862,973                     6,655,674
12/31/1991              6,892,228                     6,680,633
01/31/1992              6,919,339                     6,703,747
02/29/1992              6,934,403                     6,724,664
03/31/1992              6,948,634                     6,747,527
04/30/1992              6,979,006                     6,769,390
05/31/1992              7,001,946                     6,791,660
06/30/1992              7,031,099                     6,812,374
07/31/1992              7,061,296                     6,832,812
08/31/1992              7,080,606                     6,852,285
09/30/1992              7,100,505                     6,869,485
10/31/1992              7,109,622                     6,886,864
11/30/1992              7,119,728                     6,904,013
12/31/1992              7,142,089                     6,922,516
01/31/1993              7,167,580                     6,941,000
02/28/1993              7,187,715                     6,957,101
03/31/1993              7,222,352                     6,974,634
04/30/1993              7,248,666                     6,991,582
05/31/1993              7,279,042                     7,009,411
06/30/1993              7,309,491                     7,026,933
07/31/1993              7,337,521                     7,045,345
08/31/1993              7,358,333                     7,063,733
09/30/1993              7,378,551                     7,081,323
10/31/1993              7,406,168                     7,099,591
11/30/1993              7,435,531                     7,117,553
12/31/1993              7,472,268                     7,136,344
01/31/1994              7,487,037                     7,155,042
02/28/1994              7,497,133                     7,172,358
03/31/1994              7,486,772                     7,192,583
04/30/1994              7,500,714                     7,214,017
05/31/1994              7,507,684                     7,237,968
06/30/1994              7,544,131                     7,262,503
07/31/1994              7,581,551                     7,288,795
08/31/1994              7,613,244                     7,315,909
09/30/1994              7,623,522                     7,343,344
10/31/1994              7,645,459                     7,373,377
11/30/1994              7,653,660                     7,404,640
12/31/1994              7,688,576                     7,438,998
01/31/1995              7,728,764                     7,473,515
02/28/1995              7,801,580                     7,506,399
03/31/1995              7,820,739                     7,543,404
04/30/1995              7,906,502                     7,579,688
05/31/1995              7,988,187                     7,617,132
06/30/1995              8,016,388                     7,653,238
07/31/1995              8,066,833                     7,690,127
08/31/1995              8,106,191                     7,726,576
09/30/1995              8,183,875                     7,761,270
10/31/1995              8,244,808                     7,796,893
11/30/1995              8,323,417                     7,831,355
12/31/1995              8,396,279                     7,867,224
01/31/1996              8,438,474                     7,902,547
02/29/1996              8,455,531                     7,934,869
03/31/1996              8,484,975                     7,968,513
04/30/1996              8,526,887                     8,001,344
05/31/1996              8,573,734                     8,035,669
06/30/1996              8,622,971                     8,069,338
07/31/1996              8,649,616                     8,104,360
08/31/1996              8,706,604                     8,139,937
09/30/1996              8,792,582                     8,174,777
10/31/1996              8,865,196                     8,210,583
11/30/1996              8,947,374                     8,245,067
12/31/1996              8,984,288                     8,280,437
01/31/1997              9,039,631                     8,316,292
02/28/1997              9,081,953                     8,348,810
03/31/1997              9,089,081                     8,385,210
04/30/1997              9,142,882                     8,420,930
05/31/1997              9,211,364                     8,458,150
06/30/1997              9,273,987                     8,493,676
07/31/1997              9,348,891                     8,530,283
08/31/1997              9,379,554                     8,567,049
09/30/1997              9,444,784                     8,603,372
10/31/1997              9,469,319                     8,640,883
11/30/1997              9,513,992                     8,677,261
12/31/1997              9,569,434                     8,714,921
01/31/1998              9,628,194                     8,753,354
02/28/1998              9,663,998                     8,788,192
03/31/1998              9,730,989                     8,827,212
04/30/1998              9,777,926                     8,864,639
05/31/1998              9,824,621                     8,902,935
06/30/1998              9,860,451                     8,939,525
07/31/1998              9,921,920                     8,977,341
08/31/1998              9,927,830                     9,015,583
09/30/1998              9,996,273                     9,052,456
10/31/1998             10,036,673                     9,088,848
11/30/1998             10,073,050                     9,122,294
12/31/1998             10,118,477                     9,156,047
01/31/1999             10,160,402                     9,190,199
02/28/1999             10,203,832                     9,221,539
03/31/1999             10,278,911                     9,256,764
04/30/1999             10,329,119                     9,291,015
05/31/1999             10,333,674                     9,326,692
06/30/1999             10,372,627                     9,361,293
07/31/1999             10,411,216                     9,397,896
08/31/1999             10,447,798                     9,435,112
09/30/1999             10,497,169                     9,472,098
10/31/1999             10,550,411                     9,510,743
11/30/1999             10,602,935                     9,549,168
12/31/1999             10,648,527                     9,589,942
01/31/2000             10,677,925                     9,632,043
02/29/2000             10,740,147                     9,673,074
03/31/2000             10,812,389                     9,718,440
04/30/2000             10,854,585                     9,764,021
05/31/2000             10,916,030                     9,811,767
06/30/2000             10,985,938                     9,857,784
07/31/2000             11,045,435                     9,905,495
08/31/2000             11,117,564                     9,954,527
09/30/2000             11,184,834                    10,004,001
10/31/2000             11,236,895                    10,056,424
11/30/2000             11,330,833                    10,107,811
12/31/2000             11,424,107                    10,160,978
01/31/2001             11,505,558                    10,213,410
02/28/2001             11,585,092                    10,257,531
03/31/2001             11,639,557                    10,302,766
04/30/2001             11,676,154                    10,342,330
05/31/2001             11,769,947                    10,380,182
06/30/2001             11,792,303                    10,413,503
07/31/2001             11,877,186                    10,446,201
08/31/2001             11,921,614                    10,477,958
09/30/2001             11,978,109                    10,508,029
10/31/2001             12,024,967                    10,535,560
11/30/2001             12,046,643                    10,558,001
12/31/2001             12,069,064                    10,576,477
01/31/2002             12,099,233                    10,592,977
02/28/2002             12,115,995                    10,607,171
03/31/2002             12,117,592                    10,622,765
04/30/2002             12,147,488                    10,638,061
05/31/2002             12,178,355                    10,653,911
06/30/2002             12,170,919                    10,668,824
07/31/2002             12,116,011                    10,684,402
08/31/2002             12,199,101                    10,699,894
09/30/2002             12,229,403                    10,714,661
10/31/2002             12,262,507                    10,729,554
11/30/2002             12,369,551                    10,743,288
12/31/2002             12,414,024                    10,756,179
01/31/2003             12,469,244                    10,767,903
02/28/2003             12,531,909                    10,777,809
03/31/2003             12,554,180                    10,788,695
04/30/2003             12,601,481                    10,798,944
05/31/2003             12,636,115                    10,809,419
06/30/2003             12,654,551                    10,819,256
07/31/2003             12,612,218                    10,828,669
08/31/2003             12,631,104                    10,837,549
09/30/2003             12,698,898                    10,845,786
10/31/2003             12,693,755                    10,854,571
11/30/2003             12,697,840                    10,863,037
12/31/2003             12,736,765                    10,871,728
01/31/2004             12,751,052                    10,880,317
02/29/2004             12,788,565                    10,888,259
03/31/2004             12,817,722                    10,896,861
04/30/2004             12,794,489                    10,905,251
05/31/2004             12,808,255                    10,914,085
06/30/2004             12,822,687                    10,923,034
07/31/2004             12,839,904                    10,933,411
08/31/2004             12,869,029                    10,945,219
09/30/2004             12,886,855                    10,958,244
10/31/2004             12,918,940                    10,972,928
11/30/2004             12,939,014                    10,988,510
12/31/2004             12,963,954                    11,006,641
01/31/2005             12,986,573                    11,026,343
02/28/2005             12,995,805                    11,045,749
03/31/2005             13,010,682                    11,068,945
04/30/2005             13,052,518                    11,093,075
05/31/2005             13,095,288                    11,119,366
06/30/2005             13,113,854                    11,145,496
07/31/2005             13,148,232                    11,173,695
08/31/2005             13,198,045                    11,203,528
09/30/2005             13,210,588                    11,234,114
10/31/2005             13,220,937                    11,267,142
11/30/2005             13,248,589                    11,300,718
12/31/2005             13,308,091                    11,336,881
01/31/2006             13,363,455                    11,374,859
02/28/2006             13,392,272                    11,410,917
03/31/2006             13,429,838                    11,453,138
04/30/2006             13,488,302                    11,495,744
05/31/2006             13,525,628                    11,541,037
06/30/2006             13,551,661                    11,585,701
07/31/2006             13,626,365                    11,633,202
08/31/2006             13,694,770                    11,681,829
09/30/2006             13,749,388                    11,729,724

Allocation Breakdown*

Short-Term Instruments	55.5%
Corporate Bonds & Notes	18.3%
U.S. Government Agencies	10.7%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	7.1%
Other	0.9%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Institutional Class	2.38%	4.08%	2.80%	4.57%	5.50%
PIMCO Short-Term Fund Administrative Class	2.25%	3.82%	2.54%	4.31%	5.24%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.68%	4.62%
Lipper Ultra-Short Obligations Fund Average	2.44%	4.10%	2.36%	4.15%	4.64%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,023.78	$1,022.52	$1,022.81	$1,021.56
Expenses Paid During Period†	$2.28	$3.55	$2.28	$3.55

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised interest rates an additional 0.50% during the first part of the six-month period. This was partially offset by positive returns when the Federal Reserve paused later in the six-month period.

»	The Fund’s curve-steepening bias detracted from performance as the yield curve flattened. Three-month rates increased 0.20% while intermediate rates fell nearly 0.20%, during the six-month period.

»	An emphasis on mortgage-backed securities was a positive contributor to performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

»	Exposure to corporates slightly added to performance as the yield advantage was offset by a slight widening in spreads. Corporates had strong credit fundamentals supported by solid corporate earnings.

»	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

»	Currency strategies modestly added to performance as gains from appreciation in the euro versus the U.S. dollar were slightly offset by a weakening Japanese yen.

Semiannual Report	September 30, 2006	19

PIMCO StocksPLUS® Fund	Institutional Class	PSTKX
	Administrative Class	PPLAX

Cumulative Returns Through September 30, 2006

              PIMCO StocksPLUS(R) Fund
                 Institutional Class      S&P 500 Index
              -------------------------   -------------
05/31/1993          $5,000,000              $5,000,000
06/30/1993           5,027,261               5,014,650
07/31/1993           5,017,471               4,994,491
08/31/1993           5,208,380               5,183,982
09/30/1993           5,157,774               5,144,221
10/31/1993           5,271,731               5,250,655
11/30/1993           5,212,275               5,200,616
12/31/1993           5,306,421               5,263,492
01/31/1994           5,480,662               5,442,451
02/28/1994           5,311,701               5,294,743
03/31/1994           5,077,284               5,063,892
04/30/1994           5,141,283               5,128,811
05/31/1994           5,237,282               5,212,974
06/30/1994           5,126,078               5,085,204
07/31/1994           5,325,725               5,252,202
08/31/1994           5,568,540               5,467,543
09/30/1994           5,473,357               5,333,861
10/31/1994           5,561,106               5,453,713
11/30/1994           5,391,092               5,255,089
12/31/1994           5,461,225               5,333,022
01/31/1995           5,612,304               5,471,307
02/28/1995           5,864,102               5,684,524
03/31/1995           6,023,776               5,852,274
04/30/1995           6,219,204               6,024,624
05/31/1995           6,500,850               6,265,428
06/30/1995           6,643,179               6,410,974
07/31/1995           6,854,074               6,623,561
08/31/1995           6,900,939               6,640,187
09/30/1995           7,193,848               6,920,403
10/31/1995           7,181,918               6,895,697
11/30/1995           7,527,891               7,198,418
12/31/1995           7,673,723               7,337,059
01/31/1996           7,949,045               7,586,813
02/29/1996           7,970,224               7,657,142
03/31/1996           8,076,117               7,730,881
04/30/1996           8,177,430               7,844,834
05/31/1996           8,365,584               8,047,152
06/30/1996           8,445,187               8,077,812
07/31/1996           8,052,904               7,720,934
08/31/1996           8,223,140               7,883,768
09/30/1996           8,704,242               8,327,467
10/31/1996           8,981,877               8,557,139
11/30/1996           9,649,702               9,203,973
12/31/1996           9,444,046               9,021,642
01/31/1997          10,025,985               9,585,314
02/28/1997          10,100,806               9,660,463
03/31/1997           9,646,437               9,263,515
04/30/1997          10,244,078               9,816,546
05/31/1997          10,892,224              10,414,178
06/30/1997          11,344,245              10,880,733
07/31/1997          12,278,977              11,746,513
08/31/1997          11,616,167              11,088,473
09/30/1997          12,220,454              11,695,789
10/31/1997          11,832,913              11,305,149
11/30/1997          12,315,186              11,828,465
12/31/1997          13,256,889              12,031,560
01/31/1998          12,716,721              12,164,629
02/28/1998          13,569,183              13,041,941
03/31/1998          14,253,076              13,709,819
04/30/1998          14,425,043              13,847,740
05/31/1998          14,141,803              13,609,698
06/30/1998          14,691,669              14,162,524
07/31/1998          14,528,428              14,011,693
08/31/1998          12,314,475              11,985,882
09/30/1998          13,256,889              12,753,698
10/31/1998          14,302,676              13,791,084
11/30/1998          15,122,901              14,626,961
12/31/1998          16,099,828              15,469,767
01/31/1999          16,648,553              16,116,712
02/28/1999          16,088,153              15,615,805
03/31/1999          16,768,984              16,240,593
04/30/1999          17,436,465              16,869,592
05/31/1999          16,979,768              16,471,301
06/30/1999          17,970,000              17,385,458
07/31/1999          17,379,659              16,842,684
08/31/1999          17,285,204              16,758,790
09/30/1999          16,909,003              16,299,940
10/31/1999          17,981,456              17,331,400
11/30/1999          18,279,360              17,683,747
12/31/1999          19,341,400              18,725,320
01/31/2000          18,343,134              17,784,881
02/29/2000          18,065,838              17,447,899
03/31/2000          19,758,181              19,154,826
04/30/2000          19,143,792              18,578,458
05/31/2000          18,752,817              18,197,228
06/30/2000          19,218,094              18,645,789
07/31/2000          18,978,573              18,354,169
08/31/2000          20,246,629              19,494,147
09/30/2000          19,133,350              18,465,051
10/31/2000          19,047,934              18,386,944
11/30/2000          17,610,085              16,937,386
12/31/2000          17,751,217              17,020,141
01/31/2001          18,440,436              17,624,015
02/28/2001          16,740,362              16,017,058
03/31/2001          15,622,296              15,002,377
04/30/2001          16,816,942              16,168,212
05/31/2001          17,000,734              16,276,539
06/30/2001          16,623,116              15,880,368
07/31/2001          16,483,817              15,724,041
08/31/2001          15,446,806              14,739,716
09/30/2001          14,193,108              13,549,539
10/31/2001          14,549,096              13,807,929
11/30/2001          15,586,106              14,867,135
12/31/2001          15,714,943              14,997,371
01/31/2002          15,543,960              14,778,559
02/28/2002          15,310,800              14,493,555
03/31/2002          15,861,430              15,038,734
04/30/2002          14,967,165              14,126,936
05/31/2002          14,857,344              14,022,820
06/30/2002          13,806,190              13,023,834
07/31/2002          12,660,904              12,008,965
08/31/2002          12,880,548              12,088,224
09/30/2002          11,499,929              10,774,464
10/31/2002          12,551,082              11,722,821
11/30/2002          13,288,458              12,412,135
12/31/2002          12,591,480              11,682,947
01/31/2003          12,320,524              11,376,854
02/28/2003          12,177,077              11,206,201
03/31/2003          12,304,585              11,314,700
04/30/2003          13,292,777              12,247,250
05/31/2003          14,010,013              12,892,278
06/30/2003          14,176,657              13,056,744
07/31/2003          14,352,864              13,286,948
08/31/2003          14,657,222              13,546,083
09/30/2003          14,545,579              13,402,220
10/31/2003          15,339,269              14,160,384
11/30/2003          15,485,049              14,284,969
12/31/2003          16,322,390              15,034,139
01/31/2004          16,622,495              15,310,090
02/29/2004          16,872,583              15,522,892
03/31/2004          16,616,014              15,288,710
04/30/2004          16,272,353              15,048,701
05/31/2004          16,478,549              15,255,213
06/30/2004          16,780,874              15,551,849
07/31/2004          16,242,915              15,037,131
08/31/2004          16,347,036              15,097,955
09/30/2004          16,508,902              15,261,475
10/31/2004          16,791,710              15,494,629
11/30/2004          17,445,703              16,121,565
12/31/2004          18,030,442              16,670,161
01/31/2005          17,581,030              16,263,825
02/28/2005          17,922,583              16,606,085
03/31/2005          17,573,893              16,312,024
04/30/2005          17,247,443              16,002,659
05/31/2005          17,773,391              16,511,838
06/30/2005          17,762,801              16,535,275
07/31/2005          18,382,857              17,150,197
08/31/2005          18,255,199              16,993,717
09/30/2005          18,317,466              17,131,355
10/31/2005          17,950,015              16,845,760
11/30/2005          18,611,428              17,482,906
12/31/2005          18,611,428              17,488,899
01/31/2006          19,107,487              17,952,057
02/28/2006          19,144,232              18,000,774
03/31/2006          19,315,121              18,224,840
04/30/2006          19,612,850              18,469,554
05/31/2006          19,017,393              17,937,976
06/30/2006          18,972,139              17,962,293
07/31/2006          19,140,864              18,073,094
08/31/2006          19,572,049              18,503,107
09/30/2006          20,049,554              18,979,938

Allocation Breakdown*

Short-Term Instruments	44.6%
Corporate Bonds & Notes	22.9%
U.S. Government Agencies	16.9%
Mortgage-Backed Securities	7.2%
Asset-Backed Securities	4.5%
Other	3.9%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Institutional Class	3.80%	9.46%	7.15%	8.70%	11.15%
PIMCO StocksPLUS® Fund Administrative Class	3.87%	9.37%	6.88%	8.34%	10.80%
S&P 500 Index	4.14%	10.79%	6.97%	8.59%	10.67%
Lipper Large-Cap Core Fund Average	2.33%	8.73%	5.54%	6.83%	9.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,038.02	$1,038.66	$1,022.06	$1,020.81
Expenses Paid During Period†	$3.07	$4.34	$3.04	$4.31

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional Class, 0.85% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $2.81 and $4.09 for Institutional and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $2.79 and $4.05 for Institutional and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO StocksPLUS® Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

»	Duration exposure concentrated in short maturities (less than one year) hurt performance as short-term interest rates increased coincident with Federal Reserve rate hikes in the first half of the six-month period.

»	An emphasis on mortgage-backed securities was neutral for returns as the Fund’s holdings performed in line with Treasuries.

»	Exposure to credit sensitive assets was marginally negative overall, as both corporate credit and emerging market yield premiums increased.

»	Like other measures of large cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment.

20	PIMCO Funds	Bond Funds

PIMCO Total Return Mortgage Fund	Institutional Class	PTRIX
	Administrative Class	PMTAX

Cumulative Returns Through September 30, 2006

           PIMCO Total Return Mortgage Fund
                  Institutional Class           Lehman Brothers Mortgage Index
           --------------------------------     ------------------------------
07/31/1997            $5,000,000                         $5,000,000
08/31/1997             5,005,044                          4,988,181
09/30/1997             5,084,467                          5,051,374
10/31/1997             5,160,309                          5,107,410
11/30/1997             5,184,726                          5,124,138
12/31/1997             5,246,122                          5,170,845
01/31/1998             5,304,038                          5,222,283
02/28/1998             5,314,354                          5,233,351
03/31/1998             5,334,652                          5,255,480
04/30/1998             5,371,139                          5,285,274
05/31/1998             5,417,855                          5,320,391
06/30/1998             5,453,983                          5,345,760
07/31/1998             5,476,124                          5,372,837
08/31/1998             5,542,715                          5,421,622
09/30/1998             5,605,738                          5,487,031
10/31/1998             5,584,293                          5,479,998
11/30/1998             5,609,572                          5,507,250
12/31/1998             5,625,826                          5,530,683
01/31/1999             5,660,727                          5,570,043
02/28/1999             5,631,600                          5,548,028
03/31/1999             5,669,090                          5,585,259
04/30/1999             5,697,656                          5,611,032
05/31/1999             5,667,354                          5,579,684
06/30/1999             5,661,901                          5,560,029
07/31/1999             5,641,744                          5,522,278
08/31/1999             5,639,123                          5,522,112
09/30/1999             5,717,073                          5,611,746
10/31/1999             5,745,364                          5,644,019
11/30/1999             5,773,781                          5,647,103
12/31/1999             5,762,288                          5,633,287
01/31/2000             5,725,332                          5,584,465
02/29/2000             5,812,378                          5,649,236
03/31/2000             5,890,936                          5,711,030
04/30/2000             5,871,241                          5,714,956
05/31/2000             5,868,917                          5,717,554
06/30/2000             5,978,903                          5,839,800
07/31/2000             6,038,508                          5,877,283
08/31/2000             6,138,873                          5,966,396
09/30/2000             6,201,183                          6,028,223
10/31/2000             6,244,656                          6,071,546
11/30/2000             6,345,742                          6,162,832
12/31/2000             6,468,116                          6,262,100
01/31/2001             6,570,212                          6,359,587
02/28/2001             6,632,002                          6,395,992
03/31/2001             6,664,904                          6,433,119
04/30/2001             6,663,174                          6,442,016
05/31/2001             6,728,926                          6,484,771
06/30/2001             6,752,370                          6,498,640
07/31/2001             6,903,222                          6,614,008
08/31/2001             6,966,484                          6,672,350
09/30/2001             7,067,115                          6,772,306
10/31/2001             7,178,012                          6,865,914
11/30/2001             7,128,897                          6,802,484
12/31/2001             7,114,327                          6,776,865
01/31/2002             7,186,372                          6,839,625
02/28/2002             7,264,275                          6,917,467
03/31/2002             7,188,994                          6,844,197
04/30/2002             7,328,375                          6,973,764
05/31/2002             7,372,657                          7,024,393
06/30/2002             7,443,416                          7,082,695
07/31/2002             7,540,639                          7,163,437
08/31/2002             7,615,914                          7,220,028
09/30/2002             7,670,609                          7,271,291
10/31/2002             7,696,327                          7,299,110
11/30/2002             7,703,493                          7,293,931
12/31/2002             7,787,474                          7,370,107
01/31/2003             7,809,106                          7,388,087
02/28/2003             7,860,544                          7,437,619
03/31/2003             7,870,283                          7,438,248
04/30/2003             7,908,934                          7,469,304
05/31/2003             7,940,670                          7,475,488
06/30/2003             7,970,158                          7,487,709
07/31/2003             7,766,892                          7,347,444
08/31/2003             7,897,634                          7,399,717
09/30/2003             8,018,314                          7,525,793
10/31/2003             8,014,789                          7,499,716
11/30/2003             8,030,409                          7,515,368
12/31/2003             8,114,363                          7,596,137
01/31/2004             8,158,965                          7,643,708
02/29/2004             8,228,629                          7,708,133
03/31/2004             8,255,405                          7,741,894
04/30/2004             8,129,681                          7,604,064
05/31/2004             8,114,940                          7,587,424
06/30/2004             8,177,959                          7,654,561
07/31/2004             8,277,430                          7,723,155
08/31/2004             8,394,350                          7,842,263
09/30/2004             8,415,096                          7,854,159
10/31/2004             8,472,415                          7,917,475
11/30/2004             8,447,453                          7,897,705
12/31/2004             8,513,736                          7,953,332
01/31/2005             8,566,367                          7,995,663
02/28/2005             8,531,713                          7,958,637
03/31/2005             8,508,361                          7,943,846
04/30/2005             8,603,885                          8,031,763
05/31/2005             8,668,227                          8,095,030
06/30/2005             8,703,434                          8,124,412
07/31/2005             8,674,730                          8,083,686
08/31/2005             8,752,686                          8,155,279
09/30/2005             8,694,690                          8,112,411
10/31/2005             8,617,216                          8,055,867
11/30/2005             8,647,771                          8,082,098
12/31/2005             8,723,680                          8,161,125
01/31/2006             8,761,954                          8,187,443
02/28/2006             8,809,487                          8,225,567
03/31/2006             8,734,051                          8,155,809
04/30/2006             8,744,595                          8,156,263
05/31/2006             8,711,784                          8,140,769
06/30/2006             8,731,785                          8,156,497
07/31/2006             8,865,943                          8,273,331
08/31/2006             8,995,839                          8,393,619
09/30/2006             9,067,476                          8,452,285

Allocation Breakdown*

U.S. Government Agencies	76.2%
Short-Term Instruments	10.6%
Mortgage-Backed Securities	7.9%
Asset-Backed Securities	5.3%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Total Return Mortgage Fund Institutional Class	3.82%	4.29%	5.11%	6.71%
PIMCO Total Return Mortgage Fund Administrative Class	3.69%	4.02%	4.85%	6.45%
Lehman Brothers Mortgage Index	3.64%	4.19%	4.53%	5.89%
Lipper U.S. Mortgage Fund Average	3.22%	3.48%	3.88%	5.13%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,038.18	$1,036.85	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.55	$3.83	$2.54	$3.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

»	Duration positioning above the index added to returns as the ten-year Treasury yield declined during the period.

»	An overweight to premium 30-year conventional mortgages was negative for performance as they underperformed the mortgage-backed securities (“MBS”) Index.

»	A modest underweight to 30-year GNMA mortgages contributed to relative returns as they underperformed.

»	A bias toward a steepening yield curve in the Fund detracted from performance as short interest rates rose and longer rates fell during the period.

»	Exposure to floating rate asset-backed securities (“ABS”) contributed positively to returns as they outpaced the mortgage index.

Semiannual Report	September 30, 2006	21

Benchmark Descriptions

Index	Description

33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated Constrained Index and JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-Months) in England’s Eurodollar market. It is not possible to invest directly in the index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

Citigroup Strips Index, 20+ Year Sub-Index	Citigroup Strips Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in the index.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index.

Lehman Brothers Intermediate Government/Credit Index	Lehman Brothers Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

Lehman Brothers Long Term Government/Credit Index	Lehman Brothers Long Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in the index.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

22	PIMCO Funds	Bond Funds

Index	Description

Merrill Lynch 1–3 Year Treasury Index	Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch All Convertibles Index	Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

S&P 500 Index

S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Semiannual Report	September 30, 2006	23

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Convertible Fund
Institutional Class
09/30/2006+	$12.62	$0.09	$0.29	$0.38	$(0.24)	$0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00
03/31/2005	12.04	0.11	0.14	0.25	(0.35)	0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00
03/31/2002	11.33	0.20	(0.46)	(0.26)	(0.65)	0.00
Administrative Class
09/30/2006+	12.89	0.08	0.29	0.37	(0.23)	0.00
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00
03/31/2002	11.36	0.13	(0.41)	(0.28)	(0.44)	0.00

Diversified Income Fund
Institutional Class
09/30/2006+	$11.01	$0.30	$0.09	$0.39	$(0.31)	$0.00
03/31/2006	10.87	0.59	0.26	0.85	(0.60)	(0.11)
03/31/2005	10.84	0.54	0.09	0.63	(0.55)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)
Administrative Class
09/30/2006+	11.01	0.28	0.09	0.37	(0.29)	0.00
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)

Extended Duration Fund
Institutional Class
08/31/2006 - 09/30/2006+	$10.00	$0.04	$0.24	$0.28	$(0.04)	$0.00

Floating Income Fund
Institutional Class
09/30/2006+	$10.39	$0.25	$0.12	$0.37	$(0.31)	$0.00
03/31/2006	10.17	0.42	0.31	0.73	(0.48)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.19	0.19	0.38	(0.21)	0.00
Administrative Class
09/30/2006+	10.39	0.25	0.10	0.35	(0.29)	0.00
12/31/2005 - 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%

24	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.24)	$12.76	3.10%	$54,809	0.67	%*	0.65	%*	1.48	%*	29%
(0.34)	12.62	8.70	53,838	0.65		0.65		0.93		71
(0.35)	11.94	2.08	58,894	0.66		0.65		0.91		118
(0.56)	12.04	34.46	13,666	0.66		0.65		2.00		365
(0.36)	9.40	(6.34)	11,469	0.67		0.65		2.92		187
(0.65)	10.42	(2.26)	14,794	0.73		0.65		1.76		307

(0.23)	13.03	2.91	12	0.93	*	0.90	*	1.20	*	29
(0.31)	12.89	8.43	11	0.90		0.90		0.68		71
(0.28)	12.19	1.85	10	0.95		0.90		(0.44)		118
(0.55)	12.24	34.10	944	0.91		0.90		(0.16)		365
(0.33)	9.56	(7.00)	8	0.92		0.90		2.71		187
(0.44)	10.64	(2.42)	8	1.01		0.90		1.27		307

$(0.31)	$11.09	3.59%	$1,504,388	0.75	%*	0.75	%*	5.40	%*	72%
(0.71)	11.01	7.94	1,415,321	0.75		0.75		5.28		128
(0.60)	10.87	5.99	897,441	0.75		0.75		4.97		44
(0.35)	10.84	12.02	676,454	0.75	*(b)	0.75	*(b)	4.55	*	33

(0.29)	11.09	3.46	4,546	1.00	*	1.00	*	5.15	*	72
(0.68)	11.01	7.67	4,020	1.00		1.00		5.02		128
(0.27)	10.87	1.35	3,603	1.00	*	1.00	*	4.61	*	44

$(0.04)	$10.24	2.79%	$3,084	0.50	%*	0.50	%*	4.51	%*	51%

$(0.31)	$10.45	3.58%	$2,364,475	0.55	%*	0.55	%*	4.87	%*	91%
(0.51)	10.39	7.42	1,047,389	0.55		0.55		4.03		83
(0.21)	10.17	3.87	723,725	0.55	*	0.55	*	2.81	*	18

(0.29)	10.45	3.45	7,342	0.80	*	0.80	*	4.72	*	91
(0.13)	10.39	1.84	10	0.80	*	0.80	*	4.45	*	83

Semiannual Report	September 30, 2006	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Institutional Class
09/30/2006+	$10.90	$0.26	$0.09	$0.35	$(0.25)	$0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)
03/31/2002	10.44	0.39	0.46	0.85	(0.50)	(0.12)

High Yield Fund
Institutional Class
09/30/2006+	$9.77	$0.34	$(0.06)	$0.28	$(0.34)	$0.00
03/31/2006	9.70	0.71	0.08	0.79	(0.72)	0.00
03/31/2005	9.69	0.67	0.02	0.69	(0.68)	0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)	0.00
03/31/2002	9.88	0.78	(0.68)	0.10	(0.79)	0.00
Administrative Class
09/30/2006+	9.77	0.33	(0.06)	0.27	(0.33)	0.00
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)	0.00
03/31/2002	9.88	0.76	(0.68)	0.08	(0.77)	0.00

Investment Grade Corporate Bond Fund
Institutional Class
09/30/2006+	$10.17	$0.24	$0.15	$0.39	$(0.24)	$0.00
03/31/2006	10.38	0.46	(0.19)	0.27	(0.47)	(0.01)
03/31/2005	10.86	0.43	(0.28)	0.15	(0.43)	(0.20)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)
03/31/2002	10.68	0.73	(0.08)	0.65	(0.74)	(0.49)
Administrative Class
09/30/2006+	10.17	0.23	0.15	0.38	(0.23)	0.00
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)
09/30/2002 - 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)

Long Duration Total Return Fund
Institutional Class
08/31/2006 - 09/30/2006+	$10.00	$0.04	$0.11	$0.15	$(0.04)	$0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.25)	$11.00	3.31%	$126,325	0.84	%*	0.50	%*	4.71	%*	553%
(0.45)	10.90	3.16	130,771	0.50		0.50		3.66		1069
(0.38)	11.01	2.72	422,890	0.50		0.50		2.31		1209
(0.42)	11.09	4.17	206,674	0.52		0.50		1.23		1409
(0.53)	11.05	8.68	94,432	0.50		0.50		2.18		763
(0.62)	10.67	8.36	35,144	0.54		0.50		3.61		1292

$(0.34)	$9.71	2.95%	$3,908,681	0.51	%*	0.50	%*	7.00	%*	39%
(0.72)	9.77	8.38	3,890,064	0.50		0.50		7.25		105
(0.68)	9.70	7.30	2,977,651	0.50		0.50		6.87		62
(0.69)	9.69	17.09	3,084,338	0.50		0.50		7.18		105
(0.74)	8.90	5.58	2,730,996	0.50		0.50		8.41		129
(0.79)	9.19	1.07	1,869,413	0.50		0.50		8.28		96

(0.33)	9.71	2.83%	763,243	0.76	*	0.75	*	6.76	*	39
(0.69)	9.77	8.11	737,876	0.75		0.75		6.98		105
(0.65)	9.70	7.03	670,763	0.75		0.75		6.61		62
(0.67)	9.69	16.80	668,731	0.75		0.75		6.91		105
(0.72)	8.90	5.33	439,519	0.75		0.75		8.16		129
(0.77)	9.19	0.83	640,550	0.75		0.75		8.04		96

$(0.24)	$10.32	3.95%	$31,677	0.50	%*	0.50	%*	4.74	%*	67%
(0.48)	10.17	2.59	30,998	0.50		0.50		4.42		168
(0.63)	10.38	1.41	30,319	0.50		0.50		4.11		57
(0.73)	10.86	10.86	30,268	0.51		0.50		4.57		141
(0.95)	10.49	13.87	23,079	0.51		0.50		3.96		681
(1.23)	10.10	6.34	6,092	0.50		0.50		6.92		512

(0.23)	10.32	3.82	1,306	0.75	*	0.75	*	4.50	*	67
(0.46)	10.17	2.33	1,137	0.75		0.75		4.17		168
(0.61)	10.38	1.16	935	0.75		0.75		3.87		57
(0.70)	10.86	10.58	807	0.75		0.75		4.04		141
(0.65)	10.49	8.09	11	0.76	*	0.75	*	5.62	*	681

$(0.04)	$10.11	1.49%	$3,044	0.50	%*	0.50	%*	4.62	%*	82%

Semiannual Report	September 30, 2006	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Institutional Class
09/30/2006+	$10.48	$0.25	$0.25	$0.50	$(0.25)	$0.00
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)
03/31/2002	10.65	0.67	(0.39)	0.28	(0.67)	(0.30)
Administrative Class
09/30/2006+	10.48	0.24	0.25	0.49	(0.24)	0.00
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)
03/31/2002	10.65	0.64	(0.39)	0.25	(0.64)	(0.30)

Low Duration Fund
Institutional Class
09/30/2006+	$9.90	$0.21	$0.06	$0.27	$(0.22)	$0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)
03/31/2002	10.03	0.54	0.04	0.58	(0.54)	(0.01)
Administrative Class
09/30/2006+	9.90	0.20	0.06	0.26	(0.21)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)
03/31/2002	10.03	0.50	0.05	0.55	(0.51)	(0.01)

Low Duration Fund II
Institutional Class
09/30/2006+	$9.54	$0.22	$0.03	$0.25	$(0.22)	$0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)
03/31/2002	9.98	0.52	0.05	0.57	(0.51)	(0.27)
Administrative Class
09/30/2006+	9.54	0.20	0.04	0.24	(0.21)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)
03/31/2002	9.98	0.42	0.12	0.54	(0.48)	(0.27)

Low Duration Fund III
Institutional Class
09/30/2006+	$9.76	$0.21	$0.04	$0.25	$(0.21)	$0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)
03/31/2002	9.87	0.45	0.16	0.61	(0.46)	(0.03)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.25)	$10.73	4.87%	$1,097,210	0.48	%*	0.48	%*	4.80	%*	550%
(0.43)	10.48	1.19	1,832,892	0.48	(b)	0.48	(b)	3.98		788
(0.70)	10.77	1.17	604,056	0.50		0.50		3.13		321
(0.63)	11.35	8.12	296,982	0.51		0.50		3.61		588
(0.95)	11.12	21.74	380,638	0.50		0.50		4.35		427
(0.97)	9.96	2.51	65,291	0.52		0.50		6.40		682

(0.24)	10.73	4.75	94,439	0.73	*	0.73	*	4.60	*	550
(0.40)	10.48	0.95	99,319	0.74	(b)	0.74	(b)	3.53		788
(0.67)	10.77	0.92	110,640	0.75		0.75		2.91		321
(0.61)	11.35	7.85	154,879	0.76		0.75		3.36		588
(0.92)	11.12	21.44	170,280	0.75		0.75		3.97		427
(0.94)	9.96	2.25	246,304	0.77		0.75		6.07		682

$(0.22)	$9.95	2.75%	$8,173,411	0.43	%*	0.43	%*	4.33	%*	42%
(0.41)	9.90	2.01	8,746,237	0.43		0.43		3.59		68
(0.29)	10.11	0.90	9,297,898	0.43		0.43		2.08		278
(0.30)	10.31	2.74	9,779,729	0.43		0.43		2.00		247
(0.53)	10.33	8.07	7,371,811	0.43		0.43		3.42		218
(0.55)	10.06	5.91	4,230,041	0.43		0.43		5.27		569

(0.21)	9.95	2.62	293,366	0.68	*	0.68	*	4.08	*	42
(0.39)	9.90	1.76	329,977	0.68		0.68		3.33		68
(0.26)	10.11	0.65	418,335	0.68		0.68		1.83		278
(0.28)	10.31	2.49	465,152	0.68		0.68		1.75		247
(0.50)	10.33	7.81	396,817	0.68		0.68		3.19		218
(0.52)	10.06	5.65	261,061	0.68		0.68		4.89		569

$(0.22)	$9.57	2.64%	$361,393	0.50	%*	0.50	%*	4.52	%*	114%
(0.36)	9.54	1.74	452,372	0.50		0.50		3.59		93
(0.22)	9.73	0.58	554,968	0.50		0.50		2.05		308
(0.30)	9.89	1.80	701,628	0.50		0.50		2.06		234
(0.48)	10.02	7.53	476,083	0.50		0.50		3.33		293
(0.78)	9.77	5.75	360,070	0.50		0.50		5.21		582

(0.21)	9.57	2.52	964	0.75	*	0.75	*	4.28	*	114
(0.33)	9.54	1.49	1,133	0.75		0.75		3.32		93
(0.19)	9.73	0.33	996	0.75		0.75		1.80		308
(0.28)	9.89	1.56	1,313	0.75		0.75		2.00		234
(0.45)	10.02	7.26	1,536	0.75		0.75		3.08		293
(0.75)	9.77	5.48	626	0.75		0.75		4.18		582

$(0.21)	$9.80	2.59%	$117,946	0.50	%*	0.50	%*	4.26	%*	88%
(0.39)	9.76	2.12	146,721	0.50		0.50		3.61		46
(0.29)	9.94	0.73	99,961	0.50		0.50		1.85		390
(0.29)	10.15	2.02	87,641	0.52		0.50		1.86		216
(0.61)	10.24	8.83	65,441	0.50		0.50		3.82		230
(0.49)	9.99	6.33	57,195	0.51		0.50		4.52		598

Semiannual Report	September 30, 2006	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Low Duration Fund III (Cont.)
Administrative Class
09/30/2006+	$9.76	$0.20	$0.04	$0.24	$(0.20)	$0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)
03/31/2002	9.87	0.43	0.16	0.59	(0.44)	(0.03)

Moderate Duration Fund
Institutional Class
09/30/2006+	$9.94	$0.22	$0.06	$0.28	$(0.22)	$0.00
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)
03/31/2002	10.00	0.46	0.23	0.69	(0.47)	(0.19)

Money Market Fund
Institutional Class
09/30/2006+	$1.00	$0.02	$0.00	$0.02	$(0.02)	$0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
Administrative Class
09/30/2006+	1.00	0.02	0.00	0.02	(0.02)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00

Real Return Fund
Institutional Class
09/30/2006+	$10.82	$0.31	$0.11	$0.42	$(0.29)	$0.00
03/31/2006	11.42	0.52	(0.42)	0.10	(0.55)	(0.15)
03/31/2005	11.79	0.40	(0.01)	0.39	(0.44)	(0.32)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)
03/31/2002	10.40	0.42	0.06	0.48	(0.49)	(0.10)
Administrative Class
09/30/2006+	10.82	0.30	0.11	0.41	(0.28)	0.00
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)
03/31/2002	10.40	0.32	0.13	0.45	(0.46)	(0.10)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2001, the administrative expense was reduced to 0.20%.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.20)	$9.80	2.47	$24	0.75	%*	0.75	%*	4.03	%*	88%
(0.36)	9.76	1.89	23	0.75		0.75		3.33		46
(0.26)	9.94	0.46	17	0.75		0.75		1.59		390
(0.26)	10.15	1.75	14	0.77		0.75		1.71		216
(0.59)	10.24	8.57	17	0.75		0.75		3.63		230
(0.47)	9.99	6.06	16	0.76		0.75		4.30		598

$(0.22)	$10.00	2.90%	$1,687,788	0.45	%*	0.45	%*	4.37	%*	176%
(0.46)	9.94	1.92	1,845,829	0.45		0.45		4.30		208
(0.45)	10.20	0.82	1,917,803	0.45		0.45		2.34		447
(0.48)	10.56	5.74	1,583,593	0.45		0.45		2.45		183
(0.72)	10.46	11.75	1,085,141	0.45		0.45		4.15		458
(0.66)	10.03	7.09	767,037	0.45		0.45		4.58		490

$(0.02)	$1.00	2.43%	$214,787	0.32	%*	0.32	%*	4.87	%*	NA
(0.03)	1.00	3.48	125,508	0.32		0.32		3.40		NA
(0.01)	1.00	1.39	180,093	0.34		0.34		1.35		NA
(0.01)	1.00	0.78	162,169	0.35		0.35		0.76		NA
(0.01)	1.00	1.34	133,701	0.35		0.35		1.28		NA
(0.03)	1.00	2.91	104,369	0.35		0.35		2.87		NA

(0.02)	1.00	2.30	7,516	0.57	*	0.57	*	4.48	*	NA
(0.03)	1.00	3.23	19,114	0.57		0.57		2.96		NA
(0.01)	1.00	1.15	34,543	0.57		0.57		1.13		NA
(0.01)	1.00	0.53	7,035	0.60		0.60		0.53		NA
(0.01)	1.00	1.08	17,522	0.60		0.60		1.14		NA
(0.03)	1.00	2.65	13,360	0.60		0.60		2.33		NA

$(0.29)	$10.95	3.98%	$6,459,027	0.45	%*	0.45	%*	5.75	%*	283%
(0.70)	10.82	0.81	5,920,513	0.45		0.45		4.64		388
(0.76)	11.42	3.46	4,871,247	0.45		0.45		3.53		369
(0.91)	11.79	11.74	3,416,647	0.45		0.45		3.26		308
(0.68)	11.42	17.99	2,046,641	0.47		0.45		4.62		191
(0.59)	10.29	4.68	1,250,056	0.47	(b)	0.45	(b)	4.12		237

(0.28)	10.95	3.85	476,139	0.70	*	0.70	*	5.48	*	283
(0.67)	10.82	0.55	399,084	0.70		0.70		5.00		388
(0.73)	11.42	3.20	1,040,102	0.70		0.70		3.38		369
(0.88)	11.79	11.47	870,562	0.70		0.70		2.74		308
(0.65)	11.42	17.67	319,993	0.72		0.70		4.50		191
(0.56)	10.29	4.39	298,192	0.71	(b)	0.70	(b)	3.11		237

Semiannual Report	September 30, 2006	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Institutional Class
09/30/2006+	$9.98	$0.23	$0.01	$0.24	$(0.23)	$0.00
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
03/31/2003	10.00	0.29	0.06	0.35	(0.29)	(0.02)
03/31/2002	10.03	0.39	0.02	0.41	(0.42)	(0.02)
Administrative Class
09/30/2006+	9.98	0.21	0.01	0.22	(0.21)	0.00
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
03/31/2003	10.00	0.26	0.07	0.33	(0.27)	(0.02)
03/31/2002	10.03	0.29	0.09	0.38	(0.39)	(0.02)

StocksPLUS® Fund
Institutional Class
09/30/2006+	$10.38	$0.21	$0.18	$0.39	$(0.20)	$0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)	0.00
03/31/2002	10.20	0.42	(0.26)	0.16	(0.25)	0.00
Administrative Class
09/30/2006+	10.15	0.19	0.20	0.39	(0.19)	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)	0.00
03/31/2002	10.08	0.38	(0.28)	0.10	(0.24)	0.00

Total Return Mortgage Fund
Institutional Class
09/30/2006+	$10.47	$0.25	$0.14	$0.39	$(0.25)	$0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)
03/31/2002	10.42	0.47	0.33	0.80	(0.47)	(0.40)
Administrative Class
09/30/2006+	10.47	0.24	0.14	0.38	(0.24)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)
12/31/2001 - 03/31/2002	10.31	0.10	0.04	0.14	(0.10)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund's advisory fee was reduced by 0.05% to 0.35%

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.23)	$9.99	2.38%	$1,824,706	0.45	%*	0.45	%*	4.53	%*	62%
(0.35)	9.98	3.22	2,144,713	0.45		0.45		3.41		230
(0.21)	10.01	1.51	2,494,591	0.45		0.45		1.76		356
(0.18)	10.07	2.10	2,460,266	0.45		0.45		1.50		268
(0.31)	10.04	3.60	1,720,546	0.45		0.45		2.81		77
(0.44)	10.00	4.11	1,053,121	0.57		0.45		3.90		131

(0.21)	9.99	2.25	967,924	0.70	*	0.70	*	4.29	*	62
(0.32)	9.98	2.96	983,035	0.70		0.70		3.21		230
(0.19)	10.01	1.25	715,605	0.70		0.70		1.59		356
(0.16)	10.07	1.84	333,485	0.70		0.70		1.25		268
(0.29)	10.04	3.34	258,495	0.70		0.70		2.59		77
(0.41)	10.00	3.85	290,124	0.74		0.70		2.91		131

$(0.20)	$10.57	3.80%	$645,783	0.60	%*	0.60	%*	4.16	%*	49%
(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	3.34		239
(0.53)	9.69	5.77	863,848	0.65		0.65		1.44		371
(0.73)	9.67	35.04	737,385	0.65		0.65		1.06		287
(0.13)	7.72	(22.42)	329,912	0.65		0.65		2.60		282
(0.25)	10.11	1.53	410,288	0.66		0.65		4.19		455

(0.19)	10.35	3.87	33,832	0.85	*	0.85	*	3.81	*	49
(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	3.08		239
(0.48)	9.49	5.49	129,230	0.90		0.90		1.02		371
(0.71)	9.46	34.68	488,076	0.90		0.90		0.79		287
(0.12)	7.57	(22.66)	124,597	0.90		0.90		2.25		282
(0.24)	9.94	0.92	80,683	0.90		0.90		3.81		455

$(0.25)	$10.61	3.82%	$234,874	0.50	%*	0.50	%*	4.73	%*	371%
(0.43)	10.47	2.65	357,590	0.50		0.50		3.86		711
(0.54)	10.62	3.06	454,392	0.50		0.50		2.93		824
(0.43)	10.83	4.89	59,811	0.55		0.50		1.75		993
(0.57)	10.75	9.48	69,700	0.50		0.50		2.44		844
(0.87)	10.35	7.86	20,635	0.50		0.50		4.44		1,193

(0.24)	10.61	3.69	10,812	0.75	*	0.75	*	4.51	*	371
(0.40)	10.47	2.39	12,339	0.75		0.75		3.67		711
(0.52)	10.62	2.83	11,264	0.75		0.75		2.28		824
(0.41)	10.83	4.63	14,996	0.80		0.75		1.56		993
(0.54)	10.75	9.22	14,920	0.75		0.75		2.20		844
(0.10)	10.35	1.38	8,479	0.75	*	0.75	*	3.24	*	1,193

Semiannual Report	September 30, 2006	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund
Assets:
Investments, at value	$54,722	$1,882,176	$3,718	$2,825,327	$420,077	$6,904,168
Repurchase agreement, at value	334	32,164	227	186,683	0	73,304
Cash	301	2,522	0	3,867	619	15,007
Foreign currency, at value	4	20,698	0	29,989	0	49,977
Receivable for investments sold	169	44,137	53	291,214	256,784	27,848
Receivable for investments sold on a delayed-delivery basis	0	0	188	0	3,383	12,304
Receivable for Fund shares sold	5	1,664	0	20,088	608	14,202
Interest and dividends receivable	269	25,911	5	17,465	1,427	133,966
Variation margin receivable	0	0	0	0	0	3,846
Swap premiums paid	0	5,028	0	17,826	634	56
Unrealized appreciation on forward foreign currency contracts	0	1,770	0	2,733	0	1,402
Unrealized appreciation on swap agreements	32	5,006	0	20,074	344	3,257
Other assets	0	0	2	0	0	0
	55,836	2,021,076	4,193	3,415,266	683,876	7,239,337
Liabilities:
Payable for the reverse repurchase agreement	289	0	0	0	16,101	14,094
Payable for investments purchased	666	178,779	96	462,584	249,178	67,661
Payable for investments purchased on a delayed-delivery basis	0	55,961	793	20,311	79,597	55,966
Payable for short sales	0	0	193	0	70,802	0
Payable for Fund shares redeemed	0	2,884	0	6,170	433	19,850
Dividends payable	0	1,278	0	777	143	8,342
Overdraft due to custodian	0	0	24	0	0	0
Written options outstanding	8	2,826	0	3,138	17	1,584
Accrued investment advisory fee	18	662	1	705	56	1,489
Accrued administration fee	12	474	1	655	74	1,793
Accrued distribution fee	0	88	0	28	43	869
Accrued servicing fee	0	55	0	112	29	506
Variation margin payable	0	443	0	333	2	4,884
Swap premium received	0	790	0	6,031	281	733
Unrealized depreciation on forward foreign currency contracts	0	2,245	1	1,569	0	3,633
Unrealized depreciation on swap agreements	22	3,541	0	9,284	535	910
Other liabilities	0	5	0	29	0	0
	1,015	250,031	1,109	511,726	417,291	182,314

Net Assets	$54,821	$1,771,045	$3,084	$2,903,540	$266,585	$7,057,023

Net Assets Consist of:
Paid in capital	$62,008	$1,734,184	$3,012	$2,865,008	$268,235	$7,189,651
Undistributed (overdistributed) net investment income	545	(2,686)	0	(11,396)	676	(11,951)
Accumulated undistributed net realized gain (loss)	(12,237)	17,547	24	28,177	(3,150)	(203,702)
Net unrealized appreciation (depreciation)	4,505	22,000	48	21,751	824	83,025
	$54,821	$1,771,045	$3,084	$2,903,540	$266,585	$7,057,023
Net Assets:
Institutional Class	$54,809	$1,504,388	$3,084	$2,364,475	$126,325	$3,908,681
Administrative Class	12	4,546	0	7,342	0	763,243
Other Classes	0	262,111	0	531,723	140,260	2,385,099
Shares Issued and Outstanding:
Institutional Class	4,294	135,648	301	226,255	11,480	402,690
Administrative Class	1	410	0	703	0	78,633
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.76	$11.09	$10.24	$10.45	$11.00	$9.71
Administrative Class	13.03	11.09	NA	10.45	NA	9.71

Cost of Investments Owned	$50,251	$1,864,845	$3,667	$2,815,872	$419,115	$6,831,887
Cost of Repurchase Agreements Owned	$334	$32,164	$227	$186,683	$0	$73,304
Cost of Foreign Curency Held	$4	$20,697	$0	$29,987	$0	$49,927
Proceeds Received on Short Sales	$0	$0	$186	$0	$70,733	$0
Premiums Received on Written Options	$14	$1,267	$0	$1,294	$52	$962

34	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund

$65,871	$3,219	$2,305,566	$10,830,576	$352,817	$100,861	$1,821,909	$416,574
1,305	588	33,837	460,000	19,874	17,956	72,189	1,008
98	1	21,621	15,472	1	2	333	343
350	0	0	11,856	0	94	1,884	0
622	0	3,821	5,169	86	21	93,202	0
0	0	223,926	0	0	0	0	0
181	0	25,311	22,751	434	21	35	2,464
803	27	17,226	34,838	1,080	349	5,660	278
0	0	8,281	3,202	191	62	277	0
481	0	6,311	1,798	0	15	75	0
10	1	0	7,977	0	27	737	0
248	0	3,885	2,741	45	12	447	0
0	0	0	0	0	0	0	0
69,969	3,836	2,649,785	11,396,380	374,528	119,420	1,996,748	420,667

0	0	0	0	0	0	0	0
5,911	784	105,607	166,384	4,508	491	297,796	0
0	0	867,904	126,424	1,268	0	0	0
621	0	222,574	0	0	0	0	0
138	0	1,161	41,889	4,184	1	480	2,406
52	0	267	4,352	262	32	409	127
0	0	0	0	0	0	0	0
20	4	4,658	44,149	1,515	650	7,247	0
13	1	275	2,362	77	21	356	43
17	1	335	2,028	77	21	284	92
5	0	99	438	0	0	0	20
6	0	49	542	0	0	0	17
15	1	8,778	5,663	280	84	714	0
320	0	6,491	98	0	1	35	0
32	1	0	11,296	0	113	1,480	0
269	0	2,958	3,987	0	36	159	0
0	0	0	6	0	0	0	0
7,419	792	1,221,156	409,618	12,171	1,450	308,960	2,705

$62,550	$3,044	$1,428,629	$10,986,762	$362,357	$117,970	$1,687,788	$417,962

$62,964	$3,012	$1,505,649	$11,342,554	$378,437	$120,592	$1,739,780	$417,939
(33)	0	1,670	(11,902)	(223)	(110)	(153)	81
(450)	(3)	(85,072)	(199,772)	(12,237)	(2,517)	(36,936)	(58)
69	35	6,382	(144,118)	(3,620)	5	(14,903)	0
$62,550	$3,044	$1,428,629	$10,986,762	$362,357	$117,970	$1,687,788	$417,962

$31,677	$3,044	$1,097,210	$8,173,411	$361,393	$117,946	$1,687,788	$214,787
1,306	0	94,439	293,366	964	24	0	7,516
29,567	0	236,980	2,519,985	0	0	0	195,659

3,068	301	102,266	821,622	37,751	12,035	168,698	214,786
126	0	8,802	29,490	101	2	0	7,516

$10.32	$10.11	$10.73	$9.95	$9.57	$9.80	$10.00	$1.00
10.32	NA	10.73	9.95	9.57	9.80	NA	1.00

$66,055	$3,189	$2,298,318	$10,893,840	$353,572	$99,846	$1,833,110	$416,574
$1,305	$588	$33,837	$460,000	$19,874	$17,956	$72,189	$1,008
$350	$0	$0	$11,874	$0	$94	$1,887	$0
$622	$0	$222,076	$0	$0	$0	$0	$0
$21	$3	$3,876	$30,795	$1,090	$389	$4,928	$0

Semiannual Report	September 30, 2006	35

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund

Assets:
Investments, at value	$20,572,452	$3,295,414	$983,890	$715,295
Repurchase agreement, at value	61,987	4,423	28,645	5,466
Cash	5,381	164	59	3,492
Foreign currency, at value	21,742	25,714	1,185	0
Receivable for investments sold	146,971	50,019	324	229,084
Receivable for investments sold on a delayed-delivery basis	1,082,189	98,975	0	18,369
Receivable for Fund shares sold	34,958	2,133	902	1,327
Interest and dividends receivable	134,051	12,759	3,418	1,462
Variation margin receivable	0	9,064	6,295	0
Swap premiums paid	96,715	2,010	14	3,304
Unrealized appreciation on forward foreign currency contracts	5,739	986	603	0
Unrealized appreciation on swap agreements	27,016	953	529	1,260
Other assets	0	1	0	0
	22,189,201	3,502,615	1,025,864	979,059

Liabilities:
Payable for investments purchased	929,167	737	22,870	418,140
Payable for investments purchased on a delayed-delivery basis	6,044,047	23,758	3,432	58,339
Payable for short sales	949,200	81,239	0	73,395
Payable for Fund shares redeemed	45,745	14,093	12,574	764
Dividends payable	9,212	1,612	0	146
Written options outstanding	12,877	11,122	3,360	62
Accrued investment advisory fee	3,031	768	288	89
Accrued administration fee	3,647	658	243	111
Accrued distribution fee	1,491	246	77	26
Accrued servicing fee	1,528	100	62	38
Variation margin payable	1,865	9,568	10,855	27
Swap premium received	29,064	5,853	5	641
Unrealized depreciation on forward foreign currency contracts	12,714	3,904	1,455	0
Unrealized depreciation on swap agreements	62,904	2,511	31	1,741
	8,106,492	156,169	55,252	553,519

Net Assets	$14,082,709	$3,346,446	$970,612	$425,540

Net Assets Consist of:
Paid in capital	$14,288,035	$3,365,373	$1,107,275	$432,587
Undistributed net investment income	57,682	7,503	27,538	77
Accumulated undistributed net realized (loss)	(290,871)	(21,766)	(179,899)	(6,527)
Net unrealized appreciation (depreciation)	27,863	(4,664)	15,698	(597)
	$14,082,709	$3,346,446	$970,612	$425,540

Net Assets:
Institutional Class	$6,459,027	$1,824,706	$645,783	$234,874
Administrative Class	476,139	967,924	33,832	10,812
Other Classes	7,147,543	553,816	290,997	179,854

Shares Issued and Outstanding:
Institutional Class	589,903	182,686	61,070	22,130
Administrative Class	43,487	96,907	3,270	1,019

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.95	$9.99	$10.57	$10.61
Administrative Class	10.95	9.99	10.35	10.61

Cost of Investments Owned	$20,511,277	$3,293,128	$983,469	$715,715
Cost of Repurchase Agreements Owned	$61,987	$4,423	$28,645	$5,466
Cost of Foreign Curency Held	$21,841	$25,891	$1,188	$0
Proceeds Received on Short Sales	$935,231	$79,766	$0	$73,229
Premiums Received on Written Options	$8,621	$6,873	$2,053	$599

36	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$284	$52,236	$14	$55,177	$7,043	$261,000
Dividends, net of foreign taxes*	289	53	0	180	0	1,101
Miscellaneous income	3	152	0	194	59	1,547
Total Income	576	52,441	14	55,551	7,102	263,648

Expenses:
Investment advisory fees	107	3,817	1	3,066	318	8,725
Administration fees	67	2,728	1	2,912	421	10,578
Distribution and/or servicing fees - Administrative Class	0	5	0	4	0	958
Distribution and/or servicing fees - Other Classes	0	786	0	732	428	7,443
Trustees’ fees	0	2	0	2	0	8
Interest expense	8	0	0	0	441	177
Miscellaneous expense	0	2	0	2	1	6
Total Expenses	182	7,340	2	6,718	1,609	27,895

Net Investment Income	394	45,101	12	48,833	5,493	235,753

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	755	4,123	27	6,224	(2,817)	23,776
Net realized gain (loss) on futures contracts, options and swaps	45	(1,359)	(2)	17,785	156	(13,007)
Net realized gain (loss) on foreign currency transactions	15	(3,283)	(1)	1,378	0	(5,220)
Net change in unrealized appreciation (depreciation) on investments	363	6,377	47	(470)	5,201	(75,454)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	69	7,443	2	(1,098)	(40)	23,346
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	3	(106)	(1)	876	0	(2,026)
Net Gain (Loss)	1,250	13,195	72	24,695	2,500	(48,585)

Net Increase in Net Assets Resulting from Operations	$1,644	$58,296	$84	$73,528	$7,993	$187,168

*Includes foreign tax withholding of $0, $4, $0, $29, $0, and $0, respectively.

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Statements of Operations (Cont.)

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III

Investment Income:
Interest, net of foreign taxes*	$1,493	$14	$49,166	$269,962	$9,431	$2,648
Dividends, net of foreign taxes*	6	0	0	3,985	181	16
Miscellaneous income	0	0	3	54	1	1
Total Income	1,499	14	49,169	274,001	9,613	2,665

Expenses:
Investment advisory fees	71	1	2,081	14,306	476	139
Administration fees	90	1	2,478	12,363	476	139
Distribution and/or servicing fees - Administrative Class	1	0	116	395	1	0
Distribution and/or servicing fees - Other Classes	55	0	571	5,848	0	0
Trustees’ fees	0	0	2	13	0	0
Interest expense	1	0	0	0	0	1
Miscellaneous expense	0	0	2	10	1	0
Total Expenses	218	2	5,250	32,935	954	279
Reimbursement by Manager	0	0	0	0	0	0
Net Expenses	218	2	5,250	32,935	954	279

Net Investment Income	1,281	12	43,919	241,066	8,659	2,386

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(134)	(3)	(21,640)	(8,628)	(2,012)	(293)
Net realized gain (loss) on futures contracts, options and swaps	(179)	0	(35,210)	(12,837)	(741)	(221)
Net realized gain (loss) on foreign currency transactions	9	0	0	3,928	0	(837)
Net change in unrealized appreciation on investments	792	30	50,742	66,358	3,909	808
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	546	5	34,402	2,052	(50)	(189)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(73)	0	0	5,842	0	940
Net Gain (Loss)	961	32	28,294	56,715	1,106	208

Net Increase in Net Assets Resulting from Operations	$2,242	$44	$72,213	$297,781	$9,765	$2,594

*Includes foreign tax withholding of $0, $0, $0, $63, $0, $0, $0, $0, $0, $0, $0, and $0, respectively.

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Moderate Duration Fund	Money Market Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund

$41,951	$10,315	$442,914	$95,555	$23,194	$11,488
145	0	5	0	323	0
27	0	29	20	5	2
42,123	10,315	442,948	95,575	23,522	11,490

2,173	238	17,780	4,770	1,722	544
1,739	542	21,572	4,090	1,455	671
0	18	547	1,286	43	12
0	320	17,789	934	813	350
2	0	15	4	1	1
0	0	15	0	1	0
2	0	13	3	0	0
3,916	1,118	57,731	11,087	4,035	1,578
0	(129)	0	0	0	0
3,916	989	57,731	11,087	4,035	1,578

38,207	9,326	385,217	84,488	19,487	9,912

(8,029)	(33)	(133,696)	1,291	(312)	(3,321)
(10,732)	0	76,389	(14,934)	(122)	1,375
2,324	0	27,063	10,246	5,523	0
23,848	0	244,458	6,898	4,247	7,920
2,045	0	(50,632)	4,116	10,009	(904)
55	0	(13,161)	(6,359)	(4,477)	0
9,511	(33)	150,421	1,258	14,868	5,070

$47,718	$9,293	$535,638	$85,746	$34,355	$14,982

Semiannual Report	September 30, 2006	39

Statements of Changes in Net Assets

	Convertible Fund		Diversified Income Fund		Extended Duration Fund	Floating Income Fund

(Amounts in Thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period from August 31, 2006 to September 30, 2006 (Unaudited)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$394	$483	$45,101	$69,595	$12	$48,833	$53,111
Net realized gain (loss)	815	(329)	(519)	35,590	24	25,387	17,670
Net change in unrealized appreciation (depreciation)	435	4,076	13,714	(10,418)	48	(692)	24,755
Net increase (decrease) resulting from operations	1,644	4,230	58,296	94,767	84	73,528	95,536

Distributions to Shareholders:
From net investment income
Institutional Class	(1,035)	(1,453)	(40,832)	(62,693)	(12)	(46,895)	(49,675)
Administrative Class	0	0	(111)	(199)	0	(91)	0
Other Classes	0	0	(5,941)	(8,566)	0	(13,042)	(12,884)
From net realized capital gains
Institutional Class	0	0	0	(11,219)	0	0	(3,665)
Administrative Class	0	0	0	(38)	0	0	0
Other Classes	0	0	0	(1,943)	0	0	(1,115)

Total Distributions	(1,035)	(1,453)	(46,884)	(84,658)	(12)	(60,028)	(67,339)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	423	1,420	292,805	681,263	3,000	1,458,665	877,319
Administrative Class	0	0	584	401	0	7,843	10
Other Classes	0	0	62,432	138,023	0	236,970	303,621
Issued as reinvestment of distributions
Institutional Class	1,027	1,442	35,060	61,414	12	45,710	52,465
Administrative Class	0	0	111	237	0	97	0
Other Classes	0	0	4,165	7,559	0	10,125	10,793
Cost of shares redeemed
Institutional Class	(1,087)	(10,694)	(248,193)	(233,657)	0	(197,592)	(628,316)
Administrative Class	0	0	(201)	(263)	0	(671)	0
Other Classes	0	0	(41,884)	(43,963)	0	(111,888)	(178,430)
Net increase (decrease) resulting from fund share transactions	363	(7,832)	104,879	611,014	3,012	1,449,259	437,462

Fund Redemption Fee	0	0	15	28	0	13	10

Total Increase (Decrease) in Net Assets	972	(5,055)	116,306	621,151	3,084	1,462,772	465,669

Net Assets:
Beginning of period	53,849	58,904	1,654,739	1,033,588	0	1,440,768	975,099
End of period*	$54,821	$53,849	$1,771,045	$1,654,739	$3,084	$2,903,540	$1,440,768

*Including undistributed (overdistributed) net investment income of:	$545	$1,186	$(2,686)	$(903)	$0	$(11,396)	$(201)

40	PIMCO Funds	Bond Funds	See Accompanying Notes

GNMA Fund		High Yield Fund		Investment Grade Corporate Bond Fund		Long Duration Total Return Fund	Long-Term U.S. Government Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Period from August 31, 2006 to September 30, 2006 (Unaudited)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$5,493	$13,171	$235,753	$483,673	$1,281	$1,858	$12	$43,919	$66,420
(2,661)	(76)	5,549	129,948	(304)	(168)	(3)	(56,850)	(23,000)

5,161	(259)	(54,134)	(79,117)	1,265	(906)	35	85,144	(77,858)
7,993	12,836	187,168	534,504	2,242	784	44	72,213	(34,438)

(2,742)	(8,838)	(132,848)	(257,658)	(740)	(1,363)	(12)	(36,875)	(55,197)
0	0	(26,294)	(50,296)	(25)	(43)	0	(2,139)	(4,227)
(2,722)	(5,360)	(78,511)	(183,220)	(540)	(507)	0	(4,606)	(7,306)

0	(2)	0	(1,013)	0	(23)	0	0	(1,855)
0	0	0	(202)	0	(1)	0	0	(114)
0	(3)	0	(790)	0	(13)	0	0	(231)

(5,464)	(14,203)	(237,653)	(493,179)	(1,305)	(1,950)	(12)	(43,620)	(68,930)

16,255	39,989	639,807	1,779,054	1,605	11,300	3,000	185,232	1,685,150
0	0	136,183	306,876	364	552	0	7,742	47,682
25,633	22,115	219,985	740,538	9,692	22,247	0	41,562	84,207

2,547	8,462	108,448	215,806	620	1,156	12	36,422	56,362
0	0	25,630	49,119	25	43	0	2,119	4,284
2,042	4,042	53,007	120,200	364	384	0	3,622	5,943

(24,506)	(340,635)	(704,601)	(1,100,926)	(2,001)	(11,186)	0	(978,632)	(419,327)
0	0	(131,745)	(293,684)	(240)	(371)	0	(16,770)	(59,839)
(34,895)	(53,080)	(555,774)	(1,128,710)	(4,650)	(2,531)	0	(37,611)	(85,953)

(12,924)	(319,107)	(209,060)	688,273	5,779	21,594	3,012	(756,314)	1,318,509

0	0	152	243	0	2	0	24	70

(10,395)	(320,474)	(259,393)	729,841	6,716	20,430	3,044	(727,697)	1,215,211

276,980	597,454	7,316,416	6,586,575	55,834	35,404	0	2,156,326	941,115
$266,585	$276,980	$7,057,023	$7,316,416	$62,550	$55,834	$3,044	$1,428,629	$2,156,326

$676	$647	$(11,951)	$(10,051)	$(33)	$(9)	$0	$1,670	$1,371

Semiannual Report	September 30, 2006	41

Statements of Changes in Net Assets  (Cont.)

	Low Duration Fund		Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund

(Amounts in Thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$241,066	$450,383	$8,659	$19,855	$2,386	$3,872	$38,207	$86,387
Net realized gain (loss)	(17,537)	(103,902)	(2,753)	(5,683)	(1,351)	(740)	(16,437)	(13,268)
Net change in unrealized appreciation (depreciation)	74,252	(98,793)	3,859	(3,942)	1,559	(900)	25,948	(34,108)
Net increase resulting from operations	297,781	247,688	9,765	10,230	2,594	2,232	47,718	39,011

Distributions to Shareholders:
From net investment income
Institutional Class	(186,653)	(347,221)	(8,743)	(20,178)	(2,403)	(3,947)	(39,455)	(88,851)
Administrative Class	(6,638)	(12,013)	(23)	(53)	0	(1)	0	0
Other Classes	(52,869)	(108,030)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	(32,703)	0	0	0	(370)	0	(1,399)
Administrative Class	0	(1,292)	0	0	0	0	0	0
Other Classes	0	(12,013)	0	0	0	0	0	0

Total Distributions	(246,160)	(513,272)	(8,766)	(20,231)	(2,403)	(4,318)	(39,455)	(90,250)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,161,521	3,908,975	46,338	149,669	63,386	91,057	213,112	446,159
Administrative Class	51,956	146,542	38	1,669	0	10	0	0
Other Classes	256,909	774,310	0		0	0	0	0
Issued as reinvestment of distributions
Institutional Class	169,089	342,181	7,362	18,762	2,181	4,162	36,840	85,951
Administrative Class	6,257	12,586	22	51	1	1	0	0
Other Classes	42,776	95,866	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(1,942,121)	(4,611,076)	(145,674)	(261,061)	(94,688)	(46,374)	(416,262)	(552,846)
Administrative Class	(96,189)	(240,878)	(233)	(1,549)	0	(4)	0	0
Other Classes	(762,007)	(1,819,089)	0	0	0	0	0	0
Net increase (decrease) resulting from Fund
share transactions	(1,111,809)	(1,390,583)	(92,147)	(92,459)	(29,120)	48,852	(166,310)	(20,736)

Fund Redemption Fee	44	78	0	1	155	0	6	1

Total Increase (Decrease) in Net Assets	(1,060,144)	(1,656,089)	(91,148)	(102,459)	(28,774)	46,766	(158,041)	(71,974)

Net Assets:
Beginning of period	12,046,906	13,702,995	453,505	555,964	146,744	99,978	1,845,829	1,917,803
End of period*	$10,986,762	$12,046,906	$362,357	$453,505	$117,970	$146,744	$1,687,788	$1,845,829

*Including undistributed (overdistributed) net investment income of:	$(11,902)	$(6,808)	$(223)	$(116)	$(110)	$(93)	$(153)	$1,095

42	PIMCO Funds	Bond Funds	See Accompanying Notes

Money Market Fund		Real Return Fund		Short-Term Fund		StocksPLUS® Fund		Total Return Mortgage Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$9,326	$11,103	$385,217	$644,804	$84,488	$135,495	$19,487	$36,734	$9,912	$21,367
(33)	(18)	(30,244)	66,460	(3,397)	(9,191)	5,089	36,091	(1,946)	(1,189)

0	0	180,665	(660,421)	4,655	(1,944)	9,779	33,063	7,016	(5,489)
9,293	11,085	535,638	50,843	85,746	124,360	34,355	105,888	14,982	14,689

(4,627)	(4,473)	(176,437)	(259,212)	(49,351)	(83,928)	(12,067)	(18,374)	(6,195)	(15,691)
(319)	(303)	(11,438)	(44,869)	(22,001)	(28,090)	(611)	(2,712)	(231)	(417)
(4,347)	(6,310)	(174,682)	(356,032)	(12,436)	(25,135)	(4,793)	(7,301)	(3,663)	(6,075)

0	0	0	(77,464)	0	0	0	0	0	0
0	0	0	(6,552)	0	0	0	0	0	0
0	0	0	(113,489)	0	0	0	0	0	0

(9,293)	(11,086)	(362,557)	(857,618)	(83,788)	(137,153)	(17,471)	(28,387)	(10,089)	(22,183)

153,127	115,405	1,376,079	2,531,141	986,962	2,896,596	52,980	319,016	10,103	42,595
6,889	45,123	131,771	404,139	184,301	493,782	1,619	83,609	4,470	4,090
175,022	260,836	749,558	2,471,851	95,831	171,437	23,054	87,397	35,310	62,672

4,598	4,173	160,632	301,340	42,127	73,090	10,736	16,712	6,067	15,559
311	312	10,705	50,042	21,971	28,024	602	2,694	231	419
3,864	5,580	125,334	345,474	9,040	18,339	3,844	5,901	3,120	5,232

(68,445)	(174,160)	(1,080,986)	(1,476,733)	(1,350,190)	(3,312,024)	(117,587)	(557,321)	(141,333)	(150,292)
(18,798)	(60,864)	(71,103)	(1,054,123)	(222,042)	(251,415)	(7,111)	(184,952)	(6,242)	(3,292)
(145,395)	(348,708)	(1,624,983)	(2,833,460)	(187,273)	(575,998)	(66,431)	(185,640)	(35,127)	(61,652)

111,173	(152,303)	(222,993)	739,671	(419,273)	(458,169)	(98,294)	(412,584)	(123,401)	(84,669)

0	0	50	105	96	47	7	55	0	2

111,173	(152,304)	(49,862)	(66,999)	(417,219)	(470,915)	(81,403)	(335,028)	(118,508)	(92,161)

306,789	459,093	14,132,571	14,199,570	3,763,665	4,234,580	1,052,015	1,387,043	544,048	636,209
$417,962	$306,789	$14,082,709	$14,132,571	$3,346,446	$3,763,665	$970,612	$1,052,015	$425,540	$544,048

$81	$48	$57,682	$35,022	$7,503	$6,803	$27,538	$25,522	$77	$254

Semiannual Report	September 30, 2006	43

Schedule of Investments  Convertible Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 0.8%
Ford Motor Credit Co.
4.950% due 01/15/2008	$450	$438

INDUSTRIALS 3.1%
CCO Holdings LLC
8.750% due 11/15/2013	400	405

Charter Communications Holdings II LLC
10.250% due 09/15/2010	80	82

Charter Communications Operating LLC
8.375% due 04/30/2014	250	255

Continental Airlines, Inc.
9.798% due 04/01/2021	241	256

CSC Holdings, Inc.
7.250% due 07/15/2008	100	102

JetBlue Airways Corp.
9.640% due 03/15/2008	219	221

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	250	239

Windstream Corp.
8.625% due 08/01/2016	125	134

		1,694

UTILITIES 1.5%
LCI International, Inc.
7.250% due 06/15/2007	100	101

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	509

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	251

		861

Total Corporate Bonds & Notes (Cost $2,894)		2,993

CONVERTIBLE BONDS & NOTES 65.5%

BANKING & FINANCE 6.7%
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	288

AngloGold Ashanti Holdings PLC
2.375% due 02/27/2009	100	98

Deutsche Bank AG
2.000% due 10/07/2009	300	301

Goldman Sachs Group LP
3.440% due 09/21/2009	250	249

Goldman Sachs Group, Inc.
3.439% due 09/20/2011	250	230

IXIS Financial Products, Inc.
0.800% due 06/15/2009	150	151
1.875% due 06/15/2009	150	144

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009	500	541
2.070% due 06/15/2009 (b)	150	157
3.119% due 06/15/2009 (b)	150	160

Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	350	411
2.300% due 06/22/2009	125	131

Prudential Financial, Inc.
2.645% due 11/15/2035	125	124

U.S. Bancorp
3.640% due 09/20/2036	500	497
3.930% due 12/11/2035	175	176

		3,658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 52.6%
Actuant Corp.
2.000% due 11/15/2023	$90	$123

Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	340

Allied Waste North America, Inc.
4.250% due 04/15/2034	250	231

Alza Corp.
0.000% due 07/28/2020	298	267

Amazon.com, Inc.
4.750% due 02/01/2009	141	138

American Tower Corp.
3.000% due 08/15/2012	350	658

Amgen, Inc.
0.000% due 03/01/2032	1,025	770
0.125% due 02/01/2011	800	812

Amkor Technology, Inc.
2.500% due 05/15/2011	250	210

Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	100	149

Armor Holdings, Inc.
2.000% due 11/01/2024	430	534

ArvinMeritor, Inc.
4.625% due 03/01/2026	250	244

Bausch & Lomb, Inc.
6.048% due 08/01/2023	225	264

Bristol-Myers Squibb Co.
4.890% due 09/15/2023	250	252

Carnival Corp.
2.000% due 04/15/2021	400	497

Cephalon, Inc.
0.000% due 06/15/2033	175	210

Ceradyne, Inc.
2.875% due 12/15/2035	250	255

Charter Communications, Inc.
5.875% due 11/16/2009	28	25

Comcast Corp.
2.000% due 11/15/2029	6	234

Connetics Corp.
2.000% due 03/30/2015	325	277

Costco Wholesale Corp.
0.000% due 08/19/2017	100	113

Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	189

Eastman Kodak Co.
3.375% due 10/15/2033	300	295

Edwards Lifesciences Corp.
3.875% due 05/15/2033	275	282

Electronic Data Systems Corp.
3.875% due 07/15/2023	150	152

Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	441

Flextronics International Ltd.
1.000% due 08/01/2010	200	206

Fluor Corp.
1.500% due 02/15/2024	275	397

Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	445

Genzyme Corp.
1.250% due 12/01/2023	350	385

Gilead Sciences, Inc.
0.625% due 05/01/2013	300	322

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	$200	$267

Halliburton Co.
3.125% due 07/15/2023	275	434

Hanover Compressor Co.
4.750% due 01/15/2014	200	280

Headwaters, Inc.
2.875% due 06/01/2016	100	102

Hilton Hotels Corp.
3.375% due 04/15/2023	452	594

Host Marriott LP
3.250% due 04/15/2024	375	525

ImClone Systems, Inc.
1.375% due 05/15/2024	200	177

Intel Corp.
2.950% due 12/15/2035	450	404

International Game Technology
0.000% due 01/29/2033	640	568

Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	225	238

Invitrogen Corp.
2.000% due 08/01/2023	250	270

Juniper Networks, Inc.
0.000% due 06/15/2008	200	208

Keane, Inc.
2.000% due 06/15/2013	140	141

Lamar Advertising Co.
2.875% due 12/31/2010	260	309

Lockheed Martin Corp.
5.155% due 08/15/2033	775	985

Logix Communications Enterprises
1.500% due 10/01/2025	300	294

Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	186
0.861% due 10/19/2021	100	99

Macrovision Corp.
2.625% due 08/15/2011	200	221

Magnum Hunter Resources, Inc.
5.390% due 12/15/2023	200	273

Manor Care, Inc.
2.625% due 04/15/2023	325	545

Masco Corp.
0.000% due 07/20/2031	275	129

Medtronic, Inc.
1.250% due 09/15/2021	550	552
1.625% due 04/15/2013	750	733

Millipore Corp.
3.750% due 06/01/2026	250	251

Nabors Industries, Inc.
0.000% due 06/15/2023	250	262

Nortel Networks Corp.
4.250% due 09/01/2008	250	240

Novell, Inc.
0.500% due 07/15/2024	150	141

Omnicare, Inc.
3.250% due 12/15/2035	250	224

Open Solutions, Inc.
1.467% due 02/02/2035	500	318

Placer Dome, Inc.
2.750% due 10/15/2023	120	166

Pride International, Inc.
3.250% due 05/01/2033	200	242

44	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Communications International, Inc.
3.500% due 11/15/2025	$250	$408

Red Hat, Inc.
0.500% due 01/15/2024	225	237

RF Micro Devices, Inc.
1.500% due 07/01/2010	125	145

Roper Industries, Inc.
1.481% due 01/15/2034 (g)	450	267

Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	400	246

SanDisk Corp.
1.000% due 05/15/2013	250	239

Schlumberger Ltd.
1.500% due 06/01/2023	355	615

SCI Systems, Inc.
3.000% due 03/15/2007	528	520

Scientific Games Corp.
0.750% due 12/01/2024	525	629

Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	450	402

Solectron Corp.
0.500% due 02/15/2034	325	255

St. Jude Medical, Inc.
2.800% due 12/15/2035	250	249

Symantec Corp.
1.000% due 06/15/2013	500	615

Synaptics, Inc.
0.750% due 12/01/2024	250	218

Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	1,000	955

Transocean, Inc.
1.500% due 05/15/2021	250	271

UTStarcom, Inc.
0.875% due 03/01/2008	350	317

Walt Disney Co.
2.125% due 04/15/2023	675	763

Wyeth
5.109% due 01/15/2024	401	439

Wynn Resorts Ltd.
6.000% due 07/15/2015	125	374

Yahoo!, Inc.
0.000% due 04/01/2008	195	254

YRC Worldwide, Inc.
3.375% due 11/25/2023	304	344

		28,857

UTILITIES 6.2%
CenterPoint Energy, Inc.
3.750% due 05/15/2023	225	288

CMS Energy Corp.
3.375% due 07/15/2023	450	645

Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	269

Duke Energy Corp.
1.750% due 05/15/2023	300	388

Lucent Technologies, Inc.
2.750% due 06/15/2023	489	486

Nextel Communications, Inc.
5.250% due 01/15/2010	125	124

PPL Energy Supply LLC
2.625% due 05/15/2023	525	696

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reliant Energy, Inc.
5.000% due 08/15/2010	$135	$192

Time Warner Telecom, Inc.
2.375% due 04/01/2026	250	311

		3,399

Total Convertible Bonds & Notes (Cost $32,807)		35,914

	SHARES
COMMON STOCKS 9.0%

CAPITAL GOODS 0.4%
Tyco International Ltd.	7,200	201

COMMUNICATIONS 0.6%
Charter Communications, Inc. ‘A’ (a)	24,700	38

Citizens Communications Co.	10,000	140

Windstream Corp.	9,800	129

		307

CONSUMER DISCRETIONARY 0.5%
Xerox Corp. (a)	19,000	296

CONSUMER SERVICES 1.8%
News Corp. ‘B’	24,800	512

Time Warner, Inc.	26,500	483

		995

ENERGY 2.1%
El Paso Corp.	43,773	597

Ferrellgas Partners-LP	7,400	169

Pioneer Natural Resources Co.	5,000	196

Suburban Propane Partners LP	5,200	175

		1,137

HEALTHCARE 0.8%
Amylin Pharmaceuticals, Inc. (a)	3,500	154

Triad Hospitals, Inc. (a)	6,800	300

		454

TECHNOLOGY 1.1%
Advanced Micro Devices, Inc. (a)	7,600	189

Corning, Inc. (a)	10,973	268

Nortel Networks Corp. (a)	60,000	138

		595

UTILITIES 1.7%
Public Service Enterprise Group, Inc.	4,090	250

TXU Corp.	2,600	163

Williams Cos., Inc.	21,800	520

		933

Total Common Stocks (Cost $4,304)		4,918

CONVERTIBLE PREFERRED STOCKS 15.5%

CONSUMER DISCRETIONARY 3.6%
Celanese Corp.
4.250% due 12/31/2049	10,000	275

General Motors Corp.
5.250% due 03/06/2032	44,000	885
6.250% due 07/15/2033	27,000	620

Huntsman Corp.
5.000% due 02/16/2008	5,500	223

		2,003

	SHARES	VALUE (000S)
CONSUMER SERVICES 5.9%
Allied Waste Industries, Inc.
6.250% due 03/01/2008	2,000	$622

Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	5,500	288

ERP Operating LP
3.850% due 08/15/2026	250,000	255

Fannie Mae
5.375% due 12/31/2049	3	290

Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	12,500	420

Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	123

MetLife, Inc.
6.375% due 02/15/2009	22,200	661

PMI Group, Inc.
5.875% due 11/15/2006	5,400	136

Washington Mutual Capital Trust
5.375% due 05/03/2041	7,400	412

		3,207

ENERGY 4.2%
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	470
5.000% due 12/31/2049	3,000	540

Entergy Corp.
7.625% due 02/17/2009	8,000	435

NRG Energy, Inc.
4.000% due 12/31/2049	500	625
5.750% due 03/16/2009	1,000	235

		2,305

HEALTHCARE 0.7%
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	361

INDUSTRIALS 0.7%
Caesars Entertainment, Inc.
5.507% due 04/15/2024	250,000	300

Medtronic, Inc.
1.625% due 04/15/2013	75,000	74

		374

UTILITIES 0.4%
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	250

Total Convertible Preferred Stocks (Cost $7,843)		8,500

EXCHANGE-TRADED FUNDS 1.0%
NASDAQ-100 Index
Tracking Stock	13,000	528

Total Exchange-Traded Funds (Cost $487)		528

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.9%

COMMERCIAL PAPER 3.2%
DnB NORBank ASA
5.275% due 11/13/2006	$700	696

General Electric Capital Corp.
5.250% due 01/16/2007	1,000	984

Societe Generale N.A.
5.370% due 10/10/2006	100	100

		1,780

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments Convertible Fund (Cont.)	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$334	$334

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $342. Repurchase proceeds are $334.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.810% due 12/14/2006 (c)	$35	$35

Total Short-Term Instruments (Cost $2,149)		2,149

PURCHASED OPTIONS (e) 0.1%
(Cost $101)		54

Total Investments 100.4% (Cost $50,585)		$55,056

VALUE (000S)
Written Options (f) (0.0%) (Premiums $14)	$(8)

Other Assets and Liabilities (Net) (0.4%)	(227)

Net Assets 100.0%	$54,821

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $511 at a weighted average interest rate of 5.450%. On September 30, 2006, securities valued at $317 were pledged as collateral for reverse repurchase agreements.
(c)	Securities with an aggregate market value of $35 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	9	$18

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Owens-Illinois, Inc. 7.800% due 05/15/2018	Buy	(3.550%	)	09/20/2011	$135	$(2)
Bear Stearns & Co., Inc.	Cablevision System Corp. 8.000% due 04/15/2012	Buy	(2.530%	)	06/20/2011	600	(5)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.530%		06/20/2007	150	0
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.200%		06/20/2011	150	(10)
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(3.550%	)	06/20/2013	150	14
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(1.400%	)	06/20/2008	75	1
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(1.750%	)	12/20/2008	250	0
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%		12/20/2010	250	0
Credit Suisse First Boston	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.200%		06/20/2011	75	(4)
Credit Suisse First Boston	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.600%		12/20/2011	250	1
Credit Suisse First Boston	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(4.300%	)	12/20/2016	250	(1)
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300%	)	03/20/2008	250	1
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.900%	)	12/20/2008	250	1
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%		12/20/2010	250	0
JPMorgan Chase & Co.	Cablevision System Corp. 8.000% due 04/15/2012	Sell	2.730%		06/20/2011	600	10
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.600%		12/20/2011	250	1
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(4.700%	)	12/20/2012	250	1
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	200	1
Morgan Stanley	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	1.450%		12/20/2006	500	1

							$10

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(e)	Purchased options outstanding on September 30, 2006:

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - AMEX Ford Motor Co.	$10.000	01/19/2008	$45	$87	$52
Call - AMEX JetBlue Airways Corp.	23.375	01/19/2008	1,800	14	2

				$101	$54

(f)	Written options outstanding on September 30, 2006:

Options on Securities
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - AMEX Amylin Pharmaceuticals, Inc.	$50.000	01/20/2007	35	$14	$8

(g)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	01/15/2034	03/8/2005	$226	$267	0.49%

46	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 2.4%
Allied Waste North America, Inc.
5.042% due 01/15/2012	$1,119	$1,116
7.170% due 01/15/2012	1,390	1,387
7.210% due 01/15/2012	474	473
7.270% due 01/15/2012	1,017	1,015

Amadeus Global Travel Distribution S.A.
8.117% due 04/08/2013	2,500	2,520
8.617% due 04/08/2014	2,500	2,529

Appleton Papers, Inc.
7.620% due 06/11/2010	1	1
7.640% due 06/09/2010	121	121
7.650% due 06/11/2010	121	121

Charter Communications Operating LLC
8.125% due 04/25/2013	3,500	3,519

CSC Holdings, Inc.
7.080% due 02/24/2013	5	5
7.110% due 02/24/2013	849	847
7.122% due 03/29/2013	573	571
7.218% due 03/29/2013	573	571

Georgia-Pacific Corp.
7.367% due 12/20/2012	1,484	1,494
7.390% due 12/20/2012	6,095	6,114
7.485% due 12/20/2012	381	382

Hertz Corp.
5.390% due 12/21/2012	222	224
7.580% due 12/21/2012	506	509
7.610% due 12/21/2012	75	76
7.700% due 12/21/2012	683	688
7.730% due 12/21/2012	506	509

Ineos Group Holdings PLC
7.611% due 10/07/2013	1,500	1,513
8.111% due 10/07/2014	1,500	1,520

Kingdom of Morocco
5.688% due 01/05/2009	37	37

Lukoil Finance Ltd.
5.000% due 01/11/2009	5,000	4,974

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	2,000	1,981
8.749% due 04/08/2012	2,000	1,983

Reynolds American, Inc.
7.250% due 05/31/2012	81	81
7.312% due 05/31/2012	2,419	2,434

Shackleton Re Ltd.
12.968% due 08/01/2008	1,500	1,496
13.468% due 08/01/2008	500	501
13.489% due 02/07/2008	500	503

Total Bank Loan Obligations (Cost $41,790)		41,815

CORPORATE BONDS & NOTES 53.2%

BANKING & FINANCE 15.1%
AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,711

AES Ironwood LLC
8.857% due 11/30/2025	1,628	1,807

AES Red Oak LLC
8.540% due 11/30/2019	2,692	2,880

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	248

American Honda Finance Corp.
4.500% due 05/26/2009	500	492

American International Group, Inc.
2.875% due 05/15/2008	1,000	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	$1,000	$1,013

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	5,500	5,451

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,994

Banco Santander Chile
5.740% due 12/09/2009	5,000	5,017

Bank of America Corp.
3.875% due 01/15/2008	920	905

BankAmerica Instit-A
8.070% due 12/31/2026	500	522

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,675
7.500% due 09/19/2007	2,500	2,557
8.250% due 09/19/2027	570	700

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	2,600	2,834

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	974
5.715% due 01/31/2011	7,500	7,520
5.785% due 01/30/2009	3,000	3,019

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	482

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,086

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	985

CIT Group, Inc.
5.460% due 12/19/2007	5,100	5,107

Citicorp
6.375% due 11/15/2008	400	410

Citigroup Capital II
7.750% due 12/01/2036	100	104

Citigroup, Inc.
6.000% due 02/21/2012	650	676

Columbia University
6.875% due 12/15/2015	500	545

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,404

Crestar Capital Trust I
8.160% due 12/15/2026	500	522

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	5,000	4,925

Dow Jones CDX High Yield Index
7.375% due 06/29/2011	8,000	8,124

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,968
5.250% due 07/29/2014	6,625	6,571

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,965

First Empire Capital Trust II
8.277% due 06/01/2027	500	527

Ford Motor Credit Co.
7.375% due 02/01/2011	10,950	10,520

Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	384

Frank Russell Co.
5.625% due 01/15/2009	500	505

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,438

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.450% due 01/15/2013	$5,000	$5,068
5.620% due 10/21/2010	4,500	4,510
5.875% due 02/15/2012	500	517

General Motors Acceptance Corp.
6.407% due 01/16/2007	300	300
6.750% due 12/01/2014	600	587
7.250% due 03/02/2011	5,250	5,285

General RE Corp.
9.000% due 09/12/2009	500	552

Genworth Global Funding Trusts
5.450% due 02/10/2009	2,600	2,604

Goldman Sachs Group LP
7.200% due 11/01/2006	500	501

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,178
5.250% due 10/15/2013	2,400	2,372
5.477% due 12/22/2008	4,800	4,807
5.585% due 07/29/2008	5,000	5,011
5.700% due 09/01/2012	165	168
5.841% due 07/23/2009	2,150	2,166
6.125% due 02/15/2033	45	45
7.350% due 10/01/2009	500	530

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,466

HBOS PLC
5.920% due 09/29/2049	5,000	4,845

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,907

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	382

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,369

HSBC Finance Corp.
4.125% due 12/15/2008	500	489
4.750% due 07/15/2013	120	116
6.400% due 06/17/2008	950	968

HSBC Holdings PLC
6.500% due 05/02/2036	800	852

Industrial Bank of Korea
4.000% due 05/19/2014	30	29

Intergas Finance BV
6.875% due 11/04/2011	1,000	1,024

International Lease Finance Corp.
5.907% due 01/15/2010	3,000	3,024

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	1,007

Kazkommerts International BV
8.500% due 04/16/2013	350	367

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,945

Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	2,500	2,504
5.601% due 01/23/2009	5,000	5,008

M&I Capital Trust A
7.650% due 12/01/2026	500	519

MBNA Capital B
6.289% due 02/01/2027	3,000	2,997

Merrill Lynch & Co., Inc.
5.575% due 01/30/2009	5,100	5,108

MetLife, Inc.
5.375% due 12/15/2012	45	45

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	643

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	$3,000	$3,140
8.790% due 12/29/2049	450	474

Morgan Stanley
5.748% due 01/18/2011	4,700	4,715

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,424

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	725
7.250% due 03/01/2012	2,315	2,533

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	609

Pemex Finance Ltd.
8.020% due 05/15/2007	139	140
9.690% due 08/15/2009	798	865

Petroleum Export Ltd.
5.265% due 06/15/2011	8,174	7,949

Petroleum Export Ltd. II
6.340% due 06/20/2011	4,084	4,005

Prudential Financial, Inc.
4.104% due 11/15/2006	1,289	1,287

Rabobank Capital Funding II
5.260% due 12/29/2049	860	843

Residential Capital Corp.
6.375% due 06/30/2010	750	759

Riggs Capital Trust
8.625% due 12/31/2026	1,345	1,411

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,225

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	5,300	5,306
9.118% due 03/31/2049	500	558

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	2,350	2,450

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	511

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,047

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	559

Tenneco, Inc.
8.625% due 11/15/2014	2,650	2,630
10.250% due 07/15/2013	2,700	2,943

TNB Capital L Ltd.
5.250% due 05/05/2015	570	560

TNK-BP Finance S.A.
7.500% due 07/18/2016	3,850	4,080
7.500% due 07/18/2016	3,000	3,140

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,514

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	268

Universal City Development Partners
11.750% due 04/01/2010	500	541

Ventas Realty LP
6.500% due 06/01/2016	400	400
6.750% due 04/01/2017	1,785	1,805
8.750% due 05/01/2009	750	802
9.000% due 05/01/2012	800	896

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	10,100	10,146
8.385% due 07/30/2007	1,400	1,432

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.250% due 08/01/2014	$500	$495

Wells Fargo & Co.
5.600% due 01/12/2011	7,200	7,212

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,109

		266,856

INDUSTRIALS 27.8%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,000	915

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,893
8.850% due 08/01/2030	745	629

Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,515

Allied Waste North America, Inc.
7.250% due 03/15/2015	5,500	5,486
7.875% due 04/15/2013	2,000	2,055
8.500% due 12/01/2008	995	1,047

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,570

AmeriGas Partners LP
7.125% due 05/20/2016	3,200	3,168
7.250% due 05/20/2015	500	501

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	518

Argo-Tech Corp.
9.250% due 06/01/2011	10	10

Armor Holdings, Inc.
8.250% due 08/15/2013	325	338

ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,406

AstraZeneca PLC
5.400% due 06/01/2014	500	504

Atlantic Richfield Co.
8.530% due 02/27/2012	500	578

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	954

BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015	7,300	7,218
6.750% due 11/01/2013	1,500	1,621

Boise Cascade LLC
8.382% due 10/15/2012	500	505

BorgWarner, Inc.
7.000% due 11/01/2006	500	500

Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,440

Boyd Gaming Corp.
7.125% due 02/01/2016	1,500	1,459

Brinker International, Inc.
5.750% due 06/01/2014	500	489

Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,836

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	515
7.500% due 09/01/2009	5,000	5,230
8.875% due 09/15/2008	335	352

CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,790

CBS Corp.
5.625% due 08/15/2012	3,500	3,465

CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	$1,500	$1,628

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,025

Charter Communications Operating LLC
8.375% due 04/30/2014	2,100	2,145

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,182
6.875% due 01/15/2016	2,760	2,712
7.500% due 06/15/2014	500	508

Clear Channel Communications, Inc.
5.750% due 01/15/2013	400	385
7.650% due 09/15/2010	340	359

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	485

CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,927

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,329

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	360

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,139
7.125% due 06/15/2013	2,130	2,299

Comcast Corp.
5.300% due 01/15/2014	2,000	1,951
5.500% due 03/15/2011	500	503
5.900% due 03/15/2016	2,900	2,907
6.500% due 01/15/2015	100	105
7.050% due 03/15/2033	200	215

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	502

Cox Communications, Inc.
7.125% due 10/01/2012	725	774

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	432
7.750% due 11/15/2015	525	534

CSC Holdings, Inc.
7.625% due 04/01/2011	2,300	2,372
7.875% due 02/15/2018	275	287
8.125% due 08/15/2009	25	26

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	5,100	5,102
5.740% due 11/17/2006	2,000	2,001
5.820% due 03/13/2009	4,200	4,205
5.870% due 09/10/2007	1,632	1,636

DaVita, Inc.
7.250% due 03/15/2015	2,950	2,913

Delhaize America, Inc.
8.050% due 04/15/2027	600	641
9.000% due 04/15/2031	3,400	4,000

Dex Media West LLC
9.875% due 08/15/2013	5,555	6,027

DirecTV Holdings LLC
6.375% due 06/15/2015	1,000	945
8.375% due 03/15/2013	1,300	1,354

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	259

Dresser, Inc.
10.125% due 04/15/2011	2,450	2,576

DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,570

48	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EchoStar DBS Corp.
7.125% due 02/01/2016	$3,000	$2,914
8.758% due 10/01/2008	2,000	2,025

Education Management LLC
10.250% due 06/01/2016	1,600	1,644

El Paso Corp.
6.375% due 02/01/2009	1,500	1,504
6.950% due 06/01/2028	500	472
7.375% due 12/15/2012	6,200	6,332
7.625% due 09/01/2008	175	180
7.750% due 06/15/2010	1,900	1,976
7.875% due 06/15/2012	620	646
8.050% due 10/15/2030	550	575

El Paso Natural Gas Co.
7.625% due 08/01/2010	200	207

El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,160

Enterprise Products Operating LP
4.000% due 10/15/2007	700	689
4.625% due 10/15/2009	1,100	1,076
4.950% due 06/01/2010	600	587

Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,382
10.625% due 05/01/2011	40	43

Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	527

Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,208

Fisher Communications, Inc.
8.625% due 09/15/2014	500	521

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,299

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	990

Gaz Capital for Gazprom
8.625% due 04/28/2034	1,000	1,247

Gazprom International S.A.
7.201% due 02/01/2020	350	368

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,757	2,740

Georgia-Pacific Corp.
8.000% due 01/15/2024	5,720	5,663
8.125% due 05/15/2011	800	824

Greif, Inc.
8.875% due 08/01/2012	495	520

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	639

Hanover Compressor Co.
8.625% due 12/15/2010	500	522

Hanover Equipment Trust
8.500% due 09/01/2008	443	451
8.750% due 09/01/2011	2,000	2,090

HCA, Inc.
5.500% due 12/01/2009	4,700	4,718
6.750% due 07/15/2013	3,100	2,631
6.950% due 05/01/2012	1,100	967
7.190% due 11/15/2015	1,700	1,424
7.875% due 02/01/2011	150	144

Hertz Corp.
8.875% due 01/01/2014	1,300	1,368

Hess Corp.
6.650% due 08/15/2011	810	851
7.300% due 08/15/2031	425	480

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hewlett-Packard Co.
6.500% due 07/01/2012	$500	$530

HJ Heinz Co.
6.428% due 12/01/2008	5,100	5,208

Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,223

Hospira, Inc.
4.950% due 06/15/2009	500	495

Host Marriott LP
7.000% due 08/15/2012	2,250	2,287

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,976

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,723

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,645

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	5,704

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	1,000	1,017

International Paper Co.
6.750% due 09/01/2011	220	234

Invensys PLC
9.875% due 03/15/2011	325	353

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	329	317

L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,466

Lyondell Chemical Co.
8.000% due 09/15/2014	2,500	2,544

Mandalay Resort Group
7.625% due 07/15/2013	6,100	6,054
9.375% due 02/15/2010	1,534	1,647
9.500% due 08/01/2008	750	799
10.250% due 08/01/2007	100	104

Marathon Oil Corp.
6.000% due 07/01/2012	500	515

MGM Mirage
6.000% due 10/01/2009	2,000	1,985
9.750% due 06/01/2007	230	237

Miller Brewing Co.
5.500% due 08/15/2013	1,000	992

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	31,580	37,476

Nalco Co.
7.750% due 11/15/2011	2,825	2,896
8.875% due 11/15/2013	400	419

Norfolk Southern Corp.
5.640% due 05/17/2029	164	160
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	900	954
10.750% due 07/15/2016	300	322

Northwest Airlines, Inc.
7.691% due 04/01/2017	1,088	1,043

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,137

Novelis, Inc.
8.250% due 02/15/2015	2,800	2,674

Oracle Corp.
5.000% due 01/15/2011	10,000	9,914
5.730% due 01/13/2009	8,000	8,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	$2,000	$1,910
8.750% due 11/15/2012	750	795
8.875% due 02/15/2009	659	680

Peabody Energy Corp.
6.875% due 03/15/2013	1,300	1,287

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	9,890
5.991% due 12/03/2012	7,100	7,091
6.690% due 06/15/2010	700	716
7.307% due 10/15/2009	3,500	3,622
7.375% due 12/15/2014	13,006	14,092
8.000% due 11/15/2011	1,800	1,981
8.625% due 02/01/2022	517	622
9.125% due 10/13/2010	500	561
9.250% due 03/30/2018	4,068	5,030
9.375% due 12/02/2008	203	218

Petrobras International Finance Co.
7.750% due 09/15/2014	500	556

Petronas Capital Ltd.
7.000% due 05/22/2012	250	269

Pioneer Natural Resources Co.
6.875% due 05/01/2018	2,000	2,009

Premark International, Inc.
6.875% due 11/15/2008	500	518

Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,676

Qwest Communications International, Inc.
7.250% due 02/15/2011	4,975	5,000
7.500% due 02/15/2014	13,375	13,475

Reynolds American, Inc.
7.625% due 06/01/2016	4,300	4,482

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,871

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	990

Roseton
7.270% due 11/08/2010	3,050	3,098
7.670% due 11/08/2016	1,000	1,021

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	567

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,540

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	3,078

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	487

SemGroup LP
8.750% due 11/15/2015	1,350	1,369

Seneca Gaming Corp.
7.250% due 05/01/2012	1,500	1,507

Service Corp. International
7.375% due 10/01/2014 (a)	430	435
7.625% due 10/01/2018 (a)	400	404

Sheraton Holding Corp.
7.375% due 11/15/2015	7,345	7,473

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,042

Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,410

Smurfit Kappa Funding PLC
9.625% due 10/01/2012	2,260	2,396

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	$5,200	$5,018
9.750% due 02/01/2011	301	312

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,010

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	500	527

Station Casinos, Inc.
6.500% due 02/01/2014	700	659
6.875% due 03/01/2016	3,000	2,827
7.750% due 08/15/2016	1,500	1,564

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,536

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,020

Target Corp.
4.875% due 05/15/2018	250	239

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	265
7.375% due 02/01/2013	500	453
9.250% due 02/01/2015	500	484
9.875% due 07/01/2014	750	751

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,379

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,188
6.875% due 05/01/2012	2,625	2,779
7.700% due 05/01/2032	200	224

Triad Hospitals, Inc.
7.000% due 11/15/2013	3,350	3,270

Trinity Industries, Inc.
6.500% due 03/15/2014	800	786

TRW Automotive, Inc.
9.375% due 02/15/2013	4,341	4,645

Tyco International Group S.A.
6.375% due 10/15/2011	445	467
6.750% due 02/15/2011	500	529

UGS Corp.
10.000% due 06/01/2012	950	1,031

Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,256

United Airlines, Inc.
6.201% due 03/01/2010	659	660

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,192

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,000	1,011

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,295

VWR International, Inc.
8.000% due 04/15/2014	1,500	1,521

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	964
8.800% due 12/30/2014	500	607

Walt Disney Co.
6.200% due 06/20/2014	500	527
6.375% due 03/01/2012	640	673

Waste Management, Inc.
7.375% due 08/01/2010	900	965
7.650% due 03/15/2011	270	293

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,500
7.500% due 01/15/2031	3,500	3,474
7.625% due 07/15/2019	1,500	1,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.750% due 06/15/2031	$115	$116
7.875% due 09/01/2021	5,000	5,250

Windstream Corp.
8.625% due 08/01/2016	1,150	1,236

Wyeth
6.450% due 02/01/2024	300	320

Wynn Las Vegas LLC
6.625% due 12/01/2014	6,530	6,367

Xerox Corp.
6.400% due 03/15/2016	5,000	5,000
7.625% due 06/15/2013	640	675

Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,080

		493,161

UTILITIES 10.3%
AES Corp.
8.750% due 05/15/2013	6,040	6,508

America Movil S.A. de C.V.
5.500% due 03/01/2014	3,380	3,306
5.750% due 01/15/2015	15,400	15,205

American Cellular Corp.
10.000% due 08/01/2011	1,425	1,500

AT&T Corp.
6.000% due 03/15/2009	260	264
7.300% due 11/15/2011	947	1,028

Beaver Valley II Funding
9.000% due 06/01/2017	325	368

Boston Edison Co.
7.800% due 05/15/2010	500	543

British Telecommunications PLC
8.375% due 12/15/2010	2,240	2,512

Carolina Power & Light Co.
5.125% due 09/15/2013	750	739

Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,263

Citizens Communications Co.
7.000% due 11/01/2025	400	347
9.000% due 08/15/2031	2,770	2,985

CMS Energy Corp.
6.875% due 12/15/2015	1,450	1,472
7.500% due 01/15/2009	2,800	2,898

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	702

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,467

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,456

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,612
5.700% due 09/17/2012	260	262

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,494
5.625% due 11/30/2012	225	228

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,364

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	97
5.800% due 12/01/2009	2,600	2,595
6.140% due 12/08/2008	3,500	3,508

FirstEnergy Corp.
5.500% due 11/15/2006	270	270

Florida Power Corp.
5.802% due 11/14/2008	5,000	5,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	$2,450	$2,530

Homer City Funding LLC
8.734% due 10/01/2026	1,475	1,641

Insight Midwest LP
9.750% due 10/01/2009	500	510
10.500% due 11/01/2010	1,250	1,300

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,271
8.625% due 11/14/2011	4,125	4,445

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,150	1,063

KT Corp.
4.875% due 07/15/2015	3,000	2,846

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	306

Midwest Generation LLC
8.560% due 01/02/2016	355	377
8.750% due 05/01/2034	3,750	4,022

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,017

MSW Energy Holdings LLC
8.500% due 09/01/2010	900	931

Nevada Power Co.
5.875% due 01/15/2015	450	450
6.500% due 05/15/2018	8,025	8,381

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,451

Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,057
7.375% due 08/01/2015	6,625	6,842

NiSource Finance Corp.
3.200% due 11/01/2006	1,437	1,434
5.968% due 11/23/2009	7,000	7,004

NRG Energy, Inc.
7.250% due 02/01/2014	1,700	1,692
7.375% due 02/01/2016	5,500	5,479

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,507

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	513

Progress Energy, Inc.
7.000% due 10/30/2031	170	191
7.100% due 03/01/2011	10,215	10,960

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,284

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,892
5.500% due 12/01/2015	900	882
6.950% due 06/01/2012	270	287
7.750% due 04/15/2011	1,000	1,086

Qwest Corp.
7.500% due 10/01/2014	5,000	5,188
8.875% due 03/15/2012	1,790	1,962

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,140	1,105

Reliant Energy, Inc.
6.750% due 12/15/2014	2,725	2,606
9.500% due 07/15/2013	50	52

Rogers Wireless, Inc.
6.375% due 03/01/2014	500	501
7.250% due 12/15/2012	2,000	2,102

Rural Cellular Corp.
9.875% due 02/01/2010	1,800	1,886

50	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Power Co.
6.000% due 05/15/2016	$1,700	$1,713

South Point Energy Center LLC
8.400% due 05/30/2012	1,060	1,034

Suncom Wireless, Inc.
8.500% due 06/01/2013	2,050	1,912

TECO Energy, Inc.
6.750% due 05/01/2015	6,750	6,952
7.500% due 06/15/2010	1,300	1,372

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,801

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	470
5.535% due 08/15/2007	1,900	1,902

Verizon New England, Inc.
6.500% due 09/15/2011	625	642

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	501

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	235

		181,617

Total Corporate Bonds & Notes (Cost $942,870)		941,634

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	512

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	493

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	494

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2000
7.410% due 02/01/2021	500	575

Total Municipal Bonds & Notes (Cost $2,119)		2,074

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae
3.000% due 08/25/2009	3	3
4.274% due 02/01/2035	828	824
5.000% due 12/01/2013 - 03/01/2021	8,539	8,405
5.500% due 12/01/2032 - 10/01/2036	156,929	154,765
5.632% due 03/01/2044	385	388
6.000% due 10/01/2036	120,500	121,065
6.278% due 03/01/2011	425	440
6.500% due 08/01/2011	95	96
8.000% due 06/01/2008	81	82

Farm Credit Bank
7.561% due 11/29/2049	500	538

Federal Home Loan Bank
4.060% due 08/25/2009	324	316

Freddie Mac
4.000% due 04/15/2022	1,200	1,183
5.000% due 06/15/2016 - 09/15/2024	2,758	2,745
5.500% due 09/15/2017	648	652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.632% due 10/25/2044 - 02/25/2045	$659	$665
6.500% due 07/25/2043	29	29

Government National Mortgage Association
2.876% due 06/16/2012	677	668
3.956% due 09/16/2021	563	551
4.045% due 07/16/2020	755	739
4.385% due 08/16/2030	1,500	1,473
5.153% due 06/16/2023	535	537
6.569% due 09/16/2026	1,000	1,059
7.000% due 09/20/2007	10	11
8.000% due 11/15/2006 - 11/15/2007	8	9
9.000% due 10/15/2008 - 11/15/2008	6	7
9.250% due 12/20/2019 - 06/20/2021	23	25
9.500% due 07/15/2009 - 12/20/2020	12	13
10.000% due 07/15/2013	21	23

New Valley Generation
7.299% due 03/15/2019	850	937

Private Export Funding Corp.
4.550% due 05/15/2015	750	730
5.750% due 01/15/2008	500	504

Small Business Administration
4.340% due 03/01/2024	311	296
4.504% due 02/01/2014	147	143
5.130% due 09/01/2023	60	60
5.886% due 09/01/2011	536	548

Total U.S. Government Agencies (Cost $299,282)		300,529

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	216	212

Total U.S. Treasury Obligations (Cost $221)		212

MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Large Loan
5.450% due 01/15/2019	2,969	2,971

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	66	66
4.799% due 01/25/2034	30	30

Chase Commercial Mortgage Securities
7.631% due 07/15/2032	500	540

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	180	179

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
3.848% due 10/19/2032	38	38
5.560% due 05/25/2035	668	669
5.600% due 05/25/2034	5	5

Credit Suisse Mortgage Capital Certificates
5.681% due 02/15/2039	5,000	5,073

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,205
5.435% due 09/15/2034	525	530

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	999

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,286

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	419	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	$8,400	$8,323
5.506% due 12/12/2044	4,985	5,035

MASTR Adjustable Rate Mortgages Trust
5.048% due 11/25/2033	140	140
5.146% due 08/25/2034	272	268

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	4,695	4,702

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,015

Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.427% due 02/27/2034	30	31
5.600% due 12/25/2027	769	769

Total Mortgage-Backed Securities (Cost $55,165)		55,317

ASSET-BACKED SECURITIES 1.3%
ACE Securities Corp.
5.410% due 02/25/2036	765	765

Argent Securities, Inc.
5.410% due 03/25/2036	1,087	1,087
5.470% due 02/25/2036	1,648	1,649

Asset-Backed Funding Certificates
5.440% due 06/25/2035	34	34

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	238	238

CPL Transition Funding LLC
6.250% due 01/15/2017	750	805

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	797

First NLC Trust
5.450% due 02/25/2036	2,091	2,092

Fremont Home Loan Trust
5.420% due 01/25/2036	943	943

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	56	56

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	695

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	909	910
5.420% due 01/25/2036	858	859

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	665	656

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	1,959	1,961

Morgan Stanley Capital I
5.400% due 02/25/2036	2,274	2,276

Nelnet Student Loan Trust
5.378% due 08/23/2011	928	929

Park Place Securities, Inc.
5.440% due 09/25/2035	34	34

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	252	254

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	1,124	1,125

Residential Asset Securities Corp.
5.400% due 07/25/2036	1,852	1,853
5.410% due 01/25/2036	981	982

SLM Student Loan Trust
5.455% due 01/25/2013	717	717

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.440% due 05/25/2035	$43	$43

Structured Asset Securities Corp.
5.460% due 12/25/2035	1,052	1,053

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	641	652

Total Asset-Backed Securities (Cost $23,405)		23,465

SOVEREIGN ISSUES 16.9%
Argentina Bonos
5.590% due 08/03/2012	13,000	9,158

Brazilian Government International Bond
7.125% due 01/20/2037	3,335	3,413
7.875% due 03/07/2015	5,640	6,196
8.000% due 01/15/2018	23,250	25,598
8.250% due 01/20/2034	12,970	14,948
8.750% due 02/04/2025	2,830	3,378
8.875% due 10/14/2019	8,400	9,983
8.875% due 04/15/2024	2,907	3,503
10.000% due 08/07/2011	7,750	9,133
10.125% due 05/15/2027	650	874
10.250% due 06/17/2013	1,100	1,346
11.000% due 01/11/2012	15,275	18,742
11.000% due 08/17/2040	12,500	16,297

Chile Government International Bond
5.500% due 01/15/2013	635	640
7.125% due 01/11/2012	1,157	1,250

China Development Bank
5.000% due 10/15/2015	500	484

Colombia Government International Bond
8.250% due 12/22/2014	5,000	5,545
9.750% due 04/23/2009	45	49
10.000% due 01/23/2012	941	1,101
10.375% due 01/28/2033	275	375
10.750% due 01/15/2013	8,800	10,789
11.750% due 02/25/2020	725	1,019

Croatia Government International Bond
6.375% due 07/31/2010	111	112

Ecuador Government International Bond
10.000% due 08/15/2030	2,610	2,395

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,152
10.250% due 11/08/2011	1,000	1,183

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,187

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,857

Korea Development Bank
4.750% due 07/20/2009	2,250	2,219
5.679% due 11/22/2012	7,500	7,521
5.750% due 09/10/2013	385	393
5.900% due 10/20/2009	2,300	2,317

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,483
5.125% due 05/20/2015	750	732

Malaysia Government International Bond
7.500% due 07/15/2011	899	980
8.750% due 06/01/2009	255	277

Mexico Government International Bond
5.625% due 01/15/2017	1,010	1,000
5.875% due 01/15/2014	1,745	1,789
7.500% due 04/08/2033	840	971
8.000% due 09/24/2022	45	54
8.125% due 12/30/2019	715	860
8.300% due 08/15/2031	4,868	6,083
9.875% due 02/01/2010	115	132

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
11.375% due 09/15/2016		$30	$43
11.500% due 05/15/2026		1,000	1,586

Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,540

Panama Government International Bond
6.700% due 01/26/2036		6,424	6,392
7.250% due 03/15/2015		2,325	2,494
8.875% due 09/30/2027		500	621
9.375% due 07/23/2012		1,843	2,168
9.375% due 04/01/2029		75	97
9.625% due 02/08/2011		442	507

Peru Government International Bond
5.000% due 03/07/2017		3,059	3,028
8.750% due 11/21/2033		1,000	1,230
9.125% due 02/21/2012		1,586	1,828
9.875% due 02/06/2015		447	555

Poland Government International Bond
4.000% due 10/27/2024		55	50

Republic of Korea
4.875% due 09/22/2014		2,100	2,043

Russia Government International Bond
5.000% due 03/31/2030		15,826	17,701
11.000% due 07/24/2018		500	723
12.750% due 06/24/2028		500	899

South Africa Government International Bond
6.500% due 06/02/2014		7,500	7,894
7.375% due 04/25/2012		2,730	2,959
9.125% due 05/19/2009		750	817

Ukraine Government International Bond
6.875% due 03/04/2011		780	792
7.650% due 06/11/2013		16,725	17,702
8.902% due 08/05/2009		1,700	1,809
11.000% due 03/15/2007		93	96

Uruguay Government International Bond
7.500% due 03/15/2015		4,850	5,063
8.000% due 11/18/2022		2,500	2,650

Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,835
6.000% due 12/09/2020		5,000	4,487
6.511% due 04/20/2011		1,500	1,487
8.500% due 10/08/2014		2,000	2,220
9.250% due 09/15/2027		3,640	4,466
9.375% due 01/13/2034		6,100	7,555
10.750% due 09/19/2013		1,980	2,426

Total Sovereign Issues (Cost $286,188)			300,281

FOREIGN CURRENCY-DENOMINATED ISSUES 9.9%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400	4,474

Argentina Bonos
2.000% due 09/30/2014	ARS	10,700	3,585

Banque Centrale de Tunisie
6.250% due 02/20/2013	EUR	2,820	3,918

BCM Ireland Finance Ltd.
8.215% due 08/15/2016		1,900	2,497

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,677

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,368

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,509

El Paso Corp.
7.125% due 05/06/2009		600	796

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	$1,815

France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,181

Gaz Capital for Gazprom
5.875% due 06/01/2015		4,000	5,350
7.800% due 09/27/2010		3,500	4,953

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,310

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,110

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,514

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,116

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,259

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,098

JSG Holding PLC
5.562% due 01/12/2013	EUR	94	120
5.650% due 01/12/2013		73	93
5.754% due 01/12/2013		63	80
5.964% due 11/29/2013		566	722
6.090% due 01/12/2014		63	80
6.150% due 01/12/2014		73	93
6.464% due 01/12/2014		94	120
6.464% due 11/29/2014		566	722

Lecta S.A.
5.876% due 03/13/2009		2,514	3,158

Lighthouse International Co. S.A.
8.000% due 04/30/2014		5,300	7,284

Mexican Bonos
8.000% due 12/17/2015	MXN	11,000	987

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,702

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014	EUR	2,100	2,688
6.036% due 11/30/2014		2,100	2,700
8.250% due 05/01/2016		3,300	4,540

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,055

QBE International Holdings PLC
8.138% due 08/03/2020	AUD	3,000	2,319

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,229

Rhodia S.A.
8.000% due 06/01/2010		2,000	2,695

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,852

Rogers Wireless, Inc.
7.625% due 12/15/2011		500	484

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,127

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	964

Smurfit Kappa Funding PLC
5.741% due 11/29/2013	EUR	229	293
5.835% due 01/12/2013		126	160
6.241% due 11/29/2014		229	293
6.335% due 01/12/2014		126	161
10.125% due 10/01/2012		2,000	2,796

52	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	$1,379

Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014		3,500	4,474

Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,544

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	9,191

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,169

Ukraine Government International Bond
10.000% due 03/15/2007		1,881	2,453

UPC Broadband Holding BV
5.507% due 03/31/2013		1,855	2,351
5.509% due 12/31/2013		2,100	2,664

UPC Holding BV
7.750% due 01/15/2014		2,300	2,807

Veolia Environnement
4.875% due 05/28/2013		3,460	4,548

Weather Investments II SARL
5.505% due 06/17/2012		2,100	2,660

Wind Acquisitions SARL
6.298% due 06/17/2013		2,100	2,670
6.798% due 06/17/2014		1,050	1,341

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wind Acquisition Finance S.A.
9.750% due 12/01/2015	EUR	2,300	$3,252

Total Foreign Currency-Denominated Issues (Cost $171,403)			174,550

		SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,362

Total Preferred Stocks (Cost $1,437)			1,362

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.1%

COMMERCIAL PAPER 1.7%
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		$30,000	30,000

UBS Finance Delaware LLC
5.245% due 01/08/2007		200	197

			30,197

REPURCHASE AGREEMENTS 1.7%
Lehman Brothers, Inc.
5.050% due 10/02/2006		31,000	31,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $31,711. Repurchase proceeds are $31,013.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$1,164	$1,164

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,191. Repurchase proceeds are $1,164.)

U.S. TREASURY BILLS 0.6%
4.794% due 11/30/2006 - 12/14/2006 (b)(e)	10,830	10,712

Total Short-Term Instruments (Cost $73,087)		73,073

PURCHASED OPTIONS (g) 0.0%
(Cost $42)		28

Total Investments (d) 108.1% (Cost $1,897,009)		$1,914,340

Written Options (h) (0.2%) (Premiums $1,267)		(2,826)

Other Assets and Liabilities (Net) (7.9%)		(140,469)

Net Assets 100.0%		$1,771,045

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $8,341 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $10,712 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	996	$614
90-Day Eurodollar December Futures	Long	12/2008	101	32
90-Day Eurodollar June Futures	Long	06/2007	3,333	2,010
90-Day Eurodollar June Futures	Long	06/2008	313	196
90-Day Eurodollar June Futures	Long	06/2009	121	42
90-Day Eurodollar March Futures	Long	03/2008	759	553
90-Day Eurodollar March Futures	Long	03/2009	101	33
90-Day Eurodollar September Futures	Long	09/2007	1,448	671
90-Day Eurodollar September Futures	Long	09/2007	911	409
90-Day Eurodollar September Futures	Long	09/2008	186	51
Euro-Bund 10-Year Note December Futures	Long	12/2006	349	282
U.S. Treasury 10-Year Note December Futures	Long	12/2006	162	190

				$5,083

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%	06/20/2011	EUR	4,900	$51
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.525%	06/20/2011		6,975	69
Morgan Stanley	Dow Jones ITRAX 4EU2 Index	Sell	0.350%	12/20/2010		43,600	208
Morgan Stanley	Dow Jones ITRAX 5EU2 Index	Sell	0.400%	06/20/2011		2,500	3
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011		3,900	(3)
UBS AG	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.520%	09/20/2011		3,900	(41)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011		3,900	(4)
Wachovia Bank N.A.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.525%	09/20/2011		3,900	(40)

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008	$2,000	$3
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011	11,500	128
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011	3,900	80
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011	4,000	4
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	6,000	31
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	6,000	33
Barclays Bank PLC	Celestica Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	2,100	13
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%	)	06/20/2015	12,900	(111)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016	3,900	66
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016	2,000	11
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	3,000	(31)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	3,000	(26)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	6,300	86
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009	4,000	(2)
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	17,200	48
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%	)	03/20/2008	1,000	(6)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%		03/20/2011	3,000	102
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%		09/20/2011	1,000	60
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%	)	03/20/2013	2,000	(75)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	1,000	17
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	7,200	227
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	17,000	5
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%		06/20/2011	23,500	300
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	15,000	72
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%		09/04/2013	810	108
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%		09/05/2013	350	46
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%		09/17/2013	200	24
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	210	17
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	9,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	3,300	242
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,900	536
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	6,000	39
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%		08/19/2013	200	28
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	650	4
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	3,000	(35)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	228
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	120
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	46
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(93)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	14
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	28
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	14
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	40,000	207
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	1,500	35
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Buy	(0.650%	)	06/20/2016	28,900	(12)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%	)	03/20/2008	1,000	(7)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%		03/20/2011	3,000	106
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	57
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%	)	03/20/2013	2,000	(78)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	4,500	446
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	4,300	100
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	22
Morgan Stanley	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	52
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	47
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	490	45
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	40	4
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	12
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% dur 03/10/2014	Sell	2.385%		09/20/2016	700	2
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	36
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	25

							$3,755

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

54	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010	BRL	23,800	$0
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		15,000	226
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		8,120	201
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010		1,700	0
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	40,200	(1,223)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	(110)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.505%	09/26/2016	HUF	3,500,000	71
Citibank N.A.	6-month EUR-LIBOR	Receive	7.530%	09/27/2016		1,500,000	(45)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.540%	09/27/2016		3,800,000	(126)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	26
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	(14)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	(17)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		76,000	(33)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	42
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	95
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	26
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$43,350	(1,286)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		23,700	(123)

							$(2,290)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$93.375	12/18/2006	190	$2	$1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,027	10	7
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	828	8	5
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	1,483	14	9
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	890	8	6

				$42	$28

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$106.000	11/21/2006	920	$536	$1,970
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	1,158	286	796
Put - CBOT U.S. Treasury 10-Year Note December Futures	102.000	11/21/2006	920	184	14
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	1,158	231	18

				$1,237	$2,798

Credit Default Swaptions
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	Receive	0.450%	06/20/2008	$5,600	$30	$28

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Schedule of Investments Diversified Income Fund (Cont.)	(Unaudited) September 30, 2006

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	10/2006	$23	$0	$23
Buy	BRL	2,086	10/2006	13	0	13
Sell		2,086	10/2006	0	(5)	(5)
Buy		2,086	12/2006	5	0	5
Buy		8,267	01/2007	0	(41)	(41)
Sell	CAD	4,500	10/2006	24	0	24
Buy	CLP	113,763	10/2006	2	0	2
Sell		113,763	10/2006	0	(1)	(1)
Buy		283,000	11/2006	6	0	6
Buy		1,935,085	12/2006	16	0	16
Buy		113,763	02/2007	1	0	1
Buy	CNY	296,147	03/2007	0	(203)	(203)
Buy		29,232	05/2007	0	(22)	(22)
Buy		72,587	08/2007	50	0	50
Buy		2,189	09/2007	1	0	1
Buy	EUR	4,207	10/2006	0	(7)	(7)
Sell		109,338	10/2006	412	0	412
Buy		9,600	11/2006	0	(161)	(161)
Buy		3,800	03/2007	32	0	32
Sell	GBP	10,172	10/2006	216	0	216
Sell	HUF	2,546,400	11/2006	560	0	560
Sell		1,052,410	03/2007	0	(4)	(4)
Buy	INR	8,564	11/2006	0	(3)	(3)
Buy		113,071	02/2007	41	0	41
Buy		15,704	03/2007	1	0	1
Buy	JPY	3,905,055	11/2006	0	(1,048)	(1,048)
Sell		79,196	11/2006	5	0	5
Buy	KRW	592,800	12/2006	4	0	4
Buy		322,090	02/2007	5	0	5
Buy		2,457,430	03/2007	29	0	29
Buy	KZT	543,518	12/2006	0	(55)	(55)
Buy	MXN	42,766	12/2006	0	(14)	(14)
Buy		14,496	01/2007	4	0	4
Buy	MYR	45,145	01/2007	0	(198)	(198)
Buy	PLN	13,743	11/2006	0	(59)	(59)
Buy	RUB	9,244	12/2006	0	0	0
Buy		22,916	01/2007	0	0	0
Buy		166,957	02/2007	316	0	316
Buy		107,308	03/2007	0	(6)	(6)
Buy		128,191	09/2007	1	0	1
Buy	SGD	315	10/2006	0	(2)	(2)
Buy		5,080	11/2006	0	(1)	(1)
Buy		397	03/2007	0	0	0
Sell	THB	474,625	01/2007	0	(58)	(58)
Buy	TWD	7,674	10/2006	0	(2)	(2)
Buy		15,423	02/2007	0	(11)	(11)
Buy	ZAR	1,173	10/2006	0	(20)	(20)
Sell		1,173	10/2006	3	0	3
Buy		9,929	11/2006	0	(321)	(321)
Buy		1,173	12/2006	0	(3)	(3)

				$1,770	$(2,245)	$(475)

56	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Extended Duration Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.9%
Georgia-Pacific Corp.
7.750% due 11/15/2029	$30	$29

Intelsat Bermuda Ltd.
11.250% due 06/15/2016	30	32

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

Total Corporate Bonds & Notes (Cost $91)		91

U.S. GOVERNMENT AGENCIES 9.7%
Fannie Mae
4.000% due 02/25/2019	100	90
5.000% due 08/25/2033	35	29
5.500% due 04/25/2033	36	34
6.000% due 12/25/2034	112	110

Freddie Mac
8.250% due 06/01/2016	30	37

Total U.S. Government Agencies (Cost $296)		300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 104.2%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (a)	$39	$38

U.S. Treasury Strips
0.000% due 08/15/2023	700	310
0.000% due 02/15/2026	2,000	786
0.000% due 08/15/2026	800	306
0.000% due 11/15/2026	1,200	454
0.000% due 02/15/2027	1,000	375
0.000% due 08/15/2027	1,000	366
0.000% due 11/15/2027	1,000	363
0.000% due 08/15/2029	640	215

Total U.S. Treasury Obligations (Cost $3,166)		3,213

MORTGAGE-BACKED SECURITIES 1.0%
Washington Mutual, Inc.
5.667% due 10/25/2046	30	30

Total Mortgage-Backed Securities (Cost $30)		30

ASSET-BACKED SECURITIES 1.9%
Argent Securities, Inc.
5.376% due 10/25/2036	30	30

Bear Stearns Asset-Backed Securities, Inc.
5.256% due 07/25/2036	29	29

Total Asset-Backed Securities (Cost $59)		59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 8.2%

REPURCHASE AGREEMENTS 7.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006	$100	$100
(Dated 09/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $104. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
4.900% due 10/02/2006	127	127

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $131. Repurchase proceeds are $127.)
		227

U.S. TREASURY BILLS 0.8%
4.853% due 11/30/2006 (c)	25	25

Total Short-Term Instruments (Cost $252)		252

Total Investments (b) 127.9% (Cost $3,894)		$3,945

Other Assets and Liabilities (Net) (27.9%)		(861)

Net Assets 100.0%		$3,084

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $89 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $25 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	5	$0
90-Day Eurodollar December Futures	Long	12/2007	7	1
U.S. Treasury 5-Year Note December Futures	Short	12/2006	3	(1)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	1	2

				$2

(d)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Bonds	4.500%	02/15/2036	$200	$186	$193

(1) Market value includes $1 of interest payable on short sales.

(e)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	23	10/2006	$0	$0	$0
Buy	JPY	10,531	11/2006	0	(1)	(1)
Sell		1,745	11/2006	0	0	0

				$0	$(1)	$(1)

See Accompanying Notes	Semiannual Report	September 30, 2006	57

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 4.5%
AES Corp.
6.750% due 04/30/2008	$1,000	$1,003
7.500% due 08/10/2011	1,000	1,003

AGCO Corp.
7.117% due 06/15/2009	2,327	2,335

Alderwoods Group, Inc.
7.330% due 09/17/2008	618	619
7.330% due 09/17/2009	250	250

Allied Waste North America, Inc.
5.323% due 01/15/2012	803	801
7.170% due 01/15/2012	997	995
7.210% due 01/15/2012	341	340
7.270% due 01/15/2012	731	729

Appleton Papers, Inc.
7.640% due 06/09/2010	121	121
7.650% due 06/11/2010	121	121

Celanese Corp.
5.320% due 07/27/2009	2,000	2,013
7.367% due 04/06/2011	926	930

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	60	60
7.318% due 02/09/2011	42	42
7.570% due 01/20/2011	42	42
7.617% due 02/09/2011	336	338
7.650% due 01/20/2011	24	25
7.749% due 01/20/2011	420	423

Charter Communications Operating LLC
8.125% due 04/25/2013	1,000	1,005

Cognis Deutschland GmbH & Co. KG
7.670% due 05/12/2011	855	855

Cooper Standard Automotive, Inc.
7.875% due 12/31/2011	2,367	2,373

Covanta Energy Corp.
5.371% due 06/24/2012	520	524
7.576% due 06/30/2012	41	41
7.621% due 06/30/2012	332	335

DaVita, Inc.
7.110% due 05/16/2012	37	37
7.125% due 10/05/2012	27	27
7.370% due 10/05/2012	414	416
7.400% due 10/05/2012	239	240
7.510% due 10/05/2012	1,564	1,571
7.690% due 10/05/2012	390	392

DirecTV Holdings LLC
6.826% due 04/13/2013	995	997

Dresser-Rand Group, Inc.
7.324% due 10/29/2011	235	237
7.367% due 10/29/2011	196	197
7.400% due 10/29/2011	252	254
7.618% due 10/29/2011	196	197

El Paso Corp.
5.650% due 06/15/2009	2,000	1,970

Georgia-Pacific Corp.
7.367% due 12/20/2012	1,298	1,307
7.390% due 12/20/2012	5,333	5,350
7.485% due 12/20/2012	333	334

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	5,000	5,039

Headwaters, Inc.
7.330% due 04/30/2011	140	140
7.500% due 04/30/2011	1,021	1,020

HealthSouth Corp.
8.620% due 02/02/2013	3,491	3,508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hercules, Inc.
6.867% due 10/08/2010	$23	$23
7.010% due 10/08/2010	564	566

Ineos Group Holdings PLC
7.611% due 10/07/2013	2,250	2,270
8.111% due 10/07/2014	2,250	2,280

Insight Midwest Holdings LLC
7.438% due 12/31/2009	1,472	1,479

Jarden Corp.
7.367% due 01/24/2012	4,055	4,064

Jean Coutu Group, Inc.
8.000% due 07/30/2011	1,799	1,805

K&F Acquisition, Inc.
7.330% due 11/18/2012	1,314	1,319

Kinetic Concepts, Inc.
7.120% due 08/11/2010	786	789

Lukoil Finance Ltd.
5.000% due 01/11/2009	10,000	9,947

Masonite International Corp.
7.367% due 04/06/2013	9	9
7.490% due 04/06/2013	1,468	1,443

Mediacom Communications Corp.
7.002% due 02/28/2014	545	543
7.120% due 02/28/2014	727	724
7.270% due 02/28/2014	727	724

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	1,000	990
8.617% due 04/08/2012	5,970	5,920

Nalco Co.
6.480% due 11/01/2010	416	417
7.080% due 11/01/2010	420	421
7.230% due 11/04/2010	577	578

Neiman-Marcus Group, Inc.
7.891% due 04/06/2013	3,228	3,253

Nortek, Inc.
7.360% due 08/27/2011	1,970	1,965

Novelis, Inc.
7.718% due 01/07/2012	1,132	1,137

PanAmSat Corp.
7.497% due 06/30/2011	792	793
8.008% due 01/03/2014	1,648	1,660

Penn National Gaming, Inc.
7.020% due 05/26/2012	619	622
7.120% due 05/26/2012	60	60
7.240% due 05/26/2012	1,745	1,754
7.250% due 05/26/2012	545	548

PP Acquisition Corp.
8.330% due 11/12/2011	445	448

Primedia, Inc.
7.570% due 09/30/2013	1,188	1,175

Qwest Corp.
6.950% due 06/30/2010	2,000	2,027

Reliant Energy, Inc.
7.705% due 04/30/2010	722	723

Rexel S.A.
7.862% due 11/03/2013	1,365	1,376
8.591% due 04/18/2014	1,365	1,382

Reynolds American, Inc.
7.250% due 05/31/2012	74	75
7.313% due 05/31/2012	2,419	2,434

RH Donnelley, Inc.
6.830% due 06/30/2011	295	293
6.870% due 06/30/2011	306	304
6.880% due 06/30/2011	49	49

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.890% due 06/30/2011	$492	$488
6.900% due 06/30/2011	197	195
6.920% due 06/30/2011	49	49

Roundy’s Supermarket, Inc.
8.390% due 10/27/2011	2,462	2,486
8.440% due 10/27/2011	2,500	2,524

Shackleton Re Ltd.
12.968% due 08/01/2008	2,000	1,995
13.468% due 08/01/2008	500	501
13.489% due 02/07/2008	500	504

Simmons Bedding Co.
7.125% due 12/19/2011	305	307
7.375% due 12/19/2011	256	258
7.625% due 12/19/2011	179	181
7.750% due 12/19/2011	54	54
7.813% due 12/19/2011	66	67

Smurfit-Stone Container Enterprises, Inc.
5.234% due 11/01/2010	87	88
7.563% due 11/01/2011	168	169
7.625% due 11/01/2010	68	69
7.625% due 11/01/2011	33	34
7.688% due 11/01/2011	358	360

Solar Capital Corp.
7.999% due 02/11/2013	2,970	2,994

Telcordia Technologies, Inc.
7.900% due 09/09/2012	2,962	2,763

Tenneco, Inc.
7.311% due 12/12/2010	656	660
7.400% due 12/12/2010	1,656	1,666

Travelport
8.367% due 08/01/2013	81	82
8.367% due 08/22/2013	919	921

UGS Corp.
7.485% due 03/31/2012	2,035	2,035

Universal City Development Partners
7.350% due 06/09/2010	6	6
7.400% due 06/09/2010	364	364
7.510% due 06/09/2010	556	557

UPC Financing Partnership
7.640% due 03/31/2013	1,000	999
7.640% due 12/31/2013	1,000	999

Warner Chilcott, Inc.
4.729% due 01/18/2012	3	3
7.479% due 01/18/2012	2	2
7.610% due 01/18/2012	235	235
7.867% due 01/18/2012	1,115	1,118
7.968% due 01/18/2012	654	656

WMG Acquisition Corp.
7.205% due 02/28/2011	87	87
7.309% due 02/28/2011	88	88
7.320% due 02/28/2011	542	545
7.400% due 02/28/2011	834	838
7.511% due 02/28/2011	413	415

Worldspan LP
8.110% due 02/11/2010	27	27
8.125% due 02/11/2010	33	33
8.150% due 02/11/2010	50	50
8.188% due 02/11/2010	693	693
8.250% due 02/11/2010	50	50
8.375% due 02/11/2010	33	33

Xerium Technologies, Inc.
7.617% due 05/18/2012	1,464	1,460

Total Bank Loan Obligations (Cost $129,989)		129,653

58	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 30.0%

BANKING & FINANCE 12.8%
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	$2,000	$2,025

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	504

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,533

Banco Nacional de Desenvolvimento
Economico e Social
5.873% due 06/16/2008	8,000	7,890

Banco Santander Chile
5.740% due 12/09/2009	5,500	5,519

Bank of America Corp.
5.378% due 09/25/2009	11,000	11,006

Bank of America N.A.
5.485% due 07/25/2008	15,000	15,010

Banque Centrale de Tunisie
7.500% due 09/19/2007	3,000	3,069

Bear Stearns Cos., Inc.
5.660% due 09/09/2009	1,680	1,689
5.715% due 01/31/2011	7,500	7,520
5.785% due 01/30/2009	2,500	2,516
5.968% due 09/27/2007	650	654

Caterpillar Financial Services Corp.
5.454% due 08/11/2009	4,400	4,402
5.470% due 05/18/2009	5,000	5,007

CIT Group Holdings, Inc.
5.635% due 01/30/2009	5,000	5,014

CIT Group, Inc.
5.460% due 12/19/2007	5,100	5,107
5.620% due 09/20/2007	7,000	7,019
5.630% due 05/18/2007	100	100

Citigroup, Inc.
5.500% due 05/18/2011	5,000	5,006

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,375

Export-Import Bank of Korea
4.125% due 02/10/2009	2,500	2,443
4.250% due 11/06/2008	1,500	1,471
4.500% due 08/12/2009	5,500	5,386
5.656% due 11/16/2010	2,500	2,503

Ford Motor Credit Co.
7.077% due 01/15/2010	2,500	2,360
7.375% due 02/01/2011	11,600	11,144
8.466% due 11/02/2007	5,000	5,046

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,190

General Electric Capital Corp.
5.431% due 03/04/2008	2,500	2,503
5.506% due 05/10/2010	8,500	8,509
5.572% due 11/21/2011	2,000	2,010
5.585% due 04/30/2009	1,500	1,503
5.620% due 10/21/2010	4,500	4,510
5.650% due 09/15/2014	450	453

General Motors Acceptance Corp.
6.125% due 08/28/2007	4,000	3,995
6.407% due 01/16/2007	2,500	2,498

Genworth Global Funding Trusts
5.450% due 02/10/2009	2,400	2,403

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	1,500	1,501
5.477% due 12/22/2008	5,100	5,108
5.479% due 06/23/2009	4,700	4,705
5.536% due 11/10/2008	4,000	4,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.585% due 07/29/2008	$6,300	$6,313
5.660% due 10/27/2006	800	800
5.841% due 07/23/2009	4,135	4,165
5.889% due 10/07/2011	2,000	2,016

Hexion U.S. Finance Corp.
10.257% due 07/15/2010	600	615

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	4,200	4,210

HSBC Bank USA N.A.
5.460% due 09/21/2007	1,400	1,402

HSBC Finance Corp.
5.520% due 09/15/2008	3,000	3,009
5.590% due 02/09/2007	125	125
5.696% due 11/16/2009	4,500	4,528
6.538% due 11/13/2007	3,200	3,232

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	1,500	1,519

Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008	2,100	2,131

Intergas Finance BV
6.875% due 11/04/2011	400	410

International Lease Finance Corp.
5.907% due 01/15/2010	4,500	4,536

John Deere Capital Corp.
5.557% due 04/15/2008	5,300	5,304

Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	3,000	3,005
5.601% due 01/23/2009	4,800	4,808

Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007	3,400	3,424

MBNA Europe Funding PLC
5.490% due 09/07/2007	5,000	5,005

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	7,000	7,005
5.575% due 01/30/2009	4,900	4,907

Mirage Resorts, Inc.
6.750% due 08/01/2007	500	505
6.750% due 02/01/2008	1,500	1,517

Morgan Stanley
5.500% due 11/09/2006	2,500	2,500
5.530% due 02/15/2007	700	701
5.623% due 01/18/2008	2,000	2,004
5.640% due 01/12/2007	442	442
5.748% due 01/18/2011	5,000	5,016
5.751% due 01/22/2009	3,500	3,504
5.787% due 01/15/2010	3,500	3,521

National Australia Bank Ltd.
5.430% due 09/11/2009	10,400	10,407

Pemex Finance Ltd.
8.020% due 05/15/2007	1,250	1,260
8.450% due 02/15/2007	181	182
9.690% due 08/15/2009	780	845

Petroleum Export Ltd.
5.265% due 06/15/2011	5,108	5,001

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,785	2,731

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,601

SLM Corp.
5.565% due 01/25/2008	9,000	9,016
5.695% due 07/25/2008	500	502

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,514
7.240% due 10/24/2006	10,550	10,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Florida Holding Co. I
10.239% due 05/01/2010	$3,200	$3,304

Ventas Realty LP
8.750% due 05/01/2009	5,758	6,154

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	29,200	29,333
8.385% due 07/30/2007	2,200	2,251

Wachovia Corp.
5.510% due 03/15/2011	5,000	5,011

Wells Fargo & Co.
5.449% due 03/23/2010	5,000	5,007
5.600% due 01/12/2011	6,900	6,912

		371,042

INDUSTRIALS 11.7%
Abitibi-Consolidated, Inc.
8.890% due 06/15/2011	2,350	2,315

ABN AMRO Bank Luxemburg SA for
OJSC Oil Co. Rosneft
12.750% due 11/20/2006	2,000	2,027

Allied Waste North America, Inc.
8.500% due 12/01/2008	1,784	1,878

Anadarko Petroleum Corp.
5.790% due 09/15/2009	11,000	11,022

Boise Cascade LLC
8.382% due 10/15/2012	3,000	3,030

Bowater, Inc.
8.390% due 03/15/2010	2,500	2,547

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,005

Cablevision Systems Corp.
9.620% due 04/01/2009	6,600	7,054

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,230
8.875% due 09/15/2008	4,500	4,725
9.375% due 02/15/2007	430	435

CCO Holdings LLC
9.515% due 12/15/2010	4,000	4,110

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	1,000	1,095

Comcast Corp.
5.900% due 03/15/2016	2,900	2,907

Cox Communications, Inc.
5.940% due 12/14/2007	6,000	6,031

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,472
7.875% due 12/15/2007	351	357

CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,022

CSN Islands VII Corp.
10.750% due 09/12/2008	2,500	2,710

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	4,000	4,001
5.740% due 11/17/2006	1,000	1,000
5.820% due 03/13/2009	4,300	4,305
5.870% due 09/10/2007	800	802
5.918% due 08/03/2009	4,400	4,400

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,821

DirecTV Holdings LLC
8.375% due 03/15/2013	9,598	9,994

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EchoStar DBS Corp.
5.750% due 10/01/2008	$5,600	$5,565
6.375% due 10/01/2011	3,500	3,417
8.758% due 10/01/2008	2,755	2,790

El Paso Corp.
6.500% due 06/01/2008	4,300	4,327
6.950% due 12/15/2007	13,250	13,449
7.625% due 08/16/2007	16,525	16,814
7.625% due 09/01/2008	13,431	13,817
7.750% due 06/15/2010	650	676

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,600	2,860

Enterprise Products Operating LP
4.000% due 10/15/2007	250	246

FedEx Corp.
5.579% due 08/08/2007	4,200	4,207

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	990

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,757	2,740

General Electric Co.
5.430% due 12/09/2008	6,000	6,007

Georgia-Pacific Corp.
7.700% due 06/15/2015	10,000	10,000

Grupo Transportacion Ferroviaria Mexicana
S.A. de C.V.
10.250% due 06/15/2007	4,000	4,110

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,055

HJ Heinz Co.
6.428% due 12/01/2008	900	919

Host Marriott LP
9.500% due 01/15/2007	4,410	4,471

Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012	4,500	4,584

JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,755

JetBlue Airways Corp.
8.505% due 05/15/2010	1,788	1,791

Lyondell Chemical Co.
9.500% due 12/15/2008	884	914

Mandalay Resort Group
10.250% due 08/01/2007	2,000	2,075

Meritor Automotive, Inc.
6.800% due 02/15/2009	87	84

MGM Mirage
8.375% due 02/01/2011	2,500	2,619
9.750% due 06/01/2007	6,975	7,176

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,524

Nortel Networks Ltd.
9.730% due 07/15/2011	1,400	1,452

Oracle Corp.
5.730% due 01/13/2009	2,000	2,004

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,855
8.875% due 02/15/2009	5,000	5,162

Pemex Project Funding Master Trust
5.991% due 12/03/2012	1,200	1,198
6.690% due 06/15/2010	22,000	22,512
7.307% due 10/15/2009	100	103
8.500% due 02/15/2008	4,800	4,976

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Communications International, Inc.
7.250% due 02/15/2011	$1,000	$1,005
8.905% due 02/15/2009	7,850	8,036

Roseton
7.270% due 11/08/2010	1,500	1,523

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,030

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	4,000	4,097
10.500% due 10/21/2009	500	567

Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007	7,900	8,087

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	3,200	3,387

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	3,200	3,200

Sonat, Inc.
6.750% due 10/01/2007	1,000	1,010

Southern Natural Gas Co.
6.700% due 10/01/2007	1,700	1,718

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	894

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,018
6.787% due 04/15/2008	1,000	1,002

Transocean, Inc.
5.591% due 09/05/2008	3,300	3,302

TRW Automotive, Inc.
9.375% due 02/15/2013	5,000	5,350

United Airlines, Inc.
6.071% due 09/01/2014	1,093	1,092
6.201% due 03/01/2010	2,439	2,441

Vale Overseas Ltd.
8.625% due 03/08/2007	250	253

Verso Paper Holdings LLC and Verson Paper, Inc.
9.235% due 08/01/2014	1,000	1,015

Walt Disney Co.
5.490% due 09/10/2009	6,000	6,008

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,250

Xerox Corp.
6.160% due 12/18/2009	3,000	3,022
9.750% due 01/15/2009	1,000	1,088

		339,934

UTILITIES 5.5%
AES Corp.
8.750% due 05/15/2013	15,740	16,960

Alabama Power Co.
5.761% due 04/23/2007	100	100

America Movil S.A. de C.V.
5.500% due 03/01/2014	875	856
5.750% due 01/15/2015	850	839

American Electric Power Co., Inc.
4.709% due 08/16/2007	4,000	3,974

Appalachian Power Co.
5.697% due 06/29/2007	400	401

AT&T Corp.
7.300% due 11/15/2011	473	513

BellSouth Corp.
5.580% due 08/15/2008	15,000	15,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Communications Co.
7.625% due 08/15/2008	$5,480	$5,672

CMS Energy Corp.
7.500% due 01/15/2009	3,000	3,105
8.900% due 07/15/2008	2,190	2,305
9.875% due 10/15/2007	600	626

Deutsche Telekom International Finance BV
5.569% due 03/23/2009	3,500	3,505

Dominion Resources, Inc.
5.664% due 09/28/2007	5,000	5,003
5.687% due 05/15/2008	2,400	2,411

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,849
5.800% due 12/01/2009	7,400	7,386
6.140% due 12/08/2008	3,000	3,007

FirstEnergy Corp.
5.500% due 11/15/2006	270	270

Florida Power Corp.
5.802% due 11/14/2008	5,000	5,011

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,185

Korea Electric Power Corp.
4.250% due 09/12/2007	6,900	6,821
6.140% due 12/20/2007	500	504

Midwest Generation LLC
8.300% due 07/02/2009	3,347	3,416

NiSource Finance Corp.
3.200% due 11/01/2006	1,438	1,435
5.968% due 11/23/2009	3,500	3,502

Progress Energy, Inc.
5.850% due 10/30/2008	7,625	7,699
7.100% due 03/01/2011	3,375	3,621

PSEG Energy Holdings LLC
8.625% due 02/15/2008	9,850	10,269

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,270	3,290

Qwest Corp.
5.625% due 11/15/2008	6,000	5,985
7.500% due 06/15/2023	1,500	1,491
8.640% due 06/15/2013	1,500	1,612
8.875% due 03/15/2012	2,000	2,192

Rogers Wireless, Inc.
8.515% due 12/15/2010	9,750	9,945

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,814
8.000% due 06/01/2008	4,600	4,782

Southern California Edison Co.
5.465% due 12/13/2007	3,000	3,003

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	850	828

Time Warner Telecom Holdings, Inc.
9.405% due 02/15/2011	2,350	2,409

Verizon Global Funding Corp.
5.535% due 08/15/2007	1,800	1,802

		159,409

Total Corporate Bonds & Notes (Cost $867,733)		870,385

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
4.274% due 02/01/2035	828	824
4.500% due 10/25/2022	58	58
5.000% due 06/25/2027	24	24
5.470% due 04/25/2035	201	202

60	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 12/01/2033 - 07/01/2036	$33,727	$33,240
6.000% due 10/01/2036	142,000	142,666

Federal Home Loan Bank
5.212% due 03/18/2008	250,000	250,086
5.247% due 12/29/2006	100,000	100,008

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	3,300	3,241
5.000% due 06/15/2016 - 09/15/2024	2,633	2,621
5.632% due 10/25/2044	11,513	11,637

Total U.S. Government Agencies (Cost $543,088)		544,607

MORTGAGE-BACKED SECURITIES 2.2%
Banc of America Large Loan
5.450% due 01/15/2019	4,203	4,206

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	1,228	1,206

Commercial Mortgage Pass-Through Certificates
5.430% due 04/15/2017	4,250	4,253

Countrywide Alternative Loan Trust
5.400% due 10/25/2046	4,163	4,167

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	668	668

CS First Boston Mortgage Securities Corp.
2.611% due 08/15/2036	738	721
4.666% due 03/15/2036	12,000	11,693
4.938% due 12/15/2040	1,823	1,815

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,428

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	3,385	3,383

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	5,086	5,094

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	7,000	7,005

Washington Mutual, Inc.
5.640% due 01/25/2045	519	523

Total Mortgage-Backed Securities (Cost $62,899)		63,162

ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp.
5.410% due 02/25/2036	637	638

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	1,433	1,434

Argent Securities, Inc.
5.376% due 10/25/2036	3,600	3,605
5.410% due 03/25/2036	1,026	1,027
5.470% due 02/25/2036	1,648	1,649

Asset-Backed Funding Certificates
5.364% due 09/25/2036	1,919	1,920
5.680% due 06/25/2034	8,212	8,225

Bear Stearns Asset-Backed Securities, Inc.
5.410% due 12/25/2035	1,014	1,015

Carrington Mortgage Loan Trust
5.395% due 07/25/2036	1,770	1,771

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	3,900	3,904

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	$3,850	$3,852

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	5,000	4,999
5.380% due 01/25/2037	5,626	5,629
5.380% due 03/25/2047	3,200	3,200
5.390% due 09/25/2046	3,982	3,982
5.400% due 06/25/2036	1,642	1,643
5.400% due 07/25/2036	1,538	1,539
5.400% due 08/25/2036	1,562	1,564
5.409% due 07/25/2036	2,200	2,200
5.416% due 07/25/2036	1,700	1,701

First NLC Trust
5.450% due 02/25/2036	2,149	2,150

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	1,645	1,646

Fremont Home Loan Trust
5.420% due 01/25/2036	943	943

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	1,967	1,968

GSAMP Trust
5.420% due 11/25/2035	1,312	1,313

Home Equity Mortgage Trust
5.420% due 05/25/2036	740	740
5.440% due 02/25/2036	964	965

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,408	1,409

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	1,178	1,179

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	1,290	1,290

Lehman XS Trust
5.410% due 08/25/2046	5,863	5,868

Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	1,891	1,892
5.400% due 03/25/2036	909	910
5.420% due 01/25/2036	797	798
5.610% due 10/25/2034	4,057	4,062

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	1,959	1,961

Merrill Lynch Mortgage Investors, Inc.
5.390% due 04/25/2037	1,643	1,644
5.400% due 02/25/2037	1,415	1,416
5.406% due 09/25/2037	5,400	5,404

Morgan Stanley Capital I
5.400% due 02/25/2036	2,136	2,138

Nelnet Student Loan Trust
5.378% due 08/23/2011	928	929

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	1,057	1,058
5.410% due 01/25/2036	1,169	1,169

Residential Asset Securities Corp.
5.364% due 08/25/2036	3,267	3,269
5.400% due 07/25/2036	1,852	1,853
5.410% due 01/25/2036	1,051	1,052
5.420% due 01/25/2036	1,639	1,640
5.430% due 03/25/2035	80	80

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	2,800	2,801

SLM Student Loan Trust
5.455% due 01/25/2013	717	717

Soundview Home Equity Loan Trust
5.370% due 11/25/2036	1,697	1,698

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.460% due 12/25/2035		$1,210	$1,211

Total Asset-Backed Securities (Cost $112,603)			112,670

SOVEREIGN ISSUES 5.9%
Argentina Bonos
5.590% due 08/03/2012		12,500	8,806

Brazilian Government International Bond
7.875% due 03/07/2015		175	192
8.875% due 10/14/2019		50	60
10.000% due 08/07/2011		3,150	3,712

Chile Government International Bond
5.900% due 01/28/2008		6,461	6,482

Guatemala Government Bond
8.500% due 08/03/2007		1,700	1,742

Kazakhstan Government International Bond
11.125% due 05/11/2007		750	774

Korea Development Bank
3.875% due 03/02/2009		3,000	2,906
4.750% due 07/20/2009		10,300	10,159
5.250% due 11/16/2006		1,600	1,600
5.679% due 11/22/2012		7,500	7,521
5.900% due 10/20/2009		16,550	16,670

Mexico Government International Bond
6.200% due 01/13/2009		6,911	6,992

Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,343

Peru Government International Bond
5.000% due 03/07/2017		8,924	8,814

Republic of Korea
4.875% due 09/22/2014		2,000	1,946

Russia Government International Bond
8.250% due 03/31/2010		4,778	5,029
10.000% due 06/26/2007		3,000	3,103
12.750% due 06/24/2028		100	180

Ukraine Government International Bond
6.875% due 03/04/2011		250	254
8.902% due 08/05/2009		14,150	15,058
11.000% due 03/15/2007		2,007	2,055

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,431
6.511% due 04/20/2011		62,300	61,771

Total Sovereign Issues (Cost $166,821)			171,600

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013	EUR	2,000	2,566
6.628% due 04/08/2014		2,000	2,566

Basell NV
5.424% due 09/15/2013		669	858
5.558% due 09/15/2013		608	781
5.646% due 09/15/2013		576	740
6.146% due 09/15/2014		540	696
6.174% due 09/15/2014		269	346
6.308% due 09/15/2014		894	1,152
6.416% due 09/15/2014		468	603

Gaz Capital for Gazprom
7.800% due 09/27/2010		3,000	4,245

JSG Packaging PLC
5.650% due 01/12/2013		133	169
5.754% due 01/12/2013		112	143

See Accompanying Notes	Semiannual Report	September 30, 2006	61

Schedule of Investments  Floating Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.964% due 01/12/2014	EUR	168	$214
5.964% due 11/29/2014		449	573
6.090% due 01/12/2014		112	143
6.150% due 01/12/2014		133	169
6.464% due 01/12/2014		168	214
6.464% due 11/29/2014		449	573

Lecta S.A.
5.876% due 03/13/2009		2,514	3,158

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		2,100	2,688
6.036% due 11/30/2014		2,100	2,700
8.250% due 05/01/2016		1,400	1,926

Pirelli Cable
6.066% due 06/23/2014		3,900	5,020

Seat Pagine Gialle SpA
3.531% due 05/25/2012		2,000	2,542

SigmaKalon
5.991% due 09/19/2012		2,000	2,557
6.491% due 09/19/2013		2,000	2,569

Smurfit Kappa Funding PLC
5.741% due 11/29/2013		409	522
5.835% due 01/12/2013		230	294
6.241% due 11/29/2014		409	523
6.335% due 01/12/2014		230	295

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	9,006

UPC Broadband Holding BV
5.507% due 03/31/2013	EUR	1,767	2,239
5.509% due 12/31/2013		2,000	2,537

Wavin BV
5.688% due 09/13/2013		2,250	2,870
6.188% due 09/13/2014		2,250	2,883

Weather Investments II SARL
5.505% due 06/17/2012		2,100	2,660

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,335
6.798% due 06/17/2014		1,050	1,341

Total Foreign Currency-Denominated Issues (Cost $64,953)			66,416

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	297,200	$3,222

Total Common Stocks (Cost $3,236)		3,222

PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	3,610	3,682

Total Preferred Stocks (Cost $3,700)		3,682

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.0%

CERTIFICATES OF DEPOSIT 4.2%
Citibank New York N.A.
5.460% due 10/27/2006	$60,000	60,000

Unicredito Italiano SpA
5.355% due 11/20/2006	6,300	6,300
5.485% due 10/10/2006	55,000	55,000

		121,300

COMMERCIAL PAPER 15.7%
Fannie Mae
5.152% due 11/22/2006	18,000	17,869
5.252% due 10/11/2006	21,000	20,972
5.255% due 11/01/2006	37,000	36,838
5.270% due 10/18/2006	137,000	136,679

Federal Home Loan Bank
5.056% due 11/01/2006	120,000	119,409
5.157% due 10/20/2006	7,000	6,982
5.223% due 10/04/2006	35,000	34,990
5.240% due 11/01/2006	13,300	13,242

Freddie Mac
5.132% due 11/14/2006	15,000	14,908
5.133% due 11/14/2006	30,000	29,816
5.242% due 10/02/2006	24,300	24,300

		456,005

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 6.3%
Credit Suisse First Boston
5.050% due 10/02/2006		$183,700	$183,700

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.000% due 02/15/2009 - 06/15/2009 valued at $188,693. Repurchase proceeds are $183,777.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		2,983	2,983

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $3,046. Repurchase proceeds are $2,984.)

FRANCE TREASURY BILLS 5.2%
2.893% due 10/19/2006 - 12/21/2006 (b)	EUR	119,100	150,358

GERMANY TREASURY BILLS 0.7%
3.090% due 01/17/2007		17,500	21,981

JAPAN FINANCING BILLS 1.1%
0.361% due 10/04/2006	JPY	3,800,000	32,169

NETHERLANDS TREASURY BILLS 2.4%
2.950% due 10/31/2006 (b)	EUR	54,900	69,451

U.S. TREASURY BILLS 0.3%
4.787% due 11/30/2006 - 12/14/2006 (b)(c)(e)		$8,680	8,586

Total Short-Term Instruments (Cost $1,047,412)			1,046,533

PURCHASED OPTIONS (g) 0.0%
(Cost $121)			80

Total Investments (d) 103.7% (Cost $3,002,555)			$3,012,010

Written Options (h) (0.1%) (Premiums $1,294)			(3,138)

Other Assets and Liabilities (Net) (3.6%)			(105,332)

Net Assets 100.0%			$2,903,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $33,474 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $7,654 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	121	$110
90-Day Eurodollar June Futures	Long	06/2008	190	191
90-Day Eurodollar March Futures	Long	03/2008	310	308
90-Day Eurodollar September Futures	Long	09/2007	1,991	905
Euro-Bond 10-Year Note December Futures	Long	12/2006	665	571
Euro-Bond 10-Year Note December Futures Put Option Strike @ EUR 110.000	Long	12/2006	665	0

				$2,085

62	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.900%		06/20/2011	EUR	4,500	$0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.525%		06/20/2011		12,425	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.900%		06/20/2011		50,000	(86)
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	(4)
UBS AG	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	(56)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	(6)
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	(59)
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009		$100	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	10
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	355
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	206
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		4,800	98
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		8,000	42
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	45
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	(20)
Barclays Bank PLC	Celestica Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	21
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		72,500	448
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%	)	06/20/2015		12,900	(111)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		4,000	(41)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		4,000	(36)
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	19
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	(12)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	(2)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	10
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%		12/20/2009		500	(216)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	13
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	(25)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		10,000	6
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		35,000	253
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011		10,000	38
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%		09/20/2011		10,000	23
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		14,700	35
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%		09/20/2007		100	2
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		8,995	(92)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007		42,500	164
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%	)	03/20/2008		1,000	(6)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%		09/20/2008		420	2
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009		250	16
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009		125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009		100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009		1,000	36
Credit Suisse First Boston	Select Aggregate Market Index	Sell	2.150%		12/20/2009		540	(1)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%		03/20/2011		3,000	102
Credit Suisse First Boston	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		25,000	47
Credit Suisse First Boston	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		20,000	(38)
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011		10,000	6
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011		15,000	40
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%		09/20/2011		1,500	91
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%	)	03/20/2013		2,000	(75)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009		17,000	282
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010		26,829	781
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		45,000	38
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		45,000	277
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011		4,500	1
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%		07/20/2011		25,000	726
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011		1,000	3
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011		25,000	110
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%		08/20/2011		25,000	246

See Accompanying Notes	Semiannual Report	September 30, 2006	63

Schedule of Investments  Floating Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	$5,000	$20
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	25,000	481
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	3.250%		12/20/2011	11,500	(16)
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	975	2
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	250	9
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	15,000	948
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010	87,805	1,755
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,700	40
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011	25,000	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011	25,000	46
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	69,200	96
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	10,000	26
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	11,000	11
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	600	(1)
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	900	5
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,200	71
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	261
JPMorgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	933
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	187
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	8,000	52
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	4,000	(47)
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 6/28/2009	Sell	2.100%		09/20/2009	400	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	483
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010	17,073	473
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%		03/20/2011	40,000	102
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	104
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	246
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(80)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	16
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	18
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	11,200	28
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	12
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%		08/20/2011	50,000	(147)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%		08/20/2011	25,000	235
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%		08/20/2011	25,000	(16)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%		08/20/2011	25,000	3
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%		08/20/2011	25,000	20
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	27
Lehman Brothers, Inc.	General Electric Capital Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	29
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	550,805	1,138
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%	)	03/20/2008	1,000	(7)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	(41)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	8
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	6
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	(18)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	49
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%		03/20/2011	3,000	106
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,900	35
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	40
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	31,800	80
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	19
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	127
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	47
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%	)	03/20/2013	2,000	(78)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	5,700	83
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%		08/20/2007	15,000	37
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	0
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	2,029
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,900
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	38

64	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%	08/20/2011	$20,000	$263
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	09/20/2011	20,000	18
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	09/20/2008	10,000	86
UBS AG	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	499
UBS AG	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	29,000	129
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011	11,000	33
UBS AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011	10,000	18
UBS AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011	14,000	(6)
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011	11,000	23
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%	09/20/2011	25,000	30
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%	09/20/2011	25,000	30

						$17,898

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL-CDI-Compounded	Pay	13.690%	01/02/2009	BRL	111,930	$(158)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		16,000	241
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		8,790	218
Morgan Stanley	BRL-CDI-Compounded	Pay	13.700%	01/02/2009		102,209	(203)
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	176
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(405)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.505%	09/26/2016	HUF	3,500,000	71
Citibank N.A.	6-month EUR-LIBOR	Receive	7.530%	09/27/2016		2,500,000	(75)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.540%	09/27/2016		6,200,000	(206)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	43
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011	MXN	280,000	(122)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	(157)
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	84
Merrill Lynch & Co., Inc.	28-day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	(90)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$84,550	(2,508)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		105,700	(3,124)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,000	(623)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		52,100	(270)

							$(7,108)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description		Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures		$113.000	11/21/2006	1,810	$34	$28
Put - CBOT U.S. Treasury 10-Year Note December Futures		101.000	11/21/2006	2,522	48	39
Put - CME 90-Day Eurodollar June Futures		91.250	06/18/2007	440	4	3
Put - CME 90-Day Eurodollar March Futures		91.750	03/19/2007	1,085	10	7
Put - CME 90-Day Eurodollar March Futures		92.000	03/19/2007	316	3	2
Put - CME 90-Day Eurodollar September Futures		91.000	09/17/2007	185	2	1
Put - OTC United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	GBP	92.750	09/19/2007	300	4	0

					$105	$80

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2036	$87.313	11/06/2006	$140,000	$16	$0

See Accompanying Notes	Semiannual Report	September 30, 2006	65

Schedule of Investments Floating Income Fund (Cont.)	(Unaudited) September 30, 2006

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$106.000	11/21/2006	1,210	$706	$2,590
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	712	176	490
Put - CBOT U.S. Treasury 10-Year Note December Futures	102.000	11/21/2006	1,210	241	19
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	712	142	11

				$1,265	$3,110

Credit Default Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley		Receive	0.450%	06/20/2008	$5,500	$29	$28

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,689	01/2007	$0	$(38)	$(38)
Buy	CLP	1,754,935	12/2006	14	0	14
Buy	CNY	266,249	03/2007	0	(186)	(186)
Buy		274,903	08/2007	188	0	188
Buy	EUR	4,207	10/2006	0	(7)	(7)
Sell		243,824	10/2006	846	0	846
Buy		9,700	11/2006	0	(162)	(162)
Buy		13,700	03/2007	117	0	117
Sell	GBP	4,900	10/2006	104	0	104
Sell	HUF	2,572,925	11/2006	566	0	566
Sell		3,794,215	03/2007	0	(14)	(14)
Buy	INR	105,312	02/2007	38	0	38
Buy	JPY	3,990,000	10/2006	0	(8)	(8)
Sell		3,800,000	10/2006	13	0	13
Buy		1,694,792	11/2006	0	(455)	(455)
Sell		1,888,382	11/2006	375	0	375
Buy	KRW	2,288,782	03/2007	27	0	27
Buy	KZT	877,450	12/2006	0	(88)	(88)
Sell	MXN	42,220	12/2006	14	0	14
Buy	MYR	45,145	01/2007	0	(198)	(198)
Buy	PLN	10,422	11/2006	0	(48)	(48)
Buy	RUB	225,883	02/2007	428	0	428
Buy		93,263	03/2007	0	(5)	(5)
Buy		462,161	09/2007	3	0	3
Buy	SGD	3,853	11/2006	0	(1)	(1)
Sell	THB	474,625	01/2007	0	(58)	(58)
Buy	ZAR	9,318	11/2006	0	(301)	(301)

				$2,733	$(1,569)	$1,164

66	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 148.7%
Fannie Mae
2.917% due 07/01/2011	$5,738	$5,715
4.500% due 10/01/2021	8,000	7,720
5.000% due 01/01/2018 - 10/01/2036	9,232	8,960
5.298% due 03/01/2018	15	15
5.500% due 12/25/2014	61	61
9.000% due 07/01/2018	11	12

Federal Housing Administration
8.137% due 09/01/2040	47	48

Freddie Mac
5.000% due 12/01/2035 - 10/01/2036	5,122	4,927
5.017% due 05/01/2019	16	16
5.247% due 06/01/2030	29	29
6.675% due 05/01/2031	27	28
7.500% due 08/15/2029 (a)	42	9

Government National Mortgage Association
3.500% due 02/20/2026	15,067	14,824
4.000% due 01/20/2021 - 07/20/2035	4,829	4,802
4.500% due 07/20/2029 - 09/20/2035	12,504	12,405
4.750% due 07/20/2018 - 08/20/2025	30	30
5.000% due 10/01/2036	35,000	34,005
5.125% due 12/20/2017 - 10/20/2030	20	20
5.250% due 02/20/2030 (c)	2,170	2,178
5.375% due 06/20/2021 - 05/20/2032	5,543	5,594
5.375% due 05/20/2029 - 04/20/2032 (c)	14,432	14,570
5.500% due 04/15/2025 - 10/01/2036	150,428	149,580
5.530% due 01/16/2031 - 02/16/2032	5,408	5,419
5.580% due 08/16/2032	1,115	1,119
5.625% due 02/20/2018 - 03/20/2018	28	28
5.630% due 12/16/2026 - 08/16/2031	950	954
5.730% due 06/16/2027	1,030	1,033
5.830% due 07/16/2028	186	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 05/20/2016 - 05/16/2027	$120	$121
5.880% due 04/16/2032	369	373
5.980% due 05/16/2029 - 06/20/2030	921	929
6.000% due 11/15/2033 - 08/15/2036	74,937	75,879
6.500% due 12/15/2023 - 09/15/2036	37,151	38,119
7.500% due 10/15/2022 - 06/15/2033	6,429	6,742

Small Business Administration
7.449% due 08/01/2010	60	63

Total U.S. Government Agencies (Cost $395,529)		396,515

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Mortgage Securities
5.405% due 10/20/2032	82	82

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	187	187
5.660% due 03/25/2032	122	122
5.880% due 08/25/2033	224	224

Sequoia Mortgage Trust
5.670% due 06/20/2032	182	182

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	303	304

Structured Asset Securities Corp.
6.630% due 08/25/2032	3	3

Total Mortgage-Backed Securities (Cost $1,104)		1,104

ASSET-BACKED SECURITIES 0.8%
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	19	19

Centex Home Equity
5.630% due 01/25/2032	66	66

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	133	134

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Asset Trust
5.630% due 11/25/2032	$3	$2

Saxon Asset Securities Trust
5.590% due 08/25/2032	16	15

Structured Asset Securities Corp.
5.614% due 01/25/2033	86	87

Total Asset-Backed Securities (Cost $1,971)		1,987

SHORT-TERM INSTRUMENTS 7.7%

COMMERCIAL PAPER 7.7%
Danske Corp.
5.255% due 01/18/2007	800	787
5.270% due 12/27/2006	4,900	4,837

General Electric Capital Corp.
5.250% due 01/16/2007	7,200	7,086

Societe Generale N.A.
5.245% due 01/08/2007	2,000	1,971

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	5,700	5,700

		20,381

U.S. TREASURY BILLS 0.0%
4.810% due 12/14/2006 (d)	75	74

Total Short-Term Instruments (Cost $20,460)		20,455

PURCHASED OPTIONS (f) 0.0%
(Cost $51)		16

Total Investments (b) 157.6% (Cost $419,115)		$420,077

Written Options (g) (0.0%) (Premiums $52)		(17)

Other Assets and Liabilities (Net) (57.6%)		(153,475)

Net Assets 100.0%		$266,585

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $581 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $15,532 at a weighted average interest rate of 5.170%. On September 30, 2006, securities valued at $16,748 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2007	80	$60
90-Day Eurodollar March Futures	Long	03/2007	28	28

				$88

See Accompanying Notes	Semiannual Report	September 30, 2006	67

Schedule of Investments GNMA Fund (Cont.)	(Unaudited) September 30, 2006

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)		(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy		(1.400%	)	06/28/2046	$1,000	$(8)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Sell		2.550%		12/25/2035	2,000	18
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 7.388% due 06/25/2038	Buy		(2.500%	)	06/25/2038	1,500	82
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 6.138% due 06/25/2046	Buy		(0.800%	)	06/25/2046	1,500	28
UBS AG	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Buy		(2.250%	)	12/25/2035	2,000	(14)

								$106

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate		Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay		5.000%		12/20/2013	$4,300	$89
Goldman Sachs & Co.	3-month USD-LIBOR	Receive		5.000%		12/20/2016	4,000	(119)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $	316		07/01/2011	8,000	(290)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay		5.000%		12/20/2013	6,100	127
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		5.000%		12/20/2016	3,500	(104)

								$(297)

(f)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	$14,900	$51	$16

(g)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	$6,400	$52	$17

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2036	$5,500	$5,266	$5,287
Fannie Mae	5.500%	10/01/2036	12,500	12,337	12,316
Government National Mortgage Association	5.500%	10/01/2036	31,000	30,727	30,797
Government National Mortgage Association	6.000%	10/01/2036	12,000	12,150	12,146
Government National Mortgage Association	6.500%	10/01/2036	10,000	10,253	10,256

				$70,733	$70,802

68	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.2%
Aleris International, Inc.
9.625% due 12/31/2006	$4,000	$4,009

Amadeus Global Travel Distribution S.A.
7.749% due 04/08/2012	7,044	7,041
8.117% due 04/08/2013	1,994	2,010
8.617% due 04/08/2014	1,970	1,993

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	563	567
7.318% due 02/09/2011	396	399
7.570% due 01/20/2011	396	399
7.617% due 02/09/2011	3,170	3,192
7.650% due 01/20/2011	230	231
7.749% due 01/20/2011	3,963	3,990

Charter Communications Operating LLC
8.125% due 04/25/2013	18,750	18,850

CSC Holdings, Inc.
7.080% due 02/24/2013	46	46
7.110% due 02/24/2013	3,112	3,103
7.122% due 03/29/2013	2,118	2,111
7.218% due 03/29/2013	2,118	2,111

Delphi Corp.
13.750% due 06/14/2011	2,890	2,994

Ferrellgas Partners LP
7.240% due 08/01/2010 (m)	26,000	26,086

Georgia-Pacific Corp.
8.390% due 12/23/2013	25,880	26,150

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	9,000	9,070

Headwaters, Inc.
7.330% due 04/30/2011	1,463	1,462
7.500% due 04/30/2011	10,690	10,680

HealthSouth Corp.
8.620% due 02/02/2013	29,177	29,319

Hertz Corp.
5.390% due 12/21/2012	1,000	1,007
7.580% due 12/21/2012	2,276	2,292
7.610% due 12/21/2012	340	342
7.700% due 12/21/2012	3,073	3,095
7.730% due 12/21/2012	2,276	2,292

Ineos Group Holdings PLC
7.611% due 10/07/2012	15,800	15,894
7.611% due 10/07/2013	1,250	1,261
8.111% due 10/07/2014	1,250	1,267

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	1,463	1,449
8.749% due 04/08/2012	6,484	6,429

Northwest Airlines Corp.
7.900% due 08/22/2008	4,500	4,489

NTL Investment
7.305% due 01/06/2013	4,000	4,018

Primedia, Inc.
7.570% due 09/30/2013	2,000	1,978

Rexel S.A.
7.862% due 11/03/2013	2,000	2,017
8.591% due 04/18/2014	2,000	2,025

Roundy’s Supermarket, Inc.
8.390% due 10/27/2011	5,294	5,345
8.440% due 10/27/2011	5,375	5,426

Smurfit Kappa Funding PLC
7.745% due 11/29/2013	700	705
8.245% due 11/29/2014	700	705

VNU/Nielson Finance LLC
8.190% due 08/08/2013	4,500	4,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weather Investments II SARL
11.282% due 10/26/2014	$3,000	$3,142

Total Bank Loan Obligations (Cost $225,342)		225,481

CORPORATE BONDS & NOTES 83.3%

BANKING & FINANCE 12.0%
AES Ironwood LLC
8.857% due 11/30/2025	48,801	54,169

AES Red Oak LLC
8.540% due 11/30/2019	14,670	15,696

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	40,704	44,367

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	31,253

Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	21,000	21,113

Consolidated Communications Illinois
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,049
10.120% due 10/30/2006	9,250	9,308

El Paso Performance-Linked Trust
7.750% due 07/15/2011	11,500	11,874

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,552

Ford Motor Credit Co.
7.000% due 10/01/2013	1,300	1,208
7.250% due 10/25/2011	3,000	2,832
7.375% due 02/01/2011	144,244	138,575
7.875% due 06/15/2010	46,695	45,511
8.625% due 11/01/2010	6,265	6,246
9.750% due 09/15/2010	2,000	2,067

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,788

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,638
6.750% due 12/01/2014	6,675	6,527
6.875% due 09/15/2011	3,360	3,346
6.875% due 08/28/2012	21,890	21,693
7.000% due 02/01/2012	19,400	19,357
7.250% due 03/02/2011	56,209	56,583
8.000% due 11/01/2031	18,250	19,135

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,047

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	24,356

Petroleum Export Ltd. II
6.340% due 06/20/2011	18,564	18,204

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,437

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	5,500	5,734

Sets Trust
8.850% due 04/02/2007	5,000	5,048

Targeted Return Index Securities Trust
7.548% due 05/01/2016	40,020	40,105

Tenneco, Inc.
8.625% due 11/15/2014	12,395	12,302
10.250% due 07/15/2013	30,680	33,441

TNK-BP Finance S.A.
7.500% due 07/18/2016	12,750	13,343

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Development Partners
11.750% due 04/01/2010	$24,617	$26,648

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	7,969
10.239% due 05/01/2010	1,133	1,170

Ventas Realty LP
6.750% due 04/01/2017	8,250	8,343
7.125% due 06/01/2015	8,975	9,278
8.750% due 05/01/2009	17,040	18,212

Wilmington Trust Co.
10.210% due 01/01/2009 (m)	203	205
10.732% due 01/01/2013 (m)	4,960	5,176

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,154

		843,094

INDUSTRIALS 55.6%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,150	5,627

Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	5,249	4,291
7.400% due 04/01/2018	1,202	992
8.550% due 08/01/2010	12,925	12,893
8.850% due 08/01/2030	22,530	19,038

Albertson’s, Inc.
7.450% due 08/01/2029	14,800	13,783

Allied Waste North America, Inc.
7.250% due 03/15/2015	56,251	56,110
7.875% due 04/15/2013	52,771	54,222

American Stores Co.
8.000% due 06/01/2026	9,900	10,079

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,045
7.250% due 05/20/2015	20,820	20,846

ANR Pipeline Co.
8.875% due 03/15/2010	2,040	2,149

Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,773

Armor Holdings, Inc.
8.250% due 08/15/2013	6,490	6,750

Arvin Capital I
9.500% due 02/01/2027	1,500	1,530

ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	47,701

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	10,425	10,190

Bowater Canada Finance
7.950% due 11/15/2011	27,140	26,054

Bowater, Inc.
9.375% due 12/15/2021	1,200	1,182
9.500% due 10/15/2012	3,800	3,876

Boyd Gaming Corp.
7.125% due 02/01/2016	15,695	15,263

Buhrmann US, Inc.
7.875% due 03/01/2015	13,790	13,342
8.250% due 07/01/2014	14,890	14,778

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,225

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	25,689

Cascades, Inc.
7.250% due 02/15/2013	12,980	12,720

CCO Holdings LLC
8.750% due 11/15/2013	73,080	73,902

See Accompanying Notes	Semiannual Report	September 30, 2006	69

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CDRV Investors, Inc.
0.000% due 01/01/2015 (e)	$15,150	$11,287

Celestica, Inc.
7.625% due 07/01/2013	18,125	18,080

Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,436

Charter Communications Operating LLC
8.000% due 04/30/2012	8,430	8,535
8.375% due 04/30/2014	14,625	14,936

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,108
6.875% due 01/15/2016	18,395	18,073
7.000% due 08/15/2014	22,515	22,374
7.500% due 09/15/2013	500	510
7.500% due 06/15/2014	12,395	12,596
7.750% due 01/15/2015	6,000	6,150

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,325	7,325

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,216

Community Health Systems, Inc.
10.000% due 03/13/2007	3,500	3,557
10.228% due 10/19/2006	4,000	4,022

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	20,917	21,284
7.373% due 06/15/2017	1,246	1,235
7.566% due 09/15/2021	2,950	2,935

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	18,773

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,532
7.500% due 05/01/2011	3,000	3,082

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	9,971
7.750% due 11/15/2015	20,645	21,006

CSC Holdings, Inc.
7.250% due 04/15/2012	5,665	5,672
7.625% due 04/01/2011	65,005	67,036
7.875% due 02/15/2018	2,200	2,294

DaVita, Inc.
7.250% due 03/15/2015	50,415	49,785

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	38,433

Delta Air Lines, Inc.
7.379% due 05/18/2010	7,067	7,080
7.570% due 05/18/2012	16,204	16,234

Dex Media East LLC
9.875% due 11/15/2009	1,700	1,800

Dex Media West LLC
9.875% due 08/15/2013	43,213	46,886

DirecTV Holdings LLC
6.375% due 06/15/2015	27,565	26,049
8.375% due 03/15/2013	14,253	14,841

Dresser, Inc.
10.125% due 04/15/2011	47,190	49,608

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,299

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,380

EchoStar DBS Corp.
6.375% due 10/01/2011	33,496	32,700
6.625% due 10/01/2014	12,760	12,170
7.000% due 10/01/2013 (b)	8,775	8,621
7.125% due 02/01/2016	43,870	42,609
8.758% due 10/01/2008	3,205	3,245

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
El Paso Corp.
7.375% due 12/15/2012	$19,050	$19,455
7.420% due 02/15/2037	2,000	1,930
7.750% due 01/15/2032	4,850	4,996
7.800% due 08/01/2031	38,422	39,575
8.050% due 10/15/2030	9,175	9,588
9.625% due 05/15/2012	3,469	3,859
10.750% due 10/01/2010	21,200	23,426

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,044

El Paso Production Holding Co.
7.750% due 06/01/2013	37,395	38,423

Equistar Chemicals LP
8.750% due 02/15/2009	9,055	9,417

Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,522

Ferrellgas Partners LP
7.120% due 08/01/2008 (m)	11,000	10,967
8.750% due 06/15/2012	13,843	14,466
8.780% due 08/01/2007 (m)	14,000	14,159
8.870% due 08/01/2009 (m)	7,300	7,622

Ford Motor Co.
7.450% due 07/16/2031	24,053	18,701

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	33,598

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,051

General Motors Corp.
8.250% due 07/15/2023	19,810	17,259

Georgia-Pacific Corp.
7.250% due 06/01/2028	16,350	15,369
7.375% due 12/01/2025	32,535	30,908
7.700% due 06/15/2015	10,550	10,550
7.750% due 11/15/2029	5,900	5,694
8.000% due 01/15/2024	47,475	47,000
9.500% due 12/01/2011	625	677

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	27,400	27,948

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	9,380	9,990
10.250% due 06/15/2007	2,000	2,055

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,002

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,610

HCA, Inc.
6.250% due 02/15/2013	3,300	2,764
6.750% due 07/15/2013	22,618	19,197
6.950% due 05/01/2012	14,095	12,386
7.190% due 11/15/2015	28,378	23,769
7.500% due 12/15/2023	3,500	2,731
7.690% due 06/15/2025	12,025	9,447
7.875% due 02/01/2011	15,525	14,923
8.360% due 04/15/2024	1,890	1,570
9.000% due 12/15/2014	7,936	7,460

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,106
8.125% due 06/01/2012	7,575	7,774

Hertz Corp.
8.875% due 01/01/2014	45,500	47,889

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,639

Host Marriott LP
6.750% due 06/01/2016	7,825	7,757
7.000% due 08/15/2012	3,000	3,049
7.125% due 11/01/2013	37,180	37,831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ineos Group Holdings PLC
8.500% due 02/15/2016	$35,400	$33,896

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,970

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	19,850	20,967
11.250% due 06/15/2016	9,000	9,608

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,175

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	15,840	16,117
8.625% due 01/15/2015	50,555	51,945
10.484% due 01/15/2012	9,300	9,474

Invensys PLC
9.875% due 03/15/2011	8,564	9,292

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	4,020	3,729
8.250% due 10/01/2012	8,665	8,340

JET Equipment Trust
7.630% due 08/15/2012 (a)	3,304	2,710
9.410% due 06/15/2010 (a)	944	916
10.000% due 06/15/2012 (a)	7,081	6,869

L-3 Communications Corp.
6.375% due 10/15/2015	19,755	19,311
7.625% due 06/15/2012	29,420	30,450

Legrand France
8.500% due 02/15/2025	13,950	15,868

Lyondell Chemical Co.
8.000% due 09/15/2014	9,125	9,285
8.250% due 09/15/2016	8,125	8,288

Mandalay Resort Group
7.625% due 07/15/2013	9,915	9,841
9.375% due 02/15/2010	25,633	27,523

MGM Mirage
6.625% due 07/15/2015	38,280	36,940
6.875% due 04/01/2016	4,000	3,880
8.375% due 02/01/2011	21,660	22,690

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,492

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	5,500	5,319

Nalco Co.
7.750% due 11/15/2011	15,825	16,221
8.875% due 11/15/2013	17,350	18,174

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,296
6.625% due 04/15/2016	14,100	13,783

Norampac, Inc.
6.750% due 06/01/2013	12,679	12,045

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	10,600	11,196

Nortel Networks Ltd.
10.125% due 07/15/2013	12,375	13,118
10.750% due 07/15/2016	7,175	7,713

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,343

Novelis, Inc.
8.250% due 02/15/2015	18,435	17,605

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	25,025	23,899
7.750% due 05/15/2011	4,050	4,182
8.750% due 11/15/2012	15,285	16,202

Peabody Energy Corp.
6.875% due 03/15/2013	23,960	23,720

70	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pogo Producing Co.
7.875% due 05/01/2013	$9,020	$9,234

PQ Corp.
7.500% due 02/15/2013	15,150	14,468

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,863

Primedia, Inc.
8.000% due 05/15/2013	11,850	10,813
8.875% due 05/15/2011	9,400	9,236

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,239

Qwest Communications International, Inc.
7.250% due 02/15/2011	33,580	33,748
7.500% due 02/15/2014	150,366	151,494

Reynolds American, Inc.
7.250% due 06/01/2012	7,119	7,358
7.250% due 06/01/2013	15,975	16,519
7.625% due 06/01/2016	16,395	17,089
7.750% due 06/01/2018	11,870	12,453

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,372
8.875% due 01/15/2016	33,085	33,333

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,658

Rocky River Realty
8.810% due 04/14/2007 (m)	511	515

Rogers Cable, Inc.
6.750% due 03/15/2015	23,305	23,655
7.875% due 05/01/2012	3,500	3,754
8.750% due 05/01/2032	7,100	8,414

Roseton
7.270% due 11/08/2010	35,650	36,207
7.670% due 11/08/2016	38,885	39,687

Sanmina-SCI Corp.
8.125% due 03/01/2016	13,470	13,268

SemGroup LP
8.750% due 11/15/2015	12,000	12,165

Seneca Gaming Corp.
7.250% due 05/01/2012	15,860	15,939

Sensata Technologies BV
8.000% due 05/01/2014	15,400	15,054

Service Corp. International
7.375% due 10/01/2014 (b)	7,800	7,888
7.625% due 10/01/2018 (b)	7,200	7,281

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,982
9.625% due 10/01/2012	48,873	51,805

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	44,375	42,822
9.750% due 02/01/2011	16,742	17,328

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,711

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,931
7.625% due 07/15/2011	16,475	16,969

Station Casinos, Inc.
6.500% due 02/01/2014	12,040	11,333
6.625% due 03/15/2018	4,175	3,789
6.875% due 03/01/2016	30,475	28,723
7.750% due 08/15/2016	30,260	31,546

Suburban Propane Partners LP
6.875% due 12/15/2013	27,380	26,559

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,810	52,842

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Superior Essex Communications LLC
9.000% due 04/15/2012	$6,395	$6,523

Telenet Group Holding NV
0.000% due 06/15/2014 (e)	981	863

Tenet Healthcare Corp.
6.375% due 12/01/2011	10,409	9,199
7.375% due 02/01/2013	43,110	39,068
9.250% due 02/01/2015	3,600	3,483
9.875% due 07/01/2014	4,035	4,040

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	2,910

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	10,000	9,967

TransDigm, Inc.
7.750% due 07/15/2014	3,000	3,038

Triad Hospitals, Inc.
7.000% due 11/15/2013	40,148	39,194

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,828

TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,266

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25
9.625% due 09/01/2024 (a)	17,690	64

UGS Corp.
10.000% due 06/01/2012	4,000	4,340

United Airlines, Inc.
6.071% due 09/01/2014	5,020	5,017
6.201% due 03/01/2010	3,691	3,694
6.602% due 03/01/2015	4,626	4,641

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,499

Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,825

Verso Paper Holdings LLC
9.125% due 08/01/2014	24,255	24,528

VWR International, Inc.
6.875% due 04/15/2012	16,100	16,100
8.000% due 04/15/2014	42,913	43,503

Williams Cos., Inc.
7.500% due 01/15/2031	4,800	4,764
7.625% due 07/15/2019	43,005	44,940
7.750% due 06/15/2031	1,771	1,780
7.875% due 09/01/2021	91,028	95,579
8.750% due 03/15/2032	1,000	1,100

Windstream Corp.
8.625% due 08/01/2016	11,975	12,873

Wynn Las Vegas LLC
6.625% due 12/01/2014	100,000	97,500

Xerox Corp.
6.400% due 03/15/2016	13,500	13,500
6.750% due 02/01/2017	6,350	6,477
7.200% due 04/01/2016	12,075	12,739
7.625% due 06/15/2013	15,940	16,817

Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,167

		3,925,255

UTILITIES 15.7%
AES Corp.
8.750% due 05/15/2013	37,290	40,180

American Cellular Corp.
10.000% due 08/01/2011	23,705	24,949

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	$2,000	$1,740

Cincinnati Bell, Inc.
7.250% due 07/15/2013	21,375	21,963
8.375% due 01/15/2014	38,260	38,834

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,431
7.450% due 07/01/2035	5,460	4,969
9.000% due 08/15/2031	20,510	22,099

CMS Energy Corp.
6.875% due 12/15/2015	14,450	14,667
7.500% due 01/15/2009	25,650	26,548
8.500% due 04/15/2011	3,300	3,580

Edison Mission Energy
7.500% due 06/15/2013	10,780	10,942
7.750% due 06/15/2016	11,865	12,073

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	27,660	28,559
10.789% due 05/01/2013	5,100	5,240

Homer City Funding LLC
8.734% due 10/01/2026	11,899	13,238

Insight Midwest LP
9.750% due 10/01/2009	28,728	29,303
10.500% due 11/01/2010	18,603	19,347

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,299

Kinder Morgan Finance Co.
5.700% due 01/05/2016	18,025	16,668

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,113

Midwest Generation LLC
8.560% due 01/02/2016	77,682	82,586
8.750% due 05/01/2034	22,510	24,142

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,733
8.375% due 10/14/2010	7,300	7,583

MSW Energy Holdings LLC
8.500% due 09/01/2010	600	621

Nevada Power Co.
6.500% due 05/15/2018	6,000	6,266

Nextel Communications, Inc.
7.375% due 08/01/2015	33,105	34,190

NRG Energy, Inc.
7.250% due 02/01/2014	27,750	27,611
7.375% due 02/01/2016	66,465	66,216

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	66,292

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	20,200	20,301
7.625% due 08/03/2021	75	73
7.750% due 02/15/2031	275	267
7.900% due 08/15/2010	23,360	24,119

Qwest Corp.
7.200% due 11/10/2026	15,626	15,079
7.500% due 06/15/2023	24,006	23,886
8.875% due 03/15/2012	43,820	48,038

Reliant Energy, Inc.
6.750% due 12/15/2014	47,340	45,269
9.250% due 07/15/2010	33,295	34,710

Rogers Wireless, Inc.
6.375% due 03/01/2014	14,600	14,618
7.500% due 03/15/2015	24,475	26,249
8.000% due 12/15/2012	5,785	6,175

Rural Cellular Corp.
9.875% due 02/01/2010	26,665	27,932

See Accompanying Notes	Semiannual Report	September 30, 2006	71

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Resources
6.750% due 08/15/2017	$10,830	$10,889
7.803% due 06/15/2012	15,562	16,478
8.625% due 03/15/2014	15,942	17,293

South Point Energy Center LLC
8.400% due 05/30/2012	23,463	22,891

TECO Energy, Inc.
6.750% due 05/01/2015	8,560	8,817
7.000% due 05/01/2012	4,265	4,436

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,859	20,544

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	41,674	44,070

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)	3,046	3,182

		1,111,298

Total Corporate Bonds & Notes (Cost $5,834,255)		5,879,647

CONVERTIBLE BONDS & NOTES 1.1%

BANKING & FINANCE 0.7%
Deutsche Bank AG
1.800% due 05/29/2009	5,000	5,175
2.000% due 10/07/2009	9,825	9,848

IXIS Financial Products, Inc.
0.800% due 06/15/2009	5,000	5,033
1.650% due 06/15/2009	4,950	4,811
1.875% due 06/15/2009	5,000	4,786

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (h)	4,650	5,032
2.070% due 06/15/2009 (h)	5,000	5,250
3.119% due 06/15/2009 (h)	5,000	5,323

Merrill Lynch & Co., Inc.
2.300% due 06/22/2009	4,900	5,115

		50,373

INDUSTRIALS 0.2%
Allied Waste North America, Inc.
4.250% due 04/15/2034	904	836

Chesapeake Energy Corp.
2.750% due 11/15/2035	2,725	2,800

EchoStar Communications Corp.
5.750% due 05/15/2008	8,000	8,060

		11,696

UTILITIES 0.2%
CMS Energy Corp.
2.875% due 12/01/2024	16,075	18,647

Total Convertible Bonds & Notes (Cost $79,453)		80,716

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017	31	31

Total U.S. Government Agencies (Cost $32)		31

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	698	677

Total Mortgage-Backed Securities (Cost $661)		677

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 4.6%
Aleris International, Inc.
7.375% due 12/31/2006	EUR	5,000	$6,354

Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013		460	591
6.628% due 04/08/2014		460	591

Cablecom GmbH
3.360% due 04/15/2011	CHF	20,000	15,989

Cognis Holding GmbH
12.282% due 01/15/2015 (c)	EUR	887	1,061

Ferrovial
5.000% due 04/07/2011	GBP	7,500	13,967

JSG Holding PLC
11.500% due 10/01/2015	EUR	10,174	13,309

JSG Packaging PLC
5.562% due 01/12/2013		1,090	1,391
5.650% due 01/12/2013		820	1,046
5.754% due 01/12/2013		726	927
6.062% due 01/12/2014		1,090	1,391
6.090% due 01/12/2014		726	927
6.150% due 01/12/2014		820	1,046

Lighthouse International Co. S.A.
8.000% due 04/30/2014		35,775	49,164

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		12,300	15,747
6.036% due 11/30/2014		12,176	15,654
6.036% due 11/30/2015		124	159
8.250% due 05/01/2016		18,975	26,107

NTL Cable PLC
8.750% due 04/15/2014		9,000	11,955

Rhodia S.A.
8.000% due 06/01/2010		13,290	17,906

SigmaKalon
5.491% due 06/30/2012		1,527	1,936

Smurfit Kappa Funding PLC
5.741% due 11/29/2013		2,652	3,387
5.835% due 01/12/2013		1,413	1,804
6.241% due 11/29/2014		2,652	3,396
6.335% due 01/12/2014		1,413	1,809
10.125% due 10/01/2012		26,675	37,292

Telenet Communications NV
9.000% due 12/15/2013		10,458	14,786

UPC Broadband Holding BV
5.507% due 03/31/2013		7,636	9,678
5.509% due 12/31/2013		8,645	10,965

UPC Holding BV
7.750% due 01/15/2014		4,525	5,523
8.625% due 01/15/2014		13,375	17,044

Weather Investments II SARL
5.505% due 06/17/2012		4,200	5,321

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,500
6.798% due 06/17/2014		5,900	7,538

Total Foreign Currency-Denominated Issues (Cost $297,770)			323,261

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (m)		65,885	504

U.S. Airways Group, Inc. ‘A’		12,224	2

Total Common Stocks (Cost $0)			506

CONVERTIBLE PREFERRED STOCKS 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,530

Total Convertible Preferred Stocks (Cost $3,627)			3,530

		SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	$26,324

Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,222

Total Preferred Stocks (Cost $49,049)			48,546

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.9%

CERTIFICATES OF DEPOSIT 1.1%
Unicredito Italiano SpA
5.355% due 11/20/2006		$77,600	77,601

COMMERCIAL PAPER 2.2%
ANZ National International Ltd.
5.275% due 11/16/2006		17,600	17,484

General Electric Capital Corp.
5.270% due 11/15/2006		8,600	8,545

Santander Finance
5.285% due 11/14/2006		51,100	50,777

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006		10,800	10,729

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		70,500	70,500

			158,035

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.050% due 10/02/2006		67,000	67,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $68,308. Repurchase proceeds are $67,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		6,304	6,304

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,434. Repurchase proceeds are $6,307.)

NETHERLANDS TREASURY BILLS 0.5%
2.905% due 10/31/2006	EUR	26,970	34,119

SPAIN TREASURY BILLS 0.6%
2.956% due 12/22/2006		34,700	43,690

U.S. TREASURY BILLS 0.4%
4.866% due 11/30/2006 - 12/14/2006 (d)(f)(i)		$28,565	28,308

Total Short-Term Instruments (Cost $414,971)			415,057

PURCHASED OPTIONS (k) 0.0%
(Cost $31)			20

Total Investments (g) 98.9% (Cost $6,905,191)			$6,977,472

Written Options (l) (0.0%) (Premiums $962)			(1,584)

Other Assets and Liabilities (Net) 1.1%			81,135

Net Assets 100.0%			$7,057,023

72	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Securities with an aggregate market value of $4,955 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $161,118 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $13,918 at a weighted average interest rate of 5.450%. On September 30, 2006, securities valued at $15,605 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $20,877 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	4,530	$2,727
90-Day Eurodollar December Futures	Long	07/1908	1,589	3,103
90-Day Eurodollar June Futures	Long	06/2008	1,362	443
90-Day Eurodollar June Futures	Long	06/2009	227	170
90-Day Eurodollar March Futures	Long	03/2008	3,457	1,831
90-Day Eurodollar March Futures	Long	03/2009	232	172

				$11,008

(j)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY 3,974,000	$51
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%		03/20/2007	$5,000	27
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	10,000	234
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	35,350	0
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007	5,900	51
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.220%		09/20/2008	3,000	34
Barclays Bank PLC	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	10,000	(120)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	48
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.480%		10/20/2011	24,000	154
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(5.270%	)	09/20/2012	900	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	4,000	85
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007	1,300	3
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	43
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	25
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Buy	(3.250%	)	12/20/2011	93,500	0
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%		03/20/2007	5,000	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	27
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(1)
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	3.150%		09/20/2011	10,000	161
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%		12/20/2006	3,000	9
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	45
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	52,950	131
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	11,500	(289)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	130,100	186
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	22
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	138
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	10,000	(11)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	20,000	19
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	42
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		03/20/2007	5,100	146
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%		03/20/2007	3,000	87
JPMorgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500%	)	03/20/2007	3,000	(3)
JPMorgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	1
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	21
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%		03/20/2007	5,000	(7)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	(65)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%		03/20/2011	3,000	46
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%		06/20/2011	5,000	(64)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	170
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	80,300	(4)

See Accompanying Notes	Semiannual Report	September 30, 2006	73

Schedule of Investments High Yield Fund (Cont.)	(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	$17,000	$(160)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%		12/04/2006	6,500	41
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%		12/20/2006	5,000	39
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	113
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	16
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	50
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	250
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	47,750	0
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	5,000	14
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	72
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	125
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	223
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	183
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(184)
Royal Bank of Scotland Group PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		12/20/2006	2,000	33
Royal Bank of Scotland Group PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%		03/20/2007	5,000	(2)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%		12/20/2006	1,775	21
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		12/20/2006	6,800	57

							$2,347

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$20

(l)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 109.000	11/21/2006	5,180	$659	$1,457
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	4,053	303	127

				$962	$1,584

(m)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,030	$21,113	0.30%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,159	21,284	0.30%
Ferrellgas Escrow LLC	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,061	10,967	0.15%
Ferrellgas Escrow LLC	8.780%	08/01/2007	06/30/2003	14,322	14,159	0.20%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,969	26,086	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,778	7,622	0.11%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	NA	NA	07/15/2004	0	504	0.01%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 - 01/13/2005	512	515	0.01%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,960	9,967	0.14%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,028	3,182	0.05%
Wilmington Trust Corp.	10.210%	01/01/2009	06/29/1993	201	205	0.00%
Wilmington Trust Corp.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,863	5,176	0.07%

				$117,883	$120,780	1.71%

(n)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	20,128	12/2006	$311	$0	$311
Buy	EUR	16,038	10/2006	0	(27)	(27)
Sell		314,745	10/2006	1,091	0	1,091
Buy	GBP	273	10/2006	0	(6)	(6)
Buy	JPY	13,407,145	11/2006	0	(3,600)	(3,600)

				$1,402	$(3,633)	$(2,231)

74	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 77.4%

BANKING & FINANCE 32.6%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$202

Allstate Corp.
7.200% due 12/01/2009	200	212

American International Group, Inc.
2.875% due 05/15/2008	300	290
5.050% due 10/01/2015	200	195
6.250% due 05/01/2036	200	211

Anadarko Finance Co.
6.750% due 05/01/2011	200	210

Archstone-Smith Trust
7.900% due 02/15/2016	25	28

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	52

Bank of America Corp.
3.875% due 01/15/2008	50	49
4.750% due 08/01/2015	500	481
5.700% due 09/06/2007	175	176

Bank One Corp.
5.250% due 01/30/2013	100	100
7.600% due 05/01/2007	60	61
9.875% due 03/01/2009	50	55

Bank One N.A.
5.708% due 10/01/2007	100	100

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
5.700% due 01/15/2007	300	300
5.700% due 11/15/2014	200	203

Bellsouth Capital Funding Corp.
7.875% due 02/15/2030	200	229

BNP Paribas
5.186% due 06/29/2049	500	474

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	241

CIT Group, Inc.
5.460% due 12/19/2007	200	200
7.750% due 04/02/2012	240	266

Citigroup Capital II
7.750% due 12/01/2036	500	518

Citigroup, Inc.
5.000% due 09/15/2014	200	195
5.451% due 06/04/2007	135	135
5.625% due 08/27/2012	400	408
6.000% due 02/21/2012	190	198
6.125% due 08/25/2036	100	103

Commonwealth Bank of Australia
6.024% due 03/29/2049	250	250

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	97

General Electric Capital Corp.
5.000% due 01/08/2016	100	98
5.447% due 06/22/2007	100	100
5.450% due 01/15/2013	350	355
5.620% due 10/21/2010	500	501
6.750% due 03/15/2032	500	573
7.875% due 12/01/2006	10	10

General Motors Acceptance Corp.
6.875% due 09/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group LP
4.500% due 06/15/2010	$250	$245

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	297
5.477% due 12/22/2008	200	200
5.700% due 09/01/2012	300	306
6.125% due 02/15/2033	100	100
6.600% due 01/15/2012	100	106

HBOS Capital Funding LP
6.071% due 06/29/2049	300	305

HBOS PLC
5.920% due 09/29/2049	100	97

HSBC Capital Funding LP
4.610% due 12/29/2049	1,330	1,236

HSBC Finance Corp.
4.125% due 03/11/2008	200	197
4.125% due 12/15/2008	100	98

HSBC Holdings PLC
6.500% due 05/02/2036	200	213

International Lease Finance Corp.
4.875% due 09/01/2010	150	148
5.750% due 10/15/2006	98	98

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	287
5.125% due 09/15/2014	100	98
5.750% due 10/15/2008	100	101
6.625% due 03/15/2012	350	372
7.125% due 06/15/2009	100	105

KFW International Finance
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	288
5.599% due 12/23/2010	150	150
6.625% due 01/18/2012	30	32

MBNA America Bank N.A.
7.125% due 11/15/2012	145	159

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	97
5.489% due 08/22/2008	300	300
5.590% due 04/26/2007	70	70
5.700% due 02/05/2010	300	301

MetLife, Inc.
5.250% due 12/01/2006	300	300

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	152

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	107

Morgan Stanley
4.750% due 04/01/2014	400	381
5.300% due 03/01/2013	325	325
5.375% due 10/15/2015	250	247
6.600% due 04/01/2012	100	106

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	252

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	219

Preferred Term Securities XII
5.940% due 03/24/2034	100	100

Prudential Financial, Inc.
4.104% due 11/15/2006	30	30
5.540% due 06/13/2008	100	100

Prudential Insurance Co. of America
7.650% due 07/01/2007	250	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank Capital Funding II
5.260% due 12/29/2049	$50	$49

Rabobank Capital Funding Trust
5.254% due 12/29/2049	300	290

Resona Bank Ltd.
5.850% due 09/29/2049	100	98

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	313

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	292

UBS Preferred Funding Trust V
6.243% due 05/29/2049	500	518

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	98

USB Capital IX
6.189% due 04/15/2049	475	481

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	200	201

Wachovia Bank N.A.
5.000% due 08/15/2015	300	291
7.800% due 08/18/2010	30	33

Wachovia Capital Trust III
5.800% due 03/15/2042	200	201

Washington Mutual, Inc.
5.250% due 09/15/2017	250	241

Wells Fargo & Co.
5.449% due 03/23/2010	75	75
5.600% due 01/12/2011	200	200

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	32

Westfield Group
5.700% due 10/01/2016	100	100

		20,359

INDUSTRIALS 26.8%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	100

American Airlines, Inc.
6.978% due 10/01/2012	100	102
7.858% due 04/01/2013	50	54

American Greetings Corp.
7.375% due 06/01/2016	100	102

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	203
6.450% due 09/15/2036	200	205

Barrick Gold Corp.
5.800% due 11/15/2034	100	94

Barrick Gold Finance Co.
4.875% due 11/15/2014	100	95

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32

Boston Scientific Corp.
5.450% due 06/15/2014	100	96
6.000% due 06/15/2011	100	101

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	99
5.850% due 02/01/2035	200	187
6.000% due 08/15/2016	100	102

Cardinal Health, Inc.
5.640% due 10/02/2009 (b)	200	200

See Accompanying Notes	Semiannual Report	September 30, 2006	75

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CBS Corp.
5.625% due 08/15/2012	$500	$495

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	100	96
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	203

Cisco Systems, Inc.
5.479% due 02/20/2009	60	60

Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	95

Clorox Co.
5.515% due 12/14/2007	30	30

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	114

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	315
8.875% due 05/01/2017	35	42

Comcast Corp.
5.300% due 01/15/2014	100	98
5.850% due 01/15/2010	200	203
5.900% due 03/15/2016	100	100
7.050% due 03/15/2033	100	107

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	200	200

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	102

Coventry Health Care, Inc.
5.875% due 01/15/2012	100	100

Cox Communications, Inc.
4.625% due 06/01/2013	160	149
5.940% due 12/14/2007	100	101
6.750% due 03/15/2011	100	104
7.125% due 10/01/2012	100	107
7.750% due 11/01/2010	130	140

CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	200	201
7.300% due 01/15/2012	100	106

Delhaize America, Inc.
8.125% due 04/15/2011	250	270

Delta Air Lines, Inc.
7.379% due 05/18/2010	47	47
7.570% due 05/18/2012	100	100

Devon Financing Corp. ULC
7.875% due 09/30/2031	200	245

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	98

EnCana Corp.
4.750% due 10/15/2013	100	95

Enterprise Products Operating LP
5.000% due 03/01/2015	200	188

Fund American Cos., Inc.
5.875% due 05/15/2013	150	149

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	250

Gazprom International S.A.
7.201% due 02/01/2020	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Georgia-Pacific Corp.
8.125% due 05/15/2011	$100	$103

HCA, Inc.
6.950% due 05/01/2012	200	176

Hess Corp.
7.875% due 10/01/2029	200	237

Hilton Hotels Corp.
8.250% due 02/15/2011	230	249

HJ Heinz Co.
6.428% due 12/01/2008	200	204

Humana, Inc.
6.450% due 06/01/2016	200	208

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	147

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	99

International Business Machines Corp.
8.375% due 11/01/2019	30	38

International Paper Co.
6.750% due 09/01/2011	300	319

JC Penney Corp., Inc.
8.000% due 03/01/2010	100	108

JetBlue Airways Corp.
9.640% due 03/15/2008	63	63

Kern River Funding Corp.
4.893% due 04/30/2018	68	66

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	190
7.125% due 03/15/2012	350	371

Kroger Co.
5.500% due 02/01/2013	200	197

MGM Mirage
6.625% due 07/15/2015	100	96

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	200	237

Motorola, Inc.
7.600% due 01/01/2007	200	201

Newmont Mining Corp.
5.875% due 04/01/2035	100	94

News America Holdings, Inc.
9.250% due 02/01/2013	400	474

Oracle Corp.
5.000% due 01/15/2011	150	149

Packaging Corp. of America
5.750% due 08/01/2013	100	98

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	196
8.000% due 11/15/2011	260	286

Phelps Dodge Corp.
8.750% due 06/01/2011	200	225
9.500% due 06/01/2031	200	263

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	188

Plum Creek Timberlands LP
5.875% due 11/15/2015	200	198

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	105

Reynolds American, Inc.
7.250% due 06/01/2012	100	103

Safeway, Inc.
4.950% due 08/16/2010	100	98
5.718% due 03/27/2009	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	$200	$222

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	106

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	61	65

Time Warner, Inc.
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	529
7.700% due 05/01/2032	100	112

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	33

Transocean, Inc.
7.500% due 04/15/2031	190	224

Tyson Foods, Inc.
6.850% due 04/01/2016	335	346

United Airlines, Inc.
10.125% due 03/22/2015 (a)	97	45

USX Corp.
6.850% due 03/01/2008	30	31

Vale Overseas Ltd.
6.250% due 01/11/2016	100	100

Valero Energy Corp.
3.500% due 04/01/2009	100	96
6.125% due 04/15/2007	100	100
7.500% due 04/15/2032	100	116

Viacom, Inc.
5.750% due 04/30/2011	100	100

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.490% due 09/10/2009	100	100
6.375% due 03/01/2012	100	105

Waste Management, Inc.
7.000% due 10/15/2006	250	250
7.100% due 08/01/2026	10	11

WellPoint, Inc.
4.250% due 12/15/2009	100	97

Weyerhaeuser Co.
6.125% due 03/15/2007	38	38

Williams Cos., Inc.
6.375% due 10/01/2010	100	100

Wyeth
4.375% due 03/01/2008	100	99

Wynn Las Vegas LLC
6.625% due 12/01/2014	100	98

Xerox Corp.
6.160% due 12/18/2009	100	101

XTO Energy, Inc.
6.100% due 04/01/2036	100	99
6.250% due 04/15/2013	100	103
7.500% due 04/15/2012	100	109

Yum! Brands, Inc.
8.875% due 04/15/2011	140	158

		16,773

UTILITIES 18.0%
Appalachian Power Co.
3.600% due 05/15/2008	100	97

AT&T Corp.
7.300% due 11/15/2011	447	485
8.000% due 11/15/2031	200	245

AT&T, Inc.
5.100% due 09/15/2014	300	290

76	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
5.200% due 09/15/2014	$300	$290
5.200% due 12/15/2016	100	95

British Telecommunications PLC
8.375% due 12/15/2010	100	112
8.625% due 12/15/2030	100	134

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	52

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	98
5.375% due 04/15/2013	100	99
5.500% due 08/15/2016	350	345

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	360

Duke Energy Corp.
6.250% due 01/15/2012	130	135
6.450% due 10/15/2032	200	215

Embarq Corp.
7.082% due 06/01/2016	200	204

Energy East Corp.
6.750% due 07/15/2036	100	105

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	145
4.875% due 11/01/2011	100	96

Entergy Louisiana LLC
5.560% due 09/01/2015	50	49

Exelon Corp.
4.900% due 06/15/2015	200	189

FirstEnergy Corp.
6.450% due 11/15/2011	100	104

Florida Power Corp.
5.802% due 11/14/2008	50	50

France Telecom S.A.
7.750% due 03/01/2011	230	252

GTE South, Inc.
6.125% due 06/15/2007	30	30

Indianapolis Power & Light
6.300% due 07/01/2013	150	155

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	204

Nevada Power Co.
6.500% due 05/15/2018	150	157

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	108

Ohio Edison Co.
5.450% due 05/01/2015	100	99
5.647% due 06/15/2009	100	100

Pacific Gas & Electric Co.
6.050% due 03/01/2034	300	303

PNPP II Funding Corp.
8.510% due 11/30/2006	14	14

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	195

Progress Energy, Inc.
6.850% due 04/15/2012	200	214
7.100% due 03/01/2011	200	215
7.750% due 03/01/2031	200	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PSEG Power LLC
6.950% due 06/01/2012	$200	$212
8.625% due 04/15/2031	100	130

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	153

Qwest Corp.
8.640% due 06/15/2013	100	108

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	43	41

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	202

Southern California Edison Co.
5.000% due 01/15/2014	200	196

Sprint Capital Corp.
6.000% due 01/15/2007	40	40
6.875% due 11/15/2028	100	102
8.375% due 03/15/2012	500	561
8.750% due 03/15/2032	100	122

System Energy Resources, Inc.
4.875% due 10/01/2007	100	99

TECO Energy, Inc.
6.750% due 05/01/2015	200	206

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	190
5.250% due 11/15/2013	100	95
6.108% due 07/18/2011	200	199

Telefonica Emisones SAU
5.984% due 06/20/2011	100	102

Telus Corp.
8.000% due 06/01/2011	30	33

Time Warner Telecom Holdings, Inc.
9.405% due 02/15/2011	100	102

TXU Energy Co. LLC
7.000% due 03/15/2013	200	210

Verizon Communications, Inc.
5.350% due 02/15/2011	200	201

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	230

Verizon New England, Inc.
6.500% due 09/15/2011	200	205

Verizon Wireless Capital LLC
5.375% due 12/15/2006	200	200

Virginia Electric & Power Co.
5.375% due 02/01/2007	80	80
5.400% due 01/15/2016	500	493

Vodafone Group PLC
3.950% due 01/30/2008	30	30
5.427% due 06/29/2007	50	50
7.750% due 02/15/2010	30	32

Xcel Energy, Inc.
6.500% due 07/01/2036	100	106

		11,260

Total Corporate Bonds & Notes (Cost $48,791)		48,392

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
5.500% due 10/01/2036	3,300	3,252
6.000% due 10/01/2036	1,800	1,808

Total U.S. Government Agencies (Cost $5,045)		5,060

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 1.9%
Brazilian Government International Bond
8.000% due 01/15/2018		$126	$139

Croatia Government International Bond
6.375% due 07/31/2010		27	27

Korea Development Bank
4.750% due 07/20/2009		300	296

Mexico Government International Bond
5.625% due 01/15/2017		150	149
8.300% due 08/15/2031		80	100

Panama Government International Bond
9.625% due 02/08/2011		100	115

Russia Government International Bond
5.000% due 03/31/2030		150	168
10.000% due 06/26/2007		83	86

South Africa Government International Bond
7.375% due 04/25/2012		90	98
9.125% due 05/19/2009		30	33

Total Sovereign Issues (Cost $1,149)			1,211

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	397

Credit Logement S.A.
4.604% due 03/29/2049		300	380

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	150

France Telecom S.A.
6.750% due 03/14/2008		90	119

HSBC Holdings PLC
5.375% due 12/20/2012		60	81

RBS Capital Trust A
6.467% due 12/29/2049		325	456

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	48

Rogers Wireless, Inc.
7.625% due 12/15/2011		50	48

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	426

Total Foreign Currency-Denominated Issues (Cost $1,990)			2,105

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%
ERP Operating LP
3.850% due 08/15/2026		200,000	203

MetLife, Inc.
6.375% due 02/15/2009		4,000	119

Total Convertible Preferred Stocks (Cost $302)			322

PREFERRED STOCKS 0.2%
Goldman Sachs Group, Inc.
6.196% due 12/31/2049		4,000	103

Total Preferred Stocks (Cost $100)			103

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.9%

COMMERCIAL PAPER 13.3%
Bank of America Corp.
5.260% due 12/18/2006		$800	791

See Accompanying Notes	Semiannual Report	September 30, 2006	77

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.355% due 11/03/2006	$1,200	$1,194

HBOS Treasury Services PLC
5.260% due 12/07/2006	1,300	1,287

ING U.S. Funding LLC
5.255% due 12/18/2006	1,600	1,581

Societe Generale N.A.
5.380% due 10/12/2006	800	799

Spintab AB
5.350% due 11/02/2006	1,500	1,493

UBS Finance Delaware LLC
5.355% due 10/24/2006	1,200	1,196

		8,341

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$1,305	$1,305

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $1,335. Repurchase proceeds are $1,306.)

FRANCE TREASURY BILLS 0.0%
2.958% due 11/02/2006	EUR	20	25

U.S. TREASURY BILLS 0.5%
4.816% due 11/30/2006 - 12/14/2006 (c)(e)		$310	307

Total Short-Term Instruments (Cost $9,980)			9,978

VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $3)	$5

Total Investments (d) 107.4% (Cost $67,360)	$67,176

Written Options (h) (0.0%) (Premiums $21)	(20)

Other Assets and Liabilities (Net) (7.4%)	(4,606)

Net Assets 100.0%	$62,550

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $145 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $307 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	134	$65
90-Day Eurodollar December Futures	Long	12/2008	2	2
90-Day Eurodollar June Futures	Long	06/2008	58	82
90-Day Eurodollar June Futures	Long	06/2009	2	2
90-Day Eurodollar March Futures	Long	03/2008	85	88
90-Day Eurodollar March Futures	Long	03/2009	2	2
90-Day Eurodollar September Futures	Short	09/2008	9	(4)
U.S. Treasury 10-Year Note December Futures	Long	12/2006	6	(3)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	31	60

				$294

78	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	$200	$2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	7
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%		06/20/2010	100	1
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	1
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	0
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	3
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	100	1
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	12
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	(8)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(1)
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	250	0
JPMorgan Chase & Co.	Ford Motor Co. 7.450% due 07/16/2031	Buy	(3.700%	)	12/20/2006	200	(2)
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	9
Lehman Brothers, Inc.	Ford Motor Co. 7.450% due 07/16/2031	Sell	4.450%		12/20/2006	200	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%	)	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.010%		09/20/2011	200	(2)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	2
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	0
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	2

							$32

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	4.500%	12/15/2007	CAD	13,800	$(21)
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	6
UBS AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	130,000	(26)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$400	(12)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	(1)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	30
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	15
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,000	(21)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,040	(149)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		5,800	93
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(20)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,000	59
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/19/2008		500	0

							$(53)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$ 92.000	03/19/2007	45	$1	$1
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	22	0	0

				$1	$1

See Accompanying Notes	Semiannual Report	September 30, 2006	79

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)	(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	$500	$2	$4

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$109.000	11/21/2006	48	$10	$14
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	23	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.000	11/21/2006	25	7	2

				$18	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	$200	$3	$4

(i)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2036	$630	$622	$621

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	51	10/2006	$0	$0	$0
Sell		51	10/2006	0	0	0
Buy		51	12/2006	0	0	0
Buy		58	01/2007	0	0	0
Sell	CAD	100	10/2006	1	0	1
Buy	CLP	13,000	11/2006	0	0	0
Buy		14,495	12/2006	0	0	0
Sell	EUR	1,319	10/2006	5	0	5
Sell	GBP	149	10/2006	3	0	3
Buy	INR	1,109	02/2007	0	0	0
Buy		911	03/2007	0	0	0
Buy	JPY	97,463	11/2006	0	(26)	(26)
Buy	KRW	21,900	12/2006	0	0	0
Buy		8,246	02/2007	0	0	0
Buy		35,969	03/2007	1	0	1
Buy	MXN	370	12/2006	0	0	0
Buy		339	01/2007	0	0	0
Buy	PLN	145	11/2006	0	(1)	(1)
Buy	RUB	140	12/2006	0	0	0
Buy		346	01/2007	0	0	0
Buy		1,007	03/2007	0	0	0
Buy	SGD	70	11/2006	0	0	0
Buy		18	03/2007	0	0	0
Buy	TWD	335	10/2006	0	0	0
Buy		241	02/2007	0	0	0
Buy	ZAR	153	11/2006	0	(5)	(5)

				$10	$(32)	$(22)

80	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Long Duration Total Return Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 24.3%

BANKING & FINANCE 1.8%
BAC Capital Trust VI
5.625% due 03/08/2035	$15	$14

RBS Capital Trust I
6.425% due 12/29/2049	30	30

Wachovia Corp.
5.500% due 08/01/2035	10	10

		54

INDUSTRIALS 12.4%
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	30	28

Comcast Corp.
7.050% due 03/15/2033	20	21

Conoco Funding Co.
7.250% due 10/15/2031	10	12

EnCana Corp.
6.500% due 08/15/2034	30	31

Georgia-Pacific Corp.
7.750% due 11/15/2029	30	29

Intelsat Bermuda Ltd.
11.250% due 06/15/2016	30	32

Kraft Foods, Inc.
6.500% due 11/01/2031	30	33

Lockheed Martin Corp.
7.750% due 05/01/2026	7	9

Norfolk Southern Corp.
7.250% due 02/15/2031	10	12

Time Warner, Inc.
7.700% due 05/01/2032	50	56

Valero Energy Corp.
7.500% due 04/15/2032	30	35

Viacom, Inc.
6.875% due 04/30/2036	50	50

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

		378

UTILITIES 10.1%
AT&T Corp.
8.000% due 11/15/2031	50	61

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
6.550% due 06/15/2034	$15	$15

British Telecommunications PLC
8.875% due 12/15/2030	10	14

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	30	37

Duke Energy Corp.
6.450% due 10/15/2032	30	32

France Telecom S.A.
8.500% due 03/01/2031	30	39

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	50	51

Pacific Gas & Electric Co.
6.050% due 03/01/2034	30	30

Verizon Global Funding Corp.
5.850% due 09/15/2035	32	30

		309

Total Corporate Bonds & Notes (Cost $730)		741

U.S. GOVERNMENT AGENCIES 40.8%
Fannie Mae
4.000% due 02/25/2019	100	90
5.000% due 08/25/2033	35	28
5.500% due 04/25/2033 - 10/01/2036	736	724
6.000% due 12/25/2034	112	110
7.125% due 01/15/2030	200	254

Freddie Mac
8.250% due 06/01/2016	30	37

Total U.S. Government Agencies (Cost $1,234)		1,243

U.S. TREASURY OBLIGATIONS 28.1%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	108	110
3.375% due 01/15/2007	39	38

U.S. Treasury Bonds
4.500% due 02/15/2036	140	134
6.000% due 02/15/2026	500	572

Total U.S. Treasury Obligations (Cost $844)		854

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.0%
Washington Mutual, Inc.
5.667% due 10/25/2046		$30	$30

Total Mortgage-Backed Securities (Cost $30)			30

ASSET-BACKED SECURITIES 1.9%
Argent Securities, Inc.
5.376% due 10/25/2036		30	30

Bear Stearns Asset-Backed Securities, Inc.
5.256% due 07/25/2036		29	29

Total Asset-Backed Securities (Cost $59)			59

FOREIGN CURRENCY-DENOMINATED ISSUES 6.2%
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	188

Total Foreign Currency-Denominated Issues (Cost $188)			188

SHORT-TERM INSTRUMENTS 22.7%

REPURCHASE AGREEMENTS 19.3%
Credit Suisse First Boston
5.050% due 10/02/2006		$400	400
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% due 02/15/2009 valued at $411. Repurchase proceeds are $400.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		188	188
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $196. Repurchase proceeds are $188.)

			588

U.S. TREASURY BILLS 3.4%
4.831% due 11/30/2006 - 12/14/2006 (a)(d)		105	104

Total Short-Term Instruments (Cost $692)			692

Total Investments (c) 125.0% (Cost $3,777)			$3,807

Written Options (e) (0.1%) (Premiums $3)			(4)

Other Assets and Liabilities (Net) (24.9%)			(759)

Net Assets 100.0%			$3,044

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $89 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $104 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2006	5	$0
90-Day Eurodollar December Futures	Long	12/2007	7	1
U.S. Treasury 5-Year Note December Futures	Long	12/2006	4	2
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1	1
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	1	2

				$6

See Accompanying Notes	Semiannual Report	September 30, 2006	81

Schedule of Investments Long Duration Total Return Fund (Cont.)	(Unaudited) September 30, 2006

(e)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 108.000	11/21/2006	1	$1	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/21/2006	1	1	0
Call - CBOT U.S. Treasury 20-Year Bond December Futures	110.000	11/21/2006	1	1	3

				$3	$4

(f)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	23	10/2006	$0	$0	$0
Sell	GBP	100	10/2006	1	0	1
Buy	JPY	10,531	11/2006	0	(1)	(1)
Sell		1,745	11/2006	0	0	0

				$1	$(1)	$0

82	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 6.6%
Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$100

Allstate Life Global Funding Trusts
5.545% due 01/25/2008	2,200	2,204

Bayerische Landesbank
6.625% due 06/25/2007	250	252

CIT Group, Inc.
5.546% due 08/17/2009	6,000	6,007

Citigroup, Inc.
5.525% due 01/30/2009	13,800	13,813

General Electric Capital Corp.
5.431% due 03/04/2008	10,000	10,011

Goldman Sachs Group, Inc.
5.664% due 06/28/2010	2,300	2,314

HSBC Finance Corp.
5.520% due 09/15/2008	15,000	15,045

Inter-American Development Bank
6.625% due 03/07/2007	340	342

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	4,200	4,252

JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50

Lehman Brothers Holdings, Inc.
5.601% due 01/23/2009	9,200	9,215

Morgan Stanley
5.550% due 02/09/2009	8,000	8,015
5.800% due 04/01/2007	100	100

Postal Square LP
6.500% due 06/15/2022	1,612	1,706

Pricoa Global Funding I
5.565% due 01/25/2008	2,200	2,204

U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,209	7,040

Wells Fargo & Co.
5.125% due 02/15/2007	250	250
5.449% due 03/23/2010	10,800	10,815

		93,735

INDUSTRIALS 1.0%
DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	11,800	11,813

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,222

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	861

		14,896

UTILITIES 0.7%
GTE Corp.
7.510% due 04/01/2009	100	105

Verizon Global Funding Corp.
5.535% due 08/15/2007	9,500	9,509

		9,614

Total Corporate Bonds & Notes (Cost $118,060)		118,245

MUNICIPAL BONDS & NOTES 1.0%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	$400	$417

Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,260

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	721

Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,220

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,755

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,067

Total Municipal Bonds & Notes (Cost $13,903)		14,809

U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
0.000% due 03/25/2009 (c)	395	373
4.231% due 11/01/2034	1,149	1,141
4.487% due 07/01/2035	1,474	1,462
4.500% due 12/15/2019 - 09/01/2035	16,989	15,730
5.000% due 11/25/2015 - 08/25/2036	21,167	19,269
5.125% due 07/16/2018	500	482
5.410% due 07/25/2035	6,820	6,826
5.420% due 09/25/2035	14,697	14,711
5.500% due 01/01/2033 - 10/01/2036	38,304	37,702
5.530% due 03/18/2031	1,412	1,416
5.632% due 03/01/2044	2,409	2,423
5.678% due 04/01/2028	143	145
5.800% due 02/09/2026	15,000	15,027
5.930% due 10/25/2017	318	322
5.965% due 10/01/2024	242	240
6.000% due 05/17/2027	1,673	1,704
6.230% due 04/25/2032	270	276
6.250% due 12/25/2013	7	7
6.446% due 02/01/2028	32	33
6.500% due 11/25/2023 - 07/25/2031	5,571	5,782
6.520% due 11/01/2023	482	491
6.625% due 11/15/2030	25,000	30,117
6.632% due 12/01/2027	227	231
6.736% due 05/01/2025	61	63
6.750% due 06/25/2032	5,295	5,410
6.900% due 05/25/2023	340	354
6.950% due 07/25/2020	109	113
7.000% due 06/25/2022 - 05/18/2027	4,704	4,969
7.095% due 08/01/2026	20	20
7.421% due 10/01/2024	7	7
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	48	50
9.000% due 08/01/2021 - 06/01/2027	156	169
1,197.968% due 08/25/2007 (b)	0	1

Farmer Mac
7.277% due 07/25/2011	2,351	2,365

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,192
5.125% due 07/09/2029	675	671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.150% due 03/25/2020	$1,000	$1,001
5.750% due 12/07/2028	500	538

Federal Home Loan Bank
3.875% due 10/23/2006	24,000	23,981
5.120% due 01/10/2013	6,500	6,408
5.250% due 07/24/2018	15,000	14,496
5.300% due 06/26/2023	2,000	1,891

Federal Housing Administration
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	1,653	1,667
7.000% due 11/25/2019	408	411
7.430% due 10/01/2022 - 06/01/2024	1,115	1,126

Freddie Mac
0.000% due 12/11/2025	34,600	12,949
3.750% due 11/15/2006	50,000	49,911
4.000% due 11/15/2018	12,632	11,422
4.160% due 10/25/2023	130	130
4.375% due 11/16/2007	10,000	9,924
4.500% due 12/15/2019 - 07/15/2035	33,195	28,923
4.750% due 01/19/2016	19,400	19,106
5.000% due 03/18/2014 - 09/15/2035	26,519	24,098
5.125% due 04/18/2011	27,000	27,259
5.400% due 03/17/2021	20,000	20,018
5.500% due 06/15/2034 - 07/15/2036	26,118	25,131
5.625% due 11/23/2035	21,800	21,389
5.632% due 10/25/2044	18,763	18,964
5.830% due 06/15/2030 - 12/15/2032	1,030	1,044
5.832% due 07/25/2044	5,232	5,301
5.880% due 06/15/2031	344	349
5.952% due 01/01/2028	66	67
5.999% due 01/01/2028	272	276
6.000% due 04/15/2034 - 05/15/2036	84,184	83,034
6.250% due 09/15/2023	5,000	5,108
6.500% due 11/15/2008 (b)	53	2
6.500% due 05/01/2022 - 10/25/2043	3,065	3,138
6.517% due 09/01/2027	110	111
6.855% due 06/01/2022	12	12
6.971% due 10/01/2026	63	64
7.000% due 09/01/2007 - 01/15/2024	837	862
7.000% due 12/15/2023 (b)	47	5
7.444% due 02/01/2028	299	303
7.711% due 12/01/2024	65	66

Government National Mortgage Association
4.750% due 09/20/2017 - 09/20/2026	820	826
5.000% due 09/20/2035	25,461	22,296
5.125% due 12/20/2017 - 11/20/2027	489	492
5.375% due 02/20/2017 - 05/20/2030	2,792	2,818
5.500% due 03/20/2021 - 02/20/2033	2,026	2,014
6.000% due 08/20/2033	2,421	2,491
6.280% due 03/20/2031	1,886	1,915
7.000% due 03/16/2029	422	438

Overseas Private Investment Corp.
0.000% due 08/15/2007	9,000	9,051
4.736% due 03/15/2022	4,300	4,127
5.140% due 08/15/2007	905	905

Small Business Administration
5.240% due 08/01/2023	6,626	6,645

Tennessee Valley Authority
5.375% due 04/01/2056	7,100	7,319

Total U.S. Government Agencies (Cost $667,557)		671,137

See Accompanying Notes	Semiannual Report	September 30, 2006	83

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 78.3%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	$42,038	$40,330
2.375% due 01/15/2025	28,717	29,188
3.375% due 01/15/2007	54,511	54,056

U.S. Treasury Bonds
4.500% due 02/15/2036	437,300	419,159
5.250% due 11/15/2028	80,900	85,552
6.000% due 02/15/2026	251,950	288,345
6.250% due 08/15/2023	173,700	201,723

Total U.S. Treasury Obligations (Cost $1,114,519)		1,118,353

MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Funding Corp.
4.620% due 02/20/2036	10,266	10,216

Banc of America Mortgage Securities
5.405% due 10/20/2032	637	639

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	12,780	12,570
4.799% due 01/25/2034	723	716
5.329% due 02/25/2033	227	226
5.386% due 04/25/2033	678	674

Bear Stearns Mortgage Securities, Inc.
5.959% due 06/25/2030	80	81

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	4,100	4,103

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,895	5,544
5.540% due 05/25/2035	2,895	2,899

Countrywide Home Loan Mortgage Pass-Through Trust
5.620% due 04/25/2035	1,301	1,308
5.650% due 03/25/2035	4,528	4,542
5.670% due 06/25/2035	2,960	2,958

CS First Boston Mortgage Securities Corp.
5.880% due 04/25/2033	120	120

First Republic Mortgage Loan Trust
5.650% due 06/25/2030	485	486

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	2,520	2,527

Impac CMB Trust
5.249% due 09/25/2034	3,916	3,815
5.580% due 10/25/2035	14,882	14,902

MASTR Asset Securitization Trust
5.500% due 09/25/2033	827	812

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	9,607	9,531

Residential Accredit Loans, Inc.
5.730% due 01/25/2033	318	320
5.730% due 03/25/2033	781	783

Sequoia Mortgage Trust
5.670% due 06/20/2032	762	763
5.680% due 07/20/2033	2,508	2,529

Structured Asset Mortgage Investments, Inc.
5.540% due 04/25/2036	12,762	12,777
5.750% due 10/19/2033	675	678

Structured Asset Securities Corp.
6.669% due 01/25/2032	15	15

Washington Mutual, Inc.
5.560% due 04/25/2045	2,155	2,161
5.563% due 02/25/2046	5,034	5,039
5.600% due 12/25/2027	2,035	2,036
5.620% due 10/25/2045	3,685	3,710
5.628% due 05/25/2041	696	701
5.640% due 01/25/2045	4,156	4,184
5.963% due 06/25/2042	394	397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
5.092% due 03/25/2036	$8,437	$8,380

Total Mortgage-Backed Securities (Cost $123,030)		123,142

ASSET-BACKED SECURITIES 11.2%
ACE Securities Corp.
5.374% due 07/25/2036	2,732	2,733
5.410% due 02/25/2036	1,275	1,276
5.440% due 10/25/2035	7,041	7,046

Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2036	666	667
5.440% due 10/25/2035	63	63
5.470% due 03/25/2036	3,000	3,003

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	23	23

Argent Securities, Inc.
5.376% due 10/25/2036	3,640	3,645
5.378% due 09/25/2036	2,505	2,506
5.430% due 11/25/2035	969	969
5.450% due 10/25/2035	2,230	2,231
5.470% due 02/25/2036	428	429

Asset-Backed Funding Certificates
5.440% due 06/25/2035	845	846

Asset-Backed Securities Corp. Home Equity
5.390% due 07/25/2036	1,875	1,876
5.440% due 05/25/2036	3,000	3,002

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	1,795	1,798
5.580% due 06/25/2035	552	553
5.600% due 09/25/2035	2,909	2,912
5.660% due 10/25/2032	330	330
5.830% due 11/25/2042	2,217	2,224

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	1,610	1,611

Chase Funding Mortgage Loan Asset-Backed Certificates
5.830% due 10/25/2031	181	181

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	167	167

Citigroup Mortgage Loan Trust, Inc.
5.400% due 08/25/2036	1,721	1,723
5.440% due 09/25/2035	391	392

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	4,675	4,678
5.416% due 07/25/2036	5,300	5,304
5.430% due 01/25/2036	3,092	3,094
5.490% due 02/25/2036	1,600	1,601
5.490% due 11/25/2036	1,708	1,709
5.520% due 01/25/2036	1,800	1,802

CS First Boston Mortgage Securities Corp.
5.580% due 01/25/2043	2,865	2,866

FBR Securitization Trust
5.440% due 10/25/2035	1,096	1,097

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	24	24

First NLC Trust
5.440% due 09/25/2035	169	169

GSAMP Trust
5.450% due 12/25/2035	1,223	1,223

GSR Mortgage Loan Trust
5.430% due 11/25/2030	1,616	1,618

GSRPM Mortgage Loan Trust
5.450% due 03/25/2035	1,045	1,048

Home Equity Asset Trust
5.440% due 02/25/2036	3,159	3,162

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Mortgage Trust
5.420% due 05/25/2036	$634	$635
5.510% due 05/25/2036	14,500	14,520

Indymac Residential Asset-Backed Trust
5.480% due 03/25/2036	7,000	7,008

IXIS Real Estate Capital Trust
5.440% due 12/25/2035	283	284
5.480% due 09/25/2035	1,593	1,594

LA Arena Funding LLC
7.656% due 12/15/2026	89	97

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	2,422	2,424
5.450% due 09/25/2035	43	43
5.530% due 11/25/2034	4,174	4,179

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	2,799	2,801

MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	3,900	3,919

Merrill Lynch Mortgage Investors, Inc.
5.487% due 06/25/2036	6,994	6,997

Morgan Stanley ABS Capital I
5.430% due 04/25/2036	2,000	2,001

Nelnet Student Loan Trust
5.378% due 08/23/2011	1,857	1,858

New Century Home Equity Loan Trust
5.420% due 07/25/2035	36	36

NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	180

Option One Mortgage Loan Trust
5.430% due 11/25/2035	2,996	2,998

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	403	404

Residential Asset Mortgage Products, Inc.
5.410% due 02/25/2036	3,480	3,483
5.430% due 03/25/2035	337	338
5.440% due 05/25/2025	641	641

Residential Asset Securities Corp.
5.400% due 07/25/2036	4,630	4,633
5.870% due 04/25/2032	400	400

SACO I, Inc.
5.440% due 11/25/2020	1,232	1,232
5.510% due 05/25/2036	10,000	10,006
5.600% due 12/25/2035	269	269
5.710% due 11/25/2035	4,052	4,056

SLM Student Loan Trust
5.515% due 04/25/2014	181	181

SMS Student Loan Trust
5.495% due 10/27/2025	514	514

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	1,101	1,102
5.440% due 05/25/2035	260	260
5.470% due 02/25/2036	6,100	6,104

Structured Asset Securities Corp.
5.430% due 08/25/2035	883	883

Terwin Mortgage Trust
5.510% due 07/25/2036	2,315	2,318

Total Asset-Backed Securities (Cost $161,639)		159,999

SHORT-TERM INSTRUMENTS 9.2%

CERTIFICATES OF DEPOSIT 3.5%
Countrywide Funding Corp.
5.340% due 10/18/2006	12,300	12,300

84	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Bank N.A.
5.270% due 11/03/2006	$38,000	$38,000

		50,300

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.050% due 10/02/2006	8,000	8,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $8,160. Repurchase proceeds are $8,003.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 1.8%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$25,837	$25,837

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $26,357. Repurchase proceeds are $25,848.)

U.S. TREASURY BILLS 3.3%
4.796% due 11/30/2006 - 12/14/2006 (d)(f)(h)	48,160	47,648

Total Short-Term Instruments (Cost $131,841)		131,785

VALUE (000S)
PURCHASED OPTIONS (j) 0.1%
(Cost $1,606)	$1,933

Total Investments (g) 163.7% (Cost $2,332,155)	$2,339,403

Written Options (k) (0.3%) (Premiums $3,876)	(4,658)

Other Assets and Liabilities (Net) (63.4%)	(906,116)

Net Assets 100.0%	$1,428,629

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $15,081 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(g)	As of September 30, 2006 portfolio securities with an aggregate value of $33,972 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $15,792 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	5,779	$257
90-Day Eurodollar December Futures	Long	12/2007	6,470	239
90-Day Eurodollar September Futures	Short	09/2007	8,500	(3,644)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,545	3,957
U.S. Treasury 10-Year Note December Futures	Short	12/2006	549	(14)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	3,392	(3,158)

				$(2,363)

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized (Depreciation)
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	$2,350	$0
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.280%	)	06/20/2012	900	(1)

							$(1)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2026	$75,000	$3,885
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	12/20/2036	77,200	(2,957)

						$928

See Accompanying Notes	Semiannual Report	September 30, 2006	85

Schedule of Investments Long-Term U.S. Government Fund (Cont.)	(Unaudited) September 30, 2006

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$113.000	11/21/2006	1,220	$23	$19
Call - CBOT U.S. Treasury 30-Year Bond December Futures	118.000	11/21/2006	670	12	21
Call - CBOT U.S. Treasury 30-Year Bond December Futures	119.000	11/21/2006	1,651	31	26
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2006	1,149	22	18
Put - CBOT U.S. Treasury 5-Year Note December Futures	102.000	11/21/2006	4,432	84	69
Put - CBOT U.S. Treasury 5-Year Note December Futures	102.500	11/21/2006	1,780	34	28
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	1,127	11	7
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	250	2	2
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	2,495	24	15
Put - CME 90-Day Eurodollar December Futures	94.000	12/18/2006	9,473	504	59

				$747	$264

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	$77,300	$371	$904
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	91,500	488	765

							$859	$1,669

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	85	$25	$112
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	377	398	259
Call - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/21/2006	377	205	106
Call - CME 90-Day Eurodollar December Futures	94.500	12/18/2006	1,216	361	517
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	85	35	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	1,391	597	1,165

				$1,621	$2,160

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$58
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	104
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	120
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	218
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	57
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	104
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	33,500	370	909
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	39,700	493	791
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	58
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	79

							$2,255	$2,498

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Bonds	5.375%	02/15/2031	$204,300	$222,076	$222,574

(1) Market value includes $1,850 of interest payable on short sales.

86	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.0%

BANKING & FINANCE 11.2%
American General Finance Corp.
5.429% due 03/23/2007	$8,700	$8,705

ANZ National International Ltd.
5.539% due 08/07/2009	5,700	5,698

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	2,700	2,676

Bank of America Corp.
5.378% due 09/25/2009	61,900	61,933

Bank of America N.A.
5.485% due 07/25/2008	42,600	42,628

Bear Stearns Cos., Inc.
5.390% due 03/08/2007	81,250	81,307
5.457% due 03/30/2009	20,800	20,829
5.489% due 08/21/2009	9,200	9,212

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	149

CIT Group, Inc.
5.540% due 12/19/2008	31,200	31,283
5.546% due 08/17/2009	27,200	27,231
5.608% due 05/23/2008	9,200	9,232
5.620% due 09/20/2007	9,200	9,224
5.780% due 07/28/2011	27,400	27,453

Citigroup, Inc.
5.516% due 05/02/2008	33,000	33,055
5.549% due 11/01/2007	3,600	3,606

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	5,727

Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,006
7.100% due 03/15/2007	6,700	6,753

Ford Motor Credit Co.
5.700% due 01/15/2010	500	462
6.340% due 03/21/2007	3,459	3,451
7.200% due 06/15/2007	4,600	4,598
7.750% due 02/15/2007	13,700	13,735

General Electric Capital Corp.
5.430% due 03/16/2009	10,000	10,008
5.466% due 01/15/2008	22,700	22,738
5.520% due 01/05/2009	24,400	24,427
5.570% due 01/20/2010	39,800	39,851

General Motors Acceptance Corp.
7.430% due 12/01/2021	144	145

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	36,400	36,457
5.479% due 06/23/2009	14,200	14,214
5.536% due 11/10/2008	31,800	31,857
5.585% due 07/29/2008	21,600	21,646
5.605% due 10/05/2007	3,000	3,006

HSBC Bank USA N.A.
5.530% due 06/10/2009	9,200	9,236
5.550% due 07/28/2008	22,400	22,443

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	8,012

HSBC Finance Corp.
5.412% due 10/04/2007	48,200	48,265
5.520% due 09/15/2008	16,600	16,650

International Lease Finance Corp.
3.125% due 05/03/2007	300	296

John Deere Capital Corp.
4.500% due 08/25/2008	900	889

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	50,600	50,632
5.598% due 04/03/2009	10,900	10,915

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.601% due 10/22/2008	$29,970	$30,020
5.696% due 11/10/2009	15,000	15,075

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	23,000	23,018
5.615% due 07/27/2007	7,200	7,213
5.685% due 07/25/2011	32,700	32,764

Morgan Stanley
5.550% due 02/09/2009	28,800	28,852
5.623% due 01/18/2008	12,100	12,125

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	42,600	42,600

National Australia Bank Ltd.
5.430% due 09/11/2009	23,500	23,515

Phoenix Quake Ltd.
7.930% due 07/03/2008	6,500	6,559

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	3,000	2,724

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	6,400	6,436

Pricoa Global Funding I
5.451% due 03/03/2009	22,000	22,030
5.470% due 09/12/2008	10,000	10,017

Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,472

Royal Bank of Scotland Group PLC
5.570% due 07/21/2008	28,600	28,630

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	68,300	68,385

SLM Corp.
5.625% due 07/27/2009	16,200	16,228

Vita Capital Ltd.
6.830% due 01/01/2007	3,800	3,813

Wachovia Bank N.A.
5.429% due 03/23/2009	17,600	17,608

Wachovia Corp.
5.535% due 10/28/2008	21,900	21,933

		1,228,657

INDUSTRIALS 1.8%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,787

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	78
5.640% due 03/07/2007	25,600	25,608
5.870% due 09/10/2007	10,500	10,526
5.918% due 08/03/2009	23,000	23,000

El Paso Corp.
7.625% due 09/01/2008	1,075	1,106

Federal-Mogul Corp.
7.500% due 07/01/2004 (a)	28,600	16,588

FedEx Corp.
5.579% due 08/08/2007	23,350	23,390

HCA, Inc.
5.250% due 11/06/2008	3,450	3,415
8.850% due 01/01/2007	1,200	1,213

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,117

Kroger Co.
7.800% due 08/15/2007	955	970

Oracle Corp.
5.730% due 01/13/2009	46,470	46,558

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,572

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sonat, Inc.
6.750% due 10/01/2007	$3,815	$3,853

Transocean, Inc.
5.591% due 09/05/2008	22,400	22,413

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,590

		203,784

UTILITIES 2.0%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,108

BellSouth Corp.
5.580% due 08/15/2008	38,350	38,378

Dominion Resources, Inc.
3.660% due 11/15/2006	6,705	6,691
5.664% due 09/28/2007	10,755	10,761

Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,915

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,600

Southern California Edison Co.
5.566% due 02/02/2009	20,470	20,503

Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,511

Telecom Italia Capital S.A.
6.108% due 07/18/2011	24,000	23,842

Telefonica Emisones SAU
5.690% due 06/19/2009	33,000	33,045

		216,354

Total Corporate Bonds & Notes (Cost $1,661,747)		1,648,795

U.S. GOVERNMENT AGENCIES 26.2%
Fannie Mae
0.950% due 03/25/2009 (b)	801	7
4.000% due 05/01/2011	278	268
4.226% due 04/01/2034	4,781	4,721
4.250% due 05/25/2033	12,178	11,772
4.340% due 03/01/2035	10,757	10,773
4.500% due 06/01/2011 - 08/01/2035	5,981	5,866
4.543% due 09/01/2035	16,785	16,634
4.623% due 11/01/2017	46	46
4.668% due 07/01/2035	18,724	18,520
4.672% due 05/01/2035	14,290	14,123
4.686% due 07/01/2035	16,363	16,201
4.708% due 01/01/2035	21,685	21,411
4.722% due 03/01/2035	2,907	2,857
4.750% due 03/01/2035	22,724	22,108
4.875% due 07/01/2017	64	65
4.912% due 10/01/2035	9,892	9,710
5.000% due 12/01/2013 - 10/01/2036	1,436,483	1,413,237
5.031% due 06/01/2035	4,537	4,484
5.130% due 08/01/2017	9	9
5.134% due 12/01/2017 - 02/01/2028	167	168
5.138% due 12/01/2023	44	44
5.259% due 04/01/2018	1,324	1,329
5.337% due 01/01/2021	38	38
5.340% due 06/01/2017	24	24
5.420% due 11/01/2018	5	5
5.480% due 09/01/2032	2,840	2,858
5.500% due 10/01/2008 - 10/01/2036	432,625	427,978
5.569% due 07/25/2017	706	721
5.632% due 07/01/2042	26,265	26,453
5.680% due 03/25/2044	1,348	1,350
5.682% due 09/01/2041	34,995	35,305
5.730% due 05/25/2031 - 06/25/2032	3,913	3,923
5.789% due 11/01/2017	89	89

See Accompanying Notes	Semiannual Report	September 30, 2006	87

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.832% due 10/01/2030 - 11/01/2039	$2,728	$2,749
5.892% due 07/01/2017	78	78
5.944% due 04/25/2022	24	24
6.000% due 03/01/2009 - 10/01/2036	89,092	90,485
6.171% due 01/01/2024	17	17
6.265% due 08/01/2029	1,359	1,378
6.418% due 11/01/2027	157	160
6.446% due 02/01/2028	429	442
6.474% due 04/01/2024	307	312
6.500% due 06/01/2008 (b)	188	11
6.500% due 06/01/2008 - 12/25/2042	33,430	34,812
6.620% due 06/01/2022	12	12
6.661% due 01/01/2024	337	342
7.000% due 01/01/2008 - 01/01/2032	7,515	7,558
7.119% due 10/01/2024	302	306
7.245% due 07/01/2023	96	97
7.500% due 02/01/2013	7	7
8.000% due 02/01/2030 - 11/01/2031	4,653	4,909
8.500% due 02/01/2017 - 04/01/2025	235	251
8.800% due 01/25/2019	134	144
9.000% due 03/25/2021 - 01/01/2025	481	523
9.250% due 10/25/2018	8	9
9.500% due 03/25/2020 - 11/01/2025	1,170	1,284
10.000% due 10/01/2009 - 05/01/2022	86	90
10.500% due 07/01/2014 - 12/01/2024	8	9
11.000% due 11/01/2020	8	8
11.250% due 10/01/2015	9	9
11.500% due 11/01/2019 - 02/01/2020	8	9
11.750% due 02/01/2016	11	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	4
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	4	5
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,684
3.100% due 10/26/2006	500	499
4.000% due 09/15/2015	300	293
4.000% due 01/15/2024 (b)	4,756	575
4.500% due 06/01/2018	54	52
4.507% due 03/01/2035	7,250	7,037
4.610% due 04/01/2035	14,853	14,452
4.642% due 04/01/2035	11,504	11,260
4.711% due 08/01/2035	117,631	115,905
4.714% due 06/01/2035	69,905	68,449
4.724% due 03/01/2035	13,411	13,164
4.803% due 08/01/2035	29,639	29,384
4.895% due 04/01/2035	3,668	3,609
4.917% due 07/01/2035	29,087	28,752
4.960% due 03/01/2035	2,635	2,601
5.000% due 04/15/2016 - 07/15/2024	83,105	82,638
5.061% due 04/01/2035	5,636	5,597
5.390% due 08/15/2032	1,108	1,107
5.500% due 02/15/2014 - 07/15/2034	34,686	34,822
5.590% due 08/25/2031	6,943	6,979
5.610% due 09/25/2031	12,749	12,759
5.613% due 02/01/2020	467	467
5.630% due 05/15/2036	18,290	18,266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.680% due 12/15/2030	$19,174	$19,219
5.730% due 06/15/2018	6,325	6,333
5.780% due 11/15/2030	15	15
5.875% due 01/01/2017 - 03/01/2017	56	57
5.898% due 11/01/2022	315	319
5.990% due 01/01/2024	461	469
6.000% due 03/01/2011 - 01/01/2033	20,295	20,592
6.057% due 11/01/2023	48	49
6.144% due 10/01/2023	186	188
6.267% due 06/01/2024	102	104
6.325% due 10/15/2020	87	87
6.327% due 10/01/2027	51	51
6.375% due 03/15/2021	55	55
6.500% due 08/15/2011 - 07/25/2043	84,367	86,373
6.625% due 02/01/2023	4	4
6.710% due 03/01/2024	18	19
6.753% due 01/01/2024	149	152
6.897% due 09/01/2023	41	42
7.000% due 01/01/2030 - 04/01/2032	112	115
7.004% due 12/01/2022	76	77
7.157% due 07/01/2018	84	85
7.500% due 07/15/2030	847	859
8.000% due 04/01/2007 - 12/01/2024	487	507
8.250% due 10/01/2007 - 01/01/2009	1	1
8.500% due 01/01/2007 - 11/01/2025	1,139	1,222
9.000% due 12/15/2020 - 08/01/2022	497	517
9.500% due 03/01/2010 - 09/01/2021	148	156
9.750% due 11/01/2008	39	40
10.000% due 03/01/2016 - 05/15/2020	69	73
10.500% due 10/01/2010 - 02/01/2016	3	3

Federal Housing Administration
7.421% due 11/01/2019	37	38
7.430% due 10/01/2020 - 11/01/2025	8,356	8,440

Freddie Mac
3.000% due 02/15/2023	3,139	3,102
10.750% due 09/01/2009 - 08/01/2011	19	20
11.500% due 10/01/2015 - 01/01/2016	4	5
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012 - 04/01/2016	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011 - 12/01/2011	1	1

Government National Mortgage Association
4.000% due 07/16/2027	6,436	6,374
4.500% due 07/20/2030	40	40
4.750% due 08/20/2022 - 07/20/2027	5,988	6,036
5.000% due 01/20/2032 - 02/20/2032	10,930	10,933
5.125% due 10/20/2023 - 12/20/2027	4,524	4,548
5.375% due 04/20/2016 - 05/20/2030	10,049	10,139
5.500% due 01/20/2031 - 03/20/2031	411	415
5.625% due 03/20/2019	42	42
5.880% due 12/16/2025	221	224
6.000% due 01/15/2029 - 10/15/2032	384	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 09/15/2032 - 05/15/2034	$73	$75
7.000% due 03/15/2011 - 10/15/2011	25	25
7.500% due 02/15/2007 - 09/15/2031	323	336
8.000% due 11/15/2006 - 06/20/2031	3,189	3,365
8.500% due 12/15/2021 - 08/15/2030	89	95
9.000% due 03/15/2017 - 11/15/2030	310	336
9.500% due 10/15/2016 - 06/15/2025	29	32
9.750% due 08/15/2017	22	25
10.000% due 10/15/2013 - 11/15/2020	8	9
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	6	7
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011 - 11/15/2012	8	9
16.000% due 02/15/2012	8	9

Small Business Administration
7.640% due 03/01/2010	359	378

Total U.S. Government Agencies (Cost $2,913,727)		2,881,763

MORTGAGE-BACKED SECURITIES 13.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	67,700	66,433
4.390% due 02/25/2045	21,334	20,764
4.440% due 02/25/2045	65,358	64,013

Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	2,971	2,945

Banc of America Funding Corp.
4.114% due 05/25/2035	305,888	298,291

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,820	1,825
6.500% due 10/25/2031	12,435	12,666

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	67,827	66,201
4.750% due 10/25/2035	201,290	197,779
4.799% due 01/25/2034	21,250	21,019
5.060% due 04/25/2033	12,963	12,993
5.329% due 02/25/2033	4,175	4,162
5.456% due 04/25/2033	27,855	27,682
5.623% due 02/25/2033	2,518	2,510
5.845% due 11/25/2030	257	257

Bear Stearns Alt-A Trust
5.281% due 03/25/2035	43,695	43,345
5.395% due 05/25/2035	44,530	44,672

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	10	10
5.750% due 02/25/2033	345	344

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	9,248	9,277

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	38,579	38,430
5.620% due 04/25/2035	8,462	8,497

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	19,870	19,782
5.351% due 03/25/2032	7,765	7,767
5.660% due 03/25/2032	3,679	3,683

88	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.751% due 10/25/2032	$673	$671
5.880% due 08/25/2033	213	213
6.050% due 06/25/2032	452	451

DLJ Acceptance Trust
11.000% due 08/01/2019	104	112

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	204

Drexel Burnham Lambert CMO Trust
6.080% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.750% due 06/25/2034	24,930	24,731

GSR Mortgage Loan Trust
4.540% due 09/25/2035	115,943	114,410
4.548% due 09/25/2035	16,367	16,305
6.000% due 03/25/2032	1,676	1,668

Impac CMB Trust
5.830% due 04/25/2034	9,344	9,352

Imperial Savings Association
8.428% due 02/25/2018	71	71

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	25,106	25,050

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	26,281	26,268

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,819	11,426
3.786% due 11/21/2034	2,251	2,246

MASTR Asset Securitization Trust
5.500% due 09/25/2033	28,837	28,288

Mellon Residential Funding Corp.
5.570% due 06/15/2030	30,667	30,453
5.921% due 07/25/2029	1,204	1,203

Merrill Lynch Mortgage Investors, Inc.
4.488% due 02/25/2035	37,493	36,836

Nationslink Funding Corp.
5.680% due 11/10/2030	415	416

Prime Mortgage Trust
5.730% due 02/25/2019	2,181	2,185
5.730% due 02/25/2034	9,410	9,441

Prudential-Bache CMO Trust
8.400% due 03/20/2021	328	328

Resecuritization Mortgage Trust
5.576% due 04/26/2021	243	237

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	2,837	2,819

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	30	30

Sears Mortgage Securities
12.000% due 02/25/2014	11	11

Sequoia Mortgage Trust
5.630% due 08/20/2032	8,211	8,216

SLH Mortgage Trust
9.600% due 03/25/2021	115	115

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	9,707	9,723
5.660% due 09/19/2032	13,151	13,170
9.482% due 06/25/2029	865	934

Structured Asset Securities Corp.
6.150% due 07/25/2032	773	789
6.669% due 01/25/2032	712	710

Vendee Mortgage Trust
6.500% due 05/15/2029	45,195	46,467

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	$430	$428
6.778% due 02/25/2033	1,049	1,053

Washington Mutual, Inc.
4.816% due 10/25/2032	105	104
5.427% due 02/27/2034	15,120	15,385
5.590% due 09/25/2046	22,517	22,517
5.620% due 10/25/2045	12,675	12,764
5.963% due 06/25/2042	14,631	14,671
5.963% due 08/25/2042	10,149	10,193

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	39,653	39,302
5.388% due 08/25/2035	10,309	10,186

Total Mortgage-Backed Securities (Cost $1,543,678)		1,527,503

ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp.
5.440% due 10/25/2035	57,830	57,875

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	743	744

Argent Securities, Inc.
5.378% due 09/25/2036	15,703	15,712
5.450% due 10/25/2035	8,997	9,003
5.470% due 02/25/2036	30,024	30,046

Asset-Backed Securities Corp. Home Equity
5.850% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	8,336	8,347
5.780% due 03/25/2043	6,928	6,947

Chase Funding Mortgage Loan Asset-Backed Certificates
5.970% due 11/25/2031	4,483	4,488

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	3,380	3,390

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035	2,101	2,102

Community Program Loan Trust
4.500% due 10/01/2018	5,869	5,786

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	15,200	15,195
5.380% due 03/25/2047	31,300	31,295
5.420% due 07/25/2035	321	321
5.430% due 01/25/2036	8,904	8,911

Equity One Asset-Backed Securities, Inc.
5.610% due 11/25/2032	11,217	11,237

First Franklin Mortgage Loan Asset- Backed Certificates
5.440% due 03/25/2025	413	413

First NLC Trust
5.440% due 09/25/2035	1,957	1,958
5.440% due 12/25/2035	4,916	4,920

Fremont Home Loan Trust
5.420% due 01/25/2036	11,424	11,433

GSAMP Trust
5.440% due 11/25/2035	12,523	12,533

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	11,729	11,775

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	15,172	15,180

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	19,805	19,821
5.450% due 09/25/2035	10,397	10,405
5.610% due 10/25/2034	8,883	8,894

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.660% due 07/25/2032		$73	$74

Nelnet Student Loan Trust
5.515% due 01/25/2016		955	956

New Century Home Equity Loan Trust
5.440% due 09/25/2035		14,342	14,352

Park Place Securities, Inc.
5.440% due 09/25/2035		7,174	7,180

Quest Trust
5.410% due 12/25/2035		4,892	4,895

Renaissance Home Equity Loan Trust
5.680% due 08/25/2032		479	481

Residential Asset Securities Corp.
5.364% due 08/25/2036		22,050	22,064
5.790% due 06/25/2031		7	7

SACO I, Inc.
5.440% due 09/25/2035		17,488	17,498

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		9,248	9,255
5.440% due 05/25/2035		1,648	1,649
5.440% due 11/25/2035		28,188	28,210

Structured Asset Securities Corp.
4.930% due 01/25/2035		870	855
5.430% due 08/25/2035		5,296	5,300
5.614% due 01/25/2033		754	759

Wachovia Auto Owner Trust
4.820% due 02/20/2009		27,473	27,436

Wells Fargo Home Equity Trust
5.450% due 12/25/2035 (j)		38,242	38,272

WMC Mortgage Loan Pass-Through Certificates
6.010% due 05/15/2030		300	300

Total Asset-Backed Securities (Cost $487,738)			488,281

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Panama Government International Bond
9.375% due 07/23/2012		480	565

Russia Government International Bond
10.000% due 06/26/2007		19,800	20,481

Total Sovereign Issues (Cost $23,354)			23,252

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
JSG Packaging PLC
6.090% due 01/12/2014	EUR	434	554
6.150% due 01/12/2014		489	625
6.464% due 01/12/2014		651	830

Smurfit Kappa Funding PLC
6.241% due 11/29/2014		1,583	2,028
6.335% due 01/12/2014		843	1,080

Total Foreign Currency-Denominated Issues (Cost $4,745)			5,117

		SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
7.749% due 12/31/2049		9,632	101,257

Home Ownership Funding Corp.
13.331% due 12/31/2049		8,625	1,573

Total Preferred Stocks (Cost $107,332)			102,830

See Accompanying Notes	Semiannual Report	September 30, 2006	89

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 41.8%

CERTIFICATES OF DEPOSIT 3.0%
Barclays Bank PLC
5.036% due 01/29/2007	$125,400	$125,393

Citibank New York N.A.
5.335% due 12/20/2006	79,700	79,700

Unicredito Italiano SpA
5.355% due 11/20/2006	125,000	125,001

		330,094

COMMERCIAL PAPER 18.6%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	33,100	32,596

ANZ (Delaware), Inc.
5.250% due 12/12/2006	45,000	44,516
5.340% due 10/26/2006	43,800	43,644
5.360% due 10/25/2006	18,200	18,138
5.375% due 10/27/2006	27,200	27,099

ANZ National International Ltd.
5.275% due 11/16/2006	25,000	24,835

ASB Bank Ltd.
5.350% due 10/05/2006	7,800	7,797
5.375% due 10/26/2006	19,400	19,330

Bank of Ireland
5.255% due 12/12/2006	13,800	13,652
5.280% due 11/27/2006	58,100	57,623
5.365% due 10/26/2006	47,700	47,529

CBA (de) Finance
5.240% due 10/30/2006	38,000	37,845
5.255% due 12/19/2006	14,500	14,329
5.260% due 12/08/2006	15,400	15,243

Citigroup Funding, Inc.
5.260% due 11/16/2006	110,000	109,277
5.265% due 11/17/2006	50,000	49,664

Cox Communications, Inc.
5.449% due 01/16/2007	18,100	18,100

Danske Corp.
5.250% due 10/05/2006	21,600	21,591
5.270% due 11/06/2006	15,000	14,923
5.400% due 10/19/2006	25,000	24,936

Dexia Delaware LLC
5.265% due 10/10/2006	18,200	18,179
5.370% due 10/16/2006	5,000	4,990

Fannie Mae
5.241% due 10/11/2006	47,100	47,038
5.267% due 10/18/2006	700	698
5.279% due 10/04/2006	1,900	1,899

Freddie Mac
5.064% due 11/14/2006	7,778	7,729
5.101% due 10/03/2006	19,600	19,597
5.122% due 11/14/2006	6,400	6,360
5.225% due 10/05/2006	2,300	2,299
5.240% due 10/31/2006	38,215	38,054

General Electric Capital Corp.
5.270% due 11/15/2006	13,200	13,115
5.320% due 11/06/2006	11,300	11,242

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS Treasury Services PLC
5.320% due 11/07/2006	$16,117	$16,031
5.365% due 10/25/2006	500	498
5.370% due 10/26/2006	29,200	29,095
5.370% due 11/07/2006	1,800	1,790

Intesa Funding LLC
5.255% due 10/13/2006	31,000	30,950

IXIS Commercial Paper Corp.
5.250% due 10/17/2006	14,400	14,368
5.270% due 12/20/2006	14,000	13,833

Lloyds TSB Bank PLC
5.250% due 10/16/2006	29,500	29,440
5.250% due 10/26/2006	39,800	39,661

Nordea N.A., Inc.
5.255% due 12/08/2006	228,600	226,273
5.385% due 10/18/2006	2,450	2,444

Oesterreichische
5.250% due 10/25/2006	36,650	36,527

San Paolo IMI U.S. Financial Co.
5.280% due 12/29/2006	9,303	9,180

Sanofi Aventis
5.330% due 10/04/2006	24,200	24,193

Santander Finance
5.260% due 12/14/2006	10,400	10,285
5.285% due 11/14/2006	35,200	34,978

Societe Generale N.A.
5.380% due 10/19/2006	15,400	15,361

Spintab AB
5.365% due 10/25/2006	39,500	39,365
5.370% due 11/03/2006	13,500	13,436
5.400% due 10/06/2006	50,000	49,970

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	15,400	15,298
5.360% due 10/30/2006	25,400	25,294
5.365% due 10/25/2006	13,200	13,155

Statens Bostadsfin Bank
5.380% due 10/19/2006	3,400	3,391
5.385% due 10/19/2006	14,300	14,264

Svenska Handelsbanken, Inc.
5.280% due 11/10/2006	900	895
5.345% due 10/31/2006	22,450	22,353
5.390% due 10/10/2006	20,000	19,976

Swedbank
5.350% due 10/23/2006	17,330	17,276
5.360% due 10/23/2006	15,100	15,053
5.375% due 10/20/2006	5,600	5,585

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	143,300	143,300

UBS Finance Delaware LLC
5.270% due 10/23/2006	5,200	5,184
5.345% due 10/24/2006	9,700	9,668
5.380% due 10/18/2006	7,085	7,068

Unicredit Delaware, Inc.
5.350% due 11/20/2006	1,100	1,092

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007		$22,900	$22,900
5.600% due 03/22/2007		8,200	8,200

Westpac Capital Corp.
5.185% due 10/10/2006		200,000	199,770
5.345% due 10/24/2006		1,500	1,495

Westpac Trust Securities NZ Ltd.
5.380% due 10/12/2006		40,000	39,940

			2,042,702

REPURCHASE AGREEMENTS 4.2%
UBS Warburg LLC
5.070% due 10/02/2006		460,000	460,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 5.250% - 6.125% due 02/15/2029 - 08/15/2029 valued at $112,609 and U.S. Treasury Strips 0.000% due 11/15/2027 - 05/15/2030 valued at $359,334. Repurchase proceeds are $460,192.)

BELGIUM TREASURY BILLS 3.5%
2.751% due 10/12/2006	EUR	300,000	380,125

FRANCE TREASURY BILLS 5.3%
2.842% due 10/12/2006 - 12/21/2006 (c)		458,920	579,051

GERMANY TREASURY BILLS 1.5%
2.787% due 10/18/2006 (c)		130,000	164,642

NETHERLANDS TREASURY BILLS 4.1%
2.877% due 10/31/2006 (c)		358,370	453,378

SPAIN TREASURY BILLS 0.8%
2.890% due 12/22/2006		71,600	90,151

U.S. TREASURY BILLS 0.8%
4.807% due 11/30/2006 - 12/14/2006 (c)(d)(f)		$90,788	89,786

Total Short-Term Instruments (Cost $4,591,002)			4,589,929

PURCHASED OPTIONS (h) 0.2%
(Cost $20,517)			23,106

Total Investments (e) 102.8% (Cost $11,353,840)			$11,290,576

Written Options (i) (0.4%) (Premiums $30,795)			(44,149)

Other Assets and Liabilities (Net) (2.4%)			(259,665)

Net Assets 100.0%			$10,986,762

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $5,934 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $78,319 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

90	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Securities with an aggregate market value of $83,358 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	22,276	$(19,237)
90-Day Eurodollar December Futures	Long	12/2007	17,609	4,992
90-Day Eurodollar June Futures	Long	06/2007	19,529	(11,814)
90-Day Eurodollar March Futures	Long	03/2007	24,035	(22,556)
90-Day Eurodollar March Futures	Long	03/2008	274	175
90-Day Eurodollar September Futures	Long	09/2007	12,268	(3,578)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	6,354	(11,171)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	470	121
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	422	32
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	740	149

				$(62,887)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	869,000	$11
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$8,900	208
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	190
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%		03/20/2007		25,000	53
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007		9,500	23
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	22
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	28
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%		06/20/2007		12,000	254
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007		300	2
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%		03/20/2007		50,000	103
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%		03/20/2007		40,300	96
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%		03/20/2007		25,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	36
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%		06/20/2008		2,000	126
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010		8,000	(169)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%		06/20/2007		5,000	71
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		24,400	66
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,200	23
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%		06/20/2008		5,000	346
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%		03/20/2007		20,000	401
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		1,500	21
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%		06/20/2007		5,000	71

								$2,268

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2006	91

Schedule of Investments  Low Duration Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	23,900	$206
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	98
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	181,700	(1,919)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(1,899)

							$(3,514)

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.000	12/18/2006	6,062	$58	$38
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	6,470	61	40
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	2,875	27	18
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	3,750	36	23
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	11,632	110	73
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	26,527	252	166
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	2,693	26	17
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	4

				$576	$379

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR 96,000	$442	$637
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP 45,000	208	278
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	29,500	168	182
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	$449,000	681	704
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	160,000	816	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006	375,000	2,081	278
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007	365,000	1,460	1,310
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	7,800	15	12
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007	184,000	861	660
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	469,200	1,578	2,442
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007	648,200	2,826	4,476
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	566,000	2,490	4,529
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	347,200	1,437	1,437
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	528,000	2,809	4,416
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	134,500	212	211
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	291,300	750	1,353

							$19,941	$22,925

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$34,000	$0	$(198)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	411	$199	$344
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	12,324	9,676	18,024
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	400	219	112

				$10,094	$18,480

92	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$735
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	244
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		55,700	265	736
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	159
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$193,000	699	1,307
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,116	356
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		157,000	1,515	1,275
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		204,000	1,612	2,832
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		283,600	2,925	4,841
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,552
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,595
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,582
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		57,800	226	391
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		126,100	775	1,527

								$20,701	$25,774

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	01/17/2007	$34,000	$0	$(105)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	$42,600	$42,600	0.39%
Wells Fargo Home Equity Trust	5.450%	12/25/2035	09/28/2006	38,256	38,272	0.35%

				$80,856	$80,872	0.74%

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,145	01/2007	$0	$(21)	$(21)
Buy	CAD	39,258	10/2006	0	(204)	(204)
Buy	CLP	2,725,640	11/2006	61	0	61
Buy		18,230	12/2006	0	0	0
Buy	CNY	101,102	03/2007	0	(83)	(83)
Sell	EUR	1,247,915	10/2006	7,742	0	7,742
Sell	GBP	2,112	10/2006	45	0	45
Buy	INR	154,626	03/2007	14	0	14
Buy	JPY	39,993,642	11/2006	0	(10,738)	(10,738)
Buy	KRW	5,990,075	12/2006	44	0	44
Buy		3,041,672	02/2007	50	0	50
Buy		310,992	03/2007	4	0	4
Buy		13,960,662	05/2007	0	(79)	(79)
Buy	MXN	14,401	12/2006	0	(5)	(5)
Buy		38,210	01/2007	10	0	10
Buy	PLN	11,547	11/2006	0	(23)	(23)
Buy	RUB	87,616	01/2007	0	(2)	(2)
Buy		400,569	03/2007	3	(10)	(7)
Buy	SGD	6,789	11/2006	0	(1)	(1)
Buy		5,850	03/2007	0	(8)	(8)
Buy	TWD	135,671	02/2007	0	(92)	(92)
Buy	ZAR	1,509	10/2006	0	(26)	(26)
Sell		1,509	10/2006	4	0	4
Buy		1,509	12/2006	0	(4)	(4)

				$7,977	$(11,296)	$(3,319)

See Accompanying Notes	Semiannual Report	September 30, 2006	93

Schedule of Investments  Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 11.2%

BANKING & FINANCE 9.0%
American General Finance Corp.
5.429% due 03/23/2007	$300	$300

Bank of America N.A.
5.485% due 07/25/2008	1,400	1,402

Bear Stearns Cos., Inc.
5.489% due 08/21/2009	500	501

CIT Group Holdings, Inc.
5.635% due 01/30/2009	2,900	2,908

CIT Group, Inc.
5.540% due 12/19/2008	500	501

Citigroup, Inc.
5.408% due 12/26/2008	1,400	1,401

General Electric Capital Corp.
5.570% due 01/20/2010	1,400	1,402

Goldman Sachs Group, Inc.
5.585% due 07/29/2008	900	902
5.841% due 07/23/2009	3,700	3,727

HSBC Finance Corp.
5.520% due 09/15/2008	3,500	3,511

Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	5,800	5,810

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	200	200

Morgan Stanley
5.550% due 02/09/2009	700	701

Morgan Stanley Warehouse Facilities
3.789% due 10/30/2006 (g)	1,900	1,900

Pricoa Global Funding I
5.540% due 07/27/2009	2,500	2,502

Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	999

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	3,000	3,004

Wachovia Corp.
5.535% due 10/28/2008	900	901

		32,572

INDUSTRIALS 1.3%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,672

UTILITIES 0.9%
AT&T, Inc.
4.214% due 06/05/2007	1,100	1,094
5.495% due 05/15/2008	2,200	2,202

		3,296

Total Corporate Bonds & Notes (Cost $40,542)		40,540

U.S. GOVERNMENT AGENCIES 28.7%
Fannie Mae
4.668% due 07/01/2035	840	831
4.708% due 01/01/2035	934	922
4.891% due 12/01/2034	4,142	4,097
5.000% due 11/01/2017 - 10/01/2021	57,110	56,215
5.011% due 06/01/2035	4,747	4,721
5.134% due 09/01/2028	296	298
5.500% due 02/01/2009 - 10/01/2036	11,317	11,214
5.632% due 07/01/2042	1,074	1,082

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.682% due 09/01/2041	$1,441	$1,454
5.780% due 10/25/2030	262	264
5.832% due 08/01/2030 - 10/01/2030	827	834
6.000% due 03/01/2016 - 11/01/2033	4,182	4,248
6.500% due 09/01/2012 - 12/25/2042	480	489
8.000% due 11/25/2023	286	303
9.250% due 10/25/2018	8	9
10.500% due 05/01/2012	127	139

Federal Home Loan Bank
0.000% due 02/05/2007	500	481

Federal Housing Administration
7.430% due 07/01/2024	1,435	1,449

Freddie Mac
4.917% due 07/01/2035	1,131	1,118
5.000% due 11/01/2018 - 07/15/2024	4,072	4,040
5.632% due 02/25/2045	1,836	1,825
5.680% due 12/15/2030	848	850
5.730% due 06/15/2018	257	258
6.000% due 02/01/2016 - 09/01/2016	444	450
6.500% due 07/25/2043	2,263	2,314
7.215% due 07/01/2023	90	92
8.500% due 06/01/2009 - 06/01/2025	21	22

Government National Mortgage Association
4.500% due 07/20/2030	545	546
4.750% due 07/20/2023 - 07/20/2025	746	752
5.125% due 10/20/2025	625	629
5.375% due 04/20/2022 - 05/20/2027	1,324	1,336
5.830% due 09/20/2030	77	78
7.000% due 11/15/2022	177	182
7.500% due 02/15/2022 - 03/15/2024	335	348
7.750% due 01/17/2030	40	40
8.000% due 03/15/2023 - 05/15/2024	95	100
9.000% due 07/20/2016 - 09/15/2030	162	175

Total U.S. Government Agencies (Cost $104,874)		104,205

MORTGAGE-BACKED SECURITIES 13.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,931	2,876
4.390% due 02/25/2045	943	918

Banc of America Funding Corp.
4.114% due 05/25/2035	13,789	13,447

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	4,835	4,770
4.799% due 01/25/2034	785	776
5.329% due 02/25/2033	235	234
5.456% due 04/25/2033	1,333	1,325
5.623% due 02/25/2033	133	132

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	1,812	1,818

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	384	385

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,637	1,631

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	468	468
5.751% due 10/25/2032	40	40
5.880% due 08/25/2033	438	438

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.050% due 06/25/2032	$19	$19

First Horizon Alternative Mortgage Securities
4.750% due 06/25/2034	1,070	1,062

GSR Mortgage Loan Trust
3.402% due 06/25/2034	3,094	3,092
4.540% due 09/25/2035	5,093	5,025

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	1,122	1,119

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	896	895

Merrill Lynch Mortgage Investors, Inc.
4.488% due 02/25/2035	1,679	1,649

Nationslink Funding Corp.
5.680% due 11/10/2030	129	130

Prime Mortgage Trust
5.730% due 02/25/2019	103	103
5.730% due 02/25/2034	477	479

Salomon Brothers Mortgage Securities VII
6.759% due 11/25/2022	25	25

Sequoia Mortgage Trust
5.630% due 08/20/2032	462	462

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	728	729
9.482% due 06/25/2029	536	580

Structured Asset Securities Corp.
6.150% due 07/25/2032	43	44

Washington Mutual, Inc.
4.816% due 10/25/2032	1,046	1,040
5.427% due 02/27/2034	1,218	1,239
5.600% due 12/25/2045	850	854
5.620% due 10/25/2045	516	519
5.963% due 06/25/2042	593	595

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,500	1,487

Total Mortgage-Backed Securities (Cost $50,808)		50,405

ASSET-BACKED SECURITIES 7.8%
ACE Securities Corp.
5.440% due 10/25/2035	2,493	2,495

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	220	220

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	43	43

Argent Securities, Inc.
5.450% due 10/25/2035	389	389
5.470% due 02/25/2036	132	132

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	777	777
6.980% due 03/15/2032	977	979

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	385	385

Chase Credit Card Master Trust
5.430% due 06/15/2009	2,000	2,002
5.430% due 10/15/2009	3,090	3,094

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	2,214	2,213

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	193	194

Countrywide Asset-Backed Certificates
5.810% due 12/25/2031	316	317

94	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.440% due 10/25/2035	$859	$860

First NLC Trust
5.440% due 09/25/2035	84	84
5.440% due 12/25/2035	250	250

Fremont Home Loan Trust
5.420% due 01/25/2036	490	491

GSAMP Trust
5.440% due 11/25/2035	535	535

GSR Mortgage Loan Trust
5.430% due 11/25/2030	613	614

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	471	472

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	280	280

MBNA Credit Card Master Note Trust
5.440% due 08/17/2009	1,930	1,932

Morgan Stanley Capital I
5.660% due 07/25/2032	8	8

New Century Home Equity Loan Trust
5.440% due 09/25/2035	632	632

Park Place Securities, Inc.
5.642% due 10/25/2034	3,640	3,666

Quest Trust
5.410% due 12/25/2035	249	249

SACO I, Inc.
5.440% due 09/25/2035	806	806

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	440	441
5.440% due 11/25/2035	1,211	1,212

Structured Asset Securities Corp.
5.614% due 01/25/2033	47	48

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Auto Owner Trust
4.820% due 02/20/2009	$1,238	$1,237

Wells Fargo Home Equity Trust
5.450% due 12/25/2035	1,262	1,263

Total Asset-Backed Securities (Cost $28,287)		28,320

	SHARES
PREFERRED STOCKS 1.5%
DG Funding Trust
7.749% due 12/31/2049	510	5,361

Total Preferred Stocks (Cost $5,100)		5,361

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 39.5%

COMMERCIAL PAPER 32.9%
Bank of America Corp.
5.385% due 10/10/2006	$10,100	10,088
5.400% due 11/09/2006	1,100	1,093

Federal Home Loan Bank
5.105% due 11/24/2006	35,800	35,531
5.157% due 10/20/2006	1,200	1,197

Freddie Mac
5.130% due 10/19/2006	18,500	18,455
5.140% due 01/26/2007	35,200	34,594

General Electric Capital Corp.
5.370% due 10/10/2006	10,200	10,188

Wells Fargo Bank N.A.
5.260% due 10/03/2006	8,000	8,000

		119,146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.5%
Credit Suisse First Boston
5.050% due 10/02/2006	$2,300	$2,300
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $2,364. Repurchase proceeds are $2,301.)

Lehman Brothers, Inc.
5.050% due 10/02/2006	12,000	12,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $12,251. Repurchase proceeds are $12,005.)

State Street Bank and Trust Co.
4.900% due 10/02/2006	5,574	5,574
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.760% due 12/28/2006 valued at $5,689. Repurchase proceeds are $5,576.)

		19,874

U.S. TREASURY BILLS 1.1%
4.808% due 11/30/2006 - 12/14/2006 (a)(c)	4,110	4,065

Total Short-Term Instruments (Cost $143,114)		143,085

PURCHASED OPTIONS (e) 0.2%
(Cost $721)		775

Total Investments (b) 102.8% (Cost $373,446)		$372,691

Written Options (f) (0.4%) (Premiums $1,090)		(1,515)

Other Assets and Liabilities (Net) (2.4%)		(8,819)

Net Assets 100.0%		$362,357

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $4,279 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $4,065 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	686	$(639)
90-Day Eurodollar December Futures	Long	12/2007	619	170
90-Day Eurodollar June Futures	Long	06/2007	733	(462)
90-Day Eurodollar March Futures	Long	03/2007	1,080	(1,010)
90-Day Eurodollar March Futures	Long	03/2008	9	6
90-Day Eurodollar September Futures	Long	09/2007	442	(128)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	292	(422)

				$(2,485)

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$1,900	$45

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2006	95

Schedule of Investments Low Duration Fund II (Cont.)	(Unaudited) September 30, 2006

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.000	12/18/2006	557	$5	$3
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	325	3	2
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	109	1	1
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	110	1	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	707	7	5
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	348	3	2
Put - CME 90-Day Eurodollar March Futures	92.500	03/19/2007	60	1	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	186	2	1

				$23	$15

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	$20,000	$30	$31
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	7,400	38	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006	14,000	78	10
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007	14,000	56	50
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	9,000	46	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007	7,000	33	25
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	18,400	62	96
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007	21,500	94	149
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	18,000	79	144
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	14,000	58	58
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	17,000	90	142
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	6,100	9	10
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	9,700	25	45

							$698	$760

(f)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$ 95.000	12/18/2006	18	$9	$15
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	453	363	663

				$372	$678

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$9,000	$33	$61
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	3,500	41	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	6,000	79	13
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	6,000	58	49
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	4,000	48	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	8,000	63	111
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	9,400	97	160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	8,000	81	148
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	6,000	63	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	7,000	86	139
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	2,600	10	18
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	4,200	26	51

							$718	$837

(g)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley Warehouse Facilities	3.789%	10/30/2006	06/28/2004	$1,900	$1,900	0.52%

96	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund III	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.7%

BANKING & FINANCE 13.9%
American Express Credit Corp.
5.350% due 12/12/2007	$200	$200

American General Finance Corp.
5.429% due 03/23/2007	100	100

ANZ National International Ltd.
5.539% due 08/07/2009	300	300

Bank of America Corp.
5.400% due 06/19/2009	600	601

Bank of America N.A.
5.485% due 07/25/2008	500	500

Bear Stearns Cos., Inc.
5.635% due 04/29/2008	900	903

CIT Group, Inc.
5.555% due 08/15/2008	500	501
5.758% due 11/03/2010	400	402
5.780% due 07/28/2011	300	301

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	500	501

Citigroup, Inc.
4.200% due 12/20/2007	400	396
5.408% due 12/26/2008	300	300

Ford Motor Credit Co.
6.340% due 03/21/2007	100	100
7.200% due 06/15/2007	100	100
7.750% due 02/15/2007	100	100

General Electric Capital Corp.
5.442% due 05/19/2008	3,000	3,005

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	300	301
5.536% due 11/10/2008	100	100
5.605% due 10/05/2007	200	200
5.841% due 07/23/2009	600	604

HSBC Finance Corp.
5.440% due 02/28/2007	800	800
5.520% due 09/15/2008	100	100
5.531% due 12/05/2008	200	201

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	400	400
5.598% due 04/03/2009	100	100
5.599% due 12/23/2010	200	201

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	200	200
5.575% due 01/30/2009	300	300
5.685% due 07/25/2011	300	301

Morgan Stanley
5.550% due 02/09/2009	300	301
5.748% due 01/18/2011	400	401

Prudential Financial, Inc.
4.104% due 11/15/2006	200	200

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	300	300

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	400	401
5.450% due 09/19/2008	900	901

SLM Corp.
5.625% due 07/27/2009	200	200

Wachovia Bank N.A.
5.429% due 03/23/2009	400	400

Wachovia Corp.
5.535% due 10/28/2008	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo & Co.
5.430% due 03/10/2008	$1,100	$1,101

		16,423

INDUSTRIALS 1.2%
DaimlerChrysler N.A. Holding Corp.
5.740% due 11/17/2006	300	300
5.918% due 08/03/2009	300	300

FedEx Corp.
5.579% due 08/08/2007	300	301

Oracle Corp.
5.730% due 01/13/2009	300	301

Transocean, Inc.
5.591% due 09/05/2008	200	200

		1,402

UTILITIES 0.6%
Entergy Mississippi, Inc.
4.350% due 04/01/2008	200	197

Progress Energy, Inc.
6.050% due 04/15/2007	500	501

		698

Total Corporate Bonds & Notes (Cost $18,504)		18,523

U.S. GOVERNMENT AGENCIES 31.1%
Fannie Mae
4.340% due 03/01/2035	62	62
4.350% due 11/01/2034	188	187
4.467% due 05/01/2035	193	191
4.500% due 08/01/2035	751	737
4.564% due 11/01/2035	323	321
4.668% due 07/01/2035	153	151
5.000% due 11/01/2019 - 07/01/2021	19,954	19,617
5.216% due 08/01/2029	343	345
5.430% due 01/25/2021	1,989	1,986
5.500% due 02/01/2009 - 10/01/2036	7,272	7,179
5.632% due 07/01/2042	197	199
5.680% due 09/25/2042	372	374
5.682% due 09/01/2041	262	264
5.730% due 05/25/2031	288	289
5.832% due 09/01/2040	116	117
5.846% due 02/01/2031	89	90
6.000% due 03/01/2017 - 11/01/2017	597	606
6.411% due 11/01/2035	150	154
6.500% due 12/25/2042	27	28

Freddie Mac
4.711% due 08/01/2035	792	781
4.714% due 06/01/2035	746	731
4.917% due 07/01/2035	241	238
5.000% due 04/15/2012 - 07/15/2024	877	872
5.632% due 02/25/2045	262	261
5.680% due 12/15/2030	113	113
5.730% due 06/15/2018	74	74
5.780% due 11/15/2030	19	19
6.000% due 03/01/2016 - 08/01/2016	129	129
6.500% due 07/25/2043	278	284

Government National Mortgage Association
4.000% due 07/16/2027	50	49
5.000% due 02/20/2032	112	112
5.375% due 06/20/2027 - 05/20/2030	188	191
8.500% due 10/20/2026	20	21

Total U.S. Government Agencies (Cost $36,776)		36,772

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (b)(d)	$128	$127

Total U.S. Treasury Obligations (Cost $129)		127

MORTGAGE-BACKED SECURITIES 11.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	528	519
4.390% due 02/25/2045	118	115

Banc of America Funding Corp.
4.114% due 05/25/2035	2,611	2,546

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	725	716
4.799% due 01/25/2034	121	119
5.329% due 02/25/2033	23	23
5.456% due 04/25/2033	163	162
5.623% due 02/25/2033	13	13

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	324	325

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	92	91
4.900% due 12/25/2035	174	173

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	915	904
5.610% due 02/25/2037	1,119	1,119
6.500% due 06/25/2033	43	44

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	258	257

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	182	181
6.050% due 06/25/2032	2	2

GMAC Mortgage Corp. Loan Trust
5.008% due 11/19/2035	164	164

GSR Mortgage Loan Trust
3.402% due 06/25/2034	440	439
4.540% due 09/25/2035	764	754

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	259	258

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	299	299

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11	11

Mellon Residential Funding Corp.
5.770% due 12/15/2030	939	943

Morgan Stanley Capital I
5.420% due 07/15/2019	700	700

Prime Mortgage Trust
5.730% due 02/25/2019	26	26
5.730% due 02/25/2034	53	53

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	339	336
5.354% due 08/25/2034	430	430
6.064% due 01/25/2035	368	371

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	92	93

Structured Asset Securities Corp.
6.669% due 01/25/2032	19	19

Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	77	77

See Accompanying Notes	Semiannual Report	September 30, 2006	97

Schedule of Investments  Low Duration Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.590% due 09/25/2046	$199	$199
5.600% due 12/25/2045	155	155
5.620% due 10/25/2045	74	74
5.628% due 05/25/2041	99	99
5.745% due 11/25/2034	546	549
5.963% due 06/25/2042	284	285

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	375	372

Total Mortgage-Backed Securities (Cost $14,078)		14,015

ASSET-BACKED SECURITIES 5.6%
Accredited Mortgage Loan Trust
5.370% due 09/25/2036	1,021	1,021

ACE Securities Corp.
5.440% due 10/25/2035	350	350

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	47	47

Argent Securities, Inc.
5.450% due 10/25/2035	52	52
5.470% due 02/25/2036	198	198

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	317	317

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	296	296

Countrywide Asset-Backed Certificates
5.380% due 01/25/2037	572	573
5.500% due 11/25/2035	113	113
5.810% due 12/25/2031	53	53

FBR Securitization Trust
5.440% due 10/25/2035	118	119

First Franklin Mortgage Loan Asset-Backed Certificates
5.440% due 03/25/2025	4	4

First NLC Trust
5.440% due 09/25/2035	14	14
5.440% due 12/25/2035	50	50

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	114	113

Fremont Home Loan Trust
5.420% due 01/25/2036	113	113

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	197	197

GSAMP Trust
5.440% due 11/25/2035	89	89
5.450% due 12/25/2035	367	367
5.620% due 03/25/2034	153	153

GSR Mortgage Loan Trust
5.430% due 11/25/2030	167	167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Mortgage Trust
5.440% due 02/25/2036	$71	$72

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	118	118

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	184	184
5.610% due 10/25/2034	93	93

Park Place Securities, Inc.
5.490% due 09/25/2035	551	551

Quest Trust
5.410% due 12/25/2035	42	42

Residential Asset Securities Corp.
5.364% due 08/25/2036	192	192

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	113	113

SACO I, Inc.
5.440% due 09/25/2035	129	129

SLM Student Loan Trust
5.495% due 01/26/2015	182	182
5.505% due 07/25/2013	5	5

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	55	55
5.440% due 05/25/2035	14	15

Structured Asset Securities Corp.
5.460% due 12/25/2035	316	316

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034	124	125

Total Asset-Backed Securities (Cost $6,593)		6,598

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.749% due 12/31/2049	44	463

Total Preferred Stocks (Cost $463)		463

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 35.7%

CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
4.530% due 01/29/2007	$1,000	1,001

COMMERCIAL PAPER 10.5%
Bank of Ireland
5.355% due 11/03/2006	1,800	1,791

Danske Corp.
5.255% due 01/18/2007	2,700	2,657

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinaviska Enskilda Banken AB
5.360% due 10/27/2006		$1,400	$1,395

Societe Generale N.A.
5.245% due 01/08/2007		1,000	985

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		2,800	2,800

UBS Finance Delaware LLC
5.340% due 10/02/2006		2,700	2,700

			12,328

REPURCHASE AGREEMENTS 15.2%
Lehman Brothers, Inc.
5.050% due 10/02/2006		16,000	16,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.875% due 08/15/2025 valued at $16,371. Repurchase proceeds are $16,007.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		1,956	1,956
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $1,999. Repurchase proceeds are $1,957.)

			17,956

BELGIUM TREASURY BILLS 1.3%
2.757% due 10/12/2006	EUR	1,220	1,528

FRANCE TREASURY BILLS 2.5%
2.894% due 10/12/2006 - 11/02/2006 (a)		2,300	2,911

GERMANY TREASURY BILLS 0.3%
2.794% due 10/18/2006		310	393

NETHERLANDS TREASURY BILLS 4.2%
2.929% due 10/31/2006 (a)		3,950	4,997

U.S. TREASURY BILLS 0.9%
4.810% due 11/30/2006 - 12/14/2006 (a)(d)		$1,015	1,004

Total Short-Term Instruments (Cost $41,093)			42,118

PURCHASED OPTIONS (f) 0.2%
(Cost $166)			202

Total Investments (c) 100.7% (Cost $117,802)			$118,817

Written Options (g) (0.5%) (Premiums $389)			(650)

Other Assets and Liabilities (Net) (0.2%)			(197)

Net Assets 100.0%			$117,970

98	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $371 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $1,131 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	187	$(135)
90-Day Eurodollar December Futures	Long	12/2007	4	1
90-Day Eurodollar December Futures	Long	12/2007	162	45
90-Day Eurodollar June Futures	Long	06/2007	4	0
90-Day Eurodollar June Futures	Long	06/2007	166	(96)
90-Day Eurodollar March Futures	Long	03/2007	160	(147)
90-Day Eurodollar March Futures	Long	03/2008	3	2
90-Day Eurodollar September Futures	Long	09/2007	7	1
90-Day Eurodollar September Futures	Long	09/2007	118	(32)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	120	(279)

				$(640)

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY 8,000	$0
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	$400	2
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	200	4
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	400	1
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	400	5
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	100	0

						$12

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP 1,500	$(21)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009	800	(15)

						$(36)

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.000	12/18/2006	245	$2	$2
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	40	0	0
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	32	0	0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	216	2	2
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	167	2	1
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	49	1	0

				$7	$5

See Accompanying Notes	Semiannual Report	September 30, 2006	99

Schedule of Investments Low Duration Fund III (Cont.)	(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	400	$2	$2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		300	2	2
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$3,500	5	6
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		4,000	22	3
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		5,000	20	18
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		2,000	4	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		2,000	9	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		2,300	8	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		5,900	26	41
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		5,000	22	40
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		6,000	32	50
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		2,800	7	13

								$159	$197

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	3	$1	$2
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	291	216	426
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	1

				$219	$429

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	100	$2	$2
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		300	2	4
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,200	4	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		2,000	26	5
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	19	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		900	4	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,000	8	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		2,600	27	44
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		2,000	20	37
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		3,000	37	60
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		1,200	8	15

								$170	$221

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	79	01/2007	$0	$0	$0
Buy	CAD	391	10/2006	0	(2)	(2)
Buy	CLP	35,403	11/2006	1	0	1
Buy	CNY	1,137	03/2007	0	(1)	(1)
Sell	EUR	7,199	10/2006	25	0	25
Buy	INR	229	02/2007	0	0	0
Buy		1,457	03/2007	0	0	0
Buy	JPY	396,712	11/2006	0	(107)	(107)
Buy	KRW	41,083	02/2007	1	0	1
Buy		51,414	03/2007	0	0	0
Buy		167,160	05/2007	0	(1)	(1)
Buy	MXN	67	12/2006	0	0	0
Buy		563	01/2007	0	0	0
Buy	PLN	157	11/2006	0	(1)	(1)
Buy	RUB	300	12/2006	0	0	0
Buy		130	01/2007	0	0	0
Buy		4,244	03/2007	0	0	0
Buy	SGD	67	11/2006	0	0	0
Buy		87	03/2007	0	0	0
Buy	TWD	1,669	10/2006	0	0	0
Sell		242	02/2007	0	0	0
Buy	ZAR	18	10/2006	0	0	0
Sell		18	10/2006	0	0	0
Buy		37	11/2006	0	(1)	(1)
Buy		18	12/2006	0	0	0

				$27	$(113)	$(86)

100	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Moderate Duration Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 4.2%
American General Finance Corp.
5.429% due 03/23/2007	$1,200	$1,201

ANZ National International Ltd.
5.539% due 08/07/2009	3,200	3,199

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	400	397

Bank of America N.A.
5.485% due 07/25/2008	6,300	6,304

Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009	20,700	20,732

Citigroup, Inc.
6.200% due 03/15/2009	110	113

Ford Motor Credit Co.
6.340% due 03/21/2007	10,700	10,675
7.750% due 02/15/2007	4,326	4,337

General Electric Capital Corp.
5.520% due 01/05/2009	12,000	12,013
5.570% due 01/20/2010	3,700	3,705
6.500% due 12/10/2007	100	101

Morgan Stanley Warehouse Facilities
3.497% due 10/30/2006 (i)	4,700	4,700

Petroleum Export Ltd.
5.265% due 06/15/2011	650	644

Phoenix Quake Ltd.
7.930% due 07/03/2008	700	706

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	300	272

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	600	603

Vita Capital Ltd.
6.830% due 01/01/2007	400	401

		70,103

INDUSTRIALS 0.8%
HJ Heinz Co.
6.428% due 12/01/2008	800	817

Pemex Project Funding Master Trust
9.500% due 09/15/2027	600	785

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	7,872

Transocean, Inc.
5.591% due 09/05/2008	3,400	3,402

		12,876

UTILITIES 0.3%
AT&T, Inc.
4.214% due 06/05/2007	5,300	5,270

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	463

		5,733

Total Corporate Bonds & Notes (Cost $88,641)		88,712

MUNICIPAL BONDS & NOTES 0.1%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	1,500	1,534

Total Municipal Bonds & Notes (Cost $1,493)		1,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 68.7%
Fannie Mae
4.836% due 06/01/2035	$16,832	$16,656
5.000% due 12/01/2013 - 11/01/2036	739,742	725,329
5.172% due 01/01/2027	130	131
5.500% due 06/01/2007 - 0/01/2036	316,479	312,925
5.730% due 11/25/2032	13	13
6.000% due 09/25/2016 - 0/01/2036	14,092	14,247
6.130% due 10/01/2008	151	153
6.325% due 04/01/2008	280	281
6.500% due 01/01/2013 - 06/25/2044	13,781	14,124
7.000% due 05/01/2012 - 05/01/2032	330	340
7.500% due 03/01/2015 - 07/25/2041	455	472
8.000% due 12/01/2006 - 08/01/2031	126	132
12.000% due 05/01/2016	4	4

Federal Home Loan Bank
0.000% due 02/05/2007	1,600	1,540

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	322	325

Freddie Mac
4.000% due 05/01/2019	159	150
4.500% due 05/01/2018 - 05/01/2034	1,103	1,063
5.000% due 04/15/2016 - 09/01/2035	17,886	17,649
5.500% due 06/01/2017 - 10/01/2034	2,588	2,574
6.000% due 09/01/2013 - 09/01/2034	2,571	2,594
6.500% due 07/25/2043	7	7
7.000% due 04/01/2032	51	52
7.500% due 05/01/2015	3	3
8.000% due 01/01/2012	14	14
8.500% due 04/15/2025	415	415

Government National Mortgage Association
5.000% due 09/15/2017 - 12/15/2017	187	185
5.125% due 11/20/2017 - 11/20/2025	91	91
5.375% due 03/20/2020 - 03/20/2028	509	513
5.500% due 01/15/2017 - 09/20/2034	12,964	12,216
5.780% due 10/16/2030	75	76
5.930% due 02/16/2030	899	911
5.980% due 02/16/2030	637	646
6.000% due 07/20/2015 - 08/20/2034	201	203
6.500% due 01/20/2034 - 08/20/2034	162	166
7.000% due 07/15/2031 - 12/15/2032	151	156
7.500% due 03/15/2008 - 01/15/2031	688	721
8.000% due 04/15/2017 - 11/15/2022	1,648	1,733
8.500% due 02/15/2008	9	10
9.000% due 06/15/2009 - 10/15/2017	94	96
9.500% due 08/15/2021 - 12/15/2021	24	26

Housing Urban Development
5.070% due 08/01/2015	2,000	1,984
5.290% due 08/01/2017	5,000	4,981

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
4.340% due 03/01/2024	$78	$74
4.504% due 02/01/2014	82	80
4.750% due 07/01/2025	18,977	18,428
5.130% due 09/01/2023	20	20
6.090% due 07/01/2011	102	104
6.640% due 02/01/2011	3,472	3,609
7.449% due 08/01/2010	1,797	1,897

Total U.S. Government Agencies (Cost $1,175,099)		1,160,119

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,333	1,279
3.375% due 01/15/2007 (e)	2,312	2,292

Total U.S. Treasury Obligations (Cost $3,647)		3,571

MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,182	3,097

Banc of America Funding Corp.
4.114% due 05/25/2035	4,080	3,978

Bear Stearns Adjustable Rate Mortgage Trust
5.329% due 02/25/2033	432	430
5.623% due 02/25/2033	331	330

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	6,213	6,233

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	3	3

Countrywide Home Loan Mortgage Pass-Through Trust
5.600% due 05/25/2034	2	2
5.620% due 04/25/2035	954	959

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	234	234

Indymac ARM Trust
6.410% due 01/25/2032	162	162

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	204	203

Prime Mortgage Trust
5.730% due 02/25/2019	231	232
5.730% due 02/25/2034	981	984

Structured Asset Securities Corp.
6.101% due 02/25/2032	61	61

Washington Mutual, Inc.
4.816% due 10/25/2032	4	4
5.106% due 10/25/2032	406	404
5.427% due 02/27/2034	10	10
5.620% due 10/25/2045	1,916	1,930

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,374	6,318

Total Mortgage-Backed Securities (Cost $25,722)		25,574

ASSET-BACKED SECURITIES 0.2%
Brazos Student Finance Corp.
5.900% due 06/01/2023	1,397	1,406

Fremont Home Loan Owner Trust
6.120% due 12/25/2029	331	332

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	1,306	1,307

Total Asset-Backed Securities (Cost $3,030)		3,045

See Accompanying Notes	Semiannual Report	September 30, 2006	101

Schedule of Investments  Moderate Duration Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.5%
Hydro Quebec
5.562% due 09/29/2049		$5,000	$4,726

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007 (a)		22,000,000	434

		PRINCIPAL AMOUNT (000S)
Panama Government International Bond
8.875% due 09/30/2027		$700	870

Peru Government International Bond
9.125% due 01/15/2008		2,545	2,672

Total Sovereign Issues (Cost $7,847)			8,702

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,263

JSG Packaging PLC
6.090% due 01/12/2014		108	138
6.150% due 01/12/2014		122	156
6.464% due 01/12/2014		163	208

New Zealand Government Bond
4.500% due 02/15/2016	NZD	800	718

Smurfit Kappa Funding PLC
6.241% due 11/29/2014	EUR	396	507
6.335% due 01/12/2014		211	270

Total Foreign Currency-Denominated Issues (Cost $7,788)			10,260

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.749% due 12/31/2049		410	4,310

Total Preferred Stocks (Cost $4,100)			4,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 34.6%

COMMERCIAL PAPER 15.1%
Bank of America Corp.
5.250% due 01/12/2007	$43,900	$43,232
5.260% due 12/14/2006	600	593

BNP Paribas Finance
5.265% due 12/28/2006	38,200	37,701

Cox Communications, Inc.
5.580% due 01/16/2007	2,600	2,559

DnB NORBank ASA
5.265% due 02/20/2007	17,300	16,941

Skandinaviska Enskilda Banken AB
5.280% due 11/16/2006	13,000	12,914

Societe Generale N.A.
5.265% due 11/17/2006	47,600	47,280
5.265% due 12/21/2006	5,000	4,940

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	39,400	39,400

UBS Finance Delaware LLC
5.245% due 01/08/2007	45,100	44,439
5.250% due 01/11/2007	900	886

Viacom, Inc.
5.600% due 03/22/2007	1,400	1,365
5.594% due 05/29/2007	2,600	2,510

		254,760

REPURCHASE AGREEMENTS 3.9%
Lehman Brothers, Inc.
5.050% due 10/02/2006	66,000	66,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $67,312. Repurchase proceeds are $66,028.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$6,189	$6,189

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,313. Repurchase proceeds are $6,192.)

BELGIUM TREASURY BILLS 1.1%
2.757% due 10/12/2006	EUR	14,250	18,056

FRANCE TREASURY BILLS 8.3%
2.858% due 10/12/2006 - 11/23/2006 (b)		111,520	141,166

NETHERLANDS TREASURY BILLS 4.9%
2.933% due 10/31/2006 (b)		65,000	82,229

U.S. TREASURY BILLS 0.9%
4.808% due 11/30/2006 - 12/14/2006 (b)(e)		$16,485	16,308

Total Short-Term Instruments (Cost $584,747)			584,708

PURCHASED OPTIONS (g) 0.2%
(Cost $3,185)			3,563

Total Investments (d) 112.2% (Cost $1,905,299)			$1,894,098

Written Options (h) (0.4%) (Premiums $4,928)			(7,247)

Other Assets and Liabilities (Net) (11.8%)			(199,063)

Net Assets 100.0%			$1,687,788

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $5,260 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $18,600 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,737	$(1,708)
90-Day Eurodollar December Futures	Long	12/2007	1,616	1,495
90-Day Eurodollar June Futures	Long	06/2007	3,185	174
90-Day Eurodollar March Futures	Long	03/2007	2,506	(2,637)
90-Day Eurodollar March Futures	Long	03/2008	2,134	2,343
90-Day Eurodollar September Futures	Long	09/2007	2,428	1,367
U.S. Treasury 5-Year Note December Futures	Long	12/2006	118	77
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	1,160	(2,084)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	72	19
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	65	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	114	23

				$(926)

102	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006	$7,600	$33
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,500	128
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006	2,400	12
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	104
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006	3,300	16
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	03/20/2007	1,100	6
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	7,100	17
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	2,300	53
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	400	1

						$370

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		EUR 5,100	$44
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	15
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	7,600	(80)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		4,100	(79)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		$400	12
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		200	6

							$(82)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.250	12/18/2006	885	$8	$6
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	9,300	88	58
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,266	12	8
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	494	5	3
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	660	6	4
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	824	8	5

				$127	$84

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	15,000	$69	$100
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	6,800	32	42
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		4,500	26	28
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$67,000	102	105
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		23,800	121	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		60,000	333	44
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		58,000	232	208
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		32,000	163	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		30,000	140	108
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		69,000	232	359
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		99,900	436	690
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		87,000	383	696
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		51,000	211	211
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		81,000	431	677
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		20,400	32	32
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		44,800	115	208

								$3,058	$3,508

See Accompanying Notes	Semiannual Report	September 30, 2006	103

Schedule of Investments  Moderate Duration Fund  (Cont.)

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$5,000	$0	$(29)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 111.000	11/21/2006	260	$151	$491
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	260	82	4
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	61	30	51
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,900	1,490	2,779

				$1,753	$3,325

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	6,000	$72	$119
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,900	31	36
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		8,200	39	108
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		1,300	26	25
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$29,000	105	196
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		10,100	118	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		26,000	342	57
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		25,000	241	203
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		14,000	167	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		13,000	145	106
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		30,000	237	417
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		43,700	451	746
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		38,000	386	703
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		21,900	229	229
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		35,000	433	697
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		8,800	34	60
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		19,400	119	235

								$3,175	$3,937

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Cost (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$5,000	$0	$(15)

(3) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley Warehouse Facilities	3.497%	10/30/2006	06/28/2004	$4,700	$4,700	0.28%

104	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,428	01/2007	$0	$(7)	$(7)
Buy	CAD	5,970	10/2006	0	(31)	(31)
Buy	CLP	324,000	11/2006	8	0	8
Buy		125,507	12/2006	1	0	1
Buy	CNY	16,396	03/2007	0	(14)	(14)
Sell	EUR	187,740	10/2006	708	0	708
Buy	INR	5,393	02/2007	2	0	2
Buy		26,630	03/2007	3	0	3
Buy	JPY	5,055,858	11/2006	0	(1,358)	(1,358)
Buy	KRW	709,700	12/2006	5	0	5
Sell		267,575	02/2007	0	(5)	(5)
Buy		694,393	03/2007	8	0	8
Buy		2,505,652	05/2007	0	(13)	(13)
Buy	MXN	4,070	12/2006	0	(1)	(1)
Buy		4,496	01/2007	1	0	1
Buy	PLN	2,043	11/2006	0	(7)	(7)
Buy	RUB	1,955	12/2006	0	0	0
Buy		10,091	01/2007	0	0	0
Buy		56,782	03/2007	0	(1)	(1)
Buy	SGD	1,066	11/2006	0	0	0
Buy		688	03/2007	0	(1)	(1)
Buy	TWD	20,661	02/2007	0	(14)	(14)
Buy	ZAR	504	10/2006	0	(9)	(9)
Sell		504	10/2006	1	0	1
Buy		548	11/2006	0	(18)	(18)
Buy		504	12/2006	0	(1)	(1)

				$737	$(1,480)	$(743)

See Accompanying Notes	Semiannual Report	September 30, 2006	105

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 99.9%

CERTIFICATES OF DEPOSIT 13.8%
Citibank New York N.A.
5.300% due 12/28/2006	$16,800	$16,800

Citizens Bank of Massachusetts
5.430% due 11/09/2006	12,900	12,900

Unicredito Italiano SpA
5.485% due 10/10/2006	11,100	11,100

Wells Fargo Bank N.A.
5.260% due 10/03/2006	17,000	17,000

		57,800

COMMERCIAL PAPER 85.9%
Abbey National N.A. LLC
5.240% due 10/26/2006	16,800	16,741

ASB Bank Ltd.
5.260% due 12/07/2006	10,000	9,904

Bank of America Corp.
5.265% due 12/06/2006	13,000	12,876

Bank of Ireland
5.135% due 11/22/2006	7,700	7,644
5.280% due 11/02/2006	6,230	6,202

Barclays U.S. Funding Corp.
5.280% due 11/22/2006	13,400	13,300

Danske Corp.
5.410% due 02/01/2007	15,635	15,348

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DnB NORBank ASA
5.230% due 03/19/2007	$7,100	$6,927

Eksportfinans A/S
5.250% due 10/18/2006	17,000	16,960

Fannie Mae
5.257% due 10/11/2006	7,200	7,191
5.280% due 01/10/2007	25,400	25,027
5.456% due 01/24/2007	7,200	7,080

Freddie Mac
5.275% due 01/23/2007	36,800	36,191

General Electric Capital Corp.
5.270% due 11/14/2006	17,000	16,893

ING U.S. Funding LLC
5.255% due 12/18/2006	17,000	16,809

IXIS Commercial Paper Corp.
5.250% due 10/17/2006	13,000	12,972

Nordea N.A., Inc.
5.390% due 01/10/2007	11,300	11,131

Oesterreichische
5.245% due 10/30/2006	14,890	14,829

San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006	13,000	12,886

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006	13,000	12,873

Societe Generale N.A.
5.380% due 10/12/2006	10,000	9,985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Stadshypoket Delaware, Inc.
5.270% due 11/21/2006	$13,000	$12,905

Swedbank
5.250% due 10/18/2006	17,000	16,960

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	16,200	16,200

Toyota Motor Credit Corp.
5.250% due 11/13/2006	15,400	15,306

Westpac Capital Corp.
5.140% due 12/01/2006	7,700	7,634

		358,774

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 10/02/2006	1,008	1,008

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 11/15/2008 valued at $1,030. Repurchase proceeds are $1,008.)

Total Short-Term Instruments (Cost $417,582)		417,582

Total Investments 99.9% (Cost $417,582)		$417,582

Other Assets and Liabilities (Net) 0.1%		380

Net Assets 100.0%		$417,962

106	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$2,597	$2,610
7.390% due 12/20/2012	10,667	10,699
7.485% due 12/20/2012	667	669

Shackleton Re Ltd.
12.968% due 08/01/2008	9,000	8,977
13.468% due 08/01/2008	3,000	3,004
13.489% due 02/07/2008	5,500	5,540

Total Bank Loan Obligations (Cost $31,376)		31,499

CORPORATE BONDS & NOTES 3.4%

BANKING & FINANCE 2.1%
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,912

Citigroup, Inc.
5.516% due 05/02/2008	14,100	14,123
5.525% due 01/30/2009	16,200	16,215

Export-Import Bank of Korea
5.590% due 10/04/2011 (b)	18,200	18,176
6.500% due 11/15/2006	2,500	2,502

Ford Motor Credit Co.
6.194% due 09/28/2007	10,000	9,911
6.340% due 03/21/2007	20,900	20,852

General Electric Capital Corp.
5.430% due 12/12/2008	12,700	12,717

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	869

Kamp Re 2005 Ltd.
5.430% due 12/14/2007 (a)	5,000	3

Parametric Re Ltd.
7.330% due 11/19/2007	11,500	11,632
9.570% due 05/19/2008	1,500	1,516

Phoenix Quake Ltd.
7.930% due 07/03/2008	50,550	51,012

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	13,750	12,484

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	9,000	9,050

Rabobank Nederland
5.527% due 01/15/2009	11,300	11,308

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,848

Vita Capital Ltd.
6.830% due 01/01/2007	34,200	34,317
6.908% due 01/01/2010	5,000	4,878

Wachovia Bank N.A.
5.461% due 12/02/2010	30,500	30,542

		293,867

INDUSTRIALS 1.1%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,020

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,423	3,432
8.875% due 09/15/2008	5,930	6,226

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,563
7.875% due 12/15/2007	8,200	8,344

EchoStar DBS Corp.
5.750% due 10/01/2008	10,600	10,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
El Paso Corp.
6.950% due 12/15/2007	$2,630	$2,669
7.625% due 08/16/2007	4,300	4,375

General Electric Co.
5.430% due 12/09/2008	6,000	6,007

HCA, Inc.
7.250% due 05/20/2008	6,500	6,581

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,423

Host Marriott LP
9.250% due 10/01/2007	2,370	2,456
9.500% due 01/15/2007	6,100	6,184

Mandalay Resort Group
9.500% due 08/01/2008	2,700	2,876
10.250% due 08/01/2007	10,500	10,894

Mirage Resorts, Inc.
7.250% due 10/15/2006	1,100	1,100

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,837
8.625% due 02/01/2022	6,900	8,304
9.500% due 09/15/2027	14,850	19,416

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,714

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,030

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,719

Weyerhaeuser Co.
6.125% due 03/15/2007	521	522

		157,226

UTILITIES 0.2%
Citizens Communications Co.
7.625% due 08/15/2008	5,000	5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,191

Embarq Corp.
7.082% due 06/01/2016	4,600	4,701

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,793

		26,860

Total Corporate Bonds & Notes (Cost $477,696)		477,953

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,385	3,419

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	2,500	2,632

Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,344

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,640	9,204

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,515	2,526
6.250% due 06/01/2033	25,000	27,536
6.625% due 06/01/2040	380	427
6.750% due 06/01/2039	1,445	1,633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	$3,870	$4,160

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,464

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,586

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	1,570	1,680

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	792
6.125% due 06/01/2032	740	784

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	415	456

Total Municipal Bonds & Notes (Cost $60,321)		67,643

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
4.394% due 08/01/2035	569	565
4.588% due 07/01/2035	655	654
4.672% due 05/01/2035	1,981	1,958
4.681% due 04/01/2035	1,478	1,466
4.846% due 06/01/2033	403	404
5.000% due 06/25/2027 - 10/01/2036	27,675	26,932
5.460% due 03/25/2036	6,630	6,632
5.500% due 02/01/2033 - 10/01/2036	503,991	496,614
5.632% due 09/01/2044 - 10/01/2044	11,755	11,829
6.000% due 10/01/2036	203,000	203,952
6.336% due 10/01/2031	671	683

Federal Housing Administration
7.430% due 12/01/2020	102	103

Freddie Mac
5.000% due 01/15/2024	7,758	7,722
5.610% due 09/25/2031	2,760	2,762
5.632% due 10/25/2044	17,228	17,413
5.680% due 12/15/2030	8,145	8,164
6.500% due 01/25/2028	82	84
7.000% due 10/15/2030	392	394

Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031	1,434	1,476

Housing Urban Development
5.530% due 08/01/2020	6,000	6,065

Total U.S. Government Agencies (Cost $792,944)		795,872

U.S. TREASURY OBLIGATIONS 113.6%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,212,857	1,149,704
1.625% due 01/15/2015	365,729	347,986
1.875% due 07/15/2013	835,321	813,949
1.875% due 07/15/2015	766,670	742,592
2.000% due 01/15/2014	1,258,519	1,234,872
2.000% due 07/15/2014	546,473	535,757
2.000% due 01/15/2016	56,289	55,014
2.000% due 01/15/2026	638,145	612,221
2.375% due 04/15/2011	19,275	19,301
2.375% due 01/15/2025	1,266,953	1,287,740
2.500% due 07/15/2016	327,580	334,235

See Accompanying Notes	Semiannual Report	September 30, 2006	107

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.000% due 07/15/2012	$1,567,417	$1,626,747
3.375% due 01/15/2007 (h)	538,961	534,456
3.375% due 01/15/2012	65,837	69,319
3.375% due 04/15/2032	37,948	47,132
3.500% due 01/15/2011	799,164	837,312
3.625% due 01/15/2008	1,143,775	1,153,292
3.625% due 04/15/2028	1,065,372	1,320,605
3.875% due 01/15/2009	528,478	543,817
3.875% due 04/15/2029	923,626	1,193,714
4.250% due 01/15/2010	816,104	863,413

U.S. Treasury Bonds
4.500% due 02/15/2036	60,200	57,703
6.250% due 08/15/2023	600	697
6.625% due 02/15/2027	23,700	29,151
7.625% due 02/15/2025	100	134
8.875% due 08/15/2017	12,100	16,351

U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,294
3.875% due 09/15/2010	109,090	106,333
3.875% due 02/15/2013	20,100	19,312
4.000% due 11/15/2012	6,000	5,813
4.250% due 11/15/2013	4,400	4,305
4.250% due 11/15/2014	2,600	2,536
4.500% due 02/28/2011	50,700	50,526
4.500% due 11/15/2015	1,900	1,882
4.875% due 04/30/2011	350,000	354,006
5.125% due 05/15/2016	29,400	30,507

Total U.S. Treasury Obligations (Cost $15,969,367)		16,003,728

MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Funding Corp.
4.620% due 02/20/2036	50,016	49,774

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	4,726	4,710
4.799% due 01/25/2034	2,868	2,836
5.845% due 11/25/2030	642	644

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	3,310	3,281

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	15,542	15,528

GSR Mortgage Loan Trust
4.540% due 09/25/2035	38,280	37,774

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	2,921	2,927
5.670% due 06/20/2035	2,168	2,176

Mellon Residential Funding Corp.
5.770% due 12/15/2030	882	886
5.820% due 10/20/2029	552	558

Washington Mutual, Inc.
5.427% due 02/27/2034	4,059	4,130
5.590% due 11/25/2045	13,617	13,672

Total Mortgage-Backed Securities (Cost $138,670)		138,896

ASSET-BACKED SECURITIES 1.7%
Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	6,066	6,072

Argent Securities, Inc.
5.430% due 11/25/2035	1,195	1,195
5.450% due 10/25/2035	181	182

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 01/25/2036	3,677	3,682
5.780% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	5,080	5,077

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	$312	$313

First NLC Trust
5.450% due 02/25/2036	9,931	9,938

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	6,907	6,912

GSAMP Trust
5.450% due 12/25/2035	5,931	5,932

GSR Mortgage Loan Trust
5.430% due 11/25/2030	4,013	4,016

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,216	4,219

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	11,633	11,640

Lehman XS Trust
5.410% due 07/25/2046	18,136	17,948
5.420% due 05/25/2046	3,948	3,948

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	12,388	12,398
5.420% due 01/25/2036	6,377	6,382
5.450% due 09/25/2035	2,128	2,130

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	3,111	3,113

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	14,906	14,917
5.390% due 04/25/2037	1,890	1,891
5.410% due 01/25/2037	7,337	7,342

Morgan Stanley Capital I
5.400% due 03/25/2036	10,005	10,011

New Century Home Equity Loan Trust
5.400% due 08/25/2036	17,797	17,808

Park Place Securities, Inc.
5.440% due 09/25/2035	753	754

Residential Asset Securities Corp.
5.400% due 04/25/2036	2,637	2,639
5.400% due 07/25/2036	22,779	22,793
5.410% due 01/25/2036	8,271	8,278
5.420% due 01/25/2036	3,824	3,827
5.430% due 10/25/2035	665	666
5.430% due 11/25/2035	3,937	3,940

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	733	734

SACO I, Inc.
5.390% due 05/25/2036	9,935	9,940
5.440% due 11/25/2020	997	998
5.440% due 07/25/2035	136	136

SLC Student Loan Trust
5.360% due 12/15/2010	1,952	1,953

SLM Student Loan Trust
5.495% due 01/26/2015	3,427	3,430
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,484	2,486
5.400% due 03/25/2036	1,191	1,192
5.430% due 12/25/2035	3,798	3,801
5.440% due 05/25/2035	202	202

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	8,712	8,719

Structured Asset Securities Corp.
5.430% due 08/25/2035	1,160	1,161

Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	17	16

Total Asset-Backed Securities (Cost $235,175)		235,129

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
5.625% due 01/15/2017		$5,500	$5,448

Russia Government International Bond
10.000% due 06/26/2007		7,000	7,241

Total Sovereign Issues (Cost $12,511)			12,689

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	16,717	19,588
4.250% due 12/01/2021 (d)		2,640	3,168

France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,340	8,024
1.600% due 07/25/2015 (d)		3,132	3,976
3.150% due 07/25/2032 (d)		6,692	11,086

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,707
5.500% due 09/15/2066	GBP	12,450	23,409

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,141	2,794
4.250% due 08/01/2014		1,700	2,217

New Zealand Government Bond
4.500% due 02/15/2016	NZD	10,000	8,973

Pylon Ltd.
4.833% due 12/18/2008	EUR	20,750	26,405
7.233% due 12/18/2008		40,700	51,648

Sweden Government Bond
4.638% due 12/01/2008	SEK	37,000	6,213

United Kingdom Gilt Inflation Linked
2.278% due 01/26/2035	GBP	200	525

Total Foreign Currency-Denominated Issues (Cost $160,845)			173,733

SHORT-TERM INSTRUMENTS 19.1%

COMMERCIAL PAPER 6.9%
ABN AMRO N.A. Finance
5.240% due 01/12/2007		$41,800	41,164

BNP Paribas Finance
5.340% due 10/02/2006		92,300	92,300

Cox Communications, Inc.
5.619% due 01/16/2007		18,200	18,200

Rabobank USA Financial Corp.
5.360% due 10/02/2006		388,400	388,400

Societe Generale N.A.
5.245% due 01/08/2007		229,322	225,962

Time Warner, Inc.
5.390% due 01/25/2007		8,400	8,257

UBS Finance Delaware LLC
5.245% due 01/08/2007		168,500	166,031

Viacom, Inc.
5.594% due 05/29/2007		26,500	26,500

			966,814

REPURCHASE AGREEMENTS 0.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006		56,000	56,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $57,115. Repurchase proceeds are $56,024.)

108	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$5,987	$5,987

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,110. Repurchase proceeds are $5,989.)

FRANCE TREASURY BILLS 5.4%
2.841% due 10/5/2006 - 12/28/2006 (c)	EUR	596,460	755,690

GERMANY TREASURY BILLS 5.3%
2.816% due 10/18/2006 - 01/17/2007 (c)		587,080	742,113

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 0.7%
2.960% due 10/31/2006	EUR	83,500	$105,630

U.S. TREASURY BILLS 0.4%
4.794% due 11/30/2006 - 12/14/2006 (c)(e)(f)(h)		$60,920	60,299

Total Short-Term Instruments (Cost $2,691,359)			2,692,533

VALUE (000S)
PURCHASED OPTIONS (j) 0.0%
(Cost $3,000)	$4,764

Total Investments (g) 146.5% (Cost $20,573,264)	$20,634,439

Written Options (k) (0.1%) (Premiums $8,621)	(12,877)

Other Assets and Liabilities (Net) (46.4%)	(6,538,853)

Net Assets 100.0%	$14,082,709

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $4,698 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	Securities with an aggregate market value of $29,720 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $101,982 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $26,518 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,629	$1,039
90-Day Eurodollar December Futures	Long	12/2008	609	282
90-Day Eurodollar June Futures	Long	06/2007	1,023	(332)
90-Day Eurodollar June Futures	Long	06/2009	609	304
90-Day Eurodollar March Futures	Long	03/2007	127	(120)
90-Day Eurodollar March Futures	Long	03/2008	641	334
90-Day Eurodollar March Futures	Long	03/2009	609	282
90-Day Eurodollar September Futures	Long	09/2007	1,188	450
90-Day Eurodollar September Futures	Long	09/2008	609	282
U.S. Treasury 5-Year Note December Futures	Long	12/2006	9,529	6,578
U.S. Treasury 10-Year Note December Futures	Long	12/2006	8,795	9,628
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	330	(769)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	513

				$18,471

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	$20,000	$100
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.780%	12/20/2011	3,900	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	3,800	271
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2011	5,000	376
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 09/15/2011	Sell	1.750%	12/20/2011	8,600	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	22
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	37
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,100	68
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	18
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	48
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	44
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	18
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	20
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	20
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	23,800	131
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	327
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	351

						$2,008

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2006	109

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	$(75)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(137)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	39
UBS AG	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	28
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	229
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	70
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	566
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	567
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	117
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	89
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	29
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		127,200	6,832
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	2.023%	10/15/2011		31,400	0
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		12,400	535
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	234
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	16
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	67
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	1,476
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(1,134)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	924
JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	58
UBS AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	107
Morgan Stanley	6-month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	51
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	420,000	(299)
Barclays Bank PLC	3-month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	905
JPMorgan Chase & Co.	3-month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	238
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$197,800	(5,868)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		118,950	1,113
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		148,600	(4,422)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	(187)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,995)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(8,505)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2036		6,600	(392)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		126,700	1,186
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		301,300	(6,202)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		213,600	(6,337)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		41,500	665
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		98,800	(2,931)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		148,200	(8,799)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		121,200	(3,597)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		93,700	(5,564)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		34,000	550
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		150,000	1,404
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	6,891
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(3,460)

							$(37,896)

(j)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$4,673
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	936

							$3,000	$5,609

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$ 0.000	03/20/2007	$141,400	$0	$(438)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/20/2007	24,600	0	(76)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	35,300	0	(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	100,000	0	(235)

					$0	$(845)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

110	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$112.000	11/21/2006	2,122	$1,320	$2,653
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	1,266	512	969
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	2,122	457	33
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	1,266	530	79

				$2,819	$3,734

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$207,000	$1,076	$3,489
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	73,000	829	22
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	134,000	881	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	254,000	2,583	4,700
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	433	922

							$5,802	$9,143

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.125%	09/15/2008	$177,200	$171,763	$172,439
U.S. Treasury Notes	3.250%	08/15/2007	127,800	126,178	126,920
U.S. Treasury Notes	3.375%	02/15/2008	147,500	144,717	145,521
U.S. Treasury Notes	3.625%	05/15/2013	21,600	20,432	20,788
U.S. Treasury Notes	4.500%	02/15/2016	108,600	105,865	108,208
U.S. Treasury Notes	4.750%	05/15/2014	310,200	310,619	318,852
U.S. Treasury Notes	4.875%	08/15/2016	55,000	55,657	56,472

				$935,231	$949,200

(3) Market value includes $9,378 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	13,985	10/2006	$73	$0	$73
Buy	CNY	427,717	09/2007	184	0	184
Sell	EUR	1,187,823	10/2006	4,476	0	4,476
Buy	GBP	1,518	10/2006	0	(27)	(27)
Sell		22,464	10/2006	258	0	258
Buy	JPY	50,496,760	11/2006	0	(12,675)	(12,675)
Sell		7,021,433	11/2006	517	0	517
Sell	NZD	9,977	10/2006	163	0	163
Buy	PLN	4,834	11/2006	0	(10)	(10)
Buy	RUB	40,606	03/2007	0	(2)	(2)
Sell	SEK	46,511	12/2006	68	0	68

				$5,739	$(12,714)	$(6,975)

See Accompanying Notes	Semiannual Report	September 30, 2006	111

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 10.0%
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	$3,900	$3,921

CIT Group Holdings, Inc.
5.635% due 01/30/2009	17,100	17,148

CIT Group, Inc.
5.638% due 11/23/2007	75	75

Citigroup, Inc.
5.408% due 12/26/2008	9,700	9,710
5.516% due 05/02/2008	5,300	5,309
5.525% due 01/30/2009	31,900	31,930

Ford Motor Credit Co.
5.590% due 03/13/2007	708	703
6.194% due 09/28/2007	2,000	1,982
6.340% due 03/21/2007	1,000	998
7.875% due 06/15/2010	3,300	3,216

General Electric Capital Corp.
5.506% due 05/10/2010	16,500	16,517

General Motors Acceptance Corp.
6.242% due 03/20/2007	4,450	4,436
6.407% due 01/16/2007	7,422	7,417

Goldman Sachs Group, Inc.
5.479% due 06/23/2009	41,910	41,950
5.664% due 06/28/2010	5,260	5,292
5.841% due 07/23/2009	1,000	1,007

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.486% due 05/10/2007	8,380	8,386
5.520% due 09/15/2008	10,280	10,311

Lehman Brothers Holdings, Inc.
5.599% due 12/23/2010	9,700	9,726

MBNA Corp.
5.910% due 05/05/2008	6,320	6,367

MBNA Europe Funding PLC
5.490% due 09/07/2007	22,900	22,924

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,565
7.250% due 10/15/2006	2,200	2,200

Morgan Stanley
5.550% due 02/09/2009	10,100	10,118

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	29,200	29,200

National Australia Bank Ltd.
5.430% due 09/11/2009	8,900	8,906

Rabobank Nederland
5.527% due 01/15/2009	14,800	14,810

Riggs Capital Trust
8.625% due 12/31/2026	10,100	10,593
8.875% due 03/15/2027	6,146	6,502

Royal Bank of Scotland Group PLC
5.520% due 04/11/2008	4,100	4,104

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	6,000	6,009
5.540% due 02/06/2009	19,200	19,229

SLM Corp.
5.605% due 01/25/2007	870	871

USAA Capital Corp.
7.050% due 11/08/2006	445	446

Vita Capital Ltd.
6.830% due 01/01/2007	3,000	3,010

Wachovia Bank N.A.
5.429% due 03/23/2009	3,300	3,302

		335,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.2%
Airgas, Inc.
9.125% due 10/01/2011	$900	$946

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,510

Comcast Corp.
5.800% due 07/14/2009	2,100	2,105

CSC Holdings, Inc.
7.250% due 07/15/2008	300	304

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	9,000	9,003
5.870% due 09/10/2007	22,000	22,054

EchoStar DBS Corp.
5.750% due 10/01/2008	9,300	9,242

El Paso Corp.
6.500% due 06/01/2008	3,000	3,019
7.625% due 08/16/2007	10,000	10,175

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,226

GP Canada Finance Co.
7.200% due 12/15/2006	200	202

HCA, Inc.
5.250% due 11/06/2008	5,350	5,296
7.250% due 05/20/2008	650	658

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,507

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,786

Host Marriott LP
9.250% due 10/01/2007	1,196	1,239
9.500% due 01/15/2007	8,465	8,581

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,016

Mandalay Resort Group
10.250% due 08/01/2007	400	415

MGM Mirage
9.750% due 06/01/2007	3,300	3,395

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,008

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,739
6.700% due 10/01/2007	4,136	4,179

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	910

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.591% due 09/05/2008	4,500	4,502

Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,005
6.375% due 10/01/2010	7,000	7,000

Xerox Corp.
6.160% due 12/18/2009	2,000	2,015
6.750% due 02/01/2017	100	102
9.750% due 01/15/2009	1,915	2,083

		141,876

UTILITIES 3.8%
AT&T, Inc.
5.612% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.580% due 08/15/2008	1,400	1,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
7.500% due 01/15/2009	$9,000	$9,315
8.900% due 07/15/2008	1,300	1,368
9.875% due 10/15/2007	4,100	4,279

ConocoPhillips
5.510% due 04/11/2007	3,800	3,801

Dominion Resources, Inc.
5.664% due 09/28/2007	14,000	14,008

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,465
6.140% due 12/08/2008	9,600	9,623

Florida Power Corp.
5.802% due 11/14/2008	17,400	17,437

NiSource, Inc.
3.628% due 11/01/2006	2,700	2,696

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,209

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,000	2,085

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	4,800	4,802

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,421

Qwest Corp.
5.625% due 11/15/2008	2,000	1,995

Verizon Global Funding Corp.
5.535% due 08/15/2007	19,400	19,419

Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		125,716

Total Corporate Bonds & Notes (Cost $603,391)		603,082

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
3.500% due 04/25/2011 - 04/25/2017	3,069	3,044
3.604% due 07/01/2034	98	98
3.757% due 06/01/2034	62	63
4.617% due 09/01/2035	1,352	1,338
5.041% due 01/01/2036	688	686
5.134% due 11/01/2025	28	28
5.208% due 05/01/2036	20,172	20,280
5.340% due 02/01/2018 - 04/01/2029	387	389
5.460% due 03/25/2036	1,080	1,081
5.477% due 01/01/2032	1,515	1,525
5.480% due 08/25/2034	2,444	2,444
5.500% due 02/01/2014	1,809	1,818
5.530% due 11/25/2032	1,848	1,850
5.630% due 03/25/2036	4,887	4,881
5.632% due 03/01/2044 - 10/01/2044	24,760	24,907
5.680% due 09/25/2042	620	624
5.741% due 07/01/2029	459	465
5.780% due 10/25/2030	10	11
5.930% due 10/25/2017	486	492
6.000% due 02/25/2008	1	1
6.250% due 10/01/2023	38	39
6.500% due 10/25/2023 (a)	63	5
6.500% due 11/01/2028 - 10/25/2042	1,486	1,516
6.607% due 08/01/2029	3,028	3,076
6.633% due 12/01/2040	1,049	1,070
7.000% due 03/01/2013	72	73
7.095% due 08/01/2026	20	20
9.011% due 06/25/2032	1,064	1,117

112	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
2.375% due 12/26/2006	$4,600	$4,569
2.620% due 04/23/2007	2,390	2,356
3.000% due 04/20/2009	1,300	1,270
3.500% due 05/13/2008 - 12/12/2008	3,135	3,048
4.000% due 07/30/2008 - 01/16/2009	50,100	49,033
4.020% due 06/30/2009	2,000	1,953
4.150% due 01/12/2009	1,950	1,914
4.250% due 09/26/2008	2,600	2,565
4.330% due 03/16/2010	2,500	2,452
4.400% due 02/08/2010	22,340	21,895
4.500% due 06/22/2010	12,400	12,220

Federal Housing Administration
7.350% due 04/01/2019	182	183
7.430% due 09/01/2022	88	89
7.435% due 02/01/2019	300	303

Freddie Mac
3.000% due 12/15/2021	1,585	1,557
3.500% due 01/15/2013	1,151	1,145
4.000% due 11/15/2022	6,160	6,060
4.250% due 04/05/2007	58,000	57,704
4.500% due 08/15/2027	13,385	13,292
4.900% due 11/03/2008	23,200	23,103
5.632% due 10/25/2044 - 02/25/2045	18,062	18,201
5.730% due 06/15/2031	593	597
5.832% due 07/25/2044	23,126	23,429
6.500% due 08/15/2008 - 07/25/2043	3,056	3,069

Government National Mortgage Association
4.500% due 08/20/2029 - 09/20/2029	4,787	4,790
4.750% due 07/20/2022 - 09/20/2027	859	867
5.000% due 02/20/2032	1,550	1,549
5.125% due 10/20/2017 - 10/20/2027	1,442	1,451
5.250% due 03/20/2029 - 03/20/2030	1,633	1,640
5.375% due 05/20/2021 - 05/20/2030	8,379	8,460
5.625% due 02/20/2019	33	33
5.830% due 02/16/2030	88	89
6.000% due 01/15/2032 - 03/20/2032	9,827	9,867
7.500% due 02/20/2030	227	236
8.000% due 12/15/2030 - 03/15/2032	255	270
8.500% due 06/20/2027	226	242

Small Business Administration
7.540% due 08/10/2009	173	181

Total U.S. Government Agencies (Cost $354,435)		354,623

U.S. TREASURY OBLIGATIONS 0.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	128	128
3.500% due 01/15/2011	468	490

U.S. Treasury Notes
3.875% due 09/15/2010	16,340	15,927
4.000% due 03/15/2010	3,900	3,827

Total U.S. Treasury Obligations (Cost $20,483)		20,372

MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,075	3,018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Funding Corp.
4.620% due 02/20/2036	$10,919	$10,866

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,824	1,829
6.500% due 09/25/2033	1,508	1,522
6.791% due 07/20/2032	351	355

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	34,244	33,788

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	7,000	6,965

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	4,690	4,694

Countrywide Alternative Loan Trust
5.610% due 02/25/2037	7,179	7,183

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	290	291
5.600% due 05/25/2034	191	191
5.670% due 06/25/2035	16,948	16,933
5.776% due 07/19/2031	14	14

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	117	117
5.880% due 08/25/2033	4,007	4,007

First Republic Mortgage Loan Trust
5.630% due 08/15/2032	12,365	12,399
5.650% due 06/25/2030	1,399	1,401
5.680% due 11/15/2031	739	745

Greenwich Capital Acceptance, Inc.
7.614% due 06/25/2024	28	29

GSR Mortgage Loan Trust
4.540% due 09/25/2035	11,204	11,056

GSRPM Mortgage Loan Trust
5.730% due 11/25/2031	4,599	4,608

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	3,516	3,526
5.570% due 03/19/2037	2,921	2,927

Indymac ARM Trust
6.410% due 01/25/2032	6	6
6.542% due 01/25/2032	16	16

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,829	1,794

MASTR Seasoned Securities Trust
6.196% due 09/25/2017	824	838

Mellon Residential Funding Corp.
5.770% due 12/15/2030	4,155	4,171
5.820% due 10/20/2029	6,904	6,975

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	1,090	1,095

Residential Funding Mortgage Security I
6.500% due 03/25/2032	382	384

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	119,252	468

Sequoia Mortgage Trust
5.670% due 06/20/2032	182	182
5.680% due 07/20/2033	8,135	8,204
5.710% due 10/20/2027	4,153	4,160

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	14,573	14,595
5.660% due 09/19/2032	202	203
5.680% due 03/19/2034	2,088	2,091

Structured Asset Securities Corp.
6.101% due 02/25/2032	528	526
6.150% due 07/25/2032	1,262	1,288

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	9,100	9,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	$726	$722

Washington Mutual, Inc.
5.106% due 10/25/2032	1,649	1,640
5.520% due 04/25/2045	476	476
5.563% due 02/25/2046	6,956	6,963
5.600% due 12/25/2027	10,312	10,315
5.650% due 12/25/2027	5,276	5,283
5.677% due 08/25/2046	16,899	16,899
5.963% due 06/25/2042	4,584	4,597
5.963% due 08/25/2042	4,020	4,037

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	10,613	10,387

Total Mortgage-Backed Securities (Cost $246,280)		245,886

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp.
5.400% due 12/25/2035	2,383	2,385
5.410% due 02/25/2036	701	701

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	13	13
5.680% due 10/25/2031	703	705
5.680% due 08/25/2032	138	138

Argent Securities, Inc.
5.390% due 05/25/2036	452	452
5.400% due 04/25/2036	1,937	1,939
5.410% due 03/25/2036	2,662	2,664
5.430% due 11/25/2035	3,907	3,910
5.470% due 02/25/2036	4,515	4,518

Asset-Backed Securities Corp. Home Equity
5.440% due 11/25/2035	509	510

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	968	967
5.410% due 12/25/2035	101	101
5.580% due 06/25/2035	1,036	1,037
5.660% due 10/25/2032	1,436	1,438
5.730% due 10/27/2032	126	126
5.780% due 03/25/2043	1,677	1,682

Brazos Student Finance Corp.
5.900% due 06/01/2023	2,794	2,812

Capital One Auto Finance Trust
5.117% due 05/15/2007	1,469	1,470

Carrington Mortgage Loan Trust
5.450% due 12/25/2035	4,447	4,450

Centex Home Equity
5.440% due 10/25/2035	53	53

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	7,143	7,140

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	90	90

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	11,500	11,512

Citigroup Mortgage Loan Trust, Inc.
5.410% due 12/25/2035	2,968	2,970
5.440% due 09/25/2035	58	58

Countrywide Asset-Backed Certificates
5.400% due 06/25/2036	1,428	1,429
5.400% due 07/25/2036	385	385
5.400% due 08/25/2036	312	313
5.400% due 09/25/2036	154	154
5.450% due 11/25/2035	20	20
5.460% due 07/25/2036	2,062	2,063
5.480% due 11/25/2035	547	548
5.490% due 02/25/2036	2,489	2,490
5.500% due 11/25/2035	282	282

See Accompanying Notes	Semiannual Report	September 30, 2006	113

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.700% due 05/25/2032	$171	$171
5.810% due 12/25/2031	88	88

Delta Funding Home Equity Loan Trust
5.740% due 09/15/2029	47	47

Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	1,205	1,211

FBR Securitization Trust
5.440% due 10/25/2035	2,488	2,490
5.450% due 10/25/2035	275	276
5.510% due 09/25/2035	6,733	6,738

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 05/25/2036	8,196	8,202
5.400% due 01/25/2036	798	798
5.420% due 01/25/2036	4,417	4,420
5.440% due 03/25/2025	66	66
6.052% due 03/25/2034	127	127

First NLC Trust
5.440% due 09/25/2035	379	380
5.440% due 12/25/2035	749	749
5.450% due 02/25/2036	1,452	1,453

Fremont Home Loan Trust
5.390% due 04/25/2036	1,063	1,064
5.420% due 01/25/2036	1,546	1,547

GSAMP Trust
5.400% due 01/25/2036	4,847	4,850
5.420% due 11/25/2035	1,247	1,248
5.440% due 11/25/2035	357	357
5.450% due 12/25/2035	734	734
5.620% due 03/25/2034	122	123
5.650% due 07/25/2032	14	14

Home Equity Asset Trust
5.410% due 05/25/2036	1,186	1,187

Home Equity Mortgage Trust
5.420% due 05/25/2036	106	106

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,548	1,550

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,630	4,634

Irwin Home Equity
5.870% due 07/25/2032	603	603

JPMorgan Mortgage Acquisition Corp.
5.400% due 05/25/2035	1,937	1,939

Lehman XS Trust
5.410% due 08/25/2046	2,052	2,054

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	1,999	2,001
5.410% due 02/25/2036	1,268	1,269
5.420% due 01/25/2036	1,472	1,473
5.450% due 09/25/2035	1,303	1,304
5.530% due 11/25/2034	2,122	2,124
5.610% due 10/25/2034	5,199	5,205
5.680% due 03/25/2032	117	120

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	4,144	4,147
5.440% due 11/25/2035	4,870	4,874

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	789	790
5.400% due 02/25/2037	943	944
5.410% due 01/25/2037	5,347	5,351

Morgan Stanley Capital I
5.400% due 02/25/2036	5,926	5,931
5.660% due 07/25/2032	15	15

Nelnet Student Loan Trust
5.378% due 08/23/2011	279	279

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Century Home Equity Loan Trust
5.390% due 05/25/2036	$4,564	$4,567
5.400% due 08/25/2036	881	881
5.420% due 07/25/2035	439	439

Option One Mortgage Loan Trust
5.870% due 06/25/2032	99	99
5.870% due 08/25/2032	586	586

Quest Trust
5.410% due 03/25/2036	904	905
5.890% due 06/25/2034	1,548	1,554

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	2,141	2,143
5.690% due 11/25/2034	34	34
5.770% due 08/25/2033	1,270	1,274
5.830% due 12/25/2033	215	217

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	2,644	2,646
5.410% due 01/25/2036	6,699	6,704
5.890% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.370% due 06/25/2036	2,610	2,612
5.400% due 03/25/2036	147	147
5.400% due 04/25/2036	2,034	2,036
5.410% due 01/25/2036	1,472	1,473
5.420% due 01/25/2036	2,549	2,551
5.430% due 03/25/2035	64	64
5.430% due 10/25/2035	457	458

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	451	452

SACO I, Inc.
5.390% due 05/25/2036	2,520	2,521
5.404% due 04/25/2036	385	385
5.430% due 01/25/2036	379	379
5.440% due 12/25/2035	336	336

Salomon Brothers Mortgage Securities VII
5.630% due 03/25/2032	297	298

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	755	755

SG Mortgage Securities Trust
5.430% due 10/25/2035	270	270

SLM Student Loan Trust
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,622	2,624
5.400% due 03/25/2036	905	906
5.400% due 05/25/2036	1,660	1,662
5.440% due 05/25/2035	246	246
5.500% due 04/25/2035	350	350

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	1,364	1,365
5.670% due 01/25/2034	82	82

Structured Asset Investment Loan Trust
5.420% due 07/25/2035	268	269

Structured Asset Securities Corp.
4.900% due 04/25/2035	5,508	5,306
5.460% due 12/25/2035	210	210
5.614% due 01/25/2033	1,478	1,488

USAA Auto Owner Trust
5.310% due 03/16/2009	6,700	6,705

Wachovia Auto Owner Trust
4.820% due 02/20/2009	6,501	6,492

Washington Mutual Asset-Backed Certificates
5.394% due 04/25/2036	285	285

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	6,425	6,429
5.570% due 10/25/2035	17,200	17,229

Total Asset-Backed Securities (Cost $235,190)		235,221

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 54.7%

CERTIFICATES OF DEPOSIT 3.4%
Citibank New York N.A.
5.335% due 12/20/2006	$4,800	$4,800

Unicredito Italiano SpA
5.355% due 11/20/2006	3,200	3,200
5.360% due 11/27/2006	40,000	40,000
5.485% due 10/10/2006	65,000	65,000

		113,000

COMMERCIAL PAPER 45.4%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	11,100	10,931

ANZ (Delaware), Inc.
5.250% due 12/12/2006	13,600	13,454
5.340% due 10/26/2006	15,000	14,947
5.375% due 10/27/2006	6,675	6,650

ANZ National International Ltd.
5.265% due 12/04/2006	13,400	13,271
5.275% due 11/16/2006	8,900	8,841

ASB Bank Ltd.
5.375% due 10/26/2006	7,000	6,975

Bank of America Corp.
5.260% due 12/14/2006	44,800	44,305
5.268% due 11/20/2006	24,800	24,622
5.275% due 12/01/2006	600	594
5.290% due 11/13/2006	40,000	39,753

Bank of Ireland
5.275% due 11/22/2006	800	794
5.365% due 10/26/2006	36,000	35,871
5.372% due 10/27/2006	75,000	74,720

BNP Paribas Finance
5.240% due 01/19/2007	99,200	97,590

CBA (de) Finance
5.260% due 12/08/2006	5,300	5,246

Citigroup Funding, Inc.
5.290% due 10/18/2006	100,000	99,765

Cox Communications, Inc.
5.449% due 01/16/2007	11,547	11,547
5.449% due 03/15/2007	8,800	8,800

Danske Corp.
5.265% due 12/27/2006	89,400	88,244
5.400% due 10/19/2006	10,000	9,974

General Electric Capital Corp.
5.270% due 11/15/2006	200	199
5.290% due 11/10/2006	110,000	109,370

Intesa Funding LLC
5.255% due 10/13/2006	10,400	10,383
5.260% due 10/16/2006	74,800	74,647

IXIS Commercial Paper Corp.
5.270% due 12/20/2006	4,700	4,644

Lloyds TSB Bank PLC
5.250% due 10/16/2006	8,500	8,483

Rabobank USA Financial Corp.
5.270% due 10/02/2006	88,500	88,500

Royal Bank of Canada
5.260% due 11/21/2006	96,200	95,497

Santander Finance
5.255% due 12/11/2006	14,400	14,247
5.260% due 12/14/2006	800	791
5.285% due 11/14/2006	600	596
5.375% due 10/27/2006	73,000	72,728

114	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale N.A.
5.245% due 01/08/2007	$103,000	$101,491

Spintab AB
5.365% due 10/25/2006	1,200	1,196

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	5,200	5,166
5.360% due 10/30/2006	8,700	8,664
5.365% due 10/25/2006	4,600	4,584

Time Warner, Inc.
5.390% due 01/22/2007	16,000	15,734
5.390% due 01/25/2007	4,300	4,227

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	45,400	45,400

UBS Finance Delaware LLC
5.245% due 01/08/2007	103,000	101,491
5.250% due 01/11/2007	6,400	6,303

Viacom, Inc.
5.594% due 05/29/2007	8,100	8,100
5.594% due 05/29/2007	1,800	1,738
5.600% due 03/22/2007	4,900	4,900

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Capital Corp.
5.185% due 10/10/2006		$70,000	$69,919
5.255% due 12/12/2006		28,000	27,699
5.270% due 11/21/2006		14,000	13,898
5.345% due 10/24/2006		1,700	1,694

			1,519,183

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		4,423	4,423

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $4,514. Repurchase proceeds are $4,425.)

BELGIUM TREASURY BILLS 1.3%
3.008% due 10/12/2006 - 12/14/2006 (b)	EUR	34,000	42,885

FRANCE TREASURY BILLS 3.9%
2.854% due 10/21/2006 - 12/21/2006 (b)		103,450	130,476

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.800% due 11/30/2006 - 12/14/2006 (b)(d)(f)	$20,655	$20,427

Total Short-Term Instruments (Cost $1,831,455)		1,830,394

PURCHASED OPTIONS (h) 0.3%
(Cost $6,317)		10,259

Total Investments (e) 98.6% (Cost $3,297,551)		$3,299,837

Written Options (i) (0.3%) (Premiums $6,873)		(11,122)

Other Assets and Liabilities (Net) 1.7%		57,731

Net Assets 100.0%		$3,346,446

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,675 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $49,970 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $12,149 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$770
90-Day Eurodollar June Futures	Long	06/2008	2,083	544
90-Day Eurodollar March Futures	Long	03/2008	2,082	658
90-Day Eurodollar September Futures	Long	09/2007	57	86
90-Day Eurodollar September Futures	Long	09/2008	2,047	423
U.S. Treasury 5-Year Note December Futures	Long	12/2006	540	351
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,140	(761)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	658

				$2,729

See Accompanying Notes	Semiannual Report	September 30, 2006	115

Schedule of Investments  Short-Term Fund  (Cont.)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	$4,800	$10
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(1)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	9
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	24
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	12
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	7
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	14
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	28
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	14

						$263

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$61,500	$575
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	47,400	(1,406)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	7,100	114
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(373)
UBS AG	3-month USD-LIBOR	Pay	4.000%	06/21/2007	410,000	(731)

						$(1,821)

(h)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007	GB	P 29,400	$123	$147
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007		28,000	103	139
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	5.063%	06/15/2007		28,000	121	165
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		$42,100	215	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.130%	10/25/2006		2,100	4	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.500%	07/09/2007		190,600	943	2,249
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	10/18/2006		230,000	1,000	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		36,200	185	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007		124,000	417	645
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	06/30/2007		464,700	2,101	5,432
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007		112,200	464	464
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.250%	07/02/2007		121,400	641	1,015

								$6,317	$10,259

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	366	$68	$251
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	366	130	6

				$198	$257

116	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	8,400	$155	$158
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		7,000	105	133
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,000	121	151
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		$18,200	215	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		62,500	944	2,165
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		99,000	987	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		15,100	180	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		53,900	426	748
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		204,000	2,147	5,536
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		49,200	514	514
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		73,300	881	1,460

								$6,675	$10,865

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005- 10/28/2005	$3,922	$3,921	0.12%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	07/1/2005	29,200	29,200	0.87%

				$33,122	$33,121	0.99%

(k)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$75,800	$73,011	$74,320
U.S. Treasury Notes	5.500%	05/15/2009	6,625	6,755	6,919

				$79,766	$81,239

(2) Market value includes $709 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	280	01/2007	$0	$(1)	$(1)
Buy	CLP	63,745	12/2006	1	0	1
Buy	CNY	226,774	03/2007	62	(32)	30
Buy	EUR	26,517	10/2006	0	(42)	(42)
Sell		172,335	10/2006	649	0	649
Sell	GBP	6,296	10/2006	186	0	186
Buy	JPY	16,163,372	11/2006	0	(3,793)	(3,793)
Sell		658,914	11/2006	84	0	84
Buy	MXN	1,430	01/2007	0	0	0
Buy	PLN	1,089	11/2006	0	(2)	(2)
Buy	RUB	7,380	12/2006	0	0	0
Buy		3,190	01/2007	0	0	0
Buy	ZAR	1,750	10/2006	0	(30)	(30)
Sell		1,750	10/2006	4	0	4
Buy		1,750	12/2006	0	(4)	(4)

				$986	$(3,904)	$(2,918)

See Accompanying Notes	Semiannual Report	September 30, 2006	117

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$927	$934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

Reynolds American, Inc.
7.250% due 05/31/2012	268	269
7.312% due 05/31/2012	8,710	8,763

Total Bank Loan Obligations (Cost $13,953)		14,026

CORPORATE BONDS & NOTES 22.9%

BANKING & FINANCE 12.7%
American Express Credit Corp.
5.330% due 06/12/2007	2,700	2,701

American General Finance Corp.
5.429% due 03/23/2007	900	901

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	300	297

Bank of America Corp.
5.400% due 06/19/2009	9,600	9,609

Bear Stearns Cos., Inc.
5.489% due 08/21/2009	3,000	3,004

Caterpillar Financial Services Corp.
5.570% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,694
5.540% due 12/19/2008	1,500	1,504

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	7,100	7,108
5.490% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.408% due 12/26/2008	1,600	1,602
5.525% due 01/30/2009	1,000	1,001

Eli Lilly Services, Inc.
5.440% due 09/12/2008	3,267	3,273

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	759

Export-Import Bank of Korea
5.656% due 11/16/2010	5,900	5,908

Ford Motor Credit Co.
5.590% due 03/13/2007	2,700	2,683
6.194% due 09/28/2007	2,600	2,577
6.340% due 03/21/2007	8,500	8,480
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	583

General Electric Capital Corp.
5.520% due 01/05/2009	100	100

General Motors Acceptance Corp.
6.539% due 09/23/2008	7,400	7,357

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	2,200	2,202
5.477% due 12/22/2008	3,600	3,606
5.479% due 06/23/2009	3,100	3,103
5.605% due 10/05/2007	700	701

HSBC Finance Corp.
5.520% due 09/15/2008	1,400	1,404
6.538% due 11/13/2007	10,100	10,201

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	2,000	2,001
5.599% due 12/23/2010	2,500	2,507
5.696% due 11/10/2009	1,300	1,307

Morgan Stanley
5.550% due 02/09/2009	2,800	2,805
5.748% due 01/18/2011	3,300	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Phoenix Quake Ltd.
7.930% due 07/03/2008	$500	$505

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	600	603

Prudential Financial, Inc.
5.540% due 06/13/2008	4,400	4,412

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	3,400	3,404

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	5,800	5,807
5.450% due 09/19/2008	6,500	6,510

Vita Capital Ltd.
6.830% due 01/01/2007	300	301

Wachovia Corp.
5.535% due 10/28/2008	4,170	4,176

		123,310

INDUSTRIALS 5.3%
Cox Communications, Inc.
5.940% due 12/14/2007	1,300	1,307

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	2,900	2,901
5.870% due 09/10/2007	1,800	1,804

El Paso Corp.
7.625% due 08/16/2007	2,360	2,401

General Electric Co.
5.430% due 12/09/2008	9,600	9,611

HCA, Inc.
7.250% due 05/20/2008	590	597

Host Marriott LP
9.500% due 01/15/2007	150	152

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	723

Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,698

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,386

Oracle Corp.
5.730% due 01/13/2009	3,800	3,807

Pemex Project Funding Master Trust
5.991% due 12/03/2012	3,600	3,595

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,023

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,045

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	5,400	5,414

Transocean, Inc.
5.591% due 09/05/2008	1,900	1,901

Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,311

		51,899

UTILITIES 4.9%
AT&T, Inc.
4.214% due 06/05/2007	2,900	2,884
5.612% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,680

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Consolidated Natural Gas Co.
5.375% due 11/01/2006	$2,500	$2,500

Dominion Resources, Inc.
5.664% due 09/28/2007	3,000	3,002

Entergy Gulf States, Inc.
6.140% due 12/08/2008	3,000	3,007

Florida Power Corp.
5.802% due 11/14/2008	1,900	1,904

NiSource Finance Corp.
5.968% due 11/23/2009	600	600

NiSource, Inc.
3.628% due 11/01/2006	1,200	1,198

Progress Energy, Inc.
5.957% due 01/15/2010	1,500	1,506

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	1,800	1,801

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,918

Qwest Corp.
8.640% due 06/15/2013	3,400	3,655

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,932

Southern California Edison Co.
5.566% due 02/02/2009	2,000	2,003

Telefonica Emisones SAU
5.690% due 06/19/2009	2,600	2,604

		47,201

Total Corporate Bonds & Notes (Cost $222,171)		222,410

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,865	1,873

Total Municipal Bonds & Notes (Cost $1,857)		1,873

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
4.617% due 09/01/2035	9,622	9,523
4.713% due 12/01/2033	3,579	3,548
4.784% due 04/01/2035	8,007	7,906
5.000% due 11/01/2019 - 04/25/2033	38,695	38,018
5.134% due 07/01/2018 - 11/01/2028	543	547
5.138% due 12/01/2023	4	4
5.158% due 02/01/2027	8	8
5.340% due 04/01/2018	57	57
5.450% due 03/25/2034	2,486	2,489
5.500% due 09/01/2033 - 10/01/2036	46,274	45,636
5.669% due 08/01/2029	49	49
5.730% due 05/25/2031 - 11/25/2032	6,870	6,901
5.984% due 09/01/2034	2,345	2,361
6.000% due 01/01/2017 - 10/01/2033	1,561	1,585
6.104% due 12/01/2036	2,349	2,365
6.411% due 11/01/2035	1,728	1,770
6.500% due 09/25/2008 (b)	5	0
6.509% due 05/01/2022	9	9
7.000% due 02/01/2015 - 03/01/2015	1,695	1,747
7.500% due 09/01/2015 - 05/01/2016	1,227	1,270
8.000% due 03/01/2030 - 07/01/2031	253	267

118	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
0.000% due 02/05/2007	$1,100	$1,059
8.300% due 02/27/2012	2,400	2,191

Freddie Mac
4.714% due 06/01/2035	6,634	6,496
5.000% due 07/15/2024	5,700	5,672
5.256% due 07/01/2019	688	697
5.500% due 08/15/2030	142	141
5.632% due 02/25/2045	3,804	3,781
5.680% due 12/15/2030	1,640	1,644
5.700% due 02/15/2031	231	231
5.730% due 06/15/2018	625	626
6.000% due 03/01/2016 - 10/01/2033	6,570	6,622
6.391% due 12/01/2022	65	65
6.500% due 10/25/2043	3,020	3,070
6.681% due 06/01/2022	32	33
8.500% due 04/01/2025 - 06/01/2025	25	27

Government National Mortgage Association
4.000% due 07/16/2027	649	642
4.750% due 07/20/2018 - 07/20/2027	2,909	2,930
5.125% due 12/20/2022 - 12/20/2027	554	557
5.375% due 02/20/2026 - 02/20/2028	1,385	1,397
5.730% due 09/20/2030	6	6
8.000% due 04/20/2030	257	271

Total U.S. Government Agencies (Cost $165,295)		164,218

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Securities
3.625% due 01/15/2008 (e)(g)	15,492	15,621

Total U.S. Treasury Obligations (Cost $16,099)		15,621

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Funding Corp.
4.114% due 05/25/2035	2,366	2,307

Banc of America Mortgage Securities
6.500% due 10/25/2031	1,274	1,298

Bank Mart
4.567% due 03/01/2019 (k)	735	713

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	956	960
4.650% due 01/25/2034	2,842	2,832
4.750% due 10/25/2035	9,347	9,222
5.060% due 04/25/2033	857	859
5.329% due 02/25/2033	356	355

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,439	2,418

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	1,939	1,925

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	1,240	1,241
6.050% due 06/25/2032	71	71
6.568% due 06/25/2032	112	113

Fund America Investors Corp. II
6.226% due 06/25/2023	20	20

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	1,557	1,560

GSR Mortgage Loan Trust
5.680% due 01/25/2034	575	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Impac CMB Trust
5.730% due 07/25/2033	$2,296	$2,298
5.830% due 04/25/2034	974	975
6.063% due 10/25/2033	179	179

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	1,792	1,791

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	176	176

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,358	2,313

Mellon Residential Funding Corp.
5.570% due 06/15/2030	5,583	5,545

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	815	810

MLCC Mortgage Investors, Inc.
6.635% due 01/25/2029	2,150	2,176

Prime Mortgage Trust
5.730% due 02/25/2019	231	231
5.730% due 02/25/2034	954	957

Resecuritization Mortgage Trust
5.576% due 04/26/2021	8	7

Residential Funding Mortgage Security I
6.500% due 03/25/2032	867	871

Salomon Brothers Mortgage Securities VII
6.930% due 12/25/2030	1,156	1,153

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	1,201	1,203
9.482% due 06/25/2029	1,092	1,180

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	7,700	7,706

Washington Mutual, Inc.
5.427% due 02/27/2034	2,456	2,499
5.600% due 12/25/2045	2,010	2,018
5.620% due 10/25/2045	1,032	1,039
5.665% due 11/25/2034	1,854	1,858
5.963% due 06/25/2042	3,027	3,036

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,843	3,809

Total Mortgage-Backed Securities (Cost $70,620)		70,299

ASSET-BACKED SECURITIES 4.5%
AFC Home Equity Loan Trust
5.480% due 06/25/2028	559	560

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	141	141

Argent Securities, Inc.
5.450% due 10/25/2035	778	778
5.470% due 02/25/2036	2,703	2,705

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	2,389	2,392

Chase Funding Mortgage Loan Asset-Backed Certificates
5.700% due 10/25/2032	473	474

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	226	227

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	466	467

First NLC Trust
5.440% due 12/25/2035	524	524

Fremont Home Loan Trust
5.420% due 01/25/2036	1,131	1,132

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.450% due 12/25/2035		$3,485	$3,486

GSR Mortgage Loan Trust
5.430% due 11/25/2030		1,616	1,618

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036		1,901	1,902
5.530% due 11/25/2034		2,472	2,475
5.610% due 10/25/2034		746	747

New Century Home Equity Loan Trust
5.440% due 09/25/2035		316	316

Novastar Home Equity Loan
5.605% due 04/25/2028		192	192

Residential Asset Mortgage Products, Inc.
5.430% due 05/25/2035		1,535	1,536
5.580% due 02/25/2034		612	613

Residential Asset Securities Corp.
5.440% due 10/25/2035		1,497	1,498

SACO I, Inc.
5.440% due 07/25/2035		53	53

Saxon Asset Securities Trust
5.382% due 11/25/2036 (c)		1,500	1,500

SG Mortgage Securities Trust
5.430% due 10/25/2035		1,990	1,992

SLM Student Loan Trust
5.370% due 04/25/2012		6,400	6,400
5.505% due 07/25/2013		51	51

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		826	826
5.440% due 05/25/2035		159	159

Structured Asset Securities Corp.
5.460% due 12/25/2035		3,051	3,053

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,554	2,550

Wells Fargo Home Equity Trust
5.450% due 12/25/2035		3,416	3,419

Total Asset-Backed Securities (Cost $43,763)			43,786

SOVEREIGN ISSUES 0.8%
Hydro Quebec
5.562% due 09/29/2049		1,200	1,134

Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Mexico Government International Bond
6.200% due 01/13/2009		4,700	4,756

Total Sovereign Issues (Cost $7,923)			8,096

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	9,750	8,749

Total Foreign Currency-Denominated Issues (Cost $6,675)			8,749

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.749% due 12/31/2049		913	9,598

Total Preferred Stocks (Cost $9,564)			9,598

See Accompanying Notes	Semiannual Report	September 30, 2006	119

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 46.6%

COMMERCIAL PAPER 21.9%
Bank of America Corp.
5.250% due 01/12/2007	$300	$296
5.275% due 12/01/2006	19,400	19,222

Barclays U.S. Funding Corp.
5.230% due 12/27/2006	13,300	13,128
5.280% due 11/22/2006	16,400	16,277

BNP Paribas Finance
5.340% due 10/02/2006	15,000	15,000

Cox Communications, Inc.
5.449% due 01/16/2007	1,200	1,200

Danske Corp.
5.255% due 01/18/2007	1,600	1,574
5.265% due 12/27/2006	26,500	26,157
5.270% due 12/27/2006	1,900	1,876

Rabobank USA Financial Corp.
5.270% due 10/02/2006	27,100	27,100
5.360% due 10/02/2006	2,400	2,400

Societe Generale N.A.
5.245% due 01/08/2007	2,400	2,365
5.260% due 12/01/2006	26,700	26,455
5.370% due 10/10/2006	500	499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$27,000	$27,000

UBS Finance Delaware LLC
5.205% due 01/26/2007	9,000	8,845
5.245% due 01/08/2007	20,600	20,298
5.340% due 10/02/2006	400	400

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500
5.600% due 03/22/2007	800	800

		212,392

REPURCHASE AGREEMENTS 2.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006	23,000	23,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $23,457. Repurchase proceeds are $23,010.)

TRI-PARTY REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 10/02/2006	5,645	5,645

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,762. Repurchase proceeds are $5,647.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 16.2%
2.820% due 10/12/2006 - 12/21/2006 (d)	EUR	124,340	$157,221

U.S. TREASURY BILLS 5.5%
4.836% due 11/30/2006 - 12/14/2006 (d)(g)		$54,305	53,740

Total Short-Term Instruments (Cost $452,647)			451,998

PURCHASED OPTIONS (i) 0.2%
(Cost $1,547)			1,861

Total Investments (f) 104.3% (Cost $1,012,114)			$1,012,535

Written Options (j) (0.3%) (Premiums $2,053)			(3,360)

Other Assets and Liabilities (Net) (4.0%)			(38,563)

Net Assets 100.0%			$970,612

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $13,358 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $69,361 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,174	$(3,180)
90-Day Eurodollar December Futures	Long	12/2007	201	89
90-Day Eurodollar June Futures	Long	06/2007	281	(38)
90-Day Eurodollar March Futures	Long	03/2008	2	1
90-Day Eurodollar September Futures	Long	09/2007	464	168
S&P 500 Emini Index December Futures	Long	12/2006	9,226	13,324
S&P 500 Index December Futures	Long	12/2006	952	7,428
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	579	(878)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	41	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	37	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	64	13

				$16,941

120	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	76,000	$1
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006		$1,100	14
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	5
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		1,900	8
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	03/20/2007		900	5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007		1,500	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		2,000	48
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		17,500	35
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	36
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007		2,500	63
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007		1,000	10

							$241

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	$20
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	11
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	1,400	(15)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(16)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		$100	3

							$3

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	9	$254

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.250	12/18/2006	2,095	$20	$13
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	2,486	24	15
Put - CME S&P 500 Index December Futures	700.000	12/14/2006	2,173	35	0

				$79	$28

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$53
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	24
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	16
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$39,000	59	61
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		13,700	70	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		37,000	205	27
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		35,000	140	126
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	1,047
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		19,000	97	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		19,000	89	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		41,400	139	215
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	83
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	112
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		11,200	18	18

								$1,468	$1,850

See Accompanying Notes	Semiannual Report	September 30, 2006	121

Schedule of Investments StocksPLUS® Fund (Cont.)	(Unaudited) September 30, 2006

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$3,000	$0	$(17)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$ 95.000	12/18/2006	34	$17	$28
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	918	504	1,343
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	35	19	10

				$540	$1,381

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$60
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	21
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		4,700	22	62
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	13
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$17,000	62	115
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	210	35
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		15,000	145	122
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	1,008
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	96	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		18,000	142	250
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	84
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	121
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,800	19	32

								$1,513	$1,988

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$3,000	$0	$(9)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$738	$713	0.07%

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	9,454	03/2007	$0	$(8)	$(8)
Sell	EUR	119,941	10/2006	416	0	416
Buy	GBP	412	10/2006	0	(9)	(9)
Buy	JPY	5,331,128	11/2006	0	(1,431)	(1,431)
Buy	KRW	1,391,621	05/2007	0	(7)	(7)
Sell	NZD	11,459	10/2006	187	0	187
Buy	RUB	25,708	03/2007	0	0	0

				$603	$(1,455)	$(852)

122	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Total Return Mortgage Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 129.1%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$178	$159
2.917% due 07/01/2011	2,174	2,165
4.455% due 12/01/2034	2,723	2,759
4.500% due 10/01/2021	16,000	15,440
5.000% due 06/01/2018 - 10/01/2036	157,929	153,957
5.077% due 10/25/2008	43	43
5.224% due 05/01/2023	33	34
5.464% due 11/01/2018	5	5
5.500% due 10/01/2021 - 10/01/2036	90,083	88,913
5.631% due 08/01/2042	729	734
5.632% due 08/01/2042 - 10/01/2044	3,251	3,274
5.680% due 11/25/2032	123	123
5.730% due 04/18/2028	11	11
5.750% due 01/01/2021	17	17
5.830% due 03/25/2032 - 07/25/2034	7,268	7,289
5.925% due 10/01/2028	14	14
6.000% due 01/01/2032 - 10/01/2036	36,725	36,912
6.320% due 04/01/2007	1,566	1,564
6.344% due 04/25/2023	5	5
6.500% due 09/25/2023 - 10/01/2036	35,022	35,683
6.518% due 05/01/2033	1,480	1,484
7.000% due 09/25/2023	4	4
7.500% due 06/01/2030 - 08/01/2031	285	295
7.750% due 08/25/2022	41	43

Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,825

Federal Housing Administration
5.022% due 10/25/2022	512	517
7.430% due 06/01/2019	329	333

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	39	38
5.000% due 09/01/2035 - 10/01/2036	35,548	34,193
5.134% due 02/01/2018	83	83
5.500% due 12/01/2017 - 10/01/2036	36,415	35,998
5.598% due 11/01/2028	10	10
5.632% due 10/25/2044 - 02/25/2045	8,453	8,516
5.888% due 08/01/2025	17	17
6.000% due 05/01/2035 - 10/01/2036	19,017	19,118
6.052% due 05/01/2032	50	51
6.436% due 07/01/2030	46	47
6.500% due 12/15/2023 - 03/15/2024	112	113
8.000% due 06/15/2026	30	32

Government National Mortgage Association
4.500% due 08/20/2033	1,384	1,295
4.750% due 07/20/2022 - 08/20/2026	74	75
5.125% due 12/20/2021 - 11/20/2023	30	30
5.375% due 02/20/2017 - 03/20/2027	54	55
5.500% due 02/20/2018 - 06/15/2036	21,891	21,760
5.530% due 02/16/2032	679	680
5.580% due 08/16/2032	1,835	1,841
5.625% due 03/20/2016 - 03/20/2018	114	115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2036	$13,986	$14,162
6.500% due 11/15/2028 - 09/15/2036	55,998	57,471
7.500% due 05/15/2027 - 08/15/2027	10	10

Total U.S. Government Agencies (Cost $549,282)		549,314

MORTGAGE-BACKED SECURITIES 13.3%
Banc of America Mortgage Securities
5.405% due 10/20/2032	82	82

Banc of America Structural Security Trust
5.830% due 10/11/2033	949	957

Banktrust Mortgage Trust
5.700% due 12/01/2023	163	163

CC Mortgage Funding Corp.
5.610% due 01/25/2035	448	453

Countrywide Alternative Loan Trust
5.540% due 05/25/2035	2,641	2,645

Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	847	839
5.620% due 04/25/2035	2,212	2,223
5.650% due 03/25/2035	4,227	4,242
5.745% due 04/25/2035	3,306	3,328

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	117	117
5.660% due 03/25/2032	101	101
5.880% due 08/25/2033	224	224

Harborview Mortgage Loan Trust
5.550% due 05/19/2047	5,367	5,373
5.640% due 11/19/2035	3,578	3,590

Indymac Index Mortgage Loan Trust
5.570% due 04/25/2035	4,010	4,022
5.650% due 02/25/2035	3,253	3,270
5.660% due 09/25/2034	1,876	1,880

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,601	1,561

Mellon Residential Funding Corp.
5.921% due 07/25/2029	28	28

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	63	63

Morgan Stanley Capital I
5.500% due 04/25/2017	55	55

Prime Mortgage Trust
5.000% due 02/25/2019	770	754

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	765	799

Sequoia Mortgage Trust
5.630% due 08/20/2032	231	231
5.670% due 06/20/2032	181	182
5.680% due 10/19/2026	670	672
5.680% due 07/20/2033	502	506
5.710% due 10/20/2027	252	252

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 05/25/2035	3,387	3,411

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	303	304

Structured Asset Securities Corp.
6.630% due 08/25/2032	3	3

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	3,000	3,002

Washington Mutual, Inc.
5.563% due 02/25/2046	2,746	2,749
5.600% due 12/25/2027	3,166	3,167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.600% due 12/25/2045	$5,334	$5,354

Total Mortgage-Backed Securities (Cost $56,538)		56,602

ASSET-BACKED SECURITIES 9.0%
ACE Securities Corp.
5.380% due 06/25/2036	3,006	3,008

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	25	25
5.680% due 10/25/2031	38	38

Argent Securities, Inc.
5.410% due 01/25/2036	1,199	1,200
5.410% due 03/25/2036	1,932	1,933

Bear Stearns Asset-Backed Securities, Inc.
5.600% due 09/25/2035	2,477	2,479
5.620% due 02/25/2026	207	207

Centex Home Equity
5.440% due 10/25/2035	532	533
5.630% due 01/25/2032	66	66

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	133	134

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,914

Credit-Based Asset Servicing & Securitization
5.510% due 01/25/2035	1,148	1,161

EMC Mortgage Loan Trust
6.080% due 08/25/2040	392	398

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	29	29

Fremont Home Loan Trust
5.420% due 01/25/2036	2,224	2,226

GSR Mortgage Loan Trust
5.430% due 11/25/2030	3,623	3,626

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	2,656	2,666

Home Equity Asset Trust
5.630% due 11/25/2032	3	2

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	2,768	2,770

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	3,066	3,068

Morgan Stanley Capital I
5.660% due 07/25/2032	10	10

Quest Trust
5.890% due 06/25/2034	234	235

Renaissance Home Equity Loan Trust
5.710% due 12/25/2032	124	124
5.770% due 08/25/2033	486	488

Residential Asset Mortgage Products, Inc.
2.918% due 11/25/2034	70	70
5.430% due 05/25/2035	260	260

Securitized Asset-Backed Receivables LLC Trust
5.450% due 01/25/2036	482	482

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	920	921

Specialty Underwriting & Residential Finance
5.670% due 01/25/2034	35	35

Structured Asset Securities Corp.
5.614% due 01/25/2033	43	43

Wells Fargo Home Equity Trust
5.570% due 10/25/2035	4,000	4,007
5.580% due 12/25/2035	4,000	4,011

Total Asset-Backed Securities (Cost $38,122)		38,169

See Accompanying Notes	Semiannual Report	September 30, 2006	123

Schedule of Investments  Total Return Mortgage Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 18.0%

COMMERCIAL PAPER 16.6%
Bank of America Corp.
5.260% due 12/14/2006	$9,400	$9,296

Barclays U.S. Funding Corp.
5.275% due 11/21/2006	1,300	1,291

Danske Corp.
5.255% due 01/18/2007	6,100	6,002
5.270% due 12/27/2006	6,500	6,416

IXIS Commercial Paper Corp.
5.255% due 12/15/2006	11,400	11,272

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006	6,100	6,038

Societe Generale N.A.
5.290% due 12/18/2006	11,200	11,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$11,500	$11,500

UBS Finance Delaware LLC
5.280% due 11/16/2006	5,900	5,861

Westpac Capital Corp.
5.265% due 11/21/2006	1,800	1,787

		70,533

REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	5,466	5,466

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $5,577. Repurchase proceeds are $5,468.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.810% due 12/14/2006 (c)	$625	$618

Total Short-Term Instruments (Cost $76,636)		76,617

PURCHASED OPTIONS (e) 0.0%
(Cost $603)		59

Total Investments (b) 169.4% (Cost $721,181)		$720,761

Written Options (f) (0.0%) (Premiums $599)		(62)

Other Assets and Liabilities (Net) (69.4%)		(295,159)

Net Assets 100.0%		$425,540

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $18,950 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $618 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	216	$(92)
90-Day Eurodollar December Futures	Long	12/2007	98	50
90-Day Eurodollar June Futures	Long	06/2007	258	(10)
90-Day Eurodollar March Futures	Long	03/2007	258	(90)
90-Day Eurodollar September Futures	Long	09/2007	258	74

				$(68)

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$(15)
Barclays Bank PLC	Camber 8.758% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	(18)
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 7.388% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	82
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 6.138% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	27

							$76

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	$9,800	$202
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	21,900	(650)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	3,000	(109)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	13,900	290
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	32,000	(949)

						$(1,216)

Total Return Swaps
Counterparty	Receive Total Return		Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $	900	09/18/2027	3,000,000	$659

124	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	03/19/2007	491	$5	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	$95,000	$413	$0
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	54,000	185	56

							$598	$56

(f)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	$41,000	$409	$0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	23,200	190	62

							$599	$62

(g)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2021	$22,500	$22,034	$22,114
Government National Mortgage Association	6.500%	10/01/2036	50,000	51,195	51,281

				$73,229	$73,395

See Accompanying Notes	Semiannual Report	September 30, 2006	125

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 18 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Convertible and StocksPLUS® Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital

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loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Convertible and StocksPLUS® Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible and StocksPLUS® Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	KZT	Kazakhstan Tenge
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chineses Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great Britain Pound	SEK	Swedish Krona
HUF	Hungarian Forint	SGD	Singapore Dollar
IDR	Indonesian Rupiah	THB	Thai Baht
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk

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Notes to Financial Statements  (Cont.)

of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain.

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Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements  (Cont.)

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Convertible Fund	0.40%	0.25%	0.25%	NA		NA	NA
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%	NA
Extended Duration Fund	0.25%	0.25%	NA	NA		NA	NA
Floating Income Fund	0.30%	0.25%	0.25%	0.40%		0.40%	NA
GNMA Fund	0.25%	0.25%	N/A	0.40%		0.40%	NA
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%	NA
Long Duration Total Return Fund	0.25%	0.25%	NA	NA		NA	NA
Long-Term U.S. Government Fund	0.225%	0.25%	0.25%	0.40%		NA	NA
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%	0.35%
Low Duration Fund II	0.25%	0.25%	0.25%	NA		NA	NA
Low Duration Fund III	0.25%	0.25%	0.25%	NA		NA	NA
Moderate Duration Fund	0.25%	0.20%	NA	NA		NA	NA
Money Market Fund	0.12%	0.20%	0.20%	0.35%	(2)	NA	NA
Real Return Fund	0.25%	0.20%	0.20%	0.40%		0.40%	0.40%
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(1)	0.25%	0.35%	(1)
StocksPLUS® Fund	0.35%	0.25%	0.25%	0.40%		0.40%	0.40%
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40%	NA

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C and R shares of the Fund.

(2) PIMCO and the Distributor have contractually agreed (ending March 31, 2007) to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) fees for the Class B shares to 0.86% of average daily net assets.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

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AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $4,107,791 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees   Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges), within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Institutional
Fund Name	Class	Class A	Class C	Class D
Developing Local Markets Fund	0.85%	1.25%	2.00%	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Fund’s annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006	09/30/2006
Developing Local Markets Fund	$0	$0	$20	$0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$0	$9,973

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Semiannual Report	September 30, 2006	131

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Convertible Fund	$0	$0	$15,157	$16,460
Diversified Income Fund	445,719	260,222	1,040,257	906,262
Extended Duration Fund	5,122	1,697	181	0
Floating Income Fund	1,202,244	927,948	834,921	301,660
GNMA Fund	2,262,089	2,236,571	0	147
High Yield Fund	0	0	2,698,502	2,966,218
Investment Grade Corporate Bond Fund	27,859	27,246	15,833	8,695
Long Duration Total Return	4,419	2,339	1,081	72
Long-Term U.S. Government Fund	11,471,581	11,738,619	206,598	122,404
Low Duration Fund	2,496,516	2,440,893	1,096,144	466,141
Low Duration Fund II	243,070	278,127	46,850	35,806
Low Duration Fund III	65,988	66,138	12,525	5,239
Moderate Duration Fund	2,242,369	2,415,973	160,042	145,875
Real Return Fund	51,634,161	52,957,625	432,516	315,969
Short-Term Fund	903,888	1,275,771	407,067	361,359
StocksPLUS® Fund	215,986	226,547	74,637	63,846
Total Return Mortgage Fund	2,265,931	2,292,558	29,518	6,989

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Convertible Fund		Diversified Income Fund			Floating Income Fund
	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	669	$29	1,720	$178,700	$845	2,120	$146,300	$718
Sales	0	0	6,056	0	1,495	5,904	0	1,545
Closing Buys	0	0	(2,720)	0	(878)	(3,120)	(140,800)	(827)
Expirations	(634)	(15)	(900)	(59,100)	(195)	(1,060)	0	(142)
Exercised	0	0	0	(114,000)	0	0	0	0
Balance at 09/30/2006	35	$14	4,156	$5,600	$1,267	3,844	$5,500	$1,294

	GNMA Fund			High Yield Fund			Investment Grade Corporate Bond Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$19,400	$143	17,458	$138,000	$5,548	120	$300	$28
Sales	180	0	24	32,514	0	6,333	216	200	41
Closing Buys	(180)	(13,000)	(115)	(40,739)	(113,600)	(10,741)	0	(300)	(2)
Expirations	0	0	0	0	(24,400)	(178)	(240)	0	(46)
Exercised	0	0	0	0	0	0	0	0	0
Balance at 09/30/2006	0	$6,400	$52	9,233	$0	$962	96	$200	$21

	Long-Term U.S. Government Fund			Low Duration Total Return Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium
Balance at 03/31/2006	2,179	$56,400	$2,221	0	$0
Sales	5,284	77,600	3,241	3	3
Closing Buys	(2,032)	0	(625)	0	0
Expirations	0	0	0	0	0
Exercised	(1,900)	0	(961)	0	0
Balance at 09/30/2006	3,531	$134,000	$3,876	3	$3

132	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2006

	Low Duration Fund					Low Duration Fund II
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	18,432	$2,090,200	GBP 70,500	EUR 0	$30,721	695	$84,400	$1,202
Sales	2,642	1,645,700	21,300	37,000	15,269	75	60,200	499
Closing Buys	0	(1,218,100)	0	0	(8,725)	(228)	(67,900)	(544)
Expirations	(6,265)	(464,800)	(14,800)	0	(4,884)	0	0	0
Exercised	(1,674)	0	0	0	(1,586)	(71)	0	(67)
Balance at 09/30/2006	13,135	$2,053,000	GBP 77,000	EUR37,000	$30,795	471	$76,700	$1,090

	Low Duration III				Moderate Duration Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	351	$14,400	GBP400	$367	2,881	$296,400	GBP10,600	EUR 0	$4,579
Sales	25	11,900	200	117	926	247,700	3,200	6,000	2,522
Closing Buys	(75)	(8,600)	(100)	(88)	(261)	(152,900)	0	0	(1,408)
Expirations	0	(700)	0	(5)	(1,065)	(75,500)	(2,400)	0	(759)
Exercised	(3)	(100)	0	(2)	0	(1,800)	0	0	(6)
Balance at 09/30/2006	298	$16,900	GBP500	$389	2,481	$313,900	GBP11,400	EUR 6,000	$4,928

	Real Return Fund			Short-Term Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Premium
Balance at 03/31/2006	2,263	$0	$1,590	6,675	$423,300	GBP 0	$8,043
Sales	39,182	1,125,400	14,728	5,882	830,200	23,400	7,586
Closing Buys	(5)	0	(3)	(5,619)	(204,500)	0	(5,515)
Expirations	(29,718)	(406,400)	(6,160)	(6,206)	(473,800)	0	(3,241)
Exercised	(4,946)	0	(1,534)	0	0	0	0
Balance at 09/30/2006	6,776	$719,000	$8,621	732	$575,200	GBP 23,400	$6,873

	StocksPLUS® Fund					Total Return Mortgage Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	3,695	$146,000	GBP 6,200	EUR 0	$3,945	0	$75,600	$760
Sales	355	98,200	1,800	3,000	1,651	280	0	38
Closing Buys	0	(67,700)	0	0	(499)	(280)	0	(38)
Expirations	(686)	(37,000)	(1,500)	0	(1,172)	0	(11,400)	(161)
Exercised	(2,377)	0	0	0	(1,872)	0	0	0
Balance at 09/30/2006	987	$139,500	GBP 6,500	EUR 3,000	$2,053	0	$64,200	$599

Semiannual Report	September 30, 2006	133

Notes to Financial Statements  (Cont.)

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Convertible Fund				Diversified Income Fund				Extended Duration Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Period from 09/05/2006 to 09/30/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	33	$423	116	$1,420	26,726	$292,805	61,560	$681,263	300	$3,000
Administrative Class	0	0	0	0	53	584	37	401	0	0
Other Classes	0	0	0	0	5,711	62,432	12,469	138,023	0	0
Issued as reinvestment of
Institutional Class	83	1,027	119	1,442	3,206	35,060	5,539	61,414	1	12
Administrative Class	0	0	0	0	10	111	21	237	0	0
Other Classes	0	0	0	0	381	4,165	682	7,559	0	0
Cost of shares redeemed
Institutional Class	(86)	(1,087)	(904)	(10,694)	(22,808)	(248,193)	(21,122)	(233,657)	0	0
Administrative Class	0	0	0	0	(18)	(201)	(24)	(263)	0	0
Other Classes	0	0	0	0	(3,833)	(41,884)	(3,966)	(43,963)	0	0
Net increase (decrease) resulting from Fund share transactions	30	$363	(669)	$(7,832)	9,428	$104,879	55,196	$611,014	301	$3,012

	Investment Grade Corporate Bond Fund				Long Duration Total Return Fund		Long-Term U.S. Government Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Period from 09/05/2006 to 09/30/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	158	$1,605	1,086	$11,300	300	$3,000	17,875	$185,232	151,683	$1,685,150
Administrative Class	36	364	54	552	0	0	745	7,742	4,278	47,682
Other Classes	958	9,692	2,138	22,247	0	0	3,981	41,562	7,634	84,207
Issued as reinvestment of
Institutional Class	61	620	111	1,156	1	12	3,512	36,422	5,168	56,362
Administrative Class	2	25	4	43	0	0	203	2,119	389	4,284
Other Classes	36	364	37	384	0	0	347	3,622	541	5,943
Cost of shares redeemed
Institutional Class	(198)	(2,001)	(1,072)	(11,186)	0	0	(94,011)	(978,632)	(38,054)	(419,327)
Administrative Class	(24)	(240)	(36)	(371)	0	0	(1,623)	(16,770)	(5,464)	(59,839)
Other Classes	(460)	(4,650)	(244)	(2,531)	0	0	(3,626)	(37,611)	(7,815)	(85,953)
Net increase (decrease) resulting from Fund share transactions	569	$5,779	2,078	$21,594	301	$3,012	(72,597)	$(756,314)	118,360	$1,318,509

	Moderate Duration Fund				Money Market Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	21,505	$213,112	43,813	$446,159	153,127	$153,127	115,406	$115,405
Administrative Class	0	0	0	0	6,889	6,889	45,123	45,123
Other Classes	0	0	0	0	175,022	175,022	260,835	260,836
Issued as reinvestment of
Institutional Class	3,715	36,840	8,467	85,951	4,597	4,598	4,173	4,173
Administrative Class	0	0	0	0	311	311	312	312
Other Classes	0	0	0	0	3,866	3,864	5,580	5,580
Cost of shares redeemed
Institutional Class	(42,147)	(416,262)	(54,711)	(552,846)	(68,445)	(68,445)	(174,160)	(174,160)
Administrative Class	0	0	0	0	(18,798)	(18,798)	(60,864)	(60,864)
Other Classes	0	0	0	0	(145,394)	(145,395)	(348,708)	(348,708)
Net increase (decrease) resulting from Fund share transactions	(16,927)	$(166,310)	(2,431)	$(20,736)	111,175	$111,173	(152,303)	$(152,303)

134	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2006

Floating Income Fund				GNMA Fund				High Yield Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

140,095	$1,458,665	85,277	$877,319	1,499	$16,255	3,615	$39,989	66,462	$639,807	182,346	$1,779,054
757	7,843	1	10	0	0	0	0	14,128	136,183	31,452	306,876
22,815	236,970	29,426	303,621	2,367	25,633	2,005	22,115	22,831	219,985	75,781	740,538

4,392	45,710	5,078	52,465	235	2,547	766	8,462	11,263	108,448	22,084	215,806
9	97	0	0	0	0	0	0	2,663	25,630	5,027	49,119
973	10,125	1,044	10,793	189	2,042	367	4,042	5,507	53,007	12,304	120,200

(19,003)	(197,592)	(60,730)	(628,316)	(2,250)	(24,506)	(30,794)	(340,635)	(73,146)	(704,601)	(113,252)	(1,100,926)
(64)	(671)	0	0	0	0	0	0	(13,673)	(131,745)	(30,106)	(293,684)
(10,755)	(111,888)	(17,334)	(178,430)	(3,221)	(34,895)	(4,815)	(53,080)	(57,755)	(555,774)	(115,806)	(1,128,710)

139,219	$1,449,259	42,762	$437,462	(1,181)	$(12,924)	(28,856)	$(319,107)	(21,720)	$(209,060)	69,830	$688,273

Low Duration Fund				Low Duration Fund II				Low Duration Fund III
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

117,461	$1,161,521	388,485	$3,908,975	34,872	$46,338	15,412	$149,669	6,503	$63,386	9,217	$91,057
5,258	51,956	14,606	146,542	4	38	172	1,669	0	0	0	10
25,992	256,909	76,896	774,310	0	0	0	0	0	0	0	0

17,081	169,089	34,088	342,181	773	7,362	1,940	18,762	223	2,181	422	4,162
632	6,257	1,254	12,586	2	22	5	51	0	1	0	1
4,322	42,776	9,548	95,866	0	0	0	0	0	0	0	0

(196,479)	(1,942,121)	(458,972)	(4,611,076)	(15,298)	(145,674)	(27,004)	(261,061)	(9,722)	(94,688)	(4,661)	(46,374)
(9,735)	(96,189)	(23,916)	(240,878)	(24)	(233)	(160)	(1,549)	0	0	0	(4)
(77,101)	(762,007)	(180,801)	(1,819,089)	0	0	0	0	0	0	0	0

(112,569)	$(1,111,809)	(138,812)	$(1,390,583)	(9,671)	$(92,147)	(9,635)	$(92,459)	(2,996)	$(29,120)	4,978	$48,852

Real Return Fund				Short-Term Fund				StocksPLUS® Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

127,432	$1,376,079	224,606	$2,531,141	98,927	$986,962	289,320	$2,896,596	5,120	$52,980	31,845	$319,016
12,190	131,771	35,581	404,139	18,471	184,301	49,326	493,782	162	1,619	8,583	83,609
69,332	749,558	218,179	2,471,851	9,599	95,831	17,131	171,437	2,294	23,054	9,025	87,397

14,835	160,632	26,787	301,340	4,221	42,127	7,306	73,090	1,048	10,736	1,647	16,712
989	10,705	4,411	50,042	2,201	21,971	2,802	28,024	60	602	271	2,694
11,582	125,334	30,666	345,474	905	9,040	1,832	18,339	388	3,844	600	5,901

(99,631)	(1,080,986)	(130,501)	(1,476,733)	(135,330)	(1,350,190)	(330,898)	(3,312,024)	(11,378)	(117,587)	(56,390)	(557,321)
(6,581)	(71,103)	(94,142)	(1,054,123)	(22,251)	(222,042)	(25,111)	(251,415)	(701)	(7,111)	(18,729)	(184,952)
(150,325)	(1,624,983)	(252,101)	(2,833,460)	(18,767)	(187,273)	(57,560)	(575,998)	(6,675)	(66,431)	(19,180)	(185,640)

(20,177)	$(222,993)	63,486	$739,671	(42,024)	$(419,273)	(45,852)	$(458,169)	(9,682)	$(98,294)	(42,328)	$(412,584)

Semiannual Report	September 30, 2006	135

Notes to Financial Statements  (Cont.)

8.   SHARES OF BENEFICIAL INTEREST (Cont.)

	Total Return Mortgage Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	966	$10,103	3,998	$42,595
Administrative Class	424	4,470	388	4,090
Other Classes	3,373	35,310	5,896	62,672
Issued as reinvestment of
Institutional Class	581	6,067	1,463	15,559
Administrative Class	22	231	39	419
Other Classes	298	3,120	492	5,232
Cost of shares redeemed
Institutional Class	(13,586)	(141,333)	(14,065)	(150,292)
Administrative Class	(606)	(6,242)	(308)	(3,292)
Other Classes	(3,363)	(35,127)	(5,804)	(61,652)
Net increase (decrease) resulting from Fund share transactions	(11,891)	$(123,401)	(7,901)	$(84,669)

9.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Convertible Fund	$5,442	$(971)	$4,471
Diversified Income Fund	30,201	(12,870)	17,331
Extended Duration Fund	59	(8)	51
Floating Income Fund	14,325	(4,870)	9,455
GNMA Fund	2,109	(1,147)	962
High Yield Fund	157,727	(85,446)	72,281
Investment Grade Corporate Bond Fund	545	(729)	(184)
Long Duration Total Return Fund	32	(2)	30
Long-Term U.S. Government Fund	16,520	(9,272)	7,248
Low Duration Fund	21,228	(84,492)	(63,264)
Low Duration Fund II	1,146	(1,901)	(755)
Low Duration Fund III	1,368	(353)	1,015
Moderate Duration Fund	8,463	(19,664)	(11,201)
Money Market Fund	0	0	0
Real Return Fund	186,889	(125,714)	61,175
Short-Term Fund	8,315	(6,029)	2,286
StocksPLUS® Fund	4,837	(4,416)	421
Total Return Mortgage Fund	2,355	(2,775)	(420)

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

10. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been

136	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2006

added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Semiannual Report	September 30, 2006	137

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fee for the StocksPLUS® Fund.

138	PIMCO Funds	Bond Funds

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee for the StocksPLUS® Fund. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

Semiannual Report	September 30, 2006	139

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

140	PIMCO Funds	Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20521-02

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

Bond Funds

Share Classes	SHORT-DURATION	CREDIT STRATEGY
A B C	PIMCO Short-Term Fund PIMCO Low Duration Fund PIMCO Floating Income Fund PIMCO Money Market Fund	PIMCO Investment Grade Corporate Bond Fund PIMCO Diversified Income Fund PIMCO High Yield Fund

	GOVERNMENT/MORTGAGE	INTERNATIONAL BOND

	PIMCO GNMA Fund PIMCO Total Return Mortgage Fund PIMCO Long-Term U.S. Government Fund	PIMCO Global Bond Fund (U.S. Dollar-Hedged) PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) PIMCO Foreign Bond Fund (Unhedged) PIMCO Emerging Markets Bond Fund PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		21
Financial Highlights		112
Statements of Assets and Liabilities		124
Statements of Operations		126
Statements of Changes in Net Assets		128
Notes to Financial Statements		132
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		143

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	23
Diversified Income Fund	7	28
Emerging Markets Bond Fund	8	38
Floating Income Fund	9	44
Foreign Bond Fund (Unhedged)	10	53
Foreign Bond Fund (U.S. Dollar-Hedged)	11	62
Global Bond Fund (U.S. Dollar-Hedged)	12	70
GNMA Fund	13	77
High Yield Fund	14	79
Investment Grade Corporate Bond Fund	15	85
Long-Term U.S. Government Fund	16	91
Low Duration Fund	17	95
Money Market Fund	18	102
Short-Term Fund	19	103
Total Return Mortgage Fund	20	109

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Bond Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest risk, credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): Short-Term (1/97), Money Market (1/97), Low Duration (1/97), Long Term U.S. Government (1/97), High Yield (1/97), Foreign Bond (U.S. Dollar-Hedged) (1/97), Total Return Mortgage (8/00), GNMA (A shares 11/00 and B&C shares 5/01), Foreign Bond (Unhedged) (7/04), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Money Market Fund.)

The Cumulative Returns charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO Developing Local Markets Fund	Class A:	PLMAX
	Class C:	PLMCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of, non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil boosted returns as high real interest rates, ratings upgrades and positive trends in the current account supported the Brazilian currency.

•	An overweight in South Korea contributed to relative performance as several Asian currencies appreciated in-line with the upward move in the Chinese yuan.

•	An underweight to Turkey also helped returns as the Turkish lira decreased during the late-spring sell-off, due to concerns about the country’s current account deficit and an overall increase in global risk aversion.

•	An underweight to Hungary detracted from performance as the Hungarian forint maintained its value despite political turmoil in the third quarter, rising due to tighter monetary policy from that country’s central bank.

•	An underweight in the Philippines detracted from relative performance as the country’s fiscal performance was better than market expectations.

•	An underweight to Israel detracted from relative performance as the Israeli shekel climbed to its strongest level since 2001 thanks to strong economic performance.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	2.24%	6.98%	—	—	7.15%
PIMCO Developing Local Markets Fund Class A (adjusted)	-1.60%	2.97%	—	—	4.13%
PIMCO Developing Local Markets Fund Class C (adjusted)	0.85%	5.18%	—	—	6.35%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	2.56%	7.16%	—	—	7.36%
Lipper International Income Fund Average	3.35%	2.06%	—	—	1.72%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

              PIMCO Developing      PIMCO Developing      JPMorgan Emerging
             Local Markets Fund    Local Markets Fund    Local Markets Index
                   Class A               Class C            Plus (Unhedged)
            --------------------  ---------------------  -------------------
05/31/2005         $ 9,625             $10,000                $10,000
06/30/2005           9,677              10,048                 10,043
07/31/2005           9,750              10,118                 10,154
08/31/2005           9,845              10,211                 10,227
09/30/2005           9,866              10,224                 10,259
10/31/2005           9,817              10,169                 10,225
11/30/2005           9,938              10,287                 10,332
12/31/2005          10,023              10,368                 10,443
01/31/2006          10,342              10,692                 10,743
02/28/2006          10,360              10,703                 10,763
03/31/2006          10,324              10,659                 10,719
04/30/2006          10,600              10,937                 11,004
05/31/2006          10,417              10,740                 10,794
06/30/2006          10,395              10,710                 10,688
07/31/2006          10,550              10,863                 10,954
08/31/2006          10,618              10,926                 11,039
09/30/2006          10,556              10,855                 10,993

Allocation Breakdown*

Short-Term Instruments	46.7%
Corporate Bonds & Notes	32.5%
Asset-Backed Securities	10.7%
Sovereign Issues	6.8%
Mortgage-Backed Securities	2.3%
Other	1.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,022.36	$1,018.47	$1,018.80	$1,015.04
Expenses Paid During Period†	$6.34	$10.12	$6.33	$10.10

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.25% for Class A, and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund	Class A:	PDVAX
	Class B:	PDVBX
	Class C:	PDICX

Portfolio Insights

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Sector allocation was a positive contributor to performance, especially in the third quarter, due to an emphasis on emerging markets.

•	An overweight to Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

•	An underweight in Turkey was positive for performance as that country’s bonds declined substantially in the second quarter, due to worries about its large current account deficit, a significant sell-off in the Turkish lira, and an increasing inflation rate.

•	An underweight to the construction sector contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

•	An underweight position to the healthcare sector helped returns. However, security selection in this sector detracted from performance as leveraged buyout (“LBO”) activity put pressure on higher-rated bonds.

•	An overweight position to the energy sector detracted from relative performance as the sector slumped on declines in energy prices.

•	An underweight to auto-related bonds detracted from relative performance as auto manufacturers led what was one of the best performing credit sectors over the six-month period.

•	Moderate exposure to the Japanese yen detracted from performance, as the yen weakened against the U.S dollar over the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	3.38%	5.15%	—	—	8.89%
PIMCO Diversified Income Fund Class A (adjusted)	-0.50%	1.21%	—	—	7.59%
PIMCO Diversified Income Fund Class B	3.00%	4.38%	—	—	8.10%
PIMCO Diversified Income Fund Class B (adjusted)	-0.50%	0.92%	—	—	7.76%
PIMCO Diversified Income Fund Class C (adjusted)	2.00%	3.39%	—	—	8.09%
Lehman Brothers Global Credit Hedged USD Index	3.53%	4.03%	—	—	5.70%
33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global**	3.66%	5.87%	—	—	8.72%
Lipper Multi-Sector Income Fund Average	3.08%	4.45%	—	—	7.26%

* Cumulative return.

** The Diversified Income Fund’s secondary index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPM EMBI Global Index, 2) the ML Global High Yield BB/B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Credit Index (hedged to US$).

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                                                            33(percent) Lehman
                                                               Brothers Global
                                                   Lehman    Aggregate Credit,
                                                  Brothers  33(percent) Merrill
                                                   Global     Lynch Global High
            PIMCO        PIMCO        PIMCO        Credit     Yield BB-B Rated
          Diversified  Diversified  Diversified    Hedged    Constrained Index,
          Income Fund  Income Fund  Income Fund     USD    33(percent) JPMorgan
            Class A      Class B      Class C      Index        EMBI Global
          -----------  -----------  -----------   -------- --------------------
07/31/2003   $ 9,625     $10,000      $10,000     $10,000        $10,000
08/31/2003     9,824      10,203       10,202      10,050         10,129
09/30/2003    10,105      10,490       10,489      10,297         10,412
10/31/2003    10,176      10,557       10,556      10,236         10,455
11/30/2003    10,300      10,679       10,678      10,279         10,547
12/31/2003    10,539      10,920       10,919      10,419         10,758
01/31/2004    10,614      10,991       10,988      10,498         10,848
02/29/2004    10,603      10,973       10,971      10,593         10,910
03/31/2004    10,747      11,115       11,112      10,680         11,061
04/30/2004    10,371      10,719       10,716      10,475         10,762
05/31/2004    10,276      10,614       10,611      10,399         10,633
06/30/2004    10,408      10,743       10,740      10,450         10,741
07/31/2004    10,574      10,907       10,903      10,559         10,933
08/31/2004    10,892      11,228       11,225      10,766         11,218
09/30/2004    11,036      11,369       11,365      10,842         11,350
10/31/2004    11,200      11,531       11,528      10,949         11,506
11/30/2004    11,273      11,599       11,596      10,975         11,562
12/31/2004    11,480      11,803       11,800      11,085         11.738
01/31/2005    11,530      11,848       11,845      11,156         11,798
02/28/2005    11,590      11,903       11,899      11,152         11,864
03/31/2005    11,344      11,643       11,640      11,053         11,643
04/30/2005    11,403      11,696       11,692      11,156         11,730
05/31/2005    11,639      11,931       11,927      11,298         11,956
06/30/2005    11,800      12,089       12,085      11,427         12,131
07/31/2005    11,818      12,099       12,094      11,400         12,146
08/31/2005    11,972      12,250       12,245      11,525         12,294
09/30/2005    11,990      12,261       12,257      11,458         12,311
10/31/2005    11,833      12,093       12,088      11,368         12,188
11/30/2005    11,948      12,203       12,198      11,434         12,305
12/31/2005    12,108      12,359       12,354      11,538         12,455
01/31/2006    12,200      12,445       12,440      11,564         12,547
02/28/2006    12,347      12,588       12,583      11,616         12,687
03/31/2006    12,196      12,426       12,420      11,513         12,573
04/30/2006    12,208      12,431       12,425      11,491         12,571
05/31/2006    12,094      12,308       12,302      11,498         12,484
06/30/2006    12,071      12,276       12,270      11,482         12,456
07/31/2006    12,291      12,492       12,486      11,638         12,685
08/31/2006    12,505      12,702       12,696      11,818         12,921
09/30/2006    12,609      12,672       12,794      11,919         13,034

Allocation Breakdown*

Corporate Bonds & Notes	49.2%
Sovereign Issues	15.7%
U.S. Government Agencies	15.7%
Foreign Currency-Denominated Issues	9.1%
Short-Term Instruments	3.8%
Other	6.5%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.83	$1,030.01	$1,029.98	$1,019.30	$1,015.54	$1,015.54
Expenses Paid During Period†	$5.86	$9.67	$9.67	$5.82	$9.60	$9.60

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

PIMCO Emerging Markets Bond Fund	Class A:	PAEMX
	Class B:	PBEMX
	Class C:	PEBCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income securities of issuers that are tied economically to countries with emerging securities markets.

•	PIMCO generally considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

•	The JPMorgan EMBI Global spread closed the third quarter at 2.08% over Treasuries, just shy of its record tight level. Spreads widened 0.17% for the six-month period.

•	An overweight to Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

•	An underweight in Turkey contributed to relative performance as that country’s bonds declined substantially in the second quarter due to worries about its large current account deficit, a significant sell-off in the Turkish lira, and an increasing inflation rate.

•	An overweight to Ecuador detracted from returns as its bonds declined in the third quarter, due to the rise of a populist candidate in the presidential polls, and the fall in oil prices.

•	An underweight in the Philippines detracted from relative performance as the country’s fiscal performance was better than market expectations.

•	Below-index spread duration contributed to performance as emerging markets spreads widened slightly during the six-month period.

•	A short-end curve focus was negative for performance as the yield curve inverted during the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	4.03%	7.12%	17.00%	—	12.89%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	0.13%	3.10%	16.11%	—	12.43%
PIMCO Emerging Markets Bond Fund Class B	3.65%	6.33%	16.14%	—	12.24%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	0.15%	2.88%	16.08%	—	12.24%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	2.65%	5.34%	16.13%	—	12.06%
JPMorgan Emerging Markets Bond Index Global	4.28%	7.81%	13.22%	—	9.59%
Lipper Emerging Markets Debt Fund Average	3.51%	7.62%	16.42%	—	9.88%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

            PIMCO Emerging    PIMCO Emerging   PIMCO Emerging       JPMorgan
             Markets Bond      Markets Bond     Markets Bond    Emerging Markets
             Fund Class A      Fund Class B     Fund Class C   Bond Index Global
            --------------    --------------   --------------  -----------------
07/31/1997      $9,625           $10,000          $10,000           $10,000
08/31/1997       9,509             9,870            9,872             9,952
09/30/1997       9,769            10,134           10,135            10,228
10/31/1997       8,654             8,970            8,971             9,144
11/30/1997       9,109             9,436            9,437             9,532
12/31/1997       9,339             9,668            9,669             9,765
01/31/1998       9,350             9,673            9,674             9,812
02/28/1998       9,613             9,940            9,941            10,071
03/31/1998       9,899            10,228           10,229            10,300
04/30/1998       9,921            10,245           10,245            10,324
05/31/1998       9,599             9,905            9,905            10,012
06/30/1998       9,281             9,571            9,571             9,758
07/31/1998       9,420             9,706            9,706             9,815
08/31/1998       6,794             6,994            6,994             7,132
09/30/1998       7,320             7,531            7,532             7,748
10/31/1998       7,701             7,916            7,919             8,243
11/30/1998       8,314             8,542            8,544             8,808
12/31/1998       8,211             8,430            8,432             8,637
01/31/1999       7,924             8,130            8,133             8,441
02/28/1999       8,079             8,285            8,288             8,524
03/31/1999       8,624             8,838            8,840             9,089
04/30/1999       9,339             9,565            9,569             9,648
05/31/1999       8,752             8,959            8,961             9,150
06/30/1999       9,014             9,221            9,224             9,501
07/31/1999       8,953             9,153            9,155             9,343
08/31/1999       8,936             9,129            9,133             9,349
09/30/1999       9,333             9,529            9,533             9,643
10/31/1999       9,632             9,828            9,832             9,984
11/30/1999       9,891            10,087           10,090            10,252
12/31/1999      10,354            10,552           10,556            10,726
01/31/2000      10,123            10,310           10,314            10,561
02/29/2000      10,719            10,911           10,915            11,128
03/31/2000      10,985            11,175           11,184            11,431
04/30/2000      10,774            10,947           10,970            11,220
05/31/2000      10,562            10,724           10,746            10,961
06/30/2000      11,055            11,218           11,242            11,471
07/31/2000      11,320            11,481           11,505            11,799
08/31/2000      11,712            11,872           11,897            12,175
09/30/2000      11,555            11,705           11,729            12,044
10/31/2000      11,359            11,499           11,523            11,800
11/30/2000      11,414            11,548           11,572            11,752
12/31/2000      11,815            11,945           11,971            12,271
01/31/2001      12,313            12,441           12,467            12,863
02/28/2001      12,254            12,378           12,405            12,692
03/31/2001      12,355            12,468           12,497            12,550
04/30/2001      12,425            12,532           12,560            12,489
05/31/2001      12,701            12,802           12,832            12,790
06/30/2001      13,083            13,180           13,209            12,985
07/31/2001      13,179            13,268           13,298            12,313
08/31/2001      13,851            13,936           13,966            12,864
09/30/2001      13,345            13,420           13,450            12,443
10/31/2001      13,902            13,972           14,002            12,450
11/30/2001      14,642            14,705           14,738            12,291
12/31/2001      15,076            15,133           15,165            12,438
01/31/2002      15,444            15,493           15,526            12,668
02/28/2002      16,142            16,186           16,220            13,143
03/31/2002      16,167            16,200           16,234            13,157
04/30/2002      16,377            16,401           16,436            13,287
05/31/2002      16,177            16,190           16,224            13,218
06/30/2002      15,038            15,042           15,074            12,551
07/31/2002      14,002            13,995           14,024            11,983
08/31/2002      15,139            15,120           15,152            12,860
09/30/2002      14,491            14,465           14,496            12,504
10/31/2002      15,705            15,668           15,700            13,274
11/30/2002      16,282            16,233           16,267            13,651
12/31/2002      16,941            16,879           16,915            14,070
01/31/2003      17,331            17,256           17,292            14,302
02/28/2003      18,045            17,956           17,994            14,759
03/31/2003      18,696            18,594           18,633            14,998
04/30/2003      19,910            19,787           19,829            15,852
05/31/2003      20,716            20,575           20,618            16,509
06/30/2003      20,631            20,478           20,521            16,508
07/31/2003      19,808            19,649           19,690            15,924
08/31/2003      20,420            20,242           20,285            16,311
09/30/2003      21,167            20,971           21,015            16,883
10/31/2003      21,347            21,135           21,179            16,966
11/30/2003      21,731            21,502           21,547            17,174
12/31/2003      22,368            22,117           22,164            17,679
01/31/2004      22,614            22,347           22,394            17,769
02/29/2004      22,512            22,233           22,280            17,832
03/31/2004      23,068            22,767           22,815            18,276
04/30/2004      21,410            21,114           21,158            17,284
05/31/2004      21,228            20,922           20,966            17,027
06/30/2004      21,612            21,288           21,333            17,277
07/31/2004      22,180            21,833           21,879            17,791
08/31/2004      23,285            22,920           22,955            18,525
09/30/2004      23,667            23,296           23,316            18,834
10/31/2004      24,053            23,676           23,682            19,136
11/30/2004      24,286            23,906           23,897            19,270
12/31/2004      25,010            24,618           24,593            19,753
01/31/2005      25,187            24,793           24,753            19,876
02/28/2005      25,361            24,964           24,908            20,009
03/31/2005      24,628            24,242           24,174            19,499
04/30/2005      25,103            24,710           24,623            19,807
05/31/2005      25,882            25,476           25,372            20,400
06/30/2005      26,316            25,904           25,783            20,762
07/31/2005      26,261            25,850           25,713            20,711
08/31/2005      26,849            26,429           26,271            21,113
09/30/2005      27,330            26,902           26,723            21,469
10/31/2005      26,794            26,374           26,183            21,152
11/30/2005      27,245            26,818           26,608            21,475
12/31/2005      27,830            27,394           27,161            21,872
01/31/2006      28,146            27,705           27,453            22,134
02/28/2006      28,783            28,332           28,058            22,626
03/31/2006      28,141            27,700           27,414            22,196
04/30/2006      28,172            27,730           27,430            22,177
05/31/2006      27,510            27,078           26,766            21,723
06/30/2006      27,568            27,135           26,803            21,722
07/31/2006      28,505            28,058           27,698            22,432
08/31/2006      29,172            28,715           28,330            23,016
09/30/2006      29,274            28,816           28,412            23,145

Allocation Breakdown*

Short-Term Instruments	24.7%
Brazil	18.5%
Mexico	11.8%
Russia	11.6%
Venezuela	6.5%
Other	26.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,040.32	$1,036.48	$1,036.49	$1,018.80	$1,015.04	$1,015.04
Expenses Paid During Period†	$6.39	$10.21	$10.21	$6.33	$10.10	$10.10

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Floating Income Fund	Class A:	PFIAX
	Class C:	PFNCX

Portfolio Insights

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	Exposure in Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

•	Exposure in Mexico and Russia also helped returns as each credit outperformed three-month LIBOR over the period, due in part to energy prices that remained high by historical standards.

•	Exposure to the utility and communication sectors contributed positively to relative performance.

•	An allocation to auto-related bonds added to performance as auto manufacturers and auto loans drove what was one of the best performing sectors in the six-month period.

•	Positions in the energy sector contributed positively to relative performance as pipeline companies performed well despite declines in oil prices.

•	Currency exposure to the Japanese yen detracted from relative performance.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Class A	3.37%	6.38%	—	—	6.46%
PIMCO Floating Income Fund Class A (adjusted)	1.04%	3.97%	—	—	5.35%
PIMCO Floating Income Fund Class C (adjusted)	2.23%	5.07%	—	—	6.15%
3-Month LIBOR Index	2.67%	4.98%	—	—	3.76%
Lipper Loan Participation Fund Average	2.47%	5.15%	—	—	4.70%

* Cumulative return.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

             PIMCO Floating      PIMCO Floating
               Income Fund        Income Fund         3-Month
                 Class A            Class C         LIBOR Index
             --------------      --------------     -----------
07/31/2004      $ 9,775             $10,000           $10,000
08/31/2004        9,832              10,056            10,013
09/30/2004        9,867              10,091            10,026
10/31/2004        9,915              10,138            10,043
11/30/2004       10,007              10,228            10,059
12/31/2004       10,134              10,355            10,076
01/31/2005       10,139              10,358            10,098
02/28/2005       10,204              10,421            10,119
03/31/2005       10,124              10,338            10,143
04/30/2005       10,166              10,378            10,170
05/31/2005       10,247              10,459            10,196
06/30/2005       10,319              10,530            10,223
07/31/2005       10,393              10,603            10,252
08/31/2005       10,438              10,646            10,284
09/30/2005       10,525              10,732            10,317
10/31/2005       10,519              10,723            10,352
11/30/2005       10,586              10,790            10,387
12/31/2005       10,637              10,839            10,426
01/31/2006       10,710              10,910            10,465
02/28/2006       10,802              11,001            10,506
03/31/2006       10,831              11,028            10,549
04/30/2006       10,925              11,122            10,593
05/31/2006       10,881              11,075            10,638
06/30/2006       10,934              11,127            10,684
07/31/2006       11,024              11,216            10,733
08/31/2006       11,131              11,321            10,782
09/30/2006       11,194              11,383            10,831

Allocation Breakdown*

Short-Term Instruments	34.7%
Corporate Bonds & Notes	28.9%
U.S. Government Agencies	18.1%
Sovereign Issues	5.7%
Bank Loan Obligations	4.3%
Other	8.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.73	$1,032.26	$1,020.31	$1,018.80
Expenses Paid During Period†	$4.84	$6.37	$4.81	$6.33

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.95% for Class A, 1.25% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	9

PIMCO Foreign Bond Fund (Unhedged)	Class A:	PFUAX
	Class C:	PFRCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Exposure to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

•	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

•	A focus on the short-to-intermediate portion of the U.K curve was negative for returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

•	An underweight to Japanese bonds detracted from returns, as weak inflation data pushed back the Bank of Japan’s rate normalization process, causing yields to fall.

•	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

•	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	4.04%	1.77%	—	—	3.35%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	0.14%	-2.05%	—	—	1.73%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	2.66%	0.02%	—	—	2.55%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	4.84%	2.29%	—	—	3.92%
Lipper International Income Fund Average	3.35%	2.06%	—	—	4.12%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

               PIMCO Foreign      PIMCO Foreign
                 Bond Fund          Bond Fund           JPMorgan GBI Global
                (Unhedged)          (Unhedged)          ex-U.S. FX NY Index
                  Class A            Class C             Unhedged in USD
               -------------      -------------         -------------------
04/30/2004       $ 9,625             $10,000                 $10,000
05/31/2004         9,691              10,060                  10,104
06/30/2004         9,732              10,092                  10,119
07/31/2004         9,619               9,965                  10,006
08/31/2004         9,859              10,208                  10,280
09/30/2004         9,995              10,344                  10,443
10/31/2004        10,354              10,709                  10,843
11/30/2004        10,824              11,189                  11,312
12/31/2004        11,039              11,404                  11,525
01/31/2005        10,798              11,148                  11,306
02/28/2005        10,823              11,167                  11,320
03/31/2005        10,675              11,006                  11,153
04/30/2005        10,833              11,163                  11,328
05/31/2005        10,480              10,792                  10,969
06/30/2005        10,374              10,677                  10,881
07/31/2005        10,274              10,568                  10,760
08/31/2005        10,527              10,820                  11,023
09/30/2005        10,243              10,521                  10,727
10/31/2005        10,046              10,312                  10,531
11/30/2005         9,839              10,093                  10,351
12/31/2005         9,994              10,246                  10,488
01/31/2006        10,154              10,403                  10,648
02/28/2006        10,095              10,337                  10,583
03/31/2006        10,019              10,252                  10,467
04/30/2006        10,362              10,596                  10,793
05/31/2006        10,528              10,758                  10,989
06/30/2006        10,393              10,614                  10,864
07/31/2006        10,449              10,665                  10,939
08/31/2006        10,488              10,697                  11,034
09/30/2006        10,426              10,627                  10,973

Allocation Breakdown*

Short-Term Instruments	29.2%
United States	29.2%
Germany	14.2%
Japan	11.5%
France	5.8%
Other	10.1%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,040.42	$1,036.58	$1,020.31	$1,016.55
Expenses Paid During Period†	$4.86	$8.68	$4.81	$8.59

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.95% for Class A, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Class A:	PFOAX
	Class B:	PFOBX
	Class C:	PFOCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Exposure to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

•	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

•	A focus on the short-to-intermediate portion of the U.K curve detracted from relative returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

•	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s interest rate normalization process, causing yields to fall.

•	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

•	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	2.66%	2.90%	5.09%	6.66%	7.74%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-1.19%	-0.95%	4.29%	6.25%	7.45%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	2.28%	2.14%	4.32%	6.11%	7.34%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-1.22%	-1.26%	4.23%	6.11%	7.34%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.28%	1.17%	4.31%	5.87%	6.95%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.35%	3.30%	4.55%	6.74%	7.39%
Lipper International Income Fund Average	3.35%	2.06%	7.63%	5.51%	6.15%

* Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

             PIMCO Foreign   PIMCO Foreign     PIMCO Foreign       JPMorgan
               Bond Fund       Bond Fund         Bond Fund        GBI Global
              (US Hedged)     (US Hedged)       (US Hedged)     ex-U.S. Index
                Class A         Class B           Class C       Hedged in USD
             -------------   -------------     -------------    -------------
12/31/1992      $ 9,625         $10,000           $10,000           $10,000
01/31/1993        9,701          10,073            10,073            10,091
02/28/1993        9,911          10,286            10,286            10,274
03/31/1993        9,944          10,314            10,314            10,280
04/30/1993        9,940          10,304            10,304            10,281
05/31/1993       10,027          10,387            10,387            10,338
06/30/1993       10,260          10,623            10,623            10,549
07/31/1993       10,418          10,781            10,781            10,667
08/31/1993       10,667          11,033            11,033            10,889
09/30/1993       10,706          11,067            11,067            10,936
10/31/1993       10,861          11,221            11,221            11,082
11/30/1993       10,888          11,242            11,242            11,159
12/31/1993       11,155          11,511            11,511            11,390
01/31/1994       11,166          11,515            11,515            11,333
02/28/1994       10,867          11,200            11,200            11,078
03/31/1994       10,673          10,994            10,994            10,977
04/30/1994       10,569          10,879            10,879            10,899
05/31/1994       10,410          10,709            10,709            10,779
06/30/1994       10,215          10,501            10,501            10,669
07/31/1994       10,275          10,557            10,557            10,739
08/31/1994       10,170          10,442            10,442            10,636
09/30/1994       10,183          10,448            10,448            10,645
10/31/1994       10,219          10,477            10,477            10,687
11/30/1994       10,366          10,622            10,622            10,838
12/31/1994       10,295          10,541            10,541            10,813
01/31/1995       10,360          10,601            10,601            10,931
02/28/1995       10,425          10,660            10,660            11,072
03/31/1995       10,428          10,656            10,656            11,297
04/30/1995       10,679          10,905            10,905            11,477
05/31/1995       11,095          11,322            11,322            11,854
06/30/1995       11,024          11,243            11,243            11,814
07/31/1995       11,230          11,445            11,445            11,963
08/31/1995       11,440          11,651            11,651            12,067
09/30/1995       11,599          11,806            11,806            12,258
10/31/1995       11,789          11,991            11,991            12,395
11/30/1995       12,247          12,450            12,450            12,667
12/31/1995       12,425          12,623            12,623            12,785
01/31/1996       12,726          12,919            12,919            12,939
02/29/1996       12,451          12,632            12,632            12,787
03/31/1996       12,649          12,826            12,826            12,893
04/30/1996       12,951          13,125            13,125            13,047
05/31/1996       12,996          13,163            13,163            13,136
06/30/1996       13,139          13,299            13,299            13,245
07/31/1996       13,263          13,417            13,417            13,345
08/31/1996       13,584          13,733            13,733            13,522
09/30/1996       13,960          14,107            14,107            13,810
10/31/1996       14,301          14,442            14,442            14,038
11/30/1996       14,643          14,780            14,780            14,319
12/31/1996       14,716          14,845            14,845            14,339
01/31/1997       14,942          15,067            15,070            14,518
02/28/1997       15,017          15,133            15,136            14,611
03/31/1997       14,823          14,929            14,932            14,533
04/30/1997       14,957          15,054            15,057            14,690
05/31/1997       15,029          15,117            15,120            14,767
06/30/1997       15,325          15,406            15,409            15,018
07/31/1997       15,545          15,619            15,622            15,257
08/31/1997       15,477          15,539            15,542            15,275
09/30/1997       15,807          15,859            15,862            15,545
10/31/1997       15,617          15,658            15,661            15,645
11/30/1997       15,823          15,856            15,860            15,757
12/31/1997       16,049          16,072            16,075            15,962
01/31/1998       16,276          16,289            16,292            16,174
02/28/1998       16,421          16,424            16,428            16,318
03/31/1998       16,621          16,615            16,618            16,464
04/30/1998       16,672          16,666            16,660            16,548
05/31/1998       16,811          16,793            16,786            16,774
06/30/1998       16,888          16,860            16,853            16,847
07/31/1998       17,150          17,111            17,104            17,003
08/31/1998       17,007          16,959            16,952            17,338
09/30/1998       17,392          17,332            17,325            17,749
10/31/1998       17,027          16,956            16,949            17,722
11/30/1998       17,340          17,258            17,251            17,914
12/31/1998       17,577          17,482            17,475            17,892
01/31/1999       17,933          17,825            17,818            18,114
02/28/1999       17,751          17,634            17,627            17,993
03/31/1999       17,854          17,726            17,719            18,207
04/30/1999       18,079          17,937            17,930            18,438
05/31/1999       17,790          17,639            17,632            18,363
06/30/1999       17,568          17,406            17,399            18,078
07/31/1999       17,569          17,397            17,391            18,031
08/31/1999       17,438          17,257            17,250            18,063
09/30/1999       17,525          17,333            17,326            18,132
10/31/1999       17,598          17,395            17,388            18,176
11/30/1999       17,627          17,412            17,405            18,281
12/31/1999       17,775          17,546            17,539            18,336
01/31/2000       17,677          17,450            17,432            18,338
02/29/2000       17,873          17,644            17,615            18,473
03/31/2000       18,123          17,891            17,848            18,743
04/30/2000       18,180          17,946            17,885            18,844
05/31/2000       18,283          18,048            17,975            18,995
06/30/2000       18,415          18,178            18,092            19,086
07/31/2000       18,564          18,326            18,227            19,224
08/31/2000       18,540          18,302            18,191            19,227
09/30/2000       18,777          18,536            18,413            19,393
10/31/2000       18,818          18,577            18,442            19,550
11/30/2000       19,091          18,846            18,699            19,896
12/31/2000       19,441          19,191            19,028            20,117
01/31/2001       19,723          19,469            19,292            20,355
02/28/2001       19,829          19,574            19,387            20,530
03/31/2001       20,089          19,831            19,627            20,685
04/30/2001       19,960          19,704            19,490            20,545
05/31/2001       20,000          19,743            19,517            20,652
06/30/2001       19,982          19,726            19,488            20,765
07/31/2001       20,446          20,183            19,928            20,954
08/31/2001       20,622          20,357            20,086            21,130
09/30/2001       20,760          20,493            20,208            21,217
10/31/2001       21,268          20,995            20,691            21,605
11/30/2001       21,190          20,918            20,602            21,512
12/31/2001       21,088          20,817            20,489            21,334
01/31/2002       21,172          20,900            20,558            21,357
02/28/2002       21,213          20,940            20,585            21,377
03/31/2002       21,136          20,865            20,497            21,268
04/30/2002       21,354          21,080            20,696            21,440
05/31/2002       21,356          21,082            20,683            21,467
06/30/2002       21,597          21,320            20,904            21,745
07/31/2002       21,667          21,388            20,965            21,956
08/31/2002       21,820          21,540            21,099            22,219
09/30/2002       22,012          21,730            21,272            22,472
10/31/2002       21,999          21,717            21,247            22,463
11/30/2002       22,217          21,932            21,444            22,504
12/31/2002       22,610          22,320            21,809            22,828
01/31/2003       22,875          22,581            22,049            23,007
02/28/2003       23,129          22,832            22,280            23,165
03/31/2003       23,059          22,763            22,202            23,137
04/30/2003       23,147          22,850            22,273            23,188
05/31/2003       23,427          23,126            22,529            23,556
06/30/2003       23,366          23,066            22,457            23,434
07/31/2003       23,153          22,856            22,237            23,174
08/31/2003       23,054          22,758            22,128            23,007
09/30/2003       23,273          22,974            22,325            23,260
10/31/2003       23,087          22,790            22,131            23,043
11/30/2003       23,066          22,770            22,100            23,064
12/31/2003       23,308          23,009            22,317            23,280
01/31/2004       23,394          23,094            22,384            23,384
02/29/2004       23,670          23,366            22,634            23,607
03/31/2004       23,751          23,446            22,695            23,671
04/30/2004       23,703          23,399            22,634            23,485
05/31/2004       23,656          23,352            22,575            23,446
06/30/2004       23,654          23,350            22,559            23,416
07/31/2004       23,727          23,422            22,616            23,510
08/31/2004       23,955          23,647            22,819            23,843
09/30/2004       24,041          23,732            22,888            23,979
10/31/2004       24,221          23,910            23,046            24,131
11/30/2004       24,587          24,271            23,378            24,341
12/31/2004       24,747          24,429            23,516            24,492
01/31/2005       24,925          24,605            23,673            24,731
02/28/2005       24,840          24,521            23,578            24,612
03/31/2005       25,074          24,752            23,786            24,800
04/30/2005       25,362          25,036            24,045            25,113
05/31/2005       25,512          25,184            24,173            25,322
06/30/2005       25,754          25,423            24,388            25,595
07/31/2005       25,713          25,383            24,332            25,481
08/31/2005       25,890          25,558            24,483            25,688
09/30/2005       25,854          25,522            24,431            25,660
10/31/2005       25,718          25,387            24,288            25,529
11/30/2005       25,778          25,447            24,330            25,671
12/31/2005       26,043          25,709            24,564            25,862
01/31/2006       25,976          25,642            24,486            25,814
02/28/2006       26,081          25,746            24,571            25,874
03/31/2006       25,915          25,582            24,398            25,647
04/30/2006       25,840          25,508            24,315            25,502
05/31/2006       25,972          25,638            24,424            25,650
06/30/2006       25,936          25,602            24,375            25,640
07/31/2006       26,172          25,835            24,582            25,899
08/31/2006       26,463          26,122            24,838            26,341
09/30/2006       26,603          26,260            24,955            26,506

Allocation Breakdown*

United States	26.2%
Germany	20.8%
Japan	17.7%
Short-Term Instruments	12.6%
France	10.3%
United Kingdom	5.1%
Other	7.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,026.57	$1,022.77	$1,022.77	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period†	$4.83	$8.62	$8.62	$4.81	$8.59	$8.59

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	11

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Class A:	PAIIX
	Class B:	PBIIX
	Class C:	PCIIX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

•	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

•	A focus on the short-to-intermediate portion of the U.K curve detracted from relative returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

•	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s rate normalization process causing yields to fall.

•	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

•	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)**
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	2.74%	2.84%	5.26%	6.35%	7.10%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-1.12%	-1.02%	4.46%	5.94%	6.73%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	2.36%	2.07%	4.48%	5.80%	6.58%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-1.14%	-1.29%	4.40%	5.80%	6.58%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.36%	1.11%	4.48%	5.56%	6.29%
JPMorgan GBI Global Hedged in USD	3.43%	3.25%	4.56%	6.56%	6.83%
Lipper Global Income Fund Average	3.35%	2.65%	6.61%	5.38%	6.01%

* Cumulative return.

** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

              PIMCO Global      PIMCO Global      PIMCO Global
               Bond Fund         Bond Fund         Bond Fund        JPMorgan
              (US Hedged)       (US Hedged)       (US Hedged)      GBI Global
                Class A           Class B           Class C       Hedged in USD
             -------------     -------------    -------------     -------------
10/31/1995      $ 9,625           $10,000          $10,000           $10,000
11/30/1995        9,946            10,334           10,334            10,193
12/31/1995       10,109            10,502           10,502            10,305
01/31/1996       10,301            10,702           10,702            10,408
02/29/1996       10,105            10,499           10,499            10,260
03/31/1996       10,124            10,512           10,512            10,282
04/30/1996       10,250            10,625           10,625            10,339
05/31/1996       10,241            10,606           10,596            10,380
06/30/1996       10,337            10,677           10,677            10,477
07/31/1996       10,380            10,718           10,718            10,535
08/31/1996       10,634            10,964           10,964            10,621
09/30/1996       10,883            11,214           11,214            10,824
10/31/1996       11,117            11,458           11,448            11,018
11/30/1996       11,392            11,724           11,724            11,224
12/31/1996       11,362            11,697           11,686            11,197
01/31/1997       11,459            11,778           11,778            11,292
02/28/1997       11,538            11,852           11,852            11,342
03/31/1997       11,379            11,681           11,681            11,259
04/30/1997       11,514            11,812           11,812            11,396
05/31/1997       11,604            11,896           11,896            11,473
06/30/1997       11,802            12,092           12,092            11,641
07/31/1997       12,048            12,335           12,335            11,889
08/31/1997       12,003            12,282           12,282            11,849
09/30/1997       12,227            12,502           12,503            12,049
10/31/1997       12,083            12,347           12,348            12,182
11/30/1997       12,169            12,427           12,428            12,259
12/31/1997       12,304            12,558           12,559            12,410
01/31/1998       12,415            12,665           12,664            12,585
02/28/1998       12,486            12,729           12,729            12,636
03/31/1998       12,654            12,893           12,893            12,720
04/30/1998       12,709            12,941           12,941            12,782
05/31/1998       12,776            13,002           13,002            12,941
06/30/1998       12,834            13,053           13,049            13,033
07/31/1998       12,989            13,201           13,197            13,116
08/31/1998       12,850            13,052           13,048            13,416
09/30/1998       13,137            13,337           13,333            13,690
10/31/1998       12,918            13,106           13,102            13,729
11/30/1998       13,088            13,269           13,264            13,828
12/31/1998       13,200            13,373           13,369            13,831
01/31/1999       13,493            13,662           13,658            13,969
02/28/1999       13,285            13,445           13,441            13,781
03/31/1999       13,368            13,520           13,516            13,910
04/30/1999       13,495            13,641           13,636            14,040
05/31/1999       13,287            13,422           13,418            13,953
06/30/1999       13,124            13,249           13,245            13,796
07/31/1999       13,110            13,227           13,223            13,769
08/31/1999       13,050            13,158           13,154            13,782
09/30/1999       13,114            13,215           13,210            13,852
10/31/1999       13,148            13,241           13,237            13,878
11/30/1999       13,127            13,212           13,208            13,924
12/31/1999       13,182            13,259           13,255            13,924
01/31/2000       13,123            13,192           13,188            13,932
02/29/2000       13,277            13,338           13,334            14,073
03/31/2000       13,458            13,513           13,509            14,306
04/30/2000       13,477            13,524           13,519            14,338
05/31/2000       13,523            13,560           13,556            14,423
06/30/2000       13,669            13,697           13,693            14,549
07/31/2000       13,780            13,800           13,796            14,660
08/31/2000       13,814            13,826           13,822            14,728
09/30/2000       13,970            13,974           13,970            14,814
10/31/2000       14,010            14,004           13,999            14,939
11/30/2000       14,173            14,159           14,154            15,221
12/31/2000       14,341            14,316           14,312            15,428
01/31/2001       14,643            14,610           14,605            15,590
02/28/2001       14,772            14,729           14,725            15,742
03/31/2001       14,998            14,946           14,941            15,839
04/30/2001       14,904            14,843           14,838            15,699
05/31/2001       14,959            14,887           14,883            15,769
06/30/2001       14,905            14,825           14,820            15,857
07/31/2001       15,336            15,244           15,239            16,077
08/31/2001       15,481            15,378           15,374            16,238
09/30/2001       15,582            15,469           15,464            16,353
10/31/2001       16,015            15,890           15,885            16,699
11/30/2001       15,895            15,760           15,755            16,527
12/31/2001       15,830            15,684           15,681            16,377
01/31/2002       15,903            15,747           15,743            16,423
02/28/2002       15,979            15,814           15,809            16,480
03/31/2002       15,811            15,639           15,634            16,299
04/30/2002       16,045            15,859           15,854            16,512
05/31/2002       16,090            15,894           15,888            16,554
06/30/2002       16,235            16,028           16,021            16,774
07/31/2002       16,378            16,159           16,153            17,000
08/31/2002       16,550            16,319           16,312            17,255
09/30/2002       16,803            16,559           16,552            17,527
10/31/2002       16,795            16,541           16,534            17,465
11/30/2002       16,879            16,624           16,607            17,443
12/31/2002       17,230            16,969           16,941            17,752
01/31/2003       17,409            17,146           17,105            17,839
02/28/2003       17,660            17,393           17,341            18,017
03/31/2003       17,591            17,325           17,263            17,977
04/30/2003       17,666            17,399           17,327            18,031
05/31/2003       17,951            17,680           17,595            18,384
06/30/2003       17,881            17,611           17,518            18,281
07/31/2003       17,527            17,262           17,161            17,917
08/31/2003       17,513            17,248           17,137            17,849
09/30/2003       17,798            17,529           17,406            18,134
10/31/2003       17,622            17,356           17,223            17,937
11/30/2003       17,654            17,387           17,243            17,955
12/31/2003       17,837            17,568           17,411            18,123
01/31/2004       17,914            17,643           17,473            18,223
02/29/2004       18,111            17,837           17,655            18,410
03/31/2004       18,218            17,943           17,749            18,491
04/30/2004       18,069            17,796           17,591            18,235
05/31/2004       18,045            17,772           17,557            18,195
06/30/2004       18,056            17,783           17,557            18,197
07/31/2004       18,130            17,856           17,619            18,295
08/31/2004       18,364            18,086           17,836            18,586
09/30/2004       18,412            18,133           17,871            18,680
10/31/2004       18,553            18,273           17,998            18,807
11/30/2004       18,715            18,432           18,144            18,870
12/31/2004       18,851            18,567           18,264            19,007
01/31/2005       18,976            18,689           18,373            19,184
02/28/2005       18,906            18,620           18,294            19,075
03/31/2005       19,034            18,747           18,406            19,171
04/30/2005       19,261            18,970           18,614            19,439
05/31/2005       19,395            19,102           18,733            19,622
06/30/2005       19,551            19,255           18,872            19,813
07/31/2005       19,476            19,182           18,788            19,678
08/31/2005       19,652            19,355           18,946            19,879
09/30/2005       19,583            19,287           18,869            19,797
10/31/2005       19,436            19,143           18,716            19,679
11/30/2005       19,505            19,210           18,771            19,786
12/31/2005       19,711            19,413           18,957            19,952
01/31/2006       19,673            19,376           18,909            19,907
02/28/2006       19,713            19,415           18,936            19,950
03/31/2006       19,601            19,305           18,816            19,763
04/30/2006       19,558            19,263           18,763            19,654
05/31/2006       19,609            19,313           18,799            19,741
06/30/2006       19,599            19,303           18,776            19,753
07/31/2006       19,791            19,492           18,949            19,963
08/31/2006       20,027            19,724           19,161            20,298
09/30/2006       20,139            19,834           19,257            20,441

Allocation Breakdown*

United States	39.2%
Germany	18.6%
Japan	15.9%
Short-Term Instruments	8.6%
France	7.6%
Other	10.1%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,027.38	$1,023.57	$1,023.57	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period†	$4.83	$8.62	$8.62	$4.81	$8.59	$8.59

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO GNMA Fund	Class A:	PAGNX
	Class B:	PBGNX
	Class C:	PCGNX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	Duration positioning above the index added to returns as the ten-year Treasury yield declined during the period.

•	An underweight to 30-year GNMA mortgages was neutral for performance as they performed in line with the benchmark.

•	Exposure to Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) mortgages added to returns as they outperformed GNMA mortgages.

•	A bias toward a steepening yield curve in the Fund detracted from performance as short interest rates rose and longer rates fell during the period.

•	An allocation to adjustable rate GNMA mortgages later in the period detracted from returns as they lagged fixed-rate GNMA mortgages.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	3.10%	3.92%	4.25%	—	6.10%
PIMCO GNMA Fund Class A (adjusted)	-0.72%	0.02%	3.46%	—	5.66%
PIMCO GNMA Fund Class B	2.72%	3.15%	3.47%	—	5.48%
PIMCO GNMA Fund Class B (adjusted)	-0.78%	-0.34%	3.38%	—	5.48%
PIMCO GNMA Fund Class C (adjusted)	1.72%	2.16%	3.47%	—	5.30%
Lehman Brothers GNMA Index	3.15%	4.10%	4.44%	—	5.83%
Lipper GNMA Fund Average	2.66%	3.22%	3.59%	—	4.99%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO           PIMCO          PIMCO
               GNMA Fund       GNMA Fund      GNMA Fund       Lehman Brothers
                Class A         Class B        Class C           GNMA Index
             ------------    ------------   ------------      ---------------
07/31/1997     $ 9,625         $10,000        $10,000            $10,000
08/31/1997       9,657          10,027         10,027              9,979
09/30/1997       9,833          10,204         10,204             10,111
10/31/1997       9,923          10,290         10,290             10,217
11/30/1997       9,944          10,306         10,306             10,248
12/31/1997      10,029          10,387         10,387             10,340
01/31/1998      10,107          10,461         10,461             10,440
02/28/1998      10,152          10,503         10,503             10,464
03/31/1998      10,162          10,507         10,507             10,508
04/30/1998      10,195          10,534         10,534             10,569
05/31/1998      10,268          10,604         10,604             10,641
06/30/1998      10,342          10,674         10,674             10,686
07/31/1998      10,370          10,696         10,696             10,746
08/31/1998      10,499          10,821         10,821             10,831
09/30/1998      10,622          10,942         10,942             10,959
10/31/1998      10,572          10,883         10,883             10,949
11/30/1998      10,529          10,832         10,832             11,011
12/31/1998      10,598          10,896         10,896             11,057
01/31/1999      10,674          10,968         10,968             11,135
02/28/1999      10,576          10,861         10,861             11,100
03/31/1999      10,699          10,981         10,981             11,167
04/30/1999      10,749          11,024         11,024             11,221
05/31/1999      10,821          11,091         11,091             11,164
06/30/1999      10,800          11,063         11,063             11,120
07/31/1999      10,808          11,065         11,065             11,047
08/31/1999      10,803          11,052         11,052             11,043
09/30/1999      10,920          11,165         11,165             11,221
10/31/1999      10,951          11,190         11,190             11,287
11/30/1999      10,941          11,172         11,172             11,292
12/31/1999      10,858          11,080         11,080             11,270
01/31/2000      10,954          11,172         11,172             11,168
02/29/2000      11,036          11,249         11,249             11,311
03/31/2000      11,207          11,416         11,416             11,489
04/30/2000      11,183          11,384         11,384             11,479
05/31/2000      11,196          11,389         11,389             11,521
06/30/2000      11,323          11,511         11,511             11,733
07/31/2000      11,396          11,579         11,579             11,795
08/31/2000      11,499          11,675         11,675             11,974
09/30/2000      11,578          11,749         11,749             12,085
10/31/2000      11,681          11,846         11,846             12,174
11/30/2000      11,943          12,103         12,103             12,346
12/31/2000      12,072          12,223         12,223             12,521
01/31/2001      12,265          12,408         12,408             12,725
02/28/2001      12,488          12,624         12,624             12,783
03/31/2001      12,622          12,749         12,749             12,859
04/30/2001      12,621          12,736         12,736             12,881
05/31/2001      12,753          12,859         12,859             12,988
06/30/2001      12,870          12,961         12,968             13,026
07/31/2001      13,168          13,266         13,272             13,249
08/31/2001      13,269          13,349         13,356             13,345
09/30/2001      13,455          13,527         13,533             13,527
10/31/2001      13,612          13,676         13,682             13,707
11/30/2001      13,524          13,577         13,584             13,593
12/31/2001      13,489          13,534         13,540             13,552
01/31/2002      13,633          13,670         13,677             13,687
02/28/2002      13,767          13,796         13,803             13,827
03/31/2002      13,622          13,642         13,648             13,696
04/30/2002      13,867          13,879         13,886             13,937
05/31/2002      13,949          13,951         13,958             14,029
06/30/2002      14,068          14,061         14,068             14,141
07/31/2002      14,241          14,224         14,232             14,306
08/31/2002      14,376          14,350         14,357             14,407
09/30/2002      14,457          14,421         14,429             14,525
10/31/2002      14,478          14,433         14,442             14,572
11/30/2002      14,503          14,449         14,457             14,585
12/31/2002      14,642          14,579         14,588             14,730
01/31/2003      14,664          14,592         14,601             14,768
02/28/2003      14,736          14,655         14,663             14,843
03/31/2003      14,734          14,646         14,655             14,853
04/30/2003      14,801          14,703         14,712             14,889
05/31/2003      14,826          14,718         14,727             14,889
06/30/2003      14,878          14,760         14,769             14,935
07/31/2003      14,589          14,464         14,472             14,688
08/31/2003      14,720          14,585         14,594             14,784
09/30/2003      14,935          14,789         14,798             14,997
10/31/2003      14,895          14,739         14,748             14,958
11/30/2003      14,975          14,810         14,819             15,009
12/31/2003      15,071          14,896         14,903             15,150
01/31/2004      15,162          14,976         14,984             15,226
02/29/2004      15,262          15,066         15,074             15,327
03/31/2004      15,289          15,084         15,092             15,390
04/30/2004      15,097          14,884         14,892             15,148
05/31/2004      15,062          14,839         14,848             15,116
06/30/2004      15,181          14,947         14,956             15,251
07/31/2004      15,292          15,046         15,055             15,374
08/31/2004      15,460          15,211         15,211             15,588
09/30/2004      15,489          15,240         15,231             15,621
10/31/2004      15,585          15,335         15,315             15,744
11/30/2004      15,548          15,298         15,269             15,707
12/31/2004      15,630          15,379         15,339             15,810
01/31/2005      15,699          15,447         15,398             15,900
02/28/2005      15,660          15,408         15,351             15,849
03/31/2005      15,641          15,390         15,324             15,819
04/30/2005      15,779          15,525         15,449             15,979
05/31/2005      15,873          15,618         15,533             16,095
06/30/2005      15,918          15,662         15,567             16,142
07/31/2005      15,867          15,612         15,508             16,081
08/31/2005      16,003          15,746         15,632             16,214
09/30/2005      15,943          15,686         15,562             16,149
10/31/2005      15,842          15,587         15,454             16,079
11/30/2005      15,879          15,624         15,482             16,113
12/31/2005      16,065          15,806         15,652             16,317
01/31/2006      16,100          15,841         15,678             16,370
02/28/2006      16,141          15,882         15,709             16,403
03/31/2006      16,068          15,810         15,627             16,298
04/30/2006      16,013          15,756         15,564             16,243
05/31/2006      15,968          15,712         15,511             16,210
06/30/2006      15,971          15,715         15,503             16,229
07/31/2006      16,190          15,930         15,706             16,459
08/31/2006      16,430          16,166         15,927             16,712
09/30/2006      16,568          16,302         16,050             16,811

Allocation Breakdown*

U.S. Government Agencies	94.4%
Short-Term Instruments	4.9%
Other	0.7%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,031.03	$1,027.21	$1,027.21	$1,018.85	$1,015.04	$1,015.04
Expenses Paid During Period†	$6.31	$10.16	$10.16	$6.28	$10.10	$10.10

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	13

PIMCO High Yield Fund	Class A:	PHDAX
	Class B:	PHDBX
	Class C:	PHDCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	Security selection in the healthcare sector detracted from relative performance as leveraged buyout (“LBO”) activity weighed heavily on higher-rated bonds.

•	An underweight to consumer non-cyclicals hurt performance as the industry category was well supported by multiple sub-sectors such as tobacco, wholesale foods, and food/drug retailers.

•	Although an overweight to energy detracted from relative performance, as the sector slumped on declines in energy commodity prices, security selection contributed positively to relative performance as pipeline companies outperformed the broader sector.

•	An underweight to building products contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

•	Within the consumer cyclical sector, an emphasis on auto-related bonds added to performance as auto loans and manufacturers drove the broader sector.

•	Hedging strategies detracted from performance as short-term treasury rates increased and longer maturity treasury rates declined.

•	Exposure to emerging market sovereigns such as Brazil, Russia, and Mexico, which outperformed the index, benefited the Fund’s relative performance.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class A	2.75%	6.38%	8.58%	6.77%	8.27%
PIMCO High Yield Fund Class A (adjusted)	-1.10%	2.39%	7.75%	6.28%	7.91%
PIMCO High Yield Fund Class B	2.37%	5.59%	7.78%	6.21%	7.87%
PIMCO High Yield Fund Class B (adjusted)	-1.10%	2.12%	7.70%	6.21%	7.87%
PIMCO High Yield Fund Class C (adjusted)	1.38%	4.60%	7.77%	5.98%	7.48%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	3.14%	6.42%	9.49%	6.54%	7.72%
Lipper High Current Yield Fund Average	3.10%	6.69%	9.11%	5.16%	6.56%

* Cumulative return.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

               PIMCO High    PIMCO High    PIMCO High   Merrill Lynch U.S. High
               Yield Fund    Yield Fund    Yield Fund       Yield BB-B Rated
                 Class A       Class B       Class C        Constrained Index
               ----------    ----------    ----------   -----------------------
12/31/1992      $ 9,625       $10,000       $10,000            $10,000
01/31/1993        9,841        10,218        10,218             10,241
02/28/1993       10,019        10,398        10,398             10,432
03/31/1993       10,218        10,597        10,597             10,611
04/30/1993       10,323        10,700        10,700             10,687
05/31/1993       10,396        10,769        10,769             10,824
06/30/1993       10,675        11,052        11,052             11,026
07/31/1993       10,748        11,120        11,120             11,132
08/31/1993       10,865        11,235        11,235             11,234
09/30/1993       10,916        11,281        11,281             11,289
10/31/1993       11,205        11,573        11,573             11,501
11/30/1993       11,288        11,652        11,652             11,554
12/31/1993       11,382        11,742        11,742             11,664
01/31/1994       11,621        11,981        11,981             11,910
02/28/1994       11,615        11,969        11,969             11,820
03/31/1994       11,264        11,601        11,601             11,438
04/30/1994       11,163        11,489        11,489             11,302
05/31/1994       11,241        11,562        11,562             11,258
06/30/1994       11,253        11,567        11,567             11,299
07/31/1994       11,356        11,666        11,666             11,383
08/31/1994       11,448        11,753        11,753             11,459
09/30/1994       11,523        11,824        11,824             11,452
10/31/1994       11,526        11,819        11,819             11,481
11/30/1994       11,476        11,761        11,761             11,389
12/31/1994       11,610        11,892        11,892             11,523
01/31/1995       11,721        11,997        11,997             11,699
02/28/1995       12,038        12,315        12,315             12,062
03/31/1995       12,211        12,484        12,484             12,224
04/30/1995       12,473        12,746        12,746             12,506
05/31/1995       12,831        13,104        13,104             12,904
06/30/1995       12,932        13,200        13,200             13,009
07/31/1995       13,102        13,365        13,365             13,138
08/31/1995       13,199        13,456        13,456             13,240
09/30/1995       13,380        13,634        13,634             13,394
10/31/1995       13,571        13,822        13,822             13,510
11/30/1995       13,732        13,978        13,978             13,646
12/31/1995       13,960        14,202        14,202             13,866
01/31/1996       14,182        14,419        14,419             14,070
02/29/1996       14,194        14,422        14,422             14,070
03/31/1996       14,077        14,295        14,295             14,025
04/30/1996       14,135        14,345        14,345             14,021
05/31/1996       14,179        14,381        14,381             14,112
06/30/1996       14,233        14,427        14,427             14,204
07/31/1996       14,355        14,542        14,542             14,295
08/31/1996       14,585        14,766        14,766             14,437
09/30/1996       14,920        15,097        15,097             14,760
10/31/1996       15,065        15,236        15,236             14,942
11/30/1996       15,387        15,554        15,554             15,242
12/31/1996       15,537        15,696        15,696             15,355
01/31/1997       15,692        15,837        15,842             15,472
02/28/1997       15,929        16,067        16,071             15,682
03/31/1997       15,715        15,842        15,846             15,468
04/30/1997       15,879        15,997        16,002             15,659
05/31/1997       16,236        16,346        16,351             16,001
06/30/1997       16,472        16,573        16,578             16,243
07/31/1997       16,892        16,984        16,989             16,685
08/31/1997       16,882        16,962        16,967             16,656
09/30/1997       17,160        17,232        17,237             16,927
10/31/1997       17,172        17,232        17,237             16,999
11/30/1997       17,332        17,381        17,387             17,150
12/31/1997       17,522        17,562        17,567             17,323
01/31/1998       17,819        17,847        17,852             17,579
02/28/1998       17,909        17,927        17,932             17,662
03/31/1998       18,044        18,051        18,056             17,815
04/30/1998       18,083        18,080        18,085             17,885
05/31/1998       18,170        18,156        18,161             18,019
06/30/1998       18,299        18,272        18,279             18,118
07/31/1998       18,488        18,447        18,454             18,231
08/31/1998       17,741        17,691        17,698             17,418
09/30/1998       17,961        17,898        17,905             17,532
10/31/1998       17,778        17,705        17,712             17,190
11/30/1998       18,523        18,436        18,443             17,997
12/31/1998       18,597        18,497        18,504             17,991
01/31/1999       18,836        18,724        18,731             18,190
02/28/1999       18,676        18,554        18,561             18,069
03/31/1999       18,826        18,689        18,697             18,271
04/30/1999       19,135        18,984        18,992             18,537
05/31/1999       18,763        18,605        18,612             18,354
06/30/1999       18,754        18,584        18,592             18,314
07/31/1999       18,799        18,618        18,625             18,337
08/31/1999       18,720        18,528        18,536             18,176
09/30/1999       18,726        18,523        18,530             18,152
10/31/1999       18,698        18,484        18,491             18,083
11/30/1999       18,950        18,722        18,730             18,298
12/31/1999       19,043        18,803        18,810             18,438
01/31/2000       18,951        18,713        18,709             18,350
02/29/2000       18,991        18,752        18,739             18,356
03/31/2000       18,608        18,373        18,347             18,071
04/30/2000       18,643        18,408        18,371             18,088
05/31/2000       18,544        18,310        18,262             17,896
06/30/2000       18,893        18,655        18,595             18,288
07/31/2000       19,036        18,796        18,725             18,378
08/31/2000       19,305        19,061        18,978             18,588
09/30/2000       19,241        18,999        18,902             18,422
10/31/2000       18,843        18,605        18,499             17,881
11/30/2000       18,481        18,248        18,133             17,250
12/31/2000       18,880        18,642        18,514             17,717
01/31/2001       19,652        19,405        19,260             18,823
02/28/2001       19,855        19,605        19,447             19,056
03/31/2001       19,617        19,369        19,200             18,710
04/30/2001       19,465        19,220        19,040             18,517
05/31/2001       19,682        19,433        19,240             18,803
06/30/2001       19,369        19,125        18,921             18,365
07/31/2001       19,665        19,417        19,197             18,636
08/31/2001       19,828        19,578        19,343             18,799
09/30/2001       19,027        18,787        18,552             17,666
10/31/2001       19,444        19,199        18,945             18,236
11/30/2001       19,784        19,535        19,265             18,831
12/31/2001       19,746        19,498        19,217             18,679
01/31/2002       19,782        19,533        19,240             18,772
02/28/2002       19,584        19,337        19,036             18,609
03/31/2002       19,749        19,500        19,185             19,017
04/30/2002       19,921        19,669        19,340             19,273
05/31/2002       19,753        19,504        19,164             19,244
06/30/2002       18,760        18,523        18,189             18,205
07/31/2002       17,677        17,454        17,128             17,559
08/31/2002       18,393        18,161        17,810             18,058
09/30/2002       17,937        17,711        17,358             17,819
10/31/2002       18,071        17,844        17,477             17,655
11/30/2002       19,181        18,939        18,538             18,681
12/31/2002       19,505        19,259        18,839             18,884
01/31/2003       19,989        19,737        19,293             19,299
02/28/2003       20,283        20,027        19,565             19,524
03/31/2003       20,776        20,514        20,028             19,963
04/30/2003       21,817        21,542        21,020             20,920
05/31/2003       22,030        21,753        21,211             21,061
06/30/2003       22,458        22,175        21,610             21,597
07/31/2003       21,946        21,669        21,104             21,256
08/31/2003       22,292        22,011        21,423             21,492
09/30/2003       22,783        22,496        21,881             22,033
10/31/2003       23,188        22,896        22,255             22,434
11/30/2003       23,404        23,109        22,451             22,719
12/31/2003       24,034        23,731        23,042             23,205
01/31/2004       24,233        23,928        23,217             23,505
02/29/2004       24,112        23,808        23,087             23,556
03/31/2004       24,230        23,925        23,186             23,765
04/30/2004       23,995        23,693        22,947             23,564
05/31/2004       23,654        23,356        22,608             23,186
06/30/2004       23,933        23,632        22,861             23,480
07/31/2004       24,304        23,998        23,199             23,850
08/31/2004       24,800        24,488        23,659             24,293
09/30/2004       25,165        24,848        23,992             24,621
10/31/2004       25,663        25,340        24,453             25,055
11/30/2004       25,822        25,497        24,590             25,208
12/31/2004       26,202        25,872        24,934             25,510
01/31/2005       26,202        25,872        24,919             25,529
02/28/2005       26,571        26,236        25,255             25,876
03/31/2005       25,894        25,567        24,596             25,183
04/30/2005       25,718        25,393        24,414             25,044
05/31/2005       26,312        25,980        24,964             25,500
06/30/2005       26,725        26,388        25,338             25,902
07/31/2005       27,043        26,702        25,624             26,207
08/31/2005       27,197        26,854        25,755             26,322
09/30/2005       26,998        26,658        25,552             26,122
10/31/2005       26,804        26,467        25,353             25,915
11/30/2005       27,022        26,681        25,543             26,126
12/31/2005       27,301        26,957        25,790             26,375
01/31/2006       27,646        27,298        26,101             26,661
02/28/2006       27,929        27,577        26,353             26,883
03/31/2006       27,951        27,599        26,355             26,952
04/30/2006       27,976        27,624        26,363             27,037
05/31/2006       27,814        27,464        26,194             26,962
06/30/2006       27,694        27,346        26,063             26,803
07/31/2006       27,960        27,609        26,298             27,037
08/31/2006       28,357        28,001        26,656             27,445
09/30/2006       28,720        28,359        26,981             27,799

Allocation Breakdown*

Corporate Bonds & Notes	84.3%
Short-Term Instruments	5.9%
Foreign Currency-Denominated Issues	4.6%
Bank Loan Obligations	3.2%
Convertible Bonds & Notes	1.2%
Other	0.8%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,027.52	$1,023.74	$1,023.71	$1,020.56	$1,016.75	$1,016.75
Expenses Paid During Period†	$4.57	$8.42	$8.42	$4.56	$8.39	$8.39

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund	Class A:	PBDAX
	Class C:	PBDCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities.

•	Above-index duration was positive for the Fund as U.S. interest rates fell during the second half of the six-month period.

•	An emphasis on BBB-rated issues detracted from relative performance as higher-quality securities outperformed. However, a small allocation to below investment-grade names added to returns as high-yield bonds outperformed high-grade credits.

•	An overweight to energy detracted from relative performance due to negative sentiment towards this industry soured while the market focused on the comfortable supply situation.

•	Below-index exposure to consumer cyclicals benefited the Fund, particularly in the third quarter of 2006, as fears of a slowing consumer economy weighed upon the sector.

•	An overweight allocation to natural gas detracted from relative performance, especially in the second quarter of 2006, as unseasonably warm weather lowered earnings.

•	An above-index position in electric utility companies contributed to relative performance as these firms benefited from strengthened balance sheets and efficient operations.

•	An underweight of consumer non-cyclicals detracted from relative performance, as this sector remained relatively insulated from the risk of an economic downturn.

•	An above-index emphasis on banking contributed to relative performance as these entities performed well following an increase in fee income as a percentage of total revenue.

•	An overweight of communication companies detracted from relative returns as wireless and wireline firms faced intense competition and high levels of event risk.

•	An underweight allocation to securities of emerging market sovereigns detracted from relative performance as these securities benefited from declining interest rates in the U.S. and rating upgrades, which reflected continued fundamental strength.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Class A	3.74%	3.22%	6.46%	—	7.87%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-0.18%	-0.67%	5.64%	—	7.23%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	2.36%	1.47%	5.66%	—	7.06%
Lehman Brothers Credit Investment Grade Index	4.10%	3.39%	5.80%	—	7.37%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	—	5.91%

* Cumulative return.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

              PIMCO Investment       PIMCO Investment
              Grade Corporate       Grade Corporate
                 Bond Fund             Bond Fund         Lehman Brothers Credit
                  Class A               Class C          Investment Grade Index
             ------------------    -----------------     ----------------------
04/30/2000       $ 9,625               $10,000                  $10,000
05/31/2000         9,650                10,019                    9,963
06/30/2000         9,865                10,236                   10,213
07/31/2000         9,969                10,338                   10,337
08/31/2000        10,120                10,488                   10,471
09/30/2000        10,181                10,544                   10,527
10/31/2000        10,216                10,574                   10,537
11/30/2000        10,419                10,778                   10,674
12/31/2000        10,683                11,044                   10,881
01/31/2001        10,829                11,188                   11,179
02/28/2001        11,005                11,364                   11,277
03/31/2001        11,029                11,381                   11,346
04/30/2001        10,903                11,245                   11,306
05/31/2001        10,997                11,335                   11,410
06/30/2001        11,006                11,338                   11,467
07/31/2001        11,404                11,741                   11,766
08/31/2001        11,602                11,937                   11,924
09/30/2001        11,454                11,777                   11,906
10/31/2001        11,686                12,008                   12,201
11/30/2001        11,634                11,946                   12,095
12/31/2001        11,606                11,909                   12,012
01/31/2002        11,652                11,950                   12,114
02/28/2002        11,755                12,048                   12,206
03/31/2002        11,682                11,966                   11,980
04/30/2002        11,890                12,172                   12,146
05/31/2002        11,931                12,207                   12,307
06/30/2002        11,966                12,235                   12,327
07/31/2002        11,851                12,110                   12,321
08/31/2002        12,309                12,571                   12,640
09/30/2002        12,267                12,520                   12,880
10/31/2002        12,354                12,600                   12,731
11/30/2002        12,529                12,772                   12,896
12/31/2002        12,884                13,124                   13,276
01/31/2003        12,971                13,206                   13,319
02/28/2003        13,213                13,445                   13,585
03/31/2003        13,248                13,472                   13,595
04/30/2003        13,593                13,812                   13,847
05/31/2003        14,047                14,265                   14,283
06/30/2003        14,012                14,221                   14,248
07/31/2003        13,324                13,514                   13,641
08/31/2003        13,466                13,651                   13,748
09/30/2003        13,952                14,134                   14,228
10/31/2003        13,866                14,037                   14,076
11/30/2003        13,949                14,112                   14,141
12/31/2003        14,164                14,321                   14,298
01/31/2004        14,304                14,455                   14,443
02/29/2004        14,476                14,619                   14,624
03/31/2004        14,628                14,764                   14,766
04/30/2004        14,173                14,295                   14,301
05/31/2004        14,035                14,147                   14,200
06/30/2004        14,104                14,208                   14,260
07/31/2004        14,273                14,370                   14,436
08/31/2004        14,633                14,719                   14,777
09/30/2004        14,718                14,797                   14,860
10/31/2004        14,889                14,959                   15,004
11/30/2004        14,767                14,827                   14,853
12/31/2004        14,951                15,002                   15,047
01/31/2005        15,050                15,092                   15,166
02/28/2005        14,966                14,998                   15,077
03/31/2005        14,771                14,794                   14,889
04/30/2005        14,963                14,976                   15,089
05/31/2005        15,182                15,186                   15,300
06/30/2005        15,317                15,311                   15,422
07/31/2005        15,168                15,153                   15,267
08/31/2005        15,405                15,380                   15,499
09/30/2005        15,167                15,134                   15,267
10/31/2005        14,985                14,943                   15,100
11/30/2005        15,080                15,029                   15,192
12/31/2005        15,267                15,204                   15,342
01/31/2006        15,249                15,178                   15,311
02/28/2006        15,313                15,233                   15,378
03/31/2006        15,091                15,002                   15,162
04/30/2006        15,053                14,955                   15,106
05/31/2006        15,005                14,897                   15,080
06/30/2006        14,973                14,857                   15,103
07/31/2006        15,207                15,080                   15,325
08/31/2006        15,507                15,368                   15,609
09/30/2006        15,656                15,505                   15,783

Allocation Breakdown*

Banking & Finance	30.3%
Industrials	25.0%
Utilities	16.8%
Short-Term Instruments	14.9%
U.S. Government Agencies	7.5%
Other	5.5%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,037.45	$1,033.56	$1,020.56	$1,016.80
Expenses Paid During Period†	$4.60	$8.41	$4.56	$8.34

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Class A, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	15

PIMCO Long-Term U.S. Government Fund	Class A:	PFGAX
	Class B:	PFGBX
	Class C:	PFGCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

•	Above-Index duration positively affected the performance of the Fund versus its benchmark, the Lehman Brothers Long-Term Treasury Index, as the level of interest rates decreased across almost all maturities over the six-month reporting period.

•	The Fund’s emphasis on zero- to one-year maturities detracted from relative performance because the rates in this segment of the yield curve rose throughout the six-month period.

•	Over the six-month period, an allocation to interest rate swaps contributed to performance relative to the benchmark as swap spreads narrowed, especially in the 15+ years maturity buckets.

•	An out-of-benchmark allocation to long Treasury Inflation-Protected Securities (“TIPS”) negatively affected performance of the Fund versus its benchmark over the reporting period, as long TIPS underperformed like-duration Treasuries. Long nominal yields fell more than long real yields over the six-month reporting period.

•	An out-of-benchmark allocation to long Agency debentures contributed to performance relative to the benchmark, as these outperformed like-duration Treasuries over the six-month period.

•	Modest exposure to long corporates during the first three months of the six-month reporting period slightly detracted from performance relative to the benchmark, as long corporates underperformed like-duration Treasuries during the second quarter of 2006.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)**
PIMCO Long-Term U.S. Government Fund Class A	4.66%	1.37%	6.05%	8.06%	9.29%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	0.74%	-2.43%	5.24%	7.56%	8.96%
PIMCO Long-Term U.S. Government Fund Class B	4.28%	0.62%	5.26%	7.48%	8.92%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	0.78%	-2.78%	5.18%	7.48%	8.92%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	3.28%	-0.36%	5.25%	7.25%	8.49%
Lehman Brothers Long-Term Treasury Index	5.16%	2.45%	6.41%	8.10%	8.84%
Lipper General U.S. Government Fund Average	3.12%	2.29%	3.50%	5.29%	6.00%

* Cumulative return.

** The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO            PIMCO             PIMCO
               Long-Term        Long-Term         Long-Term    Lehman Brothers
            U.S. Government  U.S. Government   U.S. Government    Long-Term
              Fund Class A     Fund Class B      Fund Class C   Treasury Index
            ---------------  ---------------   --------------- ---------------
06/30/1991    $ 9,625         $10,000          $10,000            $10,000
07/31/1991      9,754          10,128           10,128             10,149
08/31/1991     10,130          10,511           10,511             10,499
09/30/1991     10,467          10,855           10,855             10,830
10/31/1991     10,517          10,900           10,900             10,854
11/30/1991     10,655          11,037           11,037             10,914
12/31/1991     11,354          11,755           11,755             11,565
01/31/1992     11,030          11,413           11,413             11,202
02/29/1992     11,083          11,462           11,462             11,268
03/31/1992     11,044          11,416           11,416             11,144
04/30/1992     10,987          11,350           11,350             11,133
05/31/1992     11,376          11,745           11,745             11,442
06/30/1992     11,537          11,906           11,906             11,608
07/31/1992     12,080          12,458           12,458             12,091
08/31/1992     12,319          12,697           12,697             12,175
09/30/1992     12,533          12,911           12,911             12,367
10/31/1992     12,219          12,579           12,579             12,107
11/30/1992     12,343          12,701           12,701             12,153
12/31/1992     12,665          13,025           13,025             12,486
01/31/1993     13,000          13,361           13,361             12,842
02/28/1993     13,518          13,886           13,886             13,271
03/31/1993     13,587          13,948           13,948             13,304
04/30/1993     13,689          14,046           14,046             13,407
05/31/1993     13,739          14,088           14,088             13,451
06/30/1993     14,416          14,776           14,776             14,020
07/31/1993     14,622          14,978           14,978             14,246
08/31/1993     15,176          15,538           15,538             14,818
09/30/1993     15,222          15,577           15,577             14,870
10/31/1993     15,296          15,644           15,644             14,977
11/30/1993     14,877          15,208           15,208             14,594
12/31/1993     14,972          15,296           15,296             14,640
01/31/1994     15,311          15,632           15,632             14,992
02/28/1994     14,708          15,009           15,009             14,377
03/31/1994     14,105          14,383           14,383             13,746
04/30/1994     13,859          14,124           14,124             13,584
05/31/1994     13,811          14,066           14,066             13,494
06/30/1994     13,726          13,972           13,972             13,366
07/31/1994     14,063          14,304           14,304             13,819
08/31/1994     14,089          14,321           14,321             13,717
09/30/1994     13,646          13,860           13,860             13,285
10/31/1994     13,551          13,755           13,755             13,238
11/30/1994     13,505          13,700           13,700             13,316
12/31/1994     13,809          13,999           13,999             13,521
01/31/1995     14,165          14,350           14,350             13,869
02/28/1995     14,651          14,833           14,833             14,263
03/31/1995     14,817          14,992           14,992             14,385
04/30/1995     15,066          15,235           15,235             14,641
05/31/1995     16,215          16,387           16,387             15,764
06/30/1995     16,395          16,561           16,561             15,947
07/31/1995     16,107          16,259           16,259             15,692
08/31/1995     16,466          16,612           16,612             16,041
09/30/1995     16,817          16,956           16,956             16,336
10/31/1995     17,225          17,359           17,359             16,793
11/30/1995     17,644          17,771           17,771             17,213
12/31/1995     18,101          18,220           18,220             17,671
01/31/1996     18,124          18,233           18,233             17,671
02/29/1996     17,274          17,369           17,369             16,817
03/31/1996     16,951          17,034           17,034             16,483
04/30/1996     16,570          16,640           16,640             16,207
05/31/1996     16,587          16,645           16,645             16,123
06/30/1996     16,915          16,963           16,963             16,467
07/31/1996     16,854          16,892           16,892             16,473
08/31/1996     16,731          16,758           16,758             16,267
09/30/1996     17,191          17,208           17,208             16,716
10/31/1996     17,923          17,929           17,929             17,373
11/30/1996     18,592          18,587           18,587             17,953
12/31/1996     18,159          18,142           18,142             17,517
01/31/1997     18,064          18,026           18,043             17,393
02/28/1997     18,101          18,050           18,068             17,400
03/31/1997     17,644          17,586           17,602             16,954
04/30/1997     18,038          17,966           17,980             17,363
05/31/1997     18,245          18,161           18,176             17,557
06/30/1997     18,599          18,503           18,518             17,896
07/31/1997     19,626          19,513           19,527             18,947
08/31/1997     19,125          19,002           19,017             18,420
09/30/1997     19,619          19,481           19,497             18,927
10/31/1997     20,280          20,124           20,140             19,564
11/30/1997     20,467          20,295           20,313             19,825
12/31/1997     20,810          20,621           20,640             20,158
01/31/1998     21,191          20,984           21,003             20,567
02/28/1998     21,041          20,823           20,842             20,419
03/31/1998     21,136          20,904           20,923             20,462
04/30/1998     21,250          21,004           21,023             20,537
05/31/1998     21,656          21,393           21,412             20,930
06/30/1998     22,156          21,874           21,892             21,415
07/31/1998     22,134          21,852           21,855             21,325
08/31/1998     23,061          22,768           22,757             22,287
09/30/1998     23,988          23,683           23,643             23,103
10/31/1998     23,331          23,034           22,981             22,754
11/30/1998     23,412          23,115           23,043             22,929
12/31/1998     23,520          23,221           23,133             22,881
01/31/1999     23,692          23,391           23,290             23,087
02/28/1999     22,612          22,324           22,214             21,951
03/31/1999     22,697          22,409           22,285             21,900
04/30/1999     22,725          22,436           22,296             21,931
05/31/1999     22,309          22,025           21,875             21,587
06/30/1999     22,095          21,814           21,652             21,358
07/31/1999     21,960          21,681           21,504             21,255
08/31/1999     21,782          21,505           21,317             21,173
09/30/1999     22,000          21,720           21,518             21,329
10/31/1999     22,039          21,759           21,544             21,342
11/30/1999     21,892          21,614           21,386             21,197
12/31/1999     21,557          21,283           21,044             20,881
01/31/2000     21,647          21,372           21,122             21,180
02/29/2000     22,295          22,011           21,741             21,819
03/31/2000     22,890          22,599           22,306             22,566
04/30/2000     22,755          22,466           22,161             22,385
05/31/2000     22,625          22,338           22,021             22,304
06/30/2000     23,311          23,014           22,675             22,788
07/31/2000     23,723          23,422           23,063             23,180
08/31/2000     24,248          23,939           23,559             23,709
09/30/2000     23,959          23,655           23,265             23,422
10/31/2000     24,373          24,064           23,653             23,787
11/30/2000     25,173          24,853           24,412             24,539
12/31/2000     25,843          25,514           25,045             25,116
01/31/2001     25,985          25,654           25,165             25,158
02/28/2001     26,489          26,152           25,638             25,589
03/31/2001     26,338          26,003           25,479             25,461
04/30/2001     25,545          25,220           24,697             24,768
05/31/2001     25,680          25,354           24,810             24,800
06/30/2001     25,894          25,564           25,001             25,014
07/31/2001     26,991          26,648           26,047             25,944
08/31/2001     27,580          27,229           26,596             26,499
09/30/2001     27,834          27,480           26,828             26,698
10/31/2001     29,125          28,755           28,056             28,009
11/30/2001     27,844          27,490           26,805             26,677
12/31/2001     27,161          26,816           26,132             26,176
01/31/2002     27,778          27,425           26,710             26,514
02/28/2002     28,122          27,765           27,022             26,821
03/31/2002     26,893          26,552           25,822             25,738
04/30/2002     28,093          27,736           26,959             26,716
05/31/2002     28,236          27,877           27,080             26,798
06/30/2002     28,784          28,418           27,589             27,280
07/31/2002     29,647          29,271           28,397             28,120
08/31/2002     30,824          30,433           29,505             29,349
09/30/2002     32,005          31,598           30,617             30,572
10/31/2002     31,016          30,622           29,653             29,694
11/30/2002     30,697          30,307           29,329             29,365
12/31/2002     32,161          31,752           30,708             30,568
01/31/2003     31,936          31,530           30,475             30,465
02/28/2003     33,012          32,592           31,483             31,387
03/31/2003     32,609          32,195           31,080             30,992
04/30/2003     32,994          32,575           31,428             31,307
05/31/2003     34,660          34,220           32,994             33,067
06/30/2003     34,120          33,686           32,459             32,563
07/31/2003     31,062          30,668           29,531             29,651
08/31/2003     31,563          31,161           29,989             30,123
09/30/2003     33,434          33,009           31,749             31,692
10/31/2003     32,685          32,270           31,019             30,810
11/30/2003     32,826          32,409           31,134             30,959
12/31/2003     33,220          32,798           31,486             31,327
01/31/2004     33,735          33,306           31,952             31,865
02/29/2004     34,531          34,092           32,687             32,500
03/31/2004     35,118          34,671           33,219             32,993
04/30/2004     33,070          32,650           31,263             31,142
05/31/2004     32,680          32,265           30,875             30,989
06/30/2004     32,964          32,546           31,125             31,273
07/31/2004     33,647          33,219           31,751             31,801
08/31/2004     34,915          34,472           32,929             32,982
09/30/2004     35,107          34,661           33,090             33,260
10/31/2004     35,560          35,108           33,497             33,750
11/30/2004     34,696          34,255           32,663             32,998
12/31/2004     35,491          35,040           33,388             33,741
01/31/2005     36,183          35,723           34,019             34,592
02/28/2005     35,629          35,176           33,478             34,145
03/31/2005     35,387          34,937           33,230             33,917
04/30/2005     36,523          36,059           34,274             35,078
05/31/2005     37,465          36,989           35,138             35,988
06/30/2005     37,963          37,481           35,580             36,527
07/31/2005     36,897          36,428           34,559             35,569
08/31/2005     37,985          37,502           35,558             36,605
09/30/2005     36,827          36,359           34,449             35,554
10/31/2005     36,027          35,569           33,680             34,899
11/30/2005     36,273          35,812           33,890             35,117
12/31/2005     37,075          36,604           34,616             35,935
01/31/2006     36,741          36,274           34,283             35,606
02/28/2006     36,914          36,445           34,425             35,858
03/31/2006     35,667          35,214           33,240             34,635
04/30/2006     35,068          34,622           32,662             33,961
05/31/2006     34,991          34,546           32,567             33,963
06/30/2006     35,099          34,653           32,645             34,223
07/31/2006     35,843          35,388           33,321             34,879
08/31/2006     36,775          36,308           34,164             35,837
09/30/2006     37,334          36,860           34,663             36,423

Allocation Breakdown*

U.S. Treasury Obligations	47.8%
U.S. Government Agencies	28.7%
Asset-Backed Securities	6.8%
Short-Term Instruments	5.6%
Mortgage-Backed Securities	5.3%
Corporate Bonds & Notes	5.1%
Other	0.7%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,046.65	$1,042.76	$1,042.76	$1,020.66	$1,016.90	$1,016.90
Expenses Paid During Period†	$4.51	$8.35	$8.35	$4.46	$8.24	$8.24

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.875% for Class A, 1.625% for Class B, 1.625% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Low Duration Fund	Class A:	PTLAX
	Class B:	PTLBX
	Class C:	PTLCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Extending duration over the benchmark added to returns as yields decreased during the third quarter.

•	Broader-than-benchmark maturity structure detracted from performance as the Fund emphasized short maturities where yields increased the least.

•	An emphasis on mortgage-backed securities was positive for returns. While the sector lagged Treasuries on a like-duration basis, positive security selection added to performance.

•	Corporate bonds were positive for performance as this sector outperformed Treasuries, benefiting from continued strength in the economy and investors’ demand for higher yielding securities.

•	Minimal exposure to high-quality emerging markets was slightly positive for performance as the sector rebounded after a sell-off early in the period, boosted by continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from relative returns. These positions underperformed comparable U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class A	2.54%	3.06%	3.01%	4.90%	6.29%
PIMCO Low Duration Fund Class A (adjusted)	0.23%	0.74%	2.55%	4.58%	6.12%
PIMCO Low Duration Fund Class B	2.16%	2.29%	2.25%	4.35%	6.00%
PIMCO Low Duration Fund Class B (adjusted)	-2.84%	-2.65%	1.89%	4.35%	6.00%
PIMCO Low Duration Fund Class C (adjusted)	1.28%	1.56%	2.50%	4.38%	5.76%
Merrill Lynch 1–3 Year Treasury Index	2.63%	3.74%	2.79%	4.79%	6.03%
Lipper Short Investment Grade Debt Fund Average	2.48%	3.59%	2.78%	4.46%	5.68%

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

               PIMCO Low      PIMCO Low       PIMCO Low      Merrill Lynch
             Duration Fund  Duration Fund   Duration Fund      1-3 Year
               Class A        Class B         Class C       Treasury Index
             -------------  -------------   -------------   --------------
05/31/1987    $ 9,775         $10,000        $10,000             $10,000
06/30/1987      9,862          10,083         10,085              10,109
07/31/1987      9,895          10,109         10,114              10,158
08/31/1987      9,889          10,097         10,104              10,167
09/30/1987      9,861          10,063         10,072              10,127
10/31/1987     10,017          10,215         10,227              10,351
11/30/1987     10,126          10,320         10,334              10,414
12/31/1987     10,182          10,370         10,387              10,480
01/31/1988     10,346          10,531         10,550              10,648
02/29/1988     10,417          10,598         10,619              10,735
03/31/1988     10,478          10,653         10,677              10,756
04/30/1988     10,518          10,687         10,713              10,772
05/31/1988     10,538          10,700         10,728              10,756
06/30/1988     10,633          10,788         10,821              10,868
07/31/1988     10,685          10,835         10,869              10,876
08/31/1988     10,724          10,867         10,904              10,899
09/30/1988     10,818          10,956         10,996              11,026
10/31/1988     10,914          11,046         11,088              11,136
11/30/1988     10,924          11,050         11,094              11,106
12/31/1988     10,968          11,087         11,134              11,132
01/31/1989     11,054          11,168         11,217              11,219
02/28/1989     11,068          11,175         11,226              11,219
03/31/1989     11,106          11,206         11,260              11,270
04/30/1989     11,233          11,327         11,384              11,443
05/31/1989     11,460          11,548         11,608              11,614
06/30/1989     11,705          11,788         11,852              11,831
07/31/1989     11,873          11,948         12,015              12,006
08/31/1989     11,813          11,882         11,950              11,932
09/30/1989     11,869          11,929         12,000              12,003
10/31/1989     12,021          12,075         12,149              12,184
11/30/1989     12,125          12,172         12,250              12,299
12/31/1989     12,182          12,222         12,303              12,348
01/31/1990     12,170          12,202         12,284              12,358
02/28/1990     12,249          12,274         12,359              12,416
03/31/1990     12,310          12,328         12,416              12,457
04/30/1990     12,298          12,308         12,399              12,482
05/31/1990     12,501          12,502         12,597              12,673
06/30/1990     12,631          12,625         12,723              12,806
07/31/1990     12,765          12,750         12,853              12,966
08/31/1990     12,785          12,761         12,867              13,005
09/30/1990     12,850          12,819         12,927              13,111
10/31/1990     12,939          12,898         13,010              13,255
11/30/1990     13,088          13,039         13,155              13,386
12/31/1990     13,224          13,167         13,286              13,548
01/31/1991     13,340          13,275         13,398              13,672
02/28/1991     13,442          13,367         13,494              13,754
03/31/1991     13,551          13,468         13,598              13,846
04/30/1991     13,711          13,619         13,753              13,977
05/31/1991     13,812          13,711         13,849              14,062
06/30/1991     13,895          13,785         13,927              14,119
07/31/1991     14,044          13,924         14,070              14,242
08/31/1991     14,239          14,110         14,260              14,437
09/30/1991     14,420          14,280         14,436              14,593
10/31/1991     14,539          14,390         14,550              14,750
11/30/1991     14,691          14,531         14,695              14,903
12/31/1991     14,931          14,761         14,930              15,131
01/31/1992     14,939          14,759         14,932              15,107
02/29/1992     15,008          14,818         14,995              15,160
03/31/1992     15,011          14,813         14,992              15,154
04/30/1992     15,111          14,903         15,086              15,293
05/31/1992     15,259          15,040         15,228              15,432
06/30/1992     15,397          15,166         15,359              15,590
07/31/1992     15,595          15,353         15,551              15,765
08/31/1992     15,694          15,440         15,643              15,903
09/30/1992     15,844          15,579         15,786              16,055
10/31/1992     15,844          15,568         15,780              15,959
11/30/1992     15,847          15,562         15,777              15,933
12/31/1992     16,007          15,710         15,930              16,084
01/31/1993     16,153          15,842         16,067              16,251
02/28/1993     16,339          16,015         16,245              16,390
03/31/1993     16,425          16,090         16,325              16,439
04/30/1993     16,498          16,151         16,390              16,541
05/31/1993     16,511          16,154         16,397              16,495
06/30/1993     16,669          16,300         16,548              16,616
07/31/1993     16,721          16,339         16,591              16,655
08/31/1993     16,878          16,483         16,740              16,800
09/30/1993     16,937          16,530         16,792              16,855
10/31/1993     17,047          16,628         16,894              16,888
11/30/1993     17,058          16,628         16,898              16,892
12/31/1993     17,172          16,728         17,002              16,954
01/31/1994     17,260          16,801         17,081              17,063
02/28/1994     17,178          16,714         16,995              16,954
03/31/1994     17,098          16,624         16,907              16,870
04/30/1994     17,034          16,552         16,838              16,810
05/31/1994     17,009          16,517         16,806              16,834
06/30/1994     17,038          16,546         16,827              16,884
07/31/1994     17,189          16,693         16,970              17,029
08/31/1994     17,256          16,758         17,028              17,089
09/30/1994     17,224          16,726         16,989              17,050
10/31/1994     17,215          16,718         16,974              17,088
11/30/1994     17,212          16,714         16,964              17,012
12/31/1994     17,196          16,699         16,942              17,050
01/31/1995     17,349          16,848         17,086              17,288
02/28/1995     17,561          17,053         17,287              17,525
03/31/1995     17,626          17,117         17,344              17,623
04/30/1995     17,841          17,325         17,547              17,780
05/31/1995     18,158          17,634         17,852              18,091
06/30/1995     18,246          17,718         17,931              18,188
07/31/1995     18,246          17,718         17,924              18,263
08/31/1995     18,437          17,904         18,105              18,372
09/30/1995     18,596          18,058         18,253              18,461
10/31/1995     18,728          18,187         18,376              18,617
11/30/1995     18,939          18,392         18,576              18,782
12/31/1995     19,157          18,604         18,782              18,926
01/31/1996     19,291          18,734         18,906              19,087
02/29/1996     19,160          18,607         18,770              19,006
03/31/1996     19,145          18,592         18,747              18,989
04/30/1996     19,145          18,592         18,740              19,005
05/31/1996     19,156          18,603         18,744              19,044
06/30/1996     19,344          18,785         18,920              19,181
07/31/1996     19,402          18,841         18,969              19,256
08/31/1996     19,491          18,928         19,047              19,323
09/30/1996     19,760          19,189         19,302              19,498
10/31/1996     20,037          19,458         19,565              19,717
11/30/1996     20,299          19,713         19,813              19,868
12/31/1996     20,236          19,652         19,744              19,868
01/31/1997     20,398          19,809         19,896              19,962
02/28/1997     20,474          19,882         19,961              20,007
03/31/1997     20,384          19,795         19,866              20,000
04/30/1997     20,624          20,028         20,092              20,163
05/31/1997     20,789          20,189         20,245              20,301
06/30/1997     20,945          20,340         20,388              20,440
07/31/1997     21,276          20,661         20,700              20,665
08/31/1997     21,257          20,643         20,671              20,684
09/30/1997     21,435          20,816         20,837              20,841
10/31/1997     21,586          20,962         20,976              20,996
11/30/1997     21,642          21,016         21,029              21,047
12/31/1997     21,800          21,170         21,176              21,191
01/31/1998     21,959          21,324         21,320              21,396
02/28/1998     22,027          21,390         21,378              21,415
03/31/1998     22,113          21,474         21,452              21,502
04/30/1998     22,225          21,583         21,553              21,603
05/31/1998     22,359          21,713         21,674              21,718
06/30/1998     22,406          21,759         21,709              21,831
07/31/1998     22,504          21,854         21,793              21,933
08/31/1998     22,585          21,933         21,863              22,209
09/30/1998     23,037          22,372         22,291              22,503
10/31/1998     22,993          22,329         22,240              22,613
11/30/1998     23,120          22,452         22,354              22,594
12/31/1998     23,254          22,582         22,472              22,673
01/31/1999     23,349          22,675         22,555              22,763
02/28/1999     23,218          22,548         22,420              22,652
03/31/1999     23,409          22,733         22,595              22,810
04/30/1999     23,524          22,844         22,694              22,883
05/31/1999     23,441          22,764         22,606              22,868
06/30/1999     23,446          22,769         22,599              22,940
07/31/1999     23,439          22,762         22,583              23,012
08/31/1999     23,446          22,769         22,581              23,079
09/30/1999     23,612          22,930         22,732              23,229
10/31/1999     23,702          23,017         22,809              23,291
11/30/1999     23,795          23,107         22,889              23,335
12/31/1999     23,830          23,142         22,914              23,368
01/31/2000     23,792          23,105         22,871              23,359
02/29/2000     23,956          23,264         23,020              23,515
03/31/2000     24,124          23,427         23,169              23,661
04/30/2000     24,170          23,472         23,204              23,722
05/31/2000     24,235          23,535         23,257              23,820
06/30/2000     24,519          23,810         23,520              24,067
07/31/2000     24,658          23,946         23,645              24,219
08/31/2000     24,925          24,205         23,891              24,398
09/30/2000     25,042          24,318         23,993              24,573
10/31/2000     25,034          24,311         23,977              24,705
11/30/2000     25,222          24,493         24,147              24,939
12/31/2000     25,547          24,809         24,449              25,236
01/31/2001     25,954          25,204         24,828              25,552
02/28/2001     26,073          25,320         24,934              25,718
03/31/2001     26,279          25,520         25,121              25,933
04/30/2001     26,347          25,586         25,177              26,002
05/31/2001     26,550          25,783         25,360              26,149
06/30/2001     26,609          25,840         25,406              26,238
07/31/2001     27,053          26,271         25,820              26,532
08/31/2001     27,207          26,421         25,957              26,685
09/30/2001     27,468          26,675         26,196              27,124
10/31/2001     27,814          27,011         26,515              27,380
11/30/2001     27,520          26,725         26,224              27,321
12/31/2001     27,456          26,663         26,153              27,331
01/31/2002     27,706          26,906         26,383              27,386
02/28/2002     27,922          27,116         26,578              27,519
03/31/2002     27,699          26,899         26,355              27,333
04/30/2002     28,062          27,251         26,690              27,638
05/31/2002     28,236          27,420         26,842              27,749
06/30/2002     28,323          27,505         26,914              27,982
07/31/2002     28,439          27,618         27,014              28,323
08/31/2002     28,718          27,889         27,265              28,420
09/30/2002     28,873          28,039         27,402              28,655
10/31/2002     29,012          28,174         27,519              28,720
11/30/2002     29,096          28,255         27,588              28,634
12/31/2002     29,425          28,575         27,886              28,903
01/31/2003     29,498          28,646         27,950              28,900
02/28/2003     29,740          28,881         28,166              29,020
03/31/2003     29,800          28,939         28,208              29,073
04/30/2003     29,946          29,081         28,335              29,128
05/31/2003     30,089          29,220         28,457              29,237
06/30/2003     30,168          29,296         28,519              29,282
07/31/2003     29,667          28,810         28,031              29,122
08/31/2003     29,783          28,922         28,127              29,142
09/30/2003     30,128          29,258         28,445              29,406
10/31/2003     29,986          29,120         28,297              29,297
11/30/2003     30,010          29,143         28,308              29,282
12/31/2003     30,160          29,289         28,435              29,452
01/31/2004     30,254          29,380         28,512              29,512
02/29/2004     30,405          29,527         28,643              29,653
03/31/2004     30,475          29,595         28,698              29,746
04/30/2004     30,225          29,352         28,451              29,459
05/31/2004     30,204          29,332         28,420              29,431
06/30/2004     30,243          29,370         28,445              29,429
07/31/2004     30,379          29,502         28,562              29,536
08/31/2004     30,629          29,744         28,785              29,740
09/30/2004     30,601          29,717         28,747              29,714
10/31/2004     30,733          29,845         28,859              29,804
11/30/2004     30,662          29,776         28,779              29,657
12/31/2004     30,736          29,848         28,836              29,719
01/31/2005     30,693          29,806         28,784              29,709
02/28/2005     30,640          29,755         28,724              29,641
03/31/2005     30,607          29,722         28,681              29,643
04/30/2005     30,796          29,907         28,847              29,809
05/31/2005     30,895          30,002         28,928              29,921
06/30/2005     30,935          30,041         28,954              29,980
07/31/2005     30,858          29,966         28,867              29,895
08/31/2005     31,058          30,161         29,043              30,081
09/30/2005     30,928          30,034         28,909              30,006
10/31/2005     30,856          29,965         28,831              30,003
11/30/2005     30,914          30,021         28,874              30,099
12/31/2005     31,069          30,171         29,005              30,214
01/31/2006     31,132          30,233         29,052              30,265
02/28/2006     31,163          30,262         29,070              30,289
03/31/2006     31,085          30,187         28,984              30,331
04/30/2006     31,216          30,314         29,094              30,426
05/31/2006     31,225          30,323         29,091              30,472
06/30/2006     31,175          30,274         29,033              30,528
07/31/2006     31,465          30,556         29,291              30,752
08/31/2006     31,729          30,813         29,525              30,968
09/30/2006     31,872          30,952         29,646              31,129

Allocation Breakdown*

Short-Term Instruments	40.7%
U.S. Government Agencies	25.5%
Corporate Bonds & Notes	14.6%
Mortgage-Backed Securities	13.5%
Asset-Backed Securities	4.3%
Other	1.4%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,025.37	$1,021.57	$1,022.84	$1,020.81	$1,017.05	$1,018.30
Expenses Paid During Period†	$4.32	$8.11	$6.85	$4.31	$8.09	$6.83

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	17

PIMCO Money Market Fund	Class A:	PYAXX
	Class B:	PYCXX
	Class C:	PKCXX

Portfolio Insights

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund, which has an Aaa money market fund rating by Moody’s, emphasizes high-quality commercial paper and shorter-term agency discount notes due to demand for high liquidity, attractive yields, and limited credit risk.

•	High-quality (A1/P1) commercial paper yields increased about 0.35% to approximately 5.25%, which was slightly less than the 0.50% increase in the Federal Reserve target rate.

•	High-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries increased by about 0.10% to approximately 0.45% on September 30, 2006.

•	U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to attractive yields, modest interest rate sensitivity, and limited credit risk.

•	Certificates of deposit, issued by high-rated (AA) banks, provided incremental yield relative to high-quality (A1/P1) commercial paper.

Average Annual Total Return for the period ended September 30, 2006
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)**
PIMCO Money Market Fund Class A	4.96%	4.94%	2.30%	4.18%	1.80%	3.38%	3.68%
PIMCO Money Market Fund Class B	4.56%	4.54%	2.11%	3.79%	1.26%	2.80%	3.26%
Citigroup 3-Month Treasury Bill Index	—	—	2.41%	4.41%	2.22%	3.68%	3.98%
Lipper Money Market Fund Average	—	—	2.13%	3.83%	1.59%	3.25%	3.64%

* Cumulative return.

** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

             PIMCO Money      PIMCO Money     PIMCO Money
             Market Fund      Market Fund     Market Fund     Citigroup 3-Month
               Class A          Class B         Class C      Treasury Bill Index
             -----------      -----------     -----------    -------------------
02/28/1991     $10,000          $10,000         $10,000            $10,000
03/31/1991      10,048           10,041          10,048             10,000
04/30/1991      10,096           10,081          10,096             10,000
05/31/1991      10,146           10,122          10,146             10,149
06/30/1991      10,189           10,158          10,189             10,196
07/31/1991      10,234           10,196          10,234             10,245
08/31/1991      10,280           10,233          10,280             10,293
09/30/1991      10,322           10,267          10,322             10,339
10/31/1991      10,363           10,299          10,363             10,384
11/30/1991      10,402           10,330          10,402             10,426
12/31/1991      10,451           10,370          10,451             10,465
01/31/1992      10,485           10,396          10,485             10,501
02/29/1992      10,515           10,418          10,515             10,534
03/31/1992      10,546           10,441          10,546             10,569
04/30/1992      10,577           10,463          10,577             10,604
05/31/1992      10,606           10,484          10,606             10,639
06/30/1992      10,635           10,503          10,635             10,671
07/31/1992      10,664           10,523          10,664             10,703
08/31/1992      10,688           10,539          10,688             10,734
09/30/1992      10,712           10,554          10,712             10,760
10/31/1992      10,735           10,570          10,735             10,788
11/30/1992      10,758           10,584          10,758             10,815
12/31/1992      10,785           10,602          10,785             10,844
01/31/1993      10,806           10,615          10,806             10,872
02/28/1993      10,827           10,629          10,827             10,898
03/31/1993      10,852           10,645          10,852             10,925
04/30/1993      10,874           10,659          10,874             10,952
05/31/1993      10,893           10,671          10,893             10,980
06/30/1993      10,917           10,687          10,917             11,007
07/31/1993      10,940           10,701          10,940             11,036
08/31/1993      10,964           10,717          10,964             11,065
09/30/1993      10,987           10,730          10,987             11,092
10/31/1993      11,011           10,746          11,011             11,121
11/30/1993      11,036           10,762          11,036             11,149
12/31/1993      11,059           10,776          11,059             11,178
01/31/1994      11,083           10,791          11,083             11,208
02/28/1994      11,104           10,805          11,104             11,235
03/31/1994      11,130           10,821          11,130             11,267
04/30/1994      11,155           10,838          11,155             11,300
05/31/1994      11,186           10,860          11,186             11,338
06/30/1994      11,219           10,884          11,219             11,376
07/31/1994      11,253           10,908          11,253             11,417
08/31/1994      11,293           10,938          11,293             11,460
09/30/1994      11,330           10,966          11,330             11,503
10/31/1994      11,372           10,997          11,372             11,550
11/30/1994      11,417           11,032          11,417             11,599
12/31/1994      11,466           11,070          11,466             11,653
01/31/1995      11,520           11,113          11,520             11,707
02/28/1995      11,568           11,152          11,568             11,758
03/31/1995      11,620           11,195          11,620             11,816
04/30/1995      11,669           11,234          11,669             11,873
05/31/1995      11,726           11,281          11,726             11,932
06/30/1995      11,779           11,324          11,779             11,988
07/31/1995      11,832           11,366          11,832             12,046
08/31/1995      11,884           11,408          11,884             12,103
09/30/1995      11,933           11,445          11,933             12,157
10/31/1995      11,986           11,489          11,986             12,213
11/30/1995      12,073           11,562          12,073             12,267
12/31/1995      12,131           11,609          12,131             12,323
01/31/1996      12,184           11,650          12,184             12,379
02/29/1996      12,234           11,690          12,234             12,429
03/31/1996      12,283           11,729          12,283             12,482
04/30/1996      12,333           11,769          12,333             12,533
05/31/1996      12,389           11,812          12,389             12,587
06/30/1996      12,433           11,846          12,433             12,640
07/31/1996      12,484           11,885          12,484             12,695
08/31/1996      12,540           11,931          12,540             12,751
09/30/1996      12,588           11,966          12,588             12,805
10/31/1996      12,638           12,006          12,638             12,861
11/30/1996      12,689           12,044          12,689             12,915
12/31/1996      12,738           12,083          12,738             12,971
01/31/1997      12,791           12,124          12,791             13,027
02/28/1997      12,837           12,160          12,838             13,078
03/31/1997      12,885           12,199          12,887             13,135
04/30/1997      12,938           12,241          12,940             13,191
05/31/1997      12,995           12,286          12,998             13,249
06/30/1997      13,046           12,327          13,050             13,305
07/31/1997      13,101           12,368          13,105             13,362
08/31/1997      13,160           12,414          13,162             13,420
09/30/1997      13,211           12,455          13,215             13,476
10/31/1997      13,270           12,500          13,274             13,535
11/30/1997      13,321           12,540          13,326             13,592
12/31/1997      13,381           12,586          13,386             13,651
01/31/1998      13,438           12,632          13,444             13,711
02/28/1998      13,489           12,671          13,496             13,766
03/31/1998      13,543           12,722          13,551             13,827
04/30/1998      13,599           12,774          13,607             13,886
05/31/1998      13,656           12,827          13,666             13,946
06/30/1998      13,712           12,880          13,722             14,003
07/31/1998      13,770           12,934          13,782             14,062
08/31/1998      13,825           12,986          13,837             14,122
09/30/1998      13,881           13,039          13,894             14,180
10/31/1998      13,934           13,089          13,952             14,237
11/30/1998      13,987           13,138          14,004             14,289
12/31/1998      14,046           13,194          14,064             14,342
01/31/1999      14,094           13,238          14,112             14,396
02/28/1999      14,139           13,281          14,158             14,445
03/31/1999      14,188           13,327          14,209             14,500
04/30/1999      14,242           13,378          14,263             14,554
05/31/1999      14,290           13,423          14,312             14,609
06/30/1999      14,341           13,470          14,362             14,664
07/31/1999      14,396           13,523          14,418             14,721
08/31/1999      14,450           13,573          14,473             14,779
09/30/1999      14,506           13,626          14,529             14,837
10/31/1999      14,566           13,682          14,589             14,898
11/30/1999      14,624           13,736          14,647             14,958
12/31/1999      14,694           13,802          14,717             15,022
01/31/2000      14,754           13,859          14,779             15,088
02/29/2000      14,815           13,916          14,841             15,152
03/31/2000      14,886           13,983          14,914             15,223
04/30/2000      14,947           14,040          14,975             15,294
05/31/2000      15,017           14,106          15,046             15,369
06/30/2000      15,095           14,179          15,124             15,441
07/31/2000      15,168           14,247          15,196             15,516
08/31/2000      15,247           14,321          15,277             15,593
09/30/2000      15,324           14,394          15,355             15,670
10/31/2000      15,401           14,466          15,432             15,753
11/30/2000      15,478           14,539          15,509             15,833
12/31/2000      15,562           14,617          15,593             15,916
01/31/2001      15,635           14,686          15,666             15,998
02/28/2001      15,703           14,751          15,733             16,068
03/31/2001      15,771           14,814          15,801             16,138
04/30/2001      15,829           14,869          15,859             16,200
05/31/2001      15,883           14,919          15,913             16,260
06/30/2001      15,932           14,966          15,963             16,312
07/31/2001      15,977           15,007          16,007             16,363
08/31/2001      16,025           15,053          16,055             16,413
09/30/2001      16,059           15,084          16,089             16,460
10/31/2001      16,087           15,111          16,118             16,503
11/30/2001      16,115           15,137          16,145             16,538
12/31/2001      16,137           15,158          16,168             16,567
01/31/2002      16,154           15,173          16,184             16,593
02/28/2002      16,170           15,188          16,200             16,615
03/31/2002      16,191           15,208          16,221             16,640
04/30/2002      16,209           15,225          16,239             16,664
05/31/2002      16,228           15,243          16,259             16,688
06/30/2002      16,244           15,258          16,275             16,712
07/31/2002      16,262           15,275          16,293             16,736
08/31/2002      16,280           15,292          16,311             16,760
09/30/2002      16,295           15,306          16,325             16,784
10/31/2002      16,311           15,321          16,342             16,807
11/30/2002      16,324           15,333          16,355             16,828
12/31/2002      16,337           15,346          16,368             16,849
01/31/2003      16,348           15,356          16,379             16,867
02/28/2003      16,357           15,364          16,388             16,882
03/31/2003      16,365           15,372          16,396             16,900
04/30/2003      16,373           15,379          16,404             16,916
05/31/2003      16,381           15,387          16,412             16,932
06/30/2003      16,389           15,395          16,420             16,947
07/31/2003      16,396           15,401          16,427             16,962
08/31/2003      16,401           15,406          16,432             16,976
09/30/2003      16,406           15,410          16,437             16,989
10/31/2003      16,412           15,416          16,443             17,003
11/30/2003      16,417           15,421          16,448             17,016
12/31/2003      16,424           15,427          16,455             17,030
01/31/2004      16,430           15,433          16,461             17,043
02/29/2004      16,435           15,438          16,466             17,056
03/31/2004      16,440           15,443          16,471             17,069
04/30/2004      16,445           15,447          16,476             17,082
05/31/2004      16,450           15,452          16,481             17,096
06/30/2004      16,457           15,458          16,488             17,110
07/31/2004      16,465           15,466          16,496             17,126
08/31/2004      16,475           15,475          16,506             17,145
09/30/2004      16,488           15,487          16,519             17,165
10/31/2004      16,504           15,503          16,536             17,188
11/30/2004      16,523           15,520          16,554             17,213
12/31/2004      16,546           15,542          16,577             17,241
01/31/2005      16,569           15,563          16,600             17,272
02/28/2005      16,594           15,587          16,625             17,302
03/31/2005      16,622           15,613          16,655             17,339
04/30/2005      16,655           15,645          16,688             17,376
05/31/2005      16,689           15,676          16,722             17,418
06/30/2005      16,724           15,709          16,757             17,458
07/31/2005      16,762           15,745          16,795             17,503
08/31/2005      16,804           15,784          16,837             17,549
09/30/2005      16,849           15,827          16,883             17,597
10/31/2005      16,893           15,868          16,927             17,649
11/30/2005      16,940           15,912          16,974             17,702
12/31/2005      16,995           15,963          17,028             17,758
01/31/2006      17,045           16,010          17,079             17,818
02/28/2006      17,096           16,059          17,130             17,874
03/31/2006      17,159           16,118          17,193             17,940
04/30/2006      17,214           16,170          17,248             18,007
05/31/2006      17,278           16,230          17,312             18,078
06/30/2006      17,347           16,295          17,381             18,148
07/31/2006      17,411           16,355          17,445             18,222
08/31/2006      17,482           16,422          17,517             18,298
09/30/2006      17,554           16,489          17,589             18,373

Allocation Breakdown*

Commercial Paper	85.9%
Certificates of Deposit	13.8%
Repurchase Agreements	0.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,023.03	$1,021.11	$1,023.04	$1,022.21	$1,020.31	$1,022.21
Expenses Paid During Period†	$2.89	$4.81	$2.89	$2.89	$4.81	$2.89

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.57% for Class A, 0.95% for Class B, 0.57% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.95%, for Class B Shares, reflects net annualized expenses after application of an expense reduction of 0.52%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Short-Term Fund	Class A:	PSHAX
	Class B:	PTSBX
	Class C:	PFTCX

Portfolio Insights

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised interest rates an additional 0.50% during the first part of the six-month period. This was partially offset by positive returns when the Federal Reserve paused later in the six-month period.

•	The Fund’s curve-steepening bias detracted from performance as the yield curve flattened. Three-month rates increased 0.20% while intermediate rates fell nearly 0.20%, during the six-month period.

•	An emphasis on mortgage-backed securities was a positive contributor to performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

•	Exposure to corporates slightly added to performance as the yield advantage was offset by a slight widening in spreads. Corporates had strong credit fundamentals supported by solid corporate earnings.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

•	Currency strategies modestly added to performance as gains from appreciation in the euro versus the U.S. dollar were slightly offset by a weakening Japanese yen.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class A	2.23%	3.77%	2.40%	4.16%	5.08%
PIMCO Short-Term Fund Class A (adjusted)	-0.07%	1.43%	1.94%	3.95%	4.97%
PIMCO Short-Term Fund Class B	1.85%	3.00%	1.64%	3.64%	4.79%
PIMCO Short-Term Fund Class B (adjusted)	-3.15%	-1.99%	1.27%	3.64%	4.79%
PIMCO Short-Term Fund Class C (adjusted)	1.08%	2.46%	2.10%	3.85%	4.77%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.68%	4.62%
Lipper Ultra-Short Obligations Fund Average	2.44%	4.10%	2.36%	4.15%	4.64%

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

             PIMCO Short     PIMCO Short     PIMCO Short
              Term Fund       Term Fund       Term Fund       Citigroup 3-Month
               Class A         Class B         Class C       Treasury Bill Index
             -----------     -----------     -----------     -------------------
10/31/1987     $9,775          $10,000        $10,000             $10,000
11/30/1987      9,830           10,049         10,053              10,048
12/31/1987      9,887           10,100         10,108              10,095
01/31/1988      9,951           10,160         10,172              10,142
02/29/1988      9,990           10,193         10,209              10,190
03/31/1988     10,042           10,240         10,260              10,238
04/30/1988     10,094           10,287         10,311              10,287
05/31/1988     10,147           10,336         10,364              10,340
06/30/1988     10,202           10,385         10,416              10,395
07/31/1988     10,251           10,429         10,464              10,452
08/31/1988     10,314           10,486         10,526              10,513
09/30/1988     10,379           10,546         10,589              10,576
10/31/1988     10,467           10,628         10,676              10,640
11/30/1988     10,534           10,690         10,742              10,707
12/31/1988     10,593           10,743         10,799              10,777
01/31/1989     10,666           10,811         10,871              10,850
02/28/1989     10,739           10,878         10,943              10,926
03/31/1989     10,830           10,963         11,033              11,005
04/30/1989     10,909           11,036         11,111              11,087
05/31/1989     11,005           11,127         11,207              11,170
06/30/1989     11,085           11,201         11,285              11,248
07/31/1989     11,176           11,286         11,374              11,326
08/31/1989     11,233           11,335         11,429              11,403
09/30/1989     11,307           11,403         11,502              11,477
10/31/1989     11,410           11,500         11,603              11,555
11/30/1989     11,483           11,567         11,675              11,630
12/31/1989     11,546           11,623         11,737              11,707
01/31/1990     11,599           11,670         11,789              11,784
02/28/1990     11,668           11,732         11,855              11,855
03/31/1990     11,743           11,800         11,927              11,934
04/30/1990     11,788           11,839         11,970              12,012
05/31/1990     11,897           11,941         12,078              12,094
06/30/1990     11,972           12,009         12,150              12,172
07/31/1990     12,052           12,082         12,228              12,253
08/31/1990     12,113           12,136         12,288              12,333
09/30/1990     12,192           12,207         12,364              12,408
10/31/1990     12,282           12,288         12,452              12,486
11/30/1990     12,378           12,377         12,545              12,560
12/31/1990     12,475           12,466         12,641              12,634
01/31/1991     12,562           12,545         12,725              12,706
02/28/1991     12,627           12,604         12,789              12,768
03/31/1991     12,683           12,651         12,842              12,834
04/30/1991     12,759           12,720         12,915              12,896
05/31/1991     12,828           12,781         12,982              12,959
06/30/1991     12,873           12,818         13,025              13,019
07/31/1991     12,946           12,883         13,096              13,081
08/31/1991     13,027           12,955         13,174              13,142
09/30/1991     13,096           13,016         13,239              13,201
10/31/1991     13,169           13,081         13,311              13,259
11/30/1991     13,199           13,104         13,339              13,311
12/31/1991     13,251           13,147         13,388              13,361
01/31/1992     13,298           13,186         13,432              13,407
02/29/1992     13,324           13,203         13,454              13,449
03/31/1992     13,346           13,218         13,474              13,495
04/30/1992     13,400           13,263         13,525              13,539
05/31/1992     13,439           13,293         13,562              13,583
06/30/1992     13,490           13,336         13,611              13,625
07/31/1992     13,544           13,380         13,661              13,666
08/31/1992     13,576           13,404         13,690              13,705
09/30/1992     13,610           13,430         13,720              13,739
10/31/1992     13,622           13,434         13,729              13,774
11/30/1992     13,637           13,440         13,740              13,808
12/31/1992     13,675           13,470         13,775              13,845
01/31/1993     13,719           13,505         13,816              13,882
02/28/1993     13,753           13,531         13,848              13,914
03/31/1993     13,815           13,582         13,906              13,949
04/30/1993     13,861           13,619         13,949              13,983
05/31/1993     13,914           13,662         13,999              14,019
06/30/1993     13,968           13,706         14,050              14,054
07/31/1993     14,017           13,746         14,095              14,091
08/31/1993     14,052           13,772         14,126              14,127
09/30/1993     14,086           13,797         14,157              14,163
10/31/1993     14,133           13,835         14,201              14,199
11/30/1993     14,184           13,877         14,249              14,235
12/31/1993     14,250           13,932         14,310              14,273
01/31/1994     14,272           13,946         14,330              14,310
02/28/1994     14,287           13,953         14,342              14,345
03/31/1994     14,262           13,920         14,313              14,385
04/30/1994     14,284           13,932         14,332              14,428
05/31/1994     14,292           13,931         14,336              14,476
06/30/1994     14,357           13,985         14,398              14,525
07/31/1994     14,423           14,041         14,461              14,578
08/31/1994     14,477           14,086         14,513              14,632
09/30/1994     14,492           14,092         14,525              14,687
10/31/1994     14,528           14,118         14,558              14,747
11/30/1994     14,538           14,128         14,565              14,809
12/31/1994     14,599           14,188         14,624              14,878
01/31/1995     14,671           14,257         14,691              14,947
02/28/1995     14,804           14,387         14,822              15,013
03/31/1995     14,836           14,417         14,848              15,087
04/30/1995     14,993           14,570         15,003              15,159
05/31/1995     15,143           14,716         15,148              15,234
06/30/1995     15,191           14,763         15,194              15,306
07/31/1995     15,282           14,851         15,280              15,380
08/31/1995     15,351           14,918         15,346              15,453
09/30/1995     15,494           15,057         15,484              15,523
10/31/1995     15,604           15,164         15,589              15,594
11/30/1995     15,747           15,303         15,728              15,663
12/31/1995     15,880           15,432         15,857              15,734
01/31/1996     15,954           15,504         15,927              15,805
02/29/1996     15,981           15,531         15,951              15,870
03/31/1996     16,031           15,579         15,997              15,937
04/30/1996     16,105           15,650         16,067              16,003
05/31/1996     16,187           15,730         16,146              16,071
06/30/1996     16,274           15,815         16,230              16,139
07/31/1996     16,320           15,859         16,271              16,209
08/31/1996     16,421           15,958         16,368              16,280
09/30/1996     16,577           16,109         16,521              16,350
10/31/1996     16,708           16,237         16,648              16,421
11/30/1996     16,857           16,381         16,793              16,490
12/31/1996     16,921           16,443         16,851              16,561
01/31/1997     17,021           16,540         16,946              16,633
02/28/1997     17,094           16,612         17,015              16,698
03/31/1997     17,101           16,618         17,020              16,770
04/30/1997     17,196           16,711         17,112              16,842
05/31/1997     17,318           16,830         17,230              16,916
06/30/1997     17,433           16,941         17,337              16,987
07/31/1997     17,567           17,071         17,467              17,061
08/31/1997     17,618           17,121         17,514              17,134
09/30/1997     17,734           17,234         17,626              17,207
10/31/1997     17,773           17,272         17,662              17,282
11/30/1997     17,850           17,346         17,736              17,355
12/31/1997     17,948           17,442         17,828              17,430
01/31/1998     18,052           17,543         17,928              17,507
02/28/1998     18,113           17,602         17,985              17,576
03/31/1998     18,233           17,719         18,100              17,654
04/30/1998     18,315           17,798         18,178              17,729
05/31/1998     18,396           17,877         18,255              17,806
06/30/1998     18,458           17,937         18,311              17,879
07/31/1998     18,567           18,043         18,414              17,955
08/31/1998     18,573           18,049         18,416              18,031
09/30/1998     18,695           18,168         18,532              18,105
10/31/1998     18,764           18,235         18,595              18,178
11/30/1998     18,826           18,295         18,652              18,245
12/31/1998     18,903           18,370         18,725              18,312
01/31/1999     18,975           18,440         18,792              18,380
02/28/1999     19,051           18,514         18,862              18,443
03/31/1999     19,184           18,643         18,990              18,514
04/30/1999     19,271           18,727         19,072              18,582
05/31/1999     19,273           18,729         19,070              18,653
06/30/1999     19,338           18,793         19,131              18,723
07/31/1999     19,404           18,857         19,190              18,796
08/31/1999     19,466           18,917         19,246              18,870
09/30/1999     19,552           19,000         19,325              18,944
10/31/1999     19,644           19,090         19,410              19,021
11/30/1999     19,736           19,179         19,495              19,098
12/31/1999     19,813           19,254         19,567              19,180
01/31/2000     19,866           19,306         19,620              19,264
02/29/2000     19,970           19,406         19,712              19,346
03/31/2000     20,098           19,531         19,833              19,437
04/30/2000     20,170           19,601         19,900              19,528
05/31/2000     20,277           19,705         20,002              19,624
06/30/2000     20,400           19,825         20,118              19,716
07/31/2000     20,505           19,926         20,216              19,811
08/31/2000     20,632           20,050         20,335              19,909
09/30/2000     20,749           20,164         20,447              20,008
10/31/2000     20,838           20,251         20,531              20,113
11/30/2000     21,005           20,413         20,691              20,216
12/31/2000     21,171           20,574         20,848              20,322
01/31/2001     21,315           20,714         20,984              20,427
02/28/2001     21,456           20,851         21,118              20,515
03/31/2001     21,550           20,942         21,205              20,606
04/30/2001     21,611           21,001         21,260              20,685
05/31/2001     21,777           21,163         21,417              20,760
06/30/2001     21,812           21,196         21,445              20,827
07/31/2001     21,960           21,341         21,587              20,892
08/31/2001     22,033           21,411         21,654              20,956
09/30/2001     22,132           21,507         21,745              21,016
10/31/2001     22,211           21,585         21,816              21,071
11/30/2001     22,245           21,617         21,845              21,116
12/31/2001     22,276           21,647         21,871              21,153
01/31/2002     22,323           21,693         21,912              21,186
02/28/2002     22,347           21,717         21,930              21,214
03/31/2002     22,343           21,712         21,919              21,246
04/30/2002     22,390           21,758         21,961              21,276
05/31/2002     22,439           21,806         22,002              21,308
06/30/2002     22,419           21,786         21,978              21,338
07/31/2002     22,309           21,680         21,866              21,369
08/31/2002     22,454           21,820         22,002              21,400
09/30/2002     22,503           21,868         22,046              21,429
10/31/2002     22,557           21,921         22,092              21,459
11/30/2002     22,747           22,105         22,271              21,487
12/31/2002     22,820           22,176         22,338              21,512
01/31/2003     22,913           22,267         22,423              21,536
02/28/2003     23,021           22,371         22,521              21,556
03/31/2003     23,053           22,403         22,548              21,577
04/30/2003     23,131           22,479         22,620              21,598
05/31/2003     23,187           22,533         22,668              21,619
06/30/2003     23,212           22,558         22,688              21,639
07/31/2003     23,127           22,474         22,598              21,657
08/31/2003     23,152           22,499         22,616              21,675
09/30/2003     23,268           22,611         22,724              21,692
10/31/2003     23,249           22,593         22,699              21,709
11/30/2003     23,249           22,593         22,695              21,726
12/31/2003     23,312           22,654         22,749              21,743
01/31/2004     23,328           22,670         22,761              21,761
02/29/2004     23,389           22,729         22,815              21,777
03/31/2004     23,433           22,772         22,854              21,794
04/30/2004     23,382           22,722         22,797              21,811
05/31/2004     23,398           22,738         22,808              21,828
06/30/2004     23,417           22,756         22,820              21,846
07/31/2004     23,440           22,779         22,836              21,867
08/31/2004     23,485           22,822         22,874              21,890
09/30/2004     23,508           22,845         22,893              21,916
10/31/2004     23,558           22,893         22,936              21,946
11/30/2004     23,586           22,921         22,959              21,977
12/31/2004     23,624           22,957         22,989              22,013
01/31/2005     23,659           22,992         23,019              22,053
02/28/2005     23,671           23,003         23,026              22,091
03/31/2005     23,692           23,024         23,040              22,138
04/30/2005     23,763           23,093         23,102              22,186
05/31/2005     23,835           23,162         23,166              22,239
06/30/2005     23,863           23,190         23,187              22,291
07/31/2005     23,920           23,246         23,236              22,347
08/31/2005     24,004           23,327         23,313              22,407
09/30/2005     24,021           23,343         23,322              22,468
10/31/2005     24,034           23,356         23,329              22,534
11/30/2005     24,078           23,398         23,366              22,601
12/31/2005     24,179           23,497         23,458              22,674
01/31/2006     24,274           23,589         23,545              22,750
02/28/2006     24,321           23,635         23,585              22,822
03/31/2006     24,382           23,694         23,638              22,906
04/30/2006     24,482           23,791         23,730              22,991
05/31/2006     24,543           23,850         23,785              23,082
06/30/2006     24,585           23,891         23,818              23,171
07/31/2006     24,715           24,018         23,937              23,266
08/31/2006     24,834           24,133         24,045              23,363
09/30/2006     24,926           24,222         24,129              23,459

Allocation Breakdown*

Short-Term Instruments	55.5%
Corporate Bonds & Notes	18.3%
U.S. Government Agencies	10.7%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	7.1%
Other	0.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,022.29	$1,018.46	$1,020.76	$1,021.31	$1,017.55	$1,019.80
Expenses Paid During Period†	$3.80	$7.59	$5.32	$3.80	$7.59	$5.32

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.75% for Class A, 1.50% for Class B, 1.05% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios of 0.75%, 1.50% and 1.05% reflect net annualized expenses after application of an expense reduction of 0.52%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	19

PIMCO Total Return Mortgage Fund	Class A:	PMRAX
	Class B:	PMRBX
	Class C:	PMRCX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Duration positioning above the index added to returns as the ten-year Treasury yield declined during the period.

•	An overweight to premium 30-year conventional mortgages was negative for performance as they underperformed the mortgage-backed securities (“MBS”) Index.

•	A modest underweight to 30-year GNMA mortgages contributed to relative returns as they underperformed.

•	A bias toward a steepening yield curve in the Fund detracted from performance as short interest rates rose and longer rates fell during the period.

•	Exposure to floating rate asset-backed securities (“ABS”) contributed positively to returns as they outpaced the mortgage index.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class A	3.61%	3.87%	4.69%	—	6.28%
PIMCO Total Return Mortgage Fund Class A (adjusted)	-0.29%	0.02%	3.90%	—	5.84%
PIMCO Total Return Mortgage Fund Class B	3.22%	3.10%	3.92%	—	5.68%
PIMCO Total Return Mortgage Fund Class B (adjusted)	-0.28%	-0.38%	3.84%	—	5.68%
PIMCO Total Return Mortgage Fund Class C (adjusted)	2.22%	2.11%	3.91%	—	5.49%
Lehman Brothers Mortgage Index	3.64%	4.19%	4.53%	—	5.89%
Lipper U.S. Mortgage Fund Average	3.22%	3.48%	3.88%	—	5.13%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                PIMCO            PIMCO            PIMCO
             Total Return     Total Return     Total Return
             Mortgage Fund    Mortgage Fund    Mortgage Fund    Lehman Brothers
                Class A          Class B          Class C        Mortgage Index
             -------------    -------------    -------------    ---------------
07/31/1997    $ 9,625           $10,000          $10,000            $10,000
08/31/1997      9,632            10,000           10,000              9,976
09/30/1997      9,781            10,149           10,149             10,103
10/31/1997      9,924            10,290           10,290             10,215
11/30/1997      9,967            10,329           10,329             10,248
12/31/1997     10,082            10,442           10,442             10,342
01/31/1998     10,190            10,547           10,547             10,445
02/28/1998     10,206            10,559           10,559             10,467
03/31/1998     10,242            10,588           10,588             10,511
04/30/1998     10,309            10,651           10,651             10,571
05/31/1998     10,395            10,733           10,733             10,641
06/30/1998     10,461            10,794           10,794             10,692
07/31/1998     10,499            10,828           10,828             10,746
08/31/1998     10,623            10,949           10,949             10,843
09/30/1998     10,740            11,063           11,063             10,974
10/31/1998     10,695            11,010           11,010             10,960
11/30/1998     10,740            11,049           11,049             11,014
12/31/1998     10,768            11,070           11,070             11,061
01/31/1999     10,831            11,128           11,128             11,140
02/28/1999     10,772            11,061           11,061             11,096
03/31/1999     10,840            11,124           11,124             11,171
04/30/1999     10,891            11,170           11,170             11,222
05/31/1999     10,829            11,099           11,099             11,159
06/30/1999     10,814            11,078           11,078             11,120
07/31/1999     10,772            11,028           11,028             11,045
08/31/1999     10,764            11,013           11,013             11,044
09/30/1999     10,909            11,155           11,155             11,223
10/31/1999     10,959            11,200           11,200             11,288
11/30/1999     11,010            11,244           11,244             11,294
12/31/1999     10,984            11,211           11,211             11,267
01/31/2000     10,910            11,128           11,128             11,169
02/29/2000     11,072            11,287           11,287             11,298
03/31/2000     11,218            11,428           11,428             11,422
04/30/2000     11,177            11,379           11,379             11,430
05/31/2000     11,169            11,363           11,363             11,435
06/30/2000     11,374            11,565           11,565             11,680
07/31/2000     11,484            11,669           11,669             11,755
08/31/2000     11,669            11,851           11,851             11,933
09/30/2000     11,783            11,960           11,960             12,056
10/31/2000     11,862            12,033           12,032             12,143
11/30/2000     12,050            12,216           12,215             12,326
12/31/2000     12,277            12,438           12,437             12,524
01/31/2001     12,466            12,623           12,621             12,719
02/28/2001     12,582            12,729           12,729             12,792
03/31/2001     12,641            12,779           12,778             12,866
04/30/2001     12,634            12,764           12,763             12,884
05/31/2001     12,755            12,878           12,876             12,970
06/30/2001     12,794            12,910           12,909             12,997
07/31/2001     13,076            13,186           13,185             13,228
08/31/2001     13,191            13,293           13,292             13,345
09/30/2001     13,378            13,474           13,472             13,545
10/31/2001     13,583            13,672           13,670             13,732
11/30/2001     13,485            13,565           13,564             13,605
12/31/2001     13,453            13,525           13,523             13,554
01/31/2002     13,585            13,649           13,648             13,679
02/28/2002     13,727            13,785           13,783             13,835
03/31/2002     13,580            13,628           13,627             13,688
04/30/2002     13,840            13,879           13,878             13,948
05/31/2002     13,919            13,948           13,947             14,049
06/30/2002     14,048            14,070           14,068             14,165
07/31/2002     14,226            14,240           14,239             14,327
08/31/2002     14,363            14,367           14,365             14,440
09/30/2002     14,462            14,457           14,456             14,543
10/31/2002     14,506            14,492           14,491             14,598
11/30/2002     14,514            14,491           14,489             14,588
12/31/2002     14,667            14,634           14,633             14,740
01/31/2003     14,702            14,660           14,659             14,776
02/28/2003     14,794            14,748           14,742             14,875
03/31/2003     14,809            14,754           14,748             14,876
04/30/2003     14,877            14,813           14,807             14,939
05/31/2003     14,932            14,858           14,852             14,951
06/30/2003     14,983            14,899           14,893             14,975
07/31/2003     14,597            14,504           14,499             14,695
08/31/2003     14,837            14,734           14,728             14,799
09/30/2003     15,060            14,946           14,940             15,052
10/31/2003     15,048            14,923           14,917             14,999
11/30/2003     15,072            14,940           14,934             15,031
12/31/2003     15,224            15,080           15,074             15,192
01/31/2004     15,303            15,148           15,142             15,287
02/29/2004     15,429            15,265           15,259             15,416
03/31/2004     15,474            15,300           15,294             15,484
04/30/2004     15,232            15,061           15,046             15,208
05/31/2004     15,203            15,032           15,008             15,175
06/30/2004     15,316            15,144           15,110             15,309
07/31/2004     15,497            15,322           15,280             15,446
08/31/2004     15,710            15,534           15,481             15,685
09/30/2004     15,743            15,566           15,505             15,708
10/31/2004     15,846            15,668           15,594             15,835
11/30/2004     15,793            15,616           15,534             15,795
12/31/2004     15,912            15,733           15,639             15,907
01/31/2005     16,004            15,824           15,722             15,991
02/28/2005     15,934            15,755           15,645             15,917
03/31/2005     15,884            15,706           15,587             15,888
04/30/2005     16,058            15,877           15,746             16,064
05/31/2005     16,173            15,991           15,849             16,190
06/30/2005     16,233            16,051           15,898             16,249
07/31/2005     16,175            15,993           15,829             16,167
08/31/2005     16,314            16,130           15,956             16,311
09/30/2005     16,199            16,017           15,835             16,225
10/31/2005     16,050            15,870           15,679             16,112
11/30/2005     16,102            15,921           15,720             16,164
12/31/2005     16,237            16,055           15,842             16,322
01/31/2006     16,303            16,120           15,897             16,375
02/28/2006     16,387            16,203           15,969             16,451
03/31/2006     16,241            16,058           15,816             16,312
04/30/2006     16,256            16,072           15,821             16,313
05/31/2006     16,189            16,006           15,747             16,282
06/30/2006     16,220            16,036           15,767             16,313
07/31/2006     16,463            16,277           15,994             16,547
08/31/2006     16,698            16,510           16,213             16,788
09/30/2006     16,825            16,635           16,326             16,905

Allocation Breakdown*

U.S. Government Agencies	76.2%
Short-Term Instruments	10.6%
Mortgage-Backed Securities	7.9%
Asset-Backed Securities	5.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,036.10	$1,032.25	$1,032.24	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.59	$8.41	$8.41	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

Benchmark Descriptions

Index	Description

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in the index.

33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained Index and JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P,

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index.

Semiannual Report	September 30, 2006	21

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Merrill Lynch 1–3 Year Treasury Index	Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

22	PIMCO Funds

Schedule of Investments Developing Local Markets Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 33.4%

BANKING & FINANCE 20.2%
American Express Centurion Bank
5.390% due 04/17/2009	$10,000	$10,009

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,531

Banco Nacional de Desenvolvimento Economico e Social
5.873% due 06/16/2008	2,400	2,367

Banco Santander Chile
5.740% due 12/09/2009	12,000	12,041

Bank of America Corp.
5.378% due 09/25/2009	23,000	23,013

Bank of America N.A.
5.485% due 07/25/2008	13,600	13,609

Banque Centrale de Tunisie
7.500% due 09/19/2007	12,650	12,941

Bear Stearns Cos., Inc.
5.715% due 01/31/2011	13,500	13,537

Caterpillar Financial Services Corp.
5.454% due 08/11/2009	9,000	9,004
5.460% due 03/10/2009	7,100	7,112
5.470% due 05/18/2009	13,200	13,218

Charter One Bank N.A.
5.540% due 04/24/2009	9,000	9,010

CIT Group Holdings, Inc.
5.635% due 01/30/2009	22,200	22,262

CIT Group, Inc.
5.460% due 12/19/2007	17,500	17,525

Citigroup, Inc.
5.500% due 05/18/2011	8,900	8,910
5.560% due 05/18/2010	12,800	12,851

Export-Import Bank of Korea
4.125% due 02/10/2009	2,400	2,345
4.250% due 11/06/2008	1,350	1,324
4.250% due 11/27/2007	20,700	20,433
4.500% due 08/12/2009	5,100	4,994

General Electric Capital Corp.
5.510% due 12/15/2009	13,400	13,449

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	8,600	8,613
5.479% due 06/23/2009	9,000	9,009
5.536% due 11/10/2008	11,700	11,721
5.585% due 07/29/2008	18,900	18,940
5.591% due 03/02/2010	14,500	14,539

HBOS Treasury Services PLC
5.547% due 07/17/2009	13,500	13,513

HSBC Finance Corp.
5.520% due 09/15/2008	13,000	13,039
5.696% due 11/16/2009	8,700	8,754
6.538% due 11/13/2007	5,800	5,858

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	506

Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008	4,700	4,769

International Lease Finance Corp.
5.620% due 05/24/2010	9,000	9,027
5.840% due 04/20/2009	3,900	3,919
5.907% due 01/15/2010	5,000	5,040

John Deere Capital Corp.
5.399% due 07/15/2008	9,000	9,003
5.557% due 04/15/2008	12,010	12,019

JPMorgan Chase & Co.
5.698% due 10/02/2009	8,100	8,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	$22,000	$22,014
5.599% due 12/23/2010	5,900	5,916
5.601% due 10/22/2008	6,500	6,511
5.601% due 01/23/2009	9,000	9,015

Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007	19,000	19,132

MBNA Europe Funding PLC
5.490% due 09/07/2007	3,300	3,304

Merrill Lynch & Co., Inc.
5.490% due 06/16/2008	3,000	3,006
5.492% due 08/14/2009	11,700	11,709
5.575% due 01/30/2009	9,500	9,514

Mirage Resorts, Inc.
6.750% due 08/01/2007	2,300	2,323
6.750% due 02/01/2008	1,350	1,365
7.250% due 10/15/2006	1,600	1,600

Morgan Stanley
5.550% due 02/09/2009	9,000	9,016
5.751% due 01/22/2009	7,400	7,408

National Australia Bank Ltd.
5.430% due 09/11/2009	23,400	23,415

Pemex Finance Ltd.
9.690% due 08/15/2009	7,583	8,215

Petroleum Export Ltd.
4.633% due 06/15/2010	1,150	1,135
5.265% due 06/15/2011	4,365	4,245

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	8,500	8,509

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	15,000	15,023

SLM Corp.
5.625% due 07/27/2009	17,900	17,931

UBS Luxembourg S.A. for Sberbank
7.240% due 10/24/2006	12,500	12,581

Universal City Florida Holding Co. I
10.239% due 05/01/2010	6,500	6,711

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	42,900	43,096
8.385% due 07/30/2007	3,000	3,070

Wachovia Bank N.A.
5.460% due 05/25/2010	9,000	9,009
5.461% due 12/02/2010	9,000	9,012

Wachovia Corp.
5.510% due 03/15/2011	9,000	9,020

Wells Fargo & Co.
5.449% due 03/23/2010	26,400	26,438

		702,137

INDUSTRIALS 9.5%
ABN AMRO Bank Luxemburg SA for OJSC Oil Co. Rosneft
12.750% due 11/20/2006	3,200	3,243

Allied Waste North America, Inc.
8.500% due 12/01/2008	2,300	2,421

Anadarko Petroleum Corp.
5.790% due 09/15/2009	22,900	22,946

Cablevision Systems Corp.
9.620% due 04/01/2009	5,000	5,344

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	900	985

Cisco Systems, Inc.
5.479% due 02/20/2009	2,700	2,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Comcast Corp.
5.800% due 07/14/2009	$9,000	$9,022

Cox Communications, Inc.
5.940% due 12/14/2007	9,000	9,046

CSC Holdings, Inc.
7.875% due 12/15/2007	4,100	4,172

CSN Iron S.A.
9.125% due 06/01/2007	3,700	3,776

CSN Islands VII Corp.
10.750% due 09/12/2008	2,300	2,493

DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	8,500	8,510
5.918% due 08/03/2009	9,300	9,300

EchoStar DBS Corp.
5.750% due 10/01/2008	8,750	8,695

El Paso Corp.
6.950% due 12/15/2007	4,700	4,770
7.625% due 08/16/2007	1,300	1,323
7.625% due 09/01/2008	2,300	2,366

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,298	2,528

Enersis S.A.
6.900% due 12/01/2006	2,000	2,002

FedEx Corp.
5.579% due 08/08/2007	5,900	5,910

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	7,192	7,390

HCA, Inc.
7.000% due 07/01/2007	2,700	2,727

Hewlett-Packard Co.
5.524% due 05/22/2009	1,700	1,703

Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,035

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,391

Host Marriott LP
9.250% due 10/01/2007	11,800	12,228

Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012	3,000	3,056

JC Penney Corp., Inc.
7.600% due 04/01/2007	2,108	2,129

Mandalay Resort Group
10.250% due 08/01/2007	7,400	7,678

MGM Mirage
9.750% due 06/01/2007	15,350	15,791

Oracle Corp.
5.730% due 01/13/2009	9,000	9,017

Pemex Project Funding Master Trust
7.307% due 10/15/2009	10,200	10,554
8.500% due 02/15/2008	11,120	11,529
8.850% due 09/15/2007	13,110	13,536
9.375% due 12/02/2008	300	323

Qwest Communications International, Inc.
8.905% due 02/15/2009	5,900	6,040

Reynolds American, Inc.
6.500% due 06/01/2007	1,600	1,612

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,075

Safeway, Inc.
5.718% due 03/27/2009	2,000	2,004

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	14,725	15,083

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007	$18,500	$18,939

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	15,870	16,798

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	5,600	5,601

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,337

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	3,222	3,174

Transocean, Inc.
5.591% due 09/05/2008	9,000	9,005

United Technologies Corp.
5.470% due 06/01/2009	1,700	1,702

Walt Disney Co.
5.490% due 09/10/2009	19,000	19,024

Williams Cos., Inc.
5.935% due 02/16/2007	1,600	1,604

Xerox Corp.
6.160% due 12/18/2009	3,600	3,627

		328,271

UTILITIES 3.7%
America Movil S.A. de C.V.
6.115% due 04/27/2007	10,000	10,025

AT&T, Inc.
4.214% due 06/05/2007	8,900	8,850
5.495% due 05/15/2008	6,200	6,207
5.612% due 11/14/2008	4,600	4,615

BellSouth Corp.
5.580% due 08/15/2008	15,300	15,311

CMS Energy Corp.
7.500% due 01/15/2009	900	932
8.900% due 07/15/2008	1,400	1,473
9.875% due 10/15/2007	1,500	1,565

Deutsche Telekom International Finance BV
5.569% due 03/23/2009	3,300	3,304

Dominion Resources, Inc.
5.664% due 09/28/2007	4,800	4,803

Entergy Gulf States, Inc.
6.140% due 12/08/2008	6,300	6,315

FirstEnergy Corp.
5.500% due 11/15/2006	480	480

Florida Power Corp.
5.802% due 11/14/2008	8,400	8,418

Korea Electric Power Corp.
4.250% due 09/12/2007	7,250	7,167
6.140% due 12/20/2007	1,200	1,209

Qwest Corp.
5.625% due 11/15/2008	2,900	2,893

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	3,990	3,876

Rogers Wireless, Inc.
8.515% due 12/15/2010	5,000	5,100

Romanian Thermal Power Plants
9.317% due 12/23/2007	8,271	8,499

Telefonica Emisones SAU
5.690% due 06/19/2009	5,000	5,007

Verizon Global Funding Corp.
5.535% due 08/15/2007	9,500	9,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vodafone Group PLC
5.427% due 06/29/2007	$13,500	$13,502

		129,060

Total Corporate Bonds & Notes (Cost $1,157,101)		1,159,468

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
5.632% due 09/01/2044	5,419	5,453

Freddie Mac
4.500% due 04/15/2019	815	810
5.590% due 08/25/2031	732	735
5.610% due 09/25/2031	762	764
5.632% due 02/25/2045	6,165	6,128
5.680% due 12/15/2030	1,414	1,417

Total U.S. Government Agencies (Cost $15,341)		15,307

MORTGAGE-BACKED SECURITIES 2.4%
Commercial Mortgage Pass-Through Certificates
5.430% due 04/15/2017	3,841	3,843

Countrywide Alternative Loan Trust
5.400% due 10/25/2046	5,848	5,853

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	778	780

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	3,603	3,610

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	8,960	8,955

Sequoia Mortgage Trust
4.082% due 04/20/2035	1,034	1,015

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	5,880	5,881
5.520% due 06/25/2036	1,388	1,389
5.550% due 05/25/2036	4,401	4,408

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	14,805	14,791

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	23,100	23,118

Washington Mutual, Inc.
5.590% due 09/25/2046	4,884	4,884
5.620% due 08/25/2045	915	918
5.667% due 10/25/2046	2,500	2,508

Total Mortgage-Backed Securities (Cost $81,934)		81,953

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp.
5.400% due 12/25/2035	2,383	2,385
5.400% due 10/25/2036	3,800	3,801
5.440% due 10/25/2035	1,443	1,444

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	3,214	3,217
5.410% due 03/25/2036	999	1,000
5.440% due 10/25/2035	102	102

Argent Securities, Inc.
5.376% due 10/25/2036	8,000	8,010
5.378% due 09/25/2036	4,239	4,241
5.410% due 03/25/2036	5,866	5,871
5.430% due 11/25/2035	969	969
5.450% due 10/25/2035	389	389

Asset-Backed Funding Certificates
5.364% due 09/25/2036	7,290	7,294
5.440% due 06/25/2035	159	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.450% due 06/25/2035	$406	$406
5.680% due 06/25/2034	12,705	12,725

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	800	799
5.410% due 12/25/2035	1,471	1,472
5.530% due 09/25/2034	1,603	1,605

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	1,610	1,611

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	13,900	13,915

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	5,330	5,333
5.440% due 09/25/2035	56	56

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	13,184	13,193
5.380% due 10/25/2036	5,000	4,998
5.380% due 01/25/2037	4,291	4,294
5.380% due 03/25/2047	6,400	6,399
5.400% due 06/25/2036	2,532	2,534
5.400% due 07/25/2036	1,999	2,001
5.409% due 07/25/2036	5,100	5,100
5.416% due 07/25/2036	5,500	5,504
5.430% due 01/25/2036	292	292
5.430% due 10/25/2036	8,000	7,996
5.460% due 07/25/2036	2,139	2,140
5.490% due 02/25/2036	2,666	2,668
5.520% due 01/25/2036	1,250	1,251

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	2,700	2,700

FBR Securitization Trust
5.440% due 10/25/2035	593	593
5.510% due 09/25/2035	2,574	2,576

First Franklin Mortgage Loan Asset-Backed Certificates
5.400% due 01/25/2036	1,668	1,670
5.420% due 01/25/2036	3,312	3,315

First NLC Trust
5.440% due 09/25/2035	88	88
5.440% due 12/25/2035	399	400

Fremont Home Loan Trust
5.412% due 02/27/2037 (a)	9,400	9,400
5.420% due 01/25/2036	4,072	4,075

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	2,655	2,657

GSAMP Trust
5.394% due 09/25/2036	5,200	5,200
5.420% due 11/25/2035	1,509	1,510
5.440% due 11/25/2035	669	669

Home Equity Asset Trust
5.440% due 02/25/2036	1,633	1,635

Home Equity Mortgage Trust
5.420% due 05/25/2036	1,268	1,269
5.440% due 02/25/2036	857	858

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	2,111	2,113

Indymac Residential Asset-Backed Trust
5.370% due 08/25/2036	1,794	1,795
5.380% due 11/25/2036	3,400	3,400
5.420% due 03/25/2036	5,183	5,187

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	4,653	4,656

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	7,822	7,826
5.440% due 08/25/2036	5,200	5,203
5.480% due 08/25/2036	3,800	3,802

Lehman XS Trust
5.410% due 04/25/2046	6,346	6,342

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.410% due 08/25/2046	$7,818	$7,825
5.420% due 05/25/2046	5,836	5,836

Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	2,647	2,649
5.390% due 04/25/2036	3,114	3,117
5.400% due 03/25/2036	5,453	5,457
5.410% due 02/25/2036	3,622	3,625
5.420% due 01/25/2036	2,637	2,639
5.530% due 11/25/2034	770	770
5.610% due 10/25/2034	12,590	12,605

MASTR Asset-Backed Securities Trust
5.380% due 03/25/2036	2,807	2,809
5.410% due 01/25/2036	6,579	6,585

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	6,080	6,083
5.394% due 07/25/2037	4,900	4,902
5.400% due 02/25/2037	2,223	2,225
5.406% due 09/25/2037	7,300	7,306

Morgan Stanley ABS Capital I
5.390% due 03/25/2036	3,603	3,606

Morgan Stanley Capital I
5.400% due 02/25/2036	7,236	7,241

New Century Home Equity Loan Trust
5.400% due 08/25/2036	5,198	5,201
5.440% due 09/25/2035	632	632
5.450% due 10/25/2035	653	653

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	1,284	1,285

Option One Mortgage Loan Trust
5.430% due 11/25/2035	599	600

Park Place Securities, Inc.
5.440% due 09/25/2035	214	214
5.490% due 09/25/2035	1,102	1,103

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	388	388

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	3,569	3,572
5.410% due 10/25/2036	5,150	5,149
5.440% due 05/25/2025	463	463

Residential Asset Securities Corp.
5.364% due 08/25/2036	4,517	4,519
5.370% due 06/25/2036	3,690	3,693
5.390% due 04/25/2036	4,190	4,193
5.400% due 02/25/2036	2,626	2,628
5.400% due 07/25/2036	7,593	7,598
5.404% due 10/25/2036	4,300	4,301
5.410% due 01/25/2036	3,224	3,227
5.430% due 03/25/2035	72	72
5.440% due 10/25/2035	520	520

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	903	903

SACO I, Inc.
5.404% due 04/25/2036	865	866
5.440% due 11/25/2020	320	320
5.440% due 07/25/2035	18	18
5.440% due 12/25/2035	448	449

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	8,400	8,401

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	1,925	1,926

SG Mortgage Securities Trust
5.430% due 10/25/2035	506	506

SLC Student Loan Trust
5.360% due 12/15/2010	1,750	1,751

SLM Student Loan Trust
5.370% due 04/25/2012	3,000	3,000

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.455% due 01/25/2013		$646	$646

Soundview Home Equity Loan Trust
5.380% due 10/25/2036		7,600	7,599
5.400% due 05/25/2036		3,453	3,456
5.440% due 11/25/2035		543	543
5.500% due 04/25/2035		1,433	1,434

Structured Asset Investment Loan Trust
5.420% due 07/25/2035		503	504

Structured Asset Securities Corp.
4.900% due 04/25/2035		852	821

Total Asset-Backed Securities (Cost $382,392)			382,547

SOVEREIGN ISSUES 7.0%
Chile Government International Bond
5.900% due 01/28/2008		12,100	12,139

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		1,800	1,830

El Salvador Government International Bond
10.000% due 01/15/2007		3,200	3,248

Guatemala Government Bond
8.500% due 08/03/2007		4,450	4,560

Korea Development Bank
3.875% due 03/02/2009		2,800	2,712
4.750% due 07/20/2009		26,500	26,138
5.250% due 11/16/2006		1,700	1,700
5.900% due 10/20/2009		39,050	39,333

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,482
6.200% due 01/13/2009		31,750	32,123

Panama Government International Bond
8.250% due 04/22/2008		583	604

Russia Government International Bond
8.250% due 03/31/2010		23,811	25,064
10.000% due 06/26/2007		64,300	66,512

South Africa Government International Bond
8.375% due 10/17/2006		12,470	12,480

Ukraine Government International Bond
11.000% due 03/15/2007		8,440	8,639

Venezuela Government International Bond
6.250% due 03/30/2007		476	475
6.438% due 12/18/2007		1,107	1,107
9.125% due 06/18/2007		3,000	3,072

Total Sovereign Issues (Cost $242,582)			243,218

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Aries Vermoegensverwaltungs GmbH
6.182% due 10/25/2007	EUR	9,500	12,449

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	92,400	8,526

Total Foreign Currency-Denominated Issues (Cost $21,291)			20,975

SHORT-TERM INSTRUMENTS 48.0%

COMMERCIAL PAPER 45.4%
Abbey National N.A. LLC
5.245% due 01/08/2007		$5,100	5,025
5.260% due 11/30/2006		62,000	61,465

ANZ (Delaware), Inc.
5.340% due 10/26/2006		9,600	9,566

Bank of America Corp.
5.250% due 01/12/2007		6,100	6,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.260% due 12/14/2006	$43,900	$43,415
5.275% due 12/01/2006	1,000	991
5.400% due 11/09/2006	34,400	34,204

Bank of Ireland
5.260% due 12/05/2006	17,200	17,032
5.275% due 11/22/2006	2,300	2,283
5.365% due 10/26/2006	23,200	23,117
5.372% due 10/27/2006	50,000	49,813

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	39,100	38,623
5.385% due 10/11/2006	51,400	51,331
5.405% due 10/20/2006	11,900	11,868

BNP Paribas Finance
5.245% due 10/27/2006	55,700	55,497

Caisse d'Amortissement de la Dette Sociale
5.285% due 11/10/2006	72,300	71,886

Citigroup Funding, Inc.
5.290% due 10/18/2006	70,000	69,835

Danske Corp.
5.255% due 01/18/2007	16,600	16,333
5.265% due 12/27/2006	5,800	5,725
5.275% due 11/20/2006	5,000	4,964
5.355% due 10/26/2006	68,600	68,355
5.370% due 10/30/2006	2,300	2,290

Dexia Delaware LLC
5.370% due 10/12/2006	17,700	17,674

DnB NORBank ASA
5.250% due 01/16/2007	58,700	57,773
5.365% due 10/17/2006	13,800	13,769

Fortis Funding LLC
5.240% due 10/25/2006	35,600	35,481
5.370% due 10/24/2006	66,600	66,381

General Electric Capital Corp.
5.250% due 01/17/2007	84,800	83,448

IXIS Commercial Paper Corp.
5.250% due 10/16/2006	30,900	30,837
5.255% due 12/15/2006	2,100	2,076
5.270% due 12/20/2006	800	790
5.275% due 11/07/2006	63,100	62,767

Skandinaviska Enskilda Banken AB
5.270% due 10/27/2006	73,300	73,032
5.270% due 11/16/2006	600	596
5.285% due 11/15/2006	8,700	8,644

Societe Generale N.A.
5.245% due 01/08/2007	5,000	4,927
5.260% due 12/01/2006	5,600	5,549
5.265% due 11/17/2006	20,100	19,965
5.380% due 10/12/2006	64,500	64,404

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	1,200	1,192
5.365% due 10/25/2006	700	698

Svenska Handelsbanken, Inc.
5.240% due 11/27/2006	92,900	92,143

Swedbank
5.385% due 10/23/2006	2,500	2,492

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	94,900	94,900

UBS Finance Delaware LLC
5.205% due 01/26/2007	12,100	11,892
5.245% due 01/08/2007	5,800	5,715
5.260% due 12/01/2006	58,700	58,162
5.340% due 10/02/2006	1,700	1,700

Viacom, Inc.
5.594% due 05/29/2007	13,400	13,400

Westpac Capital Corp.
5.255% due 12/12/2006	53,000	52,430

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments Developing Local Markets Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.270% due 11/21/2006	$37,500	$37,226
5.365% due 10/16/2006	4,700	4,690

		1,574,378

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 10/02/2006	7,536	7,536

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at 7,688. Repurchase proceeds are $7,539.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
EGYPT TREASURY BILLS 0.3%
0.370% due 01/30/2007	EGP	54,000	$9,130

GERMANY TREASURY BILLS 1.0%
3.095% due 12/13/2006	EUR	28,100	35,410

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN FINANCING BILLS 1.1%
0.370% due 11/13/2006	JPY	4,500,000	$38,079

Total Short-Term Instruments (Cost $1,665,702)			1,664,533

Total Investments (b) 102.9% (Cost $3,566,343)			$3,568,001

Other Assets and Liabilities (Net) (2.9%)			(100,539)

Net Assets 100.0%			$3,467,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $97,650 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	9,332	$107
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		5,964	73
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010		11,009	8
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		21,939	37
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		21,325	321
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		16,912	419
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		5,173	64
Morgan Stanley	BRL-CDI-Compounded	Pay	17.930%	10/02/2006		8,500	58
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	98
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		34,782	223
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	(4)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	661
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	(6)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		70,000	(49)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	32
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	93
Merrill Lynch & Co., Inc.	28-day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	523
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	47

							$2,705

(d)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	64,668	10/2006	$104	$(106)	$(2)
Sell		64,668	10/2006	0	(159)	(159)
Buy		171,257	11/2006	1,697	(35)	1,662
Buy		64,668	12/2006	140	0	140
Buy		64,253	01/2007	0	(316)	(316)
Buy	CLP	15,194,000	10/2006	420	0	420
Sell		15,194,000	10/2006	0	(118)	(118)
Buy		16,756,280	11/2006	267	0	267
Buy		17,055,662	12/2006	155	0	155
Buy		27,333,200	01/2007	0	(2,316)	(2,316)
Buy		15,194,000	02/2007	111	0	111
Buy	CNY	207,713	11/2006	3	(148)	(145)
Buy		134,169	02/2007	35	0	35
Buy		146,653	03/2007	8	(55)	(47)
Buy		77,887	05/2007	55	0	55
Buy		475,800	07/2007	271	0	271
Buy		38,881	09/2007	13	0	13
Buy	COP	61,810,980	10/2006	0	(412)	(412)
Sell		24,123,000	10/2006	0	(517)	(517)
Buy		60,940,000	11/2006	0	(19)	(19)
Buy		33,409,000	01/2007	0	(18)	(18)
Buy	CZK	6,411,464	10/2006	3,126	(1,512)	1,614
Sell		2,640,051	10/2006	7	(204)	(197)
Buy		2,602,290	12/2006	206	0	206

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	51,354	10/2006	$0	$(512)	$(512)
Sell		8,750	10/2006	47	(14)	33
Sell		8,000	11/2006	230	0	230
Buy	HKD	1,252,797	10/2006	0	(827)	(827)
Sell		245,739	10/2006	53	0	53
Buy		1,509,832	11/2006	0	(436)	(436)
Buy	IDR	174,400,000	10/2006	548	(57)	491
Sell		174,000,000	10/2006	0	(29)	(29)
Buy		285,025,325	01/2007	537	(166)	371
Buy		288,370,000	02/2007	0	(270)	(270)
Buy		221,400,000	04/2007	28	(35)	(7)
Buy	ILS	235,530	10/2006	2,643	0	2,643
Sell		121,954	10/2006	2	0	2
Buy		121,954	12/2006	2	0	2
Buy	INR	938,040	10/2006	331	0	331
Sell		938,040	10/2006	0	(30)	(30)
Buy		1,339,010	11/2006	49	(233)	(184)
Buy		660,811	02/2007	226	0	226
Buy		1,606,877	04/2007	66	0	66
Buy	JPY	5,185,525	11/2006	0	(1,251)	(1,251)
Sell		4,500,000	11/2006	924	0	924
Buy	KRW	48,384,530	10/2006	405	(46)	359
Sell		48,384,530	10/2006	88	0	88
Buy		71,782,732	11/2006	44	(278)	(234)
Buy		48,384,530	01/2007	0	(87)	(87)
Buy		28,569,782	02/2007	401	0	401
Buy		18,189,514	03/2007	160	(7)	153
Buy	KZT	991,268	12/2006	0	(100)	(100)
Buy	MXN	1,480,249	10/2006	3,497	(280)	3,217
Sell		1,059,881	10/2006	0	(142)	(142)
Buy		1,365,850	11/2006	2,433	(174)	2,259
Sell		113,047	11/2006	0	(64)	(64)
Buy		1,085,097	12/2006	126	(351)	(225)
Buy		1,126,557	01/2007	161	0	161
Buy	MYR	142,232	12/2006	0	(559)	(559)
Buy		151,319	01/2007	0	(525)	(525)
Buy		18,150	03/2007	0	(39)	(39)
Buy	PLN	415,261	10/2006	900	(624)	276
Sell		415,261	10/2006	0	(204)	(204)
Buy		651,440	11/2006	150	(4,356)	(4,206)
Buy		415,261	12/2006	211	0	211
Buy	RUB	1,468,735	10/2006	439	0	439
Sell		1,468,735	10/2006	153	0	153
Buy		1,069,493	11/2006	417	(5)	412
Buy		213,512	12/2006	2	(18)	(16)
Buy		1,503,563	01/2007	0	(173)	(173)
Buy		804,895	02/2007	1,208	0	1,208
Sell		48,788	03/2007	3	0	3
Buy		1,046,726	08/2007	0	(109)	(109)
Buy	SGD	194,268	10/2006	0	(728)	(728)
Buy		264,997	11/2006	1	(1,453)	(1,452)
Buy		185,974	01/2007	0	(48)	(48)
Buy		103,315	02/2007	0	(545)	(545)
Buy	SKK	3,227,494	10/2006	2,538	0	2,538
Sell		1,448,589	10/2006	128	(97)	31
Buy		1,143,730	11/2006	116	(50)	66
Sell		9,096	11/2006	0	(9)	(9)
Buy	THB	847,535	10/2006	323	(31)	292
Buy		1,322,932	11/2006	0	(173)	(173)
Sell		149,078	11/2006	0	(50)	(50)
Buy		449,263	12/2006	0	(10)	(10)
Buy	TRY	80,714	10/2006	3,551	(45)	3,506
Sell		80,714	10/2006	0	(129)	(129)
Buy		201,050	11/2006	1,998	(4,491)	(2,493)
Buy		80,714	01/2007	64	0	64
Buy	TWD	1,561,383	11/2006	0	(1,998)	(1,998)
Buy		427,863	02/2007	0	(246)	(246)
Buy	ZAR	538,662	10/2006	0	(9,115)	(9,115)
Sell		538,662	10/2006	1,300	0	1,300
Buy		780,962	11/2006	0	(13,758)	(13,758)
Sell		40,563	11/2006	1,407	0	1,407
Buy		584,998	12/2006	0	(1,396)	(1,396)

				$34,528	$(52,308)	$(17,780)

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 2.4%
Allied Waste North America, Inc.
5.042% due 01/15/2012	$1,119	$1,116
7.170% due 01/15/2012	1,390	1,387
7.210% due 01/15/2012	474	473
7.270% due 01/15/2012	1,017	1,015

Amadeus Global Travel Distribution S.A.
8.117% due 04/08/2013	2,500	2,520
8.617% due 04/08/2014	2,500	2,529

Appleton Papers, Inc.
7.620% due 06/11/2010	1	1
7.640% due 06/09/2010	121	121
7.650% due 06/11/2010	121	121

Charter Communications Operating LLC
8.125% due 04/25/2013	3,500	3,519

CSC Holdings, Inc.
7.080% due 02/24/2013	5	5
7.110% due 02/24/2013	849	847
7.122% due 03/29/2013	573	571
7.218% due 03/29/2013	573	571

Georgia-Pacific Corp.
7.367% due 12/20/2012	1,484	1,494
7.390% due 12/20/2012	6,095	6,114
7.485% due 12/20/2012	381	382

Hertz Corp.
5.390% due 12/21/2012	222	224
7.580% due 12/21/2012	506	509
7.610% due 12/21/2012	75	76
7.700% due 12/21/2012	683	688
7.730% due 12/21/2012	506	509

Ineos Group Holdings PLC
7.611% due 10/07/2013	1,500	1,513
8.111% due 10/07/2014	1,500	1,520

Kingdom of Morocco
5.688% due 01/05/2009	37	37

Lukoil Finance Ltd.
5.000% due 01/11/2009	5,000	4,974

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	2,000	1,981
8.749% due 04/08/2012	2,000	1,983

Reynolds American, Inc.
7.250% due 05/31/2012	81	81
7.312% due 05/31/2012	2,419	2,434

Shackleton Re Ltd.
12.968% due 08/01/2008	1,500	1,496
13.468% due 08/01/2008	500	501
13.489% due 02/07/2008	500	503

Total Bank Loan Obligations (Cost $41,790)		41,815

CORPORATE BONDS & NOTES 53.2%

BANKING & FINANCE 15.1%
AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,711

AES Ironwood LLC
8.857% due 11/30/2025	1,628	1,807

AES Red Oak LLC
8.540% due 11/30/2019	2,692	2,880

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	248

American Honda Finance Corp.
4.500% due 05/26/2009	500	492

American International Group, Inc.
2.875% due 05/15/2008	1,000	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	$1,000	$1,013

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	5,500	5,451

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,994

Banco Santander Chile
5.740% due 12/09/2009	5,000	5,017

Bank of America Corp.
3.875% due 01/15/2008	920	905

BankAmerica Instit-A
8.070% due 12/31/2026	500	522

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,675
7.500% due 09/19/2007	2,500	2,557
8.250% due 09/19/2027	570	700

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	2,600	2,834

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	974
5.715% due 01/31/2011	7,500	7,520
5.785% due 01/30/2009	3,000	3,019

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	482

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,086

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	985

CIT Group, Inc.
5.460% due 12/19/2007	5,100	5,107

Citicorp
6.375% due 11/15/2008	400	410

Citigroup Capital II
7.750% due 12/01/2036	100	104

Citigroup, Inc.
6.000% due 02/21/2012	650	676

Columbia University
6.875% due 12/15/2015	500	545

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,404

Crestar Capital Trust I
8.160% due 12/15/2026	500	522

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	5,000	4,925

Dow Jones CDX High Yield Index
7.375% due 06/29/2011	8,000	8,124

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,968
5.250% due 07/29/2014	6,625	6,571

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,965

First Empire Capital Trust II
8.277% due 06/01/2027	500	527

Ford Motor Credit Co.
7.375% due 02/01/2011	10,950	10,520

Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	384

Frank Russell Co.
5.625% due 01/15/2009	500	505

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,438

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.450% due 01/15/2013	$5,000	$5,068
5.620% due 10/21/2010	4,500	4,510
5.875% due 02/15/2012	500	517

General Motors Acceptance Corp.
6.407% due 01/16/2007	300	300
6.750% due 12/01/2014	600	587
7.250% due 03/02/2011	5,250	5,285

General RE Corp.
9.000% due 09/12/2009	500	552

Genworth Global Funding Trusts
5.450% due 02/10/2009	2,600	2,604

Goldman Sachs Group LP
7.200% due 11/01/2006	500	501

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,178
5.250% due 10/15/2013	2,400	2,372
5.477% due 12/22/2008	4,800	4,807
5.585% due 07/29/2008	5,000	5,011
5.700% due 09/01/2012	165	168
5.841% due 07/23/2009	2,150	2,166
6.125% due 02/15/2033	45	45
7.350% due 10/01/2009	500	530

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,466

HBOS PLC
5.920% due 09/29/2049	5,000	4,845

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,907

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	382

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,369

HSBC Finance Corp.
4.125% due 12/15/2008	500	489
4.750% due 07/15/2013	120	116
6.400% due 06/17/2008	950	968

HSBC Holdings PLC
6.500% due 05/02/2036	800	852

Industrial Bank of Korea
4.000% due 05/19/2014	30	29

Intergas Finance BV
6.875% due 11/04/2011	1,000	1,024

International Lease Finance Corp.
5.907% due 01/15/2010	3,000	3,024

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	1,007

Kazkommerts International BV
8.500% due 04/16/2013	350	367

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,945

Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	2,500	2,504
5.601% due 01/23/2009	5,000	5,008

M&I Capital Trust A
7.650% due 12/01/2026	500	519

MBNA Capital B
6.289% due 02/01/2027	3,000	2,997

Merrill Lynch & Co., Inc.
5.575% due 01/30/2009	5,100	5,108

MetLife, Inc.
5.375% due 12/15/2012	45	45

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	643

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	$3,000	$3,140
8.790% due 12/29/2049	450	474

Morgan Stanley
5.748% due 01/18/2011	4,700	4,715

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,424

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	725
7.250% due 03/01/2012	2,315	2,533

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	609

Pemex Finance Ltd.
8.020% due 05/15/2007	139	140
9.690% due 08/15/2009	798	865

Petroleum Export Ltd.
5.265% due 06/15/2011	8,174	7,949

Petroleum Export Ltd. II
6.340% due 06/20/2011	4,084	4,005

Prudential Financial, Inc.
4.104% due 11/15/2006	1,289	1,287

Rabobank Capital Funding II
5.260% due 12/29/2049	860	843

Residential Capital Corp.
6.375% due 06/30/2010	750	759

Riggs Capital Trust
8.625% due 12/31/2026	1,345	1,411

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,225

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	5,300	5,306
9.118% due 03/31/2049	500	558

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	2,350	2,450

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	511

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,047

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	559

Tenneco, Inc.
8.625% due 11/15/2014	2,650	2,630
10.250% due 07/15/2013	2,700	2,943

TNB Capital L Ltd.
5.250% due 05/05/2015	570	560

TNK-BP Finance S.A.
7.500% due 07/18/2016	3,850	4,080
7.500% due 07/18/2016	3,000	3,140

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,514

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	268

Universal City Development Partners
11.750% due 04/01/2010	500	541

Ventas Realty LP
6.500% due 06/01/2016	400	400
6.750% due 04/01/2017	1,785	1,805
8.750% due 05/01/2009	750	802
9.000% due 05/01/2012	800	896

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	10,100	10,146
8.385% due 07/30/2007	1,400	1,432

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.250% due 08/01/2014	$500	$495

Wells Fargo & Co.
5.600% due 01/12/2011	7,200	7,212

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,109

		266,856

INDUSTRIALS 27.8%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,000	915

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,893
8.850% due 08/01/2030	745	629

Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,515

Allied Waste North America, Inc.
7.250% due 03/15/2015	5,500	5,486
7.875% due 04/15/2013	2,000	2,055
8.500% due 12/01/2008	995	1,047

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,570

AmeriGas Partners LP
7.125% due 05/20/2016	3,200	3,168
7.250% due 05/20/2015	500	501

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	518

Argo-Tech Corp.
9.250% due 06/01/2011	10	10

Armor Holdings, Inc.
8.250% due 08/15/2013	325	338

ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,406

AstraZeneca PLC
5.400% due 06/01/2014	500	504

Atlantic Richfield Co.
8.530% due 02/27/2012	500	578

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	954

BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015	7,300	7,218
6.750% due 11/01/2013	1,500	1,621

Boise Cascade LLC
8.382% due 10/15/2012	500	505

BorgWarner, Inc.
7.000% due 11/01/2006	500	500

Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,440

Boyd Gaming Corp.
7.125% due 02/01/2016	1,500	1,459

Brinker International, Inc.
5.750% due 06/01/2014	500	489

Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,836

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	515
7.500% due 09/01/2009	5,000	5,230
8.875% due 09/15/2008	335	352

CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,790

CBS Corp.
5.625% due 08/15/2012	3,500	3,465

CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	$1,500	$1,628

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,025

Charter Communications Operating LLC
8.375% due 04/30/2014	2,100	2,145

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,182
6.875% due 01/15/2016	2,760	2,712
7.500% due 06/15/2014	500	508

Clear Channel Communications, Inc.
5.750% due 01/15/2013	400	385
7.650% due 09/15/2010	340	359

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	485

CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,927

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,329

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	360

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,139
7.125% due 06/15/2013	2,130	2,299

Comcast Corp.
5.300% due 01/15/2014	2,000	1,951
5.500% due 03/15/2011	500	503
5.900% due 03/15/2016	2,900	2,907
6.500% due 01/15/2015	100	105
7.050% due 03/15/2033	200	215

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	502

Cox Communications, Inc.
7.125% due 10/01/2012	725	774

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	432
7.750% due 11/15/2015	525	534

CSC Holdings, Inc.
7.625% due 04/01/2011	2,300	2,372
7.875% due 02/15/2018	275	287
8.125% due 08/15/2009	25	26

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	5,100	5,102
5.740% due 11/17/2006	2,000	2,001
5.820% due 03/13/2009	4,200	4,205
5.870% due 09/10/2007	1,632	1,636

DaVita, Inc.
7.250% due 03/15/2015	2,950	2,913

Delhaize America, Inc.
8.050% due 04/15/2027	600	641
9.000% due 04/15/2031	3,400	4,000

Dex Media West LLC
9.875% due 08/15/2013	5,555	6,027

DirecTV Holdings LLC
6.375% due 06/15/2015	1,000	945
8.375% due 03/15/2013	1,300	1,354

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	259

Dresser, Inc.
10.125% due 04/15/2011	2,450	2,576

DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,570

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EchoStar DBS Corp.
7.125% due 02/01/2016	$3,000	$2,914
8.758% due 10/01/2008	2,000	2,025

Education Management LLC
10.250% due 06/01/2016	1,600	1,644

El Paso Corp.
6.375% due 02/01/2009	1,500	1,504
6.950% due 06/01/2028	500	472
7.375% due 12/15/2012	6,200	6,332
7.625% due 09/01/2008	175	180
7.750% due 06/15/2010	1,900	1,976
7.875% due 06/15/2012	620	646
8.050% due 10/15/2030	550	575

El Paso Natural Gas Co.
7.625% due 08/01/2010	200	207

El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,160

Enterprise Products Operating LP
4.000% due 10/15/2007	700	689
4.625% due 10/15/2009	1,100	1,076
4.950% due 06/01/2010	600	587

Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,382
10.625% due 05/01/2011	40	43

Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	527

Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,208

Fisher Communications, Inc.
8.625% due 09/15/2014	500	521

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,299

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	990

Gaz Capital for Gazprom
8.625% due 04/28/2034	1,000	1,247

Gazprom International S.A.
7.201% due 02/01/2020	350	368

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,757	2,740

Georgia-Pacific Corp.
8.000% due 01/15/2024	5,720	5,663
8.125% due 05/15/2011	800	824

Greif, Inc.
8.875% due 08/01/2012	495	520

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	639

Hanover Compressor Co.
8.625% due 12/15/2010	500	522

Hanover Equipment Trust
8.500% due 09/01/2008	443	451
8.750% due 09/01/2011	2,000	2,090

HCA, Inc.
5.500% due 12/01/2009	4,700	4,718
6.750% due 07/15/2013	3,100	2,631
6.950% due 05/01/2012	1,100	967
7.190% due 11/15/2015	1,700	1,424
7.875% due 02/01/2011	150	144

Hertz Corp.
8.875% due 01/01/2014	1,300	1,368

Hess Corp.
6.650% due 08/15/2011	810	851
7.300% due 08/15/2031	425	480

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hewlett-Packard Co.
6.500% due 07/01/2012	$500	$530

HJ Heinz Co.
6.428% due 12/01/2008	5,100	5,208

Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,223

Hospira, Inc.
4.950% due 06/15/2009	500	495

Host Marriott LP
7.000% due 08/15/2012	2,250	2,287

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,976

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,723

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,645

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	5,704

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	1,000	1,017

International Paper Co.
6.750% due 09/01/2011	220	234

Invensys PLC
9.875% due 03/15/2011	325	353

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	329	317

L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,466

Lyondell Chemical Co.
8.000% due 09/15/2014	2,500	2,544

Mandalay Resort Group
7.625% due 07/15/2013	6,100	6,054
9.375% due 02/15/2010	1,534	1,647
9.500% due 08/01/2008	750	799
10.250% due 08/01/2007	100	104

Marathon Oil Corp.
6.000% due 07/01/2012	500	515

MGM Mirage
6.000% due 10/01/2009	2,000	1,985
9.750% due 06/01/2007	230	237

Miller Brewing Co.
5.500% due 08/15/2013	1,000	992

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	31,580	37,476

Nalco Co.
7.750% due 11/15/2011	2,825	2,896
8.875% due 11/15/2013	400	419

Norfolk Southern Corp.
5.640% due 05/17/2029	164	160
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	900	954
10.750% due 07/15/2016	300	322

Northwest Airlines, Inc.
7.691% due 04/01/2017	1,088	1,043

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,137

Novelis, Inc.
8.250% due 02/15/2015	2,800	2,674

Oracle Corp.
5.000% due 01/15/2011	10,000	9,914
5.730% due 01/13/2009	8,000	8,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	$2,000	$1,910
8.750% due 11/15/2012	750	795
8.875% due 02/15/2009	659	680

Peabody Energy Corp.
6.875% due 03/15/2013	1,300	1,287

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	9,890
5.991% due 12/03/2012	7,100	7,091
6.690% due 06/15/2010	700	716
7.307% due 10/15/2009	3,500	3,622
7.375% due 12/15/2014	13,006	14,092
8.000% due 11/15/2011	1,800	1,981
8.625% due 02/01/2022	517	622
9.125% due 10/13/2010	500	561
9.250% due 03/30/2018	4,068	5,030
9.375% due 12/02/2008	203	218

Petrobras International Finance Co.
7.750% due 09/15/2014	500	556

Petronas Capital Ltd.
7.000% due 05/22/2012	250	269

Pioneer Natural Resources Co.
6.875% due 05/01/2018	2,000	2,009

Premark International, Inc.
6.875% due 11/15/2008	500	518

Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,676

Qwest Communications International, Inc.
7.250% due 02/15/2011	4,975	5,000
7.500% due 02/15/2014	13,375	13,475

Reynolds American, Inc.
7.625% due 06/01/2016	4,300	4,482

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,871

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	990

Roseton
7.270% due 11/08/2010	3,050	3,098
7.670% due 11/08/2016	1,000	1,021

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	567

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,540

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	3,078

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	487

SemGroup LP
8.750% due 11/15/2015	1,350	1,369

Seneca Gaming Corp.
7.250% due 05/01/2012	1,500	1,507

Service Corp. International
7.375% due 10/01/2014 (a)	430	435
7.625% due 10/01/2018 (a)	400	404

Sheraton Holding Corp.
7.375% due 11/15/2015	7,345	7,473

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,042

Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,410

Smurfit Kappa Funding PLC
9.625% due 10/01/2012	2,260	2,396

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	$5,200	$5,018
9.750% due 02/01/2011	301	312

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,010

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	500	527

Station Casinos, Inc.
6.500% due 02/01/2014	700	659
6.875% due 03/01/2016	3,000	2,827
7.750% due 08/15/2016	1,500	1,564

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,536

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,020

Target Corp.
4.875% due 05/15/2018	250	239

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	265
7.375% due 02/01/2013	500	453
9.250% due 02/01/2015	500	484
9.875% due 07/01/2014	750	751

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,379

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,188
6.875% due 05/01/2012	2,625	2,779
7.700% due 05/01/2032	200	224

Triad Hospitals, Inc.
7.000% due 11/15/2013	3,350	3,270

Trinity Industries, Inc.
6.500% due 03/15/2014	800	786

TRW Automotive, Inc.
9.375% due 02/15/2013	4,341	4,645

Tyco International Group S.A.
6.375% due 10/15/2011	445	467
6.750% due 02/15/2011	500	529

UGS Corp.
10.000% due 06/01/2012	950	1,031

Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,256

United Airlines, Inc.
6.201% due 03/01/2010	659	660

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,192

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,000	1,011

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,295

VWR International, Inc.
8.000% due 04/15/2014	1,500	1,521

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	964
8.800% due 12/30/2014	500	607

Walt Disney Co.
6.200% due 06/20/2014	500	527
6.375% due 03/01/2012	640	673

Waste Management, Inc.
7.375% due 08/01/2010	900	965
7.650% due 03/15/2011	270	293

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,500
7.500% due 01/15/2031	3,500	3,474
7.625% due 07/15/2019	1,500	1,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.750% due 06/15/2031	$115	$116
7.875% due 09/01/2021	5,000	5,250

Windstream Corp.
8.625% due 08/01/2016	1,150	1,236

Wyeth
6.450% due 02/01/2024	300	320

Wynn Las Vegas LLC
6.625% due 12/01/2014	6,530	6,367

Xerox Corp.
6.400% due 03/15/2016	5,000	5,000
7.625% due 06/15/2013	640	675

Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,080

		493,161

UTILITIES 10.3%
AES Corp.
8.750% due 05/15/2013	6,040	6,508

America Movil S.A. de C.V.
5.500% due 03/01/2014	3,380	3,306
5.750% due 01/15/2015	15,400	15,205

American Cellular Corp.
10.000% due 08/01/2011	1,425	1,500

AT&T Corp.
6.000% due 03/15/2009	260	264
7.300% due 11/15/2011	947	1,028

Beaver Valley II Funding
9.000% due 06/01/2017	325	368

Boston Edison Co.
7.800% due 05/15/2010	500	543

British Telecommunications PLC
8.375% due 12/15/2010	2,240	2,512

Carolina Power & Light Co.
5.125% due 09/15/2013	750	739

Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,263

Citizens Communications Co.
7.000% due 11/01/2025	400	347
9.000% due 08/15/2031	2,770	2,985

CMS Energy Corp.
6.875% due 12/15/2015	1,450	1,472
7.500% due 01/15/2009	2,800	2,898

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	702

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,467

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,456

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,612
5.700% due 09/17/2012	260	262

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,494
5.625% due 11/30/2012	225	228

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,364

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	97
5.800% due 12/01/2009	2,600	2,595
6.140% due 12/08/2008	3,500	3,508

FirstEnergy Corp.
5.500% due 11/15/2006	270	270

Florida Power Corp.
5.802% due 11/14/2008	5,000	5,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	$2,450	$2,530

Homer City Funding LLC
8.734% due 10/01/2026	1,475	1,641

Insight Midwest LP
9.750% due 10/01/2009	500	510
10.500% due 11/01/2010	1,250	1,300

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,271
8.625% due 11/14/2011	4,125	4,445

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,150	1,063

KT Corp.
4.875% due 07/15/2015	3,000	2,846

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	306

Midwest Generation LLC
8.560% due 01/02/2016	355	377
8.750% due 05/01/2034	3,750	4,022

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,017

MSW Energy Holdings LLC
8.500% due 09/01/2010	900	931

Nevada Power Co.
5.875% due 01/15/2015	450	450
6.500% due 05/15/2018	8,025	8,381

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,451

Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,057
7.375% due 08/01/2015	6,625	6,842

NiSource Finance Corp.
3.200% due 11/01/2006	1,437	1,434
5.968% due 11/23/2009	7,000	7,004

NRG Energy, Inc.
7.250% due 02/01/2014	1,700	1,692
7.375% due 02/01/2016	5,500	5,479

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,507

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	513

Progress Energy, Inc.
7.000% due 10/30/2031	170	191
7.100% due 03/01/2011	10,215	10,960

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,284

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,892
5.500% due 12/01/2015	900	882
6.950% due 06/01/2012	270	287
7.750% due 04/15/2011	1,000	1,086

Qwest Corp.
7.500% due 10/01/2014	5,000	5,188
8.875% due 03/15/2012	1,790	1,962

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,140	1,105

Reliant Energy, Inc.
6.750% due 12/15/2014	2,725	2,606
9.500% due 07/15/2013	50	52

Rogers Wireless, Inc.
6.375% due 03/01/2014	500	501
7.250% due 12/15/2012	2,000	2,102

Rural Cellular Corp.
9.875% due 02/01/2010	1,800	1,886

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Power Co.
6.000% due 05/15/2016	$1,700	$1,713

South Point Energy Center LLC
8.400% due 05/30/2012	1,060	1,034

Suncom Wireless, Inc.
8.500% due 06/01/2013	2,050	1,912

TECO Energy, Inc.
6.750% due 05/01/2015	6,750	6,952
7.500% due 06/15/2010	1,300	1,372

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,801

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	470
5.535% due 08/15/2007	1,900	1,902

Verizon New England, Inc.
6.500% due 09/15/2011	625	642

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	501

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	235

		181,617

Total Corporate Bonds & Notes (Cost $942,870)		941,634

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	512

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	493

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	494

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2000
7.410% due 02/01/2021	500	575

Total Municipal Bonds & Notes (Cost $2,119)		2,074

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae
3.000% due 08/25/2009	3	3
4.274% due 02/01/2035	828	824
5.000% due 12/01/2013 - 03/01/2021	8,539	8,405
5.500% due 12/01/2032 - 10/01/2036	156,929	154,765
5.632% due 03/01/2044	385	388
6.000% due 10/01/2036	120,500	121,065
6.278% due 03/01/2011	425	440
6.500% due 08/01/2011	95	96
8.000% due 06/01/2008	81	82

Farm Credit Bank
7.561% due 11/29/2049	500	538

Federal Home Loan Bank
4.060% due 08/25/2009	324	316

Freddie Mac
4.000% due 04/15/2022	1,200	1,183
5.000% due 06/15/2016 - 09/15/2024	2,758	2,745
5.500% due 09/15/2017	648	652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.632% due 10/25/2044 - 02/25/2045	$659	$665
6.500% due 07/25/2043	29	29

Government National Mortgage Association
2.876% due 06/16/2012	677	668
3.956% due 09/16/2021	563	551
4.045% due 07/16/2020	755	739
4.385% due 08/16/2030	1,500	1,473
5.153% due 06/16/2023	535	537
6.569% due 09/16/2026	1,000	1,059
7.000% due 09/20/2007	10	11
8.000% due 11/15/2006 - 11/15/2007	8	9
9.000% due 10/15/2008 - 11/15/2008	6	7
9.250% due 12/20/2019 - 06/20/2021	23	25
9.500% due 07/15/2009 - 12/20/2020	12	13
10.000% due 07/15/2013	21	23

New Valley Generation
7.299% due 03/15/2019	850	937

Private Export Funding Corp.
4.550% due 05/15/2015	750	730
5.750% due 01/15/2008	500	504

Small Business Administration
4.340% due 03/01/2024	311	296
4.504% due 02/01/2014	147	143
5.130% due 09/01/2023	60	60
5.886% due 09/01/2011	536	548

Total U.S. Government Agencies (Cost $299,282)		300,529

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	216	212

Total U.S. Treasury Obligations (Cost $221)		212

MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Large Loan
5.450% due 01/15/2019	2,969	2,971

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	66	66
4.799% due 01/25/2034	30	30

Chase Commercial Mortgage Securities
7.631% due 07/15/2032	500	540

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	180	179

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
3.848% due 10/19/2032	38	38
5.560% due 05/25/2035	668	669
5.600% due 05/25/2034	5	5

Credit Suisse Mortgage Capital Certificates
5.681% due 02/15/2039	5,000	5,073

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,205
5.435% due 09/15/2034	525	530

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	999

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,286

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	419	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	$8,400	$8,323
5.506% due 12/12/2044	4,985	5,035

MASTR Adjustable Rate Mortgages Trust
5.048% due 11/25/2033	140	140
5.146% due 08/25/2034	272	268

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	4,695	4,702

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,015

Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.427% due 02/27/2034	30	31
5.600% due 12/25/2027	769	769

Total Mortgage-Backed Securities (Cost $55,165)		55,317

ASSET-BACKED SECURITIES 1.3%
ACE Securities Corp.
5.410% due 02/25/2036	765	765

Argent Securities, Inc.
5.410% due 03/25/2036	1,087	1,087
5.470% due 02/25/2036	1,648	1,649

Asset-Backed Funding Certificates
5.440% due 06/25/2035	34	34

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	238	238

CPL Transition Funding LLC
6.250% due 01/15/2017	750	805

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	797

First NLC Trust
5.450% due 02/25/2036	2,091	2,092

Fremont Home Loan Trust
5.420% due 01/25/2036	943	943

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	56	56

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	695

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	909	910
5.420% due 01/25/2036	858	859

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	665	656

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	1,959	1,961

Morgan Stanley Capital I
5.400% due 02/25/2036	2,274	2,276

Nelnet Student Loan Trust
5.378% due 08/23/2011	928	929

Park Place Securities, Inc.
5.440% due 09/25/2035	34	34

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	252	254

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	1,124	1,125

Residential Asset Securities Corp.
5.400% due 07/25/2036	1,852	1,853
5.410% due 01/25/2036	981	982

SLM Student Loan Trust
5.455% due 01/25/2013	717	717

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.440% due 05/25/2035	$43	$43

Structured Asset Securities Corp.
5.460% due 12/25/2035	1,052	1,053

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	641	652

Total Asset-Backed Securities (Cost $23,405)		23,465

SOVEREIGN ISSUES 16.9%
Argentina Bonos
5.590% due 08/03/2012	13,000	9,158

Brazilian Government International Bond
7.125% due 01/20/2037	3,335	3,413
7.875% due 03/07/2015	5,640	6,196
8.000% due 01/15/2018	23,250	25,598
8.250% due 01/20/2034	12,970	14,948
8.750% due 02/04/2025	2,830	3,378
8.875% due 10/14/2019	8,400	9,983
8.875% due 04/15/2024	2,907	3,503
10.000% due 08/07/2011	7,750	9,133
10.125% due 05/15/2027	650	874
10.250% due 06/17/2013	1,100	1,346
11.000% due 01/11/2012	15,275	18,742
11.000% due 08/17/2040	12,500	16,297

Chile Government International Bond
5.500% due 01/15/2013	635	640
7.125% due 01/11/2012	1,157	1,250

China Development Bank
5.000% due 10/15/2015	500	484

Colombia Government International Bond
8.250% due 12/22/2014	5,000	5,545
9.750% due 04/23/2009	45	49
10.000% due 01/23/2012	941	1,101
10.375% due 01/28/2033	275	375
10.750% due 01/15/2013	8,800	10,789
11.750% due 02/25/2020	725	1,019

Croatia Government International Bond
6.375% due 07/31/2010	111	112

Ecuador Government International Bond
10.000% due 08/15/2030	2,610	2,395

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,152
10.250% due 11/08/2011	1,000	1,183

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,187

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,857

Korea Development Bank
4.750% due 07/20/2009	2,250	2,219
5.679% due 11/22/2012	7,500	7,521
5.750% due 09/10/2013	385	393
5.900% due 10/20/2009	2,300	2,317

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,483
5.125% due 05/20/2015	750	732

Malaysia Government International Bond
7.500% due 07/15/2011	899	980
8.750% due 06/01/2009	255	277

Mexico Government International Bond
5.625% due 01/15/2017	1,010	1,000
5.875% due 01/15/2014	1,745	1,789
7.500% due 04/08/2033	840	971
8.000% due 09/24/2022	45	54
8.125% due 12/30/2019	715	860
8.300% due 08/15/2031	4,868	6,083
9.875% due 02/01/2010	115	132

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
11.375% due 09/15/2016		$30	$43
11.500% due 05/15/2026		1,000	1,586

Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,540

Panama Government International Bond
6.700% due 01/26/2036		6,424	6,392
7.250% due 03/15/2015		2,325	2,494
8.875% due 09/30/2027		500	621
9.375% due 07/23/2012		1,843	2,168
9.375% due 04/01/2029		75	97
9.625% due 02/08/2011		442	507

Peru Government International Bond
5.000% due 03/07/2017		3,059	3,028
8.750% due 11/21/2033		1,000	1,230
9.125% due 02/21/2012		1,586	1,828
9.875% due 02/06/2015		447	555

Poland Government International Bond
4.000% due 10/27/2024		55	50

Republic of Korea
4.875% due 09/22/2014		2,100	2,043

Russia Government International Bond
5.000% due 03/31/2030		15,826	17,701
11.000% due 07/24/2018		500	723
12.750% due 06/24/2028		500	899

South Africa Government International Bond
6.500% due 06/02/2014		7,500	7,894
7.375% due 04/25/2012		2,730	2,959
9.125% due 05/19/2009		750	817

Ukraine Government International Bond
6.875% due 03/04/2011		780	792
7.650% due 06/11/2013		16,725	17,702
8.902% due 08/05/2009		1,700	1,809
11.000% due 03/15/2007		93	96

Uruguay Government International Bond
7.500% due 03/15/2015		4,850	5,063
8.000% due 11/18/2022		2,500	2,650

Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,835
6.000% due 12/09/2020		5,000	4,487
6.511% due 04/20/2011		1,500	1,487
8.500% due 10/08/2014		2,000	2,220
9.250% due 09/15/2027		3,640	4,466
9.375% due 01/13/2034		6,100	7,555
10.750% due 09/19/2013		1,980	2,426

Total Sovereign Issues (Cost $286,188)			300,281

FOREIGN CURRENCY-DENOMINATED ISSUES 9.9%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400	4,474

Argentina Bonos
2.000% due 09/30/2014	ARS	10,700	3,585

Banque Centrale de Tunisie
6.250% due 02/20/2013	EUR	2,820	3,918

BCM Ireland Finance Ltd.
8.215% due 08/15/2016		1,900	2,497

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,677

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,368

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,509

El Paso Corp.
7.125% due 05/06/2009		600	796

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,815

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	$3,181

Gaz Capital for Gazprom
5.875% due 06/01/2015		4,000	5,350
7.800% due 09/27/2010		3,500	4,953

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,310

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,110

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,514

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,116

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,259

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,098

JSG Holding PLC
5.562% due 01/12/2013	EUR	94	120
5.650% due 01/12/2013		73	93
5.754% due 01/12/2013		63	80
5.964% due 11/29/2013		566	722
6.090% due 01/12/2014		63	80
6.150% due 01/12/2014		73	93
6.464% due 01/12/2014		94	120
6.464% due 11/29/2014		566	722

Lecta S.A.
5.876% due 03/13/2009		2,514	3,158

Lighthouse International Co. S.A.
8.000% due 04/30/2014		5,300	7,284

Mexican Bonos
8.000% due 12/17/2015	MXN	11,000	987

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,702

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014	EUR	2,100	2,688
6.036% due 11/30/2014		2,100	2,700
8.250% due 05/01/2016		3,300	4,540

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,055

QBE International Holdings PLC
8.138% due 08/03/2020	AUD	3,000	2,319

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,229

Rhodia S.A.
8.000% due 06/01/2010		2,000	2,695

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,852

Rogers Wireless, Inc.
7.625% due 12/15/2011		500	484

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,127

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	964

Smurfit Kappa Funding PLC
5.741% due 11/29/2013	EUR	229	293
5.835% due 01/12/2013		126	160
6.241% due 11/29/2014		229	293
6.335% due 01/12/2014		126	161
10.125% due 10/01/2012		2,000	2,796

South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,379

Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014		3,500	4,474

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telecom Italia Finance S.A.
6.575% due 07/30/2009	EUR	4,870	$6,544

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	9,191

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,169

Ukraine Government International Bond
10.000% due 03/15/2007		1,881	2,453

UPC Broadband Holding BV
5.507% due 03/31/2013		1,855	2,351
5.509% due 12/31/2013		2,100	2,664

UPC Holding BV
7.750% due 01/15/2014		2,300	2,807

Veolia Environnement
4.875% due 05/28/2013		3,460	4,548

Weather Investments II SARL
5.505% due 06/17/2012		2,100	2,660

Wind Acquisitions SARL
6.298% due 06/17/2013		2,100	2,670
6.798% due 06/17/2014		1,050	1,341

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,252

Total Foreign Currency-Denominated Issues (Cost $171,403)			174,550

		SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	EUR	1,335	$1,362

Total Preferred Stocks (Cost $1,437)			1,362

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.1%

COMMERCIAL PAPER 1.7%
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		$30,000	30,000

UBS Finance Delaware LLC
5.245% due 01/08/2007		200	197

			30,197

REPURCHASE AGREEMENTS 1.7%
Lehman Brothers, Inc.
5.050% due 10/02/2006		31,000	31,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $31,711. Repurchase proceeds are $31,013.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$1,164	$1,164

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,191. Repurchase proceeds are $1,164.)

U.S. TREASURY BILLS 0.6%
4.794% due 11/30/2006 - 12/14/2006 (b)(e)	10,830	10,712

Total Short-Term Instruments (Cost $73,087)		73,073

PURCHASED OPTIONS (g) 0.0%
(Cost $42)		28

Total Investments (d) 108.1% (Cost $1,897,009)		$1,914,340

Written Options (h) (0.2%) (Premiums $1,267)		(2,826)

Other Assets and Liabilities (Net) (7.9%)		(140,469)

Net Assets 100.0%		$1,771,045

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $8,341 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $10,712 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	996	$614
90-Day Eurodollar December Futures	Long	12/2008	101	32
90-Day Eurodollar June Futures	Long	06/2007	3,333	2,010
90-Day Eurodollar June Futures	Long	06/2008	313	196
90-Day Eurodollar June Futures	Long	06/2009	121	42
90-Day Eurodollar March Futures	Long	03/2008	759	553
90-Day Eurodollar March Futures	Long	03/2009	101	33
90-Day Eurodollar September Futures	Long	09/2007	1,448	671
90-Day Eurodollar September Futures	Long	09/2007	911	409
90-Day Eurodollar September Futures	Long	09/2008	186	51
Euro-Bund 10-Year Note December Futures	Long	12/2006	349	282
U.S. Treasury 10-Year Note December Futures	Long	12/2006	162	190

				$5,083

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%	06/20/2011	EUR	4,900	$51
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.525%	06/20/2011		6,975	69
Morgan Stanley	Dow Jones ITRAX 4EU2 Index	Sell	0.350%	12/20/2010		43,600	208
Morgan Stanley	Dow Jones ITRAX 5EU2 Index	Sell	0.400%	06/20/2011		2,500	3
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011		3,900	(3)
UBS AG	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.520%	09/20/2011		3,900	(41)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011		3,900	(4)
Wachovia Bank N.A.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.525%	09/20/2011		3,900	(40)

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008	$2,000	$3
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011	11,500	128
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011	3,900	80
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011	4,000	4
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	6,000	31
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	6,000	33
Barclays Bank PLC	Celestica Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	2,100	13
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%	)	06/20/2015	12,900	(111)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016	3,900	66
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016	2,000	11
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	3,000	(31)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	3,000	(26)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	6,300	86
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009	4,000	(2)
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	17,200	48
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%	)	03/20/2008	1,000	(6)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%		03/20/2011	3,000	102
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%		09/20/2011	1,000	60
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%	)	03/20/2013	2,000	(75)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	1,000	17
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	7,200	227
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	17,000	5
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%		06/20/2011	23,500	300
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	15,000	72
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%		09/04/2013	810	108
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%		09/05/2013	350	46
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%		09/17/2013	200	24
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	210	17
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	9,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	3,300	242
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,900	536
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	6,000	39
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%		08/19/2013	200	28
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	650	4
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	3,000	(35)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	228
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	120
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	46
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(93)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	14
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	28
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	14
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	40,000	207
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	1,500	35
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Buy	(0.650%	)	06/20/2016	28,900	(12)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%	)	03/20/2008	1,000	(7)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%		03/20/2011	3,000	106
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	57
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%	)	03/20/2013	2,000	(78)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	4,500	446
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	4,300	100
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	22
Morgan Stanley	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	52
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	47
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	490	45
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	40	4
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	12
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	700	2
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	36
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	25

							$3,755

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments  Diversified Income Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010	BRL	23,800	$0
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		15,000	226
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		8,120	201
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010		1,700	0
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	40,200	(1,223)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	(110)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.505%	09/26/2016	HUF	3,500,000	71
Citibank N.A.	6-month EUR-LIBOR	Receive	7.530%	09/27/2016		1,500,000	(45)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.540%	09/27/2016		3,800,000	(126)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	26
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	(14)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	(17)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		76,000	(33)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	42
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	95
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	26
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$43,350	(1,286)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		23,700	(123)

							$(2,290)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$93.375	12/18/2006	190	$2	$1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,027	10	7
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	828	8	5
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	1,483	14	9
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	890	8	6

				$42	$28

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$106.000	11/21/2006	920	$536	$1,970
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	1,158	286	796
Put - CBOT U.S. Treasury 10-Year Note December Futures	102.000	11/21/2006	920	184	14
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	1,158	231	18

				$1,237	$2,798

Credit Default Swaptions
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	Receive	0.450%	06/20/2008	$5,600	$30	$28

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	10/2006	$23	$0	$23
Buy	BRL	2,086	10/2006	13	0	13
Sell		2,086	10/2006	0	(5)	(5)
Buy		2,086	12/2006	5	0	5
Buy		8,267	01/2007	0	(41)	(41)
Sell	CAD	4,500	10/2006	24	0	24
Buy	CLP	113,763	10/2006	2	0	2
Sell		113,763	10/2006	0	(1)	(1)
Buy		283,000	11/2006	6	0	6
Buy		1,935,085	12/2006	16	0	16
Buy		113,763	02/2007	1	0	1
Buy	CNY	296,147	03/2007	0	(203)	(203)
Buy		29,232	05/2007	0	(22)	(22)
Buy		72,587	08/2007	50	0	50
Buy		2,189	09/2007	1	0	1
Buy	EUR	4,207	10/2006	0	(7)	(7)
Sell		109,338	10/2006	412	0	412
Buy		9,600	11/2006	0	(161)	(161)
Buy		3,800	03/2007	32	0	32
Sell	GBP	10,172	10/2006	216	0	216
Sell	HUF	2,546,400	11/2006	560	0	560
Sell		1,052,410	03/2007	0	(4)	(4)
Buy	INR	8,564	11/2006	0	(3)	(3)
Buy		113,071	02/2007	41	0	41
Buy		15,704	03/2007	1	0	1
Buy	JPY	3,905,055	11/2006	0	(1,048)	(1,048)
Sell		79,196	11/2006	5	0	5
Buy	KRW	592,800	12/2006	4	0	4
Buy		322,090	02/2007	5	0	5
Buy		2,457,430	03/2007	29	0	29
Buy	KZT	543,518	12/2006	0	(55)	(55)
Buy	MXN	42,766	12/2006	0	(14)	(14)
Buy		14,496	01/2007	4	0	4
Buy	MYR	45,145	01/2007	0	(198)	(198)
Buy	PLN	13,743	11/2006	0	(59)	(59)
Buy	RUB	9,244	12/2006	0	0	0
Buy		22,916	01/2007	0	0	0
Buy		166,957	02/2007	316	0	316
Buy		107,308	03/2007	0	(6)	(6)
Buy		128,191	09/2007	1	0	1
Buy	SGD	315	10/2006	0	(2)	(2)
Buy		5,080	11/2006	0	(1)	(1)
Buy		397	03/2007	0	0	0
Sell	THB	474,625	01/2007	0	(58)	(58)
Buy	TWD	7,674	10/2006	0	(2)	(2)
Buy		15,423	02/2007	0	(11)	(11)
Buy	ZAR	1,173	10/2006	0	(20)	(20)
Sell		1,173	10/2006	3	0	3
Buy		9,929	11/2006	0	(321)	(321)
Buy		1,173	12/2006	0	(3)	(3)

				$1,770	$(2,245)	$(475)

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.5%
Argentina Bonos
5.590% due 08/03/2012		$51,635	$36,377

Total Argentina (Cost $36,250)			36,377

BRAZIL 19.0%
Brazilian Government International Bond
7.125% due 01/20/2037		$17,365	17,773
7.875% due 03/07/2015		7,550	8,294
8.000% due 01/15/2018		5,644	6,214
8.250% due 01/20/2034		50,480	58,178
8.500% due 09/24/2012	EUR	13,600	20,358
8.750% due 02/04/2025		$23,075	27,540
8.875% due 10/14/2019		25,375	30,158
8.875% due 04/15/2024		21,160	25,491
10.125% due 05/15/2027		42,810	57,558
10.250% due 06/17/2013		7,500	9,176
10.500% due 07/14/2014		65,230	82,124
11.000% due 08/17/2040		68,276	89,015
12.750% due 01/15/2020		3,750	5,719

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	2,080

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		8,925	9,773

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,811

CSN Islands VIII Corp.
9.750% due 12/16/2013		9,000	10,305

Vale Overseas Ltd.
8.250% due 01/17/2034		750	855

Total Brazil (Cost $421,193)			471,422

CHILE 0.8%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,040

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,960

Chile Government International Bond
5.900% due 01/28/2008		24	24
7.125% due 01/11/2012		160	173

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,552

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,518

Enersis S.A.
7.375% due 01/15/2014		1,098	1,169
7.400% due 12/01/2016		600	645

Total Chile (Cost $19,088)			19,081

CHINA 0.7%
China Development Bank
5.000% due 10/15/2015		$1,000	968

Export-Import Bank of China
5.250% due 07/29/2014		10,174	10,092

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,942

Total China (Cost $17,163)			17,002

COLOMBIA 2.4%
Colombia Government International Bond
8.250% due 12/22/2014		$29,030	32,194
10.000% due 01/23/2012		3,150	3,687
10.375% due 01/28/2033		1,050	1,434
10.750% due 01/15/2013		15,535	19,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
11.750% due 02/25/2020	$3,047	$4,281

Total Colombia (Cost $60,597)		60,642

ECUADOR 2.1%
Ecuador Government International Bond
10.000% due 08/15/2030	$56,495	52,220

Total Ecuador (Cost $48,041)		52,220

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$7,904	7,787

Total Egypt (Cost $7,771)		7,787

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,182

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	5,023

Total El Salvador (Cost $14,965)		15,205

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,843
10.250% due 11/08/2011	771	912

Total Guatemala (Cost $9,752)		9,755

HONG KONG 0.0%
Hong Kong Government International Bond
5.125% due 08/01/2014	$250	249

Total Hong Kong (Cost $249)		249

INDIA 0.4%
NTPC Ltd.
5.875% due 03/02/2016	$2,736	2,683

Vedanta Resources PLC
6.625% due 02/22/2010	7,000	6,841

Total India (Cost $9,497)		9,524

INDONESIA 0.9%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	21,577

Total Indonesia (Cost $20,834)		21,577

KAZAKHSTAN 1.0%
ATF Bank JSC
9.000% due 05/11/2016	$3,325	3,394

Intergas Finance BV
6.875% due 11/04/2011	1,000	1,024

Kazkommerts International BV
7.000% due 11/03/2009	3,500	3,526
8.500% due 04/16/2013	1,300	1,363

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	16,695	16,591

Total Kazakhstan (Cost $25,924)		25,898

LUXEMBOURG 0.1%
TNK-BP Finance S.A.
7.500% due 07/18/2016	$2,800	2,967

Total Luxembourg (Cost $2,909)		2,967

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	$1,967

Petronas Capital Ltd.
7.000% due 05/22/2012		19,460	20,946
7.875% due 05/22/2022		3,000	3,649

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,152

Total Malaysia (Cost $34,938)			34,714

MEXICO 12.2%
America Movil S.A. de C.V.
5.500% due 03/01/2014		$500	489
5.750% due 01/15/2015		4,200	4,147

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,135

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,100
12.500% due 06/15/2012		1,000	1,105

Mexico Government International Bond
6.200% due 01/13/2009		24	24
6.625% due 03/03/2015		1,072	1,142
7.500% due 04/08/2033		24,685	28,536
8.000% due 09/24/2022		26,180	31,416
8.125% due 12/30/2019		22,775	27,387
8.300% due 08/15/2031		22,950	28,676
11.500% due 05/15/2026		10,000	15,860

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		18,575,000	367

		PRINCIPAL AMOUNT (000S)
Pemex Finance Ltd.
9.030% due 02/15/2011		$54	58

Pemex Project Funding Master Trust
5.750% due 12/15/2015		52,450	51,309
6.625% due 06/15/2035		8,050	7,919
7.375% due 12/15/2014		15,649	16,956
8.000% due 11/15/2011		8,500	9,354
8.625% due 02/01/2022		40,033	48,180
9.125% due 10/13/2010		4,565	5,122
9.250% due 03/30/2018		11,877	14,686
9.375% due 12/02/2008		500	538

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	973
8.750% due 01/31/2016	MXN	10,000	923

Total Mexico (Cost $294,706)			302,402

MOROCCO 0.1%
Kingdom of Morocco
5.688% due 01/05/2009		$2,202	2,213

Total Morocco (Cost $2,174)			2,213

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$2,450	2,505

Total Netherlands (Cost $2,444)			2,505

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		$10,985	1,802

Total Pakistan (Cost $10,919)			10,802

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PANAMA 2.7%
Panama Government International Bond
6.700% due 01/26/2036		$4,158	$4,137
7.125% due 01/29/2026		22,425	23,602
7.250% due 03/15/2015		120	129
9.375% due 07/23/2012		13,473	15,851
9.625% due 02/08/2011		20,439	23,454

Total Panama (Cost $64,778)			67,173

PERU 2.4%
Peru Government International Bond
5.000% due 03/07/2017		$36,607	36,209
8.750% due 11/21/2033		4,795	5,898
9.125% due 02/21/2012		6,401	7,377
9.875% due 02/06/2015		2,350	2,920

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,002
7.500% due 07/27/2035		6,500	6,836

Total Peru (Cost $55,158)			60,242

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$513	497

Total Qatar (Cost $505)			497

RUSSIA 11.9%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,099
8.625% due 04/28/2034		$6,000	7,485

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,266

Gazprom International S.A.
7.201% due 02/01/2020		14,750	15,508

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,081

Lukoil Finance Ltd.
5.000% due 01/11/2009		10,000	9,948

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,561
8.375% due 10/14/2010		1,000	1,039

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		62,930	74,679

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		6,400	6,672

Russia Government International Bond
5.000% due 03/31/2030		103,828	116,131
11.000% due 07/24/2018		2,700	3,902
12.750% due 06/24/2028		13,275	23,859

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		1,000	1,024

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,108

TNK-BP Finance S.A.
6.875% due 07/18/2011		4,000	4,098
7.500% due 07/18/2016		3,150	3,297

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		450	472

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,009

Total Russia (Cost $286,867)			295,238

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH AFRICA 1.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	$15,975
6.500% due 06/02/2014		$14,600	15,366
7.375% due 04/25/2012		6,250	6,773
8.375% due 10/17/2006		1,000	1,001
8.500% due 06/23/2017		2,140	2,584
9.125% due 05/19/2009		5,690	6,195

Total South Africa (Cost $45,334)			47,894

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,615
4.750% due 04/07/2011		450	581
7.375% due 04/25/2012		$20,212	22,011
8.250% due 09/19/2027		1,680	2,063

Total Tunisia (Cost $30,867)			31,270

UKRAINE 3.4%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,500	1,521
10.375% due 08/17/2009		800	870

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,025
6.875% due 03/04/2011		$33,350	33,863
7.650% due 06/11/2013		16,685	17,659
8.902% due 08/05/2009		23,945	25,482
11.000% due 03/15/2007		2,993	3,065

Total Ukraine (Cost $82,652)			84,485

UNITED STATES 2.4%

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
5.500% due 10/01/2036		$23,000	22,662

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
3.625% due 05/15/2013		39,500	37,334

Total United States (Cost $59,506)			59,996

URUGUAY 0.3%
Uruguay Government International Bond
8.000% due 11/18/2022		$6,550	6,943

Total Uruguay (Cost $6,520)			6,943

VENEZUELA 6.7%
Venezuela Government International Bond
5.375% due 08/07/2010		$33,550	32,627
6.000% due 12/09/2020		42,450	38,099
6.511% due 04/20/2011		16,450	16,310
7.000% due 12/01/2018		5,000	4,975
7.650% due 04/21/2025		8,500	8,967
8.500% due 10/08/2014		2,000	2,220
9.250% due 09/15/2027		15,355	18,841
9.375% due 01/13/2034		23,650	29,291
10.750% due 09/19/2013		12,280	15,043

		SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020		3,500	123

Total Venezuela (Cost $159,720)			166,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$1,000	$1,046

Total Vietnam (Cost $983)		1,046

SHORT-TERM INSTRUMENTS 25.4%

COMMERCIAL PAPER 23.5%
Abbey National N.A. LLC
5.240% due 10/26/2006	$67,400	67,165

Bank of America Corp.
5.250% due 01/12/2007	7,700	7,583
5.275% due 12/01/2006	67,100	66,485

Bank of Ireland
5.260% due 12/05/2006	67,700	67,040

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	67,100	66,281

BNP Paribas Finance
5.245% due 10/27/2006	67,200	66,955

Danske Corp.
5.255% due 01/18/2007	7,100	6,986
5.270% due 12/27/2006	1,800	1,777
5.370% due 10/30/2006	65,500	65,226

Societe Generale N.A.
5.245% due 01/08/2007	600	591
5.260% due 12/01/2006	8,200	8,125
5.380% due 10/12/2006	66,000	65,901

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	67,600	67,600

UBS Finance Delaware LLC
5.245% due 01/08/2007	600	591
5.260% due 12/01/2006	8,200	8,125
5.340% due 10/02/2006	17,900	17,900

		584,331

REPURCHASE AGREEMENTS 1.1%
Lehman Brothers, Inc.
5.050% due 10/02/2006	28,000	28,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $28,558. Repurchase proceeds are $28,012.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,129	6,129

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,252. Repurchase proceeds are $6,132.)

U.S. TREASURY BILLS 0.5%
4.806% due 11/30/2006 - 12/14/2006 (a)(c)	11,225	11,103

Total Short-Term Instruments (Cost $629,670)		629,563

PURCHASED OPTIONS (e) 0.0%
(Cost $89)		59

Total Investments (b) 102.8% (Cost $2,462,063)		$2,553,244

Written Options (f) (0.0%) (Premiums $722)		(1,222)

Other Assets and Liabilities (Net) (2.8%)		(69,492)

Net Assets 100.0%		$2,482,530

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $3,516 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $11,103 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	475	$285
90-Day Eurodollar December Futures	Long	12/2008	94	55
90-Day Eurodollar June Futures	Long	06/2007	44	24
90-Day Eurodollar June Futures	Long	06/2009	943	226
90-Day Eurodollar September Futures	Long	09/2008	963	566
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,854	5,184
U.S. Treasury 10-Year Note December Futures	Long	12/2006	1,367	1,484
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	665	(962)

				$6,862

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009	$8,025	$435
ABN AMRO Bank, N. V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%		08/24/2014	8,125	1,181
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	25,000	131
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	25,000	140
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	5,000	86
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	14,000	(143)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	15,000	(134)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%		04/20/2011	7,000	60
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	4,550	(12)
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	6,200	(7)
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%		06/17/2013	20,000	2,873
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	10,000	(5)
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%		03/11/2009	4,000	724
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%		01/16/2013	4,000	481
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%		06/20/2013	5,500	102
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	2,650	(7)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	2,450	6
Goldman Sachs & Co.	RSHB Capital SA for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	5,000	1
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/8/2013	3,500	385
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	5,000	5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	2,700	16
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	14,600	85
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	25,000	162
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%		09/20/2011	5,300	43
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	5,400	665
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%		01/21/2014	12,000	1,197

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	$51,250	$590
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	14,000	(163)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(161)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	10,000	(333)
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.150%	)	10/20/2008	7,225	83
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780%	)	09/20/2010	6,500	(240)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	7,250	197
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		06/20/2011	5,600	119
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%	)	10/20/2011	7,200	85
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	22,350	134
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	3,500	66
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	5,600	138
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	870	19
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	3,700	411
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	2,500	(5)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	7,500	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%		05/20/2016	7,400	(12)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%		10/02/2013	12,000	1,885
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	1,350	134
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	16,500	69
Morgan Stanley	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(2.420%	)	09/20/2008	13,300	555
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		04/20/2011	41,800	581
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	10,000	63
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	700	5
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	6,200	79
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%		06/18/2013	20,000	2,800
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%		12/20/2013	12,500	866
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	19,000	282
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	18,500	(9)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%		09/20/2011	2,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%		12/20/2011	8,000	5
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%		09/20/2016	14,900	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	3,100	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	2,000	22
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	16,575	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Buy	(2.430%	)	12/20/2016	2,000	4
UBS AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%		06/20/2011	4,600	146

							$17,035

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	8,900	$102
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		6,000	73
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010		10,469	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		5,750	72
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010		10,174	0
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	(3)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	(4)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		60,000	(42)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	3
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		122,600	140
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	466

							$807

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.750	12/18/2006	5,107	$48	$32
Put - CME 90-Day Eurodollar December Futures	93.000	12/18/2006	80	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	4,221	40	27

				$89	$59

(f)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/21/2006	756	$350	$992
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	274	119	210
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	756	181	12
Put - CBOT U.S. Treasury 30-Year Bond December Futures	107.000	11/21/2006	274	72	8

				$722	$1,222

(g)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,725	10/2006	$46	$0	$46
Sell		7,725	10/2006	0	(19)	(19)
Buy		7,725	12/2006	17	0	17
Buy	CLP	853,250	10/2006	16	0	16
Sell		853,250	10/2006	0	(7)	(7)
Buy		633,000	11/2006	14	0	14
Buy		265,700	12/2006	2	0	2
Buy		853,250	02/2007	6	0	6
Buy	CNY	95,437	03/2007	0	(80)	(80)
Buy		24,681	09/2007	14	0	14
Buy	EUR	694	10/2006	0	(1)	(1)
Sell		43,941	10/2006	166	0	166
Buy	IDR	60,156,000	02/2007	0	(41)	(41)
Buy	INR	31,302	11/2006	0	(10)	(10)
Buy		131,630	03/2007	12	0	12
Buy	JPY	3,874,947	11/2006	0	(1,040)	(1,040)
Buy	KRW	615,248	11/2006	9	(1)	8
Buy		2,792,700	12/2006	20	0	20
Buy		1,580,586	02/2007	26	0	26
Buy		6,855,087	03/2007	81	0	81
Buy	MXN	4,087	12/2006	0	(1)	(1)
Buy		7,802	01/2007	2	0	2
Buy	PLN	30,702	11/2006	0	(127)	(127)
Buy	RUB	168,109	12/2006	4	0	4
Buy		108,914	01/2007	0	(2)	(2)
Buy		12,875	03/2007	0	(1)	(1)
Buy		167,517	09/2007	0	(5)	(5)
Buy	SGD	1,931	10/2006	0	(14)	(14)
Buy		8,228	11/2006	0	(51)	(51)

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	2,556	10/2006	$0	$(1)	$(1)
Buy		86,110	11/2006	0	(39)	(39)
Buy		88,621	02/2007	0	(63)	(63)
Buy	ZAR	47,975	10/2006	0	(816)	(816)
Sell		47,975	10/2006	661	0	661
Buy		7,974	12/2006	0	(19)	(19)

				$1,096	$(2,338)	$(1,242)

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 4.5%
AES Corp.
6.750% due 04/30/2008	$1,000	$1,003
7.500% due 08/10/2011	1,000	1,003

AGCO Corp.
7.117% due 06/15/2009	2,327	2,335

Alderwoods Group, Inc.
7.330% due 09/17/2008	618	619
7.330% due 09/17/2009	250	250

Allied Waste North America, Inc.
5.323% due 01/15/2012	803	801
7.170% due 01/15/2012	997	995
7.210% due 01/15/2012	341	340
7.270% due 01/15/2012	731	729

Appleton Papers, Inc.
7.640% due 06/09/2010	121	121
7.650% due 06/11/2010	121	121

Celanese Corp.
5.320% due 07/27/2009	2,000	2,013
7.367% due 04/06/2011	926	930

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	60	60
7.318% due 02/09/2011	42	42
7.570% due 01/20/2011	42	42
7.617% due 02/09/2011	336	338
7.650% due 01/20/2011	24	25
7.749% due 01/20/2011	420	423

Charter Communications Operating LLC
8.125% due 04/25/2013	1,000	1,005

Cognis Deutschland GmbH & Co. KG
7.670% due 05/12/2011	855	855

Cooper Standard Automotive, Inc.
7.875% due 12/31/2011	2,367	2,373

Covanta Energy Corp.
5.371% due 06/24/2012	520	524
7.576% due 06/30/2012	41	41
7.621% due 06/30/2012	332	335

DaVita, Inc.
7.110% due 05/16/2012	37	37
7.125% due 10/05/2012	27	27
7.370% due 10/05/2012	414	416
7.400% due 10/05/2012	239	240
7.510% due 10/05/2012	1,564	1,571
7.690% due 10/05/2012	390	392

DirecTV Holdings LLC
6.826% due 04/13/2013	995	997

Dresser-Rand Group, Inc.
7.324% due 10/29/2011	235	237
7.367% due 10/29/2011	196	197
7.400% due 10/29/2011	252	254
7.618% due 10/29/2011	196	197

El Paso Corp.
5.650% due 06/15/2009	2,000	1,970

Georgia-Pacific Corp.
7.367% due 12/20/2012	1,298	1,307
7.390% due 12/20/2012	5,333	5,350
7.485% due 12/20/2012	333	334

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	5,000	5,039

Headwaters, Inc.
7.330% due 04/30/2011	140	140
7.500% due 04/30/2011	1,021	1,020

HealthSouth Corp.
8.620% due 02/02/2013	3,491	3,508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hercules, Inc.
6.867% due 10/08/2010	$23	$23
7.010% due 10/08/2010	564	566

Ineos Group Holdings PLC
7.611% due 10/07/2013	2,250	2,270
8.111% due 10/07/2014	2,250	2,280

Insight Midwest Holdings LLC
7.438% due 12/31/2009	1,472	1,479

Jarden Corp.
7.367% due 01/24/2012	4,055	4,064

Jean Coutu Group, Inc.
8.000% due 07/30/2011	1,799	1,805

K&F Acquisition, Inc.
7.330% due 11/18/2012	1,314	1,319

Kinetic Concepts, Inc.
7.120% due 08/11/2010	786	789

Lukoil Finance Ltd.
5.000% due 01/11/2009	10,000	9,947

Masonite International Corp.
7.367% due 04/06/2013	9	9
7.490% due 04/06/2013	1,468	1,443

Mediacom Communications Corp.
7.002% due 02/28/2014	545	543
7.120% due 02/28/2014	727	724
7.270% due 02/28/2014	727	724

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	1,000	990
8.617% due 04/08/2012	5,970	5,920

Nalco Co.
6.480% due 11/01/2010	416	417
7.080% due 11/01/2010	420	421
7.230% due 11/04/2010	577	578

Neiman-Marcus Group, Inc.
7.891% due 04/06/2013	3,228	3,253

Nortek, Inc.
7.360% due 08/27/2011	1,970	1,965

Novelis, Inc.
7.718% due 01/07/2012	1,132	1,137

PanAmSat Corp.
7.497% due 06/30/2011	792	793
8.008% due 01/03/2014	1,648	1,660

Penn National Gaming, Inc.
7.020% due 05/26/2012	619	622
7.120% due 05/26/2012	60	60
7.240% due 05/26/2012	1,745	1,754
7.250% due 05/26/2012	545	548

PP Acquisition Corp.
8.330% due 11/12/2011	445	448

Primedia, Inc.
7.570% due 09/30/2013	1,188	1,175

Qwest Corp.
6.950% due 06/30/2010	2,000	2,027

Reliant Energy, Inc.
7.705% due 04/30/2010	722	723

Rexel S.A.
7.862% due 11/03/2013	1,365	1,376
8.591% due 04/18/2014	1,365	1,382

Reynolds American, Inc.
7.250% due 05/31/2012	74	75
7.313% due 05/31/2012	2,419	2,434

RH Donnelley, Inc.
6.830% due 06/30/2011	295	293
6.870% due 06/30/2011	306	304
6.880% due 06/30/2011	49	49

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.890% due 06/30/2011	$492	$488
6.900% due 06/30/2011	197	195
6.920% due 06/30/2011	49	49

Roundy’s Supermarket, Inc.
8.390% due 10/27/2011	2,462	2,486
8.440% due 10/27/2011	2,500	2,524

Shackleton Re Ltd.
12.968% due 08/01/2008	2,000	1,995
13.468% due 08/01/2008	500	501
13.489% due 02/07/2008	500	504

Simmons Bedding Co.
7.125% due 12/19/2011	305	307
7.375% due 12/19/2011	256	258
7.625% due 12/19/2011	179	181
7.750% due 12/19/2011	54	54
7.813% due 12/19/2011	66	67

Smurfit-Stone Container Enterprises, Inc.
5.234% due 11/01/2010	87	88
7.563% due 11/01/2011	168	169
7.625% due 11/01/2010	68	69
7.625% due 11/01/2011	33	34
7.688% due 11/01/2011	358	360

Solar Capital Corp.
7.999% due 02/11/2013	2,970	2,994

Telcordia Technologies, Inc.
7.900% due 09/09/2012	2,962	2,763

Tenneco, Inc.
7.311% due 12/12/2010	656	660
7.400% due 12/12/2010	1,656	1,666

Travelport
8.367% due 08/01/2013	81	82
8.367% due 08/22/2013	919	921

UGS Corp.
7.485% due 03/31/2012	2,035	2,035

Universal City Development Partners
7.350% due 06/09/2010	6	6
7.400% due 06/09/2010	364	364
7.510% due 06/09/2010	556	557

UPC Financing Partnership
7.640% due 03/31/2013	1,000	999
7.640% due 12/31/2013	1,000	999

Warner Chilcott, Inc.
4.729% due 01/18/2012	3	3
7.479% due 01/18/2012	2	2
7.610% due 01/18/2012	235	235
7.867% due 01/18/2012	1,115	1,118
7.968% due 01/18/2012	654	656

WMG Acquisition Corp.
7.205% due 02/28/2011	87	87
7.309% due 02/28/2011	88	88
7.320% due 02/28/2011	542	545
7.400% due 02/28/2011	834	838
7.511% due 02/28/2011	413	415

Worldspan LP
8.110% due 02/11/2010	27	27
8.125% due 02/11/2010	33	33
8.150% due 02/11/2010	50	50
8.188% due 02/11/2010	693	693
8.250% due 02/11/2010	50	50
8.375% due 02/11/2010	33	33

Xerium Technologies, Inc.
7.617% due 05/18/2012	1,464	1,460

Total Bank Loan Obligations (Cost $129,989)		129,653

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 30.0%

BANKING & FINANCE 12.8%
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	$2,000	$2,025

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	504

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,533

Banco Nacional de Desenvolvimento Economico e Social
5.873% due 06/16/2008	8,000	7,890

Banco Santander Chile
5.740% due 12/09/2009	5,500	5,519

Bank of America Corp.
5.378% due 09/25/2009	11,000	11,006

Bank of America N.A.
5.485% due 07/25/2008	15,000	15,010

Banque Centrale de Tunisie
7.500% due 09/19/2007	3,000	3,069

Bear Stearns Cos., Inc.
5.660% due 09/09/2009	1,680	1,689
5.715% due 01/31/2011	7,500	7,520
5.785% due 01/30/2009	2,500	2,516
5.968% due 09/27/2007	650	654

Caterpillar Financial Services Corp.
5.454% due 08/11/2009	4,400	4,402
5.470% due 05/18/2009	5,000	5,007

CIT Group Holdings, Inc.
5.635% due 01/30/2009	5,000	5,014

CIT Group, Inc.
5.460% due 12/19/2007	5,100	5,107
5.620% due 09/20/2007	7,000	7,019
5.630% due 05/18/2007	100	100

Citigroup, Inc.
5.500% due 05/18/2011	5,000	5,006

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,375

Export-Import Bank of Korea
4.125% due 02/10/2009	2,500	2,443
4.250% due 11/06/2008	1,500	1,471
4.500% due 08/12/2009	5,500	5,386
5.656% due 11/16/2010	2,500	2,503

Ford Motor Credit Co.
7.077% due 01/15/2010	2,500	2,360
7.375% due 02/01/2011	11,600	11,144
8.466% due 11/02/2007	5,000	5,046

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,190

General Electric Capital Corp.
5.431% due 03/04/2008	2,500	2,503
5.506% due 05/10/2010	8,500	8,509
5.572% due 11/21/2011	2,000	2,010
5.585% due 04/30/2009	1,500	1,503
5.620% due 10/21/2010	4,500	4,510
5.650% due 09/15/2014	450	453

General Motors Acceptance Corp.
6.125% due 08/28/2007	4,000	3,995
6.407% due 01/16/2007	2,500	2,498

Genworth Global Funding Trusts
5.450% due 02/10/2009	2,400	2,403

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	1,500	1,501
5.477% due 12/22/2008	5,100	5,108
5.479% due 06/23/2009	4,700	4,705
5.536% due 11/10/2008	4,000	4,007
5.585% due 07/29/2008	6,300	6,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.660% due 10/27/2006	$800	$800
5.841% due 07/23/2009	4,135	4,165
5.889% due 10/07/2011	2,000	2,016

Hexion U.S. Finance Corp.
10.257% due 07/15/2010	600	615

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	4,200	4,210

HSBC Bank USA N.A.
5.460% due 09/21/2007	1,400	1,402

HSBC Finance Corp.
5.520% due 09/15/2008	3,000	3,009
5.590% due 02/09/2007	125	125
5.696% due 11/16/2009	4,500	4,528
6.538% due 11/13/2007	3,200	3,232

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	1,500	1,519

Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008	2,100	2,131

Intergas Finance BV
6.875% due 11/04/2011	400	410

International Lease Finance Corp.
5.907% due 01/15/2010	4,500	4,536

John Deere Capital Corp.
5.557% due 04/15/2008	5,300	5,304

Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	3,000	3,005
5.601% due 01/23/2009	4,800	4,808

Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007	3,400	3,424

MBNA Europe Funding PLC
5.490% due 09/07/2007	5,000	5,005

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	7,000	7,005
5.575% due 01/30/2009	4,900	4,907

Mirage Resorts, Inc.
6.750% due 08/01/2007	500	505
6.750% due 02/01/2008	1,500	1,517

Morgan Stanley
5.500% due 11/09/2006	2,500	2,500
5.530% due 02/15/2007	700	701
5.623% due 01/18/2008	2,000	2,004
5.640% due 01/12/2007	442	442
5.748% due 01/18/2011	5,000	5,016
5.751% due 01/22/2009	3,500	3,504
5.787% due 01/15/2010	3,500	3,521

National Australia Bank Ltd.
5.430% due 09/11/2009	10,400	10,407

Pemex Finance Ltd.
8.020% due 05/15/2007	1,250	1,260
8.450% due 02/15/2007	181	182
9.690% due 08/15/2009	780	845

Petroleum Export Ltd.
5.265% due 06/15/2011	5,108	5,001

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,785	2,731

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,601

SLM Corp.
5.565% due 01/25/2008	9,000	9,016
5.695% due 07/25/2008	500	502

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,514
7.240% due 10/24/2006	10,550	10,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Florida Holding Co. I
10.239% due 05/01/2010	$3,200	$3,304

Ventas Realty LP
8.750% due 05/01/2009	5,758	6,154

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	29,200	29,333
8.385% due 07/30/2007	2,200	2,251

Wachovia Corp.
5.510% due 03/15/2011	5,000	5,011

Wells Fargo & Co.
5.449% due 03/23/2010	5,000	5,007
5.600% due 01/12/2011	6,900	6,912

		371,042

INDUSTRIALS 11.7%
Abitibi-Consolidated, Inc.
8.890% due 06/15/2011	2,350	2,315

ABN AMRO Bank Luxemburg SA for
OJSC Oil Co. Rosneft
12.750% due 11/20/2006	2,000	2,027

Allied Waste North America, Inc.
8.500% due 12/01/2008	1,784	1,878

Anadarko Petroleum Corp.
5.790% due 09/15/2009	11,000	11,022

Boise Cascade LLC
8.382% due 10/15/2012	3,000	3,030

Bowater, Inc.
8.390% due 03/15/2010	2,500	2,547

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,005

Cablevision Systems Corp.
9.620% due 04/01/2009	6,600	7,054

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,230
8.875% due 09/15/2008	4,500	4,725
9.375% due 02/15/2007	430	435

CCO Holdings LLC
9.515% due 12/15/2010	4,000	4,110

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	1,000	1,095

Comcast Corp.
5.900% due 03/15/2016	2,900	2,907

Cox Communications, Inc.
5.940% due 12/14/2007	6,000	6,031

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,472
7.875% due 12/15/2007	351	357

CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,022

CSN Islands VII Corp.
10.750% due 09/12/2008	2,500	2,710

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	4,000	4,001
5.740% due 11/17/2006	1,000	1,000
5.820% due 03/13/2009	4,300	4,305
5.870% due 09/10/2007	800	802
5.918% due 08/03/2009	4,400	4,400

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,821

DirecTV Holdings LLC
8.375% due 03/15/2013	9,598	9,994

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EchoStar DBS Corp.
5.750% due 10/01/2008	$5,600	$5,565
6.375% due 10/01/2011	3,500	3,417
8.758% due 10/01/2008	2,755	2,790

El Paso Corp.
6.500% due 06/01/2008	4,300	4,327
6.950% due 12/15/2007	13,250	13,449
7.625% due 08/16/2007	16,525	16,814
7.625% due 09/01/2008	13,431	13,817
7.750% due 06/15/2010	650	676

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,600	2,860

Enterprise Products Operating LP
4.000% due 10/15/2007	250	246

FedEx Corp.
5.579% due 08/08/2007	4,200	4,207

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	990

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,757	2,740

General Electric Co.
5.430% due 12/09/2008	6,000	6,007

Georgia-Pacific Corp.
7.700% due 06/15/2015	10,000	10,000

Grupo Transportacion Ferroviaria Mexicana
S.A. de C.V.
10.250% due 06/15/2007	4,000	4,110

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,055

HJ Heinz Co.
6.428% due 12/01/2008	900	919

Host Marriott LP
9.500% due 01/15/2007	4,410	4,471

Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012	4,500	4,584

JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,755

JetBlue Airways Corp.
8.505% due 05/15/2010	1,788	1,791

Lyondell Chemical Co.
9.500% due 12/15/2008	884	914

Mandalay Resort Group
10.250% due 08/01/2007	2,000	2,075

Meritor Automotive, Inc.
6.800% due 02/15/2009	87	84

MGM Mirage
8.375% due 02/01/2011	2,500	2,619
9.750% due 06/01/2007	6,975	7,176

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,524

Nortel Networks Ltd.
9.730% due 07/15/2011	1,400	1,452

Oracle Corp.
5.730% due 01/13/2009	2,000	2,004

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,855
8.875% due 02/15/2009	5,000	5,162

Pemex Project Funding Master Trust
5.991% due 12/03/2012	1,200	1,198
6.690% due 06/15/2010	22,000	22,512
7.307% due 10/15/2009	100	103
8.500% due 02/15/2008	4,800	4,976

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Communications International, Inc.
7.250% due 02/15/2011	$1,000	$1,005
8.905% due 02/15/2009	7,850	8,036

Roseton
7.270% due 11/08/2010	1,500	1,523

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,030

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	4,000	4,097
10.500% due 10/21/2009	500	567

Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007	7,900	8,087

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	3,200	3,387

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	3,200	3,200

Sonat, Inc.
6.750% due 10/01/2007	1,000	1,010

Southern Natural Gas Co.
6.700% due 10/01/2007	1,700	1,718

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	894

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,018
6.787% due 04/15/2008	1,000	1,002

Transocean, Inc.
5.591% due 09/05/2008	3,300	3,302

TRW Automotive, Inc.
9.375% due 02/15/2013	5,000	5,350

United Airlines, Inc.
6.071% due 09/01/2014	1,093	1,092
6.201% due 03/01/2010	2,439	2,441

Vale Overseas Ltd.
8.625% due 03/08/2007	250	253

Verso Paper Holdings LLC and Verson Paper, Inc.
9.235% due 08/01/2014	1,000	1,015

Walt Disney Co.
5.490% due 09/10/2009	6,000	6,008

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,250

Xerox Corp.
6.160% due 12/18/2009	3,000	3,022
9.750% due 01/15/2009	1,000	1,088

		339,934

UTILITIES 5.5%
AES Corp.
8.750% due 05/15/2013	15,740	16,960

Alabama Power Co.
5.761% due 04/23/2007	100	100

America Movil S.A. de C.V.
5.500% due 03/01/2014	875	856
5.750% due 01/15/2015	850	839

American Electric Power Co., Inc.
4.709% due 08/16/2007	4,000	3,974

Appalachian Power Co.
5.697% due 06/29/2007	400	401

AT&T Corp.
7.300% due 11/15/2011	473	513

BellSouth Corp.
5.580% due 08/15/2008	15,000	15,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Communications Co.
7.625% due 08/15/2008	$5,480	$5,672

CMS Energy Corp.
7.500% due 01/15/2009	3,000	3,105
8.900% due 07/15/2008	2,190	2,305
9.875% due 10/15/2007	600	626

Deutsche Telekom International Finance BV
5.569% due 03/23/2009	3,500	3,505

Dominion Resources, Inc.
5.664% due 09/28/2007	5,000	5,003
5.687% due 05/15/2008	2,400	2,411

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,849
5.800% due 12/01/2009	7,400	7,386
6.140% due 12/08/2008	3,000	3,007

FirstEnergy Corp.
5.500% due 11/15/2006	270	270

Florida Power Corp.
5.802% due 11/14/2008	5,000	5,011

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,185

Korea Electric Power Corp.
4.250% due 09/12/2007	6,900	6,821
6.140% due 12/20/2007	500	504

Midwest Generation LLC
8.300% due 07/02/2009	3,347	3,416

NiSource Finance Corp.
3.200% due 11/01/2006	1,438	1,435
5.968% due 11/23/2009	3,500	3,502

Progress Energy, Inc.
5.850% due 10/30/2008	7,625	7,699
7.100% due 03/01/2011	3,375	3,621

PSEG Energy Holdings LLC
8.625% due 02/15/2008	9,850	10,269

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,270	3,290

Qwest Corp.
5.625% due 11/15/2008	6,000	5,985
7.500% due 06/15/2023	1,500	1,491
8.640% due 06/15/2013	1,500	1,612
8.875% due 03/15/2012	2,000	2,192

Rogers Wireless, Inc.
8.515% due 12/15/2010	9,750	9,945

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,814
8.000% due 06/01/2008	4,600	4,782

Southern California Edison Co.
5.465% due 12/13/2007	3,000	3,003

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	850	828

Time Warner Telecom Holdings, Inc.
9.405% due 02/15/2011	2,350	2,409

Verizon Global Funding Corp.
5.535% due 08/15/2007	1,800	1,802

		159,409

Total Corporate Bonds & Notes (Cost $867,733)		870,385

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
4.274% due 02/01/2035	828	824
4.500% due 10/25/2022	58	58
5.000% due 06/25/2027	24	24
5.470% due 04/25/2035	201	202

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 12/01/2033 - 07/01/2036	$33,727	$33,240
6.000% due 10/01/2036	142,000	142,666

Federal Home Loan Bank
5.212% due 03/18/2008	250,000	250,086
5.247% due 12/29/2006	100,000	100,008

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	3,300	3,241
5.000% due 06/15/2016 - 09/15/2024	2,633	2,621
5.632% due 10/25/2044	11,513	11,637

Total U.S. Government Agencies (Cost $543,088)		544,607

MORTGAGE-BACKED SECURITIES 2.2%
Banc of America Large Loan
5.450% due 01/15/2019	4,203	4,206

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	1,228	1,206

Commercial Mortgage Pass-Through Certificates
5.430% due 04/15/2017	4,250	4,253

Countrywide Alternative Loan Trust
5.400% due 10/25/2046	4,163	4,167

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	668	668

CS First Boston Mortgage Securities Corp.
2.611% due 08/15/2036	738	721
4.666% due 03/15/2036	12,000	11,693
4.938% due 12/15/2040	1,823	1,815

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,428

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	3,385	3,383

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	5,086	5,094

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	7,000	7,005

Washington Mutual, Inc.
5.640% due 01/25/2045	519	523

Total Mortgage-Backed Securities (Cost $62,899)		63,162

ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp.
5.410% due 02/25/2036	637	638

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	1,433	1,434

Argent Securities, Inc.
5.376% due 10/25/2036	3,600	3,605
5.410% due 03/25/2036	1,026	1,027
5.470% due 02/25/2036	1,648	1,649

Asset-Backed Funding Certificates
5.364% due 09/25/2036	1,919	1,920
5.680% due 06/25/2034	8,212	8,225

Bear Stearns Asset-Backed Securities, Inc.
5.410% due 12/25/2035	1,014	1,015

Carrington Mortgage Loan Trust
5.395% due 07/25/2036	1,770	1,771

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	3,900	3,904

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	$3,850	$3,852

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	5,000	4,999
5.380% due 01/25/2037	5,626	5,629
5.380% due 03/25/2047	3,200	3,200
5.390% due 09/25/2046	3,982	3,982
5.400% due 06/25/2036	1,642	1,643
5.400% due 07/25/2036	1,538	1,539
5.400% due 08/25/2036	1,562	1,564
5.409% due 07/25/2036	2,200	2,200
5.416% due 07/25/2036	1,700	1,701

First NLC Trust
5.450% due 02/25/2036	2,149	2,150

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	1,645	1,646

Fremont Home Loan Trust
5.420% due 01/25/2036	943	943

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	1,967	1,968

GSAMP Trust
5.420% due 11/25/2035	1,312	1,313

Home Equity Mortgage Trust
5.420% due 05/25/2036	740	740
5.440% due 02/25/2036	964	965

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,408	1,409

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	1,178	1,179

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	1,290	1,290

Lehman XS Trust
5.410% due 08/25/2046	5,863	5,868

Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	1,891	1,892
5.400% due 03/25/2036	909	910
5.420% due 01/25/2036	797	798
5.610% due 10/25/2034	4,057	4,062

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	1,959	1,961

Merrill Lynch Mortgage Investors, Inc.
5.390% due 04/25/2037	1,643	1,644
5.400% due 02/25/2037	1,415	1,416
5.406% due 09/25/2037	5,400	5,404

Morgan Stanley Capital I
5.400% due 02/25/2036	2,136	2,138

Nelnet Student Loan Trust
5.378% due 08/23/2011	928	929

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	1,057	1,058
5.410% due 01/25/2036	1,169	1,169

Residential Asset Securities Corp.
5.364% due 08/25/2036	3,267	3,269
5.400% due 07/25/2036	1,852	1,853
5.410% due 01/25/2036	1,051	1,052
5.420% due 01/25/2036	1,639	1,640
5.430% due 03/25/2035	80	80

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	2,800	2,801

SLM Student Loan Trust
5.455% due 01/25/2013	717	717

Soundview Home Equity Loan Trust
5.370% due 11/25/2036	1,697	1,698

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.460% due 12/25/2035		$1,210	$1,211

Total Asset-Backed Securities (Cost $112,603)			112,670

SOVEREIGN ISSUES 5.9%
Argentina Bonos
5.590% due 08/03/2012		12,500	8,806

Brazilian Government International Bond
7.875% due 03/07/2015		175	192
8.875% due 10/14/2019		50	60
10.000% due 08/07/2011		3,150	3,712

Chile Government International Bond
5.900% due 01/28/2008		6,461	6,482

Guatemala Government Bond
8.500% due 08/03/2007		1,700	1,742

Kazakhstan Government International Bond
11.125% due 05/11/2007		750	774

Korea Development Bank
3.875% due 03/02/2009		3,000	2,906
4.750% due 07/20/2009		10,300	10,159
5.250% due 11/16/2006		1,600	1,600
5.679% due 11/22/2012		7,500	7,521
5.900% due 10/20/2009		16,550	16,670

Mexico Government International Bond
6.200% due 01/13/2009		6,911	6,992

Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,343

Peru Government International Bond
5.000% due 03/07/2017		8,924	8,814

Republic of Korea
4.875% due 09/22/2014		2,000	1,946

Russia Government International Bond
8.250% due 03/31/2010		4,778	5,029
10.000% due 06/26/2007		3,000	3,103
12.750% due 06/24/2028		100	180

Ukraine Government International Bond
6.875% due 03/04/2011		250	254
8.902% due 08/05/2009		14,150	15,058
11.000% due 03/15/2007		2,007	2,055

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,431
6.511% due 04/20/2011		62,300	61,771

Total Sovereign Issues (Cost $166,821)			171,600

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013	EUR	2,000	2,566
6.628% due 04/08/2014		2,000	2,566

Basell NV
5.424% due 09/15/2013		669	858
5.558% due 09/15/2013		608	781
5.646% due 09/15/2013		576	740
6.146% due 09/15/2014		540	696
6.174% due 09/15/2014		269	346
6.308% due 09/15/2014		894	1,152
6.416% due 09/15/2014		468	603

Gaz Capital for Gazprom
7.800% due 09/27/2010		3,000	4,245

JSG Packaging PLC
5.650% due 01/12/2013		133	169
5.754% due 01/12/2013		112	143
5.964% due 01/12/2014		168	214
5.964% due 11/29/2014		449	573
6.090% due 01/12/2014		112	143

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments  Floating Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 01/12/2014	EUR	133	$169
6.464% due 01/12/2014		168	214
6.464% due 11/29/2014		449	573

Lecta S.A.
5.876% due 03/13/2009		2,514	3,158

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		2,100	2,688
6.036% due 11/30/2014		2,100	2,700
8.250% due 05/01/2016		1,400	1,926

Pirelli Cable
6.066% due 06/23/2014		3,900	5,020

Seat Pagine Gialle SpA
3.531% due 05/25/2012		2,000	2,542

SigmaKalon
5.991% due 09/19/2012		2,000	2,557
6.491% due 09/19/2013		2,000	2,569

Smurfit Kappa Funding PLC
5.741% due 11/29/2013		409	522
5.835% due 01/12/2013		230	294
6.241% due 11/29/2014		409	523
6.335% due 01/12/2014		230	295

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	9,006

UPC Broadband Holding BV
5.507% due 03/31/2013	EUR	1,767	2,239
5.509% due 12/31/2013		2,000	2,537

Wavin BV
5.688% due 09/13/2013		2,250	2,870
6.188% due 09/13/2014		2,250	2,883

Weather Investments II SARL
5.505% due 06/17/2012		2,100	2,660

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,335
6.798% due 06/17/2014		1,050	1,341

Total Foreign Currency-Denominated Issues (Cost $64,953)			66,416

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	297,200	$3,222

Total Common Stocks (Cost $3,236)		3,222

PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	3,610	3,682

Total Preferred Stocks (Cost $3,700)		3,682

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.0%

CERTIFICATES OF DEPOSIT 4.2%
Citibank New York N.A.
5.460% due 10/27/2006	$60,000	60,000

Unicredito Italiano SpA
5.355% due 11/20/2006	6,300	6,300
5.485% due 10/10/2006	55,000	55,000

		121,300

COMMERCIAL PAPER 15.7%
Fannie Mae
5.152% due 11/22/2006	18,000	17,869
5.252% due 10/11/2006	21,000	20,972
5.255% due 11/01/2006	37,000	36,838
5.270% due 10/18/2006	137,000	136,679

Federal Home Loan Bank
5.056% due 11/01/2006	120,000	119,409
5.157% due 10/20/2006	7,000	6,982
5.223% due 10/04/2006	35,000	34,990
5.240% due 11/01/2006	13,300	13,242

Freddie Mac
5.132% due 11/14/2006	15,000	14,908
5.133% due 11/14/2006	30,000	29,816
5.242% due 10/02/2006	24,300	24,300

		456,005

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 6.3%
Credit Suisse First Boston
5.050% due 10/02/2006		$183,700	$183,700

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.000% due 02/15/2009 - 06/15/2009 valued at $188,693. Repurchase proceeds are $183,777.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		2,983	2,983

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $3,046. Repurchase proceeds are $2,984.)

FRANCE TREASURY BILLS 5.2%
2.893% due 10/19/2006 - 12/21/2006 (b)	EUR	119,100	150,358

GERMANY TREASURY BILLS 0.7%
3.090% due 01/17/2007		17,500	21,981

JAPAN FINANCING BILLS 1.1%
0.361% due 10/04/2006	JPY	3,800,000	32,169

NETHERLANDS TREASURY BILLS 2.4%
2.950% due 10/31/2006 (b)	EUR	54,900	69,451

U.S. TREASURY BILLS 0.3%
4.787% due 11/30/2006 - 12/14/2006 (b)(c)(e)		$8,680	8,586

Total Short-Term Instruments (Cost $1,047,412)			1,046,533

PURCHASED OPTIONS (g) 0.0%
(Cost $121)			80

Total Investments (d) 103.7% (Cost $3,002,555)			$3,012,010

Written Options (h) (0.1%)
(Premiums $1,294)			(3,138)

Other Assets and Liabilities (Net) (3.6%)			(105,332)

Net Assets 100.0%			$2,903,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $33,474 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $7,654 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	121	$110
90-Day Eurodollar June Futures	Long	06/2008	190	191
90-Day Eurodollar March Futures	Long	03/2008	310	308
90-Day Eurodollar September Futures	Long	09/2007	1,991	905
Euro-Bond 10-Year Note December Futures	Long	12/2006	665	571
Euro-Bond 10-Year Note December Futures Put Option Strike @ EUR 110.000	Long	12/2006	665	0

				$2,085

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.900%		06/20/2011	EUR	4,500	$0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.525%		06/20/2011		12,425	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.900%		06/20/2011		50,000	(86)
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	(4)
UBS AG	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	(56)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	(6)
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	(59)
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009		$100	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	10
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	355
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	206
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		4,800	98
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		8,000	42
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	45
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	(20)
Barclays Bank PLC	Celestica Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	21
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		72,500	448
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%	)	06/20/2015		12,900	(111)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		4,000	(41)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		4,000	(36)
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	19
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	(12)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	(2)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	10
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%		12/20/2009		500	(216)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	13
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	(25)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		10,000	6
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		35,000	253
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011		10,000	38
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%		09/20/2011		10,000	23
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		14,700	35
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%		09/20/2007		100	2
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		8,995	(92)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007		42,500	164
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%	)	03/20/2008		1,000	(6)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%		09/20/2008		420	2
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009		250	16
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009		125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009		100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009		1,000	36
Credit Suisse First Boston	Select Aggregate Market Index	Sell	2.150%		12/20/2009		540	(1)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%		03/20/2011		3,000	102
Credit Suisse First Boston	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		25,000	47
Credit Suisse First Boston	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		20,000	(38)
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011		10,000	6
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011		15,000	40
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%		09/20/2011		1,500	91
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%	)	03/20/2013		2,000	(75)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009		17,000	282
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010		26,829	781
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		45,000	38
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		45,000	277
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011		4,500	1
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%		07/20/2011		25,000	726
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011		1,000	3
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011		25,000	110
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%		08/20/2011		25,000	246

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments  Floating Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	$5,000	$20
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	25,000	481
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	3.250%		12/20/2011	11,500	(16)
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	975	2
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	250	9
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	15,000	948
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010	87,805	1,755
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,700	40
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011	25,000	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011	25,000	46
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	69,200	96
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	10,000	26
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	11,000	11
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	600	(1)
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	900	5
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,200	71
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	261
JPMorgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	933
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	187
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	8,000	52
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	4,000	(47)
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 6/28/2009	Sell	2.100%		09/20/2009	400	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	483
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010	17,073	473
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%		03/20/2011	40,000	102
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	104
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	246
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(80)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	16
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	18
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	11,200	28
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	12
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%		08/20/2011	50,000	(147)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%		08/20/2011	25,000	235
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%		08/20/2011	25,000	(16)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%		08/20/2011	25,000	3
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%		08/20/2011	25,000	20
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	27
Lehman Brothers, Inc.	General Electric Capital Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	29
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	550,805	1,138
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%	)	03/20/2008	1,000	(7)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	(41)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	8
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	6
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	(18)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	49
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%		03/20/2011	3,000	106
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,900	35
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	40
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	31,800	80
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	19
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	127
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	47
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%	)	03/20/2013	2,000	(78)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	5,700	83
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%		08/20/2007	15,000	37
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	0
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	2,029
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,900
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	38

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%	08/20/2011		$20,000	$263
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	09/20/2011		20,000	18
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	09/20/2008		10,000	86
UBS AG	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		8,300	499
UBS AG	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		29,000	129
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011		11,000	33
UBS AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011		10,000	18
UBS AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011		14,000	(6)
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011		11,000	23
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%	09/20/2011		25,000	30
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%	09/20/2011		25,000	30

							$17,898

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL-CDI-Compounded	Pay	13.690%	01/02/2009	BRL	111,930	$(158)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		16,000	241
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		8,790	218
Morgan Stanley	BRL-CDI-Compounded	Pay	13.700%	01/02/2009		102,209	(203)
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	176
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(405)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.505%	09/26/2016	HUF	3,500,000	71
Citibank N.A.	6-month EUR-LIBOR	Receive	7.530%	09/27/2016		2,500,000	(75)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.540%	09/27/2016		6,200,000	(206)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	43
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011	MXN	280,000	(122)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	(157)
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	84
Merrill Lynch & Co., Inc.	28-day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	(90)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$84,550	(2,508)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		105,700	(3,124)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,000	(623)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		52,100	(270)

							$(7,108)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures		$113.000	11/21/2006	1,810	$34	$28
Put - CBOT U.S. Treasury 10-Year Note December Futures		101.000	11/21/2006	2,522	48	39
Put - CME 90-Day Eurodollar June Futures		91.250	06/18/2007	440	4	3
Put - CME 90-Day Eurodollar March Futures		91.750	03/19/2007	1,085	10	7
Put - CME 90-Day Eurodollar March Futures		92.000	03/19/2007	316	3	2
Put - CME 90-Day Eurodollar September Futures		91.000	09/17/2007	185	2	1
Put - OTC United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	GBP	92.750	09/19/2007	300	4	0

					$105	$80

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2036	$87.313	11/06/2006	$140,000	$16	$0

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments Floating Income Fund (Cont.)	(Unaudited) September 30, 2006

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$106.000	11/21/2006	1,210	$706	$2,590
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	712	176	490
Put - CBOT U.S. Treasury 10-Year Note December Futures	102.000	11/21/2006	1,210	241	19
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	712	142	11

				$1,265	$3,110

Credit Default Swaptions
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	Receive	0.450%	06/20/2008	$5,500	$29	$28

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,689	01/2007	$0	$(38)	$(38)
Buy	CLP	1,754,935	12/2006	14	0	14
Buy	CNY	266,249	03/2007	0	(186)	(186)
Buy		274,903	08/2007	188	0	188
Buy	EUR	4,207	10/2006	0	(7)	(7)
Sell		243,824	10/2006	846	0	846
Buy		9,700	11/2006	0	(162)	(162)
Buy		13,700	03/2007	117	0	117
Sell	GBP	4,900	10/2006	104	0	104
Sell	HUF	2,572,925	11/2006	566	0	566
Sell		3,794,215	03/2007	0	(14)	(14)
Buy	INR	105,312	02/2007	38	0	38
Buy	JPY	3,990,000	10/2006	0	(8)	(8)
Sell		3,800,000	10/2006	13	0	13
Buy		1,694,792	11/2006	0	(455)	(455)
Sell		1,888,382	11/2006	375	0	375
Buy	KRW	2,288,782	03/2007	27	0	27
Buy	KZT	877,450	12/2006	0	(88)	(88)
Sell	MXN	42,220	12/2006	14	0	14
Buy	MYR	45,145	01/2007	0	(198)	(198)
Buy	PLN	10,422	11/2006	0	(48)	(48)
Buy	RUB	225,883	02/2007	428	0	428
Buy		93,263	03/2007	0	(5)	(5)
Buy		462,161	09/2007	3	0	3
Buy	SGD	3,853	11/2006	0	(1)	(1)
Sell	THB	474,625	01/2007	0	(58)	(58)
Buy	ZAR	9,318	11/2006	0	(301)	(301)

				$2,733	$(1,569)	$1,164

52	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,754

Total Aruba (Cost $1,763)			1,754

CANADA 0.4%
Province of Ontario
6.200% due 06/02/2031	CAD	5,500	6,110

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,410

Total Canada (Cost $8,478)			8,520

CAYMAN ISLANDS 1.2%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	1,700,000	14,398

ASIF II
4.453% due 06/15/2007	CAD	400	358

Cypress Tree Investment Partners I Ltd.
5.907% due 10/15/2009		$723	732

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	300,000	2,541
1.581% due 12/31/2049		100,000	869

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,747

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,244

Vita Capital Ltd.
6.830% due 01/01/2007		$1,100	1,104

Total Cayman Islands (Cost $27,182)			26,993

FRANCE 7.0%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	5,775
4.000% due 04/25/2014		300	389
4.000% due 10/25/2014		92,900	120,351
4.000% due 04/25/2055		300	390
4.750% due 10/25/2012		100	134
5.500% due 04/25/2029		4,200	6,568
5.750% due 10/25/2032		10,100	16,549

Total France (Cost $146,296)			150,156

GERMANY 17.1%
Republic of Germany
3.750% due 01/04/2015	EUR	39,000	49,713
4.000% due 07/04/2009		300	384
4.250% due 01/04/2014		27,340	35,940
4.250% due 07/04/2014		69,000	90,858
4.750% due 07/04/2034		400	578
5.000% due 01/04/2012		2,000	2,699
5.000% due 07/04/2012		16,700	22,642
5.250% due 07/04/2010		8,700	11,659
5.250% due 01/04/2011		19,500	26,293
5.375% due 01/04/2010		300	401
5.500% due 01/04/2031		300	473
5.625% due 01/04/2028		41,700	65,735
6.250% due 01/04/2024		9,800	16,100
6.250% due 01/04/2030		22,640	38,745
6.500% due 07/04/2027		2,260	3,908

Total Germany (Cost $362,049)			366,128

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	875
4.500% due 05/01/2009		1,000	1,294

Total Italy (Cost $2,188)			2,169

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN 13.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	$371

Japan Government Bond
0.700% due 09/20/2008	JPY	1,790,000	15,181
1.500% due 03/20/2011		5,150,000	44,466
1.500% due 03/20/2014		1,520,000	12,930
1.500% due 03/20/2015		3,850,000	32,474
1.600% due 09/20/2013		1,660,000	14,280
1.600% due 06/20/2014		3,970,000	33,952
1.600% due 09/20/2014		1,650,000	14,075
2.300% due 05/20/2030		1,347,700	11,314
2.300% due 06/20/2035		3,530,000	29,086
2.400% due 03/20/2034		580,000	4,875
2.500% due 09/20/2035		6,210,000	53,264

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (c)		2,178,680	18,297

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,428

Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	400,000	3,412
1.267% due 12/31/2049		300,000	2,542
1.384% due 09/29/2049		300,000	2,582

Total Japan (Cost $311,959)			296,529

JERSEY, CHANNEL ISLANDS 0.0%
SRM Investment Ltd.
3.475% due 08/26/2034	EUR	84	107

Total Jersey, Channel Islands (Cost $101)			107

MEXICO 0.0%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	98

Total Mexico (Cost $99)			98

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,540

Total Netherland Antilles (Cost $2,554)			2,540

NETHERLANDS 0.2%
Netherlands Government Bond
3.750% due 07/15/2014	EUR	1,200	1,530
4.250% due 07/15/2013		400	526

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$1,400	1,400

Total Netherlands (Cost $3,467)			3,456

RUSSIA 0.1%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	803

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$1,600	1,607

Total Russia (Cost $2,354)			2,410

SPAIN 5.0%
Banesto Banco de Emisiones
3.106% due 10/04/2006	EUR	1,000	1,268

Spain Government Bond
4.200% due 01/31/2037		900	1,190
4.400% due 01/31/2015		42,000	55,863
5.400% due 07/30/2011		20,800	28,389
5.750% due 07/30/2032		11,150	18,191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 01/31/2013	EUR	1,000	$1,443

Total Spain (Cost $105,858)			106,344

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020		3,000	3,608

Total Tunisia (Cost $3,626)			3,608

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015		1,000	1,191

Total Ukraine (Cost $1,210)			1,191

UNITED KINGDOM 4.4%
HBOS PLC
5.920% due 09/29/2049		$3,300	3,198

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		3,500	3,504

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,040

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	20,946
4.750% due 06/07/2010		12,900	24,139
5.000% due 03/07/2012		2,030	3,860
5.000% due 09/07/2014		35	67
5.750% due 12/07/2009		3,900	7,506
9.000% due 07/12/2011		11,900	26,312

Vodafone Group PLC
5.427% due 06/29/2007		$3,500	3,500

XL Capital Europe PLC
6.500% due 01/15/2012		500	522

Total United Kingdom (Cost $94,393)			94,594

UNITED STATES 35.2%

ASSET-BACKED SECURITIES 9.5%
ACE Securities Corp.
5.384% due 10/25/2036		$6,000	6,005

Amortizing Residential Collateral Trust
5.620% due 07/25/2032		1	1
5.680% due 10/25/2031		8	8

Argent Securities, Inc.
5.376% due 10/25/2036		8,800	8,811
5.390% due 05/25/2036		226	226
5.430% due 11/25/2035		936	937
5.450% due 10/25/2035		52	52
5.470% due 02/25/2036		165	165

Asset-Backed Funding Certificates
5.440% due 06/25/2035		54	54
5.680% due 06/25/2034		11,521	11,539

Bear Stearns Asset-Backed Securities, Inc.
5.500% due 12/25/2042		167	167
5.780% due 03/25/2043		10	10

Capital One Auto Finance Trust
5.117% due 05/15/2007		1,330	1,331

Carrington Mortgage Loan Trust
5.395% due 07/25/2036		2,478	2,480

CIT Group Home Equity Loan Trust
5.620% due 03/25/2033		18	18

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		135	135

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047		8,800	8,799
5.390% due 09/25/2046		2,871	2,871

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 07/25/2035	$4	$4
5.430% due 01/25/2036	23	23
5.810% due 12/25/2031	6	6

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	4	4

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	3,700	3,700

FBR Securitization Trust
5.450% due 10/25/2035	275	276
5.450% due 11/25/2035	833	834

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	4	4

First NLC Trust
5.440% due 12/25/2035	424	425
5.450% due 02/25/2036	987	988

Fremont Home Loan Trust
5.412% due 02/27/2037	12,000	12,000
5.420% due 01/25/2036	679	679

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	786	786

GSAMP Trust
5.440% due 09/25/2035	40	40
5.440% due 11/25/2035	312	312
5.620% due 03/25/2034	61	61

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	1,105	1,109

Home Equity Asset Trust
5.440% due 02/25/2036	54	54

Home Equity Mortgage Trust
5.440% due 02/25/2036	357	357

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	530	530

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	2,888	2,890

Lehman XS Trust
5.410% due 07/25/2046	7,084	7,011

Long Beach Mortgage Loan Trust
5.450% due 09/25/2035	22	22
5.530% due 11/25/2034	93	93
5.610% due 10/25/2034	5,432	5,439

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	553	553
5.394% due 07/25/2037	10,600	10,605
5.406% due 09/25/2037	10,400	10,408
5.487% due 06/25/2036	280	280

Morgan Stanley Capital I
5.660% due 07/25/2032	1	1

New Century Home Equity Loan Trust
5.440% due 09/25/2035	42	42

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	6,135	6,140

Option One Mortgage Loan Trust
5.430% due 11/25/2035	184	185

Park Place Securities, Inc.
5.440% due 09/25/2035	17	17

Quest Trust
5.770% due 09/25/2034	68	68

Renaissance Home Equity Loan Trust
5.680% due 08/25/2032	3	3
5.830% due 12/25/2033	1,320	1,332

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	12,100	12,098
5.430% due 05/25/2035	546	547

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.400% due 07/25/2036	$4,537	$4,540
5.404% due 10/25/2036	10,700	10,703
5.420% due 01/25/2036	303	304
5.580% due 07/25/2032	31	31
5.870% due 04/25/2032	29	29

SACO I, Inc.
5.390% due 05/25/2036	2,592	2,593
5.440% due 07/25/2035	4	4

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	14,800	14,802
5.590% due 08/25/2032	3	3

SBI Heloc Trust
5.494% due 08/25/2036	10,300	10,300

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	830	831

SG Mortgage Securities Trust
5.430% due 10/25/2035	236	236

Soundview Home Equity Loan Trust
5.390% due 06/25/2036	152	152
5.430% due 12/25/2035	385	386
5.440% due 05/25/2035	275	275

Structured Asset Securities Corp.
5.730% due 05/25/2034	23	23

Wells Fargo Home Equity Trust
5.450% due 12/25/2035	10,528	10,536
5.560% due 10/25/2035	11,363	11,379
5.570% due 11/25/2035	12,000	12,032

		202,694

BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.367% due 12/20/2012	556	560
7.390% due 12/20/2012	2,286	2,293
7.485% due 12/20/2012	143	143

Reynolds American, Inc.
7.250% due 05/31/2012	97	97
7.312% due 05/31/2012	2,903	2,921

		6,014

CORPORATE BONDS & NOTES 6.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,000	1,011

AT&T, Inc.
5.612% due 11/14/2008	1,000	1,003

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	3,300	3,271

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,600

BellSouth Corp.
5.580% due 08/15/2008	3,900	3,903

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	600	603

Boston Scientific Corp.
5.450% due 06/15/2014	1,100	1,054
6.000% due 06/15/2011	2,900	2,920
6.400% due 06/15/2016	2,700	2,728

Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,519

Charter One Bank N.A.
5.540% due 04/24/2009	9,000	9,010

CIT Group, Inc.
5.500% due 06/08/2009	7,500	7,510
5.608% due 05/23/2008	3,500	3,512

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
7.500% due 01/15/2009	$400	$414
8.900% due 07/15/2008	1,200	1,263
9.875% due 10/15/2007	400	418

CNA Financial Corp.
6.000% due 08/15/2011	2,000	2,030

Comcast Corp.
5.800% due 07/14/2009	7,600	7,619

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	7,300	7,312

CVS Corp.
5.750% due 08/15/2011	700	710

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010	700	681
5.750% due 09/08/2011	1,100	1,096
5.870% due 09/10/2007	400	401

Dominion Resources, Inc.
5.664% due 09/28/2007	700	700

EchoStar DBS Corp.
5.750% due 10/01/2008	300	298

El Paso Corp.
7.625% due 08/16/2007	800	814

Ford Motor Credit Co.
6.340% due 03/21/2007	400	399

General Electric Capital Corp.
5.430% due 12/12/2008	2,500	2,503
5.490% due 06/15/2009	3,300	3,310

Harrah’s Operating Co., Inc.
6.099% due 02/08/2008	2,400	2,403

HCA, Inc.
7.000% due 07/01/2007	1,500	1,515

Health Care Property Investors, Inc.
5.950% due 09/15/2011	700	703

HJ Heinz Co.
6.428% due 12/01/2008	6,400	6,535

HJ Heinz Finance Co.
6.000% due 03/15/2012	800	815

HSBC Finance Corp.
5.500% due 01/19/2016	5,500	5,511
6.538% due 11/13/2007	2,500	2,525

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	3,000	3,037

Lennar Corp.
5.950% due 10/17/2011	700	701

Loews Corp.
5.250% due 03/15/2016	800	777

Masco Corp.
5.875% due 07/15/2012	700	699

May Department Stores Co.
4.800% due 07/15/2009	700	687

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	1,000	1,001

Mirage Resorts, Inc.
7.250% due 10/15/2006	425	425

Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,300	2,465

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,200	1,265

Morgan Stanley
5.623% due 01/18/2008	900	902

Nisource Finance Corp.
5.400% due 07/15/2014	800	775

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Raychem Corp.
7.200% due 10/15/2008		$200	$207

SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,425

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,753

Toyota Motor Credit Corp.
5.372% due 10/12/2007		6,800	6,805

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	501
6.787% due 04/15/2008		1,000	1,002

U.S. Bancorp
5.354% due 04/28/2009		4,300	4,304

Unicredito Italiano NY
5.388% due 12/13/2007		3,900	3,899
5.398% due 12/03/2007		3,500	3,502

Viacom, Inc.
5.750% due 04/30/2011		2,800	2,797

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	300,000	2,549
			137,097

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,682	1,650

Banc of America Mortgage Securities
5.000% due 05/25/2034		3,604	3,558

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		9,534	9,305

Bear Stearns Alt-A Trust
5.580% due 07/25/2034		9	9
5.840% due 11/25/2036		13,415	13,375

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		13,563	13,407

Countrywide Alternative Loan Trust
5.540% due 05/25/2035		2,895	2,899

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,824	2,799
5.610% due 08/25/2034		11	11
5.620% due 04/25/2035		694	697
5.650% due 03/25/2035		4,560	4,575
5.660% due 02/25/2035		371	372
5.670% due 02/25/2035		552	555

CS First Boston Mortgage Securities Corp.
5.550% due 11/15/2019		1,598	1,600

CSAB Mortgage-Backed Trust
5.430% due 06/25/2036		2,679	2,680

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.430% due 10/25/2036		8,800	8,800

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		2,750	2,758

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,314	2,303

Greenpoint Mortgage Funding Trust
5.550% due 06/25/2045		1,751	1,758
5.600% due 11/25/2045		419	420

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,188	1,173

Harborview Mortgage Loan Trust
5.550% due 05/19/2035		3,574	3,584
5.700% due 02/19/2034		60	60

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		345	344

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 11/25/2017	$559	$553

Mellon Residential Funding Corp.
5.770% due 12/15/2030	28	29

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	727	721

Sequoia Mortgage Trust
5.630% due 08/20/2032	69	69

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	6,944	6,955
5.560% due 05/25/2045	2,201	2,208

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	7,055	7,048

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	10,400	10,408

Washington Mutual, Inc.
5.543% due 06/25/2046	6,887	6,891
5.560% due 04/25/2045	5,727	5,743
5.590% due 11/25/2045	1,157	1,162
5.600% due 12/25/2027	362	362
5.600% due 12/25/2045	3,941	3,958
5.640% due 01/25/2045	1,091	1,098
5.650% due 01/25/2045	831	834
5.667% due 10/25/2046	4,400	4,415
5.777% due 07/25/2046	2,356	2,356
5.963% due 06/25/2042	1,149	1,152
5.963% due 08/25/2042	27	27

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	5,300	5,218
4.950% due 03/25/2036	7,593	7,526
5.240% due 04/25/2036	3,396	3,414
		150,839

MUNICIPAL BONDS & NOTES 0.2%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	630	670

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	987

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	330	353

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,350	1,416
		3,426

U.S. GOVERNMENT AGENCIES 9.0%
Fannie Mae
4.190% due 11/01/2034	7,674	7,583
4.750% due 08/25/2008	10,000	9,962
4.960% due 12/01/2034	336	333
5.000% due 11/25/2032	4,000	3,744
5.420% due 09/25/2035	392	392
5.450% due 03/25/2034	77	77
5.480% due 08/25/2034	91	91
5.500% due 10/01/2028 - 02/01/2035	91,423	90,356
5.580% due 06/25/2044	52	52
5.730% due 06/25/2029	49	49
6.000% due 10/01/2036 - 07/25/2044	48,153	48,385
6.500% due 10/01/2036 - 06/25/2044	15,096	15,375

Freddie Mac
4.400% due 09/01/2035	513	505
5.000% due 11/15/2021 - 12/15/2031	8,664	8,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.590% due 08/25/2031	$115	$116
5.680% due 12/15/2030	735	737

Government National Mortgage Association
6.000% due 08/20/2034	3,965	3,996

Small Business Administration
4.625% due 02/01/2025	1,087	1,049
4.754% due 08/10/2014	88	85
5.110% due 04/01/2025	2,339	2,325
		193,702

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	5,487	5,201
1.875% due 07/15/2015	10,461	10,133
2.000% due 01/15/2014	4,020	3,944
2.000% due 01/15/2026	616	591
3.375% due 01/15/2007	16,081	15,947

U.S. Treasury Notes
3.875% due 05/15/2010	600	586
4.375% due 12/15/2010	24,700	24,503
		60,905

Total United States (Cost $757,046)		754,677

SHORT-TERM INSTRUMENTS 35.1%

CERTIFICATES OF DEPOSIT 0.4%
Countrywide Funding Corp.
5.360% due 08/16/2007	$8,100	8,099

COMMERCIAL PAPER 31.7%
Abbey National N.A. LLC
5.260% due 11/30/2006	48,100	47,685

Bank of America Corp.
5.260% due 12/14/2006	8,200	8,109
5.275% due 11/14/2006	43,300	43,027
5.275% due 12/01/2006	5,700	5,648

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	58,500	57,786

BNP Paribas Finance
5.240% due 01/19/2007	19,600	19,282
5.265% due 12/28/2006	44,100	43,524

Danske Corp.
5.255% due 01/18/2007	10,000	9,839
5.265% due 12/27/2006	28,600	28,230
5.270% due 12/27/2006	1,400	1,382
5.370% due 10/30/2006	17,100	17,029

Dexia Delaware LLC
5.250% due 12/20/2006	57,700	57,012

DnB NORBank ASA
5.265% due 02/20/2007	16,100	15,765

HBOS Treasury Services PLC
5.255% due 12/21/2006	55,500	54,831

IXIS Commercial Paper Corp.
5.275% due 11/07/2006	26,900	26,758
5.360% due 10/25/2006	14,200	14,151

San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006	48,100	47,659

Sanofi Aventis
5.250% due 11/08/2006	47,800	47,542

Skandinaviska Enskilda Banken AB
5.285% due 11/15/2006	43,100	42,822

Societe Generale N.A.
5.260% due 12/01/2006	47,700	47,263

Time Warner, Inc.
5.390% due 01/25/2007	8,500	8,355

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UB S Finance Delaware LLC
5.245% due 01/08/2007	$39,400	$38,823

		682,522

REPURCHASE AGREEMENTS 1.2%
Lehman Brothers, Inc.
5.050% due 10/02/2006	25,000	25,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $25,498. Repurchase proceeds are $25,011.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$1,417	$1,417

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,449. Repurchase proceeds are $1,418.)

JAPAN FINANCING BILLS 0.6%
0.340% due 10/02/2006 - 10/04/2006 (b)	JPY	1,500,000	12,698

U.S. TREASURY BILLS 1.1%
4.826% due 11/30/2006 - 12/14/2006 (b)(d)(e)(g)		$24,365	24,110

Total Short-Term Instruments (Cost $754,426)			753,846

VALUE (000S)
PURCHASED OPTIONS (i) 0.4%
(Cost $7,027)	$8,248

Total Investments (f) 120.5% (Cost $2,592,076)	$2,583,369

Written Options (j) (0.5%) (Premiums $8,426)	(10,867)

Other Assets and Liabilities (Net) (20.0%)	(427,636)

Net Assets 100.0%	$2,144,866

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $11,880 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $110,336 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $9,263 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	452	$107
90-Day Eurodollar December Futures	Long	12/2008	177	173
90-Day Eurodollar June Futures	Long	06/2007	1,163	683
90-Day Eurodollar June Futures	Long	06/2009	177	175
90-Day Eurodollar March Futures	Long	03/2009	177	172
90-Day Eurodollar September Futures	Long	09/2007	644	680
90-Day Eurodollar September Futures	Long	09/2008	177	172
Canadian Bank Bills December Futures	Long	12/2006	620	360
Canadian Bank Bills June Futures	Short	06/2007	620	(651)
Euro-Bobl 5-Year Note Futures	Long	12/2006	980	311
Euro-Bobl 5-Year Note Futures Put Options Strike @ EUR 106.200	Long	12/2006	980	0
Euro-Bund 10-Year Note Futures	Long	12/2006	1,142	1,158
Euro-Bund 10-Year Note Futures Put Options Strike @ EUR 110.000	Long	12/2006	2,020	0
Euro-Bund 10-Year Note Futures Put Options Strike @ EUR 110.500	Long	12/2006	350	0
Japan Government 10-Year Note December Futures	Long	12/2006	242	1,155
U.S. Treasury 5-Year Note December Futures	Short	12/2006	38	(21)
U.S. Treasury 10-Year Note December Futures	Long	12/2006	46	42
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	195	341

				$4,857

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	619,000	$8
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$700	1
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		500	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		700	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		2,000	(3)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		800	2
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		800	(8)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		800	0

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Autozone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	$1,600	$2
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	700	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,000	(1)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014	1,100	17
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,000	(1)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	21,700	27
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	4,200	2
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	7,600	33
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	700	(1)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	4,200	(32)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.055%	)	08/20/2016	2,400	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	25,700	38
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	11,700	291
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,300	29
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	2,900	(27)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016	6,500	(51)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016	14,300	(28)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	4,900	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	14
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	9,920	71
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	2,200	(75)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	700	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	11,200	67
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	700	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	6,200	(67)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	700	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,100	0

							$323

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	12/15/2010	AUD	60,000	$(1,127)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	863
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		27,900	25
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		15,800	(113)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		26,600	75
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		15,300	(142)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/15/2015	CAD	3,000	125
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(7)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	133
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		9,100	(220)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	98
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	12
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		700	(7)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		400	14
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		13,200	(387)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		104,700	2,366
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(12)
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		28,000	812
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(1,413)

See Accompanying Notes	Semiannual Report	September 30, 2006	57

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	44,000	$0
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		21,100	(199)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		51,800	755
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(6)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		200	(3)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		44,600	3,262
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		23,700	1,560
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(17)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	164
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	7,800	2
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		1,600	17
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	(48)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		4,500	165
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		3,600	96
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		50,900	267
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		31,000	167
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		10,000	438
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		500	16
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		44,000	250
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		14,800	(586)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(171)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		5,800	(185)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		1,300	29
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	14
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		146,900	645
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,240,000	(244)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	(593)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		10,800,000	(2,446)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,510,000	(307)
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		40,400,000	1,027
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	93
Morgan Stanley	6-month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,446)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,100,000	(235)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(398)
UBS AG	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(31)
UBS AG	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		2,490,000	(60)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		$141,500	(1,183)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,600	(136)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		8,400	499
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	65
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2008		94,500	(1,017)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,500	(31)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		49,900	(1,480)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,300	251
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,200	(220)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,800	45
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		110,800	(2,308)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,000	(208)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,800	107
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		12,000	712
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(306)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		123,500	1,977
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		9,400	(8)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(116)

							$(270)

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description		Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures		$112.000	11/21/2006	807	$15	$13
Call - CBOT U.S. Treasury 10-Year Note December Futures		113.000	11/21/2006	846	16	13
Put - CBOT U.S. Treasury 10-Year Note December Futures		100.000	11/21/2006	428	8	7
Put - CBOT U.S. Treasury 10-Year Note December Futures		101.000	11/21/2006	494	9	8
Put - CME 90-Day Eurodollar December Futures		92.500	12/18/2006	2,652	25	16
Put - CME 90-Day Eurodollar March Futures		92.000	03/19/2007	1,375	13	9
Put - CME 90-Day Eurodollar September Futures		90.500	09/17/2007	550	5	3
Put - OTC Japan Government 10-Year Bond December Futures	JPY	124.000	11/30/2006	275	24	0

					$115	$69

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP	13,600	$30	$28
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		23,200	120	115
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007		16,000	88	69
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006		52,000	164	40
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		68,800	319	342
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007		34,900	191	155
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007		16,500	89	78
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		23,200	112	115
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Pay	5.000%	03/08/2007		$74,000	289	266
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Pay	4.500%	10/04/2006		20,900	107	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Pay	5.200%	05/09/2007		17,500	70	121
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,332
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Pay	4.500%	10/04/2006		13,900	71	0
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-month USD LIBOR	Pay	5.250%	06/07/2007		182,100	815	1,457
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.000%	03/08/2007		21,000	98	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.080%	04/19/2007		52,900	178	275
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.150%	05/08/2007		211,900	820	1,334
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.190%	05/09/2007		371,400	737	1,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	4.750%	07/02/2007		20,000	83	83
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.130%	10/25/2006		97,500	154	153
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.170%	02/01/2007		111,200	286	517
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.000%	03/08/2007		175,000	665	628
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.250%	06/07/2007		64,000	236	512

								$6,912	$8,859

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$40,900	$0	$(221)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	11,300	0	(72)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/19/2007	50,200	0	(155)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	28,000	0	(163)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	25,400	0	(69)

					$0	$(680)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	458	$199	$601
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	478	170	8
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	334	217	5

				$586	$ 614

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	7,000	$119	$132
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		19,600	358	371
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		4,700	95	86
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		6,900	111	130
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Pay	5.900%	01/02/2007		$23,600	241	7
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Receive	5.040%	03/08/2007		33,000	313	268
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Receive	4.540%	10/04/2006		9,000	105	0
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Pay	5.900%	01/02/2007		38,700	395	12
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.315%	05/09/2007		7,600	71	130
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.250%	05/16/2007		16,200	180	338
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,352
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Receive	4.540%	10/04/2006		6,000	72	0
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Receive	5.250%	05/16/2007		7,500	98	156
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-month USD LIBOR	Receive	5.340%	06/07/2007		79,200	852	1,465
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.040%	03/08/2007		9,000	100	73
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.220%	04/19/2007		23,000	182	319

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.280%	05/08/2007	$92,100	$828	$1,477
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.315%	05/09/2007	83,100	769	1,418
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.000%	07/02/2007	8,800	92	92
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.210%	10/25/2006	41,900	164	284
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.240%	02/01/2007	48,100	296	583
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.040%	03/08/2007	76,000	688	617
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.325%	06/07/2007	27,000	229	488

							$7,511	$9,798

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$14,400	$76	$73

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 120.000	05/21/2007	$65,000	$253	$382

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$603	$603	0.03%

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$13,600	$13,330	$13,400
U.S. Treasury Notes	3.000%	02/15/2009	100	96	97
U.S. Treasury Notes	3.375%	09/15/2009	300	289	291
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,240	5,402
U.S. Treasury Notes	4.250%	11/15/2013	2,800	2,719	2,786
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,930	1,987
U.S. Treasury Notes	4.500%	02/15/2016	48,000	47,025	47,909
U.S. Treasury Notes	4.875%	05/31/2011	2,800	2,817	2,883
U.S. Treasury Notes	5.125%	05/15/2016	34,600	35,510	36,655

				$108,956	$111,410

(3) Market value includes $1,354 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	56,589	10/2006	$0	$(914)	$(914)
Buy	CAD	57,701	10/2006	9	(238)	(229)
Sell		9,637	10/2006	21	0	21
Buy	CLP	402,000	11/2006	9	0	9
Buy		77,200	12/2006	1	0	1
Buy	CNY	16,478	03/2007	0	(17)	(17)
Buy		79,422	05/2007	0	(90)	(90)
Buy		90,741	08/2007	52	0	52
Buy		97,375	09/2007	54	0	54
Buy	DKK	136,721	12/2006	23	(215)	(192)
Buy	EUR	458,516	10/2006	0	(1,340)	(1,340)
Buy	GBP	82,047	10/2006	4	(1,460)	(1,456)
Sell		13,091	10/2006	153	0	153
Buy	INR	5,506	02/2007	2	0	2
Buy		1,310	03/2007	0	0	0
Buy	JPY	63,403,521	10/2006	0	(3,323)	(3,323)
Sell		2,427,184	10/2006	287	0	287
Buy		2,986,793	11/2006	0	(211)	(211)
Sell		382,351	11/2006	98	0	98
Buy	KRW	1,767,068	11/2006	36	0	36
Buy		1,960,600	02/2007	33	0	33

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	NZD	59,224	10/2006	$343	$(159)	$184
Buy	PLN	390	11/2006	0	(2)	(2)
Buy	SEK	157,562	12/2006	0	(221)	(221)
Buy	SGD	482	10/2006	0	(3)	(3)
Buy		3,682	11/2006	0	0	0
Buy		219	03/2007	0	0	0
Sell	TWD	1,559	10/2006	0	0	0
Buy		95,427	02/2007	0	(69)	(69)
Buy	ZAR	8,983	10/2006	0	(153)	(153)
Sell		4,783	10/2006	11	0	11
Buy		8,983	12/2006	0	(22)	(22)

				$1,136	$(8,437)	$(7,301)

See Accompanying Notes	Semiannual Report	September 30, 2006	61

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
1.681% due 12/31/2049	JPY	500,000	$4,337

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,754

Total Aruba (Cost $6,154)			6,091

AUSTRALIA 0.1%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	470

Medallion Trust
5.730% due 07/12/2031		$785	787

Total Australia (Cost $1,241)			1,257

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,219

Total Austria (Cost $13,824)			17,219

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,206

Total Belgium (Cost $10,009)			14,206

CANADA 0.3%
Province of Ontario
6.200% due 06/02/2031	CAD	2,200	2,444

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,724

Rogers Wireless, Inc.
7.625% due 12/15/2011		2,100	2,034

Total Canada (Cost $6,899)			7,202

CAYMAN ISLANDS 1.3%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	600,000	5,082

Cypress Tree Investment Partners I Ltd.
5.907% due 10/15/2009		$482	488

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	400,000	3,388
1.815% due 12/31/2049		300,000	2,608

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,806

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,114

Pylon Ltd.
7.233% due 12/18/2008		1,350	1,713

SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	15,996	138

Vita Capital Ltd.
6.830% due 01/01/2007		$3,900	3,913

Total Cayman Islands (Cost $32,320)			32,250

DENMARK 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,209	215

Nykredit Realkredit A/S
6.000% due 10/01/2029		1,917	340

Total Denmark (Cost $344)			555

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE 12.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	$1,495

France Government Bond
4.000% due 04/25/2009		8,050	10,308
4.000% due 10/25/2009		30,070	38,593
4.000% due 04/25/2014		39,700	51,421
4.000% due 10/25/2014		111,700	144,706
4.000% due 04/25/2055		600	779
4.750% due 04/25/2035		1,100	1,588
5.250% due 04/25/2008		26,800	34,808
5.750% due 10/25/2032		10,300	16,876
6.000% due 10/25/2025		3,400	5,528

Total France (Cost $280,834)			306,102

GERMANY 25.6%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,706

Hypothekenbank in Essen AG
5.500% due 02/20/2007	EUR	1,690	2,157

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	563

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,842

Republic of Germany
4.000% due 07/04/2009		2,900	3,716
4.250% due 01/04/2014		63,452	83,412
4.250% due 07/04/2014		81,490	107,305
4.750% due 07/04/2034		4,300	6,215
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		12,700	17,140
5.250% due 07/04/2010		33,500	44,892
5.250% due 01/04/2011		28,400	38,293
5.375% due 01/04/2010		4,100	5,477
5.500% due 01/04/2031		15,400	24,275
5.625% due 01/04/2028		39,370	62,062
6.250% due 01/04/2024		7,600	12,485
6.250% due 01/04/2030		23,950	40,987
6.500% due 07/04/2027		95,560	165,239

Total Germany (Cost $576,986)			621,900

IRELAND 0.2%
Celtic Residential Irish Mortgage Securitisation
3.332% due 06/13/2035	EUR	1,738	2,210

Emerald Mortgages PLC
3.385% due 04/15/2028		1,675	2,131
3.385% due 01/15/2035		451	575

Total Ireland (Cost $4,076)			4,916

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,603
5.500% due 11/01/2010		1,700	2,304

Siena Mortgages SpA
3.465% due 02/05/2037		941	1,190

Total Italy (Cost $8,167)			8,097

JAPAN 21.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	371

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,891

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,273
1.500% due 03/20/2011		12,710,000	109,741
1.500% due 03/20/2014		6,810,000	57,930

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.500% due 03/20/2015	JPY	5,200,000	$43,860
1.600% due 06/20/2014		8,010,000	68,502
1.600% due 09/20/2014		5,710,000	48,710
2.300% due 05/20/2030		700,300	5,879
2.300% due 06/20/2035		7,380,000	60,810
2.400% due 03/20/2034		2,470,000	20,761
2.500% due 09/20/2035		4,060,000	34,823

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (b)		3,373,440	28,331

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,583

Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	600,000	5,118
1.267% due 12/31/2049		400,000	3,389
1.384% due 09/29/2049		100,000	861
5.625% due 07/29/2049		$1,300	1,267

Total Japan (Cost $559,252)			528,100

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
3.396% due 12/10/2037	EUR	4,148	5,284

Lloyds TSB Capital
7.375% due 02/07/2049		500	724

SRM Investment Ltd.
3.475% due 08/26/2034		422	536

Total Jersey, Channel Islands (Cost $4,909)			6,544

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	41

Total Mexico (Cost $39)			41

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,693

Total Netherland Antilles (Cost $1,703)			1,693

NETHERLANDS 0.7%
Delphinus BV
3.404% due 04/25/2093	EUR	1,500	1,891

Dutch Mortgage Portfolio Loans BV
3.484% due 11/20/2035		1,282	1,633

Dutch Mortgage-Backed Securities BV
3.343% due 10/02/2079		2,967	3,760

Holland Euro-Denominated Mortgage-Backed Series
3.362% due 04/18/2012		907	1,153

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,188

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$4,400	4,400

Total Netherlands (Cost $15,949)			16,025

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	2,006	1,800

Total New Zealand (Cost $1,230)			1,800

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	936

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$3,800	$3,817

Total Russia (Cost $4,679)			4,753

SPAIN 3.0%
Hipotebansa Mortgage Securitization Fund
3.258% due 07/18/2022	EUR	1,080	1,362

Spain Government Bond
4.200% due 07/30/2013		2,200	2,877
4.200% due 01/31/2037		2,300	3,041
5.150% due 07/30/2009		37,730	49,811
5.350% due 10/31/2011		11,100	15,166

Total Spain (Cost $55,459)			72,257

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,532

Total Tunisia (Cost $5,560)			5,532

UNITED KINGDOM 6.3%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	2,579	3,279

Dolerite Funding PLC
5.672% due 08/20/2032		$642	642

HBOS PLC
5.920% due 09/29/2049		5,900	5,718

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		6,500	6,507

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,418

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	27,376
4.750% due 06/07/2010		27,900	52,207
5.000% due 03/07/2012		12,830	24,399
8.000% due 09/27/2013		14,100	31,678

Total United Kingdom (Cost $150,716)			153,224

UNITED STATES 32.1%

ASSET-BACKED SECURITIES 1.2%
Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		$484	499

Argent Securities, Inc.
5.430% due 11/25/2035		1,776	1,777

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032		107	107
5.730% due 10/27/2032		218	219

Capital One Auto Finance Trust
5.117% due 05/15/2007		1,663	1,664

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		135	135

Countrywide Asset-Backed Certificates
5.420% due 07/25/2035		8	8

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032		122	122

FBR Securitization Trust
5.450% due 10/25/2035		551	551
5.450% due 11/25/2035		1,454	1,456

First Alliance Mortgage Loan Trust
5.560% due 12/20/2027		28	28

First NLC Trust
5.440% due 12/25/2035		799	799
5.450% due 02/25/2036		1,742	1,744

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.420% due 01/25/2036	$1,508	$1,509

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	1,516	1,517

GSAMP Trust
5.440% due 11/25/2035	624	625

Home Equity Mortgage Trust
5.440% due 02/25/2036	643	643

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	942	943

Mesa Trust Asset-Backed Certificates
5.730% due 12/25/2031	630	633

New Century Home Equity Loan Trust
5.420% due 07/25/2035	100	100

Quest Trust
5.890% due 06/25/2034	879	882

Residential Asset Securities Corp.
5.420% due 01/25/2036	607	608
5.430% due 11/25/2035	897	898
5.580% due 07/25/2032	592	593

SG Mortgage Securities Trust
5.430% due 10/25/2035	439	439

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	716	716
5.440% due 05/25/2035	477	477

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	12,179	12,197

		31,889

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
7.367% due 12/20/2012	927	934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

		4,994

CORPORATE BONDS & NOTES 6.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,415

AT&T, Inc.
5.612% due 11/14/2008	500	502

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	6,500	6,442

AutoZone, Inc.
5.875% due 10/15/2012	2,000	2,000

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	900	905

Boston Scientific Corp.
5.450% due 06/15/2014	1,500	1,437
6.000% due 06/15/2011	4,700	4,733
6.400% due 06/15/2016	4,300	4,344

Charter One Bank N.A.
5.540% due 04/24/2009	13,550	13,565

CIT Group, Inc.
5.546% due 08/17/2009	7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008	1,100	1,158

CNA Financial Corp.
6.000% due 08/15/2011	3,600	3,654

CVS Corp.
5.750% due 08/15/2011	900	913

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		$1,000	$972
5.750% due 09/08/2011		1,500	1,495

EchoStar DBS Corp.
5.750% due 10/01/2008		700	696

El Paso Corp.
7.625% due 08/16/2007		1,000	1,018

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	898
5.430% due 12/12/2008		$4,800	4,806

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,400

Harrah's Operating Co., Inc.
6.099% due 02/08/2008		$4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,005

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,646

JPMorgan & Co., Inc.
9.526% due 02/15/2012		4,670	4,856

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		4,800	4,859

Lennar Corp.
5.950% due 10/17/2011		900	901

Loews Corp.
5.250% due 03/15/2016		1,200	1,166

Masco Corp.
5.875% due 07/15/2012		1,000	998

May Department Stores Co.
4.800% due 07/15/2009		900	884

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009		2,200	2,202

Mirage Resorts, Inc.
7.250% due 10/15/2006		400	400

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,286

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,475

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (i)		15,100	15,100

Nisource Finance Corp.
5.400% due 07/15/2014		1,200	1,163

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,148

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,016

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,786

Toyota Motor Credit Corp.
5.372% due 10/12/2007		11,800	11,808

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	501

U.S. Bancorp
5.354% due 04/28/2009		8,200	8,207

Viacom, Inc.
5.750% due 04/30/2011		3,700	3,696

			144,871

MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Mortgage Securities
5.000% due 05/25/2034		5,766	5,693

See Accompanying Notes	Semiannual Report	September 30, 2006	63

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Alt-A Trust
5.840% due 11/25/2036	$9,165	$9,118

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	18,329	18,117
4.900% due 12/25/2035	1,045	1,036

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,048

Countrywide Home Loan Mortgage Pass-Through Trust
5.650% due 03/25/2035	104	104

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	638	635
5.550% due 11/15/2019	1,352	1,354
5.702% due 05/25/2032	102	101
5.880% due 08/25/2033	629	629

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,752	3,734

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	838	840

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,292	2,261

Impac CMB Trust
5.730% due 07/25/2033	243	243

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,661

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	604	603

MASTR Asset Securitization Trust
5.500% due 11/25/2017	1,017	1,005

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	987	992

Residential Funding Mortgage Security I
6.500% due 03/25/2032	464	467

Washington Mutual, Inc.
5.106% due 10/25/2032	512	510
5.427% due 02/27/2034	1,583	1,611
5.590% due 11/25/2045	2,136	2,145
5.600% due 12/25/2027	5,699	5,700
5.628% due 05/25/2041	75	76
5.640% due 01/25/2045	2,857	2,876

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,874	13,751

		87,310

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	830	882

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,303

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,644

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	831

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,491

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,780	$1,774

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	600	642

New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	314

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,597

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	600	644

		18,219

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.749% due 12/31/2049	640	6,728

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
4.190% due 11/01/2034	$12,662	12,512
4.960% due 12/01/2034	2,349	2,328
5.000% due 11/25/2032 - 10/01/2036	32,322	30,928
5.450% due 03/25/2034	487	488
5.500% due 11/01/2028 - 10/01/2035	78,693	77,779
5.649% due 04/01/2032	161	162
6.000% due 10/01/2036 - 07/25/2044	93,324	93,772
6.040% due 11/01/2022	54	55
6.450% due 01/01/2023	63	64
6.500% due 02/01/2026 - 10/01/2036	77,490	78,925
6.618% due 08/01/2023	220	224
6.627% due 12/01/2030	52	53

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,895

Freddie Mac
4.400% due 09/01/2035	1,110	1,094
5.000% due 12/15/2031 - 08/15/2035	8,436	7,747
5.632% due 10/25/2044	14,498	14,654
5.680% due 12/15/2030	1,301	1,304
6.817% due 06/01/2022	326	331
9.050% due 06/15/2019	7	7

Government National Mortgage Association
4.750% due 07/20/2022 - 08/20/2027	906	914
5.125% due 11/20/2021 - 11/20/2030	374	377
5.375% due 05/20/2022 - 05/20/2030	2,248	2,271
6.000% due 08/20/2034	6,073	6,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$6,012	$6,187
6.344% due 08/01/2011	2,001	2,068
6.640% due 02/01/2011	955	992

Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,085
5.880% due 04/01/2036	8,145	9,055
5.980% due 04/01/2036	1,855	2,075

		378,467

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	11,512	10,913
1.625% due 01/15/2015	1,068	1,016
1.875% due 07/15/2015	2,829	2,741
2.000% due 01/15/2014	331	325
2.000% due 07/15/2014	8,759	8,587
2.000% due 01/15/2026	1,232	1,182
3.625% due 04/15/2028	1,248	1,547

U.S. Treasury Bonds
6.125% due 11/15/2027	500	585
8.125% due 08/15/2019	32,600	43,001
8.125% due 05/15/2021	13,800	18,550

U.S. Treasury Notes
4.375% due 12/15/2010	15,600	15,475
5.125% due 05/15/2016	6,600	6,849

		110,771

Total United States (Cost $783,472)		783,249

SHORT-TERM INSTRUMENTS 15.5%

CERTIFICATES OF DEPOSIT 0.5%
Countrywide Funding Corp.
5.360% due 08/16/2007	12,100	12,100

COMMERCIAL PAPER 12.0%
Bank of America Corp.
5.275% due 11/14/2006	37,100	36,866

Danske Corp.
5.270% due 12/27/2006	12,300	12,141
5.275% due 11/20/2006	60,400	59,966

Skandinaviska Enskilda Banken AB
5.280% due 11/16/2006	65,600	65,167

Societe Generale N.A.
5.380% due 10/12/2006	3,900	3,894

Time Warner, Inc.
5.390% due 01/25/2007	9,200	9,043

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	39,900	39,900

UBS Finance Delaware LLC
5.245% due 01/08/2007	65,700	64,738

		291,715

REPURCHASE AGREEMENTS 1.5%
Lehman Brothers, Inc.
5.050% due 10/02/2006	37,000	37,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $37,732. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,302	6,302

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $6,432. Repurchase proceeds are $6,305.)

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 0.2%
2.905% due 10/31/2006	EUR	3,750	$4,744

U.S. TREASURY BILLS 1.0%
4.835% due 11/30/2006 - 12/14/2006 (a)(c)(e)		$25,820	25,562

Total Short-Term Instruments (Cost $377,479)			377,423

VALUE (000S)
PURCHASED OPTIONS (g) 0.7%
(Cost $14,447)	$16,186

Total Investments (d) 122.8% (Cost $2,915,748)	$2,986,622

Written Options (h) (0.8%) (Premiums $14,992)	(19,158)

Other Assets and Liabilities (Net) (22.0%)	(534,948)

Net Assets 100.0%	$2,432,516

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,384 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006 portfolio securities with an aggregate value of $46,356 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $12,435 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	794	$189
90-Day Eurodollar December Futures	Long	12/2007	263	89
90-Day Eurodollar December Futures	Long	12/2008	312	304
90-Day Eurodollar June Futures	Long	06/2007	2,769	1,627
90-Day Eurodollar June Futures	Long	06/2008	263	56
90-Day Eurodollar June Futures	Long	06/2009	312	308
90-Day Eurodollar March Futures	Long	03/2008	263	76
90-Day Eurodollar March Futures	Long	03/2009	312	304
90-Day Eurodollar September Futures	Long	09/2007	1,001	1,057
90-Day Eurodollar September Futures	Long	09/2008	575	354
Canadian Bank Bills December Futures	Long	12/2006	992	576
Canadian Bank Bills June Futures	Short	06/2007	992	(1,041)
Euro-Bond 10-Year Note Futures	Long	12/2006	1,502	1,489
Japan Government 10-Year Bond December Futures	Long	12/2006	324	1,588
U.S. Treasury 5-Year Note December Futures	Long	12/2006	23	16
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,954	(1,899)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	498	870

				$5,963

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	$11
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(6)
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(11)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	1
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	3
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,400	(2)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,500	23
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,400	(1)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		50,900	58
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		500	12
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		19,900	88

See Accompanying Notes	Semiannual Report	September 30, 2006	65

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	$1,000	$(2)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	11,100	(83)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	700	17
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	21,800	32
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	7,800	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	45
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	4,600	(43)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	4,300	(9)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016	12,100	(15)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	9,500	21
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	21
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	65
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016	8,700	(62)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	1,400	32
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	114
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	4,600	(157)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(2)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	130
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(1)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	12,100	(131)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	1
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	23

							$192

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	70,250	$(827)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	383
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,800	9
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,600	(40)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,000	25
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,200	(48)
UBS AG	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(871)
UBS AG	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	486
Deutsche Bank AG	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,900	107
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	304
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(86)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	166
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	(1,072)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	161
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	1,521
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,800	(26)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,600	55
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		98,630	(2,889)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	06/21/2036		2,800	(198)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		16,700	378
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	(399)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(140)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	974
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		3,000	193
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(26)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		200	(2)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		4,200	146
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(93)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	(81)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		89,600	6,600
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		24,600	1,736
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		77,600	169
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		7,600	(258)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	199
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	79,650	(1,611)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	(135)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	418

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		$7,000	$185
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		212,700	1,243
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		3,000	24
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		1,700	30
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	657
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		5,500	173
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		26,000	178
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		200	0
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	(981)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	100
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(239)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		62,500	274
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,780,000	(350)
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		4,120,000	(813)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	710
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	(10)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(581)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		16,980,000	(3,845)
JPMorgan Chase & Co.	6-month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(23)
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(871)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		3,270,000	(665)
Morgan Stanley	6-month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	28
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	134
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		7,400,000	(1,579)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(597)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		$11,400	319
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	(134)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		25,300	562
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,600	(914)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		77,700	(1,618)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		26,200	(777)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2008		34,000	(318)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		10,000	594
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		73,800	(160)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		28,400	458
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		13,300	(11)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(1,045)

							$(4,640)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - OTC Japan Government 10-Year Bond December Futures	JPY 124.000	11/30/2006	400	$34	$0
Put - CME 90-Day Eurodollar December Futures	$ 92.500	12/18/2006	5,186	50	33
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,483	14	9

				$98	$42

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP 19,500	$43	$40
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	43,300	224	215
C0l - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007	21,000	115	91
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006	101,000	319	77
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	88,000	408	437
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007	64,000	350	285
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007	16,200	87	77
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	28,900	139	144
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007	$198,000	772	711
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	39,600	202	0
Call - OTC 23-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	2,000	4	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	55,800	243	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.200%	05/09/2007	511,700	2,060	3,534
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007	211,100	1,368	1,530
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.750%	04/27/2009	9,700	502	953
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.250%	04/27/2009	9,700	676	256
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	22,900	117	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.800%	12/22/2006	76,600	425	57
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	03/08/2007	62,000	290	222

See Accompanying Notes	Semiannual Report	September 30, 2006	67

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007	$106,700	$359	$555
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.150%	05/08/2007	833,700	3,150	5,250
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.190%	05/09/2007	193,700	385	607
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007	108,000	447	447
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.130%	10/25/2006	7,100	11	11
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	03/08/2007	435,000	1,653	1,561

							$14,349	$17,063

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$58,100	$0	$(314)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	40,000	0	(254)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	35,100	0	(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	44,000	0	(255)

					$0	$ (919)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	787	$342	$1,033
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	693	247	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	1,054	554	16
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	533	256	8

				$1,399	$1,068

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	13,000	$221	$245
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	475
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	84
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,500	136	160
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$85,000	808	691
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		17,000	200	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006		2,900	38	0
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		24,000	239	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		222,500	2,080	3,798
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,555
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	625
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		9,000	107	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		32,800	431	73
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	206
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		25,000	278	203
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		46,400	367	644
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007		362,200	3,213	5,810
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		43,400	402	741
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	494
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		3,100	12	21
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		187,000	1,692	1,519

								$13,060	$17,344

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$19,500	$104	$99

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	05/21/2007	$110,000	$429	$647

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$905	$905	0.04%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	15,100	15,100	0.62%

				$16,005	$16,005	0.66%

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$6,000	$5,878	$5,912
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,682	15,787
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,420	24,999
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,199	7,331
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,764	4,911
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,402	13,733
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,219	24,942
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,178	25,651
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,527	4,633
U.S. Treasury Notes	5.125%	05/15/2016	118,400	121,510	125,428
U.S. Treasury Notes	5.500%	05/15/2009	13,500	13,765	14,099

				$260,544	$267,426

(3) Market value includes $4,526 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61,089	10/2006	$0	$(951)	$(951)
Sell	CAD	15,107	10/2006	79	0	79
Buy	CLP	296,000	11/2006	7	0	7
Buy		203,300	12/2006	2	0	2
Buy	CNY	33,886	03/2007	0	(35)	(35)
Buy		135,733	05/2007	0	(154)	(154)
Buy		113,995	08/2007	65	0	65
Buy		101,995	09/2007	55	0	55
Sell	DKK	9,802	12/2006	21	0	21
Buy	EUR	1,207	10/2006	0	(2)	(2)
Sell		667,314	10/2006	1,933	(11)	1,922
Buy	GBP	205	10/2006	0	(6)	(6)
Sell		79,201	10/2006	1,508	0	1,508
Sell	HKD	1,587	12/2006	1	0	1
Buy	INR	21,887	02/2007	8	0	8
Buy	JPY	1,009,175	10/2006	0	(45)	(45)
Sell		54,103,598	11/2006	3,617	0	3,617
Buy	KRW	642,500	12/2006	5	0	5
Buy		5,133,125	02/2007	85	0	85
Buy		1,033,648	03/2007	12	0	12
Buy	MXN	7,900	12/2006	0	(3)	(3)
Buy		3,069	01/2007	1	0	1
Sell	NZD	75,441	10/2006	481	(221)	260
Buy	PLN	1,767	11/2006	0	(4)	(4)
Sell		1,283	11/2006	6	0	6
Buy	RUB	15,372	12/2006	0	0	0
Buy		16,234	01/2007	0	0	0
Buy	SGD	9,419	11/2006	0	(1)	(1)
Sell		756	11/2006	3	0	3
Sell	TWD	69,047	10/2006	17	0	17
Buy		235,908	02/2007	0	(167)	(167)

				$7,906	$(1,600)	$6,306

See Accompanying Notes	Semiannual Report	September 30, 2006	69

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
Medallion Trust
5.730% due 07/12/2031		$133	$133

Total Australia (Cost $133)			133

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	338

Total Belgium (Cost $238)			338

CANADA 0.2%
Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	291

Total Canada (Cost $251)			291

CAYMAN ISLANDS 0.8%
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$800	808

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	374

SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	1,052	9

Vita Capital Ltd.
6.830% due 01/01/2007		$400	401

Total Cayman Islands (Cost $1,566)			1,592

DENMARK 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	45	8

Nykredit Realkredit A/S
6.000% due 10/01/2029		269	48

Total Denmark (Cost $35)			56

FRANCE 9.0%
Axa S.A.
3.750% due 01/01/2017	EUR	50	90

France Government Bond
4.000% due 10/25/2009		2,260	2,900
4.000% due 04/25/2014		9,300	12,046
4.000% due 10/25/2014		700	907
4.750% due 04/25/2035		100	144
5.750% due 10/25/2032		1,300	2,130

Total France (Cost $17,772)			18,217

GERMANY 21.9%
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	90	115

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	270

Republic of Germany
3.500% due 10/09/2009		1,000	1,265
4.000% due 07/04/2009		100	128
4.250% due 01/04/2014		3,800	4,995
4.250% due 07/04/2014		6,900	9,086
4.750% due 07/04/2034		700	1,012
5.000% due 01/04/2012		100	135
5.250% due 07/04/2010		1,300	1,742
5.250% due 01/04/2011		6,600	8,899
5.625% due 01/04/2028		4,740	7,472
6.250% due 01/04/2024		600	986
6.250% due 01/04/2030		400	685
6.500% due 07/04/2027		4,340	7,505

Total Germany (Cost $43,587)			44,295

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.1%
Emerald Mortgages PLC
3.385% due 01/15/2035	EUR	56	$72

Lusitano Mortgages PLC
3.601% due 12/15/2035		133	167

Total Ireland (Cost $211)			239

ITALY 2.0%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	1,280	1,657
5.500% due 11/01/2010		400	542

Siena Mortgages SpA
3.563% due 12/16/2038		1,399	1,781

Total Italy (Cost $3,929)			3,980

JAPAN 18.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	247

Japan Government Bond
0.700% due 09/20/2008	JPY	310,000	2,629
1.400% due 09/20/2011		270,000	2,317
1.500% due 03/20/2011		910,000	7,857
1.500% due 03/20/2014		190,000	1,616
1.500% due 03/20/2015		100,000	843
1.600% due 06/20/2014		600,000	5,131
1.600% due 09/20/2014		490,000	4,180
2.300% due 05/20/2030		40,000	336
2.300% due 06/20/2035		440,000	3,626
2.400% due 03/20/2034		180,000	1,513
2.500% due 09/20/2035		440,000	3,774

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (b)		301,200	2,530

Resona Bank Ltd.
5.850% due 09/29/2049		$500	490

Sumitomo Mitsui Banking Corp.
1.267% due 12/31/2049	JPY	100,000	847
5.625% due 07/29/2049		$100	98

Total Japan (Cost $40,253)			38,034

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
3.396% due 12/10/2037	EUR	662	843

Total Jersey, Channel Islands (Cost $640)			843

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	41

Total Mexico (Cost $39)			41

NETHERLANDS 1.8%
Delphinus BV
3.404% due 04/25/2093	EUR	500	630
3.545% due 11/28/2031		500	636
3.642% due 06/25/2066		243	309

Dutch Mortgage-Backed Securities BV
3.343% due 10/02/2079		989	1,253

Holland Euro-Denominated Mortgage-Backed Series
3.362% due 04/18/2012		129	165

Netherlands Government Bond
3.750% due 07/15/2014		200	255
5.000% due 07/15/2011		200	269

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$200	$200

Total Netherlands (Cost $3,637)			3,717

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$200	201

Total Russia (Cost $200)			201

SPAIN 1.7%
Hipotebansa Mortgage Securitization Fund
3.258% due 07/18/2022	EUR	198	250

Spain Government Bond
4.200% due 07/30/2013		400	523
5.150% due 07/30/2009		1,990	2,627

Total Spain (Cost $2,574)			3,400

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	361

Total Tunisia (Cost $363)			361

UNITED KINGDOM 3.8%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	322	410

Dolerite Funding PLC
5.672% due 08/20/2032		$46	46

HBOS PLC
5.920% due 09/29/2049		500	484

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	779

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		$600	601

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	94

United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	110
5.000% due 03/07/2008		800	1,500
5.000% due 03/07/2012		900	1,712
8.000% due 09/27/2013		790	1,775

XL Capital Europe PLC
6.500% due 01/15/2012		$200	209

Total United Kingdom (Cost $7,349)			7,720

UNITED STATES 46.3%

ASSET-BACKED SECURITIES 1.3%
AFC Home Equity Loan Trust
6.040% due 12/22/2027		$22	22

Amortizing Residential Collateral Trust
5.680% due 10/25/2031		19	19

Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		19	20

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032		8	8
5.780% due 03/25/2043		29	29

Capital One Auto Finance Trust
5.117% due 05/15/2007		138	139

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		67	67

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032		13	13

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.450% due 11/25/2035		$167	$167

First Alliance Mortgage Loan Trust
5.560% due 12/20/2027		75	75

First NLC Trust
5.450% due 02/25/2036		116	116

Fremont Home Loan Trust
5.420% due 01/25/2036		113	113

GSAMP Trust
5.440% due 11/25/2035		44	45
5.620% due 03/25/2034		245	245

Morgan Stanley Capital I
5.660% due 07/25/2032		1	1

Quest Trust
5.890% due 06/25/2034		100	100

Renaissance Home Equity Loan Trust
5.830% due 12/25/2033		54	54

Residential Asset Mortgage Products, Inc.
5.890% due 06/25/2032		12	12

Residential Asset Securities Corp.
5.420% due 01/25/2036		152	152
5.580% due 07/25/2032		66	66

Structured Asset Securities Corp.
5.730% due 05/25/2034		92	93

Wells Fargo Home Equity Trust
5.560% due 10/25/2035		965	967

			2,523

CORPORATE BONDS & NOTES 4.8%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	101

Atlantic & Western Re Ltd.
11.508% due 01/09/2007		500	495

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Boston Scientific Corp.
5.450% due 06/15/2014		100	96
6.000% due 06/15/2011		300	302
6.400% due 06/15/2016		300	303

Charter One Bank N.A.
5.540% due 04/24/2009		1,000	1,001

CIT Group, Inc.
5.546% due 08/17/2009		600	601

CNA Financial Corp.
6.000% due 08/15/2011		300	304

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009		1,000	1,002

DaimlerChrysler N.A. Holding Corp.
5.750% due 09/08/2011		100	100

General Electric Capital Corp.
5.430% due 12/12/2008		300	300

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	761

HJ Heinz Finance Co.
6.000% due 03/15/2012		$200	204

JPMorgan & Co., Inc.
6.805% due 02/15/2012		100	104

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		300	304

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009		100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho JGB Investment LLC
9.870% due 12/29/2049	$400	$429

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	300	316

SB Treasury Co. LLC
9.400% due 12/29/2049	900	957

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	300	322

Toyota Motor Credit Corp.
5.372% due 10/12/2007	800	801

U.S. Bancorp
5.354% due 04/28/2009	600	600

		9,603

MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Mortgage Securities
5.000% due 05/25/2034	459	453

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	1,000	995

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	327

Countrywide Home Loan Mortgage Pass-Through Trust
5.710% due 09/25/2034	308	309

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	39	39

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	637	648

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	313	311

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	60	60

GSR Mortgage Loan Trust
3.402% due 06/25/2034	391	390

Impac CMB Trust
5.730% due 07/25/2033	41	41

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	600	633

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	103	103

Residential Funding Mortgage Security I
6.500% due 03/25/2032	31	31

Sequoia Mortgage Trust
5.680% due 07/20/2033	451	455

Structured Asset Mortgage Investments, Inc.
5.620% due 07/19/2034	140	140

Washington Mutual, Inc.
5.106% due 10/25/2032	35	35
5.427% due 02/27/2034	142	145
5.600% due 12/25/2027	543	543
5.628% due 05/25/2041	87	88
5.640% due 01/25/2045	260	262

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,031	1,022
5.240% due 04/25/2036	697	700

		7,730

MUNICIPAL BONDS & NOTES 0.7%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	200	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	$100	$101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	395

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013	400	411

		1,437

	SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
7.749% due 12/31/2049	172	1,808

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 21.2%
Fannie Mae
4.190% due 11/01/2034	$767	758
4.960% due 12/01/2034	280	277
5.000% due 08/01/2035	1,388	1,335
5.430% due 01/25/2021	426	426
5.500% due 10/01/2016 - 10/01/2035	13,542	13,384
5.580% due 06/25/2044	207	207
6.000% due 10/01/2036 - 07/25/2044	15,378	15,451
6.470% due 09/25/2012	1,000	1,077
6.500% due 10/01/2036	4,000	4,074

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,034

Freddie Mac
5.632% due 10/25/2044	796	805

Government National Mortgage Association
4.750% due 07/20/2022 - 09/20/2026	139	140
5.125% due 01/20/2021 - 12/20/2026	61	62
5.250% due 01/20/2030	63	63
5.375% due 05/20/2028 - 06/20/2030	246	249
5.930% due 02/16/2030	99	100
5.980% due 02/16/2030	101	102
6.000% due 08/20/2034	564	568

Small Business Administration
6.640% due 02/01/2011	130	135

Tennessee Valley Authority
4.875% due 12/15/2016	400	401
5.880% due 04/01/2036	1,000	1,112
7.140% due 05/23/2012	1,000	1,104

		42,864

U.S. TREASURY OBLIGATIONS 13.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	1,182	1,120
2.000% due 01/15/2014	441	432
2.000% due 07/15/2014	540	529
2.000% due 01/15/2026	102	99
3.000% due 07/15/2012	1,019	1,057
3.500% due 01/15/2011	1,286	1,348

See Accompanying Notes	Semiannual Report	September 30, 2006	71

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. Treasury Bonds
4.500% due 02/15/2036	$9,700	$9,298
7.500% due 11/15/2016	50	61
8.125% due 08/15/2019	2,000	2,638
8.750% due 05/15/2017	1,800	2,404
8.875% due 02/15/2019	5,400	7,457

U.S. Treasury Notes
4.375% due 12/15/2010	1,100	1,091

		27,534

Total United States (Cost $94,335)		93,499

SHORT-TERM INSTRUMENTS 10.2%

CERTIFICATES OF DEPOSIT 0.4%
Countrywide Funding Corp.
5.360% due 08/16/2007	900	900

COMMERCIAL PAPER 7.0%
Danske Corp.
5.270% due 12/27/2006	2,400	2,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.270% due 11/10/2006	$2,000	$1,989

General Electric Capital Corp.
5.250% due 01/16/2007	1,200	1,181

Societe Generale N.A.
5.266% due 12/21/2006	2,700	2,667

Swedbank
5.275% due 11/09/2006	4,000	3,978

Time Warner, Inc.
5.390% due 01/25/2007	500	491

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	1,300	1,300

		13,975

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006	2,741	2,741

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 11/15/2008 valued at $2,798. Repurchase proceeds are $2,742.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.4%
4.784% due 11/30/2006 - 12/14/2006 (a)(c)(e)	$2,890	$2,859

Total Short-Term Instruments (Cost $20,481)		20,475

PURCHASED OPTIONS (g) 0.6%
(Cost $1,092)		1,277

Total Investments (d) 118.2% (Cost $238,685)		$238,709

Written Options (h) (0.8%) (Premiums $1,164)		(1,567)

Other Assets and Liabilities (Net) (17.4%)		(35,086)

Net Assets 100.0%		$202,056

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $4,725 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,375 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	97	$23
90-Day Eurodollar December Futures	Long	12/2007	46	16
90-Day Eurodollar December Futures	Long	12/2008	38	37
90-Day Eurodollar June Futures	Long	06/2007	177	104
90-Day Eurodollar June Futures	Long	06/2008	89	3
90-Day Eurodollar June Futures	Long	06/2009	38	38
90-Day Eurodollar March Futures	Long	03/2008	46	13
90-Day Eurodollar March Futures	Long	03/2009	38	37
90-Day Eurodollar September Futures	Long	09/2008	84	46
Canadian Bank Bills December Futures	Long	12/2006	81	47
Canadian Bank Bills June Futures	Short	06/2007	81	(85)
Euro-Bobl 5-Year Note Futures	Long	12/2006	29	5
Euro-Bund 10-Year Note Futures	Long	12/2006	67	66
Japan Government 10-Year Note December Futures	Long	12/2006	25	123
U.S. Treasury 5-Year Note December Futures	Long	12/2006	476	325
U.S. Treasury 10-Year Note December Futures	Short	12/2006	106	(92)

				$706

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	59,000	$1
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		$200	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		200	0
Citibank N.A.	Autozone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		100	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		100	0
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		100	1
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		3,300	4

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	$2,000	$9
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	200	0
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	1,100	(8)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	3,600	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	2,000	(4)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	600	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	2,100	12
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	1,200	(13)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	100	0

							$8

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	6,900	$(79)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	35
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		1,400	1
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		800	(6)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		1,000	3
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		600	(6)
UBS AG	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(79)
UBS AG	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	43
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/15/2015	CAD	600	25
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(7)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	56
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		600	(15)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		1,600	31
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	29
Citibank N.A.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,300	3
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		400	(4)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		200	7
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		18,370	(538)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(15)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(4)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	17
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(9)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		1,200	92
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	72
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(27)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	34
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	1,100	0
Barclays Bank PLC	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		100	0
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		2,100	(10)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		100	6
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		400	11
Citibank N.A.	6-month GBP-LIBOR	Receive	5.000%	12/16/2019		200	(3)
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		2,300	14
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		200	4
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		300	9
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		9,000	58
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		1,700	8
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(145)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		1,800	8
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	150,000	(29)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		300,000	7
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		60,000	(12)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		900,000	18
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(13)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	(2)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,710,000	(387)
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		110,000	(28)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		270,000	(55)
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		900,000	11

See Accompanying Notes	Semiannual Report	September 30, 2006	73

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	980,000	$(209)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	(62)
UBS AG	6-month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	(32)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$12,600	(374)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,300	77
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2011		1,700	(27)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		24,500	(396)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		200	(4)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		500	(15)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,800	40
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,000	(42)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	(135)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,600	(47)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,300	77
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		12,100	(194)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		16,600	986
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		1,000	(30)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		300	(17)

							$(1,275)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put -CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	340	$6	$5
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	568	5	4
Put - CME 90-Day Eurodollar March Futures	91.500	03/19/2007	70	1	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	74	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	63	1	1
Put - OTC Japan Government 10-Year Bond November Futures	JPY 124.000	11/30/2006	35	3	0

				$17	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP	1,600	$4	$3
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		5,400	28	27
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007		3,000	17	13
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006		8,000	25	6
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		4,900	23	24
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007		4,000	22	18
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007		3,500	19	17
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		$12,000	47	43
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,600	23	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		9,300	17	15
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		4,700	20	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.200%	05/09/2007		54,400	219	376
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	127
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.750%	04/27/2009		400	21	39
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.250%	04/27/2009		400	28	10
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		2,300	12	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		2,700	15	2
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		2,000	9	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.150%	05/08/2007		72,700	272	458
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		2,300	4	4
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		28,000	106	100

								$1,075	$1,337

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$5,200	$0	$(28)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	1,700	0	(11)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	5,100	0	(14)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	3,000	0	(17)

					$0	$(70)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	60	$26	$79
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	50	18	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	75	39	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	4	2	0

				$85	$81

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,600	$27	$30
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		1,400	26	26
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		1,000	20	18
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.900%	01/02/2007		$1,800	18	1
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		5,000	48	41
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	23	0
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.900%	01/02/2007		100	1	0
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,000	18	27
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		2,000	20	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		23,700	222	404
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		1,900	21	40
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	129
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,000	12	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,200	16	3
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		1,400	18	29
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007		31,600	279	507
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,000	4	7
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		12,000	109	97

								$1,035	$1,422

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$1,000	$5	$5

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 120.000	05/21/2007	$10,000	$39	$59

(i)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$3,950	$3,872	$3,892
U.S. Treasury Bonds	4.500%	02/15/2036	16,700	15,646	16,126
U.S. Treasury Notes	3.000%	02/15/2009	300	289	290
U.S. Treasury Notes	4.875%	05/31/2011	300	302	309
U.S. Treasury Notes	5.125%	05/15/2016	6,200	6,362	6,568

				$26,471	$27,185

(3) Market value includes $260 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,159	10/2006	$0	$(81)	$(81)
Sell		29	10/2006	0	0	0
Sell	CAD	1,535	10/2006	8	0	8
Buy	CLP	18,098	10/2006	0	0	0
Buy		8,300	12/2006	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2006	75

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	18,098	02/2007	$0	$0	$0
Buy	CNY	15,689	05/2007	0	(18)	(18)
Buy		8,337	08/2007	5	0	5
Buy		7,880	09/2007	5	0	5
Sell	DKK	935	12/2006	2	0	2
Buy	EUR	208	10/2006	0	0	0
Sell		47,588	10/2006	139	0	139
Sell	GBP	1,901	10/2006	40	0	40
Buy	JPY	108,854	10/2006	0	(4)	(4)
Sell		3,841,188	11/2006	257	0	257
Buy	KRW	66,300	12/2006	0	0	0
Buy		393,702	02/2007	7	0	7
Buy		144,026	03/2007	2	0	2
Buy	MXN	1,060	12/2006	0	0	0
Buy		338	01/2007	0	0	0
Sell	NZD	6,108	10/2006	35	(18)	17
Buy	PLN	102	10/2006	0	0	0
Buy		74	11/2006	0	0	0
Sell		154	11/2006	1	0	1
Buy		102	12/2006	0	0	0
Buy	RUB	1,037	12/2006	0	0	0
Buy		1,394	01/2007	0	0	0
Buy	SGD	743	11/2006	0	0	0
Sell	TWD	5,049	10/2006	1	0	1
Buy		20,164	02/2007	0	(15)	(15)
Buy	ZAR	216	10/2006	0	(4)	(4)
Buy		216	12/2006	0	(1)	(1)

				$502	$(141)	$361

76	PIMCO Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 148.7%
Fannie Mae
2.917% due 07/01/2011	$5,738	$5,715
4.500% due 10/01/2021	8,000	7,720
5.000% due 01/01/2018 - 10/01/2036	9,232	8,960
5.298% due 03/01/2018	15	15
5.500% due 12/25/2014	61	61
9.000% due 07/01/2018	11	12

Federal Housing Administration
8.137% due 09/01/2040	47	48

Freddie Mac
5.000% due 12/01/2035 - 10/01/2036	5,122	4,927
5.017% due 05/01/2019	16	16
5.247% due 06/01/2030	29	29
6.675% due 05/01/2031	27	28
7.500% due 08/15/2029 (a)	42	9

Government National Mortgage Association
3.500% due 02/20/2026	15,067	14,824
4.000% due 01/20/2021 - 07/20/2035	4,829	4,802
4.500% due 07/20/2029 - 09/20/2035	12,504	12,405
4.750% due 07/20/2018 - 08/20/2025	30	30
5.000% due 10/01/2036	35,000	34,005
5.125% due 12/20/2017 - 10/20/2030	20	20
5.250% due 02/20/2030 (c)	2,170	2,178
5.375% due 06/20/2021 - 05/20/2032	5,543	5,594
5.375% due 05/20/2029 - 04/20/2032 (c)	14,432	14,570
5.500% due 04/15/2025 - 10/01/2036	150,428	149,580
5.530% due 01/16/2031 - 02/16/2032	5,408	5,419
5.580% due 08/16/2032	1,115	1,119
5.625% due 02/20/2018 - 03/20/2018	28	28
5.630% due 12/16/2026 - 08/16/2031	950	954
5.730% due 06/16/2027	1,030	1,033
5.830% due 07/16/2028	186	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 05/20/2016 - 05/16/2027	$120	$121
5.880% due 04/16/2032	369	373
5.980% due 05/16/2029 - 06/20/2030	921	929
6.000% due 11/15/2033 - 08/15/2036	74,937	75,879
6.500% due 12/15/2023 - 09/15/2036	37,151	38,119
7.500% due 10/15/2022 - 06/15/2033	6,429	6,742

Small Business Administration
7.449% due 08/01/2010	60	63

Total U.S. Government Agencies (Cost $395,529)		396,515

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Mortgage Securities
5.405% due 10/20/2032	82	82

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	187	187
5.660% due 03/25/2032	122	122
5.880% due 08/25/2033	224	224

Sequoia Mortgage Trust
5.670% due 06/20/2032	182	182

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	303	304

Structured Asset Securities Corp.
6.630% due 08/25/2032	3	3

Total Mortgage-Backed Securities (Cost $1,104)		1,104

ASSET-BACKED SECURITIES 0.8%
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	19	19

Centex Home Equity
5.630% due 01/25/2032	66	66

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	133	134

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Asset Trust
5.630% due 11/25/2032	$3	$2

Saxon Asset Securities Trust
5.590% due 08/25/2032	16	15

Structured Asset Securities Corp.
5.614% due 01/25/2033	86	87

Total Asset-Backed Securities (Cost $1,971)		1,987

SHORT-TERM INSTRUMENTS 7.7%

COMMERCIAL PAPER 7.7%
Danske Corp.
5.255% due 01/18/2007	800	787
5.270% due 12/27/2006	4,900	4,837

General Electric Capital Corp.
5.250% due 01/16/2007	7,200	7,086

Societe Generale N.A.
5.245% due 01/08/2007	2,000	1,971

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	5,700	5,700

		20,381

U.S. TREASURY BILLS 0.0%
4.810% due 12/14/2006 (d)	75	74

Total Short-Term Instruments (Cost $20,460)		20,455

PURCHASED OPTIONS (f) 0.0%
(Cost $51)		16

Total Investments (b) 157.6% (Cost $419,115)		$420,077

Written Options (g) (0.0%) (Premiums $52)		(17)

Other Assets and Liabilities (Net) (57.6%)		(153,475)

Net Assets 100.0%		$266,585

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $581 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $15,532 at a weighted average interest rate of 5.170%. On September 30, 2006, securities valued at $16,748 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2007	80	$60
90-Day Eurodollar March Futures	Long	03/2007	28	28

				$88

See Accompanying Notes	Semiannual Report	September 30, 2006	77

Schedule of Investments GNMA Fund	(Unaudited) September 30, 2006

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$(8)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	18
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 7.388% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	82
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 6.138% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	28
UBS AG	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(14)

							$106

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay		5.000%	12/20/2013	$4,300	$89
Goldman Sachs & Co.	3-month USD-LIBOR	Receive		5.000%	12/20/2016	4,000	(119)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $	316	07/01/2011	8,000	(290)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay		5.000%	12/20/2013	6,100	127
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		5.000%	12/20/2016	3,500	(104)

							$(297)

(f)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	$14,900	$51	$16

(g)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	$6,400	$52	$17

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2036	$5,500	$5,266	$5,287
Fannie Mae	5.500%	10/01/2036	12,500	12,337	12,316
Government National Mortgage Association	5.500%	10/01/2036	31,000	30,727	30,797
Government National Mortgage Association	6.000%	10/01/2036	12,000	12,150	12,146
Government National Mortgage Association	6.500%	10/01/2036	10,000	10,253	10,256

				$70,733	$70,802

78	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.2%
Aleris International, Inc.
9.625% due 12/31/2006	$4,000	$4,009

Amadeus Global Travel Distribution S.A.
7.749% due 04/08/2012	7,044	7,041
8.117% due 04/08/2013	1,994	2,010
8.617% due 04/08/2014	1,970	1,993

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	563	567
7.318% due 02/09/2011	396	399
7.570% due 01/20/2011	396	399
7.617% due 02/09/2011	3,170	3,192
7.650% due 01/20/2011	230	231
7.749% due 01/20/2011	3,963	3,990

Charter Communications Operating LLC
8.125% due 04/25/2013	18,750	18,850

CSC Holdings, Inc.
7.080% due 02/24/2013	46	46
7.110% due 02/24/2013	3,112	3,103
7.122% due 03/29/2013	2,118	2,111
7.218% due 03/29/2013	2,118	2,111

Delphi Corp.
13.750% due 06/14/2011	2,890	2,994

Ferrellgas Partners LP
7.240% due 08/01/2010 (m)	26,000	26,086

Georgia-Pacific Corp.
8.390% due 12/23/2013	25,880	26,150

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	9,000	9,070

Headwaters, Inc.
7.330% due 04/30/2011	1,463	1,462
7.500% due 04/30/2011	10,690	10,680

HealthSouth Corp.
8.620% due 02/02/2013	29,177	29,319

Hertz Corp.
5.390% due 12/21/2012	1,000	1,007
7.580% due 12/21/2012	2,276	2,292
7.610% due 12/21/2012	340	342
7.700% due 12/21/2012	3,073	3,095
7.730% due 12/21/2012	2,276	2,292

Ineos Group Holdings PLC
7.611% due 10/07/2012	15,800	15,894
7.611% due 10/07/2013	1,250	1,261
8.111% due 10/07/2014	1,250	1,267

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	1,463	1,449
8.749% due 04/08/2012	6,484	6,429

Northwest Airlines Corp.
7.900% due 08/22/2008	4,500	4,489

NTL Investment
7.305% due 01/06/2013	4,000	4,018

Primedia, Inc.
7.570% due 09/30/2013	2,000	1,978

Rexel S.A.
7.862% due 11/03/2013	2,000	2,017
8.591% due 04/18/2014	2,000	2,025

Roundy’s Supermarket, Inc.
8.390% due 10/27/2011	5,294	5,345
8.440% due 10/27/2011	5,375	5,426

Smurfit Kappa Funding PLC
7.745% due 11/29/2013	700	705
8.245% due 11/29/2014	700	705

VNU/Nielson Finance LLC
8.190% due 08/08/2013	4,500	4,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weather Investments II SARL
11.282% due 10/26/2014	$3,000	$3,142

Total Bank Loan Obligations (Cost $225,342)		225,481

CORPORATE BONDS & NOTES 83.3%

BANKING & FINANCE 12.0%
AES Ironwood LLC
8.857% due 11/30/2025	48,801	54,169

AES Red Oak LLC
8.540% due 11/30/2019	14,670	15,696

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	40,704	44,367

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	31,253

Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	21,000	21,113

Consolidated Communications Illinois
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,049
10.120% due 10/30/2006	9,250	9,308

El Paso Performance-Linked Trust
7.750% due 07/15/2011	11,500	11,874

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,552

Ford Motor Credit Co.
7.000% due 10/01/2013	1,300	1,208
7.250% due 10/25/2011	3,000	2,832
7.375% due 02/01/2011	144,244	138,575
7.875% due 06/15/2010	46,695	45,511
8.625% due 11/01/2010	6,265	6,246
9.750% due 09/15/2010	2,000	2,067

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,788

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,638
6.750% due 12/01/2014	6,675	6,527
6.875% due 09/15/2011	3,360	3,346
6.875% due 08/28/2012	21,890	21,693
7.000% due 02/01/2012	19,400	19,357
7.250% due 03/02/2011	56,209	56,583
8.000% due 11/01/2031	18,250	19,135

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,047

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	24,356

Petroleum Export Ltd. II
6.340% due 06/20/2011	18,564	18,204

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,437

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	5,500	5,734

Sets Trust
8.850% due 04/02/2007	5,000	5,048

Targeted Return Index Securities Trust
7.548% due 05/01/2016	40,020	40,105

Tenneco, Inc.
8.625% due 11/15/2014	12,395	12,302
10.250% due 07/15/2013	30,680	33,441

TNK-BP Finance S.A.
7.500% due 07/18/2016	12,750	13,343

Universal City Development Partners
11.750% due 04/01/2010	24,617	26,648

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Florida Holding Co. I
8.375% due 05/01/2010	$7,900	$7,969
10.239% due 05/01/2010	1,133	1,170

Ventas Realty LP
6.750% due 04/01/2017	8,250	8,343
7.125% due 06/01/2015	8,975	9,278
8.750% due 05/01/2009	17,040	18,212

Wilmington Trust Co.
10.210% due 01/01/2009 (m)	203	205
10.732% due 01/01/2013 (m)	4,960	5,176

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,154

		843,094

INDUSTRIALS 55.6%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,150	5,627

Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	5,249	4,291
7.400% due 04/01/2018	1,202	992
8.550% due 08/01/2010	12,925	12,893
8.850% due 08/01/2030	22,530	19,038

Albertson’s, Inc.
7.450% due 08/01/2029	14,800	13,783

Allied Waste North America, Inc.
7.250% due 03/15/2015	56,251	56,110
7.875% due 04/15/2013	52,771	54,222

American Stores Co.
8.000% due 06/01/2026	9,900	10,079

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,045
7.250% due 05/20/2015	20,820	20,846

ANR Pipeline Co.
8.875% due 03/15/2010	2,040	2,149

Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,773

Armor Holdings, Inc.
8.250% due 08/15/2013	6,490	6,750

Arvin Capital I
9.500% due 02/01/2027	1,500	1,530

ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	47,701

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	10,425	10,190

Bowater Canada Finance
7.950% due 11/15/2011	27,140	26,054

Bowater, Inc.
9.375% due 12/15/2021	1,200	1,182
9.500% due 10/15/2012	3,800	3,876

Boyd Gaming Corp.
7.125% due 02/01/2016	15,695	15,263

Buhrmann US, Inc.
7.875% due 03/01/2015	13,790	13,342
8.250% due 07/01/2014	14,890	14,778

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,225

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	25,689

Cascades, Inc.
7.250% due 02/15/2013	12,980	12,720

CCO Holdings LLC
8.750% due 11/15/2013	73,080	73,902

CDRV Investors, Inc.
0.000% due 01/01/2015 (e)	15,150	11,287

See Accompanying Notes	Semiannual Report	September 30, 2006	79

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Celestica, Inc.
7.625% due 07/01/2013	$18,125	$18,080

Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,436

Charter Communications Operating LLC
8.000% due 04/30/2012	8,430	8,535
8.375% due 04/30/2014	14,625	14,936

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,108
6.875% due 01/15/2016	18,395	18,073
7.000% due 08/15/2014	22,515	22,374
7.500% due 09/15/2013	500	510
7.500% due 06/15/2014	12,395	12,596
7.750% due 01/15/2015	6,000	6,150

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,325	7,325

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,216

Community Health Systems, Inc.
10.000% due 03/13/2007	3,500	3,557
10.228% due 10/19/2006	4,000	4,022

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	20,917	21,284
7.373% due 06/15/2017	1,246	1,235
7.566% due 09/15/2021	2,950	2,935

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	18,773

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,532
7.500% due 05/01/2011	3,000	3,082

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	9,971
7.750% due 11/15/2015	20,645	21,006

CSC Holdings, Inc.
7.250% due 04/15/2012	5,665	5,672
7.625% due 04/01/2011	65,005	67,036
7.875% due 02/15/2018	2,200	2,294

DaVita, Inc.
7.250% due 03/15/2015	50,415	49,785

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	38,433

Delta Air Lines, Inc.
7.379% due 05/18/2010	7,067	7,080
7.570% due 05/18/2012	16,204	16,234

Dex Media East LLC
9.875% due 11/15/2009	1,700	1,800

Dex Media West LLC
9.875% due 08/15/2013	43,213	46,886

DirecTV Holdings LLC
6.375% due 06/15/2015	27,565	26,049
8.375% due 03/15/2013	14,253	14,841

Dresser, Inc.
10.125% due 04/15/2011	47,190	49,608

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,299

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,380

EchoStar DBS Corp.
6.375% due 10/01/2011	33,496	32,700
6.625% due 10/01/2014	12,760	12,170
7.000% due 10/01/2013 (b)	8,775	8,621
7.125% due 02/01/2016	43,870	42,609
8.758% due 10/01/2008	3,205	3,245

El Paso Corp.
7.375% due 12/15/2012	19,050	19,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.420% due 02/15/2037	$2,000	$1,930
7.750% due 01/15/2032	4,850	4,996
7.800% due 08/01/2031	38,422	39,575
8.050% due 10/15/2030	9,175	9,588
9.625% due 05/15/2012	3,469	3,859
10.750% due 10/01/2010	21,200	23,426

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,044

El Paso Production Holding Co.
7.750% due 06/01/2013	37,395	38,423

Equistar Chemicals LP
8.750% due 02/15/2009	9,055	9,417

Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,522

Ferrellgas Partners LP
7.120% due 08/01/2008 (m)	11,000	10,967
8.750% due 06/15/2012	13,843	14,466
8.780% due 08/01/2007 (m)	14,000	14,159
8.870% due 08/01/2009 (m)	7,300	7,622

Ford Motor Co.
7.450% due 07/16/2031	24,053	18,701

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	33,598

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,051

General Motors Corp.
8.250% due 07/15/2023	19,810	17,259

Georgia-Pacific Corp.
7.250% due 06/01/2028	16,350	15,369
7.375% due 12/01/2025	32,535	30,908
7.700% due 06/15/2015	10,550	10,550
7.750% due 11/15/2029	5,900	5,694
8.000% due 01/15/2024	47,475	47,000
9.500% due 12/01/2011	625	677

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	27,400	27,948

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	9,380	9,990
10.250% due 06/15/2007	2,000	2,055

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,002

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,610

HCA, Inc.
6.250% due 02/15/2013	3,300	2,764
6.750% due 07/15/2013	22,618	19,197
6.950% due 05/01/2012	14,095	12,386
7.190% due 11/15/2015	28,378	23,769
7.500% due 12/15/2023	3,500	2,731
7.690% due 06/15/2025	12,025	9,447
7.875% due 02/01/2011	15,525	14,923
8.360% due 04/15/2024	1,890	1,570
9.000% due 12/15/2014	7,936	7,460

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,106
8.125% due 06/01/2012	7,575	7,774

Hertz Corp.
8.875% due 01/01/2014	45,500	47,889

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,639

Host Marriott LP
6.750% due 06/01/2016	7,825	7,757
7.000% due 08/15/2012	3,000	3,049
7.125% due 11/01/2013	37,180	37,831

Ineos Group Holdings PLC
8.500% due 02/15/2016	35,400	33,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ingles Markets, Inc.
8.875% due 12/01/2011	$18,110	$18,970

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	19,850	20,967
11.250% due 06/15/2016	9,000	9,608

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,175

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	15,840	16,117
8.625% due 01/15/2015	50,555	51,945
10.484% due 01/15/2012	9,300	9,474

Invensys PLC
9.875% due 03/15/2011	8,564	9,292

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	4,020	3,729
8.250% due 10/01/2012	8,665	8,340

JET Equipment Trust
7.630% due 08/15/2012 (a)	3,304	2,710
9.410% due 06/15/2010 (a)	944	916
10.000% due 06/15/2012 (a)	7,081	6,869

L-3 Communications Corp.
6.375% due 10/15/2015	19,755	19,311
7.625% due 06/15/2012	29,420	30,450

Legrand France
8.500% due 02/15/2025	13,950	15,868

Lyondell Chemical Co.
8.000% due 09/15/2014	9,125	9,285
8.250% due 09/15/2016	8,125	8,288

Mandalay Resort Group
7.625% due 07/15/2013	9,915	9,841
9.375% due 02/15/2010	25,633	27,523

MGM Mirage
6.625% due 07/15/2015	38,280	36,940
6.875% due 04/01/2016	4,000	3,880
8.375% due 02/01/2011	21,660	22,690

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,492

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	5,500	5,319

Nalco Co.
7.750% due 11/15/2011	15,825	16,221
8.875% due 11/15/2013	17,350	18,174

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,296
6.625% due 04/15/2016	14,100	13,783

Norampac, Inc.
6.750% due 06/01/2013	12,679	12,045

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	10,600	11,196

Nortel Networks Ltd.
10.125% due 07/15/2013	12,375	13,118
10.750% due 07/15/2016	7,175	7,713

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,343

Novelis, Inc.
8.250% due 02/15/2015	18,435	17,605

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	25,025	23,899
7.750% due 05/15/2011	4,050	4,182
8.750% due 11/15/2012	15,285	16,202

Peabody Energy Corp.
6.875% due 03/15/2013	23,960	23,720

Pogo Producing Co.
7.875% due 05/01/2013	9,020	9,234

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PQ Corp.
7.500% due 02/15/2013	$15,150	$14,468

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,863

Primedia, Inc.
8.000% due 05/15/2013	11,850	10,813
8.875% due 05/15/2011	9,400	9,236

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,239

Qwest Communications International, Inc.
7.250% due 02/15/2011	33,580	33,748
7.500% due 02/15/2014	150,366	151,494

Reynolds American, Inc.
7.250% due 06/01/2012	7,119	7,358
7.250% due 06/01/2013	15,975	16,519
7.625% due 06/01/2016	16,395	17,089
7.750% due 06/01/2018	11,870	12,453

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,372
8.875% due 01/15/2016	33,085	33,333

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,658

Rocky River Realty
8.810% due 04/14/2007 (m)	511	515

Rogers Cable, Inc.
6.750% due 03/15/2015	23,305	23,655
7.875% due 05/01/2012	3,500	3,754
8.750% due 05/01/2032	7,100	8,414

Roseton
7.270% due 11/08/2010	35,650	36,207
7.670% due 11/08/2016	38,885	39,687

Sanmina-SCI Corp.
8.125% due 03/01/2016	13,470	13,268

SemGroup LP
8.750% due 11/15/2015	12,000	12,165

Seneca Gaming Corp.
7.250% due 05/01/2012	15,860	15,939

Sensata Technologies BV
8.000% due 05/01/2014	15,400	15,054

Service Corp. International
7.375% due 10/01/2014 (b)	7,800	7,888
7.625% due 10/01/2018 (b)	7,200	7,281

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,982
9.625% due 10/01/2012	48,873	51,805

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	44,375	42,822
9.750% due 02/01/2011	16,742	17,328

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,711

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,931
7.625% due 07/15/2011	16,475	16,969

Station Casinos, Inc.
6.500% due 02/01/2014	12,040	11,333
6.625% due 03/15/2018	4,175	3,789
6.875% due 03/01/2016	30,475	28,723
7.750% due 08/15/2016	30,260	31,546

Suburban Propane Partners LP
6.875% due 12/15/2013	27,380	26,559

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,810	52,842

Superior Essex Communications LLC
9.000% due 04/15/2012	6,395	6,523

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telenet Group Holding NV
0.000% due 06/15/2014 (e)	$981	$863

Tenet Healthcare Corp.
6.375% due 12/01/2011	10,409	9,199
7.375% due 02/01/2013	43,110	39,068
9.250% due 02/01/2015	3,600	3,483
9.875% due 07/01/2014	4,035	4,040

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	2,910

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	10,000	9,967

TransDigm, Inc.
7.750% due 07/15/2014	3,000	3,038

Triad Hospitals, Inc.
7.000% due 11/15/2013	40,148	39,194

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,828

TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,266

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25
9.625% due 09/01/2024 (a)	17,690	64

UGS Corp.
10.000% due 06/01/2012	4,000	4,340

United Airlines, Inc.
6.071% due 09/01/2014	5,020	5,017
6.201% due 03/01/2010	3,691	3,694
6.602% due 03/01/2015	4,626	4,641

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,499

Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,825

Verso Paper Holdings LLC
9.125% due 08/01/2014	24,255	24,528

VWR International, Inc.
6.875% due 04/15/2012	16,100	16,100
8.000% due 04/15/2014	42,913	43,503

Williams Cos., Inc.
7.500% due 01/15/2031	4,800	4,764
7.625% due 07/15/2019	43,005	44,940
7.750% due 06/15/2031	1,771	1,780
7.875% due 09/01/2021	91,028	95,579
8.750% due 03/15/2032	1,000	1,100

Windstream Corp.
8.625% due 08/01/2016	11,975	12,873

Wynn Las Vegas LLC
6.625% due 12/01/2014	100,000	97,500

Xerox Corp.
6.400% due 03/15/2016	13,500	13,500
6.750% due 02/01/2017	6,350	6,477
7.200% due 04/01/2016	12,075	12,739
7.625% due 06/15/2013	15,940	16,817

Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,167

		3,925,255

UTILITIES 15.7%
AES Corp.
8.750% due 05/15/2013	37,290	40,180

American Cellular Corp.
10.000% due 08/01/2011	23,705	24,949

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cincinnati Bell, Inc.
7.250% due 07/15/2013	$21,375	$21,963
8.375% due 01/15/2014	38,260	38,834

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,431
7.450% due 07/01/2035	5,460	4,969
9.000% due 08/15/2031	20,510	22,099

CMS Energy Corp.
6.875% due 12/15/2015	14,450	14,667
7.500% due 01/15/2009	25,650	26,548
8.500% due 04/15/2011	3,300	3,580

Edison Mission Energy
7.500% due 06/15/2013	10,780	10,942
7.750% due 06/15/2016	11,865	12,073

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	27,660	28,559
10.789% due 05/01/2013	5,100	5,240

Homer City Funding LLC
8.734% due 10/01/2026	11,899	13,238

Insight Midwest LP
9.750% due 10/01/2009	28,728	29,303
10.500% due 11/01/2010	18,603	19,347

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,299

Kinder Morgan Finance Co.
5.700% due 01/05/2016	18,025	16,668

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,113

Midwest Generation LLC
8.560% due 01/02/2016	77,682	82,586
8.750% due 05/01/2034	22,510	24,142

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,733
8.375% due 10/14/2010	7,300	7,583

MSW Energy Holdings LLC
8.500% due 09/01/2010	600	621

Nevada Power Co.
6.500% due 05/15/2018	6,000	6,266

Nextel Communications, Inc.
7.375% due 08/01/2015	33,105	34,190

NRG Energy, Inc.
7.250% due 02/01/2014	27,750	27,611
7.375% due 02/01/2016	66,465	66,216

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	66,292

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	20,200	20,301
7.625% due 08/03/2021	75	73
7.750% due 02/15/2031	275	267
7.900% due 08/15/2010	23,360	24,119

Qwest Corp.
7.200% due 11/10/2026	15,626	15,079
7.500% due 06/15/2023	24,006	23,886
8.875% due 03/15/2012	43,820	48,038

Reliant Energy, Inc.
6.750% due 12/15/2014	47,340	45,269
9.250% due 07/15/2010	33,295	34,710

Rogers Wireless, Inc.
6.375% due 03/01/2014	14,600	14,618
7.500% due 03/15/2015	24,475	26,249
8.000% due 12/15/2012	5,785	6,175

Rural Cellular Corp.
9.875% due 02/01/2010	26,665	27,932

Sierra Pacific Resources
6.750% due 08/15/2017	10,830	10,889
7.803% due 06/15/2012	15,562	16,478
8.625% due 03/15/2014	15,942	17,293

See Accompanying Notes	Semiannual Report	September 30, 2006	81

Schedule of Investments  High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Point Energy Center LLC
8.400% due 05/30/2012		$23,463	$22,891

TECO Energy, Inc.
6.750% due 05/01/2015		8,560	8,817
7.000% due 05/01/2012		4,265	4,436

Tenaska Alabama Partners LP
7.000% due 06/30/2021		20,859	20,544

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		41,674	44,070

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)		3,046	3,182

			1,111,298

Total Corporate Bonds & Notes (Cost $5,834,255)			5,879,647

CONVERTIBLE BONDS & NOTES 1.1%

BANKING & FINANCE 0.7%
Deutsche Bank AG
1.800% due 05/29/2009		5,000	5,175
2.000% due 10/07/2009		9,825	9,848

IXIS Financial Products, Inc.
0.800% due 06/15/2009		5,000	5,033
1.650% due 06/15/2009		4,950	4,811
1.875% due 06/15/2009		5,000	4,786

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (h)		4,650	5,032
2.070% due 06/15/2009 (h)		5,000	5,250
3.119% due 06/15/2009 (h)		5,000	5,323

Merrill Lynch & Co., Inc.
2.300% due 06/22/2009		4,900	5,115

			50,373

INDUSTRIALS 0.2%
Allied Waste North America, Inc.
4.250% due 04/15/2034		904	836

Chesapeake Energy Corp.
2.750% due 11/15/2035		2,725	2,800

EchoStar Communications Corp.
5.750% due 05/15/2008		8,000	8,060

			11,696

UTILITIES 0.2%
CMS Energy Corp.
2.875% due 12/01/2024		16,075	18,647

Total Convertible Bonds & Notes (Cost $79,453)			80,716

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		31	31

Total U.S. Government Agencies (Cost $32)			31

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		698	677

Total Mortgage-Backed Securities (Cost $661)			677

FOREIGN CURRENCY-DENOMINATED ISSUES 4.6%
Aleris International, Inc.
7.375% due 12/31/2006	EUR	5,000	$6,354

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013	EUR	460	$591
6.628% due 04/08/2014		460	591

Cablecom GmbH
3.360% due 04/15/2011	CHF	20,000	15,989

Cognis Holding GmbH
12.282% due 01/15/2015 (c)	EUR	887	1,061

Ferrovial
5.000% due 04/07/2011	GBP	7,500	13,967

JSG Holding PLC
11.500% due 10/01/2015	EUR	10,174	13,309

JSG Packaging PLC
5.562% due 01/12/2013		1,090	1,391
5.650% due 01/12/2013		820	1,046
5.754% due 01/12/2013		726	927
6.062% due 01/12/2014		1,090	1,391
6.090% due 01/12/2014		726	927
6.150% due 01/12/2014		820	1,046

Lighthouse International Co. S.A.
8.000% due 04/30/2014		35,775	49,164

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		12,300	15,747
6.036% due 11/30/2014		12,176	15,654
6.036% due 11/30/2015		124	159
8.250% due 05/01/2016		18,975	26,107

NTL Cable PLC
8.750% due 04/15/2014		9,000	11,955

Rhodia S.A.
8.000% due 06/01/2010		13,290	17,906

SigmaKalon
5.491% due 06/30/2012		1,527	1,936

Smurfit Kappa Funding PLC
5.741% due 11/29/2013		2,652	3,387
5.835% due 01/12/2013		1,413	1,804
6.241% due 11/29/2014		2,652	3,396
6.335% due 01/12/2014		1,413	1,809
10.125% due 10/01/2012		26,675	37,292

Telenet Communications NV
9.000% due 12/15/2013		10,458	14,786

UPC Broadband Holding BV
5.507% due 03/31/2013		7,636	9,678
5.509% due 12/31/2013		8,645	10,965

UPC Holding BV
7.750% due 01/15/2014		4,525	5,523
8.625% due 01/15/2014		13,375	17,044

Weather Investments II SARL
5.505% due 06/17/2012		4,200	5,321

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,500
6.798% due 06/17/2014		5,900	7,538

Total Foreign Currency-Denominated Issues (Cost $297,770)			323,261

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (m)		65,885	504

U.S. Airways Group, Inc. ‘A’		12,224	2

Total Common Stocks (Cost $0)			506

CONVERTIBLE PREFERRED STOCKS 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,530

Total Convertible Preferred Stocks (Cost $3,627)			3,530

		SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	$26,324

Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,222

Total Preferred Stocks (Cost $49,049)			48,546

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.9%

CERTIFICATES OF DEPOSIT 1.1%
Unicredito Italiano SpA
5.355% due 11/20/2006		$77,600	77,601

COMMERCIAL PAPER 2.2%
ANZ National International Ltd.
5.275% due 11/16/2006		17,600	17,484

General Electric Capital Corp.
5.270% due 11/15/2006		8,600	8,545

Santander Finance
5.285% due 11/14/2006		51,100	50,777

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006		10,800	10,729

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		70,500	70,500

			158,035

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.050% due 10/02/2006		67,000	67,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $68,308. Repurchase proceeds are $67,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		6,304	6,304

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,434. Repurchase proceeds are $6,307.)

NETHERLANDS TREASURY BILLS 0.5%
2.905% due 10/31/2006	EUR	26,970	34,119

SPAIN TREASURY BILLS 0.6%
2.956% due 12/22/2006		34,700	43,690

U.S. TREASURY BILLS 0.4%
4.866% due 11/30/2006 - 12/14/2006 (d)(f)(i)		$28,565	28,308

Total Short-Term Instruments (Cost $414,971)			415,057

PURCHASED OPTIONS (k) 0.0%
(Cost $31)			20

Total Investments (g) 98.9% (Cost $6,905,191)			$6,977,472

Written Options (l) (0.0%) (Premiums $962)			(1,584)

Other Assets and Liabilities (Net) 1.1%			81,135

Net Assets 100.0%			$7,057,023

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Securities with an aggregate market value of $4,955 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $161,118 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $13,918 at a weighted average interest rate of 5.450%. On September 30, 2006, securities valued at $15,605 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $20,877 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	4,530	$2,727
90-Day Eurodollar December Futures	Long	07/1908	1,589	3,103
90-Day Eurodollar June Futures	Long	06/2008	1,362	443
90-Day Eurodollar June Futures	Long	06/2009	227	170
90-Day Eurodollar March Futures	Long	03/2008	3,457	1,831
90-Day Eurodollar March Futures	Long	03/2009	232	172

				$11,008

(j)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY 3,974,000	$51
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%		03/20/2007	$5,000	27
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	10,000	234
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	35,350	0
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007	5,900	51
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.220%		09/20/2008	3,000	34
Barclays Bank PLC	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	10,000	(120)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	48
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.480%		10/20/2011	24,000	154
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(5.270%	)	09/20/2012	900	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	4,000	85
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007	1,300	3
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	43
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	25
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Buy	(3.250%	)	12/20/2011	93,500	0
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%		03/20/2007	5,000	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	27
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(1)
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	3.150%		09/20/2011	10,000	161
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%		12/20/2006	3,000	9
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	45
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	52,950	131
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	11,500	(289)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	130,100	186
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	22
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	138
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	10,000	(11)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	20,000	19
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	42
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		03/20/2007	5,100	146
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%		03/20/2007	3,000	87
JPMorgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500%	)	03/20/2007	3,000	(3)
JPMorgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	1
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	21
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%		03/20/2007	5,000	(7)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	(65)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%		03/20/2011	3,000	46
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%		06/20/2011	5,000	(64)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	170
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	80,300	(4)

See Accompanying Notes	Semiannual Report	September 30, 2006	83

Schedule of Investments High Yield Fund (Cont.)	(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	$17,000	$(160)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%		12/04/2006	6,500	41
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%		12/20/2006	5,000	39
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	113
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	16
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	50
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	250
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	47,750	0
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	5,000	14
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	72
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	125
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	223
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	183
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(184)
Royal Bank of Scotland Group PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		12/20/2006	2,000	33
Royal Bank of Scotland Group PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%		03/20/2007	5,000	(2)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%		12/20/2006	1,775	21
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		12/20/2006	6,800	57

							$2,347

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$20

(l)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 109.000	11/21/2006	5,180	$659	$1,457
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	4,053	303	127

				$962	$1,584

(m)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,030	$21,113	0.30%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,159	21,284	0.30%
Ferrellgas Escrow LLC	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,061	10,967	0.15%
Ferrellgas Escrow LLC	8.780%	08/01/2007	06/30/2003	14,322	14,159	0.20%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,969	26,086	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,778	7,622	0.11%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	NA	NA	07/15/2004	0	504	0.01%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 - 01/13/2005	512	515	0.01%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,960	9,967	0.14%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,028	3,182	0.05%
Wilmington Trust Corp.	10.210%	01/01/2009	06/29/1993	201	205	0.00%
Wilmington Trust Corp.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,863	5,176	0.07%

				$117,883	$120,780	1.71%

(n)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	20,128	12/2006	$311	$0	$311
Buy	EUR	16,038	10/2006	0	(27)	(27)
Sell		314,745	10/2006	1,091	0	1,091
Buy	GBP	273	10/2006	0	(6)	(6)
Buy	JPY	13,407,145	11/2006	0	(3,600)	(3,600)

				$1,402	$(3,633)	$(2,231)

84	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 77.4%

BANKING & FINANCE 32.6%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$202

Allstate Corp.
7.200% due 12/01/2009	200	212

American International Group, Inc.
2.875% due 05/15/2008	300	290
5.050% due 10/01/2015	200	195
6.250% due 05/01/2036	200	211

Anadarko Finance Co.
6.750% due 05/01/2011	200	210

Archstone-Smith Trust
7.900% due 02/15/2016	25	28

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	52

Bank of America Corp.
3.875% due 01/15/2008	50	49
4.750% due 08/01/2015	500	481
5.700% due 09/06/2007	175	176

Bank One Corp.
5.250% due 01/30/2013	100	100
7.600% due 05/01/2007	60	61
9.875% due 03/01/2009	50	55

Bank One N.A.
5.708% due 10/01/2007	100	100

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
5.700% due 01/15/2007	300	300
5.700% due 11/15/2014	200	203

Bellsouth Capital Funding Corp.
7.875% due 02/15/2030	200	229

BNP Paribas
5.186% due 06/29/2049	500	474

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	241

CIT Group, Inc.
5.460% due 12/19/2007	200	200
7.750% due 04/02/2012	240	266

Citigroup Capital II
7.750% due 12/01/2036	500	518

Citigroup, Inc.
5.000% due 09/15/2014	200	195
5.451% due 06/04/2007	135	135
5.625% due 08/27/2012	400	408
6.000% due 02/21/2012	190	198
6.125% due 08/25/2036	100	103

Commonwealth Bank of Australia
6.024% due 03/29/2049	250	250

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	97

General Electric Capital Corp.
5.000% due 01/08/2016	100	98
5.447% due 06/22/2007	100	100
5.450% due 01/15/2013	350	355
5.620% due 10/21/2010	500	501
6.750% due 03/15/2032	500	573
7.875% due 12/01/2006	10	10

General Motors Acceptance Corp.
6.875% due 09/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group LP
4.500% due 06/15/2010	$250	$245

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	297
5.477% due 12/22/2008	200	200
5.700% due 09/01/2012	300	306
6.125% due 02/15/2033	100	100
6.600% due 01/15/2012	100	106

HBOS Capital Funding LP
6.071% due 06/29/2049	300	305

HBOS PLC
5.920% due 09/29/2049	100	97

HSBC Capital Funding LP
4.610% due 12/29/2049	1,330	1,236

HSBC Finance Corp.
4.125% due 03/11/2008	200	197
4.125% due 12/15/2008	100	98

HSBC Holdings PLC
6.500% due 05/02/2036	200	213

International Lease Finance Corp.
4.875% due 09/01/2010	150	148
5.750% due 10/15/2006	98	98

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	287
5.125% due 09/15/2014	100	98
5.750% due 10/15/2008	100	101
6.625% due 03/15/2012	350	372
7.125% due 06/15/2009	100	105

KFW International Finance
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	288
5.599% due 12/23/2010	150	150
6.625% due 01/18/2012	30	32

MBNA America Bank N.A.
7.125% due 11/15/2012	145	159

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	97
5.489% due 08/22/2008	300	300
5.590% due 04/26/2007	70	70
5.700% due 02/05/2010	300	301

MetLife, Inc.
5.250% due 12/01/2006	300	300

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	152

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	107

Morgan Stanley
4.750% due 04/01/2014	400	381
5.300% due 03/01/2013	325	325
5.375% due 10/15/2015	250	247
6.600% due 04/01/2012	100	106

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	252

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	219

Preferred Term Securities XII
5.940% due 03/24/2034	100	100

Prudential Financial, Inc.
4.104% due 11/15/2006	30	30
5.540% due 06/13/2008	100	100

Prudential Insurance Co. of America
7.650% due 07/01/2007	250	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank Capital Funding II
5.260% due 12/29/2049	$50	$49

Rabobank Capital Funding Trust
5.254% due 12/29/2049	300	290

Resona Bank Ltd.
5.850% due 09/29/2049	100	98

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	313

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	292

UBS Preferred Funding Trust V
6.243% due 05/29/2049	500	518

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	98

USB Capital IX
6.189% due 04/15/2049	475	481

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	200	201

Wachovia Bank N.A.
5.000% due 08/15/2015	300	291
7.800% due 08/18/2010	30	33

Wachovia Capital Trust III
5.800% due 03/15/2042	200	201

Washington Mutual, Inc.
5.250% due 09/15/2017	250	241

Wells Fargo & Co.
5.449% due 03/23/2010	75	75
5.600% due 01/12/2011	200	200

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	32

Westfield Group
5.700% due 10/01/2016	100	100

		20,359

INDUSTRIALS 26.8%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	100

American Airlines, Inc.
6.978% due 10/01/2012	100	102
7.858% due 04/01/2013	50	54

American Greetings Corp.
7.375% due 06/01/2016	100	102

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	203
6.450% due 09/15/2036	200	205

Barrick Gold Corp.
5.800% due 11/15/2034	100	94

Barrick Gold Finance Co.
4.875% due 11/15/2014	100	95

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32

Boston Scientific Corp.
5.450% due 06/15/2014	100	96
6.000% due 06/15/2011	100	101

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	99
5.850% due 02/01/2035	200	187
6.000% due 08/15/2016	100	102

Cardinal Health, Inc.
5.640% due 10/02/2009 (b)	200	200

See Accompanying Notes	Semiannual Report	September 30, 2006	85

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CBS Corp.
5.625% due 08/15/2012	$500	$495

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	100	96
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	203

Cisco Systems, Inc.
5.479% due 02/20/2009	60	60

Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	95

Clorox Co.
5.515% due 12/14/2007	30	30

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	114

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	315
8.875% due 05/01/2017	35	42

Comcast Corp.
5.300% due 01/15/2014	100	98
5.850% due 01/15/2010	200	203
5.900% due 03/15/2016	100	100
7.050% due 03/15/2033	100	107

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	200	200

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	102

Coventry Health Care, Inc.
5.875% due 01/15/2012	100	100

Cox Communications, Inc.
4.625% due 06/01/2013	160	149
5.940% due 12/14/2007	100	101
6.750% due 03/15/2011	100	104
7.125% due 10/01/2012	100	107
7.750% due 11/01/2010	130	140

CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	200	201
7.300% due 01/15/2012	100	106

Delhaize America, Inc.
8.125% due 04/15/2011	250	270

Delta Air Lines, Inc.
7.379% due 05/18/2010	47	47
7.570% due 05/18/2012	100	100

Devon Financing Corp. ULC
7.875% due 09/30/2031	200	245

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	98

EnCana Corp.
4.750% due 10/15/2013	100	95

Enterprise Products Operating LP
5.000% due 03/01/2015	200	188

Fund American Cos., Inc.
5.875% due 05/15/2013	150	149

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	250

Gazprom International S.A.
7.201% due 02/01/2020	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Georgia-Pacific Corp.
8.125% due 05/15/2011	$100	$103

HCA, Inc.
6.950% due 05/01/2012	200	176

Hess Corp.
7.875% due 10/01/2029	200	237

Hilton Hotels Corp.
8.250% due 02/15/2011	230	249

HJ Heinz Co.
6.428% due 12/01/2008	200	204

Humana, Inc.
6.450% due 06/01/2016	200	208

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	147

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	99

International Business Machines Corp.
8.375% due 11/01/2019	30	38

International Paper Co.
6.750% due 09/01/2011	300	319

JC Penney Corp., Inc.
8.000% due 03/01/2010	100	108

JetBlue Airways Corp.
9.640% due 03/15/2008	63	63

Kern River Funding Corp.
4.893% due 04/30/2018	68	66

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	190
7.125% due 03/15/2012	350	371

Kroger Co.
5.500% due 02/01/2013	200	197

MGM Mirage
6.625% due 07/15/2015	100	96

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	200	237

Motorola, Inc.
7.600% due 01/01/2007	200	201

Newmont Mining Corp.
5.875% due 04/01/2035	100	94

News America Holdings, Inc.
9.250% due 02/01/2013	400	474

Oracle Corp.
5.000% due 01/15/2011	150	149

Packaging Corp. of America
5.750% due 08/01/2013	100	98

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	196
8.000% due 11/15/2011	260	286

Phelps Dodge Corp.
8.750% due 06/01/2011	200	225
9.500% due 06/01/2031	200	263

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	188

Plum Creek Timberlands LP
5.875% due 11/15/2015	200	198

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	105

Reynolds American, Inc.
7.250% due 06/01/2012	100	103

Safeway, Inc.
4.950% due 08/16/2010	100	98
5.718% due 03/27/2009	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	$200	$222

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	106

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	61	65

Time Warner, Inc.
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	529
7.700% due 05/01/2032	100	112

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	33

Transocean, Inc.
7.500% due 04/15/2031	190	224

Tyson Foods, Inc.
6.850% due 04/01/2016	335	346

United Airlines, Inc.
10.125% due 03/22/2015 (a)	97	45

USX Corp.
6.850% due 03/01/2008	30	31

Vale Overseas Ltd.
6.250% due 01/11/2016	100	100

Valero Energy Corp.
3.500% due 04/01/2009	100	96
6.125% due 04/15/2007	100	100
7.500% due 04/15/2032	100	116

Viacom, Inc.
5.750% due 04/30/2011	100	100

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.490% due 09/10/2009	100	100
6.375% due 03/01/2012	100	105

Waste Management, Inc.
7.000% due 10/15/2006	250	250
7.100% due 08/01/2026	10	11

WellPoint, Inc.
4.250% due 12/15/2009	100	97

Weyerhaeuser Co.
6.125% due 03/15/2007	38	38

Williams Cos., Inc.
6.375% due 10/01/2010	100	100

Wyeth
4.375% due 03/01/2008	100	99

Wynn Las Vegas LLC
6.625% due 12/01/2014	100	98

Xerox Corp.
6.160% due 12/18/2009	100	101

XTO Energy, Inc.
6.100% due 04/01/2036	100	99
6.250% due 04/15/2013	100	103
7.500% due 04/15/2012	100	109

Yum! Brands, Inc.
8.875% due 04/15/2011	140	158

		16,773

UTILITIES 18.0%
Appalachian Power Co.
3.600% due 05/15/2008	100	97

AT&T Corp.
7.300% due 11/15/2011	447	485
8.000% due 11/15/2031	200	245

AT&T, Inc.
5.100% due 09/15/2014	300	290

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
5.200% due 09/15/2014	$300	$290
5.200% due 12/15/2016	100	95

British Telecommunications PLC
8.375% due 12/15/2010	100	112
8.625% due 12/15/2030	100	134

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	52

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	98
5.375% due 04/15/2013	100	99
5.500% due 08/15/2016	350	345

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	360

Duke Energy Corp.
6.250% due 01/15/2012	130	135
6.450% due 10/15/2032	200	215

Embarq Corp.
7.082% due 06/01/2016	200	204

Energy East Corp.
6.750% due 07/15/2036	100	105

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	145
4.875% due 11/01/2011	100	96

Entergy Louisiana LLC
5.560% due 09/01/2015	50	49

Exelon Corp.
4.900% due 06/15/2015	200	189

FirstEnergy Corp.
6.450% due 11/15/2011	100	104

Florida Power Corp.
5.802% due 11/14/2008	50	50

France Telecom S.A.
7.750% due 03/01/2011	230	252

GTE South, Inc.
6.125% due 06/15/2007	30	30

Indianapolis Power & Light
6.300% due 07/01/2013	150	155

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	204

Nevada Power Co.
6.500% due 05/15/2018	150	157

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	108

Ohio Edison Co.
5.450% due 05/01/2015	100	99
5.647% due 06/15/2009	100	100

Pacific Gas & Electric Co.
6.050% due 03/01/2034	300	303

PNPP II Funding Corp.
8.510% due 11/30/2006	14	14

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	195

Progress Energy, Inc.
6.850% due 04/15/2012	200	214
7.100% due 03/01/2011	200	215
7.750% due 03/01/2031	200	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PSEG Power LLC
6.950% due 06/01/2012	$200	$212
8.625% due 04/15/2031	100	130

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	153

Qwest Corp.
8.640% due 06/15/2013	100	108

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	43	41

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	202

Southern California Edison Co.
5.000% due 01/15/2014	200	196

Sprint Capital Corp.
6.000% due 01/15/2007	40	40
6.875% due 11/15/2028	100	102
8.375% due 03/15/2012	500	561
8.750% due 03/15/2032	100	122

System Energy Resources, Inc.
4.875% due 10/01/2007	100	99

TECO Energy, Inc.
6.750% due 05/01/2015	200	206

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	190
5.250% due 11/15/2013	100	95
6.108% due 07/18/2011	200	199

Telefonica Emisones SAU
5.984% due 06/20/2011	100	102

Telus Corp.
8.000% due 06/01/2011	30	33

Time Warner Telecom Holdings, Inc.
9.405% due 02/15/2011	100	102

TXU Energy Co. LLC
7.000% due 03/15/2013	200	210

Verizon Communications, Inc.
5.350% due 02/15/2011	200	201

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	230

Verizon New England, Inc.
6.500% due 09/15/2011	200	205

Verizon Wireless Capital LLC
5.375% due 12/15/2006	200	200

Virginia Electric & Power Co.
5.375% due 02/01/2007	80	80
5.400% due 01/15/2016	500	493

Vodafone Group PLC
3.950% due 01/30/2008	30	30
5.427% due 06/29/2007	50	50
7.750% due 02/15/2010	30	32

Xcel Energy, Inc.
6.500% due 07/01/2036	100	106

		11,260

Total Corporate Bonds & Notes (Cost $48,791)		48,392

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
5.500% due 10/01/2036	3,300	3,252
6.000% due 10/01/2036	1,800	1,808

Total U.S. Government Agencies (Cost $5,045)		5,060

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 1.9%
Brazilian Government International Bond
8.000% due 01/15/2018		$126	$139

Croatia Government International Bond
6.375% due 07/31/2010		27	27

Korea Development Bank
4.750% due 07/20/2009		300	296

Mexico Government International Bond
5.625% due 01/15/2017		150	149
8.300% due 08/15/2031		80	100

Panama Government International Bond
9.625% due 02/08/2011		100	115

Russia Government International Bond
5.000% due 03/31/2030		150	168
10.000% due 06/26/2007		83	86

South Africa Government International Bond
7.375% due 04/25/2012		90	98
9.125% due 05/19/2009		30	33

Total Sovereign Issues (Cost $1,149)			1,211

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	397

Credit Logement S.A.
4.604% due 03/29/2049		300	380

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	150

France Telecom S.A.
6.750% due 03/14/2008		90	119

HSBC Holdings PLC
5.375% due 12/20/2012		60	81

RBS Capital Trust A
6.467% due 12/29/2049		325	456

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	48

Rogers Wireless, Inc.
7.625% due 12/15/2011		50	48

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	426

Total Foreign Currency-Denominated Issues (Cost $1,990)			2,105

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%
ERP Operating LP
3.850% due 08/15/2026		200,000	203

MetLife, Inc.
6.375% due 02/15/2009		4,000	119

Total Convertible Preferred Stocks (Cost $302)			322

PREFERRED STOCKS 0.2%
Goldman Sachs Group, Inc.
6.196% due 12/31/2049		4,000	103

Total Preferred Stocks (Cost $100)			103

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.9%

COMMERCIAL PAPER 13.3%
Bank of America Corp.
5.260% due 12/18/2006		$800	791

See Accompanying Notes	Semiannual Report	September 30, 2006	87

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.355% due 11/03/2006	$1,200	$1,194

HBOS Treasury Services PLC
5.260% due 12/07/2006	1,300	1,287

ING U.S. Funding LLC
5.255% due 12/18/2006	1,600	1,581

Societe Generale N.A.
5.380% due 10/12/2006	800	799

Spintab AB
5.350% due 11/02/2006	1,500	1,493

UBS Finance Delaware LLC
5.355% due 10/24/2006	1,200	1,196

		8,341

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$1,305	$1,305

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $1,335. Repurchase proceeds are $1,306.)

FRANCE TREASURY BILLS 0.0%
2.958% due 11/02/2006	EUR	20	25

U.S. TREASURY BILLS 0.5%
4.816% due 11/30/2006 - 12/14/2006 (c)(e)		$310	307

Total Short-Term Instruments (Cost $9,980)			9,978

VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $3)	$5

Total Investments (d) 107.4% (Cost $67,360)	$67,176

Written Options (h) (0.0%) (Premiums $21)	(20)

Other Assets and Liabilities (Net) (7.4%)	(4,606)

Net Assets 100.0%	$62,550

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $145 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $307 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	134	$65
90-Day Eurodollar December Futures	Long	12/2008	2	2
90-Day Eurodollar June Futures	Long	06/2008	58	82
90-Day Eurodollar June Futures	Long	06/2009	2	2
90-Day Eurodollar March Futures	Long	03/2008	85	88
90-Day Eurodollar March Futures	Long	03/2009	2	2
90-Day Eurodollar September Futures	Short	09/2008	9	(4)
U.S. Treasury 10-Year Note December Futures	Long	12/2006	6	(3)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	31	60

				$294

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	$200	$2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	7
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%		06/20/2010	100	1
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	1
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	0
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	3
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	100	1
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	12
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	(8)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(1)
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	250	0
JPMorgan Chase & Co.	Ford Motor Co. 7.450% due 07/16/2031	Buy	(3.700%	)	12/20/2006	200	(2)
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	9
Lehman Brothers, Inc.	Ford Motor Co. 7.450% due 07/16/2031	Sell	4.450%		12/20/2006	200	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%	)	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.010%		09/20/2011	200	(2)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	2
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	0
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	2

							$32

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	4.500%	12/15/2007	CAD	13,800	$(21)
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	6
UBS AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	130,000	(26)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$400	(12)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	(1)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	30
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	15
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,000	(21)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,040	(149)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		5,800	93
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(20)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,000	59
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/19/2008		500	0

							$(53)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$ 92.000	03/19/2007	45	$1	$1
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	22	0	0

				$1	$1

See Accompanying Notes	Semiannual Report	September 30, 2006	89

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)	(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	$500	$2	$4

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 109.000	11/21/2006	48	$10	$14
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	23	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.000	11/21/2006	25	7	2

				$18	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	$200	$3	$4

(i)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2036	$630	$622	$621

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	51	10/2006	$0	$0	$0
Sell		51	10/2006	0	0	0
Buy		51	12/2006	0	0	0
Buy		58	01/2007	0	0	0
Sell	CAD	100	10/2006	1	0	1
Buy	CLP	13,000	11/2006	0	0	0
Buy		14,495	12/2006	0	0	0
Sell	EUR	1,319	10/2006	5	0	5
Sell	GBP	149	10/2006	3	0	3
Buy	INR	1,109	02/2007	0	0	0
Buy		911	03/2007	0	0	0
Buy	JPY	97,463	11/2006	0	(26)	(26)
Buy	KRW	21,900	12/2006	0	0	0
Buy		8,246	02/2007	0	0	0
Buy		35,969	03/2007	1	0	1
Buy	MXN	370	12/2006	0	0	0
Buy		339	01/2007	0	0	0
Buy	PLN	145	11/2006	0	(1)	(1)
Buy	RUB	140	12/2006	0	0	0
Buy		346	01/2007	0	0	0
Buy		1,007	03/2007	0	0	0
Buy	SGD	70	11/2006	0	0	0
Buy		18	03/2007	0	0	0
Buy	TWD	335	10/2006	0	0	0
Buy		241	02/2007	0	0	0
Buy	ZAR	153	11/2006	0	(5)	(5)

				$10	$(32)	$(22)

90	PIMCO Funds	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 6.6%
Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$100

Allstate Life Global Funding Trusts
5.545% due 01/25/2008	2,200	2,204

Bayerische Landesbank
6.625% due 06/25/2007	250	252

CIT Group, Inc.
5.546% due 08/17/2009	6,000	6,007

Citigroup, Inc.
5.525% due 01/30/2009	13,800	13,813

General Electric Capital Corp.
5.431% due 03/04/2008	10,000	10,011

Goldman Sachs Group, Inc.
5.664% due 06/28/2010	2,300	2,314

HSBC Finance Corp.
5.520% due 09/15/2008	15,000	15,045

Inter-American Development Bank
6.625% due 03/07/2007	340	342

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	4,200	4,252

JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50

Lehman Brothers Holdings, Inc.
5.601% due 01/23/2009	9,200	9,215

Morgan Stanley
5.550% due 02/09/2009	8,000	8,015
5.800% due 04/01/2007	100	100

Postal Square LP
6.500% due 06/15/2022	1,612	1,706

Pricoa Global Funding I
5.565% due 01/25/2008	2,200	2,204

U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,209	7,040

Wells Fargo & Co.
5.125% due 02/15/2007	250	250
5.449% due 03/23/2010	10,800	10,815

		93,735

INDUSTRIALS 1.0%
DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	11,800	11,813

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,222

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	861

		14,896

UTILITIES 0.7%
GTE Corp.
7.510% due 04/01/2009	100	105

Verizon Global Funding Corp.
5.535% due 08/15/2007	9,500	9,509

		9,614

Total Corporate Bonds & Notes (Cost $118,060)		118,245

MUNICIPAL BONDS & NOTES 1.0%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	$400	$417

Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,260

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	721

Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,220

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,755

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,067

Total Municipal Bonds & Notes (Cost $13,903)		14,809

U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
0.000% due 03/25/2009 (c)	395	373
4.231% due 11/01/2034	1,149	1,141
4.487% due 07/01/2035	1,474	1,462
4.500% due 12/15/2019 - 09/01/2035	16,989	15,730
5.000% due 11/25/2015 - 08/25/2036	21,167	19,269
5.125% due 07/16/2018	500	482
5.410% due 07/25/2035	6,820	6,826
5.420% due 09/25/2035	14,697	14,711
5.500% due 01/01/2033 - 10/01/2036	38,304	37,702
5.530% due 03/18/2031	1,412	1,416
5.632% due 03/01/2044	2,409	2,423
5.678% due 04/01/2028	143	145
5.800% due 02/09/2026	15,000	15,027
5.930% due 10/25/2017	318	322
5.965% due 10/01/2024	242	240
6.000% due 05/17/2027	1,673	1,704
6.230% due 04/25/2032	270	276
6.250% due 12/25/2013	7	7
6.446% due 02/01/2028	32	33
6.500% due 11/25/2023 - 07/25/2031	5,571	5,782
6.520% due 11/01/2023	482	491
6.625% due 11/15/2030	25,000	30,117
6.632% due 12/01/2027	227	231
6.736% due 05/01/2025	61	63
6.750% due 06/25/2032	5,295	5,410
6.900% due 05/25/2023	340	354
6.950% due 07/25/2020	109	113
7.000% due 06/25/2022 - 05/18/2027	4,704	4,969
7.095% due 08/01/2026	20	20
7.421% due 10/01/2024	7	7
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	48	50
9.000% due 08/01/2021 - 06/01/2027	156	169
1,197.968% due 08/25/2007 (b)	0	1

Farmer Mac
7.277% due 07/25/2011	2,351	2,365

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,192
5.125% due 07/09/2029	675	671
5.150% due 03/25/2020	1,000	1,001
5.750% due 12/07/2028	500	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
3.875% due 10/23/2006	$24,000	$23,981
5.120% due 01/10/2013	6,500	6,408
5.250% due 07/24/2018	15,000	14,496
5.300% due 06/26/2023	2,000	1,891

Federal Housing Administration
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	1,653	1,667
7.000% due 11/25/2019	408	411
7.430% due 10/01/2022 - 06/01/2024	1,115	1,126

Freddie Mac
0.000% due 12/11/2025	34,600	12,949
3.750% due 11/15/2006	50,000	49,911
4.000% due 11/15/2018	12,632	11,422
4.160% due 10/25/2023	130	130
4.375% due 11/16/2007	10,000	9,924
4.500% due 12/15/2019 - 07/15/2035	33,195	28,923
4.750% due 01/19/2016	19,400	19,106
5.000% due 03/18/2014 - 09/15/2035	26,519	24,098
5.125% due 04/18/2011	27,000	27,259
5.400% due 03/17/2021	20,000	20,018
5.500% due 06/15/2034 - 07/15/2036	26,118	25,131
5.625% due 11/23/2035	21,800	21,389
5.632% due 10/25/2044	18,763	18,964
5.830% due 06/15/2030 - 12/15/2032	1,030	1,044
5.832% due 07/25/2044	5,232	5,301
5.880% due 06/15/2031	344	349
5.952% due 01/01/2028	66	67
5.999% due 01/01/2028	272	276
6.000% due 04/15/2034 - 05/15/2036	84,184	83,034
6.250% due 09/15/2023	5,000	5,108
6.500% due 11/15/2008 (b)	53	2
6.500% due 05/01/2022 - 10/25/2043	3,065	3,138
6.517% due 09/01/2027	110	111
6.855% due 06/01/2022	12	12
6.971% due 10/01/2026	63	64
7.000% due 09/01/2007 - 01/15/2024	837	862
7.000% due 12/15/2023 (b)	47	5
7.444% due 02/01/2028	299	303
7.711% due 12/01/2024	65	66

Government National Mortgage Association
4.750% due 09/20/2017 - 09/20/2026	820	826
5.000% due 09/20/2035	25,461	22,296
5.125% due 12/20/2017 - 11/20/2027	489	492
5.375% due 02/20/2017 - 05/20/2030	2,792	2,818
5.500% due 03/20/2021 - 02/20/2033	2,026	2,014
6.000% due 08/20/2033	2,421	2,491
6.280% due 03/20/2031	1,886	1,915
7.000% due 03/16/2029	422	438

Overseas Private Investment Corp.
0.000% due 08/15/2007	9,000	9,051
4.736% due 03/15/2022	4,300	4,127
5.140% due 08/15/2007	905	905

Small Business Administration
5.240% due 08/01/2023	6,626	6,645

Tennessee Valley Authority
5.375% due 04/01/2056	7,100	7,319

Total U.S. Government Agencies (Cost $667,557)		671,137

See Accompanying Notes	Semiannual Report	September 30, 2006	91

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 78.3%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	$42,038	$40,330
2.375% due 01/15/2025	28,717	29,188
3.375% due 01/15/2007	54,511	54,056

U.S. Treasury Bonds
4.500% due 02/15/2036	437,300	419,159
5.250% due 11/15/2028	80,900	85,552
6.000% due 02/15/2026	251,950	288,345
6.250% due 08/15/2023	173,700	201,723

Total U.S. Treasury Obligations (Cost $1,114,519)		1,118,353

MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Funding Corp.
4.620% due 02/20/2036	10,266	10,216

Banc of America Mortgage Securities
5.405% due 10/20/2032	637	639

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	12,780	12,570
4.799% due 01/25/2034	723	716
5.329% due 02/25/2033	227	226
5.386% due 04/25/2033	678	674

Bear Stearns Mortgage Securities, Inc.
5.959% due 06/25/2030	80	81

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	4,100	4,103

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,895	5,544
5.540% due 05/25/2035	2,895	2,899

Countrywide Home Loan Mortgage Pass-Through Trust
5.620% due 04/25/2035	1,301	1,308
5.650% due 03/25/2035	4,528	4,542
5.670% due 06/25/2035	2,960	2,958

CS First Boston Mortgage Securities Corp.
5.880% due 04/25/2033	120	120

First Republic Mortgage Loan Trust
5.650% due 06/25/2030	485	486

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	2,520	2,527

Impac CMB Trust
5.249% due 09/25/2034	3,916	3,815
5.580% due 10/25/2035	14,882	14,902

MASTR Asset Securitization Trust
5.500% due 09/25/2033	827	812

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	9,607	9,531

Residential Accredit Loans, Inc.
5.730% due 01/25/2033	318	320
5.730% due 03/25/2033	781	783

Sequoia Mortgage Trust
5.670% due 06/20/2032	762	763
5.680% due 07/20/2033	2,508	2,529

Structured Asset Mortgage Investments, Inc.
5.540% due 04/25/2036	12,762	12,777
5.750% due 10/19/2033	675	678

Structured Asset Securities Corp.
6.669% due 01/25/2032	15	15

Washington Mutual, Inc.
5.560% due 04/25/2045	2,155	2,161
5.563% due 02/25/2046	5,034	5,039
5.600% due 12/25/2027	2,035	2,036
5.620% due 10/25/2045	3,685	3,710
5.628% due 05/25/2041	696	701
5.640% due 01/25/2045	4,156	4,184
5.963% due 06/25/2042	394	397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
5.092% due 03/25/2036	$8,437	$8,380

Total Mortgage-Backed Securities (Cost $123,030)		123,142

ASSET-BACKED SECURITIES 11.2%
ACE Securities Corp.
5.374% due 07/25/2036	2,732	2,733
5.410% due 02/25/2036	1,275	1,276
5.440% due 10/25/2035	7,041	7,046

Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2036	666	667
5.440% due 10/25/2035	63	63
5.470% due 03/25/2036	3,000	3,003

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	23	23

Argent Securities, Inc.
5.376% due 10/25/2036	3,640	3,645
5.378% due 09/25/2036	2,505	2,506
5.430% due 11/25/2035	969	969
5.450% due 10/25/2035	2,230	2,231
5.470% due 02/25/2036	428	429

Asset-Backed Funding Certificates
5.440% due 06/25/2035	845	846

Asset-Backed Securities Corp. Home Equity
5.390% due 07/25/2036	1,875	1,876
5.440% due 05/25/2036	3,000	3,002

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	1,795	1,798
5.580% due 06/25/2035	552	553
5.600% due 09/25/2035	2,909	2,912
5.660% due 10/25/2032	330	330
5.830% due 11/25/2042	2,217	2,224

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	1,610	1,611

Chase Funding Mortgage Loan Asset-Backed Certificates
5.830% due 10/25/2031	181	181

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	167	167

Citigroup Mortgage Loan Trust, Inc.
5.400% due 08/25/2036	1,721	1,723
5.440% due 09/25/2035	391	392

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	4,675	4,678
5.416% due 07/25/2036	5,300	5,304
5.430% due 01/25/2036	3,092	3,094
5.490% due 02/25/2036	1,600	1,601
5.490% due 11/25/2036	1,708	1,709
5.520% due 01/25/2036	1,800	1,802

CS First Boston Mortgage Securities Corp.
5.580% due 01/25/2043	2,865	2,866

FBR Securitization Trust
5.440% due 10/25/2035	1,096	1,097

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	24	24

First NLC Trust
5.440% due 09/25/2035	169	169

GSAMP Trust
5.450% due 12/25/2035	1,223	1,223

GSR Mortgage Loan Trust
5.430% due 11/25/2030	1,616	1,618

GSRPM Mortgage Loan Trust
5.450% due 03/25/2035	1,045	1,048

Home Equity Asset Trust
5.440% due 02/25/2036	3,159	3,162

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Mortgage Trust
5.420% due 05/25/2036	$634	$635
5.510% due 05/25/2036	14,500	14,520

Indymac Residential Asset-Backed Trust
5.480% due 03/25/2036	7,000	7,008

IXIS Real Estate Capital Trust
5.440% due 12/25/2035	283	284
5.480% due 09/25/2035	1,593	1,594

LA Arena Funding LLC
7.656% due 12/15/2026	89	97

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	2,422	2,424
5.450% due 09/25/2035	43	43
5.530% due 11/25/2034	4,174	4,179

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	2,799	2,801

MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	3,900	3,919

Merrill Lynch Mortgage Investors, Inc.
5.487% due 06/25/2036	6,994	6,997

Morgan Stanley ABS Capital I
5.430% due 04/25/2036	2,000	2,001

Nelnet Student Loan Trust
5.378% due 08/23/2011	1,857	1,858

New Century Home Equity Loan Trust
5.420% due 07/25/2035	36	36

NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	180

Option One Mortgage Loan Trust
5.430% due 11/25/2035	2,996	2,998

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	403	404

Residential Asset Mortgage Products, Inc.
5.410% due 02/25/2036	3,480	3,483
5.430% due 03/25/2035	337	338
5.440% due 05/25/2025	641	641

Residential Asset Securities Corp.
5.400% due 07/25/2036	4,630	4,633
5.870% due 04/25/2032	400	400

SACO I, Inc.
5.440% due 11/25/2020	1,232	1,232
5.510% due 05/25/2036	10,000	10,006
5.600% due 12/25/2035	269	269
5.710% due 11/25/2035	4,052	4,056

SLM Student Loan Trust
5.515% due 04/25/2014	181	181

SMS Student Loan Trust
5.495% due 10/27/2025	514	514

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	1,101	1,102
5.440% due 05/25/2035	260	260
5.470% due 02/25/2036	6,100	6,104

Structured Asset Securities Corp.
5.430% due 08/25/2035	883	883

Terwin Mortgage Trust
5.510% due 07/25/2036	2,315	2,318

Total Asset-Backed Securities (Cost $161,639)		159,999

SHORT-TERM INSTRUMENTS 9.2%

CERTIFICATES OF DEPOSIT 3.5%
Countrywide Funding Corp.
5.340% due 10/18/2006	12,300	12,300

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Bank N.A.
5.270% due 11/03/2006	$38,000	$38,000

		50,300

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.050% due 10/02/2006	8,000	8,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $8,160. Repurchase proceeds are $8,003.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 1.8%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$25,837	$25,837

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $26,357. Repurchase proceeds are $25,848.)

U.S. TREASURY BILLS 3.3%
4.796% due 11/30/2006 - 12/14/2006 (d)(f)(h)	48,160	47,648

Total Short-Term Instruments (Cost $131,841)		131,785

VALUE (000S)
PURCHASED OPTIONS (j) 0.1%
(Cost $1,606)	$1,933

Total Investments (g) 163.7% (Cost $2,332,155)	$2,339,403

Written Options (k) (0.3%) (Premiums $3,876)	(4,658)

Other Assets and Liabilities (Net) (63.4%)	(906,116)

Net Assets 100.0%	$1,428,629

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $15,081 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(g)	As of September 30, 2006 portfolio securities with an aggregate value of $33,972 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $15,792 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	5,779	$257
90-Day Eurodollar December Futures	Long	12/2007	6,470	239
90-Day Eurodollar September Futures	Short	09/2007	8,500	(3,644)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,545	3,957
U.S. Treasury 10-Year Note December Futures	Short	12/2006	549	(14)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	3,392	(3,158)

				$(2,363)

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized (Depreciation)
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	$2,350	$0
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.280%	)	06/20/2012	900	(1)

							$(1)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2026	$75,000	$3,885
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	12/20/2036	77,200	(2,957)

						$928

See Accompanying Notes	Semiannual Report	September 30, 2006	93

Schedule of Investments Long-Term U.S. Government Fund (Cont.)	(Unaudited) September 30, 2006

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$113.000	11/21/2006	1,220	$23	$19
Call - CBOT U.S. Treasury 30-Year Bond December Futures	118.000	11/21/2006	670	12	21
Call - CBOT U.S. Treasury 30-Year Bond December Futures	119.000	11/21/2006	1,651	31	26
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2006	1,149	22	18
Put - CBOT U.S. Treasury 5-Year Note December Futures	102.000	11/21/2006	4,432	84	69
Put - CBOT U.S. Treasury 5-Year Note December Futures	102.500	11/21/2006	1,780	34	28
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	1,127	11	7
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	250	2	2
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	2,495	24	15
Put - CME 90-Day Eurodollar December Futures	94.000	12/18/2006	9,473	504	59

				$747	$264

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	$77,300	$371	$904
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	91,500	488	765

							$859	$1,669

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	85	$ 25	$ 112
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	377	398	259
Call - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/21/2006	377	205	106
Call - CME 90-Day Eurodollar December Futures	94.500	12/18/2006	1,216	361	517
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	85	35	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	1,391	597	1,165

				$ 1,621	$ 2,160

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.500%	05/02/2008	$ 6,900	$ 138	$ 58
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	104
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	120
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	218
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	57
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	104
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	33,500	370	909
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	39,700	493	791
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	58
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	79

							$ 2,255	$ 2,498

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Bonds	5.375%	02/15/2031	$204,300	$222,076	$222,574

(1) Market value includes $1,850 of interest payable on short sales.

94	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.0%

BANKING & FINANCE 11.2%
American General Finance Corp.
5.429% due 03/23/2007	$8,700	$8,705

ANZ National International Ltd.
5.539% due 08/07/2009	5,700	5,698

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	2,700	2,676

Bank of America Corp.
5.378% due 09/25/2009	61,900	61,933

Bank of America N.A.
5.485% due 07/25/2008	42,600	42,628

Bear Stearns Cos., Inc.
5.390% due 03/08/2007	81,250	81,307
5.457% due 03/30/2009	20,800	20,829
5.489% due 08/21/2009	9,200	9,212

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	149

CIT Group, Inc.
5.540% due 12/19/2008	31,200	31,283
5.546% due 08/17/2009	27,200	27,231
5.608% due 05/23/2008	9,200	9,232
5.620% due 09/20/2007	9,200	9,224
5.780% due 07/28/2011	27,400	27,453

Citigroup, Inc.
5.516% due 05/02/2008	33,000	33,055
5.549% due 11/01/2007	3,600	3,606

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	5,727

Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,006
7.100% due 03/15/2007	6,700	6,753

Ford Motor Credit Co.
5.700% due 01/15/2010	500	462
6.340% due 03/21/2007	3,459	3,451
7.200% due 06/15/2007	4,600	4,598
7.750% due 02/15/2007	13,700	13,735

General Electric Capital Corp.
5.430% due 03/16/2009	10,000	10,008
5.466% due 01/15/2008	22,700	22,738
5.520% due 01/05/2009	24,400	24,427
5.570% due 01/20/2010	39,800	39,851

General Motors Acceptance Corp.
7.430% due 12/01/2021	144	145

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	36,400	36,457
5.479% due 06/23/2009	14,200	14,214
5.536% due 11/10/2008	31,800	31,857
5.585% due 07/29/2008	21,600	21,646
5.605% due 10/05/2007	3,000	3,006

HSBC Bank USA N.A.
5.530% due 06/10/2009	9,200	9,236
5.550% due 07/28/2008	22,400	22,443

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	8,012

HSBC Finance Corp.
5.412% due 10/04/2007	48,200	48,265
5.520% due 09/15/2008	16,600	16,650

International Lease Finance Corp.
3.125% due 05/03/2007	300	296

John Deere Capital Corp.
4.500% due 08/25/2008	900	889

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	50,600	50,632
5.598% due 04/03/2009	10,900	10,915

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.601% due 10/22/2008	$29,970	$30,020
5.696% due 11/10/2009	15,000	15,075

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	23,000	23,018
5.615% due 07/27/2007	7,200	7,213
5.685% due 07/25/2011	32,700	32,764

Morgan Stanley
5.550% due 02/09/2009	28,800	28,852
5.623% due 01/18/2008	12,100	12,125

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	42,600	42,600

National Australia Bank Ltd.
5.430% due 09/11/2009	23,500	23,515

Phoenix Quake Ltd.
7.930% due 07/03/2008	6,500	6,559

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	3,000	2,724

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	6,400	6,436

Pricoa Global Funding I
5.451% due 03/03/2009	22,000	22,030
5.470% due 09/12/2008	10,000	10,017

Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,472

Royal Bank of Scotland Group PLC
5.570% due 07/21/2008	28,600	28,630

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	68,300	68,385

SLM Corp.
5.625% due 07/27/2009	16,200	16,228

Vita Capital Ltd.
6.830% due 01/01/2007	3,800	3,813

Wachovia Bank N.A.
5.429% due 03/23/2009	17,600	17,608

Wachovia Corp.
5.535% due 10/28/2008	21,900	21,933

		1,228,657

INDUSTRIALS 1.8%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,787

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	78
5.640% due 03/07/2007	25,600	25,608
5.870% due 09/10/2007	10,500	10,526
5.918% due 08/03/2009	23,000	23,000

El Paso Corp.
7.625% due 09/01/2008	1,075	1,106

Federal-Mogul Corp.
7.500% due 07/01/2004 (a)	28,600	16,588

FedEx Corp.
5.579% due 08/08/2007	23,350	23,390

HCA, Inc.
5.250% due 11/06/2008	3,450	3,415
8.850% due 01/01/2007	1,200	1,213

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,117

Kroger Co.
7.800% due 08/15/2007	955	970

Oracle Corp.
5.730% due 01/13/2009	46,470	46,558

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,572

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sonat, Inc.
6.750% due 10/01/2007	$3,815	$3,853

Transocean, Inc.
5.591% due 09/05/2008	22,400	22,413

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,590

		203,784

UTILITIES 2.0%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,108

BellSouth Corp.
5.580% due 08/15/2008	38,350	38,378

Dominion Resources, Inc.
3.660% due 11/15/2006	6,705	6,691
5.664% due 09/28/2007	10,755	10,761

Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,915

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,600

Southern California Edison Co.
5.566% due 02/02/2009	20,470	20,503

Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,511

Telecom Italia Capital S.A.
6.108% due 07/18/2011	24,000	23,842

Telefonica Emisones SAU
5.690% due 06/19/2009	33,000	33,045

		216,354

Total Corporate Bonds & Notes (Cost $1,661,747)		1,648,795

U.S. GOVERNMENT AGENCIES 26.2%
Fannie Mae
0.950% due 03/25/2009 (b)	801	7
4.000% due 05/01/2011	278	268
4.226% due 04/01/2034	4,781	4,721
4.250% due 05/25/2033	12,178	11,772
4.340% due 03/01/2035	10,757	10,773
4.500% due 06/01/2011 - 08/01/2035	5,981	5,866
4.543% due 09/01/2035	16,785	16,634
4.623% due 11/01/2017	46	46
4.668% due 07/01/2035	18,724	18,520
4.672% due 05/01/2035	14,290	14,123
4.686% due 07/01/2035	16,363	16,201
4.708% due 01/01/2035	21,685	21,411
4.722% due 03/01/2035	2,907	2,857
4.750% due 03/01/2035	22,724	22,108
4.875% due 07/01/2017	64	65
4.912% due 10/01/2035	9,892	9,710
5.000% due 12/01/2013 - 10/01/2036	1,436,483	1,413,237
5.031% due 06/01/2035	4,537	4,484
5.130% due 08/01/2017	9	9
5.134% due 12/01/2017 - 02/01/2028	167	168
5.138% due 12/01/2023	44	44
5.259% due 04/01/2018	1,324	1,329
5.337% due 01/01/2021	38	38
5.340% due 06/01/2017	24	24
5.420% due 11/01/2018	5	5
5.480% due 09/01/2032	2,840	2,858
5.500% due 10/01/2008 - 10/01/2036	432,625	427,978
5.569% due 07/25/2017	706	721
5.632% due 07/01/2042	26,265	26,453
5.680% due 03/25/2044	1,348	1,350
5.682% due 09/01/2041	34,995	35,305
5.730% due 05/25/2031 - 06/25/2032	3,913	3,923
5.789% due 11/01/2017	89	89

See Accompanying Notes	Semiannual Report	September 30, 2006	95

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.832% due 10/01/2030 - 11/01/2039	$2,728	$2,749
5.892% due 07/01/2017	78	78
5.944% due 04/25/2022	24	24
6.000% due 03/01/2009 - 10/01/2036	89,092	90,485
6.171% due 01/01/2024	17	17
6.265% due 08/01/2029	1,359	1,378
6.418% due 11/01/2027	157	160
6.446% due 02/01/2028	429	442
6.474% due 04/01/2024	307	312
6.500% due 06/01/2008 (b)	188	11
6.500% due 06/01/2008 - 12/25/2042	33,430	34,812
6.620% due 06/01/2022	12	12
6.661% due 01/01/2024	337	342
7.000% due 01/01/2008 - 01/01/2032	7,515	7,558
7.119% due 10/01/2024	302	306
7.245% due 07/01/2023	96	97
7.500% due 02/01/2013	7	7
8.000% due 02/01/2030 - 11/01/2031	4,653	4,909
8.500% due 02/01/2017 - 04/01/2025	235	251
8.800% due 01/25/2019	134	144
9.000% due 03/25/2021 - 01/01/2025	481	523
9.250% due 10/25/2018	8	9
9.500% due 03/25/2020 - 11/01/2025	1,170	1,284
10.000% due 10/01/2009 - 05/01/2022	86	90
10.500% due 07/01/2014 - 12/01/2024	8	9
11.000% due 11/01/2020	8	8
11.250% due 10/01/2015	9	9
11.500% due 11/01/2019 - 02/01/2020	8	9
11.750% due 02/01/2016	11	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	4
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	4	5
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,684
3.100% due 10/26/2006	500	499
4.000% due 09/15/2015	300	293
4.000% due 01/15/2024 (b)	4,756	575
4.500% due 06/01/2018	54	52
4.507% due 03/01/2035	7,250	7,037
4.610% due 04/01/2035	14,853	14,452
4.642% due 04/01/2035	11,504	11,260
4.711% due 08/01/2035	117,631	115,905
4.714% due 06/01/2035	69,905	68,449
4.724% due 03/01/2035	13,411	13,164
4.803% due 08/01/2035	29,639	29,384
4.895% due 04/01/2035	3,668	3,609
4.917% due 07/01/2035	29,087	28,752
4.960% due 03/01/2035	2,635	2,601
5.000% due 04/15/2016 - 07/15/2024	83,105	82,638
5.061% due 04/01/2035	5,636	5,597
5.390% due 08/15/2032	1,108	1,107
5.500% due 02/15/2014 - 07/15/2034	34,686	34,822
5.590% due 08/25/2031	6,943	6,979
5.610% due 09/25/2031	12,749	12,759
5.613% due 02/01/2020	467	467
5.630% due 05/15/2036	18,290	18,266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.680% due 12/15/2030	$19,174	$19,219
5.730% due 06/15/2018	6,325	6,333
5.780% due 11/15/2030	15	15
5.875% due 01/01/2017 - 03/01/2017	56	57
5.898% due 11/01/2022	315	319
5.990% due 01/01/2024	461	469
6.000% due 03/01/2011 - 01/01/2033	20,295	20,592
6.057% due 11/01/2023	48	49
6.144% due 10/01/2023	186	188
6.267% due 06/01/2024	102	104
6.325% due 10/15/2020	87	87
6.327% due 10/01/2027	51	51
6.375% due 03/15/2021	55	55
6.500% due 08/15/2011 - 07/25/2043	84,367	86,373
6.625% due 02/01/2023	4	4
6.710% due 03/01/2024	18	19
6.753% due 01/01/2024	149	152
6.897% due 09/01/2023	41	42
7.000% due 01/01/2030 - 04/01/2032	112	115
7.004% due 12/01/2022	76	77
7.157% due 07/01/2018	84	85
7.500% due 07/15/2030	847	859
8.000% due 04/01/2007 - 12/01/2024	487	507
8.250% due 10/01/2007 - 01/01/2009	1	1
8.500% due 01/01/2007 - 11/01/2025	1,139	1,222
9.000% due 12/15/2020 - 08/01/2022	497	517
9.500% due 03/01/2010 - 09/01/2021	148	156
9.750% due 11/01/2008	39	40
10.000% due 03/01/2016 - 05/15/2020	69	73
10.500% due 10/01/2010 - 02/01/2016	3	3

Federal Housing Administration
7.421% due 11/01/2019	37	38
7.430% due 10/01/2020 - 11/01/2025	8,356	8,440

Freddie Mac
3.000% due 02/15/2023	3,139	3,102
10.750% due 09/01/2009 - 08/01/2011	19	20
11.500% due 10/01/2015 - 01/01/2016	4	5
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012 - 04/01/2016	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011 - 12/01/2011	1	1

Government National Mortgage Association
4.000% due 07/16/2027	6,436	6,374
4.500% due 07/20/2030	40	40
4.750% due 08/20/2022 - 07/20/2027	5,988	6,036
5.000% due 01/20/2032 - 02/20/2032	10,930	10,933
5.125% due 10/20/2023 - 12/20/2027	4,524	4,548
5.375% due 04/20/2016 - 05/20/2030	10,049	10,139
5.500% due 01/20/2031 - 03/20/2031	411	415
5.625% due 03/20/2019	42	42
5.880% due 12/16/2025	221	224
6.000% due 01/15/2029 - 10/15/2032	384	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 09/15/2032 - 05/15/2034	$73	$75
7.000% due 03/15/2011 - 10/15/2011	25	25
7.500% due 02/15/2007 - 09/15/2031	323	336
8.000% due 11/15/2006 - 06/20/2031	3,189	3,365
8.500% due 12/15/2021 - 08/15/2030	89	95
9.000% due 03/15/2017 - 11/15/2030	310	336
9.500% due 10/15/2016 - 06/15/2025	29	32
9.750% due 08/15/2017	22	25
10.000% due 10/15/2013 - 11/15/2020	8	9
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	6	7
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011 - 11/15/2012	8	9
16.000% due 02/15/2012	8	9

Small Business Administration
7.640% due 03/01/2010	359	378

Total U.S. Government Agencies (Cost $2,913,727)		2,881,763

MORTGAGE-BACKED SECURITIES 13.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	67,700	66,433
4.390% due 02/25/2045	21,334	20,764
4.440% due 02/25/2045	65,358	64,013

Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	2,971	2,945

Banc of America Funding Corp.
4.114% due 05/25/2035	305,888	298,291

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,820	1,825
6.500% due 10/25/2031	12,435	12,666

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	67,827	66,201
4.750% due 10/25/2035	201,290	197,779
4.799% due 01/25/2034	21,250	21,019
5.060% due 04/25/2033	12,963	12,993
5.329% due 02/25/2033	4,175	4,162
5.456% due 04/25/2033	27,855	27,682
5.623% due 02/25/2033	2,518	2,510
5.845% due 11/25/2030	257	257

Bear Stearns Alt-A Trust
5.281% due 03/25/2035	43,695	43,345
5.395% due 05/25/2035	44,530	44,672

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	10	10
5.750% due 02/25/2033	345	344

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	9,248	9,277

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	38,579	38,430
5.620% due 04/25/2035	8,462	8,497

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	19,870	19,782
5.351% due 03/25/2032	7,765	7,767
5.660% due 03/25/2032	3,679	3,683
5.751% due 10/25/2032	673	671

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.880% due 08/25/2033	$213	$213
6.050% due 06/25/2032	452	451

DLJ Acceptance Trust
11.000% due 08/01/2019	104	112

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	204

Drexel Burnham Lambert CMO Trust
6.080% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.750% due 06/25/2034	24,930	24,731

GSR Mortgage Loan Trust
4.540% due 09/25/2035	115,943	114,410
4.548% due 09/25/2035	16,367	16,305
6.000% due 03/25/2032	1,676	1,668

Impac CMB Trust
5.830% due 04/25/2034	9,344	9,352

Imperial Savings Association
8.428% due 02/25/2018	71	71

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	25,106	25,050

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	26,281	26,268

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,819	11,426
3.786% due 11/21/2034	2,251	2,246

MASTR Asset Securitization Trust
5.500% due 09/25/2033	28,837	28,288

Mellon Residential Funding Corp.
5.570% due 06/15/2030	30,667	30,453
5.921% due 07/25/2029	1,204	1,203

Merrill Lynch Mortgage Investors, Inc.
4.488% due 02/25/2035	37,493	36,836

Nationslink Funding Corp.
5.680% due 11/10/2030	415	416

Prime Mortgage Trust
5.730% due 02/25/2019	2,181	2,185
5.730% due 02/25/2034	9,410	9,441

Prudential-Bache CMO Trust
8.400% due 03/20/2021	328	328

Resecuritization Mortgage Trust
5.576% due 04/26/2021	243	237

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	2,837	2,819

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	30	30

Sears Mortgage Securities
12.000% due 02/25/2014	11	11

Sequoia Mortgage Trust
5.630% due 08/20/2032	8,211	8,216

SLH Mortgage Trust
9.600% due 03/25/2021	115	115

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	9,707	9,723
5.660% due 09/19/2032	13,151	13,170
9.482% due 06/25/2029	865	934

Structured Asset Securities Corp.
6.150% due 07/25/2032	773	789
6.669% due 01/25/2032	712	710

Vendee Mortgage Trust
6.500% due 05/15/2029	45,195	46,467

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	$430	$428
6.778% due 02/25/2033	1,049	1,053

Washington Mutual, Inc.
4.816% due 10/25/2032	105	104
5.427% due 02/27/2034	15,120	15,385
5.590% due 09/25/2046	22,517	22,517
5.620% due 10/25/2045	12,675	12,764
5.963% due 06/25/2042	14,631	14,671
5.963% due 08/25/2042	10,149	10,193

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	39,653	39,302
5.388% due 08/25/2035	10,309	10,186

Total Mortgage-Backed Securities (Cost $1,543,678)		1,527,503

ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp.
5.440% due 10/25/2035	57,830	57,875

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	743	744

Argent Securities, Inc.
5.378% due 09/25/2036	15,703	15,712
5.450% due 10/25/2035	8,997	9,003
5.470% due 02/25/2036	30,024	30,046

Asset-Backed Securities Corp. Home Equity
5.850% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	8,336	8,347
5.780% due 03/25/2043	6,928	6,947

Chase Funding Mortgage Loan Asset -Backed Certificates
5.970% due 11/25/2031	4,483	4,488

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	3,380	3,390

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035	2,101	2,102

Community Program Loan Trust
4.500% due 10/01/2018	5,869	5,786

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	15,200	15,195
5.380% due 03/25/2047	31,300	31,295
5.420% due 07/25/2035	321	321
5.430% due 01/25/2036	8,904	8,911

Equity One Asset-Backed Securities, Inc.
5.610% due 11/25/2032	11,217	11,237

First Franklin Mortgage Loan Asset- Backed Certificates
5.440% due 03/25/2025	413	413

First NLC Trust
5.440% due 09/25/2035	1,957	1,958
5.440% due 12/25/2035	4,916	4,920

Fremont Home Loan Trust
5.420% due 01/25/2036	11,424	11,433

GSAMP Trust
5.440% due 11/25/2035	12,523	12,533

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	11,729	11,775

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	15,172	15,180

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	19,805	19,821
5.450% due 09/25/2035	10,397	10,405
5.610% due 10/25/2034	8,883	8,894

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.660% due 07/25/2032		$73	$74

Nelnet Student Loan Trust
5.515% due 01/25/2016		955	956

New Century Home Equity Loan Trust
5.440% due 09/25/2035		14,342	14,352

Park Place Securities, Inc.
5.440% due 09/25/2035		7,174	7,180

Quest Trust
5.410% due 12/25/2035		4,892	4,895

Renaissance Home Equity Loan Trust
5.680% due 08/25/2032		479	481

Residential Asset Securities Corp.
5.364% due 08/25/2036		22,050	22,064
5.790% due 06/25/2031		7	7

SACO I, Inc.
5.440% due 09/25/2035		17,488	17,498

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		9,248	9,255
5.440% due 05/25/2035		1,648	1,649
5.440% due 11/25/2035		28,188	28,210

Structured Asset Securities Corp.
4.930% due 01/25/2035		870	855
5.430% due 08/25/2035		5,296	5,300
5.614% due 01/25/2033		754	759

Wachovia Auto Owner Trust
4.820% due 02/20/2009		27,473	27,436

Wells Fargo Home Equity Trust
5.450% due 12/25/2035 (j)		38,242	38,272

WMC Mortgage Loan Pass-Through Certificates
6.010% due 05/15/2030		300	300

Total Asset-Backed Securities (Cost $487,738)			488,281

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Panama Government International Bond
9.375% due 07/23/2012		480	565

Russia Government International Bond
10.000% due 06/26/2007		19,800	20,481

Total Sovereign Issues (Cost $23,354)			23,252

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
JSG Packaging PLC
6.090% due 01/12/2014	EUR	434	554
6.150% due 01/12/2014		489	625
6.464% due 01/12/2014		651	830

Smurfit Kappa Funding PLC
6.241% due 11/29/2014		1,583	2,028
6.335% due 01/12/2014		843	1,080

Total Foreign Currency-Denominated Issues (Cost $4,745)			5,117

		SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
7.749% due 12/31/2049		9,632	101,257

Home Ownership Funding Corp.
13.331% due 12/31/2049		8,625	1,573

Total Preferred Stocks (Cost $107,332)			102,830

See Accompanying Notes	Semiannual Report	September 30, 2006	97

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 41.8%

CERTIFICATES OF DEPOSIT 3.0%
Barclays Bank PLC
5.036% due 01/29/2007	$125,400	$125,393

Citibank New York N.A.
5.335% due 12/20/2006	79,700	79,700

Unicredito Italiano SpA
5.355% due 11/20/2006	125,000	125,001

		330,094

COMMERCIAL PAPER 18.6%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	33,100	32,596

ANZ (Delaware), Inc.
5.250% due 12/12/2006	45,000	44,516
5.340% due 10/26/2006	43,800	43,644
5.360% due 10/25/2006	18,200	18,138
5.375% due 10/27/2006	27,200	27,099

ANZ National International Ltd.
5.275% due 11/16/2006	25,000	24,835

ASB Bank Ltd.
5.350% due 10/05/2006	7,800	7,797
5.375% due 10/26/2006	19,400	19,330

Bank of Ireland
5.255% due 12/12/2006	13,800	13,652
5.280% due 11/27/2006	58,100	57,623
5.365% due 10/26/2006	47,700	47,529

CBA (de) Finance
5.240% due 10/30/2006	38,000	37,845
5.255% due 12/19/2006	14,500	14,329
5.260% due 12/08/2006	15,400	15,243

Citigroup Funding, Inc.
5.260% due 11/16/2006	110,000	109,277
5.265% due 11/17/2006	50,000	49,664

Cox Communications, Inc.
5.449% due 01/16/2007	18,100	18,100

Danske Corp.
5.250% due 10/05/2006	21,600	21,591
5.270% due 11/06/2006	15,000	14,923
5.400% due 10/19/2006	25,000	24,936

Dexia Delaware LLC
5.265% due 10/10/2006	18,200	18,179
5.370% due 10/16/2006	5,000	4,990

Fannie Mae
5.241% due 10/11/2006	47,100	47,038
5.267% due 10/18/2006	700	698
5.279% due 10/04/2006	1,900	1,899

Freddie Mac
5.064% due 11/14/2006	7,778	7,729
5.101% due 10/03/2006	19,600	19,597
5.122% due 11/14/2006	6,400	6,360
5.225% due 10/05/2006	2,300	2,299
5.240% due 10/31/2006	38,215	38,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.270% due 11/15/2006	$13,200	$13,115
5.320% due 11/06/2006	11,300	11,242

HBOS Treasury Services PLC
5.320% due 11/07/2006	16,117	16,031
5.365% due 10/25/2006	500	498
5.370% due 10/26/2006	29,200	29,095
5.370% due 11/07/2006	1,800	1,790

Intesa Funding LLC
5.255% due 10/13/2006	31,000	30,950

IXIS Commercial Paper Corp.
5.250% due 10/17/2006	14,400	14,368
5.270% due 12/20/2006	14,000	13,833

Lloyds TSB Bank PLC
5.250% due 10/16/2006	29,500	29,440
5.250% due 10/26/2006	39,800	39,661

Nordea N.A., Inc.
5.255% due 12/08/2006	228,600	226,273
5.385% due 10/18/2006	2,450	2,444

Oesterreichische
5.250% due 10/25/2006	36,650	36,527

San Paolo IMI U.S. Financial Co.
5.280% due 12/29/2006	9,303	9,180

Sanofi Aventis
5.330% due 10/04/2006	24,200	24,193

Santander Finance
5.260% due 12/14/2006	10,400	10,285
5.285% due 11/14/2006	35,200	34,978

Societe Generale N.A.
5.380% due 10/19/2006	15,400	15,361

Spintab AB
5.365% due 10/25/2006	39,500	39,365
5.370% due 11/03/2006	13,500	13,436
5.400% due 10/06/2006	50,000	49,970

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	15,400	15,298
5.360% due 10/30/2006	25,400	25,294
5.365% due 10/25/2006	13,200	13,155

Statens Bostadsfin Bank
5.380% due 10/19/2006	3,400	3,391
5.385% due 10/19/2006	14,300	14,264

Svenska Handelsbanken, Inc.
5.280% due 11/10/2006	900	895
5.345% due 10/31/2006	22,450	22,353
5.390% due 10/10/2006	20,000	19,976

Swedbank
5.350% due 10/23/2006	17,330	17,276
5.360% due 10/23/2006	15,100	15,053
5.375% due 10/20/2006	5,600	5,585

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	143,300	143,300

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.270% due 10/23/2006		$5,200	$5,184
5.345% due 10/24/2006		9,700	9,668
5.380% due 10/18/2006		7,085	7,068

Unicredit Delaware, Inc.
5.350% due 11/20/2006		1,100	1,092

Viacom, Inc.
5.594% due 05/29/2007		22,900	22,900
5.600% due 03/22/2007		8,200	8,200

Westpac Capital Corp.
5.185% due 10/10/2006		200,000	199,770
5.345% due 10/24/2006		1,500	1,495

Westpac Trust Securities NZ Ltd.
5.380% due 10/12/2006		40,000	39,940

			2,042,702

REPURCHASE AGREEMENTS 4.2%
UBS Warburg LLC
5.070% due 10/02/2006		460,000	460,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 5.250% - 6.125% due 02/15/2029 - 08/15/2029 valued at $112,609 and U.S. Treasury Strips 0.000% due 11/15/2027 - 05/15/2030 valued at $359,334. Repurchase proceeds are $460,192.)

BELGIUM TREASURY BILLS 3.5%
2.751% due 10/12/2006	EUR	300,000	380,125

FRANCE TREASURY BILLS 5.3%
2.842% due 10/12/2006 - 12/21/2006 (c)		458,920	579,051

GERMANY TREASURY BILLS 1.5%
2.787% due 10/18/2006 (c)		130,000	164,642

NETHERLANDS TREASURY BILLS 4.1%
2.877% due 10/31/2006 (c)		358,370	453,378

SPAIN TREASURY BILLS 0.8%
2.890% due 12/22/2006		71,600	90,151

U.S. TREASURY BILLS 0.8%
4.807% due 11/30/2006 - 12/14/2006 (c)(d)(f)		$90,788	89,786

Total Short-Term Instruments (Cost $4,591,002)			4,589,929

PURCHASED OPTIONS (h) 0.2%
(Cost $20,517)			23,106

Total Investments (e) 102.8% (Cost $11,353,840)			$11,290,576

Written Options (i) (0.4%) (Premiums $30,795)			(44,149)

Other Assets and Liabilities (Net) (2.4%)			(259,665)

Net Assets 100.0%			$10,986,762

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $5,934 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $78,319 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Securities with an aggregate market value of $83,358 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	22,276	$(19,237)
90-Day Eurodollar December Futures	Long	12/2007	17,609	4,992
90-Day Eurodollar June Futures	Long	06/2007	19,529	(11,814)
90-Day Eurodollar March Futures	Long	03/2007	24,035	(22,556)
90-Day Eurodollar March Futures	Long	03/2008	274	175
90-Day Eurodollar September Futures	Long	09/2007	12,268	(3,578)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	6,354	(11,171)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	470	121
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	422	32
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	740	149

				$(62,887)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	869,000	$11
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$8,900	208
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	190
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%		03/20/2007		25,000	53
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007		9,500	23
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	22
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	28
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%		06/20/2007		12,000	254
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007		300	2
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%		03/20/2007		50,000	103
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%		03/20/2007		40,300	96
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%		03/20/2007		25,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	36
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%		06/20/2008		2,000	126
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010		8,000	(169)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%		06/20/2007		5,000	71
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		24,400	66
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,200	23
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%		06/20/2008		5,000	346
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%		03/20/2007		20,000	401
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		1,500	21
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%		06/20/2007		5,000	71

								$2,268

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%		10/15/2010	EUR	23,900	$206
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%		10/15/2010		9,100	98
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%		06/15/2007	GBP	181,700	(1,919)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%		09/20/2009		98,400	(1,899)

								$(3,514)

See Accompanying Notes	Semiannual Report	September 30, 2006	99

Schedule of Investments  Low Duration Fund  (Cont.)

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.000	12/18/2006	6,062	$58	$38
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	6,470	61	40
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	2,875	27	18
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	3,750	36	23
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	11,632	110	73
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	26,527	252	166
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	2,693	26	17
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	4

				$576	$379

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$637
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	45,000	208	278
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		29,500	168	182
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$449,000	681	704
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		160,000	816	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		375,000	2,081	278
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		365,000	1,460	1,310
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		7,800	15	12
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		184,000	861	660
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		469,200	1,578	2,442
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		648,200	2,826	4,476
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		566,000	2,490	4,529
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		347,200	1,437	1,437
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		528,000	2,809	4,416
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		134,500	212	211
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		291,300	750	1,353

								$19,941	$22,925

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$34,000	$0	$(198)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	411	$199	$344
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	12,324	9,676	18,024
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	400	219	112

				$10,094	$18,480

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$735
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	244
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		55,700	265	736
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	159
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$193,000	699	1,307
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,116	356
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		157,000	1,515	1,275
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		204,000	1,612	2,832
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		283,600	2,925	4,841
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,552
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,595
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,582
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		57,800	226	391
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		126,100	775	1,527

								$20,701	$25,774

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	01/17/2007	$34,000	$0	$(105)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	$42,600	$42,600	0.39%
Wells Fargo Home Equity Trust	5.450%	12/25/2035	09/28/2006	38,256	38,272	0.35%

				$80,856	$80,872	0.74%

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,145	01/2007	$0	$(21)	$(21)
Buy	CAD	39,258	10/2006	0	(204)	(204)
Buy	CLP	2,725,640	11/2006	61	0	61
Buy		18,230	12/2006	0	0	0
Buy	CNY	101,102	03/2007	0	(83)	(83)
Sell	EUR	1,247,915	10/2006	7,742	0	7,742
Sell	GBP	2,112	10/2006	45	0	45
Buy	INR	154,626	03/2007	14	0	14
Buy	JPY	39,993,642	11/2006	0	(10,738)	(10,738)
Buy	KRW	5,990,075	12/2006	44	0	44
Buy		3,041,672	02/2007	50	0	50
Buy		310,992	03/2007	4	0	4
Buy		13,960,662	05/2007	0	(79)	(79)
Buy	MXN	14,401	12/2006	0	(5)	(5)
Buy		38,210	01/2007	10	0	10
Buy	PLN	11,547	11/2006	0	(23)	(23)
Buy	RUB	87,616	01/2007	0	(2)	(2)
Buy		400,569	03/2007	3	(10)	(7)
Buy	SGD	6,789	11/2006	0	(1)	(1)
Buy		5,850	03/2007	0	(8)	(8)
Buy	TWD	135,671	02/2007	0	(92)	(92)
Buy	ZAR	1,509	10/2006	0	(26)	(26)
Sell		1,509	10/2006	4	0	4
Buy		1,509	12/2006	0	(4)	(4)

				$7,977	$(11,296)	$(3,319)

See Accompanying Notes	Semiannual Report	September 30, 2006	101

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 99.9%

CERTIFICATES OF DEPOSIT 13.8%
Citibank New York N.A.
5.300% due 12/28/2006	$16,800	$16,800

Citizens Bank of Massachusetts
5.430% due 11/09/2006	12,900	12,900

Unicredito Italiano SpA
5.485% due 10/10/2006	11,100	11,100

Wells Fargo Bank N.A.
5.260% due 10/03/2006	17,000	17,000

		57,800

COMMERCIAL PAPER 85.9%
Abbey National N.A. LLC
5.240% due 10/26/2006	16,800	16,741

ASB Bank Ltd.
5.260% due 12/07/2006	10,000	9,904

Bank of America Corp.
5.265% due 12/06/2006	13,000	12,876

Bank of Ireland
5.135% due 11/22/2006	7,700	7,644
5.280% due 11/02/2006	6,230	6,202

Barclays U.S. Funding Corp.
5.280% due 11/22/2006	13,400	13,300

Danske Corp.
5.410% due 02/01/2007	15,635	15,348

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DnB NORBank ASA
5.230% due 03/19/2007	$7,100	$6,927

Eksportfinans A/S
5.250% due 10/18/2006	17,000	16,960

Fannie Mae
5.257% due 10/11/2006	7,200	7,191
5.280% due 01/10/2007	25,400	25,027
5.456% due 01/24/2007	7,200	7,080

Freddie Mac
5.275% due 01/23/2007	36,800	36,191

General Electric Capital Corp.
5.270% due 11/14/2006	17,000	16,893

ING U.S. Funding LLC
5.255% due 12/18/2006	17,000	16,809

IXIS Commercial Paper Corp.
5.250% due 10/17/2006	13,000	12,972

Nordea N.A., Inc.
5.390% due 01/10/2007	11,300	11,131

Oesterreichische
5.245% due 10/30/2006	14,890	14,829

San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006	13,000	12,886

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006	13,000	12,873

Societe Generale N.A.
5.380% due 10/12/2006	10,000	9,985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Stadshypoket Delaware, Inc.
5.270% due 11/21/2006	$13,000	$12,905

Swedbank
5.250% due 10/18/2006	17,000	16,960

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	16,200	16,200

Toyota Motor Credit Corp.
5.250% due 11/13/2006	15,400	15,306

Westpac Capital Corp.
5.140% due 12/01/2006	7,700	7,634

		358,774

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 10/02/2006	1,008	1,008

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 11/15/2008 valued at $1,030. Repurchase proceeds are $1,008.)

Total Short-Term Instruments (Cost $417,582)		417,582

Total Investments 99.9% (Cost $417,582)		$417,582

Other Assets and Liabilities (Net) 0.1%		380

Net Assets 100.0%		$417,962

102	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 10.0%
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	$3,900	$3,921

CIT Group Holdings, Inc.
5.635% due 01/30/2009	17,100	17,148

CIT Group, Inc.
5.638% due 11/23/2007	75	75

Citigroup, Inc.
5.408% due 12/26/2008	9,700	9,710
5.516% due 05/02/2008	5,300	5,309
5.525% due 01/30/2009	31,900	31,930

Ford Motor Credit Co.
5.590% due 03/13/2007	708	703
6.194% due 09/28/2007	2,000	1,982
6.340% due 03/21/2007	1,000	998
7.875% due 06/15/2010	3,300	3,216

General Electric Capital Corp.
5.506% due 05/10/2010	16,500	16,517

General Motors Acceptance Corp.
6.242% due 03/20/2007	4,450	4,436
6.407% due 01/16/2007	7,422	7,417

Goldman Sachs Group, Inc.
5.479% due 06/23/2009	41,910	41,950
5.664% due 06/28/2010	5,260	5,292
5.841% due 07/23/2009	1,000	1,007

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.486% due 05/10/2007	8,380	8,386
5.520% due 09/15/2008	10,280	10,311

Lehman Brothers Holdings, Inc.
5.599% due 12/23/2010	9,700	9,726

MBNA Corp.
5.910% due 05/05/2008	6,320	6,367

MBNA Europe Funding PLC
5.490% due 09/07/2007	22,900	22,924

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,565
7.250% due 10/15/2006	2,200	2,200

Morgan Stanley
5.550% due 02/09/2009	10,100	10,118

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	29,200	29,200

National Australia Bank Ltd.
5.430% due 09/11/2009	8,900	8,906

Rabobank Nederland
5.527% due 01/15/2009	14,800	14,810

Riggs Capital Trust
8.625% due 12/31/2026	10,100	10,593
8.875% due 03/15/2027	6,146	6,502

Royal Bank of Scotland Group PLC
5.520% due 04/11/2008	4,100	4,104

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	6,000	6,009
5.540% due 02/06/2009	19,200	19,229

SLM Corp.
5.605% due 01/25/2007	870	871

USAA Capital Corp.
7.050% due 11/08/2006	445	446

Vita Capital Ltd.
6.830% due 01/01/2007	3,000	3,010

Wachovia Bank N.A.
5.429% due 03/23/2009	3,300	3,302

		335,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.2%
Airgas, Inc.
9.125% due 10/01/2011	$900	$946

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,510

Comcast Corp.
5.800% due 07/14/2009	2,100	2,105

CSC Holdings, Inc.
7.250% due 07/15/2008	300	304

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	9,000	9,003
5.870% due 09/10/2007	22,000	22,054

EchoStar DBS Corp.
5.750% due 10/01/2008	9,300	9,242

El Paso Corp.
6.500% due 06/01/2008	3,000	3,019
7.625% due 08/16/2007	10,000	10,175

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,226

GP Canada Finance Co.
7.200% due 12/15/2006	200	202

HCA, Inc.
5.250% due 11/06/2008	5,350	5,296
7.250% due 05/20/2008	650	658

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,507

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,786

Host Marriott LP
9.250% due 10/01/2007	1,196	1,239
9.500% due 01/15/2007	8,465	8,581

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,016

Mandalay Resort Group
10.250% due 08/01/2007	400	415

MGM Mirage
9.750% due 06/01/2007	3,300	3,395

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,008

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,739
6.700% due 10/01/2007	4,136	4,179

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	910

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.591% due 09/05/2008	4,500	4,502

Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,005
6.375% due 10/01/2010	7,000	7,000

Xerox Corp.
6.160% due 12/18/2009	2,000	2,015
6.750% due 02/01/2017	100	102
9.750% due 01/15/2009	1,915	2,083

		141,876

UTILITIES 3.8%
AT&T, Inc.
5.612% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.580% due 08/15/2008	1,400	1,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
7.500% due 01/15/2009	$9,000	$9,315
8.900% due 07/15/2008	1,300	1,368
9.875% due 10/15/2007	4,100	4,279

ConocoPhillips
5.510% due 04/11/2007	3,800	3,801

Dominion Resources, Inc.
5.664% due 09/28/2007	14,000	14,008

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,465
6.140% due 12/08/2008	9,600	9,623

Florida Power Corp.
5.802% due 11/14/2008	17,400	17,437

NiSource, Inc.
3.628% due 11/01/2006	2,700	2,696

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,209

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,000	2,085

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	4,800	4,802

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,421

Qwest Corp.
5.625% due 11/15/2008	2,000	1,995

Verizon Global Funding Corp.
5.535% due 08/15/2007	19,400	19,419

Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		125,716

Total Corporate Bonds & Notes (Cost $603,391)		603,082

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
3.500% due 04/25/2011 - 04/25/2017	3,069	3,044
3.604% due 07/01/2034	98	98
3.757% due 06/01/2034	62	63
4.617% due 09/01/2035	1,352	1,338
5.041% due 01/01/2036	688	686
5.134% due 11/01/2025	28	28
5.208% due 05/01/2036	20,172	20,280
5.340% due 02/01/2018 - 04/01/2029	387	389
5.460% due 03/25/2036	1,080	1,081
5.477% due 01/01/2032	1,515	1,525
5.480% due 08/25/2034	2,444	2,444
5.500% due 02/01/2014	1,809	1,818
5.530% due 11/25/2032	1,848	1,850
5.630% due 03/25/2036	4,887	4,881
5.632% due 03/01/2044 - 10/01/2044	24,760	24,907
5.680% due 09/25/2042	620	624
5.741% due 07/01/2029	459	465
5.780% due 10/25/2030	10	11
5.930% due 10/25/2017	486	492
6.000% due 02/25/2008	1	1
6.250% due 10/01/2023	38	39
6.500% due 10/25/2023 (a)	63	5
6.500% due 11/01/2028 - 10/25/2042	1,486	1,516
6.607% due 08/01/2029	3,028	3,076
6.633% due 12/01/2040	1,049	1,070
7.000% due 03/01/2013	72	73
7.095% due 08/01/2026	20	20
9.011% due 06/25/2032	1,064	1,117

See Accompanying Notes	Semiannual Report	September 30, 2006	103

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
2.375% due 12/26/2006	$4,600	$4,569
2.620% due 04/23/2007	2,390	2,356
3.000% due 04/20/2009	1,300	1,270
3.500% due 05/13/2008 - 12/12/2008	3,135	3,048
4.000% due 07/30/2008 - 01/16/2009	50,100	49,033
4.020% due 06/30/2009	2,000	1,953
4.150% due 01/12/2009	1,950	1,914
4.250% due 09/26/2008	2,600	2,565
4.330% due 03/16/2010	2,500	2,452
4.400% due 02/08/2010	22,340	21,895
4.500% due 06/22/2010	12,400	12,220

Federal Housing Administration
7.350% due 04/01/2019	182	183
7.430% due 09/01/2022	88	89
7.435% due 02/01/2019	300	303

Freddie Mac
3.000% due 12/15/2021	1,585	1,557
3.500% due 01/15/2013	1,151	1,145
4.000% due 11/15/2022	6,160	6,060
4.250% due 04/05/2007	58,000	57,704
4.500% due 08/15/2027	13,385	13,292
4.900% due 11/03/2008	23,200	23,103
5.632% due 10/25/2044 - 02/25/2045	18,062	18,201
5.730% due 06/15/2031	593	597
5.832% due 07/25/2044	23,126	23,429
6.500% due 08/15/2008 - 07/25/2043	3,056	3,069

Government National Mortgage Association
4.500% due 08/20/2029 - 09/20/2029	4,787	4,790
4.750% due 07/20/2022 - 09/20/2027	859	867
5.000% due 02/20/2032	1,550	1,549
5.125% due 10/20/2017 - 10/20/2027	1,442	1,451
5.250% due 03/20/2029 - 03/20/2030	1,633	1,640
5.375% due 05/20/2021 - 05/20/2030	8,379	8,460
5.625% due 02/20/2019	33	33
5.830% due 02/16/2030	88	89
6.000% due 01/15/2032 - 03/20/2032	9,827	9,867
7.500% due 02/20/2030	227	236
8.000% due 12/15/2030 - 03/15/2032	255	270
8.500% due 06/20/2027	226	242

Small Business Administration
7.540% due 08/10/2009	173	181

Total U.S. Government Agencies (Cost $354,435)		354,623

U.S. TREASURY OBLIGATIONS 0.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	128	128
3.500% due 01/15/2011	468	490

U.S. Treasury Notes
3.875% due 09/15/2010	16,340	15,927
4.000% due 03/15/2010	3,900	3,827

Total U.S. Treasury Obligations (Cost $20,483)		20,372

MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,075	3,018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Funding Corp.
4.620% due 02/20/2036	$10,919	$10,866

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,824	1,829
6.500% due 09/25/2033	1,508	1,522
6.791% due 07/20/2032	351	355

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	34,244	33,788

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	7,000	6,965

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	4,690	4,694

Countrywide Alternative Loan Trust
5.610% due 02/25/2037	7,179	7,183

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	290	291
5.600% due 05/25/2034	191	191
5.670% due 06/25/2035	16,948	16,933
5.776% due 07/19/2031	14	14

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	117	117
5.880% due 08/25/2033	4,007	4,007

First Republic Mortgage Loan Trust
5.630% due 08/15/2032	12,365	12,399
5.650% due 06/25/2030	1,399	1,401
5.680% due 11/15/2031	739	745

Greenwich Capital Acceptance, Inc.
7.614% due 06/25/2024	28	29

GSR Mortgage Loan Trust
4.540% due 09/25/2035	11,204	11,056

GSRPM Mortgage Loan Trust
5.730% due 11/25/2031	4,599	4,608

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	3,516	3,526
5.570% due 03/19/2037	2,921	2,927

Indymac ARM Trust
6.410% due 01/25/2032	6	6
6.542% due 01/25/2032	16	16

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,829	1,794

MASTR Seasoned Securities Trust
6.196% due 09/25/2017	824	838

Mellon Residential Funding Corp.
5.770% due 12/15/2030	4,155	4,171
5.820% due 10/20/2029	6,904	6,975

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	1,090	1,095

Residential Funding Mortgage Security I
6.500% due 03/25/2032	382	384

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	119,252	468

Sequoia Mortgage Trust
5.670% due 06/20/2032	182	182
5.680% due 07/20/2033	8,135	8,204
5.710% due 10/20/2027	4,153	4,160

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	14,573	14,595
5.660% due 09/19/2032	202	203
5.680% due 03/19/2034	2,088	2,091

Structured Asset Securities Corp.
6.101% due 02/25/2032	528	526
6.150% due 07/25/2032	1,262	1,288

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	9,100	9,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	$726	$722

Washington Mutual, Inc.
5.106% due 10/25/2032	1,649	1,640
5.520% due 04/25/2045	476	476
5.563% due 02/25/2046	6,956	6,963
5.600% due 12/25/2027	10,312	10,315
5.650% due 12/25/2027	5,276	5,283
5.677% due 08/25/2046	16,899	16,899
5.963% due 06/25/2042	4,584	4,597
5.963% due 08/25/2042	4,020	4,037

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	10,613	10,387

Total Mortgage-Backed Securities (Cost $246,280)		245,886

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp.
5.400% due 12/25/2035	2,383	2,385
5.410% due 02/25/2036	701	701

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	13	13
5.680% due 10/25/2031	703	705
5.680% due 08/25/2032	138	138

Argent Securities, Inc.
5.390% due 05/25/2036	452	452
5.400% due 04/25/2036	1,937	1,939
5.410% due 03/25/2036	2,662	2,664
5.430% due 11/25/2035	3,907	3,910
5.470% due 02/25/2036	4,515	4,518

Asset-Backed Securities Corp. Home Equity
5.440% due 11/25/2035	509	510

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	968	967
5.410% due 12/25/2035	101	101
5.580% due 06/25/2035	1,036	1,037
5.660% due 10/25/2032	1,436	1,438
5.730% due 10/27/2032	126	126
5.780% due 03/25/2043	1,677	1,682

Brazos Student Finance Corp.
5.900% due 06/01/2023	2,794	2,812

Capital One Auto Finance Trust
5.117% due 05/15/2007	1,469	1,470

Carrington Mortgage Loan Trust
5.450% due 12/25/2035	4,447	4,450

Centex Home Equity
5.440% due 10/25/2035	53	53

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	7,143	7,140

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	90	90

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	11,500	11,512

Citigroup Mortgage Loan Trust, Inc.
5.410% due 12/25/2035	2,968	2,970
5.440% due 09/25/2035	58	58

Countrywide Asset-Backed Certificates
5.400% due 06/25/2036	1,428	1,429
5.400% due 07/25/2036	385	385
5.400% due 08/25/2036	312	313
5.400% due 09/25/2036	154	154
5.450% due 11/25/2035	20	20
5.460% due 07/25/2036	2,062	2,063
5.480% due 11/25/2035	547	548
5.490% due 02/25/2036	2,489	2,490
5.500% due 11/25/2035	282	282

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.700% due 05/25/2032	$171	$171
5.810% due 12/25/2031	88	88

Delta Funding Home Equity Loan Trust
5.740% due 09/15/2029	47	47

Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	1,205	1,211

FBR Securitization Trust
5.440% due 10/25/2035	2,488	2,490
5.450% due 10/25/2035	275	276
5.510% due 09/25/2035	6,733	6,738

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 05/25/2036	8,196	8,202
5.400% due 01/25/2036	798	798
5.420% due 01/25/2036	4,417	4,420
5.440% due 03/25/2025	66	66
6.052% due 03/25/2034	127	127

First NLC Trust
5.440% due 09/25/2035	379	380
5.440% due 12/25/2035	749	749
5.450% due 02/25/2036	1,452	1,453

Fremont Home Loan Trust
5.390% due 04/25/2036	1,063	1,064
5.420% due 01/25/2036	1,546	1,547

GSAMP Trust
5.400% due 01/25/2036	4,847	4,850
5.420% due 11/25/2035	1,247	1,248
5.440% due 11/25/2035	357	357
5.450% due 12/25/2035	734	734
5.620% due 03/25/2034	122	123
5.650% due 07/25/2032	14	14

Home Equity Asset Trust
5.410% due 05/25/2036	1,186	1,187

Home Equity Mortgage Trust
5.420% due 05/25/2036	106	106

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,548	1,550

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,630	4,634

Irwin Home Equity
5.870% due 07/25/2032	603	603

JPMorgan Mortgage Acquisition Corp.
5.400% due 05/25/2035	1,937	1,939

Lehman XS Trust
5.410% due 08/25/2046	2,052	2,054

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	1,999	2,001
5.410% due 02/25/2036	1,268	1,269
5.420% due 01/25/2036	1,472	1,473
5.450% due 09/25/2035	1,303	1,304
5.530% due 11/25/2034	2,122	2,124
5.610% due 10/25/2034	5,199	5,205
5.680% due 03/25/2032	117	120

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	4,144	4,147
5.440% due 11/25/2035	4,870	4,874

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	789	790
5.400% due 02/25/2037	943	944
5.410% due 01/25/2037	5,347	5,351

Morgan Stanley Capital I
5.400% due 02/25/2036	5,926	5,931
5.660% due 07/25/2032	15	15

Nelnet Student Loan Trust
5.378% due 08/23/2011	279	279

New Century Home Equity Loan Trust
5.390% due 05/25/2036	4,564	4,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.400% due 08/25/2036	$881	$881
5.420% due 07/25/2035	439	439

Option One Mortgage Loan Trust
5.870% due 06/25/2032	99	99
5.870% due 08/25/2032	586	586

Quest Trust
5.410% due 03/25/2036	904	905
5.890% due 06/25/2034	1,548	1,554

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	2,141	2,143
5.690% due 11/25/2034	34	34
5.770% due 08/25/2033	1,270	1,274
5.830% due 12/25/2033	215	217

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	2,644	2,646
5.410% due 01/25/2036	6,699	6,704
5.890% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.370% due 06/25/2036	2,610	2,612
5.400% due 03/25/2036	147	147
5.400% due 04/25/2036	2,034	2,036
5.410% due 01/25/2036	1,472	1,473
5.420% due 01/25/2036	2,549	2,551
5.430% due 03/25/2035	64	64
5.430% due 10/25/2035	457	458

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	451	452

SACO I, Inc.
5.390% due 05/25/2036	2,520	2,521
5.404% due 04/25/2036	385	385
5.430% due 01/25/2036	379	379
5.440% due 12/25/2035	336	336

Salomon Brothers Mortgage Securities VII
5.630% due 03/25/2032	297	298

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	755	755

SG Mortgage Securities Trust
5.430% due 10/25/2035	270	270

SLM Student Loan Trust
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,622	2,624
5.400% due 03/25/2036	905	906
5.400% due 05/25/2036	1,660	1,662
5.440% due 05/25/2035	246	246
5.500% due 04/25/2035	350	350

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	1,364	1,365
5.670% due 01/25/2034	82	82

Structured Asset Investment Loan Trust
5.420% due 07/25/2035	268	269

Structured Asset Securities Corp.
4.900% due 04/25/2035	5,508	5,306
5.460% due 12/25/2035	210	210
5.614% due 01/25/2033	1,478	1,488

USAA Auto Owner Trust
5.310% due 03/16/2009	6,700	6,705

Wachovia Auto Owner Trust
4.820% due 02/20/2009	6,501	6,492

Washington Mutual Asset-Backed Certificates
5.394% due 04/25/2036	285	285

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	6,425	6,429
5.570% due 10/25/2035	17,200	17,229

Total Asset-Backed Securities (Cost $235,190)		235,221

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 54.7%

CERTIFICATES OF DEPOSIT 3.4%
Citibank New York N.A.
5.335% due 12/20/2006	$4,800	$4,800

Unicredito Italiano SpA
5.355% due 11/20/2006	3,200	3,200
5.360% due 11/27/2006	40,000	40,000
5.485% due 10/10/2006	65,000	65,000

		113,000

COMMERCIAL PAPER 45.4%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	11,100	10,931

ANZ (Delaware), Inc.
5.250% due 12/12/2006	13,600	13,454
5.340% due 10/26/2006	15,000	14,947
5.375% due 10/27/2006	6,675	6,650

ANZ National International Ltd.
5.265% due 12/04/2006	13,400	13,271
5.275% due 11/16/2006	8,900	8,841

ASB Bank Ltd.
5.375% due 10/26/2006	7,000	6,975

Bank of America Corp.
5.260% due 12/14/2006	44,800	44,305
5.268% due 11/20/2006	24,800	24,622
5.275% due 12/01/2006	600	594
5.290% due 11/13/2006	40,000	39,753

Bank of Ireland
5.275% due 11/22/2006	800	794
5.365% due 10/26/2006	36,000	35,871
5.372% due 10/27/2006	75,000	74,720

BNP Paribas Finance
5.240% due 01/19/2007	99,200	97,590

CBA (de) Finance
5.260% due 12/08/2006	5,300	5,246

Citigroup Funding, Inc.
5.290% due 10/18/2006	100,000	99,765

Cox Communications, Inc.
5.449% due 01/16/2007	11,547	11,547
5.449% due 03/15/2007	8,800	8,800

Danske Corp.
5.265% due 12/27/2006	89,400	88,244
5.400% due 10/19/2006	10,000	9,974

General Electric Capital Corp.
5.270% due 11/15/2006	200	199
5.290% due 11/10/2006	110,000	109,370

Intesa Funding LLC
5.255% due 10/13/2006	10,400	10,383
5.260% due 10/16/2006	74,800	74,647

IXIS Commercial Paper Corp.
5.270% due 12/20/2006	4,700	4,644

Lloyds TSB Bank PLC
5.250% due 10/16/2006	8,500	8,483

Rabobank USA Financial Corp.
5.270% due 10/02/2006	88,500	88,500

Royal Bank of Canada
5.260% due 11/21/2006	96,200	95,497

Santander Finance
5.255% due 12/11/2006	14,400	14,247
5.260% due 12/14/2006	800	791
5.285% due 11/14/2006	600	596
5.375% due 10/27/2006	73,000	72,728

Societe Generale N.A.
5.245% due 01/08/2007	103,000	101,491

See Accompanying Notes	Semiannual Report	September 30, 2006	105

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Spintab AB
5.365% due 10/25/2006	$1,200	$1,196

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	5,200	5,166
5.360% due 10/30/2006	8,700	8,664
5.365% due 10/25/2006	4,600	4,584

Time Warner, Inc.
5.390% due 01/22/2007	16,000	15,734
5.390% due 01/25/2007	4,300	4,227

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	45,400	45,400

UBS Finance Delaware LLC
5.245% due 01/08/2007	103,000	101,491
5.250% due 01/11/2007	6,400	6,303

Viacom, Inc.
5.594% due 05/29/2007	8,100	8,100
5.594% due 05/29/2007	1,800	1,738
5.600% due 03/22/2007	4,900	4,900

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Capital Corp.
5.185% due 10/10/2006		$70,000	$69,919
5.255% due 12/12/2006		28,000	27,699
5.270% due 11/21/2006		14,000	13,898
5.345% due 10/24/2006		1,700	1,694

			1,519,183

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		4,423	4,423

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $4,514. Repurchase proceeds are $4,425.)

BELGIUM TREASURY BILLS 1.3%
3.008% due 10/12/2006 - 12/14/2006 (b)	EUR	34,000	42,885

FRANCE TREASURY BILLS 3.9%
2.854% due 10/21/2006 - 12/21/2006 (b)		103,450	130,476

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.800% due 11/30/2006 - 12/14/2006 (b)(d)(f)	$20,655	$20,427

Total Short-Term Instruments (Cost $1,831,455)		1,830,394

PURCHASED OPTIONS (h) 0.3%
(Cost $6,317)		10,259

Total Investments (e) 98.6% (Cost $3,297,551)		$3,299,837

Written Options (i) (0.3%) (Premiums $6,873)		(11,122)

Other Assets and Liabilities (Net) 1.7%		57,731

Net Assets 100.0%		$3,346,446

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,675 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $49,970 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $12,149 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$770
90-Day Eurodollar June Futures	Long	06/2008	2,083	544
90-Day Eurodollar March Futures	Long	03/2008	2,082	658
90-Day Eurodollar September Futures	Long	09/2007	57	86
90-Day Eurodollar September Futures	Long	09/2008	2,047	423
U.S. Treasury 5-Year Note December Futures	Long	12/2006	540	351
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,140	(761)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	658

				$2,729

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	$4,800	$10
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(1)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	9
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	24
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	12
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	7
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	14
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	28
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	14

						$263

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$61,500	$575
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	47,400	(1,406)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	7,100	114
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(373)
UBS AG	3-month USD-LIBOR	Pay	4.000%	06/21/2007	410,000	(731)

						$(1,821)

(h)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007	GB	P 29,400	$123	$147
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007		28,000	103	139
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	5.063%	06/15/2007		28,000	121	165
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		$42,100	215	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.130%	10/25/2006		2,100	4	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.500%	07/09/2007		190,600	943	2,249
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	10/18/2006		230,000	1,000	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		36,200	185	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007		124,000	417	645
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	06/30/2007		464,700	2,101	5,432
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007		112,200	464	464
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.250%	07/02/2007		121,400	641	1,015

								$6,317	$10,259

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	366	$68	$251
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	366	130	6

				$198	$257

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	8,400	$155	$158
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		7,000	105	133
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,000	121	151
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		$18,200	215	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		62,500	944	2,165
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		99,000	987	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		15,100	180	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		53,900	426	748
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		204,000	2,147	5,536
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		49,200	514	514
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		73,300	881	1,460

								$6,675	$10,865

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005 - 10/28/2005	$3,922	$3,921	0.12%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	07/1/2005	29,200	29,200	0.87%

				$33,122	$33,121	0.99%

See Accompanying Notes	Semiannual Report	September 30, 2006	107

Schedule of Investments Short-Term Fund (Cont.)	(Unaudited) September 30, 2006

(k)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$75,800	$73,011	$74,320
U.S. Treasury Notes	5.500%	05/15/2009	6,625	6,755	6,919

				$79,766	$81,239

(2) Market value includes $709 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	280	01/2007	$0	$(1)	$(1)
Buy	CLP	63,745	12/2006	1	0	1
Buy	CNY	226,774	03/2007	62	(32)	30
Buy	EUR	26,517	10/2006	0	(42)	(42)
Sell		172,335	10/2006	649	0	649
Sell	GBP	6,296	10/2006	186	0	186
Buy	JPY	16,163,372	11/2006	0	(3,793)	(3,793)
Sell		658,914	11/2006	84	0	84
Buy	MXN	1,430	01/2007	0	0	0
Buy	PLN	1,089	11/2006	0	(2)	(2)
Buy	RUB	7,380	12/2006	0	0	0
Buy		3,190	01/2007	0	0	0
Buy	ZAR	1,750	10/2006	0	(30)	(30)
Sell		1,750	10/2006	4	0	4
Buy		1,750	12/2006	0	(4)	(4)

				$986	$(3,904)	$(2,918)

108	PIMCO Funds	See Accompanying Notes

Schedule of Investments Total Return Mortgage Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 129.1%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$178	$159
2.917% due 07/01/2011	2,174	2,165
4.455% due 12/01/2034	2,723	2,759
4.500% due 10/01/2021	16,000	15,440
5.000% due 06/01/2018 - 10/01/2036	157,929	153,957
5.077% due 10/25/2008	43	43
5.224% due 05/01/2023	33	34
5.464% due 11/01/2018	5	5
5.500% due 10/01/2021 - 10/01/2036	90,083	88,913
5.631% due 08/01/2042	729	734
5.632% due 08/01/2042 - 10/01/2044	3,251	3,274
5.680% due 11/25/2032	123	123
5.730% due 04/18/2028	11	11
5.750% due 01/01/2021	17	17
5.830% due 03/25/2032 - 07/25/2034	7,268	7,289
5.925% due 10/01/2028	14	14
6.000% due 01/01/2032 - 10/01/2036	36,725	36,912
6.320% due 04/01/2007	1,566	1,564
6.344% due 04/25/2023	5	5
6.500% due 09/25/2023 - 10/01/2036	35,022	35,683
6.518% due 05/01/2033	1,480	1,484
7.000% due 09/25/2023	4	4
7.500% due 06/01/2030 - 08/01/2031	285	295
7.750% due 08/25/2022	41	43

Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,825

Federal Housing Administration
5.022% due 10/25/2022	512	517
7.430% due 06/01/2019	329	333

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	39	38
5.000% due 09/01/2035 - 10/01/2036	35,548	34,193
5.134% due 02/01/2018	83	83
5.500% due 12/01/2017 - 10/01/2036	36,415	35,998
5.598% due 11/01/2028	10	10
5.632% due 10/25/2044 - 02/25/2045	8,453	8,516
5.888% due 08/01/2025	17	17
6.000% due 05/01/2035 - 10/01/2036	19,017	19,118
6.052% due 05/01/2032	50	51
6.436% due 07/01/2030	46	47
6.500% due 12/15/2023 - 03/15/2024	112	113
8.000% due 06/15/2026	30	32

Government National Mortgage Association
4.500% due 08/20/2033	1,384	1,295
4.750% due 07/20/2022 - 08/20/2026	74	75
5.125% due 12/20/2021 - 11/20/2023	30	30
5.375% due 02/20/2017 - 03/20/2027	54	55
5.500% due 02/20/2018 - 06/15/2036	21,891	21,760
5.530% due 02/16/2032	679	680
5.580% due 08/16/2032	1,835	1,841
5.625% due 03/20/2016 - 03/20/2018	114	115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2036	$13,986	$14,162
6.500% due 11/15/2028 - 09/15/2036	55,998	57,471
7.500% due 05/15/2027 - 08/15/2027	10	10

Total U.S. Government Agencies (Cost $549,282)		549,314

MORTGAGE-BACKED SECURITIES 13.3%
Banc of America Mortgage Securities
5.405% due 10/20/2032	82	82

Banc of America Structural Security Trust
5.830% due 10/11/2033	949	957

Banktrust Mortgage Trust
5.700% due 12/01/2023	163	163

CC Mortgage Funding Corp.
5.610% due 01/25/2035	448	453

Countrywide Alternative Loan Trust
5.540% due 05/25/2035	2,641	2,645

Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	847	839
5.620% due 04/25/2035	2,212	2,223
5.650% due 03/25/2035	4,227	4,242
5.745% due 04/25/2035	3,306	3,328

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	117	117
5.660% due 03/25/2032	101	101
5.880% due 08/25/2033	224	224

Harborview Mortgage Loan Trust
5.550% due 05/19/2047	5,367	5,373
5.640% due 11/19/2035	3,578	3,590

Indymac Index Mortgage Loan Trust
5.570% due 04/25/2035	4,010	4,022
5.650% due 02/25/2035	3,253	3,270
5.660% due 09/25/2034	1,876	1,880

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,601	1,561

Mellon Residential Funding Corp.
5.921% due 07/25/2029	28	28

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	63	63

Morgan Stanley Capital I
5.500% due 04/25/2017	55	55

Prime Mortgage Trust
5.000% due 02/25/2019	770	754

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	765	799

Sequoia Mortgage Trust
5.630% due 08/20/2032	231	231
5.670% due 06/20/2032	181	182
5.680% due 10/19/2026	670	672
5.680% due 07/20/2033	502	506
5.710% due 10/20/2027	252	252

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 05/25/2035	3,387	3,411

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	303	304

Structured Asset Securities Corp.
6.630% due 08/25/2032	3	3

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	3,000	3,002

Washington Mutual, Inc.
5.563% due 02/25/2046	2,746	2,749
5.600% due 12/25/2027	3,166	3,167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.600% due 12/25/2045	$5,334	$5,354

Total Mortgage-Backed Securities (Cost $56,538)		56,602

ASSET-BACKED SECURITIES 9.0%
ACE Securities Corp.
5.380% due 06/25/2036	3,006	3,008

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	25	25
5.680% due 10/25/2031	38	38

Argent Securities, Inc.
5.410% due 01/25/2036	1,199	1,200
5.410% due 03/25/2036	1,932	1,933

Bear Stearns Asset-Backed Securities, Inc.
5.600% due 09/25/2035	2,477	2,479
5.620% due 02/25/2026	207	207

Centex Home Equity
5.440% due 10/25/2035	532	533
5.630% due 01/25/2032	66	66

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	133	134

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,914

Credit-Based Asset Servicing & Securitization
5.510% due 01/25/2035	1,148	1,161

EMC Mortgage Loan Trust
6.080% due 08/25/2040	392	398

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	29	29

Fremont Home Loan Trust
5.420% due 01/25/2036	2,224	2,226

GSR Mortgage Loan Trust
5.430% due 11/25/2030	3,623	3,626

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	2,656	2,666

Home Equity Asset Trust
5.630% due 11/25/2032	3	2

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	2,768	2,770

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	3,066	3,068

Morgan Stanley Capital I
5.660% due 07/25/2032	10	10

Quest Trust
5.890% due 06/25/2034	234	235

Renaissance Home Equity Loan Trust
5.710% due 12/25/2032	124	124
5.770% due 08/25/2033	486	488

Residential Asset Mortgage Products, Inc.
2.918% due 11/25/2034	70	70
5.430% due 05/25/2035	260	260

Securitized Asset-Backed Receivables LLC Trust
5.450% due 01/25/2036	482	482

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	920	921

Specialty Underwriting & Residential Finance
5.670% due 01/25/2034	35	35

Structured Asset Securities Corp.
5.614% due 01/25/2033	43	43

Wells Fargo Home Equity Trust
5.570% due 10/25/2035	4,000	4,007
5.580% due 12/25/2035	4,000	4,011

Total Asset-Backed Securities (Cost $38,122)		38,169

See Accompanying Notes	Semiannual Report	September 30, 2006	109

Schedule of Investments  Total Return Mortgage Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 18.0%

COMMERCIAL PAPER 16.6%
Bank of America Corp.
5.260% due 12/14/2006	$9,400	$9,296

Barclays U.S. Funding Corp.
5.275% due 11/21/2006	1,300	1,291

Danske Corp.
5.255% due 01/18/2007	6,100	6,002
5.270% due 12/27/2006	6,500	6,416

IXIS Commercial Paper Corp.
5.255% due 12/15/2006	11,400	11,272

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006	6,100	6,038

Societe Generale N.A.
5.290% due 12/18/2006	11,200	11,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$11,500	$11,500

UBS Finance Delaware LLC
5.280% due 11/16/2006	5,900	5,861

Westpac Capital Corp.
5.265% due 11/21/2006	1,800	1,787

		70,533

REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	5,466	5,466

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $5,577. Repurchase proceeds are $5,468.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.810% due 12/14/2006 (c)	$625	$618

Total Short-Term Instruments (Cost $76,636)		76,617

PURCHASED OPTIONS (e) 0.0%
(Cost $603)		59

Total Investments (b) 169.4% (Cost $721,181)		$720,761

Written Options (f) (0.0%) (Premiums $599)		(62)

Other Assets and Liabilities (Net) (69.4%)		(295,159)

Net Assets 100.0%		$425,540

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $18,950 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $618 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	216	$(92)
90-Day Eurodollar December Futures	Long	12/2007	98	50
90-Day Eurodollar June Futures	Long	06/2007	258	(10)
90-Day Eurodollar March Futures	Long	03/2007	258	(90)
90-Day Eurodollar September Futures	Long	09/2007	258	74

				$(68)

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$(15)
Barclays Bank PLC	Camber 8.758% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	(18)
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 7.388% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	82
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 6.138% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	27

							$76

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay		5.000%	12/20/2013	$9,800	$202
Goldman Sachs & Co.	3-month USD-LIBOR	Receive		5.000%	12/20/2016	21,900	(650)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $	119	07/01/2011	3,000	(109)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay		5.000%	12/20/2013	13,900	290
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		5.000%	12/20/2016	32,000	(949)

							$(1,216)

Total Return Swaps
Counterparty	Receive Total Return	Pay		Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $	900	09/18/2027	3,000,000	$659

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	03/19/2007	491	$5	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	$95,000	$413	$0
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	54,000	185	56

							$598	$56

(f)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	$41,000	$409	$0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	23,200	190	62

							$599	$62

(g)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2021	$22,500	$22,034	$22,114
Government National Mortgage Association	6.500%	10/01/2036	50,000	51,195	51,281

				$73,229	$73,395

See Accompanying Notes	Semiannual Report	September 30, 2006	111

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class A
09/30/2006+	$10.46	$0.21	$0.02	$0.23	$(0.21)	$0.00
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)
Class C
09/30/2006+	10.46	0.17	0.02	0.19	(0.17)	0.00
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)

Diversified Income Fund
Class A
09/30/2006+	$11.01	$0.27	$0.10	$0.37	$(0.29)	$0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/30/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)
Class B
09/30/2006+	11.01	0.23	0.09	0.32	(0.24)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/30/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Class C
09/30/2006+	11.01	0.23	0.09	0.32	(0.24)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/30/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)

Emerging Markets Bond Fund
Class A
09/30/2006+	$11.14	$0.27	$0.17	$0.44	$(0.29)	$0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)
03/31/2002	8.40	0.68	1.76	2.44	(0.74)	(0.50)
Class B
09/30/2006+	11.14	0.23	0.17	0.40	(0.25)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)
03/31/2002	8.40	0.63	1.75	2.38	(0.68)	(0.50)
Class C
09/30/2006+	11.14	0.23	0.17	0.40	(0.25)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)
03/31/2002	8.40	0.60	1.78	2.38	(0.68)	(0.50)

Floating Income Fund
Class A
09/30/2006+	$10.39	$0.23	$0.12	$0.35	$(0.29)	$0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00
Class C
09/30/2006+	10.39	0.22	0.11	0.33	(0.27)	0.00
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)
07/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

112	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.21)	$10.48	2.24%	$104,107	1.25	%*	1.25	%*	4.04	%*	5%
(0.26)	10.46	7.26	47,798	1.25	*(e)	1.25	*(e)	3.19	*	6

(0.17)	10.48	1.85	32,310	2.00	*	2.00	*	3.30	*	5
(0.19)	10.46	6.59	8,646	2.00	*(e)	2.00	*(e)	2.56	*	6

$(0.29)	$11.09	3.38%	$94,748	1.15	%*	1.15	%*	5.01	%*	72%
(0.66)	11.01	7.50	80,231	1.15	(e)	1.15	(e)	4.86		128
(0.56)	10.87	5.54	48,046	1.17	(d)	1.17	(d)	4.50		44
(0.31)	10.84	11.66	25,013	1.20	*(b)	1.20	*(b)	3.94	*	33

(0.24)	11.09	3.00	32,991	1.90	*	1.90	*	4.28	*	72
(0.58)	11.01	6.71	27,058	1.90		1.90		4.13		128
(0.48)	10.87	4.76	16,127	1.92	(d)	1.92	(d)	3.76		44
(0.26)	10.84	11.14	4,819	1.95	*(c)	1.95	*(c)	3.28	*	33

(0.24)	11.09	3.00	105,675	1.90	*	1.90	*	4.27	*	72
(0.58)	11.01	6.71	91,600	1.90		1.90		4.12		128
(0.48)	10.87	4.76	42,756	1.92	(d)	1.92	(d)	3.78		44
(0.26)	10.84	11.12	22,192	1.95	*(c)	1.95	*(c)	3.22	*	33

$(0.29)	$11.29	4.03%	$318,132	1.25	%*	1.25	%*	4.97	%*	120%
(0.91)	11.14	14.26	346,060	1.25		1.25		4.95		280
(0.85)	10.58	6.75	264,866	1.25		1.25		3.85		415
(1.58)	10.73	23.34	258,444	1.25		1.25		4.08		461
(0.91)	10.05	15.65	90,079	1.27		1.25		6.45		388
(1.24)	9.60	30.88	15,589	1.27		1.25		7.33		620

(0.25)	11.29	3.65	74,545	2.00	*	2.00	*	4.22	*	120
(0.83)	11.14	13.41	82,186	2.00		2.00		4.20		280
(0.77)	10.58	5.95	70,635	2.00		2.00		3.09		415
(1.49)	10.73	22.43	72,425	2.00		2.00		3.39		461
(0.84)	10.05	14.79	38,002	2.02		2.00		5.78		388
(1.18)	9.60	29.93	10,844	2.04		2.00		6.87		620

(0.25)	11.29	3.65	152,362	2.00	*	2.00	*	4.23	*	120
(0.83)	11.14	13.41	176,096	2.00		2.00		4.20		280
(0.77)	10.58	5.96	141,260	2.00		2.00		3.09		415
(1.49)	10.73	22.42	142,161	2.00		2.00		3.33		461
(0.84)	10.05	14.78	52,168	2.02		2.00		5.74		388
(1.18)	9.60	29.91	12,580	2.00		2.00		6.46		620

$(0.29)	$10.45	3.37%	$290,193	0.95	%*	0.95	%*	4.43	%*	91%
(0.47)	10.39	6.99	241,828	0.95		0.95		3.64		83
(0.18)	10.17	3.56	178,925	0.95	*	0.95	*	2.23	*	18

(0.27)	10.45	3.23	106,061	1.25	*	1.25	*	4.14	*	91
(0.44)	10.39	6.67	68,747	1.25		1.25		3.39		83
(0.13)	10.17	2.44	29,102	1.25	*	1.25	*	2.01	*	18

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%

(d) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

(e) Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

Semiannual Report	September 30, 2006	113

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (Unhedged)
Class A
09/30/2006+	$9.90	$0.17	$0.23	$0.40	$(0.15)	$0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)
Class C
09/30/2006+	9.90	0.13	0.23	0.36	(0.11)	0.00
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2006+	$10.30	$0.16	$0.11	$0.27	$(0.14)	$0.00
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)
Class B
09/30/2006+	10.30	0.12	0.11	0.23	(0.10)	0.00
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)
Class C
09/30/2006+	10.30	0.12	0.11	0.23	(0.10)	0.00
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)

Global Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2006+	$9.66	$0.16	$0.10	$0.26	$(0.14)	$0.00
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00
03/31/2002	9.61	0.39	0.12	0.51	(0.39)	(0.31)
Class B
09/30/2006+	9.66	0.12	0.11	0.23	(0.11)	0.00
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)
Class C
09/30/2006+	9.66	0.12	0.11	0.23	(0.11)	0.00
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

114	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.15)	$10.15	4.04%	$262,750	0.95	%*	0.95	%*	3.34	%*	209%
(0.22)	(0.27)	9.90	(6.15)	214,079	0.95		0.95		2.94		480
0.00	(0.22)	10.83	10.98	184,720	0.95	*(b)	0.95	*(b)	1.80	*	344

0.00	(0.11)	10.15	3.66	94,486	1.70	*	1.69	*	2.60	*	209
(0.19)	(0.19)	9.90	(6.86)	81,574	1.70		1.70		2.18		480
0.00	(0.17)	10.83	10.47	81,609	1.70	*(c)	1.70	*(c)	1.06	*	344

$0.00	$(0.14)	$10.43	2.66%	$270,827	0.95	%*	0.95	%*	3.14	%*	249%
0.00	(0.61)	10.30	3.35	302,226	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	282,335	0.95		0.95		2.44		477
0.00	(0.49)	10.52	3.00	245,270	0.96		0.95		2.84		711
(0.12)	(0.61)	10.70	9.10	206,753	0.95		0.95		3.93		589
0.00	(0.45)	10.39	5.21	112,047	0.96		0.95		4.11		434

0.00	(0.10)	10.43	2.28	34,370	1.70	*	1.70	*	2.39	*	249
0.00	(0.53)	10.30	2.58	40,661	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	48,615	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	54,588	1.71		1.70		2.10		711
(0.10)	(0.54)	10.70	8.36	54,571	1.70		1.70		3.21		589
0.00	(0.38)	10.39	4.42	34,602	1.71		1.70		3.38		434

0.00	(0.10)	10.43	2.28	78,634	1.70	*	1.70	*	2.39	*	249
0.00	(0.53)	10.30	2.58	90,269	1.70		1.70		2.19		571
0.00	(0.46)	10.56	4.80	92,793	1.70		1.70		1.70		477
0.00	(0.41)	10.52	2.22	110,838	1.71		1.70		2.09		711
(0.10)	(0.54)	10.70	8.33	94,504	1.70		1.70		3.17		589
0.00	(0.38)	10.39	4.42	47,725	1.71		1.70		3.37		434

$0.00	$(0.14)	$9.78	2.74%	$20,461	0.95	%*	0.95	%*	3.26	%*	234%
0.00	(0.64)	9.66	2.99	21,185	0.95		0.95		2.99		372
0.00	(0.47)	10.00	4.47	23,686	0.95		0.95		2.30		245
0.00	(0.42)	10.03	3.57	26,272	0.96		0.95		2.57		577
0.00	(0.36)	10.10	11.25	21,667	0.97		0.95		3.83		413
0.00	(0.70)	9.42	5.42	5,262	0.96		0.95		4.11		373

0.00	(0.11)	9.78	2.36	7,366	1.70	*	1.70	*	2.51	*	234
0.00	(0.56)	9.66	2.23	8,224	1.70		1.70		2.23		372
0.00	(0.40)	10.00	3.69	10,297	1.70		1.70		1.56		245
0.00	(0.34)	10.03	2.79	12,916	1.71		1.70		1.83		577
0.00	(0.29)	10.10	10.42	13,538	1.72		1.70		3.26		413
0.00	(0.63)	9.42	4.63	6,586	1.71		1.70		3.43		373

0.00	(0.11)	9.78	2.36	16,432	1.70	*	1.70	*	2.51	*	234
0.00	(0.56)	9.66	2.22	18,835	1.70		1.70		2.24		372
0.00	(0.40)	10.00	3.69	17,563	1.70		1.70		1.56		245
0.00	(0.34)	10.03	2.79	19,194	1.71		1.70		1.82		577
0.00	(0.29)	10.10	10.42	18,317	1.72		1.70		3.23		413
0.00	(0.63)	9.42	4.63	6,890	1.71		1.70		3.41		373

(b) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.96%.

(c) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 1.71%.

Semiannual Report	September 30, 2006	115

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Class A
09/30/2006+	$10.90	$0.23	$0.10	$0.33	$(0.23)	$0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
03/31/2002	10.44	0.25	0.56	0.81	(0.46)	(0.12)
Class B
09/30/2006+	10.90	0.19	0.10	0.29	(0.19)	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 - 03/31/2002	10.43	0.12	0.51	0.63	(0.27)	(0.12)
Class C
09/30/2006+	10.90	0.19	0.10	0.29	(0.19)	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 - 03/31/2002	10.43	0.13	0.50	0.63	(0.27)	(0.12)

High Yield Fund
Class A
09/30/2006+	$9.77	$0.32	$(0.06)	$0.26	$(0.32)	$0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00
Class B
09/30/2006+	9.77	0.28	(0.05)	0.23	(0.29)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
03/31/2002	9.88	0.68	(0.69)	(0.01)	(0.68)	0.00
Class C
09/30/2006+	9.77	0.28	(0.05)	0.23	(0.29)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
03/31/2002	9.88	0.67	(0.68)	(0.01)	(0.68)	0.00

Investment Grade Corporate Bond Fund
Class A
09/30/2006+	$10.17	$0.22	$0.15	$0.37	$(0.22)	$0.00
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)
Class C
09/30/2006+	10.17	0.18	0.16	0.34	(0.19)	0.00
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)

+ Unaudited

* Annualized

116	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.23)	$11.00	3.10%	$59,315	1.24	%*	0.90	%*	4.30	%*	553%
(0.41)	10.90	2.74	64,165	0.90		0.90		3.43		1069
(0.33)	11.01	2.31	71,610	0.90		0.90		1.80		1209
(0.37)	11.09	3.75	77,650	0.92		0.90		0.94		1409
(0.48)	11.05	8.17	92,680	0.95	(b)	0.95	(b)	1.69		763
(0.58)	10.67	7.92	31,836	1.01		1.00		2.32		1292

(0.19)	11.00	2.72	33,816	2.00	*	1.65	*	3.56	*	553
(0.33)	10.90	1.97	36,678	1.66		1.65		2.68		1069
(0.25)	11.01	1.55	45,546	1.65		1.65		1.04		1209
(0.29)	11.09	2.98	54,895	1.67		1.65		0.18		1409
(0.40)	11.05	7.35	68,749	1.70	(b)	1.70	(b)	0.92		763
(0.39)	10.67	6.62	13,063	1.76	*	1.75	*	1.41	*	1292

(0.19)	11.00	2.72	32,907	2.00	*	1.65	*	3.55	*	553
(0.33)	10.90	1.98	36,587	1.66		1.65		2.67		1069
(0.25)	11.01	1.55	49,158	1.65		1.65		1.03		1209
(0.29)	11.09	2.99	62,603	1.67		1.65		0.20		1409
(0.40)	11.05	7.35	89,530	1.70	(b)	1.70	(b)	0.93		763
(0.39)	10.67	6.66	17,521	1.76	*	1.75	*	1.45	*	1292

$(0.32)	$9.71	2.75%	$825,523	0.91	%*	0.90	%*	6.61	%*	39%
(0.68)	9.77	7.95	983,662	0.90		0.90		6.83		105
(0.64)	9.70	6.87	996,147	0.90		0.90		6.49		62
(0.65)	9.69	16.62	1,252,991	0.90		0.90		6.76		105
(0.71)	8.90	5.18	960,993	0.90		0.90		7.99		129
(0.75)	9.19	0.67	539,679	0.90		0.90		7.81		96

(0.29)	9.71	2.37	444,476	1.66	*	1.65	*	5.86	*	39
(0.60)	9.77	7.14	504,772	1.65		1.65		6.05		105
(0.56)	9.70	6.08	646,112	1.65		1.65		5.73		62
(0.58)	9.69	15.76	771,174	1.65		1.65		6.02		105
(0.64)	8.90	4.40	577,476	1.65		1.65		7.27		129
(0.68)	9.19	(0.07)	447,674	1.65		1.65		7.13		96

(0.29)	9.71	2.37	680,180	1.66	*	1.65	*	5.85	*	39
(0.60)	9.77	7.14	734,019	1.65		1.65		6.05		105
(0.56)	9.70	6.08	909,031	1.65		1.65		5.74		62
(0.58)	9.69	15.76	1,159,797	1.65		1.65		6.01		105
(0.64)	8.90	4.39	831,310	1.65		1.65		7.26		129
(0.68)	9.19	(0.07)	537,595	1.65		1.65		7.12		96

$(0.22)	$10.32	3.74%	$21,443	0.90	%*	0.90	%*	4.34	%*	67%
(0.44)	10.17	2.17	16,345	0.90		0.90		4.05		168
(0.46)	10.38	3.49	2,599	0.90	*	0.90	*	3.63	*	57

(0.19)	10.32	3.36	6,660	1.65	*	1.65	*	3.59	*	67
(0.36)	10.17	1.40	6,204	1.65		1.65		3.29		168
(0.41)	10.38	2.95	1,385	1.65	*	1.65	*	2.82	*	57

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective December 1, 2002, the administrative expense was reduced to 0.40%.

Semiannual Report	September 30, 2006	117

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Class A
09/30/2006+	$10.48	$0.23	$0.25	$0.48	$(0.23)	$0.00
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)
03/31/2002	10.65	0.62	(0.39)	0.23	(0.62)	(0.30)
Class B
09/30/2006+	10.48	0.19	0.25	0.44	(0.19)	0.00
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)
Class C
09/30/2006+	10.48	0.19	0.25	0.44	(0.19)	0.00
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)

Low Duration Fund
Class A
09/30/2006+	$9.90	$0.19	$0.06	$0.25	$(0.20)	$0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)
03/31/2002	10.03	0.46	0.07	0.53	(0.49)	(0.01)
Class B
09/30/2006+	9.90	0.16	0.05	0.21	(0.16)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)
03/31/2002	10.03	0.39	0.06	0.45	(0.41)	(0.01)
Class C
09/30/2006+	9.90	0.17	0.05	0.22	(0.17)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)
03/31/2002	10.03	0.40	0.08	0.48	(0.44)	(0.01)

Money Market Fund
Class A
09/30/2006+	$1.00	$0.02	$0.00	$0.02	$(0.02)	$0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

118	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.23)	$10.73	4.66%	$156,326	0.88	%*	0.88	%*	4.46	%*	550%
(0.39)	10.48	0.79	140,369	0.89	(f)	0.89	(f)	3.41		788
(0.66)	10.77	0.77	124,471	0.90		0.90		2.76		321
(0.59)	11.35	7.69	138,097	0.91		0.90		3.21		588
(0.91)	11.12	21.25	155,096	0.90		0.90		3.99		427
(0.92)	9.96	2.11	110,780	0.92		0.90		5.93		682

(0.19)	10.73	4.28	42,103	1.63	*	1.63	*	3.70	*	550
(0.30)	10.48	0.04	45,638	1.64	(f)	1.64	(f)	2.61		788
(0.57)	10.77	0.02	60,124	1.65		1.65		2.02		321
(0.51)	11.35	6.89	83,819	1.66		1.65		2.47		588
(0.82)	11.12	20.35	114,830	1.65		1.65		3.18		427
(0.84)	9.96	1.35	67,302	1.67		1.65		5.18		682

(0.19)	10.73	4.28	38,551	1.63	*	1.63	*	3.70	*	550
(0.30)	10.48	0.04	38,108	1.64	(f)	1.64	(f)	2.63		788
(0.57)	10.77	0.02	41,824	1.65		1.65		2.02		321
(0.51)	11.35	6.89	49,262	1.66		1.65		2.47		588
(0.82)	11.12	20.35	65,379	1.65		1.65		3.17		427
(0.84)	9.96	1.33	41,830	1.67		1.65		5.18		682

$(0.20)	$9.95	2.54%	$1,268,766	0.85	%*	0.85	%*	3.92	%*	42%
(0.37)	9.90	1.56	1,493,640	0.88	(e)	0.88	(e)	3.13		68
(0.24)	10.11	0.43	1,904,647	0.90		0.90		1.61		278
(0.25)	10.31	2.26	2,093,152	0.90		0.90		1.53		247
(0.48)	10.33	7.56	1,987,140	0.90		0.90		2.88		218
(0.50)	10.06	5.41	829,238	0.90		0.90		4.47		569

(0.16)	9.95	2.16	254,711	1.60	*	1.60	*	3.17	*	42
(0.29)	9.90	0.80	305,913	1.63	(e)	1.63	(e)	2.35		68
(0.16)	10.11	(0.32)	450,456	1.65		1.65		0.86		278
(0.18)	10.31	1.50	558,429	1.65		1.65		0.78		247
(0.40)	10.33	6.76	542,652	1.65		1.65		2.12		218
(0.42)	10.06	4.63	203,092	1.65		1.65		3.83		569

(0.17)	9.95	2.28	500,982	1.35	*	1.35	*	3.42	*	42
(0.32)	9.90	1.05	607,046	1.38	(e)	1.38	(e)	2.60		68
(0.19)	10.11	(0.07)	935,536	1.40		1.40		1.10		278
(0.20)	10.31	1.75	1,251,266	1.40		1.40		1.03		247
(0.43)	10.33	7.03	1,220,084	1.40		1.40		2.35		218
(0.45)	10.06	4.89	429,436	1.40		1.40		3.94		569

$(0.02)	$1.00	2.30%	$75,501	0.57	%*	0.57	%*	4.58	%*	NA
(0.03)	1.00	3.22	64,212	0.57		0.57		3.10		NA
(0.01)	1.00	1.12	95,033	0.62	(c)(d)	0.62	(c)(d)	1.08		NA
0.00	1.00	0.48	71,204	0.65		0.65		0.47		NA
(0.01)	1.00	1.08	83,840	0.62	(b)	0.62	(b)	1.03		NA
(0.03)	1.00	2.65	46,077	0.60		0.60		2.59		NA

(c) Effective October 1, 2004, the advisory fee was reduced to 0.12%.

(d) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

(f) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

Semiannual Report	September 30, 2006	119

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Money Market Fund (Cont.)
Class B
09/30/2006+	$1.00	$0.02	$0.00	$0.02	$(0.02)	$0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2002	1.00	0.02	0.00	0.02	(0.02)	0.00
Class C
09/30/2006+	1.00	0.02	0.00	0.02	(0.02)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00

Short-Term Fund
Class A
09/30/2006+	$9.98	$0.21	$0.01	$0.22	$(0.21)	$0.00
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)
03/31/2002	10.03	0.31	0.06	0.37	(0.38)	(0.02)
Class B
09/30/2006+	9.98	0.17	0.01	0.18	(0.17)	0.00
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)
03/31/2002	10.03	0.28	0.01	0.29	(0.30)	(0.02)
Class C
09/30/2006+	9.98	0.20	0.01	0.21	(0.20)	0.00
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)
03/31/2002	10.03	0.27	0.07	0.34	(0.35)	(0.02)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) If the administrator did not waive the administrative fees, the ratio of expense to average net assets would have been 1.51%.

(d) If the administrator did not waive the administrative fees, and a portion of servicing and distribution fees, the ratio of expense to average net assets would have been 1.55%.

120	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.02)	$1.00	2.11%	$54,193	0.95	%*	0.95	%*	4.23	%*	NA
(0.03)	1.00	2.83	40,366	0.95	(h)	0.95	(h)	2.75		NA
(0.01)	1.00	0.71	57,408	1.03	(e)(f)	1.03	(e)(f)	0.64		NA
0.00	1.00	0.05	57,215	1.08	(d)	1.08	(d)	0.05		NA
0.00	1.00	0.25	82,262	1.43	(b)(c)	1.43	(b)(c)	0.19		NA
(0.02)	1.00	1.73	39,283	1.50		1.50		1.63		NA

(0.02)	1.00	2.30	65,965	0.57	*	0.57	*	4.60	*	NA
(0.03)	1.00	3.22	57,589	0.57		0.57		3.10		NA
(0.01)	1.00	1.12	92,016	0.62	(f)(g)	0.62	(f)(g)	1.01		NA
0.00	1.00	0.48	85,956	0.65		0.65		0.47		NA
(0.01)	1.00	1.08	128,687	0.62	(b)	0.62	(b)	1.04		NA
(0.03)	1.00	2.65	80,530	0.60		0.60		2.71		NA

$(0.21)	$9.99	2.23%	$301,565	0.75	%*(i)	0.75	%*(i)	4.25	%*	62%
(0.32)	9.98	2.91	315,399	0.75	(i)	0.75	(i)	3.07		230
(0.17)	10.01	1.10	521,189	0.85	(i)	0.85	(i)	1.32		356
(0.14)	10.07	1.64	801,886	0.90		0.90		1.08		268
(0.27)	10.04	3.18	923,383	0.86	(b)	0.86	(b)	2.42		77
(0.40)	10.00	3.68	756,465	0.92		0.85		3.07		131

(0.17)	9.99	1.85	16,422	1.50	*(i)	1.50	*(i)	3.49	*	62
(0.24)	9.98	2.13	19,070	1.50	(i)	1.50	(i)	2.30		230
(0.09)	10.01	0.35	32,842	1.60	(i)	1.60	(i)	0.60		356
(0.06)	10.07	0.89	32,626	1.65		1.65		0.31		268
(0.20)	10.04	2.42	28,014	1.61	(b)	1.61	(b)	1.62		77
(0.32)	10.00	2.93	11,277	1.74		1.60		2.82		131

(0.20)	9.99	2.08	147,326	1.05	*(i)	1.05	*(i)	3.94	*	62
(0.29)	9.98	2.60	173,897	1.05	(i)	1.05	(i)	2.77		230
(0.14)	10.01	0.80	265,718	1.15	(i)	1.15	(i)	1.02		356
(0.11)	10.07	1.34	393,059	1.20		1.20		0.77		268
(0.24)	10.04	2.87	408,817	1.16	(b)	1.16	(b)	2.08		77
(0.37)	10.00	3.37	254,809	1.22		1.15		2.71		131

(e) If the administrator did not waive the administrative fees, the ratio of expense to average net assets would have been 1.52%.

(f) Effective October 1, 2004, the advisory fee was reduced to 0.12%.

(g) Effective October 1, 2004, the administrative fee was reduced by 0.05%. to 0.35%.

(h) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.98%.

(i) PIMCO and distributor have contractually agreed to waive 0.05% of the fund’s administrative fee and distribution and/or service/12b-1 fees.

Semiannual Report	September 30, 2006	121

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Mortgage Fund
Class A
09/30/2006+	$10.47	$0.23	$0.14	$0.37	$(0.23)	$0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.41	0.35	0.76	(0.43)	(0.40)
Class B
09/30/2006+	10.47	0.19	0.14	0.33	(0.19)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.43	0.74	(0.41)	(0.40)
Class C
09/30/2006+	10.47	0.19	0.14	0.33	(0.19)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.37	0.68	(0.35)	(0.40)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

122	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.23)	$10.61	3.61%	$36,881	0.90	%*	0.90	%*	4.37	%*	371%
(0.39)	10.47	2.24	35,258	0.90		0.90		3.51		711
(0.50)	10.62	2.68	30,797	0.90		0.90		2.16		824
(0.39)	10.83	4.48	31,673	0.95		0.90		1.36		993
(0.53)	10.75	9.04	33,435	0.90		0.90		1.91		844
(0.83)	10.35	7.43	7,010	0.90		0.90		3.88		1193

(0.19)	10.61	3.22	14,246	1.65	*	1.65	*	3.62	*	371
(0.31)	10.47	1.48	14,970	1.65		1.65		2.74		711
(0.42)	10.62	1.91	17,104	1.65		1.65		1.40		824
(0.31)	10.83	3.69	18,755	1.70		1.65		0.63		993
(0.45)	10.75	8.27	18,464	1.65		1.65		1.23		844
(0.81)	10.35	6.61	5,787	1.65		1.65		2.92		1193

(0.19)	10.61	3.22	25,608	1.65	*	1.65	*	3.61	*	371
(0.31)	10.47	1.48	22,129	1.65		1.65		2.75		711
(0.42)	10.62	1.91	23,596	1.65		1.65		1.41		824
(0.31)	10.83	3.70	26,661	1.70		1.65		0.57		993
(0.45)	10.75	8.23	36,233	1.65		1.65		1.19		844
(0.75)	10.35	6.62	9,585	1.65		1.65		2.91		1193

Semiannual Report	September 30, 2006	123

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)
Assets:
Investments, at value	$3,568,001	$1,914,340	$2,553,244	$3,012,010	$2,583,369	$2,986,622
Cash	22,997	2,522	27	3,867	4,873	0
Foreign currency, at value	35,379	20,698	1,698	29,989	26,645	30,557
Receivable for investments sold	20	44,137	118,813	291,214	100,861	124,453
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	96,980	259,191
Receivable for Fund shares sold	3,901	1,664	28,514	20,088	5,329	4,228
Interest and dividends receivable	18,044	25,911	31,697	17,465	23,021	29,494
Variation margin receivable	0	0	0	0	3	1,277
Swap premiums paid	0	5,028	0	17,826	35,638	28,232
Unrealized appreciation on forward foreign currency contracts	34,528	1,770	1,096	2,733	1,136	7,906
Unrealized appreciation on swap agreements	2,764	5,006	19,122	20,074	17,769	20,418
Other assets	0	0	0	0	0	0
	3,685,634	2,021,076	2,754,211	3,415,266	2,895,624	3,492,378
Liabilities:
Payable for the reverse repurchase agreement	$0	$0	$0	$0	$0	$0
Payable for investments purchased	139,866	178,779	145,131	462,584	142,587	217,604
Payable for investments purchased on a delayed-delivery basis	18,800	55,961	113,883	20,311	425,380	486,480
Payable for short sales	0	0	0	0	111,410	267,426
Payable for Fund shares redeemed	3,715	2,884	3,116	6,170	3,672	6,070
Dividends payable	882	1,278	1,503	777	942	727
Overdraft due to custodian	0	0	0	0	0	1,222
Written options outstanding	0	2,826	1,222	3,138	10,867	19,158
Accrued investment advisory fee	1,232	662	936	705	411	510
Accrued administration fee	1,152	474	930	655	495	615
Accrued distribution fee	20	88	152	28	123	84
Accrued servicing fee	95	55	164	112	105	132
Variation margin payable	0	443	782	333	1,209	2,508
Recoupment payable to Manager	4	0	0	0	0	0
Swap premium received	0	790	231	6,031	27,379	30,857
Unrealized depreciation on forward foreign currency contracts	52,308	2,245	2,338	1,569	8,437	1,600
Unrealized depreciation on swap agreements	59	3,541	1,280	9,284	17,716	24,866
Other liabilities	39	5	13	29	25	3
	218,172	250,031	271,681	511,726	750,758	1,059,862

Net Assets	$3,467,462	$1,771,045	$2,482,530	$2,903,540	$2,144,866	$2,432,516
Net Assets Consist of:
Paid in capital	$3,431,236	$1,734,184	$2,277,085	$2,865,008	$2,177,798	$2,416,687
Undistributed (overdistributed) net investment income	2,860	(2,686)	36,863	(11,396)	(23,801)	(64,881)
Accumulated undistributed net realized gain (loss)	46,683	17,547	54,438	28,177	3,545	6,848
Net unrealized appreciation (depreciation)	(13,317)	22,000	114,144	21,751	(12,676)	73,862
	$3,467,462	$1,771,045	$2,482,530	$2,903,540	$2,144,866	$2,432,516
Net Assets:
Class A	$104,107	$94,748	$318,132	$290,193	$262,750	$270,827
Class B	0	32,991	74,545	0	0	34,370
Class C	32,310	105,675	152,362	106,061	94,486	78,634
Other Classes	3,331,045	1,537,631	1,937,491	2,507,286	1,787,630	2,048,685
Shares Issued and Outstanding:
Class A	9,930	8,543	28,172	27,768	25,885	25,966
Class B	0	2,975	6,601	0	0	3,295
Class C	3,082	9,529	13,492	10,149	9,308	7,539
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.48	$11.09	$11.29	$10.45	$10.15	$10.43
Class B	NA	11.09	11.29	NA	NA	10.43
Class C	10.48	11.09	11.29	10.45	10.15	10.43

Cost of Investments Owned	$3,566,343	$1,897,009	$2,462,063	$3,002,555	$2,592,076	$2,915,748
Cost of Foreign Currency Held	$35,750	$20,697	$1,697	$29,987	$26,735	$30,725
Proceeds Received on Short Sales	$0	$0	$0	$0	$108,956	$260,544
Premiums Received on Written Options	$0	$1,267	$722	$1,294	$8,426	$14,992

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund

$238,709	$420,077	$6,977,472	$67,176	$2,339,403	$11,290,576	$417,582	$3,299,837	$720,761
44	619	15,007	98	21,621	15,472	343	164	3,492
3,555	0	49,977	350	0	11,856	0	25,714	0
20,624	256,784	27,848	622	3,821	5,169	0	50,019	229,084
22,859	3,383	12,304	0	223,926	0	0	98,975	18,369
154	608	14,202	181	25,311	22,751	2,464	2,133	1,327
2,463	1,427	133,966	803	17,226	34,838	278	12,759	1,462
435	0	3,846	0	8,281	3,202	0	9,064	0
3,513	634	56	481	6,311	1,798	0	2,010	3,304
502	0	1,402	10	0	7,977	0	986	0
1,815	344	3,257	248	3,885	2,741	0	953	1,260
0	0	0	0	0	0	0	1	0
294,673	683,876	7,239,337	69,969	2,649,785	11,396,380	420,667	3,502,615	979,059

$0	$16,101	$14,094	$0	$0	$0	$0	$0	$0
19,113	249,178	67,661	5,911	105,607	166,384	0	737	418,140
37,965	79,597	55,966	0	867,904	126,424	0	23,758	58,339
27,185	70,802	0	621	222,574	0	0	81,239	73,395
169	433	19,850	138	1,161	41,889	2,406	14,093	764
85	143	8,342	52	267	4,352	127	1,612	146
0	0	0	0	0	0	0	0	0
1,567	17	1,584	20	4,658	44,149	0	11,122	62
43	56	1,489	13	275	2,362	43	768	89
57	74	1,793	17	335	2,028	92	658	111
15	43	869	5	99	438	20	246	26
9	29	506	6	49	542	17	100	38
565	2	4,884	15	8,778	5,663	0	9,568	27
0	0	0	0	0	0	0	0	0
2,620	281	733	320	6,491	98	0	5,853	641
141	0	3,633	32	0	11,296	0	3,904	0
3,082	535	910	269	2,958	3,987	0	2,511	1,741
1	0	0	0	0	6	0	0	0
92,617	417,291	182,314	7,419	1,221,156	409,618	2,705	156,169	553,519

$202,056	$266,585	$7,057,023	$62,550	$1,428,629	$10,986,762	$417,962	$3,346,446	$425,540

$203,984	$268,235	$7,189,651	$62,964	$1,505,649	$11,342,554	$417,939	$3,365,373	$432,587
(3,294)	676	(11,951)	(33)	1,670	(11,902)	81	7,503	77
2,231	(3,150)	(203,702)	(450)	(85,072)	(199,772)	(58)	(21,766)	(6,527)
(865)	824	83,025	69	6,382	(144,118)	0	(4,664)	(597)
$202,056	$266,585	$7,057,023	$62,550	$1,428,629	$10,986,762	$417,962	$3,346,446	$425,540

$20,461	$59,315	$825,523	$21,443	$156,326	$1,268,766	$75,501	$301,565	$36,881
7,366	33,816	444,476	0	42,103	254,711	54,193	16,422	14,246
16,432	32,907	680,180	6,660	38,551	500,982	65,965	147,326	25,608
157,797	140,547	5,106,844	34,447	1,191,649	8,962,303	222,303	2,881,133	348,805

2,093	5,390	85,049	2,077	14,570	127,541	75,502	30,192	3,475
753	3,073	45,792	0	3,924	25,604	54,192	1,644	1,342
1,681	2,991	70,075	645	3,593	50,360	65,964	14,750	2,413

$9.78	$11.00	$9.71	$10.32	$10.73	$9.95	$1.00	$9.99	$10.61
9.78	11.00	9.71	NA	10.73	9.95	1.00	9.99	10.61
9.78	11.00	9.71	10.32	10.73	9.95	1.00	9.99	10.61

$238,685	$419,115	$6,905,191	$67,360	$2,332,155	$11,353,840	$417,582	$3,297,551	$721,181
$3,574	$0	$49,927	$350	$0	$11,874	$0	$25,891	$0
$26,471	$70,733	$0	$622	$222,076	$0	$0	$79,766	$73,229
$1,164	$52	$962	$21	$3,876	$30,795	$0	$6,873	$599

Semiannual Report	September 30, 2006	125

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$65,977	$52,236	$81,059	$55,177	$33,948	$48,702
Dividends, net of foreign taxes*	0	53	22	180	0	226
Miscellaneous income	36	152	0	194	0	0
Total Income	66,013	52,441	81,081	55,551	33,948	48,928

Expenses:
Investment advisory fees	5,561	3,817	5,854	3,066	1,954	2,978
Administration fees	5,236	2,728	5,803	2,912	2,412	3,629
Distribution fees - Class B	0	111	287	0	0	138
Distribution fees - Class C	87	369	600	137	337	312
Servicing fees - Class A	99	107	418	339	306	354
Servicing fees - Class B	0	37	96	0	0	46
Servicing fees - Class C	29	123	200	114	112	104
Distribution and/or servicing fees - Other Classes	361	44	320	146	224	384
Trustees’ fees	2	2	3	2	2	2
Interest expense	0	0	0	0	49	28
Recoupment payable to Manager	0	0	0	0	0	0
Miscellaneous expense	5	2	2	2	1	2
Total Expenses	11,380	7,340	13,583	6,718	5,397	7,977
Reimbursement by Manager	0	0	0	0	0	0
Net Expenses	11,380	7,340	13,583	6,718	5,397	7,977

Net Investment Income	54,633	45,101	67,498	48,833	28,551	40,951

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	107	4,123	41,075	6,224	(12,804)	(11,289)
Net realized gain (loss) on futures contracts, options and swaps	205	(1,359)	4,935	17,785	(2,031)	18,183
Net realized gain (loss) on foreign currency transactions	24,546	(3,283)	(1,473)	1,378	22,929	(10,220)
Net change in unrealized appreciation (depreciation) on investments	2,981	6,377	(33,124)	(470)	25,210	43,866
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	2,601	7,443	10,646	(1,098)	(3,862)	(21,964)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(34,474)	(106)	(1,337)	876	(60)	6,418
Net Gain (Loss)	(4,034)	13,195	20,722	24,695	29,382	24,994

Net Increase in Net Assets Resulting from Operations	$50,599	$58,296	$88,220	$73,528	$57,933	$65,945

* Includes foreign tax withholding of $39, $4, $0, $29, $25, $3, $1, $0, $0, $0, $0, $63, $0, $0, and $3, respectively.

126	PIMCO Funds	See Accompanying Notes

Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund

$4,332	$7,043	$261,000	$1,493	$49,166	$269,962	$10,315	$95,555	$11,488
61	0	1,101	6	0	3,985	0	0	0
2	59	1,547	0	3	54	0	20	2
4,395	7,102	263,648	1,499	49,169	274,001	10,315	95,575	11,490

260	318	8,725	71	2,081	14,306	238	4,770	544
346	421	10,578	90	2,478	12,363	542	4,090	671
28	130	1,744	0	157	1,049	186	67	54
65	126	2,595	23	139	1,368	0	238	83
25	73	1,091	22	177	1,717	39	319	44
9	43	582	0	52	350	62	18	18
22	42	865	8	46	684	33	159	28
0	14	1,524	3	116	1,075	18	1,419	135
0	0	8	0	2	13	0	4	1
2	441	177	1	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	1	6	0	2	10	0	3	0
757	1,609	27,895	218	5,250	32,935	1,118	11,087	1,578
0	0	0	0	0	0	(129)	0	0
757	1,609	27,895	218	5,250	32,935	989	11,087	1,578

3,638	5,493	235,753	1,281	43,919	241,066	9,326	84,488	9,912

(2,275)	(2,817)	23,776	(134)	(21,640)	(8,628)	(33)	1,291	(3,321)
2,566	156	(13,007)	(179)	(35,210)	(12,837)	0	(14,934)	1,375
(99)	0	(5,220)	9	0	3,928	0	10,246	0

3,646	5,201	(75,454)	792	50,742	66,358	0	6,898	7,920
(2,119)	(40)	23,346	546	34,402	2,052	0	4,116	(904)
275	0	(2,026)	(73)	0	5,842	0	(6,359)	0
1,994	2,500	(48,585)	961	28,294	56,715	(33)	1,258	5,070

$5,632	$7,993	$187,168	$2,242	$72,213	$297,781	$9,293	$85,746	$14,982

Semiannual Report	September 30, 2006	127

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Period from May 31, 2005 to March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$54,633	$23,804	$45,101	$69,595	$67,498	$140,644
Net realized gain (loss)	24,858	28,010	(519)	35,590	44,537	134,063
Net change in unrealized appreciation (depreciation)	(28,892)	15,574	13,714	(10,418)	(23,815)	77,982
Net increase (decrease) resulting from operations	50,599	67,388	58,296	94,767	88,220	352,689

Distributions to Shareholders:
From net investment income
Class A	(1,615)	(381)	(2,244)	(2,964)	(8,807)	(16,042)
Class B	0	0	(670)	(924)	(1,732)	(3,419)
Class C	(386)	(38)	(2,213)	(3,020)	(3,616)	(7,101)
Other Classes	(52,944)	(23,545)	(41,757)	(64,550)	(56,878)	(119,807)
From net realized capital gains
Class A	0	(55)	0	(602)	0	(9,987)
Class B	0	0	0	(226)	0	(2,409)
Class C	0	(5)	0	(769)	0	(5,139)
Other Classes	0	(2,792)	0	(11,603)	0	(72,465)
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(54,945)	(26,816)	(46,884)	(84,658)	(71,033)	(236,369)

Fund Share Transactions:
Receipts for shares sold
Class A	71,101	49,927	27,277	45,722	74,939	168,513
Class B	0	0	9,053	15,272	4,342	22,500
Class C	24,923	8,624	21,858	57,769	12,471	60,849
Other Classes	1,692,828	1,839,938	297,633	700,924	359,862	1,391,377
Issued as reinvestment of distributions
Class A	1,098	354	1,409	2,321	5,915	19,289
Class B	0	0	338	516	1,287	4,376
Class C	273	22	1,649	2,813	2,645	8,938
Other Classes	49,883	25,229	35,940	63,560	52,250	182,533
Cost of shares redeemed
Class A	(15,388)	(3,135)	(14,944)	(16,218)	(112,095)	(119,890)
Class B	0	0	(3,723)	(5,015)	(14,146)	(18,959)
Class C	(1,307)	(57)	(10,273)	(12,186)	(40,626)	(42,107)
Other Classes	(277,417)	(35,747)	(261,338)	(244,464)	(930,706)	(860,900)
Net increase (decrease) resulting from Fund share transactions	1,545,994	1,885,155	104,879	611,014	(583,862)	816,519

Fund Redemption Fee	32	55	15	28	45	93

Total Increase (Decrease) in Net Assets	1,541,680	1,925,782	116,306	621,151	(566,630)	932,932

Net Assets:
Beginning of period	1,925,782	0	1,654,739	1,033,588	3,049,160	2,116,228
End of period*	$3,467,462	$1,925,782	$1,771,045	$1,654,739	$2,482,530	$3,049,160

*Including undistributed (overdistributed) net investment income of:	$2,860	$3,172	$(2,686)	$(903)	$36,863	$40,398

128	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$48,833	$53,111	$28,551	$43,961	$40,951	$74,322	$3,638	$6,470	$5,493	$13,171
25,387	17,670	8,094	(113,770)	(3,326)	151,111	192	12,475	(2,661)	(76)
(692)	24,755	21,288	(18,036)	28,320	(148,728)	1,802	(13,041)	5,161	(259)
73,528	95,536	57,933	(87,845)	65,945	76,705	5,632	5,904	7,993	12,836

(7,490)	(8,446)	(3,665)	(880)	(3,911)	(8,204)	(298)	(638)	(1,267)	(2,573)
0	0	0	0	(369)	(874)	(82)	(186)	(620)	(1,213)
(2,399)	(1,868)	(1,005)	0	(833)	(1,806)	(190)	(374)	(598)	(1,267)
(50,139)	(52,245)	(20,971)	(8,864)	(31,133)	(56,318)	(2,722)	(4,683)	(2,979)	(9,145)

0	(706)	0	(1)	0	(9,846)	0	(870)	0	(1)
0	0	0	0	0	(1,386)	0	(318)	0	(1)
0	(175)	0	0	0	(2,976)	0	(710)	0	(1)
0	(3,899)	0	(4)	0	(61,792)	0	(5,682)	0	(2)

0	0	0	(4,409)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	(1,628)	0	0	0	0	0	0
0	0	0	(23,875)	0	0	0	0	0	0

(60,028)	(67,339)	(25,641)	(39,661)	(36,246)	(143,202)	(3,292)	(13,461)	(5,464)	(14,203)

107,885	184,775	76,791	154,876	28,941	122,223	3,269	10,337	12,535	13,297
0	0	0	0	1,025	7,289	863	1,504	1,568	2,037
47,068	48,589	23,861	43,733	4,389	25,961	1,244	5,678	2,069	3,638
1,548,525	947,586	940,942	871,967	408,054	1,184,285	16,003	63,266	25,716	43,132

5,247	6,561	2,627	3,801	3,143	14,913	210	1,095	1,002	2,101
0	0	0	0	274	1,713	61	391	418	823
1,887	1,583	678	1,129	655	3,907	136	801	435	930
48,798	55,114	18,315	29,583	28,504	107,987	2,251	9,353	2,734	8,650

(66,422)	(132,421)	(35,597)	(110,834)	(66,811)	(109,064)	(4,445)	(13,139)	(18,883)	(22,196)
0	0	0	0	(8,003)	(15,950)	(1,864)	(3,696)	(5,146)	(11,374)
(12,274)	(11,445)	(13,551)	36,705	(17,625)	(30,035)	(3,970)	(4,534)	(6,453)	(16,793)
(231,455)	(662,880)	(377,895)	(697,965)	(403,891)	(731,839)	(32,305)	(23,602)	(28,919)	(343,352)
1,449,259	437,462	636,171	259,585	(21,345)	581,390	(18,547)	47,454	(12,924)	(319,107)

13	10	71	35	54	100	6	15	0	0

1,462,772	465,669	668,534	132,114	8,408	514,993	(16,201)	39,912	(10,395)	(320,474)

1,440,768	975,099	1,476,332	1,344,218	2,424,108	1,909,115	218,257	178,345	276,980	597,454
$2,903,540	$1,440,768	$2,144,866	$1,476,332	$2,432,516	$2,424,108	$202,056	$218,257	$266,585	$276,980

$(11,396)	$(201)	$(23,801)	$(26,711)	$(64,881)	$(69,586)	$(3,294)	$(3,640)	$676	$6,647

Semiannual Report	September 30, 2006	129

Statement of Changes in Net Assets  (Cont.)

	High Yield Fund		Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$235,753	$483,673	$1,281	$1,858	$43,919	$66,420
Net realized gain (loss)	5,549	129,948	(304)	(168)	(56,850)	(23,000)
Net change in unrealized appreciation (depreciation)	(54,134)	(79,117)	1,265	(906)	85,144	(77,858)
Net increase (decrease) resulting from operations	187,168	534,504	2,242	784	72,213	(34,438)

Distributions to Shareholders:
From net investment income
Class A	(29,315)	(67,542)	(397)	(351)	(3,148)	(4,742)
Class B	(13,866)	(35,268)	0	0	(772)	(1,454)
Class C	(20,606)	(49,960)	(114)	(136)	(686)	(1,110)
Other Classes	(173,866)	(338,404)	(794)	(1,426)	(39,014)	(59,424)
From net realized capital gains
Class A	0	(279)	0	(9)	0	(140)
Class B	0	(156)	0	0	0	(51)
Class C	0	(222)	0	(4)	0	(40)
Other Classes	0	(1,348)	0	(24)	0	(1,969)
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(237,653)	(493,179)	(1,305)	(1,950)	(43,620)	(68,930)

Fund Share Transactions:
Receipts for shares sold
Class A	114,352	341,002	7,387	15,367	33,015	66,364
Class B	14,470	31,184	0	0	2,888	4,419
Class C	32,497	95,507	1,730	5,693	5,659	13,424
Other Classes	834,656	2,358,775	2,544	13,039	192,974	1,732,832
Issued as reinvestment of distributions
Class A	19,890	47,136	267	269	2,619	4,075
Class B	7,092	18,040	0	0	545	1,063
Class C	12,433	29,640	70	95	458	805
Other Classes	147,670	290,309	672	1,219	38,541	60,646
Cost of shares redeemed
Class A	(284,300)	(406,886)	(2,899)	(1,521)	(23,204)	(50,066)
Class B	(78,055)	(194,748)	0	0	(7,859)	(18,995)
Class C	(93,464)	(305,778)	(1,439)	(812)	(6,548)	(16,892)
Other Classes	(936,301)	(1,615,908)	(2,553)	(11,755)	(995,402)	(479,166)
Net increase (decrease) resulting from Fund share transactions	(209,060)	688,273	5,779	21,594	(756,314)	1,318,509

Fund Redemption Fee	152	243	0	2	24	70

Total Increase (Decrease) in Net Assets	(259,393)	729,841	6,716	20,430	(727,697)	1,215,211

Net Assets:
Beginning of period	7,316,416	6,586,575	55,834	35,404	2,156,326	941,115
End of period*	$7,057,023	$7,316,416	$62,550	$55,834	$1,428,629	$2,156,326

*Including undistributed (overdistributed) net investment income of:	$(11,951)	$(10,051)	$(33)	$(9)	$1,670	$1,371

130	PIMCO Funds	See Accompanying Notes

Low Duration Fund		Money Market Fund		Short-Term Fund		Total Return Mortgage Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$241,066	$450,383	$9,326	$11,103	$84,488	$135,495	$9,912	$21,367
(17,537)	(103,902)	(33)	(18)	(3,397)	(9,191)	(1,946)	(1,189)
74,252	(98,793)	0	0	4,655	(1,944)	7,016	(5,489)
297,781	247,688	9,293	11,085	85,746	124,360	14,982	14,689

(27,713)	(55,832)	(1,767)	(2,670)	(6,773)	(13,407)	(785)	(1,183)
(4,590)	(9,466)	(1,050)	(1,381)	(313)	(617)	(267)	(488)
(9,683)	(21,292)	(1,530)	(2,259)	(3,120)	(6,139)	(409)	(691)
(204,174)	(380,674)	(4,946)	(4,776)	(73,582)	(116,990)	(8,628)	(19,821)

0	(5,920)	0	0	0	0	0	0
0	(1,283)	0	0	0	0	0	0
0	(2,604)	0	0	0	0	0	0
0	(36,201)	0	0	0	0	0	0

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

(246,160)	(513,272)	(9,293)	(11,086)	(83,788)	(137,153)	(10,089)	(22,183)

168,687	482,195	93,280	123,492	71,425	96,665	6,693	15,355
4,801	11,658	34,031	41,771	2,695	2,587	640	2,767
25,751	76,673	47,711	95,573	8,387	19,481	6,032	6,048
1,271,147	4,259,301	160,016	160,528	1,184,587	3,443,082	36,518	85,187

23,328	51,215	1,622	2,442	4,726	9,443	573	890
3,048	7,207	872	1,126	201	394	176	311
6,190	15,137	1,370	2,012	2,002	3,823	286	489
185,556	377,074	4,909	4,485	66,209	105,793	8,383	19,520

(422,619)	(911,051)	(83,614)	(156,755)	(90,143)	(310,738)	(6,156)	(11,260)
(60,247)	(156,341)	(21,076)	(59,940)	(5,558)	(16,683)	(1,734)	(4,968)
(140,305)	(406,010)	(40,705)	(132,013)	(37,047)	(114,533)	(3,166)	(7,649)
(2,177,146)	(5,197,641)	(87,243)	(235,024)	(1,626,757)	(3,697,483)	(171,646)	(191,359)
(1,111,809)	(1,390,583)	111,173	(152,303)	(419,273)	(458,169)	(123,401)	(84,669)

44	78	0	0	96	47	0	2

(1,060,144)	(1,656,089)	111,173	(152,304)	(417,219)	(470,915)	(118,508)	(92,161)

12,046,906	13,702,995	306,789	459,093	3,763,665	4,234,580	544,048	636,209
$10,986,762	$12,046,906	$417,962	$306,789	$3,346,446	$3,763,665	$425,540	$544,048

$(11,902)	$(6,808)	$81	$48	$7,503	$6,803	$77	$254

Semiannual Report	September 30, 2006	131

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 15 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

132	PIMCO Funds

(Unaudited) September 30, 2006

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
ARS	Argentine Peso	ILS	Israeli Shekel
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CHF	Swiss Franc	KZT	Kazakhstan Tenge
CLP	Chilean Peso	MXN	Mexican Peso
CNY	Chineses Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EGP	Egyptian Pound	SGD	Singapore Dollar
EUR	Euro	SKK	Slovak Koruna
GBP	Great Britain Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose

Semiannual Report	September 30, 2006	133

Notes to Financial Statements  (Cont.)

principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap

134	PIMCO Funds

(Unaudited) September 30, 2006

and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.

When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Semiannual Report	September 30, 2006	135

Notes to Financial Statements  (Cont.)

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%		0.55%	NA
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%	NA
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%	NA
Floating Income Fund	0.30%	0.25%	0.25%	0.40%		0.40%	NA
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%		0.45%	NA
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%	0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%		NA	NA
GNMA Fund	0.25%	0.25%	NA	0.40%		0.40%	NA
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%	NA
Long-Term U.S. Government Fund	0.225%	0.25%	0.25%	0.40%		NA	NA
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%	0.35%
Money Market Fund	0.12%	0.20%	0.20%	0.35%	(2)	NA	NA
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(1)	0.25%	0.35%	(1)
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40	NA

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C and R shares of the Fund.

(2) PIMCO and the Distributor have contractually agreed (ending March 31, 2007), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) fees for the Class B shares to 0.86% of average daily net assets.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes.

The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

136	PIMCO Funds

(Unaudited) September 30, 2006

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $2,305,042 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund share redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class	Class A	Class C	Class D
Developing Local Markets Fund	0.85%	1.25%	2.00%	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006	03/31/2007
Developing Local Markets Fund	$0	$0	$20	$0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$0	$9,973

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

Semiannual Report	September 30, 2006	137

Notes to Financial Statements  (Cont.)

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$(5,698)	$0	$1,454,529	$96,631
Diversified Income Fund	445,719	260,222	1,040,257	906,262
Emerging Markets Bond Fund	250,528	193,972	2,313,752	3,154,569
Floating Income Fund	1,202,244	927,948	834,921	301,660
Foreign Bond Fund (Unhedged)	1,741,620	1,808,187	1,781,042	1,187,023
Foreign Bond Fund (U.S. Dollar-Hedged)	4,321,891	4,255,421	1,798,748	1,517,512
Global Bond Fund (U.S. Dollar-Hedged)	340,210	323,831	133,915	116,353
GNMA Fund	2,262,089	2,236,571	0	147
High Yield Fund	0	0	2,698,502	2,966,218
Investment Grade Corporate Bond Fund	27,859	27,246	15,833	8,695
Long-Term U.S. Government Fund	11,471,581	11,738,619	206,598	122,404
Low Duration Fund	2,496,516	2,440,893	1,096,144	466,141
Short-Term Fund	903,888	1,275,771	407,067	361,359
Total Return Mortgage Fund	2,265,931	2,292,558	29,518	6,989

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	1,720	$178,700	$845	0	$0	2,120	$146,300	$718
Sales	6,056	0	1,495	4,314	1,063	5,904	0	1,545
Closing Buys	(2,720)	(59,100)	(878)	(1,994)	(319)	(3,120)	(140,800)	(827)
Expirations	(900)	(114,000)	(195)	0	0	(1,060)	0	(142)
Exercised	0	0	0	(260)	(22)	0	0	0
Balance at 09/30/2006	4,156	$5,600	$1,267	2,060	$722	3,844	$5,500	$1,294

	Foreign Bond Fund (Unhedged)							Foreign Bond Fund (U.S. Dollar Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	2,736	$398,900	GBP	0	JPY	0	$4,036	6,624	$856,200	GBP	0	JPY	0	$9,246
Sales	2,158	7,075,300		73,100		6,400	8,159	5,201	10,676,600		51,200		9,600	13,125
Closing Buys	0	(3,352,900)		(34,900)		(3,200)	(1,645)	(4,922)	(10,005,300)		0		(9,600)	(5,558)
Expirations	(3,624)	(3,332,300)		0		(3,200)	(2,124)	(3,836)	(158,700)		0		0	(1,821)
Exercised	0	0		0		0	0	0	0		0		0	0
Balance at 09/30/2006	1,270	$789,000	GBP	38,200	JPY	0	$8,426	3,067	$1,368,800	GBP	51,200	JPY	0	$14,992

	Global Bond Fund (U.S. Dollar Hedged)							GNMA Fund			High Yield Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	395	$62,600	GBP	0	JPY	0	$649	0	$19,400	$143	17,458	$138,000	$5,548
Sales	321	92,500		4,000		1,000,000	1,055	180	0	24	32,514	0	6,333
Closing Buys	0	(20,800)		0		0	(180)	(180)	(13,000)	(115)	(40,739)	(113,600)	(10,741)
Expirations	(461)	(22,000)		0		(1,000,000)	(323)	0	0	0	0	(24,400)	(178)
Exercised	(66)	0		0		0	(37)	0	0	0	0	0	0
Balance at 09/30/2006	189	$112,300	GBP	4,000	JPY	0	$1,164	0	$6,400	$52	9,233	$0	$962

138	PIMCO Funds

(Unaudited) September 30, 2006

	Investment Grade Corporate Bond Fund			Long-Term U.S. Government Fund			Low Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	120	$300	$28	2,179	$56,400	$2,221	18,432	$2,090,200	GBP	70,500	EUR	0	$30,721
Sales	216	200	41	5,284	77,600	3,240	2,642	1,645,700		21,300		37,000	15,269
Closing Buys	0	(300)	(2)	(2,032)	0	(625)	0	(1,218,100)		0		0	(8,725)
Expirations	(240)	0	(46)	0	0	0	(6,265)	(464,800)		(14,800)		0	(4,884)
Exercised	0	0	0	(1,900)	0	(960)	(1,674)	0		0		0	(1,586)
Balance at 09/30/2006	96	$200	$21	3,531	$134,000	$3,876	13,135	$2,053,000	GBP	77,000	EUR	37,000	$30,795

	Short-Term Fund					Total Return Mortgage Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	6,675	$423,300	GBP	0	$8,043	0	$75,600	$760
Sales	5,882	830,200		23,400	7,586	280	0	38
Closing Buys	(5,619)	(204,500)		0	(5,515)	(280)	0	(38)
Expirations	(6,206)	(473,800)		0	(3,241)	0	(11,400)	(161)
Exercised	0	0		0	0	0	0	0
Balance at 09/30/2006	732	$575,200	GBP	23,400	$6,873	0	$64,200	$599

8.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Developing Local Markets Fund	$3,534	$(1,876)	$1,658
Diversified Income Fund	30,201	(12,870)	17,331
Emerging Markets Bond Fund	94,531	(3,350)	91,181
Floating Income Fund	14,325	(4,870)	9,455
Foreign Bond Fund (Unhedged)	13,911	(22,618)	(8,707)
Foreign Bond Fund (U.S. Dollar-Hedged)	113,500	(42,626)	70,874
Global Bond Fund (U.S. Dollar-Hedged)	4,379	(4,355)	24
GNMA Fund	2,109	(1,147)	962
High Yield Fund	157,727	(85,446)	72,281
Investment Grade Corporate Bond Fund	545	(729)	(184)
Long-Term U.S. Government Fund	16,520	(9,272)	7,248
Low Duration Fund	21,228	(84,492)	(63,264)
Short-Term Fund	8,315	(6,029)	2,286
Total Return Mortgage Fund	2,355	(2,775)	(420)

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2006	139

Notes to Financial Statements  (Cont.)

9. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Six Months Ended 09/30/2006		Period from 05/31/2005 to 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	6,718	$71,101	4,836	$49,927	2,495	$27,277	4,121	$45,722
Class B	0	0	0	0	828	9,053	1,379	15,272
Class C	2,354	24,923	830	8,624	2,000	21,858	5,231	57,769
Other Classes	160,484	1,692,828	179,696	1,839,938	27,167	297,633	63,335	700,924
Issued as reinvestment of distributions
Class A	104	1,098	34	354	129	1,409	209	2,321
Class B	0	0	0	0	31	338	47	516
Class C	26	273	2	22	151	1,649	254	2,813
Other Classes	4,737	49,883	2,431	25,229	3,286	35,940	5,732	63,560
Cost of shares redeemed
Class A	(1,461)	(15,388)	(301)	(3,135)	(1,367)	(14,944)	(1,463)	(16,218)
Class B	0	0	0	0	(341)	(3,723)	(452)	(5,015)
Class C	(124)	(1,307)	(6)	(57)	(940)	(10,273)	(1,100)	(12,186)
Other Classes	(26,166)	(277,417)	(3,454)	(35,747)	(24,011)	(261,338)	(22,097)	(244,464)
Net increase (decrease) resulting from Fund share transactions	146,672	$1,545,994	184,068	$1,885,155	9,428	$104,879	55,196	$611,014

	Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,814	$28,941	11,506	$122,223	339	$3,269	1,032	$10,337
Class B	99	1,025	685	7,289	89	863	151	1,504
Class C	427	4,389	2,442	25,961	129	1,244	566	5,678
Other Classes	39,652	408,054	111,569	1,184,285	1,662	16,003	6,335	63,266
Issued as reinvestment of distributions
Class A	305	3,143	1,425	14,913	22	210	111	1,095
Class B	27	274	164	1,713	6	61	40	391
Class C	63	655	374	3,907	14	136	82	801
Other Classes	2,763	28,504	10,315	107,987	233	2,251	950	9,353
Cost of shares redeemed
Class A	(6,493)	(66,811)	(10,323)	(109,064)	(462)	(4,445)	(1,319)	(13,139)
Class B	(778)	(8,003)	(1,505)	(15,950)	(194)	(1,864)	(369)	(3,696)
Class C	(1,714)	(17,625)	(2,839)	(30,035)	(412)	(3,970)	(455)	(4,534)
Other Classes	(39,279)	(403,891)	(69,236)	(731,839)	(3,360)	(32,305)	(2,367)	(23,602)
Net increase (decrease) resulting from Fund share transactions	(2,114)	$(21,345)	54,577	$581,390	(1,934)	$(18,547)	4,757	$47,454

	Long-Term U.S. Government Fund				Low Duration Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	3,161	$33,015	6,020	$66,364	17,068	$168,687	47,896	$482,195
Class B	275	2,888	400	4,419	486	4,801	1,159	11,658
Class C	545	5,659	1,214	13,424	2,604	25,751	7,609	76,673
Other Classes	18,620	192,974	155,961	1,732,832	128,553	1,271,147	423,323	4,259,301
Issued as reinvestment of distributions
Class A	251	2,619	371	4,075	2,357	23,328	5,101	51,215
Class B	52	545	97	1,063	308	3,048	718	7,207
Class C	44	458	73	805	625	6,190	1,508	15,137
Other Classes	3,715	38,541	5,557	60,646	18,745	185,556	37,563	377,074
Cost of shares redeemed
Class A	(2,236)	(23,204)	(4,555)	(50,066)	(42,774)	(422,619)	(90,558)	(911,051)
Class B	(758)	(7,859)	(1,725)	(18,995)	(6,094)	(60,247)	(15,542)	(156,341)
Class C	(632)	(6,548)	(1,535)	(16,892)	(14,194)	(140,305)	(40,356)	(406,010)
Other Classes	(95,634)	(995,402)	(43,518)	(479,166)	(220,253)	(2,177,146)	(517,233)	(5,197,641)
Net increase (decrease) resulting from Fund share transactions	(72,597)	$(756,314)	118,360	$1,318,509	(112,569)	$(1,111,809)	(138,812)	$(1,390,583)

140	PIMCO Funds

(Unaudited) September 30, 2006

Emerging Markets Bond Fund				Floating Income Fund				Foreign Bond Fund (Unhedged)
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

6,791	$74,939	15,082	$168,513	10,382	$107,885	17,919	$184,775	7,519	$76,791	15,076	$154,876
393	4,342	2,010	22,500	0	0	0	0	0	0	0	0
1,131	12,471	5,440	60,849	4,533	47,068	4,709	48,589	2,337	23,861	4,203	43,733
32,491	359,862	125,301	1,391,377	148,752	1,548,525	92,076	947,586	92,266	940,942	84,752	871,967

535	5,915	1,730	19,289	504	5,247	635	6,561	257	2,627	372	3,801
116	1,287	393	4,376	0	0	0	0	0	0	0	0
239	2,645	802	8,938	181	1,887	153	1,583	66	678	111	1,129
4,731	52,250	16,365	182,533	4,689	48,798	5,334	55,114	1,792	18,315	2,892	29,583

(10,226)	(112,095)	(10,766)	(119,890)	(6,385)	(66,422)	(12,876)	(132,421)	(3,510)	(35,597)	(10,889)	(110,834)
(1,287)	(14,146)	(1,698)	(18,959)	0	0	0	0	0	0	0	0
(3,689)	(40,626)	(3,778)	(42,107)	(1,179)	(12,274)	(1,109)	(11,445)	(1,333)	(13,551)	(3,613)	(36,705)
(85,159)	(930,706)	(77,057)	(860,900)	(22,258)	(231,455)	(64,079)	(662,880)	(37,180)	(377,895)	(67,958)	(697,965)

(53,934)	$(583,862)	73,824	$816,519	139,219	$1,449,259	42,762	$437,462	62,214	$636,171	24,946	$259,585

GNMA Fund				High Yield Fund				Investment Grade Corporate Bond Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,158	$12,535	1,205	$13,297	11,863	$114,352	34,905	$341,002	730	$7,387	1,478	$15,367
145	1,568	185	2,037	1,502	14,470	3,193	31,184	0	0	0	0
190	2,069	330	3,638	3,376	32,497	9,780	95,507	171	1,730	546	5,693
2,373	25,716	3,900	43,132	86,680	834,656	241,701	2,358,775	251	2,544	1,254	13,039

92	1,002	191	2,101	2,066	19,890	4,825	47,136	26	267	26	269
38	418	75	823	737	7,092	1,847	18,040	0	0	0	0
41	435	84	930	1,292	12,433	3,034	29,640	7	70	9	95
253	2,734	783	8,650	15,338	147,670	29,709	290,309	66	672	117	1,219

(1,746)	(18,883)	(2,014)	(22,196)	(29,549)	(284,300)	(41,742)	(406,886)	(286)	(2,899)	(147)	(1,521)
(475)	(5,146)	(1,032)	(11,374)	(8,106)	(78,055)	(19,982)	(194,748)	0	0	0	0
(596)	(6,453)	(1,523)	(16,793)	(9,713)	(93,464)	(31,396)	(305,778)	(143)	(1,439)	(78)	(812)
(2,654)	(28,919)	(31,040)	(343,352)	(97,206)	(936,301)	(166,044)	(1,615,908)	(253)	(2,553)	(1,127)	(11,755)

(1,181)	$(12,924)	(28,856)	$(319,107)	(21,720)	$(209,060)	69,830	$688,273	569	$5,779	2,078	$21,594

Money Market Fund				Short-Term Fund				Total Retrun Mortgage Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

93,280	$93,280	123,491	$123,492	7,154	$71,425	9,659	$96,665	641	$6,693	1,447	$15,355
34,031	34,031	41,771	41,771	270	2,695	259	2,587	61	640	259	2,767
47,711	47,711	95,573	95,573	840	8,387	1,946	19,481	574	6,032	568	6,048
160,016	160,016	160,529	160,529	118,733	1,184,587	343,913	3,443,082	3,487	36,518	8,008	85,187

1,624	1,622	2,442	2,442	473	4,726	944	9,443	55	573	84	890
872	872	1,126	1,126	20	201	39	394	17	176	29	311
1,370	1,370	2,012	2,012	201	2,002	382	3,823	27	286	46	489
4,908	4,909	4,485	4,485	6,633	66,209	10,575	105,793	802	8,383	1,835	19,520

(83,613)	(83,614)	(156,755)	(156,755)	(9,033)	(90,143)	(31,057)	(310,738)	(590)	(6,156)	(1,061)	(11,260)
(21,076)	(21,076)	(59,940)	(59,940)	(557)	(5,558)	(1,667)	(16,683)	(166)	(1,734)	(468)	(4,968)
(40,705)	(40,705)	(132,013)	(132,013)	(3,713)	(37,047)	(11,444)	(114,533)	(303)	(3,166)	(720)	(7,649)
(87,243)	(87,243)	(235,024)	(235,024)	(163,045)	(1,626,757)	(369,401)	(3,697,483)	(16,496)	(171,646)	(17,928)	(191,359)

111,175	$111,173	(152,303)	$(152,302)	(42,024)	$(419,273)	(45,852)	$(458,169)	(11,891)	$(123,401)	(7,901)	$(84,669)

Semiannual Report	September 30, 2006	141

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

142	PIMCO Funds

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2006	143

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’

144	PIMCO Funds

performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2006	145

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2006. For information about any product, contact your financial advisor.    AZ003SA_15906

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

Bond Funds

Share Class	SHORT-DURATION	CREDIT STRATEGY
D	PIMCO Short-Term Fund PIMCO Low Duration Fund PIMCO Floating Income Fund	PIMCO Investment Grade Corporate Bond Fund PIMCO Diversified Income Fund PIMCO High Yield Fund

	GOVERNMENT/MORTGAGE	INTERNATIONAL BOND

	PIMCO GNMA Fund PIMCO Total Return Mortgage Fund	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) PIMCO Foreign Bond Fund (Unhedged) PIMCO Emerging Markets Bond Fund PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		18
Financial Highlights		98
Statements of Assets and Liabilities		102
Statements of Operations		104
Statements of Changes in Net Assets		106
Notes to Financial Statements		109
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		121

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	20
Diversified Income Fund	7	25
Emerging Markets Bond Fund	8	35
Floating Income Fund	9	41
Foreign Bond Fund (Unhedged)	10	50
Foreign Bond Fund (U.S. Dollar-Hedged)	11	59
GNMA Fund	12	67
High Yield Fund	13	69
Investment Grade Corporate Bond Fund	14	75
Low Duration Fund	15	81
Short-Term Fund	16	88
Total Return Mortgage Fund	17	94

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Bond Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk, emerging markets risk, currency risk, issuer non-diversification risk and management risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the D shares were first offered in (month/year): Foreign Bond (U.S. Dollar-Hedged) (4/98), High Yield (4/98), Low Duration (4/98), Short-Term (4/98), Total Return Mortgage (4/98), Emerging Markets Bond (3/00), GNMA (5/01), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO Developing Local Markets Fund
	Class D:	PLMDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in currencies of, or fixed-income instruments denominated in, currencies of non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil boosted returns as high real interest rates, ratings upgrades and positive trends in the current account supported the Brazilian currency.

•	An overweight in South Korea contributed to relative performance as several Asian currencies appreciated in-line with the upward move in the Chinese yuan.

•	An underweight to Turkey also helped returns as the Turkish lira decreased during the late-spring sell-off, due to concerns about the country’s current account deficit and an overall increase in global risk aversion.

•	An underweight to Hungary detracted from performance as the Hungarian forint maintained its value despite political turmoil in the third quarter, rising due to tighter monetary policy from that country’s central bank.

•	An underweight in the Philippines detracted from relative performance as the country’s fiscal performance was better than market expectations.

•	An underweight to Israel was negative as the Israeli shekel climbed to its strongest level since 2001 thanks to strong economic performance.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	2.24%	6.99%	—	—	7.16%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	2.56%	7.16%	—	—	7.36%
Lipper International Income Fund Average	3.35%	2.06%	—	—	1.72%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                 PIMCO Developing
                  Local Markets          JPMorgan Emerging Local
                  Fund Class D        Markets Index Plus (Unhedged)
                  ---------------     -----------------------------
05/31/2005          $10,000                      $10,000
06/30/2005           10,054                       10,043
07/31/2005           10,131                       10,154
08/31/2005           10,229                       10,227
09/30/2005           10,250                       10,259
10/31/2005           10,199                       10,225
11/30/2005           10,325                       10,332
12/31/2005           10,414                       10,443
01/31/2006           10,745                       10,743
02/28/2006           10,763                       10,763
03/31/2006           10,726                       10,719
04/30/2006           11,012                       11,004
05/31/2006           10,821                       10,794
06/30/2006           10,798                       10,688
07/31/2006           10,959                       10,954
08/31/2006           11,029                       11,039
09/30/2006           10,965                       10,993

Allocation Breakdown*

Short-Term Instruments	46.7%
Corporate Bonds & Notes	32.5%
Asset-Backed Securities	10.7%
Sovereign Issues	6.8%
Mortgage-Backed Securities	2.3%
Other	1.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,022.38	$1,018.80
Expenses Paid During Period†	$6.34	$6.33

† Expenses are equal to the annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund
	Class D:	PDVDX

Portfolio Insights

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Sector allocation was a positive contributor to performance, especially in the third quarter, due to an emphasis on emerging markets.

•	An overweight to Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

•	An underweight in Turkey was positive for performance as that country’s bonds declined substantially in the second quarter, due to worries about its large current account deficit, a significant sell-off in the Turkish lira, and an increasing inflation rate.

•	An underweight to the construction sector contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

•	An underweight position to the healthcare sector helped returns. However, security selection in this sector detracted from performance as leveraged buyout (“LBO”) activity put pressure on higher-rated bonds.

•	An overweight position to the energy sector detracted from relative performance as the sector slumped on declines in energy prices.

•	An underweight to auto-related bonds detracted from relative performance as auto manufacturers led what was one of the best performing credit sectors over the six-month period.

•	Moderate exposure to the Japanese yen detracted from for performance, as the yen weakened against the U.S dollar over the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class D	3.38%	5.16%	—	—	8.88%
Lehman Brothers Global Credit Hedged USD Index	3.53%	4.03%	—	—	5.70%
33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global**	3.66%	5.87%	—	—	8.72%
Lipper Multi-Sector Income Fund Average	3.08%	4.45%	—	—	7.26%

* Cumulative return.

** The Diversified Income Fund’s secondary index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPM EMBI Global Index, 2) the ML Global High Yield BB/B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Credit Index (hedged to US$).

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                                                       33: Lehman Brothers
                                                      Global Aggregate Credit,
                                                       Merrill Lynch Global
               PIMCO Diversified    Lehman Brothers       High Yield BB-B
                  Income Fund       Global Credit     Rated Constrained Index,
                   Class D          Hedged USD         JPMorgan EMBI Global
                   --------         ----------         --------------------
07/31/2003         $10,000             $10,000              $10,000
08/31/2003          10,208              10,050               10,129
09/30/2003          10,497              10,297               10,412
10/31/2003          10,571              10,236               10,455
11/30/2003          10,700              10,279               10,547
12/31/2003          10,949              10,419               10,758
01/31/2004          11,025              10,498               10,848
02/29/2004          11,014              10,593               10,910
03/31/2004          11,164              10,680               11,061
04/30/2004          10,773              10,475               10,762
05/31/2004          10,674              10,399               10,633
06/30/2004          10,811              10,450               10,741
07/31/2004          10,982              10,559               10,933
08/31/2004          11,313              10,766               11,218
09/30/2004          11,461              10,842               11,350
10/31/2004          11,632              10,949               11,506
11/30/2004          11,708              10,975               11,562
12/31/2004          11,922              11,085               11,738
01/31/2005          11,975              11,156               11,798
02/28/2005          12,037              11,152               11,864
03/31/2005          11,782              11,053               11,643
04/30/2005          11,843              11,156               11,730
05/31/2005          12,088              11,298               11,956
06/30/2005          12,255              11,427               12,131
07/31/2005          12,273              11,400               12,146
08/31/2005          12,434              11,525               12,294
09/30/2005          12,453              11,458               12,311
10/31/2005          12,289              11,368               12,188
11/30/2005          12,408              11,434               12,305
12/31/2005          12,575              11,538               12,455
01/31/2006          12,671              11,564               12,547
02/28/2006          12,823              11,616               12,687
03/31/2006          12,666              11,513               12,573
04/30/2006          12,679              11,491               12,571
05/31/2006          12,561              11,498               12,484
06/30/2006          12,537              11,482               12,456
07/31/2006          12,765              11,638               12,685
08/31/2006          12,987              11,818               12,921
09/30/2006          13,095              11,919               13,034

Allocation Breakdown*

Corporate Bonds & Notes	49.2%
Sovereign Issues	15.7%
U.S. Government Agencies	15.7%
Foreign Currency-Denominated Issues	9.1%
Short-Term Instruments	3.8%
Other	6.5%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.83	$1,019.30
Expenses Paid During Period†	$5.86	$5.82

† Expenses are equal to the annualized expense ratio of 1.15% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

PIMCO Emerging Markets Bond Fund
	Class D:	PEMDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income securities of issuers that are tied economically to countries with emerging securities markets.

•	PIMCO considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank.

•	The JPMorgan EMBI Global spread closed the third quarter at 2.08% over Treasuries, just shy of its record tight level. Spreads widened 0.17% for the six-month period.

•	An overweight to Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

•	An underweight in Turkey contributed to relative performance as that country’s bonds declined substantially in the second quarter due to worries about its large current account deficit, a significant sell-off in the Turkish lira, and an increasing inflation rate.

•	An overweight to Ecuador detracted from returns as its bonds declined in the third quarter, due to the rise of a populist candidate in the presidential polls, and the fall in oil prices.

•	An underweight in the Philippines detracted from relative performance as the country’s fiscal performance was better than market expectations.

•	Below-index spread duration contributed to performance as emerging markets spreads widened slightly during the six-month period.

•	A short-end curve focus was negative for performance as the yield curve inverted during the six-month period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	4.04%	7.12%	17.02%	—	12.92%
JPMorgan Emerging Markets Bond Index Global	4.28%	7.81%	13.22%	—	9.59%
Lipper Emerging Markets Debt Fund Average	3.51%	7.62%	16.42%	—	9.88%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                     PIMCO Emerging           JPMorgan Emerging Markets
               Markets Bond Fund Class D         Bond Index Global
             -----------------------------         -----------------
07/31/1997             $10,000                         $10,000
08/31/1997               9,879                           9,952
09/30/1997              10,150                          10,228
10/31/1997               8,992                           9,144
11/30/1997               9,464                           9,532
12/31/1997               9,703                           9,765
01/31/1998               9,714                           9,812
02/28/1998               9,988                          10,071
03/31/1998              10,283                          10,300
04/30/1998              10,306                          10,324
05/31/1998               9,971                          10,012
06/30/1998               9,641                           9,758
07/31/1998               9,786                           9,815
08/31/1998               7,056                           7,132
09/30/1998               7,603                           7,748
10/31/1998               7,999                           8,243
11/30/1998               8,635                           8,808
12/31/1998               8,529                           8,637
01/31/1999               8,231                           8,441
02/28/1999               8,393                           8,524
03/31/1999               8,958                           9,089
04/30/1999               9,703                           9,648
05/31/1999               9,093                           9,150
06/30/1999               9,364                           9,501
07/31/1999               9,302                           9,343
08/31/1999               9,283                           9,349
09/30/1999               9,696                           9,643
10/31/1999              10,006                           9,984
11/30/1999              10,274                          10,252
12/31/1999              10,754                          10,726
01/31/2000              10,514                          10,561
02/29/2000              11,133                          11,128
03/31/2000              11,412                          11,431
04/30/2000              11,193                          11,220
05/31/2000              10,973                          10,961
06/30/2000              11,485                          11,471
07/31/2000              11,761                          11,799
08/31/2000              12,169                          12,175
09/30/2000              12,006                          12,044
10/31/2000              11,802                          11,800
11/30/2000              11,859                          11,752
12/31/2000              12,276                          12,271
01/31/2001              12,792                          12,863
02/28/2001              12,745                          12,692
03/31/2001              12,848                          12,550
04/30/2001              12,922                          12,489
05/31/2001              13,208                          12,790
06/30/2001              13,606                          12,985
07/31/2001              13,707                          12,313
08/31/2001              14,407                          12,864
09/30/2001              13,883                          12,443
10/31/2001              14,463                          12,450
11/30/2001              15,232                          12,291
12/31/2001              15,685                          12,438
01/31/2002              16,068                          12,668
02/28/2002              16,795                          13,143
03/31/2002              16,822                          13,157
04/30/2002              17,043                          13,287
05/31/2002              16,835                          13,218
06/30/2002              15,650                          12,551
07/31/2002              14,571                          11,983
08/31/2002              15,753                          12,860
09/30/2002              15,079                          12,504
10/31/2002              16,342                          13,274
11/30/2002              16,942                          13,651
12/31/2002              17,630                          14,070
01/31/2003              18,036                          14,302
02/28/2003              18,779                          14,759
03/31/2003              19,458                          14,998
04/30/2003              20,721                          15,852
05/31/2003              21,560                          16,509
06/30/2003              21,472                          16,508
07/31/2003              20,615                          15,924
08/31/2003              21,252                          16,311
09/30/2003              22,030                          16,883
10/31/2003              22,217                          16,966
11/30/2003              22,617                          17,174
12/31/2003              23,280                          17,679
01/31/2004              23,536                          17,769
02/29/2004              23,430                          17,832
03/31/2004              24,009                          18,276
04/30/2004              22,283                          17,284
05/31/2004              22,093                          17,027
06/30/2004              22,493                          17,277
07/31/2004              23,085                          17,791
08/31/2004              24,234                          18,525
09/30/2004              24,632                          18,834
10/31/2004              25,033                          19,136
11/30/2004              25,276                          19,270
12/31/2004              26,027                          19,753
01/31/2005              26,212                          19,876
02/28/2005              26,392                          20,009
03/31/2005              25,630                          19,499
04/30/2005              26,124                          19,807
05/31/2005              26,934                          20,400
06/30/2005              27,387                          20,762
07/31/2005              27,329                          20,711
08/31/2005              27,941                          21,113
09/30/2005              28,442                          21,469
10/31/2005              27,883                          21,152
11/30/2005              28,353                          21,475
12/31/2005              28,962                          21,872
01/31/2006              29,291                          22,134
02/28/2006              29,953                          22,626
03/31/2006              29,285                          22,196
04/30/2006              29,317                          22,177
05/31/2006              28,628                          21,723
06/30/2006              28,688                          21,722
07/31/2006              29,666                          22,432
08/31/2006              30,360                          23,016
09/30/2006              30,466                          23,145

Allocation Breakdown*

Short-Term Instruments	24.7%
Brazil	18.5%
Mexico	11.8%
Russia	11.6%
Venezuela	6.5%
Other	26.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,040.36	$1,018.80
Expenses Paid During Period†	$6.39	$6.33

† Expenses are equal to the annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Floating Income Fund
	Class D:	PFIDX

Portfolio Insights

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	Exposure in Brazil boosted returns as debt buybacks, solid trade performance, ratings upgrades, and increased levels of international reserves supported that country’s performance.

•	Exposure in Mexico and Russia also helped returns as each credit outperformed three-month LIBOR over the period, due in part to energy prices that remained high by historical standards.

•	Exposure to the utility and communication sectors contributed positively to relative performance.

•	An allocation to auto-related bonds added to performance as auto manufacturers and auto loans drove what was one of the best performing sectors in the six-month period.

•	Positions in the energy sector contributed positively to relative performance as pipeline companies performed well despite declines in oil prices.

•	Currency exposure to the Japanese yen detracted from relative performance.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Class D	3.37%	6.37%	—	—	6.44%
3-Month LIBOR Index	2.67%	4.98%	—	—	3.76%
Lipper Loan Participation Fund Average	2.47%	5.15%	—	—	4.70%

* Cumulative return.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                   PIMCO Floating
                 Income Fund Class D         3-Month LIBOR Index
                 -------------------         -------------------
07/31/2004           $10,000                   $10,000
08/31/2004            10,057                    10,013
09/30/2004            10,093                    10,026
10/31/2004            10,143                    10,043
11/30/2004            10,236                    10,059
12/31/2004            10,366                    10,076
01/31/2005            10,371                    10,098
02/28/2005            10,438                    10,119
03/31/2005            10,356                    10,143
04/30/2005            10,399                    10,170
05/31/2005            10,482                    10,196
06/30/2005            10,555                    10,223
07/31/2005            10,631                    10,252
08/31/2005            10,677                    10,284
09/30/2005            10,767                    10,317
10/31/2005            10,760                    10,352
11/30/2005            10,829                    10,387
12/31/2005            10,881                    10,426
01/31/2006            10,955                    10,465
02/28/2006            11,050                    10,506
03/31/2006            11,079                    10,549
04/30/2006            11,175                    10,593
05/31/2006            11,130                    10,638
06/30/2006            11,185                    10,684
07/31/2006            11,277                    10,733
08/31/2006            11,386                    10,782
09/30/2006            11,451                    10,831

Allocation Breakdown*

Short-Term Instruments	34.7%
Corporate Bonds & Notes	28.9%
U.S. Government Agencies	18.1%
Sovereign Issues	5.7%
Bank Loan Obligations	4.3%
Other	8.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.72	$1,020.31
Expenses Paid During Period†	$4.84	$4.81

† Expenses are equal to the annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	9

PIMCO Foreign Bond Fund (Unhedged)
	Class D:	PFBDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Exposure to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

•	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

•	A focus on the short-to-intermediate portion of the U.K curve was negative for returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

•	An underweight to Japanese bonds detracted from returns, as weak inflation data pushed back the Bank of Japan’s rate normalization process, causing yields to fall.

•	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

•	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	4.05%	1.77%	—	—	3.31%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	4.84%	2.29%	—	—	3.92%
Lipper International Income Fund Average	3.35%	2.06%	—	—	4.12%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                    PIMCO Foreign Bond              JPMorgan GBI Global ex-U.S.
                  Fund (Unhedged) Class D          FX NY Index Unhedged in USD
                ----------------------------       ---------------------------
04/30/2004             $10,000                          $10,000
05/31/2004              10,066                           10,104
06/30/2004              10,104                           10,119
07/31/2004               9,983                           10,006
08/31/2004              10,233                           10,280
09/30/2004              10,374                           10,443
10/31/2004              10,747                           10,843
11/30/2004              11,235                           11,312
12/31/2004              11,459                           11,525
01/31/2005              11,209                           11,306
02/28/2005              11,235                           11,320
03/31/2005              11,081                           11,153
04/30/2005              11,245                           11,328
05/31/2005              10,878                           10,969
06/30/2005              10,768                           10,881
07/31/2005              10,666                           10,760
08/31/2005              10,928                           11,023
09/30/2005              10,633                           10,727
10/31/2005              10,428                           10,531
11/30/2005              10,214                           10,351
12/31/2005              10,375                           10,488
01/31/2006              10,541                           10,648
02/28/2006              10,480                           10,583
03/31/2006              10,401                           10,467
04/30/2006              10,757                           10,793
05/31/2006              10,929                           10,989
06/30/2006              10,789                           10,864
07/31/2006              10,847                           10,939
08/31/2006              10,887                           11,034
09/30/2006              10,823                           10,973

Allocation Breakdown*

Short-Term Instruments	29.2%
United States	29.2%
Germany	14.2%
Japan	11.5%
France	5.8%
Other	10.1%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,040.47	$1,020.31
Expenses Paid During Period†	$4.86	$4.81

† Expenses are equal to the annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class D:	PFODX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Exposure to U.S. duration contributed to relative returns as intermediate and long yields fell amid slowing growth and a pause in interest rate hikes by the Federal Reserve during the second half of the six-month period.

•	An underweight to shorter maturities and a curve flattening bias added to returns as interest rate increases by the European Central Bank and a tightening bias led to a flattening of the yield curve.

•	A focus on the short-to-intermediate portion of the U.K. curve detracted from relative returns. Near maturity U.K. yields rose as the Bank of England raised interest rates, while the long-end of the yield curve inverted further on strong pension-related buying.

•	An underweight to Japanese bonds detracted from returns as weak inflation data pushed back the Bank of Japan’s interest rate normalization process, causing yields to fall.

•	A long position in the Japanese yen versus the U.S. dollar detracted from relative returns as the yen fell following a delay in the Bank of Japan’s interest rate normalization process.

•	Tactical holdings in mortgage-backed securities benefited returns as this sector outpaced Treasuries and security selection of undervalued coupons also added to returns.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	2.66%	2.90%	5.09%	6.67%	7.75%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	3.35%	3.30%	4.55%	6.74%	7.39%
Lipper International Income Fund Average	3.35%	2.06%	7.63%	5.51%	6.15%

* Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                     PIMCO Foreign
                     Bond Fund (US Hedged)   JPMorgan GBI Global ex-U.S.
                        Class D                Index Hedged in USD
                     --------------------    --------------------------
     12/31/1992         $10,000                   $10,000
     01/31/1993          10,079                    10,091
     02/28/1993          10,297                    10,274
     03/31/1993          10,332                    10,280
     04/30/1993          10,328                    10,281
     05/31/1993          10,417                    10,338
     06/30/1993          10,660                    10,549
     07/31/1993          10,824                    10,667
     08/31/1993          11,083                    10,889
     09/30/1993          11,123                    10,936
     10/31/1993          11,284                    11,082
     11/30/1993          11,312                    11,159
     12/31/1993          11,590                    11,390
     01/31/1994          11,601                    11,333
     02/28/1994          11,290                    11,078
     03/31/1994          11,089                    10,977
     04/30/1994          10,981                    10,899
     05/31/1994          10,816                    10,779
     06/30/1994          10,613                    10,669
     07/31/1994          10,675                    10,739
     08/31/1994          10,566                    10,636
     09/30/1994          10,580                    10,645
     10/31/1994          10,617                    10,687
     11/30/1994          10,770                    10,838
     12/31/1994          10,696                    10,813
     01/31/1995          10,764                    10,931
     02/28/1995          10,831                    11,072
     03/31/1995          10,834                    11,297
     04/30/1995          11,095                    11,477
     05/31/1995          11,527                    11,854
     06/30/1995          11,453                    11,814
     07/31/1995          11,667                    11,963
     08/31/1995          11,885                    12,067
     09/30/1995          12,051                    12,258
     10/31/1995          12,248                    12,395
     11/30/1995          12,725                    12,667
     12/31/1995          12,909                    12,785
     01/31/1996          13,222                    12,939
     02/29/1996          12,936                    12,787
     03/31/1996          13,142                    12,893
     04/30/1996          13,456                    13,047
     05/31/1996          13,503                    13,136
     06/30/1996          13,651                    13,245
     07/31/1996          13,780                    13,345
     08/31/1996          14,113                    13,522
     09/30/1996          14,504                    13,810
     10/31/1996          14,858                    14,038
     11/30/1996          15,213                    14,319
     12/31/1996          15,289                    14,339
     01/31/1997          15,528                    14,518
     02/28/1997          15,607                    14,611
     03/31/1997          15,407                    14,533
     04/30/1997          15,546                    14,690
     05/31/1997          15,622                    14,767
     06/30/1997          15,931                    15,018
     07/31/1997          16,162                    15,257
     08/31/1997          16,091                    15,275
     09/30/1997          16,434                    15,545
     10/31/1997          16,237                    15,645
     11/30/1997          16,451                    15,757
     12/31/1997          16,686                    15,962
     01/31/1998          16,922                    16,174
     02/28/1998          17,072                    16,318
     03/31/1998          17,280                    16,464
     04/30/1998          17,336                    16,548
     05/31/1998          17,476                    16,774
     06/30/1998          17,560                    16,847
     07/31/1998          17,834                    17,003
     08/31/1998          17,686                    17,338
     09/30/1998          18,086                    17,749
     10/31/1998          17,706                    17,722
     11/30/1998          18,032                    17,914
     12/31/1998          18,279                    17,892
     01/31/1999          18,648                    18,114
     02/28/1999          18,460                    17,993
     03/31/1999          18,567                    18,207
     04/30/1999          18,801                    18,438
     05/31/1999          18,500                    18,363
     06/30/1999          18,268                    18,078
     07/31/1999          18,270                    18,031
     08/31/1999          18,133                    18,063
     09/30/1999          18,224                    18,132
     10/31/1999          18,300                    18,176
     11/30/1999          18,330                    18,281
     12/31/1999          18,484                    18,336
     01/31/2000          18,382                    18,338
     02/29/2000          18,586                    18,473
     03/31/2000          18,846                    18,743
     04/30/2000          18,907                    18,844
     05/31/2000          19,014                    18,995
     06/30/2000          19,151                    19,086
     07/31/2000          19,306                    19,224
     08/31/2000          19,281                    19,227
     09/30/2000          19,528                    19,393
     10/31/2000          19,571                    19,550
     11/30/2000          19,855                    19,896
     12/31/2000          20,218                    20,117
     01/31/2001          20,511                    20,355
     02/28/2001          20,622                    20,530
     03/31/2001          20,892                    20,685
     04/30/2001          20,759                    20,545
     05/31/2001          20,800                    20,652
     06/30/2001          20,781                    20,765
     07/31/2001          21,263                    20,954
     08/31/2001          21,446                    21,130
     09/30/2001          21,590                    21,217
     10/31/2001          22,119                    21,605
     11/30/2001          22,037                    21,512
     12/31/2001          21,931                    21,334
     01/31/2002          22,019                    21,357
     02/28/2002          22,061                    21,377
     03/31/2002          21,982                    21,268
     04/30/2002          22,208                    21,440
     05/31/2002          22,210                    21,467
     06/30/2002          22,461                    21,745
     07/31/2002          22,537                    21,956
     08/31/2002          22,698                    22,219
     09/30/2002          22,897                    22,472
     10/31/2002          22,884                    22,463
     11/30/2002          23,110                    22,504
     12/31/2002          23,519                    22,828
     01/31/2003          23,794                    23,007
     02/28/2003          24,058                    23,165
     03/31/2003          23,989                    23,137
     04/30/2003          24,080                    23,188
     05/31/2003          24,371                    23,556
     06/30/2003          24,308                    23,434
     07/31/2003          24,087                    23,174
     08/31/2003          23,983                    23,007
     09/30/2003          24,211                    23,260
     10/31/2003          24,017                    23,043
     11/30/2003          23,996                    23,064
     12/31/2003          24,247                    23,280
     01/31/2004          24,337                    23,384
     02/29/2004          24,624                    23,607
     03/31/2004          24,708                    23,671
     04/30/2004          24,659                    23,485
     05/31/2004          24,609                    23,446
     06/30/2004          24,607                    23,416
     07/31/2004          24,683                    23,510
     08/31/2004          24,920                    23,843
     09/30/2004          25,010                    23,979
     10/31/2004          25,197                    24,131
     11/30/2004          25,578                    24,341
     12/31/2004          25,744                    24,492
     01/31/2005          25,930                    24,731
     02/28/2005          25,841                    24,612
     03/31/2005          26,084                    24,800
     04/30/2005          26,384                    25,113
     05/31/2005          26,540                    25,322
     06/30/2005          26,792                    25,595
     07/31/2005          26,749                    25,481
     08/31/2005          26,934                    25,688
     09/30/2005          26,896                    25,660
     10/31/2005          26,754                    25,529
     11/30/2005          26,817                    25,671
     12/31/2005          27,093                    25,862
     01/31/2006          27,022                    25,814
     02/28/2006          27,132                    25,874
     03/31/2006          26,959                    25,647
     04/30/2006          26,881                    25,502
     05/31/2006          27,018                    25,650
     06/30/2006          26,980                    25,640
     07/31/2006          27,226                    25,899
     08/31/2006          27,528                    26,341
     09/30/2006          27,674                    26,506

Allocation Breakdown*

United States	26.2%
Germany	20.8%
Japan	17.7%
Short-Term Instruments	12.6%
France	10.3%
United Kingdom	5.1%
Other	7.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,026.57	$1,020.31
Expenses Paid During Period†	$4.83	$4.81

† Expenses are equal to the annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	11

PIMCO GNMA Fund
	Class D:	PGNDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	Duration positioning above the index added to returns as the ten-year Treasury yield declined during the period.

•	An underweight to 30-year GNMA mortgages was neutral for performance as they performed in line with the benchmark.

•	Exposure to Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) mortgages added to returns as they outperformed GNMA mortgages.

•	A bias toward a steepening yield curve in the Fund detracted from performance as short interest rates rose and longer rates fell during the period.

•	An allocation to adjustable rate GNMA mortgages later in the period detracted from returns as they lagged fixed-rate GNMA mortgages.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class D	3.10%	3.92%	4.26%	—	6.09%
Lehman Brothers GNMA Index	3.15%	4.10%	4.44%	—	5.83%
Lipper GNMA Fund Average	2.66%	3.22%	3.59%	—	4.99%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                        PIMCO GNMA         Lehman Brothers
                       Fund Class D          GNMA Index
                       ------------          ----------
     07/31/1997          $10,000              $10,000
     08/31/1997           10,033                9,979
     09/30/1997           10,217               10,111
     10/31/1997           10,310               10,217
     11/30/1997           10,331               10,248
     12/31/1997           10,420               10,340
     01/31/1998           10,500               10,440
     02/28/1998           10,548               10,464
     03/31/1998           10,558               10,508
     04/30/1998           10,592               10,569
     05/31/1998           10,668               10,641
     06/30/1998           10,745               10,686
     07/31/1998           10,774               10,746
     08/31/1998           10,908               10,831
     09/30/1998           11,036               10,959
     10/31/1998           10,984               10,949
     11/30/1998           10,939               11,011
     12/31/1998           11,010               11,057
     01/31/1999           11,090               11,135
     02/28/1999           10,988               11,100
     03/31/1999           11,116               11,167
     04/30/1999           11,167               11,221
     05/31/1999           11,242               11,164
     06/30/1999           11,221               11,120
     07/31/1999           11,229               11,047
     08/31/1999           11,224               11,043
     09/30/1999           11,345               11,221
     10/31/1999           11,377               11,287
     11/30/1999           11,367               11,292
     12/31/1999           11,281               11,270
     01/31/2000           11,381               11,168
     02/29/2000           11,466               11,311
     03/31/2000           11,644               11,489
     04/30/2000           11,618               11,479
     05/31/2000           11,632               11,521
     06/30/2000           11,764               11,733
     07/31/2000           11,840               11,795
     08/31/2000           11,947               11,974
     09/30/2000           12,029               12,085
     10/31/2000           12,136               12,174
     11/30/2000           12,408               12,346
     12/31/2000           12,540               12,521
     01/31/2001           12,738               12,725
     02/28/2001           12,967               12,783
     03/31/2001           13,103               12,859
     04/30/2001           13,098               12,881
     05/31/2001           13,234               12,988
     06/30/2001           13,355               13,026
     07/31/2001           13,670               13,249
     08/31/2001           13,770               13,345
     09/30/2001           13,962               13,527
     10/31/2001           14,126               13,707
     11/30/2001           14,034               13,593
     12/31/2001           13,998               13,552
     01/31/2002           14,146               13,687
     02/28/2002           14,285               13,827
     03/31/2002           14,135               13,696
     04/30/2002           14,388               13,937
     05/31/2002           14,472               14,029
     06/30/2002           14,595               14,141
     07/31/2002           14,775               14,306
     08/31/2002           14,915               14,407
     09/30/2002           14,999               14,525
     10/31/2002           15,021               14,572
     11/30/2002           15,047               14,585
     12/31/2002           15,191               14,730
     01/31/2003           15,214               14,768
     02/28/2003           15,289               14,843
     03/31/2003           15,287               14,853
     04/30/2003           15,356               14,889
     05/31/2003           15,382               14,889
     06/30/2003           15,436               14,935
     07/31/2003           15,136               14,688
     08/31/2003           15,273               14,784
     09/30/2003           15,496               14,997
     10/31/2003           15,454               14,958
     11/30/2003           15,537               15,009
     12/31/2003           15,643               15,150
     01/31/2004           15,738               15,226
     02/29/2004           15,842               15,327
     03/31/2004           15,871               15,390
     04/30/2004           15,671               15,148
     05/31/2004           15,633               15,116
     06/30/2004           15,757               15,251
     07/31/2004           15,872               15,374
     08/31/2004           16,046               15,588
     09/30/2004           16,077               15,621
     10/31/2004           16,176               15,744
     11/30/2004           16,138               15,707
     12/31/2004           16,223               15,810
     01/31/2005           16,295               15,900
     02/28/2005           16,254               15,849
     03/31/2005           16,234               15,819
     04/30/2005           16,377               15,979
     05/31/2005           16,475               16,095
     06/30/2005           16,522               16,142
     07/31/2005           16,469               16,081
     08/31/2005           16,610               16,214
     09/30/2005           16,547               16,149
     10/31/2005           16,443               16,079
     11/30/2005           16,482               16,113
     12/31/2005           16,675               16,317
     01/31/2006           16,712               16,370
     02/28/2006           16,755               16,403
     03/31/2006           16,679               16,298
     04/30/2006           16,622               16,243
     05/31/2006           16,575               16,210
     06/30/2006           16,578               16,229
     07/31/2006           16,805               16,459
     08/31/2006           17,054               16,712
     09/30/2006           17,197               16,811

Allocation Breakdown*

U.S. Government Agencies	94.4%
Short-Term Instruments	4.9%
Other	0.7%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,031.03	$1,018.80
Expenses Paid During Period†	$6.36	$6.33

† Expenses are equal to the annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO High Yield Fund
	Class D:	PHYDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	Security selection in the healthcare sector detracted from relative performance as leveraged buyout (“LBO”) activity weighed heavily on higher-rated bonds.

•	An underweight to consumer non-cyclicals hurt performance as the industry category was well supported by multiple sub-sectors such as tobacco, wholesale foods, and food/drug retailers.

•	Although an overweight to energy detracted from relative performance, as the sector slumped on declines in energy commodity prices, security selection contributed positively to relative performance as pipeline companies outperformed the broader sector.

•	An underweight to building products contributed positively to relative performance as the sector significantly underperformed on weaker demand and rising inventories.

•	Within the consumer cyclical sector, an emphasis on auto-related bonds added to performance as auto loans and manufacturers drove the broader sector.

•	Hedging strategies detracted from performance as short-term Treasury rates increased and longer maturity Treasury rates declined.

•	Exposure to emerging market sovereigns such as Brazil, Russia, and Mexico, which outperformed the index, benefited the Fund’s relative performance.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class D	2.75%	6.37%	8.58%	6.77%	8.27%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	3.14%	6.42%	9.49%	6.54%	7.72%
Lipper High Current Yield Fund Average	3.10%	6.69%	9.11%	5.16%	6.56%

* Cumulative return.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

               PIMCO High Yield        Merrill Lynch U.S. High Yield
                 Fund Class D          BB-B Rated Constrained Index
               ------------------      -----------------------------
 12/31/1992         $10,000                   $10,000
 01/31/1993          10,224                    10,241
 02/28/1993          10,409                    10,432
 03/31/1993          10,616                    10,611
 04/30/1993          10,726                    10,687
 05/31/1993          10,801                    10,824
 06/30/1993          11,091                    11,026
 07/31/1993          11,167                    11,132
 08/31/1993          11,288                    11,234
 09/30/1993          11,341                    11,289
 10/31/1993          11,642                    11,501
 11/30/1993          11,728                    11,554
 12/31/1993          11,825                    11,664
 01/31/1994          12,074                    11,910
 02/28/1994          12,068                    11,820
 03/31/1994          11,703                    11,438
 04/30/1994          11,598                    11,302
 05/31/1994          11,679                    11,258
 06/30/1994          11,692                    11,299
 07/31/1994          11,798                    11,383
 08/31/1994          11,894                    11,459
 09/30/1994          11,972                    11,452
 10/31/1994          11,975                    11,481
 11/30/1994          11,923                    11,389
 12/31/1994          12,063                    11,523
 01/31/1995          12,177                    11,699
 02/28/1995          12,507                    12,062
 03/31/1995          12,686                    12,224
 04/30/1995          12,959                    12,506
 05/31/1995          13,331                    12,904
 06/30/1995          13,436                    13,009
 07/31/1995          13,612                    13,138
 08/31/1995          13,713                    13,240
 09/30/1995          13,901                    13,394
 10/31/1995          14,100                    13,510
 11/30/1995          14,267                    13,646
 12/31/1995          14,504                    13,866
 01/31/1996          14,735                    14,070
 02/29/1996          14,747                    14,070
 03/31/1996          14,626                    14,025
 04/30/1996          14,686                    14,021
 05/31/1996          14,731                    14,112
 06/30/1996          14,787                    14,204
 07/31/1996          14,914                    14,295
 08/31/1996          15,153                    14,437
 09/30/1996          15,502                    14,760
 10/31/1996          15,652                    14,942
 11/30/1996          15,987                    15,242
 12/31/1996          16,142                    15,355
 01/31/1997          16,303                    15,472
 02/28/1997          16,550                    15,682
 03/31/1997          16,328                    15,468
 04/30/1997          16,498                    15,659
 05/31/1997          16,869                    16,001
 06/30/1997          17,113                    16,243
 07/31/1997          17,550                    16,685
 08/31/1997          17,539                    16,656
 09/30/1997          17,830                    16,927
 10/31/1997          17,843                    16,999
 11/30/1997          18,009                    17,150
 12/31/1997          18,209                    17,323
 01/31/1998          18,516                    17,579
 02/28/1998          18,611                    17,662
 03/31/1998          18,752                    17,815
 04/30/1998          18,795                    17,885
 05/31/1998          18,888                    18,019
 06/30/1998          19,022                    18,118
 07/31/1998          19,218                    18,231
 08/31/1998          18,441                    17,418
 09/30/1998          18,670                    17,532
 10/31/1998          18,479                    17,190
 11/30/1998          19,254                    17,997
 12/31/1998          19,331                    17,991
 01/31/1999          19,582                    18,190
 02/28/1999          19,416                    18,069
 03/31/1999          19,571                    18,271
 04/30/1999          19,892                    18,537
 05/31/1999          19,506                    18,354
 06/30/1999          19,496                    18,314
 07/31/1999          19,543                    18,337
 08/31/1999          19,461                    18,176
 09/30/1999          19,467                    18,152
 10/31/1999          19,438                    18,083
 11/30/1999          19,700                    18,298
 12/31/1999          19,796                    18,438
 01/31/2000          19,701                    18,350
 02/29/2000          19,743                    18,356
 03/31/2000          19,342                    18,071
 04/30/2000          19,379                    18,088
 05/31/2000          19,276                    17,896
 06/30/2000          19,638                    18,288
 07/31/2000          19,788                    18,378
 08/31/2000          20,069                    18,588
 09/30/2000          20,003                    18,422
 10/31/2000          19,588                    17,881
 11/30/2000          19,212                    17,250
 12/31/2000          19,622                    17,717
 01/31/2001          20,424                    18,823
 02/28/2001          20,634                    19,056
 03/31/2001          20,387                    18,710
 04/30/2001          20,230                    18,517
 05/31/2001          20,454                    18,803
 06/30/2001          20,129                    18,365
 07/31/2001          20,437                    18,636
 08/31/2001          20,607                    18,799
 09/30/2001          19,774                    17,666
 10/31/2001          20,207                    18,236
 11/30/2001          20,563                    18,831
 12/31/2001          20,524                    18,679
 01/31/2002          20,561                    18,772
 02/28/2002          20,355                    18,609
 03/31/2002          20,528                    19,017
 04/30/2002          20,707                    19,273
 05/31/2002          20,533                    19,244
 06/30/2002          19,500                    18,205
 07/31/2002          18,375                    17,559
 08/31/2002          19,119                    18,058
 09/30/2002          18,645                    17,819
 10/31/2002          18,785                    17,655
 11/30/2002          19,938                    18,681
 12/31/2002          20,275                    18,884
 01/31/2003          20,778                    19,299
 02/28/2003          21,083                    19,524
 03/31/2003          21,596                    19,963
 04/30/2003          22,678                    20,920
 05/31/2003          22,900                    21,061
 06/30/2003          23,344                    21,597
 07/31/2003          22,812                    21,256
 08/31/2003          23,172                    21,492
 09/30/2003          23,680                    22,033
 10/31/2003          24,101                    22,434
 11/30/2003          24,326                    22,719
 12/31/2003          24,980                    23,205
 01/31/2004          25,187                    23,505
 02/29/2004          25,061                    23,556
 03/31/2004          25,184                    23,765
 04/30/2004          24,940                    23,564
 05/31/2004          24,586                    23,186
 06/30/2004          24,876                    23,480
 07/31/2004          25,261                    23,850
 08/31/2004          25,777                    24,293
 09/30/2004          26,156                    24,621
 10/31/2004          26,673                    25,055
 11/30/2004          26,839                    25,208
 12/31/2004          27,233                    25,510
 01/31/2005          27,233                    25,529
 02/28/2005          27,617                    25,876
 03/31/2005          26,913                    25,183
 04/30/2005          26,730                    25,044
 05/31/2005          27,348                    25,500
 06/30/2005          27,777                    25,902
 07/31/2005          28,107                    26,207
 08/31/2005          28,268                    26,322
 09/30/2005          28,061                    26,122
 10/31/2005          27,859                    25,915
 11/30/2005          28,085                    26,126
 12/31/2005          28,376                    26,375
 01/31/2006          28,734                    26,661
 02/28/2006          29,028                    26,883
 03/31/2006          29,051                    26,952
 04/30/2006          29,077                    27,037
 05/31/2006          28,908                    26,962
 06/30/2006          28,784                    26,803
 07/31/2006          29,060                    27,037
 08/31/2006          29,473                    27,445
 09/30/2006          29,850                    27,799

Allocation Breakdown*

Corporate Bonds & Notes	84.3%
Short-Term Instruments	5.9%
Foreign Currency-Denominated Issues	4.6%
Bank Loan Obligations	3.2%
Convertible Bonds & Notes	1.2%
Other	0.8%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,027.50	$1,020.51
Expenses Paid During Period†	$4.63	$4.61

† Expenses are equal to the annualized expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	13

PIMCO Investment Grade Corporate Bond Fund
	Class D:	PBDDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities.

•	Above-index duration was positive for the Fund as U.S. interest rates fell during the second half of the six-month period.

•	An emphasis on BBB-rated issues detracted from relative performance, as higher-quality securities outperformed. However, a small allocation to below investment-grade names added to returns as high-yield bonds outperformed high-grade credits.

•	An overweight to energy detracted from relative performance due to negative sentiment towards this industry while the market focused on the comfortable supply situation.

•	Below-index exposure to consumer cyclicals benefited the Fund, particularly in the third quarter of 2006, as fears of a slowing consumer economy weighed upon the sector.

•	An overweight allocation to natural gas detracted from relative performance, especially in the second quarter of 2006, as unseasonably warm weather pruned earnings.

•	An above-index position in electric utility companies contributed to relative performance as these firms benefited from strengthened balance sheets and efficient operations.

•	An underweight of consumer non-cyclicals detracted from relative performance, as this sector remained relatively insulated from the risk of an economic downturn.

•	An above-index emphasis on banking contributed to relative performance as these entities performed well following an increase in fee income as a percentage of total revenue.

•	An overweight of communication companies detracted from relative returns as wireless and wireline firms faced intense competition and high levels of event risk.

•	An underweight allocation to securities of emerging market sovereigns detracted from relative performance as these securities benefited from declining interest rates in the U.S. and rating upgrades, which reflected continued fundamental strength.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Class D	3.74%	3.22%	6.45%	—	7.87%
Lehman Brothers Credit Investment Grade Index	4.10%	3.39%	5.80%	—	7.37%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	—	5.91%

* Cumulative return.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                  PIMCO Investment
                  Grade Corporate         Lehman Brothers Credit
                  Bond Fund Class D       Investment Grade Index
                  -----------------       ----------------------
    04/30/2000          $10,000                  $10,000
    05/31/2000           10,026                    9,963
    06/30/2000           10,250                   10,213
    07/31/2000           10,357                   10,337
    08/31/2000           10,515                   10,471
    09/30/2000           10,578                   10,527
    10/31/2000           10,614                   10,537
    11/30/2000           10,825                   10,674
    12/31/2000           11,099                   10,881
    01/31/2001           11,251                   11,179
    02/28/2001           11,434                   11,277
    03/31/2001           11,458                   11,346
    04/30/2001           11,328                   11,306
    05/31/2001           11,425                   11,410
    06/30/2001           11,435                   11,467
    07/31/2001           11,848                   11,766
    08/31/2001           12,054                   11,924
    09/30/2001           11,900                   11,906
    10/31/2001           12,142                   12,201
    11/30/2001           12,087                   12,095
    12/31/2001           12,058                   12,012
    01/31/2002           12,106                   12,114
    02/28/2002           12,213                   12,206
    03/31/2002           12,137                   11,980
    04/30/2002           12,353                   12,146
    05/31/2002           12,396                   12,307
    06/30/2002           12,432                   12,327
    07/31/2002           12,313                   12,321
    08/31/2002           12,788                   12,640
    09/30/2002           12,745                   12,880
    10/31/2002           12,835                   12,731
    11/30/2002           13,017                   12,896
    12/31/2002           13,386                   13,276
    01/31/2003           13,477                   13,319
    02/28/2003           13,727                   13,585
    03/31/2003           13,765                   13,595
    04/30/2003           14,122                   13,847
    05/31/2003           14,594                   14,283
    06/30/2003           14,558                   14,248
    07/31/2003           13,843                   13,641
    08/31/2003           13,991                   13,748
    09/30/2003           14,496                   14,228
    10/31/2003           14,406                   14,076
    11/30/2003           14,493                   14,141
    12/31/2003           14,716                   14,298
    01/31/2004           14,861                   14,443
    02/29/2004           15,040                   14,624
    03/31/2004           15,198                   14,766
    04/30/2004           14,725                   14,301
    05/31/2004           14,582                   14,200
    06/30/2004           14,654                   14,260
    07/31/2004           14,829                   14,436
    08/31/2004           15,203                   14,777
    09/30/2004           15,293                   14,860
    10/31/2004           15,469                   15,004
    11/30/2004           15,343                   14,853
    12/31/2004           15,535                   15,047
    01/31/2005           15,638                   15,166
    02/28/2005           15,550                   15,077
    03/31/2005           15,347                   14,889
    04/30/2005           15,546                   15,089
    05/31/2005           15,773                   15,300
    06/30/2005           15,913                   15,422
    07/31/2005           15,759                   15,267
    08/31/2005           16,006                   15,499
    09/30/2005           15,760                   15,267
    10/31/2005           15,571                   15,100
    11/30/2005           15,669                   15,192
    12/31/2005           15,863                   15,342
    01/31/2006           15,845                   15,311
    02/28/2006           15,911                   15,378
    03/31/2006           15,680                   15,162
    04/30/2006           15,641                   15,106
    05/31/2006           15,591                   15,080
    06/30/2006           15,558                   15,103
    07/31/2006           15,801                   15,325
    08/31/2006           16,112                   15,609
    09/30/2006           16,267                   15,783

Allocation Breakdown*

Banking & Finance	30.3%
Industrials	25.0%
Utilities	16.8%
Short-Term Instruments	14.8%
U.S. Government Agencies	7.5%
Other	5.6%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,037.43	$1,020.56
Expenses Paid During Period†	$4.60	$4.56

† Expenses are equal to the annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Low Duration Fund
	Class D:	PLDDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Extending duration over the benchmark added to returns as yields decreased during the third quarter.

•	Broader-than-benchmark maturity structure detracted from performance as the Fund emphasized short maturities where yields increased the least.

•	An emphasis on mortgage-backed securities was positive for returns. While the sector lagged Treasuries on a like-duration basis, positive security selection added to performance.

•	Corporate bonds were positive for performance as this sector outperformed Treasuries, benefiting from continued strength in the economy and investors’ demand for higher yielding securities.

•	Minimal exposure to high-quality emerging markets was slightly positive for performance as the sector rebounded after a sell-off early in the period, boosted by continued improvement in credit fundamentals and investors’ demand for higher-yielding securities.

•	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from returns. These positions underperformed comparable U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class D	2.59%	3.16%	3.16%	5.05%	6.44%
Merrill Lynch 1–3 Year Treasury Index	2.63%	3.74%	2.79%	4.79%	6.03%
Lipper Short Investment Grade Debt Fund Average	2.48%	3.59%	2.78%	4.46%	5.68%

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                            PIMCO Low Duration        Merrill Lynch 1-3 Year
                              Fund Class D               Treasury Index
                           --------------------        -------------------
     05/31/1987                $10,000                       $10,000
     06/30/1987                 10,091                        10,109
     07/31/1987                 10,125                        10,158
     08/31/1987                 10,121                        10,167
     09/30/1987                 10,094                        10,127
     10/31/1987                 10,254                        10,351
     11/30/1987                 10,367                        10,414
     12/31/1987                 10,425                        10,480
     01/31/1988                 10,595                        10,648
     02/29/1988                 10,669                        10,735
     03/31/1988                 10,733                        10,756
     04/30/1988                 10,775                        10,772
     05/31/1988                 10,797                        10,756
     06/30/1988                 10,895                        10,868
     07/31/1988                 10,950                        10,876
     08/31/1988                 10,991                        10,899
     09/30/1988                 11,090                        11,026
     10/31/1988                 11,190                        11,136
     11/30/1988                 11,201                        11,106
     12/31/1988                 11,248                        11,132
     01/31/1989                 11,339                        11,219
     02/28/1989                 11,354                        11,219
     03/31/1989                 11,395                        11,270
     04/30/1989                 11,527                        11,443
     05/31/1989                 11,761                        11,614
     06/30/1989                 12,015                        11,831
     07/31/1989                 12,188                        12,006
     08/31/1989                 12,128                        11,932
     09/30/1989                 12,187                        12,003
     10/31/1989                 12,345                        12,184
     11/30/1989                 12,454                        12,299
     12/31/1989                 12,513                        12,348
     01/31/1990                 12,502                        12,358
     02/28/1990                 12,585                        12,416
     03/31/1990                 12,649                        12,457
     04/30/1990                 12,637                        12,482
     05/31/1990                 12,847                        12,673
     06/30/1990                 12,982                        12,806
     07/31/1990                 13,121                        12,966
     08/31/1990                 13,143                        13,005
     09/30/1990                 13,212                        13,111
     10/31/1990                 13,304                        13,255
     11/30/1990                 13,460                        13,386
     12/31/1990                 13,601                        13,548
     01/31/1991                 13,724                        13,672
     02/28/1991                 13,829                        13,754
     03/31/1991                 13,943                        13,846
     04/30/1991                 14,109                        13,977
     05/31/1991                 14,216                        14,062
     06/30/1991                 14,302                        14,119
     07/31/1991                 14,457                        14,242
     08/31/1991                 14,661                        14,437
     09/30/1991                 14,848                        14,593
     10/31/1991                 14,973                        14,750
     11/30/1991                 15,132                        14,903
     12/31/1991                 15,383                        15,131
     01/31/1992                 15,392                        15,107
     02/29/1992                 15,465                        15,160
     03/31/1992                 15,469                        15,154
     04/30/1992                 15,574                        15,293
     05/31/1992                 15,729                        15,432
     06/30/1992                 15,872                        15,590
     07/31/1992                 16,078                        15,765
     08/31/1992                 16,181                        15,903
     09/30/1992                 16,338                        16,055
     10/31/1992                 16,340                        15,959
     11/30/1992                 16,345                        15,933
     12/31/1992                 16,511                        16,084
     01/31/1993                 16,663                        16,251
     02/28/1993                 16,856                        16,390
     03/31/1993                 16,947                        16,439
     04/30/1993                 17,024                        16,541
     05/31/1993                 17,039                        16,495
     06/30/1993                 17,204                        16,616
     07/31/1993                 17,259                        16,655
     08/31/1993                 17,423                        16,800
     09/30/1993                 17,486                        16,855
     10/31/1993                 17,603                        16,888
     11/30/1993                 17,616                        16,892
     12/31/1993                 17,735                        16,954
     01/31/1994                 17,828                        17,063
     02/28/1994                 17,747                        16,954
     03/31/1994                 17,666                        16,870
     04/30/1994                 17,604                        16,810
     05/31/1994                 17,581                        16,834
     06/30/1994                 17,613                        16,884
     07/31/1994                 17,773                        17,029
     08/31/1994                 17,844                        17,089
     09/30/1994                 17,814                        17,050
     10/31/1994                 17,808                        17,088
     11/30/1994                 17,808                        17,012
     12/31/1994                 17,794                        17,050
     01/31/1995                 17,954                        17,288
     02/28/1995                 18,177                        17,525
     03/31/1995                 18,246                        17,623
     04/30/1995                 18,470                        17,780
     05/31/1995                 18,801                        18,091
     06/30/1995                 18,893                        18,188
     07/31/1995                 18,895                        18,263
     08/31/1995                 19,095                        18,372
     09/30/1995                 19,261                        18,461
     10/31/1995                 19,402                        18,617
     11/30/1995                 19,623                        18,782
     12/31/1995                 19,851                        18,926
     01/31/1996                 19,992                        19,087
     02/29/1996                 19,858                        19,006
     03/31/1996                 19,844                        18,989
     04/30/1996                 19,848                        19,005
     05/31/1996                 19,862                        19,044
     06/30/1996                 20,058                        19,181
     07/31/1996                 20,121                        19,256
     08/31/1996                 20,215                        19,323
     09/30/1996                 20,496                        19,498
     10/31/1996                 20,787                        19,717
     11/30/1996                 21,064                        19,868
     12/31/1996                 21,003                        19,868
     01/31/1997                 21,173                        19,962
     02/28/1997                 21,253                        20,007
     03/31/1997                 21,162                        20,000
     04/30/1997                 21,414                        20,163
     05/31/1997                 21,589                        20,301
     06/30/1997                 21,753                        20,440
     07/31/1997                 22,099                        20,665
     08/31/1997                 22,081                        20,684
     09/30/1997                 22,271                        20,841
     10/31/1997                 22,432                        20,996
     11/30/1997                 22,492                        21,047
     12/31/1997                 22,661                        21,191
     01/31/1998                 22,829                        21,396
     02/28/1998                 22,902                        21,415
     03/31/1998                 22,996                        21,502
     04/30/1998                 23,113                        21,603
     05/31/1998                 23,256                        21,718
     06/30/1998                 23,307                        21,831
     07/31/1998                 23,412                        21,933
     08/31/1998                 23,499                        22,209
     09/30/1998                 23,971                        22,503
     10/31/1998                 23,930                        22,613
     11/30/1998                 24,064                        22,594
     12/31/1998                 24,206                        22,673
     01/31/1999                 24,308                        22,763
     02/28/1999                 24,174                        22,652
     03/31/1999                 24,375                        22,810
     04/30/1999                 24,497                        22,883
     05/31/1999                 24,414                        22,868
     06/30/1999                 24,421                        22,940
     07/31/1999                 24,419                        23,012
     08/31/1999                 24,431                        23,079
     09/30/1999                 24,609                        23,229
     10/31/1999                 24,705                        23,291
     11/30/1999                 24,806                        23,335
     12/31/1999                 24,849                        23,368
     01/31/2000                 24,814                        23,359
     02/29/2000                 24,987                        23,515
     03/31/2000                 25,165                        23,661
     04/30/2000                 25,215                        23,722
     05/31/2000                 25,286                        23,820
     06/30/2000                 25,584                        24,067
     07/31/2000                 25,733                        24,219
     08/31/2000                 26,013                        24,398
     09/30/2000                 26,138                        24,573
     10/31/2000                 26,133                        24,705
     11/30/2000                 26,331                        24,939
     12/31/2000                 26,674                        25,236
     01/31/2001                 27,103                        25,552
     02/28/2001                 27,230                        25,718
     03/31/2001                 27,451                        25,933
     04/30/2001                 27,525                        26,002
     05/31/2001                 27,743                        26,149
     06/30/2001                 27,806                        26,238
     07/31/2001                 28,273                        26,532
     08/31/2001                 28,440                        26,685
     09/30/2001                 28,716                        27,124
     10/31/2001                 29,081                        27,380
     11/30/2001                 28,778                        27,321
     12/31/2001                 28,715                        27,331
     01/31/2002                 28,979                        27,386
     02/28/2002                 29,208                        27,519
     03/31/2002                 28,977                        27,333
     04/30/2002                 29,360                        27,638
     05/31/2002                 29,545                        27,749
     06/30/2002                 29,639                        27,982
     07/31/2002                 29,767                        28,323
     08/31/2002                 30,062                        28,420
     09/30/2002                 30,227                        28,655
     10/31/2002                 30,375                        28,720
     11/30/2002                 30,469                        28,634
     12/31/2002                 30,817                        28,903
     01/31/2003                 30,900                        28,900
     02/28/2003                 31,156                        29,020
     03/31/2003                 31,222                        29,073
     04/30/2003                 31,378                        29,128
     05/31/2003                 31,532                        29,237
     06/30/2003                 31,617                        29,282
     07/31/2003                 31,095                        29,122
     08/31/2003                 31,219                        29,142
     09/30/2003                 31,588                        29,406
     10/31/2003                 31,442                        29,297
     11/30/2003                 31,471                        29,282
     12/31/2003                 31,631                        29,452
     01/31/2004                 31,736                        29,512
     02/29/2004                 31,898                        29,653
     03/31/2004                 31,977                        29,746
     04/30/2004                 31,718                        29,459
     05/31/2004                 31,699                        29,431
     06/30/2004                 31,744                        29,429
     07/31/2004                 31,893                        29,536
     08/31/2004                 32,157                        29,740
     09/30/2004                 32,135                        29,714
     10/31/2004                 32,276                        29,804
     11/30/2004                 32,205                        29,657
     12/31/2004                 32,286                        29,719
     01/31/2005                 32,244                        29,709
     02/28/2005                 32,192                        29,641
     03/31/2005                 32,163                        29,643
     04/30/2005                 32,366                        29,809
     05/31/2005                 32,473                        29,921
     06/30/2005                 32,518                        29,980
     07/31/2005                 32,440                        29,895
     08/31/2005                 32,658                        30,081
     09/30/2005                 32,527                        30,006
     10/31/2005                 32,454                        30,003
     11/30/2005                 32,518                        30,099
     12/31/2005                 32,683                        30,214
     01/31/2006                 32,752                        30,265
     02/28/2006                 32,786                        30,289
     03/31/2006                 32,708                        30,331
     04/30/2006                 32,845                        30,426
     05/31/2006                 32,858                        30,472
     06/30/2006                 32,809                        30,528
     07/31/2006                 33,117                        30,752
     08/31/2006                 33,398                        30,968
     09/30/2006                 33,552                        31,129

Allocation Breakdown*

Short-Term Instruments	40.7%
U.S. Government Agencies	25.5%
Corporate Bonds & Notes	14.6%
Mortgage-Backed Securities	13.5%
Asset-Backed Securities	4.3%
Other	1.4%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,025.89	$1,021.31
Expenses Paid During Period†	$3.81	$3.80

† Expenses are equal to the annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	15

PIMCO Short-Term Fund
	Class D:	PSHDX

Portfolio Insights

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised interest rates an additional 0.50% during the first part of the six-month period. This was partially offset by positive returns when the Federal Reserve paused later in the six-month period.

•	The Fund’s curve-steepening bias detracted from performance as the yield curve flattened. Three-month rates increased 0.20% while intermediate rates fell nearly 0.20%, during the six-month period.

•	An emphasis on mortgage-backed securities was a positive contributor to performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

•	Exposure to corporates slightly added to performance as the yield advantage was offset by a slight widening in spreads. Corporates had strong credit fundamentals supported by solid corporate earnings.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yield and collateral protection.

•	Currency strategies modestly added to performance as gains from appreciation in the euro versus the U.S. dollar were slightly offset by a weakening Japanese yen.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class D	2.23%	3.77%	2.49%	4.26%	5.19%
Citigroup 3-Month Treasury Bill Index	2.41%	4.41%	2.22%	3.68%	4.62%
Lipper Ultra-Short Obligations Fund Average	2.44%	4.10%	2.36%	4.15%	4.64%

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

               PIMCO Short Term
                 Fund Class D          Citigroup 3-Month Treasury Bill Index
              ------------------       -------------------------------------
10/31/1987           $10,000                         $10,000
11/30/1987            10,056                          10,048
12/31/1987            10,114                          10,095
01/31/1988            10,181                          10,142
02/29/1988            10,222                          10,190
03/31/1988            10,276                          10,238
04/30/1988            10,330                          10,287
05/31/1988            10,386                          10,340
06/30/1988            10,443                          10,395
07/31/1988            10,495                          10,452
08/31/1988            10,560                          10,513
09/30/1988            10,627                          10,576
10/31/1988            10,718                          10,640
11/30/1988            10,787                          10,707
12/31/1988            10,849                          10,777
01/31/1989            10,925                          10,850
02/28/1989            11,000                          10,926
03/31/1989            11,093                          11,005
04/30/1989            11,176                          11,087
05/31/1989            11,275                          11,170
06/30/1989            11,358                          11,248
07/31/1989            11,452                          11,326
08/31/1989            11,511                          11,403
09/30/1989            11,588                          11,477
10/31/1989            11,695                          11,555
11/30/1989            11,771                          11,630
12/31/1989            11,837                          11,707
01/31/1990            11,892                          11,784
02/28/1990            11,964                          11,855
03/31/1990            12,042                          11,934
04/30/1990            12,090                          12,012
05/31/1990            12,202                          12,094
06/30/1990            12,280                          12,172
07/31/1990            12,364                          12,253
08/31/1990            12,428                          12,333
09/30/1990            12,509                          12,408
10/31/1990            12,603                          12,486
11/30/1990            12,702                          12,560
12/31/1990            12,803                          12,634
01/31/1991            12,893                          12,706
02/28/1991            12,962                          12,768
03/31/1991            13,020                          12,834
04/30/1991            13,100                          12,896
05/31/1991            13,172                          12,959
06/30/1991            13,219                          13,019
07/31/1991            13,296                          13,081
08/31/1991            13,379                          13,142
09/30/1991            13,452                          13,201
10/31/1991            13,528                          13,259
11/30/1991            13,561                          13,311
12/31/1991            13,615                          13,361
01/31/1992            13,665                          13,407
02/29/1992            13,691                          13,449
03/31/1992            13,716                          13,495
04/30/1992            13,772                          13,539
05/31/1992            13,814                          13,583
06/30/1992            13,868                          13,625
07/31/1992            13,923                          13,666
08/31/1992            13,958                          13,705
09/30/1992            13,994                          13,739
10/31/1992            14,008                          13,774
11/30/1992            14,025                          13,808
12/31/1992            14,066                          13,845
01/31/1993            14,112                          13,882
02/28/1993            14,149                          13,914
03/31/1993            14,214                          13,949
04/30/1993            14,262                          13,983
05/31/1993            14,318                          14,019
06/30/1993            14,374                          14,054
07/31/1993            14,425                          14,091
08/31/1993            14,463                          14,127
09/30/1993            14,499                          14,163
10/31/1993            14,550                          14,199
11/30/1993            14,604                          14,235
12/31/1993            14,672                          14,273
01/31/1994            14,697                          14,310
02/28/1994            14,713                          14,345
03/31/1994            14,690                          14,385
04/30/1994            14,713                          14,428
05/31/1994            14,724                          14,476
06/30/1994            14,791                          14,525
07/31/1994            14,861                          14,578
08/31/1994            14,919                          14,632
09/30/1994            14,935                          14,687
10/31/1994            14,974                          14,747
11/30/1994            14,986                          14,809
12/31/1994            15,050                          14,878
01/31/1995            15,126                          14,947
02/28/1995            15,265                          15,013
03/31/1995            15,298                          15,087
04/30/1995            15,462                          15,159
05/31/1995            15,618                          15,234
06/30/1995            15,670                          15,306
07/31/1995            15,764                          15,380
08/31/1995            15,836                          15,453
09/30/1995            15,984                          15,523
10/31/1995            16,099                          15,594
11/30/1995            16,248                          15,663
12/31/1995            16,386                          15,734
01/31/1996            16,465                          15,805
02/29/1996            16,495                          15,870
03/31/1996            16,548                          15,937
04/30/1996            16,625                          16,003
05/31/1996            16,712                          16,071
06/30/1996            16,804                          16,139
07/31/1996            16,851                          16,209
08/31/1996            16,957                          16,280
09/30/1996            17,120                          16,350
10/31/1996            17,257                          16,421
11/30/1996            17,412                          16,490
12/31/1996            17,480                          16,561
01/31/1997            17,583                          16,633
02/28/1997            17,662                          16,698
03/31/1997            17,671                          16,770
04/30/1997            17,772                          16,842
05/31/1997            17,900                          16,916
06/30/1997            18,018                          16,987
07/31/1997            18,158                          17,061
08/31/1997            18,213                          17,134
09/30/1997            18,335                          17,207
10/31/1997            18,377                          17,282
11/30/1997            18,460                          17,355
12/31/1997            18,563                          17,430
01/31/1998            18,673                          17,507
02/28/1998            18,738                          17,576
03/31/1998            18,863                          17,654
04/30/1998            18,950                          17,729
05/31/1998            19,036                          17,806
06/30/1998            19,100                          17,879
07/31/1998            19,215                          17,955
08/31/1998            19,223                          18,031
09/30/1998            19,351                          18,105
10/31/1998            19,425                          18,178
11/30/1998            19,491                          18,245
12/31/1998            19,573                          18,312
01/31/1999            19,649                          18,380
02/28/1999            19,730                          18,443
03/31/1999            19,870                          18,514
04/30/1999            19,961                          18,582
05/31/1999            19,965                          18,653
06/30/1999            20,035                          18,723
07/31/1999            20,105                          18,796
08/31/1999            20,171                          18,870
09/30/1999            20,262                          18,944
10/31/1999            20,360                          19,021
11/30/1999            20,455                          19,098
12/31/1999            20,537                          19,180
01/31/2000            20,584                          19,264
02/29/2000            20,704                          19,346
03/31/2000            20,838                          19,437
04/30/2000            20,915                          19,528
05/31/2000            21,028                          19,624
06/30/2000            21,159                          19,716
07/31/2000            21,269                          19,811
08/31/2000            21,403                          19,909
09/30/2000            21,527                          20,008
10/31/2000            21,622                          20,113
11/30/2000            21,797                          20,216
12/31/2000            21,971                          20,322
01/31/2001            22,123                          20,427
02/28/2001            22,269                          20,515
03/31/2001            22,369                          20,606
04/30/2001            22,434                          20,685
05/31/2001            22,609                          20,760
06/30/2001            22,647                          20,827
07/31/2001            22,803                          20,892
08/31/2001            22,883                          20,956
09/30/2001            22,986                          21,016
10/31/2001            23,071                          21,071
11/30/2001            23,104                          21,116
12/31/2001            23,143                          21,153
01/31/2002            23,194                          21,186
02/28/2002            23,222                          21,214
03/31/2002            23,219                          21,246
04/30/2002            23,270                          21,276
05/31/2002            23,324                          21,308
06/30/2002            23,305                          21,338
07/31/2002            23,193                          21,369
08/31/2002            23,346                          21,400
09/30/2002            23,400                          21,429
10/31/2002            23,459                          21,459
11/30/2002            23,658                          21,487
12/31/2002            23,736                          21,512
01/31/2003            23,836                          21,536
02/28/2003            23,950                          21,556
03/31/2003            23,988                          21,577
04/30/2003            24,072                          21,598
05/31/2003            24,133                          21,619
06/30/2003            24,162                          21,639
07/31/2003            24,075                          21,657
08/31/2003            24,103                          21,675
09/30/2003            24,226                          21,692
10/31/2003            24,209                          21,709
11/30/2003            24,212                          21,726
12/31/2003            24,280                          21,743
01/31/2004            24,302                          21,761
02/29/2004            24,367                          21,777
03/31/2004            24,416                          21,794
04/30/2004            24,365                          21,811
05/31/2004            24,384                          21,828
06/30/2004            24,406                          21,846
07/31/2004            24,433                          21,867
08/31/2004            24,482                          21,890
09/30/2004            24,509                          21,916
10/31/2004            24,563                          21,946
11/30/2004            24,595                          21,977
12/31/2004            24,636                          22,013
01/31/2005            24,673                          22,053
02/28/2005            24,686                          22,091
03/31/2005            24,708                          22,138
04/30/2005            24,779                          22,186
05/31/2005            24,854                          22,239
06/30/2005            24,884                          22,291
07/31/2005            24,943                          22,347
08/31/2005            25,031                          22,407
09/30/2005            25,048                          22,468
10/31/2005            25,062                          22,534
11/30/2005            25,107                          22,601
12/31/2005            25,213                          22,674
01/31/2006            25,312                          22,750
02/28/2006            25,361                          22,822
03/31/2006            25,425                          22,906
04/30/2006            25,529                          22,991
05/31/2006            25,593                          23,082
06/30/2006            25,637                          23,171
07/31/2006            25,773                          23,266
08/31/2006            25,897                          23,363
09/30/2006            25,993                          23,459

Allocation Breakdown*

Short-Term Instruments	55.5%
Corporate Bonds & Notes	18.3%
U.S. Government Agencies	10.7%
Mortgage-Backed Securities	7.5%
Asset-Backed Securities	7.1%
Other	0.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,022.27	$1,021.31
Expenses Paid During Period†	$3.80	$3.80

† Expenses are equal to the annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Total Return Mortgage Fund
	Class D:	PTMDX

Portfolio Insights

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Duration positioning above the index added to returns as the ten-year Treasury yield declined during the period.

•	An overweight to premium 30-year conventional mortgages was negative for performance as they underperformed the mortgage-backed securities (“MBS”) Index.

•	A modest underweight to 30-year GNMA mortgages contributed to relative returns as they underperformed.

•	A bias toward a steepening yield curve in the Fund detracted from performance as short interest rates rose and longer rates fell during the period.

•	Exposure to floating rate asset-backed securities (“ABS”) contributed positively to returns as they outpaced the mortgage index.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class D	3.61%	3.87%	4.70%	—	6.29%
Lehman Brothers Mortgage Index	3.64%	4.19%	4.53%	—	5.89%
Lipper U.S. Mortgage Fund Average	3.22%	3.48%	3.88%	—	5.13%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please see page 4 for more information.

Cumulative Returns Through September 30, 2006

                 PIMCO Total Return      Lehman Brothers
                Mortgage Fund Class D     Mortgage Index
                ---------------------     --------------
    07/31/1997          $10,000              $10,000
    08/31/1997           10,007                9,976
    09/30/1997           10,162               10,103
    10/31/1997           10,310               10,215
    11/30/1997           10,356               10,248
    12/31/1997           10,475               10,342
    01/31/1998           10,587               10,445
    02/28/1998           10,604               10,467
    03/31/1998           10,641               10,511
    04/30/1998           10,711               10,571
    05/31/1998           10,801               10,641
    06/30/1998           10,869               10,692
    07/31/1998           10,910               10,746
    08/31/1998           11,038               10,843
    09/30/1998           11,160               10,974
    10/31/1998           11,113               10,960
    11/30/1998           11,159               11,014
    12/31/1998           11,187               11,061
    01/31/1999           11,253               11,140
    02/28/1999           11,192               11,096
    03/31/1999           11,262               11,171
    04/30/1999           11,315               11,222
    05/31/1999           11,252               11,159
    06/30/1999           11,237               11,120
    07/31/1999           11,193               11,045
    08/31/1999           11,184               11,044
    09/30/1999           11,324               11,223
    10/31/1999           11,386               11,288
    11/30/1999           11,439               11,294
    12/31/1999           11,411               11,267
    01/31/2000           11,335               11,169
    02/29/2000           11,502               11,298
    03/31/2000           11,653               11,422
    04/30/2000           11,611               11,430
    05/31/2000           11,603               11,435
    06/30/2000           11,817               11,680
    07/31/2000           11,931               11,755
    08/31/2000           12,126               11,933
    09/30/2000           12,245               12,056
    10/31/2000           12,327               12,143
    11/30/2000           12,523               12,326
    12/31/2000           12,759               12,524
    01/31/2001           12,957               12,719
    02/28/2001           13,075               12,792
    03/31/2001           13,135               12,866
    04/30/2001           13,127               12,884
    05/31/2001           13,252               12,970
    06/30/2001           13,294               12,997
    07/31/2001           13,587               13,228
    08/31/2001           13,706               13,345
    09/30/2001           13,901               13,545
    10/31/2001           14,114               13,732
    11/30/2001           14,012               13,605
    12/31/2001           13,978               13,554
    01/31/2002           14,115               13,679
    02/28/2002           14,264               13,835
    03/31/2002           14,111               13,688
    04/30/2002           14,380               13,948
    05/31/2002           14,462               14,049
    06/30/2002           14,597               14,165
    07/31/2002           14,782               14,327
    08/31/2002           14,924               14,440
    09/30/2002           15,027               14,543
    10/31/2002           15,072               14,598
    11/30/2002           15,081               14,588
    12/31/2002           15,241               14,740
    01/31/2003           15,279               14,776
    02/28/2003           15,376               14,875
    03/31/2003           15,391               14,876
    04/30/2003           15,462               14,939
    05/31/2003           15,519               14,951
    06/30/2003           15,572               14,975
    07/31/2003           15,170               14,695
    08/31/2003           15,420               14,799
    09/30/2003           15,652               15,052
    10/31/2003           15,639               14,999
    11/30/2003           15,664               15,031
    12/31/2003           15,822               15,192
    01/31/2004           15,905               15,287
    02/29/2004           16,035               15,416
    03/31/2004           16,081               15,484
    04/30/2004           15,831               15,208
    05/31/2004           15,801               15,175
    06/30/2004           15,917               15,309
    07/31/2004           16,105               15,446
    08/31/2004           16,328               15,685
    09/30/2004           16,362               15,708
    10/31/2004           16,468               15,835
    11/30/2004           16,414               15,795
    12/31/2004           16,537               15,907
    01/31/2005           16,634               15,991
    02/28/2005           16,561               15,917
    03/31/2005           16,510               15,888
    04/30/2005           16,690               16,064
    05/31/2005           16,808               16,190
    06/30/2005           16,871               16,249
    07/31/2005           16,810               16,167
    08/31/2005           16,956               16,311
    09/30/2005           16,837               16,225
    10/31/2005           16,682               16,112
    11/30/2005           16,736               16,164
    12/31/2005           16,877               16,322
    01/31/2006           16,945               16,375
    02/28/2006           17,032               16,451
    03/31/2006           16,880               16,312
    04/30/2006           16,895               16,313
    05/31/2006           16,826               16,282
    06/30/2006           16,858               16,313
    07/31/2006           17,111               16,547
    08/31/2006           17,356               16,788
    09/30/2006           17,488               16,905

Allocation Breakdown*

U.S. Government Agencies	76.2%
Short-Term Instruments	10.6%
Mortgage-Backed Securities	7.9%
Asset-Backed Securities	5.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,036.10	$1,020.56
Expenses Paid During Period†	$4.59	$4.56

† Expenses are equal to the annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	17

Benchmark Descriptions

Index	Description

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index.

33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained Index and JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

18	PIMCO Funds

Index	Description

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Merrill Lynch 1–3 Year Treasury Index	Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

Semiannual Report	September 30, 2006	19

Schedule of Investments   Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 33.4%

BANKING & FINANCE 20.2%
American Express Centurion Bank
5.390% due 04/17/2009	$10,000	$10,009

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,531

Banco Nacional de Desenvolvimento Economico e Social
5.873% due 06/16/2008	2,400	2,367

Banco Santander Chile
5.740% due 12/09/2009	12,000	12,041

Bank of America Corp.
5.378% due 09/25/2009	23,000	23,013

Bank of America N.A.
5.485% due 07/25/2008	13,600	13,609

Banque Centrale de Tunisie
7.500% due 09/19/2007	12,650	12,941

Bear Stearns Cos., Inc.
5.715% due 01/31/2011	13,500	13,537

Caterpillar Financial Services Corp.
5.454% due 08/11/2009	9,000	9,004
5.460% due 03/10/2009	7,100	7,112
5.470% due 05/18/2009	13,200	13,218

Charter One Bank N.A.
5.540% due 04/24/2009	9,000	9,010

CIT Group Holdings, Inc.
5.635% due 01/30/2009	22,200	22,262

CIT Group, Inc.
5.460% due 12/19/2007	17,500	17,525

Citigroup, Inc.
5.500% due 05/18/2011	8,900	8,910
5.560% due 05/18/2010	12,800	12,851

Export-Import Bank of Korea
4.125% due 02/10/2009	2,400	2,345
4.250% due 11/06/2008	1,350	1,324
4.250% due 11/27/2007	20,700	20,433
4.500% due 08/12/2009	5,100	4,994

General Electric Capital Corp.
5.510% due 12/15/2009	13,400	13,449

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	8,600	8,613
5.479% due 06/23/2009	9,000	9,009
5.536% due 11/10/2008	11,700	11,721
5.585% due 07/29/2008	18,900	18,940
5.591% due 03/02/2010	14,500	14,539

HBOS Treasury Services PLC
5.547% due 07/17/2009	13,500	13,513

HSBC Finance Corp.
5.520% due 09/15/2008	13,000	13,039
5.696% due 11/16/2009	8,700	8,754
6.538% due 11/13/2007	5,800	5,858

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	506

Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008	4,700	4,769

International Lease Finance Corp.
5.620% due 05/24/2010	9,000	9,027
5.840% due 04/20/2009	3,900	3,919
5.907% due 01/15/2010	5,000	5,040

John Deere Capital Corp.
5.399% due 07/15/2008	9,000	9,003
5.557% due 04/15/2008	12,010	12,019

JPMorgan Chase & Co.
5.698% due 10/02/2009	8,100	8,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	$22,000	$22,014
5.599% due 12/23/2010	5,900	5,916
5.601% due 10/22/2008	6,500	6,511
5.601% due 01/23/2009	9,000	9,015

Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007	19,000	19,132

MBNA Europe Funding PLC
5.490% due 09/07/2007	3,300	3,304

Merrill Lynch & Co., Inc.
5.490% due 06/16/2008	3,000	3,006
5.492% due 08/14/2009	11,700	11,709
5.575% due 01/30/2009	9,500	9,514

Mirage Resorts, Inc.
6.750% due 08/01/2007	2,300	2,323
6.750% due 02/01/2008	1,350	1,365
7.250% due 10/15/2006	1,600	1,600

Morgan Stanley
5.550% due 02/09/2009	9,000	9,016
5.751% due 01/22/2009	7,400	7,408

National Australia Bank Ltd.
5.430% due 09/11/2009	23,400	23,415

Pemex Finance Ltd.
9.690% due 08/15/2009	7,583	8,215

Petroleum Export Ltd.
4.633% due 06/15/2010	1,150	1,135
5.265% due 06/15/2011	4,365	4,245

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	8,500	8,509

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	15,000	15,023

SLM Corp.
5.625% due 07/27/2009	17,900	17,931

UBS Luxembourg S.A. for Sberbank
7.240% due 10/24/2006	12,500	12,581

Universal City Florida Holding Co. I
10.239% due 05/01/2010	6,500	6,711

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	42,900	43,096
8.385% due 07/30/2007	3,000	3,070

Wachovia Bank N.A.
5.460% due 05/25/2010	9,000	9,009
5.461% due 12/02/2010	9,000	9,012

Wachovia Corp.
5.510% due 03/15/2011	9,000	9,020

Wells Fargo & Co.
5.449% due 03/23/2010	26,400	26,438

		702,137

INDUSTRIALS 9.5%
ABN AMRO Bank Luxemburg SA for OJSC Oil Co. Rosneft
12.750% due 11/20/2006	3,200	3,243

Allied Waste North America, Inc.
8.500% due 12/01/2008	2,300	2,421

Anadarko Petroleum Corp.
5.790% due 09/15/2009	22,900	22,946

Cablevision Systems Corp.
9.620% due 04/01/2009	5,000	5,344

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	900	985

Cisco Systems, Inc.
5.479% due 02/20/2009	2,700	2,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Comcast Corp.
5.800% due 07/14/2009	$9,000	$9,022

Cox Communications, Inc.
5.940% due 12/14/2007	9,000	9,046

CSC Holdings, Inc.
7.875% due 12/15/2007	4,100	4,172

CSN Iron S.A.
9.125% due 06/01/2007	3,700	3,776

CSN Islands VII Corp.
10.750% due 09/12/2008	2,300	2,493

DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	8,500	8,510
5.918% due 08/03/2009	9,300	9,300

EchoStar DBS Corp.
5.750% due 10/01/2008	8,750	8,695

El Paso Corp.
6.950% due 12/15/2007	4,700	4,770
7.625% due 08/16/2007	1,300	1,323
7.625% due 09/01/2008	2,300	2,366

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,298	2,528

Enersis S.A.
6.900% due 12/01/2006	2,000	2,002

FedEx Corp.
5.579% due 08/08/2007	5,900	5,910

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	7,192	7,390

HCA, Inc.
7.000% due 07/01/2007	2,700	2,727

Hewlett-Packard Co.
5.524% due 05/22/2009	1,700	1,703

Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,035

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,391

Host Marriott LP
9.250% due 10/01/2007	11,800	12,228

Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012	3,000	3,056

JC Penney Corp., Inc.
7.600% due 04/01/2007	2,108	2,129

Mandalay Resort Group
10.250% due 08/01/2007	7,400	7,678

MGM Mirage
9.750% due 06/01/2007	15,350	15,791

Oracle Corp.
5.730% due 01/13/2009	9,000	9,017

Pemex Project Funding Master Trust
7.307% due 10/15/2009	10,200	10,554
8.500% due 02/15/2008	11,120	11,529
8.850% due 09/15/2007	13,110	13,536
9.375% due 12/02/2008	300	323

Qwest Communications International, Inc.
8.905% due 02/15/2009	5,900	6,040

Reynolds American, Inc.
6.500% due 06/01/2007	1,600	1,612

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,075

Safeway, Inc.
5.718% due 03/27/2009	2,000	2,004

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	14,725	15,083

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007	$18,500	$18,939

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	15,870	16,798

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	5,600	5,601

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,337

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	3,222	3,174

Transocean, Inc.
5.591% due 09/05/2008	9,000	9,005

United Technologies Corp.
5.470% due 06/01/2009	1,700	1,702

Walt Disney Co.
5.490% due 09/10/2009	19,000	19,024

Williams Cos., Inc.
5.935% due 02/16/2007	1,600	1,604

Xerox Corp.
6.160% due 12/18/2009	3,600	3,627

		328,271

UTILITIES 3.7%
America Movil S.A. de C.V.
6.115% due 04/27/2007	10,000	10,025

AT&T, Inc.
4.214% due 06/05/2007	8,900	8,850
5.495% due 05/15/2008	6,200	6,207
5.612% due 11/14/2008	4,600	4,615

BellSouth Corp.
5.580% due 08/15/2008	15,300	15,311

CMS Energy Corp.
7.500% due 01/15/2009	900	932
8.900% due 07/15/2008	1,400	1,473
9.875% due 10/15/2007	1,500	1,565

Deutsche Telekom International Finance BV
5.569% due 03/23/2009	3,300	3,304

Dominion Resources, Inc.
5.664% due 09/28/2007	4,800	4,803

Entergy Gulf States, Inc.
6.140% due 12/08/2008	6,300	6,315

FirstEnergy Corp.
5.500% due 11/15/2006	480	480

Florida Power Corp.
5.802% due 11/14/2008	8,400	8,418

Korea Electric Power Corp.
4.250% due 09/12/2007	7,250	7,167
6.140% due 12/20/2007	1,200	1,209

Qwest Corp.
5.625% due 11/15/2008	2,900	2,893

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	3,990	3,876

Rogers Wireless, Inc.
8.515% due 12/15/2010	5,000	5,100

Romanian Thermal Power Plants
9.317% due 12/23/2007	8,271	8,499

Telefonica Emisones SAU
5.690% due 06/19/2009	5,000	5,007

Verizon Global Funding Corp.
5.535% due 08/15/2007	9,500	9,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vodafone Group PLC
5.427% due 06/29/2007	$13,500	$13,502

		129,060

Total Corporate Bonds & Notes (Cost $1,157,101)		1,159,468

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
5.632% due 09/01/2044	5,419	5,453

Freddie Mac
4.500% due 04/15/2019	815	810
5.590% due 08/25/2031	732	735
5.610% due 09/25/2031	762	764
5.632% due 02/25/2045	6,165	6,128
5.680% due 12/15/2030	1,414	1,417

Total U.S. Government Agencies (Cost $15,341)		15,307

MORTGAGE-BACKED SECURITIES 2.4%
Commercial Mortgage Pass-Through Certificates
5.430% due 04/15/2017	3,841	3,843

Countrywide Alternative Loan Trust
5.400% due 10/25/2046	5,848	5,853

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	778	780

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	3,603	3,610

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	8,960	8,955

Sequoia Mortgage Trust
4.082% due 04/20/2035	1,034	1,015

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	5,880	5,881
5.520% due 06/25/2036	1,388	1,389
5.550% due 05/25/2036	4,401	4,408

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	14,805	14,791

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	23,100	23,118

Washington Mutual, Inc.
5.590% due 09/25/2046	4,884	4,884
5.620% due 08/25/2045	915	918
5.667% due 10/25/2046	2,500	2,508

Total Mortgage-Backed Securities (Cost $81,934)		81,953

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp.
5.400% due 12/25/2035	2,383	2,385
5.400% due 10/25/2036	3,800	3,801
5.440% due 10/25/2035	1,443	1,444

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	3,214	3,217
5.410% due 03/25/2036	999	1,000
5.440% due 10/25/2035	102	102

Argent Securities, Inc.
5.376% due 10/25/2036	8,000	8,010
5.378% due 09/25/2036	4,239	4,241
5.410% due 03/25/2036	5,866	5,871
5.430% due 11/25/2035	969	969
5.450% due 10/25/2035	389	389

Asset-Backed Funding Certificates
5.364% due 09/25/2036	7,290	7,294
5.440% due 06/25/2035	159	159

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.450% due 06/25/2035	$406	$406
5.680% due 06/25/2034	12,705	12,725

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	800	799
5.410% due 12/25/2035	1,471	1,472
5.530% due 09/25/2034	1,603	1,605

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	1,610	1,611

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	13,900	13,915

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	5,330	5,333
5.440% due 09/25/2035	56	56

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	13,184	13,193
5.380% due 10/25/2036	5,000	4,998
5.380% due 01/25/2037	4,291	4,294
5.380% due 03/25/2047	6,400	6,399
5.400% due 06/25/2036	2,532	2,534
5.400% due 07/25/2036	1,999	2,001
5.409% due 07/25/2036	5,100	5,100
5.416% due 07/25/2036	5,500	5,504
5.430% due 01/25/2036	292	292
5.430% due 10/25/2036	8,000	7,996
5.460% due 07/25/2036	2,139	2,140
5.490% due 02/25/2036	2,666	2,668
5.520% due 01/25/2036	1,250	1,251

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	2,700	2,700

FBR Securitization Trust
5.440% due 10/25/2035	593	593
5.510% due 09/25/2035	2,574	2,576

First Franklin Mortgage Loan Asset-Backed Certificates
5.400% due 01/25/2036	1,668	1,670
5.420% due 01/25/2036	3,312	3,315

First NLC Trust
5.440% due 09/25/2035	88	88
5.440% due 12/25/2035	399	400

Fremont Home Loan Trust
5.412% due 02/27/2037 (a)	9,400	9,400
5.420% due 01/25/2036	4,072	4,075

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	2,655	2,657

GSAMP Trust
5.394% due 09/25/2036	5,200	5,200
5.420% due 11/25/2035	1,509	1,510
5.440% due 11/25/2035	669	669

Home Equity Asset Trust
5.440% due 02/25/2036	1,633	1,635

Home Equity Mortgage Trust
5.420% due 05/25/2036	1,268	1,269
5.440% due 02/25/2036	857	858

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	2,111	2,113

Indymac Residential Asset-Backed Trust
5.370% due 08/25/2036	1,794	1,795
5.380% due 11/25/2036	3,400	3,400
5.420% due 03/25/2036	5,183	5,187

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	4,653	4,656

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	7,822	7,826
5.440% due 08/25/2036	5,200	5,203
5.480% due 08/25/2036	3,800	3,802

Lehman XS Trust
5.410% due 04/25/2046	6,346	6,342

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.410% due 08/25/2046	$7,818	$7,825
5.420% due 05/25/2046	5,836	5,836

Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	2,647	2,649
5.390% due 04/25/2036	3,114	3,117
5.400% due 03/25/2036	5,453	5,457
5.410% due 02/25/2036	3,622	3,625
5.420% due 01/25/2036	2,637	2,639
5.530% due 11/25/2034	770	770
5.610% due 10/25/2034	12,590	12,605

MASTR Asset-Backed Securities Trust
5.380% due 03/25/2036	2,807	2,809
5.410% due 01/25/2036	6,579	6,585

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	6,080	6,083
5.394% due 07/25/2037	4,900	4,902
5.400% due 02/25/2037	2,223	2,225
5.406% due 09/25/2037	7,300	7,306

Morgan Stanley ABS Capital I
5.390% due 03/25/2036	3,603	3,606

Morgan Stanley Capital I
5.400% due 02/25/2036	7,236	7,241

New Century Home Equity Loan Trust
5.400% due 08/25/2036	5,198	5,201
5.440% due 09/25/2035	632	632
5.450% due 10/25/2035	653	653

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	1,284	1,285

Option One Mortgage Loan Trust
5.430% due 11/25/2035	599	600

Park Place Securities, Inc.
5.440% due 09/25/2035	214	214
5.490% due 09/25/2035	1,102	1,103

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	388	388

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	3,569	3,572
5.410% due 10/25/2036	5,150	5,149
5.440% due 05/25/2025	463	463

Residential Asset Securities Corp.
5.364% due 08/25/2036	4,517	4,519
5.370% due 06/25/2036	3,690	3,693
5.390% due 04/25/2036	4,190	4,193
5.400% due 02/25/2036	2,626	2,628
5.400% due 07/25/2036	7,593	7,598
5.404% due 10/25/2036	4,300	4,301
5.410% due 01/25/2036	3,224	3,227
5.430% due 03/25/2035	72	72
5.440% due 10/25/2035	520	520

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	903	903

SACO I, Inc.
5.404% due 04/25/2036	865	866
5.440% due 11/25/2020	320	320
5.440% due 07/25/2035	18	18
5.440% due 12/25/2035	448	449

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	8,400	8,401

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	1,925	1,926

SG Mortgage Securities Trust
5.430% due 10/25/2035	506	506

SLC Student Loan Trust
5.360% due 12/15/2010	1,750	1,751

SLM Student Loan Trust
5.370% due 04/25/2012	3,000	3,000

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.455% due 01/25/2013		$646	$646

Soundview Home Equity Loan Trust
5.380% due 10/25/2036		7,600	7,599
5.400% due 05/25/2036		3,453	3,456
5.440% due 11/25/2035		543	543
5.500% due 04/25/2035		1,433	1,434

Structured Asset Investment Loan Trust
5.420% due 07/25/2035		503	504

Structured Asset Securities Corp.
4.900% due 04/25/2035		852	821

Total Asset-Backed Securities (Cost $382,392)			382,547

SOVEREIGN ISSUES 7.0%
Chile Government International Bond
5.900% due 01/28/2008		12,100	12,139

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		1,800	1,830

El Salvador Government International Bond
10.000% due 01/15/2007		3,200	3,248

Guatemala Government Bond
8.500% due 08/03/2007		4,450	4,560

Korea Development Bank
3.875% due 03/02/2009		2,800	2,712
4.750% due 07/20/2009		26,500	26,138
5.250% due 11/16/2006		1,700	1,700
5.900% due 10/20/2009		39,050	39,333

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,482
6.200% due 01/13/2009		31,750	32,123

Panama Government International Bond
8.250% due 04/22/2008		583	604

Russia Government International Bond
8.250% due 03/31/2010		23,811	25,064
10.000% due 06/26/2007		64,300	66,512

South Africa Government International Bond
8.375% due 10/17/2006		12,470	12,480

Ukraine Government International Bond
11.000% due 03/15/2007		8,440	8,639

Venezuela Government International Bond
6.250% due 03/30/2007		476	475
6.438% due 12/18/2007		1,107	1,107
9.125% due 06/18/2007		3,000	3,072

Total Sovereign Issues (Cost $242,582)			243,218

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Aries Vermoegensverwaltungs GmbH
6.182% due 10/25/2007	EUR	9,500	12,449

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	92,400	8,526

Total Foreign Currency-Denominated Issues (Cost $21,291)			20,975

SHORT-TERM INSTRUMENTS 48.0%

COMMERCIAL PAPER 45.4%
Abbey National N.A. LLC
5.245% due 01/08/2007		$5,100	5,025
5.260% due 11/30/2006		62,000	61,465

ANZ (Delaware), Inc.
5.340% due 10/26/2006		9,600	9,566

Bank of America Corp.
5.250% due 01/12/2007		6,100	6,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.260% due 12/14/2006	$43,900	$43,415
5.275% due 12/01/2006	1,000	991
5.400% due 11/09/2006	34,400	34,204

Bank of Ireland
5.260% due 12/05/2006	17,200	17,032
5.275% due 11/22/2006	2,300	2,283
5.365% due 10/26/2006	23,200	23,117
5.372% due 10/27/2006	50,000	49,813

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	39,100	38,623
5.385% due 10/11/2006	51,400	51,331
5.405% due 10/20/2006	11,900	11,868

BNP Paribas Finance
5.245% due 10/27/2006	55,700	55,497

Caisse d'Amortissement de la Dette Sociale
5.285% due 11/10/2006	72,300	71,886

Citigroup Funding, Inc.
5.290% due 10/18/2006	70,000	69,835

Danske Corp.
5.255% due 01/18/2007	16,600	16,333
5.265% due 12/27/2006	5,800	5,725
5.275% due 11/20/2006	5,000	4,964
5.355% due 10/26/2006	68,600	68,355
5.370% due 10/30/2006	2,300	2,290

Dexia Delaware LLC
5.370% due 10/12/2006	17,700	17,674

DnB NORBank ASA
5.250% due 01/16/2007	58,700	57,773
5.365% due 10/17/2006	13,800	13,769

Fortis Funding LLC
5.240% due 10/25/2006	35,600	35,481
5.370% due 10/24/2006	66,600	66,381

General Electric Capital Corp.
5.250% due 01/17/2007	84,800	83,448

IXIS Commercial Paper Corp.
5.250% due 10/16/2006	30,900	30,837
5.255% due 12/15/2006	2,100	2,076
5.270% due 12/20/2006	800	790
5.275% due 11/07/2006	63,100	62,767

Skandinaviska Enskilda Banken AB
5.270% due 10/27/2006	73,300	73,032
5.270% due 11/16/2006	600	596
5.285% due 11/15/2006	8,700	8,644

Societe Generale N.A.
5.245% due 01/08/2007	5,000	4,927
5.260% due 12/01/2006	5,600	5,549
5.265% due 11/17/2006	20,100	19,965
5.380% due 10/12/2006	64,500	64,404

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	1,200	1,192
5.365% due 10/25/2006	700	698

Svenska Handelsbanken, Inc.
5.240% due 11/27/2006	92,900	92,143

Swedbank
5.385% due 10/23/2006	2,500	2,492

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	94,900	94,900

UBS Finance Delaware LLC
5.205% due 01/26/2007	12,100	11,892
5.245% due 01/08/2007	5,800	5,715
5.260% due 12/01/2006	58,700	58,162
5.340% due 10/02/2006	1,700	1,700

Viacom, Inc.
5.594% due 05/29/2007	13,400	13,400

Westpac Capital Corp.
5.255% due 12/12/2006	53,000	52,430

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.270% due 11/21/2006	$37,500	$37,226
5.365% due 10/16/2006	4,700	4,690

		1,574,378

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 10/02/2006	7,536	7,536

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at 7,688. Repurchase proceeds are $7,539.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
EGYPT TREASURY BILLS 0.3%
0.370% due 01/30/2007	EGP	54,000	$9,130

GERMANY TREASURY BILLS 1.0%
3.095% due 12/13/2006	EUR	28,100	35,410

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN FINANCING BILLS 1.1%
0.370% due 11/13/2006	JPY	4,500,000	$38,079

Total Short-Term Instruments (Cost $1,665,702)			1,664,533

Total Investments (b) 102.9% (Cost $3,566,343)			$3,568,001

Other Assets and Liabilities (Net) (2.9%)			(100,539)

Net Assets 100.0%			$3,467,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $97,650 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	9,332	$107
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		5,964	73
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010		11,009	8
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		21,939	37
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		21,325	321
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		16,912	419
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		5,173	64
Morgan Stanley	BRL-CDI-Compounded	Pay	17.930%	10/02/2006		8,500	58
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	98
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		34,782	223
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	(4)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	661
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	(6)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		70,000	(49)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	32
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	93
Merrill Lynch & Co., Inc.	28-day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	523
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	47

							$2,705

(d)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	64,668	10/2006	$104	$(106)	$(2)
Sell		64,668	10/2006	0	(159)	(159)
Buy		171,257	11/2006	1,697	(35)	1,662
Buy		64,668	12/2006	140	0	140
Buy		64,253	01/2007	0	(316)	(316)
Buy	CLP	15,194,000	10/2006	420	0	420
Sell		15,194,000	10/2006	0	(118)	(118)
Buy		16,756,280	11/2006	267	0	267
Buy		17,055,662	12/2006	155	0	155
Buy		27,333,200	01/2007	0	(2,316)	(2,316)
Buy		15,194,000	02/2007	111	0	111
Buy	CNY	207,713	11/2006	3	(148)	(145)
Buy		134,169	02/2007	35	0	35
Buy		146,653	03/2007	8	(55)	(47)
Buy		77,887	05/2007	55	0	55
Buy		475,800	07/2007	271	0	271
Buy		38,881	09/2007	13	0	13
Buy	COP	61,810,980	10/2006	0	(412)	(412)
Sell		24,123,000	10/2006	0	(517)	(517)
Buy		60,940,000	11/2006	0	(19)	(19)
Buy		33,409,000	01/2007	0	(18)	(18)
Buy	CZK	6,411,464	10/2006	3,126	(1,512)	1,614
Sell		2,640,051	10/2006	7	(204)	(197)
Buy		2,602,290	12/2006	206	0	206

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments Developing Local Markets Fund (Cont.)	(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	51,354	10/2006	$0	$(512)	$(512)
Sell		8,750	10/2006	47	(14)	33
Sell		8,000	11/2006	230	0	230
Buy	HKD	1,252,797	10/2006	0	(827)	(827)
Sell		245,739	10/2006	53	0	53
Buy		1,509,832	11/2006	0	(436)	(436)
Buy	IDR	174,400,000	10/2006	548	(57)	491
Sell		174,000,000	10/2006	0	(29)	(29)
Buy		285,025,325	01/2007	537	(166)	371
Buy		288,370,000	02/2007	0	(270)	(270)
Buy		221,400,000	04/2007	28	(35)	(7)
Buy	ILS	235,530	10/2006	2,643	0	2,643
Sell		121,954	10/2006	2	0	2
Buy		121,954	12/2006	2	0	2
Buy	INR	938,040	10/2006	331	0	331
Sell		938,040	10/2006	0	(30)	(30)
Buy		1,339,010	11/2006	49	(233)	(184)
Buy		660,811	02/2007	226	0	226
Buy		1,606,877	04/2007	66	0	66
Buy	JPY	5,185,525	11/2006	0	(1,251)	(1,251)
Sell		4,500,000	11/2006	924	0	924
Buy	KRW	48,384,530	10/2006	405	(46)	359
Sell		48,384,530	10/2006	88	0	88
Buy		71,782,732	11/2006	44	(278)	(234)
Buy		48,384,530	01/2007	0	(87)	(87)
Buy		28,569,782	02/2007	401	0	401
Buy		18,189,514	03/2007	160	(7)	153
Buy	KZT	991,268	12/2006	0	(100)	(100)
Buy	MXN	1,480,249	10/2006	3,497	(280)	3,217
Sell		1,059,881	10/2006	0	(142)	(142)
Buy		1,365,850	11/2006	2,433	(174)	2,259
Sell		113,047	11/2006	0	(64)	(64)
Buy		1,085,097	12/2006	126	(351)	(225)
Buy		1,126,557	01/2007	161	0	161
Buy	MYR	142,232	12/2006	0	(559)	(559)
Buy		151,319	01/2007	0	(525)	(525)
Buy		18,150	03/2007	0	(39)	(39)
Buy	PLN	415,261	10/2006	900	(624)	276
Sell		415,261	10/2006	0	(204)	(204)
Buy		651,440	11/2006	150	(4,356)	(4,206)
Buy		415,261	12/2006	211	0	211
Buy	RUB	1,468,735	10/2006	439	0	439
Sell		1,468,735	10/2006	153	0	153
Buy		1,069,493	11/2006	417	(5)	412
Buy		213,512	12/2006	2	(18)	(16)
Buy		1,503,563	01/2007	0	(173)	(173)
Buy		804,895	02/2007	1,208	0	1,208
Sell		48,788	03/2007	3	0	3
Buy		1,046,726	08/2007	0	(109)	(109)
Buy	SGD	194,268	10/2006	0	(728)	(728)
Buy		264,997	11/2006	1	(1,453)	(1,452)
Buy		185,974	01/2007	0	(48)	(48)
Buy		103,315	02/2007	0	(545)	(545)
Buy	SKK	3,227,494	10/2006	2,538	0	2,538
Sell		1,448,589	10/2006	128	(97)	31
Buy		1,143,730	11/2006	116	(50)	66
Sell		9,096	11/2006	0	(9)	(9)
Buy	THB	847,535	10/2006	323	(31)	292
Buy		1,322,932	11/2006	0	(173)	(173)
Sell		149,078	11/2006	0	(50)	(50)
Buy		449,263	12/2006	0	(10)	(10)
Buy	TRY	80,714	10/2006	3,551	(45)	3,506
Sell		80,714	10/2006	0	(129)	(129)
Buy		201,050	11/2006	1,998	(4,491)	(2,493)
Buy		80,714	01/2007	64	0	64
Buy	TWD	1,561,383	11/2006	0	(1,998)	(1,998)
Buy		427,863	02/2007	0	(246)	(246)
Buy	ZAR	538,662	10/2006	0	(9,115)	(9,115)
Sell		538,662	10/2006	1,300	0	1,300
Buy		780,962	11/2006	0	(13,758)	(13,758)
Sell		40,563	11/2006	1,407	0	1,407
Buy		584,998	12/2006	0	(1,396)	(1,396)

				$34,528	$(52,308)	$(17,780)

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 2.4%
Allied Waste North America, Inc.
5.042% due 01/15/2012	$1,119	$1,116
7.170% due 01/15/2012	1,390	1,387
7.210% due 01/15/2012	474	473
7.270% due 01/15/2012	1,017	1,015

Amadeus Global Travel Distribution S.A.
8.117% due 04/08/2013	2,500	2,520
8.617% due 04/08/2014	2,500	2,529

Appleton Papers, Inc.
7.620% due 06/11/2010	1	1
7.640% due 06/09/2010	121	121
7.650% due 06/11/2010	121	121

Charter Communications Operating LLC
8.125% due 04/25/2013	3,500	3,519

CSC Holdings, Inc.
7.080% due 02/24/2013	5	5
7.110% due 02/24/2013	849	847
7.122% due 03/29/2013	573	571
7.218% due 03/29/2013	573	571

Georgia-Pacific Corp.
7.367% due 12/20/2012	1,484	1,494
7.390% due 12/20/2012	6,095	6,114
7.485% due 12/20/2012	381	382

Hertz Corp.
5.390% due 12/21/2012	222	224
7.580% due 12/21/2012	506	509
7.610% due 12/21/2012	75	76
7.700% due 12/21/2012	683	688
7.730% due 12/21/2012	506	509

Ineos Group Holdings PLC
7.611% due 10/07/2013	1,500	1,513
8.111% due 10/07/2014	1,500	1,520

Kingdom of Morocco
5.688% due 01/05/2009	37	37

Lukoil Finance Ltd.
5.000% due 01/11/2009	5,000	4,974

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	2,000	1,981
8.749% due 04/08/2012	2,000	1,983

Reynolds American, Inc.
7.250% due 05/31/2012	81	81
7.312% due 05/31/2012	2,419	2,434

Shackleton Re Ltd.
12.968% due 08/01/2008	1,500	1,496
13.468% due 08/01/2008	500	501
13.489% due 02/07/2008	500	503

Total Bank Loan Obligations (Cost $41,790)		41,815

CORPORATE BONDS & NOTES 53.2%

BANKING & FINANCE 15.1%
AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,711

AES Ironwood LLC
8.857% due 11/30/2025	1,628	1,807

AES Red Oak LLC
8.540% due 11/30/2019	2,692	2,880

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	248

American Honda Finance Corp.
4.500% due 05/26/2009	500	492

American International Group, Inc.
2.875% due 05/15/2008	1,000	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	$1,000	$1,013

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	5,500	5,451

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,994

Banco Santander Chile
5.740% due 12/09/2009	5,000	5,017

Bank of America Corp.
3.875% due 01/15/2008	920	905

BankAmerica Instit-A
8.070% due 12/31/2026	500	522

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,675
7.500% due 09/19/2007	2,500	2,557
8.250% due 09/19/2027	570	700

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	2,600	2,834

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	974
5.715% due 01/31/2011	7,500	7,520
5.785% due 01/30/2009	3,000	3,019

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	482

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,086

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	985

CIT Group, Inc.
5.460% due 12/19/2007	5,100	5,107

Citicorp
6.375% due 11/15/2008	400	410

Citigroup Capital II
7.750% due 12/01/2036	100	104

Citigroup, Inc.
6.000% due 02/21/2012	650	676

Columbia University
6.875% due 12/15/2015	500	545

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,404

Crestar Capital Trust I
8.160% due 12/15/2026	500	522

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	5,000	4,925

Dow Jones CDX High Yield Index
7.375% due 06/29/2011	8,000	8,124

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,968
5.250% due 07/29/2014	6,625	6,571

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,965

First Empire Capital Trust II
8.277% due 06/01/2027	500	527

Ford Motor Credit Co.
7.375% due 02/01/2011	10,950	10,520

Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	384

Frank Russell Co.
5.625% due 01/15/2009	500	505

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,438

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.450% due 01/15/2013	$5,000	$5,068
5.620% due 10/21/2010	4,500	4,510
5.875% due 02/15/2012	500	517

General Motors Acceptance Corp.
6.407% due 01/16/2007	300	300
6.750% due 12/01/2014	600	587
7.250% due 03/02/2011	5,250	5,285

General RE Corp.
9.000% due 09/12/2009	500	552

Genworth Global Funding Trusts
5.450% due 02/10/2009	2,600	2,604

Goldman Sachs Group LP
7.200% due 11/01/2006	500	501

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,178
5.250% due 10/15/2013	2,400	2,372
5.477% due 12/22/2008	4,800	4,807
5.585% due 07/29/2008	5,000	5,011
5.700% due 09/01/2012	165	168
5.841% due 07/23/2009	2,150	2,166
6.125% due 02/15/2033	45	45
7.350% due 10/01/2009	500	530

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,466

HBOS PLC
5.920% due 09/29/2049	5,000	4,845

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	2,907

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	382

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,369

HSBC Finance Corp.
4.125% due 12/15/2008	500	489
4.750% due 07/15/2013	120	116
6.400% due 06/17/2008	950	968

HSBC Holdings PLC
6.500% due 05/02/2036	800	852

Industrial Bank of Korea
4.000% due 05/19/2014	30	29

Intergas Finance BV
6.875% due 11/04/2011	1,000	1,024

International Lease Finance Corp.
5.907% due 01/15/2010	3,000	3,024

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	1,007

Kazkommerts International BV
8.500% due 04/16/2013	350	367

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	1,945

Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	2,500	2,504
5.601% due 01/23/2009	5,000	5,008

M&I Capital Trust A
7.650% due 12/01/2026	500	519

MBNA Capital B
6.289% due 02/01/2027	3,000	2,997

Merrill Lynch & Co., Inc.
5.575% due 01/30/2009	5,100	5,108

MetLife, Inc.
5.375% due 12/15/2012	45	45

Mizuho JGB Investment LLC
9.870% due 12/29/2049	600	643

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	$3,000	$3,140
8.790% due 12/29/2049	450	474

Morgan Stanley
5.748% due 01/18/2011	4,700	4,715

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,424

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	725
7.250% due 03/01/2012	2,315	2,533

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	609

Pemex Finance Ltd.
8.020% due 05/15/2007	139	140
9.690% due 08/15/2009	798	865

Petroleum Export Ltd.
5.265% due 06/15/2011	8,174	7,949

Petroleum Export Ltd. II
6.340% due 06/20/2011	4,084	4,005

Prudential Financial, Inc.
4.104% due 11/15/2006	1,289	1,287

Rabobank Capital Funding II
5.260% due 12/29/2049	860	843

Residential Capital Corp.
6.375% due 06/30/2010	750	759

Riggs Capital Trust
8.625% due 12/31/2026	1,345	1,411

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,225

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	5,300	5,306
9.118% due 03/31/2049	500	558

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	2,350	2,450

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	511

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,047

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	559

Tenneco, Inc.
8.625% due 11/15/2014	2,650	2,630
10.250% due 07/15/2013	2,700	2,943

TNB Capital L Ltd.
5.250% due 05/05/2015	570	560

TNK-BP Finance S.A.
7.500% due 07/18/2016	3,850	4,080
7.500% due 07/18/2016	3,000	3,140

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,514

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	268

Universal City Development Partners
11.750% due 04/01/2010	500	541

Ventas Realty LP
6.500% due 06/01/2016	400	400
6.750% due 04/01/2017	1,785	1,805
8.750% due 05/01/2009	750	802
9.000% due 05/01/2012	800	896

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	10,100	10,146
8.385% due 07/30/2007	1,400	1,432

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.250% due 08/01/2014	$500	$495

Wells Fargo & Co.
5.600% due 01/12/2011	7,200	7,212

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,109

		266,856

INDUSTRIALS 27.8%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	1,000	915

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,893
8.850% due 08/01/2030	745	629

Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,515

Allied Waste North America, Inc.
7.250% due 03/15/2015	5,500	5,486
7.875% due 04/15/2013	2,000	2,055
8.500% due 12/01/2008	995	1,047

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,570

AmeriGas Partners LP
7.125% due 05/20/2016	3,200	3,168
7.250% due 05/20/2015	500	501

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	518

Argo-Tech Corp.
9.250% due 06/01/2011	10	10

Armor Holdings, Inc.
8.250% due 08/15/2013	325	338

ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,406

AstraZeneca PLC
5.400% due 06/01/2014	500	504

Atlantic Richfield Co.
8.530% due 02/27/2012	500	578

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	954

BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015	7,300	7,218
6.750% due 11/01/2013	1,500	1,621

Boise Cascade LLC
8.382% due 10/15/2012	500	505

BorgWarner, Inc.
7.000% due 11/01/2006	500	500

Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,440

Boyd Gaming Corp.
7.125% due 02/01/2016	1,500	1,459

Brinker International, Inc.
5.750% due 06/01/2014	500	489

Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,836

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	515
7.500% due 09/01/2009	5,000	5,230
8.875% due 09/15/2008	335	352

CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,790

CBS Corp.
5.625% due 08/15/2012	3,500	3,465

CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	$1,500	$1,628

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,025

Charter Communications Operating LLC
8.375% due 04/30/2014	2,100	2,145

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,182
6.875% due 01/15/2016	2,760	2,712
7.500% due 06/15/2014	500	508

Clear Channel Communications, Inc.
5.750% due 01/15/2013	400	385
7.650% due 09/15/2010	340	359

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	485

CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,927

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,329

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	360

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,139
7.125% due 06/15/2013	2,130	2,299

Comcast Corp.
5.300% due 01/15/2014	2,000	1,951
5.500% due 03/15/2011	500	503
5.900% due 03/15/2016	2,900	2,907
6.500% due 01/15/2015	100	105
7.050% due 03/15/2033	200	215

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	502

Cox Communications, Inc.
7.125% due 10/01/2012	725	774

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	432
7.750% due 11/15/2015	525	534

CSC Holdings, Inc.
7.625% due 04/01/2011	2,300	2,372
7.875% due 02/15/2018	275	287
8.125% due 08/15/2009	25	26

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	5,100	5,102
5.740% due 11/17/2006	2,000	2,001
5.820% due 03/13/2009	4,200	4,205
5.870% due 09/10/2007	1,632	1,636

DaVita, Inc.
7.250% due 03/15/2015	2,950	2,913

Delhaize America, Inc.
8.050% due 04/15/2027	600	641
9.000% due 04/15/2031	3,400	4,000

Dex Media West LLC
9.875% due 08/15/2013	5,555	6,027

DirecTV Holdings LLC
6.375% due 06/15/2015	1,000	945
8.375% due 03/15/2013	1,300	1,354

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	259

Dresser, Inc.
10.125% due 04/15/2011	2,450	2,576

DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,570

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EchoStar DBS Corp.
7.125% due 02/01/2016	$3,000	$2,914
8.758% due 10/01/2008	2,000	2,025

Education Management LLC
10.250% due 06/01/2016	1,600	1,644

El Paso Corp.
6.375% due 02/01/2009	1,500	1,504
6.950% due 06/01/2028	500	472
7.375% due 12/15/2012	6,200	6,332
7.625% due 09/01/2008	175	180
7.750% due 06/15/2010	1,900	1,976
7.875% due 06/15/2012	620	646
8.050% due 10/15/2030	550	575

El Paso Natural Gas Co.
7.625% due 08/01/2010	200	207

El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,160

Enterprise Products Operating LP
4.000% due 10/15/2007	700	689
4.625% due 10/15/2009	1,100	1,076
4.950% due 06/01/2010	600	587

Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,382
10.625% due 05/01/2011	40	43

Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	527

Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,208

Fisher Communications, Inc.
8.625% due 09/15/2014	500	521

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,299

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	990

Gaz Capital for Gazprom
8.625% due 04/28/2034	1,000	1,247

Gazprom International S.A.
7.201% due 02/01/2020	350	368

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,757	2,740

Georgia-Pacific Corp.
8.000% due 01/15/2024	5,720	5,663
8.125% due 05/15/2011	800	824

Greif, Inc.
8.875% due 08/01/2012	495	520

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	639

Hanover Compressor Co.
8.625% due 12/15/2010	500	522

Hanover Equipment Trust
8.500% due 09/01/2008	443	451
8.750% due 09/01/2011	2,000	2,090

HCA, Inc.
5.500% due 12/01/2009	4,700	4,718
6.750% due 07/15/2013	3,100	2,631
6.950% due 05/01/2012	1,100	967
7.190% due 11/15/2015	1,700	1,424
7.875% due 02/01/2011	150	144

Hertz Corp.
8.875% due 01/01/2014	1,300	1,368

Hess Corp.
6.650% due 08/15/2011	810	851
7.300% due 08/15/2031	425	480

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hewlett-Packard Co.
6.500% due 07/01/2012	$500	$530

HJ Heinz Co.
6.428% due 12/01/2008	5,100	5,208

Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,223

Hospira, Inc.
4.950% due 06/15/2009	500	495

Host Marriott LP
7.000% due 08/15/2012	2,250	2,287

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,976

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,723

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,645

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	5,704

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	1,000	1,017

International Paper Co.
6.750% due 09/01/2011	220	234

Invensys PLC
9.875% due 03/15/2011	325	353

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	329	317

L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,466

Lyondell Chemical Co.
8.000% due 09/15/2014	2,500	2,544

Mandalay Resort Group
7.625% due 07/15/2013	6,100	6,054
9.375% due 02/15/2010	1,534	1,647
9.500% due 08/01/2008	750	799
10.250% due 08/01/2007	100	104

Marathon Oil Corp.
6.000% due 07/01/2012	500	515

MGM Mirage
6.000% due 10/01/2009	2,000	1,985
9.750% due 06/01/2007	230	237

Miller Brewing Co.
5.500% due 08/15/2013	1,000	992

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	31,580	37,476

Nalco Co.
7.750% due 11/15/2011	2,825	2,896
8.875% due 11/15/2013	400	419

Norfolk Southern Corp.
5.640% due 05/17/2029	164	160
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	900	954
10.750% due 07/15/2016	300	322

Northwest Airlines, Inc.
7.691% due 04/01/2017	1,088	1,043

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,137

Novelis, Inc.
8.250% due 02/15/2015	2,800	2,674

Oracle Corp.
5.000% due 01/15/2011	10,000	9,914
5.730% due 01/13/2009	8,000	8,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	$2,000	$1,910
8.750% due 11/15/2012	750	795
8.875% due 02/15/2009	659	680

Peabody Energy Corp.
6.875% due 03/15/2013	1,300	1,287

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	9,890
5.991% due 12/03/2012	7,100	7,091
6.690% due 06/15/2010	700	716
7.307% due 10/15/2009	3,500	3,622
7.375% due 12/15/2014	13,006	14,092
8.000% due 11/15/2011	1,800	1,981
8.625% due 02/01/2022	517	622
9.125% due 10/13/2010	500	561
9.250% due 03/30/2018	4,068	5,030
9.375% due 12/02/2008	203	218

Petrobras International Finance Co.
7.750% due 09/15/2014	500	556

Petronas Capital Ltd.
7.000% due 05/22/2012	250	269

Pioneer Natural Resources Co.
6.875% due 05/01/2018	2,000	2,009

Premark International, Inc.
6.875% due 11/15/2008	500	518

Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,676

Qwest Communications International, Inc.
7.250% due 02/15/2011	4,975	5,000
7.500% due 02/15/2014	13,375	13,475

Reynolds American, Inc.
7.625% due 06/01/2016	4,300	4,482

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	2,871

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	990

Roseton
7.270% due 11/08/2010	3,050	3,098
7.670% due 11/08/2016	1,000	1,021

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	567

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,540

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	3,078

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	487

SemGroup LP
8.750% due 11/15/2015	1,350	1,369

Seneca Gaming Corp.
7.250% due 05/01/2012	1,500	1,507

Service Corp. International
7.375% due 10/01/2014 (a)	430	435
7.625% due 10/01/2018 (a)	400	404

Sheraton Holding Corp.
7.375% due 11/15/2015	7,345	7,473

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,042

Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,410

Smurfit Kappa Funding PLC
9.625% due 10/01/2012	2,260	2,396

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	$5,200	$5,018
9.750% due 02/01/2011	301	312

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,010

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	500	527

Station Casinos, Inc.
6.500% due 02/01/2014	700	659
6.875% due 03/01/2016	3,000	2,827
7.750% due 08/15/2016	1,500	1,564

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,536

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,020

Target Corp.
4.875% due 05/15/2018	250	239

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	265
7.375% due 02/01/2013	500	453
9.250% due 02/01/2015	500	484
9.875% due 07/01/2014	750	751

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,379

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,188
6.875% due 05/01/2012	2,625	2,779
7.700% due 05/01/2032	200	224

Triad Hospitals, Inc.
7.000% due 11/15/2013	3,350	3,270

Trinity Industries, Inc.
6.500% due 03/15/2014	800	786

TRW Automotive, Inc.
9.375% due 02/15/2013	4,341	4,645

Tyco International Group S.A.
6.375% due 10/15/2011	445	467
6.750% due 02/15/2011	500	529

UGS Corp.
10.000% due 06/01/2012	950	1,031

Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,256

United Airlines, Inc.
6.201% due 03/01/2010	659	660

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,192

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,000	1,011

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,295

VWR International, Inc.
8.000% due 04/15/2014	1,500	1,521

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	964
8.800% due 12/30/2014	500	607

Walt Disney Co.
6.200% due 06/20/2014	500	527
6.375% due 03/01/2012	640	673

Waste Management, Inc.
7.375% due 08/01/2010	900	965
7.650% due 03/15/2011	270	293

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,500
7.500% due 01/15/2031	3,500	3,474
7.625% due 07/15/2019	1,500	1,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.750% due 06/15/2031	$115	$116
7.875% due 09/01/2021	5,000	5,250

Windstream Corp.
8.625% due 08/01/2016	1,150	1,236

Wyeth
6.450% due 02/01/2024	300	320

Wynn Las Vegas LLC
6.625% due 12/01/2014	6,530	6,367

Xerox Corp.
6.400% due 03/15/2016	5,000	5,000
7.625% due 06/15/2013	640	675

Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,080

		493,161

UTILITIES 10.3%
AES Corp.
8.750% due 05/15/2013	6,040	6,508

America Movil S.A. de C.V.
5.500% due 03/01/2014	3,380	3,306
5.750% due 01/15/2015	15,400	15,205

American Cellular Corp.
10.000% due 08/01/2011	1,425	1,500

AT&T Corp.
6.000% due 03/15/2009	260	264
7.300% due 11/15/2011	947	1,028

Beaver Valley II Funding
9.000% due 06/01/2017	325	368

Boston Edison Co.
7.800% due 05/15/2010	500	543

British Telecommunications PLC
8.375% due 12/15/2010	2,240	2,512

Carolina Power & Light Co.
5.125% due 09/15/2013	750	739

Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,263

Citizens Communications Co.
7.000% due 11/01/2025	400	347
9.000% due 08/15/2031	2,770	2,985

CMS Energy Corp.
6.875% due 12/15/2015	1,450	1,472
7.500% due 01/15/2009	2,800	2,898

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	702

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,467

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,456

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,612
5.700% due 09/17/2012	260	262

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,494
5.625% due 11/30/2012	225	228

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,364

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	97
5.800% due 12/01/2009	2,600	2,595
6.140% due 12/08/2008	3,500	3,508

FirstEnergy Corp.
5.500% due 11/15/2006	270	270

Florida Power Corp.
5.802% due 11/14/2008	5,000	5,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	$2,450	$2,530

Homer City Funding LLC
8.734% due 10/01/2026	1,475	1,641

Insight Midwest LP
9.750% due 10/01/2009	500	510
10.500% due 11/01/2010	1,250	1,300

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,271
8.625% due 11/14/2011	4,125	4,445

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,150	1,063

KT Corp.
4.875% due 07/15/2015	3,000	2,846

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	306

Midwest Generation LLC
8.560% due 01/02/2016	355	377
8.750% due 05/01/2034	3,750	4,022

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,017

MSW Energy Holdings LLC
8.500% due 09/01/2010	900	931

Nevada Power Co.
5.875% due 01/15/2015	450	450
6.500% due 05/15/2018	8,025	8,381

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,451

Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,057
7.375% due 08/01/2015	6,625	6,842

NiSource Finance Corp.
3.200% due 11/01/2006	1,437	1,434
5.968% due 11/23/2009	7,000	7,004

NRG Energy, Inc.
7.250% due 02/01/2014	1,700	1,692
7.375% due 02/01/2016	5,500	5,479

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,507

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	513

Progress Energy, Inc.
7.000% due 10/30/2031	170	191
7.100% due 03/01/2011	10,215	10,960

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,284

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,892
5.500% due 12/01/2015	900	882
6.950% due 06/01/2012	270	287
7.750% due 04/15/2011	1,000	1,086

Qwest Corp.
7.500% due 10/01/2014	5,000	5,188
8.875% due 03/15/2012	1,790	1,962

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	1,140	1,105

Reliant Energy, Inc.
6.750% due 12/15/2014	2,725	2,606
9.500% due 07/15/2013	50	52

Rogers Wireless, Inc.
6.375% due 03/01/2014	500	501
7.250% due 12/15/2012	2,000	2,102

Rural Cellular Corp.
9.875% due 02/01/2010	1,800	1,886

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Power Co.
6.000% due 05/15/2016	$1,700	$1,713

South Point Energy Center LLC
8.400% due 05/30/2012	1,060	1,034

Suncom Wireless, Inc.
8.500% due 06/01/2013	2,050	1,912

TECO Energy, Inc.
6.750% due 05/01/2015	6,750	6,952
7.500% due 06/15/2010	1,300	1,372

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,801

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	470
5.535% due 08/15/2007	1,900	1,902

Verizon New England, Inc.
6.500% due 09/15/2011	625	642

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	501

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	235

		181,617

Total Corporate Bonds & Notes (Cost $942,870)		941,634

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	512

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	493

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	494

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2000
7.410% due 02/01/2021	500	575

Total Municipal Bonds & Notes (Cost $2,119)		2,074

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae
3.000% due 08/25/2009	3	3
4.274% due 02/01/2035	828	824
5.000% due 12/01/2013 - 03/01/2021	8,539	8,405
5.500% due 12/01/2032 - 10/01/2036	156,929	154,765
5.632% due 03/01/2044	385	388
6.000% due 10/01/2036	120,500	121,065
6.278% due 03/01/2011	425	440
6.500% due 08/01/2011	95	96
8.000% due 06/01/2008	81	82

Farm Credit Bank
7.561% due 11/29/2049	500	538

Federal Home Loan Bank
4.060% due 08/25/2009	324	316

Freddie Mac
4.000% due 04/15/2022	1,200	1,183
5.000% due 06/15/2016 - 09/15/2024	2,758	2,745
5.500% due 09/15/2017	648	652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.632% due 10/25/2044 - 02/25/2045	$659	$665
6.500% due 07/25/2043	29	29

Government National Mortgage Association
2.876% due 06/16/2012	677	668
3.956% due 09/16/2021	563	551
4.045% due 07/16/2020	755	739
4.385% due 08/16/2030	1,500	1,473
5.153% due 06/16/2023	535	537
6.569% due 09/16/2026	1,000	1,059
7.000% due 09/20/2007	10	11
8.000% due 11/15/2006 - 11/15/2007	8	9
9.000% due 10/15/2008 - 11/15/2008	6	7
9.250% due 12/20/2019 - 06/20/2021	23	25
9.500% due 07/15/2009 - 12/20/2020	12	13
10.000% due 07/15/2013	21	23

New Valley Generation
7.299% due 03/15/2019	850	937

Private Export Funding Corp.
4.550% due 05/15/2015	750	730
5.750% due 01/15/2008	500	504

Small Business Administration
4.340% due 03/01/2024	311	296
4.504% due 02/01/2014	147	143
5.130% due 09/01/2023	60	60
5.886% due 09/01/2011	536	548

Total U.S. Government Agencies (Cost $299,282)		300,529

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	216	212

Total U.S. Treasury Obligations (Cost $221)		212

MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Large Loan
5.450% due 01/15/2019	2,969	2,971

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	66	66
4.799% due 01/25/2034	30	30

Chase Commercial Mortgage Securities
7.631% due 07/15/2032	500	540

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	180	179

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
3.848% due 10/19/2032	38	38
5.560% due 05/25/2035	668	669
5.600% due 05/25/2034	5	5

Credit Suisse Mortgage Capital Certificates
5.681% due 02/15/2039	5,000	5,073

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,205
5.435% due 09/15/2034	525	530

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	999

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,286

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	419	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	$8,400	$8,323
5.506% due 12/12/2044	4,985	5,035

MASTR Adjustable Rate Mortgages Trust
5.048% due 11/25/2033	140	140
5.146% due 08/25/2034	272	268

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	4,695	4,702

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,015

Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.427% due 02/27/2034	30	31
5.600% due 12/25/2027	769	769

Total Mortgage-Backed Securities (Cost $55,165)		55,317

ASSET-BACKED SECURITIES 1.3%
ACE Securities Corp.
5.410% due 02/25/2036	765	765

Argent Securities, Inc.
5.410% due 03/25/2036	1,087	1,087
5.470% due 02/25/2036	1,648	1,649

Asset-Backed Funding Certificates
5.440% due 06/25/2035	34	34

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	238	238

CPL Transition Funding LLC
6.250% due 01/15/2017	750	805

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	797

First NLC Trust
5.450% due 02/25/2036	2,091	2,092

Fremont Home Loan Trust
5.420% due 01/25/2036	943	943

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	56	56

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	695

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	909	910
5.420% due 01/25/2036	858	859

Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	665	656

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	1,959	1,961

Morgan Stanley Capital I
5.400% due 02/25/2036	2,274	2,276

Nelnet Student Loan Trust
5.378% due 08/23/2011	928	929

Park Place Securities, Inc.
5.440% due 09/25/2035	34	34

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	252	254

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	1,124	1,125

Residential Asset Securities Corp.
5.400% due 07/25/2036	1,852	1,853
5.410% due 01/25/2036	981	982

SLM Student Loan Trust
5.455% due 01/25/2013	717	717

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.440% due 05/25/2035	$43	$43

Structured Asset Securities Corp.
5.460% due 12/25/2035	1,052	1,053

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	641	652

Total Asset-Backed Securities (Cost $23,405)		23,465

SOVEREIGN ISSUES 16.9%
Argentina Bonos
5.590% due 08/03/2012	13,000	9,158

Brazilian Government International Bond
7.125% due 01/20/2037	3,335	3,413
7.875% due 03/07/2015	5,640	6,196
8.000% due 01/15/2018	23,250	25,598
8.250% due 01/20/2034	12,970	14,948
8.750% due 02/04/2025	2,830	3,378
8.875% due 10/14/2019	8,400	9,983
8.875% due 04/15/2024	2,907	3,503
10.000% due 08/07/2011	7,750	9,133
10.125% due 05/15/2027	650	874
10.250% due 06/17/2013	1,100	1,346
11.000% due 01/11/2012	15,275	18,742
11.000% due 08/17/2040	12,500	16,297

Chile Government International Bond
5.500% due 01/15/2013	635	640
7.125% due 01/11/2012	1,157	1,250

China Development Bank
5.000% due 10/15/2015	500	484

Colombia Government International Bond
8.250% due 12/22/2014	5,000	5,545
9.750% due 04/23/2009	45	49
10.000% due 01/23/2012	941	1,101
10.375% due 01/28/2033	275	375
10.750% due 01/15/2013	8,800	10,789
11.750% due 02/25/2020	725	1,019

Croatia Government International Bond
6.375% due 07/31/2010	111	112

Ecuador Government International Bond
10.000% due 08/15/2030	2,610	2,395

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,152
10.250% due 11/08/2011	1,000	1,183

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,187

Indonesia Government International Bond
6.875% due 03/09/2017	5,700	5,857

Korea Development Bank
4.750% due 07/20/2009	2,250	2,219
5.679% due 11/22/2012	7,500	7,521
5.750% due 09/10/2013	385	393
5.900% due 10/20/2009	2,300	2,317

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,483
5.125% due 05/20/2015	750	732

Malaysia Government International Bond
7.500% due 07/15/2011	899	980
8.750% due 06/01/2009	255	277

Mexico Government International Bond
5.625% due 01/15/2017	1,010	1,000
5.875% due 01/15/2014	1,745	1,789
7.500% due 04/08/2033	840	971
8.000% due 09/24/2022	45	54
8.125% due 12/30/2019	715	860
8.300% due 08/15/2031	4,868	6,083
9.875% due 02/01/2010	115	132

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
11.375% due 09/15/2016		$30	$43
11.500% due 05/15/2026		1,000	1,586

Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,540

Panama Government International Bond
6.700% due 01/26/2036		6,424	6,392
7.250% due 03/15/2015		2,325	2,494
8.875% due 09/30/2027		500	621
9.375% due 07/23/2012		1,843	2,168
9.375% due 04/01/2029		75	97
9.625% due 02/08/2011		442	507

Peru Government International Bond
5.000% due 03/07/2017		3,059	3,028
8.750% due 11/21/2033		1,000	1,230
9.125% due 02/21/2012		1,586	1,828
9.875% due 02/06/2015		447	555

Poland Government International Bond
4.000% due 10/27/2024		55	50

Republic of Korea
4.875% due 09/22/2014		2,100	2,043

Russia Government International Bond
5.000% due 03/31/2030		15,826	17,701
11.000% due 07/24/2018		500	723
12.750% due 06/24/2028		500	899

South Africa Government International Bond
6.500% due 06/02/2014		7,500	7,894
7.375% due 04/25/2012		2,730	2,959
9.125% due 05/19/2009		750	817

Ukraine Government International Bond
6.875% due 03/04/2011		780	792
7.650% due 06/11/2013		16,725	17,702
8.902% due 08/05/2009		1,700	1,809
11.000% due 03/15/2007		93	96

Uruguay Government International Bond
7.500% due 03/15/2015		4,850	5,063
8.000% due 11/18/2022		2,500	2,650

Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,835
6.000% due 12/09/2020		5,000	4,487
6.511% due 04/20/2011		1,500	1,487
8.500% due 10/08/2014		2,000	2,220
9.250% due 09/15/2027		3,640	4,466
9.375% due 01/13/2034		6,100	7,555
10.750% due 09/19/2013		1,980	2,426

Total Sovereign Issues (Cost $286,188)			300,281

FOREIGN CURRENCY-DENOMINATED ISSUES 9.9%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400	4,474

Argentina Bonos
2.000% due 09/30/2014	ARS	10,700	3,585

Banque Centrale de Tunisie
6.250% due 02/20/2013	EUR	2,820	3,918

BCM Ireland Finance Ltd.
8.215% due 08/15/2016		1,900	2,497

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,677

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,368

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,509

El Paso Corp.
7.125% due 05/06/2009		600	796

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,815

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	$3,181

Gaz Capital for Gazprom
5.875% due 06/01/2015		4,000	5,350
7.800% due 09/27/2010		3,500	4,953

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,310

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,110

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,514

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,116

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,259

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,098

JSG Holding PLC
5.562% due 01/12/2013	EUR	94	120
5.650% due 01/12/2013		73	93
5.754% due 01/12/2013		63	80
5.964% due 11/29/2013		566	722
6.090% due 01/12/2014		63	80
6.150% due 01/12/2014		73	93
6.464% due 01/12/2014		94	120
6.464% due 11/29/2014		566	722

Lecta S.A.
5.876% due 03/13/2009		2,514	3,158

Lighthouse International Co. S.A.
8.000% due 04/30/2014		5,300	7,284

Mexican Bonos
8.000% due 12/17/2015	MXN	11,000	987

Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,702

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014	EUR	2,100	2,688
6.036% due 11/30/2014		2,100	2,700
8.250% due 05/01/2016		3,300	4,540

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,055

QBE International Holdings PLC
8.138% due 08/03/2020	AUD	3,000	2,319

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,229

Rhodia S.A.
8.000% due 06/01/2010		2,000	2,695

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,852

Rogers Wireless, Inc.
7.625% due 12/15/2011		500	484

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,127

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	964

Smurfit Kappa Funding PLC
5.741% due 11/29/2013	EUR	229	293
5.835% due 01/12/2013		126	160
6.241% due 11/29/2014		229	293
6.335% due 01/12/2014		126	161
10.125% due 10/01/2012		2,000	2,796

South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,379

Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014		3,500	4,474

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telecom Italia Finance S.A.
6.575% due 07/30/2009	EUR	4,870	$6,544

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	9,191

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,169

Ukraine Government International Bond
10.000% due 03/15/2007		1,881	2,453

UPC Broadband Holding BV
5.507% due 03/31/2013		1,855	2,351
5.509% due 12/31/2013		2,100	2,664

UPC Holding BV
7.750% due 01/15/2014		2,300	2,807

Veolia Environnement
4.875% due 05/28/2013		3,460	4,548

Weather Investments II SARL
5.505% due 06/17/2012		2,100	2,660

Wind Acquisitions SARL
6.298% due 06/17/2013		2,100	2,670
6.798% due 06/17/2014		1,050	1,341

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,252

Total Foreign Currency-Denominated Issues (Cost $171,403)			174,550

		SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	EUR	1,335	$1,362

Total Preferred Stocks (Cost $1,437)			1,362

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.1%

COMMERCIAL PAPER 1.7%
TotalFinaElf Capital S.A.
5.360% due 10/02/2006		$30,000	30,000

UBS Finance Delaware LLC
5.245% due 01/08/2007		200	197

			30,197

REPURCHASE AGREEMENTS 1.7%
Lehman Brothers, Inc.
5.050% due 10/02/2006		31,000	31,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $31,711. Repurchase proceeds are $31,013.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$1,164	$1,164

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,191. Repurchase proceeds are $1,164.)

U.S. TREASURY BILLS 0.6%
4.794% due 11/30/2006 - 12/14/2006 (b)(e)	10,830	10,712

Total Short-Term Instruments (Cost $73,087)		73,073

PURCHASED OPTIONS (g) 0.0%
(Cost $42)		28

Total Investments (d) 108.1% (Cost $1,897,009)		$1,914,340

Written Options (h) (0.2%) (Premiums $1,267)		(2,826)

Other Assets and Liabilities (Net) (7.9%)		(140,469)

Net Assets 100.0%		$1,771,045

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $8,341 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $10,712 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	996	$614
90-Day Eurodollar December Futures	Long	12/2008	101	32
90-Day Eurodollar June Futures	Long	06/2007	3,333	2,010
90-Day Eurodollar June Futures	Long	06/2008	313	196
90-Day Eurodollar June Futures	Long	06/2009	121	42
90-Day Eurodollar March Futures	Long	03/2008	759	553
90-Day Eurodollar March Futures	Long	03/2009	101	33
90-Day Eurodollar September Futures	Long	09/2007	1,448	671
90-Day Eurodollar September Futures	Long	09/2007	911	409
90-Day Eurodollar September Futures	Long	09/2008	186	51
Euro-Bund 10-Year Note December Futures	Long	12/2006	349	282
U.S. Treasury 10-Year Note December Futures	Long	12/2006	162	190

				$5,083

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%	06/20/2011	EUR	4,900	$51
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.525%	06/20/2011		6,975	69
Morgan Stanley	Dow Jones ITRAX 4EU2 Index	Sell	0.350%	12/20/2010		43,600	208
Morgan Stanley	Dow Jones ITRAX 5EU2 Index	Sell	0.400%	06/20/2011		2,500	3
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011		3,900	(3)
UBS AG	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.520%	09/20/2011		3,900	(41)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011		3,900	(4)
Wachovia Bank N.A.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.525%	09/20/2011		3,900	(40)

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008	$2,000	$3
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011	11,500	128
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011	3,900	80
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011	4,000	4
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	6,000	31
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	6,000	33
Barclays Bank PLC	Celestica Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011	2,100	13
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%	)	06/20/2015	12,900	(111)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016	3,900	66
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016	2,000	11
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	3,000	(31)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	3,000	(26)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	6,300	86
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009	4,000	(2)
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	17,200	48
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%	)	03/20/2008	1,000	(6)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%		03/20/2011	3,000	102
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%		09/20/2011	1,000	60
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%	)	03/20/2013	2,000	(75)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	1,000	17
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	7,200	227
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	17,000	5
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%		06/20/2011	23,500	300
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	15,000	72
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%		09/04/2013	810	108
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%		09/05/2013	350	46
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%		09/17/2013	200	24
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013	210	17
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	9,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	3,300	242
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,900	536
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	6,000	39
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%		08/19/2013	200	28
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	650	4
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	3,000	(35)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	228
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	120
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	46
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(93)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	14
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	28
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	14
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	40,000	207
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	1,500	35
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Buy	(0.650%	)	06/20/2016	28,900	(12)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%	)	03/20/2008	1,000	(7)
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%		03/20/2011	3,000	106
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	57
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%	)	03/20/2013	2,000	(78)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	4,500	446
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	4,300	100
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	22
Morgan Stanley	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	52
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	47
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	490	45
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	40	4
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	12
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% dur 03/10/2014	Sell	2.385%		09/20/2016	700	2
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	36
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	25

							$3,755

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010	BRL	23,800	$0
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		15,000	226
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		8,120	201
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010		1,700	0
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	40,200	(1,223)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	(110)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.505%	09/26/2016	HUF	3,500,000	71
Citibank N.A.	6-month EUR-LIBOR	Receive	7.530%	09/27/2016		1,500,000	(45)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.540%	09/27/2016		3,800,000	(126)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	26
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	(14)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	(17)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		76,000	(33)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	42
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	95
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	26
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$43,350	(1,286)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		23,700	(123)

							$(2,290)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$93.375	12/18/2006	190	$2	$1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,027	10	7
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	828	8	5
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	1,483	14	9
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	890	8	6

				$42	$28

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$106.000	11/21/2006	920	$536	$1,970
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	1,158	286	796
Put - CBOT U.S. Treasury 10-Year Note December Futures	102.000	11/21/2006	920	184	14
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	1,158	231	18

				$1,237	$2,798

Credit Default Swaptions
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	Receive	0.450%	06/20/2008	$5,600	$30	$28

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments Diversified Income Fund (Cont.)	(Unaudited) September 30, 2006

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	10/2006	$23	$0	$23
Buy	BRL	2,086	10/2006	13	0	13
Sell		2,086	10/2006	0	(5)	(5)
Buy		2,086	12/2006	5	0	5
Buy		8,267	01/2007	0	(41)	(41)
Sell	CAD	4,500	10/2006	24	0	24
Buy	CLP	113,763	10/2006	2	0	2
Sell		113,763	10/2006	0	(1)	(1)
Buy		283,000	11/2006	6	0	6
Buy		1,935,085	12/2006	16	0	16
Buy		113,763	02/2007	1	0	1
Buy	CNY	296,147	03/2007	0	(203)	(203)
Buy		29,232	05/2007	0	(22)	(22)
Buy		72,587	08/2007	50	0	50
Buy		2,189	09/2007	1	0	1
Buy	EUR	4,207	10/2006	0	(7)	(7)
Sell		109,338	10/2006	412	0	412
Buy		9,600	11/2006	0	(161)	(161)
Buy		3,800	03/2007	32	0	32
Sell	GBP	10,172	10/2006	216	0	216
Sell	HUF	2,546,400	11/2006	560	0	560
Sell		1,052,410	03/2007	0	(4)	(4)
Buy	INR	8,564	11/2006	0	(3)	(3)
Buy		113,071	02/2007	41	0	41
Buy		15,704	03/2007	1	0	1
Buy	JPY	3,905,055	11/2006	0	(1,048)	(1,048)
Sell		79,196	11/2006	5	0	5
Buy	KRW	592,800	12/2006	4	0	4
Buy		322,090	02/2007	5	0	5
Buy		2,457,430	03/2007	29	0	29
Buy	KZT	543,518	12/2006	0	(55)	(55)
Buy	MXN	42,766	12/2006	0	(14)	(14)
Buy		14,496	01/2007	4	0	4
Buy	MYR	45,145	01/2007	0	(198)	(198)
Buy	PLN	13,743	11/2006	0	(59)	(59)
Buy	RUB	9,244	12/2006	0	0	0
Buy		22,916	01/2007	0	0	0
Buy		166,957	02/2007	316	0	316
Buy		107,308	03/2007	0	(6)	(6)
Buy		128,191	09/2007	1	0	1
Buy	SGD	315	10/2006	0	(2)	(2)
Buy		5,080	11/2006	0	(1)	(1)
Buy		397	03/2007	0	0	0
Sell	THB	474,625	01/2007	0	(58)	(58)
Buy	TWD	7,674	10/2006	0	(2)	(2)
Buy		15,423	02/2007	0	(11)	(11)
Buy	ZAR	1,173	10/2006	0	(20)	(20)
Sell		1,173	10/2006	3	0	3
Buy		9,929	11/2006	0	(321)	(321)
Buy		1,173	12/2006	0	(3)	(3)

				$1,770	$(2,245)	$(475)

34	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.5%
Argentina Bonos
5.590% due 08/03/2012		$51,635	$36,377

Total Argentina (Cost $36,250)			36,377

BRAZIL 19.0%
Brazilian Government International Bond
7.125% due 01/20/2037		$17,365	17,773
7.875% due 03/07/2015		7,550	8,294
8.000% due 01/15/2018		5,644	6,214
8.250% due 01/20/2034		50,480	58,178
8.500% due 09/24/2012	EUR	13,600	20,358
8.750% due 02/04/2025		$23,075	27,540
8.875% due 10/14/2019		25,375	30,158
8.875% due 04/15/2024		21,160	25,491
10.125% due 05/15/2027		42,810	57,558
10.250% due 06/17/2013		7,500	9,176
10.500% due 07/14/2014		65,230	82,124
11.000% due 08/17/2040		68,276	89,015
12.750% due 01/15/2020		3,750	5,719

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		2,000	2,080

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		8,925	9,773

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,811

CSN Islands VIII Corp.
9.750% due 12/16/2013		9,000	10,305

Vale Overseas Ltd.
8.250% due 01/17/2034		750	855

Total Brazil (Cost $421,193)			471,422

CHILE 0.8%
AES Gener S.A.
7.500% due 03/25/2014		1,000	1,040

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,960

Chile Government International Bond
5.900% due 01/28/2008		24	24
7.125% due 01/11/2012		160	173

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,552

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,518

Enersis S.A.
7.375% due 01/15/2014		1,098	1,169
7.400% due 12/01/2016		600	645

Total Chile (Cost $19,088)			19,081

CHINA 0.7%
China Development Bank
5.000% due 10/15/2015		1,000	968

Export-Import Bank of China
5.250% due 07/29/2014		10,174	10,092

Sino-Forest Corp.
9.125% due 08/17/2011		5,700	5,942

Total China (Cost $17,163)			17,002

COLOMBIA 2.4%
Colombia Government International Bond
8.250% due 12/22/2014		29,030	32,194
10.000% due 01/23/2012		3,150	3,687
10.375% due 01/28/2033		1,050	1,434
10.750% due 01/15/2013		15,535	19,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
11.750% due 02/25/2020	$3,047	$4,281

Total Colombia (Cost $60,597)		60,642

ECUADOR 2.1%
Ecuador Government International Bond
10.000% due 08/15/2030	56,495	52,220

Total Ecuador (Cost $48,041)		52,220

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	7,904	7,787

Total Egypt (Cost $7,771)		7,787

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016	10,260	10,182

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	5,023

Total El Salvador (Cost $14,965)		15,205

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	7,581	8,843
10.250% due 11/08/2011	771	912

Total Guatemala (Cost $9,752)		9,755

HONG KONG 0.0%
Hong Kong Government International Bond
5.125% due 08/01/2014	250	249

Total Hong Kong (Cost $249)		249

INDIA 0.4%
NTPC Ltd.
5.875% due 03/02/2016	2,736	2,683

Vedanta Resources PLC
6.625% due 02/22/2010	7,000	6,841

Total India (Cost $9,497)		9,524

INDONESIA 0.9%
Indonesia Government International Bond
6.875% due 03/09/2017	21,000	21,577

Total Indonesia (Cost $20,834)		21,577

KAZAKHSTAN 1.0%
ATF Bank JSC
9.000% due 05/11/2016	3,325	3,394

Intergas Finance BV
6.875% due 11/04/2011	1,000	1,024

Kazkommerts International BV
7.000% due 11/03/2009	3,500	3,526
8.500% due 04/16/2013	1,300	1,363

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	16,695	16,591

Total Kazakhstan (Cost $25,924)		25,898

LUXEMBOURG 0.1%
TNK-BP Finance S.A.
7.500% due 07/18/2016	2,800	2,967

Total Luxembourg (Cost $2,909)		2,967

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	$1,967

Petronas Capital Ltd.
7.000% due 05/22/2012		19,460	20,946
7.875% due 05/22/2022		3,000	3,649

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,152

Total Malaysia (Cost $34,938)			34,714

MEXICO 12.2%
America Movil S.A. de C.V.
5.500% due 03/01/2014		500	489
5.750% due 01/15/2015		4,200	4,147

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,135

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,100
12.500% due 06/15/2012		1,000	1,105

Mexico Government International Bond
6.200% due 01/13/2009		24	24
6.625% due 03/03/2015		1,072	1,142
7.500% due 04/08/2033		24,685	28,536
8.000% due 09/24/2022		26,180	31,416
8.125% due 12/30/2019		22,775	27,387
8.300% due 08/15/2031		22,950	28,676
11.500% due 05/15/2026		10,000	15,860

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		18,575,000	367

		PRINCIPAL AMOUNT (000S)
Pemex Finance Ltd.
9.030% due 02/15/2011		$54	58

Pemex Project Funding Master Trust
5.750% due 12/15/2015		52,450	51,309
6.625% due 06/15/2035		8,050	7,919
7.375% due 12/15/2014		15,649	16,956
8.000% due 11/15/2011		8,500	9,354
8.625% due 02/01/2022		40,033	48,180
9.125% due 10/13/2010		4,565	5,122
9.250% due 03/30/2018		11,877	14,686
9.375% due 12/02/2008		500	538

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	973
8.750% due 01/31/2016	MXN	10,000	923

Total Mexico (Cost $294,706)			302,402

MOROCCO 0.1%
Kingdom of Morocco
5.688% due 01/05/2009		$2,202	2,213

Total Morocco (Cost $2,174)			2,213

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		2,450	2,505

Total Netherlands (Cost $2,444)			2,505

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		10,985	1,802

Total Pakistan (Cost $10,919)			10,802

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PANAMA 2.7%
Panama Government International Bond
6.700% due 01/26/2036		$4,158	$4,137
7.125% due 01/29/2026		22,425	23,602
7.250% due 03/15/2015		120	129
9.375% due 07/23/2012		13,473	15,851
9.625% due 02/08/2011		20,439	23,454

Total Panama (Cost $64,778)			67,173

PERU 2.4%
Peru Government International Bond
5.000% due 03/07/2017		36,607	36,209
8.750% due 11/21/2033		4,795	5,898
9.125% due 02/21/2012		6,401	7,377
9.875% due 02/06/2015		2,350	2,920

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,002
7.500% due 07/27/2035		6,500	6,836

Total Peru (Cost $55,158)			60,242

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		513	497

Total Qatar (Cost $505)			497

RUSSIA 11.9%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,099
8.625% due 04/28/2034		$6,000	7,485

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,266

Gazprom International S.A.
7.201% due 02/01/2020		14,750	15,508

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,081

Lukoil Finance Ltd.
5.000% due 01/11/2009		10,000	9,948

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,561
8.375% due 10/14/2010		1,000	1,039

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		62,930	74,679

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		6,400	6,672

Russia Government International Bond
5.000% due 03/31/2030		103,828	116,131
11.000% due 07/24/2018		2,700	3,902
12.750% due 06/24/2028		13,275	23,859

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		1,000	1,024

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,108

TNK-BP Finance S.A.
6.875% due 07/18/2011		4,000	4,098
7.500% due 07/18/2016		3,150	3,297

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		450	472

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,009

Total Russia (Cost $286,867)			295,238

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH AFRICA 1.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	$15,975
6.500% due 06/02/2014		$14,600	15,366
7.375% due 04/25/2012		6,250	6,773
8.375% due 10/17/2006		1,000	1,001
8.500% due 06/23/2017		2,140	2,584
9.125% due 05/19/2009		5,690	6,195

Total South Africa (Cost $45,334)			47,894

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,615
4.750% due 04/07/2011		450	581
7.375% due 04/25/2012		$20,212	22,011
8.250% due 09/19/2027		1,680	2,063

Total Tunisia (Cost $30,867)			31,270

UKRAINE 3.4%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		1,500	1,521
10.375% due 08/17/2009		800	870

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,025
6.875% due 03/04/2011		$33,350	33,863
7.650% due 06/11/2013		16,685	17,659
8.902% due 08/05/2009		23,945	25,482
11.000% due 03/15/2007		2,993	3,065

Total Ukraine (Cost $82,652)			84,485

UNITED STATES 2.4%

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
5.500% due 10/01/2036		23,000	22,662

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
3.625% due 05/15/2013		39,500	37,334

Total United States (Cost $59,506)			59,996

URUGUAY 0.3%
Uruguay Government International Bond
8.000% due 11/18/2022		6,550	6,943

Total Uruguay (Cost $6,520)			6,943

VENEZUELA 6.7%
Venezuela Government International Bond
5.375% due 08/07/2010		33,550	32,627
6.000% due 12/09/2020		42,450	38,099
6.511% due 04/20/2011		16,450	16,310
7.000% due 12/01/2018		5,000	4,975
7.650% due 04/21/2025		8,500	8,967
8.500% due 10/08/2014		2,000	2,220
9.250% due 09/15/2027		15,355	18,841
9.375% due 01/13/2034		23,650	29,291
10.750% due 09/19/2013		12,280	15,043

		SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020		3,500	123

Total Venezuela (Cost $159,720)			166,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$1,000	$1,046

Total Vietnam (Cost $983)		1,046

SHORT-TERM INSTRUMENTS 25.4%

COMMERCIAL PAPER 23.5%
Abbey National N.A. LLC
5.240% due 10/26/2006	67,400	67,165

Bank of America Corp.
5.250% due 01/12/2007	7,700	7,583
5.275% due 12/01/2006	67,100	66,485

Bank of Ireland
5.260% due 12/05/2006	67,700	67,040

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	67,100	66,281

BNP Paribas Finance
5.245% due 10/27/2006	67,200	66,955

Danske Corp.
5.255% due 01/18/2007	7,100	6,986
5.270% due 12/27/2006	1,800	1,777
5.370% due 10/30/2006	65,500	65,226

Societe Generale N.A.
5.245% due 01/08/2007	600	591
5.260% due 12/01/2006	8,200	8,125
5.380% due 10/12/2006	66,000	65,901

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	67,600	67,600

UBS Finance Delaware LLC
5.245% due 01/08/2007	600	591
5.260% due 12/01/2006	8,200	8,125
5.340% due 10/02/2006	17,900	17,900

		584,331

REPURCHASE AGREEMENTS 1.1%
Lehman Brothers, Inc.
5.050% due 10/02/2006	28,000	28,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $28,558. Repurchase proceeds are $28,012.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,129	6,129

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,252. Repurchase proceeds are $6,132.)

U.S. TREASURY BILLS 0.5%
4.806% due 11/30/2006 - 12/14/2006 (a)(c)	11,225	11,103

Total Short-Term Instruments (Cost $629,670)		629,563

PURCHASED OPTIONS (e) 0.0%
(Cost $89)		59

Total Investments (b) 102.8% (Cost $2,462,063)		$2,553,244

Written Options (f) (0.0%) (Premiums $722)		(1,222)

Other Assets and Liabilities (Net) (2.8%)		(69,492)

Net Assets 100.0%		$2,482,530

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $3,516 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $11,103 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	475	$285
90-Day Eurodollar December Futures	Long	12/2008	94	55
90-Day Eurodollar June Futures	Long	06/2007	44	24
90-Day Eurodollar June Futures	Long	06/2009	943	226
90-Day Eurodollar September Futures	Long	09/2008	963	566
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,854	5,184
U.S. Treasury 10-Year Note December Futures	Long	12/2006	1,367	1,484
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	665	(962)

				$6,862

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009	$8,025	$435
ABN AMRO Bank, N. V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%		08/24/2014	8,125	1,181
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	25,000	131
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	25,000	140
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	5,000	86
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	14,000	(143)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	15,000	(134)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%		04/20/2011	7,000	60
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	4,550	(12)
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	6,200	(7)
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%		06/17/2013	20,000	2,873
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	10,000	(5)
Credit Suisse First Boston	Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%		03/11/2009	4,000	724
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%		01/16/2013	4,000	481
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%		06/20/2013	5,500	102
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	2,650	(7)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	2,450	6
Goldman Sachs & Co.	RSHB Capital SA for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	5,000	1
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/8/2013	3,500	385
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	5,000	5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	2,700	16
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	14,600	85
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	25,000	162
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%		09/20/2011	5,300	43
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	5,400	665
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%		01/21/2014	12,000	1,197

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	$51,250	$590
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	14,000	(163)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(161)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	10,000	(333)
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.150%	)	10/20/2008	7,225	83
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.780%	)	09/20/2010	6,500	(240)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	7,250	197
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		06/20/2011	5,600	119
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%	)	10/20/2011	7,200	85
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	22,350	134
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	3,500	66
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	5,600	138
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	870	19
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	3,700	411
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	2,500	(5)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	7,500	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%		05/20/2016	7,400	(12)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%		10/02/2013	12,000	1,885
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	1,350	134
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	16,500	69
Morgan Stanley	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(2.420%	)	09/20/2008	13,300	555
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		04/20/2011	41,800	581
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	10,000	63
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	700	5
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	6,200	79
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%		06/18/2013	20,000	2,800
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%		12/20/2013	12,500	866
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	19,000	282
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	18,500	(9)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%		09/20/2011	2,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%		12/20/2011	8,000	5
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%		09/20/2016	14,900	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	3,100	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	2,000	22
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	16,575	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Buy	(2.430%	)	12/20/2016	2,000	4
UBS AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%		06/20/2011	4,600	146

							$17,035

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.060%	01/02/2009	BRL	8,900	$102
Barclays Bank PLC	BRL-CDI-Compounded	Pay	15.125%	01/02/2009		6,000	73
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010		10,469	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		5,750	72
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010		10,174	0
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	(3)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	(4)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		60,000	(42)
Goldman Sachs & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	3
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		122,600	140
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	466

							$807

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.750	12/18/2006	5,107	$48	$32
Put - CME 90-Day Eurodollar December Futures	93.000	12/18/2006	80	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	4,221	40	27

				$89	$59

(f)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/21/2006	756	$350	$992
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	274	119	210
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	756	181	12
Put - CBOT U.S. Treasury 30-Year Bond December Futures	107.000	11/21/2006	274	72	8

				$722	$1,222

(g)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,725	10/2006	$46	$0	$46
Sell		7,725	10/2006	0	(19)	(19)
Buy		7,725	12/2006	17	0	17
Buy	CLP	853,250	10/2006	16	0	16
Sell		853,250	10/2006	0	(7)	(7)
Buy		633,000	11/2006	14	0	14
Buy		265,700	12/2006	2	0	2
Buy		853,250	02/2007	6	0	6
Buy	CNY	95,437	03/2007	0	(80)	(80)
Buy		24,681	09/2007	14	0	14
Buy	EUR	694	10/2006	0	(1)	(1)
Sell		43,941	10/2006	166	0	166
Buy	IDR	60,156,000	02/2007	0	(41)	(41)
Buy	INR	31,302	11/2006	0	(10)	(10)
Buy		131,630	03/2007	12	0	12
Buy	JPY	3,874,947	11/2006	0	(1,040)	(1,040)
Buy	KRW	615,248	11/2006	9	(1)	8
Buy		2,792,700	12/2006	20	0	20
Buy		1,580,586	02/2007	26	0	26
Buy		6,855,087	03/2007	81	0	81
Buy	MXN	4,087	12/2006	0	(1)	(1)
Buy		7,802	01/2007	2	0	2
Buy	PLN	30,702	11/2006	0	(127)	(127)
Buy	RUB	168,109	12/2006	4	0	4
Buy		108,914	01/2007	0	(2)	(2)
Buy		12,875	03/2007	0	(1)	(1)
Buy		167,517	09/2007	0	(5)	(5)
Buy	SGD	1,931	10/2006	0	(14)	(14)
Buy		8,228	11/2006	0	(51)	(51)

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments Emerging Markets Bond Fund (Cont.)	(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	2,556	10/2006	$0	$(1)	$(1)
Buy		86,110	11/2006	0	(39)	(39)
Buy		88,621	02/2007	0	(63)	(63)
Buy	ZAR	47,975	10/2006	0	(816)	(816)
Sell		47,975	10/2006	661	0	661
Buy		7,974	12/2006	0	(19)	(19)

				$1,096	$(2,338)	$(1,242)

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 4.5%
AES Corp.
6.750% due 04/30/2008	$1,000	$1,003
7.500% due 08/10/2011	1,000	1,003

AGCO Corp.
7.117% due 06/15/2009	2,327	2,335

Alderwoods Group, Inc.
7.330% due 09/17/2008	618	619
7.330% due 09/17/2009	250	250

Allied Waste North America, Inc.
5.323% due 01/15/2012	803	801
7.170% due 01/15/2012	997	995
7.210% due 01/15/2012	341	340
7.270% due 01/15/2012	731	729

Appleton Papers, Inc.
7.640% due 06/09/2010	121	121
7.650% due 06/11/2010	121	121

Celanese Corp.
5.320% due 07/27/2009	2,000	2,013
7.367% due 04/06/2011	926	930

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	60	60
7.318% due 02/09/2011	42	42
7.570% due 01/20/2011	42	42
7.617% due 02/09/2011	336	338
7.650% due 01/20/2011	24	25
7.749% due 01/20/2011	420	423

Charter Communications Operating LLC
8.125% due 04/25/2013	1,000	1,005

Cognis Deutschland GmbH & Co. KG
7.670% due 05/12/2011	855	855

Cooper Standard Automotive, Inc.
7.875% due 12/31/2011	2,367	2,373

Covanta Energy Corp.
5.371% due 06/24/2012	520	524
7.576% due 06/30/2012	41	41
7.621% due 06/30/2012	332	335

DaVita, Inc.
7.110% due 05/16/2012	37	37
7.125% due 10/05/2012	27	27
7.370% due 10/05/2012	414	416
7.400% due 10/05/2012	239	240
7.510% due 10/05/2012	1,564	1,571
7.690% due 10/05/2012	390	392

DirecTV Holdings LLC
6.826% due 04/13/2013	995	997

Dresser-Rand Group, Inc.
7.324% due 10/29/2011	235	237
7.367% due 10/29/2011	196	197
7.400% due 10/29/2011	252	254
7.618% due 10/29/2011	196	197

El Paso Corp.
5.650% due 06/15/2009	2,000	1,970

Georgia-Pacific Corp.
7.367% due 12/20/2012	1,298	1,307
7.390% due 12/20/2012	5,333	5,350
7.485% due 12/20/2012	333	334

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	5,000	5,039

Headwaters, Inc.
7.330% due 04/30/2011	140	140
7.500% due 04/30/2011	1,021	1,020

HealthSouth Corp.
8.620% due 02/02/2013	3,491	3,508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hercules, Inc.
6.867% due 10/08/2010	$23	$23
7.010% due 10/08/2010	564	566

Ineos Group Holdings PLC
7.611% due 10/07/2013	2,250	2,270
8.111% due 10/07/2014	2,250	2,280

Insight Midwest Holdings LLC
7.438% due 12/31/2009	1,472	1,479

Jarden Corp.
7.367% due 01/24/2012	4,055	4,064

Jean Coutu Group, Inc.
8.000% due 07/30/2011	1,799	1,805

K&F Acquisition, Inc.
7.330% due 11/18/2012	1,314	1,319

Kinetic Concepts, Inc.
7.120% due 08/11/2010	786	789

Lukoil Finance Ltd.
5.000% due 01/11/2009	10,000	9,947

Masonite International Corp.
7.367% due 04/06/2013	9	9
7.490% due 04/06/2013	1,468	1,443

Mediacom Communications Corp.
7.002% due 02/28/2014	545	543
7.120% due 02/28/2014	727	724
7.270% due 02/28/2014	727	724

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	1,000	990
8.617% due 04/08/2012	5,970	5,920

Nalco Co.
6.480% due 11/01/2010	416	417
7.080% due 11/01/2010	420	421
7.230% due 11/04/2010	577	578

Neiman-Marcus Group, Inc.
7.891% due 04/06/2013	3,228	3,253

Nortek, Inc.
7.360% due 08/27/2011	1,970	1,965

Novelis, Inc.
7.718% due 01/07/2012	1,132	1,137

PanAmSat Corp.
7.497% due 06/30/2011	792	793
8.008% due 01/03/2014	1,648	1,660

Penn National Gaming, Inc.
7.020% due 05/26/2012	619	622
7.120% due 05/26/2012	60	60
7.240% due 05/26/2012	1,745	1,754
7.250% due 05/26/2012	545	548

PP Acquisition Corp.
8.330% due 11/12/2011	445	448

Primedia, Inc.
7.570% due 09/30/2013	1,188	1,175

Qwest Corp.
6.950% due 06/30/2010	2,000	2,027

Reliant Energy, Inc.
7.705% due 04/30/2010	722	723

Rexel S.A.
7.862% due 11/03/2013	1,365	1,376
8.591% due 04/18/2014	1,365	1,382

Reynolds American, Inc.
7.250% due 05/31/2012	74	75
7.313% due 05/31/2012	2,419	2,434

RH Donnelley, Inc.
6.830% due 06/30/2011	295	293
6.870% due 06/30/2011	306	304
6.880% due 06/30/2011	49	49

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.890% due 06/30/2011	$492	$488
6.900% due 06/30/2011	197	195
6.920% due 06/30/2011	49	49

Roundy’s Supermarket, Inc.
8.390% due 10/27/2011	2,462	2,486
8.440% due 10/27/2011	2,500	2,524

Shackleton Re Ltd.
12.968% due 08/01/2008	2,000	1,995
13.468% due 08/01/2008	500	501
13.489% due 02/07/2008	500	504

Simmons Bedding Co.
7.125% due 12/19/2011	305	307
7.375% due 12/19/2011	256	258
7.625% due 12/19/2011	179	181
7.750% due 12/19/2011	54	54
7.813% due 12/19/2011	66	67

Smurfit-Stone Container Enterprises, Inc.
5.234% due 11/01/2010	87	88
7.563% due 11/01/2011	168	169
7.625% due 11/01/2010	68	69
7.625% due 11/01/2011	33	34
7.688% due 11/01/2011	358	360

Solar Capital Corp.
7.999% due 02/11/2013	2,970	2,994

Telcordia Technologies, Inc.
7.900% due 09/09/2012	2,962	2,763

Tenneco, Inc.
7.311% due 12/12/2010	656	660
7.400% due 12/12/2010	1,656	1,666

Travelport
8.367% due 08/01/2013	81	82
8.367% due 08/22/2013	919	921

UGS Corp.
7.485% due 03/31/2012	2,035	2,035

Universal City Development Partners
7.350% due 06/09/2010	6	6
7.400% due 06/09/2010	364	364
7.510% due 06/09/2010	556	557

UPC Financing Partnership
7.640% due 03/31/2013	1,000	999
7.640% due 12/31/2013	1,000	999

Warner Chilcott, Inc.
4.729% due 01/18/2012	3	3
7.479% due 01/18/2012	2	2
7.610% due 01/18/2012	235	235
7.867% due 01/18/2012	1,115	1,118
7.968% due 01/18/2012	654	656

WMG Acquisition Corp.
7.205% due 02/28/2011	87	87
7.309% due 02/28/2011	88	88
7.320% due 02/28/2011	542	545
7.400% due 02/28/2011	834	838
7.511% due 02/28/2011	413	415

Worldspan LP
8.110% due 02/11/2010	27	27
8.125% due 02/11/2010	33	33
8.150% due 02/11/2010	50	50
8.188% due 02/11/2010	693	693
8.250% due 02/11/2010	50	50
8.375% due 02/11/2010	33	33

Xerium Technologies, Inc.
7.617% due 05/18/2012	1,464	1,460

Total Bank Loan Obligations (Cost $129,989)		129,653

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 30.0%

BANKING & FINANCE 12.8%
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	$2,000	$2,025

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	504

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,533

Banco Nacional de Desenvolvimento Economico e Social
5.873% due 06/16/2008	8,000	7,890

Banco Santander Chile
5.740% due 12/09/2009	5,500	5,519

Bank of America Corp.
5.378% due 09/25/2009	11,000	11,006

Bank of America N.A.
5.485% due 07/25/2008	15,000	15,010

Banque Centrale de Tunisie
7.500% due 09/19/2007	3,000	3,069

Bear Stearns Cos., Inc.
5.660% due 09/09/2009	1,680	1,689
5.715% due 01/31/2011	7,500	7,520
5.785% due 01/30/2009	2,500	2,516
5.968% due 09/27/2007	650	654

Caterpillar Financial Services Corp.
5.454% due 08/11/2009	4,400	4,402
5.470% due 05/18/2009	5,000	5,007

CIT Group Holdings, Inc.
5.635% due 01/30/2009	5,000	5,014

CIT Group, Inc.
5.460% due 12/19/2007	5,100	5,107
5.620% due 09/20/2007	7,000	7,019
5.630% due 05/18/2007	100	100

Citigroup, Inc.
5.500% due 05/18/2011	5,000	5,006

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,375

Export-Import Bank of Korea
4.125% due 02/10/2009	2,500	2,443
4.250% due 11/06/2008	1,500	1,471
4.500% due 08/12/2009	5,500	5,386
5.656% due 11/16/2010	2,500	2,503

Ford Motor Credit Co.
7.077% due 01/15/2010	2,500	2,360
7.375% due 02/01/2011	11,600	11,144
8.466% due 11/02/2007	5,000	5,046

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,190

General Electric Capital Corp.
5.431% due 03/04/2008	2,500	2,503
5.506% due 05/10/2010	8,500	8,509
5.572% due 11/21/2011	2,000	2,010
5.585% due 04/30/2009	1,500	1,503
5.620% due 10/21/2010	4,500	4,510
5.650% due 09/15/2014	450	453

General Motors Acceptance Corp.
6.125% due 08/28/2007	4,000	3,995
6.407% due 01/16/2007	2,500	2,498

Genworth Global Funding Trusts
5.450% due 02/10/2009	2,400	2,403

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	1,500	1,501
5.477% due 12/22/2008	5,100	5,108
5.479% due 06/23/2009	4,700	4,705
5.536% due 11/10/2008	4,000	4,007
5.585% due 07/29/2008	6,300	6,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.660% due 10/27/2006	$800	$800
5.841% due 07/23/2009	4,135	4,165
5.889% due 10/07/2011	2,000	2,016

Hexion U.S. Finance Corp.
10.257% due 07/15/2010	600	615

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	4,200	4,210

HSBC Bank USA N.A.
5.460% due 09/21/2007	1,400	1,402

HSBC Finance Corp.
5.520% due 09/15/2008	3,000	3,009
5.590% due 02/09/2007	125	125
5.696% due 11/16/2009	4,500	4,528
6.538% due 11/13/2007	3,200	3,232

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	1,500	1,519

Industry & Construction Bank St Petersburg OJSC
6.875% due 07/29/2008	2,100	2,131

Intergas Finance BV
6.875% due 11/04/2011	400	410

International Lease Finance Corp.
5.907% due 01/15/2010	4,500	4,536

John Deere Capital Corp.
5.557% due 04/15/2008	5,300	5,304

Lehman Brothers Holdings, Inc.
5.601% due 10/22/2008	3,000	3,005
5.601% due 01/23/2009	4,800	4,808

Malaysia Global Sukuk, Inc.
6.590% due 07/03/2007	3,400	3,424

MBNA Europe Funding PLC
5.490% due 09/07/2007	5,000	5,005

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	7,000	7,005
5.575% due 01/30/2009	4,900	4,907

Mirage Resorts, Inc.
6.750% due 08/01/2007	500	505
6.750% due 02/01/2008	1,500	1,517

Morgan Stanley
5.500% due 11/09/2006	2,500	2,500
5.530% due 02/15/2007	700	701
5.623% due 01/18/2008	2,000	2,004
5.640% due 01/12/2007	442	442
5.748% due 01/18/2011	5,000	5,016
5.751% due 01/22/2009	3,500	3,504
5.787% due 01/15/2010	3,500	3,521

National Australia Bank Ltd.
5.430% due 09/11/2009	10,400	10,407

Pemex Finance Ltd.
8.020% due 05/15/2007	1,250	1,260
8.450% due 02/15/2007	181	182
9.690% due 08/15/2009	780	845

Petroleum Export Ltd.
5.265% due 06/15/2011	5,108	5,001

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,785	2,731

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,601

SLM Corp.
5.565% due 01/25/2008	9,000	9,016
5.695% due 07/25/2008	500	502

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,514
7.240% due 10/24/2006	10,550	10,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Florida Holding Co. I
10.239% due 05/01/2010	$3,200	$3,304

Ventas Realty LP
8.750% due 05/01/2009	5,758	6,154

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	29,200	29,333
8.385% due 07/30/2007	2,200	2,251

Wachovia Corp.
5.510% due 03/15/2011	5,000	5,011

Wells Fargo & Co.
5.449% due 03/23/2010	5,000	5,007
5.600% due 01/12/2011	6,900	6,912

		371,042

INDUSTRIALS 11.7%
Abitibi-Consolidated, Inc.
8.890% due 06/15/2011	2,350	2,315

ABN AMRO Bank Luxemburg SA for
OJSC Oil Co. Rosneft
12.750% due 11/20/2006	2,000	2,027

Allied Waste North America, Inc.
8.500% due 12/01/2008	1,784	1,878

Anadarko Petroleum Corp.
5.790% due 09/15/2009	11,000	11,022

Boise Cascade LLC
8.382% due 10/15/2012	3,000	3,030

Bowater, Inc.
8.390% due 03/15/2010	2,500	2,547

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,005

Cablevision Systems Corp.
9.620% due 04/01/2009	6,600	7,054

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,230
8.875% due 09/15/2008	4,500	4,725
9.375% due 02/15/2007	430	435

CCO Holdings LLC
9.515% due 12/15/2010	4,000	4,110

Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	1,000	1,095

Comcast Corp.
5.900% due 03/15/2016	2,900	2,907

Cox Communications, Inc.
5.940% due 12/14/2007	6,000	6,031

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,472
7.875% due 12/15/2007	351	357

CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,022

CSN Islands VII Corp.
10.750% due 09/12/2008	2,500	2,710

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	4,000	4,001
5.740% due 11/17/2006	1,000	1,000
5.820% due 03/13/2009	4,300	4,305
5.870% due 09/10/2007	800	802
5.918% due 08/03/2009	4,400	4,400

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,821

DirecTV Holdings LLC
8.375% due 03/15/2013	9,598	9,994

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EchoStar DBS Corp.
5.750% due 10/01/2008	$5,600	$5,565
6.375% due 10/01/2011	3,500	3,417
8.758% due 10/01/2008	2,755	2,790

El Paso Corp.
6.500% due 06/01/2008	4,300	4,327
6.950% due 12/15/2007	13,250	13,449
7.625% due 08/16/2007	16,525	16,814
7.625% due 09/01/2008	13,431	13,817
7.750% due 06/15/2010	650	676

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,600	2,860

Enterprise Products Operating LP
4.000% due 10/15/2007	250	246

FedEx Corp.
5.579% due 08/08/2007	4,200	4,207

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	990

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,757	2,740

General Electric Co.
5.430% due 12/09/2008	6,000	6,007

Georgia-Pacific Corp.
7.700% due 06/15/2015	10,000	10,000

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
10.250% due 06/15/2007	4,000	4,110

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,055

HJ Heinz Co.
6.428% due 12/01/2008	900	919

Host Marriott LP
9.500% due 01/15/2007	4,410	4,471

Intelsat Subsidiary Holding Co. Ltd.
10.484% due 01/15/2012	4,500	4,584

JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,755

JetBlue Airways Corp.
8.505% due 05/15/2010	1,788	1,791

Lyondell Chemical Co.
9.500% due 12/15/2008	884	914

Mandalay Resort Group
10.250% due 08/01/2007	2,000	2,075

Meritor Automotive, Inc.
6.800% due 02/15/2009	87	84

MGM Mirage
8.375% due 02/01/2011	2,500	2,619
9.750% due 06/01/2007	6,975	7,176

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,524

Nortel Networks Ltd.
9.730% due 07/15/2011	1,400	1,452

Oracle Corp.
5.730% due 01/13/2009	2,000	2,004

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,855
8.875% due 02/15/2009	5,000	5,162

Pemex Project Funding Master Trust
5.991% due 12/03/2012	1,200	1,198
6.690% due 06/15/2010	22,000	22,512
7.307% due 10/15/2009	100	103
8.500% due 02/15/2008	4,800	4,976

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Communications International, Inc.
7.250% due 02/15/2011	$1,000	$1,005
8.905% due 02/15/2009	7,850	8,036

Roseton
7.270% due 11/08/2010	1,500	1,523

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,030

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	4,000	4,097
10.500% due 10/21/2009	500	567

Salomon Brothers AG for OAO Siberian Oil Co.
11.500% due 02/13/2007	7,900	8,087

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	3,200	3,387

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	3,200	3,200

Sonat, Inc.
6.750% due 10/01/2007	1,000	1,010

Southern Natural Gas Co.
6.700% due 10/01/2007	1,700	1,718

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	894

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,018
6.787% due 04/15/2008	1,000	1,002

Transocean, Inc.
5.591% due 09/05/2008	3,300	3,302

TRW Automotive, Inc.
9.375% due 02/15/2013	5,000	5,350

United Airlines, Inc.
6.071% due 09/01/2014	1,093	1,092
6.201% due 03/01/2010	2,439	2,441

Vale Overseas Ltd.
8.625% due 03/08/2007	250	253

Verso Paper Holdings LLC and Verson Paper, Inc.
9.235% due 08/01/2014	1,000	1,015

Walt Disney Co.
5.490% due 09/10/2009	6,000	6,008

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,250

Xerox Corp.
6.160% due 12/18/2009	3,000	3,022
9.750% due 01/15/2009	1,000	1,088

		339,934

UTILITIES 5.5%
AES Corp.
8.750% due 05/15/2013	15,740	16,960

Alabama Power Co.
5.761% due 04/23/2007	100	100

America Movil S.A. de C.V.
5.500% due 03/01/2014	875	856
5.750% due 01/15/2015	850	839

American Electric Power Co., Inc.
4.709% due 08/16/2007	4,000	3,974

Appalachian Power Co.
5.697% due 06/29/2007	400	401

AT&T Corp.
7.300% due 11/15/2011	473	513

BellSouth Corp.
5.580% due 08/15/2008	15,000	15,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Communications Co.
7.625% due 08/15/2008	$5,480	$5,672

CMS Energy Corp.
7.500% due 01/15/2009	3,000	3,105
8.900% due 07/15/2008	2,190	2,305
9.875% due 10/15/2007	600	626

Deutsche Telekom International Finance BV
5.569% due 03/23/2009	3,500	3,505

Dominion Resources, Inc.
5.664% due 09/28/2007	5,000	5,003
5.687% due 05/15/2008	2,400	2,411

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,849
5.800% due 12/01/2009	7,400	7,386
6.140% due 12/08/2008	3,000	3,007

FirstEnergy Corp.
5.500% due 11/15/2006	270	270

Florida Power Corp.
5.802% due 11/14/2008	5,000	5,011

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,185

Korea Electric Power Corp.
4.250% due 09/12/2007	6,900	6,821
6.140% due 12/20/2007	500	504

Midwest Generation LLC
8.300% due 07/02/2009	3,347	3,416

NiSource Finance Corp.
3.200% due 11/01/2006	1,438	1,435
5.968% due 11/23/2009	3,500	3,502

Progress Energy, Inc.
5.850% due 10/30/2008	7,625	7,699
7.100% due 03/01/2011	3,375	3,621

PSEG Energy Holdings LLC
8.625% due 02/15/2008	9,850	10,269

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,270	3,290

Qwest Corp.
5.625% due 11/15/2008	6,000	5,985
7.500% due 06/15/2023	1,500	1,491
8.640% due 06/15/2013	1,500	1,612
8.875% due 03/15/2012	2,000	2,192

Rogers Wireless, Inc.
8.515% due 12/15/2010	9,750	9,945

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,814
8.000% due 06/01/2008	4,600	4,782

Southern California Edison Co.
5.465% due 12/13/2007	3,000	3,003

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	850	828

Time Warner Telecom Holdings, Inc.
9.405% due 02/15/2011	2,350	2,409

Verizon Global Funding Corp.
5.535% due 08/15/2007	1,800	1,802

		159,409

Total Corporate Bonds & Notes (Cost $867,733)		870,385

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
4.274% due 02/01/2035	828	824
4.500% due 10/25/2022	58	58
5.000% due 06/25/2027	24	24
5.470% due 04/25/2035	201	202

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 12/01/2033 - 07/01/2036	$33,727	$33,240
6.000% due 10/01/2036	142,000	142,666

Federal Home Loan Bank
5.212% due 03/18/2008	250,000	250,086
5.247% due 12/29/2006	100,000	100,008

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	3,300	3,241
5.000% due 06/15/2016 - 09/15/2024	2,633	2,621
5.632% due 10/25/2044	11,513	11,637

Total U.S. Government Agencies (Cost $543,088)		544,607

MORTGAGE-BACKED SECURITIES 2.2%
Banc of America Large Loan
5.450% due 01/15/2019	4,203	4,206

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	1,228	1,206

Commercial Mortgage Pass-Through Certificates
5.430% due 04/15/2017	4,250	4,253

Countrywide Alternative Loan Trust
5.400% due 10/25/2046	4,163	4,167

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	668	668

CS First Boston Mortgage Securities Corp.
2.611% due 08/15/2036	738	721
4.666% due 03/15/2036	12,000	11,693
4.938% due 12/15/2040	1,823	1,815

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,428

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	3,385	3,383

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	5,086	5,094

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	7,000	7,005

Washington Mutual, Inc.
5.640% due 01/25/2045	519	523

Total Mortgage-Backed Securities (Cost $62,899)		63,162

ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp.
5.410% due 02/25/2036	637	638

Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	1,433	1,434

Argent Securities, Inc.
5.376% due 10/25/2036	3,600	3,605
5.410% due 03/25/2036	1,026	1,027
5.470% due 02/25/2036	1,648	1,649

Asset-Backed Funding Certificates
5.364% due 09/25/2036	1,919	1,920
5.680% due 06/25/2034	8,212	8,225

Bear Stearns Asset-Backed Securities, Inc.
5.410% due 12/25/2035	1,014	1,015

Carrington Mortgage Loan Trust
5.395% due 07/25/2036	1,770	1,771

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	3,900	3,904

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	$3,850	$3,852

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	5,000	4,999
5.380% due 01/25/2037	5,626	5,629
5.380% due 03/25/2047	3,200	3,200
5.390% due 09/25/2046	3,982	3,982
5.400% due 06/25/2036	1,642	1,643
5.400% due 07/25/2036	1,538	1,539
5.400% due 08/25/2036	1,562	1,564
5.409% due 07/25/2036	2,200	2,200
5.416% due 07/25/2036	1,700	1,701

First NLC Trust
5.450% due 02/25/2036	2,149	2,150

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	1,645	1,646

Fremont Home Loan Trust
5.420% due 01/25/2036	943	943

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	1,967	1,968

GSAMP Trust
5.420% due 11/25/2035	1,312	1,313

Home Equity Mortgage Trust
5.420% due 05/25/2036	740	740
5.440% due 02/25/2036	964	965

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,408	1,409

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	1,178	1,179

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	1,290	1,290

Lehman XS Trust
5.410% due 08/25/2046	5,863	5,868

Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	1,891	1,892
5.400% due 03/25/2036	909	910
5.420% due 01/25/2036	797	798
5.610% due 10/25/2034	4,057	4,062

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	1,959	1,961

Merrill Lynch Mortgage Investors, Inc.
5.390% due 04/25/2037	1,643	1,644
5.400% due 02/25/2037	1,415	1,416
5.406% due 09/25/2037	5,400	5,404

Morgan Stanley Capital I
5.400% due 02/25/2036	2,136	2,138

Nelnet Student Loan Trust
5.378% due 08/23/2011	928	929

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	1,057	1,058
5.410% due 01/25/2036	1,169	1,169

Residential Asset Securities Corp.
5.364% due 08/25/2036	3,267	3,269
5.400% due 07/25/2036	1,852	1,853
5.410% due 01/25/2036	1,051	1,052
5.420% due 01/25/2036	1,639	1,640
5.430% due 03/25/2035	80	80

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	2,800	2,801

SLM Student Loan Trust
5.455% due 01/25/2013	717	717

Soundview Home Equity Loan Trust
5.370% due 11/25/2036	1,697	1,698

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.460% due 12/25/2035		$1,210	$1,211

Total Asset-Backed Securities (Cost $112,603)			112,670

SOVEREIGN ISSUES 5.9%
Argentina Bonos
5.590% due 08/03/2012		12,500	8,806

Brazilian Government International Bond
7.875% due 03/07/2015		175	192
8.875% due 10/14/2019		50	60
10.000% due 08/07/2011		3,150	3,712

Chile Government International Bond
5.900% due 01/28/2008		6,461	6,482

Guatemala Government Bond
8.500% due 08/03/2007		1,700	1,742

Kazakhstan Government International Bond
11.125% due 05/11/2007		750	774

Korea Development Bank
3.875% due 03/02/2009		3,000	2,906
4.750% due 07/20/2009		10,300	10,159
5.250% due 11/16/2006		1,600	1,600
5.679% due 11/22/2012		7,500	7,521
5.900% due 10/20/2009		16,550	16,670

Mexico Government International Bond
6.200% due 01/13/2009		6,911	6,992

Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,343

Peru Government International Bond
5.000% due 03/07/2017		8,924	8,814

Republic of Korea
4.875% due 09/22/2014		2,000	1,946

Russia Government International Bond
8.250% due 03/31/2010		4,778	5,029
10.000% due 06/26/2007		3,000	3,103
12.750% due 06/24/2028		100	180

Ukraine Government International Bond
6.875% due 03/04/2011		250	254
8.902% due 08/05/2009		14,150	15,058
11.000% due 03/15/2007		2,007	2,055

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,431
6.511% due 04/20/2011		62,300	61,771

Total Sovereign Issues (Cost $166,821)			171,600

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013	EUR	2,000	2,566
6.628% due 04/08/2014		2,000	2,566

Basell NV
5.424% due 09/15/2013		669	858
5.558% due 09/15/2013		608	781
5.646% due 09/15/2013		576	740
6.146% due 09/15/2014		540	696
6.174% due 09/15/2014		269	346
6.308% due 09/15/2014		894	1,152
6.416% due 09/15/2014		468	603

Gaz Capital for Gazprom
7.800% due 09/27/2010		3,000	4,245

JSG Packaging PLC
5.650% due 01/12/2013		133	169
5.754% due 01/12/2013		112	143
5.964% due 01/12/2014		168	214
5.964% due 11/29/2014		449	573
6.090% due 01/12/2014		112	143

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 01/12/2014	EUR	133	$169
6.464% due 01/12/2014		168	214
6.464% due 11/29/2014		449	573

Lecta S.A.
5.876% due 03/13/2009		2,514	3,158

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		2,100	2,688
6.036% due 11/30/2014		2,100	2,700
8.250% due 05/01/2016		1,400	1,926

Pirelli Cable
6.066% due 06/23/2014		3,900	5,020

Seat Pagine Gialle SpA
3.531% due 05/25/2012		2,000	2,542

SigmaKalon
5.991% due 09/19/2012		2,000	2,557
6.491% due 09/19/2013		2,000	2,569

Smurfit Kappa Funding PLC
5.741% due 11/29/2013		409	522
5.835% due 01/12/2013		230	294
6.241% due 11/29/2014		409	523
6.335% due 01/12/2014		230	295

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	9,006

UPC Broadband Holding BV
5.507% due 03/31/2013	EUR	1,767	2,239
5.509% due 12/31/2013		2,000	2,537

Wavin BV
5.688% due 09/13/2013		2,250	2,870
6.188% due 09/13/2014		2,250	2,883

Weather Investments II SARL
5.505% due 06/17/2012		2,100	2,660

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,335
6.798% due 06/17/2014		1,050	1,341

Total Foreign Currency-Denominated Issues (Cost $64,953)			66,416

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	297,200	$3,222

Total Common Stocks (Cost $3,236)		3,222

PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	3,610	3,682

Total Preferred Stocks (Cost $3,700)		3,682

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.0%

CERTIFICATES OF DEPOSIT 4.2%
Citibank New York N.A.
5.460% due 10/27/2006	$60,000	60,000

Unicredito Italiano SpA
5.355% due 11/20/2006	6,300	6,300
5.485% due 10/10/2006	55,000	55,000

		121,300

COMMERCIAL PAPER 15.7%
Fannie Mae
5.152% due 11/22/2006	18,000	17,869
5.252% due 10/11/2006	21,000	20,972
5.255% due 11/01/2006	37,000	36,838
5.270% due 10/18/2006	137,000	136,679

Federal Home Loan Bank
5.056% due 11/01/2006	120,000	119,409
5.157% due 10/20/2006	7,000	6,982
5.223% due 10/04/2006	35,000	34,990
5.240% due 11/01/2006	13,300	13,242

Freddie Mac
5.132% due 11/14/2006	15,000	14,908
5.133% due 11/14/2006	30,000	29,816
5.242% due 10/02/2006	24,300	24,300

		456,005

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 6.3%
Credit Suisse First Boston
5.050% due 10/02/2006		$183,700	$183,700

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.000% due 02/15/2009 - 06/15/2009 valued at $188,693. Repurchase proceeds are $183,777.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		2,983	2,983

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $3,046. Repurchase proceeds are $2,984.)

FRANCE TREASURY BILLS 5.2%
2.893% due 10/19/2006 - 12/21/2006 (b)	EUR	119,100	150,358

GERMANY TREASURY BILLS 0.7%
3.090% due 01/17/2007		17,500	21,981

JAPAN FINANCING BILLS 1.1%
0.361% due 10/04/2006	JPY	3,800,000	32,169

NETHERLANDS TREASURY BILLS 2.4%
2.950% due 10/31/2006 (b)	EUR	54,900	69,451

U.S. TREASURY BILLS 0.3%
4.787% due 11/30/2006 - 12/14/2006 (b)(c)(e)		$8,680	8,586

Total Short-Term Instruments (Cost $1,047,412)			1,046,533

PURCHASED OPTIONS (g) 0.0%
(Cost $121)			80

Total Investments (d) 103.7% (Cost $3,002,555)			$3,012,010

Written Options (h) (0.1%)
(Premiums $1,294)			(3,138)

Other Assets and Liabilities (Net) (3.6%)			(105,332)

Net Assets 100.0%			$2,903,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $33,474 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $7,654 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	121	$110
90-Day Eurodollar June Futures	Long	06/2008	190	191
90-Day Eurodollar March Futures	Long	03/2008	310	308
90-Day Eurodollar September Futures	Long	09/2007	1,991	905
Euro-Bond 10-Year Note December Futures	Long	12/2006	665	571
Euro-Bond 10-Year Note December Futures Put Option Strike @ EUR 110.000	Long	12/2006	665	0

				$2,085

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments  Floating Income Fund  (Cont.)

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.900%		06/20/2011	EUR	4,500	$0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.525%		06/20/2011		12,425	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe Crossover Series 5 Index	Sell	2.900%		06/20/2011		50,000	(86)
UBS AG	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	(4)
UBS AG	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	(56)
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	(6)
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	(59)
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009		$100	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	10
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	355
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	206
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		4,800	98
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		8,000	42
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	45
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	(20)
Barclays Bank PLC	Celestica Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	21
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		72,500	448
Barclays Bank PLC	Dow Jones CDX N.A. IG4 Index	Buy	(0.650%	)	06/20/2015		12,900	(111)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		4,000	(41)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		4,000	(36)
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	19
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	(12)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	(2)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	10
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%		12/20/2009		500	(216)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	13
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	(25)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		10,000	6
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		35,000	253
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011		10,000	38
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%		09/20/2011		10,000	23
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		14,700	35
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%		09/20/2007		100	2
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		8,995	(92)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007		42,500	164
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.720%	)	03/20/2008		1,000	(6)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%		09/20/2008		420	2
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009		250	16
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009		125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009		100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009		1,000	36
Credit Suisse First Boston	Select Aggregate Market Index	Sell	2.150%		12/20/2009		540	(1)
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.910%		03/20/2011		3,000	102
Credit Suisse First Boston	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		25,000	47
Credit Suisse First Boston	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		20,000	(38)
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011		10,000	6
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011		15,000	40
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2006	Sell	3.300%		09/20/2011		1,500	91
Credit Suisse First Boston	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.290%	)	03/20/2013		2,000	(75)
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009		17,000	282
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010		26,829	781
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011		45,000	38
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011		45,000	277
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011		4,500	1
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%		07/20/2011		25,000	726
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011		1,000	3
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011		25,000	110
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.460%		08/20/2011		25,000	246

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	$5,000	$20
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	25,000	481
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	3.250%		12/20/2011	11,500	(16)
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007	975	2
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	250	9
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	15,000	948
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010	87,805	1,755
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,700	40
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	2.100%		06/20/2011	25,000	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY6 Index	Sell	3.000%		06/20/2011	25,000	46
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	69,200	96
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	10,000	26
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	11,000	11
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	600	(1)
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	900	5
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,200	71
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	261
JPMorgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	933
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	187
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.390%		08/20/2011	8,000	52
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	4,000	(47)
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 6/28/2009	Sell	2.100%		09/20/2009	400	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	483
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%		12/20/2010	17,073	473
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%		03/20/2011	40,000	102
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	104
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	246
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(80)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	16
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	18
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	11,200	28
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	12
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%		08/20/2011	50,000	(147)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%		08/20/2011	25,000	235
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%		08/20/2011	25,000	(16)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%		08/20/2011	25,000	3
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%		08/20/2011	25,000	20
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	27
Lehman Brothers, Inc.	General Electric Capital Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	29
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	550,805	1,138
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(0.750%	)	03/20/2008	1,000	(7)
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	(41)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	8
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	6
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	(18)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	49
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.950%		03/20/2011	3,000	106
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,900	35
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	40
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	31,800	80
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	19
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	127
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	47
Merrill Lynch & Co., Inc.	Citizens Communications Co. 9.250% due 05/15/2011	Buy	(2.310%	)	03/20/2013	2,000	(78)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	5,700	83
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%		08/20/2007	15,000	37
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	0
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	2,029
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,900
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	38

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments  Floating Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%	08/20/2011		$ 20,000	$263
Royal Bank of Scotland PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	09/20/2011		20,000	18
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	09/20/2008		10,000	86
UBS AG	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		8,300	499
UBS AG	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		29,000	129
UBS AG	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011		11,000	33
UBS AG	Dow Jones CDX N.A. HY6 Index	Sell	3.000%	06/20/2011		10,000	18
UBS AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011		14,000	(6)
UBS AG	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011		11,000	23
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%	09/20/2011		25,000	30
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%	09/20/2011		25,000	30

							$17,898

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL-CDI-Compounded	Pay	13.690%	01/02/2009	BRL	111,930	$(158)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		16,000	241
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		8,790	218
Morgan Stanley	BRL-CDI-Compounded	Pay	13.700%	01/02/2009		102,209	(203)
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	176
Citibank N.A.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(405)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.505%	09/26/2016	HUF	3,500,000	71
Citibank N.A.	6-month EUR-LIBOR	Receive	7.530%	09/27/2016		2,500,000	(75)
Citibank N.A.	6-month EUR-LIBOR	Receive	7.540%	09/27/2016		6,200,000	(206)
Deutsche Bank AG	6-month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	43
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011	MXN	280,000	(122)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	(157)
JPMorgan Chase & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	84
Merrill Lynch & Co., Inc.	28-day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	(90)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$84,550	(2,508)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		105,700	(3,124)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,000	(623)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2011		52,100	(270)

							$(7,108)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description		Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures		$113.000	11/21/2006	1,810	$34	$28
Put - CBOT U.S. Treasury 10-Year Note December Futures		101.000	11/21/2006	2,522	48	39
Put - CME 90-Day Eurodollar June Futures		91.250	06/18/2007	440	4	3
Put - CME 90-Day Eurodollar March Futures		91.750	03/19/2007	1,085	10	7
Put - CME 90-Day Eurodollar March Futures		92.000	03/19/2007	316	3	2
Put - CME 90-Day Eurodollar September Futures		91.000	09/17/2007	185	2	1
Put - OTC United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	GBP	92.750	09/19/2007	300	4	0

					$105	$80

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2036	$87.313	11/06/2006	$140,000	$16	$0

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$106.000	11/21/2006	1,210	$706	$2,590
Call - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/21/2006	712	176	490
Put - CBOT U.S. Treasury 10-Year Note December Futures	102.000	11/21/2006	1,210	241	19
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	712	142	11

				$1,265	$3,110

Credit Default Swaptions
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	Receive	0.450%	06/20/2008	$5,500	$29	$28

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,689	01/2007	$0	$(38)	$(38)
Buy	CLP	1,754,935	12/2006	14	0	14
Buy	CNY	266,249	03/2007	0	(186)	(186)
Buy		274,903	08/2007	188	0	188
Buy	EUR	4,207	10/2006	0	(7)	(7)
Sell		243,824	10/2006	846	0	846
Buy		9,700	11/2006	0	(162)	(162)
Buy		13,700	03/2007	117	0	117
Sell	GBP	4,900	10/2006	104	0	104
Sell	HUF	2,572,925	11/2006	566	0	566
Sell		3,794,215	03/2007	0	(14)	(14)
Buy	INR	105,312	02/2007	38	0	38
Buy	JPY	3,990,000	10/2006	0	(8)	(8)
Sell		3,800,000	10/2006	13	0	13
Buy		1,694,792	11/2006	0	(455)	(455)
Sell		1,888,382	11/2006	375	0	375
Buy	KRW	2,288,782	03/2007	27	0	27
Buy	KZT	877,450	12/2006	0	(88)	(88)
Sell	MXN	42,220	12/2006	14	0	14
Buy	MYR	45,145	01/2007	0	(198)	(198)
Buy	PLN	10,422	11/2006	0	(48)	(48)
Buy	RUB	225,883	02/2007	428	0	428
Buy		93,263	03/2007	0	(5)	(5)
Buy		462,161	09/2007	3	0	3
Buy	SGD	3,853	11/2006	0	(1)	(1)
Sell	THB	474,625	01/2007	0	(58)	(58)
Buy	ZAR	9,318	11/2006	0	(301)	(301)

				$2,733	$(1,569)	$1,164

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,754

Total Aruba (Cost $1,763)			1,754

CANADA 0.4%
Province of Ontario
6.200% due 06/02/2031	CAD	5,500	6,110

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,410

Total Canada (Cost $8,478)			8,520

CAYMAN ISLANDS 1.2%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	1,700,000	14,398

ASIF II
4.453% due 06/15/2007	CAD	400	358

Cypress Tree Investment Partners I Ltd.
5.907% due 10/15/2009		$723	732

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	300,000	2,541
1.581% due 12/31/2049		100,000	869

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$4,700	4,747

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,244

Vita Capital Ltd.
6.830% due 01/01/2007		$1,100	1,104

Total Cayman Islands (Cost $27,182)			26,993

FRANCE 7.0%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	5,775
4.000% due 04/25/2014		300	389
4.000% due 10/25/2014		92,900	120,351
4.000% due 04/25/2055		300	390
4.750% due 10/25/2012		100	134
5.500% due 04/25/2029		4,200	6,568
5.750% due 10/25/2032		10,100	16,549

Total France (Cost $146,296)			150,156

GERMANY 17.1%
Republic of Germany
3.750% due 01/04/2015		39,000	49,713
4.000% due 07/04/2009		300	384
4.250% due 01/04/2014		27,340	35,940
4.250% due 07/04/2014		69,000	90,858
4.750% due 07/04/2034		400	578
5.000% due 01/04/2012		2,000	2,699
5.000% due 07/04/2012		16,700	22,642
5.250% due 07/04/2010		8,700	11,659
5.250% due 01/04/2011		19,500	26,293
5.375% due 01/04/2010		300	401
5.500% due 01/04/2031		300	473
5.625% due 01/04/2028		41,700	65,735
6.250% due 01/04/2024		9,800	16,100
6.250% due 01/04/2030		22,640	38,745
6.500% due 07/04/2027		2,260	3,908

Total Germany (Cost $362,049)			366,128

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009		700	875
4.500% due 05/01/2009		1,000	1,294

Total Italy (Cost $2,188)			2,169

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JAPAN 13.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	$371

Japan Government Bond
0.700% due 09/20/2008	JPY	1,790,000	15,181
1.500% due 03/20/2011		5,150,000	44,466
1.500% due 03/20/2014		1,520,000	12,930
1.500% due 03/20/2015		3,850,000	32,474
1.600% due 09/20/2013		1,660,000	14,280
1.600% due 06/20/2014		3,970,000	33,952
1.600% due 09/20/2014		1,650,000	14,075
2.300% due 05/20/2030		1,347,700	11,314
2.300% due 06/20/2035		3,530,000	29,086
2.400% due 03/20/2034		580,000	4,875
2.500% due 09/20/2035		6,210,000	53,264

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (c)		2,178,680	18,297

Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,428

Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	400,000	3,412
1.267% due 12/31/2049		300,000	2,542
1.384% due 09/29/2049		300,000	2,582

Total Japan (Cost $311,959)			296,529

JERSEY, CHANNEL ISLANDS 0.0%
SRM Investment Ltd.
3.475% due 08/26/2034	EUR	84	107

Total Jersey, Channel Islands (Cost $101)			107

MEXICO 0.0%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	98

Total Mexico (Cost $99)			98

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,540

Total Netherland Antilles (Cost $2,554)			2,540

NETHERLANDS 0.2%
Netherlands Government Bond
3.750% due 07/15/2014	EUR	1,200	1,530
4.250% due 07/15/2013		400	526

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$1,400	1,400

Total Netherlands (Cost $3,467)			3,456

RUSSIA 0.1%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	803

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$1,600	1,607

Total Russia (Cost $2,354)			2,410

SPAIN 5.0%
Banesto Banco de Emisiones
3.106% due 10/04/2006	EUR	1,000	1,268

Spain Government Bond
4.200% due 01/31/2037		900	1,190
4.400% due 01/31/2015		42,000	55,863
5.400% due 07/30/2011		20,800	28,389
5.750% due 07/30/2032		11,150	18,191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.150% due 01/31/2013	EUR	1,000	$1,443

Total Spain (Cost $105,858)			106,344

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020		3,000	3,608

Total Tunisia (Cost $3,626)			3,608

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015		1,000	1,191

Total Ukraine (Cost $1,210)			1,191

UNITED KINGDOM 4.4%
HBOS PLC
5.920% due 09/29/2049		$3,300	3,198

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		3,500	3,504

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,040

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	20,946
4.750% due 06/07/2010		12,900	24,139
5.000% due 03/07/2012		2,030	3,860
5.000% due 09/07/2014		35	67
5.750% due 12/07/2009		3,900	7,506
9.000% due 07/12/2011		11,900	26,312

Vodafone Group PLC
5.427% due 06/29/2007		$3,500	3,500

XL Capital Europe PLC
6.500% due 01/15/2012		500	522

Total United Kingdom (Cost $94,393)			94,594

UNITED STATES 35.2%

ASSET-BACKED SECURITIES 9.5%
ACE Securities Corp.
5.384% due 10/25/2036		6,000	6,005

Amortizing Residential Collateral Trust
5.620% due 07/25/2032		1	1
5.680% due 10/25/2031		8	8

Argent Securities, Inc.
5.376% due 10/25/2036		8,800	8,811
5.390% due 05/25/2036		226	226
5.430% due 11/25/2035		936	937
5.450% due 10/25/2035		52	52
5.470% due 02/25/2036		165	165

Asset-Backed Funding Certificates
5.440% due 06/25/2035		54	54
5.680% due 06/25/2034		11,521	11,539

Bear Stearns Asset-Backed Securities, Inc.
5.500% due 12/25/2042		167	167
5.780% due 03/25/2043		10	10

Capital One Auto Finance Trust
5.117% due 05/15/2007		1,330	1,331

Carrington Mortgage Loan Trust
5.395% due 07/25/2036		2,478	2,480

CIT Group Home Equity Loan Trust
5.620% due 03/25/2033		18	18

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		135	135

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047		8,800	8,799
5.390% due 09/25/2046		2,871	2,871

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 07/25/2035	$4	$4
5.430% due 01/25/2036	23	23
5.810% due 12/25/2031	6	6

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	4	4

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	3,700	3,700

FBR Securitization Trust
5.450% due 10/25/2035	275	276
5.450% due 11/25/2035	833	834

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	4	4

First NLC Trust
5.440% due 12/25/2035	424	425
5.450% due 02/25/2036	987	988

Fremont Home Loan Trust
5.412% due 02/27/2037	12,000	12,000
5.420% due 01/25/2036	679	679

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	786	786

GSAMP Trust
5.440% due 09/25/2035	40	40
5.440% due 11/25/2035	312	312
5.620% due 03/25/2034	61	61

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	1,105	1,109

Home Equity Asset Trust
5.440% due 02/25/2036	54	54

Home Equity Mortgage Trust
5.440% due 02/25/2036	357	357

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	530	530

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	2,888	2,890

Lehman XS Trust
5.410% due 07/25/2046	7,084	7,011

Long Beach Mortgage Loan Trust
5.450% due 09/25/2035	22	22
5.530% due 11/25/2034	93	93
5.610% due 10/25/2034	5,432	5,439

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	553	553
5.394% due 07/25/2037	10,600	10,605
5.406% due 09/25/2037	10,400	10,408
5.487% due 06/25/2036	280	280

Morgan Stanley Capital I
5.660% due 07/25/2032	1	1

New Century Home Equity Loan Trust
5.440% due 09/25/2035	42	42

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	6,135	6,140

Option One Mortgage Loan Trust
5.430% due 11/25/2035	184	185

Park Place Securities, Inc.
5.440% due 09/25/2035	17	17

Quest Trust
5.770% due 09/25/2034	68	68

Renaissance Home Equity Loan Trust
5.680% due 08/25/2032	3	3
5.830% due 12/25/2033	1,320	1,332

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	12,100	12,098
5.430% due 05/25/2035	546	547

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.400% due 07/25/2036	$4,537	$4,540
5.404% due 10/25/2036	10,700	10,703
5.420% due 01/25/2036	303	304
5.580% due 07/25/2032	31	31
5.870% due 04/25/2032	29	29

SACO I, Inc.
5.390% due 05/25/2036	2,592	2,593
5.440% due 07/25/2035	4	4

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	14,800	14,802
5.590% due 08/25/2032	3	3

SBI Heloc Trust
5.494% due 08/25/2036	10,300	10,300

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	830	831

SG Mortgage Securities Trust
5.430% due 10/25/2035	236	236

Soundview Home Equity Loan Trust
5.390% due 06/25/2036	152	152
5.430% due 12/25/2035	385	386
5.440% due 05/25/2035	275	275

Structured Asset Securities Corp.
5.730% due 05/25/2034	23	23

Wells Fargo Home Equity Trust
5.450% due 12/25/2035	10,528	10,536
5.560% due 10/25/2035	11,363	11,379
5.570% due 11/25/2035	12,000	12,032

		202,694

BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.367% due 12/20/2012	556	560
7.390% due 12/20/2012	2,286	2,293
7.485% due 12/20/2012	143	143

Reynolds American, Inc.
7.250% due 05/31/2012	97	97
7.312% due 05/31/2012	2,903	2,921

		6,014

CORPORATE BONDS & NOTES 6.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,000	1,011

AT&T, Inc.
5.612% due 11/14/2008	1,000	1,003

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	3,300	3,271

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,600

BellSouth Corp.
5.580% due 08/15/2008	3,900	3,903

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	600	603

Boston Scientific Corp.
5.450% due 06/15/2014	1,100	1,054
6.000% due 06/15/2011	2,900	2,920
6.400% due 06/15/2016	2,700	2,728

Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,519

Charter One Bank N.A.
5.540% due 04/24/2009	9,000	9,010

CIT Group, Inc.
5.500% due 06/08/2009	7,500	7,510
5.608% due 05/23/2008	3,500	3,512

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
7.500% due 01/15/2009	$400	$414
8.900% due 07/15/2008	1,200	1,263
9.875% due 10/15/2007	400	418

CNA Financial Corp.
6.000% due 08/15/2011	2,000	2,030

Comcast Corp.
5.800% due 07/14/2009	7,600	7,619

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	7,300	7,312

CVS Corp.
5.750% due 08/15/2011	700	710

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010	700	681
5.750% due 09/08/2011	1,100	1,096
5.870% due 09/10/2007	400	401

Dominion Resources, Inc.
5.664% due 09/28/2007	700	700

EchoStar DBS Corp.
5.750% due 10/01/2008	300	298

El Paso Corp.
7.625% due 08/16/2007	800	814

Ford Motor Credit Co.
6.340% due 03/21/2007	400	399

General Electric Capital Corp.
5.430% due 12/12/2008	2,500	2,503
5.490% due 06/15/2009	3,300	3,310

Harrah’s Operating Co., Inc.
6.099% due 02/08/2008	2,400	2,403

HCA, Inc.
7.000% due 07/01/2007	1,500	1,515

Health Care Property Investors, Inc.
5.950% due 09/15/2011	700	703

HJ Heinz Co.
6.428% due 12/01/2008	6,400	6,535

HJ Heinz Finance Co.
6.000% due 03/15/2012	800	815

HSBC Finance Corp.
5.500% due 01/19/2016	5,500	5,511
6.538% due 11/13/2007	2,500	2,525

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	3,000	3,037

Lennar Corp.
5.950% due 10/17/2011	700	701

Loews Corp.
5.250% due 03/15/2016	800	777

Masco Corp.
5.875% due 07/15/2012	700	699

May Department Stores Co.
4.800% due 07/15/2009	700	687

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	1,000	1,001

Mirage Resorts, Inc.
7.250% due 10/15/2006	425	425

Mizuho JGB Investment LLC
9.870% due 12/29/2049	2,300	2,465

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,200	1,265

Morgan Stanley
5.623% due 01/18/2008	900	902

Nisource Finance Corp.
5.400% due 07/15/2014	800	775

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Raychem Corp.
7.200% due 10/15/2008		$200	$207

SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,425

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,753

Toyota Motor Credit Corp.
5.372% due 10/12/2007		6,800	6,805

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	501
6.787% due 04/15/2008		1,000	1,002

U.S. Bancorp
5.354% due 04/28/2009		4,300	4,304

Unicredito Italiano NY
5.388% due 12/13/2007		3,900	3,899
5.398% due 12/03/2007		3,500	3,502

Viacom, Inc.
5.750% due 04/30/2011		2,800	2,797

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	300,000	2,549
			137,097

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,682	1,650

Banc of America Mortgage Securities
5.000% due 05/25/2034		3,604	3,558

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		9,534	9,305

Bear Stearns Alt-A Trust
5.580% due 07/25/2034		9	9
5.840% due 11/25/2036		13,415	13,375

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		13,563	13,407

Countrywide Alternative Loan Trust
5.540% due 05/25/2035		2,895	2,899

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,824	2,799
5.610% due 08/25/2034		11	11
5.620% due 04/25/2035		694	697
5.650% due 03/25/2035		4,560	4,575
5.660% due 02/25/2035		371	372
5.670% due 02/25/2035		552	555

CS First Boston Mortgage Securities Corp.
5.550% due 11/15/2019		1,598	1,600

CSAB Mortgage-Backed Trust
5.430% due 06/25/2036		2,679	2,680

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.430% due 10/25/2036		8,800	8,800

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		2,750	2,758

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,314	2,303

Greenpoint Mortgage Funding Trust
5.550% due 06/25/2045		1,751	1,758
5.600% due 11/25/2045		419	420

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,188	1,173

Harborview Mortgage Loan Trust
5.550% due 05/19/2035		3,574	3,584
5.700% due 02/19/2034		60	60

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		345	344

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 11/25/2017	$559	$553

Mellon Residential Funding Corp.
5.770% due 12/15/2030	28	29

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	727	721

Sequoia Mortgage Trust
5.630% due 08/20/2032	69	69

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	6,944	6,955
5.560% due 05/25/2045	2,201	2,208

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	7,055	7,048

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	10,400	10,408

Washington Mutual, Inc.
5.543% due 06/25/2046	6,887	6,891
5.560% due 04/25/2045	5,727	5,743
5.590% due 11/25/2045	1,157	1,162
5.600% due 12/25/2027	362	362
5.600% due 12/25/2045	3,941	3,958
5.640% due 01/25/2045	1,091	1,098
5.650% due 01/25/2045	831	834
5.667% due 10/25/2046	4,400	4,415
5.777% due 07/25/2046	2,356	2,356
5.963% due 06/25/2042	1,149	1,152
5.963% due 08/25/2042	27	27

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	5,300	5,218
4.950% due 03/25/2036	7,593	7,526
5.240% due 04/25/2036	3,396	3,414
		150,839

MUNICIPAL BONDS & NOTES 0.2%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	630	670

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	987

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	330	353

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,350	1,416
		3,426

U.S. GOVERNMENT AGENCIES 9.0%
Fannie Mae
4.190% due 11/01/2034	7,674	7,583
4.750% due 08/25/2008	10,000	9,962
4.960% due 12/01/2034	336	333
5.000% due 11/25/2032	4,000	3,744
5.420% due 09/25/2035	392	392
5.450% due 03/25/2034	77	77
5.480% due 08/25/2034	91	91
5.500% due 10/01/2028 - 02/01/2035	91,423	90,356
5.580% due 06/25/2044	52	52
5.730% due 06/25/2029	49	49
6.000% due 10/01/2036 - 07/25/2044	48,153	48,385
6.500% due 10/01/2036 - 06/25/2044	15,096	15,375

Freddie Mac
4.400% due 09/01/2035	513	505
5.000% due 11/15/2021 - 12/15/2031	8,664	8,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.590% due 08/25/2031	$115	$116
5.680% due 12/15/2030	735	737

Government National Mortgage Association
6.000% due 08/20/2034	3,965	3,996

Small Business Administration
4.625% due 02/01/2025	1,087	1,049
4.754% due 08/10/2014	88	85
5.110% due 04/01/2025	2,339	2,325
		193,702

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	5,487	5,201
1.875% due 07/15/2015	10,461	10,133
2.000% due 01/15/2014	4,020	3,944
2.000% due 01/15/2026	616	591
3.375% due 01/15/2007	16,081	15,947

U.S. Treasury Notes
3.875% due 05/15/2010	600	586
4.375% due 12/15/2010	24,700	24,503
		60,905

Total United States (Cost $757,046)		754,677

SHORT-TERM INSTRUMENTS 35.1%

CERTIFICATES OF DEPOSIT 0.4%
Countrywide Funding Corp.
5.360% due 08/16/2007	8,100	8,099

COMMERCIAL PAPER 31.7%
Abbey National N.A. LLC
5.260% due 11/30/2006	48,100	47,685

Bank of America Corp.
5.260% due 12/14/2006	8,200	8,109
5.275% due 11/14/2006	43,300	43,027
5.275% due 12/01/2006	5,700	5,648

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	58,500	57,786

BNP Paribas Finance
5.240% due 01/19/2007	19,600	19,282
5.265% due 12/28/2006	44,100	43,524

Danske Corp.
5.255% due 01/18/2007	10,000	9,839
5.265% due 12/27/2006	28,600	28,230
5.270% due 12/27/2006	1,400	1,382
5.370% due 10/30/2006	17,100	17,029

Dexia Delaware LLC
5.250% due 12/20/2006	57,700	57,012

DnB NORBank ASA
5.265% due 02/20/2007	16,100	15,765

HBOS Treasury Services PLC
5.255% due 12/21/2006	55,500	54,831

IXIS Commercial Paper Corp.
5.275% due 11/07/2006	26,900	26,758
5.360% due 10/25/2006	14,200	14,151

San Paolo IMI U.S. Financial Co.
5.265% due 12/01/2006	48,100	47,659

Sanofi Aventis
5.250% due 11/08/2006	47,800	47,542

Skandinaviska Enskilda Banken AB
5.285% due 11/15/2006	43,100	42,822

Societe Generale N.A.
5.260% due 12/01/2006	47,700	47,263

Time Warner, Inc.
5.390% due 01/25/2007	8,500	8,355

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UB S Finance Delaware LLC
5.245% due 01/08/2007	$39,400	$38,823

		682,522

REPURCHASE AGREEMENTS 1.2%
Lehman Brothers, Inc.
5.050% due 10/02/2006	25,000	25,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $25,498. Repurchase proceeds are $25,011.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$1,417	$1,417

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $1,449. Repurchase proceeds are $1,418.)

JAPAN FINANCING BILLS 0.6%
0.340% due 10/02/2006 - 10/04/2006 (b)	JPY	1,500,000	12,698

U.S. TREASURY BILLS 1.1%
4.826% due 11/30/2006 - 12/14/2006 (b)(d)(e)(g)		$24,365	24,110

Total Short-Term Instruments (Cost $754,426)			753,846

VALUE (000S)
PURCHASED OPTIONS (i) 0.4%
(Cost $7,027)	$8,248

Total Investments (f) 120.5% (Cost $2,592,076)	$2,583,369

Written Options (j) (0.5%) (Premiums $8,426)	(10,867)

Other Assets and Liabilities (Net) (20.0%)	(427,636)

Net Assets 100.0%	$2,144,866

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $11,880 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $110,336 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $9,263 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	452	$107
90-Day Eurodollar December Futures	Long	12/2008	177	173
90-Day Eurodollar June Futures	Long	06/2007	1,163	683
90-Day Eurodollar June Futures	Long	06/2009	177	175
90-Day Eurodollar March Futures	Long	03/2009	177	172
90-Day Eurodollar September Futures	Long	09/2007	644	680
90-Day Eurodollar September Futures	Long	09/2008	177	172
Canadian Bank Bills December Futures	Long	12/2006	620	360
Canadian Bank Bills June Futures	Short	06/2007	620	(651)
Euro-Bobl 5-Year Note Futures	Long	12/2006	980	311
Euro-Bobl 5-Year Note Futures Put Options Strike @ EUR 106.200	Long	12/2006	980	0
Euro-Bund 10-Year Note Futures	Long	12/2006	1,142	1,158
Euro-Bund 10-Year Note Futures Put Options Strike @ EUR 110.000	Long	12/2006	2,020	0
Euro-Bund 10-Year Note Futures Put Options Strike @ EUR 110.500	Long	12/2006	350	0
Japan Government 10-Year Note December Futures	Long	12/2006	242	1,155
U.S. Treasury 5-Year Note December Futures	Short	12/2006	38	(21)
U.S. Treasury 10-Year Note December Futures	Long	12/2006	46	42
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	195	341

				$4,857

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	619,000	$8
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$700	1
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		500	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		700	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		2,000	(3)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		800	2
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		800	(8)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		800	0

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Autozone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		$ 1,600	$2
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		700	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,000	(1)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,100	17
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,000	(1)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		21,700	27
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011		4,200	2
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		7,600	33
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		700	(1)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		4,200	(32)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.055%	)	08/20/2016		2,400	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		25,700	38
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011		11,700	291
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		5,300	29
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016		2,900	(27)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016		6,500	(51)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016		14,300	(28)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007		4,900	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		1,984	14
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		9,920	71
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010		2,200	(75)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011		700	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011		11,200	67
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012		700	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016		6,200	(67)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011		700	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011		1,100	0

								$323

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%		12/15/2010	AUD	60,000	$(1,127)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%		12/15/2015		34,200	863
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%		12/15/2011		27,900	25
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%		12/15/2016		15,800	(113)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%		12/15/2011		26,600	75
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%		12/15/2016		15,300	(142)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%		06/15/2015	CAD	3,000	125
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%		06/17/2010	EUR	200	(7)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%		10/15/2010		15,000	133
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		9,100	(220)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%		10/15/2010		10,000	98
Citibank N.A.	6-month EUR-LIBOR	Receive	4.000%		06/16/2014		1,120	12
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		700	(7)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		400	14
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%		12/15/2014		13,200	(387)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%		06/17/2015		104,700	2,366
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		400	(12)
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%		06/18/2034		28,000	812
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%		06/17/2010		46,700	(1,413)

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	44,000	$0
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		21,100	(199)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		51,800	755
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(6)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		200	(3)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		44,600	3,262
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		23,700	1,560
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(17)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	164
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	7,800	2
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		1,600	17
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	(48)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		4,500	165
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		3,600	96
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		50,900	267
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		31,000	167
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		10,000	438
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		500	16
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		44,000	250
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		14,800	(586)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(171)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	09/15/2015		5,800	(185)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		1,300	29
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	14
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		146,900	645
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,240,000	(244)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	(593)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		10,800,000	(2,446)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,510,000	(307)
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		40,400,000	1,027
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	93
Morgan Stanley	6-month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,446)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		1,100,000	(235)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(398)
UBS AG	6-month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(31)
UBS AG	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		2,490,000	(60)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		$141,500	(1,183)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,600	(136)
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		8,400	499
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	65
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2008		94,500	(1,017)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,500	(31)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		49,900	(1,480)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,300	251
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,200	(220)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,800	45
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		110,800	(2,308)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,000	(208)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,800	107
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		12,000	712
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(306)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		123,500	1,977
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		9,400	(8)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(116)

							$(270)

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description		Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures		$112.000	11/21/2006	807	$15	$13
Call - CBOT U.S. Treasury 10-Year Note December Futures		113.000	11/21/2006	846	16	13
Put - CBOT U.S. Treasury 10-Year Note December Futures		100.000	11/21/2006	428	8	7
Put - CBOT U.S. Treasury 10-Year Note December Futures		101.000	11/21/2006	494	9	8
Put - CME 90-Day Eurodollar December Futures		92.500	12/18/2006	2,652	25	16
Put - CME 90-Day Eurodollar March Futures		92.000	03/19/2007	1,375	13	9
Put - CME 90-Day Eurodollar September Futures		90.500	09/17/2007	550	5	3
Put - OTC Japan Government 10-Year Bond December Futures	JPY	124.000	11/30/2006	275	24	0

					$115	$69

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP	13,600	$30	$28
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		23,200	120	115
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007		16,000	88	69
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006		52,000	164	40
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		68,800	319	342
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007		34,900	191	155
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007		16,500	89	78
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		23,200	112	115
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Pay	5.000%	03/08/2007		$74,000	289	266
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Pay	4.500%	10/04/2006		20,900	107	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Pay	5.200%	05/09/2007		17,500	70	121
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,332
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Pay	4.500%	10/04/2006		13,900	71	0
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-month USD LIBOR	Pay	5.250%	06/07/2007		182,100	815	1,457
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.000%	03/08/2007		21,000	98	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.080%	04/19/2007		52,900	178	275
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.150%	05/08/2007		211,900	820	1,334
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	5.190%	05/09/2007		371,400	737	1,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Pay	4.750%	07/02/2007		20,000	83	83
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.130%	10/25/2006		97,500	154	153
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.170%	02/01/2007		111,200	286	517
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.000%	03/08/2007		175,000	665	628
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Pay	5.250%	06/07/2007		64,000	236	512

								$6,912	$8,859

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$40,900	$0	$(221)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	11,300	0	(72)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/19/2007	50,200	0	(155)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	28,000	0	(163)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	25,400	0	(69)

					$0	$(680)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	458	$199	$601
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	478	170	8
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	334	217	5

				$586	$ 614

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	7,000	$119	$132
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		19,600	358	371
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		4,700	95	86
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		6,900	111	130
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Pay	5.900%	01/02/2007		$23,600	241	7
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD LIBOR	Receive	5.040%	03/08/2007		33,000	313	268
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Receive	4.540%	10/04/2006		9,000	105	0
Put - OTC 10-Year Interest Rate Swap	Citibank N.A.	3-month USD LIBOR	Pay	5.900%	01/02/2007		38,700	395	12
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.315%	05/09/2007		7,600	71	130
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.250%	05/16/2007		16,200	180	338
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,352
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Receive	4.540%	10/04/2006		6,000	72	0
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD LIBOR	Receive	5.250%	05/16/2007		7,500	98	156
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-month USD LIBOR	Receive	5.340%	06/07/2007		79,200	852	1,465
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.040%	03/08/2007		9,000	100	73
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.220%	04/19/2007		23,000	182	319

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.280%	05/08/2007	$92,100	$828	$1,477
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.315%	05/09/2007	83,100	769	1,418
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD LIBOR	Receive	5.000%	07/02/2007	8,800	92	92
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.210%	10/25/2006	41,900	164	284
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.240%	02/01/2007	48,100	296	583
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.040%	03/08/2007	76,000	688	617
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD LIBOR	Receive	5.325%	06/07/2007	27,000	229	488

							$7,511	$9,798

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$14,400	$76	$73

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 120.000	05/21/2007	$65,000	$253	$382

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$603	$603	0.03%

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$13,600	$13,330	$13,400
U.S. Treasury Notes	3.000%	02/15/2009	100	96	97
U.S. Treasury Notes	3.375%	09/15/2009	300	289	291
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,240	5,402
U.S. Treasury Notes	4.250%	11/15/2013	2,800	2,719	2,786
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,930	1,987
U.S. Treasury Notes	4.500%	02/15/2016	48,000	47,025	47,909
U.S. Treasury Notes	4.875%	05/31/2011	2,800	2,817	2,883
U.S. Treasury Notes	5.125%	05/15/2016	34,600	35,510	36,655

				$108,956	$111,410

(3) Market value includes $1,354 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	56,589	10/2006	$0	$(914)	$(914)
Buy	CAD	57,701	10/2006	9	(238)	(229)
Sell		9,637	10/2006	21	0	21
Buy	CLP	402,000	11/2006	9	0	9
Buy		77,200	12/2006	1	0	1
Buy	CNY	16,478	03/2007	0	(17)	(17)
Buy		79,422	05/2007	0	(90)	(90)
Buy		90,741	08/2007	52	0	52
Buy		97,375	09/2007	54	0	54
Buy	DKK	136,721	12/2006	23	(215)	(192)
Buy	EUR	458,516	10/2006	0	(1,340)	(1,340)
Buy	GBP	82,047	10/2006	4	(1,460)	(1,456)
Sell		13,091	10/2006	153	0	153
Buy	INR	5,506	02/2007	2	0	2
Buy		1,310	03/2007	0	0	0
Buy	JPY	63,403,521	10/2006	0	(3,323)	(3,323)
Sell		2,427,184	10/2006	287	0	287
Buy		2,986,793	11/2006	0	(211)	(211)
Sell		382,351	11/2006	98	0	98
Buy	KRW	1,767,068	11/2006	36	0	36
Buy		1,960,600	02/2007	33	0	33

See Accompanying Notes	Semiannual Report	September 30, 2006	57

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)	(Unaudited) September 30, 2006

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	NZD	59,224	10/2006	$343	$(159)	$184
Buy	PLN	390	11/2006	0	(2)	(2)
Buy	SEK	157,562	12/2006	0	(221)	(221)
Buy	SGD	482	10/2006	0	(3)	(3)
Buy		3,682	11/2006	0	0	0
Buy		219	03/2007	0	0	0
Sell	TWD	1,559	10/2006	0	0	0
Buy		95,427	02/2007	0	(69)	(69)
Buy	ZAR	8,983	10/2006	0	(153)	(153)
Sell		4,783	10/2006	11	0	11
Buy		8,983	12/2006	0	(22)	(22)

				$1,136	$(8,437)	$(7,301)

58	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
1.681% due 12/31/2049	JPY	500,000	$4,337

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,754

Total Aruba (Cost $6,154)			6,091

AUSTRALIA 0.1%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	470

Medallion Trust
5.730% due 07/12/2031		$785	787

Total Australia (Cost $1,241)			1,257

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,219

Total Austria (Cost $13,824)			17,219

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,206

Total Belgium (Cost $10,009)			14,206

CANADA 0.3%
Province of Ontario
6.200% due 06/02/2031	CAD	2,200	2,444

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,724

Rogers Wireless, Inc.
7.625% due 12/15/2011		2,100	2,034

Total Canada (Cost $6,899)			7,202

CAYMAN ISLANDS 1.3%
Asahi Finance Cayman Ltd.
1.654% due 02/28/2049	JPY	600,000	5,082

Cypress Tree Investment Partners I Ltd.
5.907% due 10/15/2009		$482	488

Mizuho Finance Cayman Ltd.
1.085% due 09/28/2049	JPY	400,000	3,388
1.815% due 12/31/2049		300,000	2,608

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	10,806

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,114

Pylon Ltd.
7.233% due 12/18/2008		1,350	1,713

SHL Corp. Ltd.
1.128% due 12/25/2024	JPY	15,996	138

Vita Capital Ltd.
6.830% due 01/01/2007		$3,900	3,913

Total Cayman Islands (Cost $32,320)			32,250

DENMARK 0.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,209	215

Nykredit Realkredit A/S
6.000% due 10/01/2029		1,917	340

Total Denmark (Cost $344)			555

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE 12.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	$1,495

France Government Bond
4.000% due 04/25/2009		8,050	10,308
4.000% due 10/25/2009		30,070	38,593
4.000% due 04/25/2014		39,700	51,421
4.000% due 10/25/2014		111,700	144,706
4.000% due 04/25/2055		600	779
4.750% due 04/25/2035		1,100	1,588
5.250% due 04/25/2008		26,800	34,808
5.750% due 10/25/2032		10,300	16,876
6.000% due 10/25/2025		3,400	5,528

Total France (Cost $280,834)			306,102

GERMANY 25.6%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,706

Hypothekenbank in Essen AG
5.500% due 02/20/2007	EUR	1,690	2,157

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007		440	563

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,842

Republic of Germany
4.000% due 07/04/2009		2,900	3,716
4.250% due 01/04/2014		63,452	83,412
4.250% due 07/04/2014		81,490	107,305
4.750% due 07/04/2034		4,300	6,215
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		12,700	17,140
5.250% due 07/04/2010		33,500	44,892
5.250% due 01/04/2011		28,400	38,293
5.375% due 01/04/2010		4,100	5,477
5.500% due 01/04/2031		15,400	24,275
5.625% due 01/04/2028		39,370	62,062
6.250% due 01/04/2024		7,600	12,485
6.250% due 01/04/2030		23,950	40,987
6.500% due 07/04/2027		95,560	165,239

Total Germany (Cost $576,986)			621,900

IRELAND 0.2%
Celtic Residential Irish Mortgage Securitisation
3.332% due 06/13/2035	EUR	1,738	2,210

Emerald Mortgages PLC
3.385% due 04/15/2028		1,675	2,131
3.385% due 01/15/2035		451	575

Total Ireland (Cost $4,076)			4,916

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,603
5.500% due 11/01/2010		1,700	2,304

Siena Mortgages SpA
3.465% due 02/05/2037		941	1,190

Total Italy (Cost $8,167)			8,097

JAPAN 21.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	371

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,891

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,273
1.500% due 03/20/2011		12,710,000	109,741
1.500% due 03/20/2014		6,810,000	57,930

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.500% due 03/20/2015	JPY	5,200,000	$43,860
1.600% due 06/20/2014		8,010,000	68,502
1.600% due 09/20/2014		5,710,000	48,710
2.300% due 05/20/2030		700,300	5,879
2.300% due 06/20/2035		7,380,000	60,810
2.400% due 03/20/2034		2,470,000	20,761
2.500% due 09/20/2035		4,060,000	34,823

Japanese Government CPI Linked Bond
5.265% due 06/10/2016 (b)		3,373,440	28,331

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,583

Sumitomo Mitsui Banking Corp.
1.245% due 12/01/2049	JPY	600,000	5,118
1.267% due 12/31/2049		400,000	3,389
1.384% due 09/29/2049		100,000	861
5.625% due 07/29/2049		$1,300	1,267

Total Japan (Cost $559,252)			528,100

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
3.396% due 12/10/2037	EUR	4,148	5,284

Lloyds TSB Capital
7.375% due 02/07/2049		500	724

SRM Investment Ltd.
3.475% due 08/26/2034		422	536

Total Jersey, Channel Islands (Cost $4,909)			6,544

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	41

Total Mexico (Cost $39)			41

NETHERLAND ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,693

Total Netherland Antilles (Cost $1,703)			1,693

NETHERLANDS 0.7%
Delphinus BV
3.404% due 04/25/2093	EUR	1,500	1,891

Dutch Mortgage Portfolio Loans BV
3.484% due 11/20/2035		1,282	1,633

Dutch Mortgage-Backed Securities BV
3.343% due 10/02/2079		2,967	3,760

Holland Euro-Denominated Mortgage-Backed Series
3.362% due 04/18/2012		907	1,153

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,188

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009		$4,400	4,400

Total Netherlands (Cost $15,949)			16,025

NEW ZEALAND 0.1%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	2,006	1,800

Total New Zealand (Cost $1,230)			1,800

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	936

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007		$3,800	$3,817

Total Russia (Cost $4,679)			4,753

SPAIN 3.0%
Hipotebansa Mortgage Securitization Fund
3.258% due 07/18/2022	EUR	1,080	1,362

Spain Government Bond
4.200% due 07/30/2013		2,200	2,877
4.200% due 01/31/2037		2,300	3,041
5.150% due 07/30/2009		37,730	49,811
5.350% due 10/31/2011		11,100	15,166

Total Spain (Cost $55,459)			72,257

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,532

Total Tunisia (Cost $5,560)			5,532

UNITED KINGDOM 6.3%
Bauhaus Securities Ltd.
3.466% due 10/30/2052	EUR	2,579	3,279

Dolerite Funding PLC
5.672% due 08/20/2032		$642	642

HBOS PLC
5.920% due 09/29/2049		5,900	5,718

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007		6,500	6,507

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,418

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	27,376
4.750% due 06/07/2010		27,900	52,207
5.000% due 03/07/2012		12,830	24,399
8.000% due 09/27/2013		14,100	31,678

Total United Kingdom (Cost $150,716)			153,224

UNITED STATES 32.1%

ASSET-BACKED SECURITIES 1.2%
Amresco Residential Securities Mortgage Loan Trust
6.270% due 06/25/2029		$484	499

Argent Securities, Inc.
5.430% due 11/25/2035		1,776	1,777

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 10/25/2032		107	107
5.730% due 10/27/2032		218	219

Capital One Auto Finance Trust
5.117% due 05/15/2007		1,663	1,664

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035		135	135

Countrywide Asset-Backed Certificates
5.420% due 07/25/2035		8	8

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032		122	122

FBR Securitization Trust
5.450% due 10/25/2035		551	551
5.450% due 11/25/2035		1,454	1,456

First Alliance Mortgage Loan Trust
5.560% due 12/20/2027		28	28

First NLC Trust
5.440% due 12/25/2035		799	799
5.450% due 02/25/2036		1,742	1,744

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.420% due 01/25/2036	$1,508	$1,509

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	1,516	1,517

GSAMP Trust
5.440% due 11/25/2035	624	625

Home Equity Mortgage Trust
5.440% due 02/25/2036	643	643

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	942	943

Mesa Trust Asset-Backed Certificates
5.730% due 12/25/2031	630	633

New Century Home Equity Loan Trust
5.420% due 07/25/2035	100	100

Quest Trust
5.890% due 06/25/2034	879	882

Residential Asset Securities Corp.
5.420% due 01/25/2036	607	608
5.430% due 11/25/2035	897	898
5.580% due 07/25/2032	592	593

SG Mortgage Securities Trust
5.430% due 10/25/2035	439	439

Soundview Home Equity Loan Trust
5.430% due 12/25/2035	716	716
5.440% due 05/25/2035	477	477

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	12,179	12,197

		31,889

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
7.367% due 12/20/2012	927	934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

		4,994

CORPORATE BONDS & NOTES 6.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,415

AT&T, Inc.
5.612% due 11/14/2008	500	502

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	6,500	6,442

AutoZone, Inc.
5.875% due 10/15/2012	2,000	2,000

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	900	905

Boston Scientific Corp.
5.450% due 06/15/2014	1,500	1,437
6.000% due 06/15/2011	4,700	4,733
6.400% due 06/15/2016	4,300	4,344

Charter One Bank N.A.
5.540% due 04/24/2009	13,550	13,565

CIT Group, Inc.
5.546% due 08/17/2009	7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008	1,100	1,158

CNA Financial Corp.
6.000% due 08/15/2011	3,600	3,654

CVS Corp.
5.750% due 08/15/2011	900	913

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		$1,000	$972
5.750% due 09/08/2011		1,500	1,495

EchoStar DBS Corp.
5.750% due 10/01/2008		700	696

El Paso Corp.
7.625% due 08/16/2007		1,000	1,018

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	898
5.430% due 12/12/2008		$4,800	4,806

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,400

Harrah's Operating Co., Inc.
6.099% due 02/08/2008		$4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,005

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,646

JPMorgan & Co., Inc.
9.526% due 02/15/2012		4,670	4,856

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036		4,800	4,859

Lennar Corp.
5.950% due 10/17/2011		900	901

Loews Corp.
5.250% due 03/15/2016		1,200	1,166

Masco Corp.
5.875% due 07/15/2012		1,000	998

May Department Stores Co.
4.800% due 07/15/2009		900	884

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009		2,200	2,202

Mirage Resorts, Inc.
7.250% due 10/15/2006		400	400

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,286

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,475

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (i)		15,100	15,100

Nisource Finance Corp.
5.400% due 07/15/2014		1,200	1,163

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,148

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	7,016

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,786

Toyota Motor Credit Corp.
5.372% due 10/12/2007		11,800	11,808

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	501

U.S. Bancorp
5.354% due 04/28/2009		8,200	8,207

Viacom, Inc.
5.750% due 04/30/2011		3,700	3,696

			144,871

MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Mortgage Securities
5.000% due 05/25/2034		5,766	5,693

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Alt-A Trust
5.840% due 11/25/2036	$9,165	$9,118

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	18,329	18,117
4.900% due 12/25/2035	1,045	1,036

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,048

Countrywide Home Loan Mortgage Pass-Through Trust
5.650% due 03/25/2035	104	104

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	638	635
5.550% due 11/15/2019	1,352	1,354
5.702% due 05/25/2032	102	101
5.880% due 08/25/2033	629	629

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,752	3,734

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	838	840

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,292	2,261

Impac CMB Trust
5.730% due 07/25/2033	243	243

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,661

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	604	603

MASTR Asset Securitization Trust
5.500% due 11/25/2017	1,017	1,005

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	987	992

Residential Funding Mortgage Security I
6.500% due 03/25/2032	464	467

Washington Mutual, Inc.
5.106% due 10/25/2032	512	510
5.427% due 02/27/2034	1,583	1,611
5.590% due 11/25/2045	2,136	2,145
5.600% due 12/25/2027	5,699	5,700
5.628% due 05/25/2041	75	76
5.640% due 01/25/2045	2,857	2,876

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,874	13,751

		87,310

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	830	882

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,303

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,400	2,644

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	831

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,491

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,780	$1,774

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	600	642

New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	314

New York State Tobacco Settlement Financing Corp. Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,597

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	600	644

		18,219

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.749% due 12/31/2049	640	6,728

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
4.190% due 11/01/2034	$12,662	12,512
4.960% due 12/01/2034	2,349	2,328
5.000% due 11/25/2032 - 10/01/2036	32,322	30,928
5.450% due 03/25/2034	487	488
5.500% due 11/01/2028 - 10/01/2035	78,693	77,779
5.649% due 04/01/2032	161	162
6.000% due 10/01/2036 - 07/25/2044	93,324	93,772
6.040% due 11/01/2022	54	55
6.450% due 01/01/2023	63	64
6.500% due 02/01/2026 - 10/01/2036	77,490	78,925
6.618% due 08/01/2023	220	224
6.627% due 12/01/2030	52	53

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,895

Freddie Mac
4.400% due 09/01/2035	1,110	1,094
5.000% due 12/15/2031 - 08/15/2035	8,436	7,747
5.632% due 10/25/2044	14,498	14,654
5.680% due 12/15/2030	1,301	1,304
6.817% due 06/01/2022	326	331
9.050% due 06/15/2019	7	7

Government National Mortgage Association
4.750% due 07/20/2022 - 08/20/2027	906	914
5.125% due 11/20/2021 - 11/20/2030	374	377
5.375% due 05/20/2022 - 05/20/2030	2,248	2,271
6.000% due 08/20/2034	6,073	6,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$6,012	$6,187
6.344% due 08/01/2011	2,001	2,068
6.640% due 02/01/2011	955	992

Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,085
5.880% due 04/01/2036	8,145	9,055
5.980% due 04/01/2036	1,855	2,075

		378,467

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	11,512	10,913
1.625% due 01/15/2015	1,068	1,016
1.875% due 07/15/2015	2,829	2,741
2.000% due 01/15/2014	331	325
2.000% due 07/15/2014	8,759	8,587
2.000% due 01/15/2026	1,232	1,182
3.625% due 04/15/2028	1,248	1,547

U.S. Treasury Bonds
6.125% due 11/15/2027	500	585
8.125% due 08/15/2019	32,600	43,001
8.125% due 05/15/2021	13,800	18,550

U.S. Treasury Notes
4.375% due 12/15/2010	15,600	15,475
5.125% due 05/15/2016	6,600	6,849

		110,771

Total United States (Cost $783,472)		783,249

SHORT-TERM INSTRUMENTS 15.5%

CERTIFICATES OF DEPOSIT 0.5%
Countrywide Funding Corp.
5.360% due 08/16/2007	12,100	12,100

COMMERCIAL PAPER 12.0%
Bank of America Corp.
5.275% due 11/14/2006	37,100	36,866

Danske Corp.
5.270% due 12/27/2006	12,300	12,141
5.275% due 11/20/2006	60,400	59,966

Skandinaviska Enskilda Banken AB
5.280% due 11/16/2006	65,600	65,167

Societe Generale N.A.
5.380% due 10/12/2006	3,900	3,894

Time Warner, Inc.
5.390% due 01/25/2007	9,200	9,043

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	39,900	39,900

UBS Finance Delaware LLC
5.245% due 01/08/2007	65,700	64,738

		291,715

REPURCHASE AGREEMENTS 1.5%
Lehman Brothers, Inc.
5.050% due 10/02/2006	37,000	37,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $37,732. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,302	6,302

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $6,432. Repurchase proceeds are $6,305.)

See Accompanying Notes	Semiannual Report	September 30, 2006	61

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 0.2%
2.905% due 10/31/2006	EUR	3,750	$4,744

U.S. TREASURY BILLS 1.0%
4.835% due 11/30/2006 - 12/14/2006 (a)(c)(e)		$25,820	25,562

Total Short-Term Instruments (Cost $377,479)			377,423

VALUE (000S)
PURCHASED OPTIONS (g) 0.7%
(Cost $14,447)	$16,186

Total Investments (d) 122.8% (Cost $2,915,748)	$2,986,622

Written Options (h) (0.8%) (Premiums $14,992)	(19,158)

Other Assets and Liabilities (Net) (22.0%)	(534,948)

Net Assets 100.0%	$2,432,516

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,384 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	As of September 30, 2006 portfolio securities with an aggregate value of $46,356 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $12,435 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	794	$189
90-Day Eurodollar December Futures	Long	12/2007	263	89
90-Day Eurodollar December Futures	Long	12/2008	312	304
90-Day Eurodollar June Futures	Long	06/2007	2,769	1,627
90-Day Eurodollar June Futures	Long	06/2008	263	56
90-Day Eurodollar June Futures	Long	06/2009	312	308
90-Day Eurodollar March Futures	Long	03/2008	263	76
90-Day Eurodollar March Futures	Long	03/2009	312	304
90-Day Eurodollar September Futures	Long	09/2007	1,001	1,057
90-Day Eurodollar September Futures	Long	09/2008	575	354
Canadian Bank Bills December Futures	Long	12/2006	992	576
Canadian Bank Bills June Futures	Short	06/2007	992	(1,041)
Euro-Bond 10-Year Note Futures	Long	12/2006	1,502	1,489
Japan Government 10-Year Bond December Futures	Long	12/2006	324	1,588
U.S. Treasury 5-Year Note December Futures	Long	12/2006	23	16
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,954	(1,899)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	498	870

				$5,963

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	$11
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(6)
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(11)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	1
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	3
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,400	(2)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,500	23
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,400	(1)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	10
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		50,900	58
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		500	12
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		19,900	88

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	$ 1,000	$(2)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	11,100	(83)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	700	17
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	21,800	32
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	7,800	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	45
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	4,600	(43)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	4,300	(9)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016	12,100	(15)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	9,500	21
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	21
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	65
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016	8,700	(62)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	1,400	32
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	114
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	4,600	(157)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(2)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	130
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(1)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	12,100	(131)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	0
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	1
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	23

							$192

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	70,250	$(827)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	383
Deutsche Bank AG	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,800	9
Deutsche Bank AG	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,600	(40)
HSBC Bank USA	6-month Australian Bank Bill	Pay	6.000%	12/15/2011		9,000	25
HSBC Bank USA	6-month Australian Bank Bill	Receive	6.000%	12/15/2016		5,200	(48)
UBS AG	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(871)
UBS AG	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	486
Deutsche Bank AG	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,900	107
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	304
Barclays Bank PLC	6-month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(86)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	166
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	(1,072)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	161
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	1,521
Credit Suisse First Boston	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		2,800	(26)
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,600	55
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		98,630	(2,889)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	06/21/2036		2,800	(198)
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		16,700	378
HSBC Bank USA	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	(399)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(140)
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	974
Lehman Brothers, Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		3,000	193
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(26)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		200	(2)
Merrill Lynch & Co., Inc.	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		4,200	146
Morgan Stanley	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(93)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	(81)
Morgan Stanley	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		89,600	6,600
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		24,600	1,736
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		77,600	169
UBS AG	6-month EUR-LIBOR	Pay	4.000%	06/17/2010		7,600	(258)
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	199
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	79,650	(1,611)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	(135)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	418

See Accompanying Notes	Semiannual Report	September 30, 2006	63

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	(Pay)/Receive Fixed Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		$7,000	$185
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		212,700	1,243
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		3,000	24
Deutsche Bank AG	6-month GBP-LIBOR	Receive	5.000%	09/15/2015		1,700	30
Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	657
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		5,500	173
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		26,000	178
Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		200	0
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	(981)
HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	100
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(239)
Morgan Stanley	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		62,500	274
Barclays Bank PLC	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	1,780,000	(350)
Deutsche Bank AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		4,120,000	(813)
Goldman Sachs & Co.	6-month JPY-LIBOR	Pay	1.000%	03/18/2008		34,500,000	710
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	(10)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(581)
Goldman Sachs & Co.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		16,980,000	(3,845)
JPMorgan Chase & Co.	6-month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(23)
Lehman Brothers, Inc.	6-month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(871)
Merrill Lynch & Co., Inc.	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		3,270,000	(665)
Morgan Stanley	6-month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	28
Morgan Stanley	6-month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	134
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/15/2015		7,400,000	(1,579)
Morgan Stanley	6-month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(597)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		$11,400	319
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		6,500	(134)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		25,300	562
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		21,600	(914)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		77,700	(1,618)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		26,200	(777)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2008		34,000	(318)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		10,000	594
Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2007		73,800	(160)
Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		28,400	458
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2011		13,300	(11)
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(1,045)

							$(4,640)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - OTC Japan Government 10-Year Bond December Futures	JPY 124.000	11/30/2006	400	$34	$0
Put - CME 90-Day Eurodollar December Futures	$ 92.500	12/18/2006	5,186	50	33
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,483	14	9

				$98	$42

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.260%	12/15/2006	GBP	19,500	$43	$40
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		43,300	224	215
C0l - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month GBP-LIBOR	Pay	5.000%	05/11/2007		21,000	115	91
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	11/17/2006		101,000	319	77
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		88,000	408	437
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	05/17/2007		64,000	350	285
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/06/2007		16,200	87	77
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		28,900	139	144
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		$198,000	772	711
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		39,600	202	0
Call - OTC 23-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		2,000	4	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		55,800	243	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.200%	05/09/2007		511,700	2,060	3,534
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,530
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.750%	04/27/2009		9,700	502	953
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.250%	04/27/2009		9,700	676	256
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		22,900	117	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.800%	12/22/2006		76,600	425	57
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	03/08/2007		62,000	290	222

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007	$106,700	$359	$555
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.150%	05/08/2007	833,700	3,150	5,250
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.190%	05/09/2007	193,700	385	607
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007	108,000	447	447
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.130%	10/25/2006	7,100	11	11
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	03/08/2007	435,000	1,653	1,561

							$14,349	$17,063

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	02/13/2007	$58,100	$0	$(314)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	11/15/2006	40,000	0	(254)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	35,100	0	(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	01/17/2007	44,000	0	(255)

					$0	$ (919)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 107.000	11/21/2006	787	$342	$1,033
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	693	247	11
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	1,054	554	16
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	533	256	8

				$1,399	$1,068

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	13,000	$221	$245
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	475
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	84
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,500	136	160
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		$85,000	808	691
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		17,000	200	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.375%	12/15/2006		2,900	38	0
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		24,000	239	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		222,500	2,080	3,798
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,555
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	625
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		9,000	107	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		32,800	431	73
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	206
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		25,000	278	203
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		46,400	367	644
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.280%	05/08/2007		362,200	3,213	5,810
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		43,400	402	741
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	494
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		3,100	12	21
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		187,000	1,692	1,519

								$13,060	$17,344

Credit Default Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC British Telecom SP 7.125% due 02/15/2011	Morgan Stanley	0.450%	06/20/2008	$19,500	$104	$99

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	05/21/2007	$110,000	$429	$647

See Accompanying Notes	Semiannual Report	September 30, 2006	65

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2006

(i)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$905	$905	0.04%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	15,100	15,100	0.62%

				$16,005	$16,005	0.66%

(j)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	10/01/2036	$6,000	$5,878	$5,912
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,682	15,787
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,420	24,999
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,199	7,331
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,764	4,911
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,402	13,733
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,219	24,942
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,178	25,651
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,527	4,633
U.S. Treasury Notes	5.125%	05/15/2016	118,400	121,510	125,428
U.S. Treasury Notes	5.500%	05/15/2009	13,500	13,765	14,099

				$260,544	$267,426

(3) Market value includes $4,526 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61,089	10/2006	$0	$(951)	$(951)
Sell	CAD	15,107	10/2006	79	0	79
Buy	CLP	296,000	11/2006	7	0	7
Buy		203,300	12/2006	2	0	2
Buy	CNY	33,886	03/2007	0	(35)	(35)
Buy		135,733	05/2007	0	(154)	(154)
Buy		113,995	08/2007	65	0	65
Buy		101,995	09/2007	55	0	55
Sell	DKK	9,802	12/2006	21	0	21
Buy	EUR	1,207	10/2006	0	(2)	(2)
Sell		667,314	10/2006	1,933	(11)	1,922
Buy	GBP	205	10/2006	0	(6)	(6)
Sell		79,201	10/2006	1,508	0	1,508
Sell	HKD	1,587	12/2006	1	0	1
Buy	INR	21,887	02/2007	8	0	8
Buy	JPY	1,009,175	10/2006	0	(45)	(45)
Sell		54,103,598	11/2006	3,617	0	3,617
Buy	KRW	642,500	12/2006	5	0	5
Buy		5,133,125	02/2007	85	0	85
Buy		1,033,648	03/2007	12	0	12
Buy	MXN	7,900	12/2006	0	(3)	(3)
Buy		3,069	01/2007	1	0	1
Sell	NZD	75,441	10/2006	481	(221)	260
Buy	PLN	1,767	11/2006	0	(4)	(4)
Sell		1,283	11/2006	6	0	6
Buy	RUB	15,372	12/2006	0	0	0
Buy		16,234	01/2007	0	0	0
Buy	SGD	9,419	11/2006	0	(1)	(1)
Sell		756	11/2006	3	0	3
Sell	TWD	69,047	10/2006	17	0	17
Buy		235,908	02/2007	0	(167)	(167)

				$7,906	$(1,600)	$6,306

66	PIMCO Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 148.7%
Fannie Mae
2.917% due 07/01/2011	$5,738	$5,715
4.500% due 10/01/2021	8,000	7,720
5.000% due 01/01/2018 - 10/01/2036	9,232	8,960
5.298% due 03/01/2018	15	15
5.500% due 12/25/2014	61	61
9.000% due 07/01/2018	11	12

Federal Housing Administration
8.137% due 09/01/2040	47	48

Freddie Mac
5.000% due 12/01/2035 - 10/01/2036	5,122	4,927
5.017% due 05/01/2019	16	16
5.247% due 06/01/2030	29	29
6.675% due 05/01/2031	27	28
7.500% due 08/15/2029 (a)	42	9

Government National Mortgage Association
3.500% due 02/20/2026	15,067	14,824
4.000% due 01/20/2021 - 07/20/2035	4,829	4,802
4.500% due 07/20/2029 - 09/20/2035	12,504	12,405
4.750% due 07/20/2018 - 08/20/2025	30	30
5.000% due 10/01/2036	35,000	34,005
5.125% due 12/20/2017 - 10/20/2030	20	20
5.250% due 02/20/2030 (c)	2,170	2,178
5.375% due 06/20/2021 - 05/20/2032	5,543	5,594
5.375% due 05/20/2029 - 04/20/2032 (c)	14,432	14,570
5.500% due 04/15/2025 - 10/01/2036	150,428	149,580
5.530% due 01/16/2031 - 02/16/2032	5,408	5,419
5.580% due 08/16/2032	1,115	1,119
5.625% due 02/20/2018 - 03/20/2018	28	28
5.630% due 12/16/2026 - 08/16/2031	950	954
5.730% due 06/16/2027	1,030	1,033
5.830% due 07/16/2028	186	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 05/20/2016 - 05/16/2027	$120	$121
5.880% due 04/16/2032	369	373
5.980% due 05/16/2029 - 06/20/2030	921	929
6.000% due 11/15/2033 - 08/15/2036	74,937	75,879
6.500% due 12/15/2023 - 09/15/2036	37,151	38,119
7.500% due 10/15/2022 - 06/15/2033	6,429	6,742

Small Business Administration
7.449% due 08/01/2010	60	63

Total U.S. Government Agencies (Cost $395,529)		396,515

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Mortgage Securities
5.405% due 10/20/2032	82	82

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	187	187
5.660% due 03/25/2032	122	122
5.880% due 08/25/2033	224	224

Sequoia Mortgage Trust
5.670% due 06/20/2032	182	182

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	303	304

Structured Asset Securities Corp.
6.630% due 08/25/2032	3	3

Total Mortgage-Backed Securities (Cost $1,104)		1,104

ASSET-BACKED SECURITIES 0.8%
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	19	19

Centex Home Equity
5.630% due 01/25/2032	66	66

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	133	134

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Asset Trust
5.630% due 11/25/2032	$3	$2

Saxon Asset Securities Trust
5.590% due 08/25/2032	16	15

Structured Asset Securities Corp.
5.614% due 01/25/2033	86	87

Total Asset-Backed Securities (Cost $1,971)		1,987

SHORT-TERM INSTRUMENTS 7.7%

COMMERCIAL PAPER 7.7%
Danske Corp.
5.255% due 01/18/2007	800	787
5.270% due 12/27/2006	4,900	4,837

General Electric Capital Corp.
5.250% due 01/16/2007	7,200	7,086

Societe Generale N.A.
5.245% due 01/08/2007	2,000	1,971

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	5,700	5,700

		20,381

U.S. TREASURY BILLS 0.0%
4.810% due 12/14/2006 (d)	75	74

Total Short-Term Instruments (Cost $20,460)		20,455

PURCHASED OPTIONS (f) 0.0%
(Cost $51)		16

Total Investments (b) 157.6% (Cost $419,115)		$420,077

Written Options (g) (0.0%) (Premiums $52)		(17)

Other Assets and Liabilities (Net) (57.6%)		(153,475)

Net Assets 100.0%		$266,585

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $581 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $15,532 at a weighted average interest rate of 5.170%. On September 30, 2006, securities valued at $16,748 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2007	80	$60
90-Day Eurodollar March Futures	Long	03/2007	28	28

				$88

See Accompanying Notes	Semiannual Report	September 30, 2006	67

Schedule of Investments GNMA Fund (Cont.)	(Unaudited) September 30, 2006

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$(8)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	18
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 7.388% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	82
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 6.138% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	28
UBS AG	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(14)

							$106

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate		Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay		5.000%	12/20/2013	$4,300	$89
Goldman Sachs & Co.	3-month USD-LIBOR	Receive		5.000%	12/20/2016	4,000	(119)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $	316	07/01/2011	8,000	(290)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay		5.000%	12/20/2013	6,100	127
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		5.000%	12/20/2016	3,500	(104)

							$(297)

(f)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	$14,900	$51	$16

(g)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	$6,400	$52	$17

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2036	$5,500	$5,266	$5,287
Fannie Mae	5.500%	10/01/2036	12,500	12,337	12,316
Government National Mortgage Association	5.500%	10/01/2036	31,000	30,727	30,797
Government National Mortgage Association	6.000%	10/01/2036	12,000	12,150	12,146
Government National Mortgage Association	6.500%	10/01/2036	10,000	10,253	10,256

				$70,733	$70,802

68	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.2%
Aleris International, Inc.
9.625% due 12/31/2006	$4,000	$4,009

Amadeus Global Travel Distribution S.A.
7.749% due 04/08/2012	7,044	7,041
8.117% due 04/08/2013	1,994	2,010
8.617% due 04/08/2014	1,970	1,993

Centennial Cellular Operating Co. LLC
7.318% due 01/20/2011	563	567
7.318% due 02/09/2011	396	399
7.570% due 01/20/2011	396	399
7.617% due 02/09/2011	3,170	3,192
7.650% due 01/20/2011	230	231
7.749% due 01/20/2011	3,963	3,990

Charter Communications Operating LLC
8.125% due 04/25/2013	18,750	18,850

CSC Holdings, Inc.
7.080% due 02/24/2013	46	46
7.110% due 02/24/2013	3,112	3,103
7.122% due 03/29/2013	2,118	2,111
7.218% due 03/29/2013	2,118	2,111

Delphi Corp.
13.750% due 06/14/2011	2,890	2,994

Ferrellgas Partners LP
7.240% due 08/01/2010 (m)	26,000	26,086

Georgia-Pacific Corp.
8.390% due 12/23/2013	25,880	26,150

Goodyear Tire & Rubber Co.
7.954% due 04/30/2010	9,000	9,070

Headwaters, Inc.
7.330% due 04/30/2011	1,463	1,462
7.500% due 04/30/2011	10,690	10,680

HealthSouth Corp.
8.620% due 02/02/2013	29,177	29,319

Hertz Corp.
5.390% due 12/21/2012	1,000	1,007
7.580% due 12/21/2012	2,276	2,292
7.610% due 12/21/2012	340	342
7.700% due 12/21/2012	3,073	3,095
7.730% due 12/21/2012	2,276	2,292

Ineos Group Holdings PLC
7.611% due 10/07/2012	15,800	15,894
7.611% due 10/07/2013	1,250	1,261
8.111% due 10/07/2014	1,250	1,267

Metro-Goldwyn-Mayer, Inc.
8.617% due 04/08/2011	1,463	1,449
8.749% due 04/08/2012	6,484	6,429

Northwest Airlines Corp.
7.900% due 08/22/2008	4,500	4,489

NTL Investment
7.305% due 01/06/2013	4,000	4,018

Primedia, Inc.
7.570% due 09/30/2013	2,000	1,978

Rexel S.A.
7.862% due 11/03/2013	2,000	2,017
8.591% due 04/18/2014	2,000	2,025

Roundy’s Supermarket, Inc.
8.390% due 10/27/2011	5,294	5,345
8.440% due 10/27/2011	5,375	5,426

Smurfit Kappa Funding PLC
7.745% due 11/29/2013	700	705
8.245% due 11/29/2014	700	705

VNU/Nielson Finance LLC
8.190% due 08/08/2013	4,500	4,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weather Investments II SARL
11.282% due 10/26/2014	$3,000	$3,142

Total Bank Loan Obligations (Cost $225,342)		225,481

CORPORATE BONDS & NOTES 83.3%

BANKING & FINANCE 12.0%
AES Ironwood LLC
8.857% due 11/30/2025	48,801	54,169

AES Red Oak LLC
8.540% due 11/30/2019	14,670	15,696

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	40,704	44,367

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	31,253

Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	21,000	21,113

Consolidated Communications Illinois
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,049
10.120% due 10/30/2006	9,250	9,308

El Paso Performance-Linked Trust
7.750% due 07/15/2011	11,500	11,874

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,580	1,552

Ford Motor Credit Co.
7.000% due 10/01/2013	1,300	1,208
7.250% due 10/25/2011	3,000	2,832
7.375% due 02/01/2011	144,244	138,575
7.875% due 06/15/2010	46,695	45,511
8.625% due 11/01/2010	6,265	6,246
9.750% due 09/15/2010	2,000	2,067

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,788

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,638
6.750% due 12/01/2014	6,675	6,527
6.875% due 09/15/2011	3,360	3,346
6.875% due 08/28/2012	21,890	21,693
7.000% due 02/01/2012	19,400	19,357
7.250% due 03/02/2011	56,209	56,583
8.000% due 11/01/2031	18,250	19,135

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,047

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	24,356

Petroleum Export Ltd. II
6.340% due 06/20/2011	18,564	18,204

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,437

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013	5,500	5,734

Sets Trust
8.850% due 04/02/2007	5,000	5,048

Targeted Return Index Securities Trust
7.548% due 05/01/2016	40,020	40,105

Tenneco, Inc.
8.625% due 11/15/2014	12,395	12,302
10.250% due 07/15/2013	30,680	33,441

TNK-BP Finance S.A.
7.500% due 07/18/2016	12,750	13,343

Universal City Development Partners
11.750% due 04/01/2010	24,617	26,648

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Florida Holding Co. I
8.375% due 05/01/2010	$7,900	$7,969
10.239% due 05/01/2010	1,133	1,170

Ventas Realty LP
6.750% due 04/01/2017	8,250	8,343
7.125% due 06/01/2015	8,975	9,278
8.750% due 05/01/2009	17,040	18,212

Wilmington Trust Co.
10.210% due 01/01/2009 (m)	203	205
10.732% due 01/01/2013 (m)	4,960	5,176

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,154

		843,094

INDUSTRIALS 55.6%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,150	5,627

Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	5,249	4,291
7.400% due 04/01/2018	1,202	992
8.550% due 08/01/2010	12,925	12,893
8.850% due 08/01/2030	22,530	19,038

Albertson’s, Inc.
7.450% due 08/01/2029	14,800	13,783

Allied Waste North America, Inc.
7.250% due 03/15/2015	56,251	56,110
7.875% due 04/15/2013	52,771	54,222

American Stores Co.
8.000% due 06/01/2026	9,900	10,079

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,045
7.250% due 05/20/2015	20,820	20,846

ANR Pipeline Co.
8.875% due 03/15/2010	2,040	2,149

Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,773

Armor Holdings, Inc.
8.250% due 08/15/2013	6,490	6,750

Arvin Capital I
9.500% due 02/01/2027	1,500	1,530

ArvinMeritor, Inc.
8.750% due 03/01/2012	49,560	47,701

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	10,425	10,190

Bowater Canada Finance
7.950% due 11/15/2011	27,140	26,054

Bowater, Inc.
9.375% due 12/15/2021	1,200	1,182
9.500% due 10/15/2012	3,800	3,876

Boyd Gaming Corp.
7.125% due 02/01/2016	15,695	15,263

Buhrmann US, Inc.
7.875% due 03/01/2015	13,790	13,342
8.250% due 07/01/2014	14,890	14,778

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,225

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	25,689

Cascades, Inc.
7.250% due 02/15/2013	12,980	12,720

CCO Holdings LLC
8.750% due 11/15/2013	73,080	73,902

CDRV Investors, Inc.
0.000% due 01/01/2015 (e)	15,150	11,287

See Accompanying Notes	Semiannual Report	September 30, 2006	69

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Celestica, Inc.
7.625% due 07/01/2013	$18,125	$18,080

Chart Industries, Inc.
9.125% due 10/15/2015	4,265	4,436

Charter Communications Operating LLC
8.000% due 04/30/2012	8,430	8,535
8.375% due 04/30/2014	14,625	14,936

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,108
6.875% due 01/15/2016	18,395	18,073
7.000% due 08/15/2014	22,515	22,374
7.500% due 09/15/2013	500	510
7.500% due 06/15/2014	12,395	12,596
7.750% due 01/15/2015	6,000	6,150

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,325	7,325

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,216

Community Health Systems, Inc.
10.000% due 03/13/2007	3,500	3,557
10.228% due 10/19/2006	4,000	4,022

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	20,917	21,284
7.373% due 06/15/2017	1,246	1,235
7.566% due 09/15/2021	2,950	2,935

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	18,773

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,532
7.500% due 05/01/2011	3,000	3,082

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	9,800	9,971
7.750% due 11/15/2015	20,645	21,006

CSC Holdings, Inc.
7.250% due 04/15/2012	5,665	5,672
7.625% due 04/01/2011	65,005	67,036
7.875% due 02/15/2018	2,200	2,294

DaVita, Inc.
7.250% due 03/15/2015	50,415	49,785

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	38,433

Delta Air Lines, Inc.
7.379% due 05/18/2010	7,067	7,080
7.570% due 05/18/2012	16,204	16,234

Dex Media East LLC
9.875% due 11/15/2009	1,700	1,800

Dex Media West LLC
9.875% due 08/15/2013	43,213	46,886

DirecTV Holdings LLC
6.375% due 06/15/2015	27,565	26,049
8.375% due 03/15/2013	14,253	14,841

Dresser, Inc.
10.125% due 04/15/2011	47,190	49,608

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,299

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,380

EchoStar DBS Corp.
6.375% due 10/01/2011	33,496	32,700
6.625% due 10/01/2014	12,760	12,170
7.000% due 10/01/2013 (b)	8,775	8,621
7.125% due 02/01/2016	43,870	42,609
8.758% due 10/01/2008	3,205	3,245

El Paso Corp.
7.375% due 12/15/2012	19,050	19,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.420% due 02/15/2037	$2,000	$1,930
7.750% due 01/15/2032	4,850	4,996
7.800% due 08/01/2031	38,422	39,575
8.050% due 10/15/2030	9,175	9,588
9.625% due 05/15/2012	3,469	3,859
10.750% due 10/01/2010	21,200	23,426

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,044

El Paso Production Holding Co.
7.750% due 06/01/2013	37,395	38,423

Equistar Chemicals LP
8.750% due 02/15/2009	9,055	9,417

Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,522

Ferrellgas Partners LP
7.120% due 08/01/2008 (m)	11,000	10,967
8.750% due 06/15/2012	13,843	14,466
8.780% due 08/01/2007 (m)	14,000	14,159
8.870% due 08/01/2009 (m)	7,300	7,622

Ford Motor Co.
7.450% due 07/16/2031	24,053	18,701

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	33,598

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,051

General Motors Corp.
8.250% due 07/15/2023	19,810	17,259

Georgia-Pacific Corp.
7.250% due 06/01/2028	16,350	15,369
7.375% due 12/01/2025	32,535	30,908
7.700% due 06/15/2015	10,550	10,550
7.750% due 11/15/2029	5,900	5,694
8.000% due 01/15/2024	47,475	47,000
9.500% due 12/01/2011	625	677

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	27,400	27,948

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	9,380	9,990
10.250% due 06/15/2007	2,000	2,055

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,002

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,610

HCA, Inc.
6.250% due 02/15/2013	3,300	2,764
6.750% due 07/15/2013	22,618	19,197
6.950% due 05/01/2012	14,095	12,386
7.190% due 11/15/2015	28,378	23,769
7.500% due 12/15/2023	3,500	2,731
7.690% due 06/15/2025	12,025	9,447
7.875% due 02/01/2011	15,525	14,923
8.360% due 04/15/2024	1,890	1,570
9.000% due 12/15/2014	7,936	7,460

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,106
8.125% due 06/01/2012	7,575	7,774

Hertz Corp.
8.875% due 01/01/2014	45,500	47,889

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,639

Host Marriott LP
6.750% due 06/01/2016	7,825	7,757
7.000% due 08/15/2012	3,000	3,049
7.125% due 11/01/2013	37,180	37,831

Ineos Group Holdings PLC
8.500% due 02/15/2016	35,400	33,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ingles Markets, Inc.
8.875% due 12/01/2011	$18,110	$18,970

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	19,850	20,967
11.250% due 06/15/2016	9,000	9,608

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,175

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	15,840	16,117
8.625% due 01/15/2015	50,555	51,945
10.484% due 01/15/2012	9,300	9,474

Invensys PLC
9.875% due 03/15/2011	8,564	9,292

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	4,020	3,729
8.250% due 10/01/2012	8,665	8,340

JET Equipment Trust
7.630% due 08/15/2012 (a)	3,304	2,710
9.410% due 06/15/2010 (a)	944	916
10.000% due 06/15/2012 (a)	7,081	6,869

L-3 Communications Corp.
6.375% due 10/15/2015	19,755	19,311
7.625% due 06/15/2012	29,420	30,450

Legrand France
8.500% due 02/15/2025	13,950	15,868

Lyondell Chemical Co.
8.000% due 09/15/2014	9,125	9,285
8.250% due 09/15/2016	8,125	8,288

Mandalay Resort Group
7.625% due 07/15/2013	9,915	9,841
9.375% due 02/15/2010	25,633	27,523

MGM Mirage
6.625% due 07/15/2015	38,280	36,940
6.875% due 04/01/2016	4,000	3,880
8.375% due 02/01/2011	21,660	22,690

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,492

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	5,500	5,319

Nalco Co.
7.750% due 11/15/2011	15,825	16,221
8.875% due 11/15/2013	17,350	18,174

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,296
6.625% due 04/15/2016	14,100	13,783

Norampac, Inc.
6.750% due 06/01/2013	12,679	12,045

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	10,600	11,196

Nortel Networks Ltd.
10.125% due 07/15/2013	12,375	13,118
10.750% due 07/15/2016	7,175	7,713

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,343

Novelis, Inc.
8.250% due 02/15/2015	18,435	17,605

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	25,025	23,899
7.750% due 05/15/2011	4,050	4,182
8.750% due 11/15/2012	15,285	16,202

Peabody Energy Corp.
6.875% due 03/15/2013	23,960	23,720

Pogo Producing Co.
7.875% due 05/01/2013	9,020	9,234

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PQ Corp.
7.500% due 02/15/2013	$15,150	$14,468

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,863

Primedia, Inc.
8.000% due 05/15/2013	11,850	10,813
8.875% due 05/15/2011	9,400	9,236

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,239

Qwest Communications International, Inc.
7.250% due 02/15/2011	33,580	33,748
7.500% due 02/15/2014	150,366	151,494

Reynolds American, Inc.
7.250% due 06/01/2012	7,119	7,358
7.250% due 06/01/2013	15,975	16,519
7.625% due 06/01/2016	16,395	17,089
7.750% due 06/01/2018	11,870	12,453

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,372
8.875% due 01/15/2016	33,085	33,333

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	6,725	6,658

Rocky River Realty
8.810% due 04/14/2007 (m)	511	515

Rogers Cable, Inc.
6.750% due 03/15/2015	23,305	23,655
7.875% due 05/01/2012	3,500	3,754
8.750% due 05/01/2032	7,100	8,414

Roseton
7.270% due 11/08/2010	35,650	36,207
7.670% due 11/08/2016	38,885	39,687

Sanmina-SCI Corp.
8.125% due 03/01/2016	13,470	13,268

SemGroup LP
8.750% due 11/15/2015	12,000	12,165

Seneca Gaming Corp.
7.250% due 05/01/2012	15,860	15,939

Sensata Technologies BV
8.000% due 05/01/2014	15,400	15,054

Service Corp. International
7.375% due 10/01/2014 (b)	7,800	7,888
7.625% due 10/01/2018 (b)	7,200	7,281

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,982
9.625% due 10/01/2012	48,873	51,805

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	44,375	42,822
9.750% due 02/01/2011	16,742	17,328

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,711

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,931
7.625% due 07/15/2011	16,475	16,969

Station Casinos, Inc.
6.500% due 02/01/2014	12,040	11,333
6.625% due 03/15/2018	4,175	3,789
6.875% due 03/01/2016	30,475	28,723
7.750% due 08/15/2016	30,260	31,546

Suburban Propane Partners LP
6.875% due 12/15/2013	27,380	26,559

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,810	52,842

Superior Essex Communications LLC
9.000% due 04/15/2012	6,395	6,523

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telenet Group Holding NV
0.000% due 06/15/2014 (e)	$981	$863

Tenet Healthcare Corp.
6.375% due 12/01/2011	10,409	9,199
7.375% due 02/01/2013	43,110	39,068
9.250% due 02/01/2015	3,600	3,483
9.875% due 07/01/2014	4,035	4,040

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	2,910

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	10,000	9,967

TransDigm, Inc.
7.750% due 07/15/2014	3,000	3,038

Triad Hospitals, Inc.
7.000% due 11/15/2013	40,148	39,194

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,828

TRW Automotive, Inc.
9.375% due 02/15/2013	34,828	37,266

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25
9.625% due 09/01/2024 (a)	17,690	64

UGS Corp.
10.000% due 06/01/2012	4,000	4,340

United Airlines, Inc.
6.071% due 09/01/2014	5,020	5,017
6.201% due 03/01/2010	3,691	3,694
6.602% due 03/01/2015	4,626	4,641

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,499

Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,825

Verso Paper Holdings LLC
9.125% due 08/01/2014	24,255	24,528

VWR International, Inc.
6.875% due 04/15/2012	16,100	16,100
8.000% due 04/15/2014	42,913	43,503

Williams Cos., Inc.
7.500% due 01/15/2031	4,800	4,764
7.625% due 07/15/2019	43,005	44,940
7.750% due 06/15/2031	1,771	1,780
7.875% due 09/01/2021	91,028	95,579
8.750% due 03/15/2032	1,000	1,100

Windstream Corp.
8.625% due 08/01/2016	11,975	12,873

Wynn Las Vegas LLC
6.625% due 12/01/2014	100,000	97,500

Xerox Corp.
6.400% due 03/15/2016	13,500	13,500
6.750% due 02/01/2017	6,350	6,477
7.200% due 04/01/2016	12,075	12,739
7.625% due 06/15/2013	15,940	16,817

Young Broadcasting, Inc.
10.000% due 03/01/2011	8,700	8,167

		3,925,255

UTILITIES 15.7%
AES Corp.
8.750% due 05/15/2013	37,290	40,180

American Cellular Corp.
10.000% due 08/01/2011	23,705	24,949

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,740

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cincinnati Bell, Inc.
7.250% due 07/15/2013	$21,375	$21,963
8.375% due 01/15/2014	38,260	38,834

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,431
7.450% due 07/01/2035	5,460	4,969
9.000% due 08/15/2031	20,510	22,099

CMS Energy Corp.
6.875% due 12/15/2015	14,450	14,667
7.500% due 01/15/2009	25,650	26,548
8.500% due 04/15/2011	3,300	3,580

Edison Mission Energy
7.500% due 06/15/2013	10,780	10,942
7.750% due 06/15/2016	11,865	12,073

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	27,660	28,559
10.789% due 05/01/2013	5,100	5,240

Homer City Funding LLC
8.734% due 10/01/2026	11,899	13,238

Insight Midwest LP
9.750% due 10/01/2009	28,728	29,303
10.500% due 11/01/2010	18,603	19,347

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,299

Kinder Morgan Finance Co.
5.700% due 01/05/2016	18,025	16,668

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,113

Midwest Generation LLC
8.560% due 01/02/2016	77,682	82,586
8.750% due 05/01/2034	22,510	24,142

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,733
8.375% due 10/14/2010	7,300	7,583

MSW Energy Holdings LLC
8.500% due 09/01/2010	600	621

Nevada Power Co.
6.500% due 05/15/2018	6,000	6,266

Nextel Communications, Inc.
7.375% due 08/01/2015	33,105	34,190

NRG Energy, Inc.
7.250% due 02/01/2014	27,750	27,611
7.375% due 02/01/2016	66,465	66,216

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	66,292

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	20,200	20,301
7.625% due 08/03/2021	75	73
7.750% due 02/15/2031	275	267
7.900% due 08/15/2010	23,360	24,119

Qwest Corp.
7.200% due 11/10/2026	15,626	15,079
7.500% due 06/15/2023	24,006	23,886
8.875% due 03/15/2012	43,820	48,038

Reliant Energy, Inc.
6.750% due 12/15/2014	47,340	45,269
9.250% due 07/15/2010	33,295	34,710

Rogers Wireless, Inc.
6.375% due 03/01/2014	14,600	14,618
7.500% due 03/15/2015	24,475	26,249
8.000% due 12/15/2012	5,785	6,175

Rural Cellular Corp.
9.875% due 02/01/2010	26,665	27,932

Sierra Pacific Resources
6.750% due 08/15/2017	10,830	10,889
7.803% due 06/15/2012	15,562	16,478
8.625% due 03/15/2014	15,942	17,293

See Accompanying Notes	Semiannual Report	September 30, 2006	71

Schedule of Investments  High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Point Energy Center LLC
8.400% due 05/30/2012		$23,463	$22,891

TECO Energy, Inc.
6.750% due 05/01/2015		8,560	8,817
7.000% due 05/01/2012		4,265	4,436

Tenaska Alabama Partners LP
7.000% due 06/30/2021		20,859	20,544

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		41,674	44,070

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)		3,046	3,182

			1,111,298

Total Corporate Bonds & Notes (Cost $5,834,255)			5,879,647

CONVERTIBLE BONDS & NOTES 1.1%

BANKING & FINANCE 0.7%
Deutsche Bank AG
1.800% due 05/29/2009		5,000	5,175
2.000% due 10/07/2009		9,825	9,848

IXIS Financial Products, Inc.
0.800% due 06/15/2009		5,000	5,033
1.650% due 06/15/2009		4,950	4,811
1.875% due 06/15/2009		5,000	4,786

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (h)		4,650	5,032
2.070% due 06/15/2009 (h)		5,000	5,250
3.119% due 06/15/2009 (h)		5,000	5,323

Merrill Lynch & Co., Inc.
2.300% due 06/22/2009		4,900	5,115

			50,373

INDUSTRIALS 0.2%
Allied Waste North America, Inc.
4.250% due 04/15/2034		904	836

Chesapeake Energy Corp.
2.750% due 11/15/2035		2,725	2,800

EchoStar Communications Corp.
5.750% due 05/15/2008		8,000	8,060

			11,696

UTILITIES 0.2%
CMS Energy Corp.
2.875% due 12/01/2024		16,075	18,647

Total Convertible Bonds & Notes (Cost $79,453)			80,716

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		31	31

Total U.S. Government Agencies (Cost $32)			31

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		698	677

Total Mortgage-Backed Securities (Cost $661)			677

FOREIGN CURRENCY-DENOMINATED ISSUES 4.6%
Aleris International, Inc.
7.375% due 12/31/2006	EUR	5,000	6,354

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amadeus Global Travel Distribution S.A.
6.126% due 04/08/2013	EUR	460	$591
6.628% due 04/08/2014		460	591

Cablecom GmbH
3.360% due 04/15/2011	CHF	20,000	15,989

Cognis Holding GmbH
12.282% due 01/15/2015 (c)	EUR	887	1,061

Ferrovial
5.000% due 04/07/2011	GBP	7,500	13,967

JSG Holding PLC
11.500% due 10/01/2015	EUR	10,174	13,309

JSG Packaging PLC
5.562% due 01/12/2013		1,090	1,391
5.650% due 01/12/2013		820	1,046
5.754% due 01/12/2013		726	927
6.062% due 01/12/2014		1,090	1,391
6.090% due 01/12/2014		726	927
6.150% due 01/12/2014		820	1,046

Lighthouse International Co. S.A.
8.000% due 04/30/2014		35,775	49,164

Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014		12,300	15,747
6.036% due 11/30/2014		12,176	15,654
6.036% due 11/30/2015		124	159
8.250% due 05/01/2016		18,975	26,107

NTL Cable PLC
8.750% due 04/15/2014		9,000	11,955

Rhodia S.A.
8.000% due 06/01/2010		13,290	17,906

SigmaKalon
5.491% due 06/30/2012		1,527	1,936

Smurfit Kappa Funding PLC
5.741% due 11/29/2013		2,652	3,387
5.835% due 01/12/2013		1,413	1,804
6.241% due 11/29/2014		2,652	3,396
6.335% due 01/12/2014		1,413	1,809
10.125% due 10/01/2012		26,675	37,292

Telenet Communications NV
9.000% due 12/15/2013		10,458	14,786

UPC Broadband Holding BV
5.507% due 03/31/2013		7,636	9,678
5.509% due 12/31/2013		8,645	10,965

UPC Holding BV
7.750% due 01/15/2014		4,525	5,523
8.625% due 01/15/2014		13,375	17,044

Weather Investments II SARL
5.505% due 06/17/2012		4,200	5,321

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,500
6.798% due 06/17/2014		5,900	7,538

Total Foreign Currency-Denominated Issues (Cost $297,770)			323,261

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (m)		65,885	504

U.S. Airways Group, Inc. ‘A’		12,224	2

Total Common Stocks (Cost $0)			506

CONVERTIBLE PREFERRED STOCKS 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,530

Total Convertible Preferred Stocks (Cost $3,627)			3,530

		SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	$26,324

Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,222

Total Preferred Stocks (Cost $49,049)			48,546

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.9%

CERTIFICATES OF DEPOSIT 1.1%
Unicredito Italiano SpA
5.355% due 11/20/2006		$77,600	77,601

COMMERCIAL PAPER 2.2%
ANZ National International Ltd.
5.275% due 11/16/2006		17,600	17,484

General Electric Capital Corp.
5.270% due 11/15/2006		8,600	8,545

Santander Finance
5.285% due 11/14/2006		51,100	50,777

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006		10,800	10,729

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		70,500	70,500

			158,035

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.050% due 10/02/2006		67,000	67,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $68,308. Repurchase proceeds are $67,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		6,304	6,304

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,434. Repurchase proceeds are $6,307.)

NETHERLANDS TREASURY BILLS 0.5%
2.905% due 10/31/2006	EUR	26,970	34,119

SPAIN TREASURY BILLS 0.6%
2.956% due 12/22/2006		34,700	43,690

U.S. TREASURY BILLS 0.4%
4.866% due 11/30/2006 - 12/14/2006 (d)(f)(i)		$28,565	28,308

Total Short-Term Instruments (Cost $414,971)			415,057

PURCHASED OPTIONS (k) 0.0%
(Cost $31)			20

Total Investments (g) 98.9% (Cost $6,905,191)			$6,977,472

Written Options (l) (0.0%) (Premiums $962)			(1,584)

Other Assets and Liabilities (Net) 1.1%			81,135

Net Assets 100.0%			$7,057,023

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Securities with an aggregate market value of $4,955 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $161,118 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $13,918 at a weighted average interest rate of 5.450%. On September 30, 2006, securities valued at $15,605 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $20,877 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	4,530	$2,727
90-Day Eurodollar December Futures	Long	07/1908	1,589	3,103
90-Day Eurodollar June Futures	Long	06/2008	1,362	443
90-Day Eurodollar June Futures	Long	06/2009	227	170
90-Day Eurodollar March Futures	Long	03/2008	3,457	1,831
90-Day Eurodollar March Futures	Long	03/2009	232	172

				$11,008

(j)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY 3,974,000	$51
Bank of America	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	2.350%		03/20/2007	$5,000	27
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	10,000	234
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	35,350	0
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007	5,900	51
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	3.220%		09/20/2008	3,000	34
Barclays Bank PLC	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	10,000	(120)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	48
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.480%		10/20/2011	24,000	154
Barclays Bank PLC	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Buy	(5.270%	)	09/20/2012	900	8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	4,000	85
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007	1,300	3
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	43
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	25
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY6 Index	Buy	(3.250%	)	12/20/2011	93,500	0
Citibank N.A.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.500%		03/20/2007	5,000	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	27
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(1)
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	3.150%		09/20/2011	10,000	161
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%		12/20/2006	3,000	9
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	45
Deutsche Bank AG	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	52,950	131
Deutsche Bank AG	Dow Jones CDX N.A. HY6 Index	Buy	(3.450%	)	06/20/2011	11,500	(289)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	130,100	186
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	22
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	138
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	10,000	(11)
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	20,000	19
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	42
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		03/20/2007	5,100	146
JPMorgan Chase & Co.	Lear Corp. 8.110% due 05/15/2009	Sell	7.800%		03/20/2007	3,000	87
JPMorgan Chase & Co.	RH Donelley Corp. 6.875% due 01/15/2013	Buy	(0.500%	)	03/20/2007	3,000	(3)
JPMorgan Chase & Co.	Abitibi-Consolidated, Inc. 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	1
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	21
Lehman Brothers, Inc.	Primedia, Inc. 8.875% due 05/15/2011	Sell	2.500%		03/20/2007	5,000	(7)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	(65)
Lehman Brothers, Inc.	RH Donelley Corp. 6.875% due 01/15/2013	Sell	3.500%		03/20/2011	3,000	46
Lehman Brothers, Inc.	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.420%		06/20/2011	5,000	(64)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	170
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	80,300	(4)

See Accompanying Notes	Semiannual Report	September 30, 2006	73

Schedule of Investments High Yield Fund (Cont.)	(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	$17,000	$(160)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%		12/04/2006	6,500	41
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%		12/20/2006	5,000	39
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	113
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	16
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	50
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	250
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	47,750	0
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	5,000	14
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	72
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	125
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	223
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	183
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(184)
Royal Bank of Scotland Group PLC	Lear Corp. 8.110% due 05/15/2009	Sell	7.750%		12/20/2006	2,000	33
Royal Bank of Scotland Group PLC	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.650%		03/20/2007	5,000	(2)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%		12/20/2006	1,775	21
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		12/20/2006	6,800	57

							$2,347

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$20

(l)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 109.000	11/21/2006	5,180	$659	$1,457
Put - CBOT U.S. Treasury 10-Year Note December Futures	105.000	11/21/2006	4,053	303	127

				$962	$1,584

(m)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,030	$21,113	0.30%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	19,159	21,284	0.30%
Ferrellgas Escrow LLC	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,061	10,967	0.15%
Ferrellgas Escrow LLC	8.780%	08/01/2007	06/30/2003	14,322	14,159	0.20%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,969	26,086	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,778	7,622	0.11%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	NA	NA	07/15/2004	0	504	0.01%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 - 01/13/2005	512	515	0.01%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,960	9,967	0.14%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,028	3,182	0.05%
Wilmington Trust Corp.	10.210%	01/01/2009	06/29/1993	201	205	0.00%
Wilmington Trust Corp.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,863	5,176	0.07%

				$117,883	$120,780	1.71%

(n)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	20,128	12/2006	$311	$0	$311
Buy	EUR	16,038	10/2006	0	(27)	(27)
Sell		314,745	10/2006	1,091	0	1,091
Buy	GBP	273	10/2006	0	(6)	(6)
Buy	JPY	13,407,145	11/2006	0	(3,600)	(3,600)

				$1,402	$(3,633)	$(2,231)

74	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 77.4%

BANKING & FINANCE 32.6%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$202

Allstate Corp.
7.200% due 12/01/2009	200	212

American International Group, Inc.
2.875% due 05/15/2008	300	290
5.050% due 10/01/2015	200	195
6.250% due 05/01/2036	200	211

Anadarko Finance Co.
6.750% due 05/01/2011	200	210

Archstone-Smith Trust
7.900% due 02/15/2016	25	28

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	52

Bank of America Corp.
3.875% due 01/15/2008	50	49
4.750% due 08/01/2015	500	481
5.700% due 09/06/2007	175	176

Bank One Corp.
5.250% due 01/30/2013	100	100
7.600% due 05/01/2007	60	61
9.875% due 03/01/2009	50	55

Bank One N.A.
5.708% due 10/01/2007	100	100

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
5.700% due 01/15/2007	300	300
5.700% due 11/15/2014	200	203

Bellsouth Capital Funding Corp.
7.875% due 02/15/2030	200	229

BNP Paribas
5.186% due 06/29/2049	500	474

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	241

CIT Group, Inc.
5.460% due 12/19/2007	200	200
7.750% due 04/02/2012	240	266

Citigroup Capital II
7.750% due 12/01/2036	500	518

Citigroup, Inc.
5.000% due 09/15/2014	200	195
5.451% due 06/04/2007	135	135
5.625% due 08/27/2012	400	408
6.000% due 02/21/2012	190	198
6.125% due 08/25/2036	100	103

Commonwealth Bank of Australia
6.024% due 03/29/2049	250	250

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	97

General Electric Capital Corp.
5.000% due 01/08/2016	100	98
5.447% due 06/22/2007	100	100
5.450% due 01/15/2013	350	355
5.620% due 10/21/2010	500	501
6.750% due 03/15/2032	500	573
7.875% due 12/01/2006	10	10

General Motors Acceptance Corp.
6.875% due 09/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group LP
4.500% due 06/15/2010	$250	$245

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	297
5.477% due 12/22/2008	200	200
5.700% due 09/01/2012	300	306
6.125% due 02/15/2033	100	100
6.600% due 01/15/2012	100	106

HBOS Capital Funding LP
6.071% due 06/29/2049	300	305

HBOS PLC
5.920% due 09/29/2049	100	97

HSBC Capital Funding LP
4.610% due 12/29/2049	1,330	1,236

HSBC Finance Corp.
4.125% due 03/11/2008	200	197
4.125% due 12/15/2008	100	98

HSBC Holdings PLC
6.500% due 05/02/2036	200	213

International Lease Finance Corp.
4.875% due 09/01/2010	150	148
5.750% due 10/15/2006	98	98

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	287
5.125% due 09/15/2014	100	98
5.750% due 10/15/2008	100	101
6.625% due 03/15/2012	350	372
7.125% due 06/15/2009	100	105

KFW International Finance
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	288
5.599% due 12/23/2010	150	150
6.625% due 01/18/2012	30	32

MBNA America Bank N.A.
7.125% due 11/15/2012	145	159

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	97
5.489% due 08/22/2008	300	300
5.590% due 04/26/2007	70	70
5.700% due 02/05/2010	300	301

MetLife, Inc.
5.250% due 12/01/2006	300	300

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	152

Mizuho JGB Investment LLC
9.870% due 12/29/2049	100	107

Morgan Stanley
4.750% due 04/01/2014	400	381
5.300% due 03/01/2013	325	325
5.375% due 10/15/2015	250	247
6.600% due 04/01/2012	100	106

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	252

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	219

Preferred Term Securities XII
5.940% due 03/24/2034	100	100

Prudential Financial, Inc.
4.104% due 11/15/2006	30	30
5.540% due 06/13/2008	100	100

Prudential Insurance Co. of America
7.650% due 07/01/2007	250	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank Capital Funding II
5.260% due 12/29/2049	$50	$49

Rabobank Capital Funding Trust
5.254% due 12/29/2049	300	290

Resona Bank Ltd.
5.850% due 09/29/2049	100	98

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	313

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	292

UBS Preferred Funding Trust V
6.243% due 05/29/2049	500	518

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	98

USB Capital IX
6.189% due 04/15/2049	475	481

VTB Capital S.A. for Vneshtorgbank
6.140% due 09/21/2007	200	201

Wachovia Bank N.A.
5.000% due 08/15/2015	300	291
7.800% due 08/18/2010	30	33

Wachovia Capital Trust III
5.800% due 03/15/2042	200	201

Washington Mutual, Inc.
5.250% due 09/15/2017	250	241

Wells Fargo & Co.
5.449% due 03/23/2010	75	75
5.600% due 01/12/2011	200	200

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	32

Westfield Group
5.700% due 10/01/2016	100	100

		20,359

INDUSTRIALS 26.8%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	100

American Airlines, Inc.
6.978% due 10/01/2012	100	102
7.858% due 04/01/2013	50	54

American Greetings Corp.
7.375% due 06/01/2016	100	102

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	203
6.450% due 09/15/2036	200	205

Barrick Gold Corp.
5.800% due 11/15/2034	100	94

Barrick Gold Finance Co.
4.875% due 11/15/2014	100	95

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32

Boston Scientific Corp.
5.450% due 06/15/2014	100	96
6.000% due 06/15/2011	100	101

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	99
5.850% due 02/01/2035	200	187
6.000% due 08/15/2016	100	102

Cardinal Health, Inc.
5.640% due 10/02/2009 (b)	200	200

See Accompanying Notes	Semiannual Report	September 30, 2006	75

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CBS Corp.
5.625% due 08/15/2012	$500	$495

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	100	96
7.000% due 08/15/2014	23	23
7.500% due 06/15/2014	200	203

Cisco Systems, Inc.
5.479% due 02/20/2009	60	60

Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	95

Clorox Co.
5.515% due 12/14/2007	30	30

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	114

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	315
8.875% due 05/01/2017	35	42

Comcast Corp.
5.300% due 01/15/2014	100	98
5.850% due 01/15/2010	200	203
5.900% due 03/15/2016	100	100
7.050% due 03/15/2033	100	107

ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	200	200

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	102

Coventry Health Care, Inc.
5.875% due 01/15/2012	100	100

Cox Communications, Inc.
4.625% due 06/01/2013	160	149
5.940% due 12/14/2007	100	101
6.750% due 03/15/2011	100	104
7.125% due 10/01/2012	100	107
7.750% due 11/01/2010	130	140

CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	200	201
7.300% due 01/15/2012	100	106

Delhaize America, Inc.
8.125% due 04/15/2011	250	270

Delta Air Lines, Inc.
7.379% due 05/18/2010	47	47
7.570% due 05/18/2012	100	100

Devon Financing Corp. ULC
7.875% due 09/30/2031	200	245

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	98

EnCana Corp.
4.750% due 10/15/2013	100	95

Enterprise Products Operating LP
5.000% due 03/01/2015	200	188

Fund American Cos., Inc.
5.875% due 05/15/2013	150	149

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	250

Gazprom International S.A.
7.201% due 02/01/2020	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Georgia-Pacific Corp.
8.125% due 05/15/2011	$100	$103

HCA, Inc.
6.950% due 05/01/2012	200	176

Hess Corp.
7.875% due 10/01/2029	200	237

Hilton Hotels Corp.
8.250% due 02/15/2011	230	249

HJ Heinz Co.
6.428% due 12/01/2008	200	204

Humana, Inc.
6.450% due 06/01/2016	200	208

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	147

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	99

International Business Machines Corp.
8.375% due 11/01/2019	30	38

International Paper Co.
6.750% due 09/01/2011	300	319

JC Penney Corp., Inc.
8.000% due 03/01/2010	100	108

JetBlue Airways Corp.
9.640% due 03/15/2008	63	63

Kern River Funding Corp.
4.893% due 04/30/2018	68	66

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	190
7.125% due 03/15/2012	350	371

Kroger Co.
5.500% due 02/01/2013	200	197

MGM Mirage
6.625% due 07/15/2015	100	96

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	200	237

Motorola, Inc.
7.600% due 01/01/2007	200	201

Newmont Mining Corp.
5.875% due 04/01/2035	100	94

News America Holdings, Inc.
9.250% due 02/01/2013	400	474

Oracle Corp.
5.000% due 01/15/2011	150	149

Packaging Corp. of America
5.750% due 08/01/2013	100	98

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	196
8.000% due 11/15/2011	260	286

Phelps Dodge Corp.
8.750% due 06/01/2011	200	225
9.500% due 06/01/2031	200	263

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	188

Plum Creek Timberlands LP
5.875% due 11/15/2015	200	198

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	105

Reynolds American, Inc.
7.250% due 06/01/2012	100	103

Safeway, Inc.
4.950% due 08/16/2010	100	98
5.718% due 03/27/2009	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	$200	$222

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	106

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	61	65

Time Warner, Inc.
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	529
7.700% due 05/01/2032	100	112

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	33

Transocean, Inc.
7.500% due 04/15/2031	190	224

Tyson Foods, Inc.
6.850% due 04/01/2016	335	346

United Airlines, Inc.
10.125% due 03/22/2015 (a)	97	45

USX Corp.
6.850% due 03/01/2008	30	31

Vale Overseas Ltd.
6.250% due 01/11/2016	100	100

Valero Energy Corp.
3.500% due 04/01/2009	100	96
6.125% due 04/15/2007	100	100
7.500% due 04/15/2032	100	116

Viacom, Inc.
5.750% due 04/30/2011	100	100

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.490% due 09/10/2009	100	100
6.375% due 03/01/2012	100	105

Waste Management, Inc.
7.000% due 10/15/2006	250	250
7.100% due 08/01/2026	10	11

WellPoint, Inc.
4.250% due 12/15/2009	100	97

Weyerhaeuser Co.
6.125% due 03/15/2007	38	38

Williams Cos., Inc.
6.375% due 10/01/2010	100	100

Wyeth
4.375% due 03/01/2008	100	99

Wynn Las Vegas LLC
6.625% due 12/01/2014	100	98

Xerox Corp.
6.160% due 12/18/2009	100	101

XTO Energy, Inc.
6.100% due 04/01/2036	100	99
6.250% due 04/15/2013	100	103
7.500% due 04/15/2012	100	109

Yum! Brands, Inc.
8.875% due 04/15/2011	140	158

		16,773

UTILITIES 18.0%
Appalachian Power Co.
3.600% due 05/15/2008	100	97

AT&T Corp.
7.300% due 11/15/2011	447	485
8.000% due 11/15/2031	200	245

AT&T, Inc.
5.100% due 09/15/2014	300	290

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
5.200% due 09/15/2014	$300	$290
5.200% due 12/15/2016	100	95

British Telecommunications PLC
8.375% due 12/15/2010	100	112
8.625% due 12/15/2030	100	134

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	52

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	98
5.375% due 04/15/2013	100	99
5.500% due 08/15/2016	350	345

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	360

Duke Energy Corp.
6.250% due 01/15/2012	130	135
6.450% due 10/15/2032	200	215

Embarq Corp.
7.082% due 06/01/2016	200	204

Energy East Corp.
6.750% due 07/15/2036	100	105

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	145
4.875% due 11/01/2011	100	96

Entergy Louisiana LLC
5.560% due 09/01/2015	50	49

Exelon Corp.
4.900% due 06/15/2015	200	189

FirstEnergy Corp.
6.450% due 11/15/2011	100	104

Florida Power Corp.
5.802% due 11/14/2008	50	50

France Telecom S.A.
7.750% due 03/01/2011	230	252

GTE South, Inc.
6.125% due 06/15/2007	30	30

Indianapolis Power & Light
6.300% due 07/01/2013	150	155

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	204

Nevada Power Co.
6.500% due 05/15/2018	150	157

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	108

Ohio Edison Co.
5.450% due 05/01/2015	100	99
5.647% due 06/15/2009	100	100

Pacific Gas & Electric Co.
6.050% due 03/01/2034	300	303

PNPP II Funding Corp.
8.510% due 11/30/2006	14	14

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	195

Progress Energy, Inc.
6.850% due 04/15/2012	200	214
7.100% due 03/01/2011	200	215
7.750% due 03/01/2031	200	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PSEG Power LLC
6.950% due 06/01/2012	$200	$212
8.625% due 04/15/2031	100	130

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	153

Qwest Corp.
8.640% due 06/15/2013	100	108

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	43	41

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	202

Southern California Edison Co.
5.000% due 01/15/2014	200	196

Sprint Capital Corp.
6.000% due 01/15/2007	40	40
6.875% due 11/15/2028	100	102
8.375% due 03/15/2012	500	561
8.750% due 03/15/2032	100	122

System Energy Resources, Inc.
4.875% due 10/01/2007	100	99

TECO Energy, Inc.
6.750% due 05/01/2015	200	206

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	190
5.250% due 11/15/2013	100	95
6.108% due 07/18/2011	200	199

Telefonica Emisones SAU
5.984% due 06/20/2011	100	102

Telus Corp.
8.000% due 06/01/2011	30	33

Time Warner Telecom Holdings, Inc.
9.405% due 02/15/2011	100	102

TXU Energy Co. LLC
7.000% due 03/15/2013	200	210

Verizon Communications, Inc.
5.350% due 02/15/2011	200	201

Verizon Global Funding Corp.
7.750% due 12/01/2030	200	230

Verizon New England, Inc.
6.500% due 09/15/2011	200	205

Verizon Wireless Capital LLC
5.375% due 12/15/2006	200	200

Virginia Electric & Power Co.
5.375% due 02/01/2007	80	80
5.400% due 01/15/2016	500	493

Vodafone Group PLC
3.950% due 01/30/2008	30	30
5.427% due 06/29/2007	50	50
7.750% due 02/15/2010	30	32

Xcel Energy, Inc.
6.500% due 07/01/2036	100	106

		11,260

Total Corporate Bonds & Notes (Cost $48,791)		48,392

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
5.500% due 10/01/2036	3,300	3,252
6.000% due 10/01/2036	1,800	1,808

Total U.S. Government Agencies (Cost $5,045)		5,060

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 1.9%
Brazilian Government International Bond
8.000% due 01/15/2018		$126	$139

Croatia Government International Bond
6.375% due 07/31/2010		27	27

Korea Development Bank
4.750% due 07/20/2009		300	296

Mexico Government International Bond
5.625% due 01/15/2017		150	149
8.300% due 08/15/2031		80	100

Panama Government International Bond
9.625% due 02/08/2011		100	115

Russia Government International Bond
5.000% due 03/31/2030		150	168
10.000% due 06/26/2007		83	86

South Africa Government International Bond
7.375% due 04/25/2012		90	98
9.125% due 05/19/2009		30	33

Total Sovereign Issues (Cost $1,149)			1,211

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	397

Credit Logement S.A.
4.604% due 03/29/2049		300	380

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	150

France Telecom S.A.
6.750% due 03/14/2008		90	119

HSBC Holdings PLC
5.375% due 12/20/2012		60	81

RBS Capital Trust A
6.467% due 12/29/2049		325	456

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	48

Rogers Wireless, Inc.
7.625% due 12/15/2011		50	48

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	426

Total Foreign Currency-Denominated Issues (Cost $1,990)			2,105

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%
ERP Operating LP
3.850% due 08/15/2026		200,000	203

MetLife, Inc.
6.375% due 02/15/2009		4,000	119

Total Convertible Preferred Stocks (Cost $302)			322

PREFERRED STOCKS 0.2%
Goldman Sachs Group, Inc.
6.196% due 12/31/2049		4,000	103

Total Preferred Stocks (Cost $100)			103

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.9%

COMMERCIAL PAPER 13.3%
Bank of America Corp.
5.260% due 12/18/2006		$800	791

See Accompanying Notes	Semiannual Report	September 30, 2006	77

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.355% due 11/03/2006	$1,200	$1,194

HBOS Treasury Services PLC
5.260% due 12/07/2006	1,300	1,287

ING U.S. Funding LLC
5.255% due 12/18/2006	1,600	1,581

Societe Generale N.A.
5.380% due 10/12/2006	800	799

Spintab AB
5.350% due 11/02/2006	1,500	1,493

UBS Finance Delaware LLC
5.355% due 10/24/2006	1,200	1,196

		8,341

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$1,305	$1,305

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $1,335. Repurchase proceeds are $1,306.)

FRANCE TREASURY BILLS 0.0%
2.958% due 11/02/2006	EUR	20	25

U.S. TREASURY BILLS 0.5%
4.816% due 11/30/2006 - 12/14/2006 (c)(e)		$310	307

Total Short-Term Instruments (Cost $9,980)			9,978

VALUE (000S)
PURCHASED OPTIONS (g) 0.0%
(Cost $3)	$5

Total Investments (d) 107.4% (Cost $67,360)	$67,176

Written Options (h) (0.0%) (Premiums $21)	(20)

Other Assets and Liabilities (Net) (7.4%)	(4,606)

Net Assets 100.0%	$62,550

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	As of September 30, 2006, portfolio securities with an aggregate value of $145 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $307 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	134	$65
90-Day Eurodollar December Futures	Long	12/2008	2	2
90-Day Eurodollar June Futures	Long	06/2008	58	82
90-Day Eurodollar June Futures	Long	06/2009	2	2
90-Day Eurodollar March Futures	Long	03/2008	85	88
90-Day Eurodollar March Futures	Long	03/2009	2	2
90-Day Eurodollar September Futures	Short	09/2008	9	(4)
U.S. Treasury 10-Year Note December Futures	Long	12/2006	6	(3)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	31	60

				$294

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	$200	$2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	7
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%		06/20/2010	100	1
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	1
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	0
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	3
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	100	1
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	12
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	(8)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(1)
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	250	0
JPMorgan Chase & Co.	Ford Motor Co. 7.450% due 07/16/2031	Buy	(3.700%	)	12/20/2006	200	(2)
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	9
Lehman Brothers, Inc.	Ford Motor Co. 7.450% due 07/16/2031	Sell	4.450%		12/20/2006	200	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%	)	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.010%		09/20/2011	200	(2)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	2
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	0
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	2

							$32

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	4.500%	12/15/2007	CAD	13,800	$(21)
Citibank N.A.	6-month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	6
UBS AG	6-month JPY-LIBOR	Receive	2.000%	12/15/2015	JPY	130,000	(26)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$400	(12)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	(1)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		500	30
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	15
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		1,000	(21)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,040	(149)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		5,800	93
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(20)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,000	59
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/19/2008		500	0

							$(53)

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	03/19/2007	45	$1	$1
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	22	0	0

				$1	$1

See Accompanying Notes	Semiannual Report	September 30, 2006	79

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)	(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	$500	$2	$4

(h)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$ 109.000	11/21/2006	48	$10	$14
Put - CBOT U.S. Treasury 10-Year Note December Futures	104.000	11/21/2006	23	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.000	11/21/2006	25	7	2

				$18	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	$200	$3	$4

(i)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2036	$630	$622	$621

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	51	10/2006	$0	$0	$0
Sell		51	10/2006	0	0	0
Buy		51	12/2006	0	0	0
Buy		58	01/2007	0	0	0
Sell	CAD	100	10/2006	1	0	1
Buy	CLP	13,000	11/2006	0	0	0
Buy		14,495	12/2006	0	0	0
Sell	EUR	1,319	10/2006	5	0	5
Sell	GBP	149	10/2006	3	0	3
Buy	INR	1,109	02/2007	0	0	0
Buy		911	03/2007	0	0	0
Buy	JPY	97,463	11/2006	0	(26)	(26)
Buy	KRW	21,900	12/2006	0	0	0
Buy		8,246	02/2007	0	0	0
Buy		35,969	03/2007	1	0	1
Buy	MXN	370	12/2006	0	0	0
Buy		339	01/2007	0	0	0
Buy	PLN	145	11/2006	0	(1)	(1)
Buy	RUB	140	12/2006	0	0	0
Buy		346	01/2007	0	0	0
Buy		1,007	03/2007	0	0	0
Buy	SGD	70	11/2006	0	0	0
Buy		18	03/2007	0	0	0
Buy	TWD	335	10/2006	0	0	0
Buy		241	02/2007	0	0	0
Buy	ZAR	153	11/2006	0	(5)	(5)

				$10	$(32)	$(22)

80	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.0%

BANKING & FINANCE 11.2%
American General Finance Corp.
5.429% due 03/23/2007	$8,700	$8,705

ANZ National International Ltd.
5.539% due 08/07/2009	5,700	5,698

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	2,700	2,676

Bank of America Corp.
5.378% due 09/25/2009	61,900	61,933

Bank of America N.A.
5.485% due 07/25/2008	42,600	42,628

Bear Stearns Cos., Inc.
5.390% due 03/08/2007	81,250	81,307
5.457% due 03/30/2009	20,800	20,829
5.489% due 08/21/2009	9,200	9,212

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	149

CIT Group, Inc.
5.540% due 12/19/2008	31,200	31,283
5.546% due 08/17/2009	27,200	27,231
5.608% due 05/23/2008	9,200	9,232
5.620% due 09/20/2007	9,200	9,224
5.780% due 07/28/2011	27,400	27,453

Citigroup, Inc.
5.516% due 05/02/2008	33,000	33,055
5.549% due 11/01/2007	3,600	3,606

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	5,727

Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,006
7.100% due 03/15/2007	6,700	6,753

Ford Motor Credit Co.
5.700% due 01/15/2010	500	462
6.340% due 03/21/2007	3,459	3,451
7.200% due 06/15/2007	4,600	4,598
7.750% due 02/15/2007	13,700	13,735

General Electric Capital Corp.
5.430% due 03/16/2009	10,000	10,008
5.466% due 01/15/2008	22,700	22,738
5.520% due 01/05/2009	24,400	24,427
5.570% due 01/20/2010	39,800	39,851

General Motors Acceptance Corp.
7.430% due 12/01/2021	144	145

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	36,400	36,457
5.479% due 06/23/2009	14,200	14,214
5.536% due 11/10/2008	31,800	31,857
5.585% due 07/29/2008	21,600	21,646
5.605% due 10/05/2007	3,000	3,006

HSBC Bank USA N.A.
5.530% due 06/10/2009	9,200	9,236
5.550% due 07/28/2008	22,400	22,443

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	8,012

HSBC Finance Corp.
5.412% due 10/04/2007	48,200	48,265
5.520% due 09/15/2008	16,600	16,650

International Lease Finance Corp.
3.125% due 05/03/2007	300	296

John Deere Capital Corp.
4.500% due 08/25/2008	900	889

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	50,600	50,632
5.598% due 04/03/2009	10,900	10,915

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.601% due 10/22/2008	$29,970	$30,020
5.696% due 11/10/2009	15,000	15,075

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	23,000	23,018
5.615% due 07/27/2007	7,200	7,213
5.685% due 07/25/2011	32,700	32,764

Morgan Stanley
5.550% due 02/09/2009	28,800	28,852
5.623% due 01/18/2008	12,100	12,125

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	42,600	42,600

National Australia Bank Ltd.
5.430% due 09/11/2009	23,500	23,515

Phoenix Quake Ltd.
7.930% due 07/03/2008	6,500	6,559

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	3,000	2,724

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	6,400	6,436

Pricoa Global Funding I
5.451% due 03/03/2009	22,000	22,030
5.470% due 09/12/2008	10,000	10,017

Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,472

Royal Bank of Scotland Group PLC
5.570% due 07/21/2008	28,600	28,630

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	68,300	68,385

SLM Corp.
5.625% due 07/27/2009	16,200	16,228

Vita Capital Ltd.
6.830% due 01/01/2007	3,800	3,813

Wachovia Bank N.A.
5.429% due 03/23/2009	17,600	17,608

Wachovia Corp.
5.535% due 10/28/2008	21,900	21,933

		1,228,657

INDUSTRIALS 1.8%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,787

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	78
5.640% due 03/07/2007	25,600	25,608
5.870% due 09/10/2007	10,500	10,526
5.918% due 08/03/2009	23,000	23,000

El Paso Corp.
7.625% due 09/01/2008	1,075	1,106

Federal-Mogul Corp.
7.500% due 07/01/2004 (a)	28,600	16,588

FedEx Corp.
5.579% due 08/08/2007	23,350	23,390

HCA, Inc.
5.250% due 11/06/2008	3,450	3,415
8.850% due 01/01/2007	1,200	1,213

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,117

Kroger Co.
7.800% due 08/15/2007	955	970

Oracle Corp.
5.730% due 01/13/2009	46,470	46,558

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,572

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sonat, Inc.
6.750% due 10/01/2007	$3,815	$3,853

Transocean, Inc.
5.591% due 09/05/2008	22,400	22,413

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,590

		203,784

UTILITIES 2.0%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,108

BellSouth Corp.
5.580% due 08/15/2008	38,350	38,378

Dominion Resources, Inc.
3.660% due 11/15/2006	6,705	6,691
5.664% due 09/28/2007	10,755	10,761

Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,915

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,600

Southern California Edison Co.
5.566% due 02/02/2009	20,470	20,503

Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,511

Telecom Italia Capital S.A.
6.108% due 07/18/2011	24,000	23,842

Telefonica Emisones SAU
5.690% due 06/19/2009	33,000	33,045

		216,354

Total Corporate Bonds & Notes (Cost $1,661,747)		1,648,795

U.S. GOVERNMENT AGENCIES 26.2%
Fannie Mae
0.950% due 03/25/2009 (b)	801	7
4.000% due 05/01/2011	278	268
4.226% due 04/01/2034	4,781	4,721
4.250% due 05/25/2033	12,178	11,772
4.340% due 03/01/2035	10,757	10,773
4.500% due 06/01/2011 - 08/01/2035	5,981	5,866
4.543% due 09/01/2035	16,785	16,634
4.623% due 11/01/2017	46	46
4.668% due 07/01/2035	18,724	18,520
4.672% due 05/01/2035	14,290	14,123
4.686% due 07/01/2035	16,363	16,201
4.708% due 01/01/2035	21,685	21,411
4.722% due 03/01/2035	2,907	2,857
4.750% due 03/01/2035	22,724	22,108
4.875% due 07/01/2017	64	65
4.912% due 10/01/2035	9,892	9,710
5.000% due 12/01/2013 - 10/01/2036	1,436,483	1,413,237
5.031% due 06/01/2035	4,537	4,484
5.130% due 08/01/2017	9	9
5.134% due 12/01/2017 - 02/01/2028	167	168
5.138% due 12/01/2023	44	44
5.259% due 04/01/2018	1,324	1,329
5.337% due 01/01/2021	38	38
5.340% due 06/01/2017	24	24
5.420% due 11/01/2018	5	5
5.480% due 09/01/2032	2,840	2,858
5.500% due 10/01/2008 - 10/01/2036	432,625	427,978
5.569% due 07/25/2017	706	721
5.632% due 07/01/2042	26,265	26,453
5.680% due 03/25/2044	1,348	1,350
5.682% due 09/01/2041	34,995	35,305
5.730% due 05/25/2031 - 06/25/2032	3,913	3,923
5.789% due 11/01/2017	89	89

See Accompanying Notes	Semiannual Report	September 30, 2006	81

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.832% due 10/01/2030 - 11/01/2039	$2,728	$2,749
5.892% due 07/01/2017	78	78
5.944% due 04/25/2022	24	24
6.000% due 03/01/2009 - 10/01/2036	89,092	90,485
6.171% due 01/01/2024	17	17
6.265% due 08/01/2029	1,359	1,378
6.418% due 11/01/2027	157	160
6.446% due 02/01/2028	429	442
6.474% due 04/01/2024	307	312
6.500% due 06/01/2008 (b)	188	11
6.500% due 06/01/2008 - 12/25/2042	33,430	34,812
6.620% due 06/01/2022	12	12
6.661% due 01/01/2024	337	342
7.000% due 01/01/2008 - 01/01/2032	7,515	7,558
7.119% due 10/01/2024	302	306
7.245% due 07/01/2023	96	97
7.500% due 02/01/2013	7	7
8.000% due 02/01/2030 - 11/01/2031	4,653	4,909
8.500% due 02/01/2017 - 04/01/2025	235	251
8.800% due 01/25/2019	134	144
9.000% due 03/25/2021 - 01/01/2025	481	523
9.250% due 10/25/2018	8	9
9.500% due 03/25/2020 - 11/01/2025	1,170	1,284
10.000% due 10/01/2009 - 05/01/2022	86	90
10.500% due 07/01/2014 - 12/01/2024	8	9
11.000% due 11/01/2020	8	8
11.250% due 10/01/2015	9	9
11.500% due 11/01/2019 - 02/01/2020	8	9
11.750% due 02/01/2016	11	13
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	4
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	4	5
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Home Loan Bank
0.000% due 02/05/2007	11,100	10,684
3.100% due 10/26/2006	500	499
4.000% due 09/15/2015	300	293
4.000% due 01/15/2024 (b)	4,756	575
4.500% due 06/01/2018	54	52
4.507% due 03/01/2035	7,250	7,037
4.610% due 04/01/2035	14,853	14,452
4.642% due 04/01/2035	11,504	11,260
4.711% due 08/01/2035	117,631	115,905
4.714% due 06/01/2035	69,905	68,449
4.724% due 03/01/2035	13,411	13,164
4.803% due 08/01/2035	29,639	29,384
4.895% due 04/01/2035	3,668	3,609
4.917% due 07/01/2035	29,087	28,752
4.960% due 03/01/2035	2,635	2,601
5.000% due 04/15/2016 - 07/15/2024	83,105	82,638
5.061% due 04/01/2035	5,636	5,597
5.390% due 08/15/2032	1,108	1,107
5.500% due 02/15/2014 - 07/15/2034	34,686	34,822
5.590% due 08/25/2031	6,943	6,979
5.610% due 09/25/2031	12,749	12,759
5.613% due 02/01/2020	467	467
5.630% due 05/15/2036	18,290	18,266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.680% due 12/15/2030	$19,174	$19,219
5.730% due 06/15/2018	6,325	6,333
5.780% due 11/15/2030	15	15
5.875% due 01/01/2017 - 03/01/2017	56	57
5.898% due 11/01/2022	315	319
5.990% due 01/01/2024	461	469
6.000% due 03/01/2011 - 01/01/2033	20,295	20,592
6.057% due 11/01/2023	48	49
6.144% due 10/01/2023	186	188
6.267% due 06/01/2024	102	104
6.325% due 10/15/2020	87	87
6.327% due 10/01/2027	51	51
6.375% due 03/15/2021	55	55
6.500% due 08/15/2011 - 07/25/2043	84,367	86,373
6.625% due 02/01/2023	4	4
6.710% due 03/01/2024	18	19
6.753% due 01/01/2024	149	152
6.897% due 09/01/2023	41	42
7.000% due 01/01/2030 - 04/01/2032	112	115
7.004% due 12/01/2022	76	77
7.157% due 07/01/2018	84	85
7.500% due 07/15/2030	847	859
8.000% due 04/01/2007 - 12/01/2024	487	507
8.250% due 10/01/2007 - 01/01/2009	1	1
8.500% due 01/01/2007 - 11/01/2025	1,139	1,222
9.000% due 12/15/2020 - 08/01/2022	497	517
9.500% due 03/01/2010 - 09/01/2021	148	156
9.750% due 11/01/2008	39	40
10.000% due 03/01/2016 - 05/15/2020	69	73
10.500% due 10/01/2010 - 02/01/2016	3	3

Federal Housing Administration
7.421% due 11/01/2019	37	38
7.430% due 10/01/2020 - 11/01/2025	8,356	8,440

Freddie Mac
3.000% due 02/15/2023	3,139	3,102
10.750% due 09/01/2009 - 08/01/2011	19	20
11.500% due 10/01/2015 - 01/01/2016	4	5
11.750% due 08/01/2015	1	1
14.000% due 09/01/2012 - 04/01/2016	2	2
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011 - 12/01/2011	1	1

Government National Mortgage Association
4.000% due 07/16/2027	6,436	6,374
4.500% due 07/20/2030	40	40
4.750% due 08/20/2022 - 07/20/2027	5,988	6,036
5.000% due 01/20/2032 - 02/20/2032	10,930	10,933
5.125% due 10/20/2023 - 12/20/2027	4,524	4,548
5.375% due 04/20/2016 - 05/20/2030	10,049	10,139
5.500% due 01/20/2031 - 03/20/2031	411	415
5.625% due 03/20/2019	42	42
5.880% due 12/16/2025	221	224
6.000% due 01/15/2029 - 10/15/2032	384	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 09/15/2032 - 05/15/2034	$73	$75
7.000% due 03/15/2011 - 10/15/2011	25	25
7.500% due 02/15/2007 - 09/15/2031	323	336
8.000% due 11/15/2006 - 06/20/2031	3,189	3,365
8.500% due 12/15/2021 - 08/15/2030	89	95
9.000% due 03/15/2017 - 11/15/2030	310	336
9.500% due 10/15/2016 - 06/15/2025	29	32
9.750% due 08/15/2017	22	25
10.000% due 10/15/2013 - 11/15/2020	8	9
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	6	7
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	2
13.000% due 10/15/2013	4	5
13.500% due 05/15/2011 - 11/15/2012	8	9
16.000% due 02/15/2012	8	9

Small Business Administration
7.640% due 03/01/2010	359	378

Total U.S. Government Agencies (Cost $2,913,727)		2,881,763

MORTGAGE-BACKED SECURITIES 13.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	67,700	66,433
4.390% due 02/25/2045	21,334	20,764
4.440% due 02/25/2045	65,358	64,013

Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043	2,971	2,945

Banc of America Funding Corp.
4.114% due 05/25/2035	305,888	298,291

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,820	1,825
6.500% due 10/25/2031	12,435	12,666

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	67,827	66,201
4.750% due 10/25/2035	201,290	197,779
4.799% due 01/25/2034	21,250	21,019
5.060% due 04/25/2033	12,963	12,993
5.329% due 02/25/2033	4,175	4,162
5.456% due 04/25/2033	27,855	27,682
5.623% due 02/25/2033	2,518	2,510
5.845% due 11/25/2030	257	257

Bear Stearns Alt-A Trust
5.281% due 03/25/2035	43,695	43,345
5.395% due 05/25/2035	44,530	44,672

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	10	10
5.750% due 02/25/2033	345	344

Countrywide Alternative Loan Trust
6.500% due 06/25/2033	9,248	9,277

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	38,579	38,430
5.620% due 04/25/2035	8,462	8,497

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	19,870	19,782
5.351% due 03/25/2032	7,765	7,767
5.660% due 03/25/2032	3,679	3,683
5.751% due 10/25/2032	673	671

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.880% due 08/25/2033	$213	$213
6.050% due 06/25/2032	452	451

DLJ Acceptance Trust
11.000% due 08/01/2019	104	112

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	204

Drexel Burnham Lambert CMO Trust
6.080% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.750% due 06/25/2034	24,930	24,731

GSR Mortgage Loan Trust
4.540% due 09/25/2035	115,943	114,410
4.548% due 09/25/2035	16,367	16,305
6.000% due 03/25/2032	1,676	1,668

Impac CMB Trust
5.830% due 04/25/2034	9,344	9,352

Imperial Savings Association
8.428% due 02/25/2018	71	71

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	25,106	25,050

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	26,281	26,268

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,819	11,426
3.786% due 11/21/2034	2,251	2,246

MASTR Asset Securitization Trust
5.500% due 09/25/2033	28,837	28,288

Mellon Residential Funding Corp.
5.570% due 06/15/2030	30,667	30,453
5.921% due 07/25/2029	1,204	1,203

Merrill Lynch Mortgage Investors, Inc.
4.488% due 02/25/2035	37,493	36,836

Nationslink Funding Corp.
5.680% due 11/10/2030	415	416

Prime Mortgage Trust
5.730% due 02/25/2019	2,181	2,185
5.730% due 02/25/2034	9,410	9,441

Prudential-Bache CMO Trust
8.400% due 03/20/2021	328	328

Resecuritization Mortgage Trust
5.576% due 04/26/2021	243	237

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	2,837	2,819

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	30	30

Sears Mortgage Securities
12.000% due 02/25/2014	11	11

Sequoia Mortgage Trust
5.630% due 08/20/2032	8,211	8,216

SLH Mortgage Trust
9.600% due 03/25/2021	115	115

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	9,707	9,723
5.660% due 09/19/2032	13,151	13,170
9.482% due 06/25/2029	865	934

Structured Asset Securities Corp.
6.150% due 07/25/2032	773	789
6.669% due 01/25/2032	712	710

Vendee Mortgage Trust
6.500% due 05/15/2029	45,195	46,467

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass- Through Certificates
5.378% due 02/25/2033	$430	$428
6.778% due 02/25/2033	1,049	1,053

Washington Mutual, Inc.
4.816% due 10/25/2032	105	104
5.427% due 02/27/2034	15,120	15,385
5.590% due 09/25/2046	22,517	22,517
5.620% due 10/25/2045	12,675	12,764
5.963% due 06/25/2042	14,631	14,671
5.963% due 08/25/2042	10,149	10,193

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	39,653	39,302
5.388% due 08/25/2035	10,309	10,186

Total Mortgage-Backed Securities (Cost $1,543,678)		1,527,503

ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp.
5.440% due 10/25/2035	57,830	57,875

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	743	744

Argent Securities, Inc.
5.378% due 09/25/2036	15,703	15,712
5.450% due 10/25/2035	8,997	9,003
5.470% due 02/25/2036	30,024	30,046

Asset-Backed Securities Corp. Home Equity
5.850% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	8,336	8,347
5.780% due 03/25/2043	6,928	6,947

Chase Funding Mortgage Loan Asset Backed Certificates
5.970% due 11/25/2031	4,483	4,488

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	3,380	3,390

Citigroup Mortgage Loan Trust, Inc.
5.440% due 09/25/2035	2,101	2,102

Community Program Loan Trust
4.500% due 10/01/2018	5,869	5,786

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	15,200	15,195
5.380% due 03/25/2047	31,300	31,295
5.420% due 07/25/2035	321	321
5.430% due 01/25/2036	8,904	8,911

Equity One Asset-Backed Securities, Inc.
5.610% due 11/25/2032	11,217	11,237

First Franklin Mortgage Loan Asset- Backed Certificates
5.440% due 03/25/2025	413	413

First NLC Trust
5.440% due 09/25/2035	1,957	1,958
5.440% due 12/25/2035	4,916	4,920

Fremont Home Loan Trust
5.420% due 01/25/2036	11,424	11,433

GSAMP Trust
5.440% due 11/25/2035	12,523	12,533

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	11,729	11,775

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	15,172	15,180

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	19,805	19,821
5.450% due 09/25/2035	10,397	10,405
5.610% due 10/25/2034	8,883	8,894

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.660% due 07/25/2032		$73	$74

Nelnet Student Loan Trust
5.515% due 01/25/2016		955	956

New Century Home Equity Loan Trust
5.440% due 09/25/2035		14,342	14,352

Park Place Securities, Inc.
5.440% due 09/25/2035		7,174	7,180

Quest Trust
5.410% due 12/25/2035		4,892	4,895

Renaissance Home Equity Loan Trust
5.680% due 08/25/2032		479	481

Residential Asset Securities Corp.
5.364% due 08/25/2036		22,050	22,064
5.790% due 06/25/2031		7	7

SACO I, Inc.
5.440% due 09/25/2035		17,488	17,498

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		9,248	9,255
5.440% due 05/25/2035		1,648	1,649
5.440% due 11/25/2035		28,188	28,210

Structured Asset Securities Corp.
4.930% due 01/25/2035		870	855
5.430% due 08/25/2035		5,296	5,300
5.614% due 01/25/2033		754	759

Wachovia Auto Owner Trust
4.820% due 02/20/2009		27,473	27,436

Wells Fargo Home Equity Trust
5.450% due 12/25/2035 (j)		38,242	38,272

WMC Mortgage Loan Pass-Through Certificates
6.010% due 05/15/2030		300	300

Total Asset-Backed Securities (Cost $487,738)			488,281

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Panama Government International Bond
9.375% due 07/23/2012		480	565

Russia Government International Bond
10.000% due 06/26/2007		19,800	20,481

Total Sovereign Issues (Cost $23,354)			23,252

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
JSG Packaging PLC
6.090% due 01/12/2014	EUR	434	554
6.150% due 01/12/2014		489	625
6.464% due 01/12/2014		651	830

Smurfit Kappa Funding PLC
6.241% due 11/29/2014		1,583	2,028
6.335% due 01/12/2014		843	1,080

Total Foreign Currency-Denominated Issues (Cost $4,745)			5,117

		SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
7.749% due 12/31/2049		9,632	101,257

Home Ownership Funding Corp.
13.331% due 12/31/2049		8,625	1,573

Total Preferred Stocks (Cost $107,332)			102,830

See Accompanying Notes	Semiannual Report	September 30, 2006	83

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 41.8%

CERTIFICATES OF DEPOSIT 3.0%
Barclays Bank PLC
5.036% due 01/29/2007	$125,400	$125,393

Citibank New York N.A.
5.335% due 12/20/2006	79,700	79,700

Unicredito Italiano SpA
5.355% due 11/20/2006	125,000	125,001

		330,094

COMMERCIAL PAPER 18.6%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	33,100	32,596

ANZ (Delaware), Inc.
5.250% due 12/12/2006	45,000	44,516
5.340% due 10/26/2006	43,800	43,644
5.360% due 10/25/2006	18,200	18,138
5.375% due 10/27/2006	27,200	27,099

ANZ National International Ltd.
5.275% due 11/16/2006	25,000	24,835

ASB Bank Ltd.
5.350% due 10/05/2006	7,800	7,797
5.375% due 10/26/2006	19,400	19,330

Bank of Ireland
5.255% due 12/12/2006	13,800	13,652
5.280% due 11/27/2006	58,100	57,623
5.365% due 10/26/2006	47,700	47,529

CBA (de) Finance
5.240% due 10/30/2006	38,000	37,845
5.255% due 12/19/2006	14,500	14,329
5.260% due 12/08/2006	15,400	15,243

Citigroup Funding, Inc.
5.260% due 11/16/2006	110,000	109,277
5.265% due 11/17/2006	50,000	49,664

Cox Communications, Inc.
5.449% due 01/16/2007	18,100	18,100

Danske Corp.
5.250% due 10/05/2006	21,600	21,591
5.270% due 11/06/2006	15,000	14,923
5.400% due 10/19/2006	25,000	24,936

Dexia Delaware LLC
5.265% due 10/10/2006	18,200	18,179
5.370% due 10/16/2006	5,000	4,990

Fannie Mae
5.241% due 10/11/2006	47,100	47,038
5.267% due 10/18/2006	700	698
5.279% due 10/04/2006	1,900	1,899

Freddie Mac
5.064% due 11/14/2006	7,778	7,729
5.101% due 10/03/2006	19,600	19,597
5.122% due 11/14/2006	6,400	6,360
5.225% due 10/05/2006	2,300	2,299
5.240% due 10/31/2006	38,215	38,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.270% due 11/15/2006	$13,200	$13,115
5.320% due 11/06/2006	11,300	11,242

HBOS Treasury Services PLC
5.320% due 11/07/2006	16,117	16,031
5.365% due 10/25/2006	500	498
5.370% due 10/26/2006	29,200	29,095
5.370% due 11/07/2006	1,800	1,790

Intesa Funding LLC
5.255% due 10/13/2006	31,000	30,950

IXIS Commercial Paper Corp.
5.250% due 10/17/2006	14,400	14,368
5.270% due 12/20/2006	14,000	13,833

Lloyds TSB Bank PLC
5.250% due 10/16/2006	29,500	29,440
5.250% due 10/26/2006	39,800	39,661

Nordea N.A., Inc.
5.255% due 12/08/2006	228,600	226,273
5.385% due 10/18/2006	2,450	2,444

Oesterreichische
5.250% due 10/25/2006	36,650	36,527

San Paolo IMI U.S. Financial Co.
5.280% due 12/29/2006	9,303	9,180

Sanofi Aventis
5.330% due 10/04/2006	24,200	24,193

Santander Finance
5.260% due 12/14/2006	10,400	10,285
5.285% due 11/14/2006	35,200	34,978

Societe Generale N.A.
5.380% due 10/19/2006	15,400	15,361

Spintab AB
5.365% due 10/25/2006	39,500	39,365
5.370% due 11/03/2006	13,500	13,436
5.400% due 10/06/2006	50,000	49,970

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	15,400	15,298
5.360% due 10/30/2006	25,400	25,294
5.365% due 10/25/2006	13,200	13,155

Statens Bostadsfin Bank
5.380% due 10/19/2006	3,400	3,391
5.385% due 10/19/2006	14,300	14,264

Svenska Handelsbanken, Inc.
5.280% due 11/10/2006	900	895
5.345% due 10/31/2006	22,450	22,353
5.390% due 10/10/2006	20,000	19,976

Swedbank
5.350% due 10/23/2006	17,330	17,276
5.360% due 10/23/2006	15,100	15,053
5.375% due 10/20/2006	5,600	5,585

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	143,300	143,300

UBS Finance Delaware LLC
5.270% due 10/23/2006	5,200	5,184
5.345% due 10/24/2006	9,700	9,668

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.380% due 10/18/2006		$7,085	$7,068

Unicredit Delaware, Inc.
5.350% due 11/20/2006		1,100	1,092

Viacom, Inc.
5.594% due 05/29/2007		22,900	22,900
5.600% due 03/22/2007		8,200	8,200

Westpac Capital Corp.
5.185% due 10/10/2006		200,000	199,770
5.345% due 10/24/2006		1,500	1,495

Westpac Trust Securities NZ Ltd.
5.380% due 10/12/2006		40,000	39,940

			2,042,702

REPURCHASE AGREEMENTS 4.2%
UBS Warburg LLC
5.070% due 10/02/2006		460,000	460,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 5.250% - 6.125% due 02/15/2029 - 08/15/2029 valued at $112,609 and U.S. Treasury Strips 0.000% due 11/15/2027 - 05/15/2030 valued at $359,334. Repurchase proceeds are $460,192.)

BELGIUM TREASURY BILLS 3.5%
2.751% due 10/12/2006	EUR	300,000	380,125

FRANCE TREASURY BILLS 5.3%
2.842% due 10/12/2006 - 12/21/2006 (c)		458,920	579,051

GERMANY TREASURY BILLS 1.5%
2.787% due 10/18/2006 (c)		130,000	164,642

NETHERLANDS TREASURY BILLS 4.1%
2.877% due 10/31/2006 (c)		358,370	453,378

SPAIN TREASURY BILLS 0.8%
2.890% due 12/22/2006		71,600	90,151

U.S. TREASURY BILLS 0.8%
4.807% due 11/30/2006 - 12/14/2006 (c)(d)(f)		$90,788	89,786

Total Short-Term Instruments (Cost $4,591,002)			4,589,929

PURCHASED OPTIONS (h) 0.2%
(Cost $20,517)			23,106

Total Investments (e) 102.8% (Cost $11,353,840)			$11,290,576

Written Options (i) (0.4%) (Premiums $30,795)			(44,149)

Other Assets and Liabilities (Net) (2.4%)			(259,665)

Net Assets 100.0%			$10,986,762

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $5,934 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $78,319 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Securities with an aggregate market value of $83,358 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	22,276	$(19,237)
90-Day Eurodollar December Futures	Long	12/2007	17,609	4,992
90-Day Eurodollar June Futures	Long	06/2007	19,529	(11,814)
90-Day Eurodollar March Futures	Long	03/2007	24,035	(22,556)
90-Day Eurodollar March Futures	Long	03/2008	274	175
90-Day Eurodollar September Futures	Long	09/2007	12,268	(3,578)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	6,354	(11,171)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	470	121
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	422	32
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	740	149

				$(62,887)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	869,000	$11
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$8,900	208
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	190
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%		03/20/2007		25,000	53
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%		03/20/2007		9,500	23
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	22
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	28
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%		06/20/2007		12,000	254
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007		300	2
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%		03/20/2007		50,000	103
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%		03/20/2007		40,300	96
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%		03/20/2007		25,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	36
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%		06/20/2008		2,000	126
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010		8,000	(169)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%		06/20/2007		5,000	71
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		24,400	66
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,200	23
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%		06/20/2008		5,000	346
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.750%		03/20/2007		20,000	401
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		1,500	21
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	117
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%		06/20/2007		5,000	71

								$2,268

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%		10/15/2010	EUR	23,900	$206
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%		10/15/2010		9,100	98
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%		06/15/2007	GBP	181,700	(1,919)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%		09/20/2009		98,400	(1,899)

								$(3,514)

See Accompanying Notes	Semiannual Report	September 30, 2006	85

Schedule of Investments  Low Duration Fund  (Cont.)

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.000	12/18/2006	6,062	$58	$38
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	6,470	61	40
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	2,875	27	18
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	3,750	36	23
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	11,632	110	73
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	26,527	252	166
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	2,693	26	17
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	4

				$576	$379

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$637
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	45,000	208	278
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		29,500	168	182
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$449,000	681	704
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		160,000	816	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		375,000	2,081	278
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		365,000	1,460	1,310
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		7,800	15	12
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		184,000	861	660
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		469,200	1,578	2,442
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		648,200	2,826	4,476
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		566,000	2,490	4,529
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		347,200	1,437	1,437
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		528,000	2,809	4,416
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		134,500	212	211
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		291,300	750	1,353

								$19,941	$22,925

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$34,000	$0	$(198)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	411	$199	$344
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	12,324	9,676	18,024
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	400	219	112

				$10,094	$18,480

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$735
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	244
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		55,700	265	736
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	159
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$193,000	699	1,307
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		68,900	807	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		161,000	2,116	356
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		157,000	1,515	1,275
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		94,000	1,122	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		79,000	879	642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		204,000	1,612	2,832
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		283,600	2,925	4,841
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,552
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,595
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,582
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		57,800	226	391
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		126,100	775	1,527

								$20,701	$25,774

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	01/17/2007	$34,000	$0	$(105)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/2004	$42,600	$42,600	0.39%
Wells Fargo Home Equity Trust	5.450%	12/25/2035	09/28/2006	38,256	38,272	0.35%

				$80,856	$80,872	0.74%

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,145	01/2007	$0	$(21)	$(21)
Buy	CAD	39,258	10/2006	0	(204)	(204)
Buy	CLP	2,725,640	11/2006	61	0	61
Buy		18,230	12/2006	0	0	0
Buy	CNY	101,102	03/2007	0	(83)	(83)
Sell	EUR	1,247,915	10/2006	7,742	0	7,742
Sell	GBP	2,112	10/2006	45	0	45
Buy	INR	154,626	03/2007	14	0	14
Buy	JPY	39,993,642	11/2006	0	(10,738)	(10,738)
Buy	KRW	5,990,075	12/2006	44	0	44
Buy		3,041,672	02/2007	50	0	50
Buy		310,992	03/2007	4	0	4
Buy		13,960,662	05/2007	0	(79)	(79)
Buy	MXN	14,401	12/2006	0	(5)	(5)
Buy		38,210	01/2007	10	0	10
Buy	PLN	11,547	11/2006	0	(23)	(23)
Buy	RUB	87,616	01/2007	0	(2)	(2)
Buy		400,569	03/2007	3	(10)	(7)
Buy	SGD	6,789	11/2006	0	(1)	(1)
Buy		5,850	03/2007	0	(8)	(8)
Buy	TWD	135,671	02/2007	0	(92)	(92)
Buy	ZAR	1,509	10/2006	0	(26)	(26)
Sell		1,509	10/2006	4	0	4
Buy		1,509	12/2006	0	(4)	(4)

				$7,977	$(11,296)	$(3,319)

See Accompanying Notes	Semiannual Report	September 30, 2006	87

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 10.0%
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	$3,900	$3,921

CIT Group Holdings, Inc.
5.635% due 01/30/2009	17,100	17,148

CIT Group, Inc.
5.638% due 11/23/2007	75	75

Citigroup, Inc.
5.408% due 12/26/2008	9,700	9,710
5.516% due 05/02/2008	5,300	5,309
5.525% due 01/30/2009	31,900	31,930

Ford Motor Credit Co.
5.590% due 03/13/2007	708	703
6.194% due 09/28/2007	2,000	1,982
6.340% due 03/21/2007	1,000	998
7.875% due 06/15/2010	3,300	3,216

General Electric Capital Corp.
5.506% due 05/10/2010	16,500	16,517

General Motors Acceptance Corp.
6.242% due 03/20/2007	4,450	4,436
6.407% due 01/16/2007	7,422	7,417

Goldman Sachs Group, Inc.
5.479% due 06/23/2009	41,910	41,950
5.664% due 06/28/2010	5,260	5,292
5.841% due 07/23/2009	1,000	1,007

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.486% due 05/10/2007	8,380	8,386
5.520% due 09/15/2008	10,280	10,311

Lehman Brothers Holdings, Inc.
5.599% due 12/23/2010	9,700	9,726

MBNA Corp.
5.910% due 05/05/2008	6,320	6,367

MBNA Europe Funding PLC
5.490% due 09/07/2007	22,900	22,924

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,565
7.250% due 10/15/2006	2,200	2,200

Morgan Stanley
5.550% due 02/09/2009	10,100	10,118

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	29,200	29,200

National Australia Bank Ltd.
5.430% due 09/11/2009	8,900	8,906

Rabobank Nederland
5.527% due 01/15/2009	14,800	14,810

Riggs Capital Trust
8.625% due 12/31/2026	10,100	10,593
8.875% due 03/15/2027	6,146	6,502

Royal Bank of Scotland Group PLC
5.520% due 04/11/2008	4,100	4,104

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	6,000	6,009
5.540% due 02/06/2009	19,200	19,229

SLM Corp.
5.605% due 01/25/2007	870	871

USAA Capital Corp.
7.050% due 11/08/2006	445	446

Vita Capital Ltd.
6.830% due 01/01/2007	3,000	3,010

Wachovia Bank N.A.
5.429% due 03/23/2009	3,300	3,302

		335,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.2%
Airgas, Inc.
9.125% due 10/01/2011	$900	$946

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,510

Comcast Corp.
5.800% due 07/14/2009	2,100	2,105

CSC Holdings, Inc.
7.250% due 07/15/2008	300	304

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	9,000	9,003
5.870% due 09/10/2007	22,000	22,054

EchoStar DBS Corp.
5.750% due 10/01/2008	9,300	9,242

El Paso Corp.
6.500% due 06/01/2008	3,000	3,019
7.625% due 08/16/2007	10,000	10,175

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,226

GP Canada Finance Co.
7.200% due 12/15/2006	200	202

HCA, Inc.
5.250% due 11/06/2008	5,350	5,296
7.250% due 05/20/2008	650	658

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,507

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,786

Host Marriott LP
9.250% due 10/01/2007	1,196	1,239
9.500% due 01/15/2007	8,465	8,581

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,016

Mandalay Resort Group
10.250% due 08/01/2007	400	415

MGM Mirage
9.750% due 06/01/2007	3,300	3,395

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	8,008

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,739
6.700% due 10/01/2007	4,136	4,179

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	910

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.591% due 09/05/2008	4,500	4,502

Williams Cos., Inc.
5.935% due 02/16/2007	2,000	2,005
6.375% due 10/01/2010	7,000	7,000

Xerox Corp.
6.160% due 12/18/2009	2,000	2,015
6.750% due 02/01/2017	100	102
9.750% due 01/15/2009	1,915	2,083

		141,876

UTILITIES 3.8%
AT&T, Inc.
5.612% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.580% due 08/15/2008	1,400	1,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
7.500% due 01/15/2009	$9,000	$9,315
8.900% due 07/15/2008	1,300	1,368
9.875% due 10/15/2007	4,100	4,279

ConocoPhillips
5.510% due 04/11/2007	3,800	3,801

Dominion Resources, Inc.
5.664% due 09/28/2007	14,000	14,008

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,465
6.140% due 12/08/2008	9,600	9,623

Florida Power Corp.
5.802% due 11/14/2008	17,400	17,437

NiSource, Inc.
3.628% due 11/01/2006	2,700	2,696

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,209

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,000	2,085

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	4,800	4,802

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,421

Qwest Corp.
5.625% due 11/15/2008	2,000	1,995

Verizon Global Funding Corp.
5.535% due 08/15/2007	19,400	19,419

Virginia Electric & Power Co.
5.375% due 02/01/2007	385	385

		125,716

Total Corporate Bonds & Notes (Cost $603,391)		603,082

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
3.500% due 04/25/2011 - 04/25/2017	3,069	3,044
3.604% due 07/01/2034	98	98
3.757% due 06/01/2034	62	63
4.617% due 09/01/2035	1,352	1,338
5.041% due 01/01/2036	688	686
5.134% due 11/01/2025	28	28
5.208% due 05/01/2036	20,172	20,280
5.340% due 02/01/2018 - 04/01/2029	387	389
5.460% due 03/25/2036	1,080	1,081
5.477% due 01/01/2032	1,515	1,525
5.480% due 08/25/2034	2,444	2,444
5.500% due 02/01/2014	1,809	1,818
5.530% due 11/25/2032	1,848	1,850
5.630% due 03/25/2036	4,887	4,881
5.632% due 03/01/2044 - 10/01/2044	24,760	24,907
5.680% due 09/25/2042	620	624
5.741% due 07/01/2029	459	465
5.780% due 10/25/2030	10	11
5.930% due 10/25/2017	486	492
6.000% due 02/25/2008	1	1
6.250% due 10/01/2023	38	39
6.500% due 10/25/2023 (a)	63	5
6.500% due 11/01/2028 - 10/25/2042	1,486	1,516
6.607% due 08/01/2029	3,028	3,076
6.633% due 12/01/2040	1,049	1,070
7.000% due 03/01/2013	72	73
7.095% due 08/01/2026	20	20
9.011% due 06/25/2032	1,064	1,117

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
2.375% due 12/26/2006	$4,600	$4,569
2.620% due 04/23/2007	2,390	2,356
3.000% due 04/20/2009	1,300	1,270
3.500% due 05/13/2008 - 12/12/2008	3,135	3,048
4.000% due 07/30/2008 - 01/16/2009	50,100	49,033
4.020% due 06/30/2009	2,000	1,953
4.150% due 01/12/2009	1,950	1,914
4.250% due 09/26/2008	2,600	2,565
4.330% due 03/16/2010	2,500	2,452
4.400% due 02/08/2010	22,340	21,895
4.500% due 06/22/2010	12,400	12,220

Federal Housing Administration
7.350% due 04/01/2019	182	183
7.430% due 09/01/2022	88	89
7.435% due 02/01/2019	300	303

Freddie Mac
3.000% due 12/15/2021	1,585	1,557
3.500% due 01/15/2013	1,151	1,145
4.000% due 11/15/2022	6,160	6,060
4.250% due 04/05/2007	58,000	57,704
4.500% due 08/15/2027	13,385	13,292
4.900% due 11/03/2008	23,200	23,103
5.632% due 10/25/2044 - 02/25/2045	18,062	18,201
5.730% due 06/15/2031	593	597
5.832% due 07/25/2044	23,126	23,429
6.500% due 08/15/2008 - 07/25/2043	3,056	3,069

Government National Mortgage Association
4.500% due 08/20/2029 - 09/20/2029	4,787	4,790
4.750% due 07/20/2022 - 09/20/2027	859	867
5.000% due 02/20/2032	1,550	1,549
5.125% due 10/20/2017 - 10/20/2027	1,442	1,451
5.250% due 03/20/2029 - 03/20/2030	1,633	1,640
5.375% due 05/20/2021 - 05/20/2030	8,379	8,460
5.625% due 02/20/2019	33	33
5.830% due 02/16/2030	88	89
6.000% due 01/15/2032 - 03/20/2032	9,827	9,867
7.500% due 02/20/2030	227	236
8.000% due 12/15/2030 - 03/15/2032	255	270
8.500% due 06/20/2027	226	242

Small Business Administration
7.540% due 08/10/2009	173	181

Total U.S. Government Agencies (Cost $354,435)		354,623

U.S. TREASURY OBLIGATIONS 0.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	128	128
3.500% due 01/15/2011	468	490

U.S. Treasury Notes
3.875% due 09/15/2010	16,340	15,927
4.000% due 03/15/2010	3,900	3,827

Total U.S. Treasury Obligations (Cost $20,483)		20,372

MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	3,075	3,018

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Funding Corp.
4.620% due 02/20/2036	$10,919	$10,866

Banc of America Mortgage Securities
5.405% due 10/20/2032	1,824	1,829
6.500% due 09/25/2033	1,508	1,522
6.791% due 07/20/2032	351	355

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	34,244	33,788

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	7,000	6,965

Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/2020	4,690	4,694

Countrywide Alternative Loan Trust
5.610% due 02/25/2037	7,179	7,183

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 05/25/2035	290	291
5.600% due 05/25/2034	191	191
5.670% due 06/25/2035	16,948	16,933
5.776% due 07/19/2031	14	14

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	117	117
5.880% due 08/25/2033	4,007	4,007

First Republic Mortgage Loan Trust
5.630% due 08/15/2032	12,365	12,399
5.650% due 06/25/2030	1,399	1,401
5.680% due 11/15/2031	739	745

Greenwich Capital Acceptance, Inc.
7.614% due 06/25/2024	28	29

GSR Mortgage Loan Trust
4.540% due 09/25/2035	11,204	11,056

GSRPM Mortgage Loan Trust
5.730% due 11/25/2031	4,599	4,608

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	3,516	3,526
5.570% due 03/19/2037	2,921	2,927

Indymac ARM Trust
6.410% due 01/25/2032	6	6
6.542% due 01/25/2032	16	16

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,829	1,794

MASTR Seasoned Securities Trust
6.196% due 09/25/2017	824	838

Mellon Residential Funding Corp.
5.770% due 12/15/2030	4,155	4,171
5.820% due 10/20/2029	6,904	6,975

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	1,090	1,095

Residential Funding Mortgage Security I
6.500% due 03/25/2032	382	384

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	119,252	468

Sequoia Mortgage Trust
5.670% due 06/20/2032	182	182
5.680% due 07/20/2033	8,135	8,204
5.710% due 10/20/2027	4,153	4,160

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	14,573	14,595
5.660% due 09/19/2032	202	203
5.680% due 03/19/2034	2,088	2,091

Structured Asset Securities Corp.
6.101% due 02/25/2032	528	526
6.150% due 07/25/2032	1,262	1,288

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	9,100	9,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	$726	$722

Washington Mutual, Inc.
5.106% due 10/25/2032	1,649	1,640
5.520% due 04/25/2045	476	476
5.563% due 02/25/2046	6,956	6,963
5.600% due 12/25/2027	10,312	10,315
5.650% due 12/25/2027	5,276	5,283
5.677% due 08/25/2046	16,899	16,899
5.963% due 06/25/2042	4,584	4,597
5.963% due 08/25/2042	4,020	4,037

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	10,613	10,387

Total Mortgage-Backed Securities (Cost $246,280)		245,886

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp.
5.400% due 12/25/2035	2,383	2,385
5.410% due 02/25/2036	701	701

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	13	13
5.680% due 10/25/2031	703	705
5.680% due 08/25/2032	138	138

Argent Securities, Inc.
5.390% due 05/25/2036	452	452
5.400% due 04/25/2036	1,937	1,939
5.410% due 03/25/2036	2,662	2,664
5.430% due 11/25/2035	3,907	3,910
5.470% due 02/25/2036	4,515	4,518

Asset-Backed Securities Corp. Home Equity
5.440% due 11/25/2035	509	510

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	968	967
5.410% due 12/25/2035	101	101
5.580% due 06/25/2035	1,036	1,037
5.660% due 10/25/2032	1,436	1,438
5.730% due 10/27/2032	126	126
5.780% due 03/25/2043	1,677	1,682

Brazos Student Finance Corp.
5.900% due 06/01/2023	2,794	2,812

Capital One Auto Finance Trust
5.117% due 05/15/2007	1,469	1,470

Carrington Mortgage Loan Trust
5.450% due 12/25/2035	4,447	4,450

Centex Home Equity
5.440% due 10/25/2035	53	53

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	7,143	7,140

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	90	90

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	11,500	11,512

Citigroup Mortgage Loan Trust, Inc.
5.410% due 12/25/2035	2,968	2,970
5.440% due 09/25/2035	58	58

Countrywide Asset-Backed Certificates
5.400% due 06/25/2036	1,428	1,429
5.400% due 07/25/2036	385	385
5.400% due 08/25/2036	312	313
5.400% due 09/25/2036	154	154
5.450% due 11/25/2035	20	20
5.460% due 07/25/2036	2,062	2,063
5.480% due 11/25/2035	547	548
5.490% due 02/25/2036	2,489	2,490
5.500% due 11/25/2035	282	282

See Accompanying Notes	Semiannual Report	September 30, 2006	89

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.700% due 05/25/2032	$171	$171
5.810% due 12/25/2031	88	88

Delta Funding Home Equity Loan Trust
5.740% due 09/15/2029	47	47

Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	1,205	1,211

FBR Securitization Trust
5.440% due 10/25/2035	2,488	2,490
5.450% due 10/25/2035	275	276
5.510% due 09/25/2035	6,733	6,738

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 05/25/2036	8,196	8,202
5.400% due 01/25/2036	798	798
5.420% due 01/25/2036	4,417	4,420
5.440% due 03/25/2025	66	66
6.052% due 03/25/2034	127	127

First NLC Trust
5.440% due 09/25/2035	379	380
5.440% due 12/25/2035	749	749
5.450% due 02/25/2036	1,452	1,453

Fremont Home Loan Trust
5.390% due 04/25/2036	1,063	1,064
5.420% due 01/25/2036	1,546	1,547

GSAMP Trust
5.400% due 01/25/2036	4,847	4,850
5.420% due 11/25/2035	1,247	1,248
5.440% due 11/25/2035	357	357
5.450% due 12/25/2035	734	734
5.620% due 03/25/2034	122	123
5.650% due 07/25/2032	14	14

Home Equity Asset Trust
5.410% due 05/25/2036	1,186	1,187

Home Equity Mortgage Trust
5.420% due 05/25/2036	106	106

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,548	1,550

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,630	4,634

Irwin Home Equity
5.870% due 07/25/2032	603	603

JPMorgan Mortgage Acquisition Corp.
5.400% due 05/25/2035	1,937	1,939

Lehman XS Trust
5.410% due 08/25/2046	2,052	2,054

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	1,999	2,001
5.410% due 02/25/2036	1,268	1,269
5.420% due 01/25/2036	1,472	1,473
5.450% due 09/25/2035	1,303	1,304
5.530% due 11/25/2034	2,122	2,124
5.610% due 10/25/2034	5,199	5,205
5.680% due 03/25/2032	117	120

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	4,144	4,147
5.440% due 11/25/2035	4,870	4,874

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	789	790
5.400% due 02/25/2037	943	944
5.410% due 01/25/2037	5,347	5,351

Morgan Stanley Capital I
5.400% due 02/25/2036	5,926	5,931
5.660% due 07/25/2032	15	15

Nelnet Student Loan Trust
5.378% due 08/23/2011	279	279

New Century Home Equity Loan Trust
5.390% due 05/25/2036	4,564	4,567

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.400% due 08/25/2036	$881	$881
5.420% due 07/25/2035	439	439

Option One Mortgage Loan Trust
5.870% due 06/25/2032	99	99
5.870% due 08/25/2032	586	586

Quest Trust
5.410% due 03/25/2036	904	905
5.890% due 06/25/2034	1,548	1,554

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	2,141	2,143
5.690% due 11/25/2034	34	34
5.770% due 08/25/2033	1,270	1,274
5.830% due 12/25/2033	215	217

Residential Asset Mortgage Products, Inc.
5.404% due 02/25/2036	2,644	2,646
5.410% due 01/25/2036	6,699	6,704
5.890% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.370% due 06/25/2036	2,610	2,612
5.400% due 03/25/2036	147	147
5.400% due 04/25/2036	2,034	2,036
5.410% due 01/25/2036	1,472	1,473
5.420% due 01/25/2036	2,549	2,551
5.430% due 03/25/2035	64	64
5.430% due 10/25/2035	457	458

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	451	452

SACO I, Inc.
5.390% due 05/25/2036	2,520	2,521
5.404% due 04/25/2036	385	385
5.430% due 01/25/2036	379	379
5.440% due 12/25/2035	336	336

Salomon Brothers Mortgage Securities VII
5.630% due 03/25/2032	297	298

Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	755	755

SG Mortgage Securities Trust
5.430% due 10/25/2035	270	270

SLM Student Loan Trust
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,622	2,624
5.400% due 03/25/2036	905	906
5.400% due 05/25/2036	1,660	1,662
5.440% due 05/25/2035	246	246
5.500% due 04/25/2035	350	350

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	1,364	1,365
5.670% due 01/25/2034	82	82

Structured Asset Investment Loan Trust
5.420% due 07/25/2035	268	269

Structured Asset Securities Corp.
4.900% due 04/25/2035	5,508	5,306
5.460% due 12/25/2035	210	210
5.614% due 01/25/2033	1,478	1,488

USAA Auto Owner Trust
5.310% due 03/16/2009	6,700	6,705

Wachovia Auto Owner Trust
4.820% due 02/20/2009	6,501	6,492

Washington Mutual Asset-Backed Certificates
5.394% due 04/25/2036	285	285

Wells Fargo Home Equity Trust
5.440% due 11/25/2035	6,425	6,429
5.570% due 10/25/2035	17,200	17,229

Total Asset-Backed Securities (Cost $235,190)		235,221

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 54.7%

CERTIFICATES OF DEPOSIT 3.4%
Citibank New York N.A.
5.335% due 12/20/2006	$4,800	$4,800

Unicredito Italiano SpA
5.355% due 11/20/2006	3,200	3,200
5.360% due 11/27/2006	40,000	40,000
5.485% due 10/10/2006	65,000	65,000

		113,000

COMMERCIAL PAPER 45.4%
ABN AMRO N.A. Finance
5.240% due 01/12/2007	11,100	10,931

ANZ (Delaware), Inc.
5.250% due 12/12/2006	13,600	13,454
5.340% due 10/26/2006	15,000	14,947
5.375% due 10/27/2006	6,675	6,650

ANZ National International Ltd.
5.265% due 12/04/2006	13,400	13,271
5.275% due 11/16/2006	8,900	8,841

ASB Bank Ltd.
5.375% due 10/26/2006	7,000	6,975

Bank of America Corp.
5.260% due 12/14/2006	44,800	44,305
5.268% due 11/20/2006	24,800	24,622
5.275% due 12/01/2006	600	594
5.290% due 11/13/2006	40,000	39,753

Bank of Ireland
5.275% due 11/22/2006	800	794
5.365% due 10/26/2006	36,000	35,871
5.372% due 10/27/2006	75,000	74,720

BNP Paribas Finance
5.240% due 01/19/2007	99,200	97,590

CBA (de) Finance
5.260% due 12/08/2006	5,300	5,246

Citigroup Funding, Inc.
5.290% due 10/18/2006	100,000	99,765

Cox Communications, Inc.
5.449% due 01/16/2007	11,547	11,547
5.449% due 03/15/2007	8,800	8,800

Danske Corp.
5.265% due 12/27/2006	89,400	88,244
5.400% due 10/19/2006	10,000	9,974

General Electric Capital Corp.
5.270% due 11/15/2006	200	199
5.290% due 11/10/2006	110,000	109,370

Intesa Funding LLC
5.255% due 10/13/2006	10,400	10,383
5.260% due 10/16/2006	74,800	74,647

IXIS Commercial Paper Corp.
5.270% due 12/20/2006	4,700	4,644

Lloyds TSB Bank PLC
5.250% due 10/16/2006	8,500	8,483

Rabobank USA Financial Corp.
5.270% due 10/02/2006	88,500	88,500

Royal Bank of Canada
5.260% due 11/21/2006	96,200	95,497

Santander Finance
5.255% due 12/11/2006	14,400	14,247
5.260% due 12/14/2006	800	791
5.285% due 11/14/2006	600	596
5.375% due 10/27/2006	73,000	72,728

Societe Generale N.A.
5.245% due 01/08/2007	103,000	101,491

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Spintab AB
5.365% due 10/25/2006	$1,200	$1,196

Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	5,200	5,166
5.360% due 10/30/2006	8,700	8,664
5.365% due 10/25/2006	4,600	4,584

Time Warner, Inc.
5.390% due 01/22/2007	16,000	15,734
5.390% due 01/25/2007	4,300	4,227

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	45,400	45,400

UBS Finance Delaware LLC
5.245% due 01/08/2007	103,000	101,491
5.250% due 01/11/2007	6,400	6,303

Viacom, Inc.
5.594% due 05/29/2007	8,100	8,100
5.594% due 05/29/2007	1,800	1,738
5.600% due 03/22/2007	4,900	4,900

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Capital Corp.
5.185% due 10/10/2006		$70,000	$69,919
5.255% due 12/12/2006		28,000	27,699
5.270% due 11/21/2006		14,000	13,898
5.345% due 10/24/2006		1,700	1,694

			1,519,183

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 10/02/2006		4,423	4,423

(Dated 09/29/2006. Collateralized by Fannie Mae 2.350% due 04/05/2007 valued at $4,514. Repurchase proceeds are $4,425.)

BELGIUM TREASURY BILLS 1.3%
3.008% due 10/12/2006 - 12/14/2006 (b)	EUR	34,000	42,885

FRANCE TREASURY BILLS 3.9%
2.854% due 10/21/2006 - 12/21/2006 (b)		103,450	130,476

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.800% due 11/30/2006 - 12/14/2006 (b)(d)(f)	$20,655	$20,427

Total Short-Term Instruments (Cost $1,831,455)		1,830,394

PURCHASED OPTIONS (h) 0.3%
(Cost $6,317)		10,259

Total Investments (e) 98.6% (Cost $3,297,551)		$3,299,837

Written Options (i) (0.3%) (Premiums $6,873)		(11,122)

Other Assets and Liabilities (Net) 1.7%		57,731

Net Assets 100.0%		$3,346,446

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,675 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $49,970 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $12,149 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$770
90-Day Eurodollar June Futures	Long	06/2008	2,083	544
90-Day Eurodollar March Futures	Long	03/2008	2,082	658
90-Day Eurodollar September Futures	Long	09/2007	57	86
90-Day Eurodollar September Futures	Long	09/2008	2,047	423
U.S. Treasury 5-Year Note December Futures	Long	12/2006	540	351
U.S. Treasury 10-Year Note December Futures	Short	12/2006	1,140	(761)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	658

				$2,729

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	$4,800	$10
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(1)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	9
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	24
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	12
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	3
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	7
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	14
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	28
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	14

						$263

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2006	91

Schedule of Investments  Short-Term Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$61,500	$575
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	47,400	(1,406)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	7,100	114
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(373)
UBS AG	3-month USD-LIBOR	Pay	4.000%	06/21/2007	410,000	(731)

						$(1,821)

(h)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007	GB	P 29,400	$123	$147
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	5.000%	06/15/2007		28,000	103	139
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	5.063%	06/15/2007		28,000	121	165
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		$42,100	215	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.130%	10/25/2006		2,100	4	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.500%	07/09/2007		190,600	943	2,249
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.500%	10/18/2006		230,000	1,000	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.500%	10/04/2006		36,200	185	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.080%	04/19/2007		124,000	417	645
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	06/30/2007		464,700	2,101	5,432
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.750%	07/02/2007		112,200	464	464
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.250%	07/02/2007		121,400	641	1,015

								$6,317	$10,259

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	366	$68	$251
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	366	130	6

				$198	$257

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	8,400	$155	$158
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		7,000	105	133
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		8,000	121	151
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		$18,200	215	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		62,500	944	2,165
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		99,000	987	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		15,100	180	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		53,900	426	748
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		204,000	2,147	5,536
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		49,200	514	514
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		73,300	881	1,460

								$6,675	$10,865

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005 - 10/28/2005	$3,922	$3,921	0.12%
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	07/1/2005	29,200	29,200	0.87%

				$33,122	$33,121	0.99%

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(k)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$75,800	$73,011	$74,320
U.S. Treasury Notes	5.500%	05/15/2009	6,625	6,755	6,919

				$79,766	$81,239

(2) Market value includes $709 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	280	01/2007	$0	$(1)	$(1)
Buy	CLP	63,745	12/2006	1	0	1
Buy	CNY	226,774	03/2007	62	(32)	30
Buy	EUR	26,517	10/2006	0	(42)	(42)
Sell		172,335	10/2006	649	0	649
Sell	GBP	6,296	10/2006	186	0	186
Buy	JPY	16,163,372	11/2006	0	(3,793)	(3,793)
Sell		658,914	11/2006	84	0	84
Buy	MXN	1,430	01/2007	0	0	0
Buy	PLN	1,089	11/2006	0	(2)	(2)
Buy	RUB	7,380	12/2006	0	0	0
Buy		3,190	01/2007	0	0	0
Buy	ZAR	1,750	10/2006	0	(30)	(30)
Sell		1,750	10/2006	4	0	4
Buy		1,750	12/2006	0	(4)	(4)

				$986	$(3,904)	$(2,918)

See Accompanying Notes	Semiannual Report	September 30, 2006	93

Schedule of Investments  Total Return Mortgage Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 129.1%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$178	$159
2.917% due 07/01/2011	2,174	2,165
4.455% due 12/01/2034	2,723	2,759
4.500% due 10/01/2021	16,000	15,440
5.000% due 06/01/2018 - 10/01/2036	157,929	153,957
5.077% due 10/25/2008	43	43
5.224% due 05/01/2023	33	34
5.464% due 11/01/2018	5	5
5.500% due 10/01/2021 - 10/01/2036	90,083	88,913
5.631% due 08/01/2042	729	734
5.632% due 08/01/2042 - 10/01/2044	3,251	3,274
5.680% due 11/25/2032	123	123
5.730% due 04/18/2028	11	11
5.750% due 01/01/2021	17	17
5.830% due 03/25/2032 - 07/25/2034	7,268	7,289
5.925% due 10/01/2028	14	14
6.000% due 01/01/2032 - 10/01/2036	36,725	36,912
6.320% due 04/01/2007	1,566	1,564
6.344% due 04/25/2023	5	5
6.500% due 09/25/2023 - 10/01/2036	35,022	35,683
6.518% due 05/01/2033	1,480	1,484
7.000% due 09/25/2023	4	4
7.500% due 06/01/2030 - 08/01/2031	285	295
7.750% due 08/25/2022	41	43

Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,825

Federal Housing Administration
5.022% due 10/25/2022	512	517
7.430% due 06/01/2019	329	333

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	39	38
5.000% due 09/01/2035 - 10/01/2036	35,548	34,193
5.134% due 02/01/2018	83	83
5.500% due 12/01/2017 - 10/01/2036	36,415	35,998
5.598% due 11/01/2028	10	10
5.632% due 10/25/2044 - 02/25/2045	8,453	8,516
5.888% due 08/01/2025	17	17
6.000% due 05/01/2035 - 10/01/2036	19,017	19,118
6.052% due 05/01/2032	50	51
6.436% due 07/01/2030	46	47
6.500% due 12/15/2023 - 03/15/2024	112	113
8.000% due 06/15/2026	30	32

Government National Mortgage Association
4.500% due 08/20/2033	1,384	1,295
4.750% due 07/20/2022 - 08/20/2026	74	75
5.125% due 12/20/2021 - 11/20/2023	30	30
5.375% due 02/20/2017 - 03/20/2027	54	55
5.500% due 02/20/2018 - 06/15/2036	21,891	21,760
5.530% due 02/16/2032	679	680
5.580% due 08/16/2032	1,835	1,841
5.625% due 03/20/2016 - 03/20/2018	114	115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2036	$13,986	$14,162
6.500% due 11/15/2028 - 09/15/2036	55,998	57,471
7.500% due 05/15/2027 - 08/15/2027	10	10

Total U.S. Government Agencies (Cost $549,282)		549,314

MORTGAGE-BACKED SECURITIES 13.3%
Banc of America Mortgage Securities
5.405% due 10/20/2032	82	82

Banc of America Structural Security Trust
5.830% due 10/11/2033	949	957

Banktrust Mortgage Trust
5.700% due 12/01/2023	163	163

CC Mortgage Funding Corp.
5.610% due 01/25/2035	448	453

Countrywide Alternative Loan Trust
5.540% due 05/25/2035	2,641	2,645

Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	847	839
5.620% due 04/25/2035	2,212	2,223
5.650% due 03/25/2035	4,227	4,242
5.745% due 04/25/2035	3,306	3,328

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	117	117
5.660% due 03/25/2032	101	101
5.880% due 08/25/2033	224	224

Harborview Mortgage Loan Trust
5.550% due 05/19/2047	5,367	5,373
5.640% due 11/19/2035	3,578	3,590

Indymac Index Mortgage Loan Trust
5.570% due 04/25/2035	4,010	4,022
5.650% due 02/25/2035	3,253	3,270
5.660% due 09/25/2034	1,876	1,880

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,601	1,561

Mellon Residential Funding Corp.
5.921% due 07/25/2029	28	28

MLCC Mortgage Investors, Inc.
5.710% due 03/15/2025	63	63

Morgan Stanley Capital I
5.500% due 04/25/2017	55	55

Prime Mortgage Trust
5.000% due 02/25/2019	770	754

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	765	799

Sequoia Mortgage Trust
5.630% due 08/20/2032	231	231
5.670% due 06/20/2032	181	182
5.680% due 10/19/2026	670	672
5.680% due 07/20/2033	502	506
5.710% due 10/20/2027	252	252

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 05/25/2035	3,387	3,411

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	303	304

Structured Asset Securities Corp.
6.630% due 08/25/2032	3	3

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	3,000	3,002

Washington Mutual, Inc.
5.563% due 02/25/2046	2,746	2,749
5.600% due 12/25/2027	3,166	3,167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.600% due 12/25/2045	$5,334	$5,354

Total Mortgage-Backed Securities (Cost $56,538)		56,602

ASSET-BACKED SECURITIES 9.0%
ACE Securities Corp.
5.380% due 06/25/2036	3,006	3,008

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	25	25
5.680% due 10/25/2031	38	38

Argent Securities, Inc.
5.410% due 01/25/2036	1,199	1,200
5.410% due 03/25/2036	1,932	1,933

Bear Stearns Asset-Backed Securities, Inc.
5.600% due 09/25/2035	2,477	2,479
5.620% due 02/25/2026	207	207

Centex Home Equity
5.440% due 10/25/2035	532	533
5.630% due 01/25/2032	66	66

CIT Group Home Equity Loan Trust
5.600% due 06/25/2033	133	134

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,914

Credit-Based Asset Servicing & Securitization
5.510% due 01/25/2035	1,148	1,161

EMC Mortgage Loan Trust
6.080% due 08/25/2040	392	398

First Franklin Mortgage Loan Asset-Backed Certificates
6.052% due 03/25/2034	29	29

Fremont Home Loan Trust
5.420% due 01/25/2036	2,224	2,226

GSR Mortgage Loan Trust
5.430% due 11/25/2030	3,623	3,626

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	2,656	2,666

Home Equity Asset Trust
5.630% due 11/25/2032	3	2

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	2,768	2,770

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	3,066	3,068

Morgan Stanley Capital I
5.660% due 07/25/2032	10	10

Quest Trust
5.890% due 06/25/2034	234	235

Renaissance Home Equity Loan Trust
5.710% due 12/25/2032	124	124
5.770% due 08/25/2033	486	488

Residential Asset Mortgage Products, Inc.
2.918% due 11/25/2034	70	70
5.430% due 05/25/2035	260	260

Securitized Asset-Backed Receivables LLC Trust
5.450% due 01/25/2036	482	482

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	920	921

Specialty Underwriting & Residential Finance
5.670% due 01/25/2034	35	35

Structured Asset Securities Corp.
5.614% due 01/25/2033	43	43

Wells Fargo Home Equity Trust
5.570% due 10/25/2035	4,000	4,007
5.580% due 12/25/2035	4,000	4,011

Total Asset-Backed Securities (Cost $38,122)		38,169

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 18.0%

COMMERCIAL PAPER 16.6%
Bank of America Corp.
5.260% due 12/14/2006	$9,400	$9,296

Barclays U.S. Funding Corp.
5.275% due 11/21/2006	1,300	1,291

Danske Corp.
5.255% due 01/18/2007	6,100	6,002
5.270% due 12/27/2006	6,500	6,416

IXIS Commercial Paper Corp.
5.255% due 12/15/2006	11,400	11,272

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006	6,100	6,038

Societe Generale N.A.
5.290% due 12/18/2006	11,200	11,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$11,500	$11,500

UBS Finance Delaware LLC
5.280% due 11/16/2006	5,900	5,861

Westpac Capital Corp.
5.265% due 11/21/2006	1,800	1,787

		70,533

REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	5,466	5,466

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $5,577. Repurchase proceeds are $5,468.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.810% due 12/14/2006 (c)	$625	$618

Total Short-Term Instruments (Cost $76,636)		76,617

PURCHASED OPTIONS (e) 0.0%
(Cost $603)		59

Total Investments (b) 169.4% (Cost $721,181)		$720,761

Written Options (f) (0.0%) (Premiums $599)		(62)

Other Assets and Liabilities (Net) (69.4%)		(295,159)

Net Assets 100.0%		$425,540

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $18,950 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $618 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	216	$(92)
90-Day Eurodollar December Futures	Long	12/2007	98	50
90-Day Eurodollar June Futures	Long	06/2007	258	(10)
90-Day Eurodollar March Futures	Long	03/2007	258	(90)
90-Day Eurodollar September Futures	Long	09/2007	258	74

				$(68)

(d)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber 6.838% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$(15)
Barclays Bank PLC	Camber 8.758% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	(18)
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 7.388% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	82
Lehman Brothers, Inc.	Baldwin Segregated Portfolio 6.138% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	27

							$76

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	$9,800	$202
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	21,900	(650)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	3,000	(109)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2013	13,900	290
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016	32,000	(949)

						$(1,216)

Total Return Swaps
Counterparty	Receive Total Return		Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/2027	Premium amount of $	900	09/18/2027	3,000,000	$659

See Accompanying Notes	Semiannual Report	September 30, 2006	95

Schedule of Investments Total Return Mortgage Fund (Cont.)	(Unaudited) September 30, 2006

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar March Futures	$92.000	03/19/2007	491	$5	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	$95,000	$413	$0
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007	54,000	185	56

							$598	$56

(f)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	$41,000	$409	$0
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007	23,200	190	62

							$599	$62

(g)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2021	$22,500	$22,034	$22,114
Government National Mortgage Association	6.500%	10/01/2036	50,000	51,195	51,281

				$73,229	$73,395

96	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	97

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class D
09/30/2006+	$10.46	$0.21	$0.02	$0.23	$(0.21)	$0.00
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)

Diversified Income Fund
Class D
09/30/2006+	$11.01	$0.27	$0.10	$0.37	$(0.29)	$0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)

Emerging Markets Bond Fund
Class D
09/30/2006+	$11.14	$0.27	$0.17	$0.44	$(0.29)	$0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)
03/31/2002	8.40	0.65	1.80	2.45	(0.75)	(0.50)

Floating Income Fund
Class D
09/30/2006+	$10.39	$0.23	$0.12	$0.35	$(0.29)	$0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00

Foreign Bond Fund (Unhedged)
Class D
09/30/2006+	$9.90	$0.18	$0.22	$0.40	$(0.15)	$0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class D
09/30/2006+	$10.30	$0.16	$0.11	$0.27	$(0.14)	$0.00
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)

GNMA Fund
Class D
09/30/2006+	$10.90	$0.24	$0.09	$0.33	$(0.23)	$0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
05/31/2001 - 03/31/2002	10.43	0.18	0.52	0.70	(0.34)	(0.12)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.

(c) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

(d) Effective October 1, 2002, the administrative expense was reduced to 0.40%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

(f) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.

98	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.21)	$10.48	2.24%	$311,705	1.25	%*	1.25	%*	4.03	%*	5%
0.00	(0.26)	10.46	7.26	224,896	1.25	* (f)	1.25	* (f)	3.19	*	6

$0.00	$(0.29)	$11.09	3.38%	$28,697	1.15	%*	1.15	%*	4.98	%*	72%
0.00	(0.66)	11.01	7.50	36,509	1.15		1.15		4.87		128
0.00	(0.56)	10.87	5.53	25,615	1.17	(c)	1.17	(c)	4.52		44
0.00	(0.31)	10.84	11.62	18,639	1.20	* (e)	1.20	* (e)	3.72	*	33

$0.00	$(0.29)	$11.29	4.04%	$223,671	1.25	%*	1.25	%*	4.97	%*	120%
0.00	(0.91)	11.14	14.26	275,827	1.25		1.25		4.96		280
0.00	(0.85)	10.58	6.75	187,004	1.25		1.25		3.85		415
0.00	(1.58)	10.73	23.35	192,006	1.25		1.25		4.22		461
0.00	(0.91)	10.05	15.66	92,630	1.27		1.25		6.49		388
0.00	(1.25)	9.60	30.94	27,004	1.26		1.25		6.83		620

$0.00	$(0.29)	$10.45	3.37%	$135,469	0.95	%*	0.95	%*	4.43	%*	91%
0.00	(0.47)	10.39	6.98	82,794	0.95		0.95		3.70		83
0.00	(0.18)	10.17	3.54	43,347	0.95	*	0.95	*	2.30	*	18

$0.00	$(0.15)	$10.15	4.05%	$136,700	0.95	%*	0.95	%*	3.46	%*	209%
(0.22)	(0.27)	9.90	(6.15)	104,470	0.95		0.95		2.95		480
0.00	(0.25)	10.83	10.80	85,296	0.95	* (b)	0.95	* (b)	1.78	*	344

$0.00	$(0.14)	$10.43	2.66%	$231,798	0.95	%*	0.95	%*	3.14	%*	249%
0.00	(0.61)	10.30	3.35	266,367	0.95		0.95		2.95		571
0.00	(0.54)	10.56	5.59	235,709	0.95		0.95		2.44		477
0.00	(0.49)	10.52	3.00	174,591	0.96		0.95		2.85		711
(0.12)	(0.61)	10.70	9.13	144,142	0.95		0.95		3.89		589
0.00	(0.45)	10.39	5.21	53,177	0.96		0.95		4.07		434

$0.00	$(0.23)	$11.00	3.10%	$14,222	1.25	%*	0.90	%*	4.34	%*	553%
0.00	(0.41)	10.90	2.75	8,779	0.90		0.90		3.46		1069
0.00	(0.33)	11.01	2.31	8,250	0.90		0.90		1.78		1209
0.00	(0.38)	11.09	3.80	8,773	0.92		0.90		0.98		1409
0.00	(0.48)	11.05	8.16	6,083	0.95	(d)	0.95	(d)	1.69		763
0.00	(0.46)	10.67	7.40	985	1.01	*	1.00		2.03	*	1292

Semiannual Report	September 30, 2006	99

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

High Yield Fund
Class D
09/30/2006+	$9.77	$0.32	$(0.06)	$0.26	$(0.32)	$0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00

Investment Grade Corporate Bond Fund
Class D
09/30/2006+	$10.17	$0.22	$0.15	$0.37	$(0.22)	$0.00
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)

Low Duration Fund
Class D
09/30/2006+	$9.90	$0.20	$0.05	$0.25	$(0.20)	$0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)
03/31/2002	10.03	0.45	0.09	0.54	(0.50)	(0.01)

Short-Term Fund
Class D
09/30/2006+	$9.98	$0.21	$0.01	$0.22	$(0.21)	$0.00
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)
03/31/2002	10.03	0.32	0.06	0.38	(0.39)	(0.02)

Total Return Mortgage Fund
Class D
09/30/2006+	$10.47	$0.23	$0.14	$0.37	$(0.23)	$0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.35	0.35	0.70	(0.37)	(0.40)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

100	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.32)	$9.71	2.75%	$420,908	0.91	%*	0.90	%*	6.60	%*	39%
0.00	(0.68)	9.77	7.94	452,885	0.90		0.90		6.83		105
0.00	(0.64)	9.70	6.87	379,961	0.90		0.90		6.47		62
0.00	(0.65)	9.69	16.62	461,971	0.90		0.90		6.75		105
0.00	(0.71)	8.90	5.18	271,072	0.90		0.90		8.01		129
0.00	(0.75)	9.19	0.68	121,572	0.90		0.90		7.84		96

$0.00	$(0.22)	$10.32	3.74%	$1,464	0.90	%*	0.90	%*	4.34	%*	67%
0.00	(0.44)	10.17	2.17	1,150	0.90		0.90		4.01		168
0.00	(0.46)	10.38	3.48	166	0.90	*	0.90	*	3.48	*	57

$0.00	$(0.20)	$9.95	2.59%	$481,123	0.75	%*	0.75	%*	4.01	%*	42%
0.00	(0.38)	9.90	1.69	548,707	0.75		0.75		3.25		68
0.00	(0.25)	10.11	0.58	691,405	0.75		0.75		1.77		278
0.00	(0.27)	10.31	2.41	644,925	0.75		0.75		1.66		247
0.00	(0.49)	10.33	7.73	438,641	0.75		0.75		2.97		218
0.00	(0.51)	10.06	5.57	107,165	0.75		0.75		4.54		569

$0.00	$(0.21)	$9.99	2.23%	$87,838	0.75	%*	0.75	%*	4.21	%*	62%
0.00	(0.32)	9.98	2.91	126,925	0.75		0.75		3.07		230
0.00	(0.18)	10.01	1.20	204,131	0.75		0.75		1.47		356
0.00	(0.15)	10.07	1.79	233,211	0.75		0.75		1.18		268
0.00	(0.28)	10.04	3.30	137,874	0.75		0.75		2.52		77
0.00	(0.41)	10.00	3.80	81,643	0.82		0.75		3.20		131

$0.00	$(0.23)	$10.61	3.61%	$103,119	0.90	%*	0.90	%*	4.37	%*	371%
0.00	(0.39)	10.47	2.24	101,762	0.90		0.90		3.51		711
0.00	(0.50)	10.62	2.67	99,056	0.90		0.90		2.16		824
0.00	(0.39)	10.83	4.48	103,329	0.95		0.90		1.35		993
0.00	(0.53)	10.75	9.05	126,132	0.90		0.90		1.96		844
0.00	(0.77)	10.35	7.43	28,929	0.90		0.90		3.37		1193

Semiannual Report	September 30, 2006	101

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$3,568,001	$1,914,340	$2,553,244	$3,012,010
Cash	22,997	2,522	27	3,867
Foreign currency, at value	35,379	20,698	1,698	29,989
Receivable for investments sold	20	44,137	118,813	291,214
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Fund shares sold	3,901	1,664	28,514	20,088
Interest and dividends receivable	18,044	25,911	31,697	17,465
Variation margin receivable	0	0	0	0
Swap premiums paid	0	5,028	0	17,826
Unrealized appreciation on forward foreign currency contracts	34,528	1,770	1,096	2,733
Unrealized appreciation on swap agreements	2,764	5,006	19,122	20,074
Other assets	0	0	0	0
	3,685,634	2,021,076	2,754,211	3,415,266

Liabilities:
Payable for the reverse repurchase agreement	$0	$0	$0	$0
Payable for investments purchased	139,866	178,779	145,131	462,584
Payable for investments purchased on a delayed-delivery basis	18,800	55,961	113,883	20,311
Payable for short sales	0	0	0	0
Payable for Fund shares redeemed	3,715	2,884	3,116	6,170
Dividends payable	882	1,278	1,503	777
Overdraft due to custodian	0	0	0	0
Written options outstanding	0	2,826	1,222	3,138
Accrued investment advisory fee	1,232	662	936	705
Accrued administration fee	1,152	474	930	655
Accrued distribution fee	20	88	152	28
Accrued servicing fee	95	55	164	112
Variation margin payable	0	443	782	333
Recoupment payable to Manager	4	0	0	0
Swap premium received	0	790	231	6,031
Unrealized depreciation on forward foreign currency contracts	52,308	2,245	2,338	1,569
Unrealized depreciation on swap agreements	59	3,541	1,280	9,284
Other liabilities	39	5	13	29
	218,172	250,031	271,681	511,726

Net Assets	$3,467,462	$1,771,045	$2,482,530	$2,903,540

Net Assets Consist of:
Paid in capital	$3,431,236	$1,734,184	$2,277,085	$2,865,008
Undistributed (overdistributed) net investment income	2,860	(2,686)	36,863	(11,396)
Accumulated undistributed net realized gain (loss)	46,683	17,547	54,438	28,177
Net unrealized appreciation (depreciation)	(13,317)	22,000	114,144	21,751
	$3,467,462	$1,771,045	$2,482,530	$2,903,540

Net Assets:
Class D	$311,705	$28,697	$223,671	$135,469
Other Classes	3,155,757	1,742,348	2,258,859	2,768,071

Shares Issued and Outstanding:
Class D	29,731	2,588	19,807	12,963

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.48	$11.09	$11.29	$10.45

Cost of Investments Owned	$3,566,343	$1,897,009	$2,462,063	$3,002,555
Cost of Foreign Curency Held	$35,750	$20,697	$1,697	$29,987
Proceeds Received on Short Sales	$0	$0	$0	$0
Premiums Received on Written Options	$0	$1,267	$722	$1,294

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Short-Term Fund	Total Return Mortgage Fund

$2,583,369	$2,986,622	$420,077	$6,977,472	$67,176	$11,290,576	$3,299,837	$720,761
4,873	0	619	15,007	98	15,472	164	3,492
26,645	30,557	0	49,977	350	11,856	25,714	0
100,861	124,453	256,784	27,848	622	5,169	50,019	229,084
96,980	259,191	3,383	12,304	0	0	98,975	18,369
5,329	4,228	608	14,202	181	22,751	2,133	1,327
23,021	29,494	1,427	133,966	803	34,838	12,759	1,462
3	1,277	0	3,846	0	3,202	9,064	0
35,638	28,232	634	56	481	1,798	2,010	3,304
1,136	7,906	0	1,402	10	7,977	986	0
17,769	20,418	344	3,257	248	2,741	953	1,260
0	0	0	0	0	0	1	0
2,895,624	3,492,378	683,876	7,239,337	69,969	11,396,380	3,502,615	979,059

$0	$0	$16,101	$14,094	$0	$0	$0	$0
142,587	217,604	249,178	67,661	5,911	166,384	737	418,140
425,380	486,480	79,597	55,966	0	126,424	23,758	58,339
111,410	267,426	70,802	0	621	0	81,239	73,395
3,672	6,070	433	19,850	138	41,889	14,093	764
942	727	143	8,342	52	4,352	1,612	146
0	1,222	0	0	0	0	0	0
10,867	19,158	17	1,584	20	44,149	11,122	62
411	510	56	1,489	13	2,362	768	89
495	615	74	1,793	17	2,028	658	111
123	84	43	869	5	438	246	26
105	132	29	506	6	542	100	38
1,209	2,508	2	4,884	15	5,663	9,568	27
0	0	0	0	0	0	0	0
27,379	30,857	281	733	320	98	5,853	641
8,437	1,600	0	3,633	32	11,296	3,904	0
17,716	24,866	535	910	269	3,987	2,511	1,741
25	3	0	0	0	6	0	0
750,758	1,059,862	417,291	182,314	7,419	409,618	156,169	553,519

$2,144,866	$2,432,516	$266,585	$7,057,023	$62,550	$10,986,762	$3,346,446	$425,540

$2,177,798	$2,416,687	$268,235	$7,189,651	$62,964	$11,342,554	$3,365,373	$432,587
(23,801)	(64,881)	676	(11,951)	(33)	(11,902)	7,503	77
3,545	6,848	(3,150)	(203,702)	(450)	(199,772)	(21,766)	(6,527)
(12,676)	73,862	824	83,025	69	(144,118)	(4,664)	(597)
$2,144,866	$2,432,516	$266,585	$7,057,023	$62,550	$10,986,762	$3,346,446	$425,540

$136,700	$231,798	$14,222	$420,908	$1,464	$481,123	$87,838	$103,119
2,008,166	2,200,718	252,363	6,636,115	61,086	10,505,639	3,258,608	322,421

13,467	22,224	1,293	43,364	142	48,364	8,794	9,716

$10.15	$10.43	$11.00	$9.71	$10.32	$9.95	$9.99	$10.61

$2,592,076	$2,915,748	$419,115	$6,905,191	$67,360	$11,353,840	$3,297,551	$721,181
$26,735	$30,725	$0	$49,927	$350	$11,874	$25,891	$0
$108,956	$260,544	$70,733	$0	$622	$0	$79,766	$73,229
$8,426	$14,992	$52	$962	$21	$30,795	$6,873	$599

Semiannual Report	September 30, 2006	103

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$65,977	$52,236	$81,059	$55,177
Dividends, net of foreign taxes*	0	53	22	180
Miscellaneous income	36	152	0	194
Total Income	66,013	52,441	81,081	55,551

Expenses:
Investment advisory fees	5,561	3,817	5,854	3,066
Administration fees	5,236	2,728	5,803	2,912
Servicing fees - Class D	361	39	286	142
Distribution and/or servicing fees - Other Classes	215	752	1,635	594
Trustees’ fees	2	2	3	2
Interest expense	0	0	0	0
Miscellaneous expense	5	2	2	2
Net Expenses	11,380	7,340	13,583	6,718

Net Investment Income	54,633	45,101	67,498	48,833

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	107	4,123	41,075	6,224
Net realized gain (loss) on futures contracts, options and swaps	205	(1,359)	4,935	17,785
Net realized gain (loss) on foreign currency transactions	24,546	(3,283)	(1,473)	1,378
Net change in unrealized appreciation (depreciation) on investments	2,981	6,377	(33,124)	(470)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	2,601	7,443	10,646	(1,098)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(34,474)	(106)	(1,337)	876
Net Gain (Loss)	(4,034)	13,195	20,722	24,695

Net Increase in Net Assets Resulting from Operations	$50,599	$58,296	$88,220	$73,528

*Includes foreign tax withholding of $39, $4, $19, $29, $25, $3, $0, $0, $0, $63, $0, and $0, respectively.

104	PIMCO Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Short-Term Fund	Total Return Mortgage Fund

$33,948	$48,702	$7,043	$261,000	$1,493	$269,962	$95,555	$11,488
0	226	0	1,101	6	3,985	0	0
0	0	59	1,547	0	54	20	2
33,948	48,928	7,102	263,648	1,499	274,001	95,575	11,490

1,954	2,978	318	8,725	71	14,306	4,770	544
2,412	3,629	421	10,578	90	12,363	4,090	671
153	304	14	534	2	642	131	123
826	1,034	414	7,867	54	5,601	2,089	239
2	2	0	8	0	13	4	1
49	28	441	177	1	0	0	0
1	2	1	6	0	10	3	0
5,397	7,977	1,609	27,895	218	32,935	11,087	1,578

28,551	40,951	5,493	235,753	1,281	241,066	84,488	9,912

(12,804)	(11,289)	(2,817)	23,776	(134)	(8,628)	1,291	(3,321)
(2,031)	18,183	156	(13,007)	(179)	(12,837)	(14,934)	1,375
22,929	(10,220)	0	(5,220)	9	3,928	10,246	0
25,210	43,866	5,201	(75,454)	792	66,358	6,898	7,920
(3,862)	(21,964)	(40)	23,346	546	2,052	4,116	(904)
(60)	6,418	0	(2,026)	(73)	5,842	(6,359)	0
29,382	24,994	2,500	(48,585)	961	56,715	1,258	5,070

$57,933	$65,945	$7,993	$187,168	$2,242	$297,781	$85,746	$14,982

Semiannual Report	September 30, 2006	105

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Period from May 31, 2005 to March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$54,633	$23,804	$45,101	$69,595	$67,498	$140,644
Net realized gain (loss)	24,858	28,010	(519)	35,590	44,537	134,063
Net change in unrealized appreciation (depreciation)	(28,892)	15,574	13,714	(10,418)	(23,815)	77,982
Net increase (decrease) resulting from operations	50,599	67,388	58,296	94,767	88,220	352,689

Distributions to Shareholders:
From net investment income
Class D	(5,892)	(2,555)	(814)	(1,658)	(6,032)	(11,973)
Other Classes	(49,053)	(21,409)	(46,070)	(69,800)	(65,001)	(134,396)
From net realized capital gains
Class D	0	(423)	0	(346)	0	(7,331)
Other Classes	0	(2,429)	0	(12,854)	0	(82,669)
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(54,945)	(26,816)	(46,884)	(84,658)	(71,033)	(236,369)

Fund Share Transactions:
Receipts for shares sold
Class D	118,045	231,680	4,244	19,260	40,267	144,872
Other Classes	1,670,807	1,666,809	351,577	800,427	411,347	1,498,367
Issued as reinvestment of distributions
Class D	5,061	2,437	769	1,909	5,525	17,874
Other Classes	46,193	23,168	38,567	67,301	56,572	197,262
Cost of shares redeemed
Class D	(35,888)	(13,969)	(12,944)	(10,544)	(99,605)	(83,093)
Other Classes	(258,224)	(24,970)	(277,334)	(267,339)	(997,968)	(958,763)
Net increase (decrease) resulting from fund share transactions	1,545,994	1,885,155	104,879	611,014	(583,862)	816,519

Fund Redemption Fee	32	55	15	28	45	93

Total Increase (Decrease) in Net Assets	1,541,680	1,925,782	116,306	621,151	(566,630)	932,932

Net Assets:
Beginning of period	1,925,782	0	1,654,739	1,033,588	3,049,160	2,116,228
End of period*	$3,467,462	$1,925,782	$1,771,045	$1,654,739	$2,482,530	$3,049,160

*Including undistributed (overdistributed) net investment income of:	$2,860	$3,172	$(2,686)	$(903)	$36,863	$40,398

106	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$48,833	$53,111	$28,551	$43,961	$40,951	$74,322	$5,493	$13,171	$235,753	$483,673
25,387	17,670	8,094	(113,770)	(3,326)	151,111	(2,661)	(76)	5,549	129,948
(692)	24,755	21,288	(18,036)	28,320	(148,728)	5,161	(259)	(54,134)	(79,117)
73,528	95,536	57,933	(87,845)	65,945	76,705	7,993	12,836	187,168	534,504

(3,153)	(2,570)	(1,892)	(429)	(3,350)	(7,206)	(237)	(307)	(14,300)	(29,724)
(56,875)	(59,989)	(23,749)	(9,315)	(32,896)	(59,996)	(5,227)	(13,891)	(223,353)	(461,450)

0	(234)	0	0	0	(8,739)	0	0	0	(130)
0	(4,546)	0	(5)	0	(67,261)	0	(5)	0	(1,875)

0	0	0	(2,109)	0	0	0	0	0	0
0	0	0	(27,803)	0	0	0	0	0	0

(60,028)	(67,339)	(25,641)	(39,661)	(36,246)	(143,202)	(5,464)	(14,203)	(237,653)	(493,179)

82,017	70,257	50,791	81,783	32,114	163,764	9,461	3,143	55,315	262,218
1,621,461	1,110,693	990,803	988,793	410,295	1,175,994	32,427	58,961	940,660	2,564,250

2,991	2,649	1,647	2,295	3,113	14,683	187	188	13,186	24,673
52,941	60,609	19,973	32,218	29,463	113,837	4,402	12,316	173,899	360,452

(33,192)	(34,564)	(22,537)	(55,674)	(72,509)	(140,271)	(4,413)	(2,717)	(97,146)	(216,115)
(276,959)	(772,182)	(404,506)	(789,830)	(423,821)	(746,617)	(54,988)	(390,998)	(1,294,974)	(2,307,205)
1,449,259	437,462	636,171	259,585	(21,345)	581,390	(12,924)	(319,107)	(209,060)	688,273

13	10	71	35	54	100	0	0	152	243

1,462,772	465,669	668,534	132,114	8,408	514,993	(10,395)	(320,474)	(259,393)	729,841

1,440,768	975,099	1,476,332	1,344,218	2,424,108	1,909,115	276,980	597,454	7,316,416	6,586,575
$2,903,540	$1,440,768	$2,144,866	$1,476,332	$2,432,516	$2,424,108	$266,585	$276,980	$7,057,023	$7,316,416

$(11,396)	$(201)	$(23,801)	$(26,711)	$(64,881)	$(69,586)	$676	$647	$(11,951)	$(10,051)

Semiannual Report	September 30, 2006	107

Statements of Changes in Net Assets  (Cont.)

	Investment Grade Corporate Bond Fund		Low Duration Fund		Short-Term Fund		Total Return Mortgage Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,281	$1,858	$241,066	$450,383	$84,488	$135,495	$9,912	$21,367
Net realized (loss)	(304)	(168)	(17,537)	(103,902)	(3,397)	(9,191)	(1,946)	(1,189)
Net change in unrealized appreciation (depreciation)	1,265	(906)	74,252	(98,793)	4,655	(1,944)	7,016	(5,489)
Net increase resulting from operations	2,242	784	297,781	247,688	85,746	124,360	14,982	14,689

Distributions to Shareholders:
From net investment income
Class D	(29)	(20)	(10,603)	(21,219)	(2,217)	(4,938)	(2,202)	(3,713)
Other Classes	(1,276)	(1,893)	(235,557)	(446,045)	(81,571)	(132,215)	(7,887)	(18,470)
From net realized capital gains
Class D	0	0	0	(2,175)	0	0	0	0
Other Classes	0	(37)	0	(43,833)	0	0	0	0
Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(1,305)	(1,950)	(246,160)	(513,272)	(83,788)	(137,153)	(10,089)	(22,183)

Fund Share Transactions:
Receipts for shares sold
Class D	575	1,187	56,352	189,928	13,172	50,684	21,945	38,502
Other Classes	11,086	32,912	1,414,034	4,639,899	1,253,922	3,511,131	27,938	70,855
Issued as reinvestment of distributions
Class D	27	20	9,939	22,072	2,098	4,645	2,085	3,542
Other Classes	982	1,563	208,183	428,561	71,040	114,808	7,333	17,668
Cost of shares redeemed
Class D	(312)	(198)	(136,196)	(342,438)	(54,400)	(132,115)	(24,071)	(37,775)
Other Classes	(6,579)	(13,890)	(2,664,121)	(6,328,605)	(1,705,105)	(4,007,322)	(158,631)	(177,461)
Net increase (decrease) resulting from Fund share transactions	5,779	21,594	(1,111,809)	(1,390,583)	(419,273)	(458,169)	(123,401)	(84,669)

Fund Redemption Fee	0	2	44	78	96	47	0	2

Total Increase (Decrease) in Net Assets	6,716	20,430	(1,060,144)	(1,656,089)	(417,219)	(470,915)	(118,508)	(92,161)

Net Assets:
Beginning of period	55,834	35,404	12,046,906	13,702,995	3,763,665	4,234,580	544,048	636,209
End of period*	$62,550	$55,834	$10,986,762	$12,046,906	$3,346,446	$3,763,665	$425,540	$544,048

*Including undistributed (overdistributed) net investment income of:	$(33)	$(9)	$(11,902)	$(6,808)	$7,503	$6,803	$77	$254

108	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of the 12 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

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Notes to Financial Statements  (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	KZT	Kazakhstan Tenge
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	MYR	Malaysian Ringgit
CNY	Chineses Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EGP	Egyptian Pound	SGD	Singapore Dollar
EUR	Euro	SKK	Slovak Koruna
GBP	Great Britain Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
ILS	Israeli Shekel

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected on a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

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(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a

Semiannual Report	September 30, 2006	111

Notes to Financial Statements  (Cont.)

specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed

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by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%		0.55%	NA
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%	NA
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%	NA
Floating Income Fund	0.30%	0.25%	0.25%	0.40%		0.40%	NA
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%		0.45%	NA
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%	0.45%
GNMA Fund	0.25%	0.25%	NA	0.40%		0.40%	NA
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%	NA
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%	0.35%
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(1)	0.25%	0.35%	(1)
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40%	NA

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C and R shares of the Fund.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

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Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%

Class B
All Funds	0.75%	0.25%

Class C
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%

Class D
All Funds	—	0.25%

Class R
All Funds	0.25%	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $2,018,342 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based the on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class	Class A	Class C	Class D
Developing Local Markets Fund	0.85%	1.25%	2.00%	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006	09/30/2006
Developing Local Markets Fund	$0	$0	$20	$0

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Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$0	$9,973

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$(5,698)	$0	$1,454,529	$96,631
Diversified Income Fund	445,719	260,222	1,040,257	906,262
Emerging Markets Bond Fund	250,528	193,972	2,313,752	3,154,569
Floating Income Fund	1,202,244	927,948	834,921	301,660
Foreign Bond Fund (Unhedged)	1,741,620	1,808,187	1,781,042	1,187,023
Foreign Bond Fund (U.S. Dollar-Hedged)	4,321,891	4,255,421	1,798,748	1,517,512
GNMA Fund	2,262,089	2,236,571	0	147
High Yield Fund	0	0	2,698,502	2,966,218
Investment Grade Corporate Bond Fund	27,859	27,246	15,833	8,695
Low Duration Fund	2,496,516	2,440,893	1,096,144	466,141
Short-Term Fund	903,888	1,275,771	407,067	361,359
Total Return Mortgage Fund	2,265,931	2,292,558	29,518	6,989

Semiannual Report	September 30, 2006	115

Notes to Financial Statements  (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	1,720	$178,700	$845	0	$0	2,120	$146,300	$718
Sales	6,056	0	1,495	4,314	1,063	5,904	0	1,545
Closing Buys	(2,720)	(59,100)	(878)	(1,994)	(319)	(3,120)	(140,800)	(827)
Expirations	(900)	(114,000)	(195)	0	0	(1,060)	0	(142)
Exercised	0	0	0	(260)	(22)	0	0	0
Balance at 09/30/2006	4,156	$5,600	$1,267	2,060	$722	3,844	$5,500	$1,294

	Foreign Bond Fund (Unhedged)							Foreign Bond Fund (U.S. Dollar Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	2,736	$398,900	GBP	0	JPY	0	$4,036	6,624	$856,200	GBP	0	JPY	0	$9,246
Sales	2,158	7,075,300		73,100		6,400	8,159	5,201	10,676,600		51,200		9,600	13,125
Closing Buys	0	(3,352,900)		(34,900)		(3,200)	(1,645)	(4,922)	(10,005,300)		0		(9,600)	(5,558)
Expirations	(3,624)	(3,332,300)		0		(3,200)	(2,124)	(3,836)	(158,700)		0		0	(1,821)
Exercised	0	0		0		0	0	0	0		0		0	0
Balance at 09/30/2006	1,270	$789,000	GBP	38,200	JPY	0	$8,426	3,067	$1,368,800	GBP	51,200	JPY	0	$14,992

	GNMA Fund			High Yield Fund			Investment Grade Corporate Bond Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$19,400	$143	17,458	$138,000	$5,548	120	$300	$28
pims	180	(13,000)	24	32,514	0	6,333	216	200	41
Closing Buys	(180)	0	(115)	(40,739)	(113,600)	(10,741)	0	(300)	(2)
Expirations	0	0	0	0	(24,400)	(178)	(240)	0	(46)
Exercised	0	0	0	0	0	0	0	0	0
Balance at 09/30/2006	0	$6,400	$52	9,233	$0	$962	96	$200	$21

	Low Duration Fund							Short-Term Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP	Notional Premium
Balance at 03/31/2006	18,432	$2,090,200	GBP	70,500	EUR	0	$30,721	6,675	$423,300	GBP	0	$8,043
Sales	2,642	1,645,700		21,300		37,000	15,269	5,882	830,200		23,400	7,586
Closing Buys	0	(1,218,100)		0		0	(8,725)	(5,619)	(204,500)		0	(5,515)
Expirations	(6,265)	(464,800)		(14,800)		0	(4,884)	(6,206)	(473,800)		0	(3,241)
Exercised	(1,674)	0		0		0	(1,586)	0	0		0	0
Balance at 09/30/2006	13,135	$2,053,000	GBP	77,000	EUR	37,000	$30,795	732	$575,200	GBP	23,400	$6,873

	Total Return Mortgage Fund
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$75,600	$760
Sales	280	0	38
Closing Buys	(280)	0	(38)
Expirations	0	(11,400)	(161)
Exercised	0	0	0
Balance at 09/30/2006	0	$64,200	$599

116	PIMCO Funds

(Unaudited) September 30, 2006

8.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Developing Local Markets Fund	$3,534	$(1,876)	$1,658
Diversified Income Fund	30,201	(12,870)	17,331
Emerging Markets Bond Fund	94,531	(3,350)	91,181
Floating Income Fund	14,325	4,870	9,455
Foreign Bond Fund (Unhedged)	13,911	(22,618)	(8,707)
Foreign Bond Fund (U.S. Dollar-Hedged)	113,500	(42,626)	70,874
GNMA Fund	2,109	(1,147)	962
High Yield Fund	157,727	(85,446)	72,281
Investment Grade Corporate Bond Fund	545	(729)	(184)
Low Duration Fund	21,228	(84,492)	(63,264)
Short-Term Fund	8,315	(6,029)	2,286
Total Return Mortgage Fund	2,355	(2,775)	(420)

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Semiannual Report	September 30, 2006	117

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Six Months Ended 09/30/2006		Period from 05/31/2005 to 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	11,161	$118,045	22,607	$231,680	388	$4,244	1,738	$19,260
Other Classes	158,395	1,670,807	162,756	1,666,809	32,102	351,577	72,328	800,427
Issued as reinvestment of
Class D	480	5,061	235	2,437	70	769	172	1,909
Other Classes	4,387	46,193	2,232	23,168	3,527	38,567	6,070	67,301
Cost of shares redeemed
Class D	(3,406)	(35,888)	(1,346)	(13,969)	(1,185)	(12,944)	(951)	(10,544)
Other Classes	(24,345)	(258,224)	(2,415)	(24,970)	(25,474)	(277,334)	(24,161)	(267,339)
Net increase (decrease) resulting from Fund share transactions	146,672	$1,545,994	184,068	$1,885,155	9,428	$104,879	55,196	$611,014

	Foreign Bond Fund (U.S. Dollar-Hedged)				GNMA Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	3,123	$32,114	15,405	$163,764	874	$9,461	285	$3,143
Other Classes	39,869	410,295	110,797	1,175,994	2,992	32,427	5,335	58,961
Issued as reinvestment of
Class D	302	3,113	1,403	14,683	18	187	17	188
Other Classes	2,856	29,463	10,875	113,837	406	4,402	1,116	12,316
Cost of shares redeemed
Class D	(7,060)	(72,509)	(13,266)	(140,271)	(404)	(4,413)	(246)	(2,717)
Other Classes	(41,204)	(423,821)	(70,637)	(746,617)	(5,067)	(54,988)	(35,363)	(390,998)
Net increase (decrease) resulting from Fund share transactions	(2,114)	$(21,345)	54,577	$581,390	(1,181)	$(12,924)	(28,856)	$(319,107)

	Short-Term Fund				Total Return Mortgage Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	1,320	$13,172	5,064	$50,684	2,097	$21,945	3,622	$38,502
Other Classes	125,677	1,253,922	350,713	3,511,131	2,666	27,938	6,660	70,855
Issued as reinvestment of distributions
Class D	210	2,098	464	4,645	199	2,085	333	3,542
Other Classes	7,117	71,040	11,476	114,808	702	7,333	1,661	17,668
Cost of shares redeemed
Class D	(5,452)	(54,400)	(13,199)	(132,115)	(2,304)	(24,071)	(3,555)	(37,775)
Other Classes	(170,896)	(1,705,105)	(400,370)	(4,007,322)	(15,251)	(158,631)	(16,622)	(177,461)
Net increase (decrease) resulting from Fund share transactions	(42,024)	$(419,273)	(45,862)	$(458,169)	(11,891)	$(123,401)	(7,901)	$(84,669)

118	PIMCO Funds

(Unaudited) September 30, 2006

Emerging Markets Bond Fund				Floating Income Fund				Foreign Bond Fund (Unhedged)
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

3,625	$40,267	12,960	$144,872	7,900	$82,017	6,798	$70,257	4,973	$50,791	7,928	$81,783
37,181	411,347	134,873	1,498,367	156,767	1,621,461	107,906	1,110,693	97,149	990,803	96,103	988,793

500	5,525	1,602	17,874	288	2,991	256	2,649	161	1,647	225	2,295
5,121	56,572	17,688	197,262	5,086	52,941	5,866	60,609	1,954	19,973	3,150	32,218

(9,084)	(99,605)	(7,465)	(83,093)	(3,191)	(33,192)	(3,349)	(34,564)	(2,217)	(22,537)	(5,480)	(55,674)
(91,277)	(997,968)	(85,834)	(958,763)	(26,361)	(276,959)	(74,715)	(772,182)	(39,806)	(404,506)	(76,980)	(789,830)

(53,934)	$(583,862)	73,824	$816,519	139,219	$1,449,259	42,762	$437,462	62,214	$636,171	24,946	$259,585

High Yield Fund				Investment Grade Corporate Bond Fund				Low Duration Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,742	$55,315	26,812	$262,218	57	$575	114	$1,187	5,701	$56,352	18,845	$189,928
97,679	940,660	262,767	2,564,250	1,095	11,086	3,164	32,912	143,010	1,414,034	461,142	4,639,899

1,370	13,186	2,525	24,673	3	27	2	20	1,004	9,939	2,198	22,072
18,063	173,899	36,890	360,452	96	982	150	1,563	21,031	208,183	42,692	428,561

(10,096)	(97,146)	(22,155)	(216,115)	(31)	(312)	(19)	(198)	(13,772)	(136,196)	(34,022)	(342,438)
(134,478)	(1,294,974)	(237,009)	(2,307,205)	(651)	(6,579)	(1,333)	(13,890)	(269,543)	(2,664,121)	(629,667)	(6,328,605)

(21,720)	$(209,060)	69,830	$688,273	569	$5,779	2,078	$21,594	(112,69)	$(1,111,809)	(138,812)	$(1,390,588)

Semiannual Report	September 30, 2006	119

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

120	PIMCO Funds

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2006	121

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’

122	PIMCO Funds

performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2006	123

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

PO Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2006. For information about any product, contact your financial advisor.    AZ020SA_15908

Share Classes Institutional and Administrative	Semiannual Report September 30, 2006

Total Return Funds

Total Return Fund

Total Return Fund II

Total Return Fund III

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Financial Highlights		10
Statements of Assets and Liabilities		14
Statements of Operations		15
Statements of Changes in Net Assets		16
Notes to Financial Statements		52
Approval of Renewal of the Investment Advisory Contract and Administration Agreement		67

FUND	Fund Summary	Schedule of Investments

Total Return Fund	4	18	*
Total Return Fund II	6	34
Total Return Fund III	8	41

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at (866) 744-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for PIMCO Total Return Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

■	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

■	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

■	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Total Return Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Funds is from April 1, 2006 to September 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	3

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2006

                Total Return Fund          Lehman Brothers
               Institutional Class      Aggregate Bond Index
               -------------------      --------------------
05/31/1987         5,000,000                 5,000,000
06/30/1987         5,063,956                 5,068,813
07/31/1987         5,051,390                 5,064,918
08/31/1987         5,039,534                 5,037,815
09/30/1987         4,913,547                 4,930,538
10/31/1987         5,070,060                 5,106,141
11/30/1987         5,107,024                 5,147,040
12/31/1987         5,153,726                 5,217,151
01/31/1988         5,364,621                 5,400,545
02/29/1988         5,425,978                 5,464,652
03/31/1988         5,377,483                 5,413,367
04/30/1988         5,349,895                 5,384,153
05/31/1988         5,323,746                 5,347,962
06/30/1988         5,451,097                 5,476,986
07/31/1988         5,444,079                 5,448,260
08/31/1988         5,470,463                 5,462,542
09/30/1988         5,574,381                 5,586,211
10/31/1988         5,662,479                 5,691,379
11/30/1988         5,612,027                 5,622,241
12/31/1988         5,637,131                 5,628,571
01/31/1989         5,706,918                 5,709,556
02/28/1989         5,670,892                 5,668,171
03/31/1989         5,697,790                 5,692,677
04/30/1989         5,825,551                 5,811,802
05/31/1989         5,967,305                 5,964,522
06/30/1989         6,168,244                 6,146,131
07/31/1989         6,298,843                 6,276,779
08/31/1989         6,190,418                 6,183,783
09/30/1989         6,221,536                 6,215,431
10/31/1989         6,371,017                 6,368,476
11/30/1989         6,426,949                 6,429,174
12/31/1989         6,440,083                 6,446,378
01/31/1990         6,332,594                 6,369,774
02/28/1990         6,349,652                 6,390,386
03/31/1990         6,344,778                 6,395,092
04/30/1990         6,255,058                 6,336,504
05/31/1990         6,460,283                 6,524,117
06/30/1990         6,569,705                 6,628,798
07/31/1990         6,676,661                 6,720,495
08/31/1990         6,571,662                 6,630,745
09/30/1990         6,578,458                 6,685,601
10/31/1990         6,669,789                 6,770,482
11/30/1990         6,838,024                 6,916,223
12/31/1990         6,958,354                 7,023,987
01/31/1991         7,027,903                 7,110,815
02/28/1991         7,126,178                 7,171,514
03/31/1991         7,216,808                 7,220,852
04/30/1991         7,335,070                 7,299,078
05/31/1991         7,390,178                 7,341,762
06/30/1991         7,401,768                 7,338,029
07/31/1991         7,508,521                 7,439,788
08/31/1991         7,712,232                 7,600,786
09/30/1991         7,894,694                 7,754,804
10/31/1991         7,975,769                 7,841,145
11/30/1991         8,045,044                 7,913,042
12/31/1991         8,319,147                 8,148,046
01/31/1992         8,251,437                 8,037,198
02/29/1992         8,323,957                 8,089,457
03/31/1992         8,292,135                 8,043,852
04/30/1992         8,335,850                 8,101,954
05/31/1992         8,508,487                 8,254,836
06/30/1992         8,616,472                 8,368,443
07/31/1992         8,827,524                 8,539,178
08/31/1992         8,902,987                 8,625,682
09/30/1992         9,043,980                 8,727,928
10/31/1992         8,965,037                 8,612,211
11/30/1992         8,972,362                 8,614,159
12/31/1992         9,129,278                 8,751,136
01/31/1993         9,297,750                 8,918,950
02/28/1993         9,504,901                 9,075,078
03/31/1993         9,560,206                 9,112,893
04/30/1993         9,643,848                 9,176,350
05/31/1993         9,666,306                 9,188,036
06/30/1993         9,876,645                 9,354,551
07/31/1993         9,937,133                 9,407,459
08/31/1993        10,163,538                 9,572,351
09/30/1993        10,204,890                 9,598,643
10/31/1993        10,277,472                 9,634,511
11/30/1993        10,187,745                 9,552,551
12/31/1993        10,271,501                 9,604,324
01/31/1994        10,396,445                 9,733,998
02/28/1994        10,210,928                 9,564,886
03/31/1994         9,995,399                 9,329,070
04/30/1994         9,896,929                 9,254,577
05/31/1994         9,850,224                 9,253,278
06/30/1994         9,814,015                 9,232,829
07/31/1994        10,015,509                 9,416,223
08/31/1994        10,044,623                 9,427,908
09/30/1994         9,917,753                 9,289,146
10/31/1994         9,906,083                 9,280,869
11/30/1994         9,907,443                 9,260,257
12/31/1994         9,904,417                 9,324,202
01/31/1995        10,082,267                 9,508,731
02/28/1995        10,319,048                 9,734,809
03/31/1995        10,417,456                 9,794,534
04/30/1995        10,600,658                 9,931,349
05/31/1995        10,936,213                10,315,665
06/30/1995        10,929,713                10,391,294
07/31/1995        10,936,311                10,368,086
08/31/1995        11,105,123                10,493,216
09/30/1995        11,244,355                10,595,300
10/31/1995        11,415,091                10,733,089
11/30/1995        11,662,396                10,893,924
12/31/1995        11,863,138                11,046,806
01/31/1996        11,960,385                11,120,164
02/29/1996        11,668,778                10,926,870
03/31/1996        11,578,391                10,850,915
04/30/1996        11,530,294                10,789,892
05/31/1996        11,499,480                10,767,982
06/30/1996        11,683,873                10,912,588
07/31/1996        11,714,500                10,942,450
08/31/1996        11,704,501                10,924,111
09/30/1996        11,973,193                11,114,483
10/31/1996        12,284,300                11,360,686
11/30/1996        12,575,406                11,555,278
12/31/1996        12,419,446                11,447,838
01/31/1997        12,465,678                11,482,894
02/28/1997        12,494,013                11,511,458
03/31/1997        12,342,925                11,383,894
04/30/1997        12,565,728                11,554,304
05/31/1997        12,694,757                11,663,529
06/30/1997        12,843,894                11,801,967
07/31/1997        13,203,071                12,120,229
08/31/1997        13,089,168                12,016,846
09/30/1997        13,301,627                12,194,073
10/31/1997        13,461,510                12,370,975
11/30/1997        13,523,400                12,427,941
12/31/1997        13,681,812                12,553,071
01/31/1998        13,893,968                12,714,230
02/28/1998        13,855,371                12,704,087
03/31/1998        13,902,211                12,748,312
04/30/1998        13,957,191                12,814,853
05/31/1998        14,119,833                12,936,413
06/30/1998        14,257,594                13,046,124
07/31/1998        14,305,551                13,073,877
08/31/1998        14,533,176                13,286,646
09/30/1998        14,969,015                13,597,767
10/31/1998        14,869,808                13,525,870
11/30/1998        14,925,950                13,602,636
12/31/1998        15,018,914                13,643,534
01/31/1999        15,109,171                13,740,911
02/28/1999        14,831,091                13,501,039
03/31/1999        14,958,503                13,575,857
04/30/1999        15,032,946                13,618,865
05/31/1999        14,870,656                13,499,578
06/30/1999        14,846,270                13,456,570
07/31/1999        14,790,750                13,399,279
08/31/1999        14,803,007                13,392,596
09/30/1999        14,968,364                13,547,942
10/31/1999        15,018,938                13,597,929
11/30/1999        15,055,090                13,596,955
12/31/1999        14,976,517                13,531,388
01/31/2000        14,900,278                13,487,081
02/29/2000        15,083,651                13,650,188
03/31/2000        15,307,078                13,830,012
04/30/2000        15,264,806                13,790,412
05/31/2000        15,262,467                13,784,082
06/30/2000        15,586,098                14,070,858
07/31/2000        15,729,678                14,198,585
08/31/2000        15,977,572                14,404,375
09/30/2000        16,034,043                14,494,936
10/31/2000        16,135,944                14,590,853
11/30/2000        16,451,556                14,829,427
12/31/2000        16,786,703                15,104,518
01/31/2001        17,032,309                15,351,532
02/28/2001        17,196,785                15,485,264
03/31/2001        17,266,189                15,563,003
04/30/2001        17,107,442                15,498,343
05/31/2001        17,174,199                15,591,965
06/30/2001        17,222,245                15,650,786
07/31/2001        17,819,063                16,000,687
08/31/2001        18,040,583                16,184,024
09/30/2001        18,340,232                16,372,525
10/31/2001        18,733,092                16,715,209
11/30/2001        18,466,381                16,484,726
12/31/2001        18,381,251                16,379,929
01/31/2002        18,610,020                16,512,594
02/28/2002        18,870,836                16,672,618
03/31/2002        18,500,719                16,395,254
04/30/2002        18,913,563                16,713,191
05/31/2002        19,067,304                16,855,200
06/30/2002        19,117,465                17,000,941
07/31/2002        19,225,048                17,206,083
08/31/2002        19,547,746                17,497,079
09/30/2002        19,772,785                17,779,960
10/31/2002        19,772,598                17,698,974
11/30/2002        19,847,830                17,694,268
12/31/2002        20,256,720                18,059,757
01/31/2003        20,346,652                18,075,175
02/28/2003        20,635,084                18,325,273
03/31/2003        20,678,145                18,311,153
04/30/2003        20,915,298                18,462,250
05/31/2003        21,269,171                18,806,479
06/30/2003        21,262,415                18,769,118
07/31/2003        20,465,777                18,138,162
08/31/2003        20,640,185                18,258,476
09/30/2003        21,224,519                18,741,763
10/31/2003        21,084,470                18,567,091
11/30/2003        21,133,544                18,611,489
12/31/2003        21,383,709                18,800,881
01/31/2004        21,526,905                18,952,174
02/29/2004        21,777,916                19,157,244
03/31/2004        21,960,144                19,300,838
04/30/2004        21,458,264                18,798,590
05/31/2004        21,381,503                18,723,333
06/30/2004        21,480,869                18,829,123
07/31/2004        21,710,515                19,015,782
08/31/2004        22,140,227                19,378,552
09/30/2004        22,178,261                19,431,093
10/31/2004        22,402,524                19,594,016
11/30/2004        22,326,050                19,437,731
12/31/2004        22,484,297                19,616,611
01/31/2005        22,552,171                19,739,695
02/28/2005        22,467,005                19,623,273
03/31/2005        22,416,225                19,522,398
04/30/2005        22,758,385                19,786,600
05/31/2005        23,019,279                20,000,664
06/30/2005        23,135,843                20,109,731
07/31/2005        22,953,961                19,926,815
08/31/2005        23,264,886                20,182,267
09/30/2005        23,022,705                19,974,208
10/31/2005        22,816,981                19,816,197
11/30/2005        22,901,505                19,903,883
12/31/2005        23,133,941                20,093,006
01/31/2006        23,169,396                20,094,235
02/28/2006        23,248,112                20,160,860
03/31/2006        23,012,092                19,963,060
04/30/2006        23,026,846                19,926,918
05/31/2006        22,960,228                19,905,570
06/30/2006        22,946,142                19,947,817
07/31/2006        23,304,078                20,217,500
08/31/2006        23,647,716                20,527,044
09/30/2006        23,837,026                20,707,362

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Institutional Class	3.58%	3.54%	5.38%	7.13%	8.38%
PIMCO Total Return Fund Administrative Class	3.46%	3.28%	5.12%	6.86%	8.11%
Lehman Brothers Aggregate Bond Index	3.73%	3.67%	4.81%	6.42%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	5.66%	7.03%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,035.85	$1,034.58	$1,022.91	$1,021.66
Expenses Paid During Period†	$2.19	$3.47	$2.18	$3.45

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

4	PIMCO Funds	Total Return Funds

Institutional Class	PTTRX
Administrative Class	PTRAX

Allocation Breakdown‡

U.S. Government Agencies	45.4%
Short-Term Instruments	28.5%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	3.8%
Mortgage-Backed Securities	3.0%
Other	3.9%

‡	% of Total Investments as of 09/30/2006

Portfolio Insights

»	The PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	The Fund’s above-benchmark duration for the period contributed to relative performance as intermediate and long yields fell during the six-month period.

»	An emphasis on short and intermediate maturities detracted from performance as short-term maturities underperformed longer-dated maturities.

»	Above benchmark exposure to mortgage-backed securities contributed to performance as mortgage-backed securities outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	An allocation to non-U.S. government securities detracted from returns as interest rates in the U.S. fell more than in other developed countries, as domestic economic growth began to slow during the period.

»	Exposure to foreign currencies detracted from returns as the euro, the Japanese yen and the British pound depreciated relative to the U.S. dollar.

»	A small allocation to emerging market bonds added modestly to performance as they outperformed relative to Treasuries.

»	A tactical allocation to municipal bonds detracted from performance as municipal yields lagged the movement in Treasury yields over the period.

Semiannual Report	September 30, 2006	5

PIMCO Total Return Fund II

Cumulative Returns Through September 30, 2006

                Total Return Fund II          Lehman Brothers
                Institutional Class         Aggregate Bond Index
                --------------------        --------------------
12/31/1991           5,000,000                   5,000,000
01/31/1992           4,929,716                   4,931,979
02/29/1992           4,951,937                   4,964,047
03/31/1992           4,937,873                   4,936,062
04/30/1992           4,963,257                   4,971,716
05/31/1992           5,075,312                   5,065,531
06/30/1992           5,149,979                   5,135,245
07/31/1992           5,309,040                   5,240,016
08/31/1992           5,355,136                   5,293,098
09/30/1992           5,437,041                   5,355,841
10/31/1992           5,367,337                   5,284,832
11/30/1992           5,383,727                   5,286,027
12/31/1992           5,471,600                   5,370,083
01/31/1993           5,579,371                   5,473,060
02/28/1993           5,705,377                   5,568,868
03/31/1993           5,719,997                   5,592,073
04/30/1993           5,793,075                   5,631,013
05/31/1993           5,790,801                   5,638,183
06/30/1993           5,920,354                   5,740,365
07/31/1993           5,952,711                   5,772,831
08/31/1993           6,070,915                   5,874,017
09/30/1993           6,093,002                   5,890,150
10/31/1993           6,109,820                   5,912,160
11/30/1993           6,049,436                   5,861,866
12/31/1993           6,067,802                   5,893,636
01/31/1994           6,149,761                   5,973,210
02/28/1994           6,050,676                   5,869,435
03/31/1994           5,910,178                   5,724,729
04/30/1994           5,870,870                   5,679,016
05/31/1994           5,858,460                   5,678,219
06/30/1994           5,845,104                   5,665,671
07/31/1994           5,977,463                   5,778,209
08/31/1994           5,984,657                   5,785,380
09/30/1994           5,896,835                   5,700,229
10/31/1994           5,889,838                   5,695,150
11/30/1994           5,888,896                   5,682,502
12/31/1994           5,933,421                   5,721,741
01/31/1995           6,043,232                   5,834,977
02/28/1995           6,182,752                   5,973,708
03/31/1995           6,223,522                   6,010,358
04/30/1995           6,299,808                   6,094,313
05/31/1995           6,523,923                   6,330,146
06/30/1995           6,551,569                   6,376,556
07/31/1995           6,507,691                   6,362,315
08/31/1995           6,628,805                   6,439,100
09/30/1995           6,717,353                   6,501,743
10/31/1995           6,829,613                   6,586,296
11/30/1995           6,952,671                   6,684,992
12/31/1995           7,059,284                   6,778,807
01/31/1996           7,096,875                   6,823,822
02/29/1996           6,956,380                   6,705,209
03/31/1996           6,882,877                   6,658,600
04/30/1996           6,829,282                   6,621,153
05/31/1996           6,805,776                   6,607,708
06/30/1996           6,917,299                   6,696,445
07/31/1996           6,933,266                   6,714,769
08/31/1996           6,916,233                   6,703,516
09/30/1996           7,079,837                   6,820,337
10/31/1996           7,268,469                   6,971,417
11/30/1996           7,416,019                   7,090,828
12/31/1996           7,331,446                   7,024,898
01/31/1997           7,372,632                   7,046,410
02/28/1997           7,387,727                   7,063,938
03/31/1997           7,305,831                   6,985,659
04/30/1997           7,418,069                   7,090,230
05/31/1997           7,488,383                   7,157,255
06/30/1997           7,571,276                   7,242,207
07/31/1997           7,808,619                   7,437,506
08/31/1997           7,730,081                   7,374,066
09/30/1997           7,837,156                   7,482,820
10/31/1997           7,950,092                   7,591,375
11/30/1997           7,972,129                   7,626,332
12/31/1997           8,063,867                   7,703,117
01/31/1998           8,181,882                   7,802,012
02/28/1998           8,157,419                   7,795,787
03/31/1998           8,181,806                   7,822,926
04/30/1998           8,222,040                   7,863,759
05/31/1998           8,310,019                   7,938,353
06/30/1998           8,398,686                   8,005,677
07/31/1998           8,417,371                   8,022,707
08/31/1998           8,634,608                   8,153,272
09/30/1998           8,863,669                   8,344,189
10/31/1998           8,784,161                   8,300,070
11/30/1998           8,790,237                   8,347,177
12/31/1998           8,840,354                   8,372,274
01/31/1999           8,895,775                   8,432,029
02/28/1999           8,717,208                   8,284,832
03/31/1999           8,791,829                   8,330,744
04/30/1999           8,826,341                   8,357,136
05/31/1999           8,716,487                   8,283,936
06/30/1999           8,686,621                   8,257,544
07/31/1999           8,640,505                   8,222,388
08/31/1999           8,645,072                   8,218,287
09/30/1999           8,749,143                   8,313,614
10/31/1999           8,774,371                   8,344,288
11/30/1999           8,789,718                   8,343,691
12/31/1999           8,745,555                   8,303,456
01/31/2000           8,714,587                   8,276,267
02/29/2000           8,804,572                   8,376,357
03/31/2000           8,919,699                   8,486,705
04/30/2000           8,885,298                   8,462,404
05/31/2000           8,910,528                   8,458,520
06/30/2000           9,090,806                   8,634,499
07/31/2000           9,163,246                   8,712,877
08/31/2000           9,307,790                   8,839,159
09/30/2000           9,348,802                   8,894,732
10/31/2000           9,424,027                   8,953,590
11/30/2000           9,600,448                   9,099,990
12/31/2000           9,776,445                   9,268,798
01/31/2001           9,910,018                   9,420,376
02/28/2001          10,026,066                   9,502,440
03/31/2001          10,081,188                   9,550,144
04/30/2001          10,013,145                   9,510,466
05/31/2001          10,086,569                   9,567,917
06/30/2001          10,116,284                   9,604,012
07/31/2001          10,445,858                   9,818,726
08/31/2001          10,560,283                   9,931,230
09/30/2001          10,773,561                  10,046,903
10/31/2001          10,983,184                  10,257,189
11/30/2001          10,790,745                  10,115,754
12/31/2001          10,721,689                  10,051,446
01/31/2002          10,838,381                  10,132,855
02/28/2002          10,976,514                  10,231,053
03/31/2002          10,776,690                  10,060,851
04/30/2002          10,983,213                  10,255,951
05/31/2002          11,066,630                  10,343,093
06/30/2002          11,104,723                  10,432,527
07/31/2002          11,165,939                  10,558,411
08/31/2002          11,402,046                  10,736,978
09/30/2002          11,565,158                  10,910,567
10/31/2002          11,527,600                  10,860,870
11/30/2002          11,590,753                  10,857,982
12/31/2002          11,785,596                  11,082,263
01/31/2003          11,830,715                  11,091,724
02/28/2003          11,989,629                  11,245,195
03/31/2003          11,987,106                  11,236,530
04/30/2003          12,112,671                  11,329,250
05/31/2003          12,353,333                  11,540,484
06/30/2003          12,332,087                  11,517,558
07/31/2003          11,843,980                  11,130,375
08/31/2003          11,942,026                  11,204,205
09/30/2003          12,284,178                  11,500,771
10/31/2003          12,200,028                  11,393,585
11/30/2003          12,217,121                  11,420,830
12/31/2003          12,360,679                  11,537,049
01/31/2004          12,444,573                  11,629,889
02/29/2004          12,573,506                  11,755,729
03/31/2004          12,671,644                  11,843,844
04/30/2004          12,370,830                  11,535,643
05/31/2004          12,346,289                  11,489,462
06/30/2004          12,430,632                  11,554,379
07/31/2004          12,556,225                  11,668,922
08/31/2004          12,787,867                  11,891,533
09/30/2004          12,819,561                  11,923,775
10/31/2004          12,904,393                  12,023,752
11/30/2004          12,788,096                  11,927,848
12/31/2004          12,882,252                  12,037,617
01/31/2005          12,893,915                  12,113,147
02/28/2005          12,817,782                  12,041,705
03/31/2005          12,798,399                  11,979,803
04/30/2005          13,002,048                  12,141,929
05/31/2005          13,143,047                  12,273,289
06/30/2005          13,212,713                  12,340,217
07/31/2005          13,074,861                  12,227,972
08/31/2005          13,247,867                  12,384,728
09/30/2005          13,101,711                  12,257,054
10/31/2005          12,977,990                  12,160,091
11/30/2005          13,026,778                  12,213,900
12/31/2005          13,151,340                  12,329,954
01/31/2006          13,171,872                  12,330,708
02/28/2006          13,219,725                  12,371,592
03/31/2006          13,088,925                  12,250,213
04/30/2006          13,098,332                  12,228,035
05/31/2006          13,044,151                  12,214,935
06/30/2006          13,047,212                  12,240,860
07/31/2006          13,249,416                  12,406,349
08/31/2006          13,440,077                  12,596,299
09/30/2006          13,537,492                  12,706,950

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)**
PIMCO Total Return Fund II Institutional Class	3.43%	3.33%	4.67%	6.69%	6.99%
PIMCO Total Return Fund II Administrative Class	3.30%	3.07%	4.41%	6.43%	6.72%
Lehman Brothers Aggregate Bond Index	3.73%	3.67%	4.81%	6.42%	6.53%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	5.66%	6.14%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,034.27	$1,032.99	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.55	$3.82	$2.54	$3.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class	PMBIX
Administrative Class	PRADX

Allocation Breakdown*

U.S. Government Agencies	52.9%
Short-Term Instruments	35.1%
Corporate Bonds & Notes	5.7%
Mortgage-Backed Securities	1.9%
U.S. Treasury Obligations	1.8%
Other	2.6%

*	% of Total Investments as of 09/30/2006

Portfolio Insights

»	The PIMCO Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

»	The Fund’s above-benchmark duration for the period contributed to relative performance as intermediate and long yields fell during the six-month period.

»	An emphasis on short and intermediate maturities detracted from performance as short-term maturities underperformed longer-dated maturities.

»	Above benchmark exposure to mortgage-backed securities contributed to performance as mortgage-backed securities outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	A tactical allocation to municipal bonds detracted from performance as municipal yields lagged the movement in Treasury yields over the period.

Semiannual Report	September 30, 2006	7

PIMCO Total Return Fund III

Cumulative Returns Through September 30, 2006

                   Total Return Fund III             Lehman Brothers
                    Institutional Class            Aggregate Bond Index
                   ---------------------           --------------------
04/30/1991               5,000,000                       5,000,000
05/31/1991               5,024,573                       5,029,239
06/30/1991               5,011,360                       5,026,682
07/31/1991               5,091,347                       5,096,389
08/31/1991               5,231,902                       5,206,675
09/30/1991               5,362,299                       5,312,180
10/31/1991               5,419,024                       5,371,326
11/30/1991               5,475,902                       5,420,576
12/31/1991               5,687,512                       5,581,558
01/31/1992               5,605,239                       5,505,625
02/29/1992               5,649,578                       5,541,424
03/31/1992               5,621,306                       5,510,184
04/30/1992               5,643,874                       5,549,984
05/31/1992               5,752,958                       5,654,712
06/30/1992               5,844,833                       5,732,534
07/31/1992               6,028,857                       5,849,491
08/31/1992               6,069,916                       5,908,747
09/30/1992               6,112,922                       5,978,788
10/31/1992               6,061,053                       5,899,520
11/30/1992               6,110,005                       5,900,854
12/31/1992               6,200,947                       5,994,686
01/31/1993               6,262,534                       6,109,641
02/28/1993               6,404,215                       6,216,592
03/31/1993               6,434,449                       6,242,496
04/30/1993               6,497,518                       6,285,965
05/31/1993               6,501,189                       6,293,970
06/30/1993               6,644,496                       6,408,036
07/31/1993               6,697,102                       6,444,279
08/31/1993               6,880,114                       6,557,233
09/30/1993               6,894,099                       6,575,243
10/31/1993               6,957,037                       6,599,813
11/30/1993               6,917,372                       6,543,670
12/31/1993               6,984,685                       6,579,135
01/31/1994               7,060,374                       6,667,964
02/28/1994               6,937,795                       6,552,119
03/31/1994               6,797,242                       6,390,581
04/30/1994               6,731,751                       6,339,552
05/31/1994               6,676,376                       6,338,662
06/30/1994               6,681,328                       6,324,654
07/31/1994               6,815,349                       6,450,282
08/31/1994               6,830,651                       6,458,287
09/30/1994               6,760,588                       6,363,232
10/31/1994               6,777,181                       6,357,562
11/30/1994               6,726,341                       6,343,443
12/31/1994               6,745,188                       6,387,246
01/31/1995               6,870,185                       6,513,652
02/28/1995               7,076,265                       6,668,520
03/31/1995               7,131,606                       6,709,432
04/30/1995               7,251,354                       6,803,153
05/31/1995               7,479,227                       7,066,416
06/30/1995               7,468,982                       7,118,224
07/31/1995               7,469,280                       7,102,326
08/31/1995               7,577,254                       7,188,042
09/30/1995               7,661,664                       7,257,971
10/31/1995               7,778,032                       7,352,359
11/30/1995               7,920,241                       7,462,534
12/31/1995               8,042,735                       7,567,261
01/31/1996               8,110,490                       7,617,512
02/29/1996               7,917,045                       7,485,103
03/31/1996               7,848,991                       7,433,072
04/30/1996               7,813,232                       7,391,271
05/31/1996               7,795,663                       7,376,262
06/30/1996               7,938,312                       7,475,319
07/31/1996               7,953,817                       7,495,775
08/31/1996               7,937,131                       7,483,213
09/30/1996               8,134,267                       7,613,621
10/31/1996               8,353,533                       7,782,274
11/30/1996               8,530,260                       7,915,573
12/31/1996               8,415,107                       7,841,975
01/31/1997               8,452,273                       7,865,989
02/28/1997               8,465,767                       7,885,556
03/31/1997               8,379,284                       7,798,172
04/30/1997               8,523,528                       7,914,906
05/31/1997               8,625,020                       7,989,727
06/30/1997               8,714,471                       8,084,560
07/31/1997               8,945,988                       8,302,575
08/31/1997               8,888,809                       8,231,756
09/30/1997               9,006,608                       8,353,160
10/31/1997               9,140,798                       8,474,341
11/30/1997               9,172,684                       8,513,363
12/31/1997               9,274,215                       8,599,079
01/31/1998               9,418,706                       8,709,477
02/28/1998               9,404,616                       8,702,528
03/31/1998               9,436,938                       8,732,823
04/30/1998               9,472,905                       8,778,405
05/31/1998               9,559,386                       8,861,676
06/30/1998               9,655,888                       8,936,830
07/31/1998               9,697,309                       8,955,841
08/31/1998               9,843,713                       9,101,592
09/30/1998              10,148,628                       9,314,715
10/31/1998              10,097,948                       9,265,464
11/30/1998              10,154,614                       9,318,050
12/31/1998              10,237,306                       9,346,067
01/31/1999              10,291,019                       9,412,772
02/28/1999              10,083,482                       9,248,455
03/31/1999              10,210,751                       9,299,706
04/30/1999              10,264,484                       9,329,168
05/31/1999              10,112,792                       9,247,454
06/30/1999              10,098,298                       9,217,993
07/31/1999              10,060,554                       9,178,748
08/31/1999              10,064,068                       9,174,170
09/30/1999              10,149,144                       9,280,584
10/31/1999              10,190,083                       9,314,826
11/30/1999              10,208,038                       9,314,159
12/31/1999              10,139,938                       9,269,244
01/31/2000               9,971,148                       9,238,894
02/29/2000              10,081,292                       9,350,625
03/31/2000              10,244,449                       9,473,807
04/30/2000              10,191,835                       9,446,680
05/31/2000              10,178,995                       9,442,344
06/30/2000              10,404,668                       9,638,791
07/31/2000              10,480,599                       9,726,286
08/31/2000              10,659,083                       9,867,257
09/30/2000              10,682,050                       9,929,292
10/31/2000              10,727,050                       9,994,997
11/30/2000              10,921,300                      10,158,425
12/31/2000              11,164,751                      10,346,867
01/31/2001              11,321,486                      10,516,076
02/28/2001              11,425,133                      10,607,684
03/31/2001              11,489,223                      10,660,937
04/30/2001              11,393,743                      10,616,644
05/31/2001              11,461,186                      10,680,777
06/30/2001              11,468,986                      10,721,070
07/31/2001              11,853,724                      10,960,758
08/31/2001              12,026,516                      11,086,348
09/30/2001              12,240,207                      11,215,474
10/31/2001              12,486,006                      11,450,219
11/30/2001              12,300,855                      11,292,334
12/31/2001              12,278,725                      11,220,546
01/31/2002              12,430,837                      11,311,424
02/28/2002              12,584,616                      11,421,043
03/31/2002              12,381,176                      11,231,045
04/30/2002              12,659,147                      11,448,837
05/31/2002              12,714,942                      11,546,116
06/30/2002              12,720,258                      11,645,951
07/31/2002              12,704,341                      11,786,477
08/31/2002              12,986,535                      11,985,814
09/30/2002              13,057,941                      12,179,593
10/31/2002              13,117,670                      12,124,116
11/30/2002              13,226,784                      12,120,892
12/31/2002              13,505,002                      12,371,259
01/31/2003              13,614,027                      12,381,821
02/28/2003              13,815,542                      12,553,142
03/31/2003              13,891,888                      12,543,470
04/30/2003              14,086,195                      12,646,974
05/31/2003              14,334,209                      12,882,777
06/30/2003              14,339,570                      12,857,184
07/31/2003              13,818,429                      12,424,968
08/31/2003              13,947,294                      12,507,385
09/30/2003              14,276,499                      12,838,445
10/31/2003              14,197,286                      12,718,792
11/30/2003              14,230,601                      12,749,205
12/31/2003              14,364,042                      12,878,942
01/31/2004              14,465,109                      12,982,581
02/29/2004              14,627,933                      13,123,057
03/31/2004              14,737,170                      13,221,422
04/30/2004              14,425,111                      12,877,373
05/31/2004              14,390,087                      12,825,820
06/30/2004              14,461,084                      12,898,288
07/31/2004              14,599,923                      13,026,153
08/31/2004              14,888,656                      13,274,657
09/30/2004              14,928,773                      13,310,648
10/31/2004              15,082,194                      13,422,254
11/30/2004              15,003,820                      13,315,195
12/31/2004              15,147,166                      13,437,732
01/31/2005              15,179,318                      13,522,047
02/28/2005              15,138,663                      13,442,295
03/31/2005              15,100,822                      13,373,194
04/30/2005              15,325,156                      13,554,177
05/31/2005              15,472,120                      13,700,815
06/30/2005              15,555,648                      13,775,528
07/31/2005              15,425,671                      13,650,227
08/31/2005              15,623,252                      13,825,216
09/30/2005              15,467,544                      13,682,692
10/31/2005              15,321,443                      13,574,452
11/30/2005              15,376,859                      13,634,519
12/31/2005              15,533,620                      13,764,071
01/31/2006              15,568,251                      13,764,913
02/28/2006              15,620,708                      13,810,553
03/31/2006              15,448,073                      13,675,056
04/30/2006              15,468,817                      13,650,298
05/31/2006              15,423,989                      13,635,674
06/30/2006              15,416,866                      13,664,614
07/31/2006              15,647,622                      13,849,352
08/31/2006              15,877,969                      14,061,395
09/30/2006              15,992,205                      14,184,916

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)**
PIMCO Total Return Fund III Institutional Class	3.52%	3.39%	5.49%	6.99%	7.83%
PIMCO Total Return Fund III Administrative Class	3.40%	3.14%	5.22%	6.71%	7.56%
Lehman Brothers Aggregate Bond Index	3.73%	3.67%	4.81%	6.42%	7.00%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	5.66%	6.72%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/01/91. Index comparisons began on 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,035.23	$1,033.97	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.55	$3.82	$2.54	$3.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class	PTSAX
Administrative Class	PRFAX

Allocation Breakdown*

U.S. Government Agencies	46.7%
Short-Term Instruments	36.8%
Corporate Bonds & Notes	8.9%
Mortgage-Backed Securities	2.4%
Other	5.2%

*	% of Total Investments as of 09/30/2006

Portfolio Insights

»	The PIMCO Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

»	The Fund’s above-benchmark duration for the period contributed to relative performance as intermediate and long yields fell during the six-month period.

»	An emphasis on short and intermediate maturities detracted from performance as short-term maturities underperformed longer-dated maturities.

»	Above benchmark exposure to mortgage-backed securities contributed to relative performance as mortgage-backed securities outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

»	An allocation to non-U.S. government securities detracted from returns as interest rates in the U.S. fell more than in other developed countries, as domestic economic growth began to slow during the period.

»	Exposure to foreign currencies detracted from returns as the euro, the Japanese yen and the British pound depreciated relative to the U.S. dollar.

»	A small allocation to emerging market bonds added modestly to performance, as they outperformed relative to Treasuries.

»	A tactical allocation to municipal bonds detracted from performance as municipal yields lagged the movement in Treasury yields over the period.

Semiannual Report	September 30, 2006	9

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Institutional Class
09/30/2006+	$10.33	$0.24	$0.12	$0.36	$(0.24)	$0.00
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)
03/31/2004	10.79	0.30	0.35	0.65	(0.32)	(0.18)
03/31/2003	10.41	0.45	0.74	1.19	(0.46)	(0.35)
03/31/2002	10.52	0.55	0.19	0.74	(0.55)	(0.30)
Administrative Class
09/30/2006+	$10.33	$0.23	$0.12	$0.35	$(0.23)	$0.00
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.41	0.75	1.16	(0.43)	(0.35)
03/31/2002	10.52	0.51	0.20	0.71	(0.52)	(0.30)

Total Return Fund II
Institutional Class
09/30/2006+	$9.82	$0.24	$0.09	$0.33	$(0.24)	$0.00
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)
03/31/2004	10.36	0.25	0.33	0.58	(0.28)	(0.14)
03/31/2003	10.10	0.39	0.71	1.10	(0.40)	(0.44)
03/31/2002	10.27	0.48	0.21	0.69	(0.48)	(0.38)
Administrative Class
09/30/2006+	$9.82	$0.23	$0.09	$0.32	$(0.23)	$0.00
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)
03/31/2003	10.10	0.36	0.72	1.08	(0.38)	(0.44)
03/31/2002	10.27	0.45	0.21	0.66	(0.45)	(0.38)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

10	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$10.45	3.58%	$58,876,810	0.43	%*	0.43	%*	4.71	%*	137%
0.00	(0.52)	10.33	2.66	56,563,888	0.43		0.43		4.09		325
0.00	(0.60)	10.57	2.07	47,998,758	0.43		0.43		2.41		470
0.00	(0.50)	10.94	6.20	43,723,208	0.43		0.43		2.70		273
0.00	(0.81)	10.79	11.77	41,178,760	0.43		0.43		4.16		234
0.00	(0.85)	10.41	7.15	35,230,781	0.43		0.43		5.14		445

$0.00	$(0.23)	$10.45	3.46%	$19,546,827	0.68	%*	0.68	%*	4.46	%*	137%
(0.02)	(0.49)	10.33	2.40	18,926,644	0.68		0.68		3.83		325
0.00	(0.57)	10.57	1.82	17,292,644	0.68		0.68		2.16		470
0.00	(0.47)	10.94	5.93	16,367,285	0.68		0.68		2.46		273
0.00	(0.78)	10.79	11.48	16,109,374	0.68		0.68		3.85		234
0.00	(0.82)	10.41	6.89	8,900,453	0.68		0.68		4.83		445

$0.00	$(0.24)	$9.91	3.43%	$2,000,238	0.50	%*	0.50	%*	4.84	%*	92%
0.00	(0.42)	9.82	2.27	2,029,962	0.50		0.50		4.10		354
0.00	(0.60)	10.02	0.99	2,278,849	0.50		0.50		2.37		330
0.00	(0.42)	10.52	5.71	2,335,828	0.50		0.50		2.40		262
0.00	(0.84)	10.36	11.23	2,186,008	0.50		0.50		3.73		222
0.00	(0.86)	10.10	6.89	1,775,255	0.50		0.50		4.60		473

$0.00	$(0.23)	$9.91	3.30%	$101,861	0.75	%*	0.75	%*	4.59	%*	92%
0.00	(0.40)	9.82	2.01	102,406	0.75		0.75		3.84		354
0.00	(0.57)	10.02	0.75	115,674	0.75		0.75		2.11		330
0.00	(0.40)	10.52	5.45	114,148	0.75		0.75		2.16		262
0.00	(0.82)	10.36	10.96	133,732	0.75		0.75		3.48		222
0.00	(0.83)	10.10	6.64	111,068	0.75		0.75		4.30		473

Semiannual Report	September 30, 2006	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income

Total Return Fund III
Institutional Class
09/30/2006+	$9.13	$0.20	$0.12	$0.32	$(0.21)
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)
03/31/2005	9.64	0.23	0.00	0.23	(0.23)
03/31/2004	9.57	0.26	0.31	0.57	(0.29)
03/31/2003	9.24	0.43	0.66	1.09	(0.43)
03/31/2002	9.19	0.51	0.19	0.70	(0.51)
Administrative Class
09/30/2006+	$9.13	$0.19	$0.12	$0.31	$(0.20)
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)
03/31/2005	9.64	0.21	0.00	0.21	(0.21)
03/31/2004	9.57	0.25	0.29	0.54	(0.26)
03/31/2003	9.24	0.40	0.66	1.06	(0.40)
03/31/2002	9.19	0.50	0.17	0.67	(0.48)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

12	PIMCO Funds	Total Return Funds	See Accompanying Notes

Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.21)	$9.24	3.52%	$1,834,855	0.50	%*	0.50	%*	4.43	%*	104%
(0.06)	(0.45)	9.13	2.30	1,853,808	0.50		0.50		4.09		275
(0.28)	(0.51)	9.36	2.46	1,513,513	0.50		0.50		2.38		368
(0.21)	(0.50)	9.64	6.08	1,320,459	0.50		0.50		2.74		180
(0.33)	(0.76)	9.57	12.20	982,838	0.50		0.50		4.50		221
(0.14)	(0.65)	9.24	7.76	844,807	0.50		0.50		5.39		449

$0.00	$(0.20)	$9.24	3.40%	$16,505	0.75	%*	0.75	%*	4.18	%*	104%
(0.06)	(0.42)	9.13	2.05	16,333	0.75		0.75		3.85		275
(0.28)	(0.49)	9.36	2.21	10,357	0.75		0.75		2.21		368
(0.21)	(0.47)	9.64	5.82	4,776	0.75		0.75		2.54		180
(0.33)	(0.73)	9.57	11.93	4,630	0.75		0.75		4.22		221
(0.14)	(0.62)	9.24	7.42	1,167	0.75		0.75		5.34		449

Semiannual Report	September 30, 2006	13

Statements of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$111,439,321	$2,226,226	$1,993,039
Cash	32,659	1	9
Foreign currency, at value	161,315	0	2,988
Receivable for investments sold	2,938,353	396	311
Receivable for Fund shares sold	257,269	2,227	335
Interest and dividends receivable	430,978	8,198	6,840
Variation margin receivable	7,756	1,283	1,126
Swap premiums paid	157,846	21	1,609
Unrealized appreciation on forward foreign currency contracts	48,195	0	2,734
Unrealized appreciation on swap agreements	211,178	2,084	4,360
	115,684,870	2,240,436	2,013,351
Liabilities:
Payable for investments purchased	16,213,532	116,394	127,961
Payable for investments purchased on a delayed-delivery basis	408,266	0	7,032
Payable for Fund shares redeemed	332,592	2,901	2,379
Dividends payable	52,144	535	750
Written options outstanding	585,898	13,726	14,335
Accrued investment advisory fee	20,543	442	394
Accrued administration fee	17,873	442	394
Accrued distribution fee	6,258	18	4
Accrued servicing fee	4,009	0	0
Variation margin payable	51,619	1,691	1,568
Swap premium received	266,573	2,111	4,903
Unrealized depreciation on forward foreign currency contracts	88,448	0	1,921
Unrealized depreciation on swap agreements	52,309	77	350
	18,100,064	138,337	161,991
Net Assets	$97,584,806	$2,102,099	$1,851,360
Net Assets Consist of:
Paid in capital	$98,266,495	$2,154,944	$1,866,575
(Overdistributed) net investment income	(149,406)	(1,371)	(7,910)
Accumulated undistributed net realized gain (loss)	(351,958)	(35,809)	(1,172)
Net unrealized appreciation (depreciation)	(180,325)	(15,665)	(6,133)
	$97,584,806	$2,102,099	$1,851,360
Net Assets:
Institutional Class	$58,876,810	$2,000,238	$1,834,855
Administrative Class	19,546,827	101,861	16,505
Other Classes	19,161,169	0	0
Shares Issued and Outstanding:
Institutional Class	5,634,828	201,771	198,597
Administrative Class	1,870,737	10,275	1,786
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.45	$9.91	$9.24
Administrative Class	10.45	9.91	9.24
Cost of Investments Owned	$111,374,616	$2,234,386	$1,997,880
Cost of Foreign Currency Held	$161,513	$0	$2,991
Premiums Received on Written Options	$356,541	$8,320	$8,480

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited)	Total Return Fund	Total Return Fund II	Total Return Fund III
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$2,431,259	$54,775	$45,327
Dividends, net of foreign taxes*	1,187	554	609
Miscellaneous income	650	0	24
Total Income	2,433,096	55,329	45,960

Expenses:
Investment advisory fees	117,672	2,574	2,319
Administration fees	102,240	2,574	2,318
Distribution and/or servicing fees - Administrative Class	23,700	125	20
Distribution and/or servicing fees - Other Classes	37,720	0	0
Trustees’ fees	102	2	2
Interest expense	0	2	0
Miscellaneous expense	81	2	2
Total Expenses	281,515	5,279	4,661

Net Investment Income	2,151,581	50,050	41,299

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(138,877)	(4,422)	(3,648)
Net realized (loss) on futures contracts, options and swaps	(442,649)	(3,061)	(249)
Net realized gain on foreign currency transactions	365,918	0	6,867
Net change in unrealized appreciation (depreciation) on investments	1,104,009	23,555	19,654
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	353,624	4,772	6,356
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(79,249)	0	(4,186)
Net Gain	1,162,776	20,844	24,794

Net Increase in Net Assets Resulting from Operations	$3,314,357	$70,894	$66,093

*Includes foreign tax withholding of $2, $0, and $0, respectively.

See Accompanying Notes	Semiannual Report	September 30, 2006	15

Statements of Changes in Net Assets

	Total Return Fund
(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,151,581	$3,466,319
Net realized gain (loss)	(215,608)	62,853
Net change in unrealized appreciation (depreciation)	1,378,384	(1,607,729)
Net increase resulting from operations	3,314,357	1,921,443

Distributions to Shareholders:
From net investment income
Institutional Class	(1,358,097)	(2,115,208)
Administrative Class	(428,696)	(689,236)
Other Classes	(379,425)	(577,499)
From net realized capital gains
Institutional Class	0	(427,930)
Administrative Class	0	(145,065)
Other Classes	0	(137,897)
Tax basis return of capital
Institutional Class	0	(81,065)
Administrative Class	0	(28,263)
Other Classes	0	(26,442)

Total Distributions	(2,166,218)	(4,228,605)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	6,490,483	16,690,048
Administrative Class	2,388,723	5,808,584
Other Classes	3,217,012	6,939,008
Issued as reinvestment of distributions
Institutional Class	1,214,492	2,361,725
Administrative Class	372,954	741,582
Other Classes	283,361	541,750
Cost of shares redeemed
Institutional Class	(6,082,113)	(9,088,936)
Administrative Class	(2,373,766)	(4,447,016)
Other Classes	(2,613,021)	(5,095,644)
Net increase (decrease) resulting from Fund share transactions	2,898,125	14,451,101

Fund Redemption Fee	549	771

Total Increase (Decrease) in Net Assets	4,046,813	12,144,710

Net Assets:
Beginning of period	93,537,993	81,393,283
End of period*	$97,584,806	$93,537,993

*Including (overdistributed) net investment income of:	$(149,406)	$(134,769)

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Total Return Fund II		Total Return Fund III
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$50,050	$92,634	$41,299	$70,497
(7,483)	(4,700)	2,970	(2,196)
28,327	(34,087)	21,824	(34,196)
70,894	53,847	66,093	34,105

(48,461)	(89,628)	(41,949)	(69,677)
(2,356)	(4,501)	(343)	(556)
0	0	0	0

0	(997)	0	(10,900)
0	(55)	0	(99)
0	0	0	0

0	(783)	0	(1,474)
0	(42)	0	(12)
0	0	0	0

(50,817)	(96,006)	(42,292)	(82,718)

200,019	567,954	249,186	674,809
8,725	25,954	1,905	8,955
0	0	0	0

45,264	83,529	37,616	73,364
2,347	4,591	309	625
0	0	0	0

(294,109)	(860,294)	(329,358)	(359,746)
(12,593)	(41,735)	(2,241)	(3,125)
0	0	0	0
(50,347)	(220,001)	(42,583)	394,882

1	5	1	2

(30,269)	(262,155)	(18,781)	346,271

2,132,368	2,394,523	1,870,141	1,523,870
$2,102,099	$2,132,368	$1,851,360	$1,870,141

$(1,371)	$(604)	$(7,910)	$(6,917)

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $154,139) (g)		$154,348	0.2%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.654% due 11/24/2008 - 08/15/2013	$180,100	180,326	0.2%

General Electric Capital Corp.
4.250% - 8.125% due 06/22/2007 - 05/05/2026	1,703,152	1,706,557	1.7%

HBOS Treasury Services PLC
5.547% due 07/17/2009	39,000	39,038	0.0%

Unicredito Italiano NY
5.360% - 5.398% due 09/11/2007 - 12/03/2007	67,000	67,026	0.1%

Other Banking & Finance (g)		10,734,587	11.0%

Total Banking & Finance		12,727,534	13.0%

INDUSTRIALS
Total Industrials (g)		3,024,790	3.1%

UTILITIES
Total Utilities (g)		1,417,095	1.5%

Total Corporate Bonds & Notes (Cost $17,057,331)		17,169,419	17.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $800,601) (g)		879,055	0.9%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	1,027,358	988,140	1.0%
5.000% due 10/01/2036	4,273,659	4,108,054	4.2%
5.000% due 11/01/2036	1,943,000	1,867,103	1.9%
5.500% due 04/01/2034	830,950	821,145	0.9%
5.500% due 05/01/2034	2,246,787	2,220,311	2.3%
5.500% due 09/01/2034	1,324,663	1,307,987	1.3%
5.500% due 11/01/2034	1,500,137	1,481,253	1.5%
5.500% due 12/01/2034	392,482	387,541	0.4%
5.500% due 01/01/2035	1,386,095	1,368,391	1.4%
5.500% due 02/01/2035	2,968,285	2,930,228	3.0%
5.500% due 03/01/2035	1,405,234	1,385,923	1.4%
5.500% due 04/01/2035	1,439,923	1,419,933	1.5%
5.500% due 05/01/2035	1,214,615	1,197,659	1.2%
5.500% due 06/01/2035	1,053,326	1,038,589	1.1%
5.500% due 07/01/2035	873,367	861,160	0.9%
5.500% due 08/01/2035	783,969	772,995	0.8%
5.500% due 09/01/2035	827,343	815,761	0.8%
5.500% due 10/01/2035	624,949	616,201	0.6%
5.500% due 01/01/2036	2,068,126	2,039,172	2.1%
5.500% due 04/01/2036	1,117,831	1,101,715	1.1%
5.500% due 05/01/2036	1,339,162	1,319,814	1.4%
5.500% due 06/01/2036	1,294,788	1,276,079	1.3%
5.500% due 10/01/2036	5,479,113	5,398,646	5.5%
6.000% due 10/01/2036	515,900	518,319	0.5%
0.000% - 1122.425% due 01/01/2007 - 01/25/2048 (a)(b)(e)	10,550,679	10,425,185	10.7%

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
Freddie Mac
3.500% - 1007.500% due 01/01/2007 - 02/25/2045		$2,044,450	$2,052,908	2.1%

Other U.S. Government Agencies (g)			847,729	0.9%

Total U.S. Government Agencies (Cost $50,847,487)			50,567,941	51.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		756,561	768,974	0.8%
3.625% - 4.250% due 01/15/2010 - 04/15/2028		305,481	378,421	0.4%

U.S. Treasury Notes
3.000% due 02/15/2008		45	44	0.0%
4.500% due 09/30/2011		1,000,000	996,485	1.0%

Total U.S. Treasury Obligations (Cost $2,186,880)			2,143,924	2.2%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,355,822) (g)			3,342,847	3.4%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $4,220,890) (g)			4,196,893	4.3%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $243,665) (g)			267,646	0.3%

FOREIGN CURRENCY-DENOMINATED ISSUES
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	12,824	0.0%

Other Foreign Currency-Denominated Issues (g)			430,023	0.5%

Total Foreign Currency-Denominated Issues (Cost $366,568)			442,847	0.5%

PREFERRED STOCKS
Total Preferred Stocks (Cost $40,566) (g)			40,446	0.0%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,940	0.6%

Citibank New York N.A.
5.300% - 5.460% due 10/27/2006 - 12/28/2006		1,699,400	1,699,400	1.7%

Unicredito Italiano NY
5.350% - 5.485% due 10/10/2006 - 03/01/2007		1,203,000	1,203,001	1.2%

Other Certificates of Deposit (g)			79,006	0.1%

Total Certificates of Deposit			3,538,347	3.6%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.240% - 5.265% due 10/02/2006 - 01/08/2007		805,570	799,434	0.8%

Bank of America Corp.
5.235% - 5.385% due 10/10/2006 - 01/12/2007		838,800	830,920	0.8%

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
CBA (de) Finance
5.240% - 5.260% due 10/18/2006 - 12/18/2006	$547,700	$545,602	0.5%

Citigroup Funding, Inc.
5.255% - 5.290% due 10/18/2006 - 12/19/2006	681,900	676,562	0.7%

Danske Corp.
5.250% - 5.400% due 10/02/2006 - 01/18/2007	480,473	476,524	0.5%

Fannie Mae
5.063% - 5.310% due 10/11/2006 - 01/10/2007	152,298	151,266	0.2%

Freddie Mac
4.894% - 5.403% due 10/02/2006 - 02/06/2007	110,774	110,335	0.1%

General Electric Capital Corp.
5.240% - 5.370% due 10/10/2006 - 01/18/2007	1,041,000	1,026,158	1.0%

HBOS Treasury Services PLC
5.230% - 5.380% due 10/05/2006 - 01/29/2007	1,005,117	1,000,819	1.0%

Rabobank USA Financial Corp.
5.270% - 5.360% due 10/02/2006 - 10/03/2006	1,141,700	1,141,698	1.2%

Societe Generale N.A.
5.245% - 5.380% due 10/10/2006 - 01/31/2007	1,221,900	1,219,997	1.3%

UBS Finance Delaware LLC
5.205% - 5.380% due 10/02/2006 - 01/26/2007	2,027,300	2,004,874	2.1%

Wells Fargo Bank N.A.
5.260% - 5.270% due 10/03/2006 - 11/03/2006	1,160,100	1,160,100	1.2%

Westpac Capital Corp.
5.250% - 5.380% due 10/11/2006 - 01/18/2007	516,900	511,061	0.5%

Westpac Trust Securities NZ Ltd.
5.235% - 5.380% due 10/11/2006 - 12/28/2006	587,600	585,829	0.6%

Other Commercial Paper (g)		4,181,615	4.3%

Total Commercial Paper		16,422,794	16.8%

REPURCHASE AGREEMENTS
Credit Suisse First Boston
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.500% due 02/15/2009 - 11/15/2012 valued at $1,942,075. Repurchase proceeds are $1,891,496.)	1,890,700	1,890,700	1.9%

Lehman Brothers, Inc.
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $4,285 and U.S. Treasury Bonds 6.250% - 8.750% due 08/15/2020 - 08/15/2023 valued at $614,850. Repurchase proceeds are $602,954.)	602,700	602,700	0.6%

UBS Warburg LLC
5.070% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.625% due 02/15/2027 valued at $78,900; U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $10,995 and U.S. Treasury Strips 0.000% due 02/15/2027 - 02/15/2036 valued at $685,100. Repurchase proceeds are $749,316.)	749,000	749,000	0.8%

Total Repurchase Agreements		3,242,400	3.3%

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 10/02/2006 (Dated 09/29/2006. Collateralized by Fannie Mae 2.350% - 2.710% due 11/03/2006 - 04/05/2007 valued at $151,398; Federal Home Loan Bank 4.250% - 7.610% due 10/05/2006 - 04/16/2007 valued at $250,730; Freddie Mac 4.364% due 03/13/2007 valued at $49,000; and U.S. Treasury Notes 3.625% - 4.000% due 11/15/2012 - 02/15/2015 valued at $40,645. Repurchase proceeds are $482,324.)		$482,127	$482,127	0.5%

BELGIUM TREASURY BILLS
Total Belgium Treasury Bills (g)			44,728	0.1%

FRANCE TREASURY BILLS
France Treasury Bills
2.776% - 3.100% due 10/05/2006 - 02/01/2007	EUR	2,792,040	3,524,361	3.6%

Total France Treasury Bills			3,524,361	3.6%

GERMANY TREASURY BILLS
Germany Treasury Bills
2.775% - 3.090% due 10/18/2006 - 01/17/2007		1,793,370	2,265,859	2.3%

Total Germany Treasury Bills			2,265,859	2.3%

NETHERLANDS TREASURY BILLS
Netherlands Treasury Bills
2.811% - 3.067% due 10/31/2006 - 11/30/2006		1,011,860	1,280,016	1.3%

Total Netherlands Treasury Bills			1,280,016	1.3%

SPAIN TREASURY BILLS
Total Spain Treasury Bills (g)			13,423	0.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
4.615% - 5.035% due 10/19/2006 - 12/14/2006 (d)(h)		$965,490	955,166	1.0%

Total U.S. Treasury Bills			955,166	1.0%

Total Short-Term Instruments (Cost $31,792,716)			31,769,221	32.5%

PURCHASED OPTIONS (j)
(Cost $307,951)			464,734	0.5%

Total Investments (Cost $111,374,616) (f)			$111,439,321	114.2%

Written Options (Premiums $356,541) (k)			(585,898)	(0.6%)

Other Assets and Liabilities (Net)			(13,268,617)	(13.6%)

Net Assets			$97,584,806	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains interest only securities.
(b)	The grouping contains principal only securities.
(c)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

(d)	Securities with an aggregate market value of $184,206 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	Securities with an aggregate market value of $610,275 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $906,401 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2006.
(h)	Securities with an aggregate market value of $648,230 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	129,385	$(165,946)
90-Day Eurodollar December Futures	Long	12/2007	132,378	60,467
90-Day Eurodollar December Futures	Long	12/2008	207	260
90-Day Eurodollar June Futures	Long	06/2007	155,086	(28,141)
90-Day Eurodollar June Futures	Long	06/2008	5,248	3,085
90-Day Eurodollar March Futures	Long	03/2007	170,121	(87,463)
90-Day Eurodollar March Futures	Long	03/2008	46,327	32,612
90-Day Eurodollar September Futures	Long	09/2007	130,519	16,321
90-Day Eurodollar September Futures	Long	09/2008	3,307	1,071
Euro-Bobl 5-Year Note Futures	Long	12/2006	5,998	2,103
Euro-Bund 10-Year Note Futures	Long	12/2006	4,193	3,601
U.S. Treasury 5-Year Note December Futures	Long	12/2006	14,381	9,986
U.S. Treasury 10-Year Note December Futures	Long	12/2006	7,639	7,335
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	3,105	5,589
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	10,790	3,844
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	3,043	(3,701)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	3,640	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,112	679
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4,112	1,534
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	6,414	1,289
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,482	442

				$(134,758)

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,849,000	$114
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006		$20,000	219
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007		25,000	354
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	50

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	$2,500	$8
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	0
Bank of America	Harrah’s Operating Co., Inc. 7.500% due 01/15/2009	Buy	(0.500%	)	03/20/2009	10,600	0
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009	5,000	8
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	50,000	222
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	50,000	201
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	5,000	537
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	10,600	(37)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	(5)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	(2)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		12/20/2006	15,000	46
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	30,000	128
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%		03/20/2007	25,000	351
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	10,000	197
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	23,000	521
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	800	19
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	234
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	39
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(8)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(32)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	(2)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	(15)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	18
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	436
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.130%	)	06/20/2011	10,000	(515)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%		12/20/2006	26,100	128
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007	20,000	102
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	315

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	$3,000	$260
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	435
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	208
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	120
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%		12/20/2006	15,000	177
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	10,000	70
Deutsche Bank AG	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	200,000	(1,319)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	434
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	438
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	459
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	492
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	528
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.410%	)	06/20/2011	10,000	(622)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.400%	)	06/20/2011	10,000	(618)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.320%	)	06/20/2011	10,000	(587)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.120%	)	06/20/2011	10,000	(511)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.100%	)	06/20/2011	10,000	(503)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	937
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.200%	)	09/20/2011	25,000	(370)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		12/20/2006	3,630	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		12/20/2006	3,600	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		12/20/2006	5,600	73
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	303
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	41
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	60
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	435
Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	595,300	(4,864)

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	$10,000	$538
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	50,000	48
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	45
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	8
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.160%		11/20/2006	20,000	12
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007	4,600	25
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	115
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,500	85
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	647
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	211
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	245
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(6)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	565
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	636
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.450%	)	06/20/2011	10,000	(637)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.250%	)	06/20/2011	15,000	(841)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(9)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	70
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	41
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	17
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.160%		11/20/2006	20,000	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.270%		11/20/2006	20,000	27
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%		03/20/2007	15,000	290
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		03/20/2007	10,000	52

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	$5,000	$15
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	43
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	104
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	197
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	131
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	5,900	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	50,000	(651)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	441
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	538
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	110
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	317
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	(177)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	(20)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	245
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	9.150%		12/20/2006	10,000	217
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	89
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(6)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	20
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	148
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	1
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		12/20/2006	23,000	248
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	20,000	85
Morgan Stanley	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%		02/26/2007	103,300	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	165
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	456
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	21

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	$10,400	$42
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010	1,300	(24)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	10,000	(247)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	438
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	681
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	20,000	(1,044)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(11)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	96
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	(19)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	(5)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(16)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(1)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	12,300	134
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		12/20/2006	15,000	44
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%		03/20/2007	40,000	782
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	123
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	245
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	152
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	215
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	646
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	219
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	824
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,121
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.500%	)	06/20/2011	25,000	(1,641)
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	25,000	(1,305)

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS AG	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	$10,000	$5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	167,500	(1,691)

							$3,593

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010	BRL	124,738	$0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	463
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	568
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100,000	778
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		746,400	34,908
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	633
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	702,200	(7,370)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		442,880	(6,266)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	(194)
HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(6,286)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(2,519)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(3,009)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	7
UBS AG	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(4,881)
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	(86)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		360,000	(158)
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	181
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$280,500	15,330
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		2,037,500	19,054
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		137,600	2,238
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	240
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036		75,000	3,432
Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		25,000	1,213
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,013,000	(2,005)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		235,000	13,955
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		286,500	15,919
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		182,300	5,408
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	441
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		715,300	34,167
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		48,000	769
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		175,000	7,516
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		205,300	3,286
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		66,400	1,970

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	$187,600	$367
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,246
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016	170,700	5,066
Royal Bank of Canada	3-month USD-LIBOR	Pay	5.000%	12/20/2013	212,100	6,035
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	2,200
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	2,247
Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	50,000	2,413

						$155,276

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	25,205	$239	$157
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	63,487	603	397
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	18,522	176	116
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	28,316	269	177
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	8,529	81	53
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	6,511	62	41
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	426
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	70,330	668	439
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	11,030	105	69
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	156
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	209
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	250
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	266

				$4,189	$2,756

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$5,410
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	25,405
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	16,328
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	11,613
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	2,486
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	1,599
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	3,715
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$2,833,000	4,298	4,439

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007	$1,786,000	$6,965	$6,408
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	1,078,300	5,499	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006	399,000	2,214	295
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.200%	05/09/2007	1,150,000	4,957	7,942
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007	1,022,000	4,088	3,667
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	22,400	42	35
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006	217,000	944	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.800%	12/22/2006	2,275,000	12,626	1,684
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007	1,414,000	6,618	5,073
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	3,781,400	12,715	19,678
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007	5,237,800	22,837	36,172
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/23/2007	4,417,000	19,324	31,520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	4,539,700	19,975	36,322
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	4,463,000	21,422	52,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	2,337,600	9,672	9,672
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	11,981,000	63,009	100,209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	6,289,700	24,247	62,344
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	929,400	1,464	1,456
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	2,358,000	6,072	10,953
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	7,017

							$303,709	$463,606

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2036	$89.000	10/05/2006	$450,000	$53	$0

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$280,000	$0	$(1,628)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	100	$18	$69
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	29,183	21,000	55,174
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	100	36	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	12,727	4,663	199
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	14,280	4,527	223
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	8,516
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	2,922	1,598	822
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	4,214

				$41,803	$69,218

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$6,162
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	32,384
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	19,735
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	14,767
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	2,172
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,656	23,428
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	1,391
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	3,463
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,220,000	4,420	8,261
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,238
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	380
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		500,000	5,119	8,535

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$439,000	$4,236	$3,566
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006	93,000	928	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	90,000	1,074	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	978,000	12,836	2,160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	609,000	6,779	4,947
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	1,643,900	12,989	22,826
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	2,291,500	23,638	39,116
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	1,884,000	18,840	31,998
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	1,974,000	20,076	36,525
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	1,940,000	21,437	52,642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	1,015,100	10,608	10,608
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	5,207,000	62,924	103,723
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	60,539
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	398,200	1,558	2,696
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	1,020,700	6,277	12,365
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,256	6,920

							$314,738	$517,547

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$280,000	$0	$(867)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(l)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$587	$564	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	2,034	1,999	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	509	496	0.00%

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	$57	$55	0.00%
Morgan Stanley Warehouse Facilities	1.390%	10/30/2006	06/28/2004	234,600	234,600	0.24%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	714	701	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,697	2,765	0.01%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	178	175	0.00%

				$242,201	$242,669	0.25%

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	334,220	10/2006	$0	$(1,740)	$(1,740)
Buy	CNY	742,913	03/2007	0	(723)	(723)
Sell	EUR	5,814,143	10/2006	43,919	0	43,919
Sell	GBP	39,346	10/2006	1,088	0	1,088
Buy	INR	756,651	11/2006	0	(243)	(243)
Buy		730,634	02/2007	262	0	262
Buy		1,199,042	03/2007	108	0	108
Buy	JPY	308,976,331	11/2006	0	(82,055)	(82,055)
Buy	KRW	18,851,061	11/2006	388	0	388
Buy		33,866,800	12/2006	247	0	247
Buy		51,111,397	02/2007	849	0	849
Buy		26,381,168	03/2007	313	0	313
Buy		133,131,382	05/2007	0	(687)	(687)
Sell	NZD	58,583	10/2006	955	0	955
Buy	RUB	1,334,574	12/2006	31	(2)	29
Buy		995,618	01/2007	1	(20)	(19)
Buy		3,404,488	03/2007	30	(76)	(46)
Buy	SGD	43,496	10/2006	0	(247)	(247)
Sell		15,471	10/2006	4	0	4
Buy		155,184	11/2006	0	(18)	(18)
Buy		15,471	01/2007	0	(4)	(4)
Buy		29,795	03/2007	0	(42)	(42)
Buy	TWD	577,873	10/2006	0	(139)	(139)
Buy		311,248	12/2006	0	(465)	(465)
Buy		2,889,854	02/2007	0	(1,987)	(1,987)

				$48,195	$(88,448)	$(40,253)

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments

Total Return Fund II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.0%

BANKING & FINANCE 3.7%
American General Finance Corp.
5.429% due 03/23/2007	$1,600	$1,601

American International Group, Inc.
5.050% due 10/01/2015	1,000	976

Bank of America N.A.
5.485% due 07/25/2008	7,700	7,705

Citigroup, Inc.
5.408% due 12/26/2008	12,100	12,113

General Electric Capital Corp.
5.431% due 03/04/2008	1,500	1,502
5.570% due 01/20/2010	4,500	4,506

Goldman Sachs Group LP
6.220% due 01/20/2009	5,000	5,061

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	800	810

KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,429

Morgan Stanley Warehouse Facilities
5.640% due 10/30/2006 (j)	6,800	6,800

UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	21,941

USB Capital IX
6.189% due 04/15/2049	700	709

		77,153

INDUSTRIALS 1.8%
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,653

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	15,900	15,905

El Paso Corp.
6.750% due 05/15/2009	16,700	16,867

Tyson Foods, Inc.
6.850% due 04/01/2016	400	413

United Airlines, Inc.
6.071% due 09/01/2014	413	413
9.190% due 12/24/2013 (a)	7,156	3,202

Viacom, Inc.
5.750% due 04/30/2011	600	600

		39,053

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.5%
AT&T, Inc.
4.214% due 06/05/2007	$6,000	$5,966

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,914

Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,218

		10,098

Total Corporate Bonds & Notes (Cost $124,348)		126,304

MUNICIPAL BONDS & NOTES 1.1%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,120

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,020	6,631
6.625% due 06/01/2040	5,300	5,951

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	987

Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	170	202

Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	1,076

New Jersey State Economic Development Authority Revenue Bonds, (AMBAC Insured), Series 1997
0.000% due 02/15/2008	1,000	933

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	2,935	3,089

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,263

Total Municipal Bonds & Notes (Cost $21,365)		24,252

U.S. GOVERNMENT AGENCIES 56.1%
Fannie Mae
4.678% due 05/25/2035	1,000	986
4.704% due 10/01/2035	9,027	8,971
4.829% due 09/01/2034	1,289	1,278
4.900% due 01/01/2035	3,120	3,088
5.000% due 12/01/2016 - 09/01/2035	304,798	299,185
5.500% due 11/01/2013 - 10/01/2036	814,621	803,870

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.832% due 09/01/2040	$4,917	$4,955
6.000% due 05/01/2017 -10/01/2036	20,532	20,723
6.067% due 01/01/2024	83	84
6.154% due 12/01/2023	68	70
6.500% due 07/01/2013 -06/25/2044	2,365	2,415
6.625% due 03/01/2024	3	3
6.772% due 07/01/2020	126	127
6.811% due 02/01/2023	103	103
7.000% due 04/01/2011 -09/25/2020	79	81
7.205% due 04/01/2024	121	123
7.500% due 04/01/2008	2	2
7.750% due 10/01/2007	1	1
8.000% due 04/01/2015 -10/01/2030	14	15
8.500% due 01/01/2007 -04/01/2017	2	3
9.000% due 06/01/2010 - 06/25/2018	17	18
9.250% due 07/25/2019	212	230
9.500% due 09/01/2009	3	3
10.000% due 11/01/2021	7	7
11.000% due 09/01/2010	23	25
13.750% due 11/01/2011 - 09/01/2013	6	6

Federal Home Loan Bank
0.000% due 02/05/2007	2,000	1,925

Federal Housing Administration
8.955% due 05/01/2019	80	81

Freddie Mac
5.000% due 11/01/2018 - 12/01/2031	6,128	6,031
5.363% due 02/01/2023	49	50
5.500% due 01/01/2018	112	112
5.632% due 02/25/2045	1,049	1,043
6.000% due 02/01/2016 - 11/01/2032	6,416	6,507
6.500% due 12/01/2010	28	28
7.000% due 03/01/2007 - 07/15/2022	1,832	1,831
7.004% due 12/01/2022	472	480
7.222% due 07/01/2030	121	123
7.500% due 01/15/2023 - 01/01/2026	4,074	4,205
8.000% due 11/01/2025 - 06/15/2030	2,436	2,490
8.250% due 05/01/2008	1	1
9.000% due 12/15/2020	99	103
9.250% due 11/15/2019	3	3
9.500% due 02/01/2011 - 02/01/2018	14	15
10.000% due 06/01/2011 - 03/01/2021	15	16

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Government National Mortgage Association
4.500% due 07/20/2030	$146	$147
4.750% due 09/20/2024 -08/20/2027	2,095	2,115
5.125% due 12/20/2029	1,363	1,372
5.375% due 06/20/2023 - 06/20/2027	2,865	2,887
6.000% due 01/15/2024 - 10/15/2031	182	184
7.500% due 09/15/2014 - 09/15/2025	31	32
8.000% due 07/15/2010 - 08/15/2024	104	111
9.000% due 09/15/2008 - 11/15/2017	40	42
9.500% due 01/20/2019 - 12/15/2021	15	16
12.000% due 03/15/2014 - 06/15/2015	1	1

Small Business Administration
7.449% due 08/01/2010	706	745
7.970% due 01/25/2025	118	124

Total U.S. Government Agencies (Cost $1,195,264)		1,179,192

U.S. TREASURY OBLIGATIONS 1.9%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	16,916	16,229
2.375% due 01/15/2025	6,585	6,693
3.375% due 01/15/2007 (f)	12,843	12,736
3.375% due 04/15/2032	2,293	2,847
3.625% due 04/15/2028	503	624

Total U.S. Treasury Obligations (Cost $39,010)		39,129

MORTGAGE-BACKED SECURITIES 2.0%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,595	3,499

Banc of America Funding Corp.
4.114% due 05/25/2035	4,814	4,694

Bear Stearns Adjustable Rate Mortgage Trust
5.060% due 04/25/2033	2,241	2,246

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	7,961	7,987

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,475	1,452

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,853	1,837

CS First Boston Mortgage Securities Corp.
6.050% due 06/25/2032	463	462

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments

Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$19	$21

Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	56	60

Indymac ARM Trust
6.542% due 01/25/2032	78	77

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	5,774	5,771

Nationslink Funding Corp.
5.680% due 11/10/2030	332	333

Prime Mortgage Trust
5.730% due 02/25/2019	359	360
5.730% due 02/25/2034	1,590	1,596

Structured Asset Mortgage Investments, Inc.
5.660% due 09/19/2032	1,315	1,317

Structured Asset Securities Corp.
6.101% due 02/25/2032	158	158
6.669% due 01/25/2032	356	355

Washington Mutual, Inc.
5.106% due 10/25/2032	989	984
5.620% due 10/25/2045	2,137	2,152

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,749	6,690

Total Mortgage-Backed Securities (Cost $42,260)		42,051

ASSET-BACKED SECURITIES 0.4%
Amortizing Residential Collateral Trust
5.600% due 06/25/2032	1,458	1,460

Bear Stearns Asset-Backed Securities, Inc.
5.780% due 03/25/2043	1,277	1,280

EMC Mortgage Loan Trust
5.700% due 05/25/2040	3,329	3,340

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	1,609	1,611

Morgan Stanley Capital I
5.660% due 07/25/2032	41	41

Structured Asset Securities Corp.
5.614% due 01/25/2033	237	239

Total Asset-Backed Securities (Cost $7,952)		7,971

	SHARES
PREFERRED STOCKS 0.8%
DG Funding Trust
7.749% due 12/31/2049	1,568	16,484

Total Preferred Stocks (Cost $16,522)		16,484

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 37.2%

COMMERCIAL PAPER 29.0%
Bank of America Corp.
5.290% due 11/13/2006	$58,000	$57,642

Fannie Mae
5.080% due 11/15/2006	4,786	4,756
5.089% due 11/15/2006	19,500	19,377
5.140% due 10/16/2006	100	100
5.149% due 11/22/2006	1,400	1,390
5.160% due 12/11/2006	15,600	15,432
5.214% due 10/18/2006	1,500	1,497
5.215% due 10/20/2006	18,100	18,053
5.218% due 10/18/2006	2,100	2,095
5.223% due 10/02/2006	10,800	10,800
5.239% due 10/18/2006	15,000	14,966
5.244% due 10/18/2006	54,300	54,176
5.249% due 11/01/2006	1,700	1,693
5.257% due 10/25/2006	20,000	19,933
5.266% due 10/04/2006	400	400
5.267% due 10/18/2006	55,494	55,364
5.270% due 10/25/2006	18,100	18,039
5.270% due 11/08/2006	30,000	29,841
5.278% due 11/22/2006	4,800	4,765

Federal Home Loan Bank
5.105% due 11/24/2006	17,300	17,170
5.130% due 10/18/2006	6,400	6,385
5.145% due 11/15/2006	8,622	8,568
5.152% due 10/13/2006	1,500	1,498
5.188% due 10/11/2006	3,900	3,895
5.221% due 10/04/2006	4,700	4,699
5.222% due 10/04/2006	10,700	10,697
5.222% due 10/20/2006	10,500	10,473
5.260% due 10/25/2006	5,200	5,182

Freddie Mac
5.065% due 11/14/2006	48,000	47,710
5.132% due 10/02/2006	6,200	6,200
5.135% due 10/17/2006	2,200	2,195
5.140% due 10/10/2006	46,700	46,646
5.140% due 11/20/2006	23,400	23,236
5.213% due 10/05/2006	8,156	8,152
5.225% due 10/05/2006	2,100	2,099
5.230% due 10/06/2006	6,300	6,296
5.230% due 10/24/2006	1,400	1,396
5.240% due 10/23/2006	100	100
5.242% due 10/24/2006	2,314	2,307

General Electric Capital Corp.
5.270% due 11/15/2006	6,800	6,756
5.290% due 11/10/2006	55,000	54,685

Viacom, Inc.
5.594% due 05/29/2007	3,000	3,000

		609,664

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 7.2%
Credit Suisse First Boston
5.050% due 10/02/2006	$81,800	$81,800
(Dated 09/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $84,094. Repurchase proceeds are $81,834.)

Lehman Brothers, Inc.
5.050% due 10/02/2006	69,000	69,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $70,366. Repurchase proceeds are $69,029.)

		150,800

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006	7,776	7,776

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $7,936. Repurchase proceeds are $7,779.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.831% due 11/30/2006 - 12/14/2006 (b)(d)(f)	$13,530	$13,386

Total Short-Term Instruments (Cost $781,653)		781,626

PURCHASED OPTIONS (h) 0.4%
(Cost $6,012)		9,217

Total Investments (e) 105.9% (Cost $2,234,386)		$2,226,226

Written Options (i) (0.6%) (Premiums $8,320)		(13,726)

Other Assets and Liabilities (Net) (5.3%)		(110,401)

Net Assets 100.0%		$2,102,099

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,238 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $10,083 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $24,404 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Month	Contracts	(Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4,395	$(1,827)
90-Day Eurodollar December Futures	Long	12/2007	1,243	868
90-Day Eurodollar June Futures	Long	06/2007	2,921	(1,046)
90-Day Eurodollar June Futures	Long	06/2008	70	68
90-Day Eurodollar March Futures	Long	03/2007	3,813	(3,317)
90-Day Eurodollar March Futures	Long	03/2008	253	262
90-Day Eurodollar September Futures	Long	09/2007	2,367	3
U.S. Treasury 5-Year Note December Futures	Long	12/2006	149	97
U.S. Treasury 10-Year Note December Futures	Long	12/2006	583	592
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	717	193

				$(4,107)

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments

Total Return Fund II  (Cont.)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%		06/20/2007	$3,400	$69
Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	10,300	(77)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007	1,500	13
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	5,000	106
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	2,000	29
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2007	6,100	95

							$235

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	$85,600	$801
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	2,100	59
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	25,000	400
Royal Bank of Canada	3-month USD-LIBOR	Pay	5.000%	12/20/2013	6,700	190
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	19,900	322

						$1,772

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.000	12/18/2006	2,144	$20	$13
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	50	1	0
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	510	5	3
Put - CME 90-Day Eurodollar December Futures	93.000	12/18/2006	200	2	1
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	2,565	24	16
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,695	16	11
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	987	10	6
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	875	8	6
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	280	3	2

				$89	$58

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	$76,000	$115	$119
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	27,400	140	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006	65,000	361	48
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007	63,000	252	226
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	36,000	184	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007	33,000	154	119
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	80,500	271	419
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007	113,100	493	781
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/23/2007	96,000	420	685
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	99,000	436	792
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	94,000	451	1,099
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	64,000	265	265
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	259,000	1,362	2,166
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	204,300	787	2,025
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	22,400	35	35
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	50,800	131	236
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	18,000	66	144

							$5,923	$9,159

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$111.000	11/21/2006	628	$451	$1,187
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	277	102	4
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	304	96	5
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	234	149	196
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,841	1,421	2,693
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	72	39	20
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	94	88	106

				$2,346	$4,211

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments Total Return Fund II (Cont.)	(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$33,000	$120	$223
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	11,800	138	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	28,000	368	62
Call - OTC 5-Year I Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	27,000	260	219
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	16,000	191	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	14,000	156	114
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	35,000	276	486
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	49,500	511	845
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	41,000	410	696
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	43,000	437	796
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	41,000	453	1,113
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	27,500	287	287
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	112,000	1,354	2,231
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	67,000	772	1,967
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	9,600	38	65
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	22,000	135	266
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	8,000	68	145

							$5,974	$9,515

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.640%	10/30/2006	06/28/04	$6,800	$6,800	0.32%

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

Schedule of Investments Total Return Fund III	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 9.6%

BANKING & FINANCE 7.9%
American General Finance Corp.
5.429% due 03/23/2007	$900	$900

American International Group, Inc.
5.050% due 10/01/2015	400	391

ANZ National International Ltd.
5.539% due 08/07/2009	4,400	4,398

Bank of America Corp.
5.400% due 06/19/2009	18,300	18,317

Bear Stearns Cos., Inc.
5.489% due 08/21/2009	2,700	2,704

CIT Group, Inc.
5.540% due 12/19/2008	2,600	2,607

Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009	3,900	3,906

Citigroup, Inc.
5.408% due 12/26/2008	5,100	5,106
5.525% due 01/30/2009	4,300	4,304
6.125% due 08/25/2036	9,800	10,114

Export-Import Bank of China
4.875% due 07/21/2015	500	480

Export-Import Bank of Korea
7.100% due 03/15/2007	50	50

Ford Motor Credit Co.
5.700% due 01/15/2010	600	555

General Electric Capital Corp.
5.431% due 03/04/2008	900	901
5.520% due 01/05/2009	10,500	10,512
5.570% due 01/20/2010	6,800	6,809

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	5,750	5,759
5.841% due 07/23/2009	7,900	7,958

HBOS PLC
5.920% due 09/29/2049	700	678

HBOS Treasury Services PLC
5.547% due 07/17/2009	6,500	6,506

HSBC Bank USA N.A.
5.530% due 06/10/2009	4,500	4,518

HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	1,363

HSBC Holdings PLC
6.500% due 05/02/2036	2,400	2,556

International Lease Finance Corp.
3.125% due 05/03/2007	9,426	9,301

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	$700	$709

KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	2,350

Lehman Brothers Holdings, Inc.
5.696% due 11/10/2009	2,500	2,513
5.718% due 07/18/2011	3,000	3,007

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	3,800	3,803

Morgan Stanley Warehouse Facilities
5.783% due 10/30/2006 (j)	4,000	4,000

Morgan Stanley
4.750% due 04/01/2014	110	105

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	606

Nordea Bank Sweden AB
8.950% due 11/29/2049	500	548

Petroleum Export Ltd.
5.265% due 06/15/2011	557	552

Phoenix Quake Ltd.
7.930% due 07/03/2008	600	605

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	300	272

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	600	603

Prudential Holdings LLC
8.695% due 12/18/2023	265	327

Resona Bank Ltd.
5.850% due 09/29/2049	800	784

Royal Bank of Scotland Group PLC
7.648% due 08/29/2049	3,800	4,445

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	5,654

USB Capital IX
6.189% due 04/15/2049	600	607

Wachovia Bank N.A.
5.358% due 06/27/2008	3,900	3,903

World Financial Properties
6.950% due 09/01/2013	181	191

		146,277

INDUSTRIALS 1.4%
DaimlerChrysler N.A. Holding Corp.
5.918% due 08/03/2009	3,900	3,900

El Paso Corp.
9.625% due 05/15/2012	1,000	1,112

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments

Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HJ Heinz Co.
6.428% due 12/01/2008	$700	$715

Marathon Oil Corp.
5.375% due 06/01/2007	200	200

Pemex Project Funding Master Trust
5.750% due 12/15/2015	1,400	1,370
7.375% due 12/15/2014	500	542
9.125% due 10/13/2010	65	73

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,408

Transocean, Inc.
5.591% due 09/05/2008	3,900	3,902

Tyson Foods, Inc.
6.850% due 04/01/2016	400	413

United Airlines, Inc.
6.071% due 09/01/2014	236	236

Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,600

		25,471

UTILITIES 0.3%
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	150	164

FPL Group Capital, Inc.
4.086% due 02/16/2007	135	135

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,202

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,548

Sprint Capital Corp.
6.000% due 01/15/2007	2,000	2,002
6.125% due 11/15/2008	800	812

		5,863

Total Corporate Bonds & Notes (Cost $176,804)		177,611

MUNICIPAL BONDS & NOTES 0.1%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	300	307

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,200	2,243

Total Municipal Bonds & Notes (Cost $2,429)		2,550

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 50.3%
Fannie Mae
3.071% due 07/01/2034	$86	$85
4.177% due 03/01/2033	213	212
4.500% due 09/01/2034	161	151
4.582% due 07/01/2035	10,420	10,340
4.614% due 08/01/2035	11,002	10,891
4.678% due 05/25/2035	800	789
4.829% due 09/01/2034	1,009	1,000
4.874% due 01/01/2035	1,635	1,618
5.000% due 10/01/2017 - 08/01/2035	124,657	122,369
5.500% due 05/01/2013 - 10/01/2036	721,770	712,204
5.846% due 02/01/2031	7	7
6.000% due 10/01/2016 - 10/01/2036	8,747	8,824
6.500% due 01/01/2011 - 06/25/2044	1,769	1,810
7.000% due 03/01/2013 - 10/01/2031	79	82
7.500% due 05/01/2011 - 02/01/2027	314	326
8.250% due 07/01/2017	1	1
9.000% due 06/01/2025	1	1
12.500% due 06/15/2015	6	7

Federal Home Loan Bank
0.000% due 02/05/2007	1,200	1,155

Federal Housing Administration
7.430% due 01/25/2023	703	710

Freddie Mac
5.000% due 12/01/2017 - 09/01/2035	3,778	3,692
5.390% due 08/15/2032	1,123	1,122
5.500% due 06/01/2019 - 11/01/2032	842	837
5.587% due 04/01/2033	42	42
5.632% due 02/25/2045	853	847
6.000% due 02/01/2016 - 03/01/2033	780	790
6.500% due 05/01/2016 - 05/15/2032	33,200	34,333
7.000% due 11/01/2011 - 07/01/2029	2,798	2,871
7.004% due 12/01/2022	76	78
7.222% due 07/01/2030	36	36
7.500% due 07/01/2011 - 09/01/2025	56	58
8.000% due 01/01/2012	12	12

Government National Mortgage Association
4.750% due 09/20/2023 - 02/20/2032	3,149	3,148

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 10/20/2024 - 12/20/2026	$471	$474
5.375% due 06/20/2022 - 01/20/2026	957	964
5.930% due 02/16/2030	180	182
6.000% due 01/15/2029 - 05/20/2034	626	635
6.500% due 05/15/2032 - 06/15/2032	65	67
7.000% due 12/15/2011 - 02/20/2032	88	90
10.250% due 02/15/2017	498	521

Small Business Administration
5.130% due 09/01/2023	883	881
5.520% due 06/01/2024	6,011	6,097
7.449% due 08/01/2010	288	303

Total U.S. Government Agencies (Cost $940,713)		930,662

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	15,175	14,558
2.375% due 01/15/2025	11,228	11,412
3.375% due 01/15/2007 (f)	1,541	1,529
3.625% due 04/15/2028	3,145	3,899

Total U.S. Treasury Obligations (Cost $31,428)		31,398

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,829	2,753

Banc of America Funding Corp.
4.114% due 05/25/2035	3,264	3,183

Banc of America Mortgage Securities
5.405% due 10/20/2032	270	271
6.500% due 09/25/2033	382	385

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	2,512	2,503
5.329% due 02/25/2033	454	453
5.623% due 02/25/2033	265	264

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	4,984	5,000

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,198	1,180

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,500	1,487

CS First Boston Mortgage Securities Corp.
5.550% due 11/15/2019	5,410	5,416

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac ARM Trust
6.542% due 01/25/2032	$38	$38

Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	6,542	6,585

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	4,380	4,378

Mellon Residential Funding Corp.
5.570% due 06/15/2030	4,467	4,436

Prime Mortgage Trust
5.730% due 02/25/2019	205	206
5.730% due 02/25/2034	822	824

Sequoia Mortgage Trust
5.630% due 08/20/2032	1,062	1,063

Structured Asset Securities Corp.
6.101% due 02/25/2032	74	74

Washington Mutual, Inc.
5.106% due 10/25/2032	467	464
5.620% due 10/25/2045	1,695	1,707

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,531	5,482

Total Mortgage-Backed Securities (Cost $48,328)		48,152

ASSET-BACKED SECURITIES 1.3%
Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	3,992	3,992

Bear Stearns Asset-Backed Securities, Inc.
5.780% due 03/25/2043	553	554

Citibank Credit Card Issuance Trust
6.875% due 11/16/2009	240	244

Countrywide Asset-Backed Certificates
5.810% due 12/25/2031	672	672

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	2,639	2,640

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	1,469	1,471

MBNA Master Credit Card Trust USA
5.900% due 08/15/2011	300	307
7.800% due 10/15/2012	200	219

Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011	472	458

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	6,705	6,711

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments

Total Return Fund III  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.450% due 12/25/2035		$6,386	$6,391

Total Asset-Backed Securities (Cost $23,698)			23,659

SOVEREIGN ISSUES 0.4%
Chile Government International Bond
5.500% due 01/15/2013		200	202

China Development Bank
5.000% due 10/15/2015		600	581

Mexico Government International Bond
9.875% due 02/01/2010		200	229

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007 (a)		17,950,000	354

		PRINCIPAL AMOUNT (000S)
Panama Government International Bond
8.875% due 09/30/2027		$900	1,118
9.375% due 07/23/2012		1,050	1,235
9.625% due 02/08/2011		2,388	2,740

Total Sovereign Issues (Cost $5,394)			6,459

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
HBOS PLC
4.875% due 03/29/2049	EUR	7,480	9,702

JSG Packaging PLC
6.062% due 01/12/2014		163	208
6.090% due 01/12/2014		108	138
6.150% due 01/12/2014		122	156

KBC Bank Funding Trust I
6.875% due 06/29/2049		3,000	4,064

Smurfit Kappa Funding PLC
6.241% due 11/29/2014		396	507
6.335% due 01/12/2014		211	270

Total Foreign Currency-Denominated Issues (Cost $14,593)			15,045

		SHARES
PREFERRED STOCKS 0.8%
Centaur Funding Corp.
9.080% due 04/21/2020		125	145

	SHARES	VALUE (000S)
DG Funding Trust
7.749% due 12/31/2049	$797	$8,378

Northern Rock PLC
8.000% due 12/31/2049	260,000	6,510

Total Preferred Stocks (Cost $15,114)		15,033

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 39.6%

CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
4.530% due 01/29/2007	$17,700	17,699

COMMERCIAL PAPER 20.0%
Bank of America Corp.
5.275% due 11/14/2006	5,600	5,565
5.275% due 12/01/2006	34,000	33,688

Danske Corp.
5.265% due 12/27/2006	400	395
5.275% due 11/20/2006	600	596
5.370% due 10/30/2006	51,700	51,484

IXIS Commercial Paper Corp.
5.360% due 10/25/2006	51,900	51,722

Skandinaviska Enskilda Banken AB
5.280% due 11/16/2006	52,600	52,253

Societe Generale N.A.
5.260% due 12/01/2006	53,000	52,514
5.380% due 10/12/2006	100	100

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	51,200	51,200

UBS Finance Delaware LLC
5.245% due 01/08/2007	28,300	27,885
5.340% due 10/02/2006	1,300	1,300

Westpac Capital Corp.
5.270% due 11/21/2006	40,800	40,501

		369,203

REPURCHASE AGREEMENTS 2.8%
Lehman Brothers, Inc.
5.050% due 10/02/2006	52,000	52,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $53,033. Repurchase proceeds are $52,022.)

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$6,164	$6,164

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $6,289. Repurchase proceeds are $6,167.)

BELGIUM TREASURY BILLS 0.5%
2.757% due 10/12/2006	EUR	7,660	9,706

FRANCE TREASURY BILLS 11.1%
2.836% due 10/12/2006 - 12/21/2006 (b)		162,860	205,842

NETHERLANDS TREASURY BILLS 3.0%
2.905% due 10/31/2006		43,860	55,487

U.S. TREASURY BILLS 0.9%
4.808% due 11/30/2006 - 12/14/2006 (b)(d)(f)		17,215	17,026

VALUE (000S)
Total Short-Term Instruments (Cost $733,275)	$733,127

PURCHASED OPTIONS (h) 0.5%
(Cost $6,105)	9,343

Total Investments (e) 107.7% (Cost $1,997,880)	$1,993,039

Written Options (i) (0.8%) (Premiums $8,480)	(14,335)

Other Assets and Liabilities (Net) (6.9%)	(127,344)

Net Assets 100.0%	$1,851,360

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,720 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $4,710 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $15,092 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	4,636	$(1,004)
90-Day Eurodollar December Futures	Long	12/2007	1,203	781
90-Day Eurodollar June Futures	Long	06/2007	2,201	(449)
90-Day Eurodollar June Futures	Long	06/2008	65	63
90-Day Eurodollar March Futures	Long	03/2007	2,402	(1,954)
90-Day Eurodollar March Futures	Long	03/2008	379	384
90-Day Eurodollar September Futures	Long	09/2007	1,704	305
Euro-Bobl 5-Year Note Futures	Long	12/2006	111	20
Euro-Bund 10-Year Note Futures	Long	12/2006	43	37
U.S. Treasury 5-Year Note December Futures	Long	12/2006	1,180	778
U.S. Treasury 10-Year Note December Futures	Long	12/2006	289	297
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	233	458
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	151	49
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	62	(75)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	73	5
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	21	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	21	8
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	127	26
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	28	8

				$(256)

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments

Total Return Fund III  (Cont.)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	145,000	$1
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%		07/20/2011		$1,000	6
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006		7,600	33
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007		2,500	12
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		3,200	18
Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		8,500	(63)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007		1,000	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		1,100	26
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016		100	1
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		06/20/2011		1,400	30
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016		400	2
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006		5,900	71
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007		900	2
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010		5,400	(98)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		12/20/2006		200	1
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006		7,000	76
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		1,000	14
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2007		3,900	61
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		3,200	(32)

								$170

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010	BRL	2,400	$0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,800	14
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	96
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		9,300	498
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	13
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011	GBP	10,800	(153)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		2,000	(4)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		800	0
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016	MXN	9,200	3
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		$53,400	500
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		8,500	505
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		6,700	199
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		4,200	10
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,900	53
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		22,900	366
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		1,900	56
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		2,400	5
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		6,400	380
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016		27,800	1,298
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		200	1

							$3,840

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	737	$7	$5
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	1,729	16	11
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	425	4	3
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	190	2	1
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	452	4	3
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	1,224	12	8
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	970	9	6
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	58	1	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	150	1	1
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	300	3	2
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	711	7	4
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	195	2	1

				$68	$45

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments

Total Return Fund III  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR 16,000	$73	$106
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	54,000	308	359
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007	37,000	206	327
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	35,000	169	233
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP 7,500	35	46
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	4,900	28	30
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007	12,000	54	70
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	$59,000	89	92
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	21,400	109	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006	52,000	289	38
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007	51,000	204	183
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006	28,000	143	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007	26,000	122	93
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007	62,100	209	323
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007	100,800	439	696
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/23/2007	86,000	376	614
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	87,000	383	696
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	86,000	413	1,005
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	50,000	207	207
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	239,000	1,257	1,999
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	186,500	719	1,849
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	18,300	29	29
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	45,300	117	210
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	16,000	59	128

							$6,037	$9,333

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$6,000	$0	$(35)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$111.000	11/21/2006	580	$414	$1,097
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	254	93	4
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	284	90	4
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	191	122	160
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,830	1,448	2,676
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	74	69	84

				$2,236	$4,025

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	6,000	$72	$119
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		23,000	314	458
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		16,000	206	402
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		15,000	169	299
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	2,100	34	40
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		35,400	173	468
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		1,400	28	27
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		3,000	48	57
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		25,000	91	169
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		9,500	111	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		22,000	289	49
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		22,000	212	179
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		12,000	143	0

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments

Total Return Fund III  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	$11,000	$122	$89
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	27,000	213	375
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	44,100	455	753
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007	37,000	370	628
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	38,000	386	703
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	37,000	409	1,004
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	21,500	225	225
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	104,000	1,257	2,072
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	61,200	705	1,797
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	7,900	31	53
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	19,600	121	237
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	7,000	60	126

							$6,244	$10,329

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Cost (3)	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$6,000	$0	$(19)

(3) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(j)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
Morgan Stanley Warehouse Facilities	5.783%	10/30/2006	06/28/2004	$4,000	$4,000	0.22%

(k)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	723	01/2007	$0	$(4)	$(4)
Buy	CAD	6,397	10/2006	0	(33)	(33)
Buy	CLP	177,894	10/2006	3	0	3
Sell		177,894	10/2006	0	(1)	(1)
Buy		234,969	11/2006	5	0	5
Buy		177,894	02/2007	2	0	2
Buy	CNY	14,525	03/2007	0	(12)	(12)
Buy	EUR	27,486	10/2006	0	(104)	(104)
Sell		245,784	10/2006	2,700	0	2,700
Buy	GBP	513	10/2006	0	(11)	(11)
Buy	INR	13,391	11/2006	0	(4)	(4)
Buy		10,566	03/2007	1	0	1
Buy	JPY	6,229,926	11/2006	0	(1,673)	(1,673)
Buy	KRW	333,594	11/2006	7	0	7
Buy		493,800	12/2006	4	0	4
Buy		436,971	02/2007	7	0	7
Buy		2,572,963	05/2007	0	(13)	(13)
Buy	MXN	4,709	12/2006	0	(2)	(2)
Buy		3,372	01/2007	0	(1)	(1)
Buy	PLN	2,042	11/2006	0	(4)	(4)
Sell		150	11/2006	1	0	1
Buy	RUB	2,936	12/2006	0	0	0
Buy		9,142	01/2007	0	0	0
Buy		58,354	03/2007	0	(1)	(1)
Buy	SGD	808	10/2006	0	(4)	(4)
Buy		1,067	11/2006	0	0	0
Buy		316	01/2007	0	0	0
Buy		517	03/2007	0	(1)	(1)
Buy	TWD	6,352	12/2006	0	(9)	(9)
Buy		21,189	02/2007	0	(14)	(14)
Buy	ZAR	1,525	10/2006	0	(26)	(26)
Sell		1,525	10/2006	4	0	4
Buy		1,525	12/2006	0	(4)	(4)

				$2,734	$(1,921)	$813

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollars may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the

52	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2006

security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Funds are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Semiannual Report	September 30, 2006	53

Notes to Financial Statements  (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DEM	German Mark	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great Britain Pound	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

54	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2006

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or

Semiannual Report	September 30, 2006	55

Notes to Financial Statements  (Cont.)

currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at a Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are

56	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2006

reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type

Semiannual Report	September 30, 2006	57

Notes to Financial Statements  (Cont.)

payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(q) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because

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(Unaudited) September 30, 2006

principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Instututional Class	Administrative Class	A, B and C Classes	Class D	Class R
Total Return Fund	0.25%	0.18%	0.18%	0.40%	0.25%	0.40%
Total Return Fund II	0.25%	0.25%	0.25%	NA	NA	NA
Total Return Fund III	0.25%	0.25%	0.25%	NA	NA	NA

Semiannual Report	September 30, 2006	59

Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $3,003,755 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization

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(Unaudited) September 30, 2006

expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$126,438	$0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may

Semiannual Report	September 30, 2006	61

Notes to Financial Statements  (Cont.)

engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$99,085,685	$104,222,811	$12,138,792	$5,130,691
Total Return Fund II	1,299,214	1,396,105	55,184	52,035
Total Return Fund III	1,101,984	1,195,454	133,713	76,973

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP	1,893,000	EUR	0	$289,868
Sales	198,948	23,151,300		371,300		3,461,000	329,256
Closing Buys	(100,517)	(9,196,400)		(118,900)		0	(119,018)
Expirations	(131,173)	(4,347,000)		0		0	(54,307)
Exercised	(109,635)	0		0		0	(89,258)
Balance at 09/30/2006	73,205	$25,432,300		GBP2,145,400		EUR3,461,000	$356,541

	Total Return Fund II
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2006	4,078	$351,900	$5,594
Sales	4,272	516,100	6,232
Closing Buys	(1,526)	(200,500)	(1,799)
Expirations	(2,584)	(82,100)	(1,083)
Exercised	(790)	0	(624)
Balance at 09/30/2006	3,450	$585,400	$8,320

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(Unaudited) September 30, 2006

	Total Return Fund III
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	3,726	$283,100	GBP 37,500	EUR	0	$5,109
Sales	3,785	456,800	6,500		60,000	6,385
Closing Buys	(641)	(123,500)	0		0	(1,483)
Expirations	(3,657)	(104,600)	(2,100)		0	(1,531)
Exercised	0	0	0		0	0
Balance at 09/30/2006	3,213	$511,800	GBP 41,900	EUR	60,000	$8,480

8.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
Total Return Fund	$796,353	$(731,648)	$64,705
Total Return Fund II	14,644	(22,804)	(8,160)
Total Return Fund III	11,002	(15,843)	(4,841)

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2006	63

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	630,793	$6,490,483	1,574,072	$16,690,048
Administrative Class	232,103	2,388,723	547,585	5,808,584
Other Classes	312,509	3,217,012	654,927	6,939,008
Issued as reinvestment of
Institutional Class	117,774	1,214,492	223,536	2,361,725
Administrative Class	36,166	372,954	70,167	741,582
Other Classes	27,475	283,361	51,292	541,750
Cost of shares redeemed
Institutional Class	(591,976)	(6,082,113)	(858,587)	(9,088,936)
Administrative Class	(230,575)	(2,373,766)	(420,062)	(4,447,016)
Other Classes	(254,063)	(2,613,021)	(481,055)	(5,095,644)
Net increase (decrease) resulting from Fund share transactions	280,206	$2,898,125	1,361,875	$14,451,101

	Total Return Fund II
	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	20,505	$200,019	56,475	$567,954
Administrative Class	892	8,725	2,578	25,954
Other Classes	0	0	0	0
Issued as reinvestment of
Institutional Class	4,624	45,264	8,322	83,529
Administrative Class	240	2,347	457	4,591
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(30,146)	(294,109)	(85,373)	(860,294)
Administrative Class	(1,289)	(12,593)	(4,143)	(41,735)
Other Classes	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(5,174)	$(50,347)	(21,684)	$(220,001)

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(Unaudited) September 30, 2006

	Total Return Fund III
	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	27,486	$249,186	71,984	$674,809
Administrative Class	210	1,905	951	8,955
Other Classes	0	0	0	0
Issued as reinvestment of
Institutional Class	4,124	37,616	7,855	73,364
Administrative Class	34	309	67	625
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(36,106)	(329,358)	(38,408)	(359,746)
Administrative Class	(247)	(2,241)	(335)	(3,125)
Other Classes	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(4,499)	$(42,583)	42,114	$394,882

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing

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Notes to Financial Statements  (Cont.)

and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

66	PIMCO Funds	Total Return Funds

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

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Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s

68	PIMCO Funds	Total Return Funds

performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that,

Semiannual Report	September 30, 2006	69

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

70	PIMCO Funds	Total Return Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25497-03

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

PIMCO Total Return Fund

Share Classes	Contents

A B C	Chairman’s Letter	3

	Important Information About the Total Return Fund	4

	Portfolio Review	6

	Performance Summary	7

	Summary Schedule of Investments	8

	Financial Highlights	26

	Statement of Assets and Liabilities	28

	Statement of Operations	29

	Statements of Changes in Net Assets	30

	Notes to Financial Statements	31

	Approval of Renewal of the Investment Advisory Contract and Administration Agreement	44

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for PIMCO Total Return Fund covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Cumulative Return chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results are not indicative of future performance.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the

4	PIMCO Funds

written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this fund is from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO Total Return Fund	Class A:	PTTAX
	Class B:	PTTBX
	Class C:	PTTCX

Portfolio Insights

•	The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for the period contributed to relative performance as intermediate and long yields fell during the six-month period.

•	An emphasis on short and intermediate maturities detracted from performance as short-term maturities underperformed longer-dated maturities.

•	Above benchmark exposure to mortgage-backed securities contributed to performance as mortgage-backed securities outperformed like-duration Treasuries.

•	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

•	An allocation to non-U.S. government securities detracted from returns as interest rates in the U.S. fell more than in other developed countries, as domestic economic growth began to slow during the period.

•	Exposure to foreign currencies detracted from returns as the euro, the Japanese yen and the British pound depreciated relative to the U.S. dollar.

•	A small allocation to emerging market bonds added modestly to performance, as they outperformed relative to Treasuries.

•	A tactical allocation to municipal bonds detracted from performance as municipal yields lagged the movement in Treasury yields over the period.

Allocation Breakdown*

U.S. Government Agencies	45.4%
Short-Term Instruments	28.5%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	3.8%
Mortgage-Backed Securities	3.0%
Other	3.9%

* % of total investments as of 09/30/06

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class A	3.34%	3.05%	4.89%	6.63%	7.88%
PIMCO Total Return Fund Class A (adjusted)	-0.53%	-0.81%	4.09%	6.14%	7.62%
PIMCO Total Return Fund Class B	2.96%	2.29%	4.11%	6.07%	7.59%
PIMCO Total Return Fund Class B (adjusted)	-0.54%	-1.15%	4.02%	6.07%	7.59%
PIMCO Total Return Fund Class C (adjusted)	1.96%	1.31%	4.11%	5.84%	7.09%
Lehman Brothers Aggregate Bond Index	3.73%	3.67%	4.81%	6.42%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	5.66%	7.03%

* Cumulative return

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

            PIMCO Total    PIMCO Total     PIMCO Total
            Return Fund    Return Fund     Return Fund       Lehman Brothers
              Class A        Class B         Class C      Aggregate Bond Index
            -----------    -----------     -----------    --------------------
05/31/1987    $ 9,625        $10,000          $10,000            $10,000
06/30/1987      9,744         10,117           10,117             10,138
07/31/1987      9,717         10,082           10,082             10,130
08/31/1987      9,691         10,048           10,048             10,076
09/30/1987      9,445          9,787            9,787              9,861
10/31/1987      9,742         10,089           10,089             10,212
11/30/1987      9,809         10,152           10,152             10,294
12/31/1987      9,895         10,233           10,233             10,434
01/31/1988     10,295         10,642           10,642             10,801
02/29/1988     10,410         10,753           10,753             10,929
03/31/1988     10,313         10,646           10,646             10,827
04/30/1988     10,256         10,581           10,581             10,768
05/31/1988     10,202         10,518           10,518             10,696
06/30/1988     10,442         10,759           10,759             10,954
07/31/1988     10,424         10,735           10,735             10,897
08/31/1988     10,470         10,775           10,775             10,925
09/30/1988     10,664         10,969           10,969             11,172
10/31/1988     10,829         11,132           11,132             11,383
11/30/1988     10,728         11,021           11,021             11,244
12/31/1988     10,772         11,059           11,059             11,257
01/31/1989     10,901         11,184           11,184             11,419
02/28/1989     10,828         11,102           11,102             11,336
03/31/1989     10,875         11,143           11,143             11,385
04/30/1989     11,114         11,382           11,382             11,624
05/31/1989     11,380         11,647           11,647             11,929
06/30/1989     11,759         12,028           12,028             12,292
07/31/1989     12,003         12,271           12,271             12,554
08/31/1989     11,792         12,047           12,047             12,368
09/30/1989     11,846         12,096           12,096             12,431
10/31/1989     12,126         12,374           12,374             12,737
11/30/1989     12,228         12,470           12,470             12,858
12/31/1989     12,247         12,483           12,483             12,893
01/31/1990     12,038         12,262           12,262             12,740
02/28/1990     12,065         12,283           12,283             12,781
03/31/1990     12,051         12,261           12,261             12,790
04/30/1990     11,876         12,074           12,074             12,673
05/31/1990     12,261         12,457           12,457             13,048
06/30/1990     12,463         12,655           12,655             13,258
07/31/1990     12,661         12,847           12,847             13,441
08/31/1990     12,458         12,632           12,632             13,261
09/30/1990     12,465         12,632           12,632             13,371
10/31/1990     12,633         12,793           12,793             13,541
11/30/1990     12,947         13,103           13,103             13,832
12/31/1990     13,169         13,320           13,320             14,048
01/31/1991     13,296         13,440           13,440             14,222
02/28/1991     13,477         13,615           13,615             14,343
03/31/1991     13,642         13,774           13,774             14,442
04/30/1991     13,861         13,986           13,986             14,598
05/31/1991     13,959         14,077           14,077             14,684
06/30/1991     13,976         14,086           14,086             14,676
07/31/1991     14,171         14,275           14,275             14,880
08/31/1991     14,550         14,647           14,647             15,202
09/30/1991     14,889         14,980           14,980             15,510
10/31/1991     15,036         15,119           15,119             15,682
11/30/1991     15,161         15,235           15,235             15,826
12/31/1991     15,672         15,740           15,740             16,296
01/31/1992     15,539         15,596           15,596             16,074
02/29/1992     15,669         15,720           15,720             16,179
03/31/1992     15,603         15,644           15,644             16,088
04/30/1992     15,680         15,711           15,711             16,204
05/31/1992     15,998         16,021           16,021             16,510
06/30/1992     16,195         16,210           16,210             16,737
07/31/1992     16,585         16,591           16,591             17,078
08/31/1992     16,721         16,717           16,717             17,251
09/30/1992     16,980         16,966           16,966             17,456
10/31/1992     16,826         16,802           16,802             17,224
11/30/1992     16,834         16,800           16,800             17,228
12/31/1992     17,124         17,079           17,079             17,502
01/31/1993     17,434         17,378           17,378             17,838
02/28/1993     17,816         17,749           17,749             18,150
03/31/1993     17,912         17,836           17,836             18,226
04/30/1993     18,062         17,976           17,976             18,353
05/31/1993     18,098         18,001           18,001             18,376
06/30/1993     18,486         18,375           18,375             18,709
07/31/1993     18,593         18,471           18,471             18,815
08/31/1993     19,009         18,873           18,873             19,145
09/30/1993     19,080         18,934           18,934             19,197
10/31/1993     19,210         19,051           19,051             19,269
11/30/1993     19,035         18,868           18,868             19,105
12/31/1993     19,187         19,008           19,008             19,209
01/31/1994     19,413         19,221           19,221             19,468
02/28/1994     19,060         18,861           18,861             19,130
03/31/1994     18,650         18,444           18,444             18,658
04/30/1994     18,460         18,245           18,245             18,509
05/31/1994     18,366         18,141           18,141             18,507
06/30/1994     18,291         18,067           18,056             18,466
07/31/1994     18,658         18,430           18,408             18,832
08/31/1994     18,705         18,476           18,443             18,856
09/30/1994     18,462         18,236           18,192             18,578
10/31/1994     18,432         18,207           18,152             18,562
11/30/1994     18,427         18,201           18,136             18,521
12/31/1994     18,414         18,189           18,111             18,648
01/31/1995     18,736         18,507           18,417             19,017
02/28/1995     19,169         18,934           18,831             19,470
03/31/1995     19,343         19,107           18,991             19,589
04/30/1995     19,676         19,435           19,306             19,863
05/31/1995     20,292         20,044           19,897             20,631
06/30/1995     20,272         20,024           19,865             20,783
07/31/1995     20,276         20,028           19,857             20,736
08/31/1995     20,580         20,328           20,143             20,986
09/30/1995     20,831         20,576           20,377             21,191
10/31/1995     21,139         20,881           20,666             21,466
11/30/1995     21,589         21,325           21,094             21,788
12/31/1995     21,952         21,684           21,436             22,094
01/31/1996     22,123         21,853           21,590             22,240
02/29/1996     21,577         21,313           21,044             21,854
03/31/1996     21,402         21,140           20,861             21,702
04/30/1996     21,306         21,045           20,754             21,580
05/31/1996     21,240         20,980           20,678             21,536
06/30/1996     21,571         21,307           20,988             21,825
07/31/1996     21,618         21,354           21,021             21,885
08/31/1996     21,593         21,328           20,981             21,848
09/30/1996     22,081         21,810           21,443             22,229
10/31/1996     22,646         22,369           21,979             22,721
11/30/1996     23,173         22,890           22,478             23,111
12/31/1996     22,877         22,597           22,177             22,896
01/31/1997     22,950         22,669           22,241             22,966
02/28/1997     22,994         22,712           22,270             23,023
03/31/1997     22,709         22,431           21,980             22,768
04/30/1997     23,110         22,828           22,354             23,109
05/31/1997     23,339         23,054           22,560             23,327
06/30/1997     23,605         23,317           22,803             23,604
07/31/1997     24,257         23,960           23,417             24,240
08/31/1997     24,039         23,745           23,190             24,034
09/30/1997     24,421         24,122           23,545             24,388
10/31/1997     24,704         24,402           23,801             24,742
11/30/1997     24,808         24,504           23,889             24,856
12/31/1997     25,088         24,781           24,142             25,106
01/31/1998     25,467         25,155           24,493             25,428
02/28/1998     25,388         25,077           24,402             25,408
03/31/1998     25,464         25,153           24,460             25,497
04/30/1998     25,553         25,241           24,534             25,630
05/31/1998     25,842         25,526           24,794             25,873
06/30/1998     26,085         25,766           25,012             26,092
07/31/1998     26,161         25,841           25,070             26,148
08/31/1998     26,566         26,241           25,443             26,573
09/30/1998     27,352         27,018           26,181             27,196
10/31/1998     27,161         26,829           25,979             27,052
11/30/1998     27,253         26,920           26,052             27,205
12/31/1998     27,409         27,073           26,182             27,287
01/31/1999     27,562         27,225           26,316             27,482
02/28/1999     27,044         26,713           25,808             27,002
03/31/1999     27,266         26,932           26,004             27,152
04/30/1999     27,391         27,056           26,106             27,238
05/31/1999     27,084         26,753           25,798             26,999
06/30/1999     27,030         26,700           25,730             26,913
07/31/1999     26,919         26,590           25,607             26,799
08/31/1999     26,933         26,603           25,602             26,785
09/30/1999     27,224         26,891           25,863             27,096
10/31/1999     27,305         26,971           25,925             27,196
11/30/1999     27,360         27,025           25,961             27,194
12/31/1999     27,207         26,874           25,798             27,063
01/31/2000     27,057         26,726           25,640             26,974
02/29/2000     27,379         27,044           25,930             27,300
03/31/2000     27,773         27,434           26,285             27,660
04/30/2000     27,687         27,349           26,188             27,581
05/31/2000     27,673         27,335           26,157             27,568
06/30/2000     28,249         27,904           26,682             28,142
07/31/2000     28,498         28,149           26,901             28,397
08/31/2000     28,937         28,583           27,297             28,809
09/30/2000     29,026         28,671           27,365             28,990
10/31/2000     29,200         28,843           27,510             29,182
11/30/2000     29,761         29,397           28,022             29,659
12/31/2000     30,356         29,985           28,563             30,209
01/31/2001     30,787         30,411           28,951             30,703
02/28/2001     31,074         30,694           29,203             30,971
03/31/2001     31,185         30,804           29,290             31,126
04/30/2001     30,886         30,508           28,992             30,997
05/31/2001     30,994         30,615           29,073             31,184
06/30/2001     31,069         30,689           29,125             31,302
07/31/2001     32,134         31,741           30,104             32,001
08/31/2001     32,520         32,122           30,444             32,368
09/30/2001     33,050         32,646           30,922             32,745
10/31/2001     33,744         33,331           31,553             33,430
11/30/2001     33,251         32,845           31,070             32,969
12/31/2001     33,085         32,680           30,896             32,760
01/31/2002     33,485         33,076           31,248             33,025
02/28/2002     33,944         33,529           31,658             33,345
03/31/2002     33,265         32,858           31,005             32,791
04/30/2002     33,994         33,578           31,666             33,426
05/31/2002     34,256         33,837           31,888             33,710
06/30/2002     34,334         33,914           31,942             34,002
07/31/2002     34,513         34,091           32,089             34,412
08/31/2002     35,079         34,650           32,592             34,994
09/30/2002     35,468         35,034           32,938             35,560
10/31/2002     35,454         35,020           32,905             35,398
11/30/2002     35,575         35,139           32,997             35,389
12/31/2002     36,293         35,849           33,641             36,120
01/31/2003     36,438         35,993           33,755             36,150
02/28/2003     36,941         36,489           34,200             36,651
03/31/2003     37,004         36,551           34,238             36,622
04/30/2003     37,415         36,957           34,598             36,925
05/31/2003     38,032         37,567           35,144             37,613
06/30/2003     38,005         37,541           35,099             37,538
07/31/2003     36,565         36,118           33,747             36,276
08/31/2003     36,861         36,410           34,000             36,517
09/30/2003     37,890         37,426           34,929             37,484
10/31/2003     37,624         37,164           34,660             37,134
11/30/2003     37,700         37,239           34,708             37,223
12/31/2003     38,129         37,663           35,080             37,602
01/31/2004     38,370         37,900           35,279             37,904
02/29/2004     38,803         38,329           35,657             38,314
03/31/2004     39,114         38,635           35,917             38,602
04/30/2004     38,202         37,735           35,059             37,597
05/31/2004     38,053         37,588           34,901             37,447
06/30/2004     38,217         37,750           35,027             37,658
07/31/2004     38,611         38,138           35,363             38,032
08/31/2004     39,360         38,878           36,028             38,757
09/30/2004     39,411         38,929           36,053             38,862
10/31/2004     39,793         39,306           36,381             39,188
11/30/2004     39,642         39,157           36,221             38,875
12/31/2004     39,904         39,415           36,435             39,233
01/31/2005     40,007         39,518           36,511             39,479
02/28/2005     39,843         39,356           36,340             39,247
03/31/2005     39,736         39,250           36,220             39,045
04/30/2005     40,328         39,834           36,734             39,573
05/31/2005     40,775         40,277           37,120             40,001
06/30/2005     40,967         40,466           37,272             40,219
07/31/2005     40,627         40,130           36,940             39,854
08/31/2005     41,159         40,656           37,402             40,365
09/30/2005     40,715         40,217           36,972             39,948
10/31/2005     40,336         39,843           36,606             39,632
11/30/2005     40,470         39,975           36,705             39,808
12/31/2005     40,863         40,363           37,036             40,186
01/31/2006     40,910         40,410           37,057             40,188
02/28/2006     41,034         40,532           37,148             40,322
03/31/2006     40,600         40,104           36,731             39,926
04/30/2006     40,612         40,116           36,720             39,854
05/31/2006     40,478         39,984           36,577             39,811
06/30/2006     40,438         39,944           36,515             39,895
07/31/2006     41,053         40,551           37,048             40,434
08/31/2006     41,640         41,131           37,556             41,053
09/30/2006     41,956         41,444           37,819             41,414

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,033.41	$1,029.60	$1,029.65	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.59	$8.40	$8.40	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $154,139) (g)		$154,348	0.2%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.654% due 11/24/2008 - 08/15/2013	$180,100	180,326	0.2%

General Electric Capital Corp.
4.250% - 8.125% due 06/22/2007 - 05/05/2026	1,703,152	1,706,557	1.7%

HBOS Treasury Services PLC
5.547% due 07/17/2009	39,000	39,038	0.0%

Unicredito Italiano NY
5.360% - 5.398% due 09/11/2007 - 12/03/2007	67,000	67,026	0.1%

Other Banking & Finance (g)		10,734,587	11.0%

Total Banking & Finance		12,727,534	13.0%

INDUSTRIALS
Total Industrials (g)		3,024,790	3.1%

UTILITIES
Total Utilities (g)		1,417,095	1.5%

Total Corporate Bonds & Notes (Cost $17,057,331)		17,169,419	17.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $800,601) (g)		879,055	0.9%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	1,027,358	988,140	1.0%
5.000% due 10/01/2036	4,273,659	4,108,054	4.2%
5.000% due 11/01/2036	1,943,000	1,867,103	1.9%
5.500% due 04/01/2034	830,950	821,145	0.9%
5.500% due 05/01/2034	2,246,787	2,220,311	2.3%
5.500% due 09/01/2034	1,324,663	1,307,987	1.3%
5.500% due 11/01/2034	1,500,137	1,481,253	1.5%
5.500% due 12/01/2034	392,482	387,541	0.4%
5.500% due 01/01/2035	1,386,095	1,368,391	1.4%
5.500% due 02/01/2035	2,968,285	2,930,228	3.0%
5.500% due 03/01/2035	1,405,234	1,385,923	1.4%
5.500% due 04/01/2035	1,439,923	1,419,933	1.5%
5.500% due 05/01/2035	1,214,615	1,197,659	1.2%
5.500% due 06/01/2035	1,053,326	1,038,589	1.1%
5.500% due 07/01/2035	873,367	861,160	0.9%
5.500% due 08/01/2035	783,969	772,995	0.8%
5.500% due 09/01/2035	827,343	815,761	0.8%
5.500% due 10/01/2035	624,949	616,201	0.6%
5.500% due 01/01/2036	2,068,126	2,039,172	2.1%
5.500% due 04/01/2036	1,117,831	1,101,715	1.1%
5.500% due 05/01/2036	1,339,162	1,319,814	1.4%
5.500% due 06/01/2036	1,294,788	1,276,079	1.3%
5.500% due 10/01/2036	5,479,113	5,398,646	5.5%
6.000% due 10/01/2036	515,900	518,319	0.5%
0.000% - 1122.425% due 01/01/2007 - 01/25/2048 (a)(b)(e)	10,550,679	10,425,185	10.7%

8	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
Freddie Mac
3.500% - 1007.500% due 01/01/2007 - 02/25/2045		$2,044,450	$2,052,908	2.1%

Other U.S. Government Agencies (g)			847,729	0.9%

Total U.S. Government Agencies (Cost $50,847,487)			50,567,941	51.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		756,561	768,974	0.8%
3.625% - 4.250% due 01/15/2010 - 04/15/2028		305,481	378,421	0.4%

U.S. Treasury Notes
3.000% due 02/15/2008		45	44	0.0%
4.500% due 09/30/2011		1,000,000	996,485	1.0%

Total U.S. Treasury Obligations (Cost $2,186,880)			2,143,924	2.2%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,355,822) (g)			3,342,847	3.4%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $4,220,890) (g)			4,196,893	4.3%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $243,665) (g)			267,646	0.3%

FOREIGN CURRENCY-DENOMINATED ISSUES
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	12,824	0.0%

Other Foreign Currency-Denominated Issues (g)			430,023	0.5%

Total Foreign Currency-Denominated Issues (Cost $366,568)			442,847	0.5%

PREFERRED STOCKS
Total Preferred Stocks (Cost $40,566) (g)			40,446	0.0%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,940	0.6%

Citibank New York N.A.
5.300% - 5.460% due 10/27/2006 - 12/28/2006		1,699,400	1,699,400	1.7%

Unicredito Italiano NY
5.350% - 5.485% due 10/10/2006 - 03/01/2007		1,203,000	1,203,001	1.2%

Other Certificates of Deposit (g)			79,006	0.1%

Total Certificates of Deposit			3,538,347	3.6%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.240% - 5.265% due 10/02/2006 - 01/08/2007		805,570	799,434	0.8%

Bank of America Corp.
5.235% - 5.385% due 10/10/2006 - 01/12/2007		838,800	830,920	0.8%

See Accompanying Notes	Semiannual Report	September 30, 2006	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
CBA (de) Finance
5.240% - 5.260% due 10/18/2006 - 12/18/2006	$547,700	$545,602	0.5%

Citigroup Funding, Inc.
5.255% - 5.290% due 10/18/2006 - 12/19/2006	681,900	676,562	0.7%

Danske Corp.
5.250% - 5.400% due 10/02/2006 - 01/18/2007	480,473	476,524	0.5%

Fannie Mae
5.063% - 5.310% due 10/11/2006 - 01/10/2007	152,298	151,266	0.2%

Freddie Mac
4.894% - 5.403% due 10/02/2006 - 02/06/2007	110,774	110,335	0.1%

General Electric Capital Corp.
5.240% - 5.370% due 10/10/2006 - 01/18/2007	1,041,000	1,026,158	1.0%

HBOS Treasury Services PLC
5.230% - 5.380% due 10/05/2006 - 01/29/2007	1,005,117	1,000,819	1.0%

Rabobank USA Financial Corp.
5.270% - 5.360% due 10/02/2006 - 10/03/2006	1,141,700	1,141,698	1.2%

Societe Generale N.A.
5.245% - 5.380% due 10/10/2006 - 01/31/2007	1,221,900	1,219,997	1.3%

UBS Finance Delaware LLC
5.205% - 5.380% due 10/02/2006 - 01/26/2007	2,027,300	2,004,874	2.1%

Wells Fargo Bank N.A.
5.260% - 5.270% due 10/03/2006 - 11/03/2006	1,160,100	1,160,100	1.2%

Westpac Capital Corp.
5.250% - 5.380% due 10/11/2006 - 01/18/2007	516,900	511,061	0.5%

Westpac Trust Securities NZ Ltd.
5.235% - 5.380% due 10/11/2006 - 12/28/2006	587,600	585,829	0.6%

Other Commercial Paper (g)		4,181,615	4.3%

Total Commercial Paper		16,422,794	16.8%

REPURCHASE AGREEMENTS
Credit Suisse First Boston
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.500% due 02/15/2009 - 11/15/2012 valued at $1,942,075. Repurchase proceeds are $1,891,496.)	1,890,700	1,890,700	1.9%

Lehman Brothers, Inc.
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $4,285 and U.S. Treasury Bonds 6.250% - 8.750% due 08/15/2020 - 08/15/2023 valued at $614,850. Repurchase proceeds are $602,954.)	602,700	602,700	0.6%

UBS Warburg LLC
5.070% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.625% due 02/15/2027 valued at $78,900; U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $10,995 and U.S. Treasury Strips 0.000% due 02/15/2027 - 02/15/2036 valued at $685,100. Repurchase proceeds are $749,316.)	749,000	749,000	0.8%

Total Repurchase Agreements		3,242,400	3.3%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 10/02/2006 (Dated 09/29/2006. Collateralized by Fannie Mae 2.350% - 2.710% due 11/03/2006 - 04/05/2007 valued at $151,398; Federal Home Loan Bank 4.250% - 7.610% due 10/05/2006 - 04/16/2007 valued at $250,730; Freddie Mac 4.364% due 03/13/2007 valued at $49,000; and U.S. Treasury Notes 3.625% - 4.000% due 11/15/2012 - 02/15/2015 valued at $40,645. Repurchase proceeds are $482,324.)		$482,127	$482,127	0.5%

BELGIUM TREASURY BILLS
Total Belgium Treasury Bills (g)			44,728	0.1%

FRANCE TREASURY BILLS
France Treasury Bills
2.776% - 3.100% due 10/05/2006 - 02/01/2007	EUR	2,792,040	3,524,361	3.6%

Total France Treasury Bills			3,524,361	3.6%

GERMANY TREASURY BILLS
Germany Treasury Bills
2.775% - 3.090% due 10/18/2006 - 01/17/2007		1,793,370	2,265,859	2.3%

Total Germany Treasury Bills			2,265,859	2.3%

NETHERLANDS TREASURY BILLS
Netherlands Treasury Bills
2.811% - 3.067% due 10/31/2006 - 11/30/2006		1,011,860	1,280,016	1.3%

Total Netherlands Treasury Bills			1,280,016	1.3%

SPAIN TREASURY BILLS
Total Spain Treasury Bills (g)			13,423	0.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
4.615% - 5.035% due 10/19/2006 - 12/14/2006 (d)(h)		$965,490	955,166	1.0%

Total U.S. Treasury Bills			955,166	1.0%

Total Short-Term Instruments (Cost $31,792,716)			31,769,221	32.5%

PURCHASED OPTIONS (j)
(Cost $307,951)			464,734	0.5%

Total Investments (Cost $111,374,616) (f)			$111,439,321	114.2%

Written Options (Premiums $356,541) (k)			(585,898)	(0.6%)

Other Assets and Liabilities (Net)			(13,268,617)	(13.6%)

Net Assets			$97,584,806	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains interest only securities.
(b)	The grouping contains principal only securities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $184,206 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

See Accompanying Notes	Semiannual Report	September 30, 2006	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

(e)	Securities with an aggregate market value of $610,275 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $906,401 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2006.
(h)	Securities with an aggregate market value of $648,230 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	129,385	$(165,946)
90-Day Eurodollar December Futures	Long	12/2007	132,378	60,467
90-Day Eurodollar December Futures	Long	12/2008	207	260
90-Day Eurodollar June Futures	Long	06/2007	155,086	(28,141)
90-Day Eurodollar June Futures	Long	06/2008	5,248	3,085
90-Day Eurodollar March Futures	Long	03/2007	170,121	(87,463)
90-Day Eurodollar March Futures	Long	03/2008	46,327	32,612
90-Day Eurodollar September Futures	Long	09/2007	130,519	16,321
90-Day Eurodollar September Futures	Long	09/2008	3,307	1,071
Euro-Bobl 5-Year Note Futures	Long	12/2006	5,998	2,103
Euro-Bund 10-Year Note Futures	Long	12/2006	4,193	3,601
U.S. Treasury 5-Year Note December Futures	Long	12/2006	14,381	9,986
U.S. Treasury 10-Year Note December Futures	Long	12/2006	7,639	7,335
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	3,105	5,589
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	10,790	3,844
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	3,043	(3,701)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	3,640	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,112	679
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4,112	1,534
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	6,414	1,289
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,482	442

				$(134,758)

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,849,000	$114
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006		$20,000	219
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007		25,000	354
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	50

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	$2,500	$8
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	0
Bank of America	Harrah’s Operating Co., Inc. 7.500% due 01/15/2009	Buy	(0.500%	)	03/20/2009	10,600	0
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009	5,000	8
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	50,000	222
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	50,000	201
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	5,000	537
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	10,600	(37)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	(5)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	(2)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		12/20/2006	15,000	46
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	30,000	128
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%		03/20/2007	25,000	351
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	10,000	197
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	23,000	521
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	800	19
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	234
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	39
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(8)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(32)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	(2)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	(15)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	18
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	436
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.130%	)	06/20/2011	10,000	(515)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%		12/20/2006	26,100	128
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007	20,000	102

See Accompanying Notes	Semiannual Report	September 30, 2006	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	$10,000	$315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	260
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	435
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	208
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	120
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%		12/20/2006	15,000	177
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	10,000	70
Deutsche Bank AG	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	200,000	(1,319)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	434
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	438
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	459
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	492
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	528
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.410%	)	06/20/2011	10,000	(622)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.400%	)	06/20/2011	10,000	(618)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.320%	)	06/20/2011	10,000	(587)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.120%	)	06/20/2011	10,000	(511)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.100%	)	06/20/2011	10,000	(503)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	937
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.200%	)	09/20/2011	25,000	(370)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		12/20/2006	3,630	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		12/20/2006	3,600	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		12/20/2006	5,600	73
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	303
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	41
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	60

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	$5,000	$435
Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	595,300	(4,864)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	538
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	50,000	48
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	45
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	8
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.160%		11/20/2006	20,000	12
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007	4,600	25
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	115
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,500	85
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	647
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	211
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	245
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(6)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	565
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	636
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.450%	)	06/20/2011	10,000	(637)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.250%	)	06/20/2011	15,000	(841)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(9)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	70
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	41
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	17
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.160%		11/20/2006	20,000	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.270%		11/20/2006	20,000	27

See Accompanying Notes	Semiannual Report	September 30, 2006	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%		03/20/2007	$15,000	$290
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		03/20/2007	10,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	5,000	15
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	43
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	104
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	197
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	131
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	5,900	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	50,000	(651)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	441
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	538
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	110
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	317
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	(177)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	(20)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	245
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	9.150%		12/20/2006	10,000	217
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	89
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(6)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	20
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	148
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	1
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		12/20/2006	23,000	248

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	$20,000	$85
Morgan Stanley	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%		02/26/2007	103,300	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	165
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	456
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	21
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	42
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010	1,300	(24)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	10,000	(247)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	438
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	681
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	20,000	(1,044)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(11)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	96
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	(19)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	(5)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(16)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(1)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	12,300	134
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		12/20/2006	15,000	44
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%		03/20/2007	40,000	782
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	123
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	245
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	152

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	$5,000	$27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	215
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	646
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	219
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	824
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,121
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.500%	)	06/20/2011	25,000	(1,641)
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	25,000	(1,305)
UBS AG	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	167,500	(1,691)

							$3,593

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010	BRL	124,738	$0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	463
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	568
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100,000	778
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		746,400	34,908
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	633
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	702,200	(7,370)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		442,880	(6,266)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	(194)
HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(6,286)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(2,519)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(3,009)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	7
UBS AG	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(4,881)
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	(86)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		360,000	(158)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016	MXN	483,200	$181
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$280,500	15,330
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		2,037,500	19,054
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		137,600	2,238
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	240
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036		75,000	3,432
Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		25,000	1,213
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,013,000	(2,005)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		235,000	13,955
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		286,500	15,919
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		182,300	5,408
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	441
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		715,300	34,167
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		48,000	769
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		175,000	7,516
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		205,300	3,286
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		66,400	1,970
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		187,600	367
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		175,000	7,246
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016		170,700	5,066
Royal Bank of Canada	3-month USD-LIBOR	Pay	5.000%	12/20/2013		212,100	6,035
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036		75,000	2,200
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	2,247
Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		50,000	2,413

							$155,276

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	25,205	$239	$157
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	63,487	603	397
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	18,522	176	116
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	28,316	269	177
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	8,529	81	53
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	6,511	62	41
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	426
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	70,330	668	439
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	11,030	105	69
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	156
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	209
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	250
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	266

				$4,189	$2,756

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$5,410
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	25,405
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	16,328
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	11,613
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	2,486
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	1,599
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	3,715
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$2,833,000	4,298	4,439
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,786,000	6,965	6,408
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		1,078,300	5,499	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		399,000	2,214	295
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.200%	05/09/2007		1,150,000	4,957	7,942
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,022,000	4,088	3,667
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		22,400	42	35
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		217,000	944	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		2,275,000	12,626	1,684
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,414,000	6,618	5,073
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		3,781,400	12,715	19,678
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		5,237,800	22,837	36,172
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/23/2007		4,417,000	19,324	31,520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		4,539,700	19,975	36,322
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		4,463,000	21,422	52,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		2,337,600	9,672	9,672
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		11,981,000	63,009	100,209

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	$6,289,700	$24,247	$62,344
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	929,400	1,464	1,456
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	2,358,000	6,072	10,953
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	7,017

							$303,709	$463,606

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2036	$89.000	10/05/2006	$450,000	$53	$0

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$280,000	$0	$(1,628)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	100	$18	$69
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	29,183	21,000	55,174
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	100	36	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	12,727	4,663	199
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	14,280	4,527	223
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	8,516
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	2,922	1,598	822
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	4,214

				$41,803	$69,218

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$6,162
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	32,384
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	19,735
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	14,767
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	2,172
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,656	23,428
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	1,391
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	3,463
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,220,000	4,420	8,261
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,238
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	380
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		500,000	5,119	8,535
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		439,000	4,236	3,566
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		93,000	928	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		90,000	1,074	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	2,160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		609,000	6,779	4,947
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,643,900	12,989	22,826
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		2,291,500	23,638	39,116
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007		1,884,000	18,840	31,998
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		1,974,000	20,076	36,525
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		1,940,000	21,437	52,642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		1,015,100	10,608	10,608
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		5,207,000	62,924	103,723

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	60,539
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	398,200	1,558	2,696
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	1,020,700	6,277	12,365
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,256	6,920

							$314,738	$517,547

Straddle Options - Short Positions
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$280,000	$0	$(867)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(l)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$587	$564	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	2,034	1,999	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	509	496	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	57	55	0.00%
Morgan Stanley Warehouse Facilities	1.390%	10/30/2006	06/28/2004	234,600	234,600	0.24%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	714	701	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,697	2,765	0.01%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	178	175	0.00%

				$242,201	$242,669	0.25%

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	334,220	10/2006	$0	$(1,740)	$(1,740)
Buy	CNY	742,913	03/2007	0	(723)	(723)
Sell	EUR	5,814,143	10/2006	43,919	0	43,919
Sell	GBP	39,346	10/2006	1,088	0	1,088
Buy	INR	756,651	11/2006	0	(243)	(243)

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		730,634	02/2007	$262	$0	$262
Buy		1,199,042	03/2007	108	0	108
Buy	JPY	308,976,331	11/2006	0	(82,055)	(82,055)
Buy	KRW	18,851,061	11/2006	388	0	388
Buy		33,866,800	12/2006	247	0	247
Buy		51,111,397	02/2007	849	0	849
Buy		26,381,168	03/2007	313	0	313
Buy		133,131,382	05/2007	0	(687)	(687)
Sell	NZD	58,583	10/2006	955	0	955
Buy	RUB	1,334,574	12/2006	31	(2)	29
Buy		995,618	01/2007	1	(20)	(19)
Buy		3,404,488	03/2007	30	(76)	(46)
Buy	SGD	43,496	10/2006	0	(247)	(247)
Sell		15,471	10/2006	4	0	4
Buy		155,184	11/2006	0	(18)	(18)
Buy		15,471	01/2007	0	(4)	(4)
Buy		29,795	03/2007	0	(42)	(42)
Buy	TWD	577,873	10/2006	0	(139)	(139)
Buy		311,248	12/2006	0	(465)	(465)
Buy		2,889,854	02/2007	0	(1,987)	(1,987)

				$48,195	$(88,448)	$(40,253)

24	PIMCO Funds	See Accompanying Notes

[This Page Intentionally Left Blank]

Semiannual Report	September 30, 2006	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class A
09/30/2006+	$10.33	$0.22	$0.12	$0.34	$(0.22)	$0.00
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)
03/31/2005	10.94	0.21	(0.03)	0.18	(0.22)	(0.33)
03/31/2004	10.79	0.24	0.36	0.60	(0.27)	(0.18)
03/31/2003	10.41	0.39	0.75	1.14	(0.41)	(0.35)
03/31/2002	10.52	0.49	0.20	0.69	(0.50)	(0.30)
Class B
09/30/2006+	$10.33	$0.18	$0.12	$0.30	$(0.18)	$0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
03/31/2002	10.52	0.41	0.20	0.61	(0.42)	(0.30)
Class C
09/30/2006+	$10.33	$0.18	$0.12	$0.30	$(0.18)	$0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
03/31/2002	10.52	0.41	0.20	0.61	(0.42)	(0.30)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

26	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.22)	$10.45	3.34%	$11,412,730	0.90	%*	0.90	%*	4.24	%*	137%
(0.02)	(0.47)	10.33	2.17	10,426,405	0.90		0.90		3.61		325
0.00	(0.55)	10.57	1.60	9,059,096	0.90		0.90		1.94		470
0.00	(0.45)	10.94	5.70	8,777,466	0.90		0.90		2.23		273
0.00	(0.76)	10.79	11.25	7,863,675	0.90		0.90		3.65		234
0.00	(0.80)	10.41	6.65	4,749,826	0.90		0.90		4.62		445

$0.00	$(0.18)	$10.45	2.96%	$1,449,897	1.65	%*	1.65	%*	3.49	%*	137%
(0.02)	(0.39)	10.33	1.41	1,604,106	1.65		1.65		2.83		325
0.00	(0.46)	10.57	0.84	1,963,136	1.65		1.65		1.18		470
0.00	(0.37)	10.94	4.91	2,422,998	1.65		1.65		1.50		273
0.00	(0.68)	10.79	10.42	2,655,908	1.65		1.65		2.89		234
0.00	(0.72)	10.41	5.85	1,703,960	1.65		1.65		3.83		445

$0.00	$(0.18)	$10.45	2.96%	$2,461,294	1.65	%*	1.65	%*	3.50	%*	137%
(0.02)	(0.39)	10.33	1.41	2,458,316	1.65		1.65		2.85		325
0.00	(0.46)	10.57	0.84	2,548,509	1.65		1.65		1.18		470
0.00	(0.37)	10.94	4.91	3,011,932	1.65		1.65		1.50		273
0.00	(0.68)	10.79	10.41	3,303,225	1.65		1.65		2.88		234
0.00	(0.72)	10.41	5.85	1,979,410	1.65		1.65		3.83		445

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Statement of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$111,439,321
Cash	32,659
Foreign currency, at value	161,315
Receivable for investments sold	2,938,353
Receivable for Fund shares sold	257,269
Interest and dividends receivable	430,978
Variation margin receivable	7,756
Swap premiums paid	157,846
Unrealized appreciation on forward foreign currency contracts	48,195
Unrealized appreciation on swap agreements	211,178
115,684,870
Liabilities:
Payable for investments purchased	16,213,532
Payable for investments purchased on a delayed-delivery basis	408,266
Payable for Fund shares redeemed	332,592
Dividends payable	52,144
Written options outstanding	585,898
Accrued investment advisory fee	20,543
Accrued administration fee	17,873
Accrued distribution fee	6,258
Accrued servicing fee	4,009
Variation margin payable	51,619
Swap premiums received	266,573
Unrealized depreciation on forward foreign currency contracts	88,448
Unrealized depreciation on swap agreements	52,309
18,100,064
Net Assets	$97,584,806
Net Assets Consist of:
Paid in capital	$98,266,495
(Overdistributed) net investment income	(149,406)
Accumulated undistributed net realized (loss)	(351,958)
Net unrealized (depreciation)	(180,325)
$97,584,806
Net Assets:
Class A	$11,412,730
Class B	1,449,897
Class C	2,461,294
Other Classes	82,260,885
Shares Issued and Outstanding:
Class A	1,092,259
Class B	138,763
Class C	235,559
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.45
Class B	10.45
Class C	10.45
Cost of Investments Owned	$111,374,616
Cost of Foreign Currency Held	$161,513
Premiums Received on Written Options	$356,541

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

28	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$2,431,259
Dividends, net of foreign taxes	1,187
Miscellaneous income	650
Total Income	2,433,096

Expenses:
Investment advisory fees	117,672
Administration fees	102,240
Distribution fees - Class B	5,618
Distribution fees - Class C	9,012
Servicing fees - Class A	13,379
Servicing fees - Class B	1,873
Servicing fees - Class C	3,004
Distribution and/or servicing fees - Other Classes	28,534
Trustees' fees	102
Miscellaneous expense	81
Total Expenses	281,515

Net Investment Income	2,151,581

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(138,877)
Net realized (loss) on futures contracts, options and swaps	(442,649)
Net realized gain on foreign currency transactions	365,918
Net change in unrealized appreciation on investments	1,104,009
Net change in unrealized appreciation on futures contracts, options and swaps	353,624
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(79,249)
Net Gain	1,162,776

Net Increase in Net Assets Resulting from Operations	$3,314,357

*Includes foreign tax withholding of $2.

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Increase in Net Assets from:
Operations:
Net investment income	$2,151,581	$3,466,319
Net realized gain (loss)	(215,608)	62,853
Net change in unrealized appreciation (depreciation)	1,378,384	(1,607,729)
Net increase resulting from operations	3,314,357	1,921,443
Distributions to Shareholders:
From net investment income
Class A	(229,956)	(343,954)
Class B	(26,590)	(49,934)
Class C	(42,778)	(70,293)
Other Classes	(1,866,894)	(2,917,762)
From net realized capital gains
Class A	0	(78,376)
Class B	0	(13,793)
Class C	0	(19,984)
Other Classes	0	(598,739)
Tax basis return of capital
Class A	0	(14,995)
Class B	0	(2,796)
Class C	0	(3,915)
Other Classes	0	(114,064)
Total Distributions	(2,166,218)	(4,228,605)
Fund Share Transactions:
Receipts for shares sold
Class A	2,197,684	4,441,314
Class B	55,264	120,406
Class C	264,647	550,560
Other Classes	9,578,623	24,325,360
Issued as reinvestment of distributions
Class A	163,300	309,294
Class B	17,806	44,694
Class C	26,774	59,558
Other Classes	1,662,927	3,231,511
Cost of shares redeemed
Class A	(1,511,345)	(3,132,103)
Class B	(243,654)	(485,854)
Class C	(316,843)	(639,966)
Other Classes	(8,997,058)	(14,373,673)
Net increase resulting from Fund share transactions	2,898,125	14,451,101
Fund Redemption Fee	549	771
Total Increase in Net Assets	4,046,813	12,144,710
Net Assets:
Beginning of period	93,537,993	81,393,283
End of period*	$97,584,806	$93,537,993
*Including (overdistributed) net investment income of:	$(149,406)	$(134,769)

30	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	September 30, 2006	31

Notes to Financial Statements  (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

32	PIMCO Funds

(Unaudited) September 30, 2006

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CAD	Canadian Dollar	KRW	South Korean Won
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
DEM	German Mark	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great Britain Pound	SGD	Singapore Dollar
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen

(g) Forward Currency Transactions  The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a

Semiannual Report	September 30, 2006	33

Notes to Financial Statements  (Cont.)

future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

34	PIMCO Funds

(Unaudited) September 30, 2006

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Semiannual Report	September 30, 2006	35

Notes to Financial Statements  (Cont.)

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of

36	PIMCO Funds

(Unaudited) September 30, 2006

credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(q) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed

Semiannual Report	September 30, 2006	37

Notes to Financial Statements  (Cont.)

by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Fund’s annual financial statements for the year ending March 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection

38	PIMCO Funds

(Unaudited) September 30, 2006

with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution fees and servicing fees at effective rates as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $3,003,755 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	September 30, 2006	39

Notes to Financial Statements  (Cont.)

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Fund engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$126,438	$0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$99,085,685	$104,222,811	$12,138,792	$5,130,691

40	PIMCO Funds

(Unaudited) September 30, 2006

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP 1,893,000	EUR 0	$289,868
Sales	198,948	23,151,300	371,300	3,461,000	329,256
Closing Buys	(100,517)	(9,196,400)	(118,900)	0	(119,018)
Expirations	(131,173)	(4,347,000)	0	0	(54,307)
Exercised	(109,635)	0	0	0	(89,258)
Balance at 09/30/2006	73,205	$25,432,300	GBP 2,145,400	EUR 3,461,000	$356,541

8.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation of investment securities for federal income tax purposes is as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
$796,353	$(731,648)	$64,705

(1) Primary differences, if any, between book and tax net unrealized appreciation are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2006	41

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	213,564	$2,197,684	419,397	$4,441,314
Class B	5,365	55,264	11,342	120,406
Class C	25,678	264,647	51,895	550,560
Other Classes	930,798	9,578,623	2,293,950	24,325,360
Issued as reinvestment of
Class A	15,833	163,300	29,281	309,294
Class B	1,727	17,806	4,229	44,694
Class C	2,596	26,774	5,639	59,558
Other Classes	161,259	1,662,927	305,846	3,231,511
Cost of shares redeemed
Class A	(146,952)	(1,511,345)	(295,576)	(3,132,103)
Class B	(23,683)	(243,654)	(45,869)	(485,854)
Class C	(30,800)	(316,843)	(60,460)	(639,966)
Other Classes	(875,179)	(8,997,058)	(1,357,799)	(14,373,673)
Net increase resulting from Fund share transactions	280,206	$2,898,125	1,361,875	$14,451,101

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage

42	PIMCO Funds

(Unaudited) September 30, 2006

transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Semiannual Report	September 30, 2006	43

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

44	PIMCO Funds

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s

Semiannual Report	September 30, 2006	45

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

46	PIMCO Funds

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2006	47

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P. O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

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AZ053SA_15904

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

PIMCO Total Return Fund

Share Class	Contents

D	Chairman’s Letter	3

	Important Information About the Total Return Fund	4

	Management Review	6

	Performance Summary	7

	Summary Schedule of Investments	8

	Financial Highlights	26

	Statement of Assets and Liabilities	28

	Statement of Operations	29

	Statements of Changes in Net Assets	30

	Notes to Financial Statements	31

	Approval of Renewal of Investment Advisory Contract and Administration Agreement	44

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for PIMCO Total Return Fund covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: high yield risk, emerging markets risk, derivatives risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Cumulative Return chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results are not indicative of future performance.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at 1-866-746-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

4	PIMCO Funds

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO Total Return Fund	Class D:	PTTDX

Portfolio Insights

•	The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s above-benchmark duration for the period contributed to relative performance as intermediate and long yields fell during the six-month period.

•	An emphasis on short and intermediate maturities detracted from performance as short-term maturities underperformed longer-dated maturities.

•	Above benchmark exposure to mortgage-backed securities contributed to performance as mortgage-backed securities outperformed like-duration Treasuries.

•	An underweight to corporate securities detracted from returns as this sector outperformed like-duration Treasuries.

•	An allocation to non-U.S. government securities detracted from returns as interest rates in the U.S. fell more than in other developed countries, as domestic economic growth began to slow during the period.

•	Exposure to foreign currencies detracted from returns as the euro, the Japanese yen and the British pound depreciated relative to the U.S. dollar.

•	A small allocation to emerging market bonds added modestly to performance, as they outperformed relative to Treasuries.

•	A tactical allocation to municipal bonds detracted from performance as municipal yields lagged the movement in Treasury yields over the period.

Allocation Breakdown*

U.S. Government Agencies	45.4%
Short-Term Instruments	28.5%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	3.8%
Mortgage-Backed Securities	3.0%
Other	3.9%

* % of total investments as of 09/30/06

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class D	3.42%	3.21%	5.04%	6.79%	8.04%
Lehman Brothers Aggregate Bond Index	3.73%	3.67%	4.81%	6.42%	7.57%
Lipper Intermediate Investment Grade Debt Fund Average	3.30%	3.15%	4.24%	5.66%	7.03%

* Cumulative return

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO Total Return Fund Class D     Lehman Brothers Aggregate Bond Index
                 -------------------------------     ------------------------------------
05/31/1987              $10,000                                   $10,000
06/30/1987               10,125                                    10,138
07/31/1987               10,098                                    10,130
08/31/1987               10,072                                    10,076
09/30/1987                9,819                                     9,861
10/31/1987               10,129                                    10,212
11/30/1987               10,201                                    10,294
12/31/1987               10,291                                    10,434
01/31/1988               10,708                                    10,801
02/29/1988               10,828                                    10,929
03/31/1988               10,729                                    10,827
04/30/1988               10,671                                    10,768
05/31/1988               10,615                                    10,696
06/30/1988               10,867                                    10,954
07/31/1988               10,849                                    10,897
08/31/1988               10,899                                    10,925
09/30/1988               11,103                                    11,172
10/31/1988               11,275                                    11,383
11/30/1988               11,172                                    11,244
12/31/1988               11,218                                    11,257
01/31/1989               11,354                                    11,419
02/28/1989               11,279                                    11,336
03/31/1989               11,330                                    11,385
04/30/1989               11,580                                    11,624
05/31/1989               11,859                                    11,929
06/30/1989               12,256                                    12,292
07/31/1989               12,512                                    12,554
08/31/1989               12,293                                    12,368
09/30/1989               12,352                                    12,431
10/31/1989               12,645                                    12,737
11/30/1989               12,752                                    12,858
12/31/1989               12,775                                    12,893
01/31/1990               12,558                                    12,740
02/28/1990               12,588                                    12,781
03/31/1990               12,575                                    12,790
04/30/1990               12,394                                    12,673
05/31/1990               12,797                                    13,048
06/30/1990               13,011                                    13,258
07/31/1990               13,219                                    13,441
08/31/1990               13,007                                    13,261
09/30/1990               13,018                                    13,371
10/31/1990               13,195                                    13,541
11/30/1990               13,525                                    13,832
12/31/1990               13,759                                    14,048
01/31/1991               13,892                                    14,222
02/28/1991               14,083                                    14,343
03/31/1991               14,257                                    14,442
04/30/1991               14,487                                    14,598
05/31/1991               14,591                                    14,684
06/30/1991               14,610                                    14,676
07/31/1991               14,817                                    14,880
08/31/1991               15,216                                    15,202
09/30/1991               15,572                                    15,510
10/31/1991               15,728                                    15,682
11/30/1991               15,860                                    15,826
12/31/1991               16,396                                    16,296
01/31/1992               16,258                                    16,074
02/29/1992               16,398                                    16,179
03/31/1992               16,331                                    16,088
04/30/1992               16,412                                    16,204
05/31/1992               16,749                                    16,510
06/30/1992               16,957                                    16,737
07/31/1992               17,367                                    17,078
08/31/1992               17,511                                    17,251
09/30/1992               17,784                                    17,456
10/31/1992               17,624                                    17,224
11/30/1992               17,635                                    17,228
12/31/1992               17,940                                    17,502
01/31/1993               18,266                                    17,838
02/28/1993               18,670                                    18,150
03/31/1993               18,775                                    18,226
04/30/1993               18,934                                    18,353
05/31/1993               18,974                                    18,376
06/30/1993               19,382                                    18,709
07/31/1993               19,496                                    18,815
08/31/1993               19,935                                    19,145
09/30/1993               20,011                                    19,197
10/31/1993               20,149                                    19,269
11/30/1993               19,967                                    19,105
12/31/1993               20,129                                    19,209
01/31/1994               20,369                                    19,468
02/28/1994               20,000                                    19,130
03/31/1994               19,572                                    18,658
04/30/1994               19,374                                    18,509
05/31/1994               19,277                                    18,507
06/30/1994               19,202                                    18,466
07/31/1994               19,592                                    18,832
08/31/1994               19,643                                    18,856
09/30/1994               19,390                                    18,578
10/31/1994               19,362                                    18,562
11/30/1994               19,361                                    18,521
12/31/1994               19,349                                    18,648
01/31/1995               19,691                                    19,017
02/28/1995               20,148                                    19,470
03/31/1995               20,336                                    19,589
04/30/1995               20,687                                    19,863
05/31/1995               21,337                                    20,631
06/30/1995               21,320                                    20,783
07/31/1995               21,326                                    20,736
08/31/1995               21,651                                    20,986
09/30/1995               21,917                                    21,191
10/31/1995               22,243                                    21,466
11/30/1995               22,719                                    21,788
12/31/1995               23,106                                    22,094
01/31/1996               23,290                                    22,240
02/29/1996               22,718                                    21,854
03/31/1996               22,536                                    21,702
04/30/1996               22,437                                    21,580
05/31/1996               22,372                                    21,536
06/30/1996               22,725                                    21,825
07/31/1996               22,780                                    21,885
08/31/1996               22,754                                    21,848
09/30/1996               23,271                                    22,229
10/31/1996               23,869                                    22,721
11/30/1996               24,428                                    23,111
12/31/1996               24,117                                    22,896
01/31/1997               24,202                                    22,966
02/28/1997               24,250                                    23,023
03/31/1997               23,950                                    22,768
04/30/1997               24,376                                    23,109
05/31/1997               24,620                                    23,327
06/30/1997               24,903                                    23,604
07/31/1997               25,592                                    24,240
08/31/1997               25,365                                    24,034
09/30/1997               25,771                                    24,388
10/31/1997               26,075                                    24,742
11/30/1997               26,189                                    24,856
12/31/1997               26,491                                    25,106
01/31/1998               26,896                                    25,428
02/28/1998               26,815                                    25,408
03/31/1998               26,898                                    25,497
04/30/1998               26,998                                    25,630
05/31/1998               27,306                                    25,873
06/30/1998               27,565                                    26,092
07/31/1998               27,650                                    26,148
08/31/1998               28,085                                    26,573
09/30/1998               28,919                                    27,196
10/31/1998               28,716                                    27,052
11/30/1998               28,817                                    27,205
12/31/1998               28,987                                    27,287
01/31/1999               29,155                                    27,482
02/28/1999               28,613                                    27,002
03/31/1999               28,850                                    27,152
04/30/1999               28,986                                    27,238
05/31/1999               28,667                                    26,999
06/30/1999               28,612                                    26,913
07/31/1999               28,498                                    26,799
08/31/1999               28,515                                    26,785
09/30/1999               28,826                                    27,096
10/31/1999               28,915                                    27,196
11/30/1999               28,976                                    27,194
12/31/1999               28,817                                    27,063
01/31/2000               28,664                                    26,974
02/29/2000               29,011                                    27,300
03/31/2000               29,431                                    27,660
04/30/2000               29,343                                    27,581
05/31/2000               29,331                                    27,568
06/30/2000               29,944                                    28,142
07/31/2000               30,214                                    28,397
08/31/2000               30,682                                    28,809
09/30/2000               30,783                                    28,990
10/31/2000               30,971                                    29,182
11/30/2000               31,569                                    29,659
12/31/2000               32,203                                    30,209
01/31/2001               32,667                                    30,703
02/28/2001               32,974                                    30,971
03/31/2001               33,100                                    31,126
04/30/2001               32,788                                    30,997
05/31/2001               32,906                                    31,184
06/30/2001               32,989                                    31,302
07/31/2001               34,124                                    32,001
08/31/2001               34,540                                    32,368
09/30/2001               35,106                                    32,745
10/31/2001               35,847                                    33,430
11/30/2001               35,327                                    32,969
12/31/2001               35,154                                    32,760
01/31/2002               35,583                                    33,025
02/28/2002               36,074                                    33,345
03/31/2002               35,356                                    32,791
04/30/2002               36,134                                    33,426
05/31/2002               36,416                                    33,710
06/30/2002               36,503                                    34,002
07/31/2002               36,697                                    34,412
08/31/2002               37,302                                    34,994
09/30/2002               37,724                                    35,560
10/31/2002               37,712                                    35,398
11/30/2002               37,844                                    35,389
12/31/2002               38,613                                    36,120
01/31/2003               38,775                                    36,150
02/28/2003               39,314                                    36,651
03/31/2003               39,385                                    36,622
04/30/2003               39,826                                    36,925
05/31/2003               40,487                                    37,613
06/30/2003               40,462                                    37,538
07/31/2003               38,937                                    36,276
08/31/2003               39,256                                    36,517
09/30/2003               40,359                                    37,484
10/31/2003               40,081                                    37,134
11/30/2003               40,165                                    37,223
12/31/2003               40,627                                    37,602
01/31/2004               40,887                                    37,904
02/29/2004               41,353                                    38,314
03/31/2004               41,688                                    38,602
04/30/2004               40,725                                    37,597
05/31/2004               40,570                                    37,447
06/30/2004               40,749                                    37,658
07/31/2004               41,173                                    38,032
08/31/2004               41,976                                    38,757
09/30/2004               42,038                                    38,862
10/31/2004               42,450                                    39,188
11/30/2004               42,293                                    38,875
12/31/2004               42,581                                    39,233
01/31/2005               42,700                                    39,479
02/28/2005               42,529                                    39,247
03/31/2005               42,423                                    39,045
04/30/2005               43,059                                    39,573
05/31/2005               43,542                                    40,001
06/30/2005               43,751                                    40,219
07/31/2005               43,396                                    39,854
08/31/2005               43,974                                    40,365
09/30/2005               43,503                                    39,948
10/31/2005               43,103                                    39,632
11/30/2005               43,252                                    39,808
12/31/2005               43,678                                    40,186
01/31/2006               43,733                                    40,188
02/28/2006               43,871                                    40,322
03/31/2006               43,413                                    39,926
04/30/2006               43,430                                    39,854
05/31/2006               43,291                                    39,811
06/30/2006               43,252                                    39,895
07/31/2006               43,914                                    40,434
08/31/2006               44,551                                    41,053
09/30/2006               44,894                                    41,414

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,034.21	$1,021.31
Expenses Paid During Period†	$3.82	$3.80

† Expenses are equal to the annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $154,139) (g)		$154,348	0.2%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.654% due 11/24/2008 - 08/15/2013	$180,100	180,326	0.2%

General Electric Capital Corp.
4.250% - 8.125% due 06/22/2007 - 05/05/2026	1,703,152	1,706,557	1.7%

HBOS Treasury Services PLC
5.547% due 07/17/2009	39,000	39,038	0.0%

Unicredito Italiano NY
5.360% - 5.398% due 09/11/2007 - 12/03/2007	67,000	67,026	0.1%

Other Banking & Finance (g)		10,734,587	11.0%

Total Banking & Finance		12,727,534	13.0%

INDUSTRIALS
Total Industrials (g)		3,024,790	3.1%

UTILITIES
Total Utilities (g)		1,417,095	1.5%

Total Corporate Bonds & Notes (Cost $17,057,331)		17,169,419	17.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $800,601) (g)		879,055	0.9%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	1,027,358	988,140	1.0%
5.000% due 10/01/2036	4,273,659	4,108,054	4.2%
5.000% due 11/01/2036	1,943,000	1,867,103	1.9%
5.500% due 04/01/2034	830,950	821,145	0.9%
5.500% due 05/01/2034	2,246,787	2,220,311	2.3%
5.500% due 09/01/2034	1,324,663	1,307,987	1.3%
5.500% due 11/01/2034	1,500,137	1,481,253	1.5%
5.500% due 12/01/2034	392,482	387,541	0.4%
5.500% due 01/01/2035	1,386,095	1,368,391	1.4%
5.500% due 02/01/2035	2,968,285	2,930,228	3.0%
5.500% due 03/01/2035	1,405,234	1,385,923	1.4%
5.500% due 04/01/2035	1,439,923	1,419,933	1.5%
5.500% due 05/01/2035	1,214,615	1,197,659	1.2%
5.500% due 06/01/2035	1,053,326	1,038,589	1.1%
5.500% due 07/01/2035	873,367	861,160	0.9%
5.500% due 08/01/2035	783,969	772,995	0.8%
5.500% due 09/01/2035	827,343	815,761	0.8%
5.500% due 10/01/2035	624,949	616,201	0.6%
5.500% due 01/01/2036	2,068,126	2,039,172	2.1%
5.500% due 04/01/2036	1,117,831	1,101,715	1.1%
5.500% due 05/01/2036	1,339,162	1,319,814	1.4%
5.500% due 06/01/2036	1,294,788	1,276,079	1.3%
5.500% due 10/01/2036	5,479,113	5,398,646	5.5%
6.000% due 10/01/2036	515,900	518,319	0.5%
0.000% - 1122.425% due 01/01/2007 - 01/25/2048 (a)(b)(e)	10,550,679	10,425,185	10.7%

8	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
Freddie Mac
3.500% - 1007.500% due 01/01/2007 - 02/25/2045		$2,044,450	$2,052,908	2.1%

Other U.S. Government Agencies (g)			847,729	0.9%

Total U.S. Government Agencies (Cost $50,847,487)			50,567,941	51.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		756,561	768,974	0.8%
3.625% - 4.250% due 01/15/2010 - 04/15/2028		305,481	378,421	0.4%

U.S. Treasury Notes
3.000% due 02/15/2008		45	44	0.0%
4.500% due 09/30/2011		1,000,000	996,485	1.0%

Total U.S. Treasury Obligations (Cost $2,186,880)			2,143,924	2.2%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,355,822) (g)			3,342,847	3.4%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $4,220,890) (g)			4,196,893	4.3%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $243,665) (g)			267,646	0.3%

FOREIGN CURRENCY-DENOMINATED ISSUES
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	12,824	0.0%

Other Foreign Currency-Denominated Issues (g)			430,023	0.5%

Total Foreign Currency-Denominated Issues (Cost $366,568)			442,847	0.5%

PREFERRED STOCKS
Total Preferred Stocks (Cost $40,566) (g)			40,446	0.0%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,940	0.6%

Citibank New York N.A.
5.300% - 5.460% due 10/27/2006 - 12/28/2006		1,699,400	1,699,400	1.7%

Unicredito Italiano NY
5.350% - 5.485% due 10/10/2006 - 03/01/2007		1,203,000	1,203,001	1.2%

Other Certificates of Deposit (g)			79,006	0.1%

Total Certificates of Deposit			3,538,347	3.6%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.240% - 5.265% due 10/02/2006 - 01/08/2007		805,570	799,434	0.8%

Bank of America Corp.
5.235% - 5.385% due 10/10/2006 - 01/12/2007		838,800	830,920	0.8%

See Accompanying Notes	Semiannual Report	September 30, 2006	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
CBA (de) Finance
5.240% - 5.260% due 10/18/2006 - 12/18/2006	$547,700	$545,602	0.5%

Citigroup Funding, Inc.
5.255% - 5.290% due 10/18/2006 - 12/19/2006	681,900	676,562	0.7%

Danske Corp.
5.250% - 5.400% due 10/02/2006 - 01/18/2007	480,473	476,524	0.5%

Fannie Mae
5.063% - 5.310% due 10/11/2006 - 01/10/2007	152,298	151,266	0.2%

Freddie Mac
4.894% - 5.403% due 10/02/2006 - 02/06/2007	110,774	110,335	0.1%

General Electric Capital Corp.
5.240% - 5.370% due 10/10/2006 - 01/18/2007	1,041,000	1,026,158	1.0%

HBOS Treasury Services PLC
5.230% - 5.380% due 10/05/2006 - 01/29/2007	1,005,117	1,000,819	1.0%

Rabobank USA Financial Corp.
5.270% - 5.360% due 10/02/2006 - 10/03/2006	1,141,700	1,141,698	1.2%

Societe Generale N.A.
5.245% - 5.380% due 10/10/2006 - 01/31/2007	1,221,900	1,219,997	1.3%

UBS Finance Delaware LLC
5.205% - 5.380% due 10/02/2006 - 01/26/2007	2,027,300	2,004,874	2.1%

Wells Fargo Bank N.A.
5.260% - 5.270% due 10/03/2006 - 11/03/2006	1,160,100	1,160,100	1.2%

Westpac Capital Corp.
5.250% - 5.380% due 10/11/2006 - 01/18/2007	516,900	511,061	0.5%

Westpac Trust Securities NZ Ltd.
5.235% - 5.380% due 10/11/2006 - 12/28/2006	587,600	585,829	0.6%

Other Commercial Paper (g)		4,181,615	4.3%

Total Commercial Paper		16,422,794	16.8%

REPURCHASE AGREEMENTS
Credit Suisse First Boston
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.500% due 02/15/2009 - 11/15/2012 valued at $1,942,075. Repurchase proceeds are $1,891,496.)	1,890,700	1,890,700	1.9%

Lehman Brothers, Inc.
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $4,285 and U.S. Treasury Bonds 6.250% - 8.750% due 08/15/2020 - 08/15/2023 valued at $614,850. Repurchase proceeds are $602,954.)	602,700	602,700	0.6%

UBS Warburg LLC
5.070% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.625% due 02/15/2027 valued at $78,900; U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $10,995 and U.S. Treasury Strips 0.000% due 02/15/2027 - 02/15/2036 valued at $685,100. Repurchase proceeds are $749,316.)	749,000	749,000	0.8%

Total Repurchase Agreements		3,242,400	3.3%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 10/02/2006 (Dated 09/29/2006. Collateralized by Fannie Mae 2.350% - 2.710% due 11/03/2006 - 04/05/2007 valued at $151,398; Federal Home Loan Bank 4.250% - 7.610% due 10/05/2006 - 04/16/2007 valued at $250,730; Freddie Mac 4.364% due 03/13/2007 valued at $49,000; and U.S. Treasury Notes 3.625% - 4.000% due 11/15/2012 - 02/15/2015 valued at $40,645. Repurchase proceeds are $482,324.)		$482,127	$482,127	0.5%

BELGIUM TREASURY BILLS
Total Belgium Treasury Bills (g)			44,728	0.1%

FRANCE TREASURY BILLS
France Treasury Bills
2.776% - 3.100% due 10/05/2006 - 02/01/2007	EUR	2,792,040	3,524,361	3.6%

Total France Treasury Bills			3,524,361	3.6%

GERMANY TREASURY BILLS
Germany Treasury Bills
2.775% - 3.090% due 10/18/2006 - 01/17/2007		1,793,370	2,265,859	2.3%

Total Germany Treasury Bills			2,265,859	2.3%

NETHERLANDS TREASURY BILLS
Netherlands Treasury Bills
2.811% - 3.067% due 10/31/2006 - 11/30/2006		1,011,860	1,280,016	1.3%

Total Netherlands Treasury Bills			1,280,016	1.3%

SPAIN TREASURY BILLS
Total Spain Treasury Bills (g)			13,423	0.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
4.615% - 5.035% due 10/19/2006 - 12/14/2006 (d)(h)		$965,490	955,166	1.0%

Total U.S. Treasury Bills			955,166	1.0%

Total Short-Term Instruments (Cost $31,792,716)			31,769,221	32.5%

PURCHASED OPTIONS (j)
(Cost $307,951)			464,734	0.5%

Total Investments (Cost $111,374,616) (f)			$111,439,321	114.2%

Written Options (Premiums $356,541) (k)			(585,898)	(0.6%)

Other Assets and Liabilities (Net)			(13,268,617)	(13.6%)

Net Assets			$97,584,806	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains interest only securities.
(b)	The grouping contains principal only securities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $184,206 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

See Accompanying Notes	Semiannual Report	September 30, 2006	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

(e)	Securities with an aggregate market value of $610,275 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $906,401 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of September 30, 2006.
(h)	Securities with an aggregate market value of $648,230 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	129,385	$(165,946)
90-Day Eurodollar December Futures	Long	12/2007	132,378	60,467
90-Day Eurodollar December Futures	Long	12/2008	207	260
90-Day Eurodollar June Futures	Long	06/2007	155,086	(28,141)
90-Day Eurodollar June Futures	Long	06/2008	5,248	3,085
90-Day Eurodollar March Futures	Long	03/2007	170,121	(87,463)
90-Day Eurodollar March Futures	Long	03/2008	46,327	32,612
90-Day Eurodollar September Futures	Long	09/2007	130,519	16,321
90-Day Eurodollar September Futures	Long	09/2008	3,307	1,071
Euro-Bobl 5-Year Note Futures	Long	12/2006	5,998	2,103
Euro-Bund 10-Year Note Futures	Long	12/2006	4,193	3,601
U.S. Treasury 5-Year Note December Futures	Long	12/2006	14,381	9,986
U.S. Treasury 10-Year Note December Futures	Long	12/2006	7,639	7,335
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	3,105	5,589
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	10,790	3,844
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	3,043	(3,701)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	3,640	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,112	679
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4,112	1,534
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	6,414	1,289
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,482	442

				$(134,758)

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,849,000	$114
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006		$20,000	219
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	03/20/2007		25,000	354
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	50

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	$2,500	$8
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	0
Bank of America	Harrah’s Operating Co., Inc. 7.500% due 01/15/2009	Buy	(0.500%	)	03/20/2009	10,600	0
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190%	)	09/20/2009	5,000	8
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	50,000	222
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	50,000	201
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	5,000	537
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	10,600	(37)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	(5)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	(2)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		12/20/2006	15,000	46
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	30,000	128
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%		03/20/2007	25,000	351
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	10,000	197
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	23,000	521
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	800	19
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	234
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	39
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(8)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(32)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	(2)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	(15)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	18
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	436
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.130%	)	06/20/2011	10,000	(515)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%		12/20/2006	26,100	128
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007	20,000	102

See Accompanying Notes	Semiannual Report	September 30, 2006	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	$10,000	$315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	260
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	435
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	208
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	120
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%		12/20/2006	15,000	177
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	10,000	70
Deutsche Bank AG	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	200,000	(1,319)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	434
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	438
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	459
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	492
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	528
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.410%	)	06/20/2011	10,000	(622)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.400%	)	06/20/2011	10,000	(618)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.320%	)	06/20/2011	10,000	(587)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.120%	)	06/20/2011	10,000	(511)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.100%	)	06/20/2011	10,000	(503)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	937
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.200%	)	09/20/2011	25,000	(370)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		12/20/2006	3,630	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		12/20/2006	3,600	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		12/20/2006	5,600	73
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	303
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	41
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	60

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	$5,000	$435
Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	595,300	(4,864)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	538
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%		11/20/2006	50,000	48
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	45
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	8
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.160%		11/20/2006	20,000	12
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007	4,600	25
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	115
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,500	85
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	647
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	211
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	245
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(6)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	565
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	636
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.450%	)	06/20/2011	10,000	(637)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.250%	)	06/20/2011	15,000	(841)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(9)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	70
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	41
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	17
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.160%		11/20/2006	20,000	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.270%		11/20/2006	20,000	27

See Accompanying Notes	Semiannual Report	September 30, 2006	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%		03/20/2007	$15,000	$290
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		03/20/2007	10,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	5,000	15
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	43
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	104
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	197
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	131
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	5,900	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	50,000	(651)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	441
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	538
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	10,000	(522)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	110
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	317
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	(177)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	(20)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	245
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	9.150%		12/20/2006	10,000	217
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	89
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(6)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	20
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	148
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	1
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		12/20/2006	23,000	248

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%		12/20/2006	$20,000	$85
Morgan Stanley	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%		02/26/2007	103,300	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	165
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	456
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	21
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	42
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250%	)	09/20/2010	1,300	(24)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	10,000	(247)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	438
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	681
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	20,000	(1,044)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(11)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	96
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	(19)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	(5)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(16)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(1)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006	12,300	134
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		12/20/2006	15,000	44
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%		03/20/2007	40,000	782
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	123
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	245
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	152

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	$5,000	$27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	215
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	646
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	219
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	824
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,121
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.500%	)	06/20/2011	25,000	(1,641)
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150%	)	06/20/2011	25,000	(1,305)
UBS AG	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010	167,500	(1,691)

							$3,593

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010	BRL	124,738	$0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	463
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	568
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		100,000	778
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		746,400	34,908
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	633
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	702,200	(7,370)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/16/2011		442,880	(6,266)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	(194)
HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(6,286)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(2,519)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(3,009)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	7
UBS AG	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(4,881)
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	(86)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		360,000	(158)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016	MXN 483,200	$181
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036	$280,500	15,330
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	2,037,500	19,054
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	137,600	2,238
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	240
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	3,432
Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	25,000	1,213
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	1,013,000	(2,005)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	235,000	13,955
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036	286,500	15,919
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	182,300	5,408
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	190,400	441
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	715,300	34,167
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	48,000	769
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,516
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	205,300	3,286
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	66,400	1,970
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	187,600	367
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,246
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016	170,700	5,066
Royal Bank of Canada	3-month USD-LIBOR	Pay	5.000%	12/20/2013	212,100	6,035
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	2,200
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	2,247
Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	50,000	2,413

						$155,276

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	25,205	$239	$157
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	63,487	603	397
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	18,522	176	116
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	28,316	269	177
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	8,529	81	53
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	6,511	62	41
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	426
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	70,330	668	439
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	11,030	105	69
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	156
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	209
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	250
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	266

				$4,189	$2,756

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$5,410
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	25,405
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	16,328
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	11,613
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	2,486
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	1,599
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	3,715
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$2,833,000	4,298	4,439
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,786,000	6,965	6,408
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		1,078,300	5,499	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		399,000	2,214	295
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	5.200%	05/09/2007		1,150,000	4,957	7,942
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,022,000	4,088	3,667
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		22,400	42	35
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		217,000	944	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		2,275,000	12,626	1,684
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		1,414,000	6,618	5,073
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		3,781,400	12,715	19,678
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		5,237,800	22,837	36,172
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/23/2007		4,417,000	19,324	31,520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		4,539,700	19,975	36,322
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		4,463,000	21,422	52,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		2,337,600	9,672	9,672
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		11,981,000	63,009	100,209

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	$6,289,700	$24,247	$62,344
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006	929,400	1,464	1,456
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007	2,358,000	6,072	10,953
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	7,017

							$303,709	$463,606

Options on Securities
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2036	$89.000	10/05/2006	$450,000	$53	$0

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$280,000	$0	$(1,628)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	100	$18	$69
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	29,183	21,000	55,174
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	100	36	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	12,727	4,663	199
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	14,280	4,527	223
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	8,516
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	2,922	1,598	822
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	4,214

				$41,803	$69,218

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$6,162
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	32,384
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	19,735
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	14,767
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	2,172
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,656	23,428
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	1,391
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	3,463
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,220,000	4,420	8,261
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.040%	03/08/2007		768,000	7,296	6,238
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		463,600	5,431	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	380
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	5.315%	05/09/2007		500,000	5,119	8,535
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		439,000	4,236	3,566
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		93,000	928	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		90,000	1,074	0
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	2,160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		609,000	6,779	4,947
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,643,900	12,989	22,826
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		2,291,500	23,638	39,116
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.300%	05/23/2007		1,884,000	18,840	31,998
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		1,974,000	20,076	36,525
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		1,940,000	21,437	52,642
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		1,015,100	10,608	10,608
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		5,207,000	62,924	103,723

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	60,539
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	398,200	1,558	2,696
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	1,020,700	6,277	12,365
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,256	6,920

							$314,738	$517,547

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese Yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$280,000	$0	$(867)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(l)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$587	$564	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	2,034	1,999	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	509	496	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	57	55	0.00%
Morgan Stanley Warehouse Facilities	1.390%	10/30/2006	06/28/2004	234,600	234,600	0.24%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	714	701	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,697	2,765	0.01%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	178	175	0.00%

				$242,201	$242,669	0.25%

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	334,220	10/2006	$0	$(1,740)	$(1,740)
Buy	CNY	742,913	03/2007	0	(723)	(723)
Sell	EUR	5,814,143	10/2006	43,919	0	43,919
Sell	GBP	39,346	10/2006	1,088	0	1,088
Buy	INR	756,651	11/2006	0	(243)	(243)

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		730,634	02/2007	$262	$0	$262
Buy		1,199,042	03/2007	108	0	108
Buy	JPY	308,976,331	11/2006	0	(82,055)	(82,055)
Buy	KRW	18,851,061	11/2006	388	0	388
Buy		33,866,800	12/2006	247	0	247
Buy		51,111,397	02/2007	849	0	849
Buy		26,381,168	03/2007	313	0	313
Buy		133,131,382	05/2007	0	(687)	(687)
Sell	NZD	58,583	10/2006	955	0	955
Buy	RUB	1,334,574	12/2006	31	(2)	29
Buy		995,618	01/2007	1	(20)	(19)
Buy		3,404,488	03/2007	30	(76)	(46)
Buy	SGD	43,496	10/2006	0	(247)	(247)
Sell		15,471	10/2006	4	0	4
Buy		155,184	11/2006	0	(18)	(18)
Buy		15,471	01/2007	0	(4)	(4)
Buy		29,795	03/2007	0	(42)	(42)
Buy	TWD	577,873	10/2006	0	(139)	(139)
Buy		311,248	12/2006	0	(465)	(465)
Buy		2,889,854	02/2007	0	(1,987)	(1,987)

				$48,195	$(88,448)	$(40,253)

24	PIMCO Funds	See Accompanying Notes

[This Page Intentionally Left Blank]

Semiannual Report	September 30, 2006	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class D
09/30/2006+	$10.33	$0.23	$0.12	$0.35	$(0.23)	$0.00
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)
03/31/2005	10.94	0.23	(0.04)	0.19	(0.23)	(0.33)
03/31/2004	10.79	0.26	0.36	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.40	0.76	1.16	(0.43)	(0.35)
03/31/2002	10.52	0.50	0.20	0.70	(0.51)	(0.30)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

26	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$10.45	3.42%	$3,569,011	0.75	%*	0.75	%*	4.39	%*	137%
(0.02)	(0.48)	10.33	2.32	3,337,931	0.75		0.75		3.78		325
0.00	(0.56)	10.57	1.75	2,426,460	0.75		0.75		2.10		470
0.00	(0.47)	10.94	5.86	1,871,253	0.75		0.75		2.37		273
0.00	(0.78)	10.79	11.41	1,569,250	0.75		0.75		3.76		234
0.00	(0.81)	10.41	6.81	648,596	0.75		0.75		4.71		445

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Statement of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$111,439,321
Cash	32,659
Foreign currency, at value	161,315
Receivable for investments sold	2,938,353
Receivable for Fund shares sold	257,269
Interest and dividends receivable	430,978
Variation margin receivable	7,756
Swap premiums paid	157,846
Unrealized appreciation on forward foreign currency contracts	48,195
Unrealized appreciation on swap agreements	211,178
115,684,870
Liabilities:
Payable for investments purchased	$16,213,532
Payable for investments purchased on a delayed-delivery basis	408,266
Payable for Fund shares redeemed	332,592
Dividends payable	52,144
Written options outstanding	585,898
Accrued investment advisory fee	20,543
Accrued administration fee	17,873
Accrued distribution fee	6,258
Accrued servicing fee	4,009
Variation margin payable	51,619
Swap premium received	266,573
Unrealized depreciation on forward foreign currency contracts	88,448
Unrealized depreciation on swap agreements	52,309
18,100,064
Net Assets	$97,584,806
Net Assets Consist of:
Paid in capital	$98,266,495
(Overdistributed) net investment income	(149,406)
Accumulated undistributed net realized (loss)	(351,958)
Net unrealized (depreciation)	(180,325)
$97,584,806
Net Assets:
Class D	$3,569,011
Other Classes	94,015,795
Shares Issued and Outstanding:
Class D	341,574
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.45
Cost of Investments Owned	$111,374,616
Cost of Foreign Currency Held	$161,513
Premiums Received on Written Options	$356,541

28	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$2,431,259
Dividends, net of foreign taxes	1,187
Miscellaneous income	650
Total Income	2,433,096

Expenses:
Investment advisory fees	117,672
Administration fees	102,240
Servicing fees - Class D	4,224
Distribution and/or servicing fees - Other Classes	57,196
Trustees’ fees	102
Miscellaneous expense	81
Total Expenses	281,515

Net Investment Income	2,151,581

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(138,877)
Net realized (loss) on futures contracts, options and swaps	(442,649)
Net realized gain (loss) on foreign currency transactions	365,918
Net change in unrealized appreciation on investments	1,104,009
Net change in unrealized appreciation on futures contracts, options and swaps	353,624
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(79,249)
Net Gain	1,162,776

Net Increase in Net Assets Resulting form Operations	$3,314,357

* Includes foreign tax withholding of $2.

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$2,151,581	$3,466,319
Net realized gain (loss)	(215,608)	62,853
Net change in unrealized appreciation (depreciation)	1,378,384	(1,607,729)
Net increase resulting from operations	3,314,357	1,921,443

Distributions to Shareholders:
From net investment income
Class D	(75,160)	(107,889)
Other Classes	(2,091,058)	(3,274,054)
From net realized capital gains
Class D	0	(24,294)
Other Classes	0	(686,598)
Tax basis return of capital
Class D	0	(4,486)
Other Classes	0	(131,284)

Total Distributions	(2,166,218)	(4,228,605)

Fund Share Transactions:
Receipts for shares sold
Class D	620,882	1,666,331
Other Classes	11,475,336	27,771,309
Issued as reinvestment of distributions
Class D	70,921	121,558
Other Classes	1,799,886	3,523,499
Cost of shares redeemed
Class D	(502,295)	(792,473)
Other Classes	(10,566,605)	(17,839,123)
Net increase resulting from Fund share transactions	2,898,125	14,451,101

Fund Redemption Fee	549	771

Total Increase in Net Assets	4,046,813	12,144,710

Net Assets:
Beginning of period	93,537,993	81,393,283
End of period*	$97,584,806	$93,537,993

*Including (overdistributed) net investment income of:	$(149,406)	$(134,769)

30	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	September 30, 2006	31

Notes to Financial Statements  (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

32	PIMCO Funds

(Unaudited) September 30, 2006

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CAD	Canadian Dollar	KRW	South Korean Won
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
DEM	German Mark	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great Britain Pound	SGD	Singapore Dollar
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen

(g) Forward Currency Transactions  The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a

Semiannual Report	September 30, 2006	33

Notes to Financial Statements  (Cont.)

future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

34	PIMCO Funds

(Unaudited) September 30, 2006

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Semiannual Report	September 30, 2006	35

Notes to Financial Statements  (Cont.)

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

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(Unaudited) September 30, 2006

agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2006, there were no open unfunded loan commitments.

(q) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC

Semiannual Report	September 30, 2006	37

Notes to Financial Statements  (Cont.)

guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution fees and servicing fees at effective rates as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

38	PIMCO Funds

(Unaudited) September 30, 2006

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $3,003,755 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures

Semiannual Report	September 30, 2006	39

Notes to Financial Statements  (Cont.)

have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Fund engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales

$126,438	$0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$99,085,685	$104,222,811	$12,138,792	$5,130,691

40	PIMCO Funds

(Unaudited) September 30, 2006

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP	1,893,000	EUR	0	$289,868
Sales	198,948	23,151,300		371,300		3,461,000	329,256
Closing Buys	(100,517)	(9,196,400)		(118,900)		0	(119,018)
Expirations	(131,173)	(4,347,000)		0		0	(54,307)
Exercised	(109,635)	0		0		0	(89,258)
Balance at 09/30/2006	73,205	$25,432,300	GBP	2,145,400	EUR	3,461,000	$356,541

8.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation of investment securities for federal income tax purposes is as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(1)
$796,353	$(731,648)	$64,705

(1) Primary differences, if any, between book and tax net unrealized appreciation are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Semiannual Report	September 30, 2006	41

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	60,264	$620,882	157,165	$1,666,331
Other Classes	1,115,141	11,475,336	2,619,419	27,771,309
Issued as reinvestment of distributions
Class D	6,877	70,921	11,513	121,558
Other Classes	174,538	1,799,886	333,482	3,523,499
Cost of shares redeemed
Class D	(48,845)	(502,295)	(74,868)	(792,473)
Other Classes	(1,027,769)	(10,566,605)	(1,684,836)	(17,839,123)
Net increase (decrease) resulting from Fund share transactions	280,206	$2,898,125	1,361,875	$14,451,101

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits

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(Unaudited) September 30, 2006

seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Semiannual Report	September 30, 2006	43

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

44	PIMCO Funds

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s

Semiannual Report	September 30, 2006	45

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

46	PIMCO Funds

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2006	47

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054SA_15905

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

PIMCO Real Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Real Return Fund covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the bond markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	Treasury Inflation-Protected Securities (“TIPS”) slightly outpaced the broad bond market during this time, with the Lehman Brothers U.S. TIPS Index returning 4.07%.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Real Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 5% in the first year to 0% after the fifth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation- Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Cumulative Return chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon

4	PIMCO Funds

request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX

Portfolio Insights

•	The PIMCO Real Return Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	Over the six-month period, ten-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

•	The effective duration of the Fund was 7.01 years on September 30, 2006, compared to a duration of 6.43 years for the benchmark. Above-index duration added to performance as nominal yields fell during the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

•	Mortgage-backed securities exposure was positive due to out-performance versus U.S. Treasuries.

•	Modest euro currency exposure contributed to performance as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

•	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

•	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

•	Modest yen currency holdings detracted from performance, as the yen lost ground against the U.S. dollar on slower than expected interest rate normalization by the Bank of Japan.

Allocation Breakdown*

U.S. Treasury Obligations	77.6%
Short-Term Instruments	13.0%
U.S. Government Agencies	3.9%
Corporate Bonds & Notes	2.3%
Asset-Backed Securities	1.1%
Other	2.1%

* % of total investments as of 09/30/06

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class A	3.75%	1.23%	6.95%	—	7.35%
PIMCO Real Return Fund Class A (adjusted)	0.63%	-1.81%	6.31%	—	7.01%
PIMCO Real Return Fund Class B	3.36%	0.48%	6.16%	—	6.78%
PIMCO Real Return Fund Class B (adjusted)	-1.64%	-4.30%	5.84%	—	6.78%
PIMCO Real Return Fund Class C (adjusted)	2.49%	-0.23%	6.42%	—	6.82%
Lehman Brothers U.S. TIPS Index	4.07%	1.84%	7.24%	—	6.91%
Lipper Treasury Inflation-Protected Securities Fund Average	3.57%	1.28%	6.04%	—	5.98%

* Cumulative return

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO Real     PIMCO Real     PIMCO Real   Lehman Brothers
                Return Fund    Return Fund    Return Fund     U.S. TIPS
                  CLASS A        CLASS B        CLASS C         INDEX
                  --------       --------       --------       -------
01/31/1997        $ 9,700        $10,000        $10,000        $10,000
02/28/1997          9,735         10,029         10,032         10,033
03/31/1997          9,651          9,927          9,928          9,896
04/30/1997          9,698          9,978          9,977          9,956
05/31/1997          9,750         10,028         10,027         10,010
06/30/1997          9,726          9,997          9,996          9,978
07/31/1997          9,841         10,110         10,108         10,072
08/31/1997          9,858         10,121         10,124         10,103
09/30/1997          9,874         10,131         10,142         10,123
10/31/1997          9,995         10,249         10,263         10,227
11/30/1997         10,044         10,293         10,309         10,284
12/31/1997          9,989         10,230         10,249         10,241
01/31/1998         10,044         10,280         10,301         10,291
02/28/1998         10,030         10,260         10,282         10,282
03/31/1998         10,047         10,274         10,298         10,277
04/30/1998         10,097         10,318         10,344         10,315
05/31/1998         10,135         10,350         10,379         10,388
06/30/1998         10,167         10,376         10,407         10,414
07/31/1998         10,242         10,446         10,479         10,463
08/31/1998         10,246         10,444         10,479         10,486
09/30/1998         10,481         10,676         10,715         10,697
10/31/1998         10,533         10,722         10,763         10,721
11/30/1998         10,514         10,697         10,739         10,710
12/31/1998         10,466         10,640         10,685         10,646
01/31/1999         10,617         10,787         10,834         10,769
02/28/1999         10,589         10,752         10,802         10,693
03/31/1999         10,649         10,806         10,859         10,689
04/30/1999         10,822         10,973         11,029         10,760
05/31/1999         10,897         11,043         11,101         10,834
06/30/1999         10,879         11,018         11,079         10,841
07/31/1999         10,894         11,029         11,090         10,835
08/31/1999         10,947         11,075         11,139         10,854
09/30/1999         10,989         11,111         11,178         10,896
10/31/1999         11,007         11,122         11,191         10,918
11/30/1999         11,088         11,198         11,269         10,984
12/31/1999         11,021         11,122         11,195         10,896
01/31/2000         11,084         11,178         11,254         10,945
02/29/2000         11,161         11,250         11,329         11,047
03/31/2000         11,494         11,578         11,662         11,369
04/30/2000         11,636         11,715         11,802         11,520
05/31/2000         11,600         11,672         11,760         11,490
06/30/2000         11,751         11,816         11,909         11,635
07/31/2000         11,840         11,899         11,994         11,734
08/31/2000         11,949         12,000         12,099         11,821
09/30/2000         12,044         12,088         12,189         11,883
10/31/2000         12,169         12,205         12,311         12,026
11/30/2000         12,344         12,372         12,484         12,201
12/31/2000         12,456         12,476         12,591         12,332
01/31/2001         12,772         12,783         12,905         12,590
02/28/2001         13,005         13,008         13,136         12,803
03/31/2001         13,102         13,097         13,229         12,926
04/30/2001         13,197         13,184         13,320         12,998
05/31/2001         13,367         13,345         13,485         13,152
06/30/2001         13,349         13,317         13,460         13,136
07/31/2001         13,562         13,522         13,670         13,355
08/31/2001         13,596         13,547         13,697         13,374
09/30/2001         13,670         13,613         13,767         13,451
10/31/2001         13,970         13,903         14,063         13,770
11/30/2001         13,649         13,574         13,732         13,464
12/31/2001         13,483         13,400         13,559         13,306
01/31/2002         13,545         13,452         13,615         13,385
02/28/2002         13,764         13,663         13,830         13,588
03/31/2002         13,655         13,547         13,715         13,504
04/30/2002         14,057         13,937         14,113         13,873
05/31/2002         14,294         14,164         14,346         14,093
06/30/2002         14,489         14,349         14,535         14,293
07/31/2002         14,707         14,557         14,749         14,528
08/31/2002         15,249         15,082         15,284         15,049
09/30/2002         15,587         15,408         15,619         15,428
10/31/2002         15,113         14,939         15,144         15,016
11/30/2002         15,154         14,969         15,177         15,005
12/31/2002         15,713         15,511         15,730         15,510
01/31/2003         15,797         15,583         15,805         15,627
02/28/2003         16,337         16,106         16,340         16,212
03/31/2003         16,041         15,805         16,037         15,949
04/30/2003         16,006         15,761         15,996         15,908
05/31/2003         16,781         16,514         16,763         16,663
06/30/2003         16,633         16,359         16,609         16,493
07/31/2003         15,845         15,572         15,814         15,731
08/31/2003         16,155         15,866         16,117         16,013
09/30/2003         16,738         16,430         16,693         16,543
10/31/2003         16,777         16,458         16,724         16,633
11/30/2003         16,787         16,459         16,728         16,643
12/31/2003         16,972         16,630         16,905         16,813
01/31/2004         17,163         16,808         17,089         17,006
02/29/2004         17,567         17,203         17,484         17,398
03/31/2004         17,842         17,473         17,752         17,677
04/30/2004         17,020         16,668         16,926         16,819
05/31/2004         17,290         16,933         17,188         17,122
06/30/2004         17,294         16,936         17,185         17,130
07/31/2004         17,482         17,121         17,364         17,290
08/31/2004         17,914         17,544         17,786         17,753
09/30/2004         17,941         17,570         17,805         17,788
10/31/2004         18,138         17,763         17,994         17,966
11/30/2004         18,151         17,776         17,999         17,923
12/31/2004         18,447         18,066         18,284         18,236
01/31/2005         18,386         18,006         18,216         18,237
02/28/2005         18,333         17,954         18,156         18,159
03/31/2005         18,377         17,997         18,192         18,176
04/30/2005         18,713         18,326         18,516         18,523
05/31/2005         18,837         18,447         18,631         18,650
06/30/2005         18,889         18,499         18,676         18,729
07/31/2005         18,527         18,144         18,308         18,336
08/31/2005         18,942         18,550         18,711         18,759
09/30/2005         18,902         18,511         18,664         18,733
10/31/2005         18,629         18,244         18,387         18,494
11/30/2005         18,610         18,226         18,361         18,526
12/31/2005         18,851         18,461         18,590         18,754
01/31/2006         18,879         18,489         18,611         18,752
02/28/2006         18,873         18,483         18,597         18,743
03/31/2006         18,443         18,061         18,165         18,332
04/30/2006         18,460         18,077         18,174         18,317
05/31/2006         18,508         18,124         18,214         18,371
06/30/2006         18,530         18,146         18,227         18,423
07/31/2006         18,821         18,431         18,506         18,723
08/31/2006         19,137         18,741         18,809         19,048
09/30/2006         19,135         18,739         18,800         19,079

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,037.47	$1,033.63	$1,034.93	$1,020.56	$1,016.80	$1,018.05
Expenses Paid During Period†	$4.60	$8.41	$7.14	$4.56	$8.34	$7.08

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$2,597	$2,610
7.390% due 12/20/2012	10,667	10,699
7.485% due 12/20/2012	667	669

Shackleton Re Ltd.
12.968% due 08/01/2008	9,000	8,977
13.468% due 08/01/2008	3,000	3,004
13.489% due 02/07/2008	5,500	5,540

Total Bank Loan Obligations (Cost $31,376)		31,499

CORPORATE BONDS & NOTES 3.4%

BANKING & FINANCE 2.1%
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,912

Citigroup, Inc.
5.516% due 05/02/2008	14,100	14,123
5.525% due 01/30/2009	16,200	16,215

Export-Import Bank of Korea
5.590% due 10/04/2011 (b)	18,200	18,176
6.500% due 11/15/2006	2,500	2,502

Ford Motor Credit Co.
6.194% due 09/28/2007	10,000	9,911
6.340% due 03/21/2007	20,900	20,852

General Electric Capital Corp.
5.430% due 12/12/2008	12,700	12,717

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	869

Kamp Re 2005 Ltd.
5.430% due 12/14/2007 (a)	5,000	3

Parametric Re Ltd.
7.330% due 11/19/2007	11,500	11,632
9.570% due 05/19/2008	1,500	1,516

Phoenix Quake Ltd.
7.930% due 07/03/2008	50,550	51,012

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	13,750	12,484

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	9,000	9,050

Rabobank Nederland
5.527% due 01/15/2009	11,300	11,308

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,848

Vita Capital Ltd.
6.830% due 01/01/2007	34,200	34,317
6.908% due 01/01/2010	5,000	4,878

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank N.A.
5.461% due 12/02/2010	$30,500	$30,542

		293,867

INDUSTRIALS 1.1%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,020

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,423	3,432
8.875% due 09/15/2008	5,930	6,226

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,563
7.875% due 12/15/2007	8,200	8,344

EchoStar DBS Corp.
5.750% due 10/01/2008	10,600	10,534

El Paso Corp.
6.950% due 12/15/2007	2,630	2,669
7.625% due 08/16/2007	4,300	4,375

General Electric Co.
5.430% due 12/09/2008	6,000	6,007

HCA, Inc.
7.250% due 05/20/2008	6,500	6,581

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,423

Host Marriott LP
9.250% due 10/01/2007	2,370	2,456
9.500% due 01/15/2007	6,100	6,184

Mandalay Resort Group
9.500% due 08/01/2008	2,700	2,876
10.250% due 08/01/2007	10,500	10,894

Mirage Resorts, Inc.
7.250% due 10/15/2006	1,100	1,100

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,837
8.625% due 02/01/2022	6,900	8,304
9.500% due 09/15/2027	14,850	19,416

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,714

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,030

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,719

Weyerhaeuser Co.
6.125% due 03/15/2007	521	522

		157,226

8	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.2%
Citizens Communications Co.
7.625% due 08/15/2008	$5,000	$5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,191

Embarq Corp.
7.082% due 06/01/2016	4,600	4,701

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,793

		26,860

Total Corporate Bonds & Notes (Cost $477,696)		477,953

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,385	3,419

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	2,500	2,632

Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,344

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,640	9,204

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,515	2,526
6.250% due 06/01/2033	25,000	27,536
6.625% due 06/01/2040	380	427
6.750% due 06/01/2039	1,445	1,633

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,160

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,464

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,586

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	1,570	1,680

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	792
6.125% due 06/01/2032	740	784

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	$415	$456

Total Municipal Bonds & Notes (Cost $60,321)		67,643

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
4.394% due 08/01/2035	569	565
4.588% due 07/01/2035	655	654
4.672% due 05/01/2035	1,981	1,958
4.681% due 04/01/2035	1,478	1,466
4.846% due 06/01/2033	403	404
5.000% due 06/25/2027 - 10/01/2036	27,675	26,932
5.460% due 03/25/2036	6,630	6,632
5.500% due 02/01/2033 - 10/01/2036	503,991	496,614
5.632% due 09/01/2044 - 10/01/2044	11,755	11,829
6.000% due 10/01/2036	203,000	203,952
6.336% due 10/01/2031	671	683

Federal Housing Administration
7.430% due 12/01/2020	102	103

Freddie Mac
5.000% due 01/15/2024	7,758	7,722
5.610% due 09/25/2031	2,760	2,762
5.632% due 10/25/2044	17,228	17,413
5.680% due 12/15/2030	8,145	8,164
6.500% due 01/25/2028	82	84
7.000% due 10/15/2030	392	394

Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031	1,434	1,476

Housing Urban Development
5.530% due 08/01/2020	6,000	6,065

Total U.S. Government Agencies (Cost $792,944)		795,872

U.S. TREASURY OBLIGATIONS 113.6%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,212,857	1,149,704
1.625% due 01/15/2015	365,729	347,986
1.875% due 07/15/2013	835,321	813,949
1.875% due 07/15/2015	766,670	742,592
2.000% due 01/15/2014	1,258,519	1,234,872
2.000% due 07/15/2014	546,473	535,757
2.000% due 01/15/2016	56,289	55,014
2.000% due 01/15/2026	638,145	612,221
2.375% due 04/15/2011	19,275	19,301
2.375% due 01/15/2025	1,266,953	1,287,740

See Accompanying Notes	Semiannual Report	September 30, 2006	9

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 07/15/2016	$327,580	$334,235
3.000% due 07/15/2012	1,567,417	1,626,747
3.375% due 01/15/2007 (h)	538,961	534,456
3.375% due 01/15/2012	65,837	69,319
3.375% due 04/15/2032	37,948	47,132
3.500% due 01/15/2011	799,164	837,312
3.625% due 01/15/2008	1,143,775	1,153,292
3.625% due 04/15/2028	1,065,372	1,320,605
3.875% due 01/15/2009	528,478	543,817
3.875% due 04/15/2029	923,626	1,193,714
4.250% due 01/15/2010	816,104	863,413

U.S. Treasury Bonds
4.500% due 02/15/2036	60,200	57,703
6.250% due 08/15/2023	600	697
6.625% due 02/15/2027	23,700	29,151
7.625% due 02/15/2025	100	134
8.875% due 08/15/2017	12,100	16,351

U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,294
3.875% due 09/15/2010	109,090	106,333
3.875% due 02/15/2013	20,100	19,312
4.000% due 11/15/2012	6,000	5,813
4.250% due 11/15/2013	4,400	4,305
4.250% due 11/15/2014	2,600	2,536
4.500% due 02/28/2011	50,700	50,526
4.500% due 11/15/2015	1,900	1,882
4.875% due 04/30/2011	350,000	354,006
5.125% due 05/15/2016	29,400	30,507

Total U.S. Treasury Obligations (Cost $15,969,367)		16,003,728

MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Funding Corp.
4.620% due 02/20/2036	50,016	49,774

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	4,726	4,710
4.799% due 01/25/2034	2,868	2,836
5.845% due 11/25/2030	642	644

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	3,310	3,281

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	15,542	15,528

GSR Mortgage Loan Trust
4.540% due 09/25/2035	38,280	37,774

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	2,921	2,927
5.670% due 06/20/2035	2,168	2,176

Mellon Residential Funding Corp.
5.770% due 12/15/2030	882	886
5.820% due 10/20/2029	552	558

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.427% due 02/27/2034	$4,059	$4,130
5.590% due 11/25/2045	13,617	13,672

Total Mortgage-Backed Securities (Cost $138,670)		138,896

ASSET-BACKED SECURITIES 1.7%
Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	6,066	6,072

Argent Securities, Inc.
5.430% due 11/25/2035	1,195	1,195
5.450% due 10/25/2035	181	182

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 01/25/2036	3,677	3,682
5.780% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	5,080	5,077

Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	312	313

First NLC Trust
5.450% due 02/25/2036	9,931	9,938

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	6,907	6,912

GSAMP Trust
5.450% due 12/25/2035	5,931	5,932

GSR Mortgage Loan Trust
5.430% due 11/25/2030	4,013	4,016

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,216	4,219

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	11,633	11,640

Lehman XS Trust
5.410% due 07/25/2046	18,136	17,948
5.420% due 05/25/2046	3,948	3,948

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	12,388	12,398
5.420% due 01/25/2036	6,377	6,382
5.450% due 09/25/2035	2,128	2,130

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	3,111	3,113

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	14,906	14,917
5.390% due 04/25/2037	1,890	1,891
5.410% due 01/25/2037	7,337	7,342

Morgan Stanley Capital I
5.400% due 03/25/2036	10,005	10,011

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Century Home Equity Loan Trust
5.400% due 08/25/2036	$17,797	$17,808

Park Place Securities, Inc.
5.440% due 09/25/2035	753	754

Residential Asset Securities Corp.
5.400% due 04/25/2036	2,637	2,639
5.400% due 07/25/2036	22,779	22,793
5.410% due 01/25/2036	8,271	8,278
5.420% due 01/25/2036	3,824	3,827
5.430% due 10/25/2035	665	666
5.430% due 11/25/2035	3,937	3,940

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	733	734

SACO I, Inc.
5.390% due 05/25/2036	9,935	9,940
5.440% due 11/25/2020	997	998
5.440% due 07/25/2035	136	136

SLC Student Loan Trust
5.360% due 12/15/2010	1,952	1,953

SLM Student Loan Trust
5.495% due 01/26/2015	3,427	3,430
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,484	2,486
5.400% due 03/25/2036	1,191	1,192
5.430% due 12/25/2035	3,798	3,801
5.440% due 05/25/2035	202	202

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	8,712	8,719

Structured Asset Securities Corp.
5.430% due 08/25/2035	1,160	1,161

Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	17	16

Total Asset-Backed Securities (Cost $235,175)		235,129

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
5.625% due 01/15/2017	5,500	5,448

Russia Government International Bond
10.000% due 06/26/2007	7,000	7,241

Total Sovereign Issues (Cost $12,511)		12,689

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	16,717	$19,588
4.250% due 12/01/2021 (d)		2,640	3,168

France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,340	8,024
1.600% due 07/25/2015 (d)		3,132	3,976
3.150% due 07/25/2032 (d)		6,692	11,086

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,707
5.500% due 09/15/2066	GBP	12,450	23,409

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,141	2,794
4.250% due 08/01/2014		1,700	2,217

New Zealand Government Bond
4.500% due 02/15/2016	NZD	10,000	8,973

Pylon Ltd.
4.833% due 12/18/2008	EUR	20,750	26,405
7.233% due 12/18/2008		40,700	51,648

Sweden Government Bond
4.638% due 12/01/2008	SEK	37,000	6,213

United Kingdom Gilt Inflation Linked
2.278% due 01/26/2035	GBP	200	525

Total Foreign Currency-Denominated Issues
(Cost $160,845)			173,733

SHORT-TERM INSTRUMENTS 19.1%

COMMERCIAL PAPER 6.9%
ABN AMRO N.A. Finance
5.240% due 01/12/2007		$41,800	41,164

BNP Paribas Finance
5.340% due 10/02/2006		92,300	92,300

Cox Communications, Inc.
5.619% due 01/16/2007		18,200	18,200

Rabobank USA Financial Corp.
5.360% due 10/02/2006		388,400	388,400

Societe Generale N.A.
5.245% due 01/08/2007		229,322	225,962

Time Warner, Inc.
5.390% due 01/25/2007		8,400	8,257

UBS Finance Delaware LLC
5.245% due 01/08/2007		168,500	166,031

See Accompanying Notes	Semiannual Report	September 30, 2006	11

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007		$26,500	$26,500

			966,814

REPURCHASE AGREEMENTS 0.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006		56,000	56,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $57,115. Repurchase proceeds are $56,024.)

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006		5,987	5,987

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,110. Repurchase proceeds are $5,989.)

FRANCE TREASURY BILLS 5.4%
2.841% due 10/5/2006 - 12/28/2006 (c)	EUR	596,460	755,690

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY TREASURY BILLS 5.3%
2.816% due 10/18/2006 - 01/17/2007 (c)	EUR	587,080	$742,113

NETHERLANDS TREASURY BILLS 0.7%
2.960% due 10/31/2006		83,500	105,630

U.S. TREASURY BILLS 0.4%
4.794% due 11/30/2006 - 12/14/2006 (c)(e)(f)(h)		$60,920	60,299

Total Short-Term Instruments (Cost $2,691,359)			2,692,533

PURCHASED OPTIONS (j) 0.0%
(Cost $3,000)			$4,764

Total Investments (g) 146.5% (Cost $20,573,264)			$20,634,439

Written Options (k) (0.1%) (Premiums $8,621)			(12,877)

Other Assets and Liabilities (Net) (46.4%)			(6,538,853)

Net Assets 100.0%			$14,082,709

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $4,698 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	Securities with an aggregate market value of $29,720 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $101,982 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $26,518 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,629	$1,039
90-Day Eurodollar December Futures	Long	12/2008	609	282
90-Day Eurodollar June Futures	Long	06/2007	1,023	(332)
90-Day Eurodollar June Futures	Long	06/2009	609	304
90-Day Eurodollar March Futures	Long	03/2007	127	(120)
90-Day Eurodollar March Futures	Long	03/2008	641	334
90-Day Eurodollar March Futures	Long	03/2009	609	282

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2007	1,188	$450
90-Day Eurodollar September Futures	Long	09/2008	609	282
U.S. Treasury 5-Year Note December Futures	Long	12/2006	9,529	6,578
U.S. Treasury 10-Year Note December Futures	Long	12/2006	8,795	9,628
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	330	(769)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	513

				$18,471

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	$20,000	$100
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.780%	12/20/2011	3,900	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	3,800	271
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2011	5,000	376
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 09/15/2011	Sell	1.750%	12/20/2011	8,600	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	22
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	37
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,100	68
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	18
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	48
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	44
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	18
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	20
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	45

See Accompanying Notes	Semiannual Report	September 30, 2006	13

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	$5,000	$20
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	23,800	131
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	327
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	351

						$2,008

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	$(75)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(137)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	39
UBS AG	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	28
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	229
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	70
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	566
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	567
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	117
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	89
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	29
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		127,200	6,832
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	2.023%	10/15/2011		31,400	0
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		12,400	535
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	234
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	16
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	67
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	1,476
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(1,134)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	924
JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	58

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	20,000	$107
Morgan Stanley	6-month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	51
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	420,000	(299)
Barclays Bank PLC	3-month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	905
JPMorgan Chase & Co.	3-month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	238
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$197,800	(5,868)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		118,950	1,113
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		148,600	(4,422)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	(187)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,995)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(8,505)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2036		6,600	(392)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		126,700	1,186
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		301,300	(6,202)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		213,600	(6,337)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		41,500	665
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		98,800	(2,931)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		148,200	(8,799)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		121,200	(3,597)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		93,700	(5,564)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		34,000	550
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		150,000	1,404
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	6,891
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(3,460)

							$(37,896)

(j)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$4,673
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	936

							$3,000	$5,609

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	03/20/2007	$141,400	$0	$(438)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/20/2007	24,600	0	(76)

See Accompanying Notes	Semiannual Report	September 30, 2006	15

Schedule of Investments  Real Return Fund  (Cont.)

Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	$0.000	03/20/2007	$35,300	$0	$(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	100,000	0	(235)

					$0	$(845)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$112.000	11/21/2006	2,122	$1,320	$2,653
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	1,266	512	969
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	2,122	457	33
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	1,266	530	79

				$2,819	$3,734

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$207,000	$1,076	$3,489
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	73,000	829	22
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	134,000	881	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	254,000	2,583	4,700
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	433	922

							$5,802	$9,143

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.125%	09/15/2008	$177,200	$171,763	$172,439
U.S. Treasury Notes	3.250%	08/15/2007	127,800	126,178	126,920
U.S. Treasury Notes	3.375%	02/15/2008	147,500	144,717	145,521
U.S. Treasury Notes	3.625%	05/15/2013	21,600	20,432	20,788
U.S. Treasury Notes	4.500%	02/15/2016	108,600	105,865	108,208
U.S. Treasury Notes	4.750%	05/15/2014	310,200	310,619	318,852
U.S. Treasury Notes	4.875%	08/15/2016	55,000	55,657	56,472

				$935,231	$949,200

(3) Market value includes $9,378 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	13,985	10/2006	$73	$0	$73
Buy	CNY	427,717	09/2007	184	0	184
Sell	EUR	1,187,823	10/2006	4,476	0	4,476
Buy	GBP	1,518	10/2006	0	(27)	(27)
Sell		22,464	10/2006	258	0	258
Buy	JPY	50,496,760	11/2006	0	(12,675)	(12,675)
Sell		7,021,433	11/2006	517	0	517
Sell	NZD	9,977	10/2006	163	0	163
Buy	PLN	4,834	11/2006	0	(10)	(10)
Buy	RUB	40,606	03/2007	0	(2)	(2)
Sell	SEK	46,511	12/2006	68	0	68

				$5,739	$(12,714)	$(6,975)

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Class A
09/30/2006+	$10.82	$0.29	$0.11	$0.40	$(0.27)	$0.00
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.44	1.32	1.76	(0.48)	(0.15)
03/31/2002	10.40	0.31	0.13	0.44	(0.45)	(0.10)
Class B
09/30/2006+	$10.82	$0.25	$0.11	$0.36	$(0.23)	$0.00
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
03/31/2003	10.29	0.36	1.31	1.67	(0.39)	(0.15)
03/31/2002	10.40	0.23	0.13	0.36	(0.37)	(0.10)
Class C
09/30/2006+	$10.82	$0.26	$0.11	$0.37	$(0.24)	$0.00
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)
03/31/2003	10.29	0.38	1.32	1.70	(0.42)	(0.15)
03/31/2002	10.40	0.25	0.13	0.38	(0.39)	(0.10)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

18	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$10.95	3.75%	$3,292,004	0.90	%*	0.90	%*	5.29	%*	283%
(0.65)	10.82	0.35	3,428,636	0.90		0.90		4.31		388
(0.70)	11.42	3.00	3,327,325	0.90		0.90		3.11		369
(0.86)	11.79	11.24	2,503,472	0.90		0.90		2.85		308
(0.63)	11.42	17.46	1,482,474	0.91		0.90		3.97		191
(0.55)	10.29	4.22	527,616	0.90		0.90		3.07		237

$(0.23)	$10.95	3.36%	$891,030	1.65	%*	1.65	%*	4.56	%*	283%
(0.57)	10.82	(0.40)	1,013,934	1.65		1.65		3.67		388
(0.62)	11.42	2.23	1,257,959	1.65		1.65		2.51		369
(0.77)	11.79	10.41	1,279,605	1.65		1.65		2.18		308
(0.54)	11.42	16.59	1,019,107	1.66		1.65		3.21		191
(0.47)	10.29	3.44	367,369	1.65		1.65		2.21		237

$(0.24)	$10.95	3.49%	$1,893,644	1.40	%*	1.40	%*	4.81	%*	283%
(0.59)	10.82	(0.15)	2,188,960	1.40		1.40		3.88		388
(0.65)	11.42	2.48	2,451,603	1.40		1.40		2.67		369
(0.80)	11.79	10.69	2,088,573	1.40		1.40		2.39		308
(0.57)	11.42	16.88	1,464,288	1.41		1.40		3.44		191
(0.49)	10.29	3.70	516,693	1.40		1.40		2.47		237

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Statement of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$20,634,439
Cash	5,381
Foreign currency, at value	21,742
Receivable for investments sold	146,971
Receivable for investments sold on a delayed-delivery basis	1,082,189
Receivable for Fund shares sold	34,958
Interest and dividends receivable	134,051
Swap premiums paid	96,715
Unrealized appreciation on forward foreign currency contracts	5,739
Unrealized appreciation on swap agreements	27,016
22,189,201
Liabilities:
Payable for investments purchased	$929,167
Payable for investments purchased on a delayed-delivery basis	6,044,047
Payable for short sales	949,200
Payable for Fund shares redeemed	45,745
Dividends payable	9,212
Written options outstanding	12,877
Accrued investment advisory fee	3,031
Accrued administration fee	3,647
Accrued distribution fee	1,491
Accrued servicing fee	1,528
Variation margin payable	1,865
Swap premium received	29,064
Unrealized depreciation on forward foreign currency contracts	12,714
Unrealized depreciation on swap agreements	62,904
8,106,492
Net Assets	$14,082,709
Net Assets Consist of:
Paid in capital	$14,288,035
Undistributed net investment income	57,682
Accumulated undistributed net realized gain	(290,871)
Net unrealized appreciation	27,863
$14,082,709
Net Assets:
Class A	$3,292,004
Class B	891,030
Class C	1,893,644
Other Classes	8,006,031
Shares Issued and Outstanding:
Class A	300,661
Class B	81,378
Class C	172,947
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.95
Class B	$10.95
Class C	$10.95
Cost of Investments Owned	$20,573,264
Cost of Foreign Currency Held	$21,841
Proceeds Received on Short Sales	$935,231
Premiums Received on Written Options	$8,621

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

20	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2006 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$442,914
Dividends	5
Miscellaneous income	29
Total Income	442,948

Expenses:
Investment advisory fees	17,780
Administration fees	21,572
Distribution fees - Class B	3,527
Distribution fees - Class C	5,007
Servicing fees - Class A	4,138
Servicing fees - Class B	1,176
Servicing fees - Class C	2,503
Distribution and/or servicing fees - Other Classes	1,985
Trustees’ fees	15
Interest expense	15
Miscellaneous expense	13
Total Expenses	57,731

Net Investment Income	385,217

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(133,696)
Net realized gain on futures contracts, options and swaps	76,389
Net realized gain on foreign currency transactions	27,063
Net change in unrealized appreciation (depreciation) on investments	244,458
Net change in unrealized (depreciation) on futures contracts, options and swaps	(50,632)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(13,161)
Net Gain	150,421

Net Increase in Net Assets Resulting from Operations	$535,638

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Statements of Changes in Net Assets	(Unaudited) September 30, 2006

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

(Decrease) in Net Assets from:

Operations:
Net investment income	$385,217	$644,804
Net realized gain (loss)	(30,244)	66,460
Net change in unrealized appreciation (depreciation)	180,665	(660,421)
Net increase resulting from operations	535,638	50,843

Distributions to Shareholders:
From net investment income
Class A	(82,621)	(157,695)
Class B	(19,955)	(43,818)
Class C	(44,984)	(97,844)
Other Classes	(214,997)	(360,756)
From net realized capital gains
Class A	0	(48,316)
Class B	0	(15,096)
Class C	0	(32,825)
Other Classes	0	(101,268)

Total Distributions	(362,557)	(857,618)

Fund Share Transactions:
Receipts for shares sold
Class A	501,785	1,423,000
Class B	7,427	45,526
Class C	89,646	529,635
Other Classes	1,658,550	3,408,970
Issued as reinvestment of distributions
Class A	58,500	151,350
Class B	13,306	40,127
Class C	28,161	84,583
Other Classes	196,704	420,796
Cost of shares redeemed
Class A	(736,173)	(1,275,017)
Class B	(154,207)	(269,479)
Class C	(435,592)	(745,095)
Other Classes	(1,451,100)	(3,074,725)
Net increase (decrease) resulting from Fund share transactions	(222,993)	739,671

Fund Redemption Fee	50	105

Total (Decrease) in Net Assets	(49,862)	(66,999)

Net Assets:
Beginning of period	14,132,571	14,199,570
End of period*	$14,082,709	$14,132,571

*Including undistributed net investment income of:	$57,682	$35,022

22	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	September 30, 2006	23

Notes to Financial Statements  (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change

24	PIMCO Funds

(Unaudited) September 30, 2006

the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great Britain Pound	SEK	Swedish Krona
JPY	Japanese Yen

(g) Forward Currency Transactions  The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset

Semiannual Report	September 30, 2006	25

Notes to Financial Statements  (Cont.)

by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses.

26	PIMCO Funds

(Unaudited) September 30, 2006

Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”,

Semiannual Report	September 30, 2006	27

Notes to Financial Statements  (Cont.)

(ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or

28	PIMCO Funds

(Unaudited) September 30, 2006

assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

(q) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal

Semiannual Report	September 30, 2006	29

Notes to Financial Statements  (Cont.)

years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  FEES, EXPENSES AND RELATED PARTY TRANSACTIONS

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R

0.20%	0.20%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

30	PIMCO Funds

(Unaudited) September 30, 2006

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $2,151,094 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

5.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or

Semiannual Report	September 30, 2006	31

Notes to Financial Statements  (Cont.)

dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$51,634,161	$52,957,625	$432,516	$315,969

6.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	2,263	$0	$1,590
Sales	39,182	1,125,400	14,728
Closing Buys	(5)	0	(3)
Expirations	(29,718)	(406,400)	(6,160)
Exercised	(4,946)	0	(1,534)
Balance at 09/30/2006	6,776	$719,000	$8,621

7.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation of investment securities for federal income tax purposes is as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$186,889	$(125,714)	$61,175

(1) Primary differences, if any, between book and tax net unrealized appreciation are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

32	PIMCO Funds

(Unaudited) September 30, 2006

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	46,439	$501,785	125,712	$1,423,000
Class B	687	7,427	4,012	45,526
Class C	8,291	89,646	46,614	529,635
Other Classes	153,537	1,658,550	302,028	3,408,970
Issued as reinvestment of distributions
Class A	5,405	58,500	13,438	151,350
Class B	1,230	13,306	3,560	40,127
Class C	2,603	28,161	7,507	84,583
Other Classes	18,168	196,704	37,359	420,796
Cost of shares redeemed
Class A	(68,112)	(736,173)	(113,456)	(1,275,017)
Class B	(14,263)	(154,207)	(23,956)	(269,479)
Class C	(40,286)	(435,592)	(66,367)	(745,095)
Other Classes	(133,876)	(1,451,100)	(272,965)	(3,074,725)
Net increase (decrease) resulting from Fund share transactions	(20,177)	$(222,993)	63,486	$739,671

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay

Semiannual Report	September 30, 2006	33

Notes to Financial Statements  (Cont.)

brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

34	PIMCO Funds

Approval of Renewal of the Investment Advisory Contract and Administration Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Semiannual Report	September 30, 2006	35

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the period ended June 30, 2006 and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the period ended May 31, 2006. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s

36	PIMCO Funds

performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

Semiannual Report	September 30, 2006	37

Approval of Renewal of the Investment Advisory Contract and Administration Agreement  (Cont.)

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements was in the best interests of the Funds and their shareholders.

38	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P. O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689SA_15903

Share Classes Institutional and Administrative	Semiannual Report September 30, 2006

Strategic Markets

Bond Funds

All Asset Fund

All Asset All Authority Fund

European StocksPLUS® TR Strategy Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Fundamental IndexPLUSTM Fund

Fundamental IndexPLUSTM TR Fund

International StocksPLUS® TR Strategy Fund

(U.S. Dollar-Hedged)

Japanese StocksPLUS® TR Strategy Fund

Real Return Asset Fund

RealEstateRealReturn Strategy Fund

Small Cap StocksPLUS® TR Fund

StocksPLUS® Total Return Fund

StocksPLUS® TR Short Strategy Fund

CommodityRealReturn Strategy Fund®

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		4
Financial Highlights		20
Statements of Assets and Liabilities		26
Consolidated Statement of Assets and Liabilities		29
Statements of Operations		30
Consolidated Statement of Operations		33
Statements of Changes in Net Assets		34
Consolidated Statements of Changes in Net Assets		37
Statement of Cash Flows		38
Notes to Financial Statements		89
Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement		103

FUND	Fund Summary	Schedules of Investments

All Asset Fund	5	39
All Asset All Authority Fund	6	40
European StocksPLUS® TR Strategy Fund	7	41
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	8	44
Fundamental IndexPLUS™ Fund	9	47
Fundamental IndexPLUS™ TR Fund	10	51
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11	56
Japanese StocksPLUS® TR Strategy Fund	12	61
Real Return Asset Fund	13	64
RealEstateRealReturn Strategy Fund	14	68
Small Cap StocksPLUS® TR Fund	15	71
StocksPLUS® Total Return Fund	16	73
StocksPLUS® TR Short Strategy Fund	17	78
CommodityRealReturn Strategy Fund®	18	83

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the six-month period include:

■	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

■	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

■	Stocks and Treasury Inflation-Protected Securities (“TIPS”) slightly outpaced the broad bond market during this time, with the S&P 500 Index and Lehman Brothers U.S. TIPS Index returning 4.14% and 4.07% respectively. Commodities, as measured by the Dow Jones AIG Commodity TR Index, returned -0.77% amid weakness in the latter half of the reporting period.

■	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	1

I mportant Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: commodity risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, real estate risk, short sale risk, small company risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Funds’ prospectus. The use of derivatives and commodity-linked derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

Effective 10/01/2006, the International StocksPLUS® TR Strategy Fund changed its name to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): All Asset Fund (12/02) and CommodityRealReturn Strategy Fund® (02/03). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Strategic Markets Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from April 1, 2006 to September 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	3

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Dow Jones - AIG Commodity Total Return Index	Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest in the index.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization- weighted index of 50 European blue - chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in the index.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index.

Inverse of S&P 500	Inverse of S&P 500 is the negative equivalent of the return of the S&P 500 index. It is not possible to invest in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected Securities with maturities of over 10 years. It is not possible to invest directly in the index.

MSCI All Country Far East (ex-Japan) Hedged USD Index	MSCI All Country Far East (ex-Japan) Hedged USD is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index.

MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Index, Hedged to U.S. Dollars	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Hedged USD is an unmanaged index of issuers in countries of Europe, Australasia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index.

MSCI Japan Hedged USD Index	MSCI Japan Hedged USD Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index.

S&P 500 Index

S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

4	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset Fund	Institutional Class	PAAIX
	Administrative Class	PAALX

Cumulative Returns Through September 30, 2006

             PIMCO All Asset Fund   Lehman Brothers U.S. Consumer Price Index
             Institutional Class   TIPS: 1-10 Year Index   + 500 Basis points
             --------------------   ---------------------   ------------------
 07/31/2002       $5,000,000            $5,000,000             $5,000,000
 08/31/2002        5,240,000             5,120,500              5,031,938
 09/30/2002        5,279,692             5,246,462              5,064,056
 10/31/2002        5,259,636             5,181,659              5,093,554
 11/30/2002        5,405,041             5,134,163              5,120,399
 12/31/2002        5,597,521             5,276,170              5,147,379
 01/31/2003        5,638,453             5,318,895              5,185,834
 02/28/2003        5,873,815             5,477,902              5,238,750
 03/31/2003        5,753,321             5,448,133              5,277,726
 04/30/2003        5,835,292             5,435,917              5,282,497
 05/31/2003        6,163,175             5,596,632              5,304,508
 06/30/2003        6,110,876             5,585,396              5,335,291
 07/31/2003        5,832,171             5,408,425              5,366,240
 08/31/2003        5,950,879             5,479,805              5,406,107
 09/30/2003        6,146,723             5,626,984              5,443,283
 10/31/2003        6,250,291             5,636,068              5,465,964
 11/30/2003        6,307,253             5,619,176              5,476,920
 12/31/2003        6,492,127             5,651,475              5,511,609
 01/31/2004        6,588,545             5,705,349              5,558,408
 02/29/2004        6,754,598             5,816,983              5,596,526
 03/31/2004        6,877,184             5,895,232              5,672,241
 04/30/2004        6,420,852             5,701,009              5,714,036
 05/31/2004        6,581,910             5,771,594              5,771,278
 06/30/2004        6,624,472             5,767,347              5,813,637
 07/31/2004        6,635,244             5,839,084              5,828,667
 08/31/2004        6,834,517             5,944,669              5,856,030
 09/30/2004        6,942,044             5,950,370              5,892,791
 10/31/2004        7,072,309             6,022,565              5,948,375
 11/30/2004        7,159,152             6,001,420              5,976,277
 12/31/2004        7,261,226             6,052,999              5,979,275
 01/31/2005        7,221,329             6,037,320              6,016,757
 02/28/2005        7,306,822             6,015,501              6,076,532
 03/31/2005        7,242,724             6,004,409              6,149,374
 04/30/2005        7,328,674             6,103,933              6,216,352
 05/31/2005        7,431,814             6,130,403              6,235,865
 06/30/2005        7,526,175             6,145,936              6,265,056
 07/31/2005        7,555,078             6,055,914              6,320,150
 08/31/2005        7,711,151             6,172,832              6,378,829
 09/30/2005        7,692,803             6,179,031              6,483,356
 10/31/2005        7,540,933             6,124,032              6,523,415
 11/30/2005        7,605,186             6,129,966              6,498,199
 12/31/2005        7,731,564             6,166,435              6,498,966
 01/31/2006        7,810,581             6,171,070              6,575,580
 02/28/2006        7,834,894             6,153,249              6,616,242
 03/31/2006        7,712,220             6,090,727              6,680,437
 04/30/2006        7,730,568             6,121,957              6,765,113
 05/31/2006        7,669,409             6,142,093              6,826,875
 06/30/2006        7,669,691             6,160,701              6,868,805
 07/31/2006        7,830,508             6,234,889              6,917,737
 08/31/2006        7,991,324             6,303,150              6,960,159
 09/30/2006        7,978,536             6,318,251              6,955,024

PIMCO Funds Allocation*

Real Return Asset Fund	24.2%
Real Return Fund	14.4%
Floating Income Fund	13.6%
Developing Local Markets Fund	13.4%
CommodityRealReturn Strategy Fund®	8.2%
Emerging Markets Bond Fund	5.2%
Other	21.0%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
		6 Months*	1 Year	Fund Inception (07/31/02)
	PIMCO All Asset Fund Institutional Class	3.45%	3.72%	11.87%
	PIMCO All Asset Fund Administrative Class	3.27%	3.41%	11.59%
	Lehman Brothers U.S. TIPS: 1-10 Year Index	3.74%	2.25%	5.78%
---	Consumer Price Index + 500 Basis points	4.11%	7.28%	8.15%
	Lipper Flexible Portfolio Fund Average	1.42%	7.34%	11.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,034.53	$1,032.67	$1,023.82	$1,022.56
Expenses Paid During Period†	$1.28	$2.55	$1.27	$2.54

† For each class of the Fund, expenses are equal to the expense ratio for the class (0.25% for Institutional Class, 0.50% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.64%. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $1.15 and $2.42 for Institutional and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $1.14 and $2.41 for Institutional and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

»	A significant allocation to Treasury Inflation- Protected Securities (“TIPS”) strategies added to performance, as TIPS, particularly long-dated issues, gained as real interest rates declined.

»	Modest exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund® detracted from performance overall as the Dow Jones AIG Commodity Total Return Index lost -0.77% during the period. However, a reduction in exposure to commodities was positive for tactical allocation decisions.

»	Allocations to developing local markets strategies detracted from performance as emerging market currencies underperformed the benchmark over the period.

»	Modest exposure to U.S. equity strategies contributed to performance as the S&P 500 gained 4.14%. Reduced U.S. equity exposure detracted from tactical allocation decisions as equities continue to outperform the benchmark.

»	Exposure to Real Estate Investment Trust (“REIT”) strategies added to performance; the Dow Jones Wilshire REIT Index rallied 7.90% despite historically low REIT yields. However, near-zero holdings of REITs detracted from an allocation standpoint with REITs continuing to post strong returns.

»	Allocations to long-term U.S. government bonds through the PIMCO Long-Term U.S. Government Fund detracted from performance as these bonds underperformed the benchmark on a duration-matched basis. A reduction in exposure to long-term U.S. government bonds was positive for allocation decisions.

Semiannual Report	September 30, 2006	5

PIMCO All Asset All Authority Fund
	Institutional Class	PAUIX

Cumulative Returns Through September 30, 2006

                 PIMCO All Asset        Consumer Price
               All Authority Fund        Index + 650           S&P 500
               Institutional Class      Basis points            Index
               -------------------     --------------        ----------
 10/31/2003        $5,000,000           $5,000,000           $5,000,000
 11/30/2003         5,050,000            5,013,570            5,043,991
 12/31/2003         5,233,915            5,035,292            5,308,521
 01/31/2004         5,295,370            5,087,155            5,405,958
 02/29/2004         5,469,492            5,142,179            5,481,098
 03/31/2004         5,563,972            5,203,172            5,398,409
 04/30/2004         5,133,610            5,248,015            5,313,663
 05/31/2004         5,236,077            5,307,149            5,386,581
 06/30/2004         5,297,193            5,352,735            5,491,323
 07/31/2004         5,276,642            5,373,264            5,309,577
 08/31/2004         5,461,607            5,405,206            5,331,054
 09/30/2004         5,559,097            5,445,893            5,388,793
 10/31/2004         5,673,183            5,504,070            5,471,119
 11/30/2004         5,750,969            5,536,767            5,692,489
 12/31/2004         5,856,177            5,546,466            5,886,196
 01/31/2005         5,806,919            5,588,167            5,742,720
 02/28/2005         5,867,123            5,650,670            5,863,571
 03/31/2005         5,786,160            5,725,470            5,759,739
 04/30/2005         5,918,038            5,794,989            5,650,503
 05/31/2005         5,994,967            5,820,422            5,830,293
 06/30/2005         6,097,166            5,854,944            5,838,568
 07/31/2005         6,069,477            5,913,750            6,055,696
 08/31/2005         6,252,226            5,976,048            6,000,444
 09/30/2005         6,206,994            6,081,445            6,049,043
 10/31/2005         6,084,194            6,126,623            5,948,200
 11/30/2005         6,117,685            6,110,599            6,173,175
 12/31/2005         6,249,644            6,118,958            6,175,291
 01/31/2006         6,301,918            6,198,741            6,338,831
 02/28/2006         6,307,726            6,244,821            6,356,033
 03/31/2006         6,183,599            6,313,219            6,435,150
 04/30/2006         6,183,599            6,401,131            6,521,558
 05/31/2006         6,119,551            6,467,572            6,333,859
 06/30/2006         6,111,385            6,515,380            6,342,445
 07/31/2006         6,246,411            6,569,938            6,381,569
 08/31/2006         6,381,437            6,618,439            6,533,406
 09/30/2006         6,322,023            6,621,830            6,701,774

PIMCO Funds Allocation*

Real Return Asset Fund	19.3%
StocksPLUS® TR Short Strategy Fund	16.8%
Developing Local Markets Fund	16.5%
Floating Income Fund	14.9%
Real Return Fund	10.6%
CommodityRealReturn Strategy Fund®	8.6%
Other	13.3%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
		6 Months*	1 Year	Fund Inception (10/31/03)
	PIMCO All Asset All Authority Fund Institutional Class	2.24%	1.85%	8.37%
	Consumer Price Index + 650 Basis points	4.89%	8.89%	10.11%
---	S&P 500 Index	4.14%	10.79%	10.57%
	Lipper Flexible Portfolio Fund Average	1.42%	7.34%	10.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,022.39	$1,016.39
Expenses Paid During Period†	$8.77	$8.74

† Expenses are equal to the expense ratio of 1.73% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $8.52 for Institutional Class Shares based upon the Fund’s actual performance and $8.49 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset Fund).

»	A significant allocation to Treasury Inflation- Protected Securities (“TIPS”) strategies added to performance, as TIPS, particularly long-dated issues, gained as real interest rates declined.

»	Modest exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund® detracted from performance overall as the Dow Jones AIG Commodity Total Return Index lost -0.77% during the period. However, a reduction in exposure to commodities was positive for tactical allocation decisions.

»	Allocations to developing local markets strategies detracted from performance as emerging market currencies underperformed the benchmark over the period.

»	Modest exposure to U.S. equity strategies contributed to performance as the S&P 500 gained 4.14%. Reduced U.S. equity exposure detracted from tactical allocation decisions as equities continue to outperform the benchmark.

»	Exposure to Real Estate Investment Trust (“REIT”) strategies added to performance; the Dow Jones Wilshire REIT Index rallied 7.90% despite historically low REIT yields. However, near-zero holdings of REITs detracted from an allocation standpoint with REITs continuing to post strong returns.

»	Allocations to long-term U.S. government bonds through the PIMCO Long-Term U.S. Government Fund detracted from performance as these bonds underperformed the benchmark on a duration-matched basis. A reduction in exposure to long-term U.S. government bonds was positive for allocation decisions.

6	PIMCO Funds	Strategic Markets Funds

PIMCO European StocksPLUS® TR Strategy Fund
	Institutional Class	PESIX

Cumulative Returns Through September 30, 2006

           PIMCO European StocksPLUS/(R)/
                 TR Strategy Fund         European Blue Chip 50 Index
               Institutional Class                  (Hedged)
               ----------------------     ---------------------------
10/31/2003         $5,000,000                     $5,000,000
11/30/2003          5,089,820                      5,108,476
12/31/2003          5,407,231                      5,370,220
01/31/2004          5,555,810                      5,521,888
02/29/2004          5,683,164                      5,623,709
03/31/2004          5,481,521                      5,421,060
04/30/2004          5,322,328                      5,439,968
05/31/2004          5,306,409                      5,406,007
06/30/2004          5,515,406                      5,540,352
07/31/2004          5,318,806                      5,368,044
08/31/2004          5,393,195                      5,274,665
09/30/2004          5,446,330                      5,384,785
10/31/2004          5,669,497                      5,558,538
11/30/2004          5,754,513                      5,697,401
12/31/2004          5,922,754                      5,849,964
01/31/2005          6,061,052                      5,921,480
02/28/2005          6,115,168                      6,080,729
03/31/2005          6,074,564                      6,078,917
04/30/2005          5,963,670                      5,875,256
05/31/2005          6,339,479                      6,207,881
06/30/2005          6,567,430                      6,439,040
07/31/2005          6,776,897                      6,744,903
08/31/2005          6,789,219                      6,635,978
09/30/2005          7,001,392                      6,973,241
10/31/2005          6,673,878                      6,769,330
11/30/2005          6,945,777                      7,043,448
12/31/2005          7,270,227                      7,325,030
01/31/2006          7,521,627                      7,582,743
02/28/2006          7,650,725                      7,765,146
03/31/2006          7,733,586                      7,951,977
04/30/2006          7,692,596                      7,957,207
05/31/2006          7,337,342                      7,629,472
06/30/2006          7,402,539                      7,700,387
07/31/2006          7,574,053                      7,814,766
08/31/2006          7,937,663                      8,094,067
09/30/2006          8,165,109                      8,300,525

Allocation Breakdown*

U.S. Government Agencies	51.9%
Short-Term Instruments	15.8%
Asset-Backed Securities	15.1%
Mortgage-Backed Securities	11.2%
Corporate Bonds & Notes	5.2%
Other	0.8%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO European StocksPLUS® TR Strategy Fund Institutional Class	5.58%	16.62%	18.37%
European Blue Chip 50 Index (Hedged)	4.38%	19.03%	18.99%
Lipper European Region Fund Average	5.67%	21.72%	23.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,055.80	$1,020.61
Expenses Paid During Period†	$4.59	$4.51

† Expenses are equal to the annualized expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.33 for Institutional Class Shares based upon the Fund’s actual performance and $4.26 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO European StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

»	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Modest exposure to credit sensitive assets had a marginally negative effect on performance overall, as both corporate credit and emerging market yield premiums increased.

»	Many U.S. and developed non-U.S. equity indexes moved higher during this period including the European Blue Chip 50 Index (Hedged) amid firm equity market sentiment.

Semiannual Report	September 30, 2006	7

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	Institutional Class	PEJIX

Cumulative Returns Through September 30, 2006

                PIMCO Far East (ex-Japan)             MSCI All Country
            StocksPLUS/(R)/ TR Strategy Fund         Far East (ex-Japan)
                  Institutional Class                 Hedged USD Index
              -----------------------------         -------------------
10/31/2003           $5,000,000                         $5,000,000
11/30/2003            4,899,295                          4,941,694
12/31/2003            5,082,884                          5,170,082
01/31/2004            5,415,362                          5,478,710
02/29/2004            5,657,164                          5,687,639
03/31/2004            5,536,263                          5,513,082
04/30/2004            5,032,508                          5,248,536
05/31/2004            4,961,983                          5,117,732
06/30/2004            4,956,945                          5,072,838
07/31/2004            4,815,894                          4,960,621
08/31/2004            5,208,823                          5,199,954
09/30/2004            5,319,649                          5,370,022
10/31/2004            5,339,799                          5,325,890
11/30/2004            5,581,601                          5,639,370
12/31/2004            5,784,194                          5,751,704
01/31/2005            5,800,158                          5,802,666
02/28/2005            5,997,044                          6,079,470
03/31/2005            5,712,478                          5,842,399
04/30/2005            5,749,954                          5,746,424
05/31/2005            5,937,337                          5,925,477
06/30/2005            6,114,424                          6,121,961
07/31/2005            6,486,138                          6,518,659
08/31/2005            6,459,202                          6,381,903
09/30/2005            6,746,792                          6,724,268
10/31/2005            6,296,282                          6,319,646
11/30/2005            6,594,812                          6,766,843
12/31/2005            6,870,445                          7,080,405
01/31/2006            7,195,398                          7,424,745
02/28/2006            7,056,133                          7,452,376
03/31/2006            7,058,498                          7,536,127
04/30/2006            7,379,604                          7,961,249
05/31/2006            6,836,643                          7,455,334
06/30/2006            6,856,620                          7,454,029
07/31/2006            6,950,226                          7,502,815
08/31/2006            7,219,342                          7,754,145
09/30/2006            7,319,937                          7,979,373

Allocation Breakdown*

U.S. Government Agencies	63.3%
Asset-Backed Securities	14.2%
Mortgage-Backed Securities	9.5%
Short-Term Instruments	8.4%
Corporate Bonds & Notes	2.8%
Other	1.8%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	3.70%	8.50%	13.67%
MSCI All Country Far East (ex-Japan) Hedged USD Index	5.88%	18.67%	17.39%
Lipper Pacific ex-Japan Fund Average	3.59%	20.94%	21.94%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,037.04	$1,020.81
Expenses Paid During Period†	$4.34	$4.31

† Expenses are equal to the annualized expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.09 for Institutional Class Shares based upon the Fund’s actual performance and $4.05 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed-income securities.

»	Duration exposure concentrated in intermediate maturities (two to ten years) significantly enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the six-month period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Modest exposure to credit sensitive assets had a marginally negative effect on performance overall, as both corporate credit and emerging market yield premiums increased.

»	Equity index exposure using total return swaps and exchange-traded funds (ETFs) significantly lagged the return of the benchmark index.

»	Most U.S. and non-U.S. equity indexes moved higher during this period including the MSCI All Country Far East (ex-Japan) Hedged USD Index amid firm equity market sentiment.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUSTM Fund	Institutional Class	PFPIX
	Administrative Class	PFPAX

Cumulative Returns Through September 30, 2006

           PIMCO Fundamental IndexPLUS/TM/
             Fund Institutional Class    FTSE RAFI/TM/1000 TR   S&P 500 Index
             ------------------------    --------------------    -------------
06/30/2005       $5,000,000                 $5,000,000            $5,000,000
07/31/2005        5,180,000                  5,185,915             5,185,943
08/31/2005        5,130,000                  5,128,419             5,138,626
09/30/2005        5,167,249                  5,172,344             5,180,245
10/31/2005        5,056,988                  5,072,083             5,093,886
11/30/2005        5,222,380                  5,239,710             5,286,548
12/31/2005        5,230,033                  5,249,598             5,288,361
01/31/2006        5,414,747                  5,414,482             5,428,412
02/28/2006        5,425,302                  5,443,352             5,443,143
03/31/2006        5,506,705                  5,527,757             5,510,897
04/30/2006        5,597,241                  5,611,663             5,584,895
05/31/2006        5,464,100                  5,508,823             5,424,154
06/30/2006        5,478,181                  5,540,791             5,431,507
07/31/2006        5,536,971                  5,589,949             5,465,012
08/31/2006        5,654,551                  5,714,107             5,595,041
09/30/2006        5,785,260                  5,854,994             5,739,227

Allocation Breakdown*

Short-Term Instruments	37.7%
Corporate Bonds & Notes	34.6%
Asset-Backed Securities	13.8%
U.S. Government Agencies	7.3%
Mortgage-Backed Securities	5.5%
Other	1.1%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	5.06%	11.96%	12.36%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	4.92%	11.68%	12.08%
FTSE RAFITM 1000 Index	5.92%	13.20%	13.45%
S&P 500 Index	4.14%	10.79%	11.65%
Lipper Specialty Diversified Equity Fund Average	-1.47%	-4.48%	3.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,050.59	$1,049.24	$1,021.81	$1,020.56
Expenses Paid During Period†	$3.34	$4.62	$3.29	$4.56

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios of 0.65% and 0.90% reflects net annualized expenses after application of an Advisory Fee waiver of 0.05%, which expires on 03/31/07.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	During the period covered by this report, the PIMCO Fundamental IndexPLUS™ Fund sought to exceed the total return of the FTSE RAFI™ 1000 Index (“the Index”) by investing under normal circumstances substantially all of its assets in Index derivatives based on a portfolio of short-term fixed-income instruments. As of October 15, 2006, the Fund’s strategy changed so that the Fund seeks to exceed the total return of the Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short-term fixed-income instruments.

»	Duration exposure concentrated in short maturities (less than one year) hurt performance as short-term interest rates increased coincident with Federal Reserve interest rate hikes in the first half of the six-month period.

»	An emphasis on mortgage-backed securities was neutral for returns as the Fund’s holdings performed in-line with Treasuries.

»	Limited exposure to credit sensitive assets had a marginally negative effect on returns overall as both corporate credit and emerging market yield premiums increased.

»	Like other measures of large cap U.S. stock market performance, the FTSE RAFI™ 1000 Index posted a positive total return over this time period amid firm equity market sentiment.

Semiannual Report	September 30, 2006	9

PIMCO Fundamental IndexPLUSTM TR Fund	Institutional Class	PXTIX
	Administrative Class	PXTAX

Cumulative Returns Through September 30, 2006

                PIMCO Fundamental
              IndexPLUS/TM/ TR Fund
               Institutional Class     S&P 500 Index    FTSE RAFI/TM/ 1000 Index
               -------------------     -------------    ------------------------
06/30/2005         $5,000,000           $5,000,000           $5,000,000
07/31/2005          5,130,000            5,185,943            5,185,915
08/31/2005          5,135,000            5,138,626            5,128,419
09/30/2005          5,127,679            5,180,245            5,172,344
10/31/2005          4,972,598            5,093,886            5,072,083
11/30/2005          5,147,689            5,286,548            5,239,710
12/31/2005          5,177,142            5,288,361            5,249,598
01/31/2006          5,347,988            5,428,412            5,414,482
02/28/2006          5,358,342            5,443,143            5,443,352
03/31/2006          5,375,718            5,510,897            5,527,757
04/30/2006          5,448,857            5,584,895            5,611,663
05/31/2006          5,281,682            5,424,154            5,508,823
06/30/2006          5,273,274            5,431,507            5,540,791
07/31/2006          5,394,317            5,465,012            5,589,949
08/31/2006          5,562,725            5,595,041            5,714,107
09/30/2006          5,708,138            5,739,227            5,854,994

Allocation Breakdown*

U.S. Government Agencies	35.6%
Short-Term Instruments	30.7%
Corporate Bonds & Notes	15.9%
Asset-Backed Securities	9.0%
Mortgage-Backed Securities	6.8%
Other	2.0%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
		6 Months*	1 Year	Fund Inception (06/30/05)
	PIMCO Fundamental IndexPLUS™ TR Fund Institutional Class	6.18%	11.32%	11.16%
	PIMCO Fundamental IndexPLUS™ TR Fund Administrative Class	6.09%	11.18%	10.93%
	FTSE RAFI™ 1000 Index	5.92%	13.20%	13.45%
---	S&P 500 Index	4.14%	10.79%	11.65%
	Lipper Specialty Diversified Equity Fund Average	-1.47%	-4.48%	3.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,061.84	$1,060.93	$1,021.36	$1,020.10
Expenses Paid During Period†	$3.82	$5.11	$3.75	$5.01

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios of 0.74% and 0.99% reflects net annualized expenses after application of an Advisory Fee waiver of 0.05%, which expires on 03/31/07.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	During the period covered by this report, the PIMCO Fundamental IndexPLUS™ TR Fund sought to exceed the total return of the FTSE RAFI™ 1000 Index (“the Index”) by investing under normal circumstances substantially all of its assets in Index derivatives based on a portfolio of short and intermediate term fixed-income instruments. As of October 15, 2006, the Fund’s strategy changed so that the Fund seeks to exceed the total return of the Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

»	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance, as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes in the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Exposure to credit sensitive assets had a marginally negative effect on performance overall, as both corporate credit and emerging market yield premiums increased.

»	Like other measures of large cap U.S. stock market performance, the FTSE RAFI™ 1000 Index posted a positive total return over this time period amid firm equity market sentiment.

10	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Institutional Class	PISIX

Cumulative Returns Through September 30, 2006

                        PIMCO                    MSCI EAFE (Morgan Stanley
              International StocksPLUS/(R)/    Capital International Europe,
                   TR Strategy Fund              Australasia, Far East)
                 (U.S. Dollar-Hedged)           Net Dividend Index Hedged
                  Institutional Class                to U.S. Dollar
            -------------------------------    ------------------------------
10/31/2003           $5,000,000                        $5,000,000
11/30/2003            5,035,141                         5,011,117
12/31/2003            5,276,461                         5,196,785
01/31/2004            5,358,585                         5,265,933
02/29/2004            5,507,434                         5,392,017
03/31/2004            5,550,051                         5,397,521
04/30/2004            5,410,913                         5,462,419
05/31/2004            5,369,687                         5,381,830
06/30/2004            5,583,691                         5,508,776
07/31/2004            5,449,517                         5,378,958
08/31/2004            5,557,888                         5,367,803
09/30/2004            5,610,816                         5,444,293
10/31/2004            5,678,042                         5,489,447
11/30/2004            5,781,467                         5,634,743
12/31/2004            6,021,293                         5,820,771
01/31/2005            6,062,374                         5,866,132
02/28/2005            6,173,879                         6,038,980
03/31/2005            6,121,061                         6,020,809
04/30/2005            6,062,374                         5,851,582
05/31/2005            6,302,991                         6,081,997
06/30/2005            6,502,527                         6,289,053
07/31/2005            6,690,325                         6,523,475
08/31/2005            6,889,861                         6,609,182
09/30/2005            7,214,314                         7,020,203
10/31/2005            6,949,082                         6,895,618
11/30/2005            7,255,572                         7,209,685
12/31/2005            7,649,793                         7,547,566
01/31/2006            7,923,932                         7,834,253
02/28/2006            7,936,987                         7,911,056
03/31/2006            8,167,858                         8,213,614
04/30/2006            8,187,619                         8,276,734
05/31/2006            7,706,769                         7,806,343
06/30/2006            7,764,530                         7,905,640
07/31/2006            7,897,713                         7,981,189
08/31/2006            8,217,350                         8,225,311
09/30/2006            8,371,399                         8,357,353

Allocation Breakdown*

U.S. Government Agencies	62.6%
Asset-Backed Securities	16.0%
Short-Term Instruments	8.5%
Mortgage-Backed Securities	6.8%
Corporate Bonds & Notes	2.6%
Other	3.5%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	2.49%	16.04%	19.14%
MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Index, Hedged to U.S. Dollars	1.75%	19.05%	19.27%
Lipper International Multi-Cap Core Fund Average	3.25%	18.11%	19.42%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,024.92	$1,020.76
Expenses Paid During Period†	$4.37	$4.36

† Expenses are equal to the annualized expense ratio of 0.86% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.11 for Institutional Class Shares based upon the Fund’s actual performance and $4.10 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

»	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Limited exposure to credit sensitive assets was marginally negative overall, as both corporate credit and emerging market yield premiums increased.

»	Many U.S. and developed non-U.S. equity indexes moved higher during this period including the MSCI EAFE Index amid firm equity market sentiment.

Semiannual Report	September 30, 2006	11

PIMCO Japanese StocksPLUS® TR Strategy Fund
	Institutional Class	PJSIX

Cumulative Returns Through September 30, 2006

           PIMCO Japanese StocksPLUS/(R)/
                 TR Strategy Fund           MSCI Japan Hedged
               Institutional Class              USD Index
              ----------------------        -----------------
10/31/2003           $5,000,000                $5,000,000
11/30/2003            4,833,333                 4,831,242
12/31/2003            5,133,645                 5,065,830
01/31/2004            5,093,222                 5,099,182
02/29/2004            5,330,704                 5,247,871
03/31/2004            5,742,426                 5,693,914
04/30/2004            5,539,514                 5,717,169
05/31/2004            5,422,839                 5,530,649
06/30/2004            5,700,148                 5,762,259
07/31/2004            5,454,980                 5,548,718
08/31/2004            5,526,487                 5,548,412
09/30/2004            5,409,891                 5,412,000
10/31/2004            5,363,520                 5,356,598
11/30/2004            5,389,282                 5,447,082
12/31/2004            5,753,055                 5,720,697
01/31/2005            5,663,163                 5,654,779
02/28/2005            5,798,000                 5,827,549
03/31/2005            5,762,651                 5,867,028
04/30/2005            5,571,126                 5,616,539
05/31/2005            5,734,486                 5,729,252
06/30/2005            5,892,212                 5,896,849
07/31/2005            5,976,709                 6,039,867
08/31/2005            6,478,054                 6,426,119
09/30/2005            7,190,157                 7,235,361
10/31/2005            7,246,728                 7,362,957
11/30/2005            7,676,666                 7,902,207
12/31/2005            8,315,818                 8,502,265
01/31/2006            8,578,211                 8,893,735
02/28/2006            8,356,186                 8,754,398
03/31/2006            8,759,867                 9,171,441
04/30/2006            8,706,043                 9,175,122
05/31/2006            8,113,978                 8,472,838
06/30/2006            8,037,728                 8,578,764
07/31/2006            8,119,123                 8,580,500
08/31/2006            8,512,531                 8,958,611
09/30/2006            8,506,787                 8,908,064

Allocation Breakdown*

U.S. Government Agencies	46.5%
Mortgage-Backed Securities	21.4%
Asset-Backed Securities	16.4%
Short-Term Instruments	5.8%
Exchange-Traded Funds	5.5%
Other	4.4%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO Japanese StocksPLUS® TR Strategy Fund Institutional Class	-2.89%	18.31%	19.54%
MSCI Japan Hedged USD Index	-2.87%	23.12%	21.90%
Lipper Japanese Fund Average	-10.03%	10.47%	13.88%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$971.12	$1,020.61
Expenses Paid During Period†	$4.40	$4.51

† Expenses are equal to the annualized expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.15 for Institutional Class Shares based upon the Fund’s actual performance and $4.26 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Japanese StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark by investing under normal circumstances substantially all of its assets in Japanese equity derivatives hedged into U.S. Dollars, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

»	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the six-month period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes in the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Limited exposure to credit sensitive assets had a marginally negative effect on performance overall, as both corporate credit and emerging market yield premiums increased.

»	Equity index swaps, which specify a return based on an exchange-traded fund (“ETF”) that seeks to track the MSCI Japan Hedged USD Index, detracted from performance as the ETF lagged the MSCI Japan Hedged USD Index during this time period.

»	The MSCI Japan Hedged USD Index posted a negative return over this time period amid weak equity market sentiment in Japan.

12	PIMCO Funds	Strategic Markets Funds

PIMCO Real Return Asset Fund
	Institutional Class	PRAIX

Cumulative Returns Through September 30, 2006

                                                        Lehman Brothers
                Real Return Asset Fund              U.S. Treasury Inflation
                  Institutional Class                Notes: 10+ Year Index
                ----------------------               ---------------------
11/30/2001             $5,000,000                         $5,000,000
12/31/2001              4,926,778                          4,929,997
01/31/2002              4,926,778                          4,926,413
02/28/2002              5,057,531                          5,025,804
03/31/2002              4,976,745                          4,947,949
04/30/2002              5,151,157                          5,110,906
05/31/2002              5,274,018                          5,231,995
06/30/2002              5,414,415                          5,370,172
07/31/2002              5,476,976                          5,425,533
08/31/2002              5,832,209                          5,761,801
09/30/2002              5,990,026                          5,915,079
10/31/2002              5,660,809                          5,589,251
11/30/2002              5,765,221                          5,691,944
12/31/2002              6,077,879                          5,957,580
01/31/2003              6,132,895                          5,995,301
02/28/2003              6,467,967                          6,321,410
03/31/2003              6,188,634                          6,069,990
04/30/2003              6,171,875                          6,049,874
05/31/2003              6,731,485                          6,585,979
06/30/2003              6,584,153                          6,400,879
07/31/2003              6,039,257                          5,898,849
08/31/2003              6,242,531                          6,074,685
09/30/2003              6,574,993                          6,369,383
10/31/2003              6,664,610                          6,462,604
11/30/2003              6,728,245                          6,526,468
12/31/2003              6,869,475                          6,666,960
01/31/2004              6,995,913                          6,775,939
02/29/2004              7,244,642                          6,995,536
03/31/2004              7,399,807                          7,154,696
04/30/2004              6,776,900                          6,519,044
05/31/2004              7,006,583                          6,744,903
06/30/2004              7,018,125                          6,770,505
07/31/2004              7,052,540                          6,773,565
08/31/2004              7,362,279                          7,104,619
09/30/2004              7,410,322                          7,136,520
10/31/2004              7,482,526                          7,170,185
11/30/2004              7,468,113                          7,175,724
12/31/2004              7,758,699                          7,479,493
01/31/2005              7,782,522                          7,533,882
02/28/2005              7,764,534                          7,489,054
03/31/2005              7,834,484                          7,548,214
04/30/2005              8,008,674                          7,740,851
05/31/2005              8,125,079                          7,848,761
06/30/2005              8,180,883                          7,919,375
07/31/2005              7,905,916                          7,615,767
08/31/2005              8,161,679                          7,868,047
09/30/2005              8,101,129                          7,807,286
10/31/2005              7,910,929                          7,627,058
11/30/2005              7,926,516                          7,657,234
12/31/2005              8,152,655                          7,892,156
01/31/2006              8,145,740                          7,872,620
02/28/2006              8,173,400                          7,914,610
03/31/2006              7,776,278                          7,517,788
04/30/2006              7,687,493                          7,399,273
05/31/2006              7,705,156                          7,413,996
06/30/2006              7,697,836                          7,430,850
07/31/2006              7,914,741                          7,639,393
08/31/2006              8,172,962                          7,900,673
09/30/2006              8,140,464                          7,898,307

Allocation Breakdown*

U.S. Treasury Obligations	79.5%
Short-Term Instruments	13.7%
U.S. Government Agencies	4.0%
Corporate Bonds & Notes	1.6%
Other	1.2%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (11/12/01)**
PIMCO Real Return Asset Fund Institutional Class	4.68%	0.48%	9.57%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	5.06%	1.17%	9.09%
Lipper Treasury Inflation Protected Securities Fund Average	3.57%	1.28%	5.64%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,046.85	$1,022.06
Expenses Paid During Period†	$3.08	$3.04

† Expenses are equal to the annualized expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	For the six months, the yield on the 2032 maturity was 0.07% lower compared to a 0.19% decrease for conventional U.S. Treasury issues of similar maturity.

»	Breakeven inflation, defined as the difference between a real yield on a Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.73% on September 30, 2006 for the long-dated maturity. This compares to a breakeven yield of 2.86% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

»	The effective duration of the Fund was 12.40 years on September 30, 2006 compared to a duration of 12.22 years for the benchmark. Above-index duration added to performance as nominal yields fell over the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

»	Mortgage-backed securities exposure contributed to performance due to out-performance relative to U.S. Treasuries.

»	Modest euro currency exposure added to performance as the euro gained against the U.S. dollar on a monetary tightening bias by the European Central Bank.

»	Positions in short-dated TIPS issues detracted from performance, as the real yield curve inverted on reduced demand for shorter maturity TIPS amid falling energy prices.

»	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

»	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten on Federal Reserve interest rate hikes early in the period.

»	Modest yen currency holdings detracted from performance, as the yen decreased relative to the U.S. dollar on slower than expected interest rate normalization by the Bank of Japan.

Semiannual Report	September 30, 2006	13

PIMCO RealEstateRealReturn Strategy Fund
	Institutional Class	PRRSX

Cumulative Returns Through September 30, 2006

                        RealEstateRealReturn         Dow Jones Wilshire
                           Strategy Fund           Real Estate Investment
                        Institutional Class             Trust Index
                     ------------------------    --------------------------
10/31/2003                $5,000,000                    $5,000,000
11/30/2003                 5,222,993                     5,218,000
12/31/2003                 5,432,270                     5,383,932
01/31/2004                 5,725,186                     5,599,290
02/29/2004                 5,959,520                     5,691,678
03/31/2004                 6,421,445                     6,033,665
04/30/2004                 5,151,092                     5,150,936
05/31/2004                 5,644,225                     5,544,289
06/30/2004                 5,809,055                     5,707,238
07/31/2004                 5,868,442                     5,736,454
08/31/2004                 6,537,887                     6,210,234
09/30/2004                 6,516,265                     6,180,607
10/31/2004                 6,922,160                     6,523,724
11/30/2004                 7,218,354                     6,815,938
12/31/2004                 7,740,557                     7,169,972
01/31/2005                 7,038,258                     6,540,180
02/28/2005                 7,206,199                     6,745,565
03/31/2005                 7,106,961                     6,653,110
04/30/2005                 7,671,853                     7,045,790
05/31/2005                 7,961,934                     7,277,417
06/30/2005                 8,377,469                     7,660,301
07/31/2005                 8,776,031                     8,246,557
08/31/2005                 8,653,397                     7,938,851
09/30/2005                 8,609,465                     7,973,520
10/31/2005                 8,247,528                     7,802,281
11/30/2005                 8,609,465                     8,164,151
12/31/2005                 8,715,958                     8,173,075
01/31/2006                 9,376,101                     8,808,997
02/28/2006                 9,530,822                     8,999,158
03/31/2006                 9,678,600                     9,463,074
04/30/2006                 9,236,270                     9,103,276
05/31/2006                 8,920,320                     8,840,547
06/30/2006                 9,433,424                     9,350,125
07/31/2006                 9,891,463                     9,684,765
08/31/2006                10,404,031                    10,017,741
09/30/2006                10,554,041                    10,210,467

Allocation Breakdown*

U.S. Treasury Obligations	79.3%
Short-Term Instruments	10.4%
U.S. Government Agencies	5.6%
Corporate Bonds & Notes	2.5%
Foreign Currency-Denominated Issues	1.0%
Other	1.2%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	9.04%	22.59%	29.55%
Dow Jones Wilshire Real Estate Investment Trust Index	7.90%	28.05%	27.74%
Lipper Real Estate Fund Average	7.11%	25.53%	25.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,090.44	$1,021.36
Expenses Paid During Period†	$3.88	$3.75

† Expenses are equal to the annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	The Fund invested the collateral backing its Real Estate Investment Trust (“REIT”) derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. This investment significantly contributed to returns, as TIPS outperformed the imbedded LIBOR return in the index. The Lehman U.S. TIPS 5+ Year Index returned 4.50% versus the three-month LIBOR Index return of 2.67%.

»	Over the six-month period, 10-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

»	Breakeven inflation, defined as the difference between a real yield on TIPS and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the 10-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

»	The effective duration of the Fund was 8.53 years on September 30, 2006, compared to a duration of 8.09 years for the Lehman U.S. TIPS 5+ Year Index. Above-index duration added to performance as nominal yields fell over the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

»	Exposure to mortgage-backed securities contributed to performance due to out-performance relative to U.S. Treasuries.

»	Modest euro currency exposure added to performance as the euro gained against the U.S. dollar on a monetary tightening bias by the European Central Bank.

»	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

»	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten on Federal Reserve interest rate hikes early in the period.

»	Modest yen currency holdings detracted from performance, as the yen decreased relative to the U.S. dollar on slower than expected interest rate normalization by the Bank of Japan.

»	REITs gained for the period based on a positive outlook for rental rates to increase amid declining vacancies. Also, investor flows into commercial real estate and industry consolidation helped bolster the asset class.

14	PIMCO Funds	Strategic Markets Funds

PIMCO Small Cap StocksPLUS® TR Fund
	Institutional Class	PSCSX

Allocation Breakdown*

Short-Term Instruments	35.5%
U.S. Government Agencies	32.8%
Corporate Bonds & Notes	16.8%
Asset-Backed Securities	12.6%
Mortgage-Backed Securities	2.3%

*	% of Total Investments as of 09/30/2006

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	-3.80%
Russell 2000® Index	-4.61%
Lipper Specialty Diversified Equity Funds	-1.47%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$962.00	$1,021.36
Expenses Paid During Period†	$3.64	$3.75

† Expenses are equal to the annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.74% reflects net annualized expenses after application of an expense reduction of 0.02%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Small Cap StocksPLUS® TR Fund seeks to exceed the total return of the Russell 2000 Index by investing under normal circumstances substantially all of its assets in Russell 2000 Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

»	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced relative performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Limited exposure to credit sensitive assets had a marginally negative effect on performance, as both corporate credit and emerging market yield premiums increased.

»	Small cap U.S. stocks experienced negative total return performance over this time period.

Semiannual Report	September 30, 2006	15

PIMCO StocksPLUS® Total Return Fund
	Institutional Class	PSPTX

Cumulative Returns Through September 30, 2006

                   PIMCO StocksPLUS/(R)/ Total
                           Return Fund
                       Institutional Class        S&P 500 Index
                      ---------------------     -----------------
06/30/2002             $5,000,000               $5,000,000
07/31/2002              4,690,000                4,610,380
08/31/2002              4,740,000                4,640,809
09/30/2002              4,261,851                4,136,441
10/31/2002              4,633,758                4,500,526
11/30/2002              4,910,175                4,765,162
12/31/2002              4,736,900                4,485,218
01/31/2003              4,569,894                4,367,705
02/28/2003              4,559,772                4,302,190
03/31/2003              4,608,325                4,343,844
04/30/2003              4,993,196                4,701,860
05/31/2003              5,342,618                4,949,494
06/30/2003              5,407,553                5,012,634
07/31/2003              5,448,097                5,101,012
08/31/2003              5,549,457                5,200,497
09/30/2003              5,530,748                5,145,267
10/31/2003              5,819,971                5,436,335
11/30/2003              5,840,267                5,484,164
12/31/2003              6,180,087                5,771,779
01/31/2004              6,316,721                5,877,720
02/29/2004              6,453,356                5,959,417
03/31/2004              6,378,643                5,869,512
04/30/2004              6,184,076                5,777,370
05/31/2004              6,273,472                5,856,652
06/30/2004              6,397,486                5,970,534
07/31/2004              6,228,992                5,772,928
08/31/2004              6,339,566                5,796,279
09/30/2004              6,406,198                5,859,056
10/31/2004              6,537,904                5,948,566
11/30/2004              6,769,707                6,189,255
12/31/2004              7,020,469                6,399,867
01/31/2005              6,850,574                6,243,870
02/28/2005              6,954,703                6,375,267
03/31/2005              6,799,028                6,262,374
04/30/2005              6,771,547                6,143,605
05/31/2005              7,051,862                6,339,085
06/30/2005              7,069,676                6,348,082
07/31/2005              7,257,611                6,584,158
08/31/2005              7,263,139                6,524,084
09/30/2005              7,219,021                6,576,924
10/31/2005              6,996,040                6,467,281
11/30/2005              7,263,618                6,711,889
12/31/2005              7,311,599                6,714,190
01/31/2006              7,495,979                6,892,001
02/28/2006              7,515,053                6,910,704
03/31/2006              7,497,635                6,996,726
04/30/2006              7,580,800                7,090,675
05/31/2006              7,305,716                6,886,596
06/30/2006              7,279,026                6,895,931
07/31/2006              7,401,309                6,938,469
08/31/2006              7,639,438                7,103,556
09/30/2006              7,854,472                7,286,617

Allocation Breakdown*

Short-Term Instruments	44.5%
U.S. Government Agencies	42.1%
Corporate Bonds & Notes	5.7%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	1.5%
Other	2.8%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Institutional Class	4.76%	8.80%	11.19%
S&P 500 Index	4.14%	10.79%	9.26%
Lipper Large-Cap Core Fund Average	2.33%	8.73%	7.55%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,047.59	$1,021.36
Expenses Paid During Period†	$3.80	$3.75

† Expenses are equal to the annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $3.54 for Institutional Class Shares based upon the Fund’s actual performance and $3.50 based upon a hypothetical 5% return.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed-income instruments.

»	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Limited exposure to credit sensitive assets had a marginally negative effect on performance overall as both corporate credit and emerging market yield premiums increased.

»	Like other measures of large cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment.

16	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® TR Short Strategy Fund
	Institutional Class	PSTIX

Cumulative Returns Through September 30, 2006

                StocksPLUS(R) TR Short Strategy Fund
                        Institutional Class              Inverse of S&P 500
                ------------------------------------     ------------------
07/31/2003             $5,000,000                         $5,000,000
08/31/2003              4,904,427                          4,902,488
09/30/2003              5,103,956                          4,954,550
10/31/2003              4,847,248                          4,674,271
11/30/2003              4,877,449                          4,633,147
12/31/2003              4,897,472                          4,390,166
01/31/2004              5,250,533                          4,309,585
02/29/2004              5,225,315                          4,249,684
03/31/2004              5,316,102                          4,313,796
04/30/2004              5,351,408                          4,381,515
05/31/2004              5,290,883                          4,321,388
06/30/2004              5,212,489                          4,237,359
07/31/2004              5,444,604                          4,377,603
08/31/2004              5,520,293                          4,359,896
09/30/2004              5,476,583                          4,312,675
10/31/2004              5,441,218                          4,246,790
11/30/2004              5,203,765                          4,074,958
12/31/2004              5,071,049                          3,936,292
01/31/2005              5,218,750                          4,032,240
02/28/2005              5,092,931                          3,947,384
03/31/2005              5,202,922                          4,017,285
04/30/2005              5,367,225                          4,093,474
05/31/2005              5,274,120                          3,963,226
06/30/2005              5,309,719                          3,957,601
07/31/2005              5,085,056                          3,810,424
08/31/2005              5,216,566                          3,845,190
09/30/2005              5,134,329                          3,814,047
10/31/2005              5,211,125                          3,877,630
11/30/2005              5,052,048                          3,730,970
12/31/2005              5,113,422                          3,729,690
01/31/2006              4,997,082                          3,630,917
02/28/2006              5,013,702                          3,621,064
03/31/2006              4,928,105                          3,575,990
04/30/2006              4,878,158                          3,527,974
05/31/2006              5,033,549                          3,629,513
06/30/2006              5,036,498                          3,624,593
07/31/2006              5,092,150                          3,602,235
08/31/2006              5,075,454                          3,516,527
09/30/2006              4,999,780                          3,425,905

Allocation Breakdown*

Short-Term Instruments	42.0%
U.S. Government Agencies	23.6%
Corporate Bonds & Notes	21.4%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	4.3%
Other	1.8%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	1.45%	-2.62%	-0.19%
Inverse of S&P 500	-4.20%	-10.18%	-11.25%
Lipper Specialty Diversified Equity Fund Average	-1.47%	-4.48%	5.78%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The out performance of this Fund relative to its benchmark since inception was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,014.55	$1,021.36
Expenses Paid During Period†	$3.74	$3.75

† Expenses are equal to the annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO StocksPLUS® TR Short Strategy Fund seeks to achieve its investment objective by investing under normal circumstances primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

»	Short S&P 500 Index futures exposure helped relative performance as the financing rate that accrued to a seller of these futures contracts added value.

»	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

»	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes in the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

»	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

»	Like other measures of large cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment. Therefore, the inverse of the S&P 500 had a negative total return over this period.

Semiannual Report	September 30, 2006	17

PIMCO CommodityRealReturn Strategy Fund®	Institutional Class	PCRIX
	Administrative Class	PCRRX

Cumulative Returns Through September 30, 2006

                PIMCO CommodityRealReturn              Dow Jones - AIG
                    Strategy Fund/(R)/                 Commodity  Total
                   Institutional Class                  Return Index
                 -----------------------            --------------------
06/30/2002         $5,000,000                           $5,000,000
07/31/2002          5,160,000                            4,972,914
08/31/2002          5,540,000                            5,168,856
09/30/2002          5,892,885                            5,363,517
10/31/2002          5,726,533                            5,308,183
11/30/2002          5,736,615                            5,323,140
12/31/2002          6,213,898                            5,583,797
01/31/2003          6,703,055                            6,013,602
02/28/2003          7,186,836                            6,216,038
03/31/2003          6,466,540                            5,747,048
04/30/2003          6,407,411                            5,711,293
05/31/2003          7,063,203                            6,045,009
06/30/2003          6,833,450                            5,895,729
07/31/2003          6,547,600                            5,931,040
08/31/2003          6,930,532                            6,165,266
09/30/2003          7,166,572                            6,170,421
10/31/2003          7,507,322                            6,465,163
11/30/2003          7,523,548                            6,444,752
12/31/2003          8,066,884                            6,920,088
01/31/2004          8,285,227                            7,045,559
02/29/2004          9,011,069                            7,502,689
03/31/2004          9,419,942                            7,734,352
04/30/2004          8,838,686                            7,597,172
05/31/2004          9,126,318                            7,725,980
06/30/2004          8,731,326                            7,405,643
07/31/2004          8,972,856                            7,536,477
08/31/2004          9,015,124                            7,399,118
09/30/2004          9,626,743                            7,905,709
10/31/2004          9,895,170                            8,039,493
11/30/2004          9,760,957                            7,943,193
12/31/2004          9,386,631                            7,553,133
01/31/2005          9,462,482                            7,631,944
02/28/2005         10,088,257                            8,171,251
03/31/2005         10,439,492                            8,462,417
04/30/2005         10,003,712                            7,968,668
05/31/2005          9,958,853                            7,906,812
06/30/2005         10,134,588                            8,039,910
07/31/2005         10,355,329                            8,400,352
08/31/2005         11,348,661                            9,034,411
09/30/2005         11,794,727                            9,454,743
10/31/2005         10,880,252                            8,860,611
11/30/2005         10,866,902                            8,883,494
12/31/2005         11,310,761                            9,166,735
01/31/2006         11,493,439                            9,336,274
02/28/2006         10,732,284                            8,751,796
03/31/2006         10,679,003                            8,946,453
04/30/2006         11,386,877                            9,553,010
05/31/2006         11,470,604                            9,644,394
06/30/2006         11,246,075                            9,494,550
07/31/2006         11,728,050                            9,799,333
08/31/2006         11,460,286                            9,446,191
09/30/2006         10,704,691                            8,877,416

Allocation Breakdown*

U.S. Treasury Obligations	66.3%
Structured Notes	17.3%
Short-Term Instruments	8.6%
U.S. Government Agencies	3.5%
Asset-Backed Securities	1.4%
Other	2.9%

*	% of Total Investments as of 09/30/2006

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	0.24%	-9.24%	19.58%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	0.05%	-9.57%	19.26%
Dow Jones—AIG Commodity Total Return Index	-0.77%	-6.11%	14.46%
Lipper Specialty Diversified Equity Fund Average	-1.47%	-4.48%	4.36%

All Fund returns are net of fees and expenses.

* Cumulative return.

**The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Details regarding any Fund’s redemption fees can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,002.41	$1,000.48	$1,021.36	$1,020.10
Expenses Paid During Period†	$3.71	$4.96	$3.75	$5.01

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class) multiplied by the average account value over the period, 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO CommodityRealReturn Strategy Fund® seeks to achieve its investment objective by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Commodities declined for the period driven by lower energy prices amid concerns over slowing U.S. economic growth, easing geopolitical tensions, and abundant U.S. oil and natural gas inventories.

»	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. This investment was a positive contributor to performance, as TIPS outperformed the T-Bill return embedded in the Dow Jones—AIG Commodity Total Return Index. The Lehman Brothers U.S. TIPS Index gained 4.07% while the Citigroup 3-month Treasury Bill Index returned 2.41%.

»	Over the six-month period, 10-year real yields declined by 0.08%, compared to a 0.27% decline for conventional U.S. Treasury issues of similar maturity.

»	Ten-year breakeven inflation, defined as the difference between real yields on TIPS and nominal yields on Treasuries of like-maturity, was 2.40% on September 30, 2006 for the 10-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change during the six-month period ended September 30, 2006 was 1.55%.

»	The effective duration of the Fund was 7.16 years on September 30, 2006 compared to a duration of 6.43 years for the Lehman U.S. TIPS Index. Above-index duration added to performance as nominal yields fell during the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

»	Exposure to mortgage-backed securities contributed to returns due to out-performance versus U.S. Treasuries.

»	Modest euro currency exposure added to performance as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

»	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

»	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

»	Modest yen currency holdings detracted from performance; the yen lost ground against the U.S. dollar from slower than expected interest rate normalization by the Bank of Japan.

18	PIMCO Funds	Strategic Markets Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	19

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Institutional Class
09/30/2006+	$12.61	$0.32	$0.11	$0.43	$(0.30)	$0.00
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
07/31/2002 - 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00
Administrative Class
09/30/2006+	12.60	0.30	0.10	0.40	(0.28)	0.00
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
12/31/2002 - 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00

All Asset All Authority Fund
Institutional Class
09/30/2006+	$10.62	$0.20	$0.03	$0.23	$(0.17)	$0.00
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
10/31/03 - 03/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00

European StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2006+	$11.32	$0.23	$0.39	$0.62	$(0.24)	$0.00
03/31/2006	9.86	0.40	2.23	2.63	(1.17)	0.00
03/31/2005	10.33	0.11	1.13	1.24	(1.37)	(0.19)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00

Far East (ex-Japan) StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2006+	$12.09	$0.25	$0.20	$0.45	$(0.18)	$0.00
03/31/2006	10.67	0.44	2.04	2.48	(1.06)	0.00
03/31/2005	10.99	0.12	0.22	0.34	(0.36)	(0.30)
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.

20	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.30)	$12.74	3.45%	$8,145,580	0.25	%*	0.25	%*	5.06	%*	41%
0.00	(0.84)	12.61	6.48	7,277,346	0.25		0.25		6.87		56
0.00	(0.84)	12.64	5.32	3,555,716	0.21	(c)	0.21	(c)	7.17		92
0.00	(0.57)	12.81	19.53	1,022,553	0.23	(c)	0.23	(c)	6.13		99
0.00	(0.27)	11.23	15.07	152,635	0.19	*(c)	0.19	*(c)	5.50	*	101

0.00	(0.28)	12.72	3.27	151,041	0.50	*	0.50	*	4.76	*	41
0.00	(0.81)	12.60	6.25	81,072	0.50		0.50		6.52		56
0.00	(0.82)	12.63	5.11	47,118	0.46	(d)	0.46	(d)	7.77		92
0.00	(0.55)	12.80	19.21	9,433	0.48	(d)	0.48	(d)	6.88		99
0.00	(0.01)	11.23	2.73	11	0.44	*(d)	0.44	*(d)	2.28	*	101

$0.00	$(0.17)	$10.68	2.24%	$327,108	1.73	%*	0.30	%*	3.69	%*	55%
0.00	(0.64)	10.62	6.87	370,389	1.62		0.30		6.50		62
0.00	(0.76)	10.53	3.99	155,020	0.76		0.30		7.58		171
0.00	(0.25)	10.86	11.28	58,842	0.82	*(b)	0.30	*(b)	7.14	*	116

$0.00	$(0.24)	$11.70	5.58%	$6,903	0.89	%*	0.85	%*	4.14	%*	562%
0.00	(1.17)	11.32	27.31	7,277	0.85		0.85		3.62		598
(0.15)	(1.71)	9.86	10.82	4,133	0.86	(e)	0.86	(e)	1.12		838
(0.18)	(0.82)	10.33	9.85	7,503	0.85	*(f)	0.85	*(f)	(4.48	)*	118

$0.00	$(0.18)	$12.36	3.70%	$17,200	0.85	%*	0.85	%*	4.18	%*	322%
0.00	(1.06)	12.09	23.56	29,828	0.87		0.85		3.63		675
0.00	(0.66)	10.67	3.18	8,280	0.85		0.85		1.16		823
0.00	0.00	10.99	9.95	8,007	0.85	*(g)	0.85	*(g)	5.18	*	114

(e) Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.

Semiannual Report	September 30, 2006	21

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Fundamental IndexPLUSTM Fund
Institutional Class
09/30/2006+	$10.34	$0.22	$0.30	$0.52	$(0.13)	$0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00
Administrative Class
09/30/2006+	10.34	0.20	0.31	0.51	(0.12)	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00

Fundamental IndexPLUSTM TR Fund
Institutional Class
09/30/2006+	$10.29	$0.19	$0.44	$0.63	$(0.29)	$0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00
Administrative Class
09/30/2006+	10.29	0.18	0.44	0.62	(0.28)	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2006+	$12.40	$0.25	$0.04	$0.29	$(0.33)	$0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00

Japanese StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2006+	$13.02	$0.25	$(0.64)	$(0.39)	$(0.22)	$0.00
03/31/2006	10.23	0.44	4.76	5.20	(2.41)	0.00
03/31/2005	11.32	0.13	(0.03)	0.10	(0.50)	(0.58)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00

Real Return Asset Fund
Institutional Class
09/30/2006+	$11.24	$0.33	$0.18	$0.51	$(0.33)	$0.00
03/31/2006	12.02	0.52	(0.58)	(0.06)	(0.59)	(0.13)
03/31/2005	12.34	0.39	0.29	0.68	(0.45)	(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)
11/12/2001 - 03/31/2002	10.00	0.05	(0.50)	(0.45)	(0.05)	0.00

RealEstateRealReturn Strategy Fund
Institutional Class
09/30/2006+	$9.19	$0.22	$0.56	$0.78	$(0.59)	$0.00
03/31/2006	9.31	0.50	2.55	3.05	(3.07)	(0.10)
03/31/2005	11.98	0.40	1.21	1.61	(3.99)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00

Small Cap StocksPLUS® TR Fund
Institutional Class
07/31/2006 - 09/30/2006+	$10.00	$0.20	$(0.58)	$(0.38)	$0.00	$0.00

StocksPLUS® Total Return Fund
Institutional Class
09/30/2006+	$11.72	$0.25	$0.30	$0.55	$(0.17)	$0.00
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)
06/28/2002 - 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)

StocksPLUS® TR Short Strategy Fund
Institutional Class
09/30/2006+	$8.88	$0.19	$(0.06)	$0.13	$(0.05)	$0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.

(d) Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.

22	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.13)	$10.73	5.06%	$126,117	0.65	%*	0.65	%*	4.18	%*	22%
0.00	(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	3.62	*	49

0.00	(0.12)	10.73	4.92	11	0.90	*	0.90	*	3.91	*	22
0.00	(0.63)	10.34	9.93	11	0.90	*	0.90	*	3.29	*	49

$0.00	$(0.29)	$10.63	6.18%	$331,623	0.74	%*	0.74	%*	3.79	%*	295%
0.00	(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	3.60	*	426

0.00	(0.28)	10.63	6.09	11	0.99	*	0.99	*	3.58	*	295
0.00	(0.43)	10.29	7.32	11	1.00	*	1.00	*	3.21	*	426

$0.00	$(0.33)	$12.36	2.49%	$432,569	0.86	%*	0.85	%*	4.09	%*	325%
0.00	(1.43)	12.40	33.44	553,344	0.85		0.85		3.51		682
(0.15)	(1.56)	10.43	10.29	203,469	0.85		0.85		1.24		666
0.00	(0.27)	10.77	10.56	17,420	0.85	*(b)	0.85	*(b)	10.86	*	41

$0.00	$(0.22)	$12.41	(2.89)%	$18,551	0.89	%*	0.85	%*	4.09	%*	398%
0.00	(2.41)	13.02	52.01	51,360	0.85		0.85		3.57		655
(0.11)	(1.19)	10.23	0.35	8,361	0.86	(d)	0.86	(d)	1.23		743
0.00	(0.05)	11.32	13.70	4,003	0.85	*(c)	0.85	*(c)	16.04	*	56

$0.00	$(0.33)	$11.42	4.68%	$3,333,932	0.60	%*	0.60	%*	5.84	%*	243%
0.00	(0.72)	11.24	(0.75)	2,189,247	0.60		0.60		4.42		265
0.00	(1.00)	12.02	5.88	620,391	0.62	(h)	0.62	(h)	3.31		519
0.00	(0.89)	12.34	19.57	277,777	0.66		0.65		2.69		553
0.00	(0.61)	11.14	24.35	70,886	0.68		0.68		4.78		157
0.00	(0.05)	9.50	(4.47)	20,747	0.75	*	0.75	*	1.31		107

$0.00	$(0.59)	$9.38	9.04%	$150,646	0.74	%*	0.74	%*	4.89	%*	324%
0.00	(3.17)	9.19	36.18	370,682	0.74		0.74		4.88		337
(0.07)	(4.28)	9.31	10.65	413,326	0.74		0.74		3.76		510
0.00	(0.84)	11.98	29.61	283,084	0.74	*(e)	0.74	*(e)	28.52	*	158

$0.00	$0.00	$9.62	(3.80)%	$2,887	0.74	%*	0.74	%*	4.21	%*	398%

$0.00	$(0.17)	$12.10	4.76%	$173,977	0.74	%*	0.74	%*	4.34	%*	81%
0.00	(1.89)	11.72	10.28	148,962	0.74		0.74		3.56		322
0.00	(0.57)	12.37	6.59	354,872	0.74		0.74		1.39		414
0.00	(0.43)	12.13	38.42	220,622	0.74	(f)	0.74	(f)	0.64		282
0.00	(0.12)	9.10	(7.83)	4,185	0.74	*	0.74	*	1.62	*	398

$0.00	$(0.05)	$8.96	1.45%	$166,875	0.74	%*	0.74	%*	4.18	%*	220%
0.00	(0.12)	8.88	(5.28)	130,805	0.74		0.74		3.60		667
0.00	(0.80)	9.50	(2.13)	4,213	0.74		0.74		1.40		742
0.00	(0.03)	10.54	5.68	3,623	0.75	*(g)	0.74	*(g)	0.62	*	190

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.

(h) Effective October 1, 2004, the advisory fee was reduced to 0.35%.

Semiannual Report	September 30, 2006	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

CommodityRealReturn Strategy Fund®
Institutional Class
09/30/2006+	$14.03	$0.29	$(0.26)	$0.03	$(0.12)	$0.00
03/31/2006	16.29	0.66	(0.15)	0.51	(1.88)	(0.07)
03/31/2005	15.72	0.45	1.14	1.59	(0.84)	(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
06/28/2002 - 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00
Administrative Class
09/30/2006+	13.96	0.27	(0.26)	0.01	(0.11)	0.00
03/31/2006	16.25	0.41	0.05	0.46	(1.86)	(0.07)
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)
02/14/2003 - 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

24	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.12)	$13.94	0.24%	$6,302,886	0.74	%*	0.74	%*	3.97	%*	360%
(0.82)	(2.77)	14.03	2.29	5,622,373	0.74		0.74		4.18		292
0.00	(1.02)	16.29	10.82	3,524,112	0.74		0.74		2.94		264
0.00	(1.57)	15.72	45.67	1,780,461	0.74		0.74		2.02		290
0.00	(0.86)	12.03	29.33	91,773	0.74	*(b)	0.74	*(b)	4.35	*	492

0.00	(0.11)	13.86	0.05	668,794	0.99	*	0.99	*	3.73	*	360
(0.82)	(2.75)	13.96	1.99	605,339	0.99		0.99		2.69		292
0.00	(0.98)	16.25	10.63	79,418	0.99		0.99		2.65		264
0.00	(1.56)	15.68	45.14	28,721	0.99		0.99		3.43		290
0.00	0.00	12.03	(6.60)	9	0.99	*(c)	0.99	*(c)	(42.88	)*	492

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.

Semiannual Report	September 30, 2006	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS® TR Strategy Fund
Assets:
Investments, at value	$0	$0	$9,432
Investments in affiliates, at value	11,978,201	952,454	0
Repurchase agreement, at value	0	0	780
Cash	3,094	607	1
Foreign currency, at value	0	0	12
Receivable for investments sold	0	0	3,159
Receivable for investments in affiliates sold	34,123	5,652	0
Receivable for investments sold on a delayed-delivery basis	0	0	500
Receivable for Fund shares sold	18,003	1,058	0
Interest and dividends receivable	0	2,894	26
Interest and dividends receivable from affiliates	43,710	0	0
Variation margin receivable	0	0	0
Swap premiums paid	0	0	68
Unrealized appreciation on forward foreign currency contracts	0	0	22
Unrealized appreciation on swap agreements	0	0	233
Other assets	0	17	0
	12,077,131	962,682	14,233
Liabilities:
Payable for the reverse repurchase agreement	$0	$0	$837
Payable for investments purchased	0	0	5,661
Payable for investments in affiliates purchased	70,793	6,931	0
Payable for investments purchased on a delayed-delivery basis	0	0	195
Payable for short sales	0	0	504
Payable for Fund shares redeemed	33,916	2,841	0
Payable for line of credit	0	201,017	0
Payable to advisor	7,041	1,615	0
Dividends payable	0	0	0
Written options outstanding	0	0	0
Accrued investment advisory fee	2,017	159	3
Accrued administration fee	1,601	157	2
Accrued distribution fee	1,151	94	0
Accrued servicing fee	782	89	0
Variation margin payable	0	0	1
Recoupment payable to Manager	0	18	0
Swap premium received	0	0	83
Unrealized depreciation on forward foreign currency contracts	0	0	17
Unrealized depreciation on swap agreements	0	0	27
	117,301	212,921	7,330

Net Assets	$11,959,830	$749,761	$6,903

Net Assets Consist of:
Paid in capital	$11,945,240	$762,703	$6,107
Undistributed (overdistributed) net investment income	45,112	2,086	814
Accumulated undistributed net realized gain (loss)	(147,090)	(17,172)	(258)
Net unrealized appreciation	116,568	2,144	240
	$11,959,830	$749,761	$6,903
Net Assets:
Institutional Class	$8,145,580	$327,108	$6,903
Administrative Class	151,041	0	0
Other Classes	3,663,209	422,653	0
Shares Issued and Outstanding:
Institutional Class	639,268	30,608	590
Administrative Class	11,871	0	0
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.74	$10.68	$11.70
Administrative Class	12.72	NA	NA

Cost of Investments Owned	$0	$0	$9,414
Cost of Investments in affiliates Owned	$11,861,633	$950,310	$0
Cost of Repurchase Agreements Owned	$0	$0	$780
Cost of Foreign Currency Held	$0	$0	$12
Proceeds Received on Short Sales	$0	$0	$491
Premiums Received on Written Options	$0	$0	$2

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$27,646	$127,109	$502,842	$786,373	$28,085	$4,484,356	$333,613
0	0	0	0	0	0	0
478	2,438	16,434	6,101	478	6,644	3,177
0	293	959	2,583	43	0	1
56	93	563	6,297	196	543	140
6,914	6	0	423,175	7,742	68,626	0
0	0	0	0	0	0	0
500	0	0	306	102	7,731	8,100
0	233	11,687	67	0	52	482
58	418	1,207	1,457	77	37,395	2,201
0	0	0	0	0	0	0
0	2	0	0	7	60	0
91	0	273	1,787	117	4,002	719
198	53	204	9,564	734	1,115	67
182	1,169	4,380	7,108	344	1,877	4,145
0	0	0	10	0	0	0
36,123	131,814	538,549	1,244,828	37,925	4,612,401	352,645

$0	$0	$0	$0	$5,147	$0	$0
12,968	4,256	133,398	603,299	11,470	161,954	1,888
0	0	0	0	0	0	0
0	748	2,143	8,854	0	1,042,051	102,662
5,431	0	0	135,541	1,876	31,679	8,160
0	43	12	10,214	0	29,636	325
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	10	0
0	410	2,050	3,166	66	3,222	65
8	42	154	268	11	1,084	97
4	26	84	152	6	774	64
0	0	5	16	0	0	24
0	0	9	10	0	0	18
3	16	94	120	10	61	75
1	0	1	0	1	0	0
156	0	914	2,319	322	1,947	1,011
207	145	550	1,490	434	3,447	198
145	0	5	768	31	2,604	641
18,923	5,686	139,419	766,217	19,374	1,278,469	115,228

$17,200	$126,128	$399,130	$478,611	$18,551	$3,333,932	$237,417

$16,951	$120,607	$387,293	$454,938	$20,087	$3,331,037	$207,142
403	2,359	8,125	9,225	1,111	(818)	34,679
(250)	1,970	(525)	(3,307)	(3,115)	(23,503)	(7,655)
96	1,192	4,237	17,755	468	27,216	3,251
$17,200	$126,128	$399,130	$478,611	$18,551	$3,333,932	$237,417

$17,200	$126,117	$331,623	$432,569	$18,551	$3,333,932	$150,646
0	11	11	0	0	0	0
0	0	67,496	46,042	0	0	86,771

1,391	11,752	31,187	34,998	1,494	291,919	16,061
0	1	1	0	0	0	0

$12.36	$10.73	$10.63	$12.36	$12.41	$11.42	$9.38
NA	10.73	10.63	NA	NA	NA	NA

$27,612	$126,833	$501,409	$782,889	$28,198	$4,453,355	$334,329
$0	$0	$0	$0	$0	$0	$0
$478	$2,438	$16,434	$6,101	$478	$6,644	$3,177
$57	$93	$563	$6,289	$196	$542	$141
$5,428	$0	$0	$135,390	$1,872	$31,351	$7,963
$3	$197	$1,315	$1,989	$41	$2,234	$51

Semiannual Report	September 30, 2006	27

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Assets:
Investments, at value	$3,089	$249,341	$182,684
Repurchase agreement, at value	1,423	14,788	13,851
Cash	24	50	1
Foreign currency, at value	0	353	264
Receivable for investments sold	0	0	2
Receivable for Fund shares sold	0	3,293	25
Interest and dividends receivable	6	830	493
Variation margin receivable	0	56	242
Swap premiums paid	0	302	52
Unrealized appreciation on forward foreign currency contracts	0	57	18
Unrealized appreciation on swap agreements	0	139	16
	4,542	269,209	197,648

Liabilities:
Payable for investments purchased	$1,546	$5,584	$29,029
Payable for investments purchased on a delayed-delivery basis	50	0	597
Payable for Fund shares redeemed	0	243	0
Written options outstanding	0	1,512	518
Accrued investment advisory fee	1	103	70
Accrued administration fee	1	64	36
Accrued distribution fee	0	26	0
Accrued servicing fee	0	18	0
Variation margin payable	22	526	78
Recoupment payable to Manager	0	0	4
Swap premium received	0	93	7
Unrealized depreciation on forward foreign currency contracts	3	219	142
Unrealized depreciation on swap agreements	0	239	6
	1,623	8,627	30,487

Net Assets	$2,919	$260,582	$167,161

Net Assets Consist of:
Paid in capital	$3,030	$241,662	$172,670
Undistributed net investment income	60	6,397	3,315
Accumulated undistributed net realized gain (loss)	(205)	9,202	(6,047)
Net unrealized appreciation (depreciation)	34	3,321	(2,777)
	$2,919	$260,582	$167,161

Net Assets:
Institutional Class	$2,887	$173,977	$166,875
Administrative Class	0	0	0
Other Classes	32	86,605	286

Shares Issued and Outstanding:
Institutional Class	300	14,382	18,615
Administrative Class	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.62	$12.10	$8.96
Administrative Class	NA	NA	NA

Cost of Investments Owned	$3,084	$250,617	$182,100
Cost of Repurchase Agreements Owned	$1,423	$14,788	$13,851
Cost of Foreign Currency Held	$0	$353	$264
Premiums Received on Written Options	$0	$942	$307

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$19,934,783
Cash	12,765
Foreign currency, at value	16,376
Receivable for investments sold	990
Receivable for investments sold on a delayed-delivery basis	229,558
Receivable for Fund shares sold	55,019
Interest and dividends receivable	107,355
Variation margin receivable	241
Swap premiums paid	72,353
Unrealized appreciation on forward foreign currency contracts	8,351
Unrealized appreciation on swap agreements	27,526
Other assets	1,579
20,466,896

Liabilities:
Payable for investments purchased	$707,256
Payable for investments purchased on a delayed-delivery basis	7,616,575
Payable for short sales	230,917
Payable for Fund shares redeemed	73,043
Written options outstanding	10,956
Accrued investment advisory fee	5,008
Accrued administration fee	3,593
Accrued distribution fee	1,125
Accrued servicing fee	1,052
Variation margin payable	1,433
Swap premium received	17,935
Unrealized depreciation on forward foreign currency contracts	10,529
Unrealized depreciation on swap agreements	47,370
8,726,792

Net Assets	$11,740,104

Net Assets Consist of:
Paid in capital	$12,254,996
(Overdistributed) net investment income	(20,471)
Accumulated undistributed net realized (loss)	(95,572)
Net unrealized (depreciation)	(398,849)
$11,740,104

Net Assets:
Institutional Class	$6,302,886
Administrative Class	668,794
Other Classes	4,768,424

Shares Issued and Outstanding:
Institutional Class	452,300
Administrative Class	48,237

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.94
Administrative Class	13.86

Cost of Investments Owned	$20,320,818
Cost of Foreign Currency Held	$16,424
Proceeds Received on Short Sales	$226,696
Premiums Received on Written Options	$7,418

Semiannual Report	September 30, 2006	29

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS® TR Strategy Fund
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$155	$23	$423
Dividends, net of foreign taxes*	307,314	0	1
Dividends from affiliate investments	0	20,514	0
Miscellaneous income	0	0	0
Total Income	307,469	20,537	424

Expenses:
Investment advisory fees	11,535	936	46
Administration fees	9,527	893	25
Distribution and/or servicing fees - Administrative Class	125	0	0
Distribution and/or servicing fees - Other Classes	11,442	1,026	0
Trustees’ fees	0	0	0
Interest expense	22	5,395	4
Miscellaneous expense	0	19	1
Total Expenses	32,651	8,269	76
Reimbursement by Manager	(63)	0	0
Net Expenses	32,588	8,269	76

Net Investment Income	274,881	12,268	348

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	65
Net realized (loss) on affiliate investments	(151,425)	(16,687)	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	358
Net realized gain (loss) on foreign currency transactions	0	0	(675)
Net change in unrealized appreciation on investments	0	0	106
Net change in unrealized appreciation on affiliate investments	250,788	19,419	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	262
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	14
Net Gain (Loss)	99,363	2,732	130

Net Increase (Decrease) in Net Assets Resulting form Operations	$374,244	$15,000	$478

* Includes foreign tax withholding of $0, $0, $0, $0, $1, $3, $0, $0, $0, and $0, respectively.

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$775	$2,984	$9,560	$17,146	$1,377	$107,705	$7,417
0	0	0	0	0	0	0
0	0	0	0	0	0	0
1	1	2	2	2	2	2
776	2,985	9,562	17,148	1,379	107,707	7,419

84	246	1,028	1,892	152	5,826	633
46	154	553	1,069	83	4,161	405
0	0	0	0	0	0	0
0	0	71	160	0	0	230
0	0	1	1	0	3	0
0	0	0	32	14	0	0
1	0	1	0	1	3	1
131	400	1,654	3,154	250	9,993	1,269
0	0	0	0	0	0	0
131	400	1,654	3,154	250	9,993	1,269

645	2,585	7,908	13,994	1,129	97,714	6,150

(81)	(35)	(910)	102	13	(10,535)	(14,590)
0	0	0	0	0	0	0
(459)	1,942	3,613	21,077	(4,608)	7,163	15,872
268	216	689	(21,666)	1,431	3,964	871
269	394	3,917	7,241	220	100,829	15,214
0	0	0	0	0	0	0
(84)	141	(152)	(12,806)	(1,045)	(5,337)	(18,278)
(58)	(153)	(76)	6,191	179	(2,086)	(296)
(145)	2,505	7,081	139	(3,810)	93,998	(1,207)

$500	$5,090	$14,989	$14,133	$(2,681)	$191,712	$4,943

Semiannual Report	September 30, 2006	31

Statements of Operations  (Cont.)

Six Months Ended September 30, 2006 (Unaudited)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$67	$6,026	$3,964
Dividends, net of foreign taxes*	0	32	1
Miscellaneous income	4	0	0
Total Income	71	6,058	3,965

Expenses:
Investment advisory fees	7	581	392
Administration fees	4	360	200
Distribution and/or servicing fees - Other Classes	0	268	0
Interest expense	0	1	1
Miscellaneous expense	0	0	4
Total Expenses	11	1,210	597

Net Investment Income	60	4,848	3,368

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	16	(494)	(447)
Net realized gain (loss) on futures contracts, options and swaps	(225)	193	(395)
Net realized gain on foreign currency transactions	4	112	215
Net change in unrealized appreciation on investments	5	2,348	1,455
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	32	4,336	(1,717)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(3)	(50)	(124)
Net Gain (Loss)	(171)	6,445	(1,013)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(111)	$11,293	$2,355

* Includes foreign tax withholding of $0, $0, and $2, respectively.

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2006 (Unaudited)	Commodity- RealReturn Strategy Fund®
(Amounts in thousands)

Investment Income:
Interest	$284,053
Miscellaneous income	14
Total Income	284,067

Expenses:
Investment advisory fees	29,561
Administration fees	21,855
Distribution and/or servicing fees - Administrative Class	849
Distribution and/or servicing fees - Other Classes	13,211
Trustees’ fees	13
Interest expense	28
Miscellaneous expense	11
Total Expenses	65,528

Net Investment Income	218,539

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(634,019)
Net realized gain on futures contracts, options and swaps	673,616
Net realized gain on foreign currency transactions	15,648
Net change in unrealized (depreciation) on investments	(78,692)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(168,734)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,955)
Net (Loss)	(195,136)

Net Increase in Net Assets Resulting from Operations	$23,403

Semiannual Report	September 30, 2006	33

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		European StocksPLUS® TR Strategy Fund		Far East (ex-Japan) StocksPLUS® TR Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$274,881	$569,937	$12,268	$26,434	$348	$205	$645	$448
Net realized gain (loss)	0	0	0	0	(252)	1,190	(272)	1,493
Net realized gain (loss) on affiliate investments	(151,425)	34,875	(16,687)	912	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	22,369	0	1,191	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	382	(87)	127	203
Net change in unrealized appreciation (depreciation) on affiliate investments	250,788	(194,139)	19,419	(17,007)	0	0	0	0
Net increase (decrease) resulting from operations	374,244	433,042	15,000	11,530	478	1,308	500	2,144

Distributions to Shareholders:
From net investment income
Institutional Class	(183,293)	(357,447)	(5,578)	(16,418)	(202)	(685)	(285)	(1,659)
Administrative Class	(2,557)	(4,177)	0	0	0	0	0	0
Other Classes	(71,023)	(185,788)	(5,171)	(9,723)	0	0	0	0
From net realized capital gains
Institutional Class	0	(29,898)	0	(494)	0	0	0	0
Administrative Class	0	(363)	0	0	0	0	0	0
Other Classes	0	(18,341)	0	(356)	0	0	0	0

Total Distributions	(256,873)	(596,014)	(10,749)	(26,991)	(202)	(685)	(285)	(1,659)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,378,531	3,980,542	49,545	302,629	19,945	2,502	8,872	27,333
Administrative Class	84,241	46,333	0	0	0	0	0	0
Other Classes	411,290	2,565,728	131,763	400,262	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	166,555	349,881	4,768	14,028	203	685	285	1,659
Administrative Class	2,370	4,060	0	0	0	0	0	0
Other Classes	51,854	146,491	3,000	5,658	0	0	0	0
Cost of shares redeemed
Institutional Class	(759,051)	(509,572)	(99,271)	(96,564)	(20,798)	(666)	(22,000)	(7,929)
Administrative Class	(17,875)	(15,465)	0	0	0	0	0	0
Other Classes	(873,161)	(718,229)	(82,173)	(27,727)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	444,754	5,849,769	7,632	598,286	(650)	2,521	(12,843)	21,063

Fund Redemption Fee	146	297	15	18	0	0	0	0

Total Increase (Decrease) in Net Assets	562,271	5,687,094	11,898	582,843	(374)	3,144	(12,628)	21,548

Net Assets:
Beginning of period	11,397,559	5,710,465	737,863	155,020	7,277	4,133	29,828	8,280
End of period*	$11,959,830	$11,397,559	$749,761	$737,863	$6,903	$7,277	$17,200	$29,828

*Including undistributed (overdistributed) net investment income of:	$45,112	$27,104	$2,086	$567	$814	$668	$403	$43

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Fundamental IndexPLUSTM Fund		Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Japanese StocksPLUS® TR Strategy Fund		Real Return Asset Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$2,585	$1,575	$7,908	$9,445	$13,994	$7,908	$1,129	$647	$97,714	$60,379
2,123	3,580	3,392	17,492	(487)	37,447	(3,164)	5,388	592	5,808
0	0	0	0	0		0		0
0	0	0	0	0	0	0	0	0	0
382	810	3,689	548	626	18,107	(646)	1,255	93,406	(96,527)
0	0	0	0	0	0	0	0	0	0
5,090	5,965	14,989	27,485	14,133	63,462	(2,681)	7,290	191,712	(30,340)

(1,624)	(3,910)	(8,814)	(19,480)	(15,456)	(29,314)	(790)	(5,276)	(98,574)	(61,475)
0	(1)	0	0	0	0	0	0	0	0
0	0	(1,226)	(1,115)	(1,117)	(4,210)	0	0	0	0

0	0	0	0	0	0	0	0	0	(19,351)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(1,624)	(3,911)	(10,040)	(20,595)	(16,573)	(33,524)	(790)	(5,276)	(98,574)	(80,826)

100,205	72,719	47,073	464,310	207,572	408,653	25,128	42,490	1,685,125	1,842,337
0	10	0	10	0	0	0	0	0	0
0	0	37,702	36,269	12,407	46,329	0	0	0	0

1,591	3,901	8,467	19,302	15,456	29,314	790	5,276	98,490	80,599
0	1	0	0	0	0	0	0	0	0
0	0	754	584	832	3,217	0	0	0	0

(57,572)	(247)	(215,972)	(1,604)	(342,144)	(114,775)	(55,256)	(6,781)	(732,068)	(242,916)
0	0	0	0	0	0	0	0	0	0
0	0	(7,645)	(1,969)	(17,986)	(8,618)	0	0	0	0
44,224	76,384	(129,621)	516,902	(123,863)	364,120	(29,338)	40,985	1,051,547	1,680,020

0	0	7	3	10	18	0	0	0	2

47,690	78,438	(124,665)	523,795	(126,293)	394,076	(32,809)	42,999	1,144,685	1,568,856

78,438	0	523,795	0	604,904	210,828	51,360	8,361	2,189,247	620,391
$126,128	$78,438	$399,130	$523,795	$478,611	$604,904	$18,551	$51,360	$3,333,932	$2,189,247

$2,359	$1,398	$8,125	$10,257	$9,225	$11,804	$1,111	$772	$(818)	$42

Semiannual Report	September 30, 2006	35

Statements of Changes in Net Assets  (Cont.)

	RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,150	$28,570	$60	$4,848	$9,429	$3,368	$2,158
Net realized gain (loss)	2,153	155,903	(205)	(189)	6,739	(627)	(5,194)
Net change in unrealized appreciation (depreciation)	(3,360)	5,323	34	6,634	8,833	(386)	(2,460)
Net increase (decrease) resulting from operations	4,943	189,796	(111)	11,293	25,001	2,355	(5,496)

Distributions to Shareholders:
From net investment income
Institutional Class	(8,981)	(126,466)	0	(2,254)	(8,607)	(931)	(1,283)
Administrative Class	0	0	0	0	0	0	0
Other Classes	(5,033)	(23,524)	0	(914)	(4,567)	(1)	0
From net realized capital gains
Institutional Class	0	(4,208)	0	0	(12,213)	0	(3)
Administrative Class	0	0	0	0	0	0	0
Other Classes	0	(791)	0	0	(8,988)	0	0

Total Distributions	(14,014)	(154,989)	0	(3,168)	(34,375)	(932)	(1,286)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	4,172	307,183	3,000	21,366	83,059	41,484	147,081
Administrative Class	0	0	0	0	0	0	0
Other Classes	16,758	66,053	30	10,231	46,287	288	0
Issued as reinvestment of distributions
Institutional Class	8,704	128,303	0	2,224	20,718	931	1,310
Administrative Class	0	0	0	0	0	0	0
Other Classes	4,136	18,220	0	758	10,244	1	0
Cost of shares redeemed
Institutional Class	(223,199)	(516,298)	0	(4,239)	(305,811)	(7,771)	(15,017)
Administrative Class	0	0	0	0	0	0	0
Other Classes	(29,090)	(36,946)	0	(18,054)	(47,824)	0	0
Net increase (decrease) resulting from Fund share transactions	(218,519)	(33,485)	3,030	12,286	(193,327)	34,933	133,374

Fund Redemption Fee	11	29	0	3	7	0	0

Total Increase (Decrease) in Net Assets	(227,579)	1,351	2,919	20,414	(202,694)	36,356	126,592

Net Assets:
Beginning of period	464,996	463,645	0	240,168	442,862	130,805	4,213
End of period*	$237,417	$464,996	$2,919	$260,582	$240,168	$167,161	$130,805

*Including undistributed net investment income of:	$34,679	$42,543	$60	$6,397	$4,717	$3,315	$879

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$218,539	$402,583
Net realized gain	55,245	51,268
Net change in unrealized (depreciation)	(250,381)	(272,821)
Net increase resulting from operations	23,403	181,030

Distributions to Shareholders:
From net investment income
Institutional Class	(50,831)	(613,730)
Administrative Class	(5,058)	(45,394)
Other Classes	(25,306)	(653,230)
From net realized capital gains
Institutional Class	0	(24,041)
Administrative Class	0	(1,938)
Other Classes	0	(26,511)
Tax basis return of capital
Institutional Class	0	(261,425)
Administrative Class	0	(12,648)
Other Classes	0	(284,498)

Total Distributions	(81,195)	(1,923,415)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,849,422	3,778,034
Administrative Class	143,259	606,427
Other Classes	703,211	3,330,893
Issued as reinvestment of distributions
Institutional Class	39,325	688,156
Administrative Class	5,027	58,899
Other Classes	19,305	694,129
Cost of shares redeemed
Institutional Class	(1,156,662)	(1,589,699)
Administrative Class	(75,680)	(68,666)
Other Classes	(1,551,073)	(2,032,760)
Net increase (decrease) resulting from Fund share transactions	(23,866)	5,465,413

Fund Redemption Fee	298	646

Total Increase (Decrease) in Net Assets	(81,360)	3,723,674

Net Assets:
Beginning of period	11,821,464	8,097,790
End of period*	$11,740,104	$11,821,464

*Including (overdistributed) net investment income of:	$(20,471)	$(157,815)

Semiannual Report	September 30, 2006	37

Statement of Cash Flows	(Unaudited) September 30, 2006

(Amounts in thousands)	All Asset All Authority Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$15,000

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(572,416)
Proceeds from sales of long-term securities	515,188
Sale of short-term portfolio investments, net	763
Increase in interest receivable	(1,113)
Increase in receivable for investments sold	(5,652)
Decrease in other assets	60
Increase in payable for investments purchased	4,387
Increase in payable to advisor	1,615
Increase in management fee payable	(6)
Increase in administration fee payable	14
Increase in distribution fee payable	16
Increase in servicing fee payable	10
Decrease in recoupment payable to manager	(1)
Unrealized appreciation on investments	(19,419)
Net realized loss on investments	16,687
Net cash used for operating activities	(44,867)

Cash flows received from financing activities*:
Proceeds from shares sold	189,562
Payment on shares redeemed	(181,570)
Cash dividend paid	(2,981)
Net borrowing (repayment) of line of credit	40,462
Net cash received from financing activities	45,473

Net Increase in Cash	606

Cash:
Beginning of period	1
End of period	$607

* Includes reinvestment of dividends of $7,768.

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2006

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.2%
CommodityRealReturn Strategy Fund®	70,693,215	$985,463

Convertible Fund	3,539,702	45,167

Developing Local Markets Fund	152,633,335	1,599,597

Diversified Income Fund	4,380,133	48,576

Emerging Markets Bond Fund	55,679,601	628,623

Floating Income Fund	156,113,807	1,631,389

Foreign Bond Fund (Unhedged)	3,702,705	37,582

Fundamental IndexPLUS™ Fund	4,000,539	42,926

Fundamental IndexPLUS™ TR Fund	24,028,317	255,421

GNMA Fund	7,652,717	84,180

High Yield Fund	43,896,511	426,235

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	32,379,168	400,207

Long-Term U.S. Government Fund	28,526,484	306,089

Low Duration Fund	9,924,897	98,753

Real Return Asset Fund	254,282,388	2,903,905

Real Return Fund	156,991,751	1,719,060

RealEstateRealReturn Strategy Fund	7,435,649	69,746

Short-Term Fund	16,896	169

StocksPLUS® Fund	736,092	7,780

StocksPLUS® Total Return Fund	4,569,034	55,285

Total Return Fund	45,612,999	476,656

Total Return Mortgage Fund	14,645,796	155,392

Total PIMCO Funds (Cost $11,861,633)		11,978,201

Total Investments 100.2% (Cost $11,861,633)		$11,978,201

Other Assets and Liabilities (Net) (0.2%)		(18,371)

Net Assets 100.0%		$11,959,830

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each affiliated PIMCO Fund.

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments All Asset All Authority Fund (a)	(Unaudited) September 30, 2006

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 127.0%
CommodityRealReturn Strategy Fund®	5,889,916	$82,105

Convertible Fund	36,628	467

Developing Local Markets Fund	15,008,810	157,292

Diversified Income Fund	469,010	5,201

Emerging Markets Bond Fund	3,400,670	38,394

European StocksPLUS® TR Strategy Fund	367,166	4,296

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,132,202	13,994

Floating Income Fund	13,584,067	141,954

Fundamental IndexPLUS™ TR Fund	1,452,311	15,438

Global Bond Fund (Unhedged)	23,850	232

High Yield Fund	1,418,520	13,774

Japanese StocksPLUS® TR Strategy Fund	1,304,261	16,186

Long-Term U.S. Government Fund	661,200	7,095

Low Duration Fund	60	1

Real Return Asset Fund	16,071,871	183,541

Real Return Fund	9,181,971	100,542

RealEstateRealReturn Strategy Fund	114,545	1,074

StocksPLUS® Total Return Fund	73	1

StocksPLUS® TR Short Strategy Fund	17,861,080	160,035

Total Return Fund	1,019,777	10,657

Total Return Mortgage Fund	16,457	175

Total PIMCO Funds (Cost $950,310)		952,454

Total Investments 127.0% (Cost $950,310)		$952,454

Other Assets and Liabilities (Net) (27.0%)		(202,693)

Net Assets 100.0%		$749,761

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each affiliated PIMCO Fund.

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments European StocksPLUS® TR Strategy Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 7.7%

BANKING & FINANCE 1.6%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	100	100

		113

INDUSTRIALS 1.6%
Caesars Entertainment, Inc.
9.375% due 02/15/2007	100	101

HCA, Inc.
5.250% due 11/06/2008	10	10

		111

UTILITIES 4.5%
BellSouth Corp.
5.580% due 08/15/2008	100	100

Embarq Corp.
6.738% due 06/01/2013	100	103

PSEG Energy Holdings LLC
8.625% due 02/15/2008	100	104

		307

Total Corporate Bonds & Notes (Cost $527)		531

U.S. GOVERNMENT AGENCIES 76.7%
Fannie Mae
4.000% due 08/25/2009	8	8
4.591% due 08/01/2035	68	68
4.666% due 10/01/2035	81	81
4.682% due 10/01/2035	85	84
4.716% due 10/01/2035	80	79
4.732% due 12/01/2034	59	58
4.841% due 02/01/2034	44	44
4.886% due 12/01/2035	84	84
5.000% due 03/01/2020 - 07/01/2020 (b)	887	873
5.000% due 10/01/2020	500	491
5.500% due 10/01/2036	200	197
5.523% due 11/28/2035	50	50
5.525% due 07/01/2032	42	42
6.000% due 10/01/2036	2,500	2,512
6.625% due 11/25/2023	91	93

Freddie Mac
2.750% due 02/15/2012	5	5
3.000% due 05/15/2022	100	97
3.500% due 05/15/2022	87	86
4.000% due 06/15/2022	62	61
4.500% due 11/15/2013	100	99
5.000% due 12/15/2023	92	91
5.500% due 08/15/2030	1	1
5.530% due 10/15/2020	38	38
5.832% due 07/25/2044	52	53

Total U.S. Government Agencies (Cost $5,293)		5,295

MORTGAGE-BACKED SECURITIES 16.6%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	92	90

Countrywide Alternative Loan Trust
5.410% due 09/20/2046	97	97

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	117	117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	$15	$15

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	100	100

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	100	100

Washington Mutual, Inc.
5.543% due 06/25/2046	96	96
5.590% due 11/25/2045	89	89
5.590% due 09/25/2046	100	100
5.600% due 12/25/2027	45	45
5.677% due 08/25/2046	99	99
5.777% due 07/25/2046	98	98

Wells Fargo Mortgage-Backed Securities Trust
4.319% due 07/25/2035	100	98

Total Mortgage-Backed Securities (Cost $1,141)		1,144

ASSET-BACKED SECURITIES 22.4%
Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	64	64

Carrington Mortgage Loan Trust
5.370% due 05/25/2036	80	81

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	100	100

Citigroup Mortgage Loan Trust, Inc.
5.400% due 08/25/2036	86	86
5.630% due 11/25/2034	43	43

Countrywide Asset-Backed Certificates
5.380% due 10/25/2036	100	100
5.430% due 10/25/2036	100	100

Credit-Based Asset Servicing & Securitization
5.430% due 08/25/2035	76	76

GSAMP Trust
5.400% due 02/25/2036	70	70

Home Equity Asset Trust
5.440% due 02/25/2036	54	54

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	94	94

Lehman XS Trust
5.410% due 07/25/2046	94	93
5.410% due 08/25/2046	98	98

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	70	70

Merrill Lynch Mortgage Investors, Inc.
5.390% due 04/25/2037	82	82

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	71	71

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	100	100

Structured Asset Securities Corp.
4.900% due 04/25/2035	66	63

Wachovia Student Loan Trust
5.514% due 10/25/2013	100	100

Total Asset-Backed Securities (Cost $1,542)		1,545

SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
10.375% due 02/17/2009	20	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Panama Government International Bond
9.625% due 02/08/2011	$8	$9

Total Sovereign Issues (Cost $31)		32

	SHARES
EXCHANGE-TRADED FUNDS 0.8%
streetTRACKS Dow Jones EURO
STOXX 50 Fund	1,108	55

Total Exchange-Traded Funds (Cost $50)		55

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.3%

CERTIFICATES OF DEPOSIT 1.4%
Countrywide Funding Corp.
5.340% due 10/18/2006	$100	100

COMMERCIAL PAPER 10.1%
Bank of America Corp.
5.260% due 12/14/2006	100	99

Barclays U.S. Funding Corp.
5.235% due 12/22/2006	100	99

CBA (de) Finance
5.245% due 10/23/2006	100	99
5.255% due 12/15/2006	100	99

Dexia Delawere LLC
5.250% due 12/20/2006	100	99

Rabobank USA Financial Corp.
5.270% due 10/02/2006	100	100
5.360% due 10/02/2006	100	100

		695

REPURCHASE AGREEMENTS 11.3%
Credit Suisse First Boston
5.050% due 10/02/2006	500	500
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $515. Repurchase proceeds are $500.)

State Street Bank and Trust Co.
4.900% due 10/02/2006	280	280
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $289. Repurchase proceeds are $280.)

		780

U.S. TREASURY BILLS 0.5%
4.810% due 12/14/2006 (c)	35	35

Total Short-Term Instruments (Cost $1,610)		1,610

PURCHASED OPTIONS (e) 0.0%
(Cost $0)		0

Total Investments (a) 147.9% (Cost $10,194)		$10,212

Written Options (f) (0.0%) (Premiums $2)		0

Other Assets and Liabilities (Net) (47.9%)		(3,309)

Net Assets 100.0%		$6,903

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments  European StocksPLUS® TR Strategy Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	As of September 30, 2006, portfolio securities with an aggregate value of $392 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(b)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $800 at a weighted average interest rate of 5.300%. On September 30, 2006, securities valued at $873 were pledged as collateral for reverse repurchase agreements.
(c)	Securities with an aggregate market value of $35 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	5	$3
90-Day Eurodollar June Futures	Long	06/2007	3	1
90-Day Eurodollar March Futures	Long	03/2007	1	1
90-Day Eurodollar September Futures	Long	09/2007	13	7
U.S. Treasury 10-Year Note December Futures	Long	12/2006	1	1

				$13

(d)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034	EUR	200	$13
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$400	(12)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		200	3
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		600	13
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	(9)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2021		600	29
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		700	11
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		2,200	7

							$49

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Fresco Dow Jones Euro STOXX 50 Index	1-month USD-LIBOR minus 0.250%	11/15/2006	2,858	$157

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 91.750	12/18/2006	3	$0	$0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	7	0	0

				$0	$0

(f)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	100	1	0

							$2	$0

(g)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Notes	4.250%	11/15/2013	300	$291	$298
U.S. Treasury Notes	4.750%	05/15/2014	200	200	206

				$491	$504

(1) Market value includes $9 of interest payable on short sales.

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	2,815	05/2007	$0	$(3)	$(3)
Sell		1,423	05/2007	0	(1)	(1)
Sell	EUR	5,448	10/2006	19	0	19
Buy	JPY	4,230	10/2006	0	0	0
Sell		2,115	10/2006	0	0	0
Buy		49,642	11/2006	0	(13)	(13)
Sell		34,400	11/2006	3	0	3

				$22	$(17)	$5

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.5%

BANKING & FINANCE 1.5%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13

Ford Motor Credit Co.
5.700% due 01/15/2010	50	46

Rabobank Nederland
5.527% due 01/15/2009	100	100

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	100	100

		259

INDUSTRIALS 0.1%
HCA, Inc.
5.250% due 11/06/2008	10	10

UTILITIES 2.9%
BellSouth Corp.
5.580% due 08/15/2008	200	200

Embarq Corp.
6.738% due 06/01/2013	200	206

NRG Energy, Inc.
7.375% due 02/01/2016	100	100

		506

Total Corporate Bonds & Notes (Cost $770)		775

U.S. GOVERNMENT AGENCIES 103.5%
Fannie Mae
4.000% due 08/25/2009	8	8
4.190% due 11/01/2034	77	76
4.591% due 08/01/2035	68	68
4.666% due 10/01/2035	81	81
4.682% due 10/01/2035	85	84
4.716% due 10/01/2035	80	79
4.841% due 02/01/2034	44	44
4.886% due 12/01/2035	169	168
5.000% due 01/01/2020 -10/01/2021	1,359	1,336
5.500% due 02/01/2034 - 10/01/2036	5,640	5,562
5.523% due 11/28/2035	99	99
5.525% due 07/01/2032	42	43
5.632% due 09/01/2044 - 10/01/2044	468	471
5.680% due 05/25/2042 - 09/25/2042	184	185
6.000% due 10/01/2036	9,000	9,042
6.625% due 11/25/2023	91	93

Freddie Mac
2.750% due 02/15/2012	5	5
3.500% due 01/15/2023	320	314
5.500% due 08/15/2030	1	1
5.530% due 10/15/2020	38	38

Total U.S. Government Agencies (Cost $17,787)		17,797

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
8.125% due 08/15/2019	100	132

Total U.S. Treasury Obligations (Cost $136)		132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 15.6%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	$91	$89

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	100	100

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	275	272

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	70	70
5.540% due 03/20/2046	91	91
5.610% due 02/25/2037	93	93

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	88	87

CSAB Mortgage-Backed Trust
5.430% due 06/25/2036	149	149

Downey Savings & Loan Association Mortgage Loan Trust
6.635% due 07/19/2044	31	31

GSR Mortgage Loan Trust
5.500% due 11/25/2035	84	84

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	97	98

JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	15	15

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	53	52

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	199	199

Mellon Residential Funding Corp.
5.680% due 11/15/2031	113	113
5.770% due 12/15/2030	85	86

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 01/25/2035	82	82

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	98	98
5.610% due 02/25/2036	92	93

Structured Asset Securities Corp.
5.000% due 12/25/2034	141	140

Washington Mutual, Inc.
5.543% due 06/25/2046	191	191
5.628% due 05/25/2041	58	58
5.677% due 08/25/2046	198	198
5.777% due 07/25/2046	196	196

Total Mortgage-Backed Securities (Cost $2,681)		2,685

ASSET-BACKED SECURITIES 23.2%
ACE Securities Corp.
5.400% due 12/25/2035	63	63
5.410% due 02/25/2036	64	64
5.480% due 12/25/2035	100	100

Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2036	48	48

Argent Securities, Inc.
5.410% due 03/25/2036	62	62

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	42	42
5.410% due 12/25/2035	51	51

Centex Home Equity
5.380% due 06/25/2036	170	170
5.440% due 10/25/2035	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.400% due 08/25/2036	$172	$172
5.410% due 12/25/2035	56	56

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	187	187
5.380% due 01/25/2037	191	191
5.460% due 07/25/2036	76	76
5.490% due 02/25/2036	59	59

Credit-Based Asset Servicing & Securitization
5.430% due 08/25/2035	113	113

First Franklin Mortgage Loan Asset-Backed Certificates
5.400% due 01/25/2036	72	73

First NLC Trust
5.450% due 02/25/2036	232	232

GSAMP Trust
5.400% due 01/25/2036	61	61
5.420% due 11/25/2035	66	66

GSR Mortgage Loan Trust
5.430% due 11/25/2030	56	56

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	26	26

Home Equity Asset Trust
5.410% due 05/25/2036	74	74

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	70	70

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	69	69

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	172	172
5.400% due 05/25/2035	43	43

Lehman XS Trust
5.410% due 07/25/2046	189	187
5.420% due 05/25/2046	86	86

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	69	69
5.420% due 01/25/2036	123	123
5.610% due 10/25/2034	140	140

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	56	56

Morgan Stanley ABS Capital I
5.370% due 07/25/2036	183	183

Nelnet Student Loan Trust
5.378% due 08/23/2011	93	93

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	143	143

Popular ABS Mortgage Pass-Through Trust
5.440% due 09/25/2035	35	35

Residential Asset Mortgage Products, Inc.
5.410% due 01/25/2036	117	117

Residential Asset Securities Corp.
5.410% due 01/25/2036	70	70
5.420% due 01/25/2036	61	61

Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035	45	45
5.450% due 01/25/2036	19	19

SLM Student Loan Trust
5.455% due 01/25/2013	29	29
5.505% due 07/25/2013	2	2

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	46	46

Structured Asset Securities Corp.
4.900% due 04/25/2035	66	63

Total Asset-Backed Securities (Cost $3,991)		3,990

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
10.375% due 02/17/2009	$20	$22

Panama Government International Bond
9.625% due 02/08/2011	8	9

Ukraine Government International Bond
11.000% due 03/15/2007	2	2

Total Sovereign Issues (Cost $33)		33

	SHARES
EXCHANGE-TRADED FUNDS 2.0%
iShares MSCI Hong Kong
Index Fund	7,509	$107

iShares MSCI Malaysia
Index Fund	1,317	10

iShares MSCI Singapore
Index Fund	835	8

iShares MSCI South Korea
Index Fund	822	39

iShares MSCI Taiwan
Index Fund	14,392	186

Total Exchange-Traded Funds (Cost $329)		350

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 13.7%

CERTIFICATES OF DEPOSIT 1.7%
Countrywide Funding Corp.
4.911% due 10/18/2006	$300	$300

COMMERCIAL PAPER 8.7%
Bank of America Corp.
5.260% due 12/18/2006	400	395

Rabobank USA Financial Corp.
5.360% due 10/02/2006	300	300

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	400	400

UBS Finance Delaware LLC
5.340% due 10/02/2006	400	400

		1,495

REPURCHASE AGREEMENTS 2.8%
State Street Bank and Trust Co.
4.900% due 10/02/2006	478	478

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.875% due 04/30/2011 valued at $490. Repurchase proceeds are $478.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.5%
4.804% due 12/14/2006 (a)(c)	$90	$89

Total Short-Term Instruments (Cost $2,363)		2,362

PURCHASED OPTIONS (e) 0.0%
(Cost $0)		0

Total Investments (b) 163.5% (Cost $28,090)		$28,124

Written Options (f) (0.0%) (Premiums $3)		0

Other Assets and Liabilities (Net) (63.5%)		(10,924)

Net Assets 100.0%		$17,200

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of September 30, 2006, portfolio securities with an aggregate value of $274 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $89 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	16	$8
90-Day Eurodollar June Futures	Long	06/2007	3	1
90-Day Eurodollar March Futures	Long	03/2007	3	1
90-Day Eurodollar September Futures	Long	09/2007	24	12
Euro-Bobl 5-Year Note Futures	Short	12/2006	2	0
U.S. Treasury 10-Year Note December Futures	Long	12/2006	6	5
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	13	0

				$27

(d)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	$(8)
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		400	24
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	5
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		$400	7
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		200	3
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		1,200	25
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		1,400	29
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		600	(18)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2021		100	5
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		300	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		100	2
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		100	6
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		800	13
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		3,600	12

							$123

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments Far East (ex-Japan) StocksPLUS® TR Strategy Fund (Cont.)	(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	595,413	$(85)
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	344,940	(15)
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	432,716	33
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	187,668	(14)
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2006	425,169	(5)

					$(86)

(e)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	2	$0	$0

(f)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$200	$2	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	200	1	0

							$3	$0

(g)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
Fannie Mae	5.500%	10/01/2036	$5,000	$4,937	$4,927
U.S. Treasury Notes	4.250%	11/15/2013	300	291	298
U.S. Treasury Notes	4.750%	05/15/2014	200	200	206

				$5,428	$5,431

(1) Market value includes $9 of interest payable on short sales.

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	6,264	05/2007	$0	$(7)	$(7)
Sell		2,962	05/2007	0	(2)	(2)
Sell	EUR	17	10/2006	0	0	0
Buy	HKD	39,680	11/2006	0	(2)	(2)
Sell		78,867	11/2006	13	0	13
Buy	JPY	10,810	10/2006	0	0	0
Sell		5,405	10/2006	0	0	0
Buy		100,165	11/2006	0	(27)	(27)
Sell		61,000	11/2006	6	0	6
Buy	KRW	2,451,000	02/2007	35	0	35
Sell		7,372,295	02/2007	0	(119)	(119)
Buy	MYR	5,750	11/2006	0	(10)	(10)
Sell		11,156	11/2006	22	0	22
Buy	SGD	2,665	10/2006	0	(17)	(17)
Sell		1,046	10/2006	7	0	7
Buy		4,926	11/2006	0	(4)	(4)
Sell		10,052	11/2006	12	0	12
Buy	TWD	46,100	02/2007	0	(19)	(19)
Sell		162,255	02/2007	103	0	103

				$198	$(207)	$(9)

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
Reynolds American, Inc.
7.250% due 05/31/2012	$32	$32
7.312% due 05/31/2012	968	974

Total Bank Loan Obligations (Cost $1,000)		1,006

CORPORATE BONDS & NOTES 35.5%

BANKING & FINANCE 23.7%
American Express Centurion Bank
5.390% due 04/17/2009	900	901

American Express Credit Corp.
5.350% due 12/12/2007	100	100
5.390% due 03/02/2009	10	10

American Honda Finance Corp.
5.450% due 03/09/2009	400	401

ANZ National International Ltd.
5.539% due 08/07/2009	700	700

Bank of America Corp.
5.400% due 06/19/2009	1,300	1,301

Bear Stearns Cos., Inc.
5.457% due 03/30/2009	800	801
5.635% due 04/29/2008	500	502

Caterpillar Financial Services Corp.
5.460% due 03/10/2009	1,200	1,202

CIT Group Holdings, Inc.
5.635% due 01/30/2009	100	100

CIT Group, Inc.
5.000% due 11/24/2008	100	100
5.470% due 08/24/2007	100	100
5.608% due 05/23/2008	800	803
5.758% due 11/03/2010	200	201

Citigroup, Inc.
5.408% due 12/26/2008	200	200
5.525% due 01/30/2009	1,100	1,101
5.530% due 06/09/2009	200	201

Eli Lilly Services, Inc.
5.440% due 09/12/2008	133	133

Export-Import Bank of Korea
5.590% due 10/04/2011 (a)	1,000	999

Ford Motor Credit Co.
5.590% due 03/13/2007	200	199
6.194% due 09/28/2007	300	297
6.340% due 03/21/2007	100	100

General Electric Capital Corp.
5.570% due 01/20/2010	400	401

General Motors Acceptance Corp.
6.539% due 09/23/2008	400	398

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	600	601
5.536% due 11/10/2008	600	601
5.605% due 10/05/2007	100	100
5.841% due 07/23/2009	200	201

HBOS Treasury Services PLC
5.547% due 07/17/2009	500	500

HSBC Finance Corp.
5.520% due 09/15/2008	600	602
6.538% due 11/13/2007	500	505

International Lease Finance Corp.
5.620% due 05/24/2010	1,200	1,204

John Deere Capital Corp.
5.399% due 07/15/2008	200	200
5.557% due 04/15/2008	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase & Co.
5.437% due 12/22/2008	$1,500	$1,503

Lehman Brothers Holdings, Inc.
5.374% due 11/24/2008	100	100
5.492% due 08/21/2009	100	100
5.598% due 04/03/2009	300	300
5.601% due 10/22/2008	500	501
5.718% due 07/18/2011	200	200

MBNA Corp.
5.910% due 05/05/2008	1,000	1,007

Merrill Lynch & Co., Inc.
5.490% due 06/16/2008	1,200	1,202

Mirage Resorts, Inc.
6.750% due 02/01/2008	100	101

Morgan Stanley
5.550% due 02/09/2009	100	100
5.748% due 01/18/2011	200	201
5.751% due 01/22/2009	1,200	1,201

National Australia Bank Ltd.
5.430% due 09/11/2009	300	300

Pricoa Global Funding I
5.471% due 06/03/2008	700	701
5.565% due 01/25/2008	400	401

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	200	200

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	200	200
5.450% due 09/19/2008	400	401

SLM Corp.
5.695% due 07/25/2008	1,200	1,205

Unicredito Italiano NY
5.398% due 12/03/2007	1,100	1,101

Wachovia Bank N.A.
5.429% due 03/23/2009	400	400

Wachovia Corp.
5.535% due 10/28/2008	1,100	1,102

Wells Fargo & Co.
5.430% due 03/10/2008	800	801
5.490% due 09/15/2009	600	601

		29,894

INDUSTRIALS 7.0%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	1,300	1,303

Comcast Corp.
5.800% due 07/14/2009	400	401

CSC Holdings, Inc.
7.250% due 07/15/2008	800	812

DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	300	300
5.870% due 09/10/2007	200	200
5.918% due 08/03/2009	200	200

Diageo Capital PLC
5.546% due 11/10/2008	500	500

El Paso Corp.
6.500% due 06/01/2008	400	402
7.625% due 08/16/2007	100	102

HCA, Inc.
7.250% due 05/20/2008	120	123

Mandalay Resort Group
6.500% due 07/31/2009	800	805
10.250% due 08/01/2007	100	104

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	10	12

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Oracle Corp.
5.730% due 01/13/2009	$300	$301

Pemex Project Funding Master Trust
5.991% due 12/03/2012	200	200
7.375% due 12/15/2014	100	108

Reynolds American, Inc.
6.500% due 06/01/2007	500	504

Safeway, Inc.
5.718% due 03/27/2009	700	701

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	600	600

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	200	202

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	200	200

Transocean, Inc.
5.591% due 09/05/2008	200	200

Williams Cos., Inc.
5.935% due 02/16/2007	400	401

Xerox Corp.
9.750% due 01/15/2009	100	109

		8,790

UTILITIES 4.8%
AT&T, Inc.
4.214% due 06/05/2007	400	398
5.612% due 11/14/2008	780	783

BellSouth Corp.
5.530% due 11/15/2007	400	401

CMS Energy Corp.
7.500% due 01/15/2009	300	310
9.875% due 10/15/2007	200	209

Dominion Resources, Inc.
5.664% due 09/28/2007	100	100

Entergy Gulf States, Inc.
6.140% due 12/08/2008	200	200

Florida Power Corp.
5.802% due 11/14/2008	100	100

NiSource Finance Corp.
5.968% due 11/23/2009	200	200

NiSource, Inc.
3.628% due 11/01/2006	100	100

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	100	100

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,308

Sierra Pacific Power Co.
8.000% due 06/01/2008	400	416

Southern California Edison Co.
5.566% due 02/02/2009	700	701

Telecom Italia Capital S.A.
6.108% due 07/18/2011	400	397

Telefonica Emisones SAU
5.690% due 06/19/2009	400	401

		6,124

Total Corporate Bonds & Notes (Cost $44,723)		44,808

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
3.698% due 07/01/2034	53	53
4.350% due 11/01/2034	125	124

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments  Fundamental IndexPLUS™ Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.396% due 07/01/2034	$71	$71
4.413% due 10/01/2034	51	50
4.467% due 05/01/2035	129	128
4.487% due 07/01/2035	369	366
4.497% due 05/01/2035	147	145
4.540% due 09/01/2035	161	160
4.564% due 11/01/2035	243	241
4.617% due 09/01/2035	507	502
4.713% due 12/01/2033	164	163
5.000% due 09/01/2020 - 05/01/2021	910	895
5.011% due 06/01/2035	488	486
5.430% due 01/25/2021	1,507	1,504
5.500% due 10/01/2036	1,500	1,478
5.680% due 09/25/2042	186	187
5.730% due 05/25/2031	216	217
6.411% due 11/01/2035	75	77

Freddie Mac
3.500% due 01/15/2017	170	169
4.400% due 09/01/2035	256	253
4.568% due 09/01/2035	399	394
4.711% due 08/01/2035	442	436
4.714% due 06/01/2035	338	331
5.000% due 04/15/2012 - 07/15/2024	607	604
5.590% due 08/25/2031	68	68
5.632% due 02/25/2045	196	195
5.680% due 12/15/2030	57	57
5.730% due 06/15/2018	37	37

Government National Mortgage Association
4.000% due 07/16/2027	33	33

Total U.S. Government Agencies (Cost $9,434)		9,424

MORTGAGE-BACKED SECURITIES 5.6%
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	403	397

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	87	86

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	422	417
5.610% due 02/25/2037	559	560

Countrywide Home Loan Mortgage Pass-Through Trust
5.570% due 04/25/2035	242	242

GMAC Mortgage Corp. Loan Trust
5.008% due 11/19/2035	82	82

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	60	60

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	117	117

HSI Asset Securitization Corp. Trust
5.460% due 07/25/2035	1,082	1,083

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	299	298

Mellon Residential Funding Corp.
5.770% due 12/15/2030	484	486

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	92	93

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	596	596

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	1,000	1,001

Washington Mutual, Inc.
5.520% due 04/25/2045	515	516
5.600% due 12/25/2045	77	78
5.620% due 10/25/2045	74	74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.628% due 05/25/2041	$52	$52
5.665% due 11/25/2034	65	65
5.667% due 10/25/2046	600	602

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	187	186

Total Mortgage-Backed Securities (Cost $7,090)		7,091

ASSET-BACKED SECURITIES 14.2%
ACE Securities Corp.
5.384% due 10/25/2036	400	400
5.390% due 05/25/2036	433	433
5.400% due 10/25/2036	200	200
5.440% due 10/25/2035	175	175

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	8	8
5.660% due 06/25/2034	357	357

Argent Securities, Inc.
5.410% due 01/25/2036	678	678
5.450% due 10/25/2035	26	26
5.470% due 02/25/2036	132	132

Asset-Backed Funding Certificates
5.440% due 06/25/2035	34	34
5.450% due 06/25/2035	16	16

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	237	237

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	26	26

Carrington Mortgage Loan Trust
5.395% due 02/25/2036	296	297

Chase Credit Card Master Trust
5.430% due 06/15/2009	900	901

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	238	238

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	19	19
5.440% due 09/25/2035	9	9
5.630% due 11/25/2034	378	379

Countrywide Asset-Backed Certificates
5.380% due 01/25/2037	477	477
5.380% due 03/25/2047	300	300
5.409% due 07/25/2036	400	400
5.430% due 01/25/2036	23	23
5.430% due 10/25/2036	300	300
5.500% due 11/25/2035	56	56

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	400	400

FBR Securitization Trust
5.440% due 10/25/2035	89	89
5.450% due 11/25/2035	460	460
5.470% due 09/25/2035	49	49

First Franklin Mortgage Loan Asset-Backed Certificates
5.384% due 06/25/2036	1,194	1,195
5.420% due 11/25/2036	71	72
5.440% due 03/25/2025	1	2

First NLC Trust
5.440% due 12/25/2035	25	25

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	76	76

Fremont Home Loan Trust
5.412% due 02/27/2037	300	300
5.420% due 01/25/2036	38	38

GSAMP Trust
5.394% due 09/25/2036	300	300
5.440% due 09/25/2035	100	100
5.440% due 11/25/2035	45	45

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
5.430% due 11/25/2030	$56	$56

Home Equity Mortgage Trust
5.440% due 02/25/2036	71	71

Indymac Residential Asset-Backed Trust
5.430% due 03/25/2036	59	59

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	188	189

Long Beach Mortgage Loan Trust
5.410% due 02/25/2036	181	181
5.420% due 01/25/2036	123	123
5.450% due 09/25/2035	43	43
5.530% due 11/25/2034	93	93
5.610% due 10/25/2034	93	93

New Century Home Equity Loan Trust
5.440% due 09/25/2035	42	42

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	571	571

Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	57	57

Option One Mortgage Loan Trust
5.430% due 11/25/2035	138	138

Park Place Securities, Inc.
5.440% due 09/25/2035	17	17
5.490% due 09/25/2035	490	490
5.642% due 10/25/2034	1,226	1,234

Quest Trust
5.410% due 12/25/2035	21	21

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	31	31

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	400	400
5.430% due 03/25/2035	23	23
5.440% due 05/25/2025	71	71
5.440% due 09/25/2035	99	99

Residential Asset Securities Corp.
5.364% due 08/25/2036	192	192
5.384% due 10/25/2036	900	900
5.440% due 10/25/2035	42	42

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	113	113

SACO I, Inc.
5.440% due 11/25/2020	25	25
5.440% due 07/25/2035	1	1
5.440% due 09/25/2035	64	65

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	200	200

SBI HELOC Trust
5.494% due 08/25/2036	200	200

SLM Student Loan Trust
5.370% due 04/25/2012	500	500
5.465% due 01/25/2013	156	156
5.485% due 01/25/2016	400	400
5.495% due 01/26/2015	91	91
5.505% due 07/25/2013	2	2

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	300	300
5.390% due 06/25/2036	455	456
5.430% due 12/25/2035	55	55
5.440% due 05/25/2035	14	14
5.440% due 11/25/2035	84	84

Structured Asset Securities Corp.
5.430% due 08/25/2035	13	13
5.460% due 12/25/2035	158	158

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Auto Owner Trust
4.820% due 02/20/2009	$155	$155

Wells Fargo Home Equity Trust
5.450% due 12/25/2035	446	446

Total Asset-Backed Securities (Cost $17,927)		17,942

SOVEREIGN ISSUES 0.1%
Korea Development Bank
5.679% due 11/22/2012	100	100

Total Sovereign Issues (Cost $100)		100

SHORT-TERM INSTRUMENTS 38.7%

CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
5.299% due 01/29/2007	700	701

COMMERCIAL PAPER 19.5%
Abbey National N.A. LLC
5.245% due 01/08/2007	3,100	3,054

Barclays U.S. Funding Corp.
5.265% due 12/07/2006	3,000	2,970

General Electric Capital Corp.
5.270% due 11/14/2006	700	695
5.350% due 10/26/2006	1,200	1,196

HBOS Treasury Services PLC
5.260% due 12/07/2006	2,900	2,871

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Bank USA N.A.
5.176% due 07/28/2008		$100	$100

ING U.S. Funding LLC
5.250% due 12/12/2006		2,900	2,869

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006		3,400	3,365

Societe Generale N.A.
5.245% due 01/08/2007		1,200	1,182
5.375% due 10/11/2006		1,100	1,099

Spintab AB
5.350% due 11/02/2006		1,600	1,593

UBS Finance Delaware LLC
5.280% due 11/16/2006		2,300	2,285
5.375% due 10/11/2006		1,000	999

Viacom, Inc.
5.600% due 03/22/2007		250	250

			24,528

REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
4.900% due 10/02/2006		2,438	2,438

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $2,489. Repurchase proceeds are $2,439.)

BELGIUM TREASURY BILLS 0.2%
2.757% due 10/12/2006	EUR	200	253

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 0.8%
2.888% due 11/23/2006 - 12/21/2006 (b)	EUR	800	$1,009

GERMANY TREASURY BILLS 2.0%
2.782% due 10/18/2006		2,000	2,533

NETHERLANDS TREASURY BILLS 12.5%
2.908% due 10/31/2006 (b)		12,490	15,801

SPAIN TREASURY BILLS 0.5%
2.890% due 12/22/2006		500	630

U.S. TREASURY BILLS 0.7%
4.801% due 11/30/2006 - 12/14/2006 (b)(d)		$935	924

Total Short-Term Instruments (Cost $48,826)			48,817

PURCHASED OPTIONS (f) 0.3%
(Cost $171)			359

Total Investments (c) 102.7% (Cost $129,271)			$129,547

Written Options (g) (0.3%) (Premiums $197)			(410)

Other Assets and Liabilities (Net) (2.4%)			(3,009)

Net Assets 100.0%			$126,128

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $3,803 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $924 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	40	$20
90-Day Eurodollar June Futures	Long	06/2007	52	(1)
90-Day Eurodollar March Futures	Long	03/2007	7	(3)
90-Day Eurodollar March Futures	Long	03/2008	3	2
90-Day Eurodollar September Futures	Long	09/2007	259	99
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	29	(68)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7	2

				$52

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	10,000	$0
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006		$100	0
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		200	1

							$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments Fundamental IndexPLUS™ Fund (Cont.)	(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	2,568	$63
Credit Suisse First Boston	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	2,969	170
Merrill Lynch & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.250%	06/15/2007	15,626	935

					$1,168

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.250	12/18/2006	70	$1	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	500	$2	$3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		300	2	2
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$2,700	4	4
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		1,200	6	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		2,000	11	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		2,000	8	7
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		13,700	68	162
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		2,300	8	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		14,300	61	167

								$170	$359

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	2	$1	$2
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	30	18	44
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	1

				$21	$47

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 100	$1	$2
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	200	1	2
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	100	2	2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$1,300	5	9
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	500	6	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	1,000	13	2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	1,000	10	8
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007	4,500	68	156
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	1,000	8	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	6,200	62	168

							$176	$363

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	408	10/2006	$0	$(2)	$(2)
Buy	CNY	604	03/2007	0	0	0
Sell	EUR	15,352	10/2006	53	0	53
Buy	JPY	524,390	11/2006	0	(141)	(141)
Buy	KRW	169,970	05/2007	0	(1)	(1)
Buy	RUB	3,353	03/2007	0	0	0
Buy	SGD	71	11/2006	0	0	0
Buy	TWD	1,413	02/2007	0	(1)	(1)

				$53	$(145)	$(92)

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 20.7%

BANKING & FINANCE 14.9%
Aig-Fp Matched Funding
5.390% due 06/16/2008	$1,100	$1,108

American Express Centurion Bank
5.390% due 04/17/2009	4,200	4,204

American International Group, Inc.
5.050% due 10/01/2015	100	98

ANZ National International Ltd.
5.539% due 08/07/2009	2,200	2,199

Bank of America Corp.
5.378% due 09/25/2009	2,200	2,201

Bank of America N.A.
5.485% due 07/25/2008	1,300	1,301

Bear Stearns Cos., Inc.
5.635% due 04/29/2008	3,400	3,410

CIT Group Holdings, Inc.
5.635% due 01/30/2009	600	602

CIT Group, Inc.
5.540% due 12/19/2008	500	501
5.546% due 08/17/2009	300	300
5.555% due 08/15/2008	1,000	1,002
5.758% due 11/03/2010	1,400	1,406

Citigroup, Inc.
5.408% due 12/26/2008	2,000	2,002
5.516% due 05/02/2008	5,000	5,008

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.340% due 03/21/2007	1,000	998

General Electric Capital Corp.
5.520% due 01/05/2009	1,800	1,802
5.570% due 01/20/2010	1,700	1,702

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	1,300	1,302
5.479% due 06/23/2009	1,100	1,101
5.585% due 07/29/2008	700	702
5.841% due 07/23/2009	300	302

HBOS PLC
5.920% due 09/29/2049	100	97

HSBC Bank USA N.A.
5.550% due 07/28/2008	3,100	3,106

HSBC Finance Corp.
5.520% due 09/15/2008	300	301

HSBC Holdings PLC
6.500% due 05/02/2036	1,500	1,598

John Deere Capital Corp.
5.399% due 07/15/2008	700	700
5.557% due 04/15/2008	600	600

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	102

Lehman Brothers Holdings, Inc.
5.374% due 11/24/2008	2,200	2,201
5.599% due 12/23/2010	900	903
5.696% due 11/10/2009	500	503

MBNA Corp.
5.910% due 05/05/2008	4,465	4,498

Morgan Stanley
5.550% due 02/09/2009	700	701
5.751% due 01/22/2009	2,600	2,603

National Australia Bank Ltd.
5.430% due 09/11/2009	800	801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Petroleum Export Ltd.
5.265% due 06/15/2011	$93	$92

Pricoa Global Funding I
5.565% due 01/25/2008	1,300	1,303

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,168

Resona Bank Ltd.
5.850% due 09/29/2049	200	196

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	1,200	1,201

USB Capital IX
6.189% due 04/15/2049	200	202

Wells Fargo & Co.
5.430% due 03/10/2008	3,400	3,404

		59,627

INDUSTRIALS 3.3%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	3,900	3,908

DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	200	200
5.870% due 09/10/2007	4,700	4,712

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Oracle Corp.
5.730% due 01/13/2009	1,200	1,202

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	391

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	1,100	1,100

Transocean, Inc.
5.591% due 09/05/2008	700	701

Viacom, Inc.
5.750% due 04/30/2011	200	200

Williams Cos., Inc.
6.375% due 10/01/2010	700	700

		13,216

UTILITIES 2.5%
AT&T, Inc.
4.214% due 06/05/2007	1,400	1,392

Embarq Corp.
6.738% due 06/01/2013	3,400	3,503

Florida Power Corp.
5.802% due 11/14/2008	3,300	3,307

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	608

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	242

Southern California Edison Co.
5.566% due 02/02/2009	800	801

		9,853

Total Corporate Bonds & Notes (Cost $82,415)		82,696

MUNICIPAL BONDS & NOTES 0.6%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	295	294

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	672

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	$1,500	$1,574

Total Municipal Bonds & Notes (Cost $2,503)		2,540

U.S. GOVERNMENT AGENCIES 46.4%
Fannie Mae
4.340% due 03/01/2035	370	371
4.413% due 10/01/2034	456	454
4.426% due 07/01/2034	1,514	1,490
4.447% due 01/01/2035	1,726	1,695
4.487% due 07/01/2035	1,990	1,974
4.500% due 08/01/2035	2,168	2,129
4.540% due 09/01/2035	1,046	1,038
4.582% due 07/01/2035	1,478	1,467
4.617% due 09/01/2035	2,281	2,257
4.678% due 05/25/2035	200	197
4.682% due 12/01/2033	1,052	1,046
4.704% due 10/01/2035	1,032	1,025
4.713% due 12/01/2033	854	846
4.836% due 06/01/2035	2,199	2,176
5.000% due 06/25/2027 - 10/01/2036	31,872	30,669
5.011% due 06/01/2035	2,198	2,186
5.500% due 07/01/2035 - 10/01/2036	116,324	114,625
5.680% due 09/25/2042	1,364	1,372
6.000% due 10/01/2036	2,000	2,009
6.411% due 11/01/2035	601	616

Freddie Mac
4.400% due 09/01/2035	1,110	1,094
4.500% due 10/15/2022	2,021	2,003
4.711% due 08/01/2035	2,071	2,041
4.714% due 06/01/2035	2,617	2,562
4.816% due 10/01/2035	1,516	1,510
4.915% due 11/01/2034	1,535	1,511
5.000% due 04/15/2012 - 01/15/2024	3,745	3,730
5.590% due 08/25/2031	352	354
5.632% due 02/25/2045	197	196
5.730% due 06/15/2018	221	221

Government National Mortgage Association
4.000% due 07/16/2027	200	198

Total U.S. Government Agencies (Cost $184,793)		185,062

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	4,818	4,623
2.375% due 01/15/2025	1,079	1,097
3.625% due 04/15/2028	252	312

Total U.S. Treasury Obligations (Cost $5,900)		6,032

MORTGAGE-BACKED SECURITIES 8.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	413	401

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	2,176	2,146

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	369	363
4.900% due 12/25/2035	871	863

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	3,309	3,267
5.610% due 02/25/2037	4,289	4,291

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments  Fundamental IndexPLUS™ TR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	$265	$262

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	729	726
5.550% due 11/15/2019	922	923

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,292	2,261

Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	1,291	1,300

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	863	861

Mellon Residential Funding Corp.
5.770% due 12/15/2030	3,557	3,571

Morgan Stanley Capital I
5.420% due 07/15/2019	1,700	1,701

Structured Adjustable Rate Mortgage Loan Trust
5.354% due 08/25/2034	1,527	1,529
6.064% due 01/25/2035	1,310	1,319

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	462	463

Structured Asset Securities Corp.
5.430% due 09/25/2035	2,034	2,036

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	1,888	1,886

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	2,900	2,902

Washington Mutual, Inc.
5.620% due 10/25/2045	221	223
5.628% due 05/25/2041	377	380

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,500	1,487

Total Mortgage-Backed Securities (Cost $35,175)		35,161

ASSET-BACKED SECURITIES 11.8%
ACE Securities Corp.
5.400% due 10/25/2036	700	700
5.440% due 10/25/2035	1,137	1,138

Argent Securities, Inc.
5.450% due 10/25/2035	181	182
5.470% due 02/25/2036	659	660

Asset-Backed Funding Certificates
5.440% due 06/25/2035	152	152
5.450% due 06/25/2035	110	110

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	777	777

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	128	128

Chase Credit Card Master Trust
5.430% due 06/15/2009	2,900	2,903

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	1,800	1,802

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	57	57
5.440% due 09/25/2035	36	36

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047	1,000	1,000
5.409% due 07/25/2036	1,300	1,300
5.430% due 01/25/2036	164	164
5.430% due 10/25/2036	1,000	999

Credit-Based Asset Servicing & Securitization
5.390% due 03/25/2036	503	503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	$1,000	$1,000

FBR Securitization Trust
5.440% due 10/25/2035	385	385
5.450% due 10/25/2035	517	517
5.470% due 09/25/2035	243	243

First Franklin Mortgage Loan Asset-Backed Certificates
5.384% due 06/25/2036	3,673	3,676
5.440% due 03/25/2025	7	7

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	341	340

Fremont Home Loan Trust
5.412% due 02/27/2037	800	800
5.420% due 01/25/2036	377	377

GSAMP Trust
5.394% due 09/25/2036	1,100	1,100
5.440% due 09/25/2035	538	538
5.440% due 11/25/2035	267	268

GSR Mortgage Loan Trust
5.430% due 11/25/2030	557	558

Home Equity Asset Trust
5.440% due 02/25/2036	1,968	1,969
5.450% due 01/25/2036	2,660	2,663

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	471	471

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	736	736
5.450% due 09/25/2035	195	196
5.530% due 11/25/2034	583	584
5.610% due 10/25/2034	256	257

New Century Home Equity Loan Trust
5.440% due 09/25/2035	190	190

Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	343	343

Park Place Securities, Inc.
5.440% due 09/25/2035	137	137
5.642% due 10/25/2034	3,789	3,815

Quest Trust
5.410% due 12/25/2035	104	104

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	248	248

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	1,200	1,200
5.430% due 03/25/2035	127	127
5.440% due 05/25/2025	356	356
5.440% due 09/25/2035	593	594

Residential Asset Securities Corp.
5.384% due 10/25/2036	2,600	2,616

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	395	395

SACO I, Inc.
5.440% due 11/25/2020	197	197
5.440% due 09/25/2035	355	355

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	600	600

SBI HELOC Trust
5.494% due 08/25/2036	700	700

SLM Student Loan Trust
5.495% due 01/26/2015	698	698
5.505% due 07/25/2013	19	19

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	900	900
5.440% due 05/25/2035	58	58

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.440% due 11/25/2035		$543	$543

Structured Asset Securities Corp.
5.430% due 08/25/2035		101	101
5.460% due 12/25/2035		1,157	1,158

Wachovia Auto Owner Trust
4.820% due 02/20/2009		851	850

Wells Fargo Home Equity Trust
5.450% due 12/25/2035		1,337	1,338

Total Asset-Backed Securities (Cost $46,883)			46,938

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	97

Total Sovereign Issues (Cost $99)			97

SHORT-TERM INSTRUMENTS 40.0%

COMMERCIAL PAPER 15.4%
Barclays U.S. Funding Corp.
5.275% due 11/21/2006		2,000	1,985
5.300% due 11/15/2006		8,900	8,842

Cox Communications, Inc.
5.600% due 01/16/2007		300	299

Danske Corp.
5.270% due 12/27/2006		9,800	9,674

General Electric Capital Corp.
5.250% due 01/16/2007		7,500	7,382

HBOS Treasury Services PLC
5.265% due 11/22/2006		9,800	9,727

IXIS Commercial Paper Corp.
5.270% due 11/08/2006		2,600	2,586

Societe Generale N.A.
5.290% due 12/18/2006		9,300	9,192

UBS Finance Delaware LLC
5.265% due 11/16/2006		1,500	1,490
5.280% due 11/16/2006		9,300	9,239

Viacom, Inc.
5.594% due 05/29/2007		500	500
5.600% due 03/22/2007		300	300

			61,216

REPURCHASE AGREEMENTS 4.1%
Lehman Brothers, Inc.
5.050% due 10/02/2006		14,000	14,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $14,279. Repurchase proceeds are $14,006.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		2,434	2,434
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $2,484. Repurchase proceeds are $2,435.)

			16,434

FRANCE TREASURY BILLS 19.4%
2.883% due 10/12/2006 - 10/19/2006 (b)	EUR	61,200	77,501

U.S. TREASURY BILLS 1.1%
4.960% due 11/30/2006 - 12/14/2006 (b)(d)(f)		$4,295	4,248

Total Short-Term Instruments (Cost $159,087)			159,399

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

VALUE (000S)
PURCHASED OPTIONS (h) 0.3%
(Cost $988)	$1,351

Total Investments (e) 130.1% (Cost $517,843)	$519,276

Written Options (i) (0.5%) (Premiums $1,315)	(2,050)

Other Assets and Liabilities (Net) (29.6%)	(118,096)

Net Assets 100.0%	$399,130

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,483 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $11,029 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $2,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	565	$(345)
90-Day Eurodollar December Futures	Long	12/2007	416	237
90-Day Eurodollar June Futures	Long	06/2007	730	(184)
90-Day Eurodollar March Futures	Long	03/2007	522	(445)
90-Day Eurodollar March Futures	Long	03/2008	171	193
90-Day Eurodollar September Futures	Long	09/2007	679	13
Euro-Bobl 5-Year Note Futures	Long	12/2006	20	4
Euro-Bund 10-Year Note Futures	Long	12/2006	8	7
U.S. Treasury 10-Year Note December Futures	Short	12/2006	34	(22)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	26	46
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	29	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	9	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	13	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	23	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6	2

				$(488)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay) /Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	29,000	$0
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006		$1,500	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007		100	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		2,600	1
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016		300	0
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007		700	3
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006		1,000	11
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		500	(5)

								$16

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Schedule of Investments  Fundamental IndexPLUS™ TR Fund (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	$21
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,700	90
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	500	0
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$1,500	89
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		6,500	61
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		600	10
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		3,400	202
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		700	21
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		600	17
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		10,800	173
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		1,600	3

							$687

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	25,305	$689
Credit Suisse First Boston	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	18,558	1,061
Merrill Lynch & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.250%	06/15/2007	46,421	1,922

					$3,672

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	16	$0	$0
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	500	5	3
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	234	2	1
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	232	2	1
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	249	2	2
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	148	2	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,284	12	8
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	494	5	3
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	264	3	2
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	238	2	2

				$35	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	3,000	$14	$20
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		8,000	46	53
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		7,000	39	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	29	40
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,500	7	9
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		1,000	6	6
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$11,300	17	18
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		3,600	18	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		14,000	78	10
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		14,000	56	50
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,000	20	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		7,000	33	25
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		27,200	118	188
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		23,000	101	184
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		16,000	77	187
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		41,000	216	343
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		3,100	5	5
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		12,200	31	56
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007		3,000	11	24

								$953	$1,328

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 111.000	11/21/2006	100	$73	$189
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	44	16	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	48	15	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	47	31	39
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	190	148	278
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	18	10	5
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	16	15	18

				$308	$531

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$20
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		4,000	55	80
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		3,000	39	75
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	34	60
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	400	6	8
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		5,100	25	67
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		300	6	6
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$5,000	18	34
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	13
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		6,000	58	49
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		11,900	123	203
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		10,000	102	185
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		7,000	77	190
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		18,000	218	359
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,300	5	9
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		5,300	33	64
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	18

								$1,007	$1,519

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	1,772	10/2006	$0	$(9)	$(9)
Buy	CNY	3,997	03/2007	0	(3)	(3)
Sell	EUR	58,797	10/2006	204	0	204
Buy	GBP	71	10/2006	0	(2)	(2)
Buy	JPY	1,967,348	11/2006	0	(528)	(528)
Buy	KRW	728,645	05/2007	0	(4)	(4)
Buy	RUB	9,820	03/2007	0	0	0
Buy	SGD	309	11/2006	0	0	0
Buy	TWD	6,152	02/2007	0	(4)	(4)

				$204	$(550)	$(346)

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Schedule of Investments   International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$556	$560
7.390% due 12/20/2012	2,286	2,293
7.485% due 12/20/2012	143	143

Reynolds American, Inc.
7.250% due 05/31/2012	65	65
7.313% due 05/31/2012	1,935	1,947

Total Bank Loan Obligations (Cost $4,985)		5,008

CORPORATE BONDS & NOTES 4.3%

BANKING & FINANCE 1.7%
Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	4,000	4,003

Rabobank Nederland
5.527% due 01/15/2009	1,900	1,901

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	2,300	2,303

		8,249

INDUSTRIALS 0.4%
Cox Communications, Inc.
5.940% due 12/14/2007	500	503

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	900	902

Williams Cos., Inc.
6.375% due 10/01/2010	200	200

		1,605

UTILITIES 2.2%
AT&T, Inc.
4.125% due 09/15/2009	500	485

BellSouth Corp.
5.580% due 08/15/2008	3,900	3,903

Embarq Corp.
6.738% due 06/01/2013	2,000	2,061

NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,096

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,800	2,919

		10,464

Total Corporate Bonds & Notes (Cost $20,209)		20,318

MUNICIPAL BONDS & NOTES 0.8%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	2,265	2,424

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	306

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	944

Total Municipal Bonds & Notes (Cost $3,496)		3,674

U.S. GOVERNMENT AGENCIES 103.6%
Fannie Mae
3.500% due 04/25/2017	118	117
4.000% due 08/25/2009	181	181

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.190% due 11/01/2034	$1,458	$1,441
4.393% due 02/01/2035	1,052	1,046
4.591% due 08/01/2035	1,028	1,023
4.666% due 10/01/2035	1,135	1,129
4.668% due 07/01/2035	2,215	2,190
4.682% due 10/01/2035	1,189	1,181
4.716% due 10/01/2035	1,122	1,118
4.841% due 02/01/2034	973	961
4.886% due 09/01/2035	2,056	2,054
5.000% due 12/01/2018 - 10/01/2036	48,520	47,642
5.153% due 03/01/2036	3,946	3,924
5.279% due 02/01/2036	8,025	8,014
5.450% due 03/25/2034	51	51
5.460% due 03/25/2036	5,010	5,011
5.500% due 02/01/2024 - 10/01/2036	104,146	102,673
5.523% due 11/28/2035	1,784	1,786
5.525% due 07/01/2032	128	128
5.580% due 06/25/2044	181	181
5.632% due 09/01/2044 - 10/01/2044	9,856	9,919
5.680% due 09/25/2042	1,085	1,091
6.000% due 10/01/2036	257,000	258,205
6.499% due 09/01/2031	5	5
6.500% due 10/01/2036	15,000	15,277
6.625% due 11/25/2023	318	324
6.844% due 04/25/2024	260	271

Freddie Mac
2.750% due 02/15/2012	110	109
3.500% due 01/15/2022 - 01/15/2023	4,377	4,297
4.000% due 05/15/2016	2,100	2,071
4.400% due 09/01/2035	3,075	3,031
4.500% due 09/15/2020	1,123	1,111
5.000% due 08/15/2018 - 09/01/2035	7,480	7,427
5.351% due 09/01/2035	3,107	3,107
5.500% due 08/15/2030 - 05/01/2035	4,204	4,155
5.530% due 10/15/2020	1,138	1,140
5.632% due 10/25/2044	398	402
5.680% due 06/15/2031	1,929	1,931
5.730% due 05/15/2029	25	25

Government National Mortgage Association
5.125% due 11/20/2024	139	140
5.730% due 03/16/2032	53	53

Total U.S. Government Agencies (Cost $495,440)		495,942

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
8.125% due 08/15/2019	900	1,187

Total U.S. Treasury Obligations (Cost $1,218)		1,187

MORTGAGE-BACKED SECURITIES 11.2%
Banc of America Funding Corp.
4.620% due 02/20/2036	1,307	1,300

Banc of America Mortgage Securities
5.000% due 05/25/2034	262	259
5.780% due 01/25/2034	270	271

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,180	1,152
4.750% due 10/25/2035	564	556

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	647	649
5.840% due 11/25/2036	2,200	2,202

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,751	1,725
4.900% due 10/25/2035	5,315	5,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	$915	$904
5.540% due 11/20/2035	1,010	1,012
5.540% due 03/20/2046	2,363	2,367
5.610% due 02/25/2037	1,212	1,213

Countrywide Home Loan Mortgage Pass-Through Trust
5.600% due 05/25/2034	16	16
5.610% due 08/25/2034	66	66
5.620% due 04/25/2035	604	607
5.650% due 03/25/2035	552	555

Downey Savings & Loan Association Mortgage Loan Trust
5.590% due 08/19/2045	2,310	2,314
6.635% due 07/19/2044	306	312

First Horizon Alternative Mortgage Securities
4.475% due 03/25/2035	570	564

First Republic Mortgage Loan Trust
5.680% due 11/15/2031	177	179

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	250	249

GSR Mortgage Loan Trust
4.540% due 09/25/2035	594	586
5.500% due 11/25/2035	921	919

GSRPM Mortgage Loan Trust
6.030% due 01/25/2032	37	37

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	2,045	2,049

JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	165	165

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	534	520

Residential Accredit Loans, Inc.
5.540% due 04/25/2046	2,920	2,914
5.730% due 03/25/2033	223	224

Residential Asset Securitization Trust
5.730% due 05/25/2033	376	377

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 01/25/2035	737	742

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	2,836	2,841
5.610% due 02/25/2036	1,109	1,111

Washington Mutual, Inc.
5.600% due 12/25/2027	995	995
5.640% due 01/25/2045	520	523
5.650% due 01/25/2045	519	521
5.677% due 08/25/2046	3,755	3,755
5.777% due 07/25/2046	3,632	3,632

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	852	834
4.319% due 07/25/2035	2,700	2,641
4.362% due 05/25/2035	509	500
4.950% due 03/25/2036	4,218	4,181

Total Mortgage-Backed Securities (Cost $53,737)		53,793

ASSET-BACKED SECURITIES 26.4%
ACE Securities Corp.
5.400% due 12/25/2035	1,066	1,067
5.410% due 02/25/2036	1,784	1,786
5.440% due 10/25/2035	306	306
5.480% due 12/25/2035	1,700	1,702

Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2036	1,284	1,286

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	$1	$1

Argent Securities, Inc.
5.378% due 09/25/2036	3,757	3,759
5.390% due 05/25/2036	527	527
5.400% due 04/25/2036	2,004	2,006
5.410% due 03/25/2036	1,362	1,363

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	1,136	1,135
5.410% due 12/25/2035	913	914
5.530% due 09/25/2034	513	514

Carrington Mortgage Loan Trust
5.395% due 07/25/2036	1,770	1,771

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	3,900	3,904

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	3,850	3,852
5.410% due 12/25/2035	1,064	1,065

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	3,460	3,462
5.380% due 10/25/2036	1,900	1,899
5.380% due 01/25/2037	3,528	3,530
5.400% due 06/25/2036	1,999	2,000
5.400% due 07/25/2036	2,230	2,232
5.400% due 08/25/2036	2,265	2,267
5.460% due 07/25/2036	1,680	1,681

First Franklin Mortgage Loan Asset-Backed Certificates
5.354% due 07/25/2036	3,273	3,275

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	658	658

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	688	689

GSAMP Trust
5.400% due 01/25/2036	1,350	1,351
5.400% due 02/25/2036	2,024	2,026
5.420% due 11/25/2035	722	722
5.620% due 03/25/2034	214	215

Home Equity Asset Trust
5.410% due 05/25/2036	1,186	1,187

Home Equity Mortgage Trust
5.420% due 05/25/2036	1,321	1,322

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,619	1,620

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	1,451	1,452

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	2,321	2,323
5.400% due 05/25/2035	861	862
5.400% due 02/25/2036	1,067	1,067

Lehman XS Trust
5.410% due 04/25/2046	2,487	2,485
5.410% due 07/25/2046	3,589	3,552
5.410% due 08/25/2046	3,811	3,814

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	1,757	1,758
5.420% due 01/25/2036	1,472	1,473
5.610% due 10/25/2034	2,798	2,801

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	3,441	3,444
5.440% due 11/25/2035	1,456	1,457

MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	3,000	3,015

Morgan Stanley ABS Capital I
5.370% due 07/25/2036	3,302	3,304

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.400% due 03/25/2036		$2,232	$2,233

Nelnet Student Loan Trust
5.378% due 08/23/2011		2,692	2,694
5.575% due 10/25/2016		3,500	3,505

New Century Home Equity Loan Trust
5.400% due 08/25/2036		529	529

Quest Trust
5.890% due 06/25/2034		117	118

Residential Asset Mortgage Products, Inc.
5.410% due 01/25/2036		2,333	2,334

Residential Asset Securities Corp.
5.370% due 06/25/2036		3,150	3,152
5.400% due 03/25/2036		1,320	1,321
5.400% due 04/25/2036		2,260	2,262
5.400% due 07/25/2036		3,426	3,428
5.410% due 01/25/2036		1,262	1,263
5.430% due 03/25/2035		36	36

SACO I, Inc.
5.404% due 04/25/2036		1,010	1,010

Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035		405	406

SLM Student Loan Trust
5.505% due 07/25/2013		18	18

Soundview Home Equity Loan Trust
5.370% due 11/25/2036		3,677	3,680
5.400% due 02/25/2036		1,196	1,197
5.400% due 03/25/2036		1,702	1,703
5.400% due 05/25/2036		1,926	1,928

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,049	1,011

Susquehanna Auto Lease Trust
4.991% due 04/16/2007		629	632

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034		16	16

USAA Auto Owner Trust
5.030% due 11/17/2008		2,057	2,056

Total Asset-Backed Securities (Cost $126,422)			126,433

SOVEREIGN ISSUES 0.2%
Hong Kong Government International Bond
5.125% due 08/01/2014		500	498

Mexico Government International Bond
10.375% due 02/17/2009		298	333

Panama Government International Bond
9.625% due 02/08/2011		258	296

Total Sovereign Issues (Cost $1,121)			1,127

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Republic of Germany
5.500% due 01/04/2031	EUR	200	315

Weather Investments II SARL
5.505% due 06/17/2012		1,000	1,267
6.298% due 06/17/2013		500	635
6.798% due 06/17/2014		500	639

Total Foreign Currency-Denominated Issues (Cost $2,867)			2,856

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 2.4%
iShares MSCI EAFE Index Fund 172,236		$11,669

Total Exchange-Traded Funds (Cost $10,076)		11,669

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.1%

CERTIFICATES OF DEPOSIT 1.3%
Countrywide Funding Corp.
5.340% due 10/18/2006	$6,100	6,100

COMMERCIAL PAPER 10.4%
Barclays U.S. Funding Corp.
5.275% due 11/21/2006	20,700	20,548
5.280% due 11/22/2006	1,400	1,390

Caisse d’Amortissement de la Dette Sociale
5.285% due 11/10/2006	5,700	5,668

Skandinaviska Enskilda Banken AB
5.285% due 11/15/2006	1,800	1,788

Societe Generale N.A.
5.290% due 12/18/2006	12,700	12,552

UBS Finance Delaware LLC
5.280% due 11/16/2006	4,400	4,371

Viacom, Inc.
5.594% due 05/29/2007	3,800	3,800

		50,117

REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,101	6,101

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 12/31/2007 valued at $6,226. Repurchase proceeds are $6,103.)

U.S. TREASURY BILLS 1.1%
4.821% due 11/30/2006 - 12/14/2006 (a)(b)(d)	5,225	5,168

Total Short-Term Instruments (Cost $67,496)		67,486

PURCHASED OPTIONS (f) 0.6%
(Cost $1,923)		2,981

Total Investments (c) 165.6% (Cost $788,990)		$792,474

Written Options (g) (0.7%) (Premiums $1,989)		(3,166)

Other Assets and Liabilities (Net) (64.9%)		(310,697)

Net Assets 100.0%		$478,611

See Accompanying Notes	Semiannual Report	September 30, 2006	57

Schedule of Investments   International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $2,967 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $3,274 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $1,953 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	463	$242
90-Day Eurodollar June Futures	Long	06/2007	69	31
90-Day Eurodollar March Futures	Long	03/2007	83	(36)
90-Day Eurodollar September Futures	Long	09/2007	803	406
Euro-Bund 10-Year Note Futures	Long	12/2006	2	2
Japanese Government 10-Year Note December Futures	Long	12/2006	1	6
U.S. Treasury 10-Year Note December Futures	Long	12/2006	548	508
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	138	(3)

				$1,156

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	$3,100	$(6)
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	200	1
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	2,600	1
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	200	(4)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(2)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%		03/20/2007	500	1
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(3)

							$(12)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010	BRL	2,400	$0
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	(48)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	(29)
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		6,200	376
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GB	P300	12
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	67
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	(9)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016	MXN	22,000	3
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$5,800	(172)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,200	(214)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,200	71
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		2,400	50
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(112)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,000	224
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2021		4,300	202
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		4,500	267
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		300	5
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,700	(169)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2011		5,200	83
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		800	48
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		21,600	349
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	261

							$1,265

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.100%	04/12/2007	3,968,655	$2,897
Goldman Sachs & Co.	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.250%	11/15/2007	26,058	24
Merrill Lynch & Co., Inc.	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.250%	04/12/2007	2,906,084	2,166

					$5,087

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	37	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call -OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	82,300	$449	$546
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,800	49	59
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.063%	06/15/2007		3,500	15	21
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		8,000	30	40
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		$2,200	11	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		50,300	249	594
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		5,100	22	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	208
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		1,300	7	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	41
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		3,000	10	15
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		113,200	596	947
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		41,400	178	484
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007		20,200	69	21
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		2,300	4	3

								$1,916	$2,980

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. dollar versus Japanese yen	JPY	120.700	12/11/2006	$500	$7	$1

(g)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	35,000	$443	$696
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,400	63	64
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		2,000	30	38
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	15	19
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007		$3,600	37	2
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007		3,600	23	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		900	11	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		16,500	249	571
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		2,200	22	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	212
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		600	7	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,300	10	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		18,000	181	488
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	47
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		49,200	595	980
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,000	4	7
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007		8,700	71	23

								$1,989	$3,166

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2036	$103,600	$101,924	$102,078
Fannie Mae	6.000%	10/01/2036	33,000	33,166	33,155
U.S. Treasury Notes	4.750%	05/15/2014	300	300	308

				$135,390	$135,541

(2) Market value includes $6 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2006

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,560	10/2006	$0	$(94)	$(94)
Sell		54,078	10/2006	387	0	387
Buy	CHF	21,030	12/2006	2	(176)	(174)
Sell		63,405	12/2006	980	0	980
Buy	CLP	8,500	12/2006	0	0	0
Buy	CNY	83,155	05/2007	0	(94)	(94)
Sell	DKK	21,583	12/2006	46	0	46
Buy	EUR	7,720	10/2006	0	(15)	(15)
Sell		137,292	10/2006	493	(3)	490
Buy	GBP	21,410	10/2006	0	(470)	(470)
Sell		84,056	10/2006	1,761	(2)	1,759
Buy	HKD	37,000	11/2006	1	0	1
Sell		87,691	11/2006	14	0	14
Buy	JPY	6,914,260	10/2006	0	(525)	(525)
Sell		154,630	10/2006	1	0	1
Buy		1,412,127	11/2006	0	(82)	(82)
Sell		20,390,455	11/2006	5,475	0	5,475
Sell	NOK	37,660	12/2006	170	0	170
Sell	NZD	323	10/2006	5	0	5
Buy	SEK	17,000	12/2006	0	(25)	(25)
Sell		126,630	12/2006	184	0	184
Sell	SGD	4,650	10/2006	33	0	33
Buy		5,193	11/2006	0	(4)	(4)
Sell		10,386	11/2006	12	0	12

				$9,564	$(1,490)	$8,074

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Japanese StocksPLUS® TR Strategy Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.1%

BANKING & FINANCE 2.2%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13

Rabobank Nederland
5.527% due 01/15/2009	200	200

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	200	200

		413

INDUSTRIALS 1.7%
HCA, Inc.
5.250% due 11/06/2008	10	10
7.250% due 05/20/2008	300	304

		314

UTILITIES 2.2%
Embarq Corp.
6.738% due 06/01/2013	300	309

NRG Energy, Inc.
7.375% due 02/01/2016	100	100

		409

Total Corporate Bonds & Notes (Cost $1,129)		1,136

U.S. GOVERNMENT AGENCIES 71.7%
Fannie Mae
3.852% due 10/01/2033 (d)	784	768
4.000% due 08/25/2009	8	8
4.190% due 11/01/2034	77	76
4.886% due 12/01/2035 (d)	253	251
5.000% due 09/01/2020 (d)	988	971
5.000% due 10/31/2036	1,500	1,442
5.430% due 01/25/2021 (d)	426	426
5.500% due 02/01/2035 - 10/01/2035 (d)	1,754	1,730
5.500% due 03/01/2035 - 02/01/2036	1,098	1,083
5.525% due 07/01/2032	43	43
5.632% due 03/01/2044 - 10/01/2044 (d)	1,208	1,216
5.680% due 05/25/2042 - 09/25/2042	275	276
6.000% due 10/01/2036	4,000	4,019
6.625% due 11/25/2023	91	93

Freddie Mac
2.750% due 02/15/2012	5	5
5.500% due 08/15/2030 - 05/01/2035	466	460
5.530% due 10/15/2020	38	38
5.632% due 02/25/2045	392	390

Total U.S. Government Agencies (Cost $13,291)		13,295

MORTGAGE-BACKED SECURITIES 33.0%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	182	177

Bear Stearns Alt-A Trust
5.840% due 11/25/2036	100	100

Countrywide Alternative Loan Trust
5.410% due 09/20/2046	387	387
5.530% due 05/25/2036	280	279
5.540% due 03/20/2046	182	182
5.610% due 02/25/2037	187	187

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	174	173

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CSAB Mortgage-Backed Trust
5.430% due 06/25/2036	$223	$223

Downey Savings & Loan Association Mortgage Loan Trust
5.590% due 08/19/2045	159	160

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	293	294
5.570% due 03/19/2037	195	195

JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	15	15

Mellon Residential Funding Corp.
5.680% due 11/15/2031	203	204
5.770% due 12/15/2030	114	114

Residential Accredit Loans, Inc.
5.540% due 04/25/2046	292	292

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 01/25/2035	82	82

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	399	399
5.550% due 05/25/2036	196	196
5.610% due 02/25/2036	185	185

Washington Mutual, Inc.
3.801% due 06/25/2034	400	385
5.543% due 06/25/2046	287	287
5.600% due 12/25/2027	45	45
5.600% due 12/25/2045	155	155
5.628% due 05/25/2041	87	88
5.677% due 05/25/2046	268	268
5.677% due 08/25/2046	296	297

Wells Fargo Mortgage-Backed Securities Trust
4.319% due 07/25/2035	300	293
4.950% due 03/25/2036	375	372
5.388% due 08/25/2035	82	81

Total Mortgage-Backed Securities (Cost $6,110)		6,115

ASSET-BACKED SECURITIES 25.3%
ACE Securities Corp.
5.400% due 12/25/2035	125	126

Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2036	95	95

Argent Securities, Inc.
5.410% due 03/25/2036	124	124

Basic Asset-Backed Securities Trust
5.410% due 04/25/2036	210	210

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	84	84
5.410% due 12/25/2035	101	102

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	159	159

Citigroup Mortgage Loan Trust, Inc.
5.410% due 12/25/2035	112	112

Countrywide Asset-Backed Certificates
5.400% due 06/25/2036	143	143
5.490% due 02/25/2036	119	119

FBR Securitization Trust
5.450% due 10/25/2035	35	35

First Franklin Mortgage Loan Asset-Backed Certificates
5.400% due 01/25/2036	145	145

Fremont Home Loan Trust
5.420% due 01/25/2036	75	76

GE-WMC Mortgage Securities LLC
5.430% due 12/25/2035	112	112

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.400% due 01/25/2036	$123	$123
5.420% due 11/25/2035	131	131

HFC Home Equity Loan Asset-Backed Certificates
5.680% due 09/20/2033	26	26

Home Equity Asset Trust
5.410% due 05/25/2036	148	148

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	141	141

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	138	138

JPMorgan Mortgage Acquisition Corp.
5.400% due 05/25/2035	86	86

Lehman XS Trust
5.410% due 04/25/2046	257	258
5.410% due 07/25/2046	378	374
5.420% due 05/25/2046	258	257

MASTR Asset-Backed Securities Trust
5.440% due 11/25/2035	112	112

MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	200	201

Popular ABS Mortgage Pass-Through Trust
5.440% due 09/25/2035	70	70

Residential Asset Mortgage Products, Inc.
5.410% due 01/25/2036	233	233

Residential Asset Securities Corp.
5.370% due 06/25/2036	90	90
5.410% due 01/25/2036	140	140
5.420% due 01/25/2036	61	61

Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035	90	90

SLM Student Loan Trust
5.505% due 07/25/2013	2	3

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	92	92
5.400% due 05/25/2036	133	133

Structured Asset Securities Corp.
4.900% due 04/25/2035	66	63

Wachovia Auto Owner Trust
4.820% due 02/20/2009	77	77

Total Asset-Backed Securities (Cost $4,692)		4,689

SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
10.375% due 02/17/2009	20	22

Panama Government International Bond
9.625% due 02/08/2011	14	16

Total Sovereign Issues (Cost $38)		38

	SHARES
EXCHANGE-TRADED FUNDS 8.5%
iShares MSCI Japan
Index Fund	116,689	1,580

Total Exchange-Traded Funds (Cost $1,728)		1,580

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.9%

COMMERCIAL PAPER 2.7%
Countrywide Funding Corp.
4.911% due 10/18/2006	$500	500

See Accompanying Notes	Semiannual Report	September 30, 2006	61

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.6%
State Street Bank and Trust Co.
4.900% due 10/02/2006	$478	$478

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 11/15/2008 valued at $490. Repurchase proceeds are $478.)

U.S. TREASURY BILLS 3.6%
4.848% due 11/30/2006 - 12/14/2006 (a)(b)(e)	675	669

Total Short-Term Instruments (Cost $1,647)		1,647

VALUE (000S)
PURCHASED OPTIONS (g) 0.3%
(Cost $41)	$63

Total Investments (c) 154.0% (Cost $28,676)	$28,563

Written Options (h) (0.4%) (Premiums $41)	(66)

Other Assets and Liabilities (Net) (53.6%)	(9,946)

Net Assets 100.0%	$18,551

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $756 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowing outstanding during the period ended September 30, 2006 was $3,059 at a weighted average interest rate of 5.290%. On September 30, 2006, securities valued at $5,362 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $173 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	17	$10
90-Day Eurodollar June Futures	Long	06/2007	11	5
90-Day Eurodollar March Futures	Long	03/2007	3	(1)
90-Day Eurodollar September Futures	Long	09/2007	54	30
Euro-Bobl 5-Year Note Futures	Short	12/2006	4	(1)
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	21	(49)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	25	0

				$(6)

(f)	Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	$(8)
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		500	30
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	5
Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		100	(5)
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	2,000	0
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$500	30
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		3,500	72
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		400	(12)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		600	36
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		200	(6)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		900	54
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		6,500	22

							$218

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index	1-month USD-LIBOR plus 0.250%	11/15/2006	1,245,373	$95

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(g)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	16	$0	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	25	0	0

				$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	$7,500	$39	$63

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. dollar versus Japanese yen	JPY 120.700	12/11/2006	$100	$2	$0

(h)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007	$100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007	100	1	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	3,300	39	66

							$41	$66

(i)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
Fannie Mae	5.500%	10/01/2036	$1,800	$1,772	$1,773
U.S. Treasury Notes	4.750%	05/15/2014	100	100	103

				$1,872	$1,876

(1) Market value includes $2 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	7,109	05/2007	$0	$(8)	$(8)
Sell		2,705	05/2007	0	(2)	(2)
Sell	GBP	91	10/2006	2	0	2
Buy	JPY	4,521,011	10/2006	0	(355)	(355)
Sell		6,227	10/2006	0	0	0
Buy		589,000	11/2006	0	(69)	(69)
Sell		7,223,499	11/2006	732	0	732

				$734	$(434)	$300

See Accompanying Notes	Semiannual Report	September 30, 2006	63

Schedule of Investments  Real Return Asset Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Georgia-Pacific Corp.
7.367% due 12/20/2012	$371	$373
7.390% due 12/20/2012	1,524	1,529
7.485% due 12/20/2012	95	96

Shackleton Re Ltd.
12.968% due 08/01/2008	3,000	2,992
13.468% due 08/01/2008	1,500	1,502
13.489% due 02/07/2008	3,000	3,022

Total Bank Loan Obligations (Cost $9,462)		9,514

CORPORATE BONDS & NOTES 2.2%

BANKING & FINANCE 1.0%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	3,000	2,973
11.758% due 01/09/2009	1,900	1,803

Citigroup, Inc.
5.525% due 01/30/2009	1,700	1,702

Export-Import Bank of Korea
5.590% due 10/04/2011 (a)	4,500	4,494

Ford Motor Credit Co.
6.340% due 03/21/2007	1,000	998
7.875% due 06/15/2010	7,500	7,310

General Electric Capital Corp.
5.430% due 12/12/2008	1,500	1,502

General Motors Acceptance Corp.
6.875% due 09/15/2011	1,600	1,593
6.875% due 08/28/2012	2,500	2,477

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	1,750	1,760

Rabobank Nederland
5.527% due 01/15/2009	1,400	1,401

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Vita Capital Ltd.
6.830% due 01/01/2007	700	702

Wachovia Bank N.A.
5.461% due 12/02/2010	5,200	5,207

		34,020

INDUSTRIALS 1.0%
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,200	3,209
8.875% due 09/15/2008	1,600	1,680

CSC Holdings, Inc.
7.875% due 12/15/2007	1,600	1,628

EchoStar DBS Corp.
5.750% due 10/01/2008	1,300	1,292

El Paso Corp.
6.950% due 12/15/2007	200	203
7.625% due 08/16/2007	300	305

HCA, Inc.
7.250% due 05/20/2008	100	101

Host Marriott LP
9.250% due 10/01/2007	300	311
9.500% due 01/15/2007	1,800	1,825

Mandalay Resort Group
10.250% due 08/01/2007	2,900	3,009

MGM Mirage
9.750% due 06/01/2007	6,750	6,944

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,000	1,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
8.625% due 02/01/2022	$100	$120
9.500% due 09/15/2027	500	654

Reynolds American, Inc.
6.500% due 06/01/2007	7,800	7,860

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	400	406

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,050	1,062

		31,620

INDUSTRIALS 0.2%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	103

CMS Energy Corp.
7.500% due 01/15/2009	1,000	1,035
8.900% due 07/15/2008	3,000	3,157

Embarq Corp.
7.082% due 06/01/2016	800	817

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,500	2,516

		7,628

Total Corporate Bonds & Notes (Cost $72,581)		73,268

MUNICIPAL BONDS & NOTES 0.0%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	200	213

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	500	528

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	280

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	200	214

Total Municipal Bonds & Notes (Cost $1,072)		1,235

COMMODITY INDEX-LINKED NOTES 0.8%
AIG
5.508% due 06/15/2007	31,000	25,422

Total Commodity Index-Linked Notes (Cost $31,000)		25,422

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
5.500% due 12/01/2033 - 10/01/2036	161,979	159,619
5.632% due 09/01/2044 - 10/01/2044	1,345	1,353
6.000% due 10/01/2036	18,100	18,185

Freddie Mac
5.610% due 09/25/2031	240	240

Total U.S. Government Agencies (Cost $179,248)		179,397

U.S. TREASURY OBLIGATIONS 107.1%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	38,452	36,450
1.625% due 01/15/2015	4,902	4,664
1.875% due 07/15/2013	22,379	21,807

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.875% due 07/15/2015		$105	$101
2.000% due 01/15/2026		473,027	453,811
2.375% due 04/15/2011		1,128	1,129
2.375% due 01/15/2025		978,099	994,147
2.500% due 07/15/2016		11,889	12,131
3.375% due 01/15/2007		166,703	165,310
3.375% due 04/15/2032		59,611	74,037
3.625% due 01/15/2008		504	508
3.625% due 04/15/2028		805,140	998,028
3.875% due 01/15/2009		1,613	1,660
3.875% due 04/15/2029		594,682	768,580

U.S. Treasury Notes
4.250% due 08/15/2013		29,900	29,278
4.875% due 04/30/2011		9,200	9,305

Total U.S. Treasury Obligations (Cost $3,535,940)			3,570,946

MORTGAGE-BACKED SECURITIES 0.1%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		436	432

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035		666	665

GSR Mortgage Loan Trust
4.540% due 09/25/2035		3,480	3,434

Total Mortgage-Backed Securities (Cost $4,559)			4,531

ASSET-BACKED SECURITIES 0.2%
Lehman XS Trust
5.410% due 07/25/2046		4,156	4,113

Merrill Lynch Mortgage Investors, Inc.
5.390% due 04/25/2037		493	493
5.410% due 01/25/2037		933	933

Park Place Securities, Inc.
5.440% due 09/25/2035		68	69

Residential Asset Securities Corp.
5.400% due 04/25/2036		377	377

Soundview Home Equity Loan Trust
5.400% due 02/25/2036		322	322
5.400% due 03/25/2036		170	170

Total Asset-Backed Securities (Cost $6,519)			6,477

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
5.000% due 03/31/2030		100	112

Total Sovereign Issues (Cost $103)			112

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	319	374

Pylon Ltd.
4.833% due 12/18/2008	EUR	700	891
7.233% due 12/18/2008		1,200	1,523

Total Foreign Currency-Denominated Issues (Cost $2,609)			2,788

SHORT-TERM INSTRUMENTS 18.5%

COMMERCIAL PAPER 6.7%
Cox Communications, Inc.
5.449% due 01/16/2007		$900	900

Skandinaviska Enskilda Banken AB
5.360% due 10/27/2006		28,200	28,095

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Stadshypoket Delaware, Inc.
5.300% due 11/16/2006	$6,200	$6,159

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	93,000	93,000

UBS Finance Delaware LLC
5.340% due 10/02/2006	87,000	87,000

Viacom, Inc.
5.594% due 05/29/2007	6,700	6,700

		221,854

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,644	6,644

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,779. Repurchase proceeds are $6,647.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 7.6%
2.931% due 10/12/2006 - 12/07/2006 (b)	EUR	202,320	$255,474

GERMANY TREASURY BILLS 1.5%
2.947% due 10/18/2006 - 01/17/2007 (b)		39,150	49,339

NETHERLANDS TREASURY BILLS 1.8%
2.945% due 10/31/2006		46,400	58,698

U.S. TREASURY BILLS 0.7%
4.797% due 11/30/2006 - 12/14/2006 (b)(d)(e)(g)		$24,530	24,302

Total Short-Term Instruments (Cost $616,253)			616,311

VALUE (000S)
PURCHASED OPTIONS (i) 0.0%
(Cost $653)	$999

Total Investments (f) 134.7% (Cost $4,459,999)	$4,491,000

Written Options (j) (0.1%) (Premiums $2,234)	(3,222)

Other Assets and Liabilities (Net) (34.6%)	(1,153,846)

Net Assets 100.0%	$3,333,932

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	Securities with an aggregate market value of $20,515 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $32,359 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $2,551 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	151	$67
90-Day Eurodollar December Futures	Long	12/2008	81	38
90-Day Eurodollar June Futures	Long	06/2007	73	(7)
90-Day Eurodollar June Futures	Long	06/2009	81	40
90-Day Eurodollar March Futures	Long	03/2008	152	80
90-Day Eurodollar March Futures	Long	03/2009	81	37
90-Day Eurodollar September Futures	Long	09/2007	151	33
90-Day Eurodollar September Futures	Long	09/2008	81	38
U.S. Treasury 5-Year Note December Futures	Long	12/2006	407	280
U.S. Treasury 10-Year Note December Futures	Short	12/2006	359	(274)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	138	17

				$349

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	$600	$43
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	4
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,900	117
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	21
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	3,000	100

						$308

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	September 30, 2006	65

Schedule of Investments  Real Return Asset Fund (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	3,700	$39
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		10,700	(4)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	32
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		3,400	12
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		7,500	370
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	0
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.028%	10/15/2011		7,600	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	53
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		32,400	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		8,100	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		8,100	4
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	59,900	318
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		4,800	125
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	53,000	(24)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$7,800	(231)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		5,500	(240)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		5,900	(343)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		2,300	22
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		9,500	(196)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		15,700	(466)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,800	45
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		11,200	(331)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		15,200	(451)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		300	(9)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		5,200	(309)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		2,100	34
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		1,500	14
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		150,000	501

							$(1,035)

(i)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$125,000	$550	$1,000
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	28,000	103	224

							$653	$1,224

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	03/20/2007	$65,100	$0	$(202)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	8,700	0	(23)

					$0	$(225)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$112.000	11/21/2006	569	$354	$711
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	298	120	228
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	569	123	9
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	298	125	19

				$722	$967

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$61,000	$317	$1,028
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	30,000	340	9
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	31,000	204	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	54,000	549	999
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	12,000	102	217

							$1,512	$2,255

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(k)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	2.000%	01/15/2014	$24,237	$23,752	$23,891
U.S. Treasury Notes	4.250%	11/15/2013	7,000	6,798	6,966
U.S. Treasury Notes	4.750%	05/15/2014	800	801	822

				$31,351	$31,679

(3) Market value includes $241 of interest payable on short sales.

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	365	10/2006	$2	$0	$2
Sell	EUR	261,036	10/2006	984	0	984
Buy	GBP	328	10/2006	0	(6)	(6)
Sell		154	10/2006	3	0	3
Buy	JPY	12,815,409	11/2006	0	(3,441)	(3,441)
Sell		1,716,979	11/2006	126	0	126
Buy	PLN	165	11/2006	0	0	0
Buy	RUB	1,409	03/2007	0	0	0

				$1,115	$(3,447)	$(2,332)

See Accompanying Notes	Semiannual Report	September 30, 2006	67

Schedule of Investments RealEstateRealReturn Strategy Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 1.9%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	$1,300	$1,288
11.758% due 01/09/2009	700	664

Citigroup, Inc.
5.525% due 01/30/2009	500	500

Ford Motor Credit Co.
7.875% due 06/15/2010	400	390

General Electric Capital Corp.
5.430% due 12/12/2008	500	501

Rabobank Nederland
5.527% due 01/15/2009	400	400

Wachovia Bank N.A.
5.461% due 12/02/2010	800	801

		4,544

INDUSTRIALS 1.6%
Caesars Entertainment, Inc.
8.500% due 11/15/2006	100	100

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	102

CSC Holdings, Inc.
7.875% due 12/15/2007	200	204

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	3,200	3,208

El Paso Corp.
7.625% due 08/16/2007	100	102

Host Marriott LP
9.500% due 01/15/2007	100	101

		3,817

UTILITIES 0.1%
Embarq Corp.
7.082% due 06/01/2016	100	102

Total Corporate Bonds & Notes (Cost $8,494)		8,463

MUNICIPAL BONDS & NOTES 0.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	528
6.125% due 06/01/2032	400	424

Total Municipal Bonds & Notes (Cost $992)		1,157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
5.000% due 08/01/2035	$930	$894
5.500% due 03/01/2034 - 10/01/2036	16,583	16,350
5.632% due 09/01/2044 - 10/01/2044	351	353
6.000% due 10/01/2036	1,200	1,206

Total U.S. Government Agencies (Cost $18,838)		18,803

U.S. TREASURY OBLIGATIONS 112.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	5,370	5,090
1.625% due 01/15/2015	2,451	2,332
1.875% due 07/15/2013	28,190	27,469
1.875% due 07/15/2015	20,925	20,267
2.000% due 01/15/2014	26,862	26,357
2.000% due 07/15/2014	24,763	24,278
2.000% due 01/15/2026	23,582	22,624
2.375% due 04/15/2011	1,333	1,335
2.375% due 01/15/2025	23,103	23,482
2.500% due 07/15/2016	12,999	13,263
3.000% due 07/15/2012	21,653	22,473
3.375% due 01/15/2007	9,376	9,298
3.375% due 04/15/2032	917	1,139
3.625% due 01/15/2008	8,440	8,510
3.625% due 04/15/2028	23,528	29,165
3.875% due 04/15/2029	14,855	19,198
4.250% due 01/15/2010	5,080	5,375

U.S. Treasury Bonds
4.500% due 02/15/2036	1,800	1,725
6.625% due 02/15/2027	1,100	1,353

U.S. Treasury Notes
4.500% due 02/28/2011	100	100
4.500% due 11/15/2015	1,700	1,684
5.125% due 05/15/2016	600	623

Total U.S. Treasury Obligations (Cost $267,757)		267,140

MORTGAGE-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	87	86

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	666	666

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,443	1,424

Total Mortgage-Backed Securities (Cost $2,188)		2,176

ASSET-BACKED SECURITIES 0.3%
Lehman XS Trust
5.410% due 07/25/2046	$283	$281

Merrill Lynch Mortgage Investors, Inc.
5.410% due 01/25/2037	249	249

Residential Asset Securities Corp.
5.400% due 04/25/2036	75	75

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	92	92
5.400% due 03/25/2036	57	57

Total Asset-Backed Securities (Cost $756)		754

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	213	$250

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,817	2,488

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		535	698

Total Foreign Currency-Denominated Issues (Cost $3,565)			3,436

SHORT-TERM INSTRUMENTS 14.7%

COMMERCIAL PAPER 4.1%
Cox Communications, Inc.
5.619% due 01/16/2007		$800	800

Societe Generale N.A.
5.290% due 12/18/2006		6,100	6,029

UBS Finance Delaware LLC
5.280% due 11/16/2006		2,900	2,881

			9,710

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006		3,177	3,177

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $3,241. Repurchase proceeds are $3,178.)

NETHERLANDS TREASURY BILLS 8.6%
2.905% due 10/31/2006	EUR	16,210	20,507

U.S. TREASURY BILLS 0.6%
4.831% due 11/30/2006 - 12/14/2006 (a)(c)(d)		$1,485	1,470

Total Short-Term Instruments (Cost $34,901)			34,864

PURCHASED OPTIONS (f) (0.0%)
(Cost $15)			(3)

Total Investments 141.9% (Cost $337,506)			$336,790

Written Options (g) (0.0%) (Premiums $51)			(65)

Other Assets and Liabilities (Net) (41.9%)			(99,308)

Net Assets 100.0%			$237,417

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	Securities with an aggregate market value of $727 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	92	$21
90-Day Eurodollar June Futures	Long	06/2007	35	(3)
90-Day Eurodollar March Futures	Long	03/2008	50	27
90-Day Eurodollar September Futures	Long	09/2007	72	(2)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	348	239
U.S. Treasury 10-Year Note December Futures	Long	12/2006	452	464
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	37	(86)

				$660

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	$200	$4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	18
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	14
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	14
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	14

						$82

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	18,000	$(380)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	15
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	58
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		4,500	242
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	16
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		500	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	0
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	21
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	29
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	(16)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	51
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	24
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		300	1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	(9)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	42
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	110
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,200	(163)
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(50)
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	37
UBS AG	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,800	(17)

							$18

See Accompanying Notes	Semiannual Report	September 30, 2006	69

Schedule of Investments RealEstateRealReturn Strategy Fund (Cont.)	(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2007	17,666	$1,396
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2007	25,401	2,008

					$3,404

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	292	$5	$4
Put - CBOT U.S. Treasury 10-Year Note December Futures	101.000	11/21/2006	425	8	7
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	10	0	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	16	0	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	170	2	1

				$15	$12

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	03/07/2007	$4,400	$0	$(13)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/07/2007	600	0	(2)

					$0	$(15)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 112.000	11/21/2006	32	$20	$40
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	30	12	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	32	7	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	30	13	2

				$51	$65

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	4.250%	11/15/2013	$8,200	$7,963	$8,160

(3) Market value includes $136 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	583	10/2006	$0	$(3)	$(3)
Sell	EUR	15,391	10/2006	58	0	58
Buy	JPY	724,063	11/2006	0	(195)	(195)
Sell		116,325	11/2006	9	0	9
Buy	PLN	133	11/2006	0	0	0
Buy	RUB	1,128	03/2007	0	0	0

				$67	$(198)	$(131)

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 19.2%
American Express Credit Corp.
5.390% due 03/02/2009	$30	$30

American Honda Finance Corp.
5.450% due 03/09/2009	30	30

ANZ National International Ltd.
5.539% due 08/07/2009	20	20

Bank of America Corp.
5.400% due 06/19/2009	30	30

Bear Stearns Cos., Inc.
5.660% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	30	29

Caterpillar Financial Services Corp.
5.470% due 05/18/2009	20	20

CIT Group, Inc.
5.608% due 05/23/2008	30	30

Citigroup Global Markets Holdings, Inc.
5.609% due 08/03/2009	20	20

Citigroup, Inc.
5.530% due 06/09/2009	10	10

General Electric Capital Corp.
5.590% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.841% due 07/23/2009	30	31

International Lease Finance Corp.
5.620% due 05/24/2010	20	20

John Deere Capital Corp.
5.399% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.698% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.374% due 11/24/2008	10	10
5.598% due 04/03/2009	20	20

Merrill Lynch & Co., Inc.
5.440% due 06/16/2008	10	10
5.490% due 06/16/2008	20	20

Morgan Stanley
5.515% due 04/25/2008	30	30

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	20	20

SLM Corp.
5.695% due 07/25/2008	20	20

Wachovia Corp.
5.535% due 10/28/2008	30	30

Wells Fargo & Co.
5.430% due 03/10/2008	20	20

		560

INDUSTRIALS 5.1%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	20	20

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Diageo Capital PLC
5.546% due 11/10/2008	$20	$20

El Paso Corp.
6.950% due 12/15/2007	20	20

FedEx Corp.
5.579% due 08/08/2007	20	20

Safeway, Inc.
5.718% due 03/27/2009	30	30

Transocean, Inc.
5.591% due 09/05/2008	10	10

		150

UTILITIES 1.7%
AT&T, Inc.
5.612% due 11/14/2008	20	20

BellSouth Corp.
5.580% due 08/15/2008	20	20

Telecom Italia Capital S.A.
6.108% due 07/18/2011	10	10

		50

Total Corporate Bonds & Notes (Cost $759)		760

U.S. GOVERNMENT AGENCIES 50.7%
Fannie Mae
5.500% due 11/25/2035 - 10/01/2036	1,502	1,480

Total U.S. Government Agencies (Cost $1,475)		1,480

MORTGAGE-BACKED SECURITIES 3.5%
HSI Asset Securitization Corp. Trust
5.460% due 07/25/2035	36	36

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	30	30

Washington Mutual, Inc.
5.590% due 09/25/2046	10	10
5.667% due 10/25/2046	25	25

Total Mortgage-Backed Securities (Cost $101)		101

ASSET-BACKED SECURITIES 19.5%
ACE Securities Corp.
5.384% due 10/25/2036	28	28
5.390% due 05/25/2036	14	14
5.400% due 10/25/2036	20	20

Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	15	15

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	5	5

Bank One Issuance Trust
5.360% due 10/15/2009	25	25

Chase Credit Card Master Trust
5.370% due 09/15/2009	20	20
5.430% due 06/15/2009	20	20
5.430% due 10/15/2009	20	20

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	20	20
5.630% due 11/25/2034	11	11

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.380% due 01/25/2037	$19	$19
5.380% due 03/25/2047	20	20
5.409% due 07/25/2036	20	20
5.430% due 10/25/2036	10	10

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	10	10

First Franklin Mortgage Loan Asset-Backed Certificates
5.384% due 06/25/2036	27	28
5.420% due 01/25/2036	22	22
5.420% due 11/25/2036	18	18

Fremont Home Loan Trust
5.412% due 02/27/2037	25	25

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	20	20

GSAMP Trust
5.394% due 09/25/2036	25	25

Home Equity Asset Trust
5.450% due 01/25/2036	29	29

Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007	3	3

Park Place Securities, Inc.
5.642% due 10/25/2034	37	37

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	25	25

Residential Asset Securities Corp.
5.364% due 08/25/2036	19	19

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	20	20

SBI HELOC Trust
5.494% due 08/25/2036	20	20

Total Asset-Backed Securities (Cost $568)		568

SHORT-TERM INSTRUMENTS 54.9%

REPURCHASE AGREEMENTS 48.7%
Credit Suisse First Boston
5.050% due 10/02/2006	1,200	1,200
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $1,233. Repurchase proceeds are $1,201.)

State Street Bank and Trust Co.
4.900% due 10/02/2006	223	223
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $232. Repurchase proceeds are $223.)

		1,423

U.S. TREASURY BILLS 6.2%
4.808% due 12/14/2006 (b)(d)	182	180

Total Short-Term Instruments (Cost $1,603)		1,603

PURCHASED OPTIONS (f) 0.0%
(Cost $1)		0

Total Investments (c) 154.6% (Cost $4,507)		$4,512

Other Assets and Liabilities (Net) (54.6%)		(1,593)

Net Assets 100.0%		$2,919

See Accompanying Notes	Semiannual Report	September 30, 2006	71

Schedule of Investments Small Cap StocksPLUS® TR Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $133 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $180 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	7	$6
90-Day Eurodollar June Futures	Long	06/2007	9	4
90-Day Eurodollar March Futures	Long	03/2007	1	0
90-Day Eurodollar March Futures	Long	03/2008	1	1
90-Day Eurodollar September Futures	Long	09/2007	2	1
Russell 2000 Index December Futures	Long	12/2006	8	17
U.S. Treasury 10-Year Note December Futures	Long	12/2006	3	3

				$32

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	$10	$0

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$103.000	11/21/2006	3	$0	$0
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	19	0	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	1	0	0
Put - CME E-mini Russell 2000 Index December Futures	460.000	12/15/2006	20	1	0

				$1	$0

Options on Securities	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 12/01/2036	$88.250	12/05/2006	$1,000,000	$0	$0
Put - OTC Fannie Mae 5.500% due 12/01/2036	90.000	12/05/2006	500,000	0	0

				$0	$0

(g)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	11	10/2006	$0	$0	$0
Buy	EUR	15	10/2006	0	0	0
Buy	GBP	4	10/2006	0	0	0
Buy	JPY	9,873	11/2006	0	(3)	(3)
Buy	KRW	3,907	05/2007	0	0	0
Buy	RUB	80	03/2007	0	0	0
Buy	SGD	2	11/2006	0	0	0
Buy	TWD	34	02/2007	0	0	0

				$0	$(3)	$(3)

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 4.1%
American General Finance Corp.
5.429% due 03/23/2007	$300	$300

American International Group, Inc.
5.050% due 10/01/2015	100	98

Bank of America N.A.
5.485% due 07/25/2008	900	901

BNP Paribas
5.186% due 06/29/2049	1,200	1,138

Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009	600	601

Citigroup, Inc.
5.525% due 01/30/2009	1,200	1,201
6.125% due 08/25/2036	1,200	1,238

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	800	801
5.479% due 06/23/2009	1,000	1,001

HBOS PLC
5.920% due 09/29/2049	100	97

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	101

Merrill Lynch & Co., Inc.
5.489% due 08/22/2008	400	401

Petroleum Export Ltd.
5.265% due 06/15/2011	93	92

Resona Bank Ltd.
5.850% due 09/29/2049	200	196

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,072

USB Capital IX
6.189% due 04/15/2049	100	101

Wachovia Corp.
5.535% due 10/28/2008	1,100	1,102

		10,537

INDUSTRIALS 0.6%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	800	802

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	196
7.375% due 12/15/2014	10	11

Transocean, Inc.
5.591% due 09/05/2008	500	500

		1,611

UTILITIES 1.1%
AT&T, Inc.
4.214% due 06/05/2007	700	696

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	646

Qwest Corp.
7.625% due 06/15/2015	600	626

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	290

Telefonica Emisones SAU
5.690% due 06/19/2009	700	701

		2,959

Total Corporate Bonds & Notes (Cost $15,135)		15,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 1.4%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	$15	$15

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,000	3,158

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	408

Total Municipal Bonds & Notes (Cost $3,187)		3,581

U.S. GOVERNMENT AGENCIES 42.7%
Fannie Mae
4.678% due 05/25/2035	100	99
5.000% due 11/01/2017 - 10/01/2036	20,515	20,136
5.208% due 05/01/2036	18	18
5.450% due 03/25/2034	410	411
5.500% due 05/01/2032 - 10/01/2036	86,349	85,252
5.680% due 03/25/2044	1,138	1,139
5.730% due 11/25/2032	100	100
5.984% due 09/01/2034	94	94
6.000% due 10/01/2036	1,000	1,005
6.104% due 12/01/2036	82	82
7.000% due 09/01/2013	18	19
8.000% due 12/01/2030	3	3

Freddie Mac
4.500% due 10/01/2007	49	48
5.500% due 08/15/2030	20	20
5.632% due 02/25/2045	131	130
5.700% due 02/15/2031	3	3
6.102% due 02/01/2024	21	21
8.000% due 01/01/2017	47	49

Government National Mortgage Association
5.375% due 03/20/2027	5	5
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,253	1,217
5.520% due 06/01/2024	1,415	1,436

Total U.S. Government Agencies (Cost $113,128)		111,289

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	2,871	2,754
2.375% due 01/15/2025	1,187	1,207

Total U.S. Treasury Obligations (Cost $3,969)		3,961

MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	413	401

Banc of America Funding Corp.
4.114% due 05/25/2035	571	557

Banc of America Mortgage Securities
6.500% due 10/25/2031	212	216
6.500% due 09/25/2033	60	61

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	61	61
4.650% due 01/25/2034	198	198
5.060% due 04/25/2033	8	8
5.329% due 02/25/2033	1	1

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	1,424	1,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$184	$181

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	176	175

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	176	175
5.600% due 05/25/2034	239	239

CS First Boston Mortgage Securities Corp.
5.702% due 05/25/2032	3	3
5.751% due 10/25/2032	1,306	1,302

GSR Mortgage Loan Trust
3.402% due 06/25/2034	1,270	1,269
6.000% due 03/25/2032	1	1

Impac CMB Trust
5.730% due 07/25/2033	106	106
5.830% due 04/25/2034	157	157

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	154	154

MASTR Asset Securitization Trust
5.500% due 09/25/2033	41	41

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	21	21

MLCC Mortgage Investors, Inc.
6.635% due 01/25/2029	222	225

Morgan Stanley Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
5.730% due 02/25/2019	26	26
5.730% due 02/25/2034	132	133

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	685	653

Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	2	2

Washington Mutual, Inc.
5.427% due 02/27/2034	81	83
5.620% due 10/25/2045	221	223
5.963% due 08/25/2042	151	151

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	750	743

Total Mortgage-Backed Securities (Cost $9,078)		8,995

ASSET-BACKED SECURITIES 0.6%
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	18	18

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	640	641

Countrywide Asset-Backed Certificates
5.810% due 12/25/2031	158	158

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	23	23

GSAMP Trust
5.520% due 10/25/2033	30	30

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	187	187

Residential Asset Mortgage Products, Inc.
5.580% due 02/25/2034	96	96

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034	249	249

Total Asset-Backed Securities (Cost $1,401)		1,402

See Accompanying Notes	Semiannual Report	September 30, 2006	73

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		$100	$97

Total Sovereign Issues (Cost $99)			97

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	255

Total Foreign Currency-Denominated Issues (Cost $250)			255

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.749% due 12/31/2049		90	946

Total Preferred Stocks (Cost $948)			946

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 45.1%

COMMERCIAL PAPER 26.2%
Bank of America Corp.
5.260% due 12/18/2006		$1,600	1,581
5.370% due 11/01/2006		4,100	4,082
5.385% due 10/10/2006		900	899

Barclays U.S. Funding Corp.
5.265% due 12/07/2006		5,000	4,950
5.275% due 11/21/2006		1,100	1,092

Cox Communications, Inc.
5.449% due 01/16/2007		400	400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.270% due 11/10/2006	$6,500	$6,463

DnB NORBank ASA
5.275% due 11/13/2006	3,900	3,876

General Electric Capital Corp.
5.270% due 11/14/2006	3,100	3,080
5.370% due 10/10/2006	3,900	3,895

HBOS Treasury Services PLC
5.365% due 11/01/2006	1,400	1,394
5.370% due 10/25/2006	5,700	5,680

Rabobank USA Financial Corp.
5.360% due 10/02/2006	800	800

Societe Generale N.A.
5.245% due 01/08/2007	2,900	2,857
5.266% due 12/21/2006	3,500	3,458
5.375% due 10/11/2006	1,000	999

Spintab AB
5.270% due 11/20/2006	6,700	6,652

Swedbank
5.360% due 11/01/2006	500	498

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	7,100	7,100

UBS Finance Delaware LLC
5.280% due 11/16/2006	4,000	3,974
5.340% due 10/02/2006	600	600
5.370% due 10/10/2006	3,200	3,196

Viacom, Inc.
5.594% due 05/29/2007	400	400
5.600% due 03/22/2007	250	250

		68,176

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.7%
Lehman Brothers, Inc.
5.050% due 10/02/2006		$11,000	$11,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $11,219. Repurchase proceeds are $11,005.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		3,788	3,788
(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $3,864. Repurchase proceeds are $3,790.)

			14,788

BELGIUM TREASURY BILLS 0.5%
2.757% due 10/12/2006	EUR	1,090	1,381

FRANCE TREASURY BILLS 6.4%
2.781% due 10/12/2006 - 11/23/2006 (a)		13,200	16,715

NETHERLANDS TREASURY BILLS 0.1%
2.905% due 10/31/2006		200	253

U.S. TREASURY BILLS 6.2%
4.798% due 11/30/2006 - 12/14/2006 (a)(c)(d)		$16,490	16,309

Total Short-Term Instruments (Cost $117,556)			117,622

PURCHASED OPTIONS (f) 0.3%
(Cost $654)			874

Total Investments 101.4% (Cost $265,405)			$264,129

Written Options (g) (0.6%) (Premiums $942)			(1,512)

Other Assets and Liabilities (Net) (0.8%)			(2,035)

Net Assets 100.0%			$260,582

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(d)	Securities with an aggregate market value of $16,062 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	719	$(469)
90-Day Eurodollar December Futures	Long	12/2007	133	111
90-Day Eurodollar June Futures	Long	06/2007	308	(113)
90-Day Eurodollar June Futures	Long	06/2008	5	5
90-Day Eurodollar March Futures	Long	03/2007	455	(405)
90-Day Eurodollar March Futures	Long	03/2008	24	24
90-Day Eurodollar September Futures	Long	09/2007	155	15
Euro-Bobl 5-Year Note Futures	Long	12/2006	12	2
Euro-Bund 10-Year Note Futures	Long	12/2006	5	4
S&P 500 Emini Index December Futures	Long	12/2006	483	743
S&P 500 Index December Futures	Long	12/2006	664	5,299
U.S. Treasury 5-Year Note December Futures	Long	12/2006	15	10
U.S. Treasury 10-Year Note December Futures	Long	12/2006	316	65
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	74	135
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	21	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	9	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	10	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	16	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4	1

				$5,429

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	20,000	$0
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006		$900	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%		06/20/2007		500	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016		1,500	(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006		800	10
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		2,400	6
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007		500	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		500	(5)

								$21

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	$10
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	63
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,000	(116)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(114)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		200	0
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$400	24
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		400	11
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	1

							$(121)

See Accompanying Notes	Semiannual Report	September 30, 2006	75

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	117	$1	$1
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,561	15	10
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	102	1	1
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	98	1	0
Put - CME S&P 500 Index December Futures	700.000	12/14/2006	592	10	0

				$28	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	2,000	$9	$13
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	34	40
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		5,000	28	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		4,000	19	27
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,000	5	6
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		700	4	4
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$9,000	14	14
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		3,600	18	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		7,000	39	5
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		7,000	28	25
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		6,000	11	9
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,000	20	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		5,000	23	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		13,000	57	90
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		12,000	53	96
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		11,000	53	129
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		30,000	158	251
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		5,800	15	27
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007		2,000	7	16

								$626	$862

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 111.000	11/21/2006	73	$52	$138
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	32	12	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	36	12	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	26	16	22
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	196	150	287
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	8	4	2
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	10	9	11

				$255	$461

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$20
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	41	60
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		2,000	26	50
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		2,000	23	40
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	300	5	6
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		5,400	26	71
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		200	4	4
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$4,000	15	27
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		3,000	39	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	29	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		2,600	12	18
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	22	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		5,700	59	97
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		5,000	51	93
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		5,000	55	136
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		14,000	169	279
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		2,500	15	30
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	18

								$687	$1,051

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	93	01/2007	$0	$0	$0
Buy	CAD	896	10/2006	0	(5)	(5)
Buy	CLP	64,260	11/2006	2	0	2
Buy	CNY	1,888	03/2007	0	(1)	(1)
Sell	EUR	13,874	10/2006	52	0	52
Buy	GBP	176	10/2006	0	(4)	(4)
Buy	INR	2,915	03/2007	0	0	0
Buy	JPY	755,283	11/2006	0	(203)	(203)
Sell	KRW	10,850	12/2006	0	0	0
Buy		149,274	02/2007	3	0	3
Buy		322,648	05/2007	0	(2)	(2)
Sell	MXN	70	12/2006	0	0	0
Buy		1,125	01/2007	0	0	0
Buy	PLN	344	11/2006	0	(1)	(1)
Buy	RUB	9,685	03/2007	0	0	0
Buy	SGD	128	11/2006	0	0	0
Buy		172	03/2007	0	0	0
Buy	TWD	2,752	02/2007	0	(2)	(2)
Buy	ZAR	39	10/2006	0	(1)	(1)
Sell		39	10/2006	0	0	0
Buy		39	12/2006	0	0	0

				$57	$(219)	$(162)

See Accompanying Notes	Semiannual Report	September 30, 2006	77

Schedule of Investments StocksPLUS® TR Short Strategy Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 18.4%
American Express Centurion Bank
5.390% due 04/17/2009	$1,200	$1,201

American Honda Finance Corp.
5.450% due 03/09/2009	500	501

ANZ National International Ltd.
5.539% due 08/07/2009	1,100	1,100

Bank of America Corp.
5.400% due 06/19/2009	1,700	1,702

Bear Stearns Cos., Inc.
5.457% due 03/30/2009	400	401
5.489% due 08/21/2009	200	200
5.635% due 04/29/2008	900	903

BNP Paribas
5.186% due 06/29/2049	200	190

CIT Group Holdings, Inc.
5.635% due 01/30/2009	1,100	1,103

CIT Group, Inc.
5.540% due 12/19/2008	100	100
5.608% due 05/23/2008	100	100
5.758% due 11/03/2010	300	301

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	297
5.408% due 12/26/2008	600	601
5.525% due 01/30/2009	800	801
6.125% due 08/25/2036	100	103

Ford Motor Credit Co.
5.590% due 03/13/2007	200	199

General Electric Capital Corp.
5.570% due 01/20/2010	500	501

General Motors Acceptance Corp.
6.407% due 01/16/2007	100	100

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	200	200
5.536% due 11/10/2008	300	301
5.585% due 07/29/2008	400	401
5.605% due 10/05/2007	700	701
5.841% due 07/23/2009	20	20

HBOS Treasury Services PLC
5.547% due 07/17/2009	600	601

HSBC Bank USA N.A.
5.530% due 06/10/2009	300	301

HSBC Finance Corp.
5.520% due 09/15/2008	1,000	1,003

HSBC Holdings PLC
6.500% due 05/02/2036	300	320

International Lease Finance Corp.
5.620% due 05/24/2010	1,500	1,504

JPMorgan Chase & Co.
5.698% due 10/02/2009	500	502

Lehman Brothers Holdings, Inc.
5.598% due 04/03/2009	300	300
5.599% due 12/23/2010	200	201
5.601% due 10/22/2008	500	501
5.696% due 11/10/2009	200	201
5.718% due 07/18/2011	300	301

MBNA Corp.
5.910% due 05/05/2008	1,100	1,108

Merrill Lynch & Co., Inc.
5.490% due 06/16/2008	1,600	1,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.550% due 02/09/2009	$900	$902
5.565% due 11/09/2007	600	601
5.751% due 01/22/2009	100	100

National Australia Bank Ltd.
5.430% due 09/11/2009	400	400

Pricoa Global Funding I
5.565% due 01/25/2008	600	601

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	200	200

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	200	200
5.580% due 10/21/2008	600	600

SLM Corp.
5.695% due 07/25/2008	1,300	1,305

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	97

Textron Financial Corp.
5.836% due 10/06/2006	800	800

Unicredito Italiano NY
5.398% due 12/03/2007	1,400	1,401

Wachovia Bank N.A.
5.429% due 03/23/2009	800	800

Wachovia Corp.
5.535% due 10/28/2008	600	601

Wells Fargo & Co.
5.430% due 03/10/2008	800	801
5.449% due 03/23/2010	800	801

		30,708

INDUSTRIALS 3.5%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	500	501

Comcast Corp.
5.800% due 07/14/2009	400	401

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,015

DaimlerChrysler N.A. Holding Corp.
5.740% due 11/17/2006	200	200
5.820% due 03/13/2009	300	300
5.918% due 08/03/2009	300	300

Diageo Capital PLC
5.546% due 11/10/2008	600	601

Oracle Corp.
5.730% due 01/13/2009	200	200

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	98

Safeway, Inc.
5.718% due 03/27/2009	1,300	1,303

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	500	500

Transocean, Inc.
5.591% due 09/05/2008	300	300

Viacom, Inc.
5.750% due 04/30/2011	50	50

Williams Cos., Inc.
6.375% due 10/01/2010	100	100

		5,869

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.3%
AT&T, Inc.
5.495% due 05/15/2008	$200	$200
5.612% due 11/14/2008	1,300	1,304

BellSouth Corp.
5.530% due 11/15/2007	500	501
5.580% due 08/15/2008	400	400

Embarq Corp.
7.995% due 06/01/2036	900	956

Florida Power Corp.
5.802% due 11/14/2008	700	702

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	102

Qwest Corp.
7.625% due 06/15/2015	100	104

Southern California Edison Co.
5.566% due 02/02/2009	200	200

Telefonica Emisones SAU
5.690% due 06/19/2009	1,000	1,001

		5,470

Total Corporate Bonds & Notes (Cost $41,906)		42,047

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	100	100

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	26

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2043	35	38
6.375% due 06/01/2032	125	137

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	200	210

Total Municipal Bonds & Notes (Cost $485)		511

U.S. GOVERNMENT AGENCIES 27.7%
Fannie Mae
4.340% due 03/01/2035	62	62
4.413% due 10/01/2034	51	50
4.468% due 09/01/2035	340	334
4.487% due 07/01/2035	295	292
4.617% due 09/01/2035	338	334
4.682% due 12/01/2033	156	155
4.713% due 12/01/2033	131	130
4.836% due 06/01/2035	338	335
5.000% due 10/01/2035 - 10/01/2036	9,409	9,045
5.011% due 06/01/2035	326	324
5.500% due 04/01/2034 - 10/01/2036	33,171	32,691
5.680% due 09/25/2042	279	281
6.000% due 10/01/2036	1,000	1,005
6.411% due 11/01/2035	75	77

Freddie Mac
4.714% due 06/01/2035	591	579
4.915% due 11/01/2034	236	232
5.000% due 12/15/2020 - 01/15/2024	406	405
5.500% due 08/15/2030	1	1
5.730% due 06/15/2018	37	37

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.520% due 06/01/2024	$22	$22

Total U.S. Government Agencies (Cost $46,177)		46,391

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	1,743	1,672
2.375% due 01/15/2025	108	110

Total U.S. Treasury Obligations (Cost $1,760)		1,782

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	59	57

Banc of America Funding Corp.
4.114% due 05/25/2035	81	80

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	2	2
4.750% due 10/25/2035	242	238

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	16	16

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	92	91
4.900% due 12/25/2035	174	173

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	704	695
5.610% due 02/25/2037	932	933

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	88	87
5.570% due 04/25/2035	276	277

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	91	91

GSR Mortgage Loan Trust
4.540% due 09/25/2035	255	251

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	117	117

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	172	172

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	398	398

Mellon Residential Funding Corp.
5.570% due 06/15/2030	10	10
5.770% due 12/15/2030	740	743

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	246	245
5.354% due 08/25/2034	334	334
6.064% due 01/25/2035	286	288

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	92	93

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	1,300	1,301

Washington Mutual, Inc.
5.520% due 04/25/2045	555	556
5.667% due 10/25/2046	900	903

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	375	372

Total Mortgage-Backed Securities (Cost $8,524)		8,523

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 8.1%
ACE Securities Corp.
5.384% due 10/25/2036	$500	$500
5.440% due 10/25/2035	175	175

Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	403	403

Argent Securities, Inc.
5.378% due 09/25/2036	193	193
5.410% due 01/25/2036	782	782
5.450% due 10/25/2035	26	26
5.470% due 02/25/2036	132	132

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	43	43
5.605% due 09/25/2034	367	367

Carrington Mortgage Loan Trust
5.395% due 02/25/2036	296	297

Chase Credit Card Master Trust
5.430% due 06/15/2009	1,300	1,301

Citigroup Mortgage Loan Trust, Inc.
5.630% due 11/25/2034	422	423

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047	500	500
5.810% due 12/25/2031	2	2

FBR Securitization Trust
5.450% due 11/25/2035	667	667

First Franklin Mortgage Loan Asset-Backed Certificates
5.440% due 03/25/2025	2	2

GSR Mortgage Loan Trust
5.430% due 11/25/2030	111	112

Home Equity Asset Trust
5.440% due 02/25/2036	428	429

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	188	189

Long Beach Mortgage Loan Trust
5.410% due 02/25/2036	181	181
5.420% due 01/25/2036	184	184
5.530% due 11/25/2034	70	70
5.610% due 10/25/2034	140	140

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	642	642

Park Place Securities, Inc.
5.642% due 10/25/2034	1,690	1,702

Quest Trust
5.410% due 12/25/2035	21	21

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	31	31

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	500	500
5.440% due 05/25/2025	36	36

SACO I, Inc.
5.440% due 11/25/2020	25	25

SLM Student Loan Trust
5.370% due 04/25/2012	1,100	1,100
5.485% due 01/25/2016	500	500
5.485% due 01/25/2018	224	224
5.495% due 01/26/2015	152	152
5.505% due 07/25/2013	4	4

Soundview Home Equity Loan Trust
5.390% due 06/25/2036	607	607
5.440% due 05/25/2035	14	14

Structured Asset Securities Corp.
5.460% due 12/25/2035	263	263

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.450% due 12/25/2035		$594	$594

Total Asset-Backed Securities (Cost $13,517)			13,533

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
7.875% due 03/07/2015		400	439

Russia Government International Bond
8.250% due 03/31/2010		18	19

Total Sovereign Issues (Cost $424)			458

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	382

Total Foreign Currency-Denominated Issues (Cost $374)			382

		SHARES
PREFERRED STOCKS 0.0%
DG Funding Trust
7.749% due 12/31/2049		3	32

Total Preferred Stocks (Cost $32)			32

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 49.4%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
4.485% due 01/29/2007		$400	400

COMMERCIAL PAPER 30.5%
Bank of Ireland
5.260% due 12/05/2006		4,600	4,555

Barclays U.S. Funding Corp.
5.265% due 12/07/2006		1,400	1,386
5.275% due 11/21/2006		1,900	1,886
5.300% due 11/15/2006		1,400	1,391

Dexia Delaware LLC
5.265% due 11/21/2006		2,100	2,084
5.370% due 10/10/2006		2,900	2,896

DnB NORBank ASA
5.255% due 12/07/2006		3,900	3,861

General Electric Capital Corp.
5.270% due 11/14/2006		3,700	3,677
5.370% due 10/10/2006		1,000	999

HBOS Treasury Services PLC
5.260% due 12/08/2006		3,600	3,563
5.380% due 10/12/2006		900	899

Rabobank USA Financial Corp.
5.360% due 10/02/2006		2,200	2,200

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006		4,600	4,553

Societe Generale N.A.
5.245% due 01/08/2007		1,800	1,774
5.290% due 12/18/2006		2,000	1,977
5.375% due 10/11/2006		1,300	1,298

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		4,500	4,500

See Accompanying Notes	Semiannual Report	September 30, 2006	79

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.260% due 12/01/2006	$900	$892
5.280% due 11/16/2006	1,500	1,490
5.370% due 10/10/2006	2,700	2,697

Viacom, Inc.
5.600% due 03/22/2007	250	250

Westpac Capital Corp.
5.265% due 11/21/2006	2,200	2,184

		51,012

REPURCHASE AGREEMENTS 8.3%
Lehman Brothers, Inc.
5.050% due 10/02/2006	8,000	8,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $8,175. Repurchase proceeds are $8,003.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 10/02/2006		$5,851	$5,851

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.760% due 12/28/2006 valued at $5,971. Repurchase proceeds are $5,853.)

			13,851

BELGIUM TREASURY BILLS 1.1%
2.757% due 10/12/2006	EUR	1,490	1,888

FRANCE TREASURY BILLS 1.7%
2.860% due 10/12/2006 - 12/21/2006 (a)		2,230	2,817

GERMANY TREASURY BILLS 0.1%
3.090% due 01/17/2007		100	126

NETHERLANDS TREASURY BILLS 0.6%
2.946% due 10/31/2006 (a)		800	1,012

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN TREASURY BILLS 0.6%
2.890% due 12/22/2006	EUR	800	$1,007

U.S. TREASURY BILLS 6.2%
4.817% due 11/30/2006 - 12/14/2006 (a)(d)		$10,540	10,425

Total Short-Term Instruments (Cost $82,514)			82,538

PURCHASED OPTIONS (f) 0.2%
(Cost $238)			338

Total Investments (c) 117.6% (Cost $195,951)			$196,535

Written Options (g) (0.3%) (Premiums $307)			(518)

Other Assets and Liabilities (Net) (17.3%)			(28,856)

Net Assets 100.0%			$167,161

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $2,993 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $10,425 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	344	$82
90-Day Eurodollar December Futures	Long	12/2007	287	217
90-Day Eurodollar June Futures	Long	06/2007	570	249
90-Day Eurodollar June Futures	Long	06/2008	4	4
90-Day Eurodollar March Futures	Long	03/2007	144	(89)
90-Day Eurodollar March Futures	Long	03/2008	32	35
90-Day Eurodollar September Futures	Long	09/2007	478	365
Euro-Bobl 5-Year Note Futures	Long	12/2006	6	1
Euro-Bund 10-Year Note Futures	Long	12/2006	4	3
S&P 500 Emini Index December Futures	Long	12/2006	45	18
S&P 500 Index December Futures	Short	12/2006	510	(4,284)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	34	22
U.S. Treasury 10-Year Note December Futures	Long	12/2006	133	135
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	97	197
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	14	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	7	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	12	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	1

				$(3,036)

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	13,000	$0
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011		$500	(2)
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.495%	08/20/2011		500	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		200	0
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016		500	(3)

							$(6)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	$2
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	11
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$100	3

							$16

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$97.250	12/18/2006	14	$0	$0
Put - CME 90-Day Eurodollar December Futures	91.750	12/18/2006	24	0	0
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	74	1	0
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	46	1	0
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	83	1	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,251	12	8
Put - CME 90-Day Eurodollar June Futures	91.750	06/18/2007	10	0	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	129	1	1
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	250	2	2
Call - CME S&P 500 Index December Futures	1,600.000	12/14/2006	360	10	0

				$28	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	3,000	$17	$26
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	700	3	4
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		400	2	2
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$3,600	5	6
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		3,000	17	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		5,000	20	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		2,000	9	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		2,300	8	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		9,100	40	63
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		9,000	40	72
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		8,000	38	94
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		4,200	11	20

								$210	$326

See Accompanying Notes	Semiannual Report	September 30, 2006	81

Schedule of Investments StocksPLUS® TR Short Strategy Fund (Cont.)	(Unaudited) September 30, 2006

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$110.000	11/21/2006	4	$9	$11
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	46	27	87
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	22	8	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	24	8	0
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10	7	8
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	50	39	73
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	1
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3	3	4

				$103	$184

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007	EUR	1,000	$13	$25
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	200	3	4
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		400	2	5
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,700	6	12
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,000	13	2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	20	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,000	8	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		4,000	41	68
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		4,000	41	74
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,000	33	82
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		1,800	11	22

								$204	$334

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	463	10/2006	$0	$(2)	$(2)
Buy	CNY	1,014	03/2007	0	(1)	(1)
Sell	EUR	5,068	10/2006	17	0	17
Sell	GBP	29	10/2006	1	0	1
Buy	JPY	508,692	11/2006	0	(137)	(137)
Buy	KRW	224,526	05/2007	0	(1)	(1)
Buy	RUB	4,471	03/2007	0	0	0
Buy	SGD	81	11/2006	0	0	0
Buy	TWD	1,605	02/2007	0	(1)	(1)

				$18	$(142)	$(124)

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$2,040	$2,054
7.390% due 12/20/2012	8,381	8,407
7.485% due 12/20/2012	524	525

Shackleton Re Ltd.
12.968% due 08/01/2008	5,000	4,987
13.468% due 08/01/2008	3,000	3,004
13.489% due 02/07/2008	5,500	5,540

Total Bank Loan Obligations (Cost $24,395)		24,517

CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 1.5%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	29,300	29,039
11.758% due 01/09/2009	18,000	17,085

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,915

Citigroup, Inc.
5.525% due 01/30/2009	11,200	11,211

Export-Import Bank of Korea
5.590% due 10/04/2011 (b)	15,200	15,180

Ford Motor Credit Co.
5.700% due 01/15/2010	800	740
6.194% due 09/28/2007	1,200	1,189
6.340% due 03/21/2007	11,100	11,074
7.875% due 06/15/2010	5,400	5,263

General Electric Capital Corp.
5.430% due 12/12/2008	10,200	10,214

Kamp Re 2005 Ltd.
5.430% due 12/14/2007 (a)	5,000	3

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	240	218

Rabobank Nederland
5.527% due 01/15/2009	9,200	9,206

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Vita Capital Ltd.
6.830% due 01/01/2007	6,200	6,221
6.908% due 01/01/2010	5,500	5,366

Wachovia Bank N.A.
5.461% due 12/02/2010	27,200	27,237

		173,259

INDUSTRIALS 0.7%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,060

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,300	3,309
8.875% due 09/15/2008	9,800	10,290

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,421
7.875% due 12/15/2007	7,600	7,733

EchoStar DBS Corp.
5.750% due 10/01/2008	2,800	2,782

El Paso Corp.
6.950% due 12/15/2007	1,000	1,015
7.625% due 08/16/2007	1,700	1,730
7.625% due 09/01/2008	1,300	1,337

HCA, Inc.
7.250% due 05/20/2008	3,200	3,240

Host Marriott LP
9.250% due 10/01/2007	1,300	1,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.500% due 01/15/2007	$5,820	$5,900

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,172

Mirage Resorts, Inc.
7.250% due 10/15/2006	1,000	1,000

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	271
8.625% due 02/01/2022	200	241
9.250% due 03/30/2018	8,300	10,263

Reynolds American, Inc.
6.500% due 06/01/2007	9,100	9,170

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,928

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,500	3,539

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,000

		89,748

UTILITIES 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	103

Embarq Corp.
7.082% due 06/01/2016	4,200	4,292

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	2,000	2,011

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,509

		7,915

Total Corporate Bonds & Notes (Cost $276,370)		270,922

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,297

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,375	1,389

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	2,000	2,106

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,720

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,204

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	445	477

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	2,300	2,578

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	1,270	1,359

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,272

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,075

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	$3,205	$3,524

Total Municipal Bonds & Notes (Cost $15,739)		18,001

COMMODITY INDEX-LINKED NOTES 29.5%
ABN AMRO Bank NV
5.300% due 05/14/2007	102,500	90,350

AIG
0.000% due 12/20/2006	150,000	133,176
4.850% due 02/28/2007	103,000	95,270

Bank of America N.A.
5.217% due 10/22/2007	222,000	232,525

Barclays Bank PLC
4.794% due 03/22/2007	20,000	17,111
5.234% due 05/04/2007	100,000	92,114
5.380% due 05/07/2007	150,000	136,686

Bear Stearns
0.000% due 10/12/2007	182,000	176,180

Calyon
0.000% due 07/16/2007	117,000	93,300

Commonwealth Bank of Australia
0.000% due 06/21/2007	184,000	163,383

Credit Suisse First Boston
0.000% due 11/20/2006	196,000	172,615
4.676% due 05/07/2007	50,000	47,832

Eksportfinans A/S
0.000% due 05/18/2007	221,500	183,938

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	38,965

IXIS Financial Products, Inc.
5.110% due 04/30/2007	100,000	99,553
5.257% due 04/09/2007	98,000	89,096

JPMorgan Chase Bank
4.120% due 02/12/2007	100,000	83,901
4.679% due 04/30/2007	124,000	109,656

LBBW
0.000% due 10/25/2007	222,000	224,553

Lehman Brothers Treasury Co. BV
0.000% due 05/08/2007	100,000	94,369

Merrill Lynch Mortgage Investors, Inc.
4.738% due 03/19/2007	98,000	91,159

Morgan Stanley
4.729% due 04/30/2007	98,000	90,569
4.729% due 05/01/2007	100,000	88,473
5.290% due 10/22/2007	124,000	125,493

Rabobank Nederland
0.000% due 07/21/2007	231,000	208,315

Svensk ExportKredit AB
0.000% due 03/30/2007	125,000	126,398
0.000% due 04/18/2007	98,000	89,832

TD NY LLC
5.190% due 06/22/2007	232,000	183,674

UBS AG
5.390% due 02/20/2007	97,000	79,958

Total Commodity Index-Linked Notes (Cost $3,785,000)		3,458,444

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
4.672% due 05/01/2035	1,585	1,566
4.681% due 04/01/2035	739	733

See Accompanying Notes	Semiannual Report	September 30, 2006	83

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 07/01/2035 -10/01/2036	$30,874	$29,695
5.460% due 03/25/2036	5,501	5,502
5.500% due 01/01/2034 - 10/01/2036	504,487	497,103
5.632% due 09/01/2044 - 10/01/2044	9,052	9,109
5.950% due 02/25/2044	15,318	15,259
6.000% due 10/01/2036	139,100	139,752

Total U.S. Government Agencies (Cost $695,711)		698,719

U.S. TREASURY OBLIGATIONS 112.5%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,319,900	1,251,173
1.625% due 01/15/2015	233,678	222,341
1.875% due 07/15/2013	511,674	498,583
1.875% due 07/15/2015	896,731	868,568
2.000% due 01/15/2014	635,530	623,590
2.000% due 07/15/2014	771,125	756,004
2.000% due 01/15/2016	366,767	358,458
2.000% due 01/15/2026	470,207	451,105
2.375% due 04/15/2011	315,757	316,189
2.375% due 01/15/2025	1,315,297	1,336,877
2.500% due 07/15/2016	301,879	308,012
3.000% due 07/15/2012	1,092,726	1,134,088
3.375% due 01/15/2007	652,490	647,036
3.375% due 01/15/2012	5,444	5,732
3.375% due 04/15/2032	56,292	69,914
3.500% due 01/15/2011	468,073	490,416
3.625% due 01/15/2008	868,475	875,701
3.625% due 04/15/2028	806,286	999,449
3.875% due 01/15/2009	328,179	337,704
3.875% due 04/15/2029	596,751	771,254
4.250% due 01/15/2010	420,680	445,066

U.S. Treasury Bonds
4.500% due 02/15/2036	25,600	24,538
6.250% due 08/15/2023	3,000	3,484
8.875% due 08/15/2017	20,000	27,027

U.S. Treasury Notes
3.875% due 09/15/2010	29,640	28,891
4.500% due 02/28/2011	45,400	45,244
4.500% due 11/15/2015	1,500	1,486
4.875% due 04/30/2011	230,200	232,835
4.875% due 08/15/2016	50,000	50,961
5.125% due 05/15/2016	28,900	29,988

Total U.S. Treasury Obligations (Cost $13,282,290)		13,211,714

MORTGAGE-BACKED SECURITIES 1.7%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,875	2,850

Countrywide Alternative Loan Trust
5.410% due 09/20/2046	13,444	13,431

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	8,955	8,947

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.430% due 10/25/2036	17,100	17,098

GSR Mortgage Loan Trust
4.540% due 09/25/2035	26,652	26,299

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	5,039	5,053

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	11,374	11,376

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	27,524	27,497

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	$56,800	$56,845

Washington Mutual, Inc.
5.777% due 07/25/2046	24,149	24,149

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	10,600	10,436

Total Mortgage-Backed Securities (Cost $204,143)		203,981

ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp.
5.374% due 07/25/2036	8,854	8,860

Argent Securities, Inc.
5.376% due 10/25/2036	14,300	14,318

Asset-Backed Funding Certificates
5.680% due 06/25/2034	22,413	22,448

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 01/25/2036	3,054	3,058

Capital One Auto Finance Trust
5.117% due 05/15/2007	5,570	5,574

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	27,600	27,630

Citigroup Mortgage Loan Trust, Inc.
5.630% due 11/25/2034	3,255	3,262

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	22,535	22,549
5.380% due 01/25/2037	15,161	15,171
5.390% due 09/25/2046	8,705	8,705
5.416% due 07/25/2036	10,200	10,208
5.430% due 10/25/2036	15,351	15,344

First NLC Trust
5.450% due 02/25/2036	7,492	7,497

GSR Mortgage Loan Trust
5.430% due 11/25/2030	1,115	1,116

Indymac Residential Asset-Backed Trust
5.380% due 11/25/2036	6,300	6,299

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	3,439	3,441
5.380% due 08/25/2036	15,078	15,086

Lehman XS Trust
5.410% due 07/25/2046	14,274	14,126

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	2,489	2,491

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	11,239	11,245
5.390% due 04/25/2037	1,479	1,480
5.394% due 07/25/2037	8,600	8,604
5.410% due 01/25/2037	6,031	6,035

Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007	293	293

Residential Asset Securities Corp.
5.400% due 04/25/2036	2,110	2,111
5.420% due 01/25/2036	2,913	2,916

SLM Student Loan Trust
5.370% due 04/25/2012	5,700	5,700
5.505% due 07/25/2013	15	15
5.575% due 10/25/2013	4,455	4,462

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	14,300	14,298
5.400% due 02/25/2036	1,932	1,933
5.400% due 03/25/2036	964	965
5.430% due 12/25/2035	2,752	2,754

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
WFS Financial Owner Trust
3.590% due 10/19/2009		$6,167	$6,111

Total Asset-Backed Securities (Cost $276,114)			276,105

SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
5.625% due 01/15/2017		300	297

Russia Government International Bond
10.000% due 06/26/2007		4,000	4,138

Total Sovereign Issues (Cost $4,445)			4,435

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,508	25,202

France Government Bond
3.000% due 07/25/2012 (d)	EUR	11,009	15,079
3.150% due 07/25/2032 (d)		1,079	1,788

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		4,281	5,587

Pylon Ltd.
4.833% due 12/18/2008		2,600	3,308
7.233% due 12/18/2008		4,300	5,457

Sweden Government Bond
3.500% due 12/01/2015	SEK	12,000	2,100

Total Foreign Currency-Denominated Issues (Cost $51,824)			58,521

SHORT-TERM INSTRUMENTS 14.5%

COMMERCIAL PAPER 2.3%
Abbey National N.A. LLC
5.240% due 10/26/2006		9,900	9,865
5.260% due 10/05/2006		1,100	1,099

Bank of America Corp.
5.260% due 12/14/2006		1,800	1,780
5.260% due 12/18/2006		2,800	2,767

Barclays U.S. Funding Corp.
5.230% due 12/27/2006		1,000	987
5.235% due 12/22/2006		10,000	9,878

BNP Paribas Finance
5.240% due 01/19/2007		7,300	7,182
5.245% due 10/27/2006		3,600	3,587

CBA (de) Finance
5.240% due 10/30/2006		100	100
5.245% due 10/25/2006		9,800	9,767

Cox Communications, Inc.
5.619% due 01/16/2007		12,300	12,300

Danske Corp.
5.255% due 01/18/2007		1,900	1,869

Dexia Delaware LLC
5.250% due 12/20/2006		7,300	7,213

Fortis Funding LLC
5.240% due 10/25/2006		9,800	9,767

General Electric Capital Corp.
5.250% due 01/16/2007		1,800	1,772

HBOS Treasury Services PLC
5.230% due 12/27/2006		3,900	3,850
5.255% due 12/21/2006		7,000	6,916

Lloyds TSB Bank PLC
5.245% due 10/27/2006		9,400	9,366
5.250% due 10/26/2006		1,400	1,395

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank USA Financial Corp.
5.270% due 10/02/2006	$10,100	$10,100
5.360% due 10/02/2006	1,100	1,100

Sanofi Aventis
5.250% due 11/08/2006	7,000	6,962
5.250% due 11/15/2006	4,000	3,974

Svenska Handelsbanken, Inc.
5.240% due 11/27/2006	9,800	9,720

Time Warner, Inc.
5.390% due 01/25/2007	7,200	7,077

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	81,900	81,900

UBS Finance Delaware LLC
5.205% due 01/26/2007	9,900	9,730
5.340% due 10/02/2006	1,400	1,400

Viacom, Inc.
5.594% due 05/29/2007	19,800	19,800
5.600% due 03/22/2007	19,700	19,207

		272,430

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.9%
Credit Suisse First Boston
5.050% due 10/02/2006		$92,900	$92,900
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $95,415. Repurchase proceeds are $92,939.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		15,807	15,807

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $14,990 and Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,139. Repurchase proceeds are $15,813.)

			108,707

FRANCE TREASURY BILLS 6.2%
2.865% due 10/12/2006 - 12/07/2006 (c)	EUR	571,820	$723,455

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY TREASURY BILLS 3.3%
2.863% due 10/18/2006 - 01/17/2007 (c)	EUR	307,400	$388,067

NETHERLANDS TREASURY BILLS 1.1%
2.950% due 10/31/2006 (c)		105,440	133,387

U.S. TREASURY BILLS 0.7%
4.783% due 11/30/2006 - 12/14/2006 (c)(e)(f)(h)		$79,805	78,973

Total Short-Term Instruments (Cost $1,701,765)			1,705,019

PURCHASED OPTIONS (j) 0.0%
(Cost $3,022)			$4,405

Total Investments (g) 169.8% (Cost $20,320,818)			$19,934,783

Written Options (k) (0.1%) (Premiums $7,418)			(10,956)

Other Assets and Liabilities (Net) (69.7%)			(8,183,723)

Net Assets 100.0%			$11,740,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $22,993 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	Securities with an aggregate market value of $22,694 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $3,594,503 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $23,644 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	276	$(376)
90-Day Eurodollar December Futures	Long	12/2007	2,729	1,155
90-Day Eurodollar December Futures	Long	12/2008	622	288
90-Day Eurodollar June Futures	Long	06/2007	1,122	(246)
90-Day Eurodollar June Futures	Long	06/2009	622	311
90-Day Eurodollar March Futures	Long	03/2008	877	553
90-Day Eurodollar March Futures	Long	03/2009	622	288
90-Day Eurodollar September Futures	Long	09/2007	629	238
90-Day Eurodollar September Futures	Long	09/2008	622	288
Euro-Bund 10-Year Note Futures	Short	12/2006	785	(629)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,740	5,412
U.S. Treasury 10-Year Note December Futures	Long	12/2006	5,708	5,299
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	1,600	(585)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	514

				$12,510

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2007	$3,000	$36
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	3,500	176
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	3,000	64
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,000	72
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%	)	06/20/2007	99,000	(8)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		06/20/2011	2,200	157
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	22
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	1,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	2,600	51
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	6,200	28

See Accompanying Notes	Semiannual Report	September 30, 2006	85

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	$10,400	$62
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	9
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	21
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	121
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	24
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	19
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	30
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	12
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	7
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	147
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	4,600	320
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	1,000	70

						$1,716

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	$(685)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	67
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	38
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(13)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	283
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	360
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	73
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	54
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		70,600	3,201
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.028%	10/15/2011		25,900	0
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		35,000	1,509
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	202
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	12
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	33
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	1,027
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(836)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	766
UBS AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	43
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	(119)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$314,200	(9,321)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		51,200	479
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(3,163)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(4,459)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		136,150	1,274
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		74,100	(1,525)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		306,000	(9,078)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,800	(142)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		113,100	(1,810)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		155,700	(4,619)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		78,700	(4,673)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2008		170,000	1,591
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		95,900	(2,846)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		68,600	(4,073)
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		154,400	1,445
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	2,647

							$(32,258)

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	465,584	$1,669
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	650,185	2,331
Goldman Sachs & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	339,966	1,219
JPMorgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	168,104	64
Lehman Brothers, Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	630,841	2,262
Morgan Stanley	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	877,787	3,153

					$10,698

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	8,738	$165	$136
Put - CBOT U.S. Treasury 10-Year Note December Futures	101.000	11/21/2006	8,110	153	127
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	3,500	66	55
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	2,676	26	17
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	3,614	34	22
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	3,055	29	19

				$473	$376

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$499,000	$2,196	$3,993
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	96,000	353	768

							$2,549	$4,761

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	03/20/2007	$88,700	$0	$(275)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/20/2007	122,700	0	(380)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	28,200	0	(77)

					$0	$(732)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 112.000	11/21/2006	1,707	$1,062	$2,134
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	517	209	396
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	1,707	367	26
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	517	217	32

				$1,855	$2,588

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$213,000	$1,108	$3,591
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	107,000	1,214	32
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	106,000	697	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	215,000	2,187	3,978
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	42,000	357	759

							$5,563	$8,368

See Accompanying Notes	Semiannual Report	September 30, 2006	87

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)	(Unaudited) September 30, 2006

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.000%	11/15/2007	$1,000	$982	$994
U.S. Treasury Notes	3.375%	02/15/2008	75,000	73,585	73,994
U.S. Treasury Notes	4.750%	05/15/2014	110,200	110,349	113,274
U.S. Treasury Notes	4.875%	08/15/2016	41,500	41,780	42,655

				$226,696	$230,917

(3) Market value includes $2,862 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	19,936	10/2006	$104	$0	$104
Buy	CNY	341,558	09/2007	147	0	147
Sell	EUR	876,888	10/2006	7,529	0	7,529
Sell	GBP	6,474	10/2006	138	0	138
Buy	JPY	41,919,012	11/2006	0	(10,522)	(10,522)
Sell		5,574,373	11/2006	410	0	410
Buy	PLN	2,748	11/2006	0	(6)	(6)
Buy	RUB	23,123	03/2007	0	(1)	(1)
Sell	SEK	15,677	12/2006	23	0	23

				$8,351	$(10,529)	$(2,178)

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 14 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollars may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/

asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund are declared on each day the Trust is open for business and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

Semiannual Report	September 30, 2006	89

Notes to Financial Statements  (Cont.)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Real Return Asset Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund except Real Return Asset Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk

90	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2006

of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchase a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain.

Semiannual Report	September 30, 2006	91

Notes to Financial Statements  (Cont.)

Were the U.S. Internal Revenue Service (the “IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

(r) Commodity Index-Linked Notes  The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The CRRS Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the CRRS Fund records a realized gain or loss. At September 30, 2006, the value of these securities comprised 29.5% of the CRRS Fund’s net assets and resulted in unrealized depreciation of $326,556.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Fund in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to

92	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2006

receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2006, net assets of the CRRS Fund were approximately $11.7 billion, of which approximately $375 million, or roughly 3%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

(c) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days or 60 days (depending on the Fund), after their acquisition (by purchase or exchange).

(d) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.20	% (1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.25	% (2)	0.05%	NA	0.40%	0.40%	NA
European StocksPLUS® TR Strategy Fund	0.55%		0.30%	NA	NA	NA	NA
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.55%		0.30%	NA	NA	NA	NA
Fundamental IndexPLUSTM Fund	0.45	% (3)	0.25%	0.25%	NA	NA	NA
Fundamental IndexPLUSTM TR Fund	0.54	% (3)	0.25%	0.25%	0.40%	0.40%	NA
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.55%		0.30%	NA	0.45%	0.45%	NA
Japanese StocksPLUS® TR Strategy Fund	0.55%		0.30%	NA	NA	NA	NA
Real Return Asset Fund	0.35%		0.25%	NA	NA	NA	NA
RealEstateRealReturn Strategy Fund	0.49%		0.25%	NA	0.45%	0.45%	NA
Small Cap StocksPLUS® TR Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
StocksPLUS® Total Return Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
StocksPLUS® TR Short Strategy Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	NA

(1)PIMCO has contractually agreed to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.64% of the total assets invested in Underlying Funds.

(2)PIMCO has contractually agreed to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the assets invested in Underlying Funds. PIMCO may recoup these waivers in a future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund and 0.25% for the All Asset All Authority Fund based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Semiannual Report	September 30, 2006	93

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $3,109,722 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, Japanese StocksPLUS® TR Strategy and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
European StocksPLUS® TR Strategy Fund	0.85%	—	—	—	—	—
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.85%	—	—	—	—	—
Fundamental IndexPLUSTM Fund	0.65%	0.90%	—	—	—	—
Fundamental IndexPLUSTM TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
Japanese StocksPLUS® TR Strategy Fund	0.85%	—	—	—	—	—
StocksPLUS® TR Short Strategy Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006	09/30/2006
All Asset All Authority Fund	$55	$0	$0	$0
European StocksPLUS® TR Strategy Fund	10	0	0	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	9	0	0	0
Fundamental IndexPLUSTM Fund	NA	NA	24	0
Fundamental IndexPLUSTM TR Fund	NA	NA	25	0
Japanese StocksPLUS® TR Strategy Fund	9	0	0	0
StocksPLUS® TR Short Strategy Fund	NA	NA	25	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

94	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2006

5.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
CommodityRealReturn Strategy Fund®	$0	$16,038

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2006 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$43,808	$852	$0	$2,797	$45,167	$852	$0
Developing Local Markets Fund	867,245	866,035	132,364	15,863	1,599,597	23,032	2,333
Diversified Income Fund	0	47,929	0	647	48,576	1,219	0
Emerging Markets Bond Fund	1,078,320	54,581	501,569	51,926	628,623	21,655	(8,199)
Floating Income Fund	661,737	1,026,022	63,023	18,505	1,631,389	30,545	88
Foreign Bond Fund (Unhedged)	262,654	1,095	232,531	723	37,582	1,095	(10,499)
Fundamental IndexPLUSTM Fund	46,954	45,128	49,268	2,909	42,926	669	(1,271)
Fundamental IndexPLUSTM TR Fund	398,940	25,451	171,414	13,799	255,421	6,808	(5,274)
GNMA Fund	100,589	1,929	19,130	122	84,180	1,929	(217)
High Yield Fund	732,740	17,645	317,767	8,242	426,235	17,645	(3,804)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	523,531	207,612	329,371	25,945	400,207	14,566	(2,596)
Long-Term U.S. Government Fund	1,069,512	29,517	795,423	(6,193)	306,089	18,255	(53,395)
Low Duration Fund	170,073	55,867	127,068	198	98,753	2,433	(1,782)
Real Return Fund	1,510,616	631,947	449,412	(20,580)	1,719,060	52,708	(14,240)
Real Return Asset Fund	1,893,771	1,536,580	607,558	16,621	2,903,905	86,249	(18,021)
RealEstateRealReturn Strategy Fund	268,280	4,153	192,879	4,969	69,746	4,153	(8,525)
Short-Term Fund	10,608	93	10,508	0	169	93	(24)
StocksPLUS® Fund	7,495	143	0	904	7,780	143	0
StocksPLUS® Total Return Fund	52,774	766	0	6,822	55,285	766	0
Total Return Fund	902,239	13,574	441,408	(5,194)	476,656	13,573	(16,283)
Total Return Mortgage Fund	281,012	4,373	131,193	(1,429)	155,392	4,373	(3,902)
CommodityRealReturn Strategy Fund®	449,421	687,787	140,672	(21,028)	985,463	4,554	(5,814)
Totals	$11,332,319	$5,259,079	$4,712,558	$116,568	$11,978,201	$307,315	$(151,425)

Semiannual Report	September 30, 2006	95

Notes to Financial Statements  (Cont.)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$453	$9	$0	$42	$467	$9	$0
Developing Local Markets Fund	81,498	108,558	32,563	668	157,292	1,868	789
Diversified Income Fund	0	5,142	0	59	5,201	129	0
Emerging Markets Bond Fund	61,748	7,901	31,128	2,030	38,394	1,288	(874)
European StocksPLUS® TR Strategy Fund	0	20,087	16,000	198	4,296	145	11
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	25,736	9,110	21,000	613	13,994	238	(360)
Floating Income Fund	34,360	117,942	10,786	915	141,954	2,090	(34)
Foreign Bond Fund (Unhedged)	9,564	17	9,719	0	0	18	(351)
Fundamental IndexPLUSTM TR Fund	47,595	5,290	36,959	800	15,438	441	(1,277)
Global Bond Fund (Unhedged)	223	4	0	(5)	232	4	0
GNMA Fund	303	2	300	0	0	2	(5)
High Yield Fund	24,056	1,206	11,271	234	13,774	597	(102)
Japanese StocksPLUS® TR Strategy Fund	48,930	25,870	55,246	989	16,186	749	(2,788)
Long-Term U.S. Government Fund	70,131	6,613	69,249	370	7,095	1,004	(4,681)
Low Duration Fund	1	0	0	0	1	0	0
Real Return Fund	117,506	33,744	52,358	(924)	100,542	3,629	(1,560)
Real Return Asset Fund	147,956	119,314	89,407	2,016	183,541	6,493	(2,801)
RealEstateRealReturn Strategy Fund	12,838	64	11,227	101	1,074	64	(584)
StocksPLUS® Total Return Fund	1	0	0	0	1	0	0
StocksPLUS® TR Short Strategy Fund	124,720	41,528	7,458	(4,015)	160,035	893	(373)
Total Return Fund	64,499	523	54,119	(136)	10,657	523	(1,655)
Total Return Mortgage Fund	516	6	347	0	175	6	(9)
CommodityRealReturn Strategy Fund®	19,860	69,486	6,051	(1,812)	82,105	325	(33)
Totals	$892,494	$572,416	$515,188	$2,143	$952,454	$20,515	$(16,687)

6. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

7. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

96	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2006

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$5,259,079	$4,712,558
All Asset All Authority Fund	0	0	572,416	515,188
European StocksPLUS® TR Strategy Fund	74,335	73,435	5,243	2,150
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	92,956	99,242	3,687	531
Fundamental IndexPLUSTM Fund	11,952	9,735	56,776	3,530
Fundamental IndexPLUSTM TR Fund	978,702	1,046,000	191,026	141,537
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,355,274	2,334,488	96,485	15,694
Japanese StocksPLUS® TR Strategy Fund	211,517	238,934	10,224	6,150
Real Return Asset Fund	9,960,530	8,745,734	110,139	24,209
RealEstateRealReturn Strategy Fund	1,157,564	1,418,742	5,303	8,331
Small Cap StocksPLUS® TR Fund	10,243	8,756	1,509	41
StocksPLUS® Total Return Fund	108,446	130,390	18,236	20,173
StocksPLUS® TR Short Strategy Fund	196,711	203,618	48,383	8,265
CommodityRealReturn Strategy Fund®	60,894,449	61,087,249	5,502,920	1,676,859

8. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	European StocksPLUS® TR Strategy Fund		Far East (ex-Japan) StocksPLUS® TR Strategy Fund		Fundamental IndexPLUSTM Fund
	Notional Amount in $	Premium	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Premium
Balance at 03/31/2006	$200	$2	$1,700	$11	194	$6,900	GBP300	$202
Sales	0	0	0	0	39	13,000	200	227
Closing Buys	0	0	0	0	(112)	(3,000)	(100)	(100)
Expirations	0	0	(1,300)	(8)	(61)	(1,400)	0	(112)
Exercised	0	0	0	0	(24)	0	0	(20)
Balance at 09/30/2006	$200	$2	$400	$3	36	$15,500	GBP400	$197

	Fundamental IndexPLUSTM TR Fund					International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	791	$53,400	GBP5,600	EUR0	$970	$60,000	GBP0	EUR0	$419
Sales	904	63,500	700	11,000	1,015	107,500	6,400	35,000	1,838
Closing Buys	(1,084)	(29,500)	0	0	(594)	(8,800)	0	0	(51)
Expirations	(148)	(5,200)	(500)	0	(76)	(36,100)	0	0	(217)
Exercised	0	0	0	0	0	0	0	0	0
Balance at 09/30/2006	463	$82,200	GBP5,800	EUR 11,000	$1,315	$122,600	GBP6,400	EUR35,000	$1,989

	Japanese StocksPLUS® TR Strategy Fund		Real Return Asset Fund			RealEstateRealReturn Strategy Fund
	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	$2,800	$16	266	$0	$193	100	$0	$66
Sales	3,300	39	8,548	242,800	3,498	876	33,700	250
Closing Buys	(2,000)	(11)	(22)	0	(21)	0	0	0
Expirations	(600)	(3)	(5,853)	(54,800)	(1,210)	(678)	(33,700)	(207)
Exercised	0	0	(1,205)	0	(226)	(174)	0	(58)
Balance at 09/30/2006	$3,500	$41	1,734	$188,000	$2,234	124	$0	$51

Semiannual Report	September 30, 2006	97

Notes to Financial Statements  (Cont.)

	StocksPLUS® Total Return Fund					StocksPLUS® TR Short Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	454	$41,800	GBP5,700	EUR0	$673	150	$10,700	GBP500	EUR0	$173
Sales	486	43,800	500	8,000	668	333	15,500	300	1,000	255
Closing Buys	(48)	(15,200)	0	0	(154)	(6)	(4,000)	(100)	0	(37)
Expirations	(453)	(14,900)	(300)	0	(200)	(302)	(2,700)	0	0	(75)
Exercised	(58)	0	0	0	(45)	(12)	0	0	0	(9)
Balance at 09/30/2006	381	$55,500	GBP5,900	EUR 8,000	$942	163	$19,500	GBP700	EUR1,000	$307

	CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	2,085	$0	$1,431
Sales	29,608	1,035,700	12,342
Closing Buys	(10)	0	(5)
Expirations	(27,235)	(352,700)	(6,350)
Exercised	0	0	0
Balance at 09/30/2006	4,448	$683,000	$7,418

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $225 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2006 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2006, the AAAA Fund was paying interest at 5.80%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the fiscal year ended September 30, 2006 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 09/30/2006

$186,300	$207,650	$ 5,333	$60	$200,000

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CRRS Fund may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the CRRS Fund derives at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01, which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CRRS Fund invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the CRRS Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31, which extended the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. In addition to extending the effective date, Revenue Ruling 2006-31 also clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure could be considered qualifying income under the Code under certain circumstances. In addition, the IRS issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes was qualifying income. The CRRS Fund also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CRRS Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. The CRRS Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the CRRS Fund to gain exposure to commodity markets. The wholly owned Subsidiary is one such alternative structure currently employed by the CRRS Fund.

There are no taxes levied in the Cayman Islands on the Subsidiary at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation, which is not itself subject to U.S. income tax. However, the Subsidiary’s net income and gains, to the extent of its earnings and profits, will be included each year in the CRRS Fund’s investment company taxable income.

98	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2006

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
All Asset Fund	$170,993	$(54,425)	$116,568
All Asset All Authority Fund	9,036	(6,892)	2,144
European StocksPLUS® TR Strategy Fund	38	(20)	18
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	87	(53)	34
Fundamental IndexPLUSTM Fund	377	(101)	276
Fundamental IndexPLUSTM TR Fund	2,174	(741)	1,433
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,701	(1,217)	3,484
Japanese StocksPLUS® TR Strategy Fund	88	(201)	(113)
Real Return Asset Fund	44,927	(13,926)	31,001
RealEstateRealReturn Strategy Fund	1,744	(2,460)	(716)
Small Cap StocksPLUS® TR Fund	6	(1)	5
StocksPLUS® Total Return Fund	1,093	(2,369)	(1,276)
StocksPLUS® TR Short Strategy Fund	777	(193)	584
CommodityRealReturn Strategy Fund®	64,405	(450,440)	(386,035)

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				European StocksPLUS® TR Strategy Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	109,425	$1,378,531	307,715	$3,980,542	4,682	$49,545	27,747	$302,629	1,766	$19,945	228	$2,502
Administrative Class	6,668	84,241	3,584	46,333	0	0	0	0	0	0	0	0
Other Classes	32,873	411,290	199,267	2,565,728	12,480	131,763	36,731	400,262	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	13,356	166,555	27,236	349,881	456	4,768	1,293	14,028	18	203	63	685
Administrative Class	189	2,370	316	4,060	0	0	0	0	0	0	0	0
Other Classes	4,190	51,854	11,481	146,491	288	3,000	525	5,658	0	0	0	0
Cost of shares redeemed
Institutional Class	(60,229)	(759,051)	(39,445)	(509,572)	(9,389)	(99,271)	(8,896)	(96,564)	(1,837)	(20,798)	(67)	(666)
Administrative Class	(1,420)	(17,875)	(1,196)	(15,465)	0	0	0	0	0	0	0	0
Other Classes	(69,769)	(873,161)	(55,982)	(718,229)	(7,774)	(82,173)	(2,581)	(27,727)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	35,283	$444,754	452,976	$5,849,769	743	$7,632	54,819	$598,286	(53)	$(650)	224	$2,521

Semiannual Report	September 30, 2006	99

Notes to Financial Statements  (Cont.)

	Far East (ex-Japan) StocksPLUS® TR Strategy Fund				Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Period from 06/30/2005 to 03/31/2006		Six Months Ended 09/30/2006		Period from 06/30/2005 to 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	728	$8,872	2,253	$27,333	9,716	$100,205	7,219	$72,719	4,568	$47,073	45,696	$464,310
Administrative Class	0	0	0	0	0	0	1	10	0	0	1	10
Other Classes	0	0	0	0	0	0	0	0	3,596	37,702	3,587	36,269
Issued as reinvestment of distributions
Institutional Class	23	285	139	1,659	153	1,591	389	3,901	822	8,467	1,907	19,302
Administrative Class	0	0	0	0	0	0	0	1	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	74	754	57	584
Cost of shares redeemed
Institutional Class	(1,828)	(22,000)	(700)	(7,929)	(5,701)	(57,572)	(24)	(247)	(21,650)	(215,972)	(156)	(1,604)
Administrative Class	0	0	0	0		0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	(756)	(7,645)	(192)	(1,969)
Net increase (decrease) resulting from Fund share transactions	(1,077)	$(12,843)	1,692	$21,063	4,168	$44,224	7,585	$76,384	(13,346)	$(129,621)	50,900	$516,902

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				Japanese StocksPLUS® TR Strategy Fund				Real Return Asset Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	17,059	$207,572	33,610	$408,653	1,993	$25,128	3,311	$42,490	152,759	$1,685,125	156,116	$1,842,337
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	1,028	12,407	3,948	46,329	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1,324	15,456	2,469	29,314	68	790	424	5,276	8,835	98,490	6,811	80,599
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	72	832	275	3,217	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(27,994)	(342,144)	(10,981)	(114,775)	(4,512)	(55,256)	(608)	(6,781)	(64,422)	(732,068)	(19,777)	(242,916)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(1,534)	(17,986)	(731)	(8,618)	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(10,045)	$(123,863)	28,590	$364,120	(2,451)	$(29,338)	3,127	$40,985	97,172	$1,051,547	143,150	$1,680,020

	RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund		StocksPLUS® Total Return Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006(1)		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	469	$4,172	31,358	$307,183	300	$3,000	1,849	$21,366	6,546	$83,059
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	1,890	16,758	6,492	66,053	3	30	883	10,231	3,702	46,287
Issued as reinvestment of distributions
Institutional Class	997	8,704	14,804	128,303	0	0	192	2,224	1,715	20,718
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	480	4,136	2,132	18,220	0	0	66	758	857	10,244
Cost of shares redeemed
Institutional Class	(25,722)	(223,199)	(50,226)	(516,298)	0	0	(366)	(4,239)	(24,233)	(305,811)
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	(3,371)	(29,090)	(3,686)	(36,946)	0	0	(1,574)	(18,054)	(3,877)	(47,824)
Net increase (decrease) resulting from Fund share transactions	(25,257)	$(218,519)	874	$(33,485)	303	$3,030	1,050	$12,286	(15,290)	$(193,327)

(1) The Small Cap StockPLUS® TR Fund incepted on 03/31/2006.

100	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2006

	StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,621	$41,484	15,756	$147,081	128,050	$1,849,422	241,110	$3,778,034
Administrative Class	0	0	0	0	9,765	143,259	38,967	606,427
Other Classes	31	288	0	0	48,078	703,211	213,388	3,330,893
Issued as reinvestment of distributions
Institutional Class	102	931	143	1,310	2,825	39,325	45,051	688,156
Administrative Class	0	0	0	0	363	5,027	3,956	58,899
Other Classes	0	1	0	0	1,394	19,305	45,820	694,129
Cost of shares redeemed
Institutional Class	(841)	(7,771)	(1,610)	(15,017)	(79,409)	(1,156,662)	(101,618)	(1,589,699)
Administrative Class	0	0	0	0	(5,260)	(75,680)	(4,442)	(68,666)
Other Classes	0	0	0	0	(106,653)	(1,551,073)	(134,124)	(2,032,760)
Net increase (decrease) resulting from Fund share transactions	3,913	$34,933	14,289	$133,374	(847)	$(23,866)	348,108	$5,465,413

12.  SUBSEQUENT EVENT

The Joint Special Meeting of Shareholders of the Fundamental IndexPLUS™ Fund and the Fundamental IndexPLUS™ TR Fund (the “Special Meeting”) was held on September 28, 2006 and reconvened on October 10, 2006 pursuant to notice given to all shareholders of record at the close of business on August 23, 2006. At the Special Meeting, shareholders, voting separately by Fund, approved a new sub-advisory agreement between PIMCO and Research Affiliates, LLC.

With respect to the Fundamental IndexPLUS™ Fund, the number of shares voting for the proposal was 8,152,894.35, no shares voted against the proposal, the number of shares abstaining was 1,723.47 and there were no broker non-votes. With respect to the Fundamental IndexPLUS™ TR Fund, the number of shares voting for the proposal was 27,901,023.51, the number of shares voting against the proposal was 15,602.72, the number of shares abstaining was 36,886.78 and there were no broker non-votes.

13.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant.

The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

Semiannual Report	September 30, 2006	101

Notes to Financial Statements  (Cont.)

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

102	PIMCO Funds	Strategic Markets Funds

Approval of Renewal of the Investment Advisory Contract, Administration Agreement,

Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2007. The Board also considered and approved a new Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC on behalf of each of the PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund (the “Fundamental IndexPLUS™ Funds”) for an initial term through October 12, 2008, subject to approval by the shareholders of each of the Fundamental IndexPLUS™ Funds. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve the Sub-Advisory Agreement and approve renewal of the Agreements and Asset Allocation Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the renewal of the Agreements and Asset Allocation Agreement and the approval of the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, Asset Allocation Agreement and Sub-Advisory Agreement and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreement and the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and sub-advisory services expected to be provided by RALLC to the Fundamental IndexPLUS™ Funds. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

With respect to the Fundamental IndexPLUS™ Funds, the Board considered information about Enhanced RAFI™ 1000, the additional fundamental factors RALLC intends to employ in developing Enhanced RAFI™ 1000, the frequency that Enhanced RAFI™ 1000 may be revised, and the overall manner in which RALLC intends to provide subadvisory services to the Funds.

The Board considered that Enhanced RAFI™ 1000 is a unique and proprietary product of RALLC, and that the sub-advisory services based on Enhanced RAFI™ 1000 are only available from RALLC. The Board considered RALLC’s policies, procedures and systems to assure compliance with applicable laws and regulations. The Board also considered RALLC’s current service as sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the quality of those services, and RALLC’s experience working with PIMCO through a sub-advisory arrangement. The Board considered that the terms of the proposed Sub-Advisory Agreement are substantially identical to the existing sub-advisory agreement between PIMCO and RALLC for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the periods ended June 30, 2006 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the periods ended May 31, 2006 (the “Lipper Report”). The Board considered that the use of Enhanced RAFI™ 1000 and the services provided under the Sub-Advisory Agreement have the potential to improve performance of the Fundamental IndexPLUS™ Funds going forward. The Board considered RALLC’s belief that the additional fundamental factors and increased frequency in revising Enhanced RAFI™ 1000 may provide improved performance for the Fundamental IndexPLUS™ Funds. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2006	103

Approval of Renewal of the Investment Advisory Contract, Administration Agreement,

Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement  (Cont.)

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the All Asset, All Asset All Authority, European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Japanese StocksPLUS® TR Strategy and StocksPLUS® Total Return Funds.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

104	PIMCO Funds	Strategic Markets Funds

Approval of Renewal of the Investment Advisory Contract, Administration Agreement,

Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement  (Cont.)

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

With respect to the Sub-Advisory Agreement, the Board received information from PIMCO and Lipper about the current fees paid to PIMCO, and the total expenses of the Fundamental IndexPLUS™ Funds relative to the fees and expenses of comparable funds. However, such fee and expense information was not a material factor in determining to approve the Sub-Advisory Agreement. The Board noted that PIMCO will pay RALLC a fee under the Sub-Advisory Agreement, and that the Funds will not directly pay for RALLC’s services. The Board considered favorably the fact that the Funds and shareholders will receive increased and enhanced services from RALLC at no increase in cost to the Funds. Because the fee to be paid to RALLC under the Sub-Advisory Agreement is proposed to be paid by PIMCO, and not the Funds, and because any potential reduction in that fee would have no effect on the Funds, the Board concluded that factors such as RALLC’s costs in providing the proposed services, its potential level of profits or any potential economies of scale were not material to their approval of the Sub-Advisory Agreement.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreement and approval of the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees for several Funds. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreement and approval of the Sub-Advisory Agreement. The Board concluded that the Agreements and the Asset Allocation Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreement was in the best interests of the Funds and their shareholders. The Board also concluded that the Sub-Advisory Agreement was expected to be fair and reasonable to the Fundamental IndexPLUS™ Funds and their shareholders, and that the Fundamental IndexPLUS™ Funds’ shareholders were expected to receive reasonable value in return for the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval and determination to submit the Sub-Advisory Agreement to shareholders for approval was in the best interests of the Fundamental IndexPLUS™ Funds and their shareholders.

Semiannual Report	September 30, 2006	105

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26405-02

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

Real Return Strategy, Equity-Related
& Asset Allocation Funds

Share Classes	REAL RETURN STRATEGY	ASSET ALLOCATION
A B C	PIMCO CommodityRealReturn Strategy Fund® PIMCO RealEstateRealReturn Strategy Fund	PIMCO All Asset Fund PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
Total Return Fund

PIMCO Fundamental IndexPLUSTM
TR Fund

PIMCO Small Cap StocksPLUS®
TR Fund

PIMCO International StocksPLUS®
TR Strategy Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS® TR Short
Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		16
Financial Highlights		56
Statements of Assets and Liabilities		64
Consolidated Statement of Assets and Liabilities		66
Statements of Operations		67
Consolidated Statement of Operations		69
Statements of Changes in Net Assets		70
Consolidated Statements of Changes in Net Assets		73
Statement of Cash Flows		74
Notes to Financial Statements		75
Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement		89

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	17
All Asset All Authority Fund	7	18
Fundamental IndexPLUS™ TR Fund	8	19
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	9	24
RealEstateRealReturn Strategy Fund	10	29
Small Cap StocksPLUS® TR Fund	11	32
StocksPLUS® Fund	12	34
StocksPLUS® Total Return Fund	13	39
StocksPLUS® TR Short Strategy Fund	14	44
CommodityRealReturn Strategy Fund®	15	49

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	Stocks and Treasury Inflation-Protected Securities (“TIPS”) slightly outpaced the broad bond market during this time, with the S&P 500 Index and Lehman Brothers U.S. TIPS Index returning 4.14% and 4.07% respectively. Commodities, as measured by the Dow Jones AIG Commodity TR Index, returned -0.77% amid weakness in the latter half of the reporting period.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non- U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): StocksPLUS® (1/97), CommodityRealReturn Strategy® (11/02), All Asset (4/03), StocksPLUS® Total Return (7/03) , All Asset All Authority (7/05), Small Cap StocksPLUS® TR (7/06) and StocksPLUS TR Short Strategy (7/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year, or 18 months in the case of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and RealEstateRealReturn Strategy Funds. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for most funds is from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO All Asset Fund	Class A:	PASAX
	Class B:	PASBX
	Class C:	PASCX

Portfolio Insights

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	A significant allocation to Treasury Inflation-Protected Securities (“TIPS”) strategies added to performance as TIPS, particularly long-dated issues, gained as real interest rates declined.

•	Modest exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance overall as the Dow Jones-AIG Commodity Total Return Index lost -0.77% during the period. However, a reduction in exposure to commodities was positive to tactical allocation decisions.

•	Allocations to developing local markets strategies detracted from performance as emerging market currencies underperformed the benchmark over the period.

•	Modest exposure to U.S. equity strategies contributed to performance as the S&P 500 gained 4.14%. Reduced U.S. equity exposure detracted from tactical allocation decisions as equities continue to outperform the benchmark.

•	Exposure to Real Estate Investment Trust (“REIT”) strategies added to performance; the Dow Jones Wilshire REIT Index rallied 7.90% despite historically low REIT yields. However, near-zero holdings of REITs detracted from an allocation standpoint with REITs continuing to post strong returns.

•	Allocations to long-term U.S. government bonds through the PIMCO Long-Term U.S. Government Fund, detracted from performance as these bonds underperformed the benchmark on a duration-matched basis. A reduction in exposure to long-term U.S. government bonds was positive for allocation decisions.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class A	3.09%	3.06%	—	—	11.17%
PIMCO All Asset Fund Class A (adjusted)	-0.78%	-0.81%	—	—	10.16%
PIMCO All Asset Fund Class B	2.74%	2.26%	—	—	10.34%
PIMCO All Asset Fund Class B (adjusted)	-0.76%	-1.12%	—	—	10.25%
PIMCO All Asset Fund Class C (adjusted)	1.66%	1.30%	—	—	10.33%
Lehman Brothers U.S. TIPS: 1-10 Year Index	3.74%	2.25%	—	—	5.78%
Consumer Price Index + 500 Basis Points	4.11%	7.28%	—	—	8.15%
Lipper Flexible Portfolio Fund Average	1.42%	7.34%	—	—	11.38%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                                                         Lehman     Consumer
                                                        Brothers      Price
               PIMCO         PIMCO         PIMCO        U.S. TIPS:    Index +
          All Asset Fund  All Asset Fund All Asset Fund 1-10 Year   500 Basis
            Class A          Class B       Class C       Index        points
           -----------     -----------   -----------   ----------   ----------
07/31/2002    $ 9,625      $10,000       $10,000       $10,000      $10,000
08/31/2002     10,081       10,468        10,468        10,241       10,075
09/30/2002     10,152       10,535        10,535        10,493       10,134
10/31/2002     10,107       10,482        10,482        10,363       10,193
11/30/2002     10,381       10,760        10,760        10,268       10,235
12/31/2002     10,744       11,130        11,130        10,552       10,255
01/31/2003     10,817       11,198        11,198        10,638       10,343
02/28/2003     11,263       11,654        11,654        10,956       10,466
03/31/2003     11,025       11,401        11,401        10,896       10,573
04/30/2003     11,177       11,550        11,550        10,872       10,594
05/31/2003     11,795       12,179        12,179        11,193       10,621
06/30/2003     11,693       12,072        12,062        11,171       10,676
07/31/2003     11,160       11,510        11,511        10,817       10,732
08/31/2003     11,378       11,724        11,725        10,960       10,818
09/30/2003     11,743       12,098        12,089        11,254       10,898
10/31/2003     11,941       12,282        12,284        11,272       10,932
11/30/2003     12,040       12,384        12,386        11,238       10,948
12/31/2003     12,389       12,737        12,740        11,303       10,982
01/31/2004     12,564       12,906        12,898        11,411       11,081
02/29/2004     12,872       13,212        13,214        11,634       11,187
03/31/2004     13,104       13,436        13,439        11,790       11,306
04/30/2004     12,232       12,538        12,541        11,402       11,389
05/31/2004     12,520       12,834        12,826        11,543       11,503
06/30/2004     12,596       12,905        12,896        11,535       11,588
07/31/2004     12,616       12,915        12,907        11,678       11,618
08/31/2004     12,986       13,274        13,276        11,889       11,672
09/30/2004     13,182       13,474        13,476        11,901       11,745
10/31/2004     13,419       13,708        13,709        12,045       11,856
11/30/2004     13,575       13,856        13,857        12,003       11,912
12/31/2004     13,769       14,048        14,042        12,106       11,918
01/31/2005     13,682       13,948        13,953        12,075       11,992
02/28/2005     13,834       14,094        14,087        12,031       12,112
03/31/2005     13,715       13,960        13,966        12,009       12,257
04/30/2005     13,867       14,116        14,111        12,208       12,390
05/31/2005     14,052       14,294        14,289        12,261       12,429
06/30/2005     14,223       14,458        14,443        12,292       12,487
07/31/2005     14,267       14,491        14,488        12,112       12,597
08/31/2005     14,553       14,771        14,768        12,346       12,714
09/30/2005     14,519       14,733        14,721        12,358       12,922
10/31/2005     14,232       14,417        14,416        12,248       13,002
11/30/2005     14,331       14,518        14,517        12,260       12,952
12/31/2005     14,571       14,758        14,746        12,333       12,954
01/31/2006     14,709       14,887        14,875        12,342       13,106
02/28/2006     14,743       14,910        14,910        12,306       13,187
03/31/2006     14,515       14,663        14,664        12,181       13,315
04/30/2006     14,538       14,675        14,676        12,243       13,484
05/31/2006     14,412       14,546        14,547        12,283       13,607
06/30/2006     14,403       14,526        14,527        12,320       13,691
07/31/2006     14,695       14,822        14,812        12,468       13,789
08/31/2006     14,998       15,107        15,096        12,605       13,874
09/30/2006     14,964       15,017        15,055        12,635       13,864

PIMCO Funds Allocation*

Real Return Asset Fund	24.2%
Real Return Fund	14.4%
Floating Income Fund	13.6%
Developing Local Markets Fund	13.4%
CommodityRealReturn Strategy Fund®	8.2%
Emerging Markets Bond Fund	5.2%
Other	21.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,030.88	$1,027.40	$1,026.63	$1,020.81	$1,017.05	$1,017.05
Expenses Paid During Period†	$4.33	$8.13	$8.13	$4.31	$8.09	$8.09

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.60% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which are based upon the allocation of the Fund’s assets among the Underlying Funds and are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.64%. Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.025% to 0.175%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.23, $7.98 and $7.98 for Class A, B and C Shares, respectively, based upon the Fund’s actual performance, and $4.20, $7.94 and $7.94 for Class A, B and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund	Class A:	PAUAX
	Class C:	PAUCX

Portfolio Insights

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset Fund).

•	A significant allocation to Treasury Inflation-Protected Securities (“TIPS”) strategies added to performance as TIPS, particularly long-dated issues, gained as real interest rates declined.

•	Modest exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance overall as the Dow Jones-AIG Commodity Total Return Index lost -0.77% during the period. However, a reduction in exposure to commodities was positive to tactical allocation decisions.

•	Allocations to developing local markets strategies detracted from performance as emerging market currencies underperformed the benchmark over the period.

•	Modest exposure to U.S. equity strategies contributed to performance as the S&P 500 gained 4.14%. Reduced U.S. equity exposure detracted from tactical allocation decisions as equities continue to outperform the benchmark.

•	Exposure to Real Estate Investment Trust (“REIT”) strategies added to performance; the Dow Jones Wilshire REIT Index rallied 7.90% despite historically low REIT yields. However, near-zero holdings of REITs detracted from an allocation standpoint with REITs continuing to post strong returns.

•	Allocations to long-term U.S. government bonds through the PIMCO Long-Term U.S. Government Fund detracted from performance as these bonds underperformed the benchmark on a duration-matched basis. A reduction in exposure to long-term U.S. government bonds was positive for allocation decisions.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	1.87%	1.27%	—	—	7.71%
PIMCO All Asset All Authority Fund Class A (adjusted)	-1.95%	-2.53%	—	—	6.30%
PIMCO All Asset All Authority Fund Class C (adjusted)	0.53%	-0.35%	—	—	6.91%
S&P 500 Index	4.14%	10.79%	—	—	10.57%
Consumer Price Index + 650 Basis Points	4.89%	8.89%	—	—	10.11%
Lipper Flexible Portfolio Fund Average	1.42%	7.34%	—	—	10.06%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

           PIMCO All Asset  PIMCO All Asset
            All Authority    All Authority    S&P 500       Consumer Price
            Fund Class A      Fund Class C     Index    Index + 650 Basis points
           ---------------  ---------------   -------   ------------------------
10/31/2003     $ 9,625         $10,000        $10,000           $10,000
11/30/2003       9,716          10,088         10,088            10,027
12/31/2003      10,065          10,443         10,617            10,071
01/31/2004      10,178          10,554         10,812            10,174
02/29/2004      10,508          10,889         10,962            10,284
03/31/2004      10,683          11,065         10,797            10,406
04/30/2004       9,851          10,196         10,627            10,496
05/31/2004      10,042          10,388         10,773            10,614
06/30/2004      10,154          10,497         10,983            10,705
07/31/2004      10,109          10,443         10,619            10,747
08/31/2004      10,458          10,797         10,662            10,810
09/30/2004      10,639          10,978         10,778            10,892
10/31/2004      10,851          11,190         10,942            11,008
11/30/2004      10,995          11,331         11,385            11,074
12/31/2004      11,189          11,524         11,772            11,093
01/31/2005      11,088          11,414         11,485            11,176
02/28/2005      11,198          11,520         11,727            11,301
03/31/2005      11,038          11,347         11,519            11,451
04/30/2005      11,284          11,592         11,301            11,590
05/31/2005      11,425          11,729         11,661            11,641
06/30/2005      11,614          11,915         11,677            11,710
07/31/2005      11,555          11,847         12,111            11,828
08/31/2005      11,892          12,183         12,001            11,952
09/30/2005      11,805          12,080         12,098            12,163
10/31/2005      11,571          11,841         11,896            12,253
11/30/2005      11,625          11,884         12,346            12,221
12/31/2005      11,876          12,140         12,351            12,238
01/31/2006      11,964          12,220         12,678            12,397
02/28/2006      11,964          12,208         12,712            12,490
03/31/2006      11,736          11,971         12,870            12,626
04/30/2006      11,725          11,948         13,043            12,802
05/31/2006      11,603          11,812         12,668            12,935
06/30/2006      11,573          11,773         12,685            13,031
07/31/2006      11,829          12,034         12,763            13,140
08/31/2006      12,074          12,272         13,067            13,237
09/30/2006      11,954          12,152         13,404            13,244

PIMCO Funds Allocation*

Real Return Asset Fund	19.3%
StocksPLUS® TR Short Strategy Fund	16.8%
Developing Local Markets Fund	16.5%
Floating Income Fund	14.9%
Real Return Fund	10.6%
CommodityRealReturn Strategy Fund®	8.6%
Other	13.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,018.67	$1,015.30	$1,013.34	$1,009.58
Expenses Paid During Period†	$11.84	$15.61	$11.81	$15.57

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.34% for Class A, 3.09% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%. Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.20%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $11.59 and $15.36 for Class A and C Shares, respectively, based upon the Fund’s actual performance, and $11.56 and $15.32 for Class A and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

PIMCO Fundamental IndexPLUSTM TR Fund	Class A:	PIXAX
	Class C:	PIXCX

Portfolio Insights

•	During the period covered by this report, the Fund sought to exceed the total return of the FTSE RAFI™ 1000 Index (“the Index”) by investing under normal circumstances substantially all of its assets in Index derivatives based on a portfolio of short and intermediate term fixed-income instruments. As of October 15, 2006, the Fund’s strategy changed so that the Fund seeks to exceed the total return of the Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance, as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes in the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets had a marginally negative effect on performance overall, as both corporate credit and emerging market yield premiums increased.

•	Like other measures of large cap U.S. stock market performance, the FTSE RAFI™ 1000 Index posted a positive total return over this time period amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class A	6.03%	11.04%	—	—	10.76%
PIMCO Fundamental IndexPLUS™ TR Fund Class A (adjusted)	2.06%	6.87%	—	—	7.43%
PIMCO Fundamental IndexPLUS™ TR Fund Class C (adjusted)	4.60%	9.17%	—	—	10.04%
FTSE RAFI™1000 Index	5.92%	13.20%	—	—	13.45%
S&P 500 Index	4.14%	10.79%	—	—	11.65%
Lipper Specialty Diversified Equity Funds Average	-1.47%	-4.48%	—	—	3.34%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2006

              PIMCO             PIMCO
            Fundamental     Fundamental TR
           IndexPLUS/TM/   Fund IndexPLUS/TM/    TR Fund FTSE
             Class A           Class C        RAFI/TM/ 1000 Index  S&P 500 Index
          -------------    -----------------  -------------------  -------------
06/30/2005   $9,625           $10,000               $10,000           $10,000
07/31/2005    9,875            10,260                10,372            10,372
08/31/2005    9,875            10,250                10,257            10,277
09/30/2005    9,852            10,231                10,345            10,360
10/31/2005    9,554             9,921                10,144            10,188
11/30/2005    9,881            10,251                10,479            10,573
12/31/2005    9,942            10,301                10,499            10,577
01/31/2006   10,261            10,632                10,829            10,857
02/28/2006   10,281            10,652                10,887            10,886
03/31/2006   10,317            10,675                11,056            11,022
04/30/2006   10,457            10,811                11,224            11,170
05/31/2006   10,126            10,467                11,018            10,849
06/30/2006   10,104            10,438                11,082            10,864
07/31/2006   10,336            10,668                11,180            10,931
08/31/2006   10,660            10,992                11,428            11,191
09/30/2006   10,939            11,272                11,710            11,479

Allocation Breakdown*

U.S. Government Agencies	35.6%
Short-Term Instruments	30.7%
Corporate Bonds & Notes	15.9%
Asset-Backed Securities	9.0%
Mortgage-Backed Securities	6.8%
Other	2.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,060.31	$1,055.97	$1,019.35	$1,015.59
Expenses Paid During Period†	$5.89	$9.74	$5.77	$9.55

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.14% for Class A and 1.89% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Class A:	PIPAX
	Class B:	PIPBX
	Class C:	PIPCX

Portfolio Insights

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management, by investing, under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) significantly enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets was marginally negative overall, as both corporate credit and emerging market yield premiums increased.

•	Many U.S. and developed non-U.S. equity indexes moved higher during this period, including the MSCI EAFE Net Dividend Index, Hedged USD, amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	2.33%	15.72%	—	—	18.61%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	-3.30%	9.36%	—	—	16.34%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	1.89%	14.78%	—	—	17.71%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	-3.09%	9.78%	—	—	16.96%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	0.90%	13.72%	—	—	17.76%
MSCI EAFE Net Dividend Index, Hedged USD	1.75%	19.05%	—	—	19.27%
Lipper International Multi-Cap Core Fund Average	3.25%	18.11%	—	—	19.42%

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                PIMCO              PIMCO            PIMCO
            International      International    International       MSCI EAFE
           StocksPLUS(R) TR  StocksPLUS(R) TR  StocksPLUS(R) TR   Net Dividend
            Strategy Fund     Strategy Fund     Strategy Fund        Index,
              Class A           Class B           Class C          Hedged USD
           ----------------  ----------------  ----------------  --------------
10/31/2003   $ 9,450           $10,000            $10,000            $10,000
11/30/2003     9,516            10,060             10,060             10,022
12/31/2003     9,961            10,528             10,527             10,394
01/31/2004    10,106            10,681             10,670             10,532
02/29/2004    10,387            10,968             10,957             10,784
03/31/2004    10,465            11,042             11,041             10,795
04/30/2004    10,193            10,745             10,753             10,925
05/31/2004    10,124            10,664             10,661             10,764
06/30/2004    10,520            11,075             11,072             11,018
07/31/2004    10,257            10,787             10,794             10,758
08/31/2004    10,461            11,003             10,999             10,736
09/30/2004    10,549            11,086             11,092             10,889
10/31/2004    10,676            11,209             11,215             10,979
11/30/2004    10,870            11,404             11,410             11,269
12/31/2004    11,313            11,867             11,862             11,642
01/31/2005    11,390            11,937             11,944             11,732
02/28/2005    11,589            12,135             12,142             12,078
03/31/2005    11,479            12,018             12,025             12,042
04/30/2005    11,369            11,890             11,909             11,703
05/31/2005    11,811            12,355             12,374             12,164
06/30/2005    12,186            12,739             12,747             12,578
07/31/2005    12,529            13,088             13,108             13,047
08/31/2005    12,893            13,460             13,480             13,218
09/30/2005    13,493            14,079             14,101             14,040
10/31/2005    13,005            13,554             13,576             13,791
11/30/2005    13,570            14,137             14,148             14,419
12/31/2005    14,298            14,896             14,915             15,095
01/31/2006    14,813            15,411             15,431             15,669
02/28/2006    14,825            15,424             15,444             15,822
03/31/2006    15,259            15,860             15,875             16,427
04/30/2006    15,283            15,885             15,900             16,553
05/31/2006    14,380            14,924             14,952             15,612
06/30/2006    14,485            15,020             15,039             15,811
07/31/2006    14,736            15,269             15,289             15,962
08/31/2006    15,324            15,871             15,891             16,450
09/30/2006    15,615            16,160             16,177             16,714

Allocation Breakdown*

U.S. Government Agencies	62.6%
Asset-Backed Securities	16.0%
Short-Term Instruments	8.5%
Mortgage-Backed Securities	6.8%
Corporate Bonds & Notes	2.6%
Other	3.5%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,023.28	$1,018.92	$1,019.01	$1,018.75	$1,014.99	$1,014.99
Expenses Paid During Period†	$6.39	$10.17	$10.17	$6.38	$10.15	$10.15

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.26% for Class A, 2.01% for Class B, 2.01% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.50%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $6.14, $9.92 and $9.92 for Class A, B and C Shares, respectively, based upon the Fund’s actual performance, and $6.12, $9.90 and $9.90 for Class A, B and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	9

PIMCO RealEstateRealReturn Strategy Fund	Class A:	PETAX
	Class B:	PETBX
	Class C:	PETCX

Portfolio Insights

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	The Fund invested the collateral backing its Real Estate Investment Trust (“REIT”) derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. This investment significantly contributed to returns as TIPS outperformed the imbedded LIBOR return in the index. The Lehman U.S. TIPS 5+ Year Index returned 4.50% versus the three-month LIBOR Index return of 2.67%.

•	Over the six-month period, 10-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on TIPS and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

•	The effective duration of the Fund was 8.53 years on September 30, 2006, compared to a duration of 8.09 years for the Lehman U.S. TIPS 5+ Year Index. Above-index duration added to performance as nominal yields fell over the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

•	Exposure to mortgage-backed securities contributed to performance due to out-performance relative to Treasuries.

•	Modest euro currency exposure added to performance as the euro gained against the U.S. dollar on a monetary tightening bias by the European Central Bank.

•	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

•	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten on Federal Reserve interest rate hikes early in the period.

•	Modest yen currency holdings detracted from performance, as the yen decreased relative to the U.S. dollar on slower than expected interest rate normalization by the Bank of Japan.

•	REITs gained for the period based on a positive outlook for rental rates to increase amid declining vacancies. Also, investor flows into commercial real estate and industry consolidation helped bolster the asset class.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Class A	8.71%	21.97%	—	—	28.93%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	2.73%	15.26%	—	—	26.46%
PIMCO RealEstateRealReturn Strategy Fund Class B	8.32%	21.05%	—	—	27.93%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	3.32%	16.89%	—	—	27.34%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	7.32%	20.24%	—	—	27.92%
Dow Jones Wilshire Real Estate Investment Trust Index	7.90%	28.05%	—	—	27.74%
Lipper Real Estate Fund Average	7.11%	25.53%	—	—	25.62%

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                PIMCO         PIMCO        PIMCO
             RealEstate-   RealEstate-   RealEstate-   Dow Jones Wilshire
             RealReturn    RealReturn    RealReturn       Real Estate
            Strategy Fund Strategy Fund Strategy Fund     Investment
               Class A       Class B       Class C        Trust Index
              ----------   ----------     ----------      -----------
 10/31/2003      $9,450      $10,000      $10,000          $10,000
 11/30/2003       9,871       10,436       10,436           10,436
 12/31/2003      10,269       10,856       10,851           10,768
 01/31/2004      10,803       11,420       11,416           11,199
 02/29/2004      11,246       11,878       11,873           11,383
 03/31/2004      12,105       12,783       12,775           12,067
 04/30/2004       9,705       10,235       10,236           10,302
 05/31/2004      10,637       11,210       11,211           11,089
 06/30/2004      10,935       11,520       11,521           11,414
 07/31/2004      11,048       11,627       11,628           11,473
 08/31/2004      12,291       12,940       12,930           12,420
 09/30/2004      12,252       12,886       12,879           12,361
 10/31/2004      13,006       13,672       13,665           13,047
 11/30/2004      13,555       14,239       14,232           13,632
 12/31/2004      14,537       15,260       15,252           14,340
 01/31/2005      13,211       13,864       13,857           13,080
 02/28/2005      13,528       14,183       14,176           13,491
 03/31/2005      13,341       13,970       13,963           13,306
 04/30/2005      14,379       15,064       15,041           14,092
 05/31/2005      14,927       15,611       15,602           14,555
 06/30/2005      15,711       16,416       16,405           15,321
 07/31/2005      16,448       17,176       17,150           16,493
 08/31/2005      16,203       16,917       16,891           15,878
 09/30/2005      16,133       16,812       16,802           15,947
 10/31/2005      15,451       16,096       16,086           15,605
 11/30/2005      16,104       16,766       16,756           16,328
 12/31/2005      16,301       16,968       16,960           16,346
 01/31/2006      17,527       18,236       18,207           17,618
 02/28/2006      17,818       18,522       18,513           17,998
 03/31/2006      18,101       18,788       18,778           18,926
 04/30/2006      17,247       17,912       17,882           18,206
 05/31/2006      16,652       17,287       17,278           17,681
 06/30/2006      17,608       18,236       18,228           18,700
 07/31/2006      18,471       19,119       19,110           19,369
 08/31/2006      19,396       20,088       20,079           20,035
 09/30/2006      19,679       20,073       20,340           20,420

Allocation Breakdown*

U.S. Treasury Obligations	79.3%
Short-Term Instruments	10.4%
U.S. Government Agencies	5.6%
Corporate Bonds & Notes	2.5%
Foreign Currency- Denominated Issues	1.0%
Other	1.2%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,087.10	$1,083.20	$1,083.24	$1,019.10	$1,015.34	$1,015.34
Expenses Paid During Period†	$6.23	$10.13	$10.13	$6.02	$9.80	$9.80

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Small Cap StocksPLUS® TR Fund	Class A:	PCKAX
	Class C:	PCKCX

Portfolio Insights

•	The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced relative performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets had a marginally negative effect on performance, as both corporate credit and emerging market yield premiums increased.

•	Small-cap U.S. stocks experienced negative total return performance over this time period.

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class A	-3.93%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	-7.53%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	-5.33%
Russell 2000® Index	-4.61%
Lipper Specialty Diversified Equity Fund Average	-1.47%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

              PIMCO Small Cap        PIMCO Small Cap
          StocksPLUS/(R)/ TR Fund StocksPLUS/(R)/ TR Fund    Russell 2000/(R)/
                 Class A                 Class C                  Index
             ------------------     ------------------     ------------------
03/31/2006       $9,625                 $10,000                 $10,000
04/30/2006        9,612                   9,981                   9,998
05/31/2006        8,993                   9,332                   9,437
06/30/2006        8,999                   9,333                   9,498
07/31/2006        8,775                   9,094                   9,189
08/31/2006        9,121                   9,452                   9,461
09/30/2006        9,246                   9,467                   9,540

Allocation Breakdown*

Short-Term Instruments	35.5%
U.S. Government Agencies	32.8%
Corporate Bonds & Notes	16.8%
Asset-Backed Securities	12.6%
Mortgage-Backed Securities	2.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (03/31/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$960.68	$956.24	$1,019.35	$1,015.59
Expenses Paid During Period†	$5.60	$9.27	$5.77	$9.55

† The actual expenses are equal to the annualized expense ratio for the class (1.14% for Class A and 1.89% for Class C), multiplied by the average account value over the period, multiplied by 62/183 (to reflect the period since the class commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratios of 1.14% and 1.89% reflect net annualized expenses after application of an expense reduction of 0.02%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	11

PIMCO StocksPLUS® Fund	Class A:	PSPAX
	Class B:	PSPBX
	Class C:	PSPCX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	Duration exposure concentrated in short maturities (less than one year) hurt performance as short-term interest rates increased coincident with Federal Reserve rate hikes in the first half of the six-month period.

•	An emphasis on mortgage-backed securities was neutral for returns as the Fund’s holdings performed in line with Treasuries.

•	Exposure to credit sensitive assets was marginally negative overall, as both corporate credit and emerging market yield premiums increased.

•	Like other measures of large-cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class A	3.60%	9.06%	6.72%	8.20%	10.66%
PIMCO StocksPLUS® Fund Class A (adjusted)	0.50%	5.79%	6.07%	7.87%	10.40%
PIMCO StocksPLUS® Fund Class B	3.19%	8.20%	5.91%	7.64%	10.22%
PIMCO StocksPLUS® Fund Class B (adjusted)	-1.81%	3.20%	5.59%	7.64%	10.22%
PIMCO StocksPLUS® Fund Class C (adjusted)	2.41%	7.47%	6.18%	7.67%	10.11%
S&P 500 Index	4.14%	10.79%	6.97%	8.59%	10.67%
Lipper Large-Cap Core Fund Average	2.33%	8.73%	5.54%	6.83%	9.15%

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

               PIMCO         PIMCO            PIMCO
           StocksPLUS(R)  StocksPLUS(R)    StocksPLUS(R)
                Fund          Fund            Fund          S&P 500
               Class A       Class B         Class C         Index
           -------------  -------------  -------------      -------
05/31/1993     $ 9,700       $10,000        $10,000         $10,000
06/30/1993       9,749        10,043         10,044          10,029
07/31/1993       9,727        10,015         10,016           9,989
08/31/1993      10,094        10,383         10,397          10,368
09/30/1993       9,993        10,276         10,289          10,288
10/31/1993      10,211        10,487         10,501          10,501
11/30/1993      10,092        10,362         10,376          10,401
12/31/1993      10,271        10,544         10,560          10,527
01/31/1994      10,605        10,880         10,899          10,885
02/28/1994      10,275        10,534         10,550          10,589
03/31/1994       9,818        10,052         10,084          10,128
04/30/1994       9,938        10,175         10,198          10,258
05/31/1994      10,120        10,350         10,384          10,426
06/30/1994       9,902        10,126         10,158          10,170
07/31/1994      10,284        10,510         10,546          10,504
08/31/1994      10,750        10,978         11,018          10,935
09/30/1994      10,563        10,784         10,823          10,668
10/31/1994      10,729        10,942         10,983          10,907
11/30/1994      10,397        10,593         10,642          10,510
12/31/1994      10,529        10,729         10,768          10,666
01/31/1995      10,816        11,009         11,061          10,943
02/28/1995      11,299        11,493         11,550          11,369
03/31/1995      11,603        11,800         11,849          11,705
04/30/1995      11,975        12,165         12,228          12,049
05/31/1995      12,513        12,706         12,774          12,531
06/30/1995      12,783        12,969         13,039          12,822
07/31/1995      13,185        13,375         13,448          13,247
08/31/1995      13,270        13,454         13,528          13,280
09/30/1995      13,829        14,006         14,096          13,841
10/31/1995      13,801        13,971         14,061          13,791
11/30/1995      14,461        14,624         14,720          14,397
12/31/1995      14,736        14,892         15,003          14,674
01/31/1996      15,259        15,421         15,522          15,174
02/29/1996      15,296        15,448         15,550          15,314
03/31/1996      15,494        15,638         15,755          15,462
04/30/1996      15,683        15,818         15,938          15,690
05/31/1996      16,039        16,165         16,288          16,094
06/30/1996      16,187        16,304         16,428          16,156
07/31/1996      15,429        15,537         15,655          15,442
08/31/1996      15,750        15,850         15,985          15,768
09/30/1996      16,667        16,760         16,902          16,655
10/31/1996      17,194        17,277         17,426          17,114
11/30/1996      18,466        18,544         18,706          18,408
12/31/1996      18,067        18,134         18,292          18,043
01/31/1997      19,177        19,218         19,402          19,171
02/28/1997      19,303        19,345         19,548          19,321
03/31/1997      18,446        18,461         18,657          18,527
04/30/1997      19,573        19,591         19,797          19,633
05/31/1997      20,812        20,817         21,036          20,828
06/30/1997      21,667        21,667         21,886          21,761
07/31/1997      23,438        23,407         23,661          23,493
08/31/1997      22,170        22,122         22,378          22,177
09/30/1997      23,311        23,261         23,519          23,392
10/31/1997      22,554        22,505         22,755          22,610
11/30/1997      23,474        23,394         23,670          23,657
12/31/1997      23,908        23,810         24,101          24,063
01/31/1998      24,214        24,115         24,409          24,329
02/28/1998      25,842        25,702         26,032          26,084
03/31/1998      27,128        26,971         27,305          27,420
04/30/1998      27,457        27,279         27,617          27,695
05/31/1998      26,897        26,701         27,053          27,219
06/30/1998      27,943        27,723         28,097          28,325
07/31/1998      27,633        27,393         27,763          28,023
08/31/1998      23,394        23,188         23,513          23,972
09/30/1998      25,186        24,932         25,288          25,507
10/31/1998      27,178        26,912         27,273          27,582
11/30/1998      28,722        28,408         28,806          29,254
12/31/1998      30,537        30,167         30,623          30,940
01/31/1999      31,560        31,159         31,631          32,233
02/28/1999      30,493        30,100         30,558          31,232
03/31/1999      31,765        31,340         31,808          32,481
04/30/1999      33,013        32,556         33,062          33,739
05/31/1999      32,145        31,670         32,166          32,943
06/30/1999      34,003        33,479         34,015          34,771
07/31/1999      32,881        32,344         32,865          33,685
08/31/1999      32,700        32,143         32,685          33,518
09/30/1999      31,954        31,407         31,939          32,600
10/31/1999      33,990        33,398         33,958          34,663
11/30/1999      34,534        33,889         34,481          35,367
12/31/1999      36,488        35,807         36,422          37,451
01/31/2000      34,620        33,935         34,525          35,570
02/29/2000      34,066        33,361         33,972          34,896
03/31/2000      37,248        36,470         37,115          38,310
04/30/2000      36,082        35,322         35,949          37,157
05/31/2000      35,339        34,537         35,180          36,394
06/30/2000      36,187        35,366         36,042          37,292
07/31/2000      35,706        34,896         35,534          36,708
08/31/2000      38,084        37,220         37,882          38,988
09/30/2000      35,989        35,173         35,795          36,930
10/31/2000      35,802        34,990         35,580          36,774
11/30/2000      33,106        32,355         32,862          33,875
12/31/2000      33,374        32,617         33,128          34,040
01/31/2001      34,652        33,867         34,374          35,248
02/28/2001      31,430        30,717         31,156          32,034
03/31/2001      29,311        28,647         29,069          30,005
04/30/2001      31,574        30,858         31,272          32,336
05/31/2001      31,865        31,142         31,591          32,553
06/30/2001      31,151        30,445         30,843          31,761
07/31/2001      30,886        30,186         30,580          31,448
08/31/2001      28,953        28,296         28,651          29,479
09/30/2001      26,492        25,891         26,224          27,099
10/31/2001      27,135        26,520         26,838          27,616
11/30/2001      29,070        28,411         28,708          29,734
12/31/2001      29,311        28,647         28,941          29,995
01/31/2002      28,960        28,303         28,591          29,557
02/28/2002      28,520        27,873         28,150          28,987
03/31/2002      29,563        28,893         29,161          30,077
04/30/2002      27,872        27,240         27,478          28,254
05/31/2002      27,666        27,039         27,272          28,046
06/30/2002      25,710        25,127         25,325          26,048
07/31/2002      23,545        23,011         23,200          24,018
08/31/2002      23,960        23,416         23,583          24,176
09/30/2002      21,379        20,894         21,015          21,549
10/31/2002      23,308        22,779         22,963          23,446
11/30/2002      24,671        24,112         24,290          24,824
12/31/2002      23,391        22,860         22,981          23,366
01/31/2003      22,848        22,330         22,473          22,754
02/28/2003      22,576        22,064         22,203          22,412
03/31/2003      22,818        22,300         22,412          22,629
04/30/2003      24,655        24,095         24,207          24,495
05/31/2003      25,978        25,389         25,493          25,785
06/30/2003      26,243        25,648         25,758          26,113
07/31/2003      26,577        25,974         26,059          26,574
08/31/2003      27,122        26,507         26,599          27,092
09/30/2003      26,945        26,334         26,394          26,804
10/31/2003      28,381        27,738         27,787          28,321
11/30/2003      28,626        27,976         27,999          28,570
12/31/2003      30,146        29,462         29,494          30,068
01/31/2004      30,679        29,983         30,025          30,620
02/29/2004      31,152        30,445         30,460          31,046
03/31/2004      30,672        29,976         29,982          30,577
04/30/2004      30,055        29,374         29,340          30,097
05/31/2004      30,413        29,723         29,692          30,510
06/30/2004      30,957        30,255         30,230          31,104
07/31/2004      29,945        29,266         29,226          30,074
08/31/2004      30,140        29,456         29,387          30,196
09/30/2004      30,414        29,724         29,651          30,523
10/31/2004      30,913        30,212         30,144          30,989
11/30/2004      32,143        31,414         31,295          32,243
12/31/2004      33,214        32,460         32,337          33,340
01/31/2005      32,333        31,600         31,470          32,528
02/28/2005      32,977        32,229         32,072          33,212
03/31/2005      32,327        31,594         31,424          32,624
04/30/2005      31,713        30,994         30,817          32,005
05/31/2005      32,668        31,927         31,723          33,024
06/30/2005      32,619        31,879         31,707          33,071
07/31/2005      33,750        32,985         32,785          34,300
08/31/2005      33,511        32,751         32,517          33,987
09/30/2005      33,631        32,869         32,624          34,263
10/31/2005      32,941        32,195         31,946          33,692
11/30/2005      34,114        33,341         33,065          34,966
12/31/2005      34,114        33,341         33,031          34,978
01/31/2006      35,045        34,251         33,912          35,904
02/28/2006      35,080        34,284         33,946          36,002
03/31/2006      35,402        34,599         34,219          36,450
04/30/2006      35,926        35,111         34,732          36,939
05/31/2006      34,809        34,019         33,634          35,876
06/30/2006      34,729        33,941         33,550          35,925
07/31/2006      35,010        34,216         33,792          36,147
08/31/2006      35,784        34,972         34,552          37,007
09/30/2006      36,679        35,846         35,388          37,961

Allocation Breakdown*

Short-Term Instruments	44.6%
Corporate Bonds & Notes	22.9%
U.S. Government Agencies	16.9%
Mortgage-Backed Securities	7.2%
Asset-Backed Securities	4.5%
Other	3.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,036.04	$1,031.87	$1,034.12	$1,020.05	$1,016.29	$1,017.55
Expenses Paid During Period†	$5.10	$8.91	$7.65	$5.06	$8.85	$7.59

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.00% for Class A, 1.75% for Class B, 1.50% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.85, $8.66 and $7.39 for Class A, B and C Shares, respectively, based upon the Fund’s actual performance, and $4.81, $8.59 and $7.33 for Class A, B and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO StocksPLUS® Total Return Fund	Class A:	PTOAX
	Class B:	PTOBX
	Class C:	PSOCX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets had a marginally negative effect on performance overall as both corporate credit and emerging market yield premiums increased.

•	Like other measures of large-cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Class A	4.55%	8.37%	—	—	10.84%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	0.63%	4.31%	—	—	9.85%
PIMCO StocksPLUS® Total Return Fund Class B	4.14%	7.63%	—	—	9.96%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	0.64%	4.37%	—	—	9.88%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	3.13%	6.66%	—	—	9.97%
S&P 500 Index	4.14%	10.79%	—	—	9.26%
Lipper Large-Cap Core Fund Average	2.33%	8.73%	—	—	7.55%

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

              PIMCO              PIMCO              PIMCO
           StocksPLUS/(R)/    StocksPLUS/(R)/    StocksPLUS/(R)/
          Total Return Fund  Total Return Fund  Total Return Fund    S&P 500
              Class A           Class B            Class C            Index
              --------        -------------     --------------     ---------
06/30/2002      $9,625          $10,000            $10,000         $10,000
07/31/2002       9,024            9,370              9,370           9,221
08/31/2002       9,117            9,461              9,461           9,282
09/30/2002       8,195            8,498              8,498           8,273
10/31/2002       8,907            9,231              9,231           9,001
11/30/2002       9,435            9,773              9,773           9,530
12/31/2002       9,098            9,419              9,419           8,970
01/31/2003       8,774            9,078              9,078           8,735
02/28/2003       8,751            9,050              9,050           8,604
03/31/2003       8,842            9,138              9,138           8,688
04/30/2003       9,577            9,893              9,893           9,404
05/31/2003      10,244           10,575             10,575           9,899
06/30/2003      10,365           10,694             10,694          10,025
07/31/2003      10,438           10,763             10,763          10,202
08/31/2003      10,632           10,954             10,963          10,401
09/30/2003      10,599           10,903             10,905          10,291
10/31/2003      11,193           11,484             11,487          10,873
11/30/2003      11,232           11,514             11,516          10,968
12/31/2003      11,879           12,173             12,175          11,544
01/31/2004      12,131           12,432             12,434          11,755
02/29/2004      12,393           12,681             12,694          11,919
03/31/2004      12,242           12,515             12,528          11,739
04/30/2004      11,870           12,131             12,133          11,555
05/31/2004      12,041           12,297             12,300          11,713
06/30/2004      12,279           12,524             12,538          11,941
07/31/2004      11,946           12,182             12,186          11,546
08/31/2004      12,158           12,389             12,404          11,593
09/30/2004      12,278           12,503             12,518          11,718
10/31/2004      12,520           12,752             12,757          11,897
11/30/2004      12,963           13,187             13,192          12,379
12/31/2004      13,438           13,661             13,666          12,800
01/31/2005      13,103           13,316             13,322          12,488
02/28/2005      13,302           13,509             13,515          12,751
03/31/2005      13,004           13,191             13,205          12,525
04/30/2005      12,942           13,126             13,130          12,287
05/31/2005      13,476           13,654             13,668          12,678
06/30/2005      13,509           13,675             13,686          12,696
07/31/2005      13,856           14,032             14,031          13,168
08/31/2005      13,856           14,021             14,031          13,048
09/30/2005      13,768           13,919             13,927          13,154
10/31/2005      13,354           13,484             13,493          12,935
11/30/2005      13,853           13,984             13,992          13,424
12/31/2005      13,932           14,060             14,069          13,428
01/31/2006      14,282           14,407             14,415          13,784
02/28/2006      14,307           14,431             14,427          13,821
03/31/2006      14,271           14,385             14,390          13,993
04/30/2006      14,417           14,522             14,538          14,181
05/31/2006      13,907           13,988             13,993          13,773
06/30/2006      13,843           13,924             13,927          13,792
07/31/2006      14,063           14,148             14,151          13,877
08/31/2006      14,514           14,584             14,587          14,207
09/30/2006      14,920           14,933             14,985          14,573

Allocation Breakdown*

Short-Term Instruments	44.5%
U.S. Government Agencies	42.1%
Corporate Bonds & Notes	5.7%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	1.5%
Other	2.8%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,045.53	$1,041.43	$1,041.34	$1,019.35	$1,015.59	$1,015.59
Expenses Paid During Period†	$5.85	$9.67	$9.67	$5.77	$9.55	$9.55

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.14% for Class A, 1.89% for Class B, 1.89% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $5.59, $9.42 and $9.42 for Class A, B and C Shares, respectively, based upon the Fund’s actual performance, and $5.52, $9.30 and $9.30 for Class A, B and C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	13

PIMCO StocksPLUS® TR Short Strategy Fund	Class A:	PSSAX
	Class C:	PSSCX

Portfolio Insights

•	The Fund seeks to achieve its investment objective of total return, by investing, under normal circumstances primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•	Short S&P 500 Index futures exposure helped relative performance as the financing rate that accrued to a seller of these futures contracts added value.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes in the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Like other measures of large-cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment. Therefore, the inverse of the S&P 500 had a negative total return over the period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Class A	1.36%	-2.91%	—	—	-0.56%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	-2.44%	-6.55%	—	—	-1.74%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	-0.18%	-4.73%	—	—	-1.35%
Inverse of S&P 500 Index	-4.20%	-10.18%	—	—	-11.25%
Lipper Specialty Diversified Equity Funds Average	-1.47%	-4.48%	—	—	5.78%

* Cumulative return.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The out performance of this Fund relative to its benchmark since inception was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through September 30, 2006

               PIMCO StocksPLUS/(R)/     PIMCO StocksPLUS/(R)/     Inverse of
              TR Short Strategy Fund    TR Short Strategy Fund      S&P 500
                     Class A                   Class C               Index
               ---------------------    ---------------------     -----------
07/31/2003        $ 9,625                     $10,000              $10,000
08/31/2003          9,437                       9,799                9,805
09/30/2003          9,817                      10,188                9,909
10/31/2003          9,320                       9,665                9,348
11/30/2003          9,375                       9,716                9,266
12/31/2003          9,411                       9,746                8,780
01/31/2004         10,087                      10,439                8,619
02/29/2004         10,036                      10,379                8,499
03/31/2004         10,207                      10,549                8,627
04/30/2004         10,271                      10,609                8,762
05/31/2004         10,152                      10,479                8,642
06/30/2004          9,999                      10,313                8,474
07/31/2004         10,441                      10,763                8,754
08/31/2004         10,583                      10,902                8,719
09/30/2004         10,496                      10,805                8,625
10/31/2004         10,425                      10,725                8,493
11/30/2004          9,966                      10,247                8,149
12/31/2004          9,709                       9,975                7,872
01/31/2005          9,989                      10,255                8,064
02/28/2005          9,745                       9,999                7,894
03/31/2005          9,953                      10,205                8,034
04/30/2005         10,264                      10,517                8,186
05/31/2005         10,082                      10,325                7,926
06/30/2005         10,147                      10,385                7,915
07/31/2005          9,714                       9,935                7,621
08/31/2005          9,962                      10,182                7,691
09/30/2005          9,802                      10,012                7,629
10/31/2005          9,945                      10,152                7,756
11/30/2005          9,638                       9,832                7,463
12/31/2005          9,752                       9,942                7,460
01/31/2006          9,527                       9,706                7,262
02/28/2006          9,556                       9,729                7,242
03/31/2006          9,390                       9,554                7,152
04/30/2006          9,291                       9,448                7,056
05/31/2006          9,584                       9,740                7,259
06/30/2006          9,587                       9,736                7,249
07/31/2006          9,690                       9,834                7,204
08/31/2006          9,647                       9,780                7,033
09/30/2006          9,517                       9,631                6,852

Allocation Breakdown*

Short-Term Instruments	42.0%
U.S. Government Agencies	23.6%
Corporate Bonds & Notes	21.4%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	4.3%
Other	1.8%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (07/31/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,013.56	$1,008.20	$1,019.35	$1,015.59
Expenses Paid During Period†	$5.75	$9.51	$5.77	$9.55

† The actual expenses are equal to the annualized expense ratio for the class (1.14% for Class A and 1.89% for Class C), multiplied by the average account value over the period, multiplied by 62/183 (to reflect the period since the class commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO CommodityRealReturn Strategy Fund®	Class A:	PCRAX
	Class B:	PCRBX
	Class C:	PCRCX

Portfolio Insights

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Commodities declined for the period driven by lower energy prices amid concerns over slowing U.S. economic growth, easing geopolitical tensions, and abundant U.S. oil and natural gas inventories.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. This investment was a positive contributor to performance, as TIPS outperformed the T-Bill return embedded in the Dow Jones-AIG Commodity Total Return Index. The Lehman Brothers U.S. TIPS Index gained 4.07% while the Citigroup 3-month Treasury Bill Index returned 2.41%.

•	Over the six-month period, 10-year real yields declined by 0.08%, compared to a 0.27% decline for conventional U.S. Treasury issues of similar maturity.

•	Ten-year breakeven inflation, defined as the difference between real yields on TIPS and nominal yields on Treasuries of like-maturity, was 2.40% on September 30, 2006 for the 10-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change during the six-month period ended September 30, 2006 was 1.55%.

•	The effective duration of the Fund was 7.16 years on September 30, 2006 compared to a duration of 6.43 years for the Lehman U.S. TIPS Index. Above-index duration added to performance as nominal yields fell during the period, and intermediate to long maturity yields fell, reflecting slowing U.S. growth.

•	Exposure to mortgage-backed securities contributed to returns due to out-performance versus U.S. Treasuries.

•	Modest euro currency exposure added to performance as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

•	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

•	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

•	Modest yen currency holdings detracted from performance; the yen lost ground against the U.S. dollar from slower than expected interest rate normalization by the Bank of Japan.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Class A	-0.03%	-9.72%	—	—	18.99%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-5.53%	-14.69%	—	—	17.42%
PIMCO CommodityRealReturn Strategy Fund® Class B	-0.41%	-10.44%	—	—	18.11%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	-5.38%	-14.36%	—	—	17.84%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-2.32%	-12.05%	—	—	17.86%
Dow Jones-AIG Commodity Total Return Index	-0.77%	-6.11%	—	—	14.46%
Lipper Specialty Diversified Equity Fund Average	-1.47%	-4.48%	—	—	4.36%

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

             PIMCO            PIMCO              PIMCO
           Commodity-       Commodity-         Commodity-
           RealReturn       RealReturn         RealReturn       Dow Jones - AIG
       Strategy Fund/(R)/  Strategy Fund/(R)/ Strategy Fund/(R)/ Commodity Total
            Class A            Class B            Class C         Return Index
            --------        --------------     ---------------  --------------
06/30/2002    $9,450          $10,000          $10,000             $10,000
07/31/2002     9,749           10,309           10,309               9,946
08/31/2002    10,462           11,057           11,057              10,338
09/30/2002    11,124           11,750           11,750              10,727
10/31/2002    10,806           11,405           11,405              10,616
11/30/2002    10,820           11,413           11,413              10,646
12/31/2002    11,722           12,363           12,361              11,168
01/31/2003    12,635           13,326           13,324              12,027
02/28/2003    13,547           14,277           14,275              12,432
03/31/2003    12,188           12,834           12,832              11,494
04/30/2003    12,066           12,695           12,693              11,423
05/31/2003    13,294           13,979           13,987              12,090
06/30/2003    12,852           13,509           13,508              11,791
07/31/2003    12,303           12,931           12,930              11,862
08/31/2003    13,026           13,681           13,670              12,331
09/30/2003    13,457           14,124           14,118              12,341
10/31/2003    14,099           14,778           14,783              12,930
11/30/2003    14,130           14,799           14,804              12,890
12/31/2003    15,133           15,842           15,844              13,840
01/31/2004    15,545           16,275           16,264              14,091
02/29/2004    16,900           17,676           17,666              15,005
03/31/2004    17,647           18,454           18,445              15,469
04/30/2004    16,553           17,293           17,285              15,194
05/31/2004    17,094           17,850           17,842              15,452
06/30/2004    16,335           17,054           17,042              14,811
07/31/2004    16,789           17,506           17,508              15,073
08/31/2004    16,868           17,577           17,567              14,798
09/30/2004    17,997           18,750           18,741              15,811
10/31/2004    18,501           19,254           19,245              16,079
11/30/2004    18,238           18,967           18,956              15,886
12/31/2004    17,521           18,216           18,205              15,106
01/31/2005    17,663           18,353           18,342              15,264
02/28/2005    18,825           19,542           19,543              16,343
03/31/2005    19,477           20,214           20,204              16,925
04/30/2005    18,649           19,337           19,327              15,937
05/31/2005    18,554           19,225           19,227              15,814
06/30/2005    18,875           19,552           19,542              16,080
07/31/2005    19,288           19,970           19,960              16,801
08/31/2005    21,122           21,843           21,834              18,069
09/30/2005    21,946           22,687           22,679              18,909
10/31/2005    20,236           20,908           20,900              17,721
11/30/2005    20,198           20,856           20,848              17,767
12/31/2005    21,013           21,687           21,681              18,333
01/31/2006    21,340           22,012           22,006              18,673
02/28/2006    19,932           20,535           20,542              17,504
03/31/2006    19,818           20,402           20,394              17,893
04/30/2006    21,128           21,746           21,740              19,106
05/31/2006    21,284           21,879           21,873              19,289
06/30/2006    20,839           21,424           21,416              18,989
07/31/2006    21,739           22,328           22,320              19,599
08/31/2006    21,239           21,794           21,787              18,893
09/30/2006    19,814           20,117           20,325              17,755

Allocation Breakdown*

U.S. Treasury Obligations	66.3%
Structured Notes	17.3%
Short-Term Instruments	8.6%
U.S. Government Agencies	3.5%
Asset-Backed Securities	1.4%
Other	2.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$999.75	$995.92	$996.63	$1,018.85	$1,015.09	$1,015.09
Expenses Paid During Period†	$6.22	$9.96	$9.96	$6.28	$10.05	$10.05

† For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	15

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest directly in the index.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index.

Inverse of S&P 500	Inverse of S&P 500 is the negative equivalent of the return of the S&P 500 Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Index, Hedged to U.S. Dollars	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Index, Hedged to U.S. Dollars is an unmanaged index of issuers in countries of Europe, Australasia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index.

S&P 500 Index

S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

16	PIMCO Funds

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2006

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.2%
CommodityRealReturn Strategy Fund®	70,693,215	$985,463

Convertible Fund	3,539,702	45,167

Developing Local Markets Fund	152,633,335	1,599,597

Diversified Income Fund	4,380,133	48,576

Emerging Markets Bond Fund	55,679,601	628,623

Floating Income Fund	156,113,807	1,631,389

Foreign Bond Fund (Unhedged)	3,702,705	37,582

Fundamental IndexPLUS™ Fund	4,000,539	42,926

	SHARES	VALUE (000S)
Fundamental IndexPLUS™ TR Fund	24,028,317	$255,421

GNMA Fund	7,652,717	84,180

High Yield Fund	43,896,511	426,235

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	32,379,168	400,207

Long-Term U.S. Government Fund	28,526,484	306,089

Low Duration Fund	9,924,897	98,753

Real Return Asset Fund	254,282,388	2,903,905

Real Return Fund	156,991,751	1,719,060

RealEstateRealReturn Strategy Fund	7,435,649	69,746

	SHARES	VALUE (000S)
Short-Term Fund	16,896	$169

StocksPLUS® Fund	736,092	7,780

StocksPLUS® Total Return Fund	4,569,034	55,285

Total Return Fund	45,612,999	476,656

Total Return Mortgage Fund	14,645,796	155,392

Total PIMCO Funds (Cost $11,861,633)		11,978,201

Total Investments 100.2% (Cost $11,861,633)		$11,978,201

Other Assets and Liabilities (Net) (0.2%)		(18,371)

Net Assets 100.0%		$11,959,830

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each affiliated PIMCO Fund.

See Accompanying Notes	Semiannual Report	September 30, 2006	17

Schedule of Investments All Asset All Authority Fund (a)	(Unaudited) September 30, 2006

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 127.0%
CommodityRealReturn Strategy Fund®	5,889,916	$82,105

Convertible Fund	36,628	467

Developing Local Markets Fund	15,008,810	157,292

Diversified Income Fund	469,010	5,201

Emerging Markets Bond Fund	3,400,670	38,394

European StocksPLUS® TR Strategy Fund	367,166	4,296

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,132,202	13,994

	SHARES	VALUE (000S)
Floating Income Fund	13,584,067	$141,954

Fundamental IndexPLUS™ TR Fund	1,452,311	15,438

Global Bond Fund (Unhedged)	23,850	232

High Yield Fund	1,418,520	13,774

Japanese StocksPLUS® TR Strategy Fund	1,304,261	16,186

Long-Term U.S. Government Fund	661,200	7,095

Low Duration Fund	60	1

Real Return Asset Fund	16,071,871	183,541

Real Return Fund	9,181,971	100,542

RealEstateRealReturn Strategy Fund	114,545	1,074

	SHARES	VALUE (000S)
StocksPLUS® Total Return Fund	73	$1

StocksPLUS® TR Short Strategy Fund	17,861,080	160,035

Total Return Fund	1,019,777	10,657

Total Return Mortgage Fund	16,457	175

Total PIMCO Funds (Cost $950,310)		952,454

Total Investments 127.0% (Cost $950,310)		$952,454

Other Assets and Liabilities (Net) (27.0%)		(202,693)

Net Assets 100.0%		$749,761

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each affiliated PIMCO Fund.

18	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 20.7%

BANKING & FINANCE 14.9%
Aig-Fp Matched Funding
5.390% due 06/16/2008	$1,100	$1,108

American Express Centurion Bank
5.390% due 04/17/2009	4,200	4,204

American International Group, Inc.
5.050% due 10/01/2015	100	98

ANZ National International Ltd.
5.539% due 08/07/2009	2,200	2,199

Bank of America Corp.
5.378% due 09/25/2009	2,200	2,201

Bank of America N.A.
5.485% due 07/25/2008	1,300	1,301

Bear Stearns Cos., Inc.
5.635% due 04/29/2008	3,400	3,410

CIT Group Holdings, Inc.
5.635% due 01/30/2009	600	602

CIT Group, Inc.
5.540% due 12/19/2008	500	501
5.546% due 08/17/2009	300	300
5.555% due 08/15/2008	1,000	1,002
5.758% due 11/03/2010	1,400	1,406

Citigroup, Inc.
5.408% due 12/26/2008	2,000	2,002
5.516% due 05/02/2008	5,000	5,008

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.340% due 03/21/2007	1,000	998

General Electric Capital Corp.
5.520% due 01/05/2009	1,800	1,802
5.570% due 01/20/2010	1,700	1,702

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	1,300	1,302
5.479% due 06/23/2009	1,100	1,101
5.585% due 07/29/2008	700	702
5.841% due 07/23/2009	300	302

HBOS PLC
5.920% due 09/29/2049	100	97

HSBC Bank USA N.A.
5.550% due 07/28/2008	3,100	3,106

HSBC Finance Corp.
5.520% due 09/15/2008	300	301

HSBC Holdings PLC
6.500% due 05/02/2036	1,500	1,598

John Deere Capital Corp.
5.399% due 07/15/2008	700	700
5.557% due 04/15/2008	600	600

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	102

Lehman Brothers Holdings, Inc.
5.374% due 11/24/2008	2,200	2,201
5.599% due 12/23/2010	900	903
5.696% due 11/10/2009	500	503

MBNA Corp.
5.910% due 05/05/2008	4,465	4,498

Morgan Stanley
5.550% due 02/09/2009	700	701
5.751% due 01/22/2009	2,600	2,603

National Australia Bank Ltd.
5.430% due 09/11/2009	800	801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Petroleum Export Ltd.
5.265% due 06/15/2011	$93	$92

Pricoa Global Funding I
5.565% due 01/25/2008	1,300	1,303

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,168

Resona Bank Ltd.
5.850% due 09/29/2049	200	196

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	1,200	1,201

USB Capital IX
6.189% due 04/15/2049	200	202

Wells Fargo & Co.
5.430% due 03/10/2008	3,400	3,404

		59,627

INDUSTRIALS 3.3%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	3,900	3,908

DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	200	200
5.870% due 09/10/2007	4,700	4,712

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Oracle Corp.
5.730% due 01/13/2009	1,200	1,202

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	391

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	1,100	1,100

Transocean, Inc.
5.591% due 09/05/2008	700	701

Viacom, Inc.
5.750% due 04/30/2011	200	200

Williams Cos., Inc.
6.375% due 10/01/2010	700	700

		13,216

UTILITIES 2.5%
AT&T, Inc.
4.214% due 06/05/2007	1,400	1,392

Embarq Corp.
6.738% due 06/01/2013	3,400	3,503

Florida Power Corp.
5.802% due 11/14/2008	3,300	3,307

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	608

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	242

Southern California Edison Co.
5.566% due 02/02/2009	800	801

		9,853

Total Corporate Bonds & Notes (Cost $82,415)		82,696

MUNICIPAL BONDS & NOTES 0.6%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	295	294

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	672

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	$1,500	$1,574

Total Municipal Bonds & Notes (Cost $2,503)		2,540

U.S. GOVERNMENT AGENCIES 46.4%
Fannie Mae
4.340% due 03/01/2035	370	371
4.413% due 10/01/2034	456	454
4.426% due 07/01/2034	1,514	1,490
4.447% due 01/01/2035	1,726	1,695
4.487% due 07/01/2035	1,990	1,974
4.500% due 08/01/2035	2,168	2,129
4.540% due 09/01/2035	1,046	1,038
4.582% due 07/01/2035	1,478	1,467
4.617% due 09/01/2035	2,281	2,257
4.678% due 05/25/2035	200	197
4.682% due 12/01/2033	1,052	1,046
4.704% due 10/01/2035	1,032	1,025
4.713% due 12/01/2033	854	846
4.836% due 06/01/2035	2,199	2,176
5.000% due 06/25/2027 - 10/01/2036	31,872	30,669
5.011% due 06/01/2035	2,198	2,186
5.500% due 07/01/2035 - 10/01/2036	116,324	114,625
5.680% due 09/25/2042	1,364	1,372
6.000% due 10/01/2036	2,000	2,009
6.411% due 11/01/2035	601	616

Freddie Mac
4.400% due 09/01/2035	1,110	1,094
4.500% due 10/15/2022	2,021	2,003
4.711% due 08/01/2035	2,071	2,041
4.714% due 06/01/2035	2,617	2,562
4.816% due 10/01/2035	1,516	1,510
4.915% due 11/01/2034	1,535	1,511
5.000% due 04/15/2012 - 01/15/2024	3,745	3,730
5.590% due 08/25/2031	352	354
5.632% due 02/25/2045	197	196
5.730% due 06/15/2018	221	221

Government National Mortgage Association
4.000% due 07/16/2027	200	198

Total U.S. Government Agencies (Cost $184,793)		185,062

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	4,818	4,623
2.375% due 01/15/2025	1,079	1,097
3.625% due 04/15/2028	252	312

Total U.S. Treasury Obligations (Cost $5,900)		6,032

MORTGAGE-BACKED SECURITIES 8.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	413	401

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	2,176	2,146

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	369	363
4.900% due 12/25/2035	871	863

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	3,309	3,267
5.610% due 02/25/2037	4,289	4,291

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	$265	$262

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	729	726
5.550% due 11/15/2019	922	923

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,292	2,261

Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	1,291	1,300

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	863	861

Mellon Residential Funding Corp.
5.770% due 12/15/2030	3,557	3,571

Morgan Stanley Capital I
5.420% due 07/15/2019	1,700	1,701

Structured Adjustable Rate Mortgage Loan Trust
5.354% due 08/25/2034	1,527	1,529
6.064% due 01/25/2035	1,310	1,319

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	462	463

Structured Asset Securities Corp.
5.430% due 09/25/2035	2,034	2,036

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	1,888	1,886

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	2,900	2,902

Washington Mutual, Inc.
5.620% due 10/25/2045	221	223
5.628% due 05/25/2041	377	380

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,500	1,487

Total Mortgage-Backed Securities (Cost $35,175)		35,161

ASSET-BACKED SECURITIES 11.8%
ACE Securities Corp.
5.400% due 10/25/2036	700	700
5.440% due 10/25/2035	1,137	1,138

Argent Securities, Inc.
5.450% due 10/25/2035	181	182
5.470% due 02/25/2036	659	660

Asset-Backed Funding Certificates
5.440% due 06/25/2035	152	152
5.450% due 06/25/2035	110	110

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	777	777

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	128	128

Chase Credit Card Master Trust
5.430% due 06/15/2009	2,900	2,903

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	1,800	1,802

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	57	57
5.440% due 09/25/2035	36	36

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047	1,000	1,000
5.409% due 07/25/2036	1,300	1,300
5.430% due 01/25/2036	164	164
5.430% due 10/25/2036	1,000	999

Credit-Based Asset Servicing & Securitization
5.390% due 03/25/2036	503	503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	$1,000	$1,000

FBR Securitization Trust
5.440% due 10/25/2035	385	385
5.450% due 10/25/2035	517	517
5.470% due 09/25/2035	243	243

First Franklin Mortgage Loan Asset-Backed Certificates
5.384% due 06/25/2036	3,673	3,676
5.440% due 03/25/2025	7	7

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	341	340

Fremont Home Loan Trust
5.412% due 02/27/2037	800	800
5.420% due 01/25/2036	377	377

GSAMP Trust
5.394% due 09/25/2036	1,100	1,100
5.440% due 09/25/2035	538	538
5.440% due 11/25/2035	267	268

GSR Mortgage Loan Trust
5.430% due 11/25/2030	557	558

Home Equity Asset Trust
5.440% due 02/25/2036	1,968	1,969
5.450% due 01/25/2036	2,660	2,663

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	471	471

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	736	736
5.450% due 09/25/2035	195	196
5.530% due 11/25/2034	583	584
5.610% due 10/25/2034	256	257

New Century Home Equity Loan Trust
5.440% due 09/25/2035	190	190

Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	343	343

Park Place Securities, Inc.
5.440% due 09/25/2035	137	137
5.642% due 10/25/2034	3,789	3,815

Quest Trust
5.410% due 12/25/2035	104	104

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	248	248

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	1,200	1,200
5.430% due 03/25/2035	127	127
5.440% due 05/25/2025	356	356
5.440% due 09/25/2035	593	594

Residential Asset Securities Corp.
5.384% due 10/25/2036	2,600	2,616

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	395	395

SACO I, Inc.
5.440% due 11/25/2020	197	197
5.440% due 09/25/2035	355	355

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	600	600

SBI HELOC Trust
5.494% due 08/25/2036	700	700

SLM Student Loan Trust
5.495% due 01/26/2015	698	698
5.505% due 07/25/2013	19	19

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	900	900
5.440% due 05/25/2035	58	58
5.440% due 11/25/2035	543	543

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.430% due 08/25/2035		$101	$101
5.460% due 12/25/2035		1,157	1,158

Wachovia Auto Owner Trust
4.820% due 02/20/2009		851	850

Wells Fargo Home Equity Trust
5.450% due 12/25/2035		1,337	1,338

Total Asset-Backed Securities (Cost $46,883)			46,938

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	97

Total Sovereign Issues (Cost $99)			97

SHORT-TERM INSTRUMENTS 40.0%

COMMERCIAL PAPER 15.4%
Barclays U.S. Funding Corp.
5.275% due 11/21/2006		2,000	1,985
5.300% due 11/15/2006		8,900	8,842

Cox Communications, Inc.
5.600% due 01/16/2007		300	299

Danske Corp.
5.270% due 12/27/2006		9,800	9,674

General Electric Capital Corp.
5.250% due 01/16/2007		7,500	7,382

HBOS Treasury Services PLC
5.265% due 11/22/2006		9,800	9,727

IXIS Commercial Paper Corp.
5.270% due 11/08/2006		2,600	2,586

Societe Generale N.A.
5.290% due 12/18/2006		9,300	9,192

UBS Finance Delaware LLC
5.265% due 11/16/2006		1,500	1,490
5.280% due 11/16/2006		9,300	9,239

Viacom, Inc.
5.594% due 05/29/2007		500	500
5.600% due 03/22/2007		300	300

			61,216

REPURCHASE AGREEMENTS 4.1%
Lehman Brothers, Inc.
5.050% due 10/02/2006		14,000	14,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $14,279. Repurchase proceeds are $14,006.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		2,434	2,434
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $2,484. Repurchase proceeds are $2,435.)

			16,434

FRANCE TREASURY BILLS 19.4%
2.883% due 10/12/2006 - 10/19/2006 (b)	EUR	61,200	77,501

U.S. TREASURY BILLS 1.1%
4.960% due 11/30/2006 - 12/14/2006 (b)(d)(f)		$4,295	4,248

Total Short-Term Instruments (Cost $159,087)			159,399

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

VALUE (000S)
PURCHASED OPTIONS (h) 0.3%
(Cost $988)	$1,351

Total Investments (e) 130.1% (Cost $517,843)	$519,276

Written Options (i) (0.5%) (Premiums $1,315)	(2,050)

Other Assets and Liabilities (Net) (29.6%)	(118,096)

Net Assets 100.0%	$399,130

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,483 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $11,029 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $2,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	565	$(345)
90-Day Eurodollar December Futures	Long	12/2007	416	237
90-Day Eurodollar June Futures	Long	06/2007	730	(184)
90-Day Eurodollar March Futures	Long	03/2007	522	(445)
90-Day Eurodollar March Futures	Long	03/2008	171	193
90-Day Eurodollar September Futures	Long	09/2007	679	13
Euro-Bobl 5-Year Note Futures	Long	12/2006	20	4
Euro-Bund 10-Year Note Futures	Long	12/2006	8	7
U.S. Treasury 10-Year Note December Futures	Short	12/2006	34	(22)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	26	46
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	29	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	9	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	13	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	23	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6	2

				$(488)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay) /Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	29,000	$0
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006		$1,500	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007		100	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		2,600	1
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016		300	0
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007		700	3
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006		1,000	11
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		500	(5)

								$16

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	$21
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,700	90
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	500	0
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$1,500	89
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		6,500	61
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		600	10
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		3,400	202
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		700	21
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		600	17
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		10,800	173
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		1,600	3

							$687

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	25,305	$689
Credit Suisse First Boston	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	18,558	1,061
Merrill Lynch & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.250%	06/15/2007	46,421	1,922

					$3,672

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	16	$0	$0
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	500	5	3
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	234	2	1
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	232	2	1
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	249	2	2
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	148	2	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,284	12	8
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	494	5	3
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	264	3	2
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	238	2	2

				$35	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	3,000	$14	$20
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		8,000	46	53
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		7,000	39	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	29	40
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,500	7	9
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		1,000	6	6
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$11,300	17	18
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		3,600	18	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		14,000	78	10
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		14,000	56	50
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,000	20	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		7,000	33	25
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		27,200	118	188
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		23,000	101	184
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		16,000	77	187
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		41,000	216	343
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		3,100	5	5
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		12,200	31	56
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007		3,000	11	24

								$953	$1,328

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 111.000	11/21/2006	100	$73	$189
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	44	16	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	48	15	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	47	31	39
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	190	148	278
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	18	10	5
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	16	15	18

				$308	$531

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$20
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		4,000	55	80
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		3,000	39	75
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	34	60
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	400	6	8
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		5,100	25	67
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		300	6	6
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$5,000	18	34
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	13
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		6,000	58	49
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		11,900	123	203
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		10,000	102	185
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		7,000	77	190
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		18,000	218	359
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,300	5	9
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		5,300	33	64
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	18

								$1,007	$1,519

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	1,772	10/2006	$0	$(9)	$(9)
Buy	CNY	3,997	03/2007	0	(3)	(3)
Sell	EUR	58,797	10/2006	204	0	204
Buy	GBP	71	10/2006	0	(2)	(2)
Buy	JPY	1,967,348	11/2006	0	(528)	(528)
Buy	KRW	728,645	05/2007	0	(4)	(4)
Buy	RUB	9,820	03/2007	0	0	0
Buy	SGD	309	11/2006	0	0	0
Buy	TWD	6,152	02/2007	0	(4)	(4)

				$204	$(550)	$(346)

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$556	$560
7.390% due 12/20/2012	2,286	2,293
7.485% due 12/20/2012	143	143

Reynolds American, Inc.
7.250% due 05/31/2012	65	65
7.313% due 05/31/2012	1,935	1,947

Total Bank Loan Obligations (Cost $4,985)		5,008

CORPORATE BONDS & NOTES 4.3%

BANKING & FINANCE 1.7%
Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	4,000	4,003

Rabobank Nederland
5.527% due 01/15/2009	1,900	1,901

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	2,300	2,303

		8,249

INDUSTRIALS 0.4%
Cox Communications, Inc.
5.940% due 12/14/2007	500	503

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	900	902

Williams Cos., Inc.
6.375% due 10/01/2010	200	200

		1,605

UTILITIES 2.2%
AT&T, Inc.
4.125% due 09/15/2009	500	485

BellSouth Corp.
5.580% due 08/15/2008	3,900	3,903

Embarq Corp.
6.738% due 06/01/2013	2,000	2,061

NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,096

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,800	2,919

		10,464

Total Corporate Bonds & Notes (Cost $20,209)		20,318

MUNICIPAL BONDS & NOTES 0.8%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	2,265	2,424

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	306

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	944

Total Municipal Bonds & Notes (Cost $3,496)		3,674

U.S. GOVERNMENT AGENCIES 103.6%
Fannie Mae
3.500% due 04/25/2017	118	117
4.000% due 08/25/2009	181	181

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.190% due 11/01/2034	$1,458	$1,441
4.393% due 02/01/2035	1,052	1,046
4.591% due 08/01/2035	1,028	1,023
4.666% due 10/01/2035	1,135	1,129
4.668% due 07/01/2035	2,215	2,190
4.682% due 10/01/2035	1,189	1,181
4.716% due 10/01/2035	1,122	1,118
4.841% due 02/01/2034	973	961
4.886% due 09/01/2035	2,056	2,054
5.000% due 12/01/2018 - 10/01/2036	48,520	47,642
5.153% due 03/01/2036	3,946	3,924
5.279% due 02/01/2036	8,025	8,014
5.450% due 03/25/2034	51	51
5.460% due 03/25/2036	5,010	5,011
5.500% due 02/01/2024 - 10/01/2036	104,146	102,673
5.523% due 11/28/2035	1,784	1,786
5.525% due 07/01/2032	128	128
5.580% due 06/25/2044	181	181
5.632% due 09/01/2044 - 10/01/2044	9,856	9,919
5.680% due 09/25/2042	1,085	1,091
6.000% due 10/01/2036	257,000	258,205
6.499% due 09/01/2031	5	5
6.500% due 10/01/2036	15,000	15,277
6.625% due 11/25/2023	318	324
6.844% due 04/25/2024	260	271

Freddie Mac
2.750% due 02/15/2012	110	109
3.500% due 01/15/2022 - 01/15/2023	4,377	4,297
4.000% due 05/15/2016	2,100	2,071
4.400% due 09/01/2035	3,075	3,031
4.500% due 09/15/2020	1,123	1,111
5.000% due 08/15/2018 - 09/01/2035	7,480	7,427
5.351% due 09/01/2035	3,107	3,107
5.500% due 08/15/2030 - 05/01/2035	4,204	4,155
5.530% due 10/15/2020	1,138	1,140
5.632% due 10/25/2044	398	402
5.680% due 06/15/2031	1,929	1,931
5.730% due 05/15/2029	25	25

Government National Mortgage Association
5.125% due 11/20/2024	139	140
5.730% due 03/16/2032	53	53

Total U.S. Government Agencies (Cost $495,440)		495,942

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
8.125% due 08/15/2019	900	1,187

Total U.S. Treasury Obligations (Cost $1,218)		1,187

MORTGAGE-BACKED SECURITIES 11.2%
Banc of America Funding Corp.
4.620% due 02/20/2036	1,307	1,300

Banc of America Mortgage Securities
5.000% due 05/25/2034	262	259
5.780% due 01/25/2034	270	271

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,180	1,152
4.750% due 10/25/2035	564	556

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	647	649
5.840% due 11/25/2036	2,200	2,202

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,751	1,725
4.900% due 10/25/2035	5,315	5,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	$915	$904
5.540% due 11/20/2035	1,010	1,012
5.540% due 03/20/2046	2,363	2,367
5.610% due 02/25/2037	1,212	1,213

Countrywide Home Loan Mortgage Pass-Through Trust
5.600% due 05/25/2034	16	16
5.610% due 08/25/2034	66	66
5.620% due 04/25/2035	604	607
5.650% due 03/25/2035	552	555

Downey Savings & Loan Association Mortgage Loan Trust
5.590% due 08/19/2045	2,310	2,314
6.635% due 07/19/2044	306	312

First Horizon Alternative Mortgage Securities
4.475% due 03/25/2035	570	564

First Republic Mortgage Loan Trust
5.680% due 11/15/2031	177	179

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	250	249

GSR Mortgage Loan Trust
4.540% due 09/25/2035	594	586
5.500% due 11/25/2035	921	919

GSRPM Mortgage Loan Trust
6.030% due 01/25/2032	37	37

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	2,045	2,049

JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	165	165

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	534	520

Residential Accredit Loans, Inc.
5.540% due 04/25/2046	2,920	2,914
5.730% due 03/25/2033	223	224

Residential Asset Securitization Trust
5.730% due 05/25/2033	376	377

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 01/25/2035	737	742

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	2,836	2,841
5.610% due 02/25/2036	1,109	1,111

Washington Mutual, Inc.
5.600% due 12/25/2027	995	995
5.640% due 01/25/2045	520	523
5.650% due 01/25/2045	519	521
5.677% due 08/25/2046	3,755	3,755
5.777% due 07/25/2046	3,632	3,632

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	852	834
4.319% due 07/25/2035	2,700	2,641
4.362% due 05/25/2035	509	500
4.950% due 03/25/2036	4,218	4,181

Total Mortgage-Backed Securities (Cost $53,737)		53,793

ASSET-BACKED SECURITIES 26.4%
ACE Securities Corp.
5.400% due 12/25/2035	1,066	1,067
5.410% due 02/25/2036	1,784	1,786
5.440% due 10/25/2035	306	306
5.480% due 12/25/2035	1,700	1,702

Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2036	1,284	1,286

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	$1	$1

Argent Securities, Inc.
5.378% due 09/25/2036	3,757	3,759
5.390% due 05/25/2036	527	527
5.400% due 04/25/2036	2,004	2,006
5.410% due 03/25/2036	1,362	1,363

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	1,136	1,135
5.410% due 12/25/2035	913	914
5.530% due 09/25/2034	513	514

Carrington Mortgage Loan Trust
5.395% due 07/25/2036	1,770	1,771

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	3,900	3,904

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	3,850	3,852
5.410% due 12/25/2035	1,064	1,065

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	3,460	3,462
5.380% due 10/25/2036	1,900	1,899
5.380% due 01/25/2037	3,528	3,530
5.400% due 06/25/2036	1,999	2,000
5.400% due 07/25/2036	2,230	2,232
5.400% due 08/25/2036	2,265	2,267
5.460% due 07/25/2036	1,680	1,681

First Franklin Mortgage Loan Asset-Backed Certificates
5.354% due 07/25/2036	3,273	3,275

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	658	658

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	688	689

GSAMP Trust
5.400% due 01/25/2036	1,350	1,351
5.400% due 02/25/2036	2,024	2,026
5.420% due 11/25/2035	722	722
5.620% due 03/25/2034	214	215

Home Equity Asset Trust
5.410% due 05/25/2036	1,186	1,187

Home Equity Mortgage Trust
5.420% due 05/25/2036	1,321	1,322

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,619	1,620

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	1,451	1,452

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	2,321	2,323
5.400% due 05/25/2035	861	862
5.400% due 02/25/2036	1,067	1,067

Lehman XS Trust
5.410% due 04/25/2046	2,487	2,485
5.410% due 07/25/2046	3,589	3,552
5.410% due 08/25/2046	3,811	3,814

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	1,757	1,758
5.420% due 01/25/2036	1,472	1,473
5.610% due 10/25/2034	2,798	2,801

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	3,441	3,444
5.440% due 11/25/2035	1,456	1,457

MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	3,000	3,015

Morgan Stanley ABS Capital I
5.370% due 07/25/2036	3,302	3,304

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.400% due 03/25/2036		$2,232	$2,233

Nelnet Student Loan Trust
5.378% due 08/23/2011		2,692	2,694
5.575% due 10/25/2016		3,500	3,505

New Century Home Equity Loan Trust
5.400% due 08/25/2036		529	529

Quest Trust
5.890% due 06/25/2034		117	118

Residential Asset Mortgage Products, Inc.
5.410% due 01/25/2036		2,333	2,334

Residential Asset Securities Corp.
5.370% due 06/25/2036		3,150	3,152
5.400% due 03/25/2036		1,320	1,321
5.400% due 04/25/2036		2,260	2,262
5.400% due 07/25/2036		3,426	3,428
5.410% due 01/25/2036		1,262	1,263
5.430% due 03/25/2035		36	36

SACO I, Inc.
5.404% due 04/25/2036		1,010	1,010

Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035		405	406

SLM Student Loan Trust
5.505% due 07/25/2013		18	18

Soundview Home Equity Loan Trust
5.370% due 11/25/2036		3,677	3,680
5.400% due 02/25/2036		1,196	1,197
5.400% due 03/25/2036		1,702	1,703
5.400% due 05/25/2036		1,926	1,928

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,049	1,011

Susquehanna Auto Lease Trust
4.991% due 04/16/2007		629	632

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034		16	16

USAA Auto Owner Trust
5.030% due 11/17/2008		2,057	2,056

Total Asset-Backed Securities (Cost $126,422)			126,433

SOVEREIGN ISSUES 0.2%
Hong Kong Government International Bond
5.125% due 08/01/2014		500	498

Mexico Government International Bond
10.375% due 02/17/2009		298	333

Panama Government International Bond
9.625% due 02/08/2011		258	296

Total Sovereign Issues (Cost $1,121)			1,127

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Republic of Germany
5.500% due 01/04/2031	EUR	200	315

Weather Investments II SARL
5.505% due 06/17/2012		1,000	1,267
6.298% due 06/17/2013		500	635
6.798% due 06/17/2014		500	639

Total Foreign Currency-Denominated Issues (Cost $2,867)			2,856

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 2.4%
iShares MSCI EAFE Index Fund	172,236	$11,669

Total Exchange-Traded Funds (Cost $10,076)		11,669

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.1%

CERTIFICATES OF DEPOSIT 1.3%
Countrywide Funding Corp.
5.340% due 10/18/2006	$6,100	6,100

COMMERCIAL PAPER 10.4%
Barclays U.S. Funding Corp.
5.275% due 11/21/2006	20,700	20,548
5.280% due 11/22/2006	1,400	1,390

Caisse d’Amortissement de la Dette Sociale
5.285% due 11/10/2006	5,700	5,668

Skandinaviska Enskilda Banken AB
5.285% due 11/15/2006	1,800	1,788

Societe Generale N.A.
5.290% due 12/18/2006	12,700	12,552

UBS Finance Delaware LLC
5.280% due 11/16/2006	4,400	4,371

Viacom, Inc.
5.594% due 05/29/2007	3,800	3,800

		50,117

REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,101	6,101

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 12/31/2007 valued at $6,226. Repurchase proceeds are $6,103.)

U.S. TREASURY BILLS 1.1%
4.821% due 11/30/2006 - 12/14/2006 (a)(b)(d)	5,225	5,168

Total Short-Term Instruments (Cost $67,496)		67,486

PURCHASED OPTIONS (f) 0.6%
(Cost $1,923)		2,981

Total Investments (c) 165.6% (Cost $788,990)		$792,474

Written Options (g) (0.7%) (Premiums $1,989)		(3,166)

Other Assets and Liabilities (Net) (64.9%)		(310,697)

Net Assets 100.0%		$478,611

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $2,967 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $3,274 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $1,953 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	463	$242
90-Day Eurodollar June Futures	Long	06/2007	69	31
90-Day Eurodollar March Futures	Long	03/2007	83	(36)
90-Day Eurodollar September Futures	Long	09/2007	803	406
Euro-Bund 10-Year Note Futures	Long	12/2006	2	2
Japanese Government 10-Year Note December Futures	Long	12/2006	1	6
U.S. Treasury 10-Year Note December Futures	Long	12/2006	548	508
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	138	(3)

				$1,156

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	$3,100	$(6)
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	200	1
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	2,600	1
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	200	(4)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(2)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%		03/20/2007	500	1
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(3)

							$(12)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010	BRL	2,400	$0
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	(48)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	(29)
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		6,200	376
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	300	12
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	67
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	(9)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016	MXN	22,000	3
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$5,800	(172)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,200	(214)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,200	71
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		2,400	50
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(112)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,000	224
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2021		4,300	202
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		4,500	267
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		300	5
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,700	(169)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2011		5,200	83
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		800	48
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		21,600	349
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	261

							$1,265

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.100%	04/12/2007	3,968,655	$2,897
Goldman Sachs & Co.	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.250%	11/15/2007	26,058	24
Merrill Lynch & Co., Inc.	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.250%	04/12/2007	2,906,084	2,166

					$5,087

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	37	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	82,300	$449	$546
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,800	49	59
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.063%	06/15/2007		3,500	15	21
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		8,000	30	40
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		$2,200	11	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		50,300	249	594
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		5,100	22	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	208
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		1,300	7	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	41
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		3,000	10	15
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		113,200	596	947
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		41,400	178	484
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007		20,200	69	21
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		2,300	4	3

								$1,916	$2,980

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. dollar versus Jananese yen	JPY	120.700	12/11/2006	$500	$7	$1

(g)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	35,000	$443	$696
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,400	63	64
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		2,000	30	38
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	15	19
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007		$3,600	37	2
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007		3,600	23	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		900	11	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		16,500	249	571
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		2,200	22	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	212
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		600	7	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,300	10	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		18,000	181	488
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	47
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		49,200	595	980
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,000	4	7
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007		8,700	71	23

								$1,989	$3,166

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2036	$103,600	$101,924	$102,078
Fannie Mae	6.000%	10/01/2036	33,000	33,166	33,155
U.S. Treasury Notes	4.750%	05/15/2014	300	300	308

				$135,390	$135,541

(2) Market value includes $6 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2006

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,560	10/2006	$0	$(94)	$(94)
Sell		54,078	10/2006	387	0	387
Buy	CHF	21,030	12/2006	2	(176)	(174)
Sell		63,405	12/2006	980	0	980
Buy	CLP	8,500	12/2006	0	0	0
Buy	CNY	83,155	05/2007	0	(94)	(94)
Sell	DKK	21,583	12/2006	46	0	46
Buy	EUR	7,720	10/2006	0	(15)	(15)
Sell		137,292	10/2006	493	(3)	490
Buy	GBP	21,410	10/2006	0	(470)	(470)
Sell		84,056	10/2006	1,761	(2)	1,759
Buy	HKD	37,000	11/2006	1	0	1
Sell		87,691	11/2006	14	0	14
Buy	JPY	6,914,260	10/2006	0	(525)	(525)
Sell		154,630	10/2006	1	0	1
Buy		1,412,127	11/2006	0	(82)	(82)
Sell		20,390,455	11/2006	5,475	0	5,475
Sell	NOK	37,660	12/2006	170	0	170
Sell	NZD	323	10/2006	5	0	5
Buy	SEK	17,000	12/2006	0	(25)	(25)
Sell		126,630	12/2006	184	0	184
Sell	SGD	4,650	10/2006	33	0	33
Buy		5,193	11/2006	0	(4)	(4)
Sell		10,386	11/2006	12	0	12

				$9,564	$(1,490)	$8,074

28	PIMCO Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 1.9%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	$1,300	$1,288
11.758% due 01/09/2009	700	664

Citigroup, Inc.
5.525% due 01/30/2009	500	500

Ford Motor Credit Co.
7.875% due 06/15/2010	400	390

General Electric Capital Corp.
5.430% due 12/12/2008	500	501

Rabobank Nederland
5.527% due 01/15/2009	400	400

Wachovia Bank N.A.
5.461% due 12/02/2010	800	801

		4,544

INDUSTRIALS 1.6%
Caesars Entertainment, Inc.
8.500% due 11/15/2006	100	100

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	102

CSC Holdings, Inc.
7.875% due 12/15/2007	200	204

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	3,200	3,208

El Paso Corp.
7.625% due 08/16/2007	100	102

Host Marriott LP
9.500% due 01/15/2007	100	101

		3,817

UTILITIES 0.1%
Embarq Corp.
7.082% due 06/01/2016	100	102

Total Corporate Bonds & Notes (Cost $8,494)		8,463

MUNICIPAL BONDS & NOTES 0.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	528
6.125% due 06/01/2032	400	424

Total Municipal Bonds & Notes (Cost $992)		1,157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
5.000% due 08/01/2035	$930	$894
5.500% due 03/01/2034 - 10/01/2036	16,583	16,350
5.632% due 09/01/2044 - 10/01/2044	351	353
6.000% due 10/01/2036	1,200	1,206

Total U.S. Government Agencies (Cost $18,838)		18,803

U.S. TREASURY OBLIGATIONS 112.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	5,370	5,090
1.625% due 01/15/2015	2,451	2,332
1.875% due 07/15/2013	28,190	27,469
1.875% due 07/15/2015	20,925	20,267
2.000% due 01/15/2014	26,862	26,357
2.000% due 07/15/2014	24,763	24,278
2.000% due 01/15/2026	23,582	22,624
2.375% due 04/15/2011	1,333	1,335
2.375% due 01/15/2025	23,103	23,482
2.500% due 07/15/2016	12,999	13,263
3.000% due 07/15/2012	21,653	22,473
3.375% due 01/15/2007	9,376	9,298
3.375% due 04/15/2032	917	1,139
3.625% due 01/15/2008	8,440	8,510
3.625% due 04/15/2028	23,528	29,165
3.875% due 04/15/2029	14,855	19,198
4.250% due 01/15/2010	5,080	5,375

U.S. Treasury Bonds
4.500% due 02/15/2036	1,800	1,725
6.625% due 02/15/2027	1,100	1,353

U.S. Treasury Notes
4.500% due 02/28/2011	100	100
4.500% due 11/15/2015	1,700	1,684
5.125% due 05/15/2016	600	623

Total U.S. Treasury Obligations (Cost $267,757)		267,140

MORTGAGE-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	87	86

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	666	666

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,443	1,424

Total Mortgage-Backed Securities (Cost $2,188)		2,176

ASSET-BACKED SECURITIES 0.3%
Lehman XS Trust
5.410% due 07/25/2046	283	281

Merrill Lynch Mortgage Investors, Inc.
5.410% due 01/25/2037	249	249

Residential Asset Securities Corp.
5.400% due 04/25/2036	75	75

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	92	92
5.400% due 03/25/2036	57	57

Total Asset-Backed Securities (Cost $756)		754

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	213	$250

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,817	2,488

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		535	698

Total Foreign Currency-Denominated Issues (Cost $3,565)			3,436

SHORT-TERM INSTRUMENTS 14.7%

COMMERCIAL PAPER 4.1%
Cox Communications, Inc.
5.619% due 01/16/2007		$800	800

Societe Generale N.A.
5.290% due 12/18/2006		6,100	6,029

UBS Finance Delaware LLC
5.280% due 11/16/2006		2,900	2,881

			9,710

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006		3,177	3,177

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $3,241. Repurchase proceeds are $3,178.)

NETHERLANDS TREASURY BILLS 8.6%
2.905% due 10/31/2006	EUR	16,210	20,507

U.S. TREASURY BILLS 0.6%
4.831% due 11/30/2006 - 12/14/2006 (a)(c)(d)		$1,485	1,470

Total Short-Term Instruments (Cost $34,901)			34,864

PURCHASED OPTIONS (f) (0.0%)
(Cost $15)			(3)

Total Investments 141.9% (Cost $337,506)			$336,790

Written Options (g) (0.0%) (Premiums $51)			(65)

Other Assets and Liabilities (Net) (41.9%)			(99,308)

Net Assets 100.0%			$237,417

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	Securities with an aggregate market value of $727 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	92	$21
90-Day Eurodollar June Futures	Long	06/2007	35	(3)
90-Day Eurodollar March Futures	Long	03/2008	50	27
90-Day Eurodollar September Futures	Long	09/2007	72	(2)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	348	239
U.S. Treasury 10-Year Note December Futures	Long	12/2006	452	464
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	37	(86)

				$660

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	$200	$4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	18
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	14
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	14
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	14

						$82

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	18,000	$(380)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	15
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	58
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		4,500	242
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	16
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		500	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	0
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	21
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	29
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	(16)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	51
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	24
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		300	1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	(9)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	42
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	110
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,200	(163)
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(50)
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	37
UBS AG	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,800	(17)

							$18

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2007	17,666	$1,396
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2007	25,401	2,008

					$3,404

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	292	$5	$4
Put - CBOT U.S. Treasury 10-Year Note December Futures	101.000	11/21/2006	425	8	7
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	10	0	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	16	0	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	170	2	1

				$15	$12

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	03/07/2007	$4,400	$0	$(13)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/07/2007	600	0	(2)

					$0	$(15)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 112.000	11/21/2006	32	$20	$40
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	30	12	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	32	7	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	30	13	2

				$51	$65

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	4.250%	11/15/2013	$8,200	$7,963	$8,160

(3) Market value includes $136 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	583	10/2006	$0	$(3)	$(3)
Sell	EUR	15,391	10/2006	58	0	58
Buy	JPY	724,063	11/2006	0	(195)	(195)
Sell		116,325	11/2006	9	0	9
Buy	PLN	133	11/2006	0	0	0
Buy	RUB	1,128	03/2007	0	0	0

				$67	$(198)	$(131)

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 19.2%
American Express Credit Corp.
5.390% due 03/02/2009	$30	$30

American Honda Finance Corp.
5.450% due 03/09/2009	30	30

ANZ National International Ltd.
5.539% due 08/07/2009	20	20

Bank of America Corp.
5.400% due 06/19/2009	30	30

Bear Stearns Cos., Inc.
5.660% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	30	29

Caterpillar Financial Services Corp.
5.470% due 05/18/2009	20	20

CIT Group, Inc.
5.608% due 05/23/2008	30	30

Citigroup Global Markets Holdings, Inc.
5.609% due 08/03/2009	20	20

Citigroup, Inc.
5.530% due 06/09/2009	10	10

General Electric Capital Corp.
5.590% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.841% due 07/23/2009	30	31

International Lease Finance Corp.
5.620% due 05/24/2010	20	20

John Deere Capital Corp.
5.399% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.698% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.374% due 11/24/2008	10	10
5.598% due 04/03/2009	20	20

Merrill Lynch & Co., Inc.
5.440% due 06/16/2008	10	10
5.490% due 06/16/2008	20	20

Morgan Stanley
5.515% due 04/25/2008	30	30

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	20	20

SLM Corp.
5.695% due 07/25/2008	20	20

Wachovia Corp.
5.535% due 10/28/2008	30	30

Wells Fargo & Co.
5.430% due 03/10/2008	20	20

		560

INDUSTRIALS 5.1%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	20	20

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	30	30

Diageo Capital PLC
5.546% due 11/10/2008	20	20

El Paso Corp.
6.950% due 12/15/2007	20	20

FedEx Corp.
5.579% due 08/08/2007	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Safeway, Inc.
5.718% due 03/27/2009	$30	$30

Transocean, Inc.
5.591% due 09/05/2008	10	10

		150

UTILITIES 1.7%
AT&T, Inc.
5.612% due 11/14/2008	20	20

BellSouth Corp.
5.580% due 08/15/2008	20	20

Telecom Italia Capital S.A.
6.108% due 07/18/2011	10	10

		50

Total Corporate Bonds & Notes (Cost $759)		760

U.S. GOVERNMENT AGENCIES 50.7%
Fannie Mae
5.500% due 11/25/2035 - 10/01/2036	1,502	1,480

Total U.S. Government Agencies (Cost $1,475)		1,480

MORTGAGE-BACKED SECURITIES 3.5%
HSI Asset Securitization Corp. Trust
5.460% due 07/25/2035	36	36

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	30	30

Washington Mutual, Inc.
5.590% due 09/25/2046	10	10
5.667% due 10/25/2046	25	25

Total Mortgage-Backed Securities (Cost $101)		101

ASSET-BACKED SECURITIES 19.5%
ACE Securities Corp.
5.384% due 10/25/2036	28	28
5.390% due 05/25/2036	14	14
5.400% due 10/25/2036	20	20

Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	15	15

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	5	5

Bank One Issuance Trust
5.360% due 10/15/2009	25	25

Chase Credit Card Master Trust
5.370% due 09/15/2009	20	20
5.430% due 06/15/2009	20	20
5.430% due 10/15/2009	20	20

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	20	20
5.630% due 11/25/2034	11	11

Countrywide Asset-Backed Certificates
5.380% due 01/25/2037	19	19
5.380% due 03/25/2047	20	20
5.409% due 07/25/2036	20	20
5.430% due 10/25/2036	10	10

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	10	10

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Franklin Mortgage Loan Asset-Backed Certificates
5.384% due 06/25/2036	$27	$28
5.420% due 01/25/2036	22	22
5.420% due 11/25/2036	18	18

Fremont Home Loan Trust
5.412% due 02/27/2037	25	25

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	20	20

GSAMP Trust
5.394% due 09/25/2036	25	25

Home Equity Asset Trust
5.450% due 01/25/2036	29	29

Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007	3	3

Park Place Securities, Inc.
5.642% due 10/25/2034	37	37

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	25	25

Residential Asset Securities Corp.
5.364% due 08/25/2036	19	19

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	20	20

SBI HELOC Trust
5.494% due 08/25/2036	20	20

Total Asset-Backed Securities (Cost $568)		568

SHORT-TERM INSTRUMENTS 54.9%

REPURCHASE AGREEMENTS 48.7%
Credit Suisse First Boston
5.050% due 10/02/2006	1,200	1,200
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $1,233. Repurchase proceeds are $1,201.)

State Street Bank and Trust Co.
4.900% due 10/02/2006	223	223
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $232. Repurchase proceeds are $223.)

		1,423

U.S. TREASURY BILLS 6.2%
4.808% due 12/14/2006 (b)(d)	182	180

Total Short-Term Instruments (Cost $1,603)		1,603

PURCHASED OPTIONS (f) 0.0%
(Cost $1)		0

Total Investments (c) 154.6% (Cost $4,507)		$4,512

Other Assets and Liabilities (Net) (54.6%)		(1,593)

Net Assets 100.0%		$2,919

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $133 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $180 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	7	$6
90-Day Eurodollar June Futures	Long	06/2007	9	4
90-Day Eurodollar March Futures	Long	03/2007	1	0
90-Day Eurodollar March Futures	Long	03/2008	1	1
90-Day Eurodollar September Futures	Long	09/2007	2	1
Russell 2000 Index December Futures	Long	12/2006	8	17
U.S. Treasury 10-Year Note December Futures	Long	12/2006	3	3

				$32

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	$10	$0

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$103.000	11/21/2006	3	$0	$0
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	19	0	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	1	0	0
Put - CME E-mini Russell 2000 Index December Futures	460.000	12/15/2006	20	1	0

				$1	$0

Options on Securities	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 12/01/2036	$88.250	12/05/2006	$1,000,000	$0	$0
Put - OTC Fannie Mae 5.500% due 12/01/2036	90.000	12/05/2006	500,000	0	0

				$0	$0

(g)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	11	10/2006	$0	$0	$0
Buy	EUR	15	10/2006	0	0	0
Buy	GBP	4	10/2006	0	0	0
Buy	JPY	9,873	11/2006	0	(3)	(3)
Buy	KRW	3,907	05/2007	0	0	0
Buy	RUB	80	03/2007	0	0	0
Buy	SGD	2	11/2006	0	0	0
Buy	TWD	34	02/2007	0	0	0

				$0	$(3)	$(3)

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$927	$934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

Reynolds American, Inc.
7.250% due 05/31/2012	268	269
7.312% due 05/31/2012	8,710	8,763

Total Bank Loan Obligations (Cost $13,953)		14,026

CORPORATE BONDS & NOTES 22.9%

BANKING & FINANCE 12.7%
American Express Credit Corp.
5.330% due 06/12/2007	2,700	2,701

American General Finance Corp.
5.429% due 03/23/2007	900	901

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	300	297

Bank of America Corp.
5.400% due 06/19/2009	9,600	9,609

Bear Stearns Cos., Inc.
5.489% due 08/21/2009	3,000	3,004

Caterpillar Financial Services Corp.
5.570% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,694
5.540% due 12/19/2008	1,500	1,504

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	7,100	7,108
5.490% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.408% due 12/26/2008	1,600	1,602
5.525% due 01/30/2009	1,000	1,001

Eli Lilly Services, Inc.
5.440% due 09/12/2008	3,267	3,273

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	759

Export-Import Bank of Korea
5.656% due 11/16/2010	5,900	5,908

Ford Motor Credit Co.
5.590% due 03/13/2007	2,700	2,683
6.194% due 09/28/2007	2,600	2,577
6.340% due 03/21/2007	8,500	8,480
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	583

General Electric Capital Corp.
5.520% due 01/05/2009	100	100

General Motors Acceptance Corp.
6.539% due 09/23/2008	7,400	7,357

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	2,200	2,202
5.477% due 12/22/2008	3,600	3,606
5.479% due 06/23/2009	3,100	3,103
5.605% due 10/05/2007	700	701

HSBC Finance Corp.
5.520% due 09/15/2008	1,400	1,404
6.538% due 11/13/2007	10,100	10,201

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	2,000	2,001
5.599% due 12/23/2010	2,500	2,507
5.696% due 11/10/2009	1,300	1,307

Morgan Stanley
5.550% due 02/09/2009	2,800	2,805
5.748% due 01/18/2011	3,300	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Phoenix Quake Ltd.
7.930% due 07/03/2008	$500	$505

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	600	603

Prudential Financial, Inc.
5.540% due 06/13/2008	4,400	4,412

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	3,400	3,404

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	5,800	5,807
5.450% due 09/19/2008	6,500	6,510

Vita Capital Ltd.
6.830% due 01/01/2007	300	301

Wachovia Corp.
5.535% due 10/28/2008	4,170	4,176

		123,310

INDUSTRIALS 5.3%
Cox Communications, Inc.
5.940% due 12/14/2007	1,300	1,307

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	2,900	2,901
5.870% due 09/10/2007	1,800	1,804

El Paso Corp.
7.625% due 08/16/2007	2,360	2,401

General Electric Co.
5.430% due 12/09/2008	9,600	9,611

HCA, Inc.
7.250% due 05/20/2008	590	597

Host Marriott LP
9.500% due 01/15/2007	150	152

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	723

Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,698

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,386

Oracle Corp.
5.730% due 01/13/2009	3,800	3,807

Pemex Project Funding Master Trust
5.991% due 12/03/2012	3,600	3,595

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,023

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,045

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	5,400	5,414

Transocean, Inc.
5.591% due 09/05/2008	1,900	1,901

Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,311

		51,899

UTILITIES 4.9%
AT&T, Inc.
4.214% due 06/05/2007	2,900	2,884
5.612% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,680

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Consolidated Natural Gas Co.
5.375% due 11/01/2006	$2,500	$2,500

Dominion Resources, Inc.
5.664% due 09/28/2007	3,000	3,002

Entergy Gulf States, Inc.
6.140% due 12/08/2008	3,000	3,007

Florida Power Corp.
5.802% due 11/14/2008	1,900	1,904

NiSource Finance Corp.
5.968% due 11/23/2009	600	600

NiSource, Inc.
3.628% due 11/01/2006	1,200	1,198

Progress Energy, Inc.
5.957% due 01/15/2010	1,500	1,506

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	1,800	1,801

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,918

Qwest Corp.
8.640% due 06/15/2013	3,400	3,655

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,932

Southern California Edison Co.
5.566% due 02/02/2009	2,000	2,003

Telefonica Emisones SAU
5.690% due 06/19/2009	2,600	2,604

		47,201

Total Corporate Bonds & Notes (Cost $222,171)		222,410

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,865	1,873

Total Municipal Bonds & Notes (Cost $1,857)		1,873

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
4.617% due 09/01/2035	9,622	9,523
4.713% due 12/01/2033	3,579	3,548
4.784% due 04/01/2035	8,007	7,906
5.000% due 11/01/2019 - 04/25/2033	38,695	38,018
5.134% due 07/01/2018 - 11/01/2028	543	547
5.138% due 12/01/2023	4	4
5.158% due 02/01/2027	8	8
5.340% due 04/01/2018	57	57
5.450% due 03/25/2034	2,486	2,489
5.500% due 09/01/2033 - 10/01/2036	46,274	45,636
5.669% due 08/01/2029	49	49
5.730% due 05/25/2031 - 11/25/2032	6,870	6,901
5.984% due 09/01/2034	2,345	2,361
6.000% due 01/01/2017 - 10/01/2033	1,561	1,585
6.104% due 12/01/2036	2,349	2,365
6.411% due 11/01/2035	1,728	1,770
6.500% due 09/25/2008 (b)	5	0
6.509% due 05/01/2022	9	9
7.000% due 02/01/2015 - 03/01/2015	1,695	1,747
7.500% due 09/01/2015 - 05/01/2016	1,227	1,270
8.000% due 03/01/2030 - 07/01/2031	253	267

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
0.000% due 02/05/2007	$1,100	$1,059
8.300% due 02/27/2012	2,400	2,191

Freddie Mac
4.714% due 06/01/2035	6,634	6,496
5.000% due 07/15/2024	5,700	5,672
5.256% due 07/01/2019	688	697
5.500% due 08/15/2030	142	141
5.632% due 02/25/2045	3,804	3,781
5.680% due 12/15/2030	1,640	1,644
5.700% due 02/15/2031	231	231
5.730% due 06/15/2018	625	626
6.000% due 03/01/2016 - 10/01/2033	6,570	6,622
6.391% due 12/01/2022	65	65
6.500% due 10/25/2043	3,020	3,070
6.681% due 06/01/2022	32	33
8.500% due 04/01/2025 - 06/01/2025	25	27

Government National Mortgage Association
4.000% due 07/16/2027	649	642
4.750% due 07/20/2018 - 07/20/2027	2,909	2,930
5.125% due 12/20/2022 - 12/20/2027	554	557
5.375% due 02/20/2026 - 02/20/2028	1,385	1,397
5.730% due 09/20/2030	6	6
8.000% due 04/20/2030	257	271

Total U.S. Government Agencies (Cost $165,295)		164,218

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Securities
3.625% due 01/15/2008 (e)(g)	15,492	15,621

Total U.S. Treasury Obligations (Cost $16,099)		15,621

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Funding Corp.
4.114% due 05/25/2035	2,366	2,307

Banc of America Mortgage Securities
6.500% due 10/25/2031	1,274	1,298

Bank Mart
4.567% due 03/01/2019 (k)	735	713

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	956	960
4.650% due 01/25/2034	2,842	2,832
4.750% due 10/25/2035	9,347	9,222
5.060% due 04/25/2033	857	859
5.329% due 02/25/2033	356	355

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,439	2,418

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	1,939	1,925

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	1,240	1,241
6.050% due 06/25/2032	71	71
6.568% due 06/25/2032	112	113

Fund America Investors Corp. II
6.226% due 06/25/2023	20	20

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	1,557	1,560

GSR Mortgage Loan Trust
5.680% due 01/25/2034	575	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Impac CMB Trust
5.730% due 07/25/2033	$2,296	$2,298
5.830% due 04/25/2034	974	975
6.063% due 10/25/2033	179	179

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	1,792	1,791

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	176	176

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,358	2,313

Mellon Residential Funding Corp.
5.570% due 06/15/2030	5,583	5,545

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	815	810

MLCC Mortgage Investors, Inc.
6.635% due 01/25/2029	2,150	2,176

Prime Mortgage Trust
5.730% due 02/25/2019	231	231
5.730% due 02/25/2034	954	957

Resecuritization Mortgage Trust
5.576% due 04/26/2021	8	7

Residential Funding Mortgage Security I
6.500% due 03/25/2032	867	871

Salomon Brothers Mortgage Securities VII
6.930% due 12/25/2030	1,156	1,153

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	1,201	1,203
9.482% due 06/25/2029	1,092	1,180

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	7,700	7,706

Washington Mutual, Inc.
5.427% due 02/27/2034	2,456	2,499
5.600% due 12/25/2045	2,010	2,018
5.620% due 10/25/2045	1,032	1,039
5.665% due 11/25/2034	1,854	1,858
5.963% due 06/25/2042	3,027	3,036

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,843	3,809

Total Mortgage-Backed Securities (Cost $70,620)		70,299

ASSET-BACKED SECURITIES 4.5%
AFC Home Equity Loan Trust
5.480% due 06/25/2028	559	560

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	141	141

Argent Securities, Inc.
5.450% due 10/25/2035	778	778
5.470% due 02/25/2036	2,703	2,705

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	2,389	2,392

Chase Funding Mortgage Loan Asset-Backed Certificates
5.700% due 10/25/2032	473	474

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	226	227

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	466	467

First NLC Trust
5.440% due 12/25/2035	524	524

Fremont Home Loan Trust
5.420% due 01/25/2036	1,131	1,132

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.450% due 12/25/2035		$3,485	$3,486

GSR Mortgage Loan Trust
5.430% due 11/25/2030		1,616	1,618

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036		1,901	1,902
5.530% due 11/25/2034		2,472	2,475
5.610% due 10/25/2034		746	747

New Century Home Equity Loan Trust
5.440% due 09/25/2035		316	316

Novastar Home Equity Loan
5.605% due 04/25/2028		192	192

Residential Asset Mortgage Products, Inc.
5.430% due 05/25/2035		1,535	1,536
5.580% due 02/25/2034		612	613

Residential Asset Securities Corp.
5.440% due 10/25/2035		1,497	1,498

SACO I, Inc.
5.440% due 07/25/2035		53	53

Saxon Asset Securities Trust
5.382% due 11/25/2036 (c)		1,500	1,500

SG Mortgage Securities Trust
5.430% due 10/25/2035		1,990	1,992

SLM Student Loan Trust
5.370% due 04/25/2012		6,400	6,400
5.505% due 07/25/2013		51	51

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		826	826
5.440% due 05/25/2035		159	159

Structured Asset Securities Corp.
5.460% due 12/25/2035		3,051	3,053

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,554	2,550

Wells Fargo Home Equity Trust
5.450% due 12/25/2035		3,416	3,419

Total Asset-Backed Securities (Cost $43,763)			43,786

SOVEREIGN ISSUES 0.8%
Hydro Quebec
5.562% due 09/29/2049		1,200	1,134

Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Mexico Government International Bond
6.200% due 01/13/2009		4,700	4,756

Total Sovereign Issues (Cost $7,923)			8,096

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	9,750	8,749

Total Foreign Currency-Denominated Issues (Cost $6,675)			8,749

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.749% due 12/31/2049		913	9,598

Total Preferred Stocks (Cost $9,564)			9,598

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 46.6%

COMMERCIAL PAPER 21.9%
Bank of America Corp.
5.250% due 01/12/2007	$300	$296
5.275% due 12/01/2006	19,400	19,222

Barclays U.S. Funding Corp.
5.230% due 12/27/2006	13,300	13,128
5.280% due 11/22/2006	16,400	16,277

BNP Paribas Finance
5.340% due 10/02/2006	15,000	15,000

Cox Communications, Inc.
5.449% due 01/16/2007	1,200	1,200

Danske Corp.
5.255% due 01/18/2007	1,600	1,574
5.265% due 12/27/2006	26,500	26,157
5.270% due 12/27/2006	1,900	1,876

Rabobank USA Financial Corp.
5.270% due 10/02/2006	27,100	27,100
5.360% due 10/02/2006	2,400	2,400

Societe Generale N.A.
5.245% due 01/08/2007	2,400	2,365
5.260% due 12/01/2006	26,700	26,455
5.370% due 10/10/2006	500	499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$27,000	$27,000

UBS Finance Delaware LLC
5.205% due 01/26/2007	9,000	8,845
5.245% due 01/08/2007	20,600	20,298
5.340% due 10/02/2006	400	400

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500
5.600% due 03/22/2007	800	800

		212,392

REPURCHASE AGREEMENTS 2.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006	23,000	23,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $23,457. Repurchase proceeds are $23,010.)

TRI-PARTY REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 10/02/2006	5,645	5,645

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,762. Repurchase proceeds are $5,647.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 16.2%
2.820% due 10/12/2006 - 12/21/2006 (d)	EUR	124,340	$157,221

U.S. TREASURY BILLS 5.5%
4.836% due 11/30/2006 - 12/14/2006 (d)(g)		$54,305	53,740

Total Short-Term Instruments (Cost $452,647)			451,998

PURCHASED OPTIONS (i) 0.2%
(Cost $1,547)			1,861

Total Investments (f) 104.3% (Cost $1,012,114)			$1,012,535

Written Options (j) (0.3%) (Premiums $2,053)			(3,360)

Other Assets and Liabilities (Net) (4.0%)			(38,563)

Net Assets 100.0%			$970,612

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $13,358 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $69,361 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,174	$(3,180)
90-Day Eurodollar December Futures	Long	12/2007	201	89
90-Day Eurodollar June Futures	Long	06/2007	281	(38)
90-Day Eurodollar March Futures	Long	03/2008	2	1
90-Day Eurodollar September Futures	Long	09/2007	464	168
S&P 500 Emini Index December Futures	Long	12/2006	9,226	13,324
S&P 500 Index December Futures	Long	12/2006	952	7,428
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	579	(878)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	41	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	37	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	64	13

				$16,941

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	76,000	$1
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006		$1,100	14
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	5
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		1,900	8
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	03/20/2007		900	5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007		1,500	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		2,000	48
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		17,500	35
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	36
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007		2,500	63
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007		1,000	10

							$241

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	$20
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	11
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	1,400	(15)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(16)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		$100	3

							$3

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	9	$254

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$ 92.250	12/18/2006	2,095	$20	$13
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	2,486	24	15
Put - CME S&P 500 Index December Futures	700.000	12/14/2006	2,173	35	0

				$79	$28

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$53
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	24
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	16
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$39,000	59	61
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		13,700	70	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		37,000	205	27
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		35,000	140	126
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	1,047
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		19,000	97	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		19,000	89	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		41,400	139	215
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	83
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	112
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		11,200	18	18

								$1,468	$1,850

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments StocksPLUS® Fund (Cont.)	(Unaudited) September 30, 2006

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$3,000	$0	$(17)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$ 95.000	12/18/2006	34	$17	$28
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	918	504	1,343
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	35	19	10

				$540	$1,381

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$60
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	21
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		4,700	22	62
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	13
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$17,000	62	115
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	210	35
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		15,000	145	122
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	1,008
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	96	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		18,000	142	250
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	84
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	121
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,800	19	32

								$1,513	$1,988

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$3,000	$0	$(9)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$738	$713	0.07%

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	9,454	03/2007	$0	$(8)	$(8)
Sell	EUR	119,941	10/2006	416	0	416
Buy	GBP	412	10/2006	0	(9)	(9)
Buy	JPY	5,331,128	11/2006	0	(1,431)	(1,431)
Buy	KRW	1,391,621	05/2007	0	(7)	(7)
Sell	NZD	11,459	10/2006	187	0	187
Buy	RUB	25,708	03/2007	0	0	0

				$603	$(1,455)	$(852)

38	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 4.1%
American General Finance Corp.
5.429% due 03/23/2007	$300	$300

American International Group, Inc.
5.050% due 10/01/2015	100	98

Bank of America N.A.
5.485% due 07/25/2008	900	901

BNP Paribas
5.186% due 06/29/2049	1,200	1,138

Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009	600	601

Citigroup, Inc.
5.525% due 01/30/2009	1,200	1,201
6.125% due 08/25/2036	1,200	1,238

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	800	801
5.479% due 06/23/2009	1,000	1,001

HBOS PLC
5.920% due 09/29/2049	100	97

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	101

Merrill Lynch & Co., Inc.
5.489% due 08/22/2008	400	401

Petroleum Export Ltd.
5.265% due 06/15/2011	93	92

Resona Bank Ltd.
5.850% due 09/29/2049	200	196

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,072

USB Capital IX
6.189% due 04/15/2049	100	101

Wachovia Corp.
5.535% due 10/28/2008	1,100	1,102

		10,537

INDUSTRIALS 0.6%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	800	802

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	196
7.375% due 12/15/2014	10	11

Transocean, Inc.
5.591% due 09/05/2008	500	500

		1,611

UTILITIES 1.1%
AT&T, Inc.
4.214% due 06/05/2007	700	696

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	646

Qwest Corp.
7.625% due 06/15/2015	600	626

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	290

Telefonica Emisones SAU
5.690% due 06/19/2009	700	701

		2,959

Total Corporate Bonds & Notes (Cost $15,135)		15,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 1.4%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	$15	$15

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,000	3,158

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	408

Total Municipal Bonds & Notes (Cost $3,187)		3,581

U.S. GOVERNMENT AGENCIES 42.7%
Fannie Mae
4.678% due 05/25/2035	100	99
5.000% due 11/01/2017 - 10/01/2036	20,515	20,136
5.208% due 05/01/2036	18	18
5.450% due 03/25/2034	410	411
5.500% due 05/01/2032 - 10/01/2036	86,349	85,252
5.680% due 03/25/2044	1,138	1,139
5.730% due 11/25/2032	100	100
5.984% due 09/01/2034	94	94
6.000% due 10/01/2036	1,000	1,005
6.104% due 12/01/2036	82	82
7.000% due 09/01/2013	18	19
8.000% due 12/01/2030	3	3

Freddie Mac
4.500% due 10/01/2007	49	48
5.500% due 08/15/2030	20	20
5.632% due 02/25/2045	131	130
5.700% due 02/15/2031	3	3
6.102% due 02/01/2024	21	21
8.000% due 01/01/2017	47	49

Government National Mortgage Association
5.375% due 03/20/2027	5	5
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,253	1,217
5.520% due 06/01/2024	1,415	1,436

Total U.S. Government Agencies (Cost $113,128)		111,289

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	2,871	2,754
2.375% due 01/15/2025	1,187	1,207

Total U.S. Treasury Obligations (Cost $3,969)		3,961

MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	413	401

Banc of America Funding Corp.
4.114% due 05/25/2035	571	557

Banc of America Mortgage Securities
6.500% due 10/25/2031	212	216
6.500% due 09/25/2033	60	61

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	61	61
4.650% due 01/25/2034	198	198
5.060% due 04/25/2033	8	8
5.329% due 02/25/2033	1	1

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	1,424	1,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$184	$181

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	176	175

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	176	175
5.600% due 05/25/2034	239	239

CS First Boston Mortgage Securities Corp.
5.702% due 05/25/2032	3	3
5.751% due 10/25/2032	1,306	1,302

GSR Mortgage Loan Trust
3.402% due 06/25/2034	1,270	1,269
6.000% due 03/25/2032	1	1

Impac CMB Trust
5.730% due 07/25/2033	106	106
5.830% due 04/25/2034	157	157

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	154	154

MASTR Asset Securitization Trust
5.500% due 09/25/2033	41	41

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	21	21

MLCC Mortgage Investors, Inc.
6.635% due 01/25/2029	222	225

Morgan Stanley Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
5.730% due 02/25/2019	26	26
5.730% due 02/25/2034	132	133

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	685	653

Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	2	2

Washington Mutual, Inc.
5.427% due 02/27/2034	81	83
5.620% due 10/25/2045	221	223
5.963% due 08/25/2042	151	151

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	750	743

Total Mortgage-Backed Securities (Cost $9,078)		8,995

ASSET-BACKED SECURITIES 0.6%
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	18	18

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	640	641

Countrywide Asset-Backed Certificates
5.810% due 12/25/2031	158	158

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	23	23

GSAMP Trust
5.520% due 10/25/2033	30	30

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	187	187

Residential Asset Mortgage Products, Inc.
5.580% due 02/25/2034	96	96

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034	249	249

Total Asset-Backed Securities (Cost $1,401)		1,402

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		$100	$97

Total Sovereign Issues (Cost $99)			97

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	255

Total Foreign Currency-Denominated Issues (Cost $250)			255

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.749% due 12/31/2049		90	946

Total Preferred Stocks (Cost $948)			946

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 45.1%

COMMERCIAL PAPER 26.2%
Bank of America Corp.
5.260% due 12/18/2006		$1,600	1,581
5.370% due 11/01/2006		4,100	4,082
5.385% due 10/10/2006		900	899

Barclays U.S. Funding Corp.
5.265% due 12/07/2006		5,000	4,950
5.275% due 11/21/2006		1,100	1,092

Cox Communications, Inc.
5.449% due 01/16/2007		400	400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.270% due 11/10/2006	$6,500	$6,463

DnB NORBank ASA
5.275% due 11/13/2006	3,900	3,876

General Electric Capital Corp.
5.270% due 11/14/2006	3,100	3,080
5.370% due 10/10/2006	3,900	3,895

HBOS Treasury Services PLC
5.365% due 11/01/2006	1,400	1,394
5.370% due 10/25/2006	5,700	5,680

Rabobank USA Financial Corp.
5.360% due 10/02/2006	800	800

Societe Generale N.A.
5.245% due 01/08/2007	2,900	2,857
5.266% due 12/21/2006	3,500	3,458
5.375% due 10/11/2006	1,000	999

Spintab AB
5.270% due 11/20/2006	6,700	6,652

Swedbank
5.360% due 11/01/2006	500	498

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	7,100	7,100

UBS Finance Delaware LLC
5.280% due 11/16/2006	4,000	3,974
5.340% due 10/02/2006	600	600
5.370% due 10/10/2006	3,200	3,196

Viacom, Inc.
5.594% due 05/29/2007	400	400
5.600% due 03/22/2007	250	250

		68,176

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.7%
Lehman Brothers, Inc.
5.050% due 10/02/2006		$11,000	$11,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $11,219. Repurchase proceeds are $11,005.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		3,788	3,788
(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $3,864. Repurchase proceeds are $3,790.)

			14,788

BELGIUM TREASURY BILLS 0.5%
2.757% due 10/12/2006	EUR	1,090	1,381

FRANCE TREASURY BILLS 6.4%
2.781% due 10/12/2006 - 11/23/2006 (a)		13,200	16,715

NETHERLANDS TREASURY BILLS 0.1%
2.905% due 10/31/2006		200	253

U.S. TREASURY BILLS 6.2%
4.798% due 11/30/2006 - 12/14/2006 (a)(c)(d)		$16,490	16,309

Total Short-Term Instruments (Cost $117,556)			117,622

PURCHASED OPTIONS (f) 0.3%
(Cost $654)			874

Total Investments 101.4% (Cost $265,405)			$264,129

Written Options (g) (0.6%) (Premiums $942)			(1,512)

Other Assets and Liabilities (Net) (0.8%)			(2,035)

Net Assets 100.0%			$260,582

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(d)	Securities with an aggregate market value of $16,062 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	719	$(469)
90-Day Eurodollar December Futures	Long	12/2007	133	111
90-Day Eurodollar June Futures	Long	06/2007	308	(113)
90-Day Eurodollar June Futures	Long	06/2008	5	5
90-Day Eurodollar March Futures	Long	03/2007	455	(405)
90-Day Eurodollar March Futures	Long	03/2008	24	24
90-Day Eurodollar September Futures	Long	09/2007	155	15
Euro-Bobl 5-Year Note Futures	Long	12/2006	12	2
Euro-Bund 10-Year Note Futures	Long	12/2006	5	4
S&P 500 Emini Index December Futures	Long	12/2006	483	743
S&P 500 Index December Futures	Long	12/2006	664	5,299
U.S. Treasury 5-Year Note December Futures	Long	12/2006	15	10
U.S. Treasury 10-Year Note December Futures	Long	12/2006	316	65
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	74	135
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	21	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	9	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	10	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	16	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4	1

				$5,429

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	20,000	$0
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006		$900	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%		06/20/2007		500	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016		1,500	(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006		800	10
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		2,400	6
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007		500	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		500	(5)

								$21

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	$10
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	63
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,000	(116)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(114)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		200	0
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$400	24
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		400	11
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	1

							$(121)

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	117	$1	$1
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,561	15	10
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	102	1	1
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	98	1	0
Put - CME S&P 500 Index December Futures	700.000	12/14/2006	592	10	0

				$28	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	2,000	$9	$13
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	34	40
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		5,000	28	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		4,000	19	27
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,000	5	6
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		700	4	4
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$9,000	14	14
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		3,600	18	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		7,000	39	5
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		7,000	28	25
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		6,000	11	9
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,000	20	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		5,000	23	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		13,000	57	90
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		12,000	53	96
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		11,000	53	129
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		30,000	158	251
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		5,800	15	27
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007		2,000	7	16

								$626	$862

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$111.000	11/21/2006	73	$52	$138
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	32	12	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	36	12	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	26	16	22
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	196	150	287
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	8	4	2
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	10	9	11

				$255	$461

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$20
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	41	60
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		2,000	26	50
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		2,000	23	40
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		GBP 300	5	6
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		5,400	26	71
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		200	4	4
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$4,000	15	27
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		3,000	39	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	29	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		2,600	12	18
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	22	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		5,700	59	97
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		5,000	51	93
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		5,000	55	136
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		14,000	169	279
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		2,500	15	30
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	18

								$687	$1,051

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	93	01/2007	$0	$0	$0
Buy	CAD	896	10/2006	0	(5)	(5)
Buy	CLP	64,260	11/2006	2	0	2
Buy	CNY	1,888	03/2007	0	(1)	(1)
Sell	EUR	13,874	10/2006	52	0	52
Buy	GBP	176	10/2006	0	(4)	(4)
Buy	INR	2,915	03/2007	0	0	0
Buy	JPY	755,283	11/2006	0	(203)	(203)
Sell	KRW	10,850	12/2006	0	0	0
Buy		149,274	02/2007	3	0	3
Buy		322,648	05/2007	0	(2)	(2)
Sell	MXN	70	12/2006	0	0	0
Buy		1,125	01/2007	0	0	0
Buy	PLN	344	11/2006	0	(1)	(1)
Buy	RUB	9,685	03/2007	0	0	0
Buy	SGD	128	11/2006	0	0	0
Buy		172	03/2007	0	0	0
Buy	TWD	2,752	02/2007	0	(2)	(2)
Buy	ZAR	39	10/2006	0	(1)	(1)
Sell		39	10/2006	0	0	0
Buy		39	12/2006	0	0	0

				$57	$(219)	$(162)

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments  StocksPLUS® TR Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 18.4%
American Express Centurion Bank
5.390% due 04/17/2009	$1,200	$1,201

American Honda Finance Corp.
5.450% due 03/09/2009	500	501

ANZ National International Ltd.
5.539% due 08/07/2009	1,100	1,100

Bank of America Corp.
5.400% due 06/19/2009	1,700	1,702

Bear Stearns Cos., Inc.
5.457% due 03/30/2009	400	401
5.489% due 08/21/2009	200	200
5.635% due 04/29/2008	900	903

BNP Paribas
5.186% due 06/29/2049	200	190

CIT Group Holdings, Inc.
5.635% due 01/30/2009	1,100	1,103

CIT Group, Inc.
5.540% due 12/19/2008	100	100
5.608% due 05/23/2008	100	100
5.758% due 11/03/2010	300	301

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	297
5.408% due 12/26/2008	600	601
5.525% due 01/30/2009	800	801
6.125% due 08/25/2036	100	103

Ford Motor Credit Co.
5.590% due 03/13/2007	200	199

General Electric Capital Corp.
5.570% due 01/20/2010	500	501

General Motors Acceptance Corp.
6.407% due 01/16/2007	100	100

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	200	200
5.536% due 11/10/2008	300	301
5.585% due 07/29/2008	400	401
5.605% due 10/05/2007	700	701
5.841% due 07/23/2009	20	20

HBOS Treasury Services PLC
5.547% due 07/17/2009	600	601

HSBC Bank USA N.A.
5.530% due 06/10/2009	300	301

HSBC Finance Corp.
5.520% due 09/15/2008	1,000	1,003

HSBC Holdings PLC
6.500% due 05/02/2036	300	320

International Lease Finance Corp.
5.620% due 05/24/2010	1,500	1,504

JPMorgan Chase & Co.
5.698% due 10/02/2009	500	502

Lehman Brothers Holdings, Inc.
5.598% due 04/03/2009	300	300
5.599% due 12/23/2010	200	201
5.601% due 10/22/2008	500	501
5.696% due 11/10/2009	200	201
5.718% due 07/18/2011	300	301

MBNA Corp.
5.910% due 05/05/2008	1,100	1,108

Merrill Lynch & Co., Inc.
5.490% due 06/16/2008	1,600	1,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.550% due 02/09/2009	$900	$902
5.565% due 11/09/2007	600	601
5.751% due 01/22/2009	100	100

National Australia Bank Ltd.
5.430% due 09/11/2009	400	400

Pricoa Global Funding I
5.565% due 01/25/2008	600	601

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	200	200

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	200	200
5.580% due 10/21/2008	600	600

SLM Corp.
5.695% due 07/25/2008	1,300	1,305

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	97

Textron Financial Corp.
5.836% due 10/06/2006	800	800

Unicredito Italiano NY
5.398% due 12/03/2007	1,400	1,401

Wachovia Bank N.A.
5.429% due 03/23/2009	800	800

Wachovia Corp.
5.535% due 10/28/2008	600	601

Wells Fargo & Co.
5.430% due 03/10/2008	800	801
5.449% due 03/23/2010	800	801

		30,708

INDUSTRIALS 3.5%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	500	501

Comcast Corp.
5.800% due 07/14/2009	400	401

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,015

DaimlerChrysler N.A. Holding Corp.
5.740% due 11/17/2006	200	200
5.820% due 03/13/2009	300	300
5.918% due 08/03/2009	300	300

Diageo Capital PLC
5.546% due 11/10/2008	600	601

Oracle Corp.
5.730% due 01/13/2009	200	200

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	98

Safeway, Inc.
5.718% due 03/27/2009	1,300	1,303

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	500	500

Transocean, Inc.
5.591% due 09/05/2008	300	300

Viacom, Inc.
5.750% due 04/30/2011	50	50

Williams Cos., Inc.
6.375% due 10/01/2010	100	100

		5,869

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.3%
AT&T, Inc.
5.495% due 05/15/2008	$200	$200
5.612% due 11/14/2008	1,300	1,304

BellSouth Corp.
5.530% due 11/15/2007	500	501
5.580% due 08/15/2008	400	400

Embarq Corp.
7.995% due 06/01/2036	900	956

Florida Power Corp.
5.802% due 11/14/2008	700	702

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	102

Qwest Corp.
7.625% due 06/15/2015	100	104

Southern California Edison Co.
5.566% due 02/02/2009	200	200

Telefonica Emisones SAU
5.690% due 06/19/2009	1,000	1,001

		5,470

Total Corporate Bonds & Notes (Cost $41,906)		42,047

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	100	100

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	26

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2043	35	38
6.375% due 06/01/2032	125	137

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	200	210

Total Municipal Bonds & Notes (Cost $485)		511

U.S. GOVERNMENT AGENCIES 27.7%
Fannie Mae
4.340% due 03/01/2035	62	62
4.413% due 10/01/2034	51	50
4.468% due 09/01/2035	340	334
4.487% due 07/01/2035	295	292
4.617% due 09/01/2035	338	334
4.682% due 12/01/2033	156	155
4.713% due 12/01/2033	131	130
4.836% due 06/01/2035	338	335
5.000% due 10/01/2035 - 10/01/2036	9,409	9,045
5.011% due 06/01/2035	326	324
5.500% due 04/01/2034 - 10/01/2036	33,171	32,691
5.680% due 09/25/2042	279	281
6.000% due 10/01/2036	1,000	1,005
6.411% due 11/01/2035	75	77

Freddie Mac
4.714% due 06/01/2035	591	579
4.915% due 11/01/2034	236	232
5.000% due 12/15/2020 - 01/15/2024	406	405
5.500% due 08/15/2030	1	1
5.730% due 06/15/2018	37	37

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.520% due 06/01/2024	$22	$22

Total U.S. Government Agencies (Cost $46,177)		46,391

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	1,743	1,672
2.375% due 01/15/2025	108	110

Total U.S. Treasury Obligations (Cost $1,760)		1,782

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	59	57

Banc of America Funding Corp.
4.114% due 05/25/2035	81	80

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	2	2
4.750% due 10/25/2035	242	238

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	16	16

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	92	91
4.900% due 12/25/2035	174	173

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	704	695
5.610% due 02/25/2037	932	933

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	88	87
5.570% due 04/25/2035	276	277

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	91	91

GSR Mortgage Loan Trust
4.540% due 09/25/2035	255	251

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	117	117

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	172	172

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	398	398

Mellon Residential Funding Corp.
5.570% due 06/15/2030	10	10
5.770% due 12/15/2030	740	743

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	246	245
5.354% due 08/25/2034	334	334
6.064% due 01/25/2035	286	288

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	92	93

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	1,300	1,301

Washington Mutual, Inc.
5.520% due 04/25/2045	555	556
5.667% due 10/25/2046	900	903

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	375	372

Total Mortgage-Backed Securities (Cost $8,524)		8,523

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 8.1%
ACE Securities Corp.
5.384% due 10/25/2036	$500	$500
5.440% due 10/25/2035	175	175

Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	403	403

Argent Securities, Inc.
5.378% due 09/25/2036	193	193
5.410% due 01/25/2036	782	782
5.450% due 10/25/2035	26	26
5.470% due 02/25/2036	132	132

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	43	43
5.605% due 09/25/2034	367	367

Carrington Mortgage Loan Trust
5.395% due 02/25/2036	296	297

Chase Credit Card Master Trust
5.430% due 06/15/2009	1,300	1,301

Citigroup Mortgage Loan Trust, Inc.
5.630% due 11/25/2034	422	423

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047	500	500
5.810% due 12/25/2031	2	2

FBR Securitization Trust
5.450% due 11/25/2035	667	667

First Franklin Mortgage Loan Asset-Backed Certificates
5.440% due 03/25/2025	2	2

GSR Mortgage Loan Trust
5.430% due 11/25/2030	111	112

Home Equity Asset Trust
5.440% due 02/25/2036	428	429

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	188	189

Long Beach Mortgage Loan Trust
5.410% due 02/25/2036	181	181
5.420% due 01/25/2036	184	184
5.530% due 11/25/2034	70	70
5.610% due 10/25/2034	140	140

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	642	642

Park Place Securities, Inc.
5.642% due 10/25/2034	1,690	1,702

Quest Trust
5.410% due 12/25/2035	21	21

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	31	31

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	500	500
5.440% due 05/25/2025	36	36

SACO I, Inc.
5.440% due 11/25/2020	25	25

SLM Student Loan Trust
5.370% due 04/25/2012	1,100	1,100
5.485% due 01/25/2016	500	500
5.485% due 01/25/2018	224	224
5.495% due 01/26/2015	152	152
5.505% due 07/25/2013	4	4

Soundview Home Equity Loan Trust
5.390% due 06/25/2036	607	607
5.440% due 05/25/2035	14	14

Structured Asset Securities Corp.
5.460% due 12/25/2035	263	263

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.450% due 12/25/2035		$594	$594

Total Asset-Backed Securities (Cost $13,517)			13,533

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
7.875% due 03/07/2015		400	439

Russia Government International Bond
8.250% due 03/31/2010		18	19

Total Sovereign Issues (Cost $424)			458

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	382

Total Foreign Currency-Denominated Issues (Cost $374)			382

		SHARES
PREFERRED STOCKS 0.0%
DG Funding Trust
7.749% due 12/31/2049		3	32

Total Preferred Stocks (Cost $32)			32

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 49.4%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
4.485% due 01/29/2007		$400	400

COMMERCIAL PAPER 30.5%
Bank of Ireland
5.260% due 12/05/2006		4,600	4,555

Barclays U.S. Funding Corp.
5.265% due 12/07/2006		1,400	1,386
5.275% due 11/21/2006		1,900	1,886
5.300% due 11/15/2006		1,400	1,391

Dexia Delaware LLC
5.265% due 11/21/2006		2,100	2,084
5.370% due 10/10/2006		2,900	2,896

DnB NORBank ASA
5.255% due 12/07/2006		3,900	3,861

General Electric Capital Corp.
5.270% due 11/14/2006		3,700	3,677
5.370% due 10/10/2006		1,000	999

HBOS Treasury Services PLC
5.260% due 12/08/2006		3,600	3,563
5.380% due 10/12/2006		900	899

Rabobank USA Financial Corp.
5.360% due 10/02/2006		2,200	2,200

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006		4,600	4,553

Societe Generale N.A.
5.245% due 01/08/2007		1,800	1,774
5.290% due 12/18/2006		2,000	1,977
5.375% due 10/11/2006		1,300	1,298

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		4,500	4,500

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.260% due 12/01/2006	$900	$892
5.280% due 11/16/2006	1,500	1,490
5.370% due 10/10/2006	2,700	2,697

Viacom, Inc.
5.600% due 03/22/2007	250	250

Westpac Capital Corp.
5.265% due 11/21/2006	2,200	2,184

		51,012

REPURCHASE AGREEMENTS 8.3%
Lehman Brothers, Inc.
5.050% due 10/02/2006	8,000	8,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $8,175. Repurchase proceeds are $8,003.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 10/02/2006		$5,851	$5,851

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.760% due 12/28/2006 valued at $5,971. Repurchase proceeds are $5,853.)

			13,851

BELGIUM TREASURY BILLS 1.1%
2.757% due 10/12/2006	EUR	1,490	1,888

FRANCE TREASURY BILLS 1.7%
2.860% due 10/12/2006 - 12/21/2006 (a)		2,230	2,817

GERMANY TREASURY BILLS 0.1%
3.090% due 01/17/2007		100	126

NETHERLANDS TREASURY BILLS 0.6%
2.946% due 10/31/2006 (a)		800	1,012

SPAIN TREASURY BILLS 0.6%
2.890% due 12/22/2006	EUR	800	1,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.2%
4.817% due 11/30/2006 - 12/14/2006 (a)(d)	$10,540	$10,425

Total Short-Term Instruments (Cost $82,514)		82,538

PURCHASED OPTIONS (f) 0.2%
(Cost $238)		338

Total Investments (c) 117.6% (Cost $195,951)		$196,535

Written Options (g) (0.3%) (Premiums $307)		(518)

Other Assets and Liabilities (Net) (17.3%)		(28,856)

Net Assets 100.0%		$167,161

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $2,993 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $10,425 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	344	$82
90-Day Eurodollar December Futures	Long	12/2007	287	217
90-Day Eurodollar June Futures	Long	06/2007	570	249
90-Day Eurodollar June Futures	Long	06/2008	4	4
90-Day Eurodollar March Futures	Long	03/2007	144	(89)
90-Day Eurodollar March Futures	Long	03/2008	32	35
90-Day Eurodollar September Futures	Long	09/2007	478	365
Euro-Bobl 5-Year Note Futures	Long	12/2006	6	1
Euro-Bund 10-Year Note Futures	Long	12/2006	4	3
S&P 500 Emini Index December Futures	Long	12/2006	45	18
S&P 500 Index December Futures	Short	12/2006	510	(4,284)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	34	22
U.S. Treasury 10-Year Note December Futures	Long	12/2006	133	135
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	97	197
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	14	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	7	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	12	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	1

				$(3,036)

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	13,000	$0
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011		$500	(2)
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.495%	08/20/2011		500	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		200	0
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016		500	(3)

							$(6)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	$2
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	11
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$100	3

							$16

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$97.250	12/18/2006	14	$0	$0
Put - CME 90-Day Eurodollar December Futures	91.750	12/18/2006	24	0	0
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	74	1	0
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	46	1	0
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	83	1	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,251	12	8
Put - CME 90-Day Eurodollar June Futures	91.750	06/18/2007	10	0	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	129	1	1
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	250	2	2
Call - CME S&P 500 Index December Futures	1,600.000	12/14/2006	360	10	0

				$28	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	3,000	$17	$26
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	700	3	4
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		400	2	2
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$3,600	5	6
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		3,000	17	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		5,000	20	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		2,000	9	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		2,300	8	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		9,100	40	63
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		9,000	40	72
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		8,000	38	94
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		4,200	11	20

								$210	$326

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments StocksPLUS® TR Short Strategy Fund (Cont.)	(Unaudited) September 30, 2006

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$110.000	11/21/2006	4	$9	$11
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	46	27	87
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	22	8	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	24	8	0
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10	7	8
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	50	39	73
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	1
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3	3	4

				$103	$184

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007	EUR	1,000	$13	$25
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	200	3	4
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		400	2	5
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,700	6	12
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,000	13	2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	20	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,000	8	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		4,000	41	68
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		4,000	41	74
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,000	33	82
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		1,800	11	22

								$204	$334

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	463	10/2006	$0	$(2)	$(2)
Buy	CNY	1,014	03/2007	0	(1)	(1)
Sell	EUR	5,068	10/2006	17	0	17
Sell	GBP	29	10/2006	1	0	1
Buy	JPY	508,692	11/2006	0	(137)	(137)
Buy	KRW	224,526	05/2007	0	(1)	(1)
Buy	RUB	4,471	03/2007	0	0	0
Buy	SGD	81	11/2006	0	0	0
Buy	TWD	1,605	02/2007	0	(1)	(1)

				$18	$(142)	$(124)

48	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$2,040	$2,054
7.390% due 12/20/2012	8,381	8,407
7.485% due 12/20/2012	524	525

Shackleton Re Ltd.
12.968% due 08/01/2008	5,000	4,987
13.468% due 08/01/2008	3,000	3,004
13.489% due 02/07/2008	5,500	5,540

Total Bank Loan Obligations (Cost $24,395)		24,517

CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 1.5%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	29,300	29,039
11.758% due 01/09/2009	18,000	17,085

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,915

Citigroup, Inc.
5.525% due 01/30/2009	11,200	11,211

Export-Import Bank of Korea
5.590% due 10/04/2011 (b)	15,200	15,180

Ford Motor Credit Co.
5.700% due 01/15/2010	800	740
6.194% due 09/28/2007	1,200	1,189
6.340% due 03/21/2007	11,100	11,074
7.875% due 06/15/2010	5,400	5,263

General Electric Capital Corp.
5.430% due 12/12/2008	10,200	10,214

Kamp Re 2005 Ltd.
5.430% due 12/14/2007 (a)	5,000	3

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	240	218

Rabobank Nederland
5.527% due 01/15/2009	9,200	9,206

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Vita Capital Ltd.
6.830% due 01/01/2007	6,200	6,221
6.908% due 01/01/2010	5,500	5,366

Wachovia Bank N.A.
5.461% due 12/02/2010	27,200	27,237

		173,259

INDUSTRIALS 0.7%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,060

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,300	3,309
8.875% due 09/15/2008	9,800	10,290

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,421
7.875% due 12/15/2007	7,600	7,733

EchoStar DBS Corp.
5.750% due 10/01/2008	2,800	2,782

El Paso Corp.
6.950% due 12/15/2007	1,000	1,015
7.625% due 08/16/2007	1,700	1,730
7.625% due 09/01/2008	1,300	1,337

HCA, Inc.
7.250% due 05/20/2008	3,200	3,240

Host Marriott LP
9.250% due 10/01/2007	1,300	1,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.500% due 01/15/2007	$5,820	$5,900

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,172

Mirage Resorts, Inc.
7.250% due 10/15/2006	1,000	1,000

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	271
8.625% due 02/01/2022	200	241
9.250% due 03/30/2018	8,300	10,263

Reynolds American, Inc.
6.500% due 06/01/2007	9,100	9,170

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,928

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,500	3,539

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,000

		89,748

UTILITIES 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	103

Embarq Corp.
7.082% due 06/01/2016	4,200	4,292

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	2,000	2,011

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,509

		7,915

Total Corporate Bonds & Notes (Cost $276,370)		270,922

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,297

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,375	1,389

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	2,000	2,106

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,720

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,204

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	445	477

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	2,300	2,578

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	1,270	1,359

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,272

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,075

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	$3,205	$3,524

Total Municipal Bonds & Notes (Cost $15,739)		18,001

COMMODITY INDEX-LINKED NOTES 29.5%
ABN AMRO Bank NV
5.300% due 05/14/2007	102,500	90,350

AIG
0.000% due 12/20/2006	150,000	133,176
4.850% due 02/28/2007	103,000	95,270

Bank of America N.A.
5.217% due 10/22/2007	222,000	232,525

Barclays Bank PLC
4.794% due 03/22/2007	20,000	17,111
5.234% due 05/04/2007	100,000	92,114
5.380% due 05/07/2007	150,000	136,686

Bear Stearns
0.000% due 10/12/2007	182,000	176,180

Calyon
0.000% due 07/16/2007	117,000	93,300

Commonwealth Bank of Australia
0.000% due 06/21/2007	184,000	163,383

Credit Suisse First Boston
0.000% due 11/20/2006	196,000	172,615
4.676% due 05/07/2007	50,000	47,832

Eksportfinans A/S
0.000% due 05/18/2007	221,500	183,938

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	38,965

IXIS Financial Products, Inc.
5.110% due 04/30/2007	100,000	99,553
5.257% due 04/09/2007	98,000	89,096

JPMorgan Chase Bank
4.120% due 02/12/2007	100,000	83,901
4.679% due 04/30/2007	124,000	109,656

LBBW
0.000% due 10/25/2007	222,000	224,553

Lehman Brothers Treasury Co. BV
0.000% due 05/08/2007	100,000	94,369

Merrill Lynch Mortgage Investors, Inc.
4.738% due 03/19/2007	98,000	91,159

Morgan Stanley
4.729% due 04/30/2007	98,000	90,569
4.729% due 05/01/2007	100,000	88,473
5.290% due 10/22/2007	124,000	125,493

Rabobank Nederland
0.000% due 07/21/2007	231,000	208,315

Svensk ExportKredit AB
0.000% due 03/30/2007	125,000	126,398
0.000% due 04/18/2007	98,000	89,832

TD NY LLC
5.190% due 06/22/2007	232,000	183,674

UBS AG
5.390% due 02/20/2007	97,000	79,958

Total Commodity Index-Linked Notes (Cost $3,785,000)		3,458,444

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
4.672% due 05/01/2035	1,585	1,566
4.681% due 04/01/2035	739	733
5.000% due 07/01/2035 -10/01/2036	30,874	29,695

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.460% due 03/25/2036	$5,501	$5,502
5.500% due 01/01/2034 - 10/01/2036	504,487	497,103
5.632% due 09/01/2044 - 10/01/2044	9,052	9,109
5.950% due 02/25/2044	15,318	15,259
6.000% due 10/01/2036	139,100	139,752

Total U.S. Government Agencies (Cost $695,711)		698,719

U.S. TREASURY OBLIGATIONS 112.5%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,319,900	1,251,173
1.625% due 01/15/2015	233,678	222,341
1.875% due 07/15/2013	511,674	498,583
1.875% due 07/15/2015	896,731	868,568
2.000% due 01/15/2014	635,530	623,590
2.000% due 07/15/2014	771,125	756,004
2.000% due 01/15/2016	366,767	358,458
2.000% due 01/15/2026	470,207	451,105
2.375% due 04/15/2011	315,757	316,189
2.375% due 01/15/2025	1,315,297	1,336,877
2.500% due 07/15/2016	301,879	308,012
3.000% due 07/15/2012	1,092,726	1,134,088
3.375% due 01/15/2007	652,490	647,036
3.375% due 01/15/2012	5,444	5,732
3.375% due 04/15/2032	56,292	69,914
3.500% due 01/15/2011	468,073	490,416
3.625% due 01/15/2008	868,475	875,701
3.625% due 04/15/2028	806,286	999,449
3.875% due 01/15/2009	328,179	337,704
3.875% due 04/15/2029	596,751	771,254
4.250% due 01/15/2010	420,680	445,066

U.S. Treasury Bonds
4.500% due 02/15/2036	25,600	24,538
6.250% due 08/15/2023	3,000	3,484
8.875% due 08/15/2017	20,000	27,027

U.S. Treasury Notes
3.875% due 09/15/2010	29,640	28,891
4.500% due 02/28/2011	45,400	45,244
4.500% due 11/15/2015	1,500	1,486
4.875% due 04/30/2011	230,200	232,835
4.875% due 08/15/2016	50,000	50,961
5.125% due 05/15/2016	28,900	29,988

Total U.S. Treasury Obligations (Cost $13,282,290)		13,211,714

MORTGAGE-BACKED SECURITIES 1.7%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,875	2,850

Countrywide Alternative Loan Trust
5.410% due 09/20/2046	13,444	13,431

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	8,955	8,947

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.430% due 10/25/2036	17,100	17,098

GSR Mortgage Loan Trust
4.540% due 09/25/2035	26,652	26,299

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	5,039	5,053

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	11,374	11,376

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	27,524	27,497

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	56,800	56,845

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.777% due 07/25/2046	$24,149	$24,149

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	10,600	10,436

Total Mortgage-Backed Securities (Cost $204,143)		203,981

ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp.
5.374% due 07/25/2036	8,854	8,860

Argent Securities, Inc.
5.376% due 10/25/2036	14,300	14,318

Asset-Backed Funding Certificates
5.680% due 06/25/2034	22,413	22,448

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 01/25/2036	3,054	3,058

Capital One Auto Finance Trust
5.117% due 05/15/2007	5,570	5,574

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	27,600	27,630

Citigroup Mortgage Loan Trust, Inc.
5.630% due 11/25/2034	3,255	3,262

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	22,535	22,549
5.380% due 01/25/2037	15,161	15,171
5.390% due 09/25/2046	8,705	8,705
5.416% due 07/25/2036	10,200	10,208
5.430% due 10/25/2036	15,351	15,344

First NLC Trust
5.450% due 02/25/2036	7,492	7,497

GSR Mortgage Loan Trust
5.430% due 11/25/2030	1,115	1,116

Indymac Residential Asset-Backed Trust
5.380% due 11/25/2036	6,300	6,299

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	3,439	3,441
5.380% due 08/25/2036	15,078	15,086

Lehman XS Trust
5.410% due 07/25/2046	14,274	14,126

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	2,489	2,491

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	11,239	11,245
5.390% due 04/25/2037	1,479	1,480
5.394% due 07/25/2037	8,600	8,604
5.410% due 01/25/2037	6,031	6,035

Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007	293	293

Residential Asset Securities Corp.
5.400% due 04/25/2036	2,110	2,111
5.420% due 01/25/2036	2,913	2,916

SLM Student Loan Trust
5.370% due 04/25/2012	5,700	5,700
5.505% due 07/25/2013	15	15
5.575% due 10/25/2013	4,455	4,462

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	14,300	14,298
5.400% due 02/25/2036	1,932	1,933
5.400% due 03/25/2036	964	965
5.430% due 12/25/2035	2,752	2,754

WFS Financial Owner Trust
3.590% due 10/19/2009	6,167	6,111

Total Asset-Backed Securities (Cost $276,114)		276,105

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
5.625% due 01/15/2017		$300	$297

Russia Government International Bond
10.000% due 06/26/2007		4,000	4,138

Total Sovereign Issues (Cost $4,445)			4,435

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,508	25,202

France Government Bond
3.000% due 07/25/2012 (d)	EUR	11,009	15,079
3.150% due 07/25/2032 (d)		1,079	1,788

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		4,281	5,587

Pylon Ltd.
4.833% due 12/18/2008		2,600	3,308
7.233% due 12/18/2008		4,300	5,457

Sweden Government Bond
3.500% due 12/01/2015	SEK	12,000	2,100

Total Foreign Currency-Denominated Issues (Cost $51,824)			58,521

SHORT-TERM INSTRUMENTS 14.5%

COMMERCIAL PAPER 2.3%
Abbey National N.A. LLC
5.240% due 10/26/2006		9,900	9,865
5.260% due 10/05/2006		1,100	1,099

Bank of America Corp.
5.260% due 12/14/2006		1,800	1,780
5.260% due 12/18/2006		2,800	2,767

Barclays U.S. Funding Corp.
5.230% due 12/27/2006		1,000	987
5.235% due 12/22/2006		10,000	9,878

BNP Paribas Finance
5.240% due 01/19/2007		7,300	7,182
5.245% due 10/27/2006		3,600	3,587

CBA (de) Finance
5.240% due 10/30/2006		100	100
5.245% due 10/25/2006		9,800	9,767

Cox Communications, Inc.
5.619% due 01/16/2007		12,300	12,300

Danske Corp.
5.255% due 01/18/2007		1,900	1,869

Dexia Delaware LLC
5.250% due 12/20/2006		7,300	7,213

Fortis Funding LLC
5.240% due 10/25/2006		9,800	9,767

General Electric Capital Corp.
5.250% due 01/16/2007		1,800	1,772

HBOS Treasury Services PLC
5.230% due 12/27/2006		3,900	3,850
5.255% due 12/21/2006		7,000	6,916

Lloyds TSB Bank PLC
5.245% due 10/27/2006		9,400	9,366
5.250% due 10/26/2006		1,400	1,395

Rabobank USA Financial Corp.
5.270% due 10/02/2006		10,100	10,100
5.360% due 10/02/2006		1,100	1,100

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sanofi Aventis
5.250% due 11/08/2006	$7,000	$6,962
5.250% due 11/15/2006	4,000	3,974

Svenska Handelsbanken, Inc.
5.240% due 11/27/2006	9,800	9,720

Time Warner, Inc.
5.390% due 01/25/2007	7,200	7,077

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	81,900	81,900

UBS Finance Delaware LLC
5.205% due 01/26/2007	9,900	9,730
5.340% due 10/02/2006	1,400	1,400

Viacom, Inc.
5.594% due 05/29/2007	19,800	19,800
5.600% due 03/22/2007	19,700	19,207

		272,430

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.9%
Credit Suisse First Boston
5.050% due 10/02/2006		$92,900	$92,900
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $95,415. Repurchase proceeds are $92,939.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		15,807	15,807
(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $14,990 and Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,139. Repurchase proceeds are $15,813.)

			108,707

FRANCE TREASURY BILLS 6.2%
2.865% due 10/12/2006 - 12/07/2006 (c)	EUR	571,820	723,455

GERMANY TREASURY BILLS 3.3%
2.863% due 10/18/2006 - 01/17/2007 (c)		307,400	388,067

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

NETHERLANDS TREASURY BILLS 1.1%
2.950% due 10/31/2006 (c)	EUR	105,440	$133,387

U.S. TREASURY BILLS 0.7%
4.783% due 11/30/2006 - 12/14/2006 (c)(e)(f)(h)		$79,805	78,973

Total Short-Term Instruments (Cost $1,701,765)			1,705,019

PURCHASED OPTIONS (j) 0.0%
(Cost $3,022)			4,405

Total Investments (g) 169.8% (Cost $20,320,818)			$19,934,783

Written Options (k) (0.1%) (Premiums $7,418)			(10,956)

Other Assets and Liabilities (Net) (69.7%)			(8,183,723)

Net Assets 100.0%			$11,740,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $22,993 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	Securities with an aggregate market value of $22,694 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $3,594,503 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $23,644 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	276	$(376)
90-Day Eurodollar December Futures	Long	12/2007	2,729	1,155
90-Day Eurodollar December Futures	Long	12/2008	622	288
90-Day Eurodollar June Futures	Long	06/2007	1,122	(246)
90-Day Eurodollar June Futures	Long	06/2009	622	311
90-Day Eurodollar March Futures	Long	03/2008	877	553
90-Day Eurodollar March Futures	Long	03/2009	622	288
90-Day Eurodollar September Futures	Long	09/2007	629	238
90-Day Eurodollar September Futures	Long	09/2008	622	288
Euro-Bund 10-Year Note Futures	Short	12/2006	785	(629)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,740	5,412
U.S. Treasury 10-Year Note December Futures	Long	12/2006	5,708	5,299
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	1,600	(585)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	514

				$12,510

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2007	$3,000	$36
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	3,500	176
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	3,000	64
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,000	72
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%	)	06/20/2007	99,000	(8)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		06/20/2011	2,200	157
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	22

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)	(Unaudited) September 30, 2006

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	$1,000	$22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	51
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	28
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	62
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	9
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	21
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	121
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	24
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	19
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	30
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	12
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	7
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	147
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	4,600	320
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	1,000	70

						$1,716

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	$(685)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	67
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	38
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(13)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	283
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	360
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	73
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	54
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		70,600	3,201
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.028%	10/15/2011		25,900	0
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		35,000	1,509
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	202
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	12
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	33
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	1,027
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(836)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	766
UBS AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	43
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	(119)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$314,200	(9,321)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		51,200	479
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(3,163)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(4,459)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		136,150	1,274
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		74,100	(1,525)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		306,000	(9,078)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,800	(142)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		113,100	(1,810)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		155,700	(4,619)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		78,700	(4,673)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2008		170,000	1,591
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		95,900	(2,846)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		68,600	(4,073)
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		154,400	1,445
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	2,647

							$(32,258)

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	465,584	$1,669
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	650,185	2,331
Goldman Sachs & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	339,966	1,219
JPMorgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	168,104	64
Lehman Brothers, Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	630,841	2,262
Morgan Stanley	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	877,787	3,153

					$10,698

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	8,738	$165	$136
Put - CBOT U.S. Treasury 10-Year Note December Futures	101.000	11/21/2006	8,110	153	127
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	3,500	66	55
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	2,676	26	17
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	3,614	34	22
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	3,055	29	19

				$473	$376

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$499,000	$2,196	$3,993
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	96,000	353	768

							$2,549	$4,761

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	03/20/2007	$88,700	$0	$(275)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/20/2007	122,700	0	(380)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	28,200	0	(77)

					$0	$(732)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 112.000	11/21/2006	1,707	$1,062	$2,134
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	517	209	396
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	1,707	367	26
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	517	217	32

				$1,855	$2,588

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$213,000	$1,108	$3,591
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	107,000	1,214	32
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	106,000	697	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	215,000	2,187	3,978
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	42,000	357	759

							$5,563	$8,368

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)	(Unaudited) September 30, 2006

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.000%	11/15/2007	$1,000	$982	$994
U.S. Treasury Notes	3.375%	02/15/2008	75,000	73,585	73,994
U.S. Treasury Notes	4.750%	05/15/2014	110,200	110,349	113,274
U.S. Treasury Notes	4.875%	08/15/2016	41,500	41,780	42,655

				$226,696	$230,917

(3) Market value includes $2,862 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	19,936	10/2006	$104	$0	$104
Buy	CNY	341,558	09/2007	147	0	147
Sell	EUR	876,888	10/2006	7,529	0	7,529
Sell	GBP	6,474	10/2006	138	0	138
Buy	JPY	41,919,012	11/2006	0	(10,522)	(10,522)
Sell		5,574,373	11/2006	410	0	410
Buy	PLN	2,748	11/2006	0	(6)	(6)
Buy	RUB	23,123	03/2007	0	(1)	(1)
Sell	SEK	15,677	12/2006	23	0	23

				$8,351	$(10,529)	$(2,178)

54	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	55

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class A
09/30/2006+	$12.56	$0.28	$0.10	$0.38	$(0.26)	$0.00
03/31/2006	12.60	0.81	(0.08)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)
Class B
09/30/2006+	12.49	0.23	0.11	0.34	(0.22)	0.00
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
09/30/2006+	12.48	0.23	0.10	0.33	(0.22)	0.00
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)

All Asset All Authority Fund
Class A
09/30/2006+	$10.61	$0.17	$0.02	$0.19	$(0.14)	$0.00
07/29/2005 - 03/31/2006	10.96	0.57	(0.39)	0.18	(0.51)	(0.02)
Class C
09/30/2006+	10.58	0.13	0.03	0.16	(0.11)	0.00
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)

Fundamental IndexPLUS™ TR Fund
Class A
09/30/2006+	$10.27	$0.18	$0.43	$0.61	$(0.27)	$0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.44)	0.00
Class C
09/30/2006+	10.26	0.14	0.43	0.57	(0.24)	0.00
06/30/2005 - 03/31/2006	10.00	0.20	0.47	0.67	(0.41)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.

(d) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40%.

56	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
$0.00	$(0.26)	$12.68	3.09%	$1,587,542	0.85	%*	0.85	%*	4.42	%*	41%
0.00	(0.77)	12.56	5.83	1,716,654	0.87	(d)	0.87	(d)	6.25		56
0.00	(0.77)	12.60	4.66	907,980	0.86	(b)	0.86	(b)	6.42		92
0.00	(0.54)	12.78	17.22	333,578	0.87	*(b)	0.87	*(b)	6.41	*	99
0.00	(0.22)	12.61	2.74	293,244	1.60	*	1.60	*	3.68	*	41
0.00	(0.68)	12.49	5.05	312,732	1.62	(d)	1.62	(d)	5.45		56
0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	1.61	(c)	5.56		92
0.00	(0.49)	12.73	16.32	86,963	1.62	*(c)	1.62	*(c)	5.95	*	99
0.00	(0.22)	12.59	2.66	1,456,072	1.60	*	1.60	*	3.68	*	41
0.00	(0.69)	12.48	5.00	1,549,370	1.62	(d)	1.62	(d)	5.58		56
0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	1.61	(c)	5.66		92
0.00	(0.49)	12.73	16.37	290,297	1.62	*(c)	1.62	*(c)	5.64	*	99
$0.00	$(0.14)	$10.66	1.87%	$262,468	2.34	%*	0.90	%*	3.14	%*	55%
0.00	(0.53)	10.61	1.57	227,564	2.06	*(d)	0.90	*(d)	8.00	*	62
0.00	(0.11)	10.63	1.53	148,940	3.09	*	1.65	*	2.39	*	55
0.00	(0.50)	10.58	1.03	125,977	2.80	*(d)	1.65	*(d)	6.62	*	62
$0.00	$(0.27)	$10.61	6.03%	$26,836	1.14	%*	1.14	%*	3.43	%*	295%
0.00	(0.44)	10.27	7.19	24,117	1.15	*	1.15	*	3.40	*	426
0.00	(0.24)	10.59	5.60	7,397	1.89	*	1.89	*	2.69	*	295
0.00	(0.41)	10.26	6.75	5,726	1.90	*	1.90	*	2.64	*	426

Semiannual Report	September 30, 2006	57

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class A
09/30/2006+	$12.33	$0.22	$0.05	$0.27	$(0.31)	$0.00
03/31/2006	10.39	0.37	2.97	3.34	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Class B
09/30/2006+	12.21	0.17	0.05	0.22	(0.27)	0.00
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00
Class C
09/30/2006+	12.22	0.17	0.05	0.22	(0.27)	0.00
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00

RealEstateRealReturn Strategy Fund
Class A
09/30/2006+	$9.12	$0.21	$0.53	$0.74	$(0.57)	$0.00
03/31/2006	9.26	0.40	2.58	2.98	(3.02)	(0.10)
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00
Class B
09/30/2006+	9.02	0.17	0.53	0.70	(0.54)	0.00
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00
Class C
09/30/2006+	9.02	0.17	0.53	0.70	(0.54)	0.00
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

Small Cap StocksPLUS® TR Fund
Class A
07/31/2006 - 09/30/2006+	$9.13	$0.07	$0.42	$0.49	$0.00	$0.00
Class C
07/31/2006 - 09/30/2006+	9.13	0.06	0.41	0.47	0.00	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.45%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

58	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
$0.00	$(0.31)	$12.29	2.33%	$17,909	1.26	%*	1.25	%*	3.68	%*	325%
0.00	(1.40)	12.33	32.93	19,522	1.28	(e)	1.28	(e)	3.11		682
(0.15)	(1.53)	10.39	9.70	2,643	1.35		1.35		0.91		666
0.00	(0.26)	10.76	10.31	229	1.35	*(b)	1.35	*(b)	5.91	*	41
0.00	(0.27)	12.16	1.89	13,197	2.01	*	2.00	*	2.93	*	325
0.00	(1.34)	12.21	31.97	14,053	2.03	(e)	2.03	(e)	2.34		682
(0.15)	(1.50)	10.33	8.83	1,952	2.10		2.10		0.29		666
0.00	(0.23)	10.76	10.00	79	2.10	*(c)	2.10	*(c)	7.07	*	41
0.00	(0.27)	12.17	1.90	12,311	2.01	*	2.00	*	2.94	*	325
0.00	(1.34)	12.22	32.02	12,639	2.03	(e)	2.03	(e)	2.33		682
(0.15)	(1.49)	10.33	8.92	2,397	2.10		2.10		0.04		666
0.00	(0.25)	10.74	9.99	832	2.10	*(d)	2.10	*(d)	8.06	*	41
$0.00	$(0.57)	$9.29	8.71%	$38,688	1.19	%*	1.19	%*	4.66	%*	324%
0.00	(3.12)	9.12	35.66	39,523	1.21	(e)	1.21	(e)	3.95		337
(0.07)	(4.24)	9.26	10.22	21,648	1.24		1.24		2.40		510
0.00	(0.84)	11.95	29.25	9,791	1.24	*(g)	1.24	*(g)	35.36	*	158
0.00	(0.54)	9.18	8.32	13,063	1.94	*	1.94	*	3.89	*	324
0.00	(3.05)	9.02	34.49	12,290	1.97	(e)	1.97	(e)	3.23		337
(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.99		1.50		510
0.00	(0.82)	11.94	28.97	3,280	1.99	*(f)	1.99	*(f)	37.52	*	158
0.00	(0.54)	9.18	8.32	25,318	1.94	*	1.94	*	3.89	*	324
0.00	(3.05)	9.02	34.50	23,781	1.96	(e)	1.96	(e)	3.19		337
(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.99		1.61		510
0.00	(0.83)	11.93	28.90	6,193	1.99	*(h)	1.99	*(h)	33.81	*	158
$0.00	$0.00	$9.62	(3.93)%	$11	1.14	%*	1.14	%*	4.53	%*	398%
0.00	0.00	9.60	(4.38)	10	1.89	*	1.89	*	3.78	*	398

Semiannual Report	September 30, 2006	59

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Fund
Class A
09/30/2006+	$10.14	$0.19	$0.17	$0.36	$(0.18)	$0.00
03/31/2006	9.48	0.29	0.60	0.89	(0.23)	0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00
03/31/2002	10.10	0.38	(0.29)	0.09	(0.22)	0.00
Class B
09/30/2006+	9.90	0.15	0.16	0.31	(0.14)	0.00
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00
03/31/2002	9.98	0.31	(0.29)	0.02	(0.17)	0.00
Class C
09/30/2006+	9.98	0.16	0.18	0.34	(0.16)	0.00
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00
03/31/2002	10.03	0.33	(0.29)	0.04	(0.19)	0.00

StocksPLUS® Total Return Fund
Class A
09/30/2006+	$11.74	$0.23	$0.30	$0.53	$(0.15)	$0.00
03/31/2006	12.40	0.41	0.77	1.18	(0.63)	(1.21)
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)
Class B
09/30/2006+	11.59	0.18	0.30	0.48	(0.11)	0.00
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
09/30/2006+	11.60	0.18	0.30	0.48	(0.11)	0.00
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class A
07/31/2006 - 09/30/2006+	$9.15	$0.06	$(0.20)	$(0.14)	$(0.05)	$0.00
Class C
07/31/2006 - 09/30/2006+	9.15	0.05	(0.21)	(0.16)	(0.04)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05%, to 0.35%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

60	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
$0.00	$(0.18)	$10.32	3.60%	$133,198	1.00	%*	1.00	%*	3.75	%*	49%
0.00	(0.23)	10.14	9.50	139,925	1.03	(b)	1.03	(b)	2.93		239
0.00	(0.49)	9.48	5.39	144,810	1.05		1.05		1.05		371
0.00	(0.70)	9.47	34.40	125,955	1.05		1.05		0.67		287
0.00	(0.12)	7.58	(22.82)	78,753	1.05		1.05		2.19		282
0.00	(0.22)	9.97	0.86	107,085	1.06		1.05		3.79		455
0.00	(0.14)	10.07	3.19	43,338	1.75	*	1.75	*	3.00	*	49
0.00	(0.18)	9.90	8.75	59,698	1.78	(b)	1.78	(b)	2.11		239
0.00	(0.42)	9.27	4.46	101,416	1.80		1.80		0.23		371
0.00	(0.63)	9.28	33.43	142,897	1.80		1.80		(0.08)		287
0.00	(0.10)	7.44	(23.32)	116,047	1.80		1.80		1.50		282
0.00	(0.17)	9.83	0.13	200,010	1.81		1.80		3.12		455
0.00	(0.16)	10.16	3.41	99,180	1.50	*	1.50	*	3.26	*	49
0.00	(0.20)	9.98	8.90	109,035	1.53	(b)	1.53	(b)	2.41		239
0.00	(0.44)	9.35	4.82	133,950	1.55		1.55		0.51		371
0.00	(0.65)	9.35	33.78	152,375	1.55		1.55		0.18		287
0.00	(0.11)	7.49	(23.14)	116,803	1.55		1.55		1.73		282
0.00	(0.19)	9.88	0.31	187,100	1.56		1.55		3.33		455
$0.00	$(0.15)	$12.12	4.55%	$40,892	1.14	%*	1.14	%*	3.93	%*	81%
0.00	(1.84)	11.74	9.74	41,234	1.17	(e)	1.17	(e)	3.28		322
0.00	(0.53)	12.40	6.24	40,704	1.19	(c)	1.19	(c)	0.89		414
0.00	(0.42)	12.16	17.28	29,621	1.19	*(c)	1.19	*(c)	0.20	*	282
0.00	(0.11)	11.96	4.14	18,047	1.89	*	1.89	*	3.18	*	81
0.00	(1.76)	11.59	9.05	19,425	1.92	(e)	1.92	(e)	2.54		322
0.00	(0.48)	12.26	5.42	15,881	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.07	16.28	10,505	1.92	*(f)	1.92	*(f)	(0.54	)*	282
0.00	(0.11)	11.97	4.13	23,876	1.89	*	1.89	*	3.18	*	81
0.00	(1.75)	11.60	8.98	26,952	1.92	(e)	1.92	(e)	2.49		322
0.00	(0.48)	12.27	5.41	29,975	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.08	16.40	23,048	1.92	*(f)	1.92	*(f)	(0.54	)*	282
$0.00	$(0.05)	$8.96	1.36%	$191	1.14	%*	1.14	%*	3.99	%*	220%
0.00	(0.04)	8.95	0.82	10	1.89	*	1.89	*	3.14	*	220

Semiannual Report	September 30, 2006	61

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

CommodityRealReturn Strategy Fund®
Class A
09/30/2006+	$13.93	$0.25	$(0.25)	$0.00	$(0.09)	$0.00
03/31/2006	16.22	0.59	(0.17)	0.42	(1.82)	(0.07)
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00
Class B
09/30/2006+	13.81	0.20	(0.26)	(0.06)	(0.03)	0.00
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00
Class C
09/30/2006+	13.79	0.20	(0.25)	(0.05)	(0.03)	0.00
03/31/2006	16.12	0.46	(0.17)	0.29	(1.67)	(0.07)
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.

62	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.09)	$13.84	(0.03)%	$2,071,717	1.24	%*	1.24	%*	3.46	%*	360%
(0.82)	(2.71)	13.93	1.74	2,430,814	1.24		1.24		3.73		292
0.00	(0.95)	16.22	10.37	1,864,428	1.24		1.24		2.47		264
0.00	(1.53)	15.65	44.77	912,154	1.24		1.24		1.50		290
0.00	(0.77)	12.02	12.64	22,380	1.24	*(b)	1.24	*(b)	(35.36	)*	492

0.00	(0.03)	13.72	(0.41)	261,867	1.99	*	1.99	*	2.72	*	360
(0.82)	(2.62)	13.81	0.93	302,114	1.99		1.99		3.02		292
0.00	(0.84)	16.14	9.53	287,035	1.99		1.99		1.75		264
0.00	(1.46)	15.59	43.77	145,122	1.99		1.99		0.80		290
0.00	(0.76)	12.00	12.44	5,858	1.99	*(c)	1.99	*(c)	(37.16	)*	492

0.00	(0.03)	13.71	(0.34)	1,248,331	1.99	*	1.99	*	2.72	*	360
(0.83)	(2.57)	13.84	0.94	1,452,885	1.99		1.99		2.97		292
0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.99		1.77		264
0.00	(1.47)	15.57	43.76	685,963	1.99		1.99		0.70		290
0.00	(0.76)	12.00	12.42	9,258	1.99	*(d)	1.99	*(d)	(38.45	)*	492

Semiannual Report	September 30, 2006	63

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund

Assets:
Investments, at value	$0	$0
Investments in affiliates, at value	11,978,201	952,454
Repurchase agreement, at value	0	0
Cash	3,094	607
Foreign currency, at value	0	0
Receivable for investments sold	0	0
Receivable for investments in affiliates sold	34,123	5,652
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for Fund shares sold	18,003	1,058
Interest and dividends receivable	0	2,894
Interest and dividends receivable from affiliates	43,710	0
Variation margin receivable	0	0
Swap premiums paid	0	0
Unrealized appreciation on forward foreign currency contracts	0	0
Unrealized appreciation on swap agreements	0	0
Other assets	0	17
	12,077,131	962,682

Liabilities:
Payable for investments purchased	$0	$0
Payable for investments in affiliates purchased	70,793	6,931
Payable for investments purchased on a delayed-delivery basis	0	0
Payable for short sales	0	0
Payable for Fund shares redeemed	33,916	2,841
Payable for line of credit	0	201,017
Payable to advisor	7,041	1,615
Written options outstanding	0	0
Accrued investment advisory fee	2,017	159
Accrued administration fee	1,601	157
Accrued distribution fee	1,151	94
Accrued servicing fee	782	89
Variation margin payable	0	0
Recoupment payable to Manager	0	18
Swap premium received	0	0
Unrealized depreciation on forward foreign currency contracts	0	0
Unrealized depreciation on swap agreements	0	0
	117,301	212,921

Net Assets	$11,959,830	$749,761

Net Assets Consist of:
Paid in capital	$11,945,240	$762,703
Undistributed net investment income	45,112	2,086
Accumulated undistributed net realized gain (loss)	(147,090)	(17,172)
Net unrealized appreciation (depreciation)	116,568	2,144
	$11,959,830	$749,761

Net Assets:
Class A	$1,587,542	$262,468
Class B	293,244	0
Class C	1,456,072	148,940
Other Classes	8,622,972	338,353

Shares Issued and Outstanding:
Class A	125,169	24,606
Class B	23,249	0
Class C	115,581	14,008

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$12.68	$10.66
Class B	12.61	NA
Class C	12.59	10.63

Cost of Investments Owned	$0	$0
Cost of Investments in affiliates Owned	$11,861,633	$950,310
Cost of Repurchase Agreements Owned	$0	$0
Cost of Foreign Currency Held	$0	$0
Proceeds Received on Short Sales	$0	$0
Premiums Received on Written Options	$0	$0

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Fundamental IndexPLUS™ TR Fund	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$502,842	$786,373	$333,613	$3,089	$983,890	$249,341	$182,684
0	0	0	0	0	0	0
16,434	6,101	3,177	1,423	28,645	14,788	13,851
959	2,583	1	24	59	50	1
563	6,297	140	0	1,185	353	264
0	423,175	0	0	324	0	2
0	0	0	0	0	0	0
0	306	8,100	0	0	0	0
11,687	67	482	0	902	3,293	25
1,207	1,457	2,201	6	3,418	830	493
0	0	0	0	0	0	0
0	0	0	0	6,295	56	242
273	1,787	719	0	14	302	52
204	9,564	67	0	603	57	18
4,380	7,108	4,145	0	529	139	16
0	10	0	0	0	0	0
538,549	1,244,828	352,645	4,542	1,025,864	269,209	197,648

$133,398	$603,299	$1,888	$1,546	$22,870	$5,584	$29,029
0	0	0	0	0	0	0
2,143	8,854	102,662	50	3,432	0	597
0	135,541	8,160	0	0	0	0
12	10,214	325	0	12,574	243	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
2,050	3,166	65	0	3,360	1,512	518
154	268	97	1	288	103	70
84	152	64	1	243	64	36
5	16	24	0	77	26	0
9	10	18	0	62	18	0
94	120	75	22	10,855	526	78
1	0	0	0	0	0	4
914	2,319	1,011	0	5	93	7
550	1,490	198	3	1,455	219	142
5	768	641	0	31	239	6
139,419	766,217	115,228	1,623	55,252	8,627	30,487

$399,130	$478,611	$237,417	$2,919	$970,612	$260,582	$167,161

$387,293	$454,938	$207,142	$3,030	$1,107,275	$241,662	$172,670
8,125	9,225	34,679	60	27,538	6,397	3,315
(525)	(3,307)	(7,655)	(205)	(179,899)	9,202	(6,047)
4,237	17,755	3,251	34	15,698	3,321	(2,777)
$399,130	$478,611	$237,417	$2,919	$970,612	$260,582	$167,161

$26,836	$17,909	$38,688	$11	$133,198	$40,892	$191
0	13,197	13,063	0	43,338	18,047	0
7,397	12,311	25,318	10	99,180	23,876	10
364,897	435,194	160,348	2,898	694,896	177,767	166,960

2,530	1,458	4,164	1	12,909	3,375	21
0	1,085	1,422	0	4,303	1,509	0
698	1,011	2,757	1	9,764	1,995	1

$10.61	$12.29	$9.29	$9.62	$10.32	$12.12	$8.96
NA	12.16	9.18	NA	10.07	11.96	NA
10.59	12.17	9.18	9.60	10.16	11.97	8.95

$501,409	$782,889	$334,329	$3,084	$983,469	$250,617	$182,100
$0	$0	$0	$0	$0	$0	$0
$16,434	$6,101	$3,177	$1,423	$28,645	$14,788	$13,851
$563	$6,289	$141	$0	$1,188	$353	$264
$0	$135,390	$7,963	$0	$0	$0	$0
$1,315	$1,989	$51	$0	$2,053	$942	$307

Semiannual Report	September 30, 2006	65

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$19,934,783
Cash	12,765
Foreign currency, at value	16,376
Receivable for investments sold	990
Receivable for investments sold on a delayed-delivery basis	229,558
Receivable for Fund shares sold	55,019
Interest and dividends receivable	107,355
Variation margin receivable	241
Swap premiums paid	72,353
Unrealized appreciation on forward foreign currency contracts	8,351
Unrealized appreciation on swap agreements	27,526
Other assets	1,579
20,466,896

Liabilities:
Payable for investments purchased	$707,256
Payable for investments purchased on a delayed-delivery basis	7,616,575
Payable for short sales	230,917
Payable for Fund shares redeemed	73,043
Written options outstanding	10,956
Accrued investment advisory fee	5,008
Accrued administration fee	3,593
Accrued distribution fee	1,125
Accrued servicing fee	1,052
Variation margin payable	1,433
Swap premium received	17,935
Unrealized depreciation on forward foreign currency contracts	10,529
Unrealized depreciation on swap agreements	47,370
8,726,792

Net Assets	$11,740,104

Net Assets Consist of:
Paid in capital	$12,254,996
(Overdistributed) net investment income	(20,471)
Accumulated undistributed net realized (loss)	(95,572)
Net unrealized (depreciation)	(398,849)
$11,740,104

Net Assets:
Class A	$2,071,717
Class B	261,867
Class C	1,248,331
Other Classes	8,158,189

Shares Issued and Outstanding:
Class A	149,694
Class B	19,082
Class C	91,084

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$13.84
Class B	13.72
Class C	13.71

Cost of Investments Owned	$20,320,818
Cost of Foreign Currency Held	$16,424
Proceeds Received on Short Sales	$226,696
Premiums Received on Written Options	$7,418

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

66	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUS™ TR Fund	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Investment Income:
Interest, net of foreign taxes*	$155	$23	$9,560	$17,146
Dividends, net of foreign taxes*	307,314	0	0	0
Dividends from affiliate investments	0	20,514	0	0
Miscellaneous income	0	0	2	2
Total Income	307,469	20,537	9,562	17,148

Expenses:
Investment advisory fees	11,535	936	1,028	1,892
Administration fees	9,527	893	553	1,069
Distribution fees - Class B	1,118	0	0	51
Distribution fees - Class C	5,580	523	24	48
Servicing fees - Class A	2,021	315	30	23
Servicing fees - Class B	373	0	0	17
Servicing fees - Class C	1,860	174	8	16
Distribution and/or servicing fees - Other Classes	615	14	9	5
Trustees’ fees	0	0	1	1
Interest expense	22	5,395	0	32
Miscellaneous expense	0	19	1	0
Total Expenses	32,651	8,269	1,654	3,154
Reimbursement by Manager	(63)	0	0	0
Net Expenses	32,588	8,269	1,654	3,154

Net Investment Income	274,881	12,268	7,908	13,994

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(910)	102
Net realized (loss) on affiliate investments	(151,425)	(16,687)	0	0
Net realized gain on futures contracts, options and swaps	0	0	3,613	21,077
Net realized gain (loss) on foreign currency transactions	0	0	689	(21,666)
Net change in unrealized appreciation (depreciation) on investments	0	0	3,917	7,241
Net change in unrealized appreciation on affiliate investments	250,788	19,419	0	0
Net change in unrealized (depreciation) on futures contracts, options and swaps	0	0	(152)	(12,806)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(76)	6,191
Net Gain	99,363	2,732	7,081	139

Net Increase in Net Assets Resulting from Operations	$374,244	$15,000	$14,989	$14,133

* Includes foreign tax withholding of $0, $0, $3, and $0, respectively.

Semiannual Report	September 30, 2006	67

Statements of Operations (Cont.)

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$7,417	$67	$23,194	$6,026	$3,964
Dividends, net of foreign taxes*	0	0	323	32	1
Miscellaneous income	2	4	5	0	0
Total Income	7,419	71	23,522	6,058	3,965

Expenses:
Investment advisory fees	633	7	1,722	581	392
Administration fees	405	4	1,455	360	200
Distribution fees - Class B	43	0	182	69	0
Distribution fees - Class C	85	0	253	92	0
Servicing fees - Class A	45	0	168	49	0
Servicing fees - Class B	14	0	61	23	0
Servicing fees - Class C	28	0	127	31	0
Distribution and/or servicing fees - Other Classes	15	0	65	4	0
Trustees’ fees	0	0	1	0	0
Interest expense	0	0	1	1	1
Miscellaneous expense	1	0	0	0	4
Total Expenses	1,269	11	4,035	1,210	597

Net Investment Income	6,150	60	19,487	4,848	3,368

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(14,590)	16	(312)	(494)	(447)
Net realized gain (loss) on futures contracts, options and swaps	15,872	(225)	(122)	193	(395)
Net realized gain on foreign currency transactions	871	4	5,523	112	215
Net change in unrealized appreciation on investments	15,214	5	4,247	2,348	1,455
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(18,278)	32	10,009	4,336	(1,717)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(296)	(3)	(4,477)	(50)	(124)
Net Gain (Loss)	(1,207)	(171)	14,868	6,445	(1,013)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,943	$(111)	$34,355	$11,293	$2,355

*   Includes foreign tax withholding of $0, $0, $1, $0, and $2, respectively.

68	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$284,053
Miscellaneous income	14
Total Income	284,067

Expenses:
Investment advisory fees	29,561
Administration fees	21,855
Distribution fees - Class B	1,111
Distribution fees - Class C	5,313
Servicing fees - Class A	2,950
Servicing fees - Class B	370
Servicing fees - Class C	1,771
Distribution and/or servicing fees - Other Classes	2,545
Trustees’ fees	13
Interest expense	28
Miscellaneous expense	11
Total Expenses	65,528

Net Investment Income	218,539

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(634,019)
Net realized gain on futures contracts, options and swaps	673,616
Net realized gain on foreign currency transactions	15,648
Net change in unrealized (depreciation) on investments	(78,692)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(168,734)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,955)
Net (Loss)	(195,136)

Net Increase in Net Assets Resulting from Operations	$23,403

Semiannual Report	September 30, 2006	69

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUS™ TR Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$274,881	$569,937	$12,268	$26,434	$7,908	$9,445
Net realized gain (loss)	0	0	0	0	3,392	17,492
Net realized gain (loss) on affiliate investments	(151,425)	34,875	(16,687)	912	0	0
Net capital gain distributions received from Underlying Funds	0	22,369	0	1,191	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	3,689	548
Net change in unrealized appreciation (depreciation) on affiliate investments	250,788	(194,139)	19,419	(17,007)	0	0
Net increase (decrease) resulting from operations	374,244	433,042	15,000	11,530	14,989	27,485

Distributions to Shareholders:
From net investment income
Class A	(32,935)	(82,833)	(3,524)	(6,814)	(658)	(755)
Class B	(5,096)	(14,255)	0	0	0	0
Class C	(25,523)	(67,174)	(1,499)	(2,644)	(159)	(160)
Other Classes	(193,319)	(383,150)	(5,726)	(16,683)	(9,223)	(19,680)
From net realized capital gains
Class A	0	(7,653)	0	(249)	0	0
Class B	0	(1,500)	0	0	0	0
Class C	0	(7,128)	0	(98)	0	0
Other Classes	0	(32,321)	0	(503)	0	0

Total Distributions	(256,873)	(596,014)	(10,749)	(26,991)	(10,040)	(20,595)

Fund Share Transactions:
Receipts for shares sold
Class A	231,220	1,146,903	88,211	254,179	6,268	24,527
Class B	19,965	161,627	0	0	0	0
Class C	118,233	935,498	39,404	131,537	1,677	5,865
Other Classes	1,504,644	4,348,575	53,693	317,175	76,830	470,197
Issued as reinvestment of distributions
Class A	23,704	63,703	1,979	3,732	247	274
Class B	3,934	11,860	0	0	0	0
Class C	17,576	51,037	883	1,671	101	113
Other Classes	175,565	373,832	4,906	14,283	8,873	19,499
Cost of shares redeemed
Class A	(399,084)	(377,184)	(56,984)	(23,265)	(4,677)	(1,084)
Class B	(46,051)	(51,429)	0	0	0	0
Class C	(242,209)	(188,637)	(18,157)	(3,934)	(349)	(316)
Other Classes	(962,743)	(626,016)	(106,303)	(97,092)	(218,591)	(2,173)
Net increase (decrease) resulting from fund share transactions	444,754	5,849,769	7,632	598,286	(129,621)	516,902

Fund Redemption Fee	146	297	15	18	7	3

Total Increase (Decrease) in Net Assets	562,271	5,687,094	11,898	582,843	(124,665)	523,795

Net Assets:
Beginning of period	11,397,559	5,710,465	737,863	155,020	523,795	0
End of period*	$11,959,830	$11,397,559	$749,761	$737,863	$399,130	$523,795

*Including undistributed net investment income of:	$45,112	$27,104	$2,086	$567	$8,125	$10,257

70	PIMCO Funds	See Accompanying Notes

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$13,994	$7,908	$6,150	$28,570	$60	$19,487	$36,734
(487)	37,447	2,153	155,903	(205)	5,089	36,091
0	0	0	0	0	0	0
0	0	0	0	0	0	0
626	18,107	(3,360)	5,323	34	9,779	33,063
0	0	0	0	0	0	0
14,133	63,462	4,943	189,796	(111)	34,355	105,888

(457)	(1,605)	(2,319)	(9,836)	0	(2,355)	(3,309)
(295)	(1,033)	(707)	(3,027)	0	(641)	(1,270)
(282)	(1,067)	(1,411)	(6,139)	0	(1,541)	(2,346)
(15,539)	(29,819)	(9,577)	(130,988)	0	(12,934)	(21,462)

0	0	0	(329)	0	0	0
0	0	0	(104)	0	0	0
0	0	0	(210)	0	0	0
0	0	0	(4,356)	0	0	0

(16,573)	(33,524)	(14,014)	(154,989)	0	(17,471)	(28,387)

4,387	17,431	7,284	26,378	10	17,672	58,765
3,496	12,416	2,553	8,331	0	684	2,283
3,803	11,267	4,947	13,351	10	2,291	19,624
208,293	413,868	6,146	325,176	3,010	57,006	409,350

338	1,267	1,934	8,148	0	1,746	2,492
197	696	605	2,655	0	512	1,004
217	757	1,205	5,197	0	1,333	2,034
15,536	29,811	9,096	130,523	0	11,591	19,777

(6,129)	(3,063)	(10,626)	(15,618)	0	(28,416)	(75,519)
(4,322)	(1,838)	(2,554)	(5,780)	0	(18,192)	(50,193)
(4,153)	(2,661)	(5,025)	(8,284)	0	(15,067)	(55,133)
(345,526)	(115,831)	(234,084)	(523,562)	0	(129,454)	(747,068)
(123,863)	364,120	(218,519)	(33,485)	3,030	(98,294)	(412,584)

10	18	11	29	0	7	55

(126,293)	394,076	(227,579)	1,351	2,919	(81,403)	(335,028)

604,904	210,828	464,996	463,645	0	1,052,015	1,387,043
$478,611	$604,904	$237,417	$464,996	$2,919	$970,612	$1,052,015

$9,225	$11,804	$34,679	$42,543	$60	$27,538	$25,522

Semiannual Report	September 30, 2006	71

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,848	$9,429	$3,368	$2,158
Net realized gain (loss)	(189)	6,739	(627)	(5,194)
Net change in unrealized appreciation (depreciation)	6,634	8,833	(386)	(2,460)
Net increase (decrease) resulting from operations	11,293	25,001	2,355	(5,496)

Distributions to Shareholders:
From net investment income
Class A	(491)	(2,253)	(1)	0
Class B	(164)	(844)	0	0
Class C	(215)	(1,319)	0	0
Other Classes	(2,298)	(8,758)	(931)	(1,283)
From net realized capital gains
Class A	0	(4,196)	0	0
Class B	0	(1,749)	0	0
Class C	0	(2,788)	0	0
Other Classes	0	(12,468)	0	(3)

Total Distributions	(3,168)	(34,375)	(932)	(1,286)

Fund Share Transactions:
Receipts for shares sold
Class A	6,319	28,527	193	0
Class B	1,801	7,675	0	0
Class C	1,032	7,251	10	0
Other Classes	22,445	85,893	41,569	147,081
Issued as reinvestment of distributions
Class A	410	4,708	1	0
Class B	138	2,099	0	0
Class C	168	3,050	0	0
Other Classes	2,266	21,105	931	1,310
Cost of shares redeemed
Class A	(8,295)	(30,169)	0	0
Class B	(3,798)	(5,094)	0	0
Class C	(4,919)	(11,725)	0	0
Other Classes	(5,281)	(306,647)	(7,771)	(15,017)
Net increase (decrease) resulting from fund share transactions	12,286	(193,327)	34,933	133,374

Fund Redemption Fee	3	7	0	0

Total Increase (Decrease) in Net Assets	20,414	(202,694)	36,356	126,592

Net Assets:
Beginning of period	240,168	442,862	130,805	4,213
End of period*	$260,582	$240,168	$167,161	$130,805

*Including undistributed net investment income of:	$6,397	$4,717	$3,315	$879

72	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$218,539	$402,583
Net realized gain	55,245	51,268
Net change in unrealized (depreciation)	(250,381)	(272,821)
Net increase resulting from operations	23,403	181,030

Distributions to Shareholders:
From net investment income
Class A	(13,636)	(283,146)
Class B	(690)	(35,494)
Class C	(3,293)	(165,902)
Other Classes	(63,576)	(827,812)
From net realized capital gains
Class A	0	(11,318)
Class B	0	(1,495)
Class C	0	(6,957)
Other Classes	0	(32,720)
Tax basis return of capital
Class A	0	(121,020)
Class B	0	(16,467)
Class C	0	(75,314)
Other Classes	0	(345,770)

Total Distributions	(81,195)	(1,923,415)

Fund Share Transactions:
Receipts for shares sold
Class A	340,861	1,614,137
Class B	15,656	109,844
Class C	115,970	672,488
Other Classes	2,223,405	5,318,885
Issued as reinvestment of distributions
Class A	10,126	282,376
Class B	509	38,939
Class C	2,234	169,055
Other Classes	50,788	950,814
Cost of shares redeemed
Class A	(713,031)	(957,513)
Class B	(56,212)	(82,805)
Class C	(322,445)	(400,657)
Other Classes	(1,691,727)	(2,250,150)
Net increase (decrease) resulting from fund share transactions	(23,866)	5,465,413

Fund Redemption Fee	298	646

Total Increase (Decrease) in Net Assets	(81,360)	3,723,674

Net Assets:
Beginning of period	11,821,464	8,097,790
End of period*	$11,740,104	$11,821,464

*Including (overdistributed) net investment income of:	$(20,471)	$(157,815)

Semiannual Report	September 30, 2006	73

Statement of Cash Flows	(Unaudited) September 30, 2006

(Amounts in thousands)	All Asset All Authority Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$15,000

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(572,416)
Proceeds from sales of long-term securities	515,188
Sale of short-term portfolio investments, net	763
Increase in interest receivable	(1,113)
Increase in receivable for investments sold	(5,652)
Decrease in other assets	60
Increase in payable for investments purchased	4,387
Increase in payable to advisor	1,615
Increase in management fee payable	(6)
Increase in administration fee payable	14
Increase in distribution fee payable	16
Increase in servicing fee payable	10
Decrease in recoupment payable to manager	(1)
Unrealized appreciation on investments	(19,419)
Net realized loss on investments	16,687
Net cash used for operating activities	(44,867)

Cash flows received from financing activities*:
Proceeds from shares sold	189,562
Payment on shares redeemed	(181,570)
Cash dividend paid	(2,981)
Net borrowing (repayment) of line of credit	40,462
Net cash received from financing activities	45,473

Net Increase in Cash	606

Cash:
Beginning of period	1
End of period	$607

* Includes reinvestment of dividends of $7,768.

74	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 10 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold

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Notes to Financial Statements  (Cont.)

a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than

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typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

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Notes to Financial Statements  (Cont.)

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (the “IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

(q) Commodity Index-Linked Notes  The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The CRRS Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the CRRS Fund records a realized gain or loss. At September 30, 2006, the value of these securities comprised 29.5% of the CRRS Fund’s net assets and resulted in unrealized depreciation of $326,556.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of

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principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Fund in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2006, net assets of the CRRS Fund were approximately $11.7 billion, of which approximately $375 million, or roughly 3%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund and 0.25% for the All Asset All Authority Fund based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.20%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.25%	(2)	0.05%	NA	0.40%	0.40%	NA
Fundamental IndexPLUS™ TR Fund	0.54%	(3)	0.25%	0.25%	0.40%	0.40%	NA
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.55%		0.30%	NA	0.45%	0.45%	NA
RealEstateRealReturn Strategy Fund	0.49%		0.25%	NA	0.45%	0.45%	NA
Small Cap StocksPLUS® TR Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
StocksPLUS® Fund	0.35%		0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
StocksPLUS® TR Short Strategy Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	NA

(1) PIMCO has contractually agreed to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.64% of the total assets invested in Underlying Funds.

(2) PIMCO has contractually agreed to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

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Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $3,174,702 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days or 60 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, Fundamental IndexPLUSTM TR and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
Fundamental IndexPLUS™ TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
StocksPLUS® TR Short Strategy Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006	09/30/2006
All Asset All Authority Fund	$55	$0	$0	$0
Fundamental IndexPLUS™ TR Fund	NA	NA	25	0
StocksPLUS® TR Short Strategy Fund	NA	NA	25	0

80	PIMCO Funds

(Unaudited) September 30, 2006

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
CommodityRealReturn Strategy Fund®	$0	$16,038

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2006 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$43,808	$852	$0	$2,797	$45,167	$852	$0
Developing Local Markets Fund	867,245	866,035	132,364	15,863	1,599,597	23,032	2,333
Diversified Income Fund	0	47,929	0	647	48,576	1,219	0
Emerging Markets Bond Fund	1,078,320	54,581	501,569	51,926	628,623	21,655	(8,199)
Floating Income Fund	661,737	1,026,022	63,023	18,505	1,631,389	30,545	88
Foreign Bond Fund (Unhedged)	262,654	1,095	232,531	723	37,582	1,095	(10,499)
Fundamental IndexPLUS™ Fund	46,954	45,128	49,268	2,909	42,926	669	(1,271)
Fundamental IndexPLUS™ TR Fund	398,940	25,451	171,414	13,799	255,421	6,808	(5,274)
GNMA Fund	100,589	1,929	19,130	122	84,180	1,929	(217)
High Yield Fund	732,740	17,645	317,767	8,242	426,235	17,645	(3,804)
International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	523,531	207,612	329,371	25,945	400,207	14,566	(2,596)
Long-Term U.S. Government Fund	1,069,512	29,517	795,423	(6,193)	306,089	18,255	(53,395)
Low Duration Fund	170,073	55,867	127,068	198	98,753	2,433	(1,782)
Real Return Fund	1,510,616	631,947	449,412	(20,580)	1,719,060	52,708	(14,240)
Real Return Asset Fund	1,893,771	1,536,580	607,558	16,621	2,903,905	86,249	(18,021)
RealEstateRealReturn Strategy Fund	268,280	4,153	192,879	4,969	69,746	4,153	(8,525)
Short-Term Fund	10,608	93	10,508	0	169	93	(24)
StocksPLUS® Fund	7,495	143	0	904	7,780	143	0
StocksPLUS® Total Return Fund	52,774	766	0	6,822	55,285	766	0
Total Return Fund	902,239	13,574	441,408	(5,194)	476,656	13,573	(16,283)
Total Return Mortgage Fund	281,012	4,373	131,193	(1,429)	155,392	4,373	(3,902)
CommodityRealReturn Strategy Fund®	449,421	687,787	140,672	(21,028)	985,463	4,554	(5,814)
Totals	$11,332,319	$5,259,079	$4,712,558	$116,568	$11,978,201	$307,315	$(151,425)

Semiannual Report	September 30, 2006	81

Notes to Financial Statements  (Cont.)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$453	$9	$0	$42	$467	$9	$0
Developing Local Markets Fund	81,498	108,558	32,563	668	157,292	1,868	789
Diversified Income Fund	0	5,142	0	59	5,201	129	0
Emerging Markets Bond Fund	61,748	7,901	31,128	2,030	38,394	1,288	(874)
European StocksPLUS® TR Strategy Fund	0	20,087	16,000	198	4,296	145	11
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	25,736	9,110	21,000	613	13,994	238	(360)
Floating Income Fund	34,360	117,942	10,786	915	141,954	2,090	(34)
Foreign Bond Fund (Unhedged)	9,564	17	9,719	0	0	18	(351)
Fundamental IndexPLUS™ TR Fund	47,595	5,290	36,959	800	15,438	441	(1,277)
Global Bond Fund (Unhedged)	223	4	0	(5)	232	4	0
GNMA Fund	303	2	300	0	0	2	(5)
High Yield Fund	24,056	1,206	11,271	234	13,774	597	(102)
Japanese StocksPLUS® TR Strategy Fund	48,930	25,870	55,246	989	16,186	749	(2,788)
Long-Term U.S. Government Fund	70,131	6,613	69,249	370	7,095	1,004	(4,681)
Low Duration Fund	1	0	0	0	1	0	0
Real Return Fund	117,506	33,744	52,358	(924)	100,542	3,629	(1,560)
Real Return Asset Fund	147,956	119,314	89,407	2,016	183,541	6,493	(2,801)
RealEstateRealReturn Strategy Fund	12,838	64	11,227	101	1,074	64	(584)
StocksPLUS® Total Return Fund	1	0	0	0	1	0	0
StocksPLUS® TR Short Strategy Fund	124,720	41,528	7,458	(4,015)	160,035	893	(373)
Total Return Fund	64,499	523	54,119	(136)	10,657	523	(1,655)
Total Return Mortgage Fund	516	6	347	0	175	6	(9)
CommodityRealReturn Strategy Fund®	19,860	69,486	6,051	(1,812)	82,105	325	(33)
Totals	$892,494	$572,416	$515,188	$2,143	$952,454	$20,515	$(16,687)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

82	PIMCO Funds

(Unaudited) September 30, 2006

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$5,259,079	$4,712,558
All Asset All Authority Fund	0	0	572,416	515,188
Fundamental IndexPLUS™ TR Fund	978,702	1,046,000	191,026	141,537
International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	2,355,274	2,334,488	96,485	15,694
RealEstateRealReturn Strategy Fund	1,157,564	1,418,742	5,303	8,331
Small Cap StocksPLUS® TR Fund	10,243	8,756	1,509	41
StocksPLUS® Fund	215,986	226,547	74,637	63,846
StocksPLUS® Total Return Fund	108,446	130,390	18,236	20,173
StocksPLUS® TR Short Strategy Fund	196,711	203,618	48,383	8,265
CommodityRealReturn Strategy Fund®	60,894,449	61,087,249	5,502,920	1,676,859

8.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $225 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2006 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2006, the AAAA Fund was paying interest at 5.80%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the fiscal year ended September 30, 2006 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 09/30/2006
$186,300	$207,650	$5,333	$60	$200,000

9. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUS™ TR Fund					International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	791	$53,400	GBP 5,600	EUR 0	$970	$60,000	GBP 0	EUR 0	$419
Sales	904	63,500	700	11,000	1,015	107,500	6,400	35,000	1,838
Closing Buys	(1,084)	(29,500)	0	0	(594)	(8,800)	0	0	(51)
Expirations	(148)	(5,200)	(500)	0	(76)	(36,100)	0	0	(217)
Exercised	0	0	0	0	0	0	0	0	0
Balance at 09/30/2006	463	$82,200	GBP 5,800	EUR 11,000	$1,315	$122,600	GBP 6,400	EUR 35,00	$1,989

	RealEstateRealReturn Strategy Fund			StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	100	$0	$66	3,695	$146,000	GBP 6,200	EUR 0	$3,945
Sales	876	33,700	250	355	98,200	1,800	3,000	1,651
Closing Buys	0	0	0	0	(67,700)	0	0	(499)
Expirations	(678)	(33,700)	(207)	(686)	(37,000)	(1,500)	0	(1,172)
Exercised	(174)	0	(58)	(2,377)	0	0	0	(1,872)
Balance at 09/30/2006	124	$0	$51	987	$139,500	GBP 6,500	EUR 3,000	$2,053

Semiannual Report	September 30, 2006	83

Notes to Financial Statements  (Cont.)

	StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	454	$41,800	GBP	5,700	EUR	0	$673
Sales	486	43,800		500		8,000	668
Closing Buys	(48)	(15,200)		0		0	(154)
Expirations	(453)	(14,900)		(300)		0	(200)
Exercised	(58)	0		0		0	(45)
Balance at 09/30/2006	381	$55,500	GBP	5,900	EUR	8,000	$942

	StocksPLUS® TR Short Strategy Fund							CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	150	$10,700	GBP	500	EUR	0	$173	2,085	$0	$1,431
Sales	333	15,500		300		1,000	255	29,608	1,035,700	12,342
Closing Buys	(6)	(4,000)		(100)		0	(37)	(10)	0	(5)
Expirations	(302)	(2,700)		0		0	(75)	(27,235)	(352,700)	(6,350)
Exercised	(12)	0		0		0	(9)	0	0	0
Balance at 09/30/2006	163	$19,500	GBP	700	EUR	1,000	$307	4,448	$683,000	$7,418

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CRRS Fund may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the CRRS Fund derives at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01, which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CRRS Fund invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the CRRS Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31, which extended the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. In addition to extending the effective date, Revenue Ruling 2006-31 also clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure could be considered qualifying income under the Code under certain circumstances. In addition, the IRS issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes was qualifying income. The CRRS Fund also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CRRS Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. The CRRS Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the CRRS Fund to gain exposure to commodity markets. The wholly owned Subsidiary is one such alternative structure currently employed by the CRRS Fund.

There are no taxes levied in the Cayman Islands on the Subsidiary at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation, which is not itself subject to U.S. income tax. However, the Subsidiary’s net income and gains, to the extent of its earnings and profits, will be included each year in the CRRS Fund’s investment company taxable income.

84	PIMCO Funds

(Unaudited) September 30, 2006

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
All Asset Fund	$170,993	$(54,425)	$116,568
All Asset All Authority Fund	9,036	(6,892)	2,144
Fundamental IndexPLUS™ TR Fund	2,174	(741)	1,433
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,701	(1,217)	3,484
RealEstateRealReturn Strategy Fund	1,744	(2,460)	(716)
Small Cap StocksPLUS® TR Fund	6	(1)	5
StocksPLUS® Fund	4,837	(4,416)	421
StocksPLUS® Total Return Fund	1,093	(2,369)	(1,276)
StocksPLUS® TR Short Strategy Fund	777	(193)	584
CommodityRealReturn Strategy Fund®	64,405	(450,440)	(386,035)

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

11.  SUBSEQUENT EVENT

The Joint Special Meeting of Shareholders of the Fundamental IndexPLUS™ TR Fund (the “Special Meeting”) was held on September 28, 2006 and reconvened on October 10, 2006 pursuant to notice given to all shareholders of record at the close of business on August 23, 2006. At the Special Meeting, shareholders approved a new sub-advisory agreement between PIMCO and Research Affiliates, LLC.

The number of shares of the Fund voting for the proposal was 27,901,023.51, the number of shares voting against the proposal was 15,602.72, the number of shares abstaining was 36,886.78 and there were no broker non-votes.

Semiannual Report	September 30, 2006	85

Notes to Financial Statements  (Cont.)

12.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	18,443	$231,220	88,912	$1,146,903	8,350	$88,211	23,270	$254,179
Class B	1,601	19,965	12,588	161,627	0	0	0	0
Class C	9,491	118,233	72,895	935,498	3,736	39,404	12,121	131,537
Other Classes	119,431	1,504,644	336,171	4,348,575	5,076	53,693	29,087	317,175
Issued as reinvestment of
Class A	1,910	23,704	4,979	63,703	190	1,979	346	3,732
Class B	319	3,934	932	11,860	0	0	0	0
Class C	1,426	17,576	4,015	51,037	85	883	155	1,671
Other Classes	14,080	175,565	29,107	373,832	469	4,906	1,317	14,283
Cost of shares redeemed
Class A	(31,828)	(399,084)	(29,309)	(377,184)	(5,385)	(56,984)	(2,165)	(23,265)
Class B	(3,695)	(46,051)	(4,031)	(51,429)	0	0	0	0
Class C	(19,458)	(242,209)	(14,779)	(188,637)	(1,722)	(18,157)	(367)	(3,934)
Other Classes	(76,437)	(962,743)	(48,504)	(626,016)	(10,056)	(106,303)	(8,945)	(97,092)
Net increase (decrease) resulting from Fund share transactions	35,283	$444,754	452,976	$5,849,769	743	$7,632	54,819	$598,286

	Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund
	Six Months Ended 09/30/2006 (1)		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1	$10	1,752	$17,672	6,022	$58,765
Class B	0	0	69	684	238	2,283
Class C	1	10	232	2,291	2,076	19,624
Other Classes	301	3,010	5,523	57,006	41,117	409,350
Issued as reinvestment of
Class A	0	0	175	1,746	251	2,492
Class B	0	0	53	512	104	1,004
Class C	0	0	135	1,333	208	2,034
Other Classes	0	0	1,133	11,591	1,955	19,777
Cost of shares redeemed
Class A	0	0	(2,823)	(28,416)	(7,752)	(75,519)
Class B	0	0	(1,850)	(18,192)	(5,247)	(50,193)
Class C	0	0	(1,525)	(15,067)	(5,691)	(55,133)
Other Classes	0	0	(12,556)	(129,454)	(75,609)	(747,068)
Net increase (decrease) resulting from Fund share transactions	303	$3,030	(9,682)	$(98,294)	(42,328)	$(412,584)

(1)	The Small Cap StocksPLUS® TR Fund incepted on 03/31/2006.

86	PIMCO Funds

(Unaudited) September 30, 2006

Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)				RealEstateRealReturn Strategy Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

617	$6,268	2,426	$24,527	362	$4,387	1,478	$17,431	820	$7,284	2,590	$26,378
0	0	0	0	291	3,496	1,059	12,416	288	2,553	817	8,331
164	1,677	578	5,865	315	3,803	964	11,267	564	4,947	1,304	13,351
7,383	76,830	46,280	470,197	17,119	208,293	34,057	413,868	687	6,146	33,139	325,176

24	247	27	274	29	338	108	1,267	224	1,934	949	8,148
0	0	0	0	17	197	60	696	70	605	313	2,655
10	101	11	113	19	217	65	757	141	1,205	613	5,197
862	8,873	1,926	19,499	1,331	15,536	2,511	29,811	1,042	9,096	15,061	130,523

(459)	(4,677)	(105)	(1,084)	(516)	(6,129)	(257)	(3,063)	(1,215)	(10,626)	(1,543)	(15,618)
0	0	0	0	(374)	(4,322)	(157)	(1,838)	(298)	(2,554)	(573)	(5,780)
(34)	(349)	(31)	(316)	(357)	(4,153)	(227)	(2,661)	(584)	(5,025)	(836)	(8,284)
(21,913)	(218,591)	(212)	(2,173)	(28,281)	(345,526)	(11,071)	(115,831)	(26,996)	(234,084)	(50,960)	(523,562)

(13,346)	$(129,621)	50,900	$516,902	(10,045)	$(123,863)	28,590	$364,120	(25,257)	$(218,519)	874	$(33,485)

StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

545	$6,319	2,274	$28,527	21	$193	0	$0	23,293	$340,861	104,191	$1,614,137
155	1,801	620	7,675	0	0	0	0	1,077	15,656	6,941	109,844
90	1,032	580	7,251	1	10	0	0	7,984	115,970	42,846	672,488
1,942	22,445	6,774	85,893	4,630	41,569	15,756	147,081	153,539	2,223,405	339,487	5,318,885

35	410	391	4,708	0	1	0	0	731	10,126	18,600	282,376
12	138	177	2,099	0	0	0	0	37	509	2,582	38,939
15	168	257	3,050	0	0	0	0	162	2,234	11,230	169,055
196	2,266	1,747	21,105	102	931	143	1,310	3,652	50,788	62,415	950,814

(717)	(8,295)	(2,435)	(30,169)	0	0	0	0	(48,838)	(713,031)	(63,240)	(957,513)
(334)	(3,798)	(416)	(5,094)	0	0	0	0	(3,905)	(56,212)	(5,438)	(82,805)
(433)	(4,919)	(957)	(11,725)	0	0	0	0	(22,392)	(322,445)	(26,502)	(400,657)
(456)	(5,281)	(24,302)	(306,647)	(841)	(7,771)	(1,610)	(15,017)	(116,187)	(1,691,727)	(145,004)	(2,250,150)

1,050	$12,286	(15,290)	$(193,327)	3,913	$34,933	14,289	$133,374	(847)	$(23,866)	348,108	$5,465,413

Semiannual Report	September 30, 2006	87

Notes to Financial Statements  (Cont.)

13.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

88	PIMCO Funds

Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2007. The Board also considered and approved a new Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC on behalf of each of the PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund (the “Fundamental IndexPLUS™ Funds”) for an initial term through October 12, 2008, subject to approval by the shareholders of each of the Fundamental IndexPLUS™ Funds. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve the Sub-Advisory Agreement and approve renewal of the Agreements and Asset Allocation Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the renewal of the Agreements and Asset Allocation Agreement and the approval of the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, Asset Allocation Agreement and Sub-Advisory Agreement and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreement and the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and sub-advisory services expected to be provided by RALLC to the Fundamental IndexPLUS™ Funds. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

With respect to the Fundamental IndexPLUS™ Funds, the Board considered information about Enhanced RAFI™ 1000, the additional fundamental factors RALLC intends to employ in developing Enhanced RAFI™ 1000, the frequency that Enhanced RAFI™ 1000 may be revised, and the overall manner in which RALLC intends to provide subadvisory services to the Funds.

Semiannual Report	September 30, 2006	89

Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement  (Cont.)

The Board considered that Enhanced RAFI™ 1000 is a unique and proprietary product of RALLC, and that the sub-advisory services based on Enhanced RAFI™ 1000 are only available from RALLC. The Board considered RALLC’s policies, procedures and systems to assure compliance with applicable laws and regulations. The Board also considered RALLC’s current service as sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the quality of those services, and RALLC’s experience working with PIMCO through a sub-advisory arrangement. The Board considered that the terms of the proposed Sub-Advisory Agreement are substantially identical to the existing sub-advisory agreement between PIMCO and RALLC for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the periods ended June 30, 2006 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the periods ended May 31, 2006 (the “Lipper Report”). The Board considered that the use of Enhanced RAFI™ 1000 and the services provided under the Sub-Advisory Agreement have the potential to improve performance of the Fundamental IndexPLUS™ Funds going forward. The Board considered RALLC’s belief that the additional fundamental factors and increased frequency in revising Enhanced RAFI™ 1000 may provide improved performance for the Fundamental IndexPLUS™ Funds. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the All Asset, All Asset All Authority, European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Japanese StocksPLUS® TR Strategy and StocksPLUS® Total Return Funds.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

90	PIMCO Funds

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

With respect to the Sub-Advisory Agreement, the Board received information from PIMCO and Lipper about the current fees paid to PIMCO, and the total expenses of the Fundamental IndexPLUS™ Funds relative to the fees and expenses of comparable funds. However, such fee and expense information was not a material factor in determining to approve the Sub-Advisory Agreement. The Board noted that PIMCO will pay RALLC a fee under the Sub-Advisory Agreement, and that the Funds will not directly pay for RALLC’s services. The Board considered favorably the fact that the Funds and shareholders will receive increased and enhanced services from RALLC at no increase in cost to the Funds. Because the fee to be paid to RALLC under the Sub-Advisory Agreement is proposed to be paid by PIMCO, and not the Funds, and because any potential reduction in that fee would have no effect on the Funds, the Board concluded that factors such as RALLC’s costs in providing the proposed services, its potential level of profits or any potential economies of scale were not material to their approval of the Sub-Advisory Agreement.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreement and approval of the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

Semiannual Report	September 30, 2006	91

Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement  (Cont.)

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees for several Funds. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreement and approval of the Sub-Advisory Agreement. The Board concluded that the Agreements and the Asset Allocation Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreement was in the best interests of the Funds and their shareholders. The Board also concluded that the Sub-Advisory Agreement was expected to be fair and reasonable to the Fundamental IndexPLUS™ Funds and their shareholders, and that the Fundamental IndexPLUS™ Funds’ shareholders were expected to receive reasonable value in return for the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval and determination to submit the Sub-Advisory Agreement to shareholders for approval was in the best interests of the Fundamental IndexPLUS™ Funds and their shareholders.

92	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.,

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2006. For information about any product, contact your financial advisor.    AZ692SA_15909

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2006

Real Return Strategy, Equity-Related

& Asset Allocation Funds

Share Class	REAL RETURN STRATEGY	ASSET ALLOCATION
D	PIMCO Real Return Fund PIMCO CommodityRealReturn Strategy Fund® PIMCO RealEstateRealReturn Strategy Fund	PIMCO All Asset Fund PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
Total Return Fund

PIMCO Fundamental IndexPLUSTM
TR Fund

PIMCO Small Cap StocksPLUS®
TR Fund

PIMCO International StocksPLUS®
TR Strategy Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS® TR Short
Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		17
Financial Highlights		62
Statements of Assets and Liabilities		66
Consolidated Statement of Assets and Liabilities		68
Statements of Operations		69
Consolidated Statement of Operations		71
Statements of Changes in Net Assets		72
Consolidated Statements of Changes in Net Assets		75
Statement of Cash Flows		76
Notes to Financial Statements		77
Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement		91

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	18
All Asset All Authority Fund	7	19
Fundamental IndexPLUS™ TR Fund	8	20
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	9	25
Real Return Fund	10	30
RealEstateRealReturn Strategy Fund	11	35
Small Cap StocksPLUS® TR Fund	12	38
StocksPLUS® Fund	13	40
StocksPLUS® Total Return Fund	14	45
StocksPLUS® TR Short Strategy Fund	15	50
CommodityRealReturn Strategy Fund®	16	55

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the six-month period ended September 30, 2006. At the end of the period, net assets for the overall PIMCO Funds family stood at approximately $205 billion. On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Highlights of the financial markets during the six-month period include:

•	The Federal Reserve tightened credit two times during the six-month period, bringing the Federal Funds Rate to 5.25%. Since its last increase in June, however, the Federal Reserve paused after two years and 17 consecutive 0.25% rate hikes, citing declines in housing activity and energy prices as the primary reasons for keeping rates unchanged.

•	The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 3.73% for the six-month period ended September 30, 2006.

•	Stocks and Treasury Inflation-Protected Securities (“TIPS”) slightly outpaced the broad bond market during this time, with the S&P 500 Index and Lehman Brothers U.S. TIPS Index returning 4.14% and 4.07% respectively. Commodities, as measured by the Dow Jones AIG Commodity TR Index, returned -0.77% amid weakness in the latter half of the reporting period.

•	The yield on the benchmark ten-year Treasury decreased by 0.22% to end the period at 4.63%.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our website at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2006

Semiannual Report	September 30, 2006	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risk. A complete description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the D shares were first offered in (month/year) StocksPLUS® (4/98), CommodityRealReturn Strategy (11/02), All Asset (4/03), StocksPLUS® Total Return (7/03), Real Return (4/98), All Asset All Authority (7/05), Small Cap StocksPLUS® TR (7/06) and StocksPLUS® TR Short Strategy (7/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses.

The Cumulative Returns charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for most funds is from 04/01/06 to 09/30/06.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2006	5

PIMCO All Asset Fund
	Class D:	PASDX

Portfolio Insights

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund).

•	A significant allocation to Treasury Inflation-Protected Securities (“TIPS”) strategies added to performance as TIPS, particularly long-dated issues, gained as real interest rates declined.

•	Modest exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance overall as the Dow Jones-AIG Commodity Total Return Index lost -0.77% during the period. However, a reduction in exposure to commodities was positive to tactical allocation decisions.

•	Allocations to developing local markets strategies detracted from performance as emerging market currencies underperformed the benchmark over the period.

•	Modest exposure to U.S. equity strategies contributed to performance as the S&P 500 gained 4.14%. Reduced U.S. equity exposure detracted from tactical allocation decisions as equities continue to outperform the benchmark.

•	Exposure to Real Estate Investment Trust (“REIT”) strategies added to performance; the Dow Jones Wilshire REIT Index rallied 7.90% despite historically low REIT yields. However, near-zero holdings of REITs detracted from an allocation standpoint with REITs continuing to post strong returns.

•	Allocations to long-term U.S. government bonds through the PIMCO Long-Term U.S. Government Fund detracted from performance as these bonds underperformed the benchmark on a duration-matched basis. A reduction in exposure to long-term U.S. government bonds was positive for allocation decisions.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class D	3.06%	3.03%	—	—	11.16%
Lehman Brothers U.S. TIPS: 1-10 Year Index	3.74%	2.25%	—	—	5.78%
Consumer Price Index + 500 Basis Points	4.11%	7.28%	—	—	8.15%
Lipper Flexible Portfolio Fund Average	1.42%	7.34%	—	—	11.38%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                           PIMCO All       Lehman Brothers      Consumer Price
                           Asset Fund        U.S. TIPS:          Index + 500
                            Class D        1-10 Year Index       Basis Points
                           ----------      ---------------      --------------
     07/31/2002            $10,000            $10,000              $10,000
     08/31/2002             10,474             10,241               10,075
     09/30/2002             10,547             10,493               10,134
     10/31/2002             10,501             10,363               10,193
     11/30/2002             10,785             10,268               10,235
     12/31/2002             11,163             10,552               10,255
     01/31/2003             11,239             10,638               10,343
     02/28/2003             11,702             10,956               10,466
     03/31/2003             11,455             10,896               10,573
     04/30/2003             11,612             10,872               10,594
     05/31/2003             12,254             11,193               10,621
     06/30/2003             12,147             11,171               10,676
     07/31/2003             11,594             10,817               10,732
     08/31/2003             11,820             10,960               10,818
     09/30/2003             12,204             11,254               10,898
     10/31/2003             12,399             11,272               10,932
     11/30/2003             12,512             11,238               10,948
     12/31/2003             12,872             11,303               10,982
     01/31/2004             13,052             11,411               11,081
     02/29/2004             13,371             11,634               11,187
     03/31/2004             13,602             11,790               11,306
     04/30/2004             12,709             11,402               11,389
     05/31/2004             13,006             11,543               11,503
     06/30/2004             13,084             11,535               11,588
     07/31/2004             13,105             11,678               11,618
     08/31/2004             13,478             11,889               11,672
     09/30/2004             13,690             11,901               11,745
     10/31/2004             13,936             12,045               11,856
     11/30/2004             14,097             12,003               11,912
     12/31/2004             14,298             12,106               11,918
     01/31/2005             14,208             12,075               11,992
     02/28/2005             14,366             12,031               12,112
     03/31/2005             14,245             12,009               12,257
     04/30/2005             14,403             12,208               12,390
     05/31/2005             14,595             12,261               12,429
     06/30/2005             14,772             12,292               12,487
     07/31/2005             14,817             12,112               12,597
     08/31/2005             15,114             12,346               12,714
     09/30/2005             15,079             12,358               12,922
     10/31/2005             14,769             12,248               13,002
     11/30/2005             14,883             12,260               12,952
     12/31/2005             15,132             12,333               12,954
     01/31/2006             15,275             12,342               13,106
     02/28/2006             15,311             12,306               13,187
     03/31/2006             15,074             12,181               13,315
     04/30/2006             15,098             12,243               13,484
     05/31/2006             14,967             12,283               13,607
     06/30/2006             14,958             12,320               13,691
     07/31/2006             15,260             12,468               13,789
     08/31/2006             15,574             12,605               13,874
     09/30/2006             15,535             12,635               13,864

PIMCO Funds Allocation*

Real Return Asset Fund	24.2%
Real Return Fund	14.4%
Floating Income Fund	13.6%
Developing Local Markets Fund	13.4%
CommodityRealReturn Strategy Fund®	8.2%
Emerging Markets Bond Fund	5.2%
Other	21.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,030.62	$1,020.81
Expenses Paid During Period†	$4.33	$4.31

† Expenses are equal to the annualized expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.64%. Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.025% to 0.175%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.23 for Class D Shares, based upon the Fund’s actual performance, and $4.20 for Class D Shares, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund
	Class D:	PAUDX

Portfolio Insights

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset Fund).

•	A significant allocation to Treasury Inflation-Protected Securities (“TIPS”) strategies added to performance as TIPS, particularly long-dated issues, gained as real interest rates declined.

•	Modest exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund® detracted from performance overall as the Dow Jones-AIG Commodity Total Return Index lost -0.77% during the period. However, a reduction in exposure to commodities was positive to tactical allocation decisions.

•	Allocations to developing local markets strategies detracted from performance as emerging market currencies underperformed the benchmark over the period.

•	Modest exposure to U.S. equity strategies contributed to performance as the S&P 500 gained 4.14%. Reduced U.S. equity exposure detracted from tactical allocation decisions as equities continue to outperform the benchmark.

•	Exposure to Real Estate Investment Trust (“REIT”) strategies added to performance; the Dow Jones Wilshire REIT Index rallied 7.90% despite historically low REIT yields. However, near-zero holdings of REITs detracted from an allocation standpoint with REITs continuing to post strong returns.

•	Allocations to long-term U.S. government bonds through the PIMCO Long-Term U.S. Government Fund detracted from performance as these bonds underperformed the benchmark on a duration-matched basis. A reduction in exposure to long-term U.S. government bonds was positive for allocation decisions.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	2.04%	1.37%	—	—	7.71%
S&P 500 Index	4.14%	10.79%	—	—	10.57%
Consumer Price Index + 650 Basis Points	4.89%	8.89%	—	—	10.11%
Lipper Flexible Portfolio Fund Average	1.42%	7.34%	—	—	10.06%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                    PIMCO All Asset                          Consumer Price
                  All Authority Fund                           Index + 650
                       Class D           S&P 500 Index        Basis Points
                  ------------------     -------------       --------------
     10/31/2003       $10,000                $10,000             $10,000
     11/30/2003        10,095                 10,088              10,027
     12/31/2003        10,457                 10,617              10,071
     01/31/2004        10,575                 10,812              10,174
     02/29/2004        10,917                 10,962              10,284
     03/31/2004        11,099                 10,797              10,406
     04/30/2004        10,235                 10,627              10,496
     05/31/2004        10,433                 10,773              10,614
     06/30/2004        10,549                 10,983              10,705
     07/31/2004        10,503                 10,619              10,747
     08/31/2004        10,865                 10,662              10,810
     09/30/2004        11,053                 10,778              10,892
     10/31/2004        11,274                 10,942              11,008
     11/30/2004        11,423                 11,385              11,074
     12/31/2004        11,625                 11,772              11,093
     01/31/2005        11,521                 11,485              11,176
     02/28/2005        11,635                 11,727              11,301
     03/31/2005        11,468                 11,519              11,451
     04/30/2005        11,724                 11,301              11,590
     05/31/2005        11,870                 11,661              11,641
     06/30/2005        12,066                 11,677              11,710
     07/31/2005        12,005                 12,111              11,828
     08/31/2005        12,355                 12,001              11,952
     09/30/2005        12,255                 12,098              12,163
     10/31/2005        12,012                 11,896              12,253
     11/30/2005        12,079                 12,346              12,221
     12/31/2005        12,330                 12,351              12,238
     01/31/2006        12,422                 12,678              12,397
     02/28/2006        12,422                 12,712              12,490
     03/31/2006        12,175                 12,870              12,626
     04/30/2006        12,175                 13,043              12,802
     05/31/2006        12,048                 12,668              12,935
     06/30/2006        12,014                 12,685              13,031
     07/31/2006        12,281                 12,763              13,140
     08/31/2006        12,535                 13,067              13,237
     09/30/2006        12,422                 13,404              13,244

PIMCO Funds Allocation*

Real Return Asset Fund	19.3%
StocksPLUS® TR Short Strategy Fund	16.8%
Developing Local Markets Fund	16.5%
Floating Income Fund	14.9%
Real Return Fund	10.6%
CommodityRealReturn Strategy Fund®	8.6%
Other	13.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,020.39	$1,013.44
Expenses Paid During Period†	$11.75	$11.71

† Expenses are equal to the annualized expense ratio of 2.32% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.69%. Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.25%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $11.50 for Class D Shares, based upon the Fund’s actual performance, and $11.46 for Class D Shares, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	7

PIMCO Fundamental IndexPLUS™ TR Fund
	Class D:	PIXDX

Portfolio Insights

•	During the period covered by this report, the Fund sought to exceed the total return of the FTSE RAFI™ 1000 Index (“the Index”) by investing under normal circumstances substantially all of its assets in Index derivatives based on a portfolio of short and intermediate term fixed-income instruments. As of October 15, 2006, the Fund’s strategy changed so that the Fund seeks to exceed the total return of the Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance, as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes in the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets had a marginally negative effect on performance overall, as both corporate credit and emerging market yield premiums increased.

•	Like other measures of large cap U.S. stock market performance, the FTSE RAFI™ 1000 Index posted a positive total return over this time period amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class D	5.95%	10.92%	—	—	10.74%
FTSE RAFI™ 1000 Index	5.92%	13.20%	—	—	13.45%
S&P 500 Index	4.14%	10.79%	—	—	11.65%
Lipper Speciality Diversified Equity Funds Average	-1.47%	-4.48%	—	—	3.34%

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1

Cumulative Returns Through September 30, 2006

               PIMCO Fundamental
                IndexPLUS/(TM)/
                    TR Fund             FTSE RAFI/(TM)/
                    Class D               1000 Index          S&P 500 Index
               -----------------        ---------------       -------------
 06/30/2005       $10,000                  $10,000               $10,000
 07/31/2005        10,260                   10,372                10,372
 08/31/2005        10,260                   10,257                10,277
 09/30/2005        10,244                   10,345                10,360
 10/31/2005         9,934                   10,144                10,188
 11/30/2005        10,274                   10,479                10,573
 12/31/2005        10,336                   10,499                10,577
 01/31/2006        10,667                   10,829                10,857
 02/28/2006        10,688                   10,887                10,886
 03/31/2006        10,724                   11,056                11,022
 04/30/2006        10,870                   11,224                11,170
 05/31/2006        10,525                   11,018                10,849
 06/30/2006        10,504                   11,082                10,864
 07/31/2006        10,735                   11,180                10,931
 08/31/2006        11,071                   11,428                11,191
 09/30/2006        11,361                   11,710                11,479

Allocation Breakdown*

U.S. Government Agencies	35.6%
Short-Term Instruments	30.7%
Corporate Bonds & Notes	15.9%
Asset-Backed Securities	9.0%
Mortgage-Backed Securities	6.8%
Other	2.0%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,059.52	$1,019.35
Expenses Paid During Period†	$5.89	$5.77

† Expenses are equal to the annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.14% reflects net annualized expenses after application of an Advisory Fee waiver of 0.05%, which expires on 03/31/07.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Class D:	PIPDX

Portfolio Insights

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management, by investing, under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. Dollars, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) significantly enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets was marginally negative overall, as both corporate credit and emerging market yield premiums increased.

•	Many U.S. and developed non-U.S. equity indexes moved higher during this period, including the MSCI EAFE Net Dividend Index, Hedged USD, amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	2.19%	15.57%	—	—	18.52%
MSCI EAFE Net Dividend Index, Hedged USD	1.75%	19.05%	—	—	19.27%
Lipper International Multi-Cap Core Fund Average	3.25%	18.11%	—	—	19.42%

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                        PIMCO International
                        StocksPLUS/(R)/ TR
                           Strategy Fund                   MSCI EAFE
                       (U.S. Dollar-Hedged)            Net Dividend Index
                             Class D                       Hedged USD
                       --------------------            ------------------
     10/31/2003              $10,000                        $10,000
     11/30/2003               10,070                         10,022
     12/31/2003               10,543                         10,394
     01/31/2004               10,697                         10,532
     02/29/2004               10,974                         10,784
     03/31/2004               11,071                         10,795
     04/30/2004               10,783                         10,925
     05/31/2004               10,701                         10,764
     06/30/2004               11,125                         11,018
     07/31/2004               10,847                         10,758
     08/31/2004               11,063                         10,736
     09/30/2004               11,158                         10,889
     10/31/2004               11,292                         10,979
     11/30/2004               11,487                         11,269
     12/31/2004               11,959                         11,642
     01/31/2005               12,040                         11,732
     02/28/2005               12,251                         12,078
     03/31/2005               12,146                         12,042
     04/30/2005               12,017                         11,703
     05/31/2005               12,484                         12,164
     06/30/2005               12,881                         12,578
     07/31/2005               13,243                         13,047
     08/31/2005               13,629                         13,218
     09/30/2005               14,267                         14,040
     10/31/2005               13,751                         13,791
     11/30/2005               14,337                         14,419
     12/31/2005               15,120                         15,095
     01/31/2006               15,665                         15,669
     02/28/2006               15,665                         15,822
     03/31/2006               16,134                         16,427
     04/30/2006               16,160                         16,553
     05/31/2006               15,205                         15,612
     06/30/2006               15,314                         15,811
     07/31/2006               15,579                         15,962
     08/31/2006               16,201                         16,450
     09/30/2006               16,488                         16,714

Allocation Breakdown*

U.S. Government Agencies	62.6%
Asset-Backed Securities	16.0%
Short-Term Instruments	8.5%
Mortgage-Backed Securities	6.8%
Corporate Bonds & Notes	2.6%
Other	3.5%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,021.88	$1,018.75
Expenses Paid During Period†	$6.39	$6.38

† Expenses are equal to the annualized expense ratio of 1.26% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The actual expenses are equal to the annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 62/183 (to reflect the period since the class commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 1.14% reflects net annualized expenses after application of an expense reduction of 0.02%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	9

PIMCO Real Return Fund
	Class D:	PRRDX

Portfolio Insights

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	Over the six-month period, 10-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on Treasury Inflation-Protected Securities (“TIPS”) and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

•	The effective duration of the Fund was 7.01 years on September 30, 2006, compared to a duration of 6.43 years for the benchmark. Above-index duration added to performance as nominal yields fell during the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

•	Mortgage-backed securities exposure was positive due to out-performance versus U.S. Treasuries.

•	Modest euro currency exposure contributed to performance as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

•	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

•	Positions in short to intermediate U.S. nominal bonds was negative as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

•	Modest yen currency holdings detracted from performance, as the yen lost ground against the U.S. dollar from slower than expected interest rate normalization by the Bank of Japan.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class D	3.75%	1.23%	6.96%	—	7.36%
Lehman Brothers U.S. TIPS Index	4.07%	1.84%	7.24%	—	6.91%
Lipper Treasury Inflation Protected Securities Fund Avg.	3.57%	1.28%	6.04%	—	5.98%

* Cumulative return.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                 PIMCO Real Return Fund       Lehman Brothers
                        Class D               U.S. TIPS Index
-----------      ----------------------       ---------------
01/31/1997             10,000                    10,000
02/28/1997             10,031                    10,033
03/31/1997              9,938                     9,896
04/30/1997              9,996                     9,956
05/31/1997             10,053                    10,010
06/30/1997             10,028                     9,978
07/31/1997             10,149                    10,072
08/31/1997             10,167                    10,103
09/30/1997             10,183                    10,123
10/31/1997             10,308                    10,227
11/30/1997             10,359                    10,284
12/31/1997             10,302                    10,241
01/31/1998             10,359                    10,291
02/28/1998             10,344                    10,282
03/31/1998             10,364                    10,277
04/30/1998             10,417                    10,315
05/31/1998             10,456                    10,388
06/30/1998             10,489                    10,414
07/31/1998             10,566                    10,463
08/31/1998             10,570                    10,486
09/30/1998             10,812                    10,697
10/31/1998             10,865                    10,721
11/30/1998             10,846                    10,710
12/31/1998             10,796                    10,646
01/31/1999             10,951                    10,769
02/28/1999             10,923                    10,693
03/31/1999             10,985                    10,689
04/30/1999             11,163                    10,760
05/31/1999             11,240                    10,834
06/30/1999             11,223                    10,841
07/31/1999             11,239                    10,835
08/31/1999             11,293                    10,854
09/30/1999             11,337                    10,896
10/31/1999             11,355                    10,918
11/30/1999             11,439                    10,984
12/31/1999             11,369                    10,896
01/31/2000             11,434                    10,945
02/29/2000             11,514                    11,047
03/31/2000             11,857                    11,369
04/30/2000             12,004                    11,520
05/31/2000             11,967                    11,490
06/30/2000             12,123                    11,635
07/31/2000             12,215                    11,734
08/31/2000             12,327                    11,821
09/30/2000             12,425                    11,883
10/31/2000             12,554                    12,026
11/30/2000             12,735                    12,201
12/31/2000             12,851                    12,332
01/31/2001             13,176                    12,590
02/28/2001             13,417                    12,803
03/31/2001             13,517                    12,926
04/30/2001             13,617                    12,998
05/31/2001             13,793                    13,152
06/30/2001             13,774                    13,136
07/31/2001             13,994                    13,355
08/31/2001             14,029                    13,374
09/30/2001             14,105                    13,451
10/31/2001             14,415                    13,770
11/30/2001             14,084                    13,464
12/31/2001             13,912                    13,306
01/31/2002             13,976                    13,385
02/28/2002             14,202                    13,588
03/31/2002             14,090                    13,504
04/30/2002             14,504                    13,873
05/31/2002             14,749                    14,093
06/30/2002             14,950                    14,293
07/31/2002             15,176                    14,528
08/31/2002             15,734                    15,049
09/30/2002             16,084                    15,428
10/31/2002             15,595                    15,016
11/30/2002             15,637                    15,005
12/31/2002             16,214                    15,510
01/31/2003             16,300                    15,627
02/28/2003             16,857                    16,212
03/31/2003             16,552                    15,949
04/30/2003             16,516                    15,908
05/31/2003             17,315                    16,663
06/30/2003             17,163                    16,493
07/31/2003             16,349                    15,731
08/31/2003             16,669                    16,013
09/30/2003             17,271                    16,543
10/31/2003             17,311                    16,633
11/30/2003             17,321                    16,643
12/31/2003             17,512                    16,813
01/31/2004             17,710                    17,006
02/29/2004             18,126                    17,398
03/31/2004             18,411                    17,677
04/30/2004             17,562                    16,819
05/31/2004             17,841                    17,122
06/30/2004             17,845                    17,130
07/31/2004             18,039                    17,290
08/31/2004             18,485                    17,753
09/30/2004             18,512                    17,788
10/31/2004             18,716                    17,966
11/30/2004             18,729                    17,923
12/31/2004             19,034                    18,236
01/31/2005             18,972                    18,237
02/28/2005             18,917                    18,159
03/31/2005             18,962                    18,176
04/30/2005             19,309                    18,523
05/31/2005             19,436                    18,650
06/30/2005             19,491                    18,729
07/31/2005             19,117                    18,336
08/31/2005             19,545                    18,759
09/30/2005             19,504                    18,733
10/31/2005             19,222                    18,494
11/30/2005             19,203                    18,526
12/31/2005             19,451                    18,754
01/31/2006             19,480                    18,752
02/28/2006             19,474                    18,743
03/31/2006             19,030                    18,332
04/30/2006             19,047                    18,317
05/31/2006             19,097                    18,371
06/30/2006             19,120                    18,423
07/31/2006             19,420                    18,723
08/31/2006             19,746                    19,048
09/30/2006             19,744                    19,079

Allocation Breakdown*

U.S. Treasury Obligations	77.6%
Short-Term Instruments	13.0%
U.S. Government Agencies	3.9%
Corporate Bonds & Notes	2.3%
Asset-Backed Securities	1.1%
Other	2.1%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,037.47	$1,020.56
Expenses Paid During Period†	$4.60	$4.56

† Expenses are equal to the annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund
	Class D:	PETDX

Portfolio Insights

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	The Fund invested the collateral backing its Real Estate Investment Trust (“REIT”) derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. This investment significantly contributed to returns, as TIPS outperformed the imbedded LIBOR return in the index. The Lehman U.S. TIPS 5+ Year Index returned 4.50% versus the three-month LIBOR Index return of 2.67%.

•	Over the six-month period, 10-year real yields declined by 0.08%, compared to a 0.22% decline for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on TIPS and a nominal yield on a Treasury of the same maturity, was 2.40% on September 30, 2006 for the ten-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change for the six-month period ended September 30, 2006 was 1.55%.

•	The effective duration of the Fund was 8.53 years on September 30, 2006, compared to a duration of 8.09 years for the Lehman U.S. TIPS 5+ Year Index. Above-index duration added to performance as nominal yields fell over the period and intermediate to long maturity real yields fell, reflecting slowing U.S. growth.

•	Exposure to mortgage-backed securities contributed to performance due to outperformance relative to Treasuries. Modest euro currency exposure added to performance as the euro gained against the U.S. dollar on a monetary tightening bias by the European Central Bank.

•	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

•	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten on Federal Reserve interest rate hikes early in the period.

•	Modest yen currency holdings detracted from performance, as the yen decreased relative to the U.S. dollar on slower than expected interest rate normalization by the Bank of Japan.

•	REITs gained for the period based on a positive outlook for rental rates to increase amid declining vacancies. Also, investor flows into commercial real estate and industry consolidation helped bolster the asset class.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Class D	8.73%	21.99%	—	—	28.89%
Dow Jones Wilshire Real Estate Investment Trust Index	7.90%	28.05%	—	—	27.74%
Lipper Real Estate Fund Average	7.11%	25.53%	—	—	25.62%

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

             PIMCO RealEstateRealReturn             Dow Jones Wilshire
                    Strategy Fund                 Real Estate Investment
                       Class D                         Trust Index
             --------------------------           -----------------------
10/31/2003             $10,000                           $10,000
11/30/2003              10,446                            10,436
12/31/2003              10,861                            10,768
01/31/2004              11,435                            11,199
02/29/2004              11,904                            11,383
03/31/2004              12,814                            12,067
04/30/2004              10,274                            10,302
05/31/2004              11,249                            11,089
06/30/2004              11,574                            11,414
07/31/2004              11,692                            11,473
08/31/2004              13,006                            12,420
09/30/2004              12,966                            12,361
10/31/2004              13,765                            13,047
11/30/2004              14,355                            13,632
12/31/2004              15,373                            14,340
01/31/2005              13,971                            13,080
02/28/2005              14,322                            13,491
03/31/2005              14,108                            13,306
04/30/2005              15,220                            14,092
05/31/2005              15,783                            14,555
06/30/2005              16,615                            15,321
07/31/2005              17,379                            16,493
08/31/2005              17,134                            15,878
09/30/2005              17,045                            15,947
10/31/2005              16,324                            15,605
11/30/2005              17,030                            16,328
12/31/2005              17,219                            16,346
01/31/2006              18,515                            17,618
02/28/2006              18,824                            17,998
03/31/2006              19,124                            18,926
04/30/2006              18,221                            18,206
05/31/2006              17,612                            17,681
06/30/2006              18,605                            18,700
07/31/2006              19,517                            19,369
08/31/2006              20,495                            20,035
09/30/2006              20,794                            20,420

Allocation Breakdown*

U.S. Treasury Obligations	79.3%
Short-Term Instruments	10.4%
U.S. Government Agencies	5.6%
Corporate Bonds & Notes	2.5%
Foreign Currency-Denominated Issues	1.0%
Other	1.2%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,087.29	$1,019.10
Expenses Paid During Period†	$6.23	$6.02

† Expenses are equal to the annualized expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	11

PIMCO Small Cap StocksPLUS® TR Fund
	Class D:	PCKDX

Portfolio Insights

•	The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced relative performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes during the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets had a marginally negative effect on performance, as both corporate credit and emerging market yield premiums increased.

•	Small-cap U.S. stocks experienced negative total return performance over this time period.

Cumulative Total Return for the period ended September 30, 2006
Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class D	-3.93%
Russell 2000® Index	-4.61%
Lipper Specialty Diversified Equity Fund Average	-1.47%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                   PIMCO Small Cap
               StocksPLUS/(R)/ TR Fund
                       Class D               Russell 2000/(R)/ Index
               -----------------------       -----------------------
03/31/2006             $10,000                      $10,000
04/30/2006               9,987                        9,998
05/31/2006               9,344                        9,437
06/30/2006               9,351                        9,498
07/31/2006               9,118                        9,189
08/31/2006               9,477                        9,461
09/30/2006               9,607                        9,540

Allocation Breakdown*

Short-Term Instruments	35.5%
U.S. Government Agencies	32.8%
Corporate Bonds & Notes	16.8%
Asset-Backed Securities	12.6%
Mortgage-Backed Securities	2.3%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (07/31/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$960.68	$1,019.35
Expenses Paid During Period†	$5.60	$5.77

† The actual expenses are equal to the annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 62/183 (to reflect the period since the class commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year. The annualized expense ratio of 1.14% reflects net annualized expenses after application of an expense reduction of 0.02%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class D:	PSPDX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	Duration exposure concentrated in short maturities (less than one year) hurt performance as short-term interest rates increased coincident with Federal Reserve rate hikes in the first half of the six-month period.

•	An emphasis on mortgage-backed securities was neutral for returns as the Fund’s holdings performed in line with Treasuries.

•	Exposure to credit sensitive assets was marginally negative overall, as both corporate credit and emerging market yield premiums increased.

•	Like other measures of large-cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class D	3.61%	9.10%	6.61%	8.16%	10.62%
S&P 500 Index	4.14%	10.79%	6.97%	8.59%	10.67%
Lipper Large-Cap Core Fund Average	2.34%	8.73%	5.53%	6.82%	9.15%

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                PIMCO StocksPLUS/(R)/ Fund
                         Class D                 S&P 500 Index
                --------------------------       -------------
05/31/1993              $10,000                    $10,000
06/30/1993               10,054                     10,029
07/31/1993               10,025                      9,989
08/31/1993               10,411                     10,368
09/30/1993               10,301                     10,288
10/31/1993               10,526                     10,501
11/30/1993               10,409                     10,401
12/31/1993               10,585                     10,527
01/31/1994               10,939                     10,885
02/28/1994               10,595                     10,589
03/31/1994               10,123                     10,128
04/30/1994               10,248                     10,258
05/31/1994               10,437                     10,426
06/30/1994               10,207                     10,170
07/31/1994               10,600                     10,504
08/31/1994               11,078                     10,935
09/30/1994               10,891                     10,668
10/31/1994               11,064                     10,907
11/30/1994               10,719                     10,510
12/31/1994               10,857                     10,666
01/31/1995               11,155                     10,943
02/28/1995               11,650                     11,369
03/31/1995               11,964                     11,705
04/30/1995               12,349                     12,049
05/31/1995               12,903                     12,531
06/30/1995               13,183                     12,822
07/31/1995               13,586                     13,247
08/31/1995               13,679                     13,280
09/30/1995               14,255                     13,841
10/31/1995               14,232                     13,791
11/30/1995               14,912                     14,397
12/31/1995               15,185                     14,674
01/31/1996               15,726                     15,174
02/29/1996               15,767                     15,314
03/31/1996               15,975                     15,462
04/30/1996               16,174                     15,690
05/31/1996               16,530                     16,094
06/30/1996               16,687                     16,156
07/31/1996               15,903                     15,442
08/31/1996               16,237                     15,768
09/30/1996               17,182                     16,655
10/31/1996               17,726                     17,114
11/30/1996               19,038                     18,408
12/31/1996               18,619                     18,043
01/31/1997               19,761                     19,171
02/28/1997               19,907                     19,321
03/31/1997               18,999                     18,527
04/30/1997               20,172                     19,633
05/31/1997               21,444                     20,828
06/30/1997               22,332                     21,761
07/31/1997               24,168                     23,493
08/31/1997               22,851                     22,177
09/30/1997               24,037                     23,392
10/31/1997               23,258                     22,610
11/30/1997               24,204                     23,657
12/31/1997               24,640                     24,063
01/31/1998               24,975                     24,329
02/28/1998               26,649                     26,084
03/31/1998               27,970                     27,420
04/30/1998               28,309                     27,695
05/31/1998               27,734                     27,219
06/30/1998               28,816                     28,325
07/31/1998               28,496                     28,023
08/31/1998               24,133                     23,972
09/30/1998               25,972                     25,507
10/31/1998               28,021                     27,582
11/30/1998               29,610                     29,254
12/31/1998               31,470                     30,940
01/31/1999               32,524                     32,233
02/28/1999               31,425                     31,232
03/31/1999               32,735                     32,481
04/30/1999               34,041                     33,739
05/31/1999               33,146                     32,943
06/30/1999               35,058                     34,771
07/31/1999               33,901                     33,685
08/31/1999               33,715                     33,518
09/30/1999               32,953                     32,600
10/31/1999               35,049                     34,663
11/30/1999               35,610                     35,367
12/31/1999               37,625                     37,451
01/31/2000               35,672                     35,570
02/29/2000               35,102                     34,896
03/31/2000               38,401                     38,310
04/30/2000               37,203                     37,157
05/31/2000               36,411                     36,394
06/30/2000               37,314                     37,292
07/31/2000               36,817                     36,708
08/31/2000               39,266                     38,988
09/30/2000               37,110                     36,930
10/31/2000               36,917                     36,774
11/30/2000               34,115                     33,875
12/31/2000               34,419                     34,040
01/31/2001               35,733                     35,248
02/28/2001               32,417                     32,034
03/31/2001               30,236                     30,005
04/30/2001               32,567                     32,336
05/31/2001               32,896                     32,553
06/30/2001               32,129                     31,761
07/31/2001               31,888                     31,448
08/31/2001               29,867                     29,479
09/30/2001               27,334                     27,099
10/31/2001               27,998                     27,616
11/30/2001               29,810                     29,734
12/31/2001               30,051                     29,995
01/31/2002               29,687                     29,557
02/28/2002               29,233                     28,987
03/31/2002               30,306                     30,077
04/30/2002               28,567                     28,254
05/31/2002               28,352                     28,046
06/30/2002               26,368                     26,048
07/31/2002               24,140                     24,018
08/31/2002               24,567                     24,176
09/30/2002               21,911                     21,549
10/31/2002               23,925                     23,446
11/30/2002               25,298                     24,824
12/31/2002               23,980                     23,366
01/31/2003               23,452                     22,754
02/28/2003               23,173                     22,412
03/31/2003               23,421                     22,629
04/30/2003               25,281                     24,495
05/31/2003               26,644                     25,785
06/30/2003               26,947                     26,113
07/31/2003               27,290                     26,574
08/31/2003               27,849                     27,092
09/30/2003               27,640                     26,804
10/31/2003               29,119                     28,321
11/30/2003               29,369                     28,570
12/31/2003               30,944                     30,068
01/31/2004               31,494                     30,620
02/29/2004               31,979                     31,046
03/31/2004               31,484                     30,577
04/30/2004               30,816                     30,097
05/31/2004               31,183                     30,510
06/30/2004               31,779                     31,104
07/31/2004               30,736                     30,074
08/31/2004               30,905                     30,196
09/30/2004               31,220                     30,523
10/31/2004               31,736                     30,989
11/30/2004               32,970                     32,243
12/31/2004               34,075                     33,340
01/31/2005               33,202                     32,528
02/28/2005               33,830                     33,212
03/31/2005               33,160                     32,624
04/30/2005               32,527                     32,005
05/31/2005               33,509                     33,024
06/30/2005               33,496                     33,071
07/31/2005               34,661                     34,300
08/31/2005               34,380                     33,987
09/30/2005               34,504                     34,263
10/31/2005               33,794                     33,692
11/30/2005               35,002                     34,966
12/31/2005               35,002                     34,978
01/31/2006               35,961                     35,904
02/28/2006               35,997                     36,002
03/31/2006               36,332                     36,450
04/30/2006               36,837                     36,939
05/31/2006               35,721                     35,876
06/30/2006               35,632                     35,925
07/31/2006               35,921                     36,147
08/31/2006               36,718                     37,007
09/30/2006               37,643                     37,961

Allocation Breakdown*

Short-Term Instruments	44.6%
Corporate Bonds & Notes	22.9%
U.S. Government Agencies	16.9%
Mortgage-Backed Securities	7.2%
Asset-Backed Securities	4.5%
Other	3.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,036.08	$1,020.05
Expenses Paid During Period†	$5.10	$5.06

† Expenses are equal to the annualized expense ratio of 1.00% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $4.85 for Class D Shares, based upon the Fund’s actual performance, and $4.81 for Class D Shares, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	13

PIMCO StocksPLUS® Total Return Fund
	Class D:	PSTDX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed-income instruments.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Limited exposure to credit sensitive assets had a marginally negative effect on performance overall as both corporate credit and emerging market yield premiums increased.

•	Like other measures of large-cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Class D	4.57%	8.45%	—	—	10.79%
S&P 500 Index	4.14%	10.79%	—	—	9.26%
Lipper Large-Cap Core Fund Average	2.34%	8.73%	—	—	7.55%

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                    PIMCO StocksPLUS/(R)/
                      Total Return Fund
                         Class D             S&P 500 Index
                    ---------------------    -------------
    06/30/2002            $10,000               $10,000
    07/31/2002              9,376                 9,221
    08/31/2002              9,473                 9,282
    09/30/2002              8,514                 8,273
    10/31/2002              9,254                 9,001
    11/30/2002              9,803                 9,530
    12/31/2002              9,453                 8,970
    01/31/2003              9,116                 8,735
    02/28/2003              9,092                 8,604
    03/31/2003              9,186                 8,688
    04/30/2003              9,950                 9,404
    05/31/2003             10,643                 9,899
    06/30/2003             10,768                10,025
    07/31/2003             10,845                10,202
    08/31/2003             11,047                10,401
    09/30/2003             11,006                10,291
    10/31/2003             11,591                10,873
    11/30/2003             11,632                10,968
    12/31/2003             12,301                11,544
    01/31/2004             12,573                11,755
    02/29/2004             12,834                11,919
    03/31/2004             12,677                11,739
    04/30/2004             12,291                11,555
    05/31/2004             12,469                11,713
    06/30/2004             12,717                11,941
    07/31/2004             12,371                11,546
    08/31/2004             12,591                11,593
    09/30/2004             12,717                11,718
    10/31/2004             12,969                11,897
    11/30/2004             13,419                12,379
    12/31/2004             13,914                12,800
    01/31/2005             13,566                12,488
    02/28/2005             13,773                12,751
    03/31/2005             13,464                12,525
    04/30/2005             13,398                12,287
    05/31/2005             13,954                12,678
    06/30/2005             13,988                12,696
    07/31/2005             14,349                13,168
    08/31/2005             14,360                13,048
    09/30/2005             14,264                13,154
    10/31/2005             13,833                12,935
    11/30/2005             14,352                13,424
    12/31/2005             14,435                13,428
    01/31/2006             14,800                13,784
    02/28/2006             14,825                13,821
    03/31/2006             14,794                13,993
    04/30/2006             14,946                14,181
    05/31/2006             14,414                13,773
    06/30/2006             14,346                13,792
    07/31/2006             14,576                13,877
    08/31/2006             15,047                14,207
    09/30/2006             15,471                14,573

Allocation Breakdown*

Short-Term Instruments	44.5%
U.S. Government Agencies	42.1%
Corporate Bonds & Notes	5.7%
Mortgage-Backed Securities	3.4%
U.S. Treasury Obligations	1.5%
Other	2.8%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,045.70	$1,019.35
Expenses Paid During Period†	$5.85	$5.77

† Expenses are equal to the annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s administrative fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2006, the “Expenses Paid During Period” amounts would have been $5.85 for Class D Shares, based upon the Fund’s actual performance, and $5.77 for Class D Shares, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund
	Class D:	PSSDX

Portfolio Insights

•	The Fund seeks to achieve its investment objective of total return, by investing, under normal circumstances primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•	Short S&P 500 Index futures exposure helped relative performance as the financing rate that accrued to a seller of these futures contracts added value.

•	Duration exposure concentrated in intermediate maturities (two to ten years) enhanced performance as the yield curve flattened. Two-year and longer Treasury rates fell around 0.20% on average during the period.

•	Shorter maturity holdings detracted from returns as short-term rates moved higher coincident with Federal Reserve interest rate hikes in the first half of the six-month period. Three-month Treasury rates increased by over 0.20% during this time period.

•	An emphasis on mortgage-backed securities enhanced returns, primarily due to their yield advantage and securities selection.

•	Like other measures of large-cap U.S. stock market performance, the S&P 500 Index posted a positive total return over this time period amid firm equity market sentiment. Therefore, the inverse of the S&P 500 had a negative total return over the period.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Class D	1.24%	-3.02%	—	—	-0.59%
Inverse of S&P 500 Index	-4.20%	-10.18%	—	—	-11.25%
Lipper Specialty Diversified Equity Funds Average	-1.47%	-4.48%	—	—	5.78%

* Cumulative return.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The out performance of this Fund relative to its benchmark since inception was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through September 30, 2006

                    PIMCO StocksPLUS/(R)/ TR
                       Short Strategy Fund
                            Class D            Inverse of S&P 500 Index
                    ------------------------   ------------------------
    07/31/2003              $10,000                   $10,000
    08/31/2003                9,805                     9,805
    09/30/2003               10,200                     9,909
    10/31/2003                9,684                     9,348
    11/30/2003                9,741                     9,266
    12/31/2003                9,778                     8,780
    01/31/2004               10,480                     8,619
    02/29/2004               10,427                     8,499
    03/31/2004               10,604                     8,627
    04/30/2004               10,671                     8,762
    05/31/2004               10,547                     8,642
    06/30/2004               10,388                     8,474
    07/31/2004               10,847                     8,754
    08/31/2004               10,995                     8,719
    09/30/2004               10,905                     8,625
    10/31/2004               10,831                     8,493
    11/30/2004               10,354                     8,149
    12/31/2004               10,087                     7,872
    01/31/2005               10,378                     8,064
    02/28/2005               10,125                     7,894
    03/31/2005               10,341                     8,034
    04/30/2005               10,664                     8,186
    05/31/2005               10,475                     7,926
    06/30/2005               10,542                     7,915
    07/31/2005               10,092                     7,621
    08/31/2005               10,349                     7,691
    09/30/2005               10,182                     7,629
    10/31/2005               10,331                     7,756
    11/30/2005               10,012                     7,463
    12/31/2005               10,130                     7,460
    01/31/2006                9,896                     7,262
    02/28/2006                9,926                     7,242
    03/31/2006                9,753                     7,152
    04/30/2006                9,651                     7,056
    05/31/2006                9,955                     7,259
    06/30/2006                9,958                     7,249
    07/31/2006               10,065                     7,204
    08/31/2006               10,021                     7,033
    09/30/2006                9,875                     6,852

Allocation Breakdown*

Short-Term Instruments	42.0%
U.S. Government Agencies	23.6%
Corporate Bonds & Notes	21.4%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	4.3%
Other	1.8%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (07/31/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$1,012.42	$1,019.35
Expenses Paid During Period†	$5.75	$5.77

† The actual expenses are equal to the annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 62/183 (to reflect the period since the class commenced operations on 07/31/06). The Fund’s hypothetical expenses reflect amounts as if the Fund had been in existence for the entire fiscal half year.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2006	15

PIMCO CommodityRealReturn Strategy Fund®
	Class D:	PCRDX

Portfolio Insights

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Commodities declined for the period driven by lower energy prices amid concerns over slowing U.S. economic growth, easing geopolitical tensions, and abundant U.S. oil and natural gas inventories.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double real®” strategy. This investment was a positive contributor to performance, as TIPS outperformed the T-Bill return embedded in the Dow Jones-AIG Commodity Total Return Index. The Lehman Brothers U.S. TIPS Index gained 4.07% while the Citigroup 3-month Treasury Bill Index returned 2.41%.

•	Over the six-month period, 10-year real yields declined by 0.08%, compared to a 0.27% decline for conventional U.S. Treasury issues of similar maturity.

•	Ten-year breakeven inflation, defined as the difference between real yields on TIPS and nominal yields on Treasuries of like-maturity, was 2.40% on September 30, 2006 for the 10-year maturity. This compares to a breakeven yield of 2.59% on March 31, 2006. The CPI-U change during the six-month period ended September 30, 2006 was 1.55%.

•	The effective duration of the Fund was 7.16 years on September 30, 2006 compared to a duration of 6.43 years for the Lehman U.S. TIPS Index. Above-index duration added to performance as nominal yields fell during the period, and intermediate to long maturity yields fell, reflecting slowing U.S. growth.

•	Exposure to mortgage-backed securities contributed to returns due to outperformance versus U.S. Treasuries.

•	Modest euro currency exposure added to performance as the euro gained against the U.S. dollar due to a monetary tightening bias by the European Central Bank.

•	Despite nominal yields falling more than real yields, an emphasis on U.S. nominal bonds detracted from performance due to nominal bonds underperforming TIPS on a duration-matched basis.

•	Positions in short to intermediate U.S. nominal bonds detracted from performance as the nominal yield curve continued to flatten from Federal Reserve interest rate hikes early in the period.

•	Modest yen currency holdings detracted from performance; the yen lost ground against the U.S. dollar from slower than expected interest rate normalization by the Bank of Japan.

Average Annual Total Return for the period ended September 30, 2006
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Class D	-0.03%	-9.72%	—	—	19.00%
Dow Jones-AIG Commodity Total Return Index	-0.77%	-6.11%	—	—	14.46%
Lipper Specialty Diversified Equity Fund Average	-1.47%	-4.48%	—	—	4.36%

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Returns Through September 30, 2006

                PIMCO CommodityRealReturn
                      Strategy Fund/(R)/               Dow Jones-AIG
                         Class D                  Commodity Total Return Index
                -------------------------         ----------------------------
06/30/2002             $10,000                             $10,000
07/31/2002              10,316                               9,946
08/31/2002              11,071                              10,338
09/30/2002              11,772                              10,727
10/31/2002              11,435                              10,616
11/30/2002              11,450                              10,646
12/31/2002              12,412                              11,168
01/31/2003              13,388                              12,027
02/28/2003              14,353                              12,432
03/31/2003              12,905                              11,494
04/30/2003              12,776                              11,423
05/31/2003              14,074                              12,090
06/30/2003              13,610                              11,791
07/31/2003              13,029                              11,862
08/31/2003              13,793                              12,331
09/30/2003              14,249                              12,341
10/31/2003              14,929                              12,930
11/30/2003              14,962                              12,890
12/31/2003              16,026                              13,840
01/31/2004              16,462                              14,091
02/29/2004              17,884                              15,005
03/31/2004              18,685                              15,469
04/30/2004              17,528                              15,194
05/31/2004              18,102                              15,452
06/30/2004              17,298                              14,811
07/31/2004              17,779                              15,073
08/31/2004              17,852                              14,798
09/30/2004              19,057                              15,811
10/31/2004              19,590                              16,079
11/30/2004              19,312                              15,886
12/31/2004              18,553                              15,106
01/31/2005              18,703                              15,264
02/28/2005              19,932                              16,343
03/31/2005              20,622                              16,925
04/30/2005              19,745                              15,937
05/31/2005              19,645                              15,814
06/30/2005              19,985                              16,080
07/31/2005              20,422                              16,801
08/31/2005              22,364                              18,069
09/30/2005              23,237                              18,909
10/31/2005              21,427                              17,721
11/30/2005              21,387                              17,767
12/31/2005              22,249                              18,333
01/31/2006              22,610                              18,673
02/28/2006              21,105                              17,504
03/31/2006              20,984                              17,893
04/30/2006              22,369                              19,106
05/31/2006              22,535                              19,289
06/30/2006              22,064                              18,989
07/31/2006              23,015                              19,599
08/31/2006              22,486                              18,893
09/30/2006              20,977                              17,755

Allocation Breakdown*

U.S. Treasury Obligations	66.3%
Structured Notes	17.3%
Short-Term Instruments	8.6%
U.S. Government Agencies	3.5%
Asset-Backed Securities	1.4%
Other	2.9%

*	% of Total Investments as of 09/30/2006

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/06)	$1,000.00	$1,000.00
Ending Account Value (09/30/06)	$999.71	$1,018.85
Expenses Paid During Period†	$6.22	$6.28

† Expenses are equal to the annualized expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest directly in the index.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index.

Inverse of S&P 500	Inverse of S&P 500 is the negative equivalent of the return of the S&P 500 Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Index, Hedged to U.S. dollars	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Index, Hedged to U.S. Dollars is an unmanaged index of issuers in countries of Europe, Australasia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Semiannual Report	September 30, 2006	17

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2006

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.2%
CommodityRealReturn Strategy Fund®	70,693,215	$985,463

Convertible Fund	3,539,702	45,167

Developing Local Markets Fund	152,633,335	1,599,597

Diversified Income Fund	4,380,133	48,576

Emerging Markets Bond Fund	55,679,601	628,623

Floating Income Fund	156,113,807	1,631,389

Foreign Bond Fund (Unhedged)	3,702,705	37,582

Fundamental IndexPLUS™ Fund	4,000,539	42,926

	SHARES	VALUE (000S)
Fundamental IndexPLUS™ TR Fund	24,028,317	$255,421

GNMA Fund	7,652,717	84,180

High Yield Fund	43,896,511	426,235

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	32,379,168	400,207

Long-Term U.S. Government Fund	28,526,484	306,089

Low Duration Fund	9,924,897	98,753

Real Return Asset Fund	254,282,388	2,903,905

Real Return Fund	156,991,751	1,719,060

RealEstateRealReturn Strategy Fund	7,435,649	69,746

	SHARES	VALUE (000S)
Short-Term Fund	16,896	$169

StocksPLUS® Fund	736,092	7,780

StocksPLUS® Total Return Fund	4,569,034	55,285

Total Return Fund	45,612,999	476,656

Total Return Mortgage Fund	14,645,796	155,392

Total PIMCO Funds (Cost $11,861,633)		11,978,201

Total Investments 100.2% (Cost $11,861,633)		$11,978,201

Other Assets and Liabilities (Net) (0.2%)		(18,371)

Net Assets 100.0%		$11,959,830

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

18	PIMCO Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund (a)	(Unaudited) September 30, 2006

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 127.0%
CommodityRealReturn Strategy Fund®	5,889,916	$82,105

Convertible Fund	36,628	467

Developing Local Markets Fund	15,008,810	157,292

Diversified Income Fund	469,010	5,201

Emerging Markets Bond Fund	3,400,670	38,394

European StocksPLUS® TR Strategy Fund	367,166	4,296

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,132,202	13,994

	SHARES	VALUE (000S)
Floating Income Fund	13,584,067	$141,954

Fundamental IndexPLUS™ TR Fund	1,452,311	15,438

Global Bond Fund (Unhedged)	23,850	232

High Yield Fund	1,418,520	13,774

Japanese StocksPLUS® TR Strategy Fund	1,304,261	16,186

Long-Term U.S. Government Fund	661,200	7,095

Low Duration Fund	60	1

Real Return Asset Fund	16,071,871	183,541

Real Return Fund	9,181,971	100,542

RealEstateRealReturn Strategy Fund	114,545	1,074

	SHARES	VALUE (000S)
StocksPLUS® Total Return Fund	73	$1

StocksPLUS® TR Short Strategy Fund	17,861,080	160,035

Total Return Fund	1,019,777	10,657

Total Return Mortgage Fund	16,457	175

Total PIMCO Funds (Cost $950,310)		952,454

Total Investments 127.0% (Cost $950,310)		$952,454

Other Assets and Liabilities (Net) (27.0%)		(202,693)

Net Assets 100.0%		$749,761

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	September 30, 2006	19

Schedule of Investments   Fundamental IndexPLUS™ TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 20.7%

BANKING & FINANCE 14.9%
Aig-Fp Matched Funding
5.390% due 06/16/2008	$1,100	$1,108

American Express Centurion Bank
5.390% due 04/17/2009	4,200	4,204

American International Group, Inc.
5.050% due 10/01/2015	100	98

ANZ National International Ltd.
5.539% due 08/07/2009	2,200	2,199

Bank of America Corp.
5.378% due 09/25/2009	2,200	2,201

Bank of America N.A.
5.485% due 07/25/2008	1,300	1,301

Bear Stearns Cos., Inc.
5.635% due 04/29/2008	3,400	3,410

CIT Group Holdings, Inc.
5.635% due 01/30/2009	600	602

CIT Group, Inc.
5.540% due 12/19/2008	500	501
5.546% due 08/17/2009	300	300
5.555% due 08/15/2008	1,000	1,002
5.758% due 11/03/2010	1,400	1,406

Citigroup, Inc.
5.408% due 12/26/2008	2,000	2,002
5.516% due 05/02/2008	5,000	5,008

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.340% due 03/21/2007	1,000	998

General Electric Capital Corp.
5.520% due 01/05/2009	1,800	1,802
5.570% due 01/20/2010	1,700	1,702

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	1,300	1,302
5.479% due 06/23/2009	1,100	1,101
5.585% due 07/29/2008	700	702
5.841% due 07/23/2009	300	302

HBOS PLC
5.920% due 09/29/2049	100	97

HSBC Bank USA N.A.
5.550% due 07/28/2008	3,100	3,106

HSBC Finance Corp.
5.520% due 09/15/2008	300	301

HSBC Holdings PLC
6.500% due 05/02/2036	1,500	1,598

John Deere Capital Corp.
5.399% due 07/15/2008	700	700
5.557% due 04/15/2008	600	600

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	102

Lehman Brothers Holdings, Inc.
5.374% due 11/24/2008	2,200	2,201
5.599% due 12/23/2010	900	903
5.696% due 11/10/2009	500	503

MBNA Corp.
5.910% due 05/05/2008	4,465	4,498

Morgan Stanley
5.550% due 02/09/2009	700	701
5.751% due 01/22/2009	2,600	2,603

National Australia Bank Ltd.
5.430% due 09/11/2009	800	801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Petroleum Export Ltd.
5.265% due 06/15/2011	$93	$92

Pricoa Global Funding I
5.565% due 01/25/2008	1,300	1,303

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,168

Resona Bank Ltd.
5.850% due 09/29/2049	200	196

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	1,200	1,201

USB Capital IX
6.189% due 04/15/2049	200	202

Wells Fargo & Co.
5.430% due 03/10/2008	3,400	3,404

		59,627

INDUSTRIALS 3.3%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	3,900	3,908

DaimlerChrysler N.A. Holding Corp.
5.820% due 03/13/2009	200	200
5.870% due 09/10/2007	4,700	4,712

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Oracle Corp.
5.730% due 01/13/2009	1,200	1,202

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	391

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	1,100	1,100

Transocean, Inc.
5.591% due 09/05/2008	700	701

Viacom, Inc.
5.750% due 04/30/2011	200	200

Williams Cos., Inc.
6.375% due 10/01/2010	700	700

		13,216

UTILITIES 2.5%
AT&T, Inc.
4.214% due 06/05/2007	1,400	1,392

Embarq Corp.
6.738% due 06/01/2013	3,400	3,503

Florida Power Corp.
5.802% due 11/14/2008	3,300	3,307

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	608

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	242

Southern California Edison Co.
5.566% due 02/02/2009	800	801

		9,853

Total Corporate Bonds & Notes (Cost $82,415)		82,696

MUNICIPAL BONDS & NOTES 0.6%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	295	294

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	672

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	$1,500	$1,574

Total Municipal Bonds & Notes (Cost $2,503)		2,540

U.S. GOVERNMENT AGENCIES 46.4%
Fannie Mae
4.340% due 03/01/2035	370	371
4.413% due 10/01/2034	456	454
4.426% due 07/01/2034	1,514	1,490
4.447% due 01/01/2035	1,726	1,695
4.487% due 07/01/2035	1,990	1,974
4.500% due 08/01/2035	2,168	2,129
4.540% due 09/01/2035	1,046	1,038
4.582% due 07/01/2035	1,478	1,467
4.617% due 09/01/2035	2,281	2,257
4.678% due 05/25/2035	200	197
4.682% due 12/01/2033	1,052	1,046
4.704% due 10/01/2035	1,032	1,025
4.713% due 12/01/2033	854	846
4.836% due 06/01/2035	2,199	2,176
5.000% due 06/25/2027 - 10/01/2036	31,872	30,669
5.011% due 06/01/2035	2,198	2,186
5.500% due 07/01/2035 - 10/01/2036	116,324	114,625
5.680% due 09/25/2042	1,364	1,372
6.000% due 10/01/2036	2,000	2,009
6.411% due 11/01/2035	601	616

Freddie Mac
4.400% due 09/01/2035	1,110	1,094
4.500% due 10/15/2022	2,021	2,003
4.711% due 08/01/2035	2,071	2,041
4.714% due 06/01/2035	2,617	2,562
4.816% due 10/01/2035	1,516	1,510
4.915% due 11/01/2034	1,535	1,511
5.000% due 04/15/2012 - 01/15/2024	3,745	3,730
5.590% due 08/25/2031	352	354
5.632% due 02/25/2045	197	196
5.730% due 06/15/2018	221	221

Government National Mortgage Association
4.000% due 07/16/2027	200	198

Total U.S. Government Agencies (Cost $184,793)		185,062

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	4,818	4,623
2.375% due 01/15/2025	1,079	1,097
3.625% due 04/15/2028	252	312

Total U.S. Treasury Obligations (Cost $5,900)		6,032

MORTGAGE-BACKED SECURITIES 8.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	413	401

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	2,176	2,146

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	369	363
4.900% due 12/25/2035	871	863

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	3,309	3,267
5.610% due 02/25/2037	4,289	4,291

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	265	262

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	$729	$726
5.550% due 11/15/2019	922	923

GSR Mortgage Loan Trust
4.540% due 09/25/2035	2,292	2,261

Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	1,291	1,300

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	863	861

Mellon Residential Funding Corp.
5.770% due 12/15/2030	3,557	3,571

Morgan Stanley Capital I
5.420% due 07/15/2019	1,700	1,701

Structured Adjustable Rate Mortgage Loan Trust
5.354% due 08/25/2034	1,527	1,529
6.064% due 01/25/2035	1,310	1,319

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	462	463

Structured Asset Securities Corp.
5.430% due 09/25/2035	2,034	2,036

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	1,888	1,886

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	2,900	2,902

Washington Mutual, Inc.
5.620% due 10/25/2045	221	223
5.628% due 05/25/2041	377	380

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,500	1,487

Total Mortgage-Backed Securities (Cost $35,175)		35,161

ASSET-BACKED SECURITIES 11.8%
ACE Securities Corp.
5.400% due 10/25/2036	700	700
5.440% due 10/25/2035	1,137	1,138

Argent Securities, Inc.
5.450% due 10/25/2035	181	182
5.470% due 02/25/2036	659	660

Asset-Backed Funding Certificates
5.440% due 06/25/2035	152	152
5.450% due 06/25/2035	110	110

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	777	777

Bear Stearns Asset-Backed Securities, Inc.
5.530% due 09/25/2034	128	128

Chase Credit Card Master Trust
5.430% due 06/15/2009	2,900	2,903

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	1,800	1,802

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	57	57
5.440% due 09/25/2035	36	36

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047	1,000	1,000
5.409% due 07/25/2036	1,300	1,300
5.430% due 01/25/2036	164	164
5.430% due 10/25/2036	1,000	999

Credit-Based Asset Servicing & Securitization
5.390% due 03/25/2036	503	503

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.440% due 10/25/2035	$385	$385
5.450% due 10/25/2035	517	517
5.470% due 09/25/2035	243	243

First Franklin Mortgage Loan Asset-Backed Certificates
5.384% due 06/25/2036	3,673	3,676
5.440% due 03/25/2025	7	7

Ford Credit Auto Owner Trust
4.240% due 03/15/2008	341	340

Fremont Home Loan Trust
5.412% due 02/27/2037	800	800
5.420% due 01/25/2036	377	377

GSAMP Trust
5.394% due 09/25/2036	1,100	1,100
5.440% due 09/25/2035	538	538
5.440% due 11/25/2035	267	268

GSR Mortgage Loan Trust
5.430% due 11/25/2030	557	558

Home Equity Asset Trust
5.440% due 02/25/2036	1,968	1,969
5.450% due 01/25/2036	2,660	2,663

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	471	471

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036	736	736
5.450% due 09/25/2035	195	196
5.530% due 11/25/2034	583	584
5.610% due 10/25/2034	256	257

New Century Home Equity Loan Trust
5.440% due 09/25/2035	190	190

Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	343	343

Park Place Securities, Inc.
5.440% due 09/25/2035	137	137
5.642% due 10/25/2034	3,789	3,815

Quest Trust
5.410% due 12/25/2035	104	104

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	248	248

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	1,200	1,200
5.430% due 03/25/2035	127	127
5.440% due 05/25/2025	356	356
5.440% due 09/25/2035	593	594

Residential Asset Securities Corp.
5.384% due 10/25/2036	2,600	2,616

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	395	395

SACO I, Inc.
5.440% due 11/25/2020	197	197
5.440% due 09/25/2035	355	355

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	600	600

SBI HELOC Trust
5.494% due 08/25/2036	700	700

SLM Student Loan Trust
5.495% due 01/26/2015	698	698
5.505% due 07/25/2013	19	19

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	900	900
5.440% due 05/25/2035	58	58
5.440% due 11/25/2035	543	543

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.430% due 08/25/2035		$101	$101
5.460% due 12/25/2035		1,157	1,158

Wachovia Auto Owner Trust
4.820% due 02/20/2009		851	850

Wells Fargo Home Equity Trust
5.450% due 12/25/2035		1,337	1,338

Total Asset-Backed Securities (Cost $46,883)			46,938

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	97

Total Sovereign Issues (Cost $99)			97

SHORT-TERM INSTRUMENTS 40.0%

COMMERCIAL PAPER 15.4%
Barclays U.S. Funding Corp.
5.275% due 11/21/2006		2,000	1,985
5.300% due 11/15/2006		8,900	8,842

Cox Communications, Inc.
5.600% due 01/16/2007		300	299

Danske Corp.
5.270% due 12/27/2006		9,800	9,674

General Electric Capital Corp.
5.250% due 01/16/2007		7,500	7,382

HBOS Treasury Services PLC
5.265% due 11/22/2006		9,800	9,727

IXIS Commercial Paper Corp.
5.270% due 11/08/2006		2,600	2,586

Societe Generale N.A.
5.290% due 12/18/2006		9,300	9,192

UBS Finance Delaware LLC
5.265% due 11/16/2006		1,500	1,490
5.280% due 11/16/2006		9,300	9,239

Viacom, Inc.
5.594% due 05/29/2007		500	500
5.600% due 03/22/2007		300	300

			61,216

REPURCHASE AGREEMENTS 4.1%
Lehman Brothers, Inc.
5.050% due 10/02/2006		14,000	14,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $14,279. Repurchase proceeds are $14,006.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		2,434	2,434
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $2,484. Repurchase proceeds are $2,435.)

			16,434

FRANCE TREASURY BILLS 19.4%
2.883% due 10/12/2006 - 10/19/2006 (b)	EUR	61,200	77,501

U.S. TREASURY BILLS 1.1%
4.960% due 11/30/2006 - 12/14/2006 (b)(d)(f)		$4,295	4,248

Total Short-Term Instruments (Cost $159,087)			159,399

See Accompanying Notes	Semiannual Report	September 30, 2006	21

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

VALUE (000S)
PURCHASED OPTIONS (h) 0.3%
(Cost $988)	$1,351

Total Investments (e) 130.1% (Cost $517,843)	$519,276

Written Options (i) (0.5%) (Premiums $1,315)	(2,050)

Other Assets and Liabilities (Net) (29.6%)	(118,096)

Net Assets 100.0%	$399,130

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,483 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(e)	As of September 30, 2006, portfolio securities with an aggregate value of $11,029 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $2,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	565	$(345)
90-Day Eurodollar December Futures	Long	12/2007	416	237
90-Day Eurodollar June Futures	Long	06/2007	730	(184)
90-Day Eurodollar March Futures	Long	03/2007	522	(445)
90-Day Eurodollar March Futures	Long	03/2008	171	193
90-Day Eurodollar September Futures	Long	09/2007	679	13
Euro-Bobl 5-Year Note Futures	Long	12/2006	20	4
Euro-Bund 10-Year Note Futures	Long	12/2006	8	7
U.S. Treasury 10-Year Note December Futures	Short	12/2006	34	(22)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	26	46
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	29	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	9	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	13	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	23	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6	2

				$(488)

(g)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay) /Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	29,000	$0
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006		$1,500	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		03/20/2007		100	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		2,600	1
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016		300	0
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007		700	3
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		12/20/2006		1,000	11
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		500	(5)

								$16

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	$21
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,700	90
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	500	0
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$1,500	89
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		6,500	61
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		600	10
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036		3,400	202
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		700	21
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		600	17
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		10,800	173
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		1,600	3

							$687

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	25,305	$689
Credit Suisse First Boston	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.350%	06/15/2007	18,558	1,061
Merrill Lynch & Co., Inc.	FTSE Research Affiliates 1000 Index	1-month USD-LIBOR plus 0.250%	06/15/2007	46,421	1,922

					$3,672

(h)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	16	$0	$0
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	500	5	3
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	234	2	1
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	232	2	1
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	249	2	2
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	148	2	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,284	12	8
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	494	5	3
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	264	3	2
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	238	2	2

				$35	$23

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	3,000	$14	$20
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		8,000	46	53
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		7,000	39	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	29	40
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,500	7	9
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		1,000	6	6
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$11,300	17	18
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		3,600	18	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		14,000	78	10
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		14,000	56	50
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,000	20	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		7,000	33	25
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		27,200	118	188
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		23,000	101	184
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		16,000	77	187
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		41,000	216	343
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		3,100	5	5
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		12,200	31	56
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007		3,000	11	24

								$953	$1,328

See Accompanying Notes	Semiannual Report	September 30, 2006	23

Schedule of Investments Fundamental IndexPLUS™ TR Fund (Cont.)	(Unaudited) September 30, 2006

(i)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 111.000	11/21/2006	100	$73	$189
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	44	16	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	48	15	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	47	31	39
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	190	148	278
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	18	10	5
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	16	15	18

				$308	$531

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$20
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		4,000	55	80
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		3,000	39	75
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	34	60
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	400	6	8
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		5,100	25	67
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		300	6	6
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$5,000	18	34
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		6,000	79	13
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		6,000	58	49
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		3,000	33	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		11,900	123	203
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		10,000	102	185
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		7,000	77	190
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		18,000	218	359
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,300	5	9
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		5,300	33	64
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	18

								$1,007	$1,519

(j)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	1,772	10/2006	$0	$(9)	$(9)
Buy	CNY	3,997	03/2007	0	(3)	(3)
Sell	EUR	58,797	10/2006	204	0	204
Buy	GBP	71	10/2006	0	(2)	(2)
Buy	JPY	1,967,348	11/2006	0	(528)	(528)
Buy	KRW	728,645	05/2007	0	(4)	(4)
Buy	RUB	9,820	03/2007	0	0	0
Buy	SGD	309	11/2006	0	0	0
Buy	TWD	6,152	02/2007	0	(4)	(4)

				$204	$(550)	$(346)

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$556	$560
7.390% due 12/20/2012	2,286	2,293
7.485% due 12/20/2012	143	143

Reynolds American, Inc.
7.250% due 05/31/2012	65	65
7.313% due 05/31/2012	1,935	1,947

Total Bank Loan Obligations (Cost $4,985)		5,008

CORPORATE BONDS & NOTES 4.3%

BANKING & FINANCE 1.7%
Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42

Merrill Lynch & Co., Inc.
5.492% due 08/14/2009	4,000	4,003

Rabobank Nederland
5.527% due 01/15/2009	1,900	1,901

Santander U.S. Debt S.A. Unipersonal
5.540% due 02/06/2009	2,300	2,303

		8,249

INDUSTRIALS 0.4%
Cox Communications, Inc.
5.940% due 12/14/2007	500	503

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	900	902

Williams Cos., Inc.
6.375% due 10/01/2010	200	200

		1,605

UTILITIES 2.2%
AT&T, Inc.
4.125% due 09/15/2009	500	485

BellSouth Corp.
5.580% due 08/15/2008	3,900	3,903

Embarq Corp.
6.738% due 06/01/2013	2,000	2,061

NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,096

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,800	2,919

		10,464

Total Corporate Bonds & Notes (Cost $20,209)		20,318

MUNICIPAL BONDS & NOTES 0.8%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	2,265	2,424

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	306

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	944

Total Municipal Bonds & Notes (Cost $3,496)		3,674

U.S. GOVERNMENT AGENCIES 103.6%
Fannie Mae
3.500% due 04/25/2017	118	117
4.000% due 08/25/2009	181	181

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.190% due 11/01/2034	$1,458	$1,441
4.393% due 02/01/2035	1,052	1,046
4.591% due 08/01/2035	1,028	1,023
4.666% due 10/01/2035	1,135	1,129
4.668% due 07/01/2035	2,215	2,190
4.682% due 10/01/2035	1,189	1,181
4.716% due 10/01/2035	1,122	1,118
4.841% due 02/01/2034	973	961
4.886% due 09/01/2035	2,056	2,054
5.000% due 12/01/2018 - 10/01/2036	48,520	47,642
5.153% due 03/01/2036	3,946	3,924
5.279% due 02/01/2036	8,025	8,014
5.450% due 03/25/2034	51	51
5.460% due 03/25/2036	5,010	5,011
5.500% due 02/01/2024 - 10/01/2036	104,146	102,673
5.523% due 11/28/2035	1,784	1,786
5.525% due 07/01/2032	128	128
5.580% due 06/25/2044	181	181
5.632% due 09/01/2044 - 10/01/2044	9,856	9,919
5.680% due 09/25/2042	1,085	1,091
6.000% due 10/01/2036	257,000	258,205
6.499% due 09/01/2031	5	5
6.500% due 10/01/2036	15,000	15,277
6.625% due 11/25/2023	318	324
6.844% due 04/25/2024	260	271

Freddie Mac
2.750% due 02/15/2012	110	109
3.500% due 01/15/2022 - 01/15/2023	4,377	4,297
4.000% due 05/15/2016	2,100	2,071
4.400% due 09/01/2035	3,075	3,031
4.500% due 09/15/2020	1,123	1,111
5.000% due 08/15/2018 - 09/01/2035	7,480	7,427
5.351% due 09/01/2035	3,107	3,107
5.500% due 08/15/2030 - 05/01/2035	4,204	4,155
5.530% due 10/15/2020	1,138	1,140
5.632% due 10/25/2044	398	402
5.680% due 06/15/2031	1,929	1,931
5.730% due 05/15/2029	25	25

Government National Mortgage Association
5.125% due 11/20/2024	139	140
5.730% due 03/16/2032	53	53

Total U.S. Government Agencies (Cost $495,440)		495,942

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
8.125% due 08/15/2019	900	1,187

Total U.S. Treasury Obligations (Cost $1,218)		1,187

MORTGAGE-BACKED SECURITIES 11.2%
Banc of America Funding Corp.
4.620% due 02/20/2036	1,307	1,300

Banc of America Mortgage Securities
5.000% due 05/25/2034	262	259
5.780% due 01/25/2034	270	271

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,180	1,152
4.750% due 10/25/2035	564	556

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	647	649
5.840% due 11/25/2036	2,200	2,202

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,751	1,725
4.900% due 10/25/2035	5,315	5,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	$915	$904
5.540% due 11/20/2035	1,010	1,012
5.540% due 03/20/2046	2,363	2,367
5.610% due 02/25/2037	1,212	1,213

Countrywide Home Loan Mortgage Pass-Through Trust
5.600% due 05/25/2034	16	16
5.610% due 08/25/2034	66	66
5.620% due 04/25/2035	604	607
5.650% due 03/25/2035	552	555

Downey Savings & Loan Association Mortgage Loan Trust
5.590% due 08/19/2045	2,310	2,314
6.635% due 07/19/2044	306	312

First Horizon Alternative Mortgage Securities
4.475% due 03/25/2035	570	564

First Republic Mortgage Loan Trust
5.680% due 11/15/2031	177	179

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	250	249

GSR Mortgage Loan Trust
4.540% due 09/25/2035	594	586
5.500% due 11/25/2035	921	919

GSRPM Mortgage Loan Trust
6.030% due 01/25/2032	37	37

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	2,045	2,049

JPMorgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	165	165

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	534	520

Residential Accredit Loans, Inc.
5.540% due 04/25/2046	2,920	2,914
5.730% due 03/25/2033	223	224

Residential Asset Securitization Trust
5.730% due 05/25/2033	376	377

Structured Adjustable Rate Mortgage Loan Trust
6.064% due 01/25/2035	737	742

Structured Asset Mortgage Investments, Inc.
5.550% due 05/25/2036	2,836	2,841
5.610% due 02/25/2036	1,109	1,111

Washington Mutual, Inc.
5.600% due 12/25/2027	995	995
5.640% due 01/25/2045	520	523
5.650% due 01/25/2045	519	521
5.677% due 08/25/2046	3,755	3,755
5.777% due 07/25/2046	3,632	3,632

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	852	834
4.319% due 07/25/2035	2,700	2,641
4.362% due 05/25/2035	509	500
4.950% due 03/25/2036	4,218	4,181

Total Mortgage-Backed Securities (Cost $53,737)		53,793

ASSET-BACKED SECURITIES 26.4%
ACE Securities Corp.
5.400% due 12/25/2035	1,066	1,067
5.410% due 02/25/2036	1,784	1,786
5.440% due 10/25/2035	306	306
5.480% due 12/25/2035	1,700	1,702

Ameriquest Mortgage Securities, Inc.
5.410% due 03/25/2036	1,284	1,286

Amortizing Residential Collateral Trust
5.620% due 07/25/2032	1	1

See Accompanying Notes	Semiannual Report	September 30, 2006	25

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Argent Securities, Inc.
5.378% due 09/25/2036	$3,757	$3,759
5.390% due 05/25/2036	527	527
5.400% due 04/25/2036	2,004	2,006
5.410% due 03/25/2036	1,362	1,363

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 02/25/2036	1,136	1,135
5.410% due 12/25/2035	913	914
5.530% due 09/25/2034	513	514

Carrington Mortgage Loan Trust
5.395% due 07/25/2036	1,770	1,771

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	3,900	3,904

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	3,850	3,852
5.410% due 12/25/2035	1,064	1,065

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	3,460	3,462
5.380% due 10/25/2036	1,900	1,899
5.380% due 01/25/2037	3,528	3,530
5.400% due 06/25/2036	1,999	2,000
5.400% due 07/25/2036	2,230	2,232
5.400% due 08/25/2036	2,265	2,267
5.460% due 07/25/2036	1,680	1,681

First Franklin Mortgage Loan Asset-Backed Certificates
5.354% due 07/25/2036	3,273	3,275

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	658	658

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	688	689

GSAMP Trust
5.400% due 01/25/2036	1,350	1,351
5.400% due 02/25/2036	2,024	2,026
5.420% due 11/25/2035	722	722
5.620% due 03/25/2034	214	215

Home Equity Asset Trust
5.410% due 05/25/2036	1,186	1,187

Home Equity Mortgage Trust
5.420% due 05/25/2036	1,321	1,322

HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	1,619	1,620

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	1,451	1,452

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	2,321	2,323
5.400% due 05/25/2035	861	862
5.400% due 02/25/2036	1,067	1,067

Lehman XS Trust
5.410% due 04/25/2046	2,487	2,485
5.410% due 07/25/2046	3,589	3,552
5.410% due 08/25/2046	3,811	3,814

Long Beach Mortgage Loan Trust
5.400% due 03/25/2036	1,757	1,758
5.420% due 01/25/2036	1,472	1,473
5.610% due 10/25/2034	2,798	2,801

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	3,441	3,444
5.440% due 11/25/2035	1,456	1,457

MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	3,000	3,015

Morgan Stanley ABS Capital I
5.370% due 07/25/2036	3,302	3,304

Morgan Stanley Capital I
5.400% due 03/25/2036	2,232	2,233

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nelnet Student Loan Trust
5.378% due 08/23/2011		$2,692	$2,694
5.575% due 10/25/2016		3,500	3,505

New Century Home Equity Loan Trust
5.400% due 08/25/2036		529	529

Quest Trust
5.890% due 06/25/2034		117	118

Residential Asset Mortgage Products, Inc.
5.410% due 01/25/2036		2,333	2,334

Residential Asset Securities Corp.
5.370% due 06/25/2036		3,150	3,152
5.400% due 03/25/2036		1,320	1,321
5.400% due 04/25/2036		2,260	2,262
5.400% due 07/25/2036		3,426	3,428
5.410% due 01/25/2036		1,262	1,263
5.430% due 03/25/2035		36	36

SACO I, Inc.
5.404% due 04/25/2036		1,010	1,010

Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/2035		405	406

SLM Student Loan Trust
5.505% due 07/25/2013		18	18

Soundview Home Equity Loan Trust
5.370% due 11/25/2036		3,677	3,680
5.400% due 02/25/2036		1,196	1,197
5.400% due 03/25/2036		1,702	1,703
5.400% due 05/25/2036		1,926	1,928

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,049	1,011

Susquehanna Auto Lease Trust
4.991% due 04/16/2007		629	632

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034		16	16

USAA Auto Owner Trust
5.030% due 11/17/2008		2,057	2,056

Total Asset-Backed Securities (Cost $126,422)			126,433

SOVEREIGN ISSUES 0.2%
Hong Kong Government International Bond
5.125% due 08/01/2014		500	498

Mexico Government International Bond
10.375% due 02/17/2009		298	333

Panama Government International Bond
9.625% due 02/08/2011		258	296

Total Sovereign Issues (Cost $1,121)			1,127

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Republic of Germany
5.500% due 01/04/2031	EUR	200	315

Weather Investments II SARL
5.505% due 06/17/2012		1,000	1,267
6.298% due 06/17/2013		500	635
6.798% due 06/17/2014		500	639

Total Foreign Currency-Denominated Issues (Cost $2,867)			2,856

		SHARES
EXCHANGE-TRADED FUNDS 2.4%
iShares MSCI EAFE Index Fund		172,236	11,669

Total Exchange-Traded Funds (Cost $10,076)			11,669

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.1%

CERTIFICATES OF DEPOSIT 1.3%
Countrywide Funding Corp.
5.340% due 10/18/2006	$6,100	$6,100

COMMERCIAL PAPER 10.4%
Barclays U.S. Funding Corp.
5.275% due 11/21/2006	20,700	20,548
5.280% due 11/22/2006	1,400	1,390

Caisse d’Amortissement de la Dette Sociale
5.285% due 11/10/2006	5,700	5,668

Skandinaviska Enskilda Banken AB
5.285% due 11/15/2006	1,800	1,788

Societe Generale N.A.
5.290% due 12/18/2006	12,700	12,552

UBS Finance Delaware LLC
5.280% due 11/16/2006	4,400	4,371

Viacom, Inc.
5.594% due 05/29/2007	3,800	3,800

		50,117

REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
4.900% due 10/02/2006	6,101	6,101

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.375% due 12/31/2007 valued at $6,226. Repurchase proceeds are $6,103.)

U.S. TREASURY BILLS 1.1%
4.821% due 11/30/2006 - 12/14/2006 (a)(b)(d)	5,225	5,168

Total Short-Term Instruments (Cost $67,496)		67,486

PURCHASED OPTIONS (f) 0.6%
(Cost $1,923)		2,981

Total Investments (c) 165.6% (Cost $788,990)		$792,474

Written Options (g) (0.7%) (Premiums $1,989)		(3,166)

Other Assets and Liabilities (Net) (64.9%)		(310,697)

Net Assets 100.0%		$478,611

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $2,967 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $3,274 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $1,953 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	463	$242
90-Day Eurodollar June Futures	Long	06/2007	69	31
90-Day Eurodollar March Futures	Long	03/2007	83	(36)
90-Day Eurodollar September Futures	Long	09/2007	803	406
Euro-Bund 10-Year Note Futures	Long	12/2006	2	2
Japanese Government 10-Year Note December Futures	Long	12/2006	1	6
U.S. Treasury 10-Year Note December Futures	Long	12/2006	548	508
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	138	(3)

				$1,156

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	$3,100	$(6)
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	200	1
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	2,600	1
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260%	)	09/20/2010	200	(4)
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(2)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%		03/20/2007	500	1
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(3)

							$(12)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.360%	01/04/2010	BRL	2,400	$0
Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	(48)
Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	(29)
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		6,200	376
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GB	P300	12
Deutsche Bank AG	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	67
Morgan Stanley	6-month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	(9)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016	MXN	22,000	3
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$5,800	(172)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		7,200	(214)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		1,200	71
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2013		2,400	50
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(112)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		11,000	224
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2021		4,300	202
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		4,500	267
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		300	5
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		5,700	(169)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2011		5,200	83
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2036		800	48
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		21,600	349
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	261

							$1,265

See Accompanying Notes	Semiannual Report	September 30, 2006	27

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.100%	04/12/2007	3,968,655	$2,897
Goldman Sachs & Co.	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.250%	11/15/2007	26,058	24
Merrill Lynch & Co., Inc.	iShares MSCI EAFE Index	1-month USD-LIBOR plus 0.250%	04/12/2007	2,906,084	2,166

					$5,087

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	37	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	82,300	$449	$546
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,800	49	59
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.063%	06/15/2007		3,500	15	21
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2007		8,000	30	40
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		$2,200	11	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		50,300	249	594
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	4.500%	10/18/2006		5,100	22	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	208
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		1,300	7	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	41
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		3,000	10	15
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		113,200	596	947
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		41,400	178	484
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	4.730%	02/01/2007		20,200	69	21
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		2,300	4	3

								$1,916	$2,980

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. dollar versus Jananese yen	JPY	120.700	12/11/2006	$500	$7	$1

(g)	Written options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	35,000	$443	$696
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,400	63	64
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		2,000	30	38
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	15	19
Call - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.600%	01/02/2007		$3,600	37	2
Put - OTC 10-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.900%	01/02/2007		3,600	23	1
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		900	11	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		16,500	249	571
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	4.560%	10/18/2006		2,200	22	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	212
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		600	7	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,300	10	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		18,000	181	488
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	47
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007		49,200	595	980
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		1,000	4	7
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	4.780%	02/01/2007		8,700	71	23

								$1,989	$3,166

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2036	$103,600	$101,924	$102,078
Fannie Mae	6.000%	10/01/2036	33,000	33,166	33,155
U.S. Treasury Notes	4.750%	05/15/2014	300	300	308

				$135,390	$135,541

(2) Market value includes $6 of interest payable on short sales.

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,560	10/2006	$0	$(94)	$(94)
Sell		54,078	10/2006	387	0	387
Buy	CHF	21,030	12/2006	2	(176)	(174)
Sell		63,405	12/2006	980	0	980
Buy	CLP	8,500	12/2006	0	0	0
Buy	CNY	83,155	05/2007	0	(94)	(94)
Sell	DKK	21,583	12/2006	46	0	46
Buy	EUR	7,720	10/2006	0	(15)	(15)
Sell		137,292	10/2006	493	(3)	490
Buy	GBP	21,410	10/2006	0	(470)	(470)
Sell		84,056	10/2006	1,761	(2)	1,759
Buy	HKD	37,000	11/2006	1	0	1
Sell		87,691	11/2006	14	0	14
Buy	JPY	6,914,260	10/2006	0	(525)	(525)
Sell		154,630	10/2006	1	0	1
Buy		1,412,127	11/2006	0	(82)	(82)
Sell		20,390,455	11/2006	5,475	0	5,475
Sell	NOK	37,660	12/2006	170	0	170
Sell	NZD	323	10/2006	5	0	5
Buy	SEK	17,000	12/2006	0	(25)	(25)
Sell		126,630	12/2006	184	0	184
Sell	SGD	4,650	10/2006	33	0	33
Buy		5,193	11/2006	0	(4)	(4)
Sell		10,386	11/2006	12	0	12

				$9,564	$(1,490)	$8,074

See Accompanying Notes	Semiannual Report	September 30, 2006	29

Schedule of Investments   Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$2,597	$2,610
7.390% due 12/20/2012	10,667	10,699
7.485% due 12/20/2012	667	669

Shackleton Re Ltd.
12.968% due 08/01/2008	9,000	8,977
13.468% due 08/01/2008	3,000	3,004
13.489% due 02/07/2008	5,500	5,540

Total Bank Loan Obligations (Cost $31,376)		31,499

CORPORATE BONDS & NOTES 3.4%

BANKING & FINANCE 2.1%
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,912

Citigroup, Inc.
5.516% due 05/02/2008	14,100	14,123
5.525% due 01/30/2009	16,200	16,215

Export-Import Bank of Korea
5.590% due 10/04/2011 (b)	18,200	18,176
6.500% due 11/15/2006	2,500	2,502

Ford Motor Credit Co.
6.194% due 09/28/2007	10,000	9,911
6.340% due 03/21/2007	20,900	20,852

General Electric Capital Corp.
5.430% due 12/12/2008	12,700	12,717

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	869

Kamp Re 2005 Ltd.
5.430% due 12/14/2007 (a)	5,000	3

Parametric Re Ltd.
7.330% due 11/19/2007	11,500	11,632
9.570% due 05/19/2008	1,500	1,516

Phoenix Quake Ltd.
7.930% due 07/03/2008	50,550	51,012

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	13,750	12,484

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	9,000	9,050

Rabobank Nederland
5.527% due 01/15/2009	11,300	11,308

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,848

Vita Capital Ltd.
6.830% due 01/01/2007	34,200	34,317
6.908% due 01/01/2010	5,000	4,878

Wachovia Bank N.A.
5.461% due 12/02/2010	30,500	30,542

		293,867

INDUSTRIALS 1.1%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,020

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,423	3,432
8.875% due 09/15/2008	5,930	6,226

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,563
7.875% due 12/15/2007	8,200	8,344

EchoStar DBS Corp.
5.750% due 10/01/2008	10,600	10,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
El Paso Corp.
6.950% due 12/15/2007	$2,630	$2,669
7.625% due 08/16/2007	4,300	4,375

General Electric Co.
5.430% due 12/09/2008	6,000	6,007

HCA, Inc.
7.250% due 05/20/2008	6,500	6,581

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,423

Host Marriott LP
9.250% due 10/01/2007	2,370	2,456
9.500% due 01/15/2007	6,100	6,184

Mandalay Resort Group
9.500% due 08/01/2008	2,700	2,876
10.250% due 08/01/2007	10,500	10,894

Mirage Resorts, Inc.
7.250% due 10/15/2006	1,100	1,100

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,837
8.625% due 02/01/2022	6,900	8,304
9.500% due 09/15/2027	14,850	19,416

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,714

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,030

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,719

Weyerhaeuser Co.
6.125% due 03/15/2007	521	522

		157,226

UTILITIES 0.2%
Citizens Communications Co.
7.625% due 08/15/2008	5,000	5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,191

Embarq Corp.
7.082% due 06/01/2016	4,600	4,701

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,793

		26,860

Total Corporate Bonds & Notes (Cost $477,696)		477,953

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,385	3,419

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	2,500	2,632

Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,344

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,640	9,204

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,515	2,526
6.250% due 06/01/2033	25,000	27,536
6.625% due 06/01/2040	380	427
6.750% due 06/01/2039	1,445	1,633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	$3,870	$4,160

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,464

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,586

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	1,570	1,680

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	792
6.125% due 06/01/2032	740	784

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	415	456

Total Municipal Bonds & Notes (Cost $60,321)		67,643

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
4.394% due 08/01/2035	569	565
4.588% due 07/01/2035	655	654
4.672% due 05/01/2035	1,981	1,958
4.681% due 04/01/2035	1,478	1,466
4.846% due 06/01/2033	403	404
5.000% due 06/25/2027 - 10/01/2036	27,675	26,932
5.460% due 03/25/2036	6,630	6,632
5.500% due 02/01/2033 - 10/01/2036	503,991	496,614
5.632% due 09/01/2044 - 10/01/2044	11,755	11,829
6.000% due 10/01/2036	203,000	203,952
6.336% due 10/01/2031	671	683

Federal Housing Administration
7.430% due 12/01/2020	102	103

Freddie Mac
5.000% due 01/15/2024	7,758	7,722
5.610% due 09/25/2031	2,760	2,762
5.632% due 10/25/2044	17,228	17,413
5.680% due 12/15/2030	8,145	8,164
6.500% due 01/25/2028	82	84
7.000% due 10/15/2030	392	394

Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031	1,434	1,476

Housing Urban Development
5.530% due 08/01/2020	6,000	6,065

Total U.S. Government Agencies (Cost $792,944)		795,872

U.S. TREASURY OBLIGATIONS 113.6%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,212,857	1,149,704
1.625% due 01/15/2015	365,729	347,986
1.875% due 07/15/2013	835,321	813,949
1.875% due 07/15/2015	766,670	742,592
2.000% due 01/15/2014	1,258,519	1,234,872
2.000% due 07/15/2014	546,473	535,757
2.000% due 01/15/2016	56,289	55,014
2.000% due 01/15/2026	638,145	612,221
2.375% due 04/15/2011	19,275	19,301
2.375% due 01/15/2025	1,266,953	1,287,740
2.500% due 07/15/2016	327,580	334,235

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.000% due 07/15/2012	$1,567,417	$1,626,747
3.375% due 01/15/2007 (h)	538,961	534,456
3.375% due 01/15/2012	65,837	69,319
3.375% due 04/15/2032	37,948	47,132
3.500% due 01/15/2011	799,164	837,312
3.625% due 01/15/2008	1,143,775	1,153,292
3.625% due 04/15/2028	1,065,372	1,320,605
3.875% due 01/15/2009	528,478	543,817
3.875% due 04/15/2029	923,626	1,193,714
4.250% due 01/15/2010	816,104	863,413

U.S. Treasury Bonds
4.500% due 02/15/2036	60,200	57,703
6.250% due 08/15/2023	600	697
6.625% due 02/15/2027	23,700	29,151
7.625% due 02/15/2025	100	134
8.875% due 08/15/2017	12,100	16,351

U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,294
3.875% due 09/15/2010	109,090	106,333
3.875% due 02/15/2013	20,100	19,312
4.000% due 11/15/2012	6,000	5,813
4.250% due 11/15/2013	4,400	4,305
4.250% due 11/15/2014	2,600	2,536
4.500% due 02/28/2011	50,700	50,526
4.500% due 11/15/2015	1,900	1,882
4.875% due 04/30/2011	350,000	354,006
5.125% due 05/15/2016	29,400	30,507

Total U.S. Treasury Obligations (Cost $15,969,367)		16,003,728

MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Funding Corp.
4.620% due 02/20/2036	50,016	49,774

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2034	4,726	4,710
4.799% due 01/25/2034	2,868	2,836
5.845% due 11/25/2030	642	644

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	3,310	3,281

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	15,542	15,528

GSR Mortgage Loan Trust
4.540% due 09/25/2035	38,280	37,774

Harborview Mortgage Loan Trust
5.570% due 03/19/2037	2,921	2,927
5.670% due 06/20/2035	2,168	2,176

Mellon Residential Funding Corp.
5.770% due 12/15/2030	882	886
5.820% due 10/20/2029	552	558

Washington Mutual, Inc.
5.427% due 02/27/2034	4,059	4,130
5.590% due 11/25/2045	13,617	13,672

Total Mortgage-Backed Securities (Cost $138,670)		138,896

ASSET-BACKED SECURITIES 1.7%
Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	6,066	6,072

Argent Securities, Inc.
5.430% due 11/25/2035	1,195	1,195
5.450% due 10/25/2035	181	182

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 01/25/2036	3,677	3,682
5.780% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	5,080	5,077

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Equity One Asset-Backed Securities, Inc.
5.630% due 04/25/2034	$312	$313

First NLC Trust
5.450% due 02/25/2036	9,931	9,938

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	6,907	6,912

GSAMP Trust
5.450% due 12/25/2035	5,931	5,932

GSR Mortgage Loan Trust
5.430% due 11/25/2030	4,013	4,016

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	4,216	4,219

IXIS Real Estate Capital Trust
5.390% due 08/25/2036	11,633	11,640

Lehman XS Trust
5.410% due 07/25/2046	18,136	17,948
5.420% due 05/25/2046	3,948	3,948

Long Beach Mortgage Loan Trust
5.390% due 04/25/2036	12,388	12,398
5.420% due 01/25/2036	6,377	6,382
5.450% due 09/25/2035	2,128	2,130

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	3,111	3,113

Merrill Lynch Mortgage Investors, Inc.
5.360% due 05/25/2037	14,906	14,917
5.390% due 04/25/2037	1,890	1,891
5.410% due 01/25/2037	7,337	7,342

Morgan Stanley Capital I
5.400% due 03/25/2036	10,005	10,011

New Century Home Equity Loan Trust
5.400% due 08/25/2036	17,797	17,808

Park Place Securities, Inc.
5.440% due 09/25/2035	753	754

Residential Asset Securities Corp.
5.400% due 04/25/2036	2,637	2,639
5.400% due 07/25/2036	22,779	22,793
5.410% due 01/25/2036	8,271	8,278
5.420% due 01/25/2036	3,824	3,827
5.430% due 10/25/2035	665	666
5.430% due 11/25/2035	3,937	3,940

Residential Funding Mortgage Securities II, Inc.
5.470% due 09/25/2035	733	734

SACO I, Inc.
5.390% due 05/25/2036	9,935	9,940
5.440% due 11/25/2020	997	998
5.440% due 07/25/2035	136	136

SLC Student Loan Trust
5.360% due 12/15/2010	1,952	1,953

SLM Student Loan Trust
5.495% due 01/26/2015	3,427	3,430
5.515% due 04/25/2014	197	197

Soundview Home Equity Loan Trust
5.400% due 02/25/2036	2,484	2,486
5.400% due 03/25/2036	1,191	1,192
5.430% due 12/25/2035	3,798	3,801
5.440% due 05/25/2035	202	202

Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	8,712	8,719

Structured Asset Securities Corp.
5.430% due 08/25/2035	1,160	1,161

Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	17	16

Total Asset-Backed Securities (Cost $235,175)		235,129

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
5.625% due 01/15/2017		$5,500	$5,448

Russia Government International Bond
10.000% due 06/26/2007		7,000	7,241

Total Sovereign Issues (Cost $12,511)			12,689

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	16,717	19,588
4.250% due 12/01/2021 (d)		2,640	3,168

France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,340	8,024
1.600% due 07/25/2015 (d)		3,132	3,976
3.150% due 07/25/2032 (d)		6,692	11,086

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,707
5.500% due 09/15/2066	GBP	12,450	23,409

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,141	2,794
4.250% due 08/01/2014		1,700	2,217

New Zealand Government Bond
4.500% due 02/15/2016	NZD	10,000	8,973

Pylon Ltd.
4.833% due 12/18/2008	EUR	20,750	26,405
7.233% due 12/18/2008		40,700	51,648

Sweden Government Bond
4.638% due 12/01/2008	SEK	37,000	6,213

United Kingdom Gilt Inflation Linked
2.278% due 01/26/2035	GBP	200	525

Total Foreign Currency-Denominated Issues (Cost $160,845)			173,733

SHORT-TERM INSTRUMENTS 19.1%

COMMERCIAL PAPER 6.9%
ABN AMRO N.A. Finance
5.240% due 01/12/2007		$41,800	41,164

BNP Paribas Finance
5.340% due 10/02/2006		92,300	92,300

Cox Communications, Inc.
5.619% due 01/16/2007		18,200	18,200

Rabobank USA Financial Corp.
5.360% due 10/02/2006		388,400	388,400

Societe Generale N.A.
5.245% due 01/08/2007		229,322	225,962

Time Warner, Inc.
5.390% due 01/25/2007		8,400	8,257

UBS Finance Delaware LLC
5.245% due 01/08/2007		168,500	166,031

Viacom, Inc.
5.594% due 05/29/2007		26,500	26,500

			966,814

REPURCHASE AGREEMENTS 0.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006		56,000	56,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.625% due 03/31/2008 valued at $57,115. Repurchase proceeds are $56,024.)

See Accompanying Notes	Semiannual Report	September 30, 2006	31

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 10/02/2006		$5,987	$5,987

(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $6,110. Repurchase proceeds are $5,989.)

FRANCE TREASURY BILLS 5.4%
2.841% due 10/5/2006 - 12/28/2006 (c)	EUR	596,460	755,690

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GERMANY TREASURY BILLS 5.3%
2.816% due 10/18/2006 - 01/17/2007 (c)		$587,080	$742,113

NETHERLANDS TREASURY BILLS 0.7%
2.960% due 10/31/2006	EUR	83,500	105,630

U.S. TREASURY BILLS 0.4%
4.794% due 11/30/2006 - 12/14/2006 (c)(e)(f)(h)		$60,920	60,299

Total Short-Term Instruments (Cost $2,691,359)			2,692,533

VALUE (000S)
PURCHASED OPTIONS (j) 0.0%
(Cost $3,000)	$4,764

Total Investments (g) 146.5% (Cost $20,573,264)	$20,634,439

Written Options (k) (0.1%) (Premiums $8,621)	(12,877)

Other Assets and Liabilities (Net) (46.4%)	(6,538,853)

Net Assets 100.0%	$14,082,709

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $4,698 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	Securities with an aggregate market value of $29,720 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $101,982 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $26,518 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,629	$1,039
90-Day Eurodollar December Futures	Long	12/2008	609	282
90-Day Eurodollar June Futures	Long	06/2007	1,023	(332)
90-Day Eurodollar June Futures	Long	06/2009	609	304
90-Day Eurodollar March Futures	Long	03/2007	127	(120)
90-Day Eurodollar March Futures	Long	03/2008	641	334
90-Day Eurodollar March Futures	Long	03/2009	609	282
90-Day Eurodollar September Futures	Long	09/2007	1,188	450
90-Day Eurodollar September Futures	Long	09/2008	609	282
U.S. Treasury 5-Year Note December Futures	Long	12/2006	9,529	6,578
U.S. Treasury 10-Year Note December Futures	Long	12/2006	8,795	9,628
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	330	(769)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	513

				$18,471

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	$20,000	$100
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.780%	12/20/2011	3,900	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	06/20/2011	3,800	271
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2011	5,000	376
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 09/15/2011	Sell	1.750%	12/20/2011	8,600	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	22
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	37
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	27
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,100	68
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	32
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	18
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	48
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	44
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	18
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	20
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	20
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	23,800	131
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	327
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	351

						$2,008

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	$(75)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(137)
JPMorgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	39
UBS AG	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	28
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	229
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	70
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	566
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	567
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	117
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	89
Deutsche Bank AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	29
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		127,200	6,832
JPMorgan Chase & Co.	6-month EUR-LIBOR	Receive	2.023%	10/15/2011		31,400	0
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		12,400	535
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	234
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	16
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	67
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	1,476
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(1,134)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	924
JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	58
UBS AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	107
Morgan Stanley	6-month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	51
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	420,000	(299)
Barclays Bank PLC	3-month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	905
JPMorgan Chase & Co.	3-month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	238
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$197,800	(5,868)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		118,950	1,113
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/20/2016		148,600	(4,422)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	(187)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,995)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(8,505)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2036		6,600	(392)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		126,700	1,186
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		301,300	(6,202)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		213,600	(6,337)
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011		41,500	665
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		98,800	(2,931)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		148,200	(8,799)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		121,200	(3,597)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		93,700	(5,564)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011		34,000	550
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		150,000	1,404
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	6,891
UBS AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(3,460)

							$(37,896)

(j)	Purchased options outstanding on September 30, 2006:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$4,673
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	936

							$3,000	$5,609

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	03/20/2007	$141,400	$0	$(438)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/20/2007	24,600	0	(76)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	35,300	0	(96)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	UBS AG	0.000	03/20/2007	100,000	0	(235)

					$0	$(845)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Semiannual Report	September 30, 2006	33

Schedule of Investments Real Return Fund (Cont.)	(Unaudited) September 30, 2006

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$112.000	11/21/2006	2,122	$1,320	$2,653
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	1,266	512	969
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	2,122	457	33
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	1,266	530	79

				$2,819	$3,734

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$207,000	$1,076	$3,489
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	73,000	829	22
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	134,000	881	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	254,000	2,583	4,700
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	433	922

							$5,802	$9,143

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.125%	09/15/2008	$177,200	$171,763	$172,439
U.S. Treasury Notes	3.250%	08/15/2007	127,800	126,178	126,920
U.S. Treasury Notes	3.375%	02/15/2008	147,500	144,717	145,521
U.S. Treasury Notes	3.625%	05/15/2013	21,600	20,432	20,788
U.S. Treasury Notes	4.500%	02/15/2016	108,600	105,865	108,208
U.S. Treasury Notes	4.750%	05/15/2014	310,200	310,619	318,852
U.S. Treasury Notes	4.875%	08/15/2016	55,000	55,657	56,472

				$935,231	$949,200

(3) Market value includes $9,378 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	13,985	10/2006	$73	$0	$73
Buy	CNY	427,717	09/2007	184	0	184
Sell	EUR	1,187,823	10/2006	4,476	0	4,476
Buy	GBP	1,518	10/2006	0	(27)	(27)
Sell		22,464	10/2006	258	0	258
Buy	JPY	50,496,760	11/2006	0	(12,675)	(12,675)
Sell		7,021,433	11/2006	517	0	517
Sell	NZD	9,977	10/2006	163	0	163
Buy	PLN	4,834	11/2006	0	(10)	(10)
Buy	RUB	40,606	03/2007	0	(2)	(2)
Sell	SEK	46,511	12/2006	68	0	68

				$5,739	$(12,714)	$(6,975)

34	PIMCO Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 1.9%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	$1,300	$1,288
11.758% due 01/09/2009	700	664

Citigroup, Inc.
5.525% due 01/30/2009	500	500

Ford Motor Credit Co.
7.875% due 06/15/2010	400	390

General Electric Capital Corp.
5.430% due 12/12/2008	500	501

Rabobank Nederland
5.527% due 01/15/2009	400	400

Wachovia Bank N.A.
5.461% due 12/02/2010	800	801

		4,544

INDUSTRIALS 1.6%
Caesars Entertainment, Inc.
8.500% due 11/15/2006	100	100

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	102

CSC Holdings, Inc.
7.875% due 12/15/2007	200	204

DaimlerChrysler N.A. Holding Corp.
5.870% due 09/10/2007	3,200	3,208

El Paso Corp.
7.625% due 08/16/2007	100	102

Host Marriott LP
9.500% due 01/15/2007	100	101

		3,817

UTILITIES 0.1%
Embarq Corp.
7.082% due 06/01/2016	100	102

Total Corporate Bonds & Notes (Cost $8,494)		8,463

MUNICIPAL BONDS & NOTES 0.5%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	528
6.125% due 06/01/2032	400	424

Total Municipal Bonds & Notes (Cost $992)		1,157

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
5.000% due 08/01/2035	930	894
5.500% due 03/01/2034 - 10/01/2036	16,583	16,350
5.632% due 09/01/2044 - 10/01/2044	351	353
6.000% due 10/01/2036	1,200	1,206

Total U.S. Government Agencies (Cost $18,838)		18,803

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 112.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		$5,370	$5,090
1.625% due 01/15/2015		2,451	2,332
1.875% due 07/15/2013		28,190	27,469
1.875% due 07/15/2015		20,925	20,267
2.000% due 01/15/2014		26,862	26,357
2.000% due 07/15/2014		24,763	24,278
2.000% due 01/15/2026		23,582	22,624
2.375% due 04/15/2011		1,333	1,335
2.375% due 01/15/2025		23,103	23,482
2.500% due 07/15/2016		12,999	13,263
3.000% due 07/15/2012		21,653	22,473
3.375% due 01/15/2007		9,376	9,298
3.375% due 04/15/2032		917	1,139
3.625% due 01/15/2008		8,440	8,510
3.625% due 04/15/2028		23,528	29,165
3.875% due 04/15/2029		14,855	19,198
4.250% due 01/15/2010		5,080	5,375

U.S. Treasury Bonds
4.500% due 02/15/2036		1,800	1,725
6.625% due 02/15/2027		1,100	1,353

U.S. Treasury Notes
4.500% due 02/28/2011		100	100
4.500% due 11/15/2015		1,700	1,684
5.125% due 05/15/2016		600	623

Total U.S. Treasury Obligations (Cost $267,757)			267,140

MORTGAGE-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		87	86

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035		666	666

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,443	1,424

Total Mortgage-Backed Securities (Cost $2,188)			2,176

ASSET-BACKED SECURITIES 0.3%
Lehman XS Trust
5.410% due 07/25/2046		283	281

Merrill Lynch Mortgage Investors, Inc.
5.410% due 01/25/2037		249	249

Residential Asset Securities Corp.
5.400% due 04/25/2036		75	75

Soundview Home Equity Loan Trust
5.400% due 02/25/2036		92	92
5.400% due 03/25/2036		57	57

Total Asset-Backed Securities (Cost $756)			754

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	213	250

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,817	2,488

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)	EUR	535	$698

Total Foreign Currency-Denominated Issues (Cost $3,565)			3,436

SHORT-TERM INSTRUMENTS 14.7%

COMMERCIAL PAPER 4.1%
Cox Communications, Inc.
5.619% due 01/16/2007		$800	800

Societe Generale N.A.
5.290% due 12/18/2006		6,100	6,029

UBS Finance Delaware LLC
5.280% due 11/16/2006		2,900	2,881

			9,710

REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
4.900% due 10/02/2006		3,177	3,177

(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 6.500% due 02/15/2010 valued at $3,241. Repurchase proceeds are $3,178.)

NETHERLANDS TREASURY BILLS 8.6%
2.905% due 10/31/2006	EUR	16,210	20,507

U.S. TREASURY BILLS 0.6%
4.831% due 11/30/2006 - 12/14/2006 (a)(c)(d)		$1,485	1,470

Total Short-Term Instruments (Cost $34,901)			34,864

PURCHASED OPTIONS (f) (0.0%)
(Cost $15)			(3)

Total Investments 141.9% (Cost $337,506)			$336,790

Written Options (g) (0.0%) (Premiums $51)			(65)

Other Assets and Liabilities (Net) (41.9%)			(99,308)

Net Assets 100.0%			$237,417

See Accompanying Notes	Semiannual Report	September 30, 2006	35

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(d)	Securities with an aggregate market value of $727 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	92	$21
90-Day Eurodollar June Futures	Long	06/2007	35	(3)
90-Day Eurodollar March Futures	Long	03/2008	50	27
90-Day Eurodollar September Futures	Long	09/2007	72	(2)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	348	239
U.S. Treasury 10-Year Note December Futures	Long	12/2006	452	464
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	37	(86)

				$660

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	$200	$4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	18
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	14
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	17
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	14
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	14

						$82

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	18,000	$(380)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	15
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	58
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		4,500	242
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	16
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised SeriesNSA Index	Receive	2.275%	10/15/2016		500	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	0
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	21
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	29
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	(16)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	51
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	24
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		300	1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(5)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	(9)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	42
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	110
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	06/21/2016		10,200	(163)
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(50)
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	37
UBS AG	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,800	(17)

							$18

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2007	17,666	$1,396
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2007	25,401	2,008

					$3,404

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	292	$5	$4
Put - CBOT U.S. Treasury 10-Year Note December Futures	101.000	11/21/2006	425	8	7
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	10	0	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	16	0	0
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	170	2	1

				$15	$12

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	03/07/2007	$4,400	$0	$(13)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/07/2007	600	0	(2)

					$0	$(15)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 112.000	11/21/2006	32	$20	$40
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	30	12	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	32	7	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	30	13	2

				$51	$65

(h)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	4.250%	11/15/2013	$8,200	$7,963	$8,160

(3) Market value includes $136 of interest payable on short sales.

(i)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	583	10/2006	$0	$(3)	$(3)
Sell	EUR	15,391	10/2006	58	0	58
Buy	JPY	724,063	11/2006	0	(195)	(195)
Sell		116,325	11/2006	9	0	9
Buy	PLN	133	11/2006	0	0	0
Buy	RUB	1,128	03/2007	0	0	0

				$67	$(198)	$(131)

See Accompanying Notes	Semiannual Report	September 30, 2006	37

Schedule of Investments   Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 19.2%
American Express Credit Corp.
5.390% due 03/02/2009	$30	$30

American Honda Finance Corp.
5.450% due 03/09/2009	30	30

ANZ National International Ltd.
5.539% due 08/07/2009	20	20

Bank of America Corp.
5.400% due 06/19/2009	30	30

Bear Stearns Cos., Inc.
5.660% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	30	29

Caterpillar Financial Services Corp.
5.470% due 05/18/2009	20	20

CIT Group, Inc.
5.608% due 05/23/2008	30	30

Citigroup Global Markets Holdings, Inc.
5.609% due 08/03/2009	20	20

Citigroup, Inc.
5.530% due 06/09/2009	10	10

General Electric Capital Corp.
5.590% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.841% due 07/23/2009	30	31

International Lease Finance Corp.
5.620% due 05/24/2010	20	20

John Deere Capital Corp.
5.399% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.698% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.374% due 11/24/2008	10	10
5.598% due 04/03/2009	20	20

Merrill Lynch & Co., Inc.
5.440% due 06/16/2008	10	10
5.490% due 06/16/2008	20	20

Morgan Stanley
5.515% due 04/25/2008	30	30

Santander U.S. Debt S.A. Unipersonal
5.450% due 09/19/2008	20	20

SLM Corp.
5.695% due 07/25/2008	20	20

Wachovia Corp.
5.535% due 10/28/2008	30	30

Wells Fargo & Co.
5.430% due 03/10/2008	20	20

		560

INDUSTRIALS 5.1%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	20	20

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	30	30

Diageo Capital PLC
5.546% due 11/10/2008	20	20

El Paso Corp.
6.950% due 12/15/2007	20	20

FedEx Corp.
5.579% due 08/08/2007	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Safeway, Inc.
5.718% due 03/27/2009	$30	$30

Transocean, Inc.
5.591% due 09/05/2008	10	10

		150

UTILITIES 1.7%
AT&T, Inc.
5.612% due 11/14/2008	20	20

BellSouth Corp.
5.580% due 08/15/2008	20	20

Telecom Italia Capital S.A.
6.108% due 07/18/2011	10	10

		50

Total Corporate Bonds & Notes (Cost $759)		760

U.S. GOVERNMENT AGENCIES 50.7%
Fannie Mae
5.500% due 11/25/2035 - 10/01/2036	1,502	1,480

Total U.S. Government Agencies (Cost $1,475)		1,480

MORTGAGE-BACKED SECURITIES 3.5%
HSI Asset Securitization Corp. Trust
5.460% due 07/25/2035	36	36

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	30	30

Washington Mutual, Inc.
5.590% due 09/25/2046	10	10
5.667% due 10/25/2046	25	25

Total Mortgage-Backed Securities (Cost $101)		101

ASSET-BACKED SECURITIES 19.5%
ACE Securities Corp.
5.384% due 10/25/2036	28	28
5.390% due 05/25/2036	14	14
5.400% due 10/25/2036	20	20

Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	15	15

Asset-Backed Securities Corp. Home Equity
5.605% due 09/25/2034	5	5

Bank One Issuance Trust
5.360% due 10/15/2009	25	25

Chase Credit Card Master Trust
5.370% due 09/15/2009	20	20
5.430% due 06/15/2009	20	20
5.430% due 10/15/2009	20	20

Citigroup Mortgage Loan Trust, Inc.
5.370% due 08/25/2036	20	20
5.630% due 11/25/2034	11	11

Countrywide Asset-Backed Certificates
5.380% due 01/25/2037	19	19
5.380% due 03/25/2047	20	20
5.409% due 07/25/2036	20	20
5.430% due 10/25/2036	10	10

DaimlerChrysler Auto Trust
5.250% due 05/08/2009 (a)	10	10

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Franklin Mortgage Loan Asset-Backed Certificates
5.384% due 06/25/2036	$27	$28
5.420% due 01/25/2036	22	22
5.420% due 11/25/2036	18	18

Fremont Home Loan Trust
5.412% due 02/27/2037	25	25

GE-WMC Mortgage Securities LLC
5.365% due 08/25/2036	20	20

GSAMP Trust
5.394% due 09/25/2036	25	25

Home Equity Asset Trust
5.450% due 01/25/2036	29	29

Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007	3	3

Park Place Securities, Inc.
5.642% due 10/25/2034	37	37

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	25	25

Residential Asset Securities Corp.
5.364% due 08/25/2036	19	19

Saxon Asset Securities Trust
5.382% due 11/25/2036 (a)	20	20

SBI HELOC Trust
5.494% due 08/25/2036	20	20

Total Asset-Backed Securities (Cost $568)		568

SHORT-TERM INSTRUMENTS 54.9%

REPURCHASE AGREEMENTS 48.7%
Credit Suisse First Boston
5.050% due 10/02/2006	1,200	1,200
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $1,233. Repurchase proceeds are $1,201.)

State Street Bank and Trust Co.
4.900% due 10/02/2006	223	223
(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $232. Repurchase proceeds are $223.)

		1,423

U.S. TREASURY BILLS 6.2%
4.808% due 12/14/2006 (b)(d)	182	180

Total Short-Term Instruments (Cost $1,603)		1,603

PURCHASED OPTIONS (f) 0.0%
(Cost $1)		0

Total Investments (c) 154.6% (Cost $4,507)		$4,512

Other Assets and Liabilities (Net) (54.6%)		(1,593)

Net Assets 100.0%		$2,919

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $133 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $180 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	7	$6
90-Day Eurodollar June Futures	Long	06/2007	9	4
90-Day Eurodollar March Futures	Long	03/2007	1	0
90-Day Eurodollar March Futures	Long	03/2008	1	1
90-Day Eurodollar September Futures	Long	09/2007	2	1
Russell 2000 Index December Futures	Long	12/2006	8	17
U.S. Treasury 10-Year Note December Futures	Long	12/2006	3	3

				$32

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	$10	$0

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$103.000	11/21/2006	3	$0	$0
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	19	0	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	1	0	0
Put - CME E-mini Russell 2000 Index December Futures	460.000	12/15/2006	20	1	0

				$1	$0

Options on Securities	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 12/01/2036	$88.250	12/05/2006	$1,000,000	$0	$0
Put - OTC Fannie Mae 5.500% due 12/01/2036	90.000	12/05/2006	500,000	0	0

				$0	$0

(g)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	11	10/2006	$0	$0	$0
Buy	EUR	15	10/2006	0	0	0
Buy	GBP	4	10/2006	0	0	0
Buy	JPY	9,873	11/2006	0	(3)	(3)
Buy	KRW	3,907	05/2007	0	0	0
Buy	RUB	80	03/2007	0	0	0
Buy	SGD	2	11/2006	0	0	0
Buy	TWD	34	02/2007	0	0	0

				$0	$(3)	$(3)

See Accompanying Notes	Semiannual Report	September 30, 2006	39

Schedule of Investments   StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$927	$934
7.390% due 12/20/2012	3,810	3,821
7.485% due 12/20/2012	238	239

Reynolds American, Inc.
7.250% due 05/31/2012	268	269
7.312% due 05/31/2012	8,710	8,763

Total Bank Loan Obligations (Cost $13,953)		14,026

CORPORATE BONDS & NOTES 22.9%

BANKING & FINANCE 12.7%
American Express Credit Corp.
5.330% due 06/12/2007	2,700	2,701

American General Finance Corp.
5.429% due 03/23/2007	900	901

Atlantic & Western Re Ltd.
11.508% due 01/09/2007	300	297

Bank of America Corp.
5.400% due 06/19/2009	9,600	9,609

Bear Stearns Cos., Inc.
5.489% due 08/21/2009	3,000	3,004

Caterpillar Financial Services Corp.
5.570% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,694
5.540% due 12/19/2008	1,500	1,504

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	7,100	7,108
5.490% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.408% due 12/26/2008	1,600	1,602
5.525% due 01/30/2009	1,000	1,001

Eli Lilly Services, Inc.
5.440% due 09/12/2008	3,267	3,273

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	759

Export-Import Bank of Korea
5.656% due 11/16/2010	5,900	5,908

Ford Motor Credit Co.
5.590% due 03/13/2007	2,700	2,683
6.194% due 09/28/2007	2,600	2,577
6.340% due 03/21/2007	8,500	8,480
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	583

General Electric Capital Corp.
5.520% due 01/05/2009	100	100

General Motors Acceptance Corp.
6.539% due 09/23/2008	7,400	7,357

Goldman Sachs Group, Inc.
5.467% due 03/30/2007	2,200	2,202
5.477% due 12/22/2008	3,600	3,606
5.479% due 06/23/2009	3,100	3,103
5.605% due 10/05/2007	700	701

HSBC Finance Corp.
5.520% due 09/15/2008	1,400	1,404
6.538% due 11/13/2007	10,100	10,201

Lehman Brothers Holdings, Inc.
5.492% due 08/21/2009	2,000	2,001
5.599% due 12/23/2010	2,500	2,507
5.696% due 11/10/2009	1,300	1,307

Morgan Stanley
5.550% due 02/09/2009	2,800	2,805
5.748% due 01/18/2011	3,300	3,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Phoenix Quake Ltd.
7.930% due 07/03/2008	$500	$505

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	600	603

Prudential Financial, Inc.
5.540% due 06/13/2008	4,400	4,412

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	3,400	3,404

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	5,800	5,807
5.450% due 09/19/2008	6,500	6,510

Vita Capital Ltd.
6.830% due 01/01/2007	300	301

Wachovia Corp.
5.535% due 10/28/2008	4,170	4,176

		123,310

INDUSTRIALS 5.3%
Cox Communications, Inc.
5.940% due 12/14/2007	1,300	1,307

DaimlerChrysler N.A. Holding Corp.
5.640% due 03/07/2007	2,900	2,901
5.870% due 09/10/2007	1,800	1,804

El Paso Corp.
7.625% due 08/16/2007	2,360	2,401

General Electric Co.
5.430% due 12/09/2008	9,600	9,611

HCA, Inc.
7.250% due 05/20/2008	590	597

Host Marriott LP
9.500% due 01/15/2007	150	152

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	723

Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,698

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,386

Oracle Corp.
5.730% due 01/13/2009	3,800	3,807

Pemex Project Funding Master Trust
5.991% due 12/03/2012	3,600	3,595

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,023

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,045

Transcontinental Gas Pipe Line Corp.
6.787% due 04/15/2008	5,400	5,414

Transocean, Inc.
5.591% due 09/05/2008	1,900	1,901

Williams Cos., Inc.
5.935% due 02/16/2007	4,300	4,311

		51,899

UTILITIES 4.9%
AT&T, Inc.
4.214% due 06/05/2007	2,900	2,884
5.612% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,680

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Consolidated Natural Gas Co.
5.375% due 11/01/2006	$2,500	$2,500

Dominion Resources, Inc.
5.664% due 09/28/2007	3,000	3,002

Entergy Gulf States, Inc.
6.140% due 12/08/2008	3,000	3,007

Florida Power Corp.
5.802% due 11/14/2008	1,900	1,904

NiSource Finance Corp.
5.968% due 11/23/2009	600	600

NiSource, Inc.
3.628% due 11/01/2006	1,200	1,198

Progress Energy, Inc.
5.957% due 01/15/2010	1,500	1,506

Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	1,800	1,801

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,918

Qwest Corp.
8.640% due 06/15/2013	3,400	3,655

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,932

Southern California Edison Co.
5.566% due 02/02/2009	2,000	2,003

Telefonica Emisones SAU
5.690% due 06/19/2009	2,600	2,604

		47,201

Total Corporate Bonds & Notes (Cost $222,171)		222,410

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,865	1,873

Total Municipal Bonds & Notes (Cost $1,857)		1,873

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
4.617% due 09/01/2035	9,622	9,523
4.713% due 12/01/2033	3,579	3,548
4.784% due 04/01/2035	8,007	7,906
5.000% due 11/01/2019 - 04/25/2033	38,695	38,018
5.134% due 07/01/2018 -11/01/2028	543	547
5.138% due 12/01/2023	4	4
5.158% due 02/01/2027	8	8
5.340% due 04/01/2018	57	57
5.450% due 03/25/2034	2,486	2,489
5.500% due 09/01/2033 - 10/01/2036	46,274	45,636
5.669% due 08/01/2029	49	49
5.730% due 05/25/2031 -11/25/2032	6,870	6,901
5.984% due 09/01/2034	2,345	2,361
6.000% due 01/01/2017 - 10/01/2033	1,561	1,585
6.104% due 12/01/2036	2,349	2,365
6.411% due 11/01/2035	1,728	1,770
6.500% due 09/25/2008 (b)	5	0
6.509% due 05/01/2022	9	9
7.000% due 02/01/2015 - 03/01/2015	1,695	1,747
7.500% due 09/01/2015 - 05/01/2016	1,227	1,270
8.000% due 03/01/2030 - 07/01/2031	253	267

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
0.000% due 02/05/2007	$1,100	$1,059
8.300% due 02/27/2012	2,400	2,191

Freddie Mac
4.714% due 06/01/2035	6,634	6,496
5.000% due 07/15/2024	5,700	5,672
5.256% due 07/01/2019	688	697
5.500% due 08/15/2030	142	141
5.632% due 02/25/2045	3,804	3,781
5.680% due 12/15/2030	1,640	1,644
5.700% due 02/15/2031	231	231
5.730% due 06/15/2018	625	626
6.000% due 03/01/2016 - 10/01/2033	6,570	6,622
6.391% due 12/01/2022	65	65
6.500% due 10/25/2043	3,020	3,070
6.681% due 06/01/2022	32	33
8.500% due 04/01/2025 - 06/01/2025	25	27

Government National Mortgage Association
4.000% due 07/16/2027	649	642
4.750% due 07/20/2018 - 07/20/2027	2,909	2,930
5.125% due 12/20/2022 - 12/20/2027	554	557
5.375% due 02/20/2026 - 02/20/2028	1,385	1,397
5.730% due 09/20/2030	6	6
8.000% due 04/20/2030	257	271

Total U.S. Government Agencies (Cost $165,295)		164,218

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Securities
3.625% due 01/15/2008 (e)(g)	15,492	15,621

Total U.S. Treasury Obligations (Cost $16,099)		15,621

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Funding Corp.
4.114% due 05/25/2035	2,366	2,307

Banc of America Mortgage Securities
6.500% due 10/25/2031	1,274	1,298

Bank Mart
4.567% due 03/01/2019 (k)	735	713

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	956	960
4.650% due 01/25/2034	2,842	2,832
4.750% due 10/25/2035	9,347	9,222
5.060% due 04/25/2033	857	859
5.329% due 02/25/2033	356	355

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,439	2,418

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	1,939	1,925

CS First Boston Mortgage Securities Corp.
5.351% due 03/25/2032	1,240	1,241
6.050% due 06/25/2032	71	71
6.568% due 06/25/2032	112	113

Fund America Investors Corp. II
6.226% due 06/25/2023	20	20

Greenpoint Mortgage Funding Trust
5.600% due 11/25/2045	1,557	1,560

GSR Mortgage Loan Trust
5.680% due 01/25/2034	575	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Impac CMB Trust
5.730% due 07/25/2033	$2,296	$2,298
5.830% due 04/25/2034	974	975
6.063% due 10/25/2033	179	179

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	1,792	1,791

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	176	176

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,358	2,313

Mellon Residential Funding Corp.
5.570% due 06/15/2030	5,583	5,545

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	815	810

MLCC Mortgage Investors, Inc.
6.635% due 01/25/2029	2,150	2,176

Prime Mortgage Trust
5.730% due 02/25/2019	231	231
5.730% due 02/25/2034	954	957

Resecuritization Mortgage Trust
5.576% due 04/26/2021	8	7

Residential Funding Mortgage Security I
6.500% due 03/25/2032	867	871

Salomon Brothers Mortgage Securities VII
6.930% due 12/25/2030	1,156	1,153

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	1,201	1,203
9.482% due 06/25/2029	1,092	1,180

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	7,700	7,706

Washington Mutual, Inc.
5.427% due 02/27/2034	2,456	2,499
5.600% due 12/25/2045	2,010	2,018
5.620% due 10/25/2045	1,032	1,039
5.665% due 11/25/2034	1,854	1,858
5.963% due 06/25/2042	3,027	3,036

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,843	3,809

Total Mortgage-Backed Securities (Cost $70,620)		70,299

ASSET-BACKED SECURITIES 4.5%
AFC Home Equity Loan Trust
5.480% due 06/25/2028	559	560

Ameriquest Mortgage Securities, Inc.
5.440% due 10/25/2035	141	141

Argent Securities, Inc.
5.450% due 10/25/2035	778	778
5.470% due 02/25/2036	2,703	2,705

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	2,389	2,392

Chase Funding Mortgage Loan Asset-Backed Certificates
5.700% due 10/25/2032	473	474

Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	226	227

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	466	467

First NLC Trust
5.440% due 12/25/2035	524	524

Fremont Home Loan Trust
5.420% due 01/25/2036	1,131	1,132

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.450% due 12/25/2035		$3,485	$3,486

GSR Mortgage Loan Trust
5.430% due 11/25/2030		1,616	1,618

Long Beach Mortgage Loan Trust
5.420% due 01/25/2036		1,901	1,902
5.530% due 11/25/2034		2,472	2,475
5.610% due 10/25/2034		746	747

New Century Home Equity Loan Trust
5.440% due 09/25/2035		316	316

Novastar Home Equity Loan
5.605% due 04/25/2028		192	192

Residential Asset Mortgage Products, Inc.
5.430% due 05/25/2035		1,535	1,536
5.580% due 02/25/2034		612	613

Residential Asset Securities Corp.
5.440% due 10/25/2035		1,497	1,498

SACO I, Inc.
5.440% due 07/25/2035		53	53

Saxon Asset Securities Trust
5.382% due 11/25/2036 (c)		1,500	1,500

SG Mortgage Securities Trust
5.430% due 10/25/2035		1,990	1,992

SLM Student Loan Trust
5.370% due 04/25/2012		6,400	6,400
5.505% due 07/25/2013		51	51

Soundview Home Equity Loan Trust
5.430% due 12/25/2035		826	826
5.440% due 05/25/2035		159	159

Structured Asset Securities Corp.
5.460% due 12/25/2035		3,051	3,053

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,554	2,550

Wells Fargo Home Equity Trust
5.450% due 12/25/2035		3,416	3,419

Total Asset-Backed Securities (Cost $43,763)			43,786

SOVEREIGN ISSUES 0.8%
Hydro Quebec
5.562% due 09/29/2049		1,200	1,134

Korea Development Bank
5.679% due 11/22/2012		2,200	2,206

Mexico Government International Bond
6.200% due 01/13/2009		4,700	4,756

Total Sovereign Issues (Cost $7,923)			8,096

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%
New Zealand Government Bond
4.500% due 02/15/2016	NZD	9,750	8,749

Total Foreign Currency-Denominated Issues (Cost $6,675)			8,749

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.749% due 12/31/2049		913	9,598

Total Preferred Stocks (Cost $9,564)			9,598

See Accompanying Notes	Semiannual Report	September 30, 2006	41

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 46.6%

COMMERCIAL PAPER 21.9%
Bank of America Corp.
5.250% due 01/12/2007	$300	$296
5.275% due 12/01/2006	19,400	19,222

Barclays U.S. Funding Corp.
5.230% due 12/27/2006	13,300	13,128
5.280% due 11/22/2006	16,400	16,277

BNP Paribas Finance
5.340% due 10/02/2006	15,000	15,000

Cox Communications, Inc.
5.449% due 01/16/2007	1,200	1,200

Danske Corp.
5.255% due 01/18/2007	1,600	1,574
5.265% due 12/27/2006	26,500	26,157
5.270% due 12/27/2006	1,900	1,876

Rabobank USA Financial Corp.
5.270% due 10/02/2006	27,100	27,100
5.360% due 10/02/2006	2,400	2,400

Societe Generale N.A.
5.245% due 01/08/2007	2,400	2,365
5.260% due 12/01/2006	26,700	26,455
5.370% due 10/10/2006	500	499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TotalFinaElf Capital S.A.
5.360% due 10/02/2006	$27,000	$27,000

UBS Finance Delaware LLC
5.205% due 01/26/2007	9,000	8,845
5.245% due 01/08/2007	20,600	20,298
5.340% due 10/02/2006	400	400

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500
5.600% due 03/22/2007	800	800

		212,392

REPURCHASE AGREEMENTS 2.4%
Lehman Brothers, Inc.
5.050% due 10/02/2006	23,000	23,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $23,457. Repurchase proceeds are $23,010.)

TRI-PARTY REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 10/02/2006	5,645	5,645

(Dated 09/29/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $5,762. Repurchase proceeds are $5,647.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 16.2%
2.820% due 10/12/2006 - 12/21/2006 (d)	EUR	124,340	$157,221

U.S. TREASURY BILLS 5.5%
4.836% due 11/30/2006 - 12/14/2006 (d)(g)		$54,305	53,740

Total Short-Term Instruments (Cost $452,647)			451,998

PURCHASED OPTIONS (i) 0.2%
(Cost $1,547)			1,861

Total Investments (f) 104.3% (Cost $1,012,114)			$1,012,535

Written Options (j) (0.3%) (Premiums $2,053)			(3,360)

Other Assets and Liabilities (Net) (4.0%)			(38,563)

Net Assets 100.0%			$970,612

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	As of September 30, 2006, portfolio securities with an aggregate value of $13,358 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $69,361 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	2,174	$(3,180)
90-Day Eurodollar December Futures	Long	12/2007	201	89
90-Day Eurodollar June Futures	Long	06/2007	281	(38)
90-Day Eurodollar March Futures	Long	03/2008	2	1
90-Day Eurodollar September Futures	Long	09/2007	464	168
S&P 500 Emini Index December Futures	Long	12/2006	9,226	13,324
S&P 500 Index December Futures	Long	12/2006	952	7,428
U.S. Treasury 30-Year Bond December Futures	Short	12/2006	579	(878)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	41	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	37	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	64	13

				$16,941

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(h)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	76,000	$1
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006		$1,100	14
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	5
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	12/20/2006		1,900	8
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	03/20/2007		900	5
JPMorgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007		1,500	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		2,000	48
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		17,500	35
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	36
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007		2,500	63
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007		1,000	10

							$241

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	$20
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	11
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	1,400	(15)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(16)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016		$100	3

							$3

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.030%	05/15/2007	9	$254

(i)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$92.250	12/18/2006	2,095	$20	$13
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	2,486	24	15
Put - CME S&P 500 Index December Futures	700.000	12/14/2006	2,173	35	0

				$79	$28

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$53
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	24
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	16
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$39,000	59	61
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		13,700	70	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		37,000	205	27
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		35,000	140	126
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	1,047
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		19,000	97	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		19,000	89	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		41,400	139	215
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	83
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	112
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		11,200	18	18

								$1,468	$1,850

See Accompanying Notes	Semiannual Report	September 30, 2006	43

Schedule of Investments StocksPLUS® Fund (Cont.)	(Unaudited) September 30, 2006

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	01/17/2007	$3,000	$0	$(17)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar December Futures	$95.000	12/18/2006	34	$17	$28
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	918	504	1,343
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	35	19	10

				$540	$1,381

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$60
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	21
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		4,700	22	62
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	13
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$17,000	62	115
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		5,900	69	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		16,000	210	35
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		15,000	145	122
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	1,008
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006		8,000	96	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		8,000	89	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		18,000	142	250
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	84
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	121
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		4,800	19	32

								$1,513	$1,988

Straddle Options
Description	Counterparty	Exercise Price (3)	Expiration Date	Notional Amount	Premium (3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	01/17/2007	$3,000	$0	$(9)

(3) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as a Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$738	$713	0.07%

(l)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	9,454	03/2007	$0	$(8)	$(8)
Sell	EUR	119,941	10/2006	416	0	416
Buy	GBP	412	10/2006	0	(9)	(9)
Buy	JPY	5,331,128	11/2006	0	(1,431)	(1,431)
Buy	KRW	1,391,621	05/2007	0	(7)	(7)
Sell	NZD	11,459	10/2006	187	0	187
Buy	RUB	25,708	03/2007	0	0	0

				$603	$(1,455)	$(852)

44	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 4.1%
American General Finance Corp.
5.429% due 03/23/2007	$300	$300

American International Group, Inc.
5.050% due 10/01/2015	100	98

Bank of America N.A.
5.485% due 07/25/2008	900	901

BNP Paribas
5.186% due 06/29/2049	1,200	1,138

Citigroup Global Markets Holdings, Inc.
5.490% due 03/17/2009	600	601

Citigroup, Inc.
5.525% due 01/30/2009	1,200	1,201
6.125% due 08/25/2036	1,200	1,238

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	800	801
5.479% due 06/23/2009	1,000	1,001

HBOS PLC
5.920% due 09/29/2049	100	97

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	100	101

Merrill Lynch & Co., Inc.
5.489% due 08/22/2008	400	401

Petroleum Export Ltd.
5.265% due 06/15/2011	93	92

Resona Bank Ltd.
5.850% due 09/29/2049	200	196

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,072

USB Capital IX
6.189% due 04/15/2049	100	101

Wachovia Corp.
5.535% due 10/28/2008	1,100	1,102

		10,537

INDUSTRIALS 0.6%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	800	802

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	196
7.375% due 12/15/2014	10	11

Transocean, Inc.
5.591% due 09/05/2008	500	500

		1,611

UTILITIES 1.1%
AT&T, Inc.
4.214% due 06/05/2007	700	696

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	646

Qwest Corp.
7.625% due 06/15/2015	600	626

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	290

Telefonica Emisones SAU
5.690% due 06/19/2009	700	701

		2,959

Total Corporate Bonds & Notes (Cost $15,135)		15,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 1.4%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	$15	$15

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,000	3,158

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	408

Total Municipal Bonds & Notes (Cost $3,187)		3,581

U.S. GOVERNMENT AGENCIES 42.7%
Fannie Mae
4.678% due 05/25/2035	100	99
5.000% due 11/01/2017 - 10/01/2036	20,515	20,136
5.208% due 05/01/2036	18	18
5.450% due 03/25/2034	410	411
5.500% due 05/01/2032 - 10/01/2036	86,349	85,252
5.680% due 03/25/2044	1,138	1,139
5.730% due 11/25/2032	100	100
5.984% due 09/01/2034	94	94
6.000% due 10/01/2036	1,000	1,005
6.104% due 12/01/2036	82	82
7.000% due 09/01/2013	18	19
8.000% due 12/01/2030	3	3

Freddie Mac
4.500% due 10/01/2007	49	48
5.500% due 08/15/2030	20	20
5.632% due 02/25/2045	131	130
5.700% due 02/15/2031	3	3
6.102% due 02/01/2024	21	21
8.000% due 01/01/2017	47	49

Government National Mortgage Association
5.375% due 03/20/2027	5	5
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,253	1,217
5.520% due 06/01/2024	1,415	1,436

Total U.S. Government Agencies (Cost $113,128)		111,289

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	2,871	2,754
2.375% due 01/15/2025	1,187	1,207

Total U.S. Treasury Obligations (Cost $3,969)		3,961

MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	413	401

Banc of America Funding Corp.
4.114% due 05/25/2035	571	557

Banc of America Mortgage Securities
6.500% due 10/25/2031	212	216
6.500% due 09/25/2033	60	61

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	61	61
4.650% due 01/25/2034	198	198
5.060% due 04/25/2033	8	8
5.329% due 02/25/2033	1	1

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	1,424	1,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$184	$181

Countrywide Alternative Loan Trust
6.000% due 10/25/2033	176	175

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	176	175
5.600% due 05/25/2034	239	239

CS First Boston Mortgage Securities Corp.
5.702% due 05/25/2032	3	3
5.751% due 10/25/2032	1,306	1,302

GSR Mortgage Loan Trust
3.402% due 06/25/2034	1,270	1,269
6.000% due 03/25/2032	1	1

Impac CMB Trust
5.730% due 07/25/2033	106	106
5.830% due 04/25/2034	157	157

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	154	154

MASTR Asset Securitization Trust
5.500% due 09/25/2033	41	41

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	21	21

MLCC Mortgage Investors, Inc.
6.635% due 01/25/2029	222	225

Morgan Stanley Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
5.730% due 02/25/2019	26	26
5.730% due 02/25/2034	132	133

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	685	653

Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	2	2

Washington Mutual, Inc.
5.427% due 02/27/2034	81	83
5.620% due 10/25/2045	221	223
5.963% due 08/25/2042	151	151

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	750	743

Total Mortgage-Backed Securities (Cost $9,078)		8,995

ASSET-BACKED SECURITIES 0.6%
Amortizing Residential Collateral Trust
5.620% due 07/25/2032	18	18

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	640	641

Countrywide Asset-Backed Certificates
5.810% due 12/25/2031	158	158

CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	23	23

GSAMP Trust
5.520% due 10/25/2033	30	30

Long Beach Mortgage Loan Trust
5.610% due 10/25/2034	187	187

Residential Asset Mortgage Products, Inc.
5.580% due 02/25/2034	96	96

Truman Capital Mortgage Loan Trust
5.670% due 01/25/2034	249	249

Total Asset-Backed Securities (Cost $1,401)		1,402

See Accompanying Notes	Semiannual Report	September 30, 2006	45

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		$100	$97

Total Sovereign Issues (Cost $99)			97

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	255

Total Foreign Currency-Denominated Issues (Cost $250)			255

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.749% due 12/31/2049		90	946

Total Preferred Stocks (Cost $948)			946

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 45.1%

COMMERCIAL PAPER 26.2%
Bank of America Corp.
5.260% due 12/18/2006		$1,600	1,581
5.370% due 11/01/2006		4,100	4,082
5.385% due 10/10/2006		900	899

Barclays U.S. Funding Corp.
5.265% due 12/07/2006		5,000	4,950
5.275% due 11/21/2006		1,100	1,092

Cox Communications, Inc.
5.449% due 01/16/2007		400	400

Dexia Delaware LLC
5.270% due 11/10/2006		6,500	6,463

DnB NORBank ASA
5.275% due 11/13/2006		3,900	3,876

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.270% due 11/14/2006	$3,100	$3,080
5.370% due 10/10/2006	3,900	3,895

HBOS Treasury Services PLC
5.365% due 11/01/2006	1,400	1,394
5.370% due 10/25/2006	5,700	5,680

Rabobank USA Financial Corp.
5.360% due 10/02/2006	800	800

Societe Generale N.A.
5.245% due 01/08/2007	2,900	2,857
5.266% due 12/21/2006	3,500	3,458
5.375% due 10/11/2006	1,000	999

Spintab AB
5.270% due 11/20/2006	6,700	6,652

Swedbank
5.360% due 11/01/2006	500	498

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	7,100	7,100

UBS Finance Delaware LLC
5.280% due 11/16/2006	4,000	3,974
5.340% due 10/02/2006	600	600
5.370% due 10/10/2006	3,200	3,196

Viacom, Inc.
5.594% due 05/29/2007	400	400
5.600% due 03/22/2007	250	250

		68,176

REPURCHASE AGREEMENTS 5.7%
Lehman Brothers, Inc.
5.050% due 10/02/2006	11,000	11,000
(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $11,219. Repurchase proceeds are $11,005.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 10/02/2006		$3,788	$3,788
(Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $3,864. Repurchase proceeds are $3,790.)

			14,788

BELGIUM TREASURY BILLS 0.5%
2.757% due 10/12/2006	EUR	1,090	1,381

FRANCE TREASURY BILLS 6.4%
2.781% due 10/12/2006 - 11/23/2006 (a)		13,200	16,715

NETHERLANDS TREASURY BILLS 0.1%
2.905% due 10/31/2006		200	253

U.S. TREASURY BILLS 6.2%
4.798% due 11/30/2006 - 12/14/2006 (a)(c)(d)		$16,490	16,309

Total Short-Term Instruments (Cost $117,556)			117,622

PURCHASED OPTIONS (f) 0.3%
(Cost $654)			874

Total Investments 101.4% (Cost $265,405)			$264,129

Written Options (g) (0.6%) (Premiums $942)			(1,512)

Other Assets and Liabilities (Net) (0.8%)			(2,035)

Net Assets 100.0%			$260,582

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2006.

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

(d)	Securities with an aggregate market value of $16,062 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	719	$(469)
90-Day Eurodollar December Futures	Long	12/2007	133	111
90-Day Eurodollar June Futures	Long	06/2007	308	(113)
90-Day Eurodollar June Futures	Long	06/2008	5	5
90-Day Eurodollar March Futures	Long	03/2007	455	(405)
90-Day Eurodollar March Futures	Long	03/2008	24	24
90-Day Eurodollar September Futures	Long	09/2007	155	15
Euro-Bobl 5-Year Note Futures	Long	12/2006	12	2
Euro-Bund 10-Year Note Futures	Long	12/2006	5	4
S&P 500 Emini Index December Futures	Long	12/2006	483	743
S&P 500 Index December Futures	Long	12/2006	664	5,299
U.S. Treasury 5-Year Note December Futures	Long	12/2006	15	10
U.S. Treasury 10-Year Note December Futures	Long	12/2006	316	65
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	74	135
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	21	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	9	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	10	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	16	3
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4	1

				$5,429

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	20,000	$0
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%		12/20/2006		$900	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%		06/20/2007		500	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016		1,500	(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%		12/20/2006		800	10
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		2,400	6
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007		500	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850%	)	12/20/2010		500	(5)

								$21

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	$10
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	63
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,000	(116)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(114)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		200	0
Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$400	24
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		400	11
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	1

							$(121)

See Accompanying Notes	Semiannual Report	September 30, 2006	47

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	117	$1	$1
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	1,561	15	10
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	102	1	1
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	98	1	0
Put - CME S&P 500 Index December Futures	700.000	12/14/2006	592	10	0

				$28	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	2,000	$9	$13
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	34	40
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		5,000	28	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		4,000	19	27
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,000	5	6
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		700	4	4
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$9,000	14	14
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		3,600	18	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		7,000	39	5
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		7,000	28	25
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		6,000	11	9
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.500%	10/04/2006		4,000	20	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		5,000	23	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		9,200	31	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		13,000	57	90
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		12,000	53	96
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		11,000	53	129
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007		30,000	158	251
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		5,800	15	27
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007		2,000	7	16

								$626	$862

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$111.000	11/21/2006	73	$52	$138
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	32	12	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	36	12	1
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	26	16	22
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	196	150	287
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	8	4	2
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	10	9	11

				$255	$461

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR 1,000	$12	$20
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	3,000	41	60
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007	2,000	26	50
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	2,000	23	40
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 300	5	6
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006	5,400	26	71
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	200	4	4
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	$ 4,000	15	27
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	1,700	20	0
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006	3,000	39	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007	3,000	29	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.210%	10/25/2006	2,600	12	18
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	4.540%	10/04/2006	2,000	24	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007	2,000	22	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007	4,000	32	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007	5,700	59	97
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	5,000	51	93
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	5,000	55	136
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	14,000	169	279
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007	2,500	15	30
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	1,000	8	18

							$687	$1,051

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	93	01/2007	$0	$0	$0
Buy	CAD	896	10/2006	0	(5)	(5)
Buy	CLP	64,260	11/2006	2	0	2
Buy	CNY	1,888	03/2007	0	(1)	(1)
Sell	EUR	13,874	10/2006	52	0	52
Buy	GBP	176	10/2006	0	(4)	(4)
Buy	INR	2,915	03/2007	0	0	0
Buy	JPY	755,283	11/2006	0	(203)	(203)
Sell	KRW	10,850	12/2006	0	0	0
Buy		149,274	02/2007	3	0	3
Buy		322,648	05/2007	0	(2)	(2)
Sell	MXN	70	12/2006	0	0	0
Buy		1,125	01/2007	0	0	0
Buy	PLN	344	11/2006	0	(1)	(1)
Buy	RUB	9,685	03/2007	0	0	0
Buy	SGD	128	11/2006	0	0	0
Buy		172	03/2007	0	0	0
Buy	TWD	2,752	02/2007	0	(2)	(2)
Buy	ZAR	39	10/2006	0	(1)	(1)
Sell		39	10/2006	0	0	0
Buy		39	12/2006	0	0	0

				$57	$(219)	$(162)

See Accompanying Notes	Semiannual Report	September 30, 2006	49

Schedule of Investments   StocksPLUS® TR Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 18.4%
American Express Centurion Bank
5.390% due 04/17/2009	$1,200	$1,201

American Honda Finance Corp.
5.450% due 03/09/2009	500	501

ANZ National International Ltd.
5.539% due 08/07/2009	1,100	1,100

Bank of America Corp.
5.400% due 06/19/2009	1,700	1,702

Bear Stearns Cos., Inc.
5.457% due 03/30/2009	400	401
5.489% due 08/21/2009	200	200
5.635% due 04/29/2008	900	903

BNP Paribas
5.186% due 06/29/2049	200	190

CIT Group Holdings, Inc.
5.635% due 01/30/2009	1,100	1,103

CIT Group, Inc.
5.540% due 12/19/2008	100	100
5.608% due 05/23/2008	100	100
5.758% due 11/03/2010	300	301

Citigroup Global Markets Holdings, Inc.
5.430% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	297
5.408% due 12/26/2008	600	601
5.525% due 01/30/2009	800	801
6.125% due 08/25/2036	100	103

Ford Motor Credit Co.
5.590% due 03/13/2007	200	199

General Electric Capital Corp.
5.570% due 01/20/2010	500	501

General Motors Acceptance Corp.
6.407% due 01/16/2007	100	100

Goldman Sachs Group, Inc.
5.477% due 12/22/2008	200	200
5.536% due 11/10/2008	300	301
5.585% due 07/29/2008	400	401
5.605% due 10/05/2007	700	701
5.841% due 07/23/2009	20	20

HBOS Treasury Services PLC
5.547% due 07/17/2009	600	601

HSBC Bank USA N.A.
5.530% due 06/10/2009	300	301

HSBC Finance Corp.
5.520% due 09/15/2008	1,000	1,003

HSBC Holdings PLC
6.500% due 05/02/2036	300	320

International Lease Finance Corp.
5.620% due 05/24/2010	1,500	1,504

JPMorgan Chase & Co.
5.698% due 10/02/2009	500	502

Lehman Brothers Holdings, Inc.
5.598% due 04/03/2009	300	300
5.599% due 12/23/2010	200	201
5.601% due 10/22/2008	500	501
5.696% due 11/10/2009	200	201
5.718% due 07/18/2011	300	301

MBNA Corp.
5.910% due 05/05/2008	1,100	1,108

Merrill Lynch & Co., Inc.
5.490% due 06/16/2008	1,600	1,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.550% due 02/09/2009	$900	$902
5.565% due 11/09/2007	600	601
5.751% due 01/22/2009	100	100

National Australia Bank Ltd.
5.430% due 09/11/2009	400	400

Pricoa Global Funding I
5.565% due 01/25/2008	600	601

Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	200	200

Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	200	200
5.580% due 10/21/2008	600	600

SLM Corp.
5.695% due 07/25/2008	1,300	1,305

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	97

Textron Financial Corp.
5.836% due 10/06/2006	800	800

Unicredito Italiano NY
5.398% due 12/03/2007	1,400	1,401

Wachovia Bank N.A.
5.429% due 03/23/2009	800	800

Wachovia Corp.
5.535% due 10/28/2008	600	601

Wells Fargo & Co.
5.430% due 03/10/2008	800	801
5.449% due 03/23/2010	800	801

		30,708

INDUSTRIALS 3.5%
Anadarko Petroleum Corp.
5.790% due 09/15/2009	500	501

Comcast Corp.
5.800% due 07/14/2009	400	401

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,015

DaimlerChrysler N.A. Holding Corp.
5.740% due 11/17/2006	200	200
5.820% due 03/13/2009	300	300
5.918% due 08/03/2009	300	300

Diageo Capital PLC
5.546% due 11/10/2008	600	601

Oracle Corp.
5.730% due 01/13/2009	200	200

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	98

Safeway, Inc.
5.718% due 03/27/2009	1,300	1,303

Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	500	500

Transocean, Inc.
5.591% due 09/05/2008	300	300

Viacom, Inc.
5.750% due 04/30/2011	50	50

Williams Cos., Inc.
6.375% due 10/01/2010	100	100

		5,869

UTILITIES 3.3%
AT&T, Inc.
5.495% due 05/15/2008	200	200
5.612% due 11/14/2008	1,300	1,304

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
5.530% due 11/15/2007	$500	$501
5.580% due 08/15/2008	400	400

Embarq Corp.
7.995% due 06/01/2036	900	956

Florida Power Corp.
5.802% due 11/14/2008	700	702

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	102

Qwest Corp.
7.625% due 06/15/2015	100	104

Southern California Edison Co.
5.566% due 02/02/2009	200	200

Telefonica Emisones SAU
5.690% due 06/19/2009	1,000	1,001

		5,470

Total Corporate Bonds & Notes (Cost $41,906)		42,047

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	100	100

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	26

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2043	35	38
6.375% due 06/01/2032	125	137

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	200	210

Total Municipal Bonds & Notes (Cost $485)		511

U.S. GOVERNMENT AGENCIES 27.7%
Fannie Mae
4.340% due 03/01/2035	62	62
4.413% due 10/01/2034	51	50
4.468% due 09/01/2035	340	334
4.487% due 07/01/2035	295	292
4.617% due 09/01/2035	338	334
4.682% due 12/01/2033	156	155
4.713% due 12/01/2033	131	130
4.836% due 06/01/2035	338	335
5.000% due 10/01/2035 - 10/01/2036	9,409	9,045
5.011% due 06/01/2035	326	324
5.500% due 04/01/2034 - 10/01/2036	33,171	32,691
5.680% due 09/25/2042	279	281
6.000% due 10/01/2036	1,000	1,005
6.411% due 11/01/2035	75	77

Freddie Mac
4.714% due 06/01/2035	591	579
4.915% due 11/01/2034	236	232
5.000% due 12/15/2020 - 01/15/2024	406	405
5.500% due 08/15/2030	1	1
5.730% due 06/15/2018	37	37

Small Business Administration
5.520% due 06/01/2024	22	22

Total U.S. Government Agencies (Cost $46,177)		46,391

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	$1,743	$1,672
2.375% due 01/15/2025	108	110

Total U.S. Treasury Obligations (Cost $1,760)		1,782

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	59	57

Banc of America Funding Corp.
4.114% due 05/25/2035	81	80

Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	2	2
4.750% due 10/25/2035	242	238

Bear Stearns Alt-A Trust
5.395% due 05/25/2035	16	16

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	92	91
4.900% due 12/25/2035	174	173

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	704	695
5.610% due 02/25/2037	932	933

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	88	87
5.570% due 04/25/2035	276	277

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	91	91

GSR Mortgage Loan Trust
4.540% due 09/25/2035	255	251

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	117	117

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	172	172

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	398	398

Mellon Residential Funding Corp.
5.570% due 06/15/2030	10	10
5.770% due 12/15/2030	740	743

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	246	245
5.354% due 08/25/2034	334	334
6.064% due 01/25/2035	286	288

Structured Asset Mortgage Investments, Inc.
5.610% due 02/25/2036	92	93

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	1,300	1,301

Washington Mutual, Inc.
5.520% due 04/25/2045	555	556
5.667% due 10/25/2046	900	903

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	375	372

Total Mortgage-Backed Securities (Cost $8,524)		8,523

ASSET-BACKED SECURITIES 8.1%
ACE Securities Corp.
5.384% due 10/25/2036	500	500
5.440% due 10/25/2035	175	175

Ameriquest Mortgage Securities, Inc.
5.660% due 06/25/2034	403	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Argent Securities, Inc.
5.378% due 09/25/2036	$193	$193
5.410% due 01/25/2036	782	782
5.450% due 10/25/2035	26	26
5.470% due 02/25/2036	132	132

Asset-Backed Securities Corp. Home Equity
5.490% due 05/25/2035	43	43
5.605% due 09/25/2034	367	367

Carrington Mortgage Loan Trust
5.395% due 02/25/2036	296	297

Chase Credit Card Master Trust
5.430% due 06/15/2009	1,300	1,301

Citigroup Mortgage Loan Trust, Inc.
5.630% due 11/25/2034	422	423

Countrywide Asset-Backed Certificates
5.380% due 03/25/2047	500	500
5.810% due 12/25/2031	2	2

FBR Securitization Trust
5.450% due 11/25/2035	667	667

First Franklin Mortgage Loan Asset-Backed Certificates
5.440% due 03/25/2025	2	2

GSR Mortgage Loan Trust
5.430% due 11/25/2030	111	112

Home Equity Asset Trust
5.440% due 02/25/2036	428	429

JPMorgan Mortgage Acquisition Corp.
5.380% due 08/25/2036	188	189

Long Beach Mortgage Loan Trust
5.410% due 02/25/2036	181	181
5.420% due 01/25/2036	184	184
5.530% due 11/25/2034	70	70
5.610% due 10/25/2034	140	140

Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	642	642

Park Place Securities, Inc.
5.642% due 10/25/2034	1,690	1,702

Quest Trust
5.410% due 12/25/2035	21	21

Renaissance Home Equity Loan Trust
5.480% due 11/25/2035	31	31

Residential Asset Mortgage Products, Inc.
5.410% due 10/25/2036	500	500
5.440% due 05/25/2025	36	36

SACO I, Inc.
5.440% due 11/25/2020	25	25

SLM Student Loan Trust
5.370% due 04/25/2012	1,100	1,100
5.485% due 01/25/2016	500	500
5.485% due 01/25/2018	224	224
5.495% due 01/26/2015	152	152
5.505% due 07/25/2013	4	4

Soundview Home Equity Loan Trust
5.390% due 06/25/2036	607	607
5.440% due 05/25/2035	14	14

Structured Asset Securities Corp.
5.460% due 12/25/2035	263	263

Wells Fargo Home Equity Trust
5.450% due 12/25/2035	594	594

Total Asset-Backed Securities (Cost $13,517)		13,533

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
7.875% due 03/07/2015	400	439

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Russia Government International Bond
8.250% due 03/31/2010		$18	$19

Total Sovereign Issues (Cost $424)			458

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	382

Total Foreign Currency-Denominated Issues (Cost $374)			382

		SHARES
PREFERRED STOCKS 0.0%
DG Funding Trust
7.749% due 12/31/2049		3	32

Total Preferred Stocks (Cost $32)			32

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 49.4%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
4.485% due 01/29/2007		$400	400

COMMERCIAL PAPER 30.5%
Bank of Ireland
5.260% due 12/05/2006		4,600	4,555

Barclays U.S. Funding Corp.
5.265% due 12/07/2006		1,400	1,386
5.275% due 11/21/2006		1,900	1,886
5.300% due 11/15/2006		1,400	1,391

Dexia Delaware LLC
5.265% due 11/21/2006		2,100	2,084
5.370% due 10/10/2006		2,900	2,896

DnB NORBank ASA
5.255% due 12/07/2006		3,900	3,861

General Electric Capital Corp.
5.270% due 11/14/2006		3,700	3,677
5.370% due 10/10/2006		1,000	999

HBOS Treasury Services PLC
5.260% due 12/08/2006		3,600	3,563
5.380% due 10/12/2006		900	899

Rabobank USA Financial Corp.
5.360% due 10/02/2006		2,200	2,200

Skandinaviska Enskilda Banken AB
5.255% due 12/08/2006		4,600	4,553

Societe Generale N.A.
5.245% due 01/08/2007		1,800	1,774
5.290% due 12/18/2006		2,000	1,977
5.375% due 10/11/2006		1,300	1,298

TotalFinaElf Capital S.A.
5.360% due 10/02/2006		4,500	4,500

UBS Finance Delaware LLC
5.260% due 12/01/2006		900	892
5.280% due 11/16/2006		1,500	1,490
5.370% due 10/10/2006		2,700	2,697

Viacom, Inc.
5.600% due 03/22/2007		250	250

Westpac Capital Corp.
5.265% due 11/21/2006		2,200	2,184

			51,012

See Accompanying Notes	Semiannual Report	September 30, 2006	51

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.3%
Lehman Brothers, Inc.
5.050% due 10/02/2006		$8,000	$8,000

(Dated 09/29/2006. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $8,175. Repurchase proceeds are $8,003.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		5,851	5,851

(Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.760% due 12/28/2006 valued at $5,971. Repurchase proceeds are $5,853.)

			13,851

BELGIUM TREASURY BILLS 1.1%
2.757% due 10/12/2006	EUR	1,490	1,888

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 1.7%
2.860% due 10/12/2006 - 12/21/2006 (a)		$2,230	$2,817

GERMANY TREASURY BILLS 0.1%
3.090% due 01/17/2007		100	126

NETHERLANDS TREASURY BILLS 0.6%
2.946% due 10/31/2006 (a)		800	1,012

SPAIN TREASURY BILLS 0.6%
2.890% due 12/22/2006	EUR	800	1,007

U.S. TREASURY BILLS 6.2%
4.817% due 11/30/2006 - 12/14/2006 (a)(d)		$10,540	10,425

Total Short-Term Instruments (Cost $82,514)			82,538

VALUE (000S)
PURCHASED OPTIONS (f) 0.2%
(Cost $238)	$338

Total Investments (c) 117.6% (Cost $195,951)	$196,535

Written Options (g) (0.3%) (Premiums $307)	(518)

Other Assets and Liabilities (Net) (17.3%)	(28,856)

Net Assets 100.0%	$167,161

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2006, portfolio securities with an aggregate value of $2,993 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $10,425 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	344	$82
90-Day Eurodollar December Futures	Long	12/2007	287	217
90-Day Eurodollar June Futures	Long	06/2007	570	249
90-Day Eurodollar June Futures	Long	06/2008	4	4
90-Day Eurodollar March Futures	Long	03/2007	144	(89)
90-Day Eurodollar March Futures	Long	03/2008	32	35
90-Day Eurodollar September Futures	Long	09/2007	478	365
Euro-Bobl 5-Year Note Futures	Long	12/2006	6	1
Euro-Bund 10-Year Note Futures	Long	12/2006	4	3
S&P 500 Emini Index December Futures	Long	12/2006	45	18
S&P 500 Index December Futures	Short	12/2006	510	(4,284)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	34	22
U.S. Treasury 10-Year Note December Futures	Long	12/2006	133	135
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	97	197
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	14	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	7	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	12	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	1

				$(3,036)

(e)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	13,000	$0
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011		$500	(2)
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.495%	08/20/2011		500	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		200	0
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016		500	(3)

							$(6)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	$2
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	06/18/2034		300	11
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036		$100	3

							$16

(f)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$97.250	12/18/2006	14	$0	$0
Put - CME 90-Day Eurodollar December Futures	91.750	12/18/2006	24	0	0
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	74	1	0
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	46	1	0
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	83	1	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,251	12	8
Put - CME 90-Day Eurodollar June Futures	91.750	06/18/2007	10	0	0
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	129	1	1
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	250	2	2
Call - CME S&P 500 Index December Futures	1,600.000	12/14/2006	360	10	0

				$28	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	3,000	$17	$26
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	700	3	4
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		400	2	2
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.130%	10/25/2006		$3,600	5	6
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.800%	12/22/2006		3,000	17	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	03/08/2007		5,000	20	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	03/08/2007		2,000	9	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.080%	04/19/2007		2,300	8	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.200%	05/09/2007		9,100	40	63
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007		9,000	40	72
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007		8,000	38	94
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.170%	02/01/2007		4,200	11	20

								$210	$326

(g)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 110.000	11/21/2006	4	$9	$11
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	46	27	87
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	22	8	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	24	8	0
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10	7	8
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	50	39	73
Put - CME 90-Day Eurodollar March Futures	94.750	03/19/2007	4	2	1
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	3	3	4

				$103	$184

See Accompanying Notes	Semiannual Report	September 30, 2006	53

Schedule of Investments StocksPLUS® TR Short Strategy Fund (Cont.)	(Unaudited) September 30, 2006

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007	EUR	1,000	$13	$25
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	200	3	4
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	12/20/2006		400	2	5
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	2
Call - OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD-LIBOR	Receive	5.210%	10/25/2006		$1,700	6	12
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.850%	12/22/2006		1,000	13	2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD-LIBOR	Receive	5.040%	03/08/2007		2,000	20	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.040%	03/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.220%	04/19/2007		1,000	8	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.315%	05/09/2007		4,000	41	68
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		4,000	41	74
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		3,000	33	82
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.240%	02/01/2007		1,800	11	22

								$204	$334

(h)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	463	10/2006	$0	$(2)	$(2)
Buy	CNY	1,014	03/2007	0	(1)	(1)
Sell	EUR	5,068	10/2006	17	0	17
Sell	GBP	29	10/2006	1	0	1
Buy	JPY	508,692	11/2006	0	(137)	(137)
Buy	KRW	224,526	05/2007	0	(1)	(1)
Buy	RUB	4,471	03/2007	0	0	0
Buy	SGD	81	11/2006	0	0	0
Buy	TWD	1,605	02/2007	0	(1)	(1)

				$18	$(142)	$(124)

54	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
7.367% due 12/20/2012	$2,040	$2,054
7.390% due 12/20/2012	8,381	8,407
7.485% due 12/20/2012	524	525

Shackleton Re Ltd.
12.968% due 08/01/2008	5,000	4,987
13.468% due 08/01/2008	3,000	3,004
13.489% due 02/07/2008	5,500	5,540

Total Bank Loan Obligations (Cost $24,395)		24,517

CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 1.5%
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	29,300	29,039
11.758% due 01/09/2009	18,000	17,085

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,915

Citigroup, Inc.
5.525% due 01/30/2009	11,200	11,211

Export-Import Bank of Korea
5.590% due 10/04/2011 (b)	15,200	15,180

Ford Motor Credit Co.
5.700% due 01/15/2010	800	740
6.194% due 09/28/2007	1,200	1,189
6.340% due 03/21/2007	11,100	11,074
7.875% due 06/15/2010	5,400	5,263

General Electric Capital Corp.
5.430% due 12/12/2008	10,200	10,214

Kamp Re 2005 Ltd.
5.430% due 12/14/2007 (a)	5,000	3

Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	240	218

Rabobank Nederland
5.527% due 01/15/2009	9,200	9,206

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Vita Capital Ltd.
6.830% due 01/01/2007	6,200	6,221
6.908% due 01/01/2010	5,500	5,366

Wachovia Bank N.A.
5.461% due 12/02/2010	27,200	27,237

		173,259

INDUSTRIALS 0.7%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,060

Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,300	3,309
8.875% due 09/15/2008	9,800	10,290

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,421
7.875% due 12/15/2007	7,600	7,733

EchoStar DBS Corp.
5.750% due 10/01/2008	2,800	2,782

El Paso Corp.
6.950% due 12/15/2007	1,000	1,015
7.625% due 08/16/2007	1,700	1,730
7.625% due 09/01/2008	1,300	1,337

HCA, Inc.
7.250% due 05/20/2008	3,200	3,240

Host Marriott LP
9.250% due 10/01/2007	1,300	1,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.500% due 01/15/2007	$5,820	$5,900

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,172

Mirage Resorts, Inc.
7.250% due 10/15/2006	1,000	1,000

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	271
8.625% due 02/01/2022	200	241
9.250% due 03/30/2018	8,300	10,263

Reynolds American, Inc.
6.500% due 06/01/2007	9,100	9,170

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,928

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,500	3,539

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,000

		89,748

UTILITIES 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	103

Embarq Corp.
7.082% due 06/01/2016	4,200	4,292

Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	2,000	2,011

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,509

		7,915

Total Corporate Bonds & Notes (Cost $276,370)		270,922

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,297

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,375	1,389

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.245% due 01/01/2014	2,000	2,106

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,720

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,204

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2042	445	477

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	2,300	2,578

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.244% due 12/15/2013	1,270	1,359

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,272

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,075

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	$3,205	$3,524

Total Municipal Bonds & Notes (Cost $15,739)		18,001

COMMODITY INDEX-LINKED NOTES 29.5%
ABN AMRO Bank NV
5.300% due 05/14/2007	102,500	90,350

AIG
0.000% due 12/20/2006	150,000	133,176
4.850% due 02/28/2007	103,000	95,270

Bank of America N.A.
5.217% due 10/22/2007	222,000	232,525

Barclays Bank PLC
4.794% due 03/22/2007	20,000	17,111
5.234% due 05/04/2007	100,000	92,114
5.380% due 05/07/2007	150,000	136,686

Bear Stearns
0.000% due 10/12/2007	182,000	176,180

Calyon
0.000% due 07/16/2007	117,000	93,300

Commonwealth Bank of Australia
0.000% due 06/21/2007	184,000	163,383

Credit Suisse First Boston
0.000% due 11/20/2006	196,000	172,615
4.676% due 05/07/2007	50,000	47,832

Eksportfinans A/S
0.000% due 05/18/2007	221,500	183,938

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	38,965

IXIS Financial Products, Inc.
5.110% due 04/30/2007	100,000	99,553
5.257% due 04/09/2007	98,000	89,096

JPMorgan Chase Bank
4.120% due 02/12/2007	100,000	83,901
4.679% due 04/30/2007	124,000	109,656

LBBW
0.000% due 10/25/2007	222,000	224,553

Lehman Brothers Treasury Co. BV
0.000% due 05/08/2007	100,000	94,369

Merrill Lynch Mortgage Investors, Inc.
4.738% due 03/19/2007	98,000	91,159

Morgan Stanley
4.729% due 04/30/2007	98,000	90,569
4.729% due 05/01/2007	100,000	88,473
5.290% due 10/22/2007	124,000	125,493

Rabobank Nederland
0.000% due 07/21/2007	231,000	208,315

Svensk ExportKredit AB
0.000% due 03/30/2007	125,000	126,398
0.000% due 04/18/2007	98,000	89,832

TD NY LLC
5.190% due 06/22/2007	232,000	183,674

UBS AG
5.390% due 02/20/2007	97,000	79,958

Total Commodity Index-Linked Notes (Cost $3,785,000)		3,458,444

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
4.672% due 05/01/2035	1,585	1,566
4.681% due 04/01/2035	739	733
5.000% due 07/01/2035 - 10/01/2036	30,874	29,695

See Accompanying Notes	Semiannual Report	September 30, 2006	55

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.460% due 03/25/2036	$5,501	$5,502
5.500% due 01/01/2034 - 10/01/2036	504,487	497,103
5.632% due 09/01/2044 - 10/01/2044	9,052	9,109
5.950% due 02/25/2044	15,318	15,259
6.000% due 10/01/2036	139,100	139,752

Total U.S. Government Agencies (Cost $695,711)		698,719

U.S. TREASURY OBLIGATIONS 112.5%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,319,900	1,251,173
1.625% due 01/15/2015	233,678	222,341
1.875% due 07/15/2013	511,674	498,583
1.875% due 07/15/2015	896,731	868,568
2.000% due 01/15/2014	635,530	623,590
2.000% due 07/15/2014	771,125	756,004
2.000% due 01/15/2016	366,767	358,458
2.000% due 01/15/2026	470,207	451,105
2.375% due 04/15/2011	315,757	316,189
2.375% due 01/15/2025	1,315,297	1,336,877
2.500% due 07/15/2016	301,879	308,012
3.000% due 07/15/2012	1,092,726	1,134,088
3.375% due 01/15/2007	652,490	647,036
3.375% due 01/15/2012	5,444	5,732
3.375% due 04/15/2032	56,292	69,914
3.500% due 01/15/2011	468,073	490,416
3.625% due 01/15/2008	868,475	875,701
3.625% due 04/15/2028	806,286	999,449
3.875% due 01/15/2009	328,179	337,704
3.875% due 04/15/2029	596,751	771,254
4.250% due 01/15/2010	420,680	445,066

U.S. Treasury Bonds
4.500% due 02/15/2036	25,600	24,538
6.250% due 08/15/2023	3,000	3,484
8.875% due 08/15/2017	20,000	27,027

U.S. Treasury Notes
3.875% due 09/15/2010	29,640	28,891
4.500% due 02/28/2011	45,400	45,244
4.500% due 11/15/2015	1,500	1,486
4.875% due 04/30/2011	230,200	232,835
4.875% due 08/15/2016	50,000	50,961
5.125% due 05/15/2016	28,900	29,988

Total U.S. Treasury Obligations (Cost $13,282,290)		13,211,714

MORTGAGE-BACKED SECURITIES 1.7%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,875	2,850

Countrywide Alternative Loan Trust
5.410% due 09/20/2046	13,444	13,431

Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 06/25/2035	8,955	8,947

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.430% due 10/25/2036	17,100	17,098

GSR Mortgage Loan Trust
4.540% due 09/25/2035	26,652	26,299

Harborview Mortgage Loan Trust
5.550% due 05/19/2035	5,039	5,053

Structured Asset Mortgage Investments, Inc.
5.400% due 08/25/2036	11,374	11,376

Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	27,524	27,497

Wachovia Bank Commercial Mortgage Trust
5.490% due 09/15/2021	56,800	56,845

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.777% due 07/25/2046	$24,149	$24,149

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/2035	10,600	10,436

Total Mortgage-Backed Securities (Cost $204,143)		203,981

ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp.
5.374% due 07/25/2036	8,854	8,860

Argent Securities, Inc.
5.376% due 10/25/2036	14,300	14,318

Asset-Backed Funding Certificates
5.680% due 06/25/2034	22,413	22,448

Bear Stearns Asset-Backed Securities, Inc.
5.660% due 01/25/2036	3,054	3,058

Capital One Auto Finance Trust
5.117% due 05/15/2007	5,570	5,574

Citibank Credit Card Issuance Trust
5.460% due 03/20/2009	27,600	27,630

Citigroup Mortgage Loan Trust, Inc.
5.630% due 11/25/2034	3,255	3,262

Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	22,535	22,549
5.380% due 01/25/2037	15,161	15,171
5.390% due 09/25/2046	8,705	8,705
5.416% due 07/25/2036	10,200	10,208
5.430% due 10/25/2036	15,351	15,344

First NLC Trust
5.450% due 02/25/2036	7,492	7,497

GSR Mortgage Loan Trust
5.430% due 11/25/2030	1,115	1,116

Indymac Residential Asset-Backed Trust
5.380% due 11/25/2036	6,300	6,299

JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	3,439	3,441
5.380% due 08/25/2036	15,078	15,086

Lehman XS Trust
5.410% due 07/25/2046	14,274	14,126

MASTR Asset-Backed Securities Trust
5.410% due 01/25/2036	2,489	2,491

Merrill Lynch Mortgage Investors, Inc.
5.380% due 05/25/2037	11,239	11,245
5.390% due 04/25/2037	1,479	1,480
5.394% due 07/25/2037	8,600	8,604
5.410% due 01/25/2037	6,031	6,035

Nissan Auto Receivables Owner Trust
4.663% due 02/15/2007	293	293

Residential Asset Securities Corp.
5.400% due 04/25/2036	2,110	2,111
5.420% due 01/25/2036	2,913	2,916

SLM Student Loan Trust
5.370% due 04/25/2012	5,700	5,700
5.505% due 07/25/2013	15	15
5.575% due 10/25/2013	4,455	4,462

Soundview Home Equity Loan Trust
5.380% due 10/25/2036	14,300	14,298
5.400% due 02/25/2036	1,932	1,933
5.400% due 03/25/2036	964	965
5.430% due 12/25/2035	2,752	2,754

WFS Financial Owner Trust
3.590% due 10/19/2009	6,167	6,111

Total Asset-Backed Securities (Cost $276,114)		276,105

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
5.625% due 01/15/2017		$300	$297

Russia Government International Bond
10.000% due 06/26/2007		4,000	4,138

Total Sovereign Issues (Cost $4,445)			4,435

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,508	25,202

France Government Bond
3.000% due 07/25/2012 (d)	EUR	11,009	15,079
3.150% due 07/25/2032 (d)		1,079	1,788

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		4,281	5,587

Pylon Ltd.
4.833% due 12/18/2008		2,600	3,308
7.233% due 12/18/2008		4,300	5,457

Sweden Government Bond
3.500% due 12/01/2015	SEK	12,000	2,100

Total Foreign Currency-Denominated Issues (Cost $51,824)			58,521

SHORT-TERM INSTRUMENTS 14.5%

COMMERCIAL PAPER 2.3%
Abbey National N.A. LLC
5.240% due 10/26/2006		9,900	9,865
5.260% due 10/05/2006		1,100	1,099

Bank of America Corp.
5.260% due 12/14/2006		1,800	1,780
5.260% due 12/18/2006		2,800	2,767

Barclays U.S. Funding Corp.
5.230% due 12/27/2006		1,000	987
5.235% due 12/22/2006		10,000	9,878

BNP Paribas Finance
5.240% due 01/19/2007		7,300	7,182
5.245% due 10/27/2006		3,600	3,587

CBA (de) Finance
5.240% due 10/30/2006		100	100
5.245% due 10/25/2006		9,800	9,767

Cox Communications, Inc.
5.619% due 01/16/2007		12,300	12,300

Danske Corp.
5.255% due 01/18/2007		1,900	1,869

Dexia Delaware LLC
5.250% due 12/20/2006		7,300	7,213

Fortis Funding LLC
5.240% due 10/25/2006		9,800	9,767

General Electric Capital Corp.
5.250% due 01/16/2007		1,800	1,772

HBOS Treasury Services PLC
5.230% due 12/27/2006		3,900	3,850
5.255% due 12/21/2006		7,000	6,916

Lloyds TSB Bank PLC
5.245% due 10/27/2006		9,400	9,366
5.250% due 10/26/2006		1,400	1,395

Rabobank USA Financial Corp.
5.270% due 10/02/2006		10,100	10,100
5.360% due 10/02/2006		1,100	1,100

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sanofi Aventis
5.250% due 11/08/2006	$7,000	$6,962
5.250% due 11/15/2006	4,000	3,974

Svenska Handelsbanken, Inc.
5.240% due 11/27/2006	9,800	9,720

Time Warner, Inc.
5.390% due 01/25/2007	7,200	7,077

TotalFinaElf Capital S.A.
5.360% due 10/02/2006	81,900	81,900

UBS Finance Delaware LLC
5.205% due 01/26/2007	9,900	9,730
5.340% due 10/02/2006	1,400	1,400

Viacom, Inc.
5.594% due 05/29/2007	19,800	19,800
5.600% due 03/22/2007	19,700	19,207

		272,430

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.9%
Credit Suisse First Boston
5.050% due 10/02/2006		$92,900	$92,900
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 06/15/2009 valued at $95,415. Repurchase proceeds are $92,939.)

State Street Bank and Trust Co.
4.900% due 10/02/2006		15,807	15,807
(Dated 09/29/2006. Collateralized by Fannie Mae 4.500% due 10/15/2008 valued at $14,990 and Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,139. Repurchase proceeds are $15,813.)

			108,707

FRANCE TREASURY BILLS 6.2%
2.865% due 10/12/2006 - 12/07/2006 (c)	EUR	571,820	723,455

GERMANY TREASURY BILLS 3.3%
2.863% due 10/18/2006 - 01/17/2007 (c)		307,400	388,067

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS TREASURY BILLS 1.1%
2.950% due 10/31/2006 (c)	EUR	105,440	$133,387

U.S. TREASURY BILLS 0.7%
4.783% due 11/30/2006 - 12/14/2006 (c)(e)(f)(h)		$79,805	78,973

Total Short-Term Instruments (Cost $1,701,765)			1,705,019

PURCHASED OPTIONS (j) 0.0%
(Cost $3,022)			4,405

Total Investments (g) 169.8% (Cost $20,320,818)			$19,934,783

Written Options (k) (0.1%) (Premiums $7,418)			(10,956)

Other Assets and Liabilities (Net) (69.7%)			(8,183,723)

Net Assets 100.0%			$11,740,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $22,993 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(f)	Securities with an aggregate market value of $22,694 have been pledged as collateral for delayed-delivery securities on September 30, 2006.
(g)	As of September 30, 2006, portfolio securities with an aggregate value of $3,594,503 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $23,644 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	276	$(376)
90-Day Eurodollar December Futures	Long	12/2007	2,729	1,155
90-Day Eurodollar December Futures	Long	12/2008	622	288
90-Day Eurodollar June Futures	Long	06/2007	1,122	(246)
90-Day Eurodollar June Futures	Long	06/2009	622	311
90-Day Eurodollar March Futures	Long	03/2008	877	553
90-Day Eurodollar March Futures	Long	03/2009	622	288
90-Day Eurodollar September Futures	Long	09/2007	629	238
90-Day Eurodollar September Futures	Long	09/2008	622	288
Euro-Bund 10-Year Note Futures	Short	12/2006	785	(629)
U.S. Treasury 5-Year Note December Futures	Long	12/2006	7,740	5,412
U.S. Treasury 10-Year Note December Futures	Long	12/2006	5,708	5,299
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	1,600	(585)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	514

				$12,510

(i)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2007	$3,000	$36
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	3,500	176
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	3,000	64
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,000	72
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%	)	06/20/2007	99,000	(8)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		06/20/2011	2,200	157
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	22

See Accompanying Notes	Semiannual Report	September 30, 2006	57

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	$1,000	$22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	51
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	28
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	62
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	9
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	21
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	8
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	121
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	24
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	19
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	30
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	12
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	31
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	23
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	7
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	147
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	06/20/2011	4,600	320
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	1,000	70

						$1,716

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	$(685)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	67
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	38
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(13)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	283
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	360
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	73
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	54
Goldman Sachs & Co.	6-month EUR-LIBOR	Receive	4.500%	06/17/2015		70,600	3,201
JPMorgan Chase & Co.	5-year French CPI Ex Tobacco Daily Reference Index	Receive	2.028%	10/15/2011		25,900	0
JPMorgan Chase & Co.	6-month EUR-LIBOR	Pay	5.000%	06/17/2015		35,000	1,509
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	202
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	0
UBS AG	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	0
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	12
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	33
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	1,027
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(836)
HSBC Bank USA	6-month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	766
UBS AG	6-month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	43
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	(119)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/20/2016		$314,200	(9,321)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008		51,200	479
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(3,163)
Deutsche Bank AG	3-month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(4,459)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2008		136,150	1,274
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2013		74,100	(1,525)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		306,000	(9,078)
JPMorgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		4,800	(142)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2011		113,100	(1,810)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2016		155,700	(4,619)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/20/2036		78,700	(4,673)
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2008		170,000	1,591
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2016		95,900	(2,846)
Morgan Stanley	3-month USD-LIBOR	Receive	5.000%	12/20/2036		68,600	(4,073)
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2008		154,400	1,445
UBS AG	3-month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	2,647

							$(32,258)

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Total Return Swaps
Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	465,584	$1,669
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	650,185	2,331
Goldman Sachs & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	339,966	1,219
JPMorgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	168,104	64
Lehman Brothers, Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	630,841	2,262
Morgan Stanley	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/26/2006	877,787	3,153

					$10,698

(j)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 101.000	11/21/2006	8,738	$165	$136
Put - CBOT U.S. Treasury 10-Year Note December Futures	101.000	11/21/2006	8,110	153	127
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	3,500	66	55
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	2,676	26	17
Put - CME 90-Day Eurodollar March Futures	92.000	03/19/2007	3,614	34	22
Put - CME 90-Day Eurodollar March Futures	92.250	03/19/2007	3,055	29	19

				$473	$376

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	$499,000	$2,196	$3,993
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	96,000	353	768

							$2,549	$4,761

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	03/20/2007	$88,700	$0	$(275)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	03/20/2007	122,700	0	(380)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	JPMorgan Chase & Co.	0.000	03/20/2007	28,200	0	(77)

					$0	$(732)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$ 112.000	11/21/2006	1,707	$1,062	$2,134
Call - CBOT U.S. Treasury 30-Year Bond December Futures	113.000	11/21/2006	517	209	396
Put - CBOT U.S. Treasury 30-Year Bond December Futures	106.000	11/21/2006	1,707	367	26
Put - CBOT U.S. Treasury 30-Year Bond December Futures	108.000	11/21/2006	517	217	32

				$1,855	$2,588

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	5.300%	01/02/2007	$213,000	$1,108	$3,591
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.900%	01/02/2007	107,000	1,214	32
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	6.100%	01/02/2007	106,000	697	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	215,000	2,187	3,978
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	42,000	357	759

							$5,563	$8,368

See Accompanying Notes	Semiannual Report	September 30, 2006	59

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)	(Unaudited) September 30, 2006

(l)	Short sales outstanding on September 30, 2006:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.000%	11/15/2007	$1,000	$982	$994
U.S. Treasury Notes	3.375%	02/15/2008	75,000	73,585	73,994
U.S. Treasury Notes	4.750%	05/15/2014	110,200	110,349	113,274
U.S. Treasury Notes	4.875%	08/15/2016	41,500	41,780	42,655

				$226,696	$230,917

(3) Market value includes $2,862 of interest payable on short sales.

(m)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	19,936	10/2006	$104	$0	$104
Buy	CNY	341,558	09/2007	147	0	147
Sell	EUR	876,888	10/2006	7,529	0	7,529
Sell	GBP	6,474	10/2006	138	0	138
Buy	JPY	41,919,012	11/2006	0	(10,522)	(10,522)
Sell		5,574,373	11/2006	410	0	410
Buy	PLN	2,748	11/2006	0	(6)	(6)
Buy	RUB	23,123	03/2007	0	(1)	(1)
Sell	SEK	15,677	12/2006	23	0	23

				$8,351	$(10,529)	$(2,178)

60	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	61

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class D
09/30/2006+	$12.57	$0.28	$0.10	$0.38	$(0.26)	$0.00
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)

All Asset All Authority Fund
Class D
09/30/2006+	$10.59	$0.16	$0.05	$0.21	$(0.14)	$0.00
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)

Fundamental IndexPLUS™ TR Fund
Class D
09/30/2006+	$10.28	$0.16	$0.44	$0.60	$(0.28)	$0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class D
09/30/2006+	$12.33	$0.22	$0.03	$0.25	$(0.30)	$0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00

Real Return Fund
Class D
09/30/2006+	$10.82	$0.29	$0.11	$0.40	$(0.27)	$0.00
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)
03/31/2002	10.40	0.32	0.12	0.44	(0.45)	(0.10)

RealEstateRealReturn Strategy Fund
Class D
09/30/2006+	$9.11	$0.20	$0.54	$0.74	$(0.56)	$0.00
03/31/2006	9.26	0.38	2.60	2.98	(3.03)	(0.10)
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00

Small Cap StocksPLUS® TR Fund
Class D
07/31/2006 - 09/30/2006+	$9.13	$0.07	$0.42	$0.49	$0.00	$0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.

(c) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.

(d) Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.

62	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.26)	$12.69	3.06%	$326,336	0.85	%*	0.85	%*	4.41	%*	41%
0.00	(0.77)	12.57	5.83	460,375	0.87	(h)	0.87	(h)	6.40		56
0.00	(0.77)	12.61	4.73	227,657	0.86	(g)	0.86	(g)	6.08		92
0.00	(0.53)	12.78	17.15	100,007	0.86	*(d)(g)	0.86	*(d)(g)	5.65	*	99

$0.00	$(0.14)	$10.66	2.04%	$11,245	2.32	%*	0.90	%*	3.05	%*	55%
0.00	(0.53)	10.59	1.41	13,933	2.03	*(h)	0.90	(h)	6.31	*	62

$0.00	$(0.28)	$10.60	5.95%	$33,263	1.14	%*	1.14	%*	3.19	%*	295%
0.00	(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	3.36	*	426

$0.00	$(0.30)	$12.28	2.19%	$2,625	1.26	%*	1.25	%*	3.61	%*	325%
0.00	(1.40)	12.33	32.84	5,346	1.27	(c)	1.27	(c)	3.17		682
(0.15)	(1.52)	10.40	9.71	367	1.35		1.35		0.90		666
0.00	(0.26)	10.76	10.27	110	1.35	*(e)	1.35	*(e)	10.17	*	41

$0.00	$(0.27)	$10.95	3.75%	$1,012,570	0.90	%*	0.90	%*	5.29	%*	283%
0.00	(0.65)	10.82	0.35	1,124,170	0.90		0.90		4.37		388
0.00	(0.70)	11.42	3.00	1,210,596	0.90		0.90		3.12		369
0.00	(0.86)	11.79	11.24	935,857	0.90		0.90		3.05		308
0.00	(0.63)	11.42	17.47	837,960	0.91		0.90		4.05		191
0.00	(0.55)	10.29	4.22	378,576	0.90		0.90		3.14		237

$0.00	$(0.56)	$9.29	8.73%	$9,702	1.19	%*	1.19	%*	4.55	%*	324%
0.00	(3.13)	9.11	35.56	18,720	1.21	(b)	1.21	(b)	3.80		337
(0.07)	(4.25)	9.26	10.13	6,954	1.24		1.24		2.32		510
0.00	(0.83)	11.96	29.30	3,920	1.25	*(f)	1.24	*(f)	33.79	*	158

$0.00	$0.00	$9.62	(3.93)%	$11	1.14	%*	1.14	%*	4.53	%*	398%

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.

(h) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

Semiannual Report	September 30, 2006	63

Financial Highlights  (Cont.)

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Fund
Class D
09/30/2006+	$10.10	$0.19	$0.17	$0.36	$(0.18)	$0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00
03/31/2002	10.12	0.39	(0.36)	0.03	(0.22)	0.00

StocksPLUS® Total Return Fund
Class D
09/30/2006+	$11.69	$0.23	$0.30	$0.53	$(0.15)	$0.00
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class D
07/31/2006 - 09/30/2006+	$9.15	$0.06	$(0.21)	$(0.15)	$(0.05)	$0.00

CommodityRealReturn Strategy Fund®
Class D
09/30/2006+	$13.94	$0.25	$(0.25)	$0.00	$(0.09)	$0.00
03/31/2006	16.23	0.58	(0.16)	0.42	(1.82)	(0.07)
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(d) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.40%.

64	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.18)	$10.28	3.61%	$13,142	1.00	%*	1.00	%*	3.75	%*	49%
0.00	(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	2.95		239
0.00	(0.49)	9.44	5.32	12,434	1.05		1.05		1.05		371
0.00	(0.70)	9.44	34.43	8,660	1.05		1.05		0.62		287
0.00	(0.12)	7.56	(22.71)	2,000	1.05		1.05		2.17		282
0.00	(0.22)	9.93	0.22	1,998	1.06		1.05		3.88		455

$0.00	$(0.15)	$12.07	4.57%	$3,790	1.14	%*	1.14	%*	3.94	%*	81%
0.00	(1.85)	11.69	9.87	3,595	1.16	(d)	1.16	(d)	3.39		322
0.00	(0.54)	12.35	6.20	1,430	1.19	(c)	1.19	(c)	1.00		414
0.00	(0.42)	12.12	16.90	524	1.19	*(c)	1.19	*(c)	0.22	*	282

$0.00	$(0.05)	$8.95	1.24%	$85	1.14	%*	1.14	%*	4.13	%*	220%

$0.00	$(0.09)	$13.85	(0.03)%	$1,186,509	1.24	%*	1.24	%*	3.46	%*	360%
(0.82)	(2.71)	13.94	1.74	1,407,939	1.24		1.24		3.69		292
0.00	(0.95)	16.23	10.36	1,089,498	1.24		1.24		2.50		264
0.00	(1.54)	15.66	44.79	555,629	1.24		1.24		1.33		290
0.00	(0.76)	12.03	12.71	3,069	1.24	*(e)	1.24	*(e)	(40.25	) *	492

Semiannual Report	September 30, 2006	65

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)

Assets:
Investments, at value	$0	$0	$502,842	$786,373
Investments in affiliates, at value	11,978,201	952,454	0	0
Repurchase agreement, at value	0	0	16,434	6,101
Cash	3,094	607	959	2,583
Foreign currency, at value	0	0	563	6,297
Receivable for investments sold	0	0	0	423,175
Receivable for investments in affiliates sold	34,123	5,652	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	306
Receivable for Fund shares sold	18,003	1,058	11,687	67
Interest and dividends receivable	0	2,894	1,207	1,457
Interest and dividends receivable from affiliates	43,710	0	0	0
Variation margin receivable	0	0	0	0
Swap premiums paid	0	0	273	1,787
Unrealized appreciation on forward foreign currency contracts	0	0	204	9,564
Unrealized appreciation on swap agreements	0	0	4,380	7,108
Other assets	0	17	0	10
	12,077,131	962,682	538,549	1,244,828

Liabilities:
Payable for investments purchased	$0	$0	$133,398	$603,299
Payable for investments in affiliates purchased	70,793	6,931	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	2,143	8,854
Payable for short sales	0	0	0	135,541
Payable for Fund shares redeemed	33,916	2,841	12	10,214
Payable for line of credit	0	201,017	0	0
Payable to advisor	7,041	1,615	0	0
Dividends payable	0	0	0	0
Written options outstanding	0	0	2,050	3,166
Accrued investment advisory fee	2,017	159	154	268
Accrued administration fee	1,601	157	84	152
Accrued distribution fee	1,151	94	5	16
Accrued servicing fee	782	89	9	10
Variation margin payable	0	0	94	120
Recoupment payable to Manager	0	18	1	0
Swap premium received	0	0	914	2,319
Unrealized depreciation on forward foreign currency contracts	0	0	550	1,490
Unrealized depreciation on swap agreements	0	0	5	768
	117,301	212,921	139,419	766,217

Net Assets	$11,959,830	$749,761	$399,130	$478,611

Net Assets Consist of:
Paid in capital	$11,945,240	$762,703	$387,293	$454,938
Undistributed net investment income	45,112	2,086	8,125	9,225
Accumulated undistributed net realized gain (loss)	(147,090)	(17,172)	(525)	(3,307)
Net unrealized appreciation (depreciation)	116,568	2,144	4,237	17,755
	$11,959,830	$749,761	$399,130	$478,611

Net Assets:
Class D	$326,336	$11,245	$33,263	$2,625
Other Classes	11,633,494	738,516	365,867	475,986

Shares Issued and Outstanding:
Class D	25,705	1,055	3,138	214

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$12.69	$10.66	$10.60	$12.28

Cost of Investments Owned	$0	$0	$501,409	$782,889
Cost of Investments in affiliates Owned	$11,861,633	$950,310	$0	$0
Cost of Repurchase Agreements Owned	$0	$0	$16,434	$6,101
Cost of Foreign Currency Held	$0	$0	$563	$6,289
Proceeds Received on Short Sales	$0	$0	$0	$135,390
Premiums Received on Written Options	$0	$0	$1,315	$1,989

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2006

Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$20,572,452	$333,613	$3,089	$983,890	$249,341	$182,684
0	0	0	0	0	0
61,987	3,177	1,423	28,645	14,788	13,851
5,381	1	24	59	50	1
21,742	140	0	1,185	353	264
146,971	0	0	324	0	2
0	0	0	0	0	0
1,082,189	8,100	0	0	0	0
34,958	482	0	902	3,293	25
134,051	2,201	6	3,418	830	493
0	0	0	0	0	0
0	0	0	6,295	56	242
96,715	719	0	14	302	52
5,739	67	0	603	57	18
27,016	4,145	0	529	139	16
0	0	0	0	0	0
22,189,201	352,645	4,542	1,025,864	269,209	197,648

$929,167	$1,888	$1,546	$22,870	$5,584	$29,029
0	0	0	0	0	0
6,044,047	102,662	50	3,432	0	597
949,200	8,160	0	0	0	0
45,745	325	0	12,574	243	0
0	0	0	0	0	0
0	0	0	0	0	0
9,212	0	0	0	0	0
12,877	65	0	3,360	1,512	518
3,031	97	1	288	103	70
3,647	64	1	243	64	36
1,491	24	0	77	26	0
1,528	18	0	62	18	0
1,865	75	22	10,855	526	78
0	0	0	0	0	4
29,064	1,011	0	5	93	7
12,714	198	3	1,455	219	142
62,904	641	0	31	239	6
8,106,492	115,228	1,623	55,252	8,627	30,487

$14,082,709	$237,417	$2,919	$970,612	$260,582	$167,161

$14,288,035	$207,142	$3,030	$1,107,275	$241,662	$172,670
57,682	34,679	60	27,538	6,397	3,315
(290,871)	(7,655)	(205)	(179,899)	9,202	(6,047)
27,863	3,251	34	15,698	3,321	(2,777)
$14,082,709	$237,417	$2,919	$970,612	$260,582	$167,161

$1,012,570	$9,702	$11	$13,142	$3,790	$85
13,070,139	227,715	2,908	957,470	256,792	167,076

92,479	1,044	1	1,279	314	9

$10.95	$9.29	$9.62	$10.28	$12.07	$8.95

$20,511,277	$334,329	$3,084	$983,469	$250,617	$182,100
$0	$0	$0	$0	$0	$0
$61,987	$3,177	$1,423	$28,645	$14,788	$13,851
$21,841	$141	$0	$1,188	$353	$264
$935,231	$7,963	$0	$0	$0	$0
$8,621	$51	$0	$2,053	$942	$307

Semiannual Report	September 30, 2006	67

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2006

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$19,934,783
Cash	12,765
Foreign currency, at value	16,376
Receivable for investments sold	990
Receivable for investments sold on a delayed-delivery basis	229,558
Receivable for Fund shares sold	55,019
Interest and dividends receivable	107,355
Variation margin receivable	241
Swap premiums paid	72,353
Unrealized appreciation on forward foreign currency contracts	8,351
Unrealized appreciation on swap agreements	27,526
Other assets	1,579
20,466,896

Liabilities:
Payable for investments purchased	$707,256
Payable for investments purchased on a delayed-delivery basis	7,616,575
Payable for short sales	230,917
Payable for Fund shares redeemed	73,043
Written options outstanding	10,956
Accrued investment advisory fee	5,008
Accrued administration fee	3,593
Accrued distribution fee	1,125
Accrued servicing fee	1,052
Variation margin payable	1,433
Swap premium received	17,935
Unrealized depreciation on forward foreign currency contracts	10,529
Unrealized depreciation on swap agreements	47,370
8,726,792

Net Assets	$11,740,104

Net Assets Consist of:
Paid in capital	$12,254,996
(Overdistributed) net investment income	(20,471)
Accumulated undistributed net realized (loss)	(95,572)
Net unrealized (depreciation)	(398,849)
$11,740,104

Net Assets:
Class D	$1,186,509
Other Classes	10,553,595

Shares Issued and Outstanding:
Class D	85,675

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$13.85

Cost of Investments Owned	$20,320,818
Cost of Foreign Currency Held	$16,424
Proceeds Received on Short Sales	$226,696
Premiums Received on Written Options	$7,418

68	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Real Return Fund

Investment Income:
Interest, net of foreign taxes*	$155	$23	$9,560	$17,146	$442,914
Dividends, net of foreign taxes*	307,314	0	0	0	5
Dividends from affiliate investments	0	20,514	0	0	0
Miscellaneous income	0	0	2	2	29
Total Income	307,469	20,537	9,562	17,148	442,948

Expenses:
Investment advisory fees	11,535	936	1,028	1,892	17,780
Administration fees	9,527	893	553	1,069	21,572
Servicing fees - Class D	490	14	9	5	1,296
Distribution and/or servicing fees - Other Classes	11,077	1,012	62	155	17,040
Trustees’ fees	0	0	1	1	15
Interest expense	22	5,395	0	32	15
Miscellaneous expense	0	19	1	0	13
Total Expenses	32,651	8,269	1,654	3,154	57,731
Reimbursement by Manager	(63)	0	0	0	0
Net Expenses	32,588	8,269	1,654	3,154	57,731

Net Investment Income	274,881	12,268	7,908	13,994	385,217

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(910)	102	(133,696)
Net realized (loss) on affiliate investments	(151,425)	(16,687)	0	0	0
Net realized gain on futures contracts, options and swaps	0	0	3,613	21,077	76,389
Net realized gain (loss) on foreign currency transactions	0	0	689	(21,666)	27,063
Net change in unrealized appreciation on investments	0	0	3,917	7,241	244,458
Net change in unrealized appreciation on affiliate investments	250,788	19,419	0	0	0
Net change in unrealized (depreciation) on futures contracts, options and swaps	0	0	(152)	(12,806)	(50,632)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(76)	6,191	(13,161)
Net Gain	99,363	2,732	7,081	139	150,421

Net Increase in Net Assets Resulting from Operations	$374,244	$15,000	$14,989	$14,133	$535,638

*Includes foreign tax withholding of $0,$0, $0, $3, and $0, respectively.

Semiannual Report	September 30, 2006	69

Statements of Operations (Cont.)

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$7,417	$67	$23,194	$6,026	$3,964
Dividends, net of foreign taxes*	0	0	323	32	1
Miscellaneous income	2	4	5	0	0
Total Income	7,419	71	23,522	6,058	3,965

Expenses:
Investment advisory fees	633	7	1,722	581	392
Administration fees	405	4	1,455	360	200
Servicing fees - Class D	15	0	16	4	0
Distribution and/or servicing fees - Other Classes	215	0	840	264	0
Trustees’ fees	0	0	1	0	0
Interest expense	0	0	1	1	1
Miscellaneous expense	1	0	0	0	4
Total Expenses	1,269	11	4,035	1,210	597

Net Investment Income	6,150	60	19,487	4,848	3,368

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(14,590)	16	(312)	(494)	(447)
Net realized gain (loss) on futures contracts, options and swaps	15,872	(225)	(122)	193	(395)
Net realized gain on foreign currency transactions	871	4	5,523	112	215
Net change in unrealized appreciation on investments	15,214	5	4,247	2,348	1,455
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(18,278)	32	10,009	4,336	(1,717)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(296)	(3)	(4,477)	(50)	(124)
Net Gain (Loss)	(1,207)	(171)	14,868	6,445	(1,013)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,943	$(111)	$34,355	$11,293	$2,355

*Includes foreign tax withholding of $0, $0, $1, $0, and $2, respectively.

70	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2006 (Unaudited) (Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$284,053
Miscellaneous income	14
Total Income	284,067

Expenses:
Investment advisory fees	29,561
Administration fees	21,855
Servicing fees - Class D	1,696
Distribution and/or servicing fees - Other Classes	12,364
Trustees’ fees	13
Interest expense	28
Miscellaneous expense	11
Total Expenses	65,528

Net Investment Income	218,539

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(634,019)
Net realized gain on futures contracts, options and swaps	673,616
Net realized gain on foreign currency transactions	15,648
Net change in unrealized (depreciation) on investments	(78,692)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(168,734)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,955)
Net (Loss)	(195,136)

Net Increase in Net Assets Resulting from Operations	$23,403

Semiannual Report	September 30, 2006	71

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUS™ TR Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$274,881	$569,937	$12,268	$26,434	$7,908	$9,445
Net realized gain (loss)	0	0	0	0	3,392	17,492
Net realized gain (loss) on affiliate investments	(151,425)	34,875	(16,687)	912	0	0
Net capital gain distributions received from Underlying Funds	0	22,369	0	1,191	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	3,689	548
Net change in unrealized appreciation (depreciation) on affiliate investments	250,788	(194,139)	19,419	(17,007)	0	0
Net increase (decrease) resulting from operations	374,244	433,042	15,000	11,530	14,989	27,485

Distributions to Shareholders:
From net investment income
Class D	(7,469)	(21,526)	(148)	(265)	(409)	(200)
Other Classes	(249,404)	(525,886)	(10,601)	(25,876)	(9,631)	(20,395)
From net realized capital gains
Class D	0	(2,060)	0	(9)	0	0
Other Classes	0	(46,542)	0	(841)	0	0
Tax basis return of capital

Total Distributions	(256,873)	(596,014)	(10,749)	(26,991)	(10,040)	(20,595)

Fund Share Transactions:
Receipts for shares sold
Class D	41,867	321,690	4,148	14,546	29,757	5,877
Other Classes	1,832,195	6,270,913	177,160	688,345	55,018	494,712
Issued as reinvestment of distributions
Class D	6,640	19,891	138	255	406	197
Other Classes	214,139	480,541	7,630	19,431	8,815	19,689
Cost of shares redeemed
Class D	(185,817)	(100,979)	(7,032)	(528)	(2,619)	(569)
Other Classes	(1,464,270)	(1,142,287)	(174,412)	(123,763)	(220,998)	(3,004)
Net increase (decrease) resulting from fund share transactions	444,754	5,849,769	7,632	598,286	(129,621)	516,902

Fund Redemption Fee	146	297	15	18	7	3

Total Increase (Decrease) in Net Assets	562,271	5,687,094	11,898	582,843	(124,665)	523,795

Net Assets:
Beginning of period	11,397,559	5,710,465	737,863	155,020	523,795	0
End of period*	$11,959,830	$11,397,559	$749,761	$737,863	$399,130	$523,795

*Including undistributed net investment income of:	$45,112	$27,104	$2,086	$567	$8,125	$10,257

72	PIMCO Funds	See Accompanying Notes

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Real Return Fund		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund

Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

$13,994	$7,908	$385,217	$644,804	$6,150	$28,570	$60	$19,487	$36,734
(487)	37,447	(30,244)	66,460	2,153	155,903	(205)	5,089	36,091
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
626	18,107	180,665	(660,421)	(3,360)	5,323	34	9,779	33,063
0	0	0	0	0	0	0	0	0
14,133	63,462	535,638	50,843	4,943	189,796	(111)	34,355	105,888

(83)	(505)	(25,769)	(54,633)	(596)	(4,522)	0	(222)	(332)
(16,490)	(33,019)	(336,788)	(605,480)	(13,418)	(145,468)	0	(17,249)	(28,055)

0	0	0	(16,482)	0	(148)	0	0	0
0	0	0	(181,023)	0	(4,851)	0	0	0

(16,573)	(33,524)	(362,557)	(857,618)	(14,014)	(154,989)	0	(17,471)	(28,387)

721	5,215	138,695	437,180	1,974	17,993	10	2,196	5,539
219,258	449,767	2,118,713	4,969,951	18,956	355,243	3,020	75,457	484,483

80	497	24,063	66,665	392	2,220	0	219	328
16,208	32,034	272,608	630,191	12,448	144,303	0	14,963	24,979

(3,382)	(1,056)	(286,041)	(524,216)	(10,885)	(7,264)	0	(4,254)	(4,450)
(356,748)	(122,337)	(2,491,031)	(4,840,100)	(241,404)	(545,980)	0	(186,875)	(923,463)
(123,863)	364,120	(222,993)	739,671	(218,519)	(33,485)	3,030	(98,294)	(412,584)

10	18	50	105	11	29	0	7	55

(126,293)	394,076	(49,862)	(66,999)	(227,579)	1,351	2,919	(81,403)	(335,028)

604,904	210,828	14,132,571	14,199,570	464,996	463,645	0	1,052,015	1,387,043
$478,611	$604,904	$14,082,709	$14,132,571	$237,417	$464,996	$2,919	$970,612	$1,052,015

$9,225	$11,804	$57,682	$35,022	$34,679	$42,543	$60	$27,538	$25,522

Semiannual Report	September 30, 2006	73

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,848	$9,429	$3,368	$2,158
Net realized gain (loss)	(189)	6,739	(627)	(5,194)
Net change in unrealized appreciation (depreciation)	6,634	8,833	(386)	0
Net increase (decrease) resulting from operations	11,293	25,001	2,355	(3,036)

Distributions to Shareholders:
From net investment income
Class D	(44)	(151)	0	0
Other Classes	(3,124)	(13,023)	(932)	(1,283)
From net realized capital gains
Class D	0	(255)	0	(3)
Other Classes	0	(20,946)	0	0

Total Distributions	(3,168)	(34,375)	(932)	(1,286)

Fund Share Transactions:
Receipts for shares sold
Class D	1,079	2,834	85	0
Other Classes	30,518	126,512	41,687	147,081
Issued as reinvestment of distributions
Class D	42	387	0	0
Other Classes	2,940	30,575	932	1,310
Cost of shares redeemed
Class D	(1,042)	(836)	0	0
Other Classes	(21,251)	(352,799)	(7,771)	(15,017)
Net increase (decrease) resulting from Fund share transactions	12,286	(193,327)	34,933	133,374

Fund Redemption Fee	3	7	0	0

Total Increase (Decrease) in Net Assets	20,414	(202,694)	36,356	129,052

Net Assets:
Beginning of period	240,168	442,862	130,805	4,213
End of period*	$260,582	$240,168	$167,161	$133,265

*Including undistributed net investment income of:	$6,397	$4,717	$3,315	$879

74	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$218,539	$402,583
Net realized gain	55,245	51,268
Net change in unrealized (depreciation)	(250,381)	(272,821)
Net increase resulting from operations	23,403	181,030

Distributions to Shareholders:
From net investment income
Class D	(7,687)	(168,688)
Other Classes	(73,508)	(1,143,666)
From net realized capital gains
Class D	0	(6,741)
Other Classes	0	(45,749)
Tax basis return of capital
Class D	0	(71,697)
Other Classes	0	(486,874)

Total Distributions	(81,195)	(1,923,415)

Fund Share Transactions:
Receipts for shares sold
Class D	230,724	934,424
Other Classes	2,465,168	6,780,930
Issued as reinvestment of distributions
Class D	6,436	203,759
Other Classes	57,221	1,237,425
Cost of shares redeemed
Class D	(459,385)	(591,785)
Other Classes	(2,324,030)	(3,099,340)
Net increase (decrease) resulting from fund share transactions	(23,866)	5,465,413

Fund Redemption Fee	298	646

Total Increase (Decrease) in Net Assets	(81,360)	3,723,674

Net Assets:
Beginning of period	11,821,464	8,097,790
End of period*	$11,740,104	$11,821,464

*Including (overdistributed) net investment income of:	$(20,471)	$(157,815)

Semiannual Report	September 30, 2006	75

Statement of Cash Flows	(Unaudited) September 30, 2006

(Amounts in thousands)	All Asset All Authority Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$15,000

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(572,416)
Proceeds from sales of long-term securities	515,188
Sale of short-term portfolio investments, net	763
Increase in interest receivable	(1,113)
Increase in receivable for investments sold	(5,652)
Decrease in other assets	60
Increase in payable for investments purchased	4,387
Increase in payable to advisor	1,615
Increase in management fee payable	(6)
Increase in administration fee payable	14
Increase in distribution fee payable	16
Increase in servicing fee payable	10
Decrease in recoupment payable to manager	(1)
Unrealized appreciation on investments	(19,419)
Net realized loss on investments	16,687
Net cash used for operating activities	(44,867)

Cash flows received from financing activities*:
Proceeds from shares sold	189,562
Payment on shares redeemed	(181,570)
Cash dividend paid	(2,981)
Net borrowing (repayment) of line of credit	40,462
Net cash received from financing activities	45,473

Net Increase in Cash	606

Cash:
Beginning of period	1
End of period	$607

*Includes reinvestment of dividends of $7,768.

76	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2006

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. Information presented in these financial statements pertains to the Class D of 11 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (“RIC”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollars. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days, the NAV of a Fund’s portfolio that include securities may change on days when shareholders will not be able to purchase or redeem fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Semiannual Report	September 30, 2006	77

Notes to Financial Statements  (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund are declared on each day the Trust is open for business and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Real Return Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund except Real Return Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand

(g) Forward Currency Transactions  Certain Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

78	PIMCO Funds

(Unaudited) September 30, 2006

(i) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Semiannual Report	September 30, 2006	79

Notes to Financial Statements  (Cont.)

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (the “IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Funds from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

(q) Commodity Index-Linked Notes  The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses. These notes are subject to prepayment, credit and interest risks. The CRRS Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the CRRS Fund records a realized gain or loss. At September 30, 2006, the value of these securities comprised 29.5% of the CRRS Fund’s net assets and resulted in unrealized depreciation of $326,556.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises    Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by

80	PIMCO Funds

(Unaudited) September 30, 2006

GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement in the Funds’ annual financial statements for the year ending March 31, 2007.

3.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Fund in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2006, net assets of the CRRS Fund were approximately $11.7 billion, of which approximately $375 million, or roughly 3%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund and 0.25% for the All Asset All Authority Fund based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.20%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.25%	(2)	0.05%	NA	0.40%	0.40%	NA
Fundamental IndexPLUS™ TR Fund	0.54%	(3)	0.25%	0.25%	0.40%	0.40%	NA
International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	0.55%		0.30%	NA	0.45%	0.45%	NA
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.40%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	NA	0.45%	0.45%	NA
Small Cap StocksPLUS® TR Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
StocksPLUS® Fund	0.35%		0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
StocksPLUS® TR Short Strategy Fund	0.49%		0.25%	NA	0.40%	0.40%	NA
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	NA

(1) PIMCO has contractually agreed to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.64% of the total assets invested in Underlying Funds.

(2) PIMCO has contractually agreed to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

Semiannual Report	September 30, 2006	81

Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2006.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2006, AGID received $5,325,796 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days, 30 days or 60 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, Fundamental IndexPLUSTM TR and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
Fundamental IndexPLUS™ TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
StocksPLUS® TR Short Strategy Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	03/31/2006	09/30/2006
All Asset All Authority Fund	$55	$0	$0	$0
Fundamental IndexPLUS™ TR Fund	NA	NA	25	0
StocksPLUS® TR Short Strategy Fund	NA	NA	25	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

82	PIMCO Funds

(Unaudited) September 30, 2006

5.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2006, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
CommodityRealReturn Strategy Fund®	$0	$16,038

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2006 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/ 31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$43,808	$852	$0	$2,797	$45,167	$852	$0
Developing Local Markets Fund	867,245	866,035	132,364	15,863	1,599,597	23,032	2,333
Diversified Income Fund	0	47,929	0	647	48,576	1,219	0
Emerging Markets Bond Fund	1,078,320	54,581	501,569	51,926	628,623	21,655	(8,199)
Floating Income Fund	661,737	1,026,022	63,023	18,505	1,631,389	30,545	88
Foreign Bond Fund (Unhedged)	262,654	1,095	232,531	723	37,582	1,095	(10,499)
Fundamental IndexPLUS™ Fund	46,954	45,128	49,268	2,909	42,926	669	(1,271)
Fundamental IndexPLUS™ TR Fund	398,940	25,451	171,414	13,799	255,421	6,808	(5,274)
GNMA Fund	100,589	1,929	19,130	122	84,180	1,929	(217)
High Yield Fund	732,740	17,645	317,767	8,242	426,235	17,645	(3,804)
International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	523,531	207,612	329,371	25,945	400,207	14,566	(2,596)
Long-Term U.S. Government Fund	1,069,512	29,517	795,423	(6,193)	306,089	18,255	(53,395)
Low Duration Fund	170,073	55,867	127,068	198	98,753	2,433	(1,782)
Real Return Fund	1,510,616	631,947	449,412	(20,580)	1,719,060	52,708	(14,240)
Real Return Asset Fund	1,893,771	1,536,580	607,558	16,621	2,903,905	86,249	(18,021)
RealEstateRealReturn Strategy Fund	268,280	4,153	192,879	4,969	69,746	4,153	(8,525)
Short-Term Fund	10,608	93	10,508	0	169	93	(24)
StocksPLUS® Fund	7,495	143	0	904	7,780	143	0
StocksPLUS® Total Return Fund	52,774	766	0	6,822	55,285	766	0
Total Return Fund	902,239	13,574	441,408	(5,194)	476,656	13,573	(16,283)
Total Return Mortgage Fund	281,012	4,373	131,193	(1,429)	155,392	4,373	(3,902)
CommodityRealReturn Strategy Fund®	449,421	687,787	140,672	(21,028)	985,463	4,554	(5,814)
Totals	$11,332,319	$5,259,079	$4,712,558	$116,568	$11,978,201	$307,315	$(151,425)

Semiannual Report	September 30, 2006	83

Notes to Financial Statements  (Cont.)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2006	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$453	$9	$0	$42	$467	$9	$0
Developing Local Markets Fund	81,498	108,558	32,563	668	157,292	1,868	789
Diversified Income Fund	0	5,142	0	59	5,201	129	0
Emerging Markets Bond Fund	61,748	7,901	31,128	2,030	38,394	1,288	(874)
European StocksPLUS® TR Strategy Fund	0	20,087	16,000	198	4,296	145	11
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	25,736	9,110	21,000	613	13,994	238	(360)
Floating Income Fund	34,360	117,942	10,786	915	141,954	2,090	(34)
Foreign Bond Fund (Unhedged)	9,564	17	9,719	0	0	18	(351)
Fundamental IndexPLUS™ TR Fund	47,595	5,290	36,959	800	15,438	441	(1,277)
Global Bond Fund (Unhedged)	223	4	0	(5)	232	4	0
GNMA Fund	303	2	300	0	0	2	(5)
High Yield Fund	24,056	1,206	11,271	234	13,774	597	(102)
Japanese StocksPLUS® TR Strategy Fund	48,930	25,870	55,246	989	16,186	749	(2,788)
Long-Term U.S. Government Fund	70,131	6,613	69,249	370	7,095	1,004	(4,681)
Low Duration Fund	1	0	0	0	1	0	0
Real Return Fund	117,506	33,744	52,358	(924)	100,542	3,629	(1,560)
Real Return Asset Fund	147,956	119,314	89,407	2,016	183,541	6,493	(2,801)
RealEstateRealReturn Strategy Fund	12,838	64	11,227	101	1,074	64	(584)
StocksPLUS® Total Return Fund	1	0	0	0	1	0	0
StocksPLUS® TR Short Strategy Fund	124,720	41,528	7,458	(4,015)	160,035	893	(373)
Total Return Fund	64,499	523	54,119	(136)	10,657	523	(1,655)
Total Return Mortgage Fund	516	6	347	0	175	6	(9)
CommodityRealReturn Strategy Fund®	19,860	69,486	6,051	(1,812)	82,105	325	(33)
Totals	$892,494	$572,416	$515,188	$2,143	$952,454	$20,515	$(16,687)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

84	PIMCO Funds

(Unaudited) September 30, 2006

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2006, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$5,259,079	$4,712,558
All Asset All Authority Fund	0	0	572,416	515,188
Fundamental IndexPLUSTM TR Fund	978,702	1,046,000	191,026	141,537
International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	2,355,274	2,334,488	96,485	15,694
Real Return Fund	51,634,161	52,957,625	432,516	315,969
RealEstateRealReturn Strategy Fund	1,157,564	1,418,742	5,303	8,331
Small Cap StocksPLUS® TR Fund	10,243	8,756	1,509	41
StocksPLUS® Fund	215,986	226,547	74,637	63,846
StocksPLUS® Total Return Fund	108,446	130,390	18,236	20,173
StocksPLUS® TR Short Strategy Fund	196,711	203,618	48,383	8,265
CommodityRealReturn Strategy Fund®	60,894,449	61,087,249	5,502,920	1,676,859

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUSTM TR Fund					International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	791	$53,400	GBP 5,600	EUR 0	$970	$60,000	GBP 0	EUR 0	$419
Sales	904	63,500	700	11,000	1,015	107,500	6,400	35,000	1,838
Closing Buys	(1,084)	(29,500)	0	0	(594)	(8,800)	0	0	(51)
Expirations	(148)	(5,200)	(500)	0	(76)	(36,100)	0	0	(217)
Exercised	0	0	0	0	0	0	0	0	0
Balance at 09/30/2006	463	$82,200	GBP 5,800	EUR 11,000	$1,315	$122,600	GBP 6,400	EUR 35,000	$1,989

	Real Return Fund			RealEstateRealReturn Strategy Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	2,263	$0	$1,590	100	$0	$66
Sales	39,182	1,125,400	14,728	876	33,700	250
Closing Buys	(5)	0	(3)	0	0	0
Expirations	(29,718)	(406,400)	(6,160)	(678)	(33,700)	(207)
Exercised	(4,946)	0	(1,534)	(174)	0	(58)
Balance at 09/30/2006	6,776	$719,000	$8,621	124	$0	$51

	StocksPLUS® Fund					StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	3,695	$146,000	GBP 6,200	EUR 0	$3,945	454	$41,800	GBP 5,700	EUR 0	$673
Sales	355	98,200	1,800	3,000	1,651	486	43,800	500	8,000	668
Closing Buys	0	(67,700)	0	0	(499)	(48)	(15,200)	0	0	(154)
Expirations	(686)	(37,000)	(1,500)	0	(1,172)	(453)	(14,900)	(300)	0	(200)
Exercised	(2,377)	0	0	0	(1,872)	(58)	0	0	0	(45)
Balance at 09/30/2006	987	$139,500	GBP 6,500	EUR 3,000	$2,053	381	$55,500	GBP 5,900	EUR 8,000	$942

	StocksPLUS® TR Short Strategy Fund					CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	150	$10,700	GBP 500	EUR 0	$173	2,085	$0	$1,431
Sales	333	15,500	300	1,000	255	29,608	1,035,700	12,342
Closing Buys	(6)	(4,000)	(100)	0	(37)	(10)	0	(5)
Expirations	(302)	(2,700)	0	0	(75)	(27,235)	(352,700)	(6,350)
Exercised	(12)	0	0	0	(9)	0	0	0
Balance at 09/30/2006	163	$19,500	GBP 700	EUR 1,000	$307	4,448	$683,000	$7,418

Semiannual Report	September 30, 2006	85

Notes to Financial Statements  (Cont.)

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $225 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2006 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2006, the AAAA Fund was paying interest at 5.80%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the fiscal year ended September 30, 2006 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 09/30/2006
$ 186,300	$207,650	$5,333	$60	$200,000

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CRRS Fund may gain exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the CRRS Fund derives at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued Revenue Ruling 2006-01, which held that income from commodity index-linked swaps was not qualifying income. At the time Revenue Ruling 2006-01 was issued, the CRRS Fund invested primarily in commodity index-linked swaps to gain exposure to the commodity markets. Revenue Ruling 2006-01 provided an effective date of June 30, 2006, after which time the CRRS Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy will be limited to a maximum of 10 percent of its gross income.

On June 2, 2006, the IRS issued Revenue Ruling 2006-31, which extended the effective date for Revenue Ruling 2006-01 from June 30, 2006 until September 30, 2006. In addition to extending the effective date, Revenue Ruling 2006-31 also clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative instruments (such as certain commodity index-linked notes) that create commodity exposure could be considered qualifying income under the Code under certain circumstances. In addition, the IRS also issued private letter rulings to at least two other funds in which the IRS specifically concluded that income from certain commodity index-linked notes was qualifying income. The CRRS Fund also obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CRRS Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. The use of commodity index-linked notes involves specific risks. The CRRS Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the CRRS Fund to gain exposure to commodity markets. The wholly owned Subsidiary is one such alternative structure currently employed by the CRRS Fund.

There are no taxes levied in the Cayman Islands on the Subsidiary at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation, which is not itself subject to U.S. income tax. However, the Subsidiary’s net income and gains, to the extent of its earnings and profits, will be included each year in the CRRS Fund’s investment company taxable income.

At September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
All Asset Fund	$170,993	$(54,425)	$116,568
All Asset All Authority Fund	9,036	(6,892)	2,144
Fundamental IndexPLUS™ TR Fund	2,174	(741)	1,433
International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	4,701	(1,217)	3,484
Real Return Fund	186,889	(125,714)	61,175
RealEstateRealReturn Strategy Fund	1,744	(2,460)	(716)

86	PIMCO Funds

(Unaudited) September 30, 2006

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Small Cap StocksPLUS® TR Fund	6	(1)	5
StocksPLUS® Fund	4,837	(4,416)	421
StocksPLUS® Total Return Fund	1,093	(2,369)	(1,276)
StocksPLUS® TR Short Strategy Fund	777	(193)	584
CommodityRealReturn Strategy Fund®	64,405	(450,440)	(386,035)

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

11.  SUBSEQUENT EVENT

The Joint Special Meeting of Shareholders of the Fundamental IndexPLUS™ TR Fund (the “Special Meeting”) was held on September 28, 2006 and reconvened on October 10, 2006 pursuant to notice given to all shareholders of record at the close of business on August 23, 2006. At the Special Meeting, shareholders approved a new sub-advisory agreement between PIMCO and Research Affiliates, LLC.

The number of shares of the Fund voting for the proposal was 27,901,023.51, the number of shares voting against the proposal was 15,602.72, the number of shares abstaining was 36,886.78 and there were no broker non-votes.

Semiannual Report	September 30, 2006	87

Notes to Financial Statements  (Cont.)

12.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	3,338	$41,867	24,871	$321,690	394	$4,148	1,340	$14,546
Other Classes	145,628	1,832,195	485,695	6,270,913	16,768	177,160	63,138	688,345
Issued as reinvestment of
Class D	535	6,640	1,555	19,891	13	138	24	255
Other Classes	17,200	214,139	37,478	480,541	731	7,630	1,794	19,431
Cost of shares redeemed
Class D	(14,788)	(185,817)	(7,863)	(100,979)	(667)	(7,032)	(49)	(528)
Other Classes	(116,630)	(1,464,270)	(88,760)	(1,142,287)	(16,496)	(174,412)	(11,428)	(123,763)
Net increase (decrease) resulting from Fund share transactions	35,283	$444,754	452,976	$5,849,769	743	$7,632	54,819	$598,286

	RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund
	Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006 (1)
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	218	$1,974	1,781	$17,993	1	$10
Other Classes	2,141	18,956	36,069	355,243	302	3,020
Issued as reinvestment of
Class D	45	392	257	2,220	0	0
Other Classes	1,432	12,448	16,679	144,303	0	0
Cost of shares redeemed
Class D	(1,274)	(10,885)	(734)	(7,264)	0	0
Other Classes	(27,819)	(241,404)	(53,178)	(545,980)	0	0
Net increase (decrease) resulting from Fund share transactions	(25,257)	$(218,519)	874	$(33,485)	303	$3,030

	CommodityRealReturn Strategy Fund®
	Six Months Ended 09/30/2006		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	15,724	$230,724	59,410	$934,424
Other Classes	170,169	2,465,168	434,055	6,780,930
Issued as reinvestment of
Class D	464	6,436	13,408	203,759
Other Classes	4,118	57,221	81,419	1,237,425
Cost of shares redeemed
Class D	(31,518)	(459,385)	(38,944)	(591,785)
Other Classes	(159,804)	(2,324,030)	(201,240)	(3,099,340)
Net increase (decrease) resulting from Fund share transactions	(847)	$(23,866)	348,108	$5,465,413

(1) The SmallCap StocksPLUS® TR Fund incepted on 03/31/2006.

88	PIMCO Funds

(Unaudited) September 30, 2006

Fundamental IndexPLUS™ TR Fund				International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)				Real Return Fund
Six Months Ended 09/30/2006		Period from 06/30/2005 to 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,815	$29,757	583	$5,877	60	$721	447	$5,215	12,805	$138,695	38,608	$437,180
5,349	55,018	48,701	494,712	18,027	219,258	37,111	449,767	196,149	2,118,713	439,758	4,969,951

40	406	19	197	7	80	42	497	2,223	24,063	5,916	66,665
856	8,815	1,945	19,689	1,389	16,208	2,702	32,034	25,183	272,608	55,948	630,191

(263)	(2,619)	(56)	(569)	(287)	(3,382)	(90)	(1,056)	(26,463)	(286,041)	(46,572)	(524,216)
(22,143)	(220,998)	(292)	(3,004)	(29,241)	(356,748)	(11,622)	(122,337)	(230,074)	(2,491,031)	(430,172)	(4,840,100)

(13,346)	$(129,621)	50,900	$516,902	(10,045)	$(123,863)	28,590	$364,120	(20,177)	$(222,993)	63,086	$739,671

StocksPLUS® Fund				StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006		Six Months Ended 09/30/2006		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

220	$2,196	571	$5,539	93	$1,079	228	$2,834	9	$85	0	$0
7,356	75,457	48,882	484,483	2,639	30,518	10,020	126,512	4,643	41,687	15,756	147,081

22	219	33	328	4	42	32	387	0	0	0	0
1,474	14,963	2,485	24,979	254	2,940	2,540	30,575	102	932	143	1,310

(428)	(4,254)	(456)	(4,450)	(90)	(1,042)	(69)	(836)	0	0	0	0
(18,326)	(186,875)	(93,843)	(923,463)	(1,850)	(21,251)	(28,041)	(352,799)	(841)	(7,771)	(1,610)	(15,017)

(9,682)	$(98,294)	(42,328)	$(412,584)	1,050	$12,286	(15,290)	$(193,327)	3,913	$34,933	14,289	$133,374

Semiannual Report	September 30, 2006	89

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2006

13.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (PIMCO’s parent company) (formerly known as Allianz Dresdner Asset Management of America L.P.), AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), the Trustees of the Trust, and certain employees of PIMCO have been named as defendants in 15 lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

Certain funds of the Trust were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semiannual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

90	PIMCO Funds

Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement

On August 15, 2006 the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2007. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2007. The Board also considered and approved a new Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC on behalf of each of the PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund (the “Fundamental IndexPLUS™ Funds”) for an initial term through October 12, 2008, subject to approval by the shareholders of each of the Fundamental IndexPLUS™ Funds. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve the Sub-Advisory Agreement and approve renewal of the Agreements and Asset Allocation Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the renewal of the Agreements and Asset Allocation Agreement and the approval of the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, Asset Allocation Agreement and Sub-Advisory Agreement and met both as a full Board and as the independent trustees alone, without management present. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreement and the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and sub-advisory services expected to be provided by RALLC to the Fundamental IndexPLUS™ Funds. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Semiannual Report	September 30, 2006	91

Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement  (Cont.)

With respect to the Fundamental IndexPLUS™ Funds, the Board considered information about Enhanced RAFI™ 1000, the additional fundamental factors RALLC intends to employ in developing Enhanced RAFI™ 1000, the frequency that Enhanced RAFI™ 1000 may be revised, and the overall manner in which RALLC intends to provide subadvisory services to the Funds.

The Board considered that Enhanced RAFI™ 1000 is a unique and proprietary product of RALLC, and that the sub-advisory services based on Enhanced RAFI™ 1000 are only available from RALLC. The Board considered RALLC’s policies, procedures and systems to assure compliance with applicable laws and regulations. The Board also considered RALLC’s current service as sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the quality of those services, and RALLC’s experience working with PIMCO through a sub-advisory arrangement. The Board considered that the terms of the proposed Sub-Advisory Agreement are substantially identical to the existing sub-advisory agreement between PIMCO and RALLC for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance for the periods ended June 30, 2006 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, two-, three-, five- and ten-year performance for the periods ended May 31, 2006 (the “Lipper Report”). The Board considered that the use of Enhanced RAFI™ 1000 and the services provided under the Sub-Advisory Agreement have the potential to improve performance of the Fundamental IndexPLUS™ Funds going forward. The Board considered RALLC’s belief that the additional fundamental factors and increased frequency in revising Enhanced RAFI™ 1000 may provide improved performance for the Fundamental IndexPLUS™ Funds. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15, 2006 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over certain periods. The Board considered that a number of the Funds’ underperformance was slight, and that certain Funds underperforming their benchmark or peer group for a given period had outperformed such benchmarks or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the All Asset, All Asset All Authority, European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Japanese StocksPLUS® TR Strategy and StocksPLUS® Total Return Funds.

The Board also recognized that certain asset classes may be out of favor from time to time, that bond market performance was not optimal during the year ended June 30, 2006, and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be consistent with those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration and do not include as many subsets as the Funds offer, and therefore that comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

92	PIMCO Funds

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce fees on a number of Funds. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

With respect to the Sub-Advisory Agreement, the Board received information from PIMCO and Lipper about the current fees paid to PIMCO, and the total expenses of the Fundamental IndexPLUS™ Funds relative to the fees and expenses of comparable funds. However, such fee and expense information was not a material factor in determining to approve the Sub-Advisory Agreement. The Board noted that PIMCO will pay RALLC a fee under the Sub-Advisory Agreement, and that the Funds will not directly pay for RALLC’s services. The Board considered favorably the fact that the Funds and shareholders will receive increased and enhanced services from RALLC at no increase in cost to the Funds. Because the fee to be paid to RALLC under the Sub-Advisory Agreement is proposed to be paid by PIMCO, and not the Funds, and because any potential reduction in that fee would have no effect on the Funds, the Board concluded that factors such as RALLC’s costs in providing the proposed services, its potential level of profits or any potential economies of scale were not material to their approval of the Sub-Advisory Agreement.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreement and approval of the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

Semiannual Report	September 30, 2006	93

Approval of Renewal of the Investment Advisory Contract, Administration Agreement, Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreement  (Cont.)

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees for several Funds. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreement and approval of the Sub-Advisory Agreement. The Board concluded that the Agreements and the Asset Allocation Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreement was in the best interests of the Funds and their shareholders. The Board also concluded that the Sub-Advisory Agreement was expected to be fair and reasonable to the Fundamental IndexPLUS™ Funds and their shareholders, and that the Fundamental IndexPLUS™ Funds’ shareholders were expected to receive reasonable value in return for the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval and determination to submit the Sub-Advisory Agreement to shareholders for approval was in the best interests of the Fundamental IndexPLUS Funds™ and their shareholders.

94	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

PO Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2006. For information about any product, contact your financial advisor.    AZ693SA_15911

Item 2.	Code of Ethics.

Not Applicable.

Item 3.	Audit Committee Financial Expert.

Not Applicable.

Item 4.	Principal Accountant Fees and Services. Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semiannual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2006

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
CSC Holdings, Inc.
7.080% due 02/24/2013	$38	$38
7.110% due 02/24/2013	29,398	29,310
7.122% due 03/29/2013	4,314	4,301
7.218% due 03/29/2013	4,314	4,301
Georgia-Pacific Corp.
7.367% due 12/20/2012	5,672	5,710
7.390% due 12/20/2012	35,619	35,729
7.485% due 12/20/2012	1,476	1,481
Myra-Pemex Trust
4.500% due 12/23/2006	49	48
6.313% due 10/20/2006	11	10
6.313% due 12/23/2006	36	36
8.000% due 12/23/2006	398	398
NRG Energy, Inc.
7.367% due 02/01/2013	24,898	25,027
Reynolds American, Inc.
7.250% due 05/31/2012	439	442
7.313% due 05/31/2012	14,274	14,361
Yell Group PLC
7.324% due 02/10/2013	33,000	33,156

Total Bank Loan Obligations (Cost $154,139)		154,348

CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 13.0%
Aig-Fp Matched Funding
5.390% due 06/16/2008	100,000	100,756
Allstate Life Global Funding Trusts
5.429% due 03/23/2009	50,000	50,058
American Express Centurion Bank
5.390% due 04/17/2009	89,100	89,180
American Express Credit Corp.
5.330% due 06/12/2007	500	500
5.390% due 03/02/2009	2,480	2,482
American General Corp.
7.500% due 08/11/2010	250	269
American General Finance Corp.
2.750% due 06/15/2008	500	480
4.500% due 11/15/2007	8,946	8,878
5.428% due 06/27/2007	13,000	13,014
5.429% due 03/23/2007	50,100	50,128
5.498% due 06/27/2008	20,000	20,052
5.526% due 08/16/2007	35,715	35,767
American Honda Finance Corp.
5.450% due 03/09/2009	59,680	59,768
5.462% due 05/12/2009	94,600	94,648
American International Group, Inc.
5.050% due 10/01/2015	40,800	39,833
6.250% due 05/01/2036	100,000	105,430
Asahi Finance Cayman Ltd.
5.700% due 12/31/2049	10,000	10,125
Asian Development Bank
5.820% due 06/16/2028	1,100	1,166
ASIF Global Financing
5.508% due 05/03/2007	80,500	80,562
Atlantic & Western Re Ltd.
11.508% due 01/09/2007	19,400	19,227
Australia & New Zealand Banking Group Ltd.
5.470% due 02/18/2008	50,000	50,024
Bank of America Corp.
4.750% due 08/15/2013	500	484
5.378% due 09/25/2009	91,000	91,049
5.399% due 03/24/2009	47,300	47,366
5.409% due 11/24/2008	21,300	21,311
5.654% due 02/11/2009	20,000	20,116
Bank of America N.A.
5.485% due 07/25/2008	4,100	4,103
Bank One Corp.
2.625% due 06/30/2008	500	479
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,011
Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,596
BBVA U.S. Senior S.A. Unipersonal
5.577% due 04/17/2009	200,000	200,229
Bear Stearns Cos., Inc.
2.875% due 07/02/2008	500	481
5.457% due 03/30/2009	201,700	201,979
5.489% due 08/21/2009	10,000	10,013
5.629% due 02/08/2008	27,350	27,421
5.635% due 04/29/2008	152,605	153,071
5.660% due 09/09/2009	19,980	20,085
5.667% due 01/16/2007	400	400
5.715% due 01/31/2011	50,000	50,137
5.785% due 01/30/2009	201,500	202,808
7.625% due 12/07/2009	80	86
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,126
BNP Paribas
5.186% due 06/29/2049	300	285
Boeing Capital Corp.
7.375% due 09/27/2010	135	146
Capital One Financial Corp.
5.700% due 09/15/2011	10,000	10,081
Caterpillar Financial Services Corp.
3.625% due 11/15/2007	500	491
5.460% due 03/10/2009	15,850	15,877
5.462% due 08/20/2007	12,138	12,154
5.470% due 05/18/2009	82,000	82,113
Charter One Bank N.A.
5.540% due 04/24/2009	100,000	100,114
CIT Group Holdings, Inc.
5.635% due 01/30/2009	226,275	226,909
CIT Group, Inc.
5.460% due 12/19/2007	82,400	82,518
5.462% due 02/21/2008	25,000	25,033
5.500% due 11/30/2007	180	181
5.500% due 06/08/2009	50,000	50,064
5.540% due 12/19/2008	20,000	20,053
5.546% due 08/17/2009	12,000	12,013
5.555% due 08/15/2008	8,400	8,420
5.605% due 02/15/2007	3,000	3,003
5.608% due 05/23/2008	159,355	159,918
5.620% due 09/20/2007	49,455	49,586
5.630% due 05/18/2007	7,090	7,102
5.638% due 11/23/2007	58,936	59,118
7.750% due 04/02/2012	555	615
Citigroup Global Markets Holdings, Inc.
5.609% due 08/03/2009	39,980	40,091
Citigroup, Inc.
4.200% due 12/20/2007	110,800	109,550
5.408% due 12/26/2008	26,655	26,684
5.451% due 06/04/2007	3,800	3,803
5.500% due 05/18/2011	100,000	100,111
5.516% due 05/02/2008	157,585	157,847
5.525% due 01/30/2009	185,000	185,172
5.530% due 06/09/2009	102,559	102,915
5.560% due 05/18/2010	182,550	183,273
CNA Financial Corp.
5.850% due 12/15/2014	10,500	10,429
6.000% due 08/15/2011	10,000	10,151
Commonwealth Bank of Australia
5.370% due 06/08/2009	75,000	75,042
Countrywide Home Loans, Inc.
4.250% due 12/19/2007	205	203
Credit Suisse USA, Inc.
5.520% due 12/09/2008	26,380	26,438
Den Norske Bank ASA
5.490% due 03/10/2008	20,000	20,013
Eli Lilly Services, Inc.
5.440% due 09/12/2008	700	701
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,208
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,071
Export-Import Bank of Korea
5.590% due 10/04/2011 (c)	88,600	88,483
6.500% due 11/15/2006	9,035	9,042
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	231	263
Ford Motor Credit Co.
5.590% due 03/13/2007	9,500	9,439
5.700% due 01/15/2010	9,650	8,922
6.194% due 09/28/2007	28,830	28,574
6.340% due 03/21/2007	35,700	35,617
7.077% due 01/15/2010	20,300	19,160
7.875% due 06/15/2010	22,528	21,957
General Electric Capital Corp.
4.250% due 06/15/2012	1,450	1,385
5.390% due 05/19/2008	6,000	6,008
5.400% due 08/22/2008	37,500	37,556
5.430% due 12/12/2008	44,000	44,059
5.430% due 03/16/2009	102,500	102,587
5.431% due 03/04/2008	57,600	57,663
5.442% due 05/19/2008	122,000	122,200
5.447% due 06/22/2007	20,015	20,038
5.490% due 06/15/2009	144,965	145,398
5.506% due 05/10/2010	129,600	129,735
5.510% due 12/15/2009	267,290	268,277
5.520% due 01/05/2009	162,750	162,929
5.527% due 06/22/2009	29,760	29,894
5.570% due 01/20/2010	197,600	197,852
5.585% due 04/30/2009	10,479	10,500
5.590% due 04/28/2011	49,970	50,050
5.600% due 07/28/2008	4,005	4,015
5.616% due 02/02/2009	102,768	103,108
5.620% due 10/21/2010	98,800	99,015
5.707% due 01/08/2016	82,800	82,908
5.860% due 05/05/2026	29,950	29,953
6.125% due 02/22/2011	1,100	1,142
8.125% due 05/15/2012	250	285
General Motors Acceptance Corp.
6.242% due 03/20/2007	67,300	67,082
6.407% due 01/16/2007	41,120	41,090
6.457% due 07/16/2007	17,518	17,424
7.430% due 12/01/2021	834	843

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Genworth Global Funding Trusts
5.450% due 02/10/2009	$50,000	$50,071
Goldman Sachs Group LP
6.140% due 02/09/2009	10,000	10,124
Goldman Sachs Group, Inc.
3.875% due 01/15/2009	420	409
4.750% due 07/15/2013	500	481
5.250% due 10/15/2013	165	163
5.467% due 03/30/2007	4,100	4,104
5.477% due 12/22/2008	137,575	137,789
5.479% due 06/23/2009	100,000	100,096
5.536% due 11/10/2008	41,000	41,074
5.585% due 07/29/2008	229,470	229,959
5.591% due 03/02/2010	53,584	53,729
5.605% due 10/05/2007	180,100	180,438
5.647% due 01/09/2007	720	720
5.700% due 09/01/2012	1,550	1,578
6.000% due 12/31/2007 (n)	2,045	1,999
6.875% due 01/15/2011	100	106
7.350% due 10/01/2009	150	159
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	10,161
HBOS PLC
5.920% due 09/29/2049	37,900	36,728
HBOS Treasury Services PLC
5.547% due 07/17/2009	39,000	39,038
Health Care Property Investors, Inc.
5.950% due 09/15/2011	5,000	5,025
HSBC Bank USA N.A.
5.460% due 09/21/2007	800	801
HSBC Capital Funding LP
9.547% due 12/29/2049	43,400	49,297
10.176% due 12/29/2049	20,000	29,467
10.176% due 12/29/2049	46,160	68,029
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	10,000	10,015
HSBC Finance Corp.
5.440% due 02/28/2007	92,400	92,452
5.476% due 08/10/2007	43,000	43,054
5.480% due 06/19/2009	120,000	120,190
5.486% due 05/10/2007	16,000	16,011
5.520% due 09/15/2008	174,850	175,380
5.531% due 12/05/2008	48,900	49,065
5.580% due 05/09/2008	9,350	9,376
5.590% due 02/09/2007	2,400	2,402
5.640% due 07/27/2007	10,000	10,019
5.696% due 11/16/2009	52,979	53,307
5.696% due 05/10/2010	10,000	10,057
5.750% due 01/30/2007	1,750	1,752
6.538% due 11/13/2007	7,500	7,575
7.000% due 05/15/2012	200	216
HSBC Holdings PLC
6.500% due 05/02/2036	45,200	48,145
Infrastructure Finance Corp. Ltd. AID Bonds
2.120% due 03/26/2009	2,000	2,024
International Lease Finance Corp.
5.620% due 05/24/2010	28,180	28,264
5.726% due 07/11/2011	50,000	50,305
5.840% due 04/20/2009	6,500	6,532
5.907% due 01/15/2010	19,630	19,789
iStar Financial, Inc.
5.950% due 10/15/2013	10,000	10,065
JPMorgan & Co., Inc.
6.805% due 02/15/2012	600	624
Jenkins-Empire Associates
6.840% due 08/01/2008	761	756
John Deere Capital Corp.
4.500% due 08/22/2007	1,000	993
4.500% due 08/25/2008	5,100	5,036
5.399% due 07/15/2008	1,000	1,000
5.557% due 04/15/2008	114,360	114,443
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/29/2036	37,600	38,064
JPMorgan Chase & Co.
4.875% due 03/15/2014	500	483
5.437% due 12/22/2008	15,200	15,229
5.555% due 01/25/2008	20,248	20,287
5.570% due 03/09/2009	10,000	10,041
5.698% due 10/02/2009	52,700	52,960
Lehman Brothers Holdings, Inc.
5.430% due 05/29/2008	49,600	49,648
5.598% due 04/03/2009	50,000	50,069
5.601% due 10/22/2008	1,100	1,102
5.601% due 01/23/2009	108,600	108,779
MBNA Capital B
6.289% due 02/01/2027	7,000	6,992
MBNA Corp.
5.910% due 05/05/2008	10,000	10,074
MBNA Europe Funding PLC
5.490% due 09/07/2007	11,500	11,512
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	2,000	1,944
5.416% due 06/26/2009	5,000	5,004
5.440% due 06/16/2008	75,000	75,150
5.489% due 08/22/2008	102,575	102,721
5.490% due 06/16/2008	86,655	86,831
5.515% due 03/19/2007	1,220	1,221
5.575% due 01/30/2009	50,000	50,075
5.580% due 10/27/2008	82,000	82,154
5.615% due 07/27/2007	66,923	67,041
5.660% due 10/27/2006	3,000	3,001
5.730% due 02/06/2009	78,400	78,827
Mirage Resorts, Inc.
6.750% due 02/01/2008	27,000	27,304
7.250% due 10/15/2006	8,113	8,113
Morgan Stanley
3.625% due 04/01/2008	500	489
4.250% due 05/15/2010	2,500	2,420
4.750% due 04/01/2014	160	152
5.515% due 04/25/2008	49,970	50,018
5.550% due 02/09/2009	27,385	27,435
5.565% due 11/09/2007	49,400	49,499
5.615% due 07/27/2007	38,370	38,423
5.623% due 01/18/2008	307,047	307,683
5.640% due 01/12/2007	7,280	7,284
5.748% due 01/18/2011	600	602
5.751% due 01/22/2009	252,300	252,583
5.802% due 05/14/2008	85,800	86,142
6.750% due 04/15/2011	200	212
Morgan Stanley Warehouse Facilities
1.390% due 10/30/2006 (n)	234,600	234,600
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	33,126
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,707
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	30,701
Pemex Finance Ltd.
8.020% due 05/15/2007	650	655
Petroleum Export Ltd.
5.265% due 06/15/2011	30,837	30,531
Phoenix Quake Ltd.
7.930% due 07/03/2008	36,600	36,935
Phoenix Quake Wind II Ltd.
8.980% due 07/03/2008	13,700	12,438
Phoenix Quake Wind Ltd.
7.930% due 07/03/2008	36,600	36,804
Popular North America, Inc.
5.886% due 04/06/2009	25,000	25,077
Premium Asset Trust
5.765% due 09/08/2007	34,900	35,060
Pricoa Global Funding I
5.380% due 11/24/2006	2,000	2,000
5.470% due 09/12/2008	30,000	30,052
Prudential Financial, Inc.
4.104% due 11/15/2006	92	92
5.540% due 06/13/2008	11,030	11,061
Rabobank Capital Funding II
5.260% due 12/29/2049	120	118
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	116
Rabobank Nederland
5.527% due 01/15/2009	75,000	75,052
Racers, Series 1997
5.705% due 08/15/2007	4,500	4,494
Resona Bank Ltd.
5.850% due 09/29/2049	37,800	37,021
Royal Bank of Scotland Group PLC
5.390% due 12/21/2007	48,700	48,752
5.520% due 04/11/2008	200,000	200,197
5.570% due 07/21/2008	38,000	38,040
7.648% due 08/29/2049	10,195	11,926
9.118% due 03/31/2049	74,200	82,881
Santander U.S. Debt S.A. Unipersonal
5.400% due 09/21/2007	1,200	1,201
5.450% due 09/19/2008	107,680	107,847
5.540% due 02/06/2009	91,200	91,338
5.580% due 10/21/2008	43,100	43,134
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,813
5.600% due 09/01/2011	5,000	5,043
SLM Corp.
5.565% due 01/25/2008	70,798	70,925
5.590% due 03/15/2011	60,000	60,052
5.605% due 01/25/2007	2,700	2,702
5.625% due 07/27/2009	118,815	119,018
5.685% due 01/26/2009	115,250	115,722
5.695% due 07/25/2008	92,830	93,190
Sun Life Canada US Capital Trust
8.526% due 05/29/2049	550	581
Textron Financial Corp.
5.570% due 11/07/2008	16,500	16,530
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	486
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	68
6.375% due 03/15/2033	33	34
6.750% due 11/15/2006	1,000	1,001
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	460

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. Bancorp
5.354% due 04/28/2009	$50,000	$50,044
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	65,602
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	20,707
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	5,037
Unicredito Italiano NY
5.360% due 09/11/2007	47,500	47,516
5.398% due 12/03/2007	19,500	19,510
USB Capital IX
6.189% due 04/15/2049	30,400	30,775
Vita Capital Ltd.
6.830% due 01/01/2007	19,600	19,667
Wachovia Bank N.A.
5.358% due 06/27/2008	100,000	100,068
5.429% due 03/23/2009	154,900	154,974
5.460% due 05/25/2010	21,100	21,121
5.461% due 12/02/2010	125,000	125,170
Wachovia Corp.
5.510% due 03/15/2011	36,600	36,682
5.535% due 10/28/2008	81,945	82,067
5.550% due 06/01/2010	17,600	17,660
Wells Fargo & Co.
5.125% due 02/15/2007	3,500	3,497
5.430% due 03/10/2008	25,871	25,903
5.449% due 03/23/2010	100,000	100,142
5.490% due 09/15/2009	329,749	330,570
5.600% due 01/12/2011	10,000	10,017
Wilmington Trust Corp.
10.500% due 07/01/2008 (n)	173	175
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	10,442

		12,727,534

INDUSTRIALS 3.1%
Altria Group, Inc.
7.200% due 02/01/2007	37,000	37,136
America West Airlines, Inc.
6.870% due 01/02/2017	1,530	1,538
American Airlines, Inc.
6.978% due 10/01/2012	20,365	20,940
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,853
BP Canada Finance Co.
3.625% due 01/15/2009	500	486
BP Capital Markets PLC
2.750% due 12/29/2006	225	224
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,020
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	209
8.875% due 09/15/2008	35,719	37,505
9.375% due 02/15/2007	8,483	8,589
Canadian Natural Resources Ltd.
6.500% due 02/15/2037	25,000	25,428
Chesapeake Energy Corp.
6.875% due 01/15/2016	5,000	4,912
Cisco Systems, Inc.
5.479% due 02/20/2009	73,800	73,978
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	506
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	343
Comcast Cable Communications, Inc.
7.125% due 06/15/2013	400	432
Comcast Corp.
5.800% due 07/14/2009	7,500	7,519
5.850% due 01/15/2010	420	426
7.050% due 03/15/2033	125	134
ConocoPhillips Australia Funding Co.
5.607% due 04/09/2009	215,000	215,344
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	9,397
6.820% due 05/01/2018	5,389	5,522
7.056% due 09/15/2009	40,459	41,806
7.487% due 10/02/2010	1,215	1,270
7.707% due 10/02/2022	3,053	3,265
Cox Communications, Inc.
5.940% due 12/14/2007	118,475	119,085
CSC Holdings, Inc.
7.250% due 07/15/2008	20,710	21,021
7.250% due 04/15/2012	12,000	12,015
7.875% due 12/15/2007	14,314	14,565
CVS Corp.
5.750% due 08/15/2011	6,000	6,084
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010	10,000	9,724
5.640% due 03/07/2007	199,320	199,386
5.740% due 11/17/2006	17,650	17,655
5.820% due 03/13/2009	61,400	61,471
5.870% due 09/10/2007	15,613	15,651
5.875% due 03/15/2011	10,000	10,023
6.019% due 10/31/2008	1,200	1,205
Dell, Inc.
6.550% due 04/15/2008	80	81
Delta Air Lines, Inc.
7.570% due 05/18/2012	9,750	9,768
EchoStar DBS Corp.
5.750% due 10/01/2008	78,021	77,533
8.758% due 10/01/2008	500	506
El Paso Corp.
6.375% due 02/01/2009	24,230	24,291
6.500% due 06/01/2008	53,832	54,168
6.750% due 05/15/2009	31,669	31,986
6.950% due 12/15/2007	30,600	31,059
7.000% due 05/15/2011	12,000	12,135
7.420% due 02/15/2037	9,000	8,685
7.625% due 08/16/2007	16,250	16,534
7.625% due 09/01/2008	31,341	32,242
7.750% due 06/15/2010	15,500	16,120
7.750% due 01/15/2032	110,810	114,134
7.800% due 08/01/2031	17,100	17,613
7.875% due 06/15/2012	28,600	29,816
8.050% due 10/15/2030	12,000	12,540
9.625% due 05/15/2012	12,700	14,129
Enterprise Products Operating LP
4.000% due 10/15/2007	200	197
4.950% due 06/01/2010	50	49
First Data Corp.
4.700% due 08/01/2013	500	480
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,156
Gannett Co., Inc.
5.750% due 06/01/2011	10,000	10,099
General Electric Co.
5.430% due 12/09/2008	117,775	117,907
Harrah’s Operating Co., Inc.
7.125% due 06/01/2007	9,160	9,229
7.500% due 01/15/2009	10,000	10,355
HCA, Inc.
7.250% due 05/20/2008	4,400	4,455
Hess Corp.
6.650% due 08/15/2011	200	210
Hewlett-Packard Co.
5.524% due 05/22/2009	100,000	100,182
Hilton Hotels Corp.
7.625% due 05/15/2008	6,304	6,477
Historic TW, Inc.
8.180% due 08/15/2007	180	184
HJ Heinz Co.
6.428% due 12/01/2008	39,300	40,131
HJ Heinz Finance Co.
6.000% due 03/15/2012	8,000	8,150
Home Depot, Inc.
4.625% due 08/15/2010	215	211
Honeywell International, Inc.
5.450% due 03/13/2009	48,600	48,650
Host Marriott LP
9.250% due 10/01/2007	3,000	3,109
9.500% due 01/15/2007	8,829	8,950
International Business Machines Corp.
5.375% due 02/01/2009	100	101
Kraft Foods, Inc.
4.625% due 11/01/2006	500	500
Lennar Corp.
5.950% due 10/17/2011	9,000	9,010
Mandalay Resort Group
6.500% due 07/31/2009	2,500	2,516
9.500% due 08/01/2008	17,920	19,085
10.250% due 08/01/2007	9,300	9,649
Marathon Oil Corp.
5.375% due 06/01/2007	250	250
Masco Corp.
5.875% due 07/15/2012	5,000	4,989
May Department Stores Co.
4.800% due 07/15/2009	5,000	4,909
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (n)	490	496
Mazda Motor Corp.
10.500% due 07/01/2008 (n)	54	55
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,168
MGM Mirage
8.375% due 02/01/2011	15,000	15,713
9.750% due 06/01/2007	28,775	29,602
Myra-Pemex Trust
6.312% due 12/23/2006	36	36
Norfolk Southern Corp.
6.750% due 02/15/2011	150	159
Northwest Pipeline Corp.
6.625% due 12/01/2007	5,000	5,050
Oracle Corp.
5.730% due 01/13/2009	137,050	137,309
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	222	224

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Pemex Project Funding Master Trust
5.750% due 12/15/2015	$27,490	$26,892
6.625% due 06/15/2035	46,000	45,252
7.375% due 12/15/2014	22,380	24,249
7.875% due 02/01/2009	3,770	3,957
8.000% due 11/15/2011	100,650	110,765
8.625% due 02/01/2022	38,977	46,909
8.850% due 09/15/2007	1,800	1,858
9.125% due 10/13/2010	85	95
9.250% due 03/30/2018	2,000	2,473
9.375% due 12/02/2008	51,650	55,550
9.500% due 09/15/2027	31,000	40,532
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,552
7.500% due 02/15/2014	20,783	20,939
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,783
Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,023
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008	3,250	3,301
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,091
Ryland Group, Inc.
5.375% due 06/01/2008	2,500	2,482
SABMiller PLC
5.780% due 07/01/2009	25,000	25,025
Safeway, Inc.
5.718% due 03/27/2009	13,000	13,024
Siemens Financieringsmaatschappij NV
5.466% due 08/14/2009	91,200	91,210
Solectron Corp.
7.970% due 11/15/2006	12,500	12,594
Sonat, Inc.
6.750% due 10/01/2007	4,800	4,848
7.625% due 07/15/2011	23,220	23,917
Southern Natural Gas Co.
6.700% due 10/01/2007	4,000	4,041
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	5,500	5,562
Systems 2001 AT LLC
7.156% due 12/15/2011	20,844	21,657
Target Corp.
5.400% due 10/01/2008	200	201
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,814
Time Warner, Inc.
6.150% due 05/01/2007	6,100	6,125
6.875% due 05/01/2012	350	371
7.625% due 04/15/2031	120	133
Transocean, Inc.
5.591% due 09/05/2008	13,780	13,788
Tyson Foods, Inc.
6.850% due 04/01/2016	19,200	19,804
Union Pacific Corp.
6.700% due 12/01/2006	1,650	1,653
United Airlines, Inc.
6.071% due 09/01/2014	4,429	4,427
6.201% due 03/01/2010	9,558	9,564
6.602% due 03/01/2015	6,057	6,076
8.030% due 01/01/2013 (a)	465	477
9.060% due 06/17/2015 (a)	3,822	229
9.200% due 03/22/2008 (a)	3,189	1,275
9.210% due 01/21/2017 (a)	9,820	884
10.020% due 03/22/2014 (a)	11,244	5,060
10.125% due 03/22/2015 (a)	13,907	6,397
10.360% due 11/13/2012 (a)	4,000	170
10.850% due 07/05/2014 (a)	34,111	1,194
10.850% due 02/19/2015 (a)	3,000	1,335
11.080% due 05/27/2024 (a)(n)	8,225	1,314
United Technologies Corp.
5.470% due 06/01/2009	107,000	107,141
United Telecom, Inc.
6.890% due 07/01/2008 (n)	700	701
Valero Energy Corp.
7.800% due 06/14/2010	10,000	10,776
Viacom, Inc.
5.750% due 04/30/2011	37,450	37,412
Waste Management, Inc.
7.375% due 08/01/2010	100	107
Weyerhaeuser Co.
6.125% due 03/15/2007	17	17
Williams Cos., Inc.
6.375% due 10/01/2010	14,200	14,200
Xerox Corp.
6.160% due 12/18/2009	1,200	1,209
9.750% due 01/15/2009	15,850	17,237
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,109

		3,024,790

UTILITIES 1.5%
Alabama Power Co.
5.590% due 08/25/2009	17,000	17,068
American Electric Power Co., Inc.
4.709% due 08/16/2007	4,100	4,073
AT&T, Inc.
4.125% due 09/15/2009	250	242
4.214% due 06/05/2007	285,000	283,407
5.495% due 05/15/2008	71,100	71,177
5.612% due 11/14/2008	16,400	16,454
BellSouth Corp.
5.530% due 11/15/2007	20,298	20,329
5.580% due 08/15/2008	93,850	93,918
British Telecommunications PLC
8.375% due 12/15/2010	200	224
8.875% due 12/15/2030	250	334
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
Citizens Communications Co.
7.625% due 08/15/2008	22,500	23,287
CMS Energy Corp.
7.500% due 01/15/2009	22,800	23,598
8.900% due 07/15/2008	8,552	9,001
9.875% due 10/15/2007	10,000	10,437
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	49
Consolidated Natural Gas Co.
5.375% due 11/01/2006	5,000	4,999
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	28,803
5.569% due 03/23/2009	14,000	14,018
Dominion Resources, Inc.
5.664% due 09/28/2007	600	600
5.700% due 09/17/2012	100	101
DPL, Inc.
8.000% due 03/31/2009	28,000	29,586
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	23,594
Entergy Gulf States, Inc.
5.700% due 06/01/2015	50	49
5.800% due 12/01/2009	15,000	14,971
6.140% due 12/08/2008	24,140	24,197
Exelon Corp.
6.750% due 05/01/2011	200	210
FirstEnergy Corp.
5.500% due 11/15/2006	11,400	11,400
Florida Power Corp.
5.802% due 11/14/2008	7,900	7,917
France Telecom S.A.
7.750% due 03/01/2011	870	954
Georgia Power Co.
5.606% due 02/17/2009	14,550	14,605
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	50,858	54,799
KT Corp.
4.875% due 07/15/2015	100	95
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	44,222
Mountain States Telephone & Telegraph Co.
6.000% due 08/01/2007	2,070	2,065
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	282
Nextel Communications, Inc.
7.375% due 08/01/2015	20,000	20,655
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	130
NiSource Finance Corp.
5.968% due 11/23/2009	25,300	25,316
NiSource, Inc.
3.628% due 11/01/2006	300	299
Ohio Edison Co.
5.450% due 05/01/2015	350	345
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,935
Progress Energy, Inc.
5.957% due 01/15/2010	400	402
6.050% due 04/15/2007	14,250	14,290
7.100% due 03/01/2011	50	54
PSEG Power LLC
5.000% due 04/01/2014	400	382
6.950% due 06/01/2012	172	183
Public Service Enterprise Group, Inc.
5.765% due 09/21/2008	300	300
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	14,700	14,792
7.250% due 02/15/2011	15,500	15,578
Qwest Corp.
5.625% due 11/15/2008	26,100	26,035
7.200% due 11/10/2026	2,150	2,075
7.500% due 10/01/2014	21,500	22,306
7.500% due 06/15/2023	6,850	6,816
7.625% due 06/15/2015	2,000	2,085
8.640% due 06/15/2013	2,800	3,010
8.875% due 03/15/2012	26,725	29,297
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	36	35
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	55,849
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	39,337

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Scana Corp.
5.550% due 03/01/2008	$24,621	$24,670
Southern California Edison Co.
5.465% due 12/13/2007	38,080	38,116
Southwestern Public Service Co.
5.125% due 11/01/2006	10,690	10,686
Sprint Capital Corp.
6.000% due 01/15/2007	37,670	37,713
7.625% due 01/30/2011	420	453
8.375% due 03/15/2012	750	842
TXU Energy Co. LLC
7.000% due 03/15/2013	420	442
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (n)	2,760	2,765
Verizon Global Funding Corp.
5.535% due 08/15/2007	143,200	143,339
6.125% due 06/15/2007	150	151
7.250% due 12/01/2010	200	215
7.375% due 09/01/2012	200	219
Verizon New England, Inc.
6.500% due 09/15/2011	300	308
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,864
5.634% due 01/01/2021	3,000	2,861
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	466
Verizon Wireless Capital LLC
5.375% due 12/15/2006	15,335	15,330

		1,417,095

Total Corporate Bonds & Notes (Cost $17,057,331)		17,169,419

MUNICIPAL BONDS & NOTES 0.9%
Alabama State General Obligation Bonds, Series 2002
5.130% due 09/01/2021	13,228	13,850
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
7.010% due 05/15/2035	1,955	2,230
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	1,000	1,065
6.375% due 06/01/2032	7,300	7,893
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	9,068
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,671
California State Department of Water Resources Revenue Bonds, Series 2000
6.030% due 12/01/2029	2,500	2,635
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,149
6.125% due 06/01/2038	2,000	2,125
6.125% due 06/01/2043	2,000	2,120
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	7,683
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.244% due 01/01/2014	7,810	8,053
6.245% due 01/01/2014	8,310	8,832
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.243% due 11/01/2013	2,830	3,086
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.224% due 11/15/2013	3,765	3,939
6.225% due 11/15/2013	6,680	7,035
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
6.244% due 02/15/2014	4,335	4,700
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,583
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,629
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
0.000% due 08/15/2034	5,265	1,419
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.260% due 10/01/2036	2,275	2,385
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,060	2,069
6.250% due 06/01/2033	192,975	212,554
6.750% due 06/01/2039	8,300	9,379
7.875% due 06/01/2042	5,000	6,122
7.900% due 06/01/2042	30	37
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2035	15,000	15,288
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,176
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
5.990% due 07/01/2033	1,195	1,289
5.990% due 12/01/2033	5,000	5,414
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	3,295	3,388
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	16,837
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,817
4.750% due 01/15/2028	2,000	2,071
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	60,695	60,493
Los Angeles, California Department of Water & Power Revenue Notes, (FSA insured), Series 2006
6.245% due 07/01/2013	5,900	6,254
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	19,807
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
6.000% due 08/01/2034	5,000	5,672
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
7.610% due 01/01/2018	2,475	2,953
Michigan State Grosse Pointe Public School System General Obligation Bonds, Series 2005
5.740% due 05/01/2027	5,455	5,839
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
7.010% due 07/01/2030	3,335	3,950
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,138
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,835	4,037
6.000% due 06/01/2037	9,095	9,699
6.125% due 06/01/2042	7,065	7,578
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	13,000	14,086
6.375% due 06/01/2032	112,415	123,401
6.750% due 06/01/2039	1,000	1,121
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2005
7.010% due 12/15/2016	500	637
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
5.000% due 06/15/2035	90	93
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
7.010% due 11/01/2024	500	576
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030	27,700	31,908
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.990% due 02/15/2035	4,022	4,349
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
6.224% due 07/15/2013	6,375	6,759
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,419
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	47,750	48,938
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,654
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	36,460
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	15,800	16,110
University of Iowa Facilities Corporations Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	3,120	3,198
University of Texas Permanent Fund Revenue Bonds, Series 2004
4.750% due 07/01/2030	46,210	47,564

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Virginia State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	$1,050	$1,103
5.625% due 06/01/2037	10,050	10,544
Washington State Tobacco Settlement Authority
Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,563
Wisconsin State Clean Water Revenue Bonds, Series 2002
6.180% due 06/01/2023	500	561

Total Municipal Bonds & Notes (Cost $800,601)		879,055

U.S. GOVERNMENT AGENCIES 51.8%
Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (d)	65	57
0.950% due 03/25/2009 (b)	1,764	16
1.000% due 09/25/2023	11	10
3.256% due 02/25/2023 (b)	737	22
3.526% due 12/01/2033	4,014	4,005
3.852% due 10/01/2033	153,335	150,262
3.858% due 08/01/2033	70	68
3.970% due 07/01/2019	16	17
4.000% due 02/25/2009 - 09/01/2020	3,773	3,575
4.190% due 10/01/2034	22,598	22,440
4.231% due 11/01/2034	6,478	6,433
4.259% due 03/01/2034	14,161	13,962
4.274% due 02/01/2035	21,561	21,440
4.383% due 10/01/2034	11,251	11,217
4.391% due 12/01/2034	5,582	5,565
4.394% due 03/01/2034	24,214	23,946
4.424% due 11/01/2034	5,809	5,708
4.437% due 10/01/2034	9,375	9,424
4.468% due 09/01/2035	543	535
4.474% due 07/01/2035	10,861	10,725
4.483% due 05/01/2035	68,019	66,857
4.493% due 07/01/2035	10,490	10,387
4.497% due 05/01/2035	13,558	13,416
4.500% due 10/01/2010 - 12/01/2035	27,979	27,642
4.511% due 08/01/2035	18,354	18,180
4.546% due 06/01/2035	8,713	8,658
4.555% due 05/01/2017	3	3
4.606% due 06/01/2015	413	414
4.620% due 05/01/2009	36	35
4.662% due 09/01/2035	5,641	5,634
4.663% due 11/01/2035	35,999	35,437
4.665% due 02/01/2035	7,844	7,765
4.667% due 07/01/2033	61	61
4.678% due 05/25/2035	46,500	45,858
4.680% due 12/01/2012 - 02/01/2035	7,444	7,364
4.692% due 05/01/2035	45,684	44,998
4.696% due 11/01/2035	10,891	10,851
4.700% due 06/01/2035	25,980	25,615
4.716% due 09/01/2035	22,875	22,788
4.732% due 11/01/2034 - 09/01/2035	41,660	41,360
4.733% due 06/01/2035	6,101	5,976
4.765% due 08/01/2035	8,849	8,773
4.805% due 12/01/2018	249	249
4.818% due 11/01/2035	23,505	23,251
4.827% due 02/01/2028	947	951
4.829% due 09/01/2034	50,573	50,115
4.836% due 06/01/2035	398	393
4.870% due 05/01/2013	133	130
4.874% due 01/01/2035	26,694	26,410
4.900% due 01/01/2035	33,094	32,757
4.905% due 02/01/2035	16,601	16,457
4.923% due 07/01/2035	7,460	7,409
4.932% due 01/01/2018	237	240
4.941% due 01/01/2035	34,011	33,675
4.997% due 09/01/2024	444	446
5.000% due 03/01/2009 - 09/25/2042	11,751,820	11,386,765
5.009% due 03/01/2033	231	232
5.011% due 06/01/2035	1,954	1,943
5.024% due 09/01/2017	1,112	1,105
5.025% due 11/01/2022	22	23
5.084% due 10/01/2020	43	43
5.090% due 03/01/2023	489	498
5.104% due 07/01/2035	7,225	7,188
5.107% due 11/01/2024	3,278	3,303
5.134% due 02/01/2028	53	53
5.224% due 05/01/2023	440	446
5.232% due 09/01/2019	869	877
5.291% due 07/01/2019	101	101
5.304% due 09/01/2014	52	52
5.325% due 05/01/2021	31	31
5.333% due 09/01/2035	97	96
5.337% due 01/01/2021	23	23
5.358% due 05/01/2014	144	146
5.375% due 03/01/2023	91	92
5.414% due 02/01/2021	213	217
5.430% due 06/01/2022	41	42
5.444% due 07/01/2024	170	173
5.450% due 01/01/2036	144	143
5.460% due 03/25/2036	42,434	42,444
5.471% due 11/01/2019	211	212
5.480% due 08/25/2034	529	529
5.500% due 05/01/2008 - 10/01/2036	33,703,122	33,251,690
5.500% due 01/01/2033 - 02/01/2035 (h)	617,505	610,275
5.507% due 10/01/2019	593	593
5.528% due 05/01/2030	23	24
5.531% due 03/01/2023	1,307	1,328
5.573% due 09/01/2021	35	35
5.608% due 05/01/2021	52	53
5.632% due 07/01/2042 - 10/01/2044	114,318	115,032
5.673% due 02/01/2022	215	217
5.680% due 07/25/2021 - 05/25/2042	7,441	7,468
5.682% due 09/01/2041	105	106
5.730% due 06/01/2022 - 05/25/2031	1,158	1,163
5.750% due 12/20/2027	1,856	1,830
5.762% due 07/01/2021	48	48
5.780% due 10/18/2030 - 10/25/2030	2,051	2,071
5.788% due 09/01/2023	262	265
5.812% due 02/01/2020	71	72
5.820% due 06/01/2023	22	22
5.830% due 03/25/2017 - 08/25/2030	3,163	3,198
5.832% due 10/01/2030 - 10/01/2040	10,274	10,354
5.856% due 08/01/2022	1,795	1,832
5.870% due 02/01/2018	51	51
5.874% due 12/01/2017	1,104	1,117
5.889% due 01/01/2020	1,256	1,268
5.906% due 02/01/2012	78	80
5.931% due 02/01/2021	172	175
5.940% due 11/01/2023	162	165
5.960% due 04/01/2018	199	203
5.979% due 11/01/2011	178	183
5.981% due 09/01/2025	70	72
5.984% due 09/01/2034	610	614
5.993% due 09/01/2021	9	9
6.000% due 02/01/2009 - 10/01/2036	830,107	836,762
6.020% due 08/01/2027	195	199
6.067% due 01/01/2024	165	169
6.070% due 12/01/2017	6	6
6.079% due 08/01/2025	1,439	1,469
6.090% due 12/01/2008	45	45
6.104% due 12/01/2036	750	756
6.121% due 07/01/2032	213	210
6.122% due 09/01/2022	233	235
6.130% due 04/01/2009	108	109
6.154% due 12/01/2023	23	23
6.158% due 10/01/2026	12	12
6.171% due 01/01/2024	183	187
6.174% due 08/01/2027	1,995	2,010
6.190% due 12/01/2023	226	229
6.210% due 11/01/2023 - 03/01/2026	74	77
6.212% due 12/01/2008	97	98
6.218% due 12/01/2020	983	995
6.227% due 03/01/2019	1,210	1,226
6.230% due 04/25/2032	84	86
6.250% due 01/25/2008 - 02/25/2029	11,588	11,662
6.270% due 09/25/2007	89	89
6.287% due 10/01/2023	43	44
6.290% due 02/25/2029	500	530
6.300% due 10/17/2038	22,156	23,182
6.302% due 12/01/2023	143	145
6.310% due 03/01/2008	84	85
6.319% due 04/01/2027	116	116
6.320% due 10/01/2013	3,986	4,124
6.325% due 12/01/2023	311	317
6.339% due 01/01/2026	163	166
6.355% due 03/01/2025	1,220	1,241
6.370% due 02/25/2013	28,500	28,652
6.390% due 05/25/2036	34,582	35,977
6.399% due 11/01/2021	85	86
6.408% due 12/01/2022	51	52
6.420% due 11/01/2023	67	67
6.429% due 12/01/2025	342	346
6.437% due 10/01/2024	169	172
6.446% due 02/01/2028	96	99
6.475% due 04/01/2027	82	82
6.479% due 11/01/2025 - 12/01/2025	813	828
6.480% due 01/01/2011	97	101
6.500% due 06/01/2008 - 06/25/2044	262,612	269,605

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
6.500% due 09/25/2008 - 10/25/2022 (b)	$50	$3
6.501% due 05/01/2025	394	402
6.509% due 05/01/2022 - 11/01/2025	282	286
6.515% due 11/01/2025	813	827
6.529% due 05/01/2023	297	301
6.540% due 12/01/2007	97	98
6.545% due 08/01/2027	3,206	3,266
6.555% due 08/01/2028	2,057	2,213
6.565% due 09/01/2022	196	197
6.584% due 02/01/2027	574	584
6.599% due 11/01/2025	54	55
6.608% due 02/01/2020 - 06/01/2023	198	200
6.615% due 02/01/2026 - 04/01/2027	88	89
6.620% due 06/01/2025	205	208
6.624% due 07/01/2024	847	862
6.632% due 12/01/2027	798	814
6.656% due 10/01/2024	66	67
6.664% due 08/01/2026	219	222
6.672% due 06/01/2025	975	1,005
6.726% due 11/01/2025	86	88
6.730% due 11/01/2007	994	998
6.740% due 08/25/2007	425	428
6.750% due 10/25/2023	474	492
6.760% due 09/01/2024	314	319
6.770% due 04/01/2027	108	109
6.861% due 06/01/2024	85	87
6.873% due 05/01/2026	83	85
6.900% due 05/25/2023	82	86
6.976% due 06/01/2007	26	26
7.000% due 02/01/2007 - 01/25/2048	24,017	24,826
7.020% due 10/01/2027	227	231
7.057% due 07/01/2026	40	40
7.071% due 05/01/2024	285	294
7.099% due 04/01/2024	538	552
7.110% due 10/01/2009	469	487
7.118% due 08/01/2031	247	253
7.140% due 09/01/2029	12	13
7.162% due 09/25/2008	250	254
7.222% due 04/01/2026	75	77
7.250% due 01/01/2008 - 01/01/2023	2,013	2,043
7.270% due 06/01/2007	131	131
7.291% due 12/01/2010	81	86
7.357% due 08/01/2023	118	119
7.375% due 05/25/2022	1,690	1,769
7.405% due 06/01/2030	496	500
7.421% due 10/01/2024	20	20
7.460% due 08/01/2029	3,686	4,188
7.500% due 11/01/2010 - 07/25/2041	6,995	7,616
7.698% due 08/01/2027	38	38
7.738% due 05/01/2027	105	107
7.750% due 06/01/2009 - 01/25/2022	2,611	2,756
7.780% due 01/01/2018	2,101	2,428
7.800% due 10/25/2022	357	375
7.900% due 11/01/2026 - 12/01/2026	91	93
7.920% due 03/01/2018	2,598	3,033
7.921% due 02/01/2033	8	8
7.980% due 05/01/2030	6,315	6,735
8.000% due 12/01/2007 - 06/01/2032	6,192	6,568
8.000% due 08/18/2027 (b)	16	4
8.060% due 04/01/2030	1,757	1,894
8.080% due 04/01/2030	964	1,040
8.250% due 10/01/2008 - 02/01/2017	23	24
8.490% due 06/01/2025	909	991
8.500% due 01/01/2007 - 10/01/2032	4,998	5,359
8.750% due 01/25/2021	334	360
9.000% due 07/01/2009 - 12/01/2027	2,549	2,753
9.250% due 04/25/2018	32	34
9.300% due 05/25/2018 - 08/25/2019	98	104
9.500% due 11/01/2009 - 07/01/2022	1,619	1,765
9.553% due 09/25/2028	1,033	1,085
9.750% due 11/01/2008	2	2
10.000% due 08/01/2009 - 05/01/2022	205	224
10.500% due 11/01/2013 - 04/01/2022	82	88
11.000% due 11/01/2013 - 11/01/2020	235	261
11.500% due 08/20/2016 - 11/01/2019	11	13
12.000% due 05/01/2016	1	2
12.500% due 10/01/2015	5	6
13.250% due 09/01/2011	3	3
14.750% due 08/01/2012	31	35
15.000% due 10/15/2012	55	63
15.500% due 10/01/2012 - 12/01/2012	5	6
15.750% due 12/01/2011 - 08/01/2012	21	24
16.000% due 09/01/2012	33	38
903.212% due 08/25/2021 (b)	0	10
1000.000% due 04/25/2022 (b)	0	8
1122.425% due 09/25/2008 (b)	0	5
Federal Farm Credit Bank
5.225% due 03/01/2007	2,000	2,000
Federal Home Loan Bank
0.000% due 02/05/2007	47,650	45,863
Federal Housing Administration
2.900% due 05/01/2008	50	49
6.780% due 07/25/2040	7,352	7,352
6.875% due 11/01/2015	2,168	2,187
6.880% due 02/01/2041	11,161	11,329
6.896% due 07/01/2020	11,890	11,994
6.900% due 12/01/2040	22,153	22,485
6.960% due 05/01/2016	4,987	5,012
6.997% due 09/01/2019	123	123
7.110% due 05/01/2019	2,265	2,282
7.211% due 12/01/2021	270	272
7.310% due 06/01/2041	23,010	23,355
7.315% due 08/01/2019	5,559	5,629
7.350% due 04/01/2019 - 11/01/2020	666	671
7.375% due 02/01/2018	172	174
7.400% due 01/25/2020 - 02/01/2021	4,446	4,490
7.430% due 10/01/2018 - 06/25/2024	19,978	20,177
7.450% due 05/01/2021	2,537	2,562
7.460% due 01/01/2023	327	332
7.465% due 11/01/2019	4,826	4,898
7.500% due 03/01/2032	3,205	3,253
7.580% due 12/01/2040	7,231	7,304
7.630% due 08/01/2041	17,348	17,695
7.780% due 11/01/2040	7,231	7,376
8.250% due 01/01/2041	4,621	4,713
8.375% due 02/01/2012	185	188
Freddie Mac
3.500% due 10/15/2011 - 07/15/2032	8,954	8,797
3.750% due 05/15/2015	1,221	1,217
4.000% due 05/01/2011 - 12/15/2024	120,429	118,548
4.050% due 12/01/2026	1,099	1,095
4.125% due 09/15/2007 (b)	122	1
4.160% due 10/25/2023	261	260
4.250% due 03/15/2017 - 04/15/2023	26,204	25,880
4.500% due 11/01/2008 - 05/01/2034	46,296	45,679
4.538% due 08/01/2035	1,959	1,944
4.565% due 01/01/2034	16,302	16,076
4.607% due 09/01/2035	28,349	28,049
4.637% due 07/01/2035	30,550	30,235
4.714% due 06/01/2035	7,546	7,389
4.762% due 01/01/2021	49	49
4.816% due 03/01/2035	6,865	6,782
4.843% due 11/01/2035	42,001	41,515
4.851% due 10/01/2035	48,365	47,791
4.875% due 09/01/2018	105	105
4.894% due 10/01/2035	33,060	32,623
4.910% due 10/01/2035	42,881	42,402
4.915% due 11/01/2034	318	313
4.917% due 07/01/2035	80	79
4.947% due 11/01/2035	32,227	31,842
4.992% due 12/01/2019	5	5
5.000% due 02/01/2007 - 09/01/2035	440,579	435,776
5.041% due 03/01/2022	1,851	1,872
5.073% due 02/15/2008 (b)	20	0
5.122% due 05/01/2035	54,343	54,093
5.123% due 05/01/2023	17	17
5.159% due 01/01/2022	113	112
5.194% due 05/01/2021	1,717	1,717
5.254% due 12/01/2018	484	484
5.315% due 10/01/2020	11	11
5.321% due 05/01/2020	100	101
5.387% due 02/01/2019	370	371
5.390% due 08/15/2032	6,908	6,905
5.424% due 10/01/2020	276	279
5.500% due 10/01/2008 - 10/01/2036	7,001	6,951
5.530% due 02/01/2019 - 11/15/2024	5,719	5,729
5.590% due 08/25/2031	352	354
5.632% due 10/25/2044 - 02/25/2045	70,246	70,300
See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
5.680% due 03/15/2025 - 06/15/2031	$15,590	$15,606
5.682% due 07/01/2032	11	11
5.684% due 03/01/2021	1,367	1,370
5.714% due 05/01/2020	22	22
5.730% due 06/15/2018 - 06/15/2031	1,211	1,219
5.747% due 05/01/2018	381	382
5.780% due 01/01/2019 - 12/15/2031	115	117
5.817% due 09/01/2027	108	110
5.828% due 09/01/2023	31	32
5.830% due 09/15/2030 - 01/15/2032	333	335
5.832% due 07/25/2044	939	951
5.875% due 12/01/2016	257	258
5.930% due 11/01/2026	1,108	1,126
5.942% due 05/01/2018	402	403
5.950% due 06/15/2028	37,448	37,650
5.954% due 10/01/2023	646	650
5.955% due 10/01/2023	199	201
5.980% due 02/01/2021	7	7
5.990% due 01/01/2024	115	117
6.000% due 02/15/2008 - 10/01/2036	252,350	255,036
6.038% due 07/01/2019	10	10
6.057% due 11/01/2023	11	11
6.065% due 10/01/2022	50	50
6.090% due 10/25/2023	1,303	1,330
6.125% due 04/01/2017	8	8
6.138% due 12/01/2023	263	267
6.144% due 10/01/2023	285	289
6.150% due 11/01/2023	355	359
6.188% due 06/01/2021	608	616
6.196% due 04/01/2029	236	239
6.200% due 12/15/2008	908	911
6.250% due 04/15/2023 - 12/15/2028	6,429	6,500
6.267% due 06/01/2024	817	828
6.305% due 09/01/2023	253	257
6.322% due 09/01/2028	5	5
6.330% due 05/25/2043	20,963	21,385
6.375% due 06/01/2017	5	5
6.391% due 12/01/2022	32	33
6.400% due 10/15/2008 (b)	3	0
6.401% due 04/01/2024	1,171	1,188
6.440% due 08/01/2023	1,672	1,697
6.469% due 07/01/2025	1,184	1,203
6.500% due 04/01/2008 - 07/25/2043	482,788	495,457
6.500% due 11/15/2008 - 09/15/2023 (b)	144	7
6.520% due 04/01/2025	196	198
6.536% due 02/01/2023	234	238
6.569% due 01/01/2028	52	53
6.579% due 11/01/2028	1,435	1,453
6.603% due 11/01/2020	238	241
6.657% due 03/01/2024	330	335
6.681% due 06/01/2022	44	45
6.718% due 08/01/2023	1	1
6.735% due 07/01/2020	176	177
6.753% due 01/01/2024	75	76
6.771% due 10/01/2026	558	568
6.784% due 05/01/2023	214	214
6.841% due 02/01/2025	39	39
6.847% due 09/01/2023	336	338
6.851% due 06/01/2022	617	628
6.855% due 06/01/2022	231	235
6.897% due 10/01/2024	390	396
6.934% due 09/01/2023	806	823
6.937% due 05/01/2023	147	149
6.950% due 07/15/2021 - 08/15/2021	63	63
6.973% due 05/01/2023	110	112
6.974% due 02/01/2026	434	440
6.984% due 07/01/2023	94	96
6.985% due 07/01/2022	113	115
7.000% due 12/01/2007 - 10/25/2043	67,939	69,955
7.000% due 08/15/2008 - 09/15/2023 (b)	138	9
7.003% due 07/01/2024	226	231
7.031% due 08/01/2023	820	843
7.075% due 01/01/2019 - 06/01/2024	273	277
7.080% due 07/01/2027	20	20
7.088% due 07/01/2023	256	256
7.089% due 04/01/2023	26	26
7.105% due 05/01/2018	62	63
7.106% due 10/01/2023	153	156
7.111% due 08/01/2023	125	126
7.205% due 10/01/2023	234	237
7.211% due 08/01/2023	150	152
7.222% due 07/01/2030	1,642	1,663
7.225% due 06/01/2020	169	174
7.250% due 01/01/2007 - 07/01/2010	1	1
7.328% due 07/01/2019	365	371
7.369% due 09/01/2023	390	396
7.376% due 08/01/2023	56	57
7.500% due 02/01/2007 - 07/01/2032	24,987	25,974
7.645% due 05/01/2025	6,012	6,613
7.750% due 10/01/2011	1	1
8.000% due 10/01/2007 - 09/15/2024	7,335	7,482
8.250% due 12/01/2007 - 06/15/2022	371	371
8.500% due 02/01/2008 - 06/01/2030	4,129	4,174
8.750% due 04/01/2009 - 12/15/2020	174	174
8.900% due 11/15/2020	1,449	1,443
9.000% due 04/01/2009 - 07/01/2030	984	1,004
9.000% due 05/01/2022 (b)	9	1
9.250% due 10/01/2009 - 07/01/2017	5	5
9.500% due 09/01/2016 - 12/01/2022	958	1,008
9.750% due 11/01/2008 - 05/01/2009	2	2
10.000% due 11/01/2011 - 03/01/2021	103	111
10.100% due 09/01/2016	118	130
10.250% due 04/01/2009 - 07/01/2009	90	95
10.500% due 10/01/2017 - 01/01/2021	36	40
10.750% due 09/01/2009 - 12/01/2015	45	46
11.000% due 06/01/2011 - 05/01/2020	86	93
11.250% due 10/01/2009 - 09/01/2015	5	6
11.500% due 01/01/2018	6	7
12.500% due 12/01/2012	2	3
13.250% due 10/01/2013	59	67
14.000% due 04/01/2016	4	4
15.500% due 08/01/2011 - 11/01/2011	3	3
16.250% due 05/01/2011	0	1
884.500% due 01/15/2021 (b)	0	0
1007.500% due 02/15/2022 (b)	0	1
Government National Mortgage Association
4.500% due 07/20/2028 - 07/15/2033	17,335	17,024
4.750% due 08/20/2020 - 02/20/2032	50,939	51,320
5.000% due 02/20/2031 - 08/16/2033	3,928	3,879
5.125% due 12/20/2015 - 12/20/2029	43,447	43,732
5.250% due 01/20/2028 - 03/20/2030	12,610	12,650
5.375% due 02/20/2017 - 05/20/2030	100,508	101,403
5.500% due 01/15/2032 - 11/15/2033	1,166	1,155
5.625% due 02/20/2018 - 03/20/2018	82	82
5.650% due 10/15/2012	5	5
5.730% due 06/20/2030 - 03/16/2032	489	492
5.780% due 10/16/2030	1,538	1,552
5.830% due 02/16/2030 - 04/16/2032	5,451	5,507
5.875% due 04/20/2023	46	46
5.880% due 12/16/2025	175	177
5.930% due 02/16/2030	3,577	3,627
5.980% due 02/16/2030	1,703	1,727
6.000% due 10/15/2008 - 12/15/2033	44,114	44,964
6.500% due 10/15/2008 - 07/15/2040	82,658	85,153
6.670% due 08/15/2040	928	948
6.750% due 06/20/2028 - 10/16/2040	42,586	45,963
7.000% due 11/15/2007 - 11/15/2032	11,247	11,648
7.250% due 07/16/2028	6	6
7.500% due 04/15/2007 - 05/15/2032	12,158	12,555
7.700% due 03/15/2041	6,591	7,009
7.750% due 12/20/2020 - 08/20/2025	48	50
8.000% due 11/15/2006 - 09/15/2031	1,473	1,556
8.250% due 02/15/2007 - 04/15/2020	168	177

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
8.300% due 06/15/2019	$27	$29
8.500% due 09/15/2009 - 04/15/2031	939	1,007
8.750% due 07/15/2007	1	1
9.000% due 08/15/2008 - 08/15/2030	1,207	1,293
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	796	861
10.000% due 11/15/2009 - 02/15/2025	725	805
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	135	151
11.000% due 01/15/2010 - 04/20/2019	31	35
11.500% due 04/15/2013 - 10/15/2015	22	25
12.000% due 11/15/2012 - 05/15/2016	109	123
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	6	7
13.500% due 10/15/2012 - 09/15/2014	32	36
15.000% due 08/15/2011 - 11/15/2012	52	60
16.000% due 11/15/2011 - 05/15/2012	60	69
17.000% due 11/15/2011 - 12/15/2011	18	21
Small Business Administration
3.870% due 01/01/2014	1,591	1,535
4.340% due 03/01/2024	294	280
4.504% due 02/01/2014	147	143
4.524% due 02/10/2013	21,400	20,747
4.980% due 11/01/2023	11,515	11,400
5.130% due 09/01/2023	7,521	7,503
5.340% due 11/01/2021	10,078	10,183
6.030% due 02/01/2012	15,304	15,708
6.340% due 03/01/2021	17,287	17,926
6.344% due 08/01/2011	2,034	2,102
6.640% due 02/01/2011	4,883	5,075
6.700% due 12/01/2016	5,749	5,931
6.900% due 12/01/2020	5,338	5,607
6.950% due 11/01/2016	1,441	1,492
7.150% due 03/01/2017	2,498	2,601
7.190% due 12/01/2019	210	221
7.449% due 08/01/2010	14,859	15,680
7.452% due 09/01/2010	8,921	9,392
7.500% due 04/01/2017	1,504	1,572
7.540% due 08/10/2009	10,218	10,706
7.630% due 06/01/2020	9,090	9,685
7.640% due 03/01/2010	5,627	5,936
7.700% due 07/01/2016	176	185
8.017% due 02/10/2010	12,670	13,409

Total U.S. Government Agencies (Cost $50,847,487)		50,567,941

U.S. TREASURY OBLIGATIONS 2.2%
Treasury Inflation Protected Securities (f)
2.375% due 01/15/2025	756,561	768,974
3.625% due 04/15/2028	304,138	377,001
4.250% due 01/15/2010	1,342	1,420
U.S. Treasury Notes
3.000% due 02/15/2008	45	44
4.500% due 09/30/2011	1,000,000	996,485

Total U.S. Treasury Obligations (Cost $2,186,880)		2,143,924

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	336	330
4.390% due 02/25/2045	143,432	139,595
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	11,509	11,631
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	117,900	116,870
Banc of America Funding Corp.
4.114% due 05/25/2035	176,565	172,180
5.250% due 09/20/2034	200	196
Banc of America Mortgage Securities
4.779% due 05/25/2035	17,354	17,337
5.405% due 10/20/2032	144	144
5.500% due 11/25/2033	247	247
6.500% due 09/25/2033	23,091	23,300
6.791% due 07/20/2032	2,360	2,388
Bear Stearns Adjustable Rate Mortgage Trust
4.158% due 01/25/2034	265	266
4.650% due 01/25/2034	628	626
4.750% due 10/25/2035	193,272	190,695
4.799% due 01/25/2034	30	30
5.307% due 04/25/2033	9,157	9,124
5.329% due 02/25/2033	114	113
5.386% due 04/25/2033	24,147	24,009
5.623% due 02/25/2033	18,093	18,036
5.845% due 11/25/2030	19,051	19,101
6.784% due 06/25/2031	1,091	1,100
Bear Stearns Alt-A Trust
4.950% due 01/25/2035	24,574	24,507
5.395% due 05/25/2035	254,503	255,314
5.550% due 04/25/2035	8,843	8,850
5.580% due 07/25/2034	181	181
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	6,416	6,300
5.060% due 11/15/2016	15,313	15,270
5.910% due 02/14/2031	25	25
7.000% due 05/20/2030	45,649	48,680
Bear Stearns Mortgage Securities, Inc.
5.959% due 06/25/2030	597	608
Capco America Securitization Corp.
5.860% due 10/15/2030	4	4
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	246
Citigroup Mortgage Loan Trust, Inc.
4.687% due 08/25/2035	148,029	145,670
4.700% due 12/25/2035	75,769	74,612
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	804	803
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	70	73
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	158
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,690	1,668
5.400% due 07/25/2046	14,412	14,424
5.480% due 05/20/2046	7,671	7,683
5.530% due 05/25/2036	7,070	7,059
5.610% due 10/25/2035	3,339	3,344
5.680% due 09/25/2035	7,793	7,834
6.000% due 10/25/2032	6,341	6,350
Countrywide Home Loan Mortgage Pass-Through Trust
3.848% due 10/19/2032	38	38
5.250% due 02/20/2036	71,651	71,017
5.500% due 11/25/2035	10,641	8,891
5.560% due 05/25/2035	42,966	43,033
5.600% due 05/25/2034	5	5
5.620% due 04/25/2035	48,741	48,940
5.776% due 07/19/2031	65	65
CS First Boston Mortgage Securities Corp.
2.611% due 08/15/2036	2,952	2,886
3.006% due 03/15/2036	14,349	14,005
5.351% due 03/25/2032	1,555	1,556
5.550% due 11/15/2019	27,542	27,575
5.660% due 03/25/2032	2,534	2,536
5.702% due 05/25/2032	28	28
5.748% due 05/25/2032	1,165	1,160
5.930% due 12/25/2032	206	206
6.000% due 02/25/2017	540	539
6.000% due 06/25/2017	85	85
6.050% due 06/25/2032	19	19
6.500% due 04/25/2033	6,009	6,032
6.568% due 06/25/2032	33	33
7.290% due 09/15/2041	327	341
7.500% due 12/25/2032	15	15
Denver Arena Trust
6.940% due 11/15/2019	3,343	3,405
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	539
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (n)	581	564
6.781% due 03/25/2023	7	7
8.000% due 03/25/2022	12	12
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	41	41
Federal Agricultural Mortgage Corp.
7.941% due 01/25/2012	577	584
First Nationwide Trust
6.750% due 08/21/2031	12,113	12,088
First Republic Mortgage Loan Trust
5.630% due 08/15/2032	293	293
5.650% due 06/25/2030	5,098	5,104
Fund America Investors Corp. II
6.226% due 06/25/2023	451	454
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	34,578	33,902
GGP Mall Properties Trust
5.007% due 11/15/2011	212	212
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	64	64
Government Lease Trust
4.000% due 05/18/2011	35,750	34,228
6.390% due 05/18/2007	3,218	3,220
6.480% due 05/18/2011	14,000	14,424
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	14,182	14,522
6.624% due 05/03/2018	55,900	59,469
GSR Mortgage Loan Trust
4.540% due 09/25/2035	127,614	125,926
4.548% due 09/25/2035	119,093	118,596
5.680% due 01/25/2034	96	96
6.000% due 03/25/2032	175	174

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
GSRPM Mortgage Loan Trust
6.030% due 01/25/2032	$4,563	$4,603
Harborview Mortgage Loan Trust
5.570% due 03/19/2037	31,155	31,217
5.670% due 06/20/2035	4,563	4,582
5.680% due 01/19/2035	10,187	10,235
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	3,094	3,091
Indymac ARM Trust
6.410% due 01/25/2032	423	422
6.542% due 01/25/2032	1,985	1,979
7.072% due 08/25/2031	510	508
Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	30,507	30,708
LB Commercial Conduit Mortgage Trust
6.410% due 06/15/2031	2,104	2,105
LB Mortgage Trust
8.427% due 01/20/2017	32,737	35,784
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,384
4.590% due 04/15/2030	5,479	5,427
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.410% due 09/15/2021	6,471	6,467
MASTR Adjustable Rate Mortgages Trust
6.163% due 10/25/2032	5,267	5,250
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,648	2,597
MASTR Seasoned Securities Trust
6.196% due 09/25/2017	32,817	33,400
6.500% due 08/25/2032	64,183	64,344
Mellon Residential Funding Corp.
5.570% due 06/15/2030	985	978
5.680% due 11/15/2031	29,017	29,066
5.770% due 12/15/2030	6,213	6,237
5.820% due 10/20/2029	20,958	21,175
5.921% due 07/25/2029	4,326	4,325
6.452% due 01/25/2029	1,716	1,716
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	146	145
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	31,664	31,542
MLCC Mortgage Investors, Inc.
5.660% due 06/25/2028	8,918	8,965
5.710% due 03/15/2025	514	517
Morgan Stanley Capital I
5.500% due 04/25/2017	90	90
5.900% due 10/15/2035	3,308	3,310
6.160% due 04/03/2014	4,838	4,893
6.170% due 10/03/2034	1,405	1,432
Nationslink Funding Corp.
5.680% due 11/10/2030	2,769	2,777
6.888% due 11/10/2030	373	376
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	4,003	4,157
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	57	57
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	4
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033	10,205	10,243
Prime Mortgage Trust
5.730% due 02/25/2019	4,788	4,798
5.730% due 02/25/2034	20,716	20,786
Prudential Home Mortgage Securities
7.400% due 11/25/2007	5	5
7.500% due 03/25/2008	211	210
Prudential-Bache CMO Trust
8.400% due 03/20/2021	660	659
RAAC Series 2005-SP1
5.000% due 09/25/2034	16,382	16,276
Regal Trust IV
5.677% due 09/29/2031	2,160	2,157
Resecuritization Mortgage Trust
5.576% due 04/26/2021	9	9
Residential Asset Mortgage Products, Inc.
5.500% due 07/25/2024	9,401	9,410
Residential Funding Mortgage Security I
6.500% due 03/25/2032	1,079	1,084
Salomon Brothers Mortgage Securities VII
5.830% due 05/25/2032	272	272
6.445% due 09/25/2023	16	16
6.759% due 11/25/2022	16	15
6.930% due 12/25/2030	278	277
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	342	344
Sears Mortgage Securities
12.000% due 02/25/2014	103	103
Securitized Asset Sales, Inc.
7.126% due 11/26/2023	180	180
7.218% due 06/25/2023	31	32
Sequoia Mortgage Trust
4.082% due 04/20/2035	60,546	59,447
5.670% due 06/20/2032	454	454
5.680% due 10/19/2026	626	627
5.680% due 07/20/2033	502	506
Structured Adjustable Rate Mortgage Loan Trust
5.354% due 08/25/2034	764	764
5.450% due 01/25/2036	19,847	19,839
6.064% due 01/25/2035	655	659
Structured Asset Mortgage Investments, Inc.
5.520% due 06/25/2036	4,257	4,259
5.640% due 12/25/2035	10,861	10,888
5.660% due 09/19/2032	25,749	25,785
6.016% due 04/30/2030	2	2
6.105% due 05/25/2022	2,297	2,257
Structured Asset Securities Corp.
5.430% due 09/25/2035	12,986	12,995
5.450% due 03/25/2033	16,293	15,839
6.101% due 02/25/2032	4,112	4,099
6.150% due 07/25/2032	6,797	6,936
6.669% due 01/25/2032	10,533	10,503
6.721% due 05/25/2032	434	437
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	42	41
Thornburg Mortgage Securities Trust
5.450% due 08/25/2036	5,962	5,956
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,074
6.800% due 01/25/2028	4,459	4,481
Vendee Mortgage Trust
0.444% due 06/15/2023 (b)	31,320	421
6.500% due 09/15/2024	24,123	24,673
6.820% due 01/15/2030	3,177	3,276
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041	8,900	8,742
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/2033	402	400
7.215% due 05/25/2033	542	542
Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.106% due 10/25/2032	15,382	15,296
5.410% due 06/25/2046	11,251	11,253
5.427% due 02/27/2034	619	630
5.430% due 05/25/2046	3,477	3,476
5.520% due 04/25/2045	15,855	15,878
5.543% due 06/25/2046	79,532	79,580
5.590% due 11/25/2045	11,926	11,974
5.600% due 12/25/2027	2,194	2,194
5.620% due 08/25/2045	4,144	4,155
5.620% due 10/25/2045	87,694	88,310
5.650% due 12/25/2027	40,984	41,038
5.665% due 11/25/2034	388	389
5.677% due 05/25/2046	6,890	6,890
5.963% due 06/25/2042	5,600	5,615
5.963% due 08/25/2042	686	689
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	465	455
4.319% due 07/25/2035	49,635	48,352
4.950% due 03/25/2036	290,114	287,543
5.091% due 03/25/2036	10,614	10,570

Total Mortgage-Backed Securities (Cost $3,355,822)		3,342,847

ASSET-BACKED SECURITIES 4.3%
Aames Mortgage Investment Trust
5.450% due 10/25/2035	11,573	11,582
ACE Securities Corp.
5.380% due 06/25/2036	25,334	25,350
5.380% due 07/25/2036	48,406	48,399
5.400% due 12/25/2035	24,316	24,337
5.410% due 02/25/2036	20,902	20,920
5.440% due 10/25/2035	700	700
5.480% due 12/25/2035	30,906	30,941
Advanta Mortgage Loan Trust
5.705% due 11/25/2029	418	419
8.250% due 08/25/2030	4,874	4,902
Aegis Asset-Backed Securities Trust
5.440% due 10/25/2035	3,605	3,608
5.620% due 10/25/2034	12,607	12,619
American Express Credit Account Master Trust
5.440% due 11/16/2009	10,000	10,015
Ameriquest Mortgage Securities, Inc.
5.410% due 01/25/2036	5,615	5,620
5.440% due 10/25/2035	1,300	1,301
5.760% due 10/25/2033	73	73
Amortizing Residential Collateral Trust
5.600% due 06/25/2032	555	555
Argent Securities, Inc.
5.390% due 05/25/2036	19,572	19,585
5.400% due 04/25/2036	18,170	18,185
5.410% due 03/25/2036	57,077	57,124
5.450% due 10/25/2035	8,711	8,718
5.450% due 02/25/2036	144,264	144,373
5.470% due 02/25/2036	8,398	8,404
Asset-Backed Funding Certificates
5.440% due 06/25/2035	160	160

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Asset-Backed Securities Corp. Home Equity
5.390% due 03/25/2036	$2,744	$2,747
5.390% due 07/25/2036	17,438	17,449
5.400% due 03/25/2036	10,528	10,537
5.440% due 11/25/2035	29,650	29,672
5.490% due 05/25/2035	512	513
Basic Asset-Backed Securities Trust
5.410% due 04/25/2036	16,987	16,999
Bear Stearns Asset-Backed Securities, Inc.
5.339% due 06/25/2043	5,591	5,609
5.410% due 12/25/2035	11,004	11,012
5.500% due 12/25/2042	6,823	6,828
5.530% due 09/25/2034	154	154
5.660% due 10/25/2032	8,945	8,960
5.730% due 10/27/2032	4,164	4,183
Brazos Student Finance Corp.
5.900% due 06/01/2023	7,780	7,831
Carrington Mortgage Loan Trust
5.370% due 05/25/2036	14,449	14,459
5.420% due 08/25/2036	14,936	14,945
5.450% due 12/25/2035	15,405	15,415
Cendant Mortgage Corp.
6.000% due 07/25/2043	4,986	4,982
Centex Home Equity
5.380% due 06/25/2036	2,078	2,079
Chase Credit Card Master Trust
5.370% due 09/15/2009	12,115	12,126
5.460% due 03/16/2009	13,215	13,226
Chase Funding Mortgage Loan Asset-Backed Certificates
5.650% due 08/25/2032	4,570	4,573
5.700% due 10/25/2032	191	191
Chase Issuance Trust
5.350% due 07/15/2010	32,000	32,027
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	952	952
Citigroup Mortgage Loan Trust, Inc.
5.430% due 07/25/2035	57	57
5.440% due 09/25/2035	2,285	2,287
Community Program Loan Trust
4.500% due 10/01/2018	9,894	9,753
4.500% due 04/01/2029	26,000	24,433
Conseco Finance
5.780% due 05/15/2032	145	145
Countrywide Asset-Backed Certificates
5.360% due 01/25/2046	115,386	115,458
5.400% due 06/25/2036	43,692	43,729
5.400% due 07/25/2036	17,226	17,242
5.400% due 08/25/2036	14,628	14,639
5.400% due 09/25/2036	32,386	32,409
5.416% due 07/25/2036	50,600	50,640
5.430% due 01/25/2036	164	164
5.450% due 11/25/2035	445	446
5.460% due 07/25/2036	22,269	22,284
5.480% due 11/25/2035	4,259	4,262
5.490% due 02/25/2036	34,251	34,269
5.710% due 03/25/2033	7,316	7,329
Credit-Based Asset Servicing & Securitization
5.440% due 08/25/2035	1,333	1,334
5.450% due 07/25/2035	5,660	5,665
5.880% due 04/25/2032	899	903
CS First Boston Mortgage Securities Corp.
5.640% due 01/25/2032	570	571
5.680% due 07/25/2032	2,106	2,109
5.700% due 08/25/2032	1,969	1,971
Delta Funding Home Equity Loan Trust
5.740% due 09/15/2029	293	293
Discover Card Master Trust I
5.705% due 10/16/2013	400	406
Encore Credit Receivables Trust
5.490% due 11/25/2035	13,867	13,878
Equity One Asset-Backed Securities, Inc.
5.610% due 11/25/2032	51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	6	6
Fieldstone Mortgage Investment Corp.
5.410% due 05/25/2036	10,353	10,361
First Alliance Mortgage Loan Trust
5.770% due 01/25/2025	32	32
6.090% due 03/20/2031	2,224	2,226
First Franklin Mortgage Loan Asset-Backed Certificates
5.354% due 07/25/2036	21,819	21,833
5.400% due 01/25/2036	21,844	21,863
5.410% due 04/25/2035	9,449	9,455
5.420% due 01/25/2036	85,734	85,806
First NLC Trust
5.440% due 09/25/2035	1,314	1,315
5.440% due 12/25/2035	100	100
FMAC Loan Receivables Trust
6.500% due 09/15/2020	65	53
7.900% due 04/15/2019	20	19
Ford Credit Auto Owner Trust
5.405% due 09/15/2007	21,791	21,805
Fremont Home Loan Trust
5.380% due 05/25/2036	27,973	27,994
5.420% due 01/25/2036	226	226
5.430% due 11/25/2035	8,868	8,875
5.610% due 01/25/2035	6,387	6,396
Green Tree Financial Corp.
6.160% due 02/01/2031	3,815	3,819
6.240% due 11/01/2016	47	48
6.480% due 12/01/2030	55	55
6.870% due 04/01/2030	1,059	1,066
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	117
GSAMP Trust
5.364% due 08/25/2036	1,173	1,174
5.390% due 04/25/2036	13,403	13,412
5.400% due 01/25/2036	30,123	30,142
5.400% due 02/25/2036	17,102	17,117
5.420% due 11/25/2035	5,655	5,659
GSR Mortgage Loan Trust
5.430% due 11/25/2030	279	279
HFC Home Equity Loan Asset-Backed Certificates
5.520% due 03/20/2036	19,046	19,063
Home Equity Asset Trust
5.410% due 05/25/2036	45,086	45,103
5.420% due 10/25/2035	1,263	1,264
5.430% due 07/25/2035	421	421
5.440% due 02/25/2036	30,359	30,385
5.630% due 11/25/2032	154	154
Home Equity Mortgage Trust
5.420% due 05/25/2036	10,568	10,576
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008	15,200	15,194
HSI Asset Securitization Corp. Trust
5.410% due 12/25/2035	19,847	19,863
IMC Home Equity Loan Trust
6.848% due 07/25/2026	97	97
7.310% due 11/20/2028	55	55
7.500% due 04/25/2026	79	79
7.520% due 08/20/2028	32	32
Indymac Home Equity Loan Asset-Backed Trust
5.910% due 07/25/2030	36	36
Indymac Residential Asset-Backed Trust
5.370% due 08/25/2036	44,756	44,790
5.420% due 03/25/2036	46,028	46,062
5.440% due 10/25/2035	48,130	48,169
IXIS Real Estate Capital Trust
5.390% due 08/25/2036	37,546	37,569
5.480% due 09/25/2035	7,963	7,969
JPMorgan Mortgage Acquisition Corp.
5.364% due 08/25/2036	17,758	17,769
5.375% due 10/25/2035	13,348	13,296
5.390% due 01/25/2032	21,565	21,579
5.400% due 02/25/2036	6,992	6,992
5.450% due 09/25/2035	9,908	9,916
5.480% due 08/25/2036	34,876	34,898
Lehman XS Trust
5.410% due 04/25/2046	74,087	74,041
5.420% due 05/25/2046	42,228	42,224
Long Beach Mortgage Loan Trust
5.364% due 07/25/2036	25,618	25,634
5.390% due 04/25/2036	3,183	3,186
5.400% due 03/25/2036	27,905	27,927
5.410% due 02/25/2036	15,274	15,286
5.420% due 01/25/2036	4,265	4,268
5.450% due 09/25/2035	1,281	1,282
5.500% due 06/25/2035	801	801
5.610% due 10/25/2034	71,832	71,921
MASTR Asset-Backed Securities Trust
5.380% due 03/25/2036	25,259	25,279
5.410% due 01/25/2036	54,999	55,044
5.440% due 11/25/2035	57,667	57,711
MBNA Credit Card Master Note Trust
5.830% due 03/15/2010	65,000	65,314
Merrill Lynch Mortgage Investors, Inc.
5.390% due 03/25/2037	31,705	31,730
5.394% due 07/25/2037	46,000	46,022
5.400% due 02/25/2037	18,399	18,414
Metris Master Trust
5.610% due 04/20/2011	3,200	3,207
5.710% due 10/20/2010	12,700	12,708
Mid-State Trust
6.340% due 10/15/2036	25,557	25,961
7.340% due 07/01/2035	1,153	1,219
7.791% due 03/15/2038	4,570	4,922
8.330% due 04/01/2030	26,197	27,174
Morgan Stanley ABS Capital I
5.370% due 04/25/2036	5,531	5,534
5.390% due 03/25/2036	33,870	33,893
5.400% due 12/25/2035	6,652	6,658
5.440% due 07/25/2035	1,361	1,362
Morgan Stanley Capital I
5.400% due 03/25/2036	33,400	33,423
5.660% due 07/25/2032	233	236

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
Morgan Stanley Home Equity Loans
5.380% due 04/25/2036	$6,772	$6,776
5.410% due 12/25/2035	4,439	4,443
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	5,262	5,420
Nelnet Student Loan Trust
5.051% due 10/27/2014	20,000	20,006
5.378% due 08/23/2011	27,201	27,222
5.495% due 01/26/2015	4,213	4,217
5.575% due 07/25/2016	8,900	8,926
5.575% due 10/25/2016	20,000	20,030
New Century Home Equity Loan Trust
5.390% due 05/25/2036	17,344	17,357
5.410% due 12/25/2035	9,536	9,543
5.440% due 03/25/2035	316	316
5.550% due 03/25/2035	1,200	1,202
7.540% due 06/25/2029	4	4
Newcastle Mortgage Securities Trust
5.400% due 03/25/2036	14,550	14,562
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	4,637	4,627
4.663% due 02/15/2007	661	662
5.493% due 08/15/2007	8,402	8,410
Nomura Asset Acceptance Corp.
5.470% due 01/25/2036	18,427	18,441
Novastar Home Equity Loan
5.420% due 01/25/2036	18,751	18,766
5.605% due 04/25/2028	165	165
NPF XII, Inc.
2.462% due 11/01/2003 (a)	49,000	2,940
Option One Mortgage Loan Trust
5.400% due 01/25/2036	13,222	13,233
Ownit Mortgage Loan Asset-Backed Certificates
5.390% due 03/25/2037	15,486	15,497
Park Place Securities, Inc.
5.440% due 09/25/2035	1,815	1,816
5.490% due 06/25/2035	10,079	10,086
Popular ABS Mortgage Pass-Through Trust
5.440% due 08/25/2035	4,231	4,234
5.440% due 09/25/2035	3,259	3,261
Quest Trust
5.760% due 12/25/2033	4,223	4,236
5.890% due 06/25/2034	1,353	1,357
Renaissance Home Equity Loan Trust
5.680% due 08/25/2032	1,252	1,256
5.690% due 11/25/2034	335	337
Residential Asset Mortgage Products, Inc.
5.400% due 05/25/2036	10,979	10,986
5.410% due 01/25/2036	18,096	18,110
5.430% due 04/25/2035	11,014	11,022
5.430% due 05/25/2035	338	338
5.630% due 01/25/2034	2,931	2,934
Residential Asset Securities Corp.
5.364% due 06/25/2036	30,687	30,708
5.378% due 09/25/2036	45,467	45,496
5.390% due 04/25/2036	34,899	34,926
5.400% due 03/25/2036	15,470	15,480
5.400% due 04/25/2036	27,123	27,148
5.404% due 10/25/2036	40,660	40,673
5.410% due 01/25/2036	41,005	41,037
5.420% due 01/25/2036	1,821	1,822
5.430% due 03/25/2035	312	313
5.430% due 10/25/2035	26,621	26,643
5.430% due 11/25/2035	14,253	14,264
5.440% due 10/25/2035	333	333
5.500% due 08/25/2035	1,200	1,201
Residential Mortgage Loan Trust
6.875% due 09/25/2029	27	27
SACO I, Inc.
5.390% due 05/25/2036	33,476	33,495
5.404% due 04/25/2036	6,187	6,191
5.430% due 01/25/2036	9,321	9,326
5.440% due 07/25/2035	11	11
5.440% due 12/25/2035	9,383	9,389
5.550% due 06/25/2035	19,609	19,621
5.580% due 12/25/2035	604	605
Salomon Brothers Mortgage Securities VII
5.610% due 09/25/2028	2,434	2,438
5.630% due 03/25/2032	1,745	1,751
Saxon Asset Securities Trust
5.590% due 08/25/2032	889	890
Securitized Asset-Backed Receivables LLC Trust
5.390% due 03/25/2036	28,688	28,706
5.400% due 10/25/2035	7,459	7,465
SLC Student Loan Trust
5.360% due 12/15/2010	14,946	14,948
SLM Student Loan Trust
5.455% due 01/25/2013	7,777	7,775
5.465% due 01/25/2013	16,356	16,368
5.485% due 07/25/2016	51,613	51,675
5.495% due 01/25/2013	2,728	2,730
5.495% due 01/26/2015	60,663	60,707
5.505% due 07/25/2013	10	10
5.505% due 01/27/2014	35,576	35,598
5.515% due 04/25/2014	1,989	1,991
5.585% due 07/25/2014	7,017	7,025
5.645% due 07/25/2012	14,643	14,665
Soundview Home Equity Loan Trust
5.354% due 07/25/2036	57,848	57,884
5.370% due 11/25/2036	1,886	1,887
5.380% due 10/25/2036	3,800	3,799
5.390% due 06/25/2036	30,273	30,294
5.400% due 02/25/2036	27,705	27,727
5.400% due 03/25/2036	16,430	16,443
5.400% due 05/25/2036	28,956	28,979
5.440% due 05/25/2035	9,107	9,113
5.490% due 07/25/2035	5,430	5,434
5.500% due 04/25/2035	14,696	14,709
Specialty Underwriting & Residential Finance
5.410% due 12/25/2036	30,455	30,480
Structured Asset Investment Loan Trust
5.420% due 07/25/2035	559	560
5.680% due 04/25/2033	2,194	2,196
Structured Asset Securities Corp.
4.900% due 04/25/2035	44,511	42,883
5.380% due 02/25/2036	15,563	15,574
5.410% due 05/25/2035	6,527	6,530
5.430% due 08/25/2035	88	88
5.450% due 03/25/2035	10,840	10,848
5.530% due 10/25/2034	591	592
5.614% due 01/25/2033	6,683	6,729
Susquehanna Auto Lease Trust
4.991% due 04/16/2007	3,551	3,573
Terwin Mortgage Trust
5.450% due 07/25/2035	4,083	4,086
5.480% due 04/25/2036	1,463	1,464
USAA Auto Owner Trust
5.030% due 11/17/2008	15,616	15,609
Wachovia Auto Owner Trust
4.820% due 02/20/2009	542	541
Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/2035	9,335	9,341
Wachovia Student Loan Trust
5.514% due 10/25/2013	20,300	20,300
Washington Mutual Asset-Backed Certificates
5.394% due 04/25/2036	14,307	14,318
Wells Fargo Home Equity Trust
5.440% due 10/25/2035	63,316	63,367
5.440% due 11/25/2035	15,079	15,088
5.450% due 12/25/2035	28,566	28,588
5.570% due 11/25/2035	89,554	89,791
5.580% due 12/25/2035	135,729	136,083
WFS Financial Owner Trust
3.590% due 10/19/2009	21,391	21,197
WMC Mortgage Loan Pass-Through Certificates
6.010% due 05/15/2030	3,822	3,825
6.230% due 10/15/2029	3,690	3,733

Total Asset-Backed Securities (Cost $4,220,890)		4,196,893

SOVEREIGN ISSUES 0.3%
Brazilian Government International Bond
8.000% due 01/15/2018	25,000	27,525
China Development Bank
5.000% due 10/15/2015	29,300	28,363
Colombia Government International Bond
10.750% due 01/15/2013	90	110
Hong Kong Government International Bond
5.125% due 08/01/2014	150	149
Hydro Quebec
5.562% due 09/29/2049	5,600	5,293
Korea Development Bank
4.750% due 07/20/2009	200	197
5.900% due 10/20/2009	100	101
Korea Highway Corp.
5.125% due 05/20/2015	100	98
Mexico Government International Bond
10.375% due 02/17/2009	310	346

	SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007	2,000,000	40

	PRINCIPAL AMOUNT (000s)
Panama Government International Bond
6.700% due 01/26/2036	$58,230	57,939
8.875% due 09/30/2027	29,750	36,964
9.375% due 07/23/2012	49,060	57,719
9.625% due 02/08/2011	12,600	14,458
Peru Government International Bond
9.125% due 01/15/2008	1,700	1,785
South Africa Government International Bond
6.500% due 06/02/2014	27,000	28,418
Ukraine Government International Bond
6.875% due 03/04/2011	8,000	8,141

Total Sovereign Issues (Cost $243,665)		267,646

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)		VALUE (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	2,300	$3,167
El Paso Corp.
7.125% due 05/06/2009		63,300	83,980
Ford Motor Credit Co.
5.250% due 06/16/2008		15,000	9,502
6.750% due 01/14/2008		8,000	10,190
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	26,752
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	12,824
HBOS PLC
4.875% due 03/29/2049		14,090	18,276
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (f)		40,137	50,977
JSG Packaging PLC
5.650% due 01/12/2013		2,446	3,123
5.754% due 01/12/2013		2,169	2,768
5.964% due 01/12/2013		3,253	4,153
6.090% due 01/12/2014		1,193	1,523
6.150% due 01/12/2014		1,346	1,718
6.464% due 01/12/2014		1,789	2,284
KBC Bank Funding Trust I
8.220% due 11/29/2049		5,000	7,054
Lloyds TSB Capital
7.375% due 02/07/2049		26,000	37,671
New Zealand Government Bond
4.500% due 02/15/2016	NZD	81,500	73,129
Nordic Telephone Co. Holdings ApS
5.536% due 11/30/2014	EUR	2,000	2,560
6.036% due 11/30/2014		2,000	2,571
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	46,848
Poland Government Bond
5.750% due 03/24/2010	PLN	54,490	17,640
Smurfit Kappa Funding PLC
5.741% due 11/29/2013	EUR	7,915	10,110
5.835% due 01/12/2013		4,217	5,386
6.241% due 11/29/2014		4,353	5,576
6.335% due 01/12/2014		2,319	2,970
United Kingdom Gilt
5.000% due 03/07/2012	GBP	50	95

Total Foreign Currency-Denominated Issues (Cost $366,568)			442,847

	SHARES
PREFERRED STOCKS 0.0%
TECO Energy, Inc.
5.934% due 01/15/2007		1,600,000	40,446

Total Preferred Stocks (Cost $40,566)			40,446

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.5%
CERTIFICATES OF DEPOSIT 3.6%
Barclays Bank PLC
4.485% due 01/29/2007		$556,970	556,940
Citibank New York N.A.
5.300% due 12/28/2006		154,400	154,400
5.335% due 12/06/2006		270,000	270,000
5.335% due 12/20/2006		302,800	302,800
5.350% due 11/21/2006		574,000	574,000
5.365% due 11/17/2006		118,200	118,200
5.460% due 10/27/2006		280,000	280,000
Citizens Bank of Massachusetts
5.430% due 11/09/2006		79,000	79,006
Unicredito Italiano SpA
5.350% due 11/20/2006		255,000	255,000
5.360% due 11/27/2006		487,000	487,000
5.385% due 02/15/2007		230,000	230,000
5.405% due 03/01/2007		150,000	150,000
5.485% due 10/10/2006		81,000	81,001

			3,538,347

COMMERCIAL PAPER 16.8%
Abbey National N.A. LLC
5.240% due 10/02/2006		9,270	9,270
5.240% due 10/26/2006		3,600	3,587
5.245% due 10/03/2006		291,000	290,958
5.245% due 01/08/2007		3,200	3,153
5.260% due 11/30/2006		14,700	14,573
5.265% due 12/22/2006		483,800	477,893
Abbey National Treasury Services PLC
5.360% due 12/22/2006		205,000	205,000
ABN AMRO N.A. Finance
5.240% due 01/12/2007		286,000	281,647
ANZ (Delaware), Inc.
5.250% due 12/12/2006		7,200	7,123
5.320% due 10/24/2006		6,300	6,280
5.340% due 10/26/2006		3,100	3,089
ANZ National International Ltd.
5.260% due 12/04/2006		2,225	2,204
5.265% due 12/04/2006		31,000	30,702
5.380% due 10/11/2006		59,000	58,921
5.380% due 10/12/2006		150,000	149,776
ASB Bank Ltd.
5.260% due 12/07/2006		1,000	990
5.350% due 10/26/2006		3,300	3,288
5.350% due 11/03/2006		24,700	24,583
5.375% due 10/26/2006		1,700	1,694
Bank of America Corp.
5.235% due 12/26/2006		81,800	80,754
5.250% due 01/12/2007		246,500	242,748
5.260% due 12/14/2006		61,900	61,216
5.260% due 12/18/2006		10,300	10,180
5.265% due 12/06/2006		19,500	19,307
5.275% due 11/14/2006		8,500	8,446
5.275% due 12/01/2006		87,500	86,698
5.290% due 11/13/2006		41,000	40,747
5.362% due 10/26/2006		230,800	229,975
5.370% due 11/01/2006		3,100	3,086
5.375% due 10/27/2006		31,300	31,183
5.385% due 10/10/2006		16,600	16,580
Bank of Ireland
5.255% due 12/12/2006		160,000	158,278
5.260% due 12/05/2006		1,700	1,683
5.280% due 11/14/2006		91,260	90,684
5.355% due 11/03/2006		2,400	2,389
5.365% due 10/26/2006		3,300	3,288
5.372% due 10/27/2006		115,000	114,571
Barclays U.S. Funding Corp.
5.230% due 12/27/2006		6,500	6,416
5.235% due 12/22/2006		7,900	7,804
5.265% due 12/07/2006		4,000	3,960
5.275% due 11/21/2006		13,100	13,004
5.300% due 11/15/2006		61,300	60,903
5.385% due 10/26/2006		29,500	29,394
5.405% due 10/20/2006		1,000	997
BNP Paribas Finance
5.240% due 01/19/2007		4,400	4,329
5.265% due 11/22/2006		4,600	4,566
5.274% due 12/01/2006		100,000	99,083
5.340% due 10/02/2006		89,600	89,600
Caisse d’Amortissement de la Dette Sociale
5.260% due 11/01/2006		6,800	6,770
5.260% due 01/16/2007		54,300	53,442
5.270% due 11/01/2006		32,000	31,859
CBA (de) Finance
5.240% due 10/30/2006		372,700	371,181
5.250% due 10/18/2006		155,000	154,638
5.250% due 12/08/2006		8,700	8,611
5.255% due 12/15/2006		8,300	8,207
5.260% due 12/18/2006		3,000	2,965
Citigroup Funding, Inc.
5.255% due 11/28/2006		82,000	81,318
5.260% due 12/19/2006		200,000	197,646
5.265% due 11/17/2006		100,000	99,327
5.270% due 11/20/2006		104,200	103,453
5.290% due 10/18/2006		85,400	85,199
5.290% due 11/13/2006		110,300	109,619
Cox Communications, Inc.
5.580% due 03/15/2007		85,000	85,000
5.893% due 01/16/2007		131,900	131,900
Danske Corp.
5.250% due 10/02/2006		300	300
5.250% due 12/04/2006		35,273	34,934
5.250% due 12/08/2006		14,600	14,451
5.255% due 01/18/2007		5,600	5,510
5.265% due 12/27/2006		10,600	10,463
5.270% due 12/21/2006		63,400	62,635
5.270% due 12/27/2006		16,400	16,188
5.275% due 11/20/2006		300,000	297,846
5.355% due 10/26/2006		1,000	996
5.370% due 10/30/2006		1,500	1,494
5.375% due 10/26/2006		11,100	11,060
5.400% due 10/19/2006		20,700	20,647
Dexia Delaware LLC
5.240% due 10/10/2006		8,000	7,991
5.250% due 10/23/2006		3,800	3,788
5.250% due 12/20/2006		1,300	1,285
5.260% due 11/10/2006		6,367	6,331
5.260% due 11/21/2006		2,000	1,985
5.265% due 11/21/2006		9,700	9,629
5.270% due 10/10/2006		2,400	2,397
5.270% due 11/10/2006		9,000	8,949
5.360% due 10/16/2006		6,800	6,786
5.360% due 10/27/2006		9,000	8,966
5.370% due 10/10/2006		14,800	14,782
5.370% due 10/12/2006		100	100
5.380% due 10/13/2006		11,500	11,481
DnB NORBank ASA
5.250% due 12/06/2006		3,600	3,564
5.255% due 12/07/2006		1,500	1,485
5.265% due 02/20/2007		1,600	1,567
5.275% due 11/13/2006		7,700	7,653
5.290% due 10/10/2006		40,000	39,953
Fannie Mae
5.063% due 11/15/2006		12,600	12,519
5.094% due 11/15/2006		34,000	33,786

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
5.098% due 11/15/2006	$6,600	$6,558
5.101% due 11/15/2006	900	894
5.149% due 11/22/2006	1,100	1,092
5.152% due 11/22/2006	200	199
5.165% due 11/08/2006	19,800	19,695
5.252% due 10/11/2006	12,219	12,203
5.257% due 10/11/2006	4,400	4,394
5.278% due 11/22/2006	44,300	43,976
5.280% due 01/10/2007	3,465	3,413
5.310% due 01/03/2007	12,714	12,537
Federal Home Loan Bank
5.056% due 11/01/2006	600	597
5.101% due 11/24/2006	2,500	2,481
5.105% due 11/24/2006	1,600	1,588
5.151% due 10/13/2006	10,500	10,483
5.184% due 10/06/2006	1,400	1,399
5.220% due 10/04/2006	1,100	1,100
5.222% due 10/04/2006	3,200	3,199
5.223% due 10/04/2006	800	800
Freddie Mac
4.894% due 10/03/2006	8,255	8,254
4.994% due 12/12/2006	16,200	16,026
5.123% due 10/03/2006	2,700	2,700
5.132% due 10/02/2006	1,100	1,100
5.133% due 11/14/2006	19,200	19,082
5.143% due 10/10/2006	800	799
5.144% due 10/10/2006	4,100	4,095
5.157% due 10/03/2006	11,800	11,798
5.225% due 10/05/2006	9,300	9,296
5.230% due 10/24/2006	1,200	1,196
5.231% due 02/06/2007	400	392
5.238% due 10/31/2006	1,500	1,494
5.244% due 10/24/2006	30,119	30,022
5.265% due 11/21/2006	1,600	1,589
5.403% due 10/24/2006	2,500	2,492
General Electric Capital Corp.
5.240% due 01/17/2007	400,000	393,624
5.240% due 01/18/2007	400,000	393,568
5.250% due 01/16/2007	40,300	39,663
5.250% due 01/17/2007	40,700	40,051
5.270% due 11/14/2006	11,500	11,428
5.270% due 11/15/2006	8,200	8,147
5.290% due 11/10/2006	82,000	81,530
5.320% due 11/02/2006	11,000	10,950
5.350% due 10/26/2006	18,400	18,334
5.360% due 11/03/2006	600	597
5.370% due 10/10/2006	28,300	28,266
HBOS Treasury Services PLC
5.230% due 12/27/2006	1,900	1,875
5.255% due 12/20/2006	67,200	66,399
5.260% due 12/05/2006	1,400	1,386
5.260% due 12/06/2006	6,100	6,040
5.260% due 12/07/2006	1,900	1,881
5.260% due 12/08/2006	4,400	4,355
5.260% due 12/12/2006	1,500	1,484
5.260% due 12/13/2006	40,500	40,058
5.260% due 12/14/2006	23,000	22,746
5.260% due 12/19/2006	11,400	11,266
5.265% due 11/22/2006	8,500	8,437
5.265% due 12/06/2006	2,200	2,178
5.265% due 12/15/2006	61,565	60,875
5.270% due 11/27/2006	150,000	148,770
5.305% due 01/29/2007	500,000	500,000
5.325% due 11/09/2006	7,300	7,259
5.355% due 10/05/2006	6,200	6,197
5.355% due 10/24/2006	14,200	14,154
5.355% due 11/06/2006	33,852	33,676
5.365% due 11/01/2006	9,700	9,657
5.365% due 11/07/2006	17,600	17,506
5.370% due 10/25/2006	7,100	7,076
5.370% due 10/26/2006	8,100	8,071
5.375% due 10/10/2006	8,800	8,789
5.380% due 10/12/2006	10,700	10,684
HSBC Bank USA N.A.
5.176% due 07/28/2008	50,500	50,500
ING U.S. Funding LLC
5.240% due 12/19/2006	2,500	2,471
5.250% due 12/08/2006	6,958	6,887
5.250% due 12/13/2006	1,000	989
5.255% due 12/18/2006	2,100	2,076
5.260% due 10/10/2006	999	998
5.350% due 10/27/2006	1,300	1,295
5.360% due 10/06/2006	5,200	5,197
5.370% due 10/06/2006	25,020	25,005
5.370% due 10/24/2006	4,400	4,386
Intesa Funding LLC
5.255% due 10/13/2006	266,200	265,773
5.255% due 12/11/2006	66,000	65,299
Istituto Bancario San Paolo
5.355% due 01/16/2007	50,000	50,000
IXIS Commercial Paper Corp.
5.250% due 10/16/2006	1,800	1,796
5.255% due 12/15/2006	1,700	1,681
5.270% due 11/08/2006	1,900	1,890
5.270% due 11/20/2006	150,000	148,924
5.360% due 10/25/2006	13,200	13,155
KFW International Finance
5.250% due 02/14/2007	26,000	25,482
Lloyds TSB Bank PLC
5.245% due 10/27/2006	36,300	36,168
5.250% due 10/16/2006	48,000	47,902
5.250% due 10/26/2006	14,000	13,951
Nordea N.A., Inc.
5.350% due 11/01/2006	2,700	2,688
5.390% due 01/10/2007	37,700	37,137
Oesterreichische
5.250% due 10/13/2006	9,000	8,986
Rabobank USA Financial Corp.
5.270% due 10/02/2006	5,400	5,400
5.350% due 10/03/2006	15,400	15,398
5.360% due 10/02/2006	1,120,900	1,120,900
San Paolo IMI U.S. Financial Co.
5.250% due 01/16/2007	12,300	12,106
5.265% due 11/22/2006	13,500	13,399
5.265% due 12/01/2006	7,200	7,134
Sanofi Aventis
5.230% due 10/25/2006	1,000	997
5.270% due 10/06/2006	6,200	6,196
Santander Finance
5.250% due 12/07/2006	60,500	59,893
5.255% due 12/11/2006	7,000	6,926
5.255% due 12/14/2006	300	297
5.260% due 12/14/2006	87,997	87,025
5.370% due 10/13/2006	2,000	1,997
Skandinaviska Enskilda Banken AB
5.250% due 10/27/2006	2,400	2,391
5.255% due 12/08/2006	7,300	7,226
5.280% due 11/09/2006	6,700	6,663
5.285% due 11/15/2006	9,000	8,942
5.360% due 10/27/2006	13,600	13,549
Societe Generale N.A.
5.245% due 01/08/2007	70,500	69,467
5.250% due 10/10/2006	600	599
5.250% due 10/12/2006	100	100
5.250% due 12/21/2006	1,200	1,186
5.266% due 12/21/2006	22,800	22,525
5.290% due 12/18/2006	39,700	39,238
5.295% due 01/31/2007	1,000,000	1,000,000
5.355% due 10/10/2006	3,000	2,996
5.370% due 10/10/2006	20,100	20,076
5.375% due 10/11/2006	31,500	31,458
5.380% due 10/12/2006	32,400	32,352
Spintab AB
5.260% due 12/05/2006	8,000	7,922
5.265% due 11/22/2006	7,100	7,047
5.270% due 11/14/2006	30,000	29,811
5.270% due 11/17/2006	9,525	9,461
5.270% due 12/21/2006	1,300	1,284
5.340% due 10/02/2006	5,000	5,000
5.340% due 10/23/2006	5,350	5,333
5.350% due 11/02/2006	6,200	6,171
5.350% due 11/03/2006	7,300	7,265
5.365% due 10/25/2006	2,500	2,491
5.400% due 10/06/2006	69,300	69,258
Stadshypoket Delaware, Inc.
5.255% due 11/21/2006	24,600	24,420
5.260% due 11/13/2006	41,400	41,146
5.270% due 11/21/2006	1,500	1,489
5.300% due 11/15/2006	64,400	63,983
5.360% due 10/30/2006	8,500	8,465
Svenska Handelsbanken, Inc.
5.220% due 12/28/2006	400	395
5.240% due 11/27/2006	4,320	4,285
5.250% due 11/01/2006	13,800	13,740
5.390% due 10/10/2006	43,200	43,148
Swedbank
5.210% due 01/22/2007	5,300	5,212
5.240% due 10/18/2006	100	100
5.250% due 10/05/2006	900	900
5.260% due 10/18/2006	1,400	1,397
5.260% due 12/04/2006	6,000	5,942
5.275% due 11/09/2006	8,000	7,955
5.275% due 11/10/2006	18,800	18,693
5.280% due 11/16/2006	7,000	6,954
5.360% due 11/01/2006	6,100	6,073
Time Warner, Inc.
5.390% due 01/22/2007	234,000	230,104
Toronto Dominion Holdings USA, Inc.
5.240% due 10/06/2006	137,100	137,020
TotalFinaElf Capital S.A.
5.230% due 11/14/2006	21,200	21,068
5.360% due 10/02/2006	47,600	47,602
Toyota Motor Credit Corp.
5.245% due 10/10/2006	17,300	17,280
5.250% due 11/13/2006	68,500	68,080
5.350% due 10/26/2006	19,300	19,231
UBS Finance Delaware LLC
5.205% due 01/26/2007	813,700	799,688
5.240% due 10/26/2006	9,900	9,865
5.245% due 01/08/2007	6,600	6,503
5.250% due 10/05/2006	50,000	49,978

See Accompanying Notes

Schedule of Investments

Total Return Fund (Cont.)

September 30, 2006 (Unaudited)

	PRINCIPAL AMOUNT (000s)		VALUE (000s)
5.250% due 10/16/2006		$6,800	$6,786
5.250% due 10/27/2006		2,100	2,092
5.250% due 11/03/2006		100	100
5.250% due 01/11/2007		399,600	393,574
5.255% due 10/02/2006		121,800	121,800
5.255% due 10/27/2006		58,500	58,287
5.255% due 10/30/2006		200,000	199,183
5.255% due 10/31/2006		6,800	6,771
5.260% due 11/16/2006		5,700	5,663
5.260% due 12/01/2006		1,200	1,189
5.265% due 11/16/2006		6,300	6,259
5.270% due 10/24/2006		195,000	194,372
5.280% due 11/16/2006		21,500	21,358
5.340% due 10/02/2006		11,200	11,200
5.350% due 10/11/2006		2,400	2,397
5.355% due 10/24/2006		43,400	43,258
5.370% due 10/10/2006		23,200	23,172
5.375% due 10/11/2006		4,900	4,893
5.375% due 10/26/2006		30,900	30,789
5.380% due 10/06/2006		5,700	5,697
Unicredit Delaware, Inc.
5.265% due 11/28/2006		2,000	1,983
5.280% due 11/28/2006		100	99
5.320% due 11/03/2006		8,700	8,659
5.420% due 11/24/2006		4,200	4,166
Viacom, Inc.
5.594% due 05/29/2007		140,400	140,400
5.600% due 03/22/2007		89,650	89,650
Wells Fargo Bank N.A.
5.260% due 10/03/2006		473,100	473,100
5.270% due 11/03/2006		687,000	687,000
Westpac Capital Corp.
5.250% due 01/18/2007		7,300	7,183
5.255% due 01/18/2007		213,600	210,165
5.260% due 12/11/2006		141,700	140,195
5.265% due 11/21/2006		9,300	9,232
5.270% due 11/16/2006		3,100	3,080
5.280% due 11/10/2006		100,000	99,428
5.345% due 10/24/2006		34,000	33,889
5.380% due 10/11/2006		7,900	7,889
Westpac Trust Securities NZ Ltd.
5.235% due 12/28/2006		48,300	47,669
5.380% due 10/11/2006		269,000	268,638
5.380% due 10/12/2006		103,300	103,146
5.380% due 10/27/2006		167,000	166,376

			16,422,794

REPURCHASE AGREEMENTS 3.3%
Credit Suisse First Boston
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Notes 3.000% - 4.500% due 02/15/2009 - 11/15/2012 valued at $1,942,075. Repurchase proceeds are $1,891,496.)		1,890,700	1,890,700
Lehman Brothers, Inc.
5.050% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bills 4.794% due 12/28/2006 valued at $4,285 and U.S. Treasury Bonds 6.250% - 8.750% due 08/15/2020 - 08/15/2023 valued at $614,850. Repurchase proceeds are $602,954.)		602,700	602,700
UBS Warburg LLC
5.070% due 10/02/2006 (Dated 09/29/2006. Collateralized by U.S. Treasury Bonds 6.625% due 02/15/2027 valued at $78,900; U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $10,995 and U.S. Treasury Strips 0.000% due 02/15/2027 - 02/15/2036 valued at $685,100. Repurchase proceeds are $749,316.)		749,000	749,000

			3,242,400

TRI-PARTY REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 10/02/2006 (Dated 09/29/2006. Collateralized by Fannie Mae 2.350% - 2.710% due 11/03/2006 - 04/05/2007 valued at $151,398; Federal Home Loan Bank 4.250% - 7.610% due 10/05/2006 - 04/16/2007 valued at $250,730; Freddie Mac 4.364% due 03/13/2007 valued at $49,000; and U.S. Treasury Notes 3.625% - 4.000% due 11/15/2012 - 02/15/2015 valued at $40,645. Repurchase proceeds are $482,324.)		482,127	482,127

BELGIUM TREASURY BILLS 0.1%
2.752% due 10/12/2006	EUR	35,300	44,728

FRANCE TREASURY BILLS 3.6%
2.932% due 10/05/2006 - 02/01/2007 (e)		2,792,040	3,524,361

GERMANY TREASURY BILLS 2.3%
2.884% due 10/18/2006 - 01/17/2007 (e)		1,793,370	2,265,859

NETHERLANDS TREASURY BILLS 1.3%
2.899% due 10/31/2006 - 11/30/2006 (e)		1,011,860	1,280,016

SPAIN TREASURY BILLS 0.0%
2.844% due 10/20/2006		10,600	13,423

U.S. TREASURY BILLS 1.0%
4.813% due 10/19/2006 - 12/14/2006 (e)(g)(j)		965,490	955,166

Total Short-Term Instruments (Cost $31,792,716)			31,769,221

Purchased Options (l) 0.5% (Cost $307,951)			464,734
Total Investments (i) 114.2% (Cost $111,374,616)			111,439,321
Written Options (m) (0.6%) (Premiums $356,541)			(585,898)
Other Assets and Liabilities (Net) (13.6%)			(13,268,617)

Net Assets 100.0%			97,584,806

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Coupon represents a weighted average rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $184,206 have been pledged as collateral for swap and swaption contracts on September 30, 2006.
(h)	Securities with an aggregate market value of $610,275 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2006.
(i)	As of September 30, 2006, portfolio securities with an aggregate value of $994,924 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(j)	Securities with an aggregate market value of $648,230 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2006	129,385	$(165,946)
90-Day Eurodollar December Futures	Long	12/2007	132,378	60,467
90-Day Eurodollar December Futures	Long	12/2008	207	260
90-Day Eurodollar June Futures	Long	06/2007	155,086	(28,141)
90-Day Eurodollar June Futures	Long	06/2008	5,248	3,085
90-Day Eurodollar March Futures	Long	03/2007	170,121	(87,463)
90-Day Eurodollar March Futures	Long	03/2008	46,327	32,612
90-Day Eurodollar September Futures	Long	09/2007	130,519	16,321
90-Day Eurodollar September Futures	Long	09/2008	3,307	1,071
Euro-Bobl 5-Year Note Futures	Long	12/2006	5,998	2,103
Euro-Bund 10-Year Note Futures	Long	12/2006	4,193	3,601
U.S. Treasury 5-Year Note December Futures	Long	12/2006	14,381	9,986
U.S. Treasury 10-Year Note December Futures	Long	12/2006	7,639	7,335
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	3,105	5,589
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	10,790	3,844
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 95.500	Short	12/2006	3,043	(3,701)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2007	3,640	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,112	679
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4,112	1,534
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	6,414	1,289
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,482	442

				$(134,758)

(k)	Swap agreements outstanding on September 30, 2006:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Softbank Corp. 1.750% due 03/31/2014	Sell	2.300%	9/20/2007	JPY 8,849,000	$114
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	$20,000	219
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	3/20/2007	25,000	354
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	9/20/2007	10,000	50
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	6/20/2008	2,500	8

Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	6/20/2008	3,200	0
Bank of America	Harrah’s Operating Co., Inc. 7.500% due 01/15/2009	Buy	(0.500)%	3/20/2009	10,600	0
Bank of America	May Department Stores Co. 4.800 due 07/15/2009	Buy	(0.190)%	9/20/2009	5,000	8
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	3/20/2010	50,000	222
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	3/20/2010	50,000	201
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	9/20/2010	5,000	537
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014	10,600	(37)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	3/20/2012	10,600	(5)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	3/20/2013	20,900	(2)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	46
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	128
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.675%	3/20/2007	25,000	351
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	6/20/2007	10,000	197
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007	23,000	521
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	6/20/2007	800	19
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	9,700	234
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	9/20/2007	8,200	39
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	9/20/2009	5,000	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520)%	6/20/2010	10,000	(8)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655)%	3/20/2011	10,000	(32)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%)	6/20/2011	5,300	(2)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	9/20/2011	10,300	(15)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	3/20/2012	8,200	18
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	6/20/2011	10,000	436
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.130)%	6/20/2011	10,000	(515)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.445%	12/20/2006	26,100	128
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%	9/20/2007	20,000	102
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	9/20/2008	10,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	9/20/2010	3,000	260
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	9/20/2010	5,000	435
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	9/20/2010	2,000	208
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	5/20/2016	10,000	120
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	177
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	9/20/2007	10,000	70
Deutsche Bank AG	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	200,000	(1,319)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	6/20/2011	10,000	434
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	6/20/2011	10,000	438
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	6/20/2011	10,000	459
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	6/20/2011	10,000	492
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	6/20/2011	10,000	528
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.410%)	6/20/2011	10,000	(622)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.400)%	6/20/2011	10,000	(618)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.320)%	6/20/2011	10,000	(587)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.120)%	6/20/2011	10,000	(511)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.100)%	6/20/2011	10,000	(503)
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	7/20/2011	300	1
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	9/20/2011	25,000	937
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.200)%	9/20/2011	25,000	(370)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	9,000	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	12/20/2006	3,630	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	12/20/2006	3,600	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	73
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007	600	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	6/20/2007	12,000	303
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	7,400	41
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	9/20/2007	10,000	60
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	9/20/2010	5,000	435

Goldman Sachs & Co.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	595,300	(4,864)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	6/20/2011	10,000	538
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	10,000	(522)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.340%	11/20/2006	50,000	48
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	6/20/2007	5,300	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	6/20/2007	5,000	45
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	9/20/2007	7,500	8
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.160%	11/20/2006	20,000	12
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	3/20/2007	4,600	25
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	6/20/2007	5,000	115
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	3,500	85
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	6/20/2007	29,300	647
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	9/20/2007	25,000	211
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	6/20/2010	10,000	245
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	6/20/2010	8,000	(6)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	6/20/2011	15,000	565
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	6/20/2011	10,000	636
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	6/20/2011	10,300	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.450)%	6/20/2011	10,000	(637)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.250)%	6/20/2011	15,000	(841)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	9/20/2011	5,000	(9)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	3/20/2016	10,000	70
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016	6,950	41
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	3/20/2016	22,400	17
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.160%	11/20/2006	20,000	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.270%	11/20/2006	20,000	27
Lehman Brothers, Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.600%	3/20/2007	15,000	290
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	3/20/2007	10,000	52
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	9/20/2007	5,000	15
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	7,800	43
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	9/20/2007	10,600	69
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	9/20/2007	15,000	104
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	3/20/2010	50,000	197
Lehman Brothers, Inc.	People’s China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	3/20/2010	50,000	131
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.260)%	9/20/2010	5,900	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	50,000	(651)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	3/20/2011	10,000	441
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	6/20/2011	10,000	538
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	10,000	(522)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	25,000	110
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	5/20/2013	30,000	317
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	3/20/2016	25,000	(177)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	3/20/2016	6,900	(20)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	3/20/2016	41,200	245
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	217
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2007	4,000	89
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 6/15/2012	Buy	(0.290)%	6/20/2012	5,000	(6)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	10,500	20
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	5/20/2013	15,000	148
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	4/20/2016	300	1
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	248
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	85
Morgan Stanley	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	2/26/2007	103,300	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	6/20/2007	7,300	165
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	6/20/2007	18,900	456
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	6/20/2007	41,800	113
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	9/20/2007	5,900	21

Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	9/20/2007	10,400	42
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.250)%	9/20/2010	1,300	(24)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200)%	10/20/2010	10,000	(247)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	3/20/2011	10,000	438
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	6/20/2011	20,000	681
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	20,000	(1,044)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	6/20/2011	5,200	(11)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	9/20/2012	5,000	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	3/20/2013	47,000	96
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	10,000	(19)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	5,000	(5)
Morgan Stanley	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	3/20/2016	22,400	(16)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240)%	9/20/2011	6,200	(1)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	9/20/2011	5,100	0
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	12,300	134
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	12/20/2006	15,000	44
UBS AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	5.650%	3/20/2007	40,000	782
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	6/20/2007	10,000	123
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	6/20/2007	10,000	245
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	6/20/2007	6,000	152
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	9/20/2007	5,000	27
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%	9/20/2007	25,000	215
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	646
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	3/20/2011	5,000	219
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	6/20/2011	25,000	824
UBS AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	6/20/2011	25,000	1,121
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.500)%	6/20/2011	25,000	(1,641)
UBS AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(3.150)%	6/20/2011	25,000	(1,305)
UBS AG	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	9/20/2011	10,000	5
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	167,500	(1,691)

						$3,593

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	1/4/2010		BRL 124,738	$0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	463
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	568
Credit Suisse First Boston	6-month EUR-LIBOR	Pay	6.000%	6/18/2034		100,000	778
Morgan Stanley	6-month EUR-LIBOR	Pay	6.000%	6/18/2034		746,400	34,908
UBS AG	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	633
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	6/15/2007	GBP	702,200	(7,370)
Barclays Bank PLC	6-month GBP-LIBOR	Pay	5.000%	6/16/2011		442,880	(6,266)
Barclays Bank PLC	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	(194)
HSBC Bank USA	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		325,000	(6,286)
Lehman Brothers, Inc.	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		130,500	(2,519)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		154,700	(3,009)
Merrill Lynch & Co., Inc.	6-month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	7
UBS AG	6-month GBP-LIBOR	Pay	4.500%	9/20/2009		250,000	(4,881)
Barclays Bank PLC	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016	MXN	190,000	(86)
Citibank N.A.	28-day Mexico Interbank TIIE Banxico	Pay	8.720%	9/5/2016		360,000	(158)
Morgan Stanley	28-day Mexico Interbank TIIE Banxico	Pay	8.900%	9/12/2016		483,200	181

Bank of America	3-month USD-LIBOR	Pay	5.000%	12/20/2036	$280,500	15,330
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2008	2,037,500	19,054
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2011	137,600	2,238
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	240
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	3,432
Bear Stearns & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	25,000	1,213
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	1,013,000	(2,005)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	235,000	13,955
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/20/2036	286,500	15,919
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	182,300	5,408
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	190,400	441
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	715,300	34,167
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	48,000	769
JPMorgan Chase & Co.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,516
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2011	205,300	3,286
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2016	66,400	1,970
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035	187,600	367
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	175,000	7,246
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	12/20/2016	170,700	5,066
Royal Bank of Canada	3-month USD-LIBOR	Pay	5.000%	12/20/2013	212,100	6,035
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/20/2036	75,000	2,200
UBS AG	3-month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	2,247
Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.000%	12/20/2036	50,000	2,413

						$155,276

(l)	Purchased options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar December Futures	$91.750	12/18/2006	25,205	$239	$157
Put - CME 90-Day Eurodollar December Futures	92.000	12/18/2006	63,487	603	397
Put - CME 90-Day Eurodollar December Futures	92.250	12/18/2006	18,522	176	116
Put - CME 90-Day Eurodollar December Futures	92.500	12/18/2006	28,316	269	177
Put - CME 90-Day Eurodollar December Futures	92.750	12/18/2006	8,529	81	53
Put - CME 90-Day Eurodollar June Futures	91.000	6/18/2007	6,511	62	41
Put - CME 90-Day Eurodollar June Futures	91.250	6/18/2007	68,157	647	426
Put - CME 90-Day Eurodollar March Futures	92.000	3/19/2007	70,330	668	439
Put - CME 90-Day Eurodollar March Futures	92.250	3/19/2007	11,030	105	69
Put - CME 90-Day Eurodollar September Futures	90.250	9/17/2007	25,000	238	156
Put - CME 90-Day Eurodollar September Futures	90.500	9/17/2007	33,374	317	209
Put - CME 90-Day Eurodollar September Futures	90.750	9/17/2007	40,000	380	250
Put - CME 90-Day Eurodollar September Futures	91.000	9/17/2007	42,501	404	266

				$4,189	$2,756

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR- LIBOR	Pay	3.960%	7/2/2007		EUR 815,000	$3,751	$5,410
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Pay	3.960%	7/2/2007		3,827,000	21,655	25,405
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Pay	4.100%	7/2/2007		1,849,000	10,304	16,328
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR- LIBOR	Pay	3.960%	7/2/2007		1,748,000	8,450	11,613
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP- LIBOR	Pay	5.080%	6/15/2007	GBP	402,300	1,862	2,486
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	6/15/2007		258,700	1,475	1,599
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP- LIBOR	Pay	5.058%	6/15/2007		638,000	2,890	3,715
Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Pay	5.130%	10/25/2006		$2,833,000	4,298	4,439

Call - OTC 2-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Pay	5.000%	3/8/2007	1,786,000	6,965	6,408
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Pay	4.500%	10/4/2006	1,078,300	5,499	0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Pay	4.800%	12/22/2006	399,000	2,214	295
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Pay	5.200%	5/9/2007	1,150,000	4,957	7,942
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-month USD- LIBOR	Pay	5.000%	3/8/2007	1,022,000	4,088	3,667
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD- LIBOR	Pay	5.130%	10/25/2006	22,400	42	35
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD- LIBOR	Pay	4.500%	10/18/2006	217,000	944	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Pay	4.500%	10/4/2006	217,000	1,107	0
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Pay	4.800%	12/22/2006	2,275,000	12,626	1,684
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.000%	3/8/2007	1,414,000	6,618	5,073
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.080%	4/19/2007	3,781,400	12,715	19,678
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.200%	5/9/2007	5,237,800	22,837	36,172
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.200%	5/23/2007	4,417,000	19,324	31,520
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD -LIBOR	Pay	5.250%	6/7/2007	4,539,700	19,975	36,322
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.500%	6/30/2007	4,463,000	21,422	52,164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	4.750%	7/2/2007	2,337,600	9,672	9,672
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.250%	7/2/2007	11,981,000	63,009	100,209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Pay	5.370%	7/2/2007	6,289,700	24,247	62,344
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Pay	5.130%	10/25/2006	929,400	1,464	1,456
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Pay	5.170%	2/1/2007	2,358,000	6,072	10,953
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Pay	5.250%	6/7/2007	877,000	3,227	7,017

							$303,709	$463,606

Options on Securities

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2036	$89.000	10/5/2006	$450,000	$53	$0

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	1/17/2007	$280,000	$0	$(1,628)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(m)	Written options outstanding on September 30, 2006:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/21/2006	100	$18	$69
Call - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2006	29,183	21,000	55,174
Put - CBOT U.S. Treasury 10-Year Note December Futures	103.000	11/21/2006	100	36	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	104.000	11/21/2006	12,727	4,663	199
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/21/2006	14,280	4,527	223
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	10,168	6,481	8,516
Put - CME 90-Day Eurodollar March Futures	94.750	3/19/2007	2,922	1,598	822
Put - CME 90-Day Eurodollar March Futures	95.250	3/19/2007	3,725	3,480	4,214

				$41,803	$69,218

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call -OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR- LIBOR	Receive	4.100%	7/2/2007	EUR	310,000	$3,714	$6,162
Call -OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Receive	4.100%	7/2/2007		1,625,000	21,903	32,384
Call -OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR- LIBOR	Receive	4.230%	7/2/2007		785,000	10,124	19,735
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR- LIBOR	Receive	4.100%	7/2/2007		741,000	8,366	14,767
Call -OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP- LIBOR	Receive	4.850%	6/15/2007	GBP	114,800	1,859	2,172
Put -OTC 1-Year Interest Rate Swap	HSBC Bank USA	6-month GBP- LIBOR	Pay	4.500%	12/20/2006		1,774,100	8,656	23,428
Call -OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP- LIBOR	Receive	4.850%	6/15/2007		73,500	1,467	1,391
Call -OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP- LIBOR	Receive	4.850%	6/15/2007		183,000	2,902	3,463
Call -OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Receive	5.210%	10/25/2006		$1,220,000	4,420	8,261
Call -OTC 5-Year Interest Rate Swap	Bear Stearns & Co., Inc.	3-month USD- LIBOR	Receive	5.040%	3/8/2007		768,000	7,296	6,238
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Receive	4.540%	10/4/2006		463,600	5,431	0
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Receive	4.850%	12/22/2006		172,000	2,260	380
Call -OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD- LIBOR	Receive	5.315%	5/9/2007		500,000	5,119	8,535
Call -OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-month USD- LIBOR	Receive	5.040%	3/8/2007		439,000	4,236	3,566
Call -OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-month USD- LIBOR	Receive	4.560%	10/18/2006		93,000	928	0
Call -OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Receive	4.540%	10/4/2006		90,000	1,074	0
Call -OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-month USD- LIBOR	Receive	4.850%	12/22/2006		978,000	12,836	2,160
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.040%	3/8/2007		609,000	6,779	4,947
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.220%	4/19/2007		1,643,900	12,989	22,826
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.315%	5/9/2007		2,291,500	23,638	39,116
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.300%	5/23/2007		1,884,000	18,840	31,998
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.340%	6/7/2007		1,974,000	20,076	36,525
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.600%	6/29/2007		1,940,000	21,437	52,642
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.000%	7/2/2007		1,015,100	10,608	10,608
Call -OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.370%	7/2/2007		5,207,000	62,924	103,723
Call -OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD- LIBOR	Receive	5.500%	7/2/2007		2,062,300	23,765	60,539
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Receive	5.210%	10/25/2006		398,200	1,558	2,696
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Receive	5.240%	2/1/2007		1,020,700	6,277	12,365
Call -OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD- LIBOR	Receive	5.325%	6/7/2007		383,000	3,256	6,920

								$314,738	$517,547

Straddle Options - Short Positions

Description	Counterparty	Exercise Price(3)	Expiration Date	Notional Amount	Premium(3)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000	1/17/2007	$280,000	$0	$(867)

(3)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(n)	Restricted securities as of September 30, 2006:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	8/1/2021	7/21/1992	$587	$564	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	6/24/1993	2,034	1,999	0.00%
Mazda Manufacturing Corp.	10.500%	7/1/2008	8/30/1993	509	496	0.00%
Mazda Motor Corp.	10.500%	7/1/2008	3/14/2003	57	55	0.00%
Morgan Stanley Warehouse Facilities	1.390%	10/30/2006	6/28/2004	234,600	234,600	0.24%
United Airlines, Inc.	11.080%	5/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	7/1/2008	9/22/2003	714	701	0.00%
United Telephone Co. of the Northwest	6.890%	7/1/2008	5/2/2002	2,697	2,765	0.01%
Wilmington Trust Corp.	10.500%	7/1/2008	3/14/2003	178	175	0.00%

				$242,201	$242,669	0.25%

(o)	Forward foreign currency contracts outstanding on September 30, 2006:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	334,220	10/2006	$0	$(1,740)	$(1,740)
Buy	CNY	742,913	03/2007	0	(723)	(723)
Sell	EUR	5,814,143	10/2006	43,919	0	43,919
Sell	GBP	39,346	10/2006	1,088	0	1,088
Buy	INR	756,651	11/2006	0	(243)	(243)
Buy		730,634	02/2007	262	0	262
Buy		1,199,042	03/2007	108	0	108
Buy	JPY	308,976,331	11/2006	0	(82,055)	(82,055)
Buy	KRW	18,851,061	11/2006	388	0	388
Buy		33,866,800	12/2006	247	0	247
Buy		51,111,397	02/2007	849	0	849
Buy		26,381,168	03/2007	313	0	313
Buy		133,131,382	05/2007	0	(687)	(687)
Sell	NZD	58,583	10/2006	955	0	955
Buy	RUB	1,334,574	12/2006	31	(2)	29
Buy		995,618	01/2007	1	(20)	(19)
Buy		3,404,488	03/2007	30	(76)	(46)
Buy	SGD	43,496	10/2006	0	(247)	(247)
Sell		15,471	10/2006	4	0	4
Buy		155,184	11/2006	0	(18)	(18)
Buy		15,471	01/2007	0	(4)	(4)
Buy		29,795	03/2007	0	(42)	(42)
Buy	TWD	577,873	10/2006	0	(139)	(139)
Buy		311,248	12/2006	0	(465)	(465)
Buy		2,889,854	02/2007	0	(1,987)	(1,987)

				$48,195	$(88,448)	$(40,253)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not Applicable.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 7, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 7, 2006